UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22811

Bridge Builder Trust

(Exact name of registrant as specified in charter)

Bridge Builder Trust

12555 Manchester Road

Des Peres, MO, 63131

(Address of principal executive offices)

Evan S. Posner, Secretary

Bridge Builder Trust

c/o 12555 Manchester Road

Des Peres, MO 63131

(Name and address of Agent for service)

Registrant’s telephone number, including area code: (314) 515-3289

Date of fiscal year end: June 30

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

The following is a copy of the Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)(17 CFR 270.30e-1).

Annual Report

June 30, 2023

Bridge Builder Core Bond Fund

Bridge Builder Core Plus Bond Fund

Bridge Builder Municipal Bond Fund

Bridge Builder Municipal High-Income Bond Fund

Bridge Builder Large Cap Growth Fund

Bridge Builder Large Cap Value Fund

Bridge Builder Tax Managed Large Cap Fund

Bridge Builder Small/Mid Cap Growth Fund

Bridge Builder Small/Mid Cap Value Fund

Bridge Builder Tax Managed Small/Mid Cap Fund

Bridge Builder International Equity Fund

Bridge Builder Tax Managed International Equity Fund

Annual Report • June 30, 2023

Bridge Builder Mutual Funds

Letter to Shareholders (Unaudited)

Dear Shareholder,

It is our pleasure to provide you with the Bridge Builder Mutual Funds (“Funds” or individually a “Fund”) annual report for the fiscal year ended June 30, 2023. In this report you will find fund performance information, a summary schedule of investments, financial statements and other important information about each of the Funds.

For details about individual fund performance and market commentary, please refer to the Management’s Discussion of Fund Performance section of this report for each Fund.

The Funds are available exclusively through Edward Jones Advisory Solutions®, an asset allocation program providing investment advisory services. Each Fund uses a multi-manager sub-advised structure, where several leading asset management firms are selected to invest a portion of a fund’s assets. Each manager within a Fund brings a unique perspective and investment approach. The Funds are managed according to the key tenets of our investment philosophy: diversification, high quality and a long-term approach.

All of the Funds’ sub-advisers are selected by Olive Street Investment Advisers, LLC (“Olive Street” or “Adviser”), an affiliate of Edward Jones, and approved by the Funds’ Board of Trustees. Olive Street strives to combine complementary investment styles, performance patterns and portfolio characteristics that have generally demonstrated a track record of success.

Since the inception of the Funds, they have provided investors in Edward Jones Advisory Solutions® with several important benefits. These benefits include: manager selection with oversight by Edward Jones’ Portfolio Solutions and Investment Management Research teams, access to certain institutional managers and investment strategies that are not available in the retail mutual fund marketplace, the ability to make changes among managers within the Funds in a potentially more tax- and cost-efficient manner, and lower overall Fund costs compared to Morningstar® category averages. As a result, your ownership of the Funds as part of the Edward Jones Advisory Solutions® has played an important role in the performance of your account.

Over the course of the past 12-months, there have been changes to the Funds’ lineup of sub-advisers and a new Fund was added to the Bridge Builder Trust. In April of 2023, Bridge Builder launched the Bridge Builder Municipal High-Income Bond Fund. Assets from the Bridge Builder Municipal Bond Fund were transitioned to the new Fund as was the T. Rowe Price Associates investment advisory mandate. Capital International, Inc. was also named as a sub-adviser to the new Fund.

For additional information about the Funds, visit www.bridgebuildermutualfunds.com.

We look forward to playing an important role in helping you pursue your financial goals.

Sincerely,

John Tesoro Chairman, Bridge Builder Trust

Tom Kersting President, Olive Street Investment Advisers, LLC Principal, Edward Jones Investment and Protection Products

Annual Report • June 30, 2023	1

Bridge Builder Core Bond Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Core Bond Fund (the “Fund”) is to provide total return (capital appreciation plus income).

Summary of the Investment Strategy

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income securities and other instruments, such as derivatives and certain investment companies, with economic characteristics similar to fixed income securities. The Fund’s assets are allocated across different fixed-income market sectors and maturities. Most of the Fund’s investments are fixed-income securities issued or guaranteed by the U.S. government or its agencies, corporate bonds, asset-backed securities, privately issued securities, floating rate securities and mortgage-related and mortgage-backed securities. The Fund may invest in securities issued by foreign entities, including emerging market securities. The Fund may buy or sell futures or swaps to gain or hedge exposure to risk factors or to alter the Fund’s investment characteristics. The Fund employs a multi-manager sub-advised structure.

Investment Commentary

The Fund returned -0.30% during the fiscal year ended June 30, 2023. The Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index (the “Agg”), which returned -0.94% over the same period.

The U.S. Federal Reserve (the “Fed”) continued to have a dominant impact on fixed income markets during the second half of 2022. Its hawkish stance to address elevated inflation resulted in four rate hikes totaling 275 basis points (“bps”, 1bps equal 0.01%), pushing all major fixed income sectors into negative territory and deepening losses for the full calendar year: the Agg, an index measuring the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, posted a -13.01% return in 2022, the worst calendar year result in its history. The first half of 2023 brought renewed optimism as year-over-year inflation prints continued trending lower, providing market participants some relief and confidence in the Fed’s ability to orchestrate a “soft landing” despite one of the most aggressive tightening cycles ever undertaken. The Fed slowed the pace of rate hikes to 25bps in each of the first three meetings of 2023 and opted to pause altogether in June as they observed the economy’s digestion of materially higher interest rates. Despite a generally positive sentiment on the path of inflation, fixed income markets faced new challenges in the second quarter due to uncertainty around the looming U.S. debt ceiling; ultimately a deal was struck, and the debt ceiling extended to January of 2025.

Altogether, the 10-Year U.S. Treasury rate rose from 2.98% on June 30, 2022, to 3.81% on June 30, 2023. Meanwhile, corporate credit spreads narrowed over the period, particularly within U.S. high-yield, leading to gains for U.S. corporate bonds and other credit-sensitive areas of the market. Emerging markets debt similarly rallied, while the developed non-U.S. bond market closed the fiscal year with modest losses, driven in part by Bank of Japan’s policy action and resulting increase in Japanese yields. The U.S. dollar depreciated marginally relative to most other developed-markets currencies.

Against this backdrop, the Fund outperformed its benchmark by 0.64% over the fiscal year. The outperformance was primarily driven by an underweight to U.S. Treasuries and an overweight to and selection within the corporate bond sector, particularly within the industrials sub-sector. Duration and curve positioning within the securitized sector, specifically asset-backed and commercial mortgage-backed securities, were detractors from relative performance.

Investment Sub-advisers

Robert W. Baird & Co. Inc. utilizes a structured, risk-controlled philosophy with a disciplined duration neutral approach to invest its allocated portion of the Fund’s assets.	J.P. Morgan Investment Management, Inc. incorporates a bottom-up, value-oriented approach in managing its allocated portion of the Fund’s assets.	Loomis, Sayles & Company, L.P. employs an investment philosophy that focuses on research-driven, relative value investing on a risk-adjusted basis, seeking to add value primarily through security selection while continually managing risk in the portfolio.	PGIM, Inc. uses a team approach to attempt to add value by tilting toward fixed-income sectors that it believes are attractive and by utilizing its extensive research capabilities to choose attractive fixed-income securities within sectors.

2	Annual Report • June 30, 2023

Bridge Builder Core Bond Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Core Bond Fund from its inception (October 28, 2013) to June 30, 2023 as compared with the Bloomberg U.S. Aggregate Bond Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2023

vs.

Bloomberg U.S. Aggregate Bond Index

Average Annual Total Returns as of June 30, 2023

	1 Year	5 Years	Since Inception (10/28/2013)
Bridge Builder Core Bond Fund	-0.30%	1.29%	1.85%
Bloomberg U.S. Aggregate Bond Index	-0.94%	0.77%	1.42%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.34%(1) and 0.13%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
Mortgage-Backed Obligations	35.9%
Corporate Bonds	28.8
Government Related	20.0
Asset-Backed Obligations	12.1
Short-Term Investments	3.2
Preferred Stocks	0.0	*

*	Amount less than 0.05%.

Annual Report • June 30, 2023	3

Bridge Builder Core Plus Bond Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Core Plus Bond Fund (the “Fund”) is to provide total return (capital appreciation plus income).

Summary of the Investment Strategy

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income securities of any maturity or duration and other instruments, such as derivatives, with economic characteristics similar to fixed income securities, and certain investment companies that seek to track the performance of fixed income securities. The Fund’s assets are allocated across different fixed-income market sectors and maturities. Most of the Fund’s investments are fixed-income securities issued or guaranteed by the U.S. government or its agencies, corporate bonds, asset-backed securities, privately issued securities, floating rate securities, and mortgage-related and mortgage-backed securities. The Fund may invest in high-yield securities deemed below investment grade, and securities issued by foreign entities, including emerging market securities. The Fund employs a multi-manager sub-advised structure.

Investment Commentary

The Fund returned 0.55% during the fiscal year ended June 30, 2023. The Fund modestly outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.94% during the same period.

The Fed continued to have a dominant impact on fixed income markets during the second half of 2022. Its hawkish stance to address elevated inflation resulted in four rate hikes totaling 275bps pushing all major fixed income sectors into negative territory and deepening losses for the full calendar year: the Agg, an index measuring the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, posted a -13.01% return in 2022, the worst calendar year result in its history. The first half of 2023 brought renewed optimism as year-over-year inflation prints continued trending lower, providing market participants some relief and confidence in the Fed’s ability to orchestrate a “soft landing” despite one of the most aggressive tightening cycles ever undertaken. The Fed slowed the pace of rate hikes to 25bps in each of the first three meetings of 2023 and opted to pause altogether in June as they observed the economy’s digestion of materially higher interest rates. Despite a generally positive sentiment on the path of inflation, fixed income markets faced new challenges in the second quarter due to uncertainty around the looming U.S. debt ceiling; ultimately a deal was struck, and the debt ceiling extended to January of 2025.

Altogether, the 10-Year U.S. Treasury rate rose from 2.98% on June 30, 2022, to 3.81% on June 30, 2023. Meanwhile, corporate credit spreads narrowed over the period, particularly within U.S. high-yield, leading to gains for U.S. corporate bonds and other credit-sensitive areas of the market. Emerging markets debt similarly rallied, while the developed non-U.S. bond market closed the fiscal year with modest losses, driven in part by Bank of Japan’s policy action and resulting increase in Japanese yields. The U.S. dollar depreciated marginally relative to most other developed-markets currencies.

Against this backdrop, the Fund outperformed its benchmark by 1.49% over the fiscal year. The Fund’s overweight to and selection within corporate bonds, particularly the industrials sub-sector, was the largest contributor to relative results. The Fund’s lower duration compared to the benchmark also contributed to relative results as interest rates rose materially and more interest-rate-sensitive instruments sold off to a larger degree during the fiscal year.

4	Annual Report • June 30, 2023

Bridge Builder Core Plus Bond Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

Investment Sub-advisers

Pacific Investment Management Company LLC seeks to achieve the Fund’s investment objective by investing in a multi-sector portfolio of fixed-income instruments of varying maturities, which may be represented by derivatives such as forwards, futures contracts or swap agreements.	BlackRock Investment Management, LLC will buy or sell securities whenever its portfolio management team sees an appropriate opportunity. Under normal circumstances, BlackRock invests primarily in fixed income securities and derivatives with similar economic characteristics.	Loomis, Sayles & Company, L.P. generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Loomis Sayles relies primarily on issue selection as the key driver to investment performance. Loomis Sayles also analyzes different sectors of the economy and differences in the yields of various fixed-income securities in an effort to find securities that it believes may produce attractive returns in comparison to these securities’ risks.	Metropolitan West Asset Management, LLC employs a value-oriented fixed-income management philosophy and an investment process predicated on a long-term economic outlook.

Annual Report • June 30, 2023	5

Bridge Builder Core Plus Bond Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Core Plus Bond Fund from its inception (July 13, 2015) to June 30, 2023 as compared with the Bloomberg U.S. Aggregate Bond Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2023

vs.

Bloomberg U.S. Aggregate Bond Index

Average Annual Total Returns as of June 30, 2023

	1 Year	5 Years	Since Inception (7/13/2015)
Bridge Builder Core Plus Bond Fund	0.55%	1.70%	1.87%
Bloomberg U.S. Aggregate Bond Index	-0.94%	0.77%	1.17%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.41%(1) and 0.18%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
Mortgage-Backed Obligations	32.5%
Corporate Bonds	25.1
Government Related	20.0
Asset-Backed Obligations	10.8
Short-Term Investments	10.0
Bank Loans	1.0
Convertible Securities	0.3
Convertible Preferred Stocks	0.2
Common Stocks	0.1
Warrants	0.0	*
Preferred Stocks	0.0	*
Rights	—	**

*	Amount less than 0.05%.
**	A zero balance.

6	Annual Report • June 30, 2023

Bridge Builder Municipal Bond Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Municipal Bond Fund (the “Fund”) is to provide current income exempt from federal tax, with a secondary goal of preservation of investment principal.

Summary of the Investment Strategy

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in municipal securities of any maturity or duration whose interest is exempt from federal income tax. These municipal securities include debt obligations issued by or on behalf of a state or local entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for federal income tax purposes. Interest may be includable in taxable income for certain non-corporate taxpayers subject to the federal alternative minimum tax. The Fund employs a multi-manager sub-advised structure.

Investment Commentary

The Fund returned 3.03% during the fiscal year ended June 30, 2023. The Fund outperformed its benchmark, the Bloomberg Municipal 1-15 Year Index, which returned 2.78% during the same period.

The Fed continued to have a dominant impact on fixed income markets during the second half of 2022. Its hawkish stance to address elevated inflation resulted in four rate hikes totaling 275bps pushing all major fixed income sectors into negative territory and deepening losses for the full calendar year: the Agg, an index measuring the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, posted a -13.01% return in 2022, the worst calendar year result in its history. The first half of 2023 brought renewed optimism as year-over-year inflation prints continued trending lower, providing market participants some relief and confidence in the Fed’s ability to orchestrate a “soft landing” despite one of the most aggressive tightening cycles ever undertaken. The Fed slowed the pace of rate hikes to 25bps in each of the first three meetings of 2023 and opted to pause altogether in June as they observed the economy’s digestion of materially higher interest rates. Despite a generally positive sentiment on the path of inflation, fixed income markets faced new challenges in the second quarter due to uncertainty around the looming U.S. debt ceiling; ultimately a deal was struck, and the debt ceiling extended to January of 2025. Altogether, the 10-Year U.S. Treasury rate rose from 2.98% on June 30, 2022, to 3.81% on June 30, 2023.

Within the municipal bond market, the second half of 2022 saw municipal bond yields shift higher as a result of Fed policy action. This, combined with technical pressures of material outflows from the asset class overall, weighed on municipal bond returns. Conversely, during the first half of 2023 municipal bonds rebounded modestly, as investors reentered the space while new issuance was constrained, pushing yields, particularly on the long end of the curve, down to levels similar to the beginning of the fiscal year on June 30, 2022.

Against this backdrop, the Fund outperformed its benchmark by 0.25% for the fiscal year. The Fund’s outperformance was largely driven by its overall longer duration positioning relative to the benchmark.

Investment Sub-advisers

FlAM LLC uses a municipal bond index as a guide in structuring and selecting its investments for its allocated portion of the Fund’s assets. FIAM considers a variety of factors when selecting investments, including the credit quality of issuers, security-specific features, current valuations relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuations.	MacKay Shields, LLC believes strong long-term performance can be achieved through an actively managed, research-driven, relative-value approach. Their investment strategy combines a top-down macro view with bottom-up credit research driven security selection. In doing so, the investment process seeks to identify mispricings and opportunities for total return with an emphasis and focus on risk management.	BlackRock Investment Management, LLC takes a top-down, bottom-up approach with a flexible investment framework. Their security selection process is based on the relative value outlook and the quantitative assessment of the security and portfolio. BlackRock seeks total return derived primarily from coupon interest, and secondarily, capital appreciation.

Annual Report • June 30, 2023	7

Bridge Builder Municipal Bond Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Municipal Bond

Fund from its inception (September 14, 2015) to June 30, 2023 as compared with the Bloomberg Municipal 1-15 Year Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2023

vs.

Bloomberg Municipal 1-15 Year Index

Average Annual Total Returns as of June 30, 2023

	1 Year	5 Years	Since Inception (9/14/2015)
Bridge Builder Municipal Bond Fund	3.03%	1.81%	2.02%
Bloomberg Municipal 1-15 Year Index	2.78%	1.83%	1.97%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.38%(1) and 0.15%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
General Revenue	26.1%
General Obligation	23.0
Transportation	15.5
Utilities	10.8
Healthcare	9.6
Education	7.4
Housing	5.3
Short-Term Investments	2.3

Breakdown by State	(% of Long-Term Investments)
New York	11.3%
Texas	10.1
Illinois	8.8
California	7.3
Florida	6.0
New Jersey	3.9
Pennsylvania	3.9
Michigan	3.5
Georgia	3.5
Washington	3.2
Other	38.5

8	Annual Report • June 30, 2023

Bridge Builder Municipal High-Income Bond Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Municipal High-Income Bond Fund (the “Fund”) is to provide current income exempt from federal tax.

Summary of the Investment Strategy

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in municipal securities of any maturity or duration whose interest is exempt from federal income tax. These municipal securities include debt obligations issued by or on behalf of a state or local entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for federal income tax purposes. Interest may be includable in taxable income for certain taxpayers subject to the federal alternative minimum tax. Additionally, the Fund invests at least 50% of its assets in municipal securities rated Baa1 or lower by Moody’s Investors Service, Inc., BBB+ or lower by Standard & Poor’s Corporation, or an equivalent rating by another nationally recognized securities rating organization, or in unrated securities that a sub-adviser of the Fund believes are of comparable quality. The Fund employs a multi-manager sub-advised structure.

Investment Commentary

The Fund returned 0.01% from its inception on April 13, 2023, through its fiscal period ended June 30, 2023. The Fund outperformed its benchmark, the Bloomberg Municipal 65% High-Grade/35% High-Yield Index, which returned -0.83% during the same period.

Investment Sub-advisers

T. Rowe Price Associates Inc. uses an active investment management approach that emphasizes the value of in-depth fundamental credit research, diversification and risk management practices. By using fundamental research, T. Rowe Price seeks to add value through sector weights and issue selection over a full market cycle.	Capital International, Inc. utilizing a system of multiple portfolio managers in managing its allocated portion of the Fund’s assets, seeks to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities.

Annual Report • June 30, 2023	9

Bridge Builder Municipal High-Income Bond Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Municipal High-Income Bond Fund from its inception (April 13, 2023) to June 30, 2023 as compared with the Bloomberg Municipal 65% High-Grade/35% High Yield Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2023

vs.

Bloomberg Municipal 65% High-Grade/35% High Yield Index

Average Annual Total Returns as of June 30, 2023

Since Inception (4/13/2023)
Bridge Builder Municipal High-Income Bond Fund	0.01%
Bloomberg Municipal 65% High-Grade/35% High Yield Index	-0.83%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.37%(1) and 0.16%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
General Revenue	39.3%
Healthcare	17.2
Transportation	15.8
Education	7.9
General Obligation	7.4
Housing	6.1
Utilities	5.6
Short-Term Investments	0.7
Common Stocks	0.0	*

*	Amount less than 0.05%.

Breakdown by State/Territory	(% of Long-Term Investments)
Puerto Rico	10.2%
California	9.4
Illinois	6.3
Texas	5.8
New York	5.4
Pennsylvania	4.9
Ohio	4.9
Florida	4.8
New Jersey	4.7
Virginia	4.4
Other	39.2

10	Annual Report • June 30, 2023

Bridge Builder Large Cap Growth Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Large Cap Growth Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of large capitalization companies and other instruments, such as certain investment companies that seek to track the performance of securities of large capitalization companies. Large capitalization companies are defined by the Fund as those companies whose market capitalizations at the time of purchase typically fall within the range of the Russell 1000® Index. The Fund follows an investing style that favors growth investments and employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended June 30, 2023, the Fund returned 20.76%, underperforming its benchmark, the Russell 1000® Growth Index, which returned 27.11%.

For the year, large-capitalization growth stocks experienced two distinct halves of performance, where performance was negative for the first six months and lagged value stocks compared to a second half, where there was a strong reversal towards growth, returning 29% and outperforming value by nearly 24% during the period, versus 15% for the year. For the fiscal year, performance within large-capitalization growth stocks was largely driven by the technology sector, returning nearly 44% for the year and contributing roughly 17% of the benchmark’s 27.11% return. Given the technology sector’s weight in the benchmark and the magnitude of outperformance during the year, all other sectors lagged overall benchmark performance.

Compared to its benchmark, the Fund’s relative underperformance was driven predominantly by the underweight allocation to, and stock selection within, the technology sector. Overweight positioning and weak stock selection within health care and financials were also headwinds to performance. Stock selection within communication services was also another headwind to performance. Given the strong market performance over the trailing year, the Fund’s cash position also created a drag on relative performance versus the benchmark.

Two of the biggest headwinds for markets in 2022 – inflation and Federal Reserve policy – have started to turn favorably, while the economy has proved surprisingly resilient. Looking forward, we think inflation will continue to moderate, but growth is likely to downshift as the impact of the Fed’s rate hikes filters through the economy. While inflation remains high, progress has been made. As time passes, we think the impact of higher interest rates will be felt, and growth could weaken. However, the healthy starting point for the labor market should provide some cushion, and it is possible that just as consumption becomes less supportive, the slump in manufacturing and housing may start to reverse.

Investment Sub-advisers

Lazard Asset Management LLC invests primarily in equity securities of U.S. companies that it believes have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values.	Sustainable Growth Advisers, LP seeks to identify large-capitalization companies that exhibit characteristics such as pricing power, repeat revenue streams and global reach that, in SGA’s judgement, have the potential for long-term earnings growth within the context of low business risk.	Jennison Associates LLC invests in equity and equity-related companies that have strong capital appreciation potential. It follows a highly disciplined investment selection and management process of identifying companies that show superior absolute and relative earnings growth and are believed to be attractively valued.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating as closely as practicable the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the 1,000 largest capitalized companies.

Annual Report • June 30, 2023	11

Bridge Builder Large Cap Growth Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Large Cap Growth Fund from its inception (April 27, 2015) to June 30, 2023 as compared with the Russell 1000® Growth

Growth of a Hypothetical $10,000 Investment as of June 30, 2023

vs.

Russell 1000® Growth Index

Average Annual Total Returns as of June 30, 2023

	1 Year	5 Years	Since Inception (4/27/2015)
Bridge Builder Large Cap Growth Fund	20.76%	12.91%	12.07%
Russell 1000® Growth Index	27.11%	15.14%	14.43%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.46%(1) and 0.19%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Information Technology	27.8%
Financials	16.0
Healthcare	15.4
Consumer Discretionary	15.0
Communication Services	8.1
Consumer Staples	4.6
Industrials	3.8
Materials	3.5
Real Estate	2.3
Energy	1.8
Short-Term Investments	1.7
Utilities	0.0	*

*	Amount less than 0.05%.

Top Ten Equity Holdings	(% of Net Assets)
Microsoft Corp.	7.9%
Amazon.com, Inc.	5.6
Visa, Inc. – Class A	3.7
Apple, Inc.	3.1
Alphabet, Inc. – Class A	3.0
NVIDIA Corp.	2.7
UnitedHealth Group, Inc.	2.7
Alphabet, Inc. – Class C	2.0
Thermo Fisher Scientific, Inc.	1.9
Salesforce, Inc.	1.9

12	Annual Report • June 30, 2023

Bridge Builder Large Cap Value Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Large Cap Value Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of large capitalization companies and other instruments, such as certain investment companies, with economic characteristics that seek to track the performance of securities of large capitalization companies. Large capitalization companies are defined by the Fund as those companies whose market capitalizations at the time of purchase typically fall within the range of the Russell 1000® Index. The Fund follows an investing style that favors value investments and employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended June 30, 2023, the Fund returned 13.52%, outperforming its benchmark, the Russell 1000® Value Index, which returned 11.54%.

For the fiscal year, within large-capitalization value stocks, six of the sectors led the broad market, while five lagged. Industrials, consumer discretionary, and energy were the top performing sectors, while utilities, real estate and health care were the three worst performers for the period. In addition, within the overall large-capitalization portion of the market, value stocks underperformed growth stocks for the one-year period.

Compared to its benchmark, the Fund’s relative outperformance was driven predominantly by the overweight allocation to, and stock selection within, the consumer discretionary sector. Stock selection within technology was an additional tailwind to performance. The Fund’s underweight position in energy and weak stock selection within consumer staples were the largest headwinds to relative performance for the year.

Two of the biggest headwinds for markets in 2022 – inflation and Federal Reserve policy – have started to turn favorably, while the economy has proved surprisingly resilient. Looking forward, we think inflation will continue to moderate, but growth is likely to downshift as the impact of the Fed’s rate hikes filters through the economy. While inflation remains high, progress has been made. As time passes, we think the impact of higher interest rates will be felt, and growth could weaken. However, the healthy starting point for the labor market should provide some cushion, and it is possible that just as consumption becomes less supportive, the slump in manufacturing and housing may start to reverse.

Investment Sub-advisers

Artisan Partners Limited Partnership employs a fundamental investment process to construct a diversified portfolio of equity securities that are undervalued, in solid financial condition and have attractive business economics.

Barrow, Hanley, Mewhinney &

Strauss, LLC searches for companies that are temporarily undervalued for reasons Barrow Hanley can identify, understand, and believe will improve over time. In its valuation framework, Barrow Hanley strives to construct portfolios that trade at levels below the market across multiple metrics, such as the price-to-earnings and the price-to-book ratios, while simultaneously delivering an above-market dividend yield.

	Wellington Management Company, LLP uses substantial proprietary, fundamental research resources to identify companies with superior prospects for dividend growth and capital appreciation that sell at reasonable valuation levels. Wellington Management believes that above-average growth in dividends is an effective and often overlooked indicator of higher quality, shareholder-oriented companies that have the ability to produce consistent, above-average returns over the long-term.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating as closely as practicable the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the 1,000 largest capitalized companies.

Annual Report • June 30, 2023	13

Bridge Builder Large Cap Value Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

LSV Asset Management primarily

invests in large and medium capitalization U.S. companies and uses a bottom-up investment style, seeking to identify companies that are trading at prices substantially below their intrinsic value. LSV follows an active investment strategy, focusing on using data and financial information and combining such information with the rigor of a quantitative model.

T. Rowe Price Associates, Inc.

active investment approach emphasizes the value of large-capitalization stocks that have a strong track record of paying dividends or that are believed to be undervalued. T. Rowe Price’s in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

14	Annual Report • June 30, 2023

Bridge Builder Large Cap Value Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Large Cap Value

Fund from its inception (April 27, 2015) to June 30, 2023 as compared with the Russell 1000® Value Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2023

vs.

Russell 1000® Value Index

Average Annual Total Returns as of June 30, 2023

	1 Year	5 Years	Since Inception (4/27/2015)
Bridge Builder Large Cap Value Fund	13.52%	10.43%	9.60%
Russell 1000® Value Index	11.54%	8.11%	7.81%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.46%(1) and 0.23%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Financials	18.8%
Industrials	15.2
Healthcare	14.5
Consumer Discretionary	8.9
Information Technology	8.4
Consumer Staples	7.9
Communication Services	7.2
Energy	5.6
Materials	4.5
Utilities	3.3
Short-Term Investments	3.0
Real Estate	2.7

Top Ten Equity Holdings	(% of Net Assets)
Medtronic Plc	1.6%
Merck & Co., Inc.	1.5
Philip Morris International, Inc.	1.3
Comcast Corp. – Class A	1.3
Alphabet, Inc. – Class C	1.2
Visa, Inc. – Class A	1.2
Meta Platforms, Inc. – Class A	1.2
Microsoft Corp.	1.2
UnitedHealth Group, Inc.	1.2
Chubb Ltd.	1.1

Annual Report • June 30, 2023	15

Bridge Builder Tax Managed Large Cap Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of Bridge Builder Tax Managed Large Cap Fund (the “Fund”) is to seek to provide a tax-efficient investment return consisting of capital appreciation.

Summary of the Investment Strategy

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of large-capitalization companies and other instruments, such as certain investment companies, with economic characteristics that seek to track the performance of securities of large capitalization companies. Large capitalization companies are defined by the Fund as those companies whose market capitalizations at the time of purchase typically fall within the range of the Russell 1000® Index. The Fund implements the investment recommendations of the Fund’s sub-advisers through the use of Parametric Portfolio Associates LLC (“Parametric”) as overlay manager, as described in greater detail below. As overlay manager, Parametric has limited authority to vary from the model portfolios provided by the Fund’s sub-advisers, primarily for the purpose of efficient tax management of the Fund’s securities transactions. The Fund employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended June 30, 2023, the Fund returned 19.07%, underperforming its benchmark, the S&P 500 Index, which returned 19.59% for the period.

For the year, within large-capitalization stocks, approximately half of the benchmark’s performance came from the technology sector’s roughly 42% return, contributing nearly 10% of the benchmark’s 19.59% return. The technology sector’s significant outperformance and its 25% weight in the benchmark created a challenging market environment for other sectors to keep up with the performance of the benchmark overall. Only two other sectors, consumer discretionary and industrials, were able to outperform the broader market, while the other eight lagged. Utilities, real estate, and health care were the worst performing sectors for the year. In addition, within the overall large-capitalization portion of the market, value stocks underperformed growth stocks for the 1-year period.

Compared to its benchmark, the Fund’s relative underperformance was driven predominantly by weak stock selection within the financials and communication services sectors and an underweight to technology. Underperformance was partially offset by the Fund’s underweight to consumer staples and strong stock selection within industrials and health care.

Two of the biggest headwinds for markets in 2022 – inflation and Federal Reserve policy – have started to turn favorably, while the economy has proved surprisingly resilient. Looking forward, we think inflation will continue to moderate, but growth is likely to downshift as the impact of the Fed’s rate hikes filters through the economy. While inflation remains high, progress has been made. As time passes, we think the impact of higher interest rates will be felt, and growth could weaken. However, the healthy starting point for the labor market should provide some cushion, and it is possible that just as consumption becomes less supportive, the slump in manufacturing and housing may start to reverse.

16	Annual Report • June 30, 2023

Bridge Builder Tax Managed Large Cap Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

Investment Sub-advisers

T. Rowe Price Associates, Inc. seeks long-term capital appreciation and recommends primarily large capitalization companies with above-average rate of earnings and cash flow growth, as well as companies that T. Rowe Price believes have the ability to sustain earnings momentum even during times of slow economic growth.	ClearBridge Investments, LLC seeks long-term appreciation of capital with individual company selection and management of cash reserves. ClearBridge typically recommends medium and large capitalization U.S. companies, but may also recommend small capitalization companies and foreign companies, selecting from among a strong core of growth and value stocks consisting primarily of blue-chip companies dominant in their industries. ClearBridge may also recommend companies with prospects for sustained earnings growth and/or a cyclical earnings record.	Barrow, Hanley, Mewhinney & Strauss, LLC recommends companies that are temporarily undervalued for reasons Barrow Hanley can identify, understand, and believe will improve over time. In its valuation framework, Barrow Hanley strives to construct portfolios that trade at levels below the market across multiple metrics (e.g., price/earnings, price/book value) while simultaneously delivering an above-market dividend yield.	Parametric Portfolio Associates LLC serves as the Fund’s overlay manager and also serves as the Fund’s direct indexing manager. As the Fund’s direct indexing manager, Parametric manages one or more allocated portions of the Fund pursuant to a strategy that is designed to provide similar exposure to the S&P 500 Growth Index and S&P 500 Value Index. As the Fund’s overlay manager, Parametric constructs a portfolio that represents the aggregation of the model portfolios of the Fund’s sub-advisers, including with respect to each direct indexing portion of the Fund, at weightings set by Olive Street Investment Advisers, LLC, the Fund’s investment adviser. In this role, Parametric manages the impact of taxes through active tax management strategies, including tax lot management, which impacts tax loss harvesting, capital gain deferral, and the minimization of wash sales.

Annual Report • June 30, 2023	17

Bridge Builder Tax Managed Large Cap Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Tax Managed Large Cap Fund from its inception (June 1, 2022) to June 30, 2023 as compared with the S&P 500 Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2023

vs.

S&P 500 Index

Average Annual Total Returns as of June 30, 2023

Bridge Builder Tax Managed Large Cap Fund	1 Year	Since Inception (6/1/2022)
Return Before Taxes	19.07%	10.02%
Return After Taxes on Distributions	18.96%	9.93%
Return After Taxes on Distributions and Sale of Fund Shares	11.32%	7.61%
S&P 500 Index	19.59%	9.73%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.49%(1) and 0.34%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The returns presented in this table reflect the return before taxes; the return after taxes on dividends and capital gain distributions; and the return after taxes on dividends, capital gain distributions, and gains (or losses) from the redemption of shares held for 1 year or since-inception periods, as applicable. After-tax returns reflect the highest federal income tax rates but exclude state and local taxes. The after-tax returns reflect the rates applicable to ordinary and qualified dividends and capital gains that were in effect for the period(s) presented in the table. During periods when the Fund incurs a loss, the post-liquidation after-tax return may exceed the Fund’s other returns because the loss generates a tax benefit that is factored into the result. An investor’s actual after-tax return will likely differ from those shown and depend on his or her tax situation. The Fund’s past returns (before and after taxes) do not necessarily indicate future performance. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Information Technology	24.8%
Healthcare	13.8
Financials	13.4
Industrials	10.1
Consumer Discretionary	9.5
Communication Services	8.8
Materials	4.9
Energy	4.4
Consumer Staples	4.0
Short-Term Investments	2.4
Utilities	2.1
Real Estate	1.8

Top Ten Equity Holdings	(% of Net Assets)
Microsoft Corp.	7.1%
Apple, Inc.	5.5
Amazon.com, Inc.	2.9
UnitedHealth Group, Inc.	2.4
Alphabet, Inc. – Class A	2.4
NVIDIA Corp.	2.2
Berkshire Hathaway, Inc. – Class B	1.9
Visa, Inc. – Class A	1.6
Merck & Co., Inc.	1.3
Meta Platforms, Inc. – Class A	1.3

18	Annual Report • June 30, 2023

Bridge Builder Small/Mid Cap Growth Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Small/Mid Cap Growth Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of small- and mid-capitalization companies and other instruments, such as certain investment companies, that seek to track the performance of small- and mid- capitalization companies. Small- and mid-capitalization companies are defined by the Fund as those companies whose market capitalizations at the time of purchase typically fall within the range of the Russell MidCap® Index and the Russell 2000® Index. The Fund follows an investing style that favors growth investments and employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended June 30, 2023, the Fund returned 15.65%, while its benchmark, the Russell 2500® Growth Index, returned 18.58% for the period, which resulted in overall underperformance.

For the year, mid-capitalization stocks outperformed small-capitalization stocks. Within the investment universe, strongest performers included the information technology, industrials and consumer discretionary sectors. The utilities and real estate sectors were the weakest performers. Within both mid-capitalization and small-capitalization segments of the market, growth stocks outperformed value stocks.

Compared to its benchmark, the Fund’s relative underperformance was driven by weak stock selection within certain sectors. Stock selection within health care, financials, and consumer discretionary sectors detracted from performance. Cash exposure was also a headwind to the Fund’s performance over the year, which was offset by the overweight in information technology and underweights in materials, energy, utilities and real estate.

Two of the biggest headwinds for markets in 2022 – inflation and Federal Reserve policy – have started to turn favorably, while the economy has proved surprisingly resilient. Looking forward, we think inflation will continue to moderate, but growth is likely to downshift as the impact of the Fed’s rate hikes filters through the economy. While inflation remains high, progress has been made. As time passes, we think the impact of higher interest rates will be felt, and growth could weaken. However, the healthy starting point for the labor market should provide some cushion, and it is possible that just as consumption becomes less supportive, the slump in manufacturing and housing may start to reverse.

Investment Sub-advisers

Eagle Asset Management, Inc. invests primarily in small-capitalization companies. The team generally focuses on investing in small-capitalization companies that demonstrate growth potential at a price that does not appear to reflect the company’s true underlying value. Eagle uses a three-pronged investment philosophy: quality, valuation and balance.	Champlain Investment Partners, LLC seeks capital appreciation by investing mainly in equity securities of medium-sized companies that it believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Champlain expects to identify a diversified universe of medium-sized companies that trade at a discount to their estimated or intrinsic fair values.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating as closely as practicable the capitalization-weighted total rate of return of the segments of the United States market for publicly traded equity securities represented by the Russell Midcap® Growth Index, which tracks the performance of mid-capitalization companies, and the Russell 2000® Growth Index, which tracks the performance of small-capitalization companies.	Driehaus Capital Management LLC primarily invests in the equity securities of U.S. small capitalization and U.S. medium capitalization companies. Driehaus believes that fundamentally strong companies are more likely to generate superior earnings growth on a sustained basis and are more likely to experience positive earnings revisions. Investment decisions involve evaluating a company’s competitive position and industry dynamics, identifying potential growth catalysts and assessing the financial position of the company.

Annual Report • June 30, 2023	19

Bridge Builder Small/Mid Cap Growth Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

Victory Capital Management Inc.

primarily invests in the equity securities of U.S. small capitalization companies. Victory Capital employs both fundamental analysis and quantitative screening in seeking to identify companies that it believes will produce sustainable earnings growth over a multi-year horizon. Valuation is an integral part of the growth investment process and purchase decisions are based on the team’s expectation of the potential reward relative to risk of each security.

Stephens Investment Management Group, LLC employs a disciplined, bottom-up investment selection process that combines rigorous fundamental analysis with quantitative screening in an effort to identify companies that exhibit potential for superior earnings growth that is unrecognized by the markets.	Artisan Partners Limited Partnership employs a fundamental investment process to construct a diversified portfolio of U.S. mid-capitalization growth companies. The team seeks to invest in companies that it believes possess franchise characteristics, are benefiting from an accelerating profit cycle and are trading at a discount to its estimate of private market value.

20	Annual Report • June 30, 2023

Bridge Builder Small/Mid Cap Growth Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Small/Mid Cap

Growth Fund from its inception (April 27, 2015) to June 30, 2023 as compared with the Russell 2500® Growth Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2023

vs.

Russell 2500® Growth Index

Average Annual Total Returns as of June 30, 2023

	1 Year	5 Years	Since Inception (4/27/2015)
Bridge Builder Small/Mid Cap Growth Fund	15.65%	7.93%	8.94%
Russell 2500® Growth Index	18.58%	7.00%	8.28%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.67%(1) and 0.38%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Information Technology	25.2%
Healthcare	21.2
Industrials	19.4
Consumer Discretionary	10.1
Financials	8.9
Consumer Staples	4.8
Short-Term Investments	3.0
Communication Services	2.7
Energy	2.2
Materials	1.3
Real Estate	1.1
Utilities	0.1

Top Ten Equity Holdings	(% of Net Assets)
Veeva Systems, Inc. – Class A	1.7%
Lattice Semiconductor Corp.	1.3
ON Semiconductor Corp.	1.3
Fortive Corp.	1.2
DexCom, Inc.	1.2
HubSpot, Inc.	1.1
West Pharmaceutical Services, Inc.	1.0
Zscaler, Inc.	1.0
Synopsys, Inc.	0.9
Tradeweb Markets, Inc. – Class A	0.9

Annual Report • June 30, 2023	21

Bridge Builder Small/Mid Cap Value Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Small/Mid Cap Value Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of small- and mid-capitalization companies and other instruments, such as certain investment companies, that seek to track the performance of securities of small- and mid-capitalization companies. Small- and mid-capitalization companies are defined by the Fund as those companies whose market capitalizations at the time of purchase typically fall within the range of the Russell MidCap® Index and the Russell 2000® Index. The Fund follows an investing style that favors value investments and employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended June 30, 2023, the Fund returned 11.65%, outperforming its benchmark, the Russell 2500® Value Index, which returned 10.37% for the period.

For the year, mid-capitalization stocks outperformed small-capitalization stocks. Within the investment universe, strongest performers included the information technology, industrials and consumer discretionary sectors. The utilities, financials and real estate sectors were the weakest performers. Within both mid-capitalization and small-capitalization segments of the market, value stocks underperformed growth stocks.

Compared to its benchmark, the Fund’s relative outperformance was driven by the overweight to mid-cap stocks, favorable sector allocation, and strong stock selection within certain sectors. An underweight to real estate contributed to performance, which was partially offset by an overweight to utilities. Stock selection within the consumer discretionary, information technology and industrials sectors also contributed to performance. Given strong market returns, cash exposure was a headwind to the Fund’s performance over the year.

Two of the biggest headwinds for markets in 2022 – inflation and Federal Reserve policy – have started to turn favorably, while the economy has proved surprisingly resilient. Looking forward, we think inflation will continue to moderate, but growth is likely to downshift as the impact of the Fed’s rate hikes filters through the economy. While inflation remains high, progress has been made. As time passes, we think the impact of higher interest rates will be felt, and growth could weaken. However, the healthy starting point for the labor market should provide some cushion, and it is possible that just as consumption becomes less supportive, the slump in manufacturing and housing may start to reverse.

Investment Sub-advisers

Vaughan Nelson Investment Management, LP uses a bottom- up value-oriented investment process. Vaughan Nelson seeks companies with the following characteristics: companies earning a positive return on capital with stable-to-improving returns, valued at a discount to their asset value and/or having an attractive and sustainable dividend level.	Boston Partners Global Investors, Inc. primarily invests in medium-capitalization companies and uses bottom-up fundamental analysis to make investment decisions. Boston Partners’ strategy seeks to add value through bottom-up stock selection. The strategy is designed to identify companies with attractive valuation, sound business fundamentals and improving business momentum.	Silvercrest Asset Management Group LLC primarily invests in small- capitalization companies that typically possess, in the opinion of the portfolio manager, one or more of the following attributes: business that results in relatively consistent longer-term earnings and cash flow growth, franchise/asset value that may make the company attractive to potential acquirers, cyclically depressed earnings and/or cash flow that has potential for improvement, or a catalyst that will promote recognition of the company’s undervalued status.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating as closely as practicable the capitalization-weighted total rate of return of the segments of the United States market for publicly traded equity securities represented by the Russell Midcap® Value Index, which tracks the performance of mid-capitalization companies, and the Russell 2000® Value Index, which tracks the performance of small-capitalization companies.

22	Annual Report • June 30, 2023

Bridge Builder Small/Mid Cap Value Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

LSV Asset Management

primarily invests in medium-capitalization companies. LSV uses a bottom-up investment style, seeking to identify companies that are trading at prices substantially below their intrinsic value.

Diamond Hill Capital Management, Inc. typically invests in U.S. equity securities of small to medium market capitalization companies measured at the time of purchase. Diamond Hill’s objective is to seek long-term capital appreciation by investing in companies selling for less than Diamond Hill’s estimate of intrinsic value.

MFS Investment Management

primarily invests in securities of companies with small capitalizations. MFS focuses on investing in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). MFS uses an active bottom-up investment approach to buying and selling investments. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative screening tools that systematically evaluate issuers may also be considered.

American Century Investment Management, Inc. looks for equity securities of smaller companies whose stock price may not reflect the company’s value. The portfolio managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the portfolio managers believe more accurately reflects the value of the company.

Annual Report • June 30, 2023	23

Bridge Builder Small/Mid Cap Value Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Small/Mid Cap

Value Fund from its inception (April 27, 2015) to June 30, 2023 as compared with the Russell 2500® Value Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2023

vs.

Russell 2500® Value Index

Average Annual Total Returns as of June 30, 2023

	1 Year	5 Years	Since Inception (4/27/2015)
Bridge Builder Small/Mid Cap Value Fund	11.65%	6.97%	6.88%
Russell 2500® Value Index	10.37%	5.32%	6.65%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.67%(1) and 0.41%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Industrials	20.8%
Financials	17.7
Consumer Discretionary	12.1
Information Technology	8.6
Healthcare	8.1
Materials	7.0
Real Estate	6.1
Utilities	5.4
Energy	5.2
Consumer Staples	4.1
Short-Term Investments	3.1
Communication Services	1.4
Exchange Traded Funds	0.4

Top Ten Equity Holdings	(% of Net Assets)
AmerisourceBergen Corp. – Class A	1.2%
AutoZone, Inc.	0.9
AMETEK, Inc.	0.8
Parker-Hannifin Corp.	0.8
Republic Services, Inc. – Class A	0.7
Ameriprise Financial, Inc.	0.7
WESCO International, Inc.	0.6
Allstate Corp.	0.6
Arthur J. Gallagher & Co.	0.6
CACI International, Inc. – Class A	0.6

24	Annual Report • June 30, 2023

Bridge Builder Tax Managed Small/Mid Cap Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of Bridge Builder Tax Managed Small/Mid Cap Fund (the “Fund”) is to seek to provide a tax-efficient investment return consisting of capital appreciation.

Summary of the Investment Strategy

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of small- and mid-capitalization companies and other instruments, such as certain investment companies, with economic characteristics that seek to track the performance of securities of small- and mid-capitalization companies. Small- and mid-capitalization companies are defined by the Fund as those companies whose market capitalizations at the time of purchase typically fall within the range of the Russell MidCap® Index and the Russell 2000® Index. The Fund implements the investment recommendations of the Fund’s sub-advisers through the use of Parametric Portfolio Associates LLC (“Parametric”) as overlay manager, as described in greater detail below. As overlay manager, Parametric has limited authority to vary from the model portfolios provided by the Fund’s sub-advisers, primarily for the purpose of efficient tax management of the Fund’s securities transactions. The Fund employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended June 30, 2023, the Fund returned 16.46%, outperforming its benchmark, the Russell 2500® Index, which returned 13.58% for the period.

For the year, mid-capitalization stocks outperformed small-capitalization stocks. Within the investment universe, strongest performers included the industrials and technology sectors. The utilities, financials and real estate sectors were the weakest performers. Within both mid-capitalization and small-capitalization segments of the market, growth stocks outperformed value stocks.

Compared to its benchmark, the Fund’s relative outperformance benefited from its overweight to mid-capitalization stocks, favorable sector allocation, and strong stock selection within certain sectors. Relative performance was balanced across sectors as 8 of the 11 aided in outperformance for the year. The largest detractor for the year was driven by weak stock selection within consumer staples.

Two of the biggest headwinds for markets in 2022 – inflation and Federal Reserve policy – have started to turn favorably, while the economy has proved surprisingly resilient. Looking forward, we think inflation will continue to moderate, but growth is likely to downshift as the impact of the Fed’s rate hikes filters through the economy. While inflation remains high, progress has been made. As time passes, we think the impact of higher interest rates will be felt, and growth could weaken. However, the healthy starting point for the labor market should provide some cushion, and it is possible that just as consumption becomes less supportive, the slump in manufacturing and housing may start to reverse.

Annual Report • June 30, 2023	25

Bridge Builder Tax Managed Small/Mid Cap Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

Investment Sub-advisers

Goldman Sachs Asset Management, L.P. seeks long-term growth of capital and recommends primarily small- and medium-capitalization U.S. companies, and may also recommend foreign companies. Goldman Sachs utilizes a fundamental process to evaluate companies based on specific characteristics it believes indicate a high-quality business with sustainable growth. These specific characteristics include strong business franchises, favorable long-term prospects, and excellent management. Goldman Sachs also considers the valuation of a company in recommending its purchase or sale.	J.P. Morgan Investment Management Inc. employs fundamental bottom-up investment process that combines research, valuation, and stock selection to identify companies that have a history of above-average growth or which it believes will achieve above-average growth in the future. J.P. Morgan expects to recommend the investment of equity securities of mid-capitalization companies and seeks growth companies with leading competitive positions that can achieve sustainable growth.	Neuberger Berman Investment Advisers LLC seeks to recommend investments mainly in small- and medium-capitalization U.S. companies and may also recommend foreign companies. Neuberger Berman seeks to reduce risk by diversifying among companies and industries and may, at times, emphasize certain sectors that it believes will benefit from market or economic trends. Neuberger Berman focuses on companies that it believes to be high quality companies that have strong current market shares and balance sheets, and whose financial strength is largely based on existing business lines rather than on projected growth. Factors in identifying these companies may include: a history of above-average returns, an established market niche, circumstances that would make it difficult for new competitors to enter the market, the ability to finance their own growth, and/or a belief by Neuberger Berman that the company has sound future business prospects.	AllianceBernstein L.P. recommends primarily small- and medium-capitalization U.S. companies that it believes are undervalued by using AllianceBernstein’s fundamental value approach. In making recommendations, AllianceBernstein uses its fundamental and quantitative research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

Allspring Global Investments, LLC recommends medium-capitalization companies and looks for undervalued companies that it believes have the potential for above average capital appreciation with below average risk. Allspring searches for companies with favorable reward-to-risk ratios and that possess, a long-term competitive advantage provided by a durable asset base, strong balance sheets, and sustainable cash flows. Typical recommendations by Allspring include stocks of companies that are generally out of favor in the marketplace or are undergoing reorganization or other corporate action that may create above-average price appreciation.	Parametric Portfolio Associates LLC serves as the Fund’s overlay manager and also serves as the Fund’s direct indexing manager. As the Fund’s direct indexing manager, Parametric manages one or more allocated portions of the Fund pursuant to a strategy that is designed to provide similar exposure to the Russell Midcap® Growth Index, Russell Midcap® Value Index, Russell 2000® Growth Index and Russell 2000® Value Index. As the Fund’s overlay manager, Parametric constructs a portfolio that represents the aggregation of the model portfolios of the Fund’s sub-advisers, including with respect to each direct indexing portion of the Fund, at weightings set by Olive Street Investment Advisers, LLC, the Fund’s investment adviser. In this role, Parametric manages the impact of taxes through active tax management strategies, including tax lot management, which impacts tax loss harvesting, capital gain deferral, and the minimization of wash sales.

26	Annual Report • June 30, 2023

Bridge Builder Tax Managed Small/Mid Cap Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Tax Managed Small/Mid Cap Fund from its inception (June 1, 2022) to June 30, 2023 as compared with the Russell 2500® Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2023

vs.

Russell 2500® Index

Average Annual Total Returns as of June 30, 2023

Bridge Builder Tax Managed Small/Mid Cap Fund	1 Year	Since Inception (6/1/2022)
Return Before Taxes	16.46%	7.56%
Return After Taxes on Distributions	16.37%	7.49%
Return After Taxes on Distributions and Sale of Fund Shares	9.77%	5.75%
Russell 2500® Index	13.58%	3.21%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.75%(1) and 0.54%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The returns presented in this table reflect the return before taxes; the return after taxes on dividends and capital gain distributions; and the return after taxes on dividends, capital gain distributions, and gains (or losses) from the redemption of shares held for 1 year or since-inception periods, as applicable. After-tax returns reflect the highest federal income tax rates but exclude state and local taxes. The after-tax returns reflect the rates applicable to ordinary and qualified dividends and capital gains that were in effect for the period(s) presented in the table. During periods when the Fund incurs a loss, the post-liquidation after-tax return may exceed the Fund’s other returns because the loss generates a tax benefit that is factored into the result. An investor’s actual after-tax return will likely differ from those shown and depend on his or her tax situation. The Fund’s past returns (before and after taxes) do not necessarily indicate future performance. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Industrials	23.5%
Information Technology	15.6
Financials	13.1
Healthcare	12.7
Consumer Discretionary	11.8
Energy	4.5
Materials	4.2
Real Estate	4.0
Consumer Staples	3.4
Short-Term Investments	2.6
Communication Services	2.3
Utilities	2.3

Top Ten Equity Holdings	(% of Net Assets)
Lattice Semiconductor Corp.	1.1%
MasTec, Inc.	0.8
Church & Dwight Co., Inc.	0.8
Toro Co.	0.7
Arch Capital Group Ltd.	0.7
Vulcan Materials Co.	0.7
Republic Services, Inc. – Class A	0.7
Nordson Corp.	0.7
AerCap Holdings NV	0.6
LKQ Corp.	0.6

Annual Report • June 30, 2023	27

Bridge Builder International Equity Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder International Equity Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in equity securities and other instruments, such as derivative instruments, with economic characteristics similar to equity securities, and certain investment companies that seek to track the performance of equity securities. The Fund primarily invests in non-U.S. dollar-denominated securities of large-capitalization companies that derive a majority of their revenues or profits from a country or countries other than the United States. The Fund employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended June 30, 2023, the Fund returned 17.27%, underperforming its benchmark, the MSCI EAFE Index, which returned 18.77% for the period.

For the year, the U.S. dollar generally depreciated versus the currencies of other developed regions, contributing to the returns of international securities for U.S. investors. Emerging markets performance was weaker than developed markets. In developed markets, growth stocks outperformed value stocks, and large-capitalization stocks outperformed small-capitalization stocks. Real estate and communication services struggled over the year, while information technology, consumer discretionary, and industrials generated the strongest returns.

Compared to its benchmark, the Fund’s relative underperformance was driven by weak stock selection and exposure to emerging markets. Weak stock selection, particularly in consumer discretionary, information technology, and industrials detracted from relative returns. Sector allocation, such as the underweight to real estate and the overweight to consumer discretionary, contributed to returns, but were offset by the weak stock selection and the cash exposure.

Outside of the U.S., European economies continued to battle elevated inflation during the second quarter of 2023, as central banks in the euro area and U.K. raised interest rates to the highest levels in over 15 years. In our view, inflation trends in the European economies have lagged those in the U.S., particularly as energy and food prices remain elevated. As the Federal Reserve heads toward a potential pause in rates and European central banks continue to hike, we may see further cooling in the U.S. dollar, which could support European equities over time. In Japan, more government spending and regulatory reforms have also helped make Japan more competitive globally. While we may see some respite in the move higher in Japanese equities, we believe the trend over a longer term should continue to be more favorable for Japan. The Chinese government has vowed to support the economy following lackluster economic performance after reopening from lockdowns earlier this year, and the Chinese central bank cut its benchmark rate in June. In our view, stimulus measures should gradually lead to stabilization in the Chinese economy in the quarters ahead.

Investment Sub-advisers

Baillie Gifford Overseas Limited primarily uses proprietary, fundamental research to identify companies for investment that can exhibit sustained, above-average growth with attractive financial characteristics and sustainable competitive advantages. When evaluating individual companies for investment, Baillie Gifford normally focuses on growth/quality, management, valuation and sell discipline.	BlackRock Investment Management, LLC invests in international equity securities with the objective of approximating as closely as practicable the capitalization weighted total rates of return of the markets in certain countries for equity securities traded outside the United States, as represented by the MSCI EAFE Growth and MSCI EAFE Value Indices.	Marathon Asset Management Limited invests primarily in equity securities of non-U.S. issuers in developed and emerging market countries. Marathon-London employs a bottom-up, fundamental investment philosophy focused on identifying attractive long-term investment opportunities that can arise as a result of certain “capital cycle” conditions which guides Marathon-London to invest in stocks in industries where consolidation has occurred and return on investment is expected to rise and/or where barriers to entry exist that may allow elevated return on investment to persist for longer than the market expects. Marathon-London’s portfolio is expected to have low turnover, to be well-diversified, and to have a bias towards the smaller-capitalization segments of the market.

28	Annual Report • June 30, 2023

Bridge Builder International Equity Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

Pzena Investment Management, LLC focuses on deep value investing, seeking to identify international securities that are trading at prices substantially below their intrinsic value but have solid long term prospects.	Mondrian Investment Partners Limited invests primarily in equity securities of non-U.S. large-capitalization issuers, including the securities of emerging market companies, that it believes are undervalued at the time of purchase based on fundamental value analysis employed by Mondrian. Portfolio construction is primarily driven by detailed bottom-up stock selection, based on rigorous dividend discount valuation analysis.	WCM Investment Management LLC uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and that show a high probability for superior future growth. WCM’s investment process focuses on seeking industry-leading companies that WCM believes possess growing competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations.

Annual Report • June 30, 2023	29

Bridge Builder International Equity Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder International

Fund from its inception (July 6, 2015) to June 30, 2023 as compared with the MSCI EAFE Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2023

vs.

MSCI EAFE Index

Average Annual Total Returns as of June 30, 2023

	1 Year	5 Years	Since Inception (7/6/2015)
Bridge Builder International Equity Fund	17.27%	4.89%	5.47%
MSCI EAFE Index	18.77%	4.39%	4.75%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.64%(1) and 0.37%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Industrials	19.3%
Financials	17.0
Consumer Discretionary	14.4
Healthcare	13.6
Information Technology	9.2
Consumer Staples	9.1
Materials	4.9
Communication Services	4.1
Energy	3.7
Utilities	2.8
Short-Term Investments	1.6
Real Estate	0.3

Top Ten Equity Holdings	(% of Net Assets)
Shell Plc	1.4%
Enel SpA	1.3
United Overseas Bank Ltd.	1.3
Novo Nordisk – Class B	1.3
Sanofi	1.3
Koninklijke Philips NV	1.2
BP Plc	1.1
Takeda Pharmaceutical Co. Ltd.	1.0
Tesco Plc	1.0
Sony Group Corp.	1.0

30	Annual Report • June 30, 2023

Bridge Builder International Equity Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

Country Breakdown	(% of Long-Term Investments)
Japan	19.7%
United Kingdom	18.0
France	9.0
Netherlands	6.4
Germany	6.0
Switzerland	5.6
Italy	3.8
Sweden	2.9
Denmark	2.9
Hong Kong	2.9
Other	22.8

Annual Report • June 30, 2023	31

Bridge Builder Tax Managed International Equity Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Tax Managed International Equity Fund (the “Fund”) is to seek to provide a tax-efficient investment return consisting of capital appreciation.

Summary of the Investment Strategy

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in equity securities and other instruments, such as certain investment companies, with economic characteristics that seek to track the performance of equity securities. The Fund primarily invests in non-U.S. dollar denominated securities of large-capitalization companies that derive a majority of their revenues or profits from a country or countries other than the United States. The Fund implements the investment recommendations of the Fund’s sub-advisers through the use of Parametric Portfolio Associates LLC (“Parametric”) as overlay manager, as described in greater detail below. As overlay manager, Parametric has limited authority to vary from the model portfolios provided by the Fund’s sub-advisers, primarily for the purpose of efficient tax management of the Fund’s securities transactions. The Fund employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended June 30, 2023, the Fund returned 19.47%, outperforming its benchmark, the MSCI EAFE Index, which returned 18.77% for the period.

For the year, the U.S. dollar generally depreciated versus the currencies of other developed regions, contributing to the returns of international securities for U.S. investors. Emerging markets performance was weaker than developed markets. In developed markets, growth stocks outperformed value stocks, and large-capitalization stocks outperformed small-capitalization stocks. Real estate and communication services struggled over the year, while information technology, consumer discretionary, and industrials performed the strongest.

Compared to its benchmark, the Fund’s relative outperformance was driven by sector allocation and strong stock selection. Strong stock selection in consumer staples, energy and financials offset weak stock selection in industrials, information technology, and consumer discretionary. The underweight to real estate and communication services and the overweight to information technology contributed to relative performance while the cash exposure was a headwind to the Fund’s performance over the year.

Outside of the U.S., European economies continued to battle elevated inflation during the second quarter of 2023, as central banks in the euro area and U.K. raised interest rates to the highest levels in over 15 years. In our view, inflation trends in the European economies have lagged those in the U.S., particularly as energy and food prices remain elevated. As the Federal Reserve heads toward a potential pause in rates and European central banks continue to hike, we may see further cooling in the U.S. dollar, which could support European equities over time. In Japan, more government spending and regulatory reforms have also helped make Japan more competitive globally. While we may see some respite in the move higher in Japanese equities, we believe the trend over a longer term should continue to be more favorable for Japan. The Chinese government has vowed to support the economy following lackluster economic performance after reopening from lockdowns earlier this year, and the Chinese central bank cut its benchmark rate in June. In our view, stimulus measures should gradually lead to stabilization in the Chinese economy in the quarters ahead.

32	Annual Report • June 30, 2023

Bridge Builder Tax Managed International Equity Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

Investment Sub-advisers

Pzena Investment Management, LLC focuses on deep value investing, seeking to identify international companies that are trading at prices substantially below their intrinsic value but have solid long-term prospects. Pzena may also recommend investments in emerging markets companies. Pzena performs fundamental research using a bottom-up security selection process.	T. Rowe Price Associates, Inc. seeks long-term growth of capital through investments in non-U.S. companies. T. Rowe Price recommends investments in companies with a favorable combination of growth prospects and valuation. Several of the characteristics T. Rowe Price looks for include accelerating earnings and cash flow growth, reasonable valuation, and barriers to entry at industry and product level.	Walter Scott & Partners Limited seeks a favorable real rate of return over the long term. Walter Scott seeks companies that perform relatively well and grow to a higher weight in the strategy based on fundamental company analysis and a bottom-up research process. Walter Scott recommends the purchase of these companies with no near-term expectation of recommending the sale of such companies. Walter Scott’s approach expects the strategy to realize low portfolio turnover.	Parametric Portfolio Associates LLC serves as the Fund’s overlay manager and also serves as the Fund’s direct indexing manager. As the Fund’s direct indexing manager, Parametric manages one or more allocated portions of the Fund pursuant to a strategy that is designed to provide similar exposure to the MSCI EAFE Growth Index and the MSCI EAFE Value Index. As the Fund’s overlay manager, Parametric constructs a portfolio that represents the aggregation of the model portfolios of the Fund’s sub-advisers, including with respect to each direct indexing portion of the Fund, at weightings set by Olive Street Investment Advisers, LLC, the Fund’s investment adviser. In this role, Parametric manages the impact of taxes through active tax management strategies, including tax lot management, which impacts tax loss harvesting, capital gain deferral, and the minimization of wash sales.

Annual Report • June 30, 2023	33

Bridge Builder Tax Managed International Equity Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Tax Managed International Equity Fund from its inception (June 1, 2022) to June 30, 2023 as compared with the MSCI EAFE Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2023

vs.

MSCI EAFE Index

Average Annual Total Returns as of June 30, 2023

Bridge Builder Tax Managed International Equity Fund	1 Year	Since Inception (6/1/2022)
Return Before Taxes	19.47%	8.27%
Return After Taxes on Distributions	19.35%	8.17%
Return After Taxes on Distributions and Sale of Fund Shares	11.56%	6.28%
MSCI EAFE Index	18.77%	7.92%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.74%(1) and 0.55%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The returns presented in this table reflect the return before taxes; the return after taxes on dividends and capital gain distributions; and the return after taxes on dividends, capital gain distributions, and gains (or losses) from the redemption of shares held for 1 year or since-inception periods, as applicable. After-tax returns reflect the highest federal income tax rates but exclude state and local taxes. The after-tax returns reflect the rates applicable to ordinary and qualified dividends and capital gains that were in effect for the period(s) presented in the table. During periods when the Fund incurs a loss, the post-liquidation after-tax return may exceed the Fund’s other returns because the loss generates a tax benefit that is factored into the result. An investor’s actual after-tax return will likely differ from those shown and depend on his or her tax situation. The Fund’s past returns (before and after taxes) do not necessarily indicate future performance. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Industrials	16.0%
Financials	15.9
Healthcare	15.6
Consumer Discretionary	13.8
Information Technology	11.5
Consumer Staples	8.9
Materials	7.5
Short-Term Investments	3.2
Energy	2.7
Utilities	2.1
Communication Services	2.1
Real Estate	0.7

Top Ten Equity Holdings	(% of Net Assets)
Roche Holding AG	1.8%
Nestle SA	1.7
ASML Holding NV	1.6
Novo Nordisk – Class B	1.6
Sanofi	1.3
SAP SE	1.2
Novartis AG	1.2
LVMH Moet Hennessy Louis Vuitton SE	1.2
Compass Group Plc	1.2
L’Oreal SA	1.1

34	Annual Report • June 30, 2023

Bridge Builder Tax Managed International Equity Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

Country Breakdown	(% of Long-Term Investments)
Japan	20.0%
France	13.5
United Kingdom	11.8
Germany	9.7
Switzerland	9.1
Netherlands	5.9
Denmark	3.6
Australia	3.3
Hong Kong	3.2
Canada	3.1
Other	16.8

Annual Report • June 30, 2023	35

Bridge Builder Mutual Funds

Management’s Discussion of Fund Performance (Unaudited)

Disclosures

(1)	The Gross Expense Ratio, per the Fund’s prospectus, includes all categories of expenses before any expense reductions or fee waivers.
(2)	Olive Street has contractually agreed, until at least October 28, 2023 to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Fund is required to pay the Fund’s Sub-advisers. This contractual agreement may only be changed or eliminated with the approval of the Board of Trustees. Such waivers are not subject to recoupment by Olive Street.
(3)	Fund holdings, sector and portfolio characteristics are subject to change at any time and are not recommendations to buy or sell any security.

Mutual fund investing involves risk. The value of your investment in a Fund could go down as well as up. Investing in the bond market is subject to certain risks including market, credit, interest-rate and liquidity. Investments in asset-backed, mortgage-related and mortgage-backed securities may be more sensitive to changes in interest rates, prepayments and impairment of the value of the collateral underlying the security.

Investments in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The risks to the municipal bond market can include unusual volatility, liquidity issues, the inability of the issuer to repay the obligation and a tax risk to the investor if the municipal obligation fails to meet requirements. There is no guarantee that all of the municipal bond income will remain exempt from federal or state income taxes. Investments in municipal securities may be adversely affected by unfavorable legislative or political developments and economic developments that impact the financial condition of municipal issuers. Investments in large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies. Investments in small-and mid-cap companies may involve additional risks such as limited liquidity and greater volatility than larger companies. Investments in non-U.S. dollar-denominated foreign securities (including emerging market securities) may be more sensitive to currency fluctuations, political and economic instability, differing government regulations and liquidity risk. Certain Funds are managed to seek to minimize tax consequences to shareholders, but there is no guarantee that such Funds will be able to operate without incurring taxable income and gains to shareholders. Multi-manager and multi-style management may lead to overlapping securities transactions and higher transaction expenses compared to single investment management styles. Outcomes depend on the skill of the sub-advisers and adviser and the allocation of assets amongst them.

You cannot invest directly in an index.

DEFINITIONS

Bloomberg U.S. Aggregate Bond Index measures the performance of the U.S. dollar-denominated investment grade, fixed-rate taxable bond market.

Bloomberg Municipal 1-15 Year Index (1-17) is a subset of the Bloomberg Municipal Bond Index covering only maturities between 1 and 17 years. The Bloomberg Municipal Bond Index is an unmanaged index composed of tax-exempt bonds with maturities greater than one year and a minimum credit rating of Baa.

Bloomberg Municipal 65% High-Grade/35% High Yield Index is an unmanaged index composed of investment and non-investment-grade bonds, with a 65% weighting in the U.S. Municipal Index and a 35% weighting to the Municipal High Yield Index.

Duration is a measure of the sensitivity of the price of a fixed-income security (or a portfolio of fixed-income securities) to changes in interest rates.

Free Cash Flow is a measure of financial performance calculated as operating cash flow minus capital expenditures. Free cash flow represents the cash that a company is able to generate after laying out the money required to maintain or expand its asset base. Free cash flow is important because it allows a company to pursue opportunities that enhance shareholder value. Without cash, it’s tough to develop new products, make acquisitions, pay dividends and reduce debt.

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is an unmanaged index of over 900 companies, and is a generally accepted benchmark for major overseas markets.

Price to Earnings Ratio is a valuation ratio of a company’s current share price compared to its per-share earnings. It is calculated by dividing the current closing price of the stock by the earnings per share of the last four quarters.

Price to Book Ratio is a ratio used to compare a stock’s market value to its book value. It is calculated by dividing the current closing price of the stock by the latest quarter’s book value per share.

The Russell 1000® Index consists of the largest 1,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

36	Annual Report • June 30, 2023

Bridge Builder Mutual Funds

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values.

The Russell 2000® Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization.

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2500® Index measures the performance of the small-to mid-cap segment of the U.S. equity universe.

The Russell 2500® Growth Index measures the performance of the small-to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500® Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2500® Value Index measures the performance of the small-to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500® Index companies with lower price-to-book and lower forecasted growth values.

The Russell 3000® Index measures the performance of the 3,000 largest publicly held companies incorporated in the U.S. based on market capitalization.

The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe.

The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500® Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

The S&P 500® Growth Index, an unmanaged index, measures the performance of the large-capitalization growth segment of the U.S. equity market. It consists of those stocks in the S&P 500 Index exhibiting the strongest growth characteristics based on: (i) sales growth; (ii) the ratio of earnings change to price; and (iii) momentum.

The S&P 500® Value Index, an unmanaged index, measures the performance of the large-capitalization value segment of the U.S. equity market. It consists of those stocks in the S&P 500 Index exhibiting the strongest value characteristics based on the ratios of book value, earnings, and sales to price.

Annual Report • June 30, 2023	37

Bridge Builder Mutual Funds

Fund Expense Examples (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees and other Fund expenses; and (2) Edward Jones Advisory Solutions® program and administrative fees, which are charged outside of the Funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The Examples are based on $1,000 invested at the beginning of the period and held for the entire period from

January 1, 2023 (April 13, 2023 for Bridge Builder Municipal High-Income Bond Fund) to June 30, 2023.

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of owning shares of a Fund only and do not reflect annual Edward Jones Advisory Solutions® program and administrative fees. If fees of Edward Jones Advisory Solutions® had been included, your costs would have been higher. The second line of the table for each Fund is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

			Beginning account value	Ending account value	Annualized Expense Ratio	Expenses paid during the period
Bridge Builder Core Bond Fund
	Actual	*	$1,000.00	$1,026.50	0.12%	$0.60
	Hypothetical	*	1,000.00	1,024.20		0.60
Bridge Builder Core Plus Bond Fund
	Actual	*	1,000.00	1,027.10	0.17	0.85
	Hypothetical	*	1,000.00	1,023.95		0.85
Bridge Builder Municipal Bond Fund
	Actual	*	1,000.00	1,026.10	0.14	0.70
	Hypothetical	*	1,000.00	1,024.10		0.70
Bridge Builder Municipal High-Income Bond Fund
	Actual	**	1,000.00	1,000.10	0.18	0.37
	Hypothetical	*	1,000.00	1,023.90		0.90
Bridge Builder Large Cap Growth Fund
	Actual	*	1,000.00	1,201.90	0.19	1.04
	Hypothetical	*	1,000.00	1,023.85		0.95
Bridge Builder Large Cap Value Fund
	Actual	*	1,000.00	1,062.10	0.23	1.18
	Hypothetical	*	1,000.00	1,023.65		1.15
Bridge Builder Tax Managed Large Cap Fund
	Actual	*	1,000.00	1,148.60	0.29	1.54
	Hypothetical	*	1,000.00	1,023.36		1.45
Bridge Builder Small/Mid Cap Growth Fund
	Actual	*	1,000.00	1,139.60	0.37	1.96
	Hypothetical	*	1,000.00	1,022.96		1.86

38	Annual Report • June 30, 2023

Bridge Builder Mutual Funds

Fund Expense Examples (Unaudited) (Continued)

			Beginning account value	Ending account value	Annualized Expense Ratio	Expenses paid during the period
Bridge Builder Small/Mid Cap Value Fund
	Actual	*	$1,000.00	$1,053.40	0.40%	$2.04
	Hypothetical	*	1,000.00	1,022.81		2.01
Bridge Builder Tax Managed Small/Mid Cap Fund
	Actual	*	1,000.00	1,097.70	0.50	2.60
	Hypothetical	*	1,000.00	1,022.32		2.51
Bridge Builder International Equity Fund
	Actual	*	1,000.00	1,127.80	0.36	1.90
	Hypothetical	*	1,000.00	1,023.01		1.81
Bridge Builder Tax Managed International Equity Fund
	Actual	*	1,000.00	1,134.80	0.45	2.38
	Hypothetical	*	1,000.00	1,022.56		2.26

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period). Expenses do not include Edward Jones Advisory Solutions® program and administrative fees, which are charged outside of the Funds.

**	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 75/365 (to reflect the actual period where expenses were accrued). Expenses do not include Edward Jones Advisory Solutions® program and administrative fees, which are charged outside of the Funds. Commencement of operations was April 13, 2023.

Annual Report • June 30, 2023	39

Bridge Builder Core Bond Fund

Summary Schedule of Investments

June 30, 2023

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BONDS & NOTES – 98.88%
Asset-Backed Obligations – 12.33%
Carlyle U.S. CLO 2021-11 Ltd., 6.35%, (3 Month LIBOR USD + 1.10%, 1.10% Floor), Jan. 2033, Series 2021-11A, Class A (1)(2)	$30,000	$29,524
Other Securities (1)(2)(3)(4)(5)	2,100,815	1,996,965

Total Asset-Backed Obligations		2,026,489

Corporate Bonds – 29.45%
Basic Materials – 0.87%
Various Securities (1)(6)(7)	152,824	142,262

Total Basic Materials		142,262

Communications – 2.43%
T-Mobile USA, Inc., 3.88%, Apr. 2030	53,794	49,558
Other Securities (1)	404,389	350,012

Total Communications		399,570

Consumer, Cyclical – 1.43%
Various Securities (1)	257,871	234,236

Total Consumer, Cyclical		234,236

Consumer, Non-cyclical – 3.74%
Cigna Group, 4.38%, Oct. 2028	30,325	29,324
Other Securities (1)	662,462	585,134

Total Consumer, Non-cyclical		614,458

Energy – 3.11%
Various Securities (1)	549,806	511,632

Total Energy		511,632

Financials – 11.33%
Citigroup, Inc., 1.12%, (SOFR + 0.77%), Jan. 2027 (2)	32,820	29,258
Bank of America Corp., 1.66%-7.75%, Aug. 2024-Jun. 2041 (2)	199,972	177,611
Other Securities (1)(2)(5)(8)	1,820,514	1,656,869

Total Financials		1,863,738

Industrials – 1.65%
Various Securities (1)(4)	294,540	270,422

Total Industrials		270,422

Technology – 1.40%
Various Securities (1)	262,067	229,266

Total Technology		229,266

Utilities – 3.49%
Various Securities (1)(4)	631,591	573,374

Total Utilities		573,374

Total Corporate Bonds		4,838,958

Government Related – 20.44%
Other Government Related – 1.20%
Various Securities (1)	210,593	196,734

Total Other Government Related		196,734

U.S. Treasury Obligations – 19.24%
U.S. Treasury Note/Bond, 0.75%, Jan. 2028	73,860	63,358
U.S. Treasury Note/Bond, 1.13%, Oct. 2026	50,750	45,635
U.S. Treasury Note/Bond, 1.13%, Aug. 2028	88,275	76,058

The accompanying notes are an integral part of these financial statements.

40	Annual Report • June 30, 2023

Bridge Builder Core Bond Fund

Summary Schedule of Investments

June 30, 2023 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations – 19.24% – (continued)
U.S. Treasury Note/Bond, 1.25%, Mar. 2028	$56,535	$49,481
U.S. Treasury Note/Bond, 1.25%, Jun. 2028	90,462	78,744
U.S. Treasury Note/Bond, 1.38%, Nov. 2040	205,514	137,501
U.S. Treasury Note/Bond, 1.50%, Feb. 2025	92,025	86,856
U.S. Treasury Note/Bond, 1.88%, Feb. 2029	33,900	30,146
U.S. Treasury Note/Bond, 1.88%, Nov. 2051	44,455	29,344
U.S. Treasury Note/Bond, 2.25%, Nov. 2025	34,725	32,807
U.S. Treasury Note/Bond, 2.25%, May 2041	175,384	135,072
U.S. Treasury Note/Bond, 2.25%, Aug. 2046	39,102	28,567
U.S. Treasury Note/Bond, 2.38%, Mar. 2029	120,325	109,853
U.S. Treasury Note/Bond, 2.38%, Feb. 2042	99,404	77,391
U.S. Treasury Note/Bond, 2.38%, Nov. 2049	42,182	31,496
U.S. Treasury Note/Bond, 2.50%, Feb. 2045	147,275	114,023
U.S. Treasury Note/Bond, 2.75%, Jul. 2027	34,046	32,098
U.S. Treasury Note/Bond, 2.88%, Apr. 2029	42,000	39,385
U.S. Treasury Note/Bond, 2.88%, May 2032	78,770	73,035
U.S. Treasury Note/Bond, 2.88%, May 2043	107,560	89,968
U.S. Treasury Note/Bond, 2.88%, May 2052	64,456	53,415
U.S. Treasury Note/Bond, 3.00%, Aug. 2052	56,429	47,978
U.S. Treasury Note/Bond, 3.25%, Jun. 2029	40,000	38,269
U.S. Treasury Note/Bond, 3.38%, May 2033	43,407	41,861
U.S. Treasury Note/Bond, 3.50%, Feb. 2033	42,024	40,934
U.S. Treasury Note/Bond, 3.63%, Mar. 2028	53,811	52,558
U.S. Treasury Note/Bond, 3.63%, May 2028	41,095	40,196
U.S. Treasury Note/Bond, 3.63%, Feb. 2053	117,788	113,040
U.S. Treasury Note/Bond, 3.75%, May 2030	34,304	33,827
U.S. Treasury Note/Bond, 3.88%, Dec. 2029	133,230	132,068
U.S. Treasury Note/Bond, 4.25%, May 2025	47,721	47,121
U.S. Treasury Strip Coupon, 0.00%, Feb. 2032	46,250	33,029
U.S. Treasury Note/Bond, 0.25%-4.63%, May 2025-Nov. 2052 (9)	1,235,841	1,052,105
Other Securities (10)	140,441	73,933

Total U.S. Treasury Obligations		3,161,152

Total Government Related		3,357,886

Mortgage-Backed Obligations – 36.66%
Fannie Mae, 2.00%, Jul. 2053 (11)	38,930	31,746
Fannie Mae Pool, 2.00%, Oct. 2050	43,537	35,849
Fannie Mae Pool, 2.00%, Aug. 2051	47,620	38,982
Fannie Mae Pool, 2.00%, Oct. 2051	36,604	29,993
Fannie Mae Pool, 2.50%, Oct. 2050 (9)	39,662	33,844
Fannie Mae Pool, 2.50%, Dec. 2051	47,281	40,361
Freddie Mac Pool, 2.50%, Jul. 2050	37,747	32,145
Freddie Mac Pool, 2.50%, Feb. 2051	37,314	32,117
Freddie Mac Pool, 2.50%, Nov. 2051	40,967	35,077
Freddie Mac Pool, 3.00%, Feb. 2052	41,633	36,748
Freddie Mac Pool, 3.50%, Apr. 2052	49,924	45,696
Freddie Mac Pool, 4.50%, Aug. 2052	62,227	59,839
Ginnie Mae, 2.00%, Jul. 2053 (11)	48,315	40,606
Ginnie Mae II Pool, 2.50%, Aug. 2051	60,994	52,889
Fannie Mae Pool, 1.40%-8.50%, Jan. 2024-Mar. 2062 (2)(5)	1,992,265	1,779,308
Freddie Mac Gold Pool, 2.00%-10.00%, Feb. 2024-Mar. 2048	202,778	190,074
Freddie Mac Pool, 1.50%-6.00%, Nov. 2028-Jul. 2053	598,758	530,077
Ginnie Mae, 2.50%-5.00%, Jul. 2042-Jul. 2053 (11)	58,075	54,692
Ginnie Mae II Pool, 2.00%-8.50%, Mar. 2025-Jul. 2072 (2)(5)(9)	787,029	736,979

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2023	41

Bridge Builder Core Bond Fund

Summary Schedule of Investments

June 30, 2023 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 36.66% – (continued)
Other Securities (1)(2)(3)(4)(5)(11)(12)	$2,966,709	$2,185,574

Total Mortgage-Backed Obligations		6,022,596

Total Bonds & Notes (Cost: $17,838,903)		16,245,929

	Shares (000s)	Value (000s)
PREFERRED STOCKS – 0.01%
Financials – 0.01%
State Street Corp., 5.35%	95	2,181

Total Financials		2,181

Total Preferred Stocks (Cost: $2,375)		2,181

SHORT-TERM INVESTMENTS – 3.28%
Money Market Funds – 3.26%
Fidelity Institutional Money Market Government Fund – Class I, 5.03% (13)	536,258	536,258

Total Money Market Funds		536,258

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.02%
Citibank, New York, 4.57% due 07/03/2023	$3,082	3,082
Sumitomo Trust Bank, London, 4.57% due 07/03/2023	6	6

Total Time Deposits		3,088

Total Short-Term Investments (Cost: $539,346)		539,346

TOTAL INVESTMENTS IN SECURITIES – 102.17% (Cost: $18,380,624)		16,787,456
LIABILITIES IN EXCESS OF OTHER ASSETS – (2.17)%		(356,216)

TOTAL NET ASSETS – 100.00%		$16,431,240

Percentages are stated as a percent of net assets.

(1)	Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $3,355,878, which represents 20.42% of total net assets.

(2)	Variable rate security or includes variable rate securities based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2023.

(3)	Includes securities that are categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $30,876, which represents 0.19% of total net assets.

(4)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of June 30, 2023.

(5)	Includes variable rate securities. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2023.

(6)	Includes securities in default as of June 30, 2023. The value of these securities totals $359, which represents 0.00% of total net assets.

(7)	Includes securities that are non-income producing.

The accompanying notes are an integral part of these financial statements.

42	Annual Report • June 30, 2023

Bridge Builder Core Bond Fund

Summary Schedule of Investments

June 30, 2023 (Continued)

(Amounts in thousands, except number of contracts)

(8)	Includes securities that are restricted at June 30, 2023. The value of these securities totals $5,961, which represents 0.04% of total net assets.

(9)	Assigned as collateral or includes securities assigned as collateral for certain futures contracts. The value of these pledged issues totals $45,262, which represents 0.28% of total net assets.

(10)	Includes inflation protected securities. The value of these securities totals $3,560, which represents 0.02% of total net assets.

(11)	Delayed delivery purchase commitment security or includes delayed delivery purchase commitment securities. The value of these securities totals $252,162, which represents 1.53% of total net assets.

(12)	Includes inverse floating rate securities whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.

(13)	Represents annualized seven-day yield as of the close of the reporting period.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
3,906	U.S. 5 Year Note Future	Sep. 2023	$425,981	$418,307	$(7,674)
1,558	U.S. 10 Year Note Future	Sep. 2023	177,680	174,910	(2,770)
159	U.S. Ultra 10 Year Note Future	Sep. 2023	19,033	18,832	(201)
1,730	U.S. Ultra Bond Future	Sep. 2023	234,242	235,658	1,416

					(9,229)

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(391)	U.S. 2 Year Note Future	Sep. 2023	$(80,330)	$(79,507)	$823
(381)	U.S. Long Bond Future	Sep. 2023	(48,409)	(48,351)	58

					881

					$(8,348)

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2023	43

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2023

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BONDS & NOTES – 96.67%
Asset-Backed Obligations – 11.81%
Various Securities *(1)(2)(3)(4)(5)	$3,911,665	$3,570,198

Total Asset-Backed Obligations		3,570,198

Corporate Bonds – 27.33%
Basic Materials – 0.73%
Various Securities *(2)(6)	244,981	220,446

Total Basic Materials		220,446

Communications – 2.82%
Various Securities *(2)(7)(8)(9)	1,033,458	853,661

Total Communications		853,661

Consumer, Cyclical – 1.67%
Various Securities *(2)(3)(4)(6)(7)	592,967	506,245

Total Consumer, Cyclical		506,245

Consumer, Non-cyclical – 3.35%
Various Securities *(2)(6)	1,129,100	1,012,268

Total Consumer, Non-cyclical		1,012,268

Energy – 2.54%
Various Securities *(2)(3)(6)(8)(9)	871,295	767,294

Total Energy		767,294

Financials – 11.46%
Various Securities *(2)(3)(4)(6)(8)(9)(10)	3,916,605	3,461,577

Total Financials		3,461,577

Government – 0.00% (11)
Various Securities *	9,112,200	1,283

Total Government		1,283

Industrials – 1.21%
Various Securities *(2)(4)(6)	401,511	364,224

Total Industrials		364,224

Technology – 1.41%
Various Securities *(2)(6)	483,334	424,731

Total Technology		424,731

Utilities – 2.14%
Various Securities (2)(6)	736,346	648,269

Total Utilities		648,269

Total Corporate Bonds		8,259,998

Convertible Securities – 0.29%
Communications – 0.09%
Various Securities	41,665	26,626

Total Communications		26,626

Consumer, Cyclical – 0.03%
Various Securities	9,375	9,981

Total Consumer, Cyclical		9,981

Consumer, Non-cyclical – 0.13%
Various Securities	40,975	36,873

Total Consumer, Non-cyclical		36,873

The accompanying notes are an integral part of these financial statements.

44	Annual Report • June 30, 2023

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2023 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Utilities – 0.04%
PPL Capital Funding, Inc., 2.88%, Mar. 2028 (2)		$13,700	$13,084

Total Utilities			13,084

Total Convertible Securities			86,564

Government Related – 21.84%
Other Government Related – 1.36%
Republic of South Africa Government Bond, 10.50%, Dec. 2026	ZAR	1,574,700	86,842
Other Securities *(2)(3)(4)(5)(6)(8)(9)		274,500,171	324,902

Total Other Government Related			411,744

U.S. Treasury Obligations – 20.48%
U.S. Treasury Inflation Indexed Bond, 0.13%, Jul. 2024 (12)		$246,515	239,124
U.S. Treasury Inflation Indexed Bond, 0.13%, Oct. 2024 (12)		134,983	130,196
U.S. Treasury Inflation Indexed Bond, 0.38%, Jul. 2023 (12)		82,607	82,549
U.S. Treasury Inflation Indexed Bond, 0.63%, Jul. 2032 (12)		75,070	73,797
U.S. Treasury Inflation Indexed Bond, 0.63%, Jul. 2032 (12)		82,067	75,409
U.S. Treasury Note/Bond, 0.38%, Apr. 2025		143,891	132,391
U.S. Treasury Note/Bond, 0.88%, Sep. 2026		83,692	74,879
U.S. Treasury Note/Bond, 1.25%, Mar. 2028		250,000	218,809
U.S. Treasury Note/Bond, 1.38%, Nov. 2031		308,700	254,545
U.S. Treasury Note/Bond, 1.88%, Feb. 2027 (13)		153,529	140,731
U.S. Treasury Note/Bond, 1.88%, Feb. 2032		198,230	169,796
U.S. Treasury Note/Bond, 2.00%, Nov. 2041		701,007	513,132
U.S. Treasury Note/Bond, 2.25%, Aug. 2049		125,970	91,520
U.S. Treasury Note/Bond, 2.25%, Feb. 2052		118,625	85,725
U.S. Treasury Note/Bond, 3.25%, May 2042		159,565	142,387
U.S. Treasury Note/Bond, 3.38%, May 2033		121,245	116,926
U.S. Treasury Note/Bond, 3.50%, Feb. 2033		342,600	333,714
U.S. Treasury Note/Bond, 3.63%, May 2053		298,929	287,299
U.S. Treasury Note/Bond, 3.88%, Mar. 2025		77,767	76,239
U.S. Treasury Note/Bond, 3.88%, Dec. 2029 (13)		816,675	809,562
U.S. Treasury Note/Bond, 3.88%, May 2043		215,600	210,378
U.S. Treasury Note/Bond, 4.00%, Jun. 2028		300,555	298,911
U.S. Treasury Note/Bond, 4.00%, Jun. 2028		73,150	72,681
U.S. Treasury Inflation Indexed Bond, 0.13%-2.13%, Jan. 2024-Feb. 2053 (12)(13)		319,488	300,561
U.S. Treasury Note/Bond, 0.38%-4.63%, Feb. 2025-Feb. 2053		1,479,675	1,259,227

Total U.S. Treasury Obligations			6,190,488

Total Government Related			6,602,232

Mortgage-Backed Obligations – 35.40%
Fannie Mae, 2.00%, Jul. 2053 (14)		199,618	162,774
Fannie Mae, 2.00%, Aug. 2053 (14)		184,400	150,581
Fannie Mae, 2.50%, Jul. 2053 (14)		162,049	137,400
Fannie Mae, 3.00%, Jul. 2053 (14)		170,203	149,786
Fannie Mae, 3.50%, Aug. 2053 (14)		120,100	109,549
Fannie Mae, 4.00%, Jul. 2053 (14)		222,645	208,930
Fannie Mae, 4.50%, Jul. 2053 (14)		249,720	240,083
Fannie Mae, 4.50%, Aug. 2053 (14)		114,600	110,231
Fannie Mae, 5.00%, Jul. 2053 (14)		382,814	375,099
Fannie Mae, 5.50%, Jul. 2053 (14)		482,369	480,033
Fannie Mae, 5.50%, Aug. 2053 (14)		280,255	278,855
Fannie Mae Pool, 2.00%, Jan. 2052		120,193	98,242
Fannie Mae Pool, 2.50%, Feb. 2051		135,081	115,050
Fannie Mae Pool, 3.00%, Apr. 2052		82,667	72,835
Fannie Mae Pool, 4.50%, May 2053		90,129	86,661
Fannie Mae Pool, 5.50%, May 2053		76,141	75,803
Freddie Mac Pool, 2.50%, Jan. 2052		99,327	84,769

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2023	45

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2023 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 35.40% – (continued)
Freddie Mac Pool, 3.00%, Jul. 2052		$262,539	$231,139
Freddie Mac Pool, 3.50%, Jul. 2052		158,755	144,733
Freddie Mac Pool, 5.50%, Jun. 2053		185,963	185,088
Ginnie Mae, 2.50%, Jul. 2053 (14)		119,184	103,196
Ginnie Mae, 4.50%, Jul. 2053 (14)		95,476	92,149
Towd Point Mortgage Funding, 5.84%, (Sterling Overnight Index Average + 1.35%), Jul. 2045 (2)(4)	GBP	58,472	74,178
Fannie Mae, 1.50%-6.50%, Jul. 2036-Aug. 2053 (14)		$228,971	203,219
Fannie Mae Pool, 1.50%-6.00%, Feb. 2030-Jun. 2053		2,017,144	1,792,677
Freddie Mac Pool, 1.50%-6.50%, Aug. 2026-Jul. 2053		1,313,359	1,172,524
Ginnie Mae, 2.00%-6.50%, Jul. 2038-Aug. 2053 (14)		135,598	125,215
Ginnie Mae II Pool, 2.00%-5.50%, Feb. 2043-Dec. 2051		347,239	314,028
Other Securities *(2)(3)(4)(5)(6)		3,944,925	3,323,664

Total Mortgage-Backed Obligations			10,698,491

Total Bonds & Notes (Cost: $31,576,845)			29,217,483

BANK LOANS – 1.10%
Various Securities *(4)(7)(10)		337,574	332,358

Total Bank Loans (Cost: $329,436)			332,358

	Shares (000s)		Value (000s)
COMMON STOCKS – 0.08%
Communications – 0.05%
Various Securities (6)(7)(9)		3,375	15,343

Total Communications			15,343

Consumer Discretionary – 0.03%
Neiman Marcus Group, Inc. (6)(7)(9)		62	9,469

Total Consumer Discretionary			9,469

Financials – 0.00% (11)
Various Securities (2)(7)(9)		2	37

Total Financials			37

Total Common Stocks (Cost: $53,207)			24,849

CONVERTIBLE PREFERRED STOCKS – 0.17%
Financials – 0.17%
Various Securities		43	50,746

Total Financials			50,746

Total Convertible Preferred Stocks (Cost: $62,493)			50,746

PREFERRED STOCKS – 0.00% (11)
Financials – 0.00% (11)
Cayenne Aviation Holdings LLC (2)(7)(9)(15)		0	7

Total Financials			7

Total Preferred Stocks (Cost: $61)			7

The accompanying notes are an integral part of these financial statements.

46	Annual Report • June 30, 2023

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2023 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)		Value (000s)
RIGHTS – 0.00% (11)
Communications – 0.00% (11)
Various Securities (7)(9)(15)		95	$—

Total Communications			—

Total Rights (Cost: $0)			—

WARRANTS – 0.00% (11)
Communications – 0.00% (11)
Various Securities (7)(9)		14	81

Total Communications			81

Total Warrants (Cost: $8,440)			81

SHORT-TERM INVESTMENTS – 10.83%
Money Market Funds – 2.63%
Fidelity Institutional Money Market Government Fund – Class I, 5.03% (16)		794,788	794,788

Total Money Market Funds			794,788

	Principal Amount (000s)		Value (000s)
Government Related – 1.91%
Federal Home Loan Bank Discount Notes, 0.00%-5.17%, Jul. 2023-Sep.2023		$200,000	198,541
Japan Treasury Discount Bill, Jul. 2023-Sep. 2023	JPY	51,992,000	360,415
Other Securities *		4,426,252	17,485

Total Government Related			576,441

Repurchase Agreements – 0.41%
BNP Paribas SA, 5.16% dated 06/30/2023, due 07/03/2023, repurchase price $123,318 (collateralized by U.S. Treasury Inflation Indexed Bond, value $126,407, 0.13%, 07/15/2031)		$123,300	123,300

Total Repurchase Agreements			123,300

U.S. Treasury Bills – 5.82%
U.S. Treasury Bill, Jul. 2023-Dec. 2023		1,783,118	1,762,092

Total U.S. Treasury Bills			1,762,092

Time Deposits – 0.06%
ANZ, Hong Kong, 3.02% due 07/03/2023	AUD	806	537
Brown Brothers Harriman, 2.47% due 07/03/2023	SEK	7	1
Brown Brothers Harriman, 2.85% due 07/03/2023	NOK	2,627	245
Brown Brothers Harriman, 4.15% due 07/03/2023	NZD	91	56
Brown Brothers Harriman, 6.42% due 07/03/2023	ZAR	4,301	229
Citibank, London, 2.62% due 07/03/2023 (15)	EUR	0	0
Citibank, New York, 4.57% due 07/03/2023		$3,045	3,045
HSBC, Singapore, 3.05% due 07/03/2023 (15)	SGD	0	0
Royal Bank of Canada, Toronto, 3.79% due 07/04/2023	CAD	1,384	1,045
Skandinaviska Enskilda Banken AB, Stockholm, 0.65% due 07/03/2023	CHF	157	176
Skandinaviska Enskilda Banken AB, Stockholm, 2.62% due 07/03/2023	EUR	3,223	3,517
Skandinaviska Enskilda Banken AB, Stockholm, 4.17% due 07/03/2023	GBP	944	1,199
Sumitomo, Tokyo, -0.37% due 07/03/2023	JPY	91,222	632
Sumitomo, Tokyo, 4.57% due 07/03/2023		$1,684	1,684
Sumitomo Trust Bank, London, 4.57% due 07/03/2023		5,755	5,755

Total Time Deposits			18,121

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2023	47

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2023 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Total Short-Term Investments (Cost: $3,289,417)		$3,274,742

TOTAL INVESTMENTS IN SECURITIES – 108.85% (Cost: $35,319,899)		32,900,266
TBA SALE COMMITMENTS – (0.85)%
Mortgage-Backed Obligations – (0.85)%
Fannie Mae, 2.50%-6.00%, Jul. 2038-Aug. 2053 (17)	$(259,948)	(244,815)
Ginnie Mae, 3.50%, Jul. 2042 (17)	(12,876)	(11,884)

Total TBA Sale Commitments (Proceeds Received: $(257,601))		(256,699)

LIABILITIES IN EXCESS OF OTHER ASSETS – (8.00)%		(2,418,950)

TOTAL NET ASSETS – 100.00%		$30,224,617

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

*	Includes securities whose principal amounts are denominated in a currency other than the U.S. dollar.

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

ZAR	South African Rand

(1)	Adjustable rate security or includes adjustable rate securities. The rate reported is the rate in effect as of June 30, 2023.

(2)	Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $7,876,589, which represents 26.06% of total net assets.

(3)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of June 30, 2023.

(4)	Variable rate security or includes variable rate securities based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2023.

(5)	Includes variable rate securities. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2023.

(6)	Restricted security or includes securities that are restricted at June 30, 2023. The value of these securities totals $48,939, which represents 0.16% of total net assets.

(7)	Security or includes securities that are categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $20,022, which represents 0.07% of total net assets.

The accompanying notes are an integral part of these financial statements.

48	Annual Report • June 30, 2023

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2023 (Continued)

(Amounts in thousands, except number of contracts)

(8)	Includes securities in default as of June 30, 2023. The value of these securities totals $3,155, which represents 0.01% of total net assets.

(9)	Non-income producing security or includes securities that are non-income producing.

(10)	Includes inverse floating rate securities whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.

(11)	Amount calculated is less than 0.005%.

(12)	Inflation protected security or includes inflation protected securities. The value of these securities totals $901,636, which represents 2.98% of total net assets.

(13)	Assigned as collateral for certain futures and swap contracts. The value of these pledged issues totals $142,152, which represents 0.47% of total net assets.

(14)	Delayed delivery purchase commitment security or includes delayed delivery purchase commitment securities. The value of these securities totals $2,927,100, which represents 9.68% of total net assets.

(15)	A zero balance may reflect actual amounts rounding to less than one thousand.

(16)	Represents annualized seven-day yield as of the close of the reporting period.

(17)	Delayed delivery sale commitment security or includes delayed delivery sales commitment securities. The value of these securities totals $(256,699), which represents (0.85)% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
49	3 Month EURIBOR Future	Jun. 2024	EUR	11,859	$12,856	$(85)
19	3 Month SOFR Future	Mar. 2024		$4,520	4,507	(13)
33	3 Month SONIA Future	Jun. 2024	GBP	7,841	9,838	(120)
275	Australian 10 Year Bond Future	Sep. 2023	AUD	32,115	21,282	(112)
6	Canadian Bankers Acceptance Future	Sep. 2024	CAD	1,434	1,077	(6)
13	Euro-Bobl Future	Sep. 2023	EUR	1,511	1,641	(7)
11,950	U.S. 2 Year Note Future	Sep. 2023		$2,453,202	2,429,956	(23,246)
11,787	U.S. 5 Year Note Future	Sep. 2023		1,282,762	1,262,314	(20,448)
6,931	U.S. 10 Year Note Future	Sep. 2023		790,454	778,113	(12,341)
5,079	U.S. Long Bond Future	Sep. 2023		642,274	644,557	2,283
10,010	U.S. Ultra 10 Year Note Future	Sep. 2023		1,194,192	1,185,559	(8,633)
1,399	U.S. Ultra Bond Future	Sep. 2023		189,020	190,570	1,550

						(61,178)

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
(5)	3 Month SOFR Future	Dec. 2024		$(1,207)	$(1,195)	$12
(19)	3 Month SOFR Future	Dec. 2024		(4,582)	(4,559)	23
(33)	3 Month SONIA Future	Jun. 2023	GBP	(7,853)	(9,934)	40
(346)	Euro-Bund Future	Sep. 2023	EUR	(46,717)	(50,494)	483
(187)	Japan 10 Year Bond Future	Sep. 2023	JPY	(27,655,897)	(192,514)	(852)
(1,057)	U.S. 10 Year Note Future	Sep. 2023		$(120,225)	(118,665)	1,560
(1,556)	U.S. Ultra 10 Year Note Future	Sep. 2023		(185,279)	(184,289)	990

						2,256

						$(58,922)

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2023	49

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2023 (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	94,490	USD	61,428	07/05/23	Bank of America	$1,517
AUD	29,598	USD	19,351	07/05/23	J.P. Morgan	366
AUD	104,776	USD	69,455	08/02/23	BNP Paribas	404
BRL*	6,558	USD	1,361	07/05/23	Barclays Bank	8
BRL*	2,155	USD	430	07/05/23	Goldman Sachs	20
BRL*	572,569	USD	111,714	08/02/23	J.P. Morgan	7,222
CAD	822	USD	621	09/20/23	BNP Paribas	1
CLP*	354,508	USD	440	07/18/23	Bank of America	1
COP	15,138,661	USD	3,615	07/05/23	Bank of America	14
COP	15,138,661	USD	3,612	07/05/23	J.P. Morgan	17
CZK	21,219	USD	960	07/18/23	Goldman Sachs	13
EUR	969	USD	1,052	07/05/23	Bank of America	6
EUR	410	USD	446	07/18/23	Bank of America	1
GBP	204,468	USD	258,475	07/05/23	J.P. Morgan	1,199
GBP	480	USD	605	07/18/23	Deutsche Bank	5
HUF	207,192	USD	600	07/18/23	J.P. Morgan	5
IDR*	64,380,916	USD	4,285	07/03/23	Morgan Stanley	10
INR*	37,177	USD	450	07/18/23	Citibank	3
INR*	677,405	USD	8,244	08/03/23	BNP Paribas	1
INR*	727,837	USD	8,858	08/03/23	Goldman Sachs	1
INR*	6,055	USD	73	09/20/23	J.P. Morgan (1)	0
INR*	5,100	USD	62	09/20/23	Morgan Stanley (1)	0
JPY	7,769,656	USD	53,984	08/02/23	BNP Paribas	112
MXN	17,387	USD	1,000	07/18/23	Goldman Sachs	13
MXN	955,361	USD	54,873	08/16/23	BNP Paribas	469
MXN	23,288	USD	1,281	08/31/23	J.P. Morgan	64
PEN*	16,696	USD	4,565	07/03/23	Deutsche Bank	37
PEN*	16,696	USD	4,597	07/03/23	Goldman Sachs	5
PEN*	16,696	USD	4,580	07/10/23	BNP Paribas	20
PEN*	32,302	USD	8,773	09/20/23	J.P. Morgan	76
USD	4,305	IDR*	64,380,916	07/03/23	Morgan Stanley	11
USD	54	JPY	7,452	07/05/23	Bank of America	2
USD	900	BRL*	4,296	07/05/23	Barclays Bank	3
USD	34	JPY	4,700	07/05/23	Deutsche Bank	1
USD	1,845	AUD	2,723	07/05/23	J.P. Morgan	31
USD	28,238	JPY	4,038,360	07/05/23	J.P. Morgan	251
USD	900	TWD*	27,437	07/13/23	Citibank	19
USD	300	THB	10,561	07/18/23	Bank of America	2
USD	450	INR*	36,938	07/18/23	Citibank (1)	0
USD	17,986	JPY	2,326,000	07/18/23	Deutsche Bank	1,834
USD	445	GBP	350	07/18/23	Goldman Sachs (1)	0
USD	740	CLP*	589,373	07/18/23	Morgan Stanley	6
USD	1,204	KRW*	1,573,869	07/31/23	Bank of America	8
USD	174	KRW*	227,434	07/31/23	BNP Paribas	1
USD	477	KRW*	623,479	07/31/23	Goldman Sachs	3
USD	244,424	EUR	222,763	08/02/23	BNP Paribas	979
USD	11,833	KRW*	15,512,377	08/03/23	BNP Paribas	44
USD	5,707	KRW*	7,505,307	08/03/23	Goldman Sachs	3
USD	386	EUR	349	08/08/23	Bank of America	5
USD	1,954	ZAR	36,206	08/08/23	Morgan Stanley	37
USD	16,175	ZAR	298,963	08/14/23	Deutsche Bank	358
USD	7,633	ZAR	141,652	08/14/23	Goldman Sachs	138
USD	11	ZAR	208	08/14/23	J.P. Morgan (1)	0
USD	35,434	ZAR	659,411	08/15/23	BNP Paribas	550
USD	2,417	TWD*	73,808	08/22/23	BNP Paribas	46
USD	6,553	TWD*	200,295	08/22/23	J.P. Morgan	119

The accompanying notes are an integral part of these financial statements.

50	Annual Report • June 30, 2023

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2023 (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Forward Foreign Currency Exchange Contracts (Continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
USD	2,705	TWD*	82,040	08/22/23	Morgan Stanley	$69
USD	68,544	JPY	9,451,068	08/28/23	Bank of America	2,480
USD	64,153	JPY	8,848,932	08/28/23	J.P. Morgan	2,298
USD	30,615	JPY	4,191,884	09/05/23	Bank of America	1,277
USD	111,245	JPY	15,274,000	09/11/23	Deutsche Bank	4,244
USD	1,006	ZAR	17,780	09/12/23	BNP Paribas	68
USD	44,493	JPY	6,180,000	09/19/23	Bank of America	1,144
USD	4,857	TWD*	147,458	09/20/23	Bank of America	112
USD	33,439	TWD*	1,017,671	09/20/23	Goldman Sachs	687
USD	1,956	JPY	272,727	09/20/23	J.P. Morgan	42
USD	3,423	KRW*	4,452,091	09/20/23	J.P. Morgan	30
USD	6,324	KRW*	8,213,295	09/20/23	Morgan Stanley	64
USD	166	EUR	151	09/20/23	UBS (1)	0
USD	182	EUR	166	09/22/23	Bank of America (1)	0
USD	90	EUR	82	09/22/23	Citibank (1)	0
USD	166	EUR	151	09/22/23	Deutsche Bank (1)	0
USD	40,581	JPY	5,722,000	09/25/23	Bank of America	406
USD	2,330	IDR*	34,893,198	09/26/23	Citibank	13
USD	1,828	ZAR	33,934	10/19/23	BNP Paribas	45
USD	5,193	ZAR	97,432	10/19/23	Goldman Sachs	73
ZAR	279	USD	15	08/15/23	BNP Paribas (1)	0

					Total Unrealized Appreciation	29,113

BRL*	4,318	USD	900	08/02/23	Barclays Bank	(3)
CLP*	38,072,031	USD	48,189	07/14/23	BNP Paribas	(754)
COP	1,347,443	USD	312	12/20/23	Barclays Bank	(2)
EUR	224,236	USD	245,690	07/05/23	BNP Paribas	(1,004)
EUR	3,557	USD	3,884	07/05/23	J.P. Morgan	(3)
EUR	570	USD	623	07/18/23	J.P. Morgan	(1)
GBP	912	USD	1,161	07/05/23	Bank of America	(3)
GBP	3,044	USD	3,873	09/20/23	J.P. Morgan	(7)
HUF	153,097	USD	450	07/18/23	Goldman Sachs	(3)
IDR*	8,924,100	USD	600	07/18/23	Citibank	(7)
IDR*	50,871,938	USD	3,386	09/20/23	BNP Paribas	(8)
IDR*	74,077,223	USD	4,975	09/20/23	J.P. Morgan	(56)
IDR*	41,876,920	USD	2,804	09/20/23	Morgan Stanley	(23)
IDR*	1,147,768	USD	77	09/20/23	UBS	(1)
IDR*	157,688,663	USD	10,493	09/22/23	BNP Paribas	(23)
IDR*	102,161,783	USD	6,790	09/22/23	J.P. Morgan	(6)
IDR*	244,225,999	USD	16,314	09/26/23	Bank of America	(98)
IDR*	64,436,881	USD	4,305	09/26/23	Morgan Stanley	(27)
INR*	122,995	USD	1,498	08/03/23	BNP Paribas	(1)
INR*	506,229	USD	6,164	08/03/23	Goldman Sachs	(2)
INR*	865,052	USD	10,534	08/07/23	Goldman Sachs	(6)
INR*	841,896	USD	10,202	12/20/23	J.P. Morgan	(9)
JPY	11,870,639	USD	85,401	07/05/23	BNP Paribas	(3,136)
JPY	4,021,200	USD	28,238	08/02/23	J.P. Morgan	(241)
KRW*	11,337,694	USD	8,949	09/20/23	Bank of America	(308)
KRW*	44,734,823	USD	34,956	09/20/23	Morgan Stanley	(862)
NOK	337,964	USD	31,853	08/16/23	Goldman Sachs	(316)
NOK	124,621	USD	11,748	08/16/23	J.P. Morgan	(119)
THB	20,703	USD	600	07/18/23	Citibank	(15)
TWD*	13,806	USD	450	07/13/23	Barclays Bank	(7)
USD	4,597	PEN*	16,696	07/03/23	Deutsche Bank	(5)
USD	4,504	PEN*	16,696	07/03/23	Goldman Sachs	(98)
USD	3,612	COP	15,138,661	07/05/23	Bank of America	(17)
USD	470	BRL*	2,263	07/05/23	Barclays Bank	(3)
USD	69,400	AUD	104,776	07/05/23	BNP Paribas	(396)
USD	244,337	EUR	227,289	07/05/23	BNP Paribas	(3,681)

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2023	51

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2023 (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Forward Foreign Currency Exchange Contracts (Continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
USD	447	BRL*	2,155	07/05/23	Goldman Sachs	$(3)
USD	3,256	COP	15,138,661	07/05/23	J.P. Morgan	(373)
USD	255,259	GBP	205,380	07/05/23	Morgan Stanley	(5,574)
USD	4,563	PEN*	16,696	07/10/23	Deutsche Bank	(38)
USD	300	HUF	102,942	07/18/23	Barclays Bank (1)	(0)
USD	603	GBP	480	07/18/23	Deutsche Bank	(6)
USD	1,070	EUR	990	07/18/23	J.P. Morgan	(11)
USD	744	EUR	690	07/18/23	UBS	(9)
USD	4,573	PEN*	16,696	08/01/23	BNP Paribas	(17)
USD	253,018	GBP	200,067	08/02/23	J.P. Morgan	(1,124)
USD	477	KRW*	629,492	08/03/23	BNP Paribas	(1)
USD	159	KRW*	209,741	08/03/23	Goldman Sachs (1)	(0)
USD	1,031	KRW*	1,360,095	08/03/23	J.P. Morgan	(3)
USD	11,974	KRW*	15,761,927	08/07/23	J.P. Morgan	(7)
USD	4,359	ZAR	84,485	08/15/23	Bank of America	(110)
USD	1,298	CAD	1,737	08/16/23	Bank of America	(13)
USD	2,133	CAD	2,852	08/16/23	J.P. Morgan	(21)
USD	53	ZAR	1,012	08/18/23	Deutsche Bank	(1)
USD	21,638	ZAR	419,821	08/18/23	Morgan Stanley	(565)
USD	6,183	MXN	113,139	08/31/23	Barclays Bank	(353)
USD	7,473	MXN	137,366	08/31/23	J.P. Morgan	(463)
USD	2,489	MXN	46,254	08/31/23	Morgan Stanley	(183)
USD	1,382	CZK	30,492	09/06/23	Barclays Bank	(14)
USD	352	EUR	322	09/14/23	Citibank	(1)
USD	1,220	CAD	1,618	09/20/23	BNP Paribas	(3)
USD	3,480	COP	15,138,661	12/20/23	Bank of America	(4)
ZAR	83,243	USD	4,552	08/14/23	Bank of America	(147)

					Total Unrealized Depreciation	(20,295)

					Net Unrealized Appreciation	$8,818

*	Non-deliverable forward

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

COP	Colombian Peso

CZK	Czech Koruna

EUR	Euro

GBP	British Pound

HUF	Hungarian Forint

IDR	Indonesian Rupiah
INR	Indian Rupee

JPY	Japanese Yen

KRW	Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

PEN	Peruvian Sol

THB	Thai Baht

TWD	Taiwan New Dollar

USD	United States Dollar

ZAR	South African Rand

The accompanying notes are an integral part of these financial statements.

52	Annual Report • June 30, 2023

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2023 (Continued)

(Amounts in thousands, except number of contracts)

Centrally Cleared Credit Default Swaps – Buy Protection

Reference Entity	Fixed Annual Rate Paid by Fund	Maturity Date	Implied Credit Spread at June 30, 2023	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
iTraxx Europe Crossover Series 39 Version 1 Index	5.00%	6/20/2028	4.00%	EUR	2,744	$(74)	$(49)	$(123)

						$(74)	$(49)	$(123)

Centrally Cleared Credit Default Swaps – Sell Protection

Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at June 30, 2023	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
AT&T, Inc.	1.00%	12/20/2024	0.62%		$5,200	$8	$21	$29
AT&T, Inc.	1.00	6/20/2026	0.74		2,700	325	(305)	20
AT&T, Inc.	1.00	6/20/2028	0.96		1,300	(7)	9	2
Barclays Bank PLC (1)	1.00	12/20/2023	0.84	EUR	6,200	7	0	7
CDX.EM.30	1.00	12/20/2023	0.11		$6,120	(438)	466	28
CDX.EM.31	1.00	6/20/2024	0.51		7,482	(243)	280	37
CDX.EM.32	1.00	12/20/2024	0.73		11,050	(449)	495	46
CDX.EM.34	1.00	12/20/2025	2.49		2,852	(184)	90	(94)
CDX.EM.36	1.00	12/20/2026	1.77		26,864	(750)	118	(632)
CDX.EM.38	1.00	12/20/2027	2.07		3,800	(273)	117	(156)
CDX.NA.HY.35	5.00	12/20/2025	2.98		490	39	(16)	23
CDX.NA.HY.39	5.00	12/20/2027	4.10		20,654	(855)	1,558	703
CDX.NA.HY.39	5.00	6/20/2028	2.13		4,600	(324)	106	(218)
CDX.NA.HY.40	5.00	6/20/2028	4.27		44,613	739	608	1,347
CDX.NA.HY.40	5.00	6/20/2028	4.27		204,900	(288)	6,473	6,185
Ford Motor Credit Co. LLC	5.00	6/20/2024	1.03		19,600	535	234	769
Ford Motor Credit Co. LLC	5.00	12/20/2024	1.24		1,700	63	30	93
Ford Motor Credit Co. LLC	5.00	6/20/2025	1.34		700	27	21	48
Ford Motor Credit Co. LLC	5.00	12/20/2025	1.58		600	23	25	48
Ford Motor Credit Co. LLC	5.00	6/20/2026	1.73		19,400	1,229	516	1,745
General Electric Co.	1.00	12/20/2023	0.28		700	(6)	9	3
Rolls-Royce PLC	1.00	6/20/2025	1.27	EUR	14,300	(726)	651	(75)

						$(1,548)	$11,506	$9,958

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Over-the-Counter Credit Default Swaps – Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan	Abbott Laboratories	1.00%	Quarterly	6/20/2027	0.38%	$2,433	$(59)	$4	$(55)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.40	974	15	(23)	(8)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.40	970	15	(23)	(8)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.40	976	15	(23)	(8)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.40	1,370	21	(33)	(12)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.40	975	15	(24)	(9)

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2023	53

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2023 (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Credit Default Swaps – Buy Protection (Continued)

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Barclays Bank	Brazilian Government International	1.00%	Quarterly	12/20/2024	0.40%	$586	$9	$(14)	$(5)
Barclays Bank	Brazilian Government International	1.00	Quarterly	6/20/2028	1.76	2,517	168	(86)	82
Barclays Bank	Colombia Government International	1.00	Quarterly	6/20/2028	2.35	2,280	211	(81)	130
Morgan Stanley	Colombia Government International	1.00	Quarterly	6/20/2028	2.35	913	53	(1)	52
Barclays Bank	Mexico Government International	1.00	Quarterly	6/20/2028	1.03	2,277	40	(38)	2

							$503	$(342)	$161

Over-the-Counter Credit Default Swaps – Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs	Brazilian Government International	1.00%	Quarterly	12/20/2024	0.40%	$3,200	$(15)	$43	$28
BNP Paribas	Colombia Government International	1.00	Quarterly	12/20/2027	2.13	600	(54)	27	(27)
Goldman Sachs	Colombia Government International	1.00	Quarterly	6/20/2027	1.87	1,900	(70)	12	(58)
Goldman Sachs	Colombia Government International	1.00	Quarterly	12/20/2027	2.13	800	(71)	36	(35)
J.P. Morgan	Colombia Government International	1.00	Quarterly	12/20/2026	1.67	1,400	(66)	37	(29)
J.P. Morgan	Colombia Government International	1.00	Quarterly	6/20/2027	1.87	400	(15)	3	(12)
Morgan Stanley	Colombia Government International	1.00	Quarterly	6/20/2027	1.87	900	(39)	11	(28)
Morgan Stanley	Colombia Government International	1.00	Quarterly	12/20/2027	2.13	1,000	(89)	45	(44)
Goldman Sachs	Mexico Government International	1.00	Quarterly	12/20/2023	0.13	8,500	(459)	497	38
Goldman Sachs	Mexico Government International (1)	1.00	Quarterly	6/20/2028	1.03	200	(3)	3	0
J.P. Morgan	Mexico Government International (1)	1.00	Quarterly	6/20/2024	0.19	100	0	0	0
J.P. Morgan	Mexico Government International	1.00	Quarterly	6/20/2026	0.52	100	(1)	2	1
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2024	0.28	300	(1)	4	3
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2026	0.66	500	168	(162)	6
Morgan Stanley	Mexico Government International	1.00	Quarterly	6/20/2027	0.77	400	(4)	7	3
Morgan Stanley	Mexico Government International	1.00	Quarterly	6/20/2028	1.03	1,500	(34)	32	(2)
Goldman Sachs	Republic of South Africa	1.00	Quarterly	6/20/2024	1.02	4,700	(42)	43	1
Bank of America	Turkey Government International	1.00	Quarterly	12/20/2023	2.02	3,000	(55)	42	(13)

The accompanying notes are an integral part of these financial statements.

54	Annual Report • June 30, 2023

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2023 (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Credit Default Swaps – Sell Protection (Continued)

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America	Turkey Government International	1.00%	Quarterly	6/20/2024	3.12%	$400	$(37)	$29	$(8)
Bank of America	Turkey Government International	1.00	Quarterly	12/20/2024	3.83	1,300	(80)	29	(51)
BNP Paribas	Turkey Government International (1)	1.00	Quarterly	12/20/2023	2.02	200	(14)	14	0
BNP Paribas	Turkey Government International	1.00	Quarterly	12/20/2023	2.02	500	(40)	37	(3)
BNP Paribas	Turkey Government International	1.00	Quarterly	6/20/2025	4.17	200	(34)	23	(11)
Goldman Sachs	Turkey Government International	1.00	Quarterly	6/20/2024	3.12	1,200	(60)	36	(24)
Goldman Sachs	Turkey Government International	1.00	Quarterly	12/20/2024	3.83	900	(96)	61	(35)
J.P. Morgan	Turkey Government International	1.00	Quarterly	12/20/2023	2.02	200	(14)	13	(1)
Morgan Stanley	Turkey Government International	1.00	Quarterly	12/20/2023	2.02	500	(39)	37	(2)
Morgan Stanley	Turkey Government International	1.00	Quarterly	6/20/2024	3.12	400	(46)	38	(8)
Morgan Stanley	Turkey Government International	1.00	Quarterly	12/20/2024	3.83	3,700	(284)	142	(142)
Goldman Sachs	CMBX NA Series 14	3.00	Quarterly	12/16/2072	9.41	645	(109)	(78)	(187)

							$(1,703)	$1,063	$(640)

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
(0.45)%	6 Month EURIBOR	Received	Semi-Annual	12/29/2023	EUR	2,800	$—	$74	$74
(0.43)	6 Month EURIBOR	Received	Semi-Annual	6/28/2024		2,700	—	128	128
(0.40)	6 Month EURIBOR	Received	Semi-Annual	12/30/2024		1,200	—	86	86
(0.36)	6 Month EURIBOR	Received	Semi-Annual	6/30/2025		2,300	—	202	202
(0.33)	6 Month EURIBOR	Received	Semi-Annual	12/30/2025		1,400	—	149	149
(0.29)	6 Month EURIBOR	Received	Semi-Annual	6/30/2026		700	—	84	84
(0.15)	6 Month EURIBOR	Received	Semi-Annual	3/18/2030		16,100	196	3,364	3,560
0.00	SOFR	Paid	Quarterly	9/12/2023		$3,200	—	(45)	(45)
0.00	3 Month USD LIBOR	Received	Quarterly	9/12/2023		3,200	—	45	45
0.20	1 Year JPY TONA (1)	Received	Annual	2/3/2025	JPY	930,858	0	(23)	(23)
0.21	1 Year JPY TONA (1)	Received	Annual	2/3/2025		930,858	0	(23)	(23)
0.50	6 Month EURIBOR	Received	Semi-Annual	6/17/2050	EUR	9,000	(259)	4,183	3,924
0.75	3 Month USD LIBOR (1)	Paid	Quarterly	9/16/2023		$108,850	0	(1,359)	(1,359)
0.75	SOFR	Paid	Quarterly	6/16/2031		108,850	(8,889)	(13,396)	(22,285)
0.83	6 Month EURIBOR	Received	Semi-Annual	12/9/2052	EUR	158,000	946	7,651	8,597
0.89	1 Year JPY TONA (1)	Received	Annual	2/15/2033	JPY	549,176	0	(124)	(124)
0.90	1 Year JPY TONA (1)	Received	Annual	2/15/2033		549,176	0	(129)	(129)
0.90	1 Year JPY TONA (1)	Received	Annual	2/15/2033		1,098,352	0	(259)	(259)
0.92	1 Year JPY TONA (1)	Received	Annual	2/15/2033		1,590,716	0	(394)	(394)
1.25	3 Month USD LIBOR (1)	Received	Quarterly	9/16/2023		$48,900	0	548	548

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2023	55

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2023 (Continued)

(Amounts in thousands, except number of contracts)

Centrally Cleared Interest Rate Swaps (Continued)

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
1.25%	SOFR	Paid	Annual	6/15/2032		$26,170	$(685)	$(3,989)	$(4,674)
1.25	SOFR	Received	Quarterly	12/16/2050		48,900	4,987	14,256	19,243
1.50	3 Month USD LIBOR	Received	Quarterly	9/17/2023		81,200	7	842	849
1.50	SOFR	Received	Quarterly	6/17/2050		81,200	(15,116)	43,352	28,236
1.75	SOFR	Paid	Annual	6/15/2029		3,570	(350)	(38)	(388)
1.75	SOFR	Paid	Annual	6/15/2032		9,860	(395)	(992)	(1,387)
2.00	SOFR	Paid	Annual	12/21/2029		168,700	(14,118)	(5,041)	(19,159)
2.00	SOFR	Paid	Annual	12/21/2032		378,900	(43,294)	(9,467)	(52,761)
2.25	SOFR	Received	Quarterly	3/12/2050		3,200	(10)	719	709
2.44	6 Month EURIBOR (1)	Paid	Semi-Annual	7/14/2032	EUR	3,088	0	(36)	(36)
2.49	SOFR (1)	Received	Annual	6/15/2053		$680	0	(2)	(2)
2.75	SOFR	Received	Annual	6/21/2053		91,000	8,651	(1,077)	7,574
3.00	3 Month USD LIBOR	Paid	Quarterly	9/19/2023		6,100	1	(42)	(41)
3.00	6 Month Australian Bank Bill	Paid	Semi-Annual	3/21/2027	AUD	109,400	418	(3,880)	(3,462)
3.00	SOFR	Paid	Quarterly	6/19/2029		$6,100	484	(795)	(311)
3.00	SOFR	Paid	Annual	6/21/2033		104,870	(1,898)	(3,012)	(4,910)
3.00	SOFR	Paid	Annual	6/21/2033		100	(2)	(2)	(4)
3.00	6 Month EURIBOR	Received	Semi-Annual	9/20/2033	EUR	36,800	(141)	118	(23)
3.00	SOFR	Received	Annual	9/20/2053		$25,946	—	768	768
3.00	SOFR	Received	Annual	9/20/2053		26,103	—	773	773
3.19	KRW Certificate of Deposit Rate (1)	Paid	Quarterly	9/20/2026	KRW	4,084,701	0	(35)	(35)
3.19	KRW Certificate of Deposit Rate (1)	Paid	Quarterly	9/20/2026		3,019,127	0	(26)	(26)
3.25	SOFR	Paid	Annual	6/21/2028		$218,700	(3,385)	(3,263)	(6,648)
3.25	Sterling Overnight Index Average	Received	Annual	9/20/2053	GBP	700	23	62	85
3.28	3 Month Canadian Bank Bill	Paid	Quarterly	4/25/2033	CAD	1,308	(4)	(40)	(44)
3.30	3 Month Canadian Bank Bill (1)	Paid	Quarterly	3/27/2033		435	0	(15)	(15)
3.32	3 Month Canadian Bank Bill	Received	Quarterly	4/25/2053		567	3	15	18
3.33	KRW Certificate of Deposit Rate (1)	Paid	Quarterly	9/20/2026	KRW	1,636,900	0	(9)	(9)
3.35	3 Month Canadian Bank Bill	Paid	Quarterly	3/30/2033	CAD	442	(1)	(13)	(14)
3.36	Canadian Overnight Repo Rate Average(1)	Received	Semi-Annual	6/22/2053		4,267	0	(103)	(103)

The accompanying notes are an integral part of these financial statements.

56	Annual Report • June 30, 2023

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2023 (Continued)

(Amounts in thousands, except number of contracts)

Centrally Cleared Interest Rate Swaps (Continued)

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
3.36%	3 Month Canadian Bank Bill (1)	Paid	Quarterly	5/12/2033	CAD	450	$0	$(13)	$(13)
3.37	3 Month Canadian Bank Bill (1)	Received	Quarterly	3/27/2053		188	0	5	5
3.38	3 Month Canadian Bank Bill (1)	Received	Quarterly	5/12/2053		195	0	5	5
3.38	KRW Certificate of Deposit Rate (1)	Paid	Quarterly	9/20/2026	KRW	1,637,145	0	(7)	(7)
3.38	KRW Certificate of Deposit Rate (1)	Paid	Quarterly	9/20/2026		1,637,145	0	(7)	(7)
3.40	3 Month Canadian Bank Bill (1)	Received	Quarterly	3/30/2053		CAD 192	0	4	4
3.40	Canadian Overnight Repo Rate Average	Received	Semi-Annual	6/15/2053		21,306	1	(637)	(636)
3.43	3 Month Canadian Bank Bill	Paid	Quarterly	5/15/2033		1,349	(7)	(25)	(32)
3.44	3 Month Canadian Bank Bill	Received	Quarterly	5/15/2053		585	3	6	9
3.44	3 Month Canadian Bank Bill (1)	Paid	Quarterly	5/9/2033		443	0	(10)	(10)
3.48	3 Month Canadian Bank Bill (1)	Received	Quarterly	5/9/2053		192	0	2	2
3.50	Sterling Overnight Index Average	Received	Annual	9/20/2033	GBP	15,600	129	1,135	1,264
3.54	Canadian Overnight Repo Rate Average (1)	Paid	Semi-Annual	6/22/2033	CAD	9,754	0	54	54
3.54	Canadian Overnight Repo Rate Average	Paid	Semi-Annual	6/15/2033		47,940	1	257	258
3.56	3 Month Canadian Bank Bill (1)	Received	Quarterly	6/1/2053		208	0	(1)	(1)
3.58	3 Month Canadian Bank Bill (1)	Received	Quarterly	5/31/2053		201	0	(1)	(1)
3.60	SOFR	Paid	Annual	9/20/2025		$370,000	—	(7,055)	(7,055)
3.60	SOFR	Paid	Annual	5/30/2025		195,000	1	(1,324)	(1,323)
3.64	3 Month Canadian Bank Bill (1)	Received	Quarterly	6/29/2053	CAD	205	0	(3)	(3)
3.65	SOFR	Received	Annual	5/30/2025		$195,000	28	1,303	1,331
3.66	3 Month Canadian Bank Bill	Received	Quarterly	5/30/2053	CAD	199	1	(4)	(3)
3.68	3 Month Canadian Bank Bill (1)	Paid	Quarterly	6/1/2033		478	0	(4)	(4)
3.68	3 Month Canadian Bank Bill (1)	Paid	Quarterly	5/31/2033		465	0	(3)	(3)
3.75	Sterling Overnight Index Average (1)	Received	Annual	6/27/2053	GBP	6,403	0	126	126
3.77	3 Month Canadian Bank Bill (1)	Received	Quarterly	6/13/2053	CAD	37	0	(1)	(1)
3.77	3 Month Canadian Bank Bill (1)	Paid	Quarterly	5/30/2033		459	0	(1)	(1)
3.85	3 Month Canadian Bank Bill (1)	Paid	Quarterly	6/29/2033		472	0	2	2
3.92	3 Month Canadian Bank Bill (1)	Paid	Quarterly	6/13/2033		86	0	1	1

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2023	57

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2023 (Continued)

(Amounts in thousands, except number of contracts)

Centrally Cleared Interest Rate Swaps (Continued)

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
4.28%	Sterling Overnight Index Average	Paid	Annual	6/27/2033	GBP	14,623	$1	$(138)	$(137)
4.32	6 Month CZK PRIBOR (1)	Paid	Semi-Annual	9/20/2028	CZK	44,415	0	1	1
4.54	6 Month CZK PRIBOR (1)	Paid	Semi-Annual	9/20/2028		37,841	0	18	18
4.62	3 Month CZK PRIBOR (1)	Received	Quarterly	6/19/2025		190,403	0	(3)	(3)
5.16	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/6/2025	MXN	1,700	—	(8)	(8)
5.54	Mexico Interbank TIIE 28 Day (1)	Paid	Lunar	5/4/2027		3,400	0	(20)	(20)
5.64	Sterling Overnight Index Average	Paid	Annual	6/24/2025	GBP	53,000	(13)	(137)	(150)
5.70	6 Month PLN WIBOR (1)	Received	Semi-Annual	9/20/2028	PLN	5,621	0	(49)	(49)
5.73	Sterling Overnight Index Average	Paid	Annual	6/27/2025	GBP	26,000	(1)	(44)	(45)
7.15	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/11/2027	MXN	25,800	(12)	(60)	(72)
7.20	3 Month ZAR SAJIBOR (1)	Paid	Quarterly	3/20/2025	ZAR	79,003	0	(45)	(45)
7.36	Mexico Interbank TIIE 28 Day (1)	Received	Lunar	8/21/2037	MXN	900	3	0	3
7.37	Mexico Interbank TIIE 28 Day	Paid	Lunar	10/11/2027		40,300	(1)	(91)	(92)
7.38	Mexico Interbank TIIE 28 Day (1)	Received	Lunar	8/14/2037		1,300	4	1	5
7.50	Mexico Interbank TIIE 28 Day	Received	Lunar	1/14/2032		5,900	24	(11)	13
7.50	Mexico Interbank TIIE 28 Day	Received	Lunar	1/15/2032		24,500	89	(36)	53
7.91	Mexico Interbank TIIE 28 Day	Received	Lunar	12/30/2027		800	—	1	1
7.98	Mexico Interbank TIIE 28 Day (1)	Received	Lunar	12/10/2027		3,300	0	3	3
7.99	Mexico Interbank TIIE 28 Day (1)	Received	Lunar	12/21/2027		100	—	0	0
8.01	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		20,200	(6)	26	20
8.03	Mexico Interbank TIIE 28 Day (1)	Received	Lunar	1/31/2028		1,600	0	1	1
8.05	Mexico Interbank TIIE 28 Day	Received	Lunar	1/31/2028		2,400	—	2	2
8.35	Mexico Interbank TIIE 28 Day (1)	Paid	Lunar	4/28/2028		19,905	0	(1)	(1)
8.41	Mexico Interbank TIIE 28 Day	Received	Lunar	3/31/2027		14,300	—	5	5
8.42	Mexico Interbank TIIE 28 Day (1)	Paid	Lunar	1/20/2028		32,803	0	(2)	(2)
8.66	Mexico Interbank TIIE 28 Day	Received	Lunar	4/4/2024		49,700	—	55	55
8.68	Mexico Interbank TIIE 28 Day	Received	Lunar	4/3/2024		119,300	—	132	132
8.70	Mexico Interbank TIIE 28 Day	Received	Lunar	3/31/2032		14,300	—	(31)	(31)
8.73	Mexico Interbank TIIE 28 Day	Received	Lunar	4/6/2027		12,100	—	(1)	(1)
8.73	Mexico Interbank TIIE 28 Day	Received	Lunar	3/30/2032		6,000	—	(13)	(13)
8.75	Mexico Interbank TIIE 28 Day	Received	Lunar	4/5/2024		29,000	—	31	31
9.84	Mexico Interbank TIIE 28 Day (1)	Received	Lunar	5/16/2025		61,793	0	2	2

							$(72,586)	$23,182	$(49,404)

Lunar – payment frequency equal periods of 28 days (a lunar month).

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

58	Annual Report • June 30, 2023

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2023 (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Interest Rate Swaps

Counterparty	Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America	11.38%	Brazil Cetip DI Interbank Deposit	Paid	1/2/2026	BRL	9,207	$—	$55	$55
Citibank	11.75	Brazil Cetip DI Interbank Deposit	Paid	1/2/2026		10,487	—	80	80
Citibank	11.80	Brazil Cetip DI Interbank Deposit	Paid	1/2/2026		10,366	—	83	83
Bank of America	11.87	Brazil Cetip DI Interbank Deposit	Paid	1/2/2025		16,259	—	45	45
Bank of America	11.90	Colombia Overnight Interbank	Received	10/19/2024	COP	7,556,152	—	(31)	(31)
Citibank	11.92	Brazil Cetip DI Interbank Deposit	Paid	1/2/2026	BRL	15,279	—	131	131
Citibank	12.37	Colombia Overnight Interbank	Received	4/18/2024	COP	14,570,937	—	(22)	(22)
Bank of America	12.60	Brazil Cetip DI Interbank Deposit	Paid	7/1/2024	BRL	13,937	—	18	18
Goldman Sachs	12.97	Brazil Cetip DI Interbank Deposit	Paid	7/1/2024		4,956	—	11	11
Citibank	12.97	Brazil Cetip DI Interbank Deposit	Paid	7/1/2024		8,195	—	17	17

							$—	$387	$387

Centrally Cleared Inflation Linked Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
2.43%	30-Year USD Inflation Linked	Received	6/30/2053		$6,185	$1	$47	$48
2.45	30-Year USD Inflation Linked (1)	Received	6/9/2053		3,134	0	9	9
2.46	30-Year USD Inflation Linked (1)	Received	6/9/2053		3,134	0	2	2
2.53	10-Year USD Inflation Linked (1)	Received	6/28/2033		318	0	0	0
2.73	30-Year EUR Inflation Linked (1)	Paid	6/15/2053	EUR	4,185	0	41	41
2.77	30-Year EUR Inflation Linked (1)	Paid	6/15/2053		2,249	0	53	53
2.77	30-Year EUR Inflation Linked (1)	Paid	6/15/2053		2,249	0	58	58
4.00	10-Year GBP Inflation Linked	Paid	9/15/2031	GBP	7,300	(6)	(1,373)	(1,379)
4.06	10-Year GBP Inflation Linked	Paid	9/15/2031		6,800	28	(1,265)	(1,237)
4.07	10-Year GBP Inflation Linked	Paid	9/15/2031		13,100	(162)	(2,202)	(2,364)

						$(139)	$(4,630)	$(4,769)

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

PRIBOR	Prague Interbank Offered Rate

SAJIBOR	South African Johannesburg Interbank Offered Rate

SOFR	Secured Overnight Financing Rate

TIIE	Interbank Equilibrium Interest Rate

TONA	Tokyo Overnight Average Rate

WIBOR	Warsaw Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2023	59

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

June 30, 2023

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS – 96.90%
Education – 7.37%
Connecticut State Health & Educational Facilities Authority, 1.10%, Jul. 2033 (1)	$22,000	$21,110
New Jersey Economic Development Authority, 5.25%, Sep. 2026 (2)	30,000	31,703
Tennessee State School Bond Authority, 5.00%, Nov. 2040	25,000	26,052
University of California, 5.00%, May 2039	20,000	23,139
Illinois Finance Authority, 4.00%-5.00%, Aug. 2025-Aug. 2049 (2)(3)	27,480	27,276
Other Securities (1)(2)	705,785	733,697

Total Education		862,977

General Obligation – 22.78%
City of New York NY, 5.25%, Sep. 2040	19,695	22,462
Commonwealth of Pennsylvania, 4.00%, Apr. 2033	20,000	20,011
Las Vegas Valley Water District, 5.00%, Jun. 2039	43,915	47,440
Northside Independent School District, 0.70%, Jun. 2050 (1)	24,595	23,225
State of California, 5.00%, Oct. 2041	19,860	22,199
State of California, 5.00%, Sep. 2042	26,500	29,994
State of California, 5.00%, Oct. 2042	18,740	20,404
State of Illinois, 5.00%, Mar. 2035	26,675	29,388
State of Washington, 5.00%, Aug. 2039	28,350	30,473
City of New York NY, 3.00%-5.25%, Aug. 2025-Mar. 2050	92,490	98,653
Illinois Finance Authority, 3.00%-5.00%, Jul. 2028-Jul. 2035 (3)	3,000	2,785
Michigan Finance Authority, 5.00%, Nov. 2025-Nov. 2027 (3)	1,400	1,490
State of California, 4.00%-5.00%, Aug. 2023-Oct. 2039	137,750	151,457
State of Illinois, 4.00%-5.50%, Sep. 2023-May 2043	161,525	171,693
Other Securities (1)(2)	1,917,224	1,995,372

Total General Obligation		2,667,046

General Revenue – 25.93%
Black Belt Energy Gas District, 4.00%, Oct. 2052 (1)	20,065	19,885
Black Belt Energy Gas District, 4.36% (SIFMA Municipal Swap Index Yield + 0.35%), Oct. 2052 (4)	24,660	23,978
California Infrastructure & Economic Development Bank, 3.65%, Jan. 2050 (2)	54,350	54,119
Central Plains Energy Project, 4.00%, Dec. 2049 (1)	32,905	32,914
Kentucky Public Energy Authority, 4.00%, Feb. 2050 (1)	27,000	26,694
Louisiana Local Government Environmental Facilities & Community Development Auth, 5.00%, Aug. 2037	20,000	20,740
Main Street Natural Gas, Inc., 4.00%, Aug. 2049 (1)	36,670	36,776
Main Street Natural Gas, Inc., 4.00%, May 2052 (1)	23,800	23,441
Main Street Natural Gas, Inc., 5.00%, Sep. 2053	30,420	31,938
New Jersey Economic Development Authority, 5.00%, Mar. 2025	23,185	23,761
New York City Transitional Finance Authority Future Tax Secured Revenue, 4.00%, May 2038	26,755	27,255
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, Nov. 2040	19,305	21,750
New York State Dormitory Authority, 4.00%, Mar. 2042	20,445	20,292
Parish of St James LA, 4.40%, Nov. 2040 (1)	30,000	30,000
Parish of St James LA, 4.41%, Nov. 2040 (1)	61,725	61,725
Patriots Energy Group Financing Agency, 4.00%, Oct. 2048 (1)	34,495	34,500
Port of Port Arthur Navigation District, 4.30%, Apr. 2040 (1)	58,475	58,475
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.33%, Jul. 2040	28,882	27,468
Texas Municipal Gas Acquisition & Supply Corp. II, 4.35% (LIBOR + 0.69%), Sep. 2027 (4)	31,555	31,393
Virginia College Building Authority, 5.00%, Feb. 2039	18,215	20,472
Black Belt Energy Gas District, 4.00%-5.50%, Jun. 2027-Dec. 2053 (1)	72,805	74,451
Illinois Finance Authority, 5.00%, Mar. 2028 (3)	15	16
Main Street Natural Gas, Inc., 4.00%-5.00%, May 2027-Jul. 2053 (1)(4)	85,855	86,482
Michigan Finance Authority, 5.00%, Jun. 2027-Jun. 2049 (3)	13,645	14,470
New Jersey Transportation Trust Fund Authority, 0.00%-5.50%, Dec. 2023-Jun. 2050	133,925	137,093
New York City Transitional Finance Authority Future Tax Secured Revenue, 3.00%-5.50%, Nov. 2023-Nov. 2045 (1)	126,645	133,706
Other Securities (1)(2)(4)	1,926,244	1,961,853

Total General Revenue		3,035,647

The accompanying notes are an integral part of these financial statements.

60	Annual Report • June 30, 2023

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

June 30, 2023 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Healthcare – 9.54%
County of Utah UT, 5.00%, May 2045	$27,500	$27,695
Michigan Finance Authority, 4.00%, Dec. 2036 (3)	28,845	29,060
Oregon State Facilities Authority, 5.00%, Jun. 2046	21,475	21,840
Illinois Finance Authority, 3.57%-5.25%, Nov. 2023-Aug. 2057 (1)(3)	124,700	128,842
Michigan Finance Authority, 1.20%-5.00%, Dec. 2026-Nov. 2049 (3)	61,445	61,879
Other Securities (1)(2)(4)	830,215	847,422

Total Healthcare		1,116,738

Housing – 5.30%
New York City Housing Development Corp., 0.70%, Nov. 2060 (1)	27,525	25,632
New York City Housing Development Corp., 0.90%, Nov. 2060 (1)	24,505	22,450
Other Securities (1)(2)(4)	586,612	572,731

Total Housing		620,813

Transportation – 15.31%
County of Miami-Dade FL Aviation Revenue, 5.00%, Oct. 2033	23,355	23,567
Illinois State Toll Highway Authority, 5.00%, Jan. 2038	33,715	34,075
New York Transportation Development Corp., 5.00%, Jul. 2046	41,870	41,369
State of Michigan Trunk Line Revenue, 4.00%, Nov. 2046	24,000	23,503
Michigan Finance Authority, 5.00%, Nov. 2024-Nov. 2025 (3)	1,750	1,813
Other Securities (1)(4)	1,591,605	1,668,471

Total Transportation		1,792,798

Utilities – 10.67%
City of Atlanta GA Water & Wastewater Revenue, 5.00%, Nov. 2040	24,425	25,011
City of San Antonio TX Electric & Gas Systems Revenue, 1.13%, Dec. 2045 (1)	22,440	19,827
City of San Antonio TX Electric & Gas Systems Revenue, 5.00%, Feb. 2039	21,950	22,251
City of San Antonio TX Electric & Gas Systems Revenue, 5.25%, Feb. 2041	20,000	22,832
County of King WA Sewer Revenue, 5.00%, Jan. 2047	20,000	20,204
Development Authority of Monroe County, 3.96%, Nov. 2048 (1)	38,000	38,000
Illinois Finance Authority, 5.25%, Jul. 2035 (3)	20,085	22,593
Illinois Municipal Electric Agency, 4.00%, Feb. 2035	24,645	24,745
Illinois Finance Authority, 5.00%, Jan. 2029-Jul. 2035 (3)	15,230	16,775
Michigan Finance Authority, 5.00%, Oct. 2024-Jul. 2035 (3)	8,350	8,697
Other Securities (1)(2)(4)	989,255	1,027,770

Total Utilities		1,248,705

Total Municipal Bonds (Cost: $11,643,358)		11,344,724

	Shares (000s)	Value (000s)
SHORT-TERM INVESTMENTS – 2.26%
Money Market Funds – 2.26%
Fidelity Institutional Money Market Government Fund – Class I, 5.03% (5)	264,215	264,215

Total Money Market Funds		264,215

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2023	61

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

June 30, 2023 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.00% (6)
Citibank, New York, 4.57% due 07/03/2023	$427	$427

Total Time Deposits		427

Total Short-Term Investments (Cost: $264,642)		264,642

TOTAL INVESTMENTS IN SECURITIES – 99.16% (Cost: $11,908,000)		11,609,366
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.84%		98,224

TOTAL NET ASSETS – 100.00%		$11,707,590

Percentages are stated as a percent of net assets.

(1)	Adjustable rate security or includes adjustable rate securities. The rate reported is the rate in effect as of June 30, 2023.

(2)

Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $270,481, which represents 2.31% of total net assets.

(3)	Issuer includes securities in multiple categories. The market value of the issuer as a whole is greater than 1% of the Fund’s total net assets.

(4)	Variable rate security or includes variable rate securities based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2023.

(5)	Represents annualized seven-day yield as of the close of the reporting period.

(6)	Amount calculated is less than 0.005%.

Open Futures Contracts

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(200)	U.S. 5 Year Note Future	Sep. 2023	$(21,741)	$(21,419)	$322
(700)	U.S. 10 Year Note Future	Sep. 2023	(79,618)	(78,586)	1,032
(900)	U.S. Ultra 10 Year Note Future	Sep. 2023	(107,361)	(106,594)	767

					$2,121

The accompanying notes are an integral part of these financial statements.

62	Annual Report • June 30, 2023

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

June 30, 2023 (Continued)

(Amounts in thousands, except number of contracts)

State/U.S. Territory	Percentages of Net Assets
Alabama	2.59%
Alaska	0.16
Arizona	1.68
Arkansas	0.23
California	7.08
Colorado	2.04
Connecticut	2.55
Delaware	0.21
District of Columbia	1.55
Florida	5.81
Georgia	3.41
Guam	0.17
Hawaii	0.63
Idaho	0.16
Illinois	8.51
Indiana	1.50
Iowa	0.44
Kansas	0.22
Kentucky	1.45
Louisiana	2.01
Maine	0.08
Maryland	1.96
Massachusetts	1.78
Michigan	3.46
Minnesota	0.49
Mississippi	0.19
Missouri	0.95
Montana	0.10
Nebraska	0.48
Nevada	1.12
New Hampshire	0.35

State/U.S. Territory (Continued)	Percentages of Net Assets
New Jersey	3.78%
New Mexico	0.31
New York	10.96
North Carolina	0.78
North Dakota	0.13
Ohio	1.82
Oklahoma	0.37
Oregon	0.86
Pennsylvania	3.77
Puerto Rico	1.39
Rhode Island	0.40
South Carolina	0.85
South Dakota	0.12
Tennessee	1.02
Texas	9.77
Utah	0.60
Vermont	0.09
Virgin Islands	0.25
Virginia	1.45
Washington	3.08
West Virginia	0.16
Wisconsin	1.50
Wyoming	0.08

Total Municipal Bonds	96.90

SHORT-TERM INVESTMENTS	2.26

TOTAL INVESTMENTS IN SECURITIES	99.16
OTHER ASSETS IN EXCESS OF LIABILITIES	0.84

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2023	63

Bridge Builder Municipal High-Income Bond Fund

Summary Schedule of Investments

June 30, 2023

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS – 98.14%
Education – 7.81%
Clifton Higher Education Finance Corp., 6.13%, Aug. 2048	$7,835	$7,889
Private Colleges & Universities Authority, 4.00%, Sep. 2037	8,350	8,707
California Municipal Finance Authority, 5.00%-5.25%, Nov. 2046-Oct. 2057 (1)(2)	5,135	5,124
California Statewide Communities Development Authority, 5.00%, Nov. 2032-Nov. 2041 (1)(2)	2,010	2,032
Indiana Finance Authority, 5.50%, Jul. 2052 (2)	4,145	4,307
New Jersey Economic Development Authority, 5.00%, Jun. 2024-Jun. 2054 (1)(2)	5,250	4,964
Public Finance Authority, 4.00%-6.25%, Jun. 2029-Jan. 2056 (1)(2)	14,065	12,830
Other Securities (1)(3)(4)(5)	153,225	141,259

Total Education		187,112

General Obligation – 7.32%
Commonwealth of Puerto Rico, 5.38%, Jul. 2025 (2)	15,968	16,361
Commonwealth of Puerto Rico, 5.75%, Jul. 2031 (2)	7,451	8,138
State of Illinois, 5.00%, Nov. 2025	8,810	9,097
State of Illinois, 5.00%, Nov. 2028	8,485	8,941
Commonwealth of Puerto Rico, 0.00%-5.63%, Jul. 2023-Jul. 2046 (2)(3)	41,556	35,100
State of Illinois, 4.00%-5.50%, Apr. 2024-May 2047	25,535	26,308
Other Securities (1)	69,690	71,433

Total General Obligation		175,378

General Revenue – 38.86%
Allentown Neighborhood Improvement Zone Development Authority, 5.00%, May 2042 (1)	7,130	7,124
Buckeye Tobacco Settlement Financing Authority, 5.00%, Jun. 2055	58,650	54,927
Gulf Coast Industrial Development Authority, 4.88%, May 2025	6,945	6,926
Louisiana Local Government Environmental Facilities & Community Development Auth, 3.50%, Nov. 2032	7,705	7,420
Mission Economic Development Corp., 4.63%, Oct. 2031 (1)	7,895	7,686
New Jersey Economic Development Authority, 5.00%, Oct. 2047 (2)	9,690	9,693
New Jersey Transportation Trust Fund Authority, 5.25%, Jun. 2043 (2)	9,330	9,822
New York Liberty Development Corp., 5.38%, Nov. 2040 (1)	7,910	7,924
New York Transportation Development Corp., 5.00%, Aug. 2031 (2)	11,175	11,186
Ohio Air Quality Development Authority, 5.00%, Jul. 2049 (1)	11,470	10,535
Pennsylvania Economic Development Financing Authority, 5.75%, Jun. 2048 (2)	8,345	9,168
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 0.00%, Jul. 2046	47,136	13,241
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.33%, Jul. 2040	8,089	7,693
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.75%, Jul. 2053	10,715	10,210
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.78%, Jul. 2058	13,772	13,052
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, Jul. 2058	16,430	16,016
State of Colorado, 6.00%, Dec. 2041	6,125	7,297
Tobacco Settlement Financing Corp., 5.00%, Jun. 2046	8,390	8,422
Tobacco Settlement Financing Corp., 5.00%, Jun. 2047	11,005	10,290
Tobacco Settlement Financing Corp., 5.25%, Jun. 2046	8,770	9,103
Tuscaloosa County Industrial Development Authority, 5.25%, May 2044 (1)	9,160	8,259
Buckeye Tobacco Settlement Financing Authority, 4.00%, Jun. 2048	300	278
California Municipal Finance Authority, 4.00%, Jul. 2029-Sep. 2041 (2)	650	593
California Statewide Communities Development Authority, 4.00%-5.00%, Sep. 2028-Sep. 2052 (2)	13,165	12,525
Commonwealth of Puerto Rico, 0.00%, Nov. 2051 (2)(3)	12,382	6,284
Indiana Finance Authority, 2.50%-7.00%, Dec. 2026-Jan. 2051 (2)(3)	19,260	18,962
Maryland Economic Development Corp., 4.00%-5.75%, Sep. 2025-Jun. 2058 (2)	7,940	7,730
Metropolitan Pier & Exposition Authority, 0.00%-5.50%, Dec. 2027-Jun. 2057	46,020	37,664
New Jersey Economic Development Authority, 4.00%-5.75%, Jan. 2024-Jan. 2052 (2)	24,145	24,285
New Jersey Transportation Trust Fund Authority, 0.00%-5.50%, Dec. 2030-Jun. 2050 (2)	21,450	20,630
New York Transportation Development Corp., 2.25%-5.38%, Aug. 2026-Oct. 2045 (2)	16,315	16,478
Pennsylvania Economic Development Financing Authority, 3.25%-9.00%, Dec. 2034-Jun. 2061 (1)(2)(3)(5)	17,265	17,979
Public Finance Authority, 4.00%-5.00%, Dec. 2025-Feb. 2062 (2)(5)	14,935	13,954
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 0.00%-4.55%, Jul. 2027-Jul. 2053	26,711	15,329
Virginia Small Business Financing Authority, 5.00%, Jan. 2048 (1)(2)(3)	500	461
Other Securities (1)(3)(4)(5)(6)(7)	591,963	492,526

Total General Revenue		931,672

The accompanying notes are an integral part of these financial statements.

64	Annual Report • June 30, 2023

Bridge Builder Municipal High-Income Bond Fund

Summary Schedule of Investments

June 30, 2023 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Healthcare – 17.03%
California Statewide Communities Development Authority, 5.25%, Dec. 2056 (1)(2)	$7,195	$6,953
California Statewide Communities Development Authority, 5.50%, Dec. 2058 (1)(2)	7,575	7,516
County of Cuyahoga OH, 5.50%, Feb. 2057	7,850	7,947
Regents of the University of California Medical Center Pooled Revenue, 5.00%, May 2047	10,825	11,919
California Municipal Finance Authority, 2.75%-5.25%, Nov. 2027-Nov. 2056 (2)	5,660	5,449
California Statewide Communities Development Authority, 4.00%-5.50%, Dec. 2027-Dec. 2054 (1)(2)	13,005	12,915
Indiana Finance Authority, 5.00%, Mar. 2036 (2)	2,000	2,046
New Jersey Economic Development Authority, 0.00%, Jul. 2026 (2)	170	155
North Carolina Medical Care Commission, 4.00%-6.25%, Oct. 2025-Sep. 2051	29,760	27,188
Pennsylvania Economic Development Financing Authority, 4.00%, Jul. 2033 (2)	500	476
Public Finance Authority, 4.00%-5.25%, Sep. 2030-Jun. 2056 (1)(2)	9,270	7,393
Virginia Small Business Financing Authority, 4.00%, Jan. 2045 (2)	250	223
Other Securities (1)(3)(4)(6)(7)	358,742	318,078

Total Healthcare		408,258

Housing – 6.00%
California Community Housing Agency, 4.00%, Feb. 2056 (1)	10,435	7,442
Massachusetts Development Finance Agency, 5.00%, Oct. 2048	9,700	9,220
California Municipal Finance Authority, 4.00%-5.00%, May 2033-May 2052 (2)	9,120	9,200
California Statewide Communities Development Authority, 5.00%, May 2040 (2)	400	407
Indiana Finance Authority, 5.00%, Jun. 2053 (2)	1,800	1,817
Maryland Economic Development Corp., 5.00%, Jul. 2027-Jul. 2036 (1)(2)	1,710	1,724
New Jersey Economic Development Authority, 5.00%, Jan. 2030-Jan. 2048 (2)	4,855	4,473
Public Finance Authority, 4.00%-9.00%, Jul. 2042-May 2071 (1)(2)	13,245	12,486
Other Securities (1)(3)	111,682	97,096

Total Housing		143,865

Transportation – 15.64%
California Municipal Finance Authority, 5.00%, Dec. 2043 (2)	18,130	18,416
County of Miami-Dade FL Aviation Revenue, 5.00%, Oct. 2034	9,070	9,133
Foothill-Eastern Transportation Corridor Agency, 4.00%, Jan. 2046	8,300	8,026
Maryland Economic Development Corp., 5.25%, Jun. 2055 (2)	18,375	18,972
Metropolitan Washington Airports Authority Aviation Revenue, 5.00%, Oct. 2043	8,000	8,302
Puerto Rico Highway & Transportation Authority, 0.00%, Jul. 2053	20,866	12,728
Puerto Rico Highway & Transportation Authority, 5.00%, Jul. 2062	7,125	6,929
Texas Private Activity Bond Surface Transportation Corp., 5.00%, Jun. 2058	9,765	9,718
Virginia Small Business Financing Authority, 4.00%, Jan. 2040 (2)	8,715	8,131
Virginia Small Business Financing Authority, 4.00%, Jan. 2048 (2)	9,475	8,356
Virginia Small Business Financing Authority, 5.00%, Dec. 2052 (2)	10,465	10,547
Virginia Small Business Financing Authority, 5.00%, Dec. 2056 (2)	8,315	8,366
California Municipal Finance Authority, 4.00%-5.00%, Dec. 2047-Jun. 2048 (2)	1,950	1,923
Maryland Economic Development Corp., 5.00%, Jun. 2025-Jun. 2049 (2)	6,465	6,669
New Jersey Transportation Trust Fund Authority, 0.00%, Dec. 2028-Dec. 2034 (2)	2,200	1,778
New York Transportation Development Corp., 4.00%-5.00%, Dec. 2034-Jul. 2046 (2)	7,460	7,679
Public Finance Authority, 4.00%-4.25%, Jul. 2041-Jul. 2054 (2)	5,840	4,243
Virginia Small Business Financing Authority, 4.00%-5.00%, Jul. 2035-Dec. 2057 (2)	22,655	22,383
Other Securities (4)(5)	240,017	202,757

Total Transportation		375,056

Utilities – 5.48%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 4.00%, Jul. 2042 (1)	13,160	11,486
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, Jul. 2030 (1)	16,360	16,815
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, Jul. 2035 (1)	9,315	9,424
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, Jul. 2037 (1)	7,940	7,976
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, Jul. 2047 (1)	7,660	7,421
New Jersey Economic Development Authority, 4.00%-5.00%, Aug. 2059 (2)	1,490	1,481
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 4.00%-6.13%, Jul. 2024-Jul. 2047 (1)	14,020	14,084

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2023	65

Bridge Builder Municipal High-Income Bond Fund

Summary Schedule of Investments

June 30, 2023 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utilities – 5.48% – (continued)
Other Securities (1)(3)(6)(7)	$77,730	$62,793

Total Utilities		131,480

Total Municipal Bonds (Cost: $2,368,643)		2,352,821

	Shares (000s)	Value (000s)
COMMON STOCKS – 0.00% (8)
Basic Materials – 0.00% (8)
Ingevity Corp. (7)(9)	0	4

Total Basic Materials		4

Consumer, Cyclical – 0.00% (8)
United Airlines Holdings, Inc. (7)(9)	0	1

Total Consumer, Cyclical		1

Industrials – 0.00% (8)
Westrock Co. (9)	0	13

Total Industrials		13

Total Common Stocks (Cost: $19)		18

SHORT-TERM INVESTMENTS – 0.73%
Money Market Funds – 0.72%
Fidelity Institutional Money Market Government Fund – Class I, 5.03% (10)	17,440	17,440

Total Money Market Funds		17,440

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.01%
JP Morgan, New York, 4.57% due 07/03/2023	$168	168

Total Time Deposits		168

Total Short-Term Investments (Cost: $17,608)		17,608

TOTAL INVESTMENTS IN SECURITIES – 98.87% (Cost: $2,386,270)		2,370,447
OTHER ASSETS IN EXCESS OF LIABILITIES – 1.13%		27,081

TOTAL NET ASSETS – 100.00%		$2,397,528

Percentages are stated as a percent of net assets.

(1)	Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $419,426, which represents 17.49% of total net assets.

(2)	Issuer includes securities in multiple categories. The market value of the issuer as a whole is greater than 1% of the Fund’s total net assets.

(3)	Adjustable rate security or includes adjustable rate securities. The rate reported is the rate in effect as of June 30, 2023.

(4)	Variable rate security or includes variable rate securities based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2023.

(5)	Includes securities restricted at June 30, 2023. The value of the restricted securities totals $9,568, which represents 0.40% of total net assets.

The accompanying notes are an integral part of these financial statements.

66	Annual Report • June 30, 2023

Bridge Builder Municipal High-Income Bond Fund

Summary Schedule of Investments

June 30, 2023 (Continued)

(Amounts in thousands, except number of contracts)

(6)	Security in default or includes securities in default as of June 30, 2023. The value of these securities totals $19,546, which represents 0.82% of total net assets.

(7)	Non-income producing security or includes securities that are non-income producing.

(8)	Amount calculated is less than 0.005%.

(9)	A zero balance may reflect actual amounts rounding to less than one thousand.

(10)	Represents annualized seven-day yield as of the close of the reporting period.

State/U.S. Territory	Percentages of Net Assets
Alabama	1.97%
Alaska	0.12
Arizona	1.93
Arkansas	0.51
California	9.18
Colorado	3.98
Connecticut	0.81
Delaware	0.96
District of Columbia	1.21
Florida	4.75
Georgia	3.12
Guam	0.70
Idaho	0.28
Illinois	6.21
Indiana	1.36
Iowa	0.16
Kansas	0.32
Kentucky	1.21
Louisiana	1.09
Maine	0.05
Maryland	3.33
Massachusetts	0.76
Michigan	1.55
Minnesota	0.36
Missouri	1.22
Montana	0.08
Nebraska	0.37
Nevada	0.64
New Hampshire	0.52
New Jersey	4.65

State/U.S. Territory (Continued)	Percentages of Net Assets
New Mexico	0.10%
New York	5.26
North Carolina	1.97
North Dakota	0.00
Ohio	4.75
Oklahoma	0.57
Oregon	0.73
Other Territory	0.03
Pennsylvania	4.83
Puerto Rico	10.01
Rhode Island	0.04
South Carolina	1.08
South Dakota	0.19
Tennessee	1.02
Texas	5.65
Utah	0.81
Vermont	0.04
Virgin Islands	0.18
Virginia	4.35
Washington	0.57
West Virginia	0.32
Wisconsin	2.24

Total Municipal Bonds	98.14

COMMON STOCKS	0.00

SHORT-TERM INVESTMENTS	0.73

TOTAL INVESTMENTS IN SECURITIES	98.87
OTHER ASSETS IN EXCESS OF LIABILITIES	1.13

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2023	67

Bridge Builder Large Cap Growth Fund

Summary Schedule of Investments

June 30, 2023

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.98%
Communication Services – 8.12%
Alphabet, Inc. – Class A (1)	5,705	$682,934
Alphabet, Inc. – Class C (1)	3,687	446,032
Meta Platforms, Inc. – Class A (1)	1,048	300,633
Netflix, Inc. (1)	670	295,224
Other Securities (1)	1,601	132,220

Total Communication Services		1,857,043

Consumer Discretionary – 14.77%
Amazon.com, Inc. (1)	9,826	1,280,895
Home Depot, Inc.	648	201,349
McDonald’s Corp.	664	198,157
Starbucks Corp.	2,540	251,586
Tesla, Inc. (1)	1,205	315,470
Yum! Brands, Inc.	1,998	276,867
Other Securities (1)	4,824	851,988

Total Consumer Discretionary		3,376,312

Consumer Staples – 4.56%
Coca-Cola Co.	2,740	165,030
Dollar General Corp.	1,251	212,361
Procter & Gamble Co.	1,131	171,634
Other Securities (1)	3,543	492,333

Total Consumer Staples		1,041,358

Energy – 1.80%
Chevron Corp.	1,136	178,774
ConocoPhillips	1,623	168,201
Other Securities	412	65,636

Total Energy		412,611

Financials – 16.03%
American Express Co.	2,281	397,435
Aon Plc – Class A	955	329,510
Bank of America Corp.	7,377	211,640
FleetCor Technologies, Inc. (1)	895	224,757
Goldman Sachs Group, Inc.	515	166,266
Intercontinental Exchange, Inc.	2,014	227,689
Marsh & McLennan Companies, Inc.	916	172,360
Mastercard, Inc. – Class A	387	152,255
MSCI, Inc. – Class A	529	248,294
S&P Global, Inc.	855	342,590
Visa, Inc. – Class A	3,601	855,100
Other Securities (1)(2)	5,289	336,126

Total Financials		3,664,022

Healthcare – 15.37%
Danaher Corp.	1,798	431,570
Eli Lilly & Co.	421	197,529
Intuitive Surgical, Inc. (1)	790	269,986
IQVIA Holdings, Inc. (1)	1,518	341,142
Johnson & Johnson	1,873	310,016
Regeneron Pharmaceuticals, Inc. (1)	269	193,253
Thermo Fisher Scientific, Inc.	850	443,586
UnitedHealth Group, Inc.	1,298	623,809
Other Securities (1)	6,417	702,332

Total Healthcare		3,513,223

	Shares (000s)	Value (000s)
Industrials – 3.79%
Honeywell International, Inc.	1,058	$219,454
Other Securities (1)	5,419	647,749

Total Industrials		867,203

Information Technology – 27.78%
Adobe, Inc. (1)	805	393,827
Advanced Micro Devices, Inc. (1)	1,333	151,867
Apple, Inc.	3,659	709,730
Autodesk, Inc. (1)	1,112	227,546
Intuit, Inc.	567	260,002
Microsoft Corp.	5,289	1,801,225
NVIDIA Corp.	1,485	628,385
Salesforce, Inc. (1)	2,097	443,062
ServiceNow, Inc. (1)	452	254,186
Workday, Inc. – Class A (1)	1,426	322,057
Other Securities (1)	9,270	1,156,404

Total Information Technology		6,348,291

Materials – 3.46%
Ball Corp.	3,230	188,025
Ecolab, Inc.	1,577	294,372
Sherwin-Williams Co.	858	227,840
Other Securities (1)	521	81,367

Total Materials		791,604

Real Estate – 2.29%
Equinix, Inc.	367	287,571
Prologis, Inc.	1,391	170,640
Other Securities (1)	374	66,272

Total Real Estate		524,483

Utilities – 0.01%
Various Securities	57	1,235

Total Utilities		1,235

Total Common Stocks (Cost: $15,652,642)		22,397,385

PREFERRED STOCKS – 0.17%
Consumer Discretionary – 0.17%
Dr Ing hc F Porsche AG (2)	316	39,215

Total Consumer Discretionary		39,215

Total Preferred Stocks (Cost: $30,605)		39,215

SHORT-TERM INVESTMENTS – 1.74%
Money Market Funds – 1.74%
Goldman Sachs Financial Square Government Fund – Class I, 5.02% (3)	397,664	397,664

Total Money Market Funds		397,664

The accompanying notes are an integral part of these financial statements.

68	Annual Report • June 30, 2023

Bridge Builder Large Cap Growth Fund

Summary Schedule of Investments

June 30, 2023 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.00% (4)
Citibank, London, 2.62% due 07/03/2023 (5)	EUR	0	$0
JP Morgan, New York, 4.57% due 07/03/2023		$15	15
Sumitomo Trust Bank, London, 4.57% due 07/03/2023		533	533

Total Time Deposits			548

Total Short-Term Investments (Cost: $398,212)			398,212

TOTAL INVESTMENTS IN SECURITIES – 99.89% (Cost: $16,081,459)			22,834,812
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.11%			25,307

TOTAL NET ASSETS – 100.00%			$22,860,119

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

EUR Euro

(1)	Non-income producing security or includes securities that are non-income producing.

(2)

Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $93,430, which represents 0.41% of total net assets.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

(4)	Amount calculated is less than 0.005%.

(5)	A zero balance may reflect actual amounts rounding to less than one thousand.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
11	NASDAQ 100 E-mini Future	Sep. 2023	$3,307	$3,374	$67
7	S&P 500 E-mini Future	Sep. 2023	1,536	1,571	35

					$102

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2023	69

Bridge Builder Large Cap Value Fund

Summary Schedule of Investments

June 30, 2023

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 96.48%
Communication Services – 7.21%
Alphabet, Inc. – Class C (1)	1,756	$212,366
Comcast Corp. – Class A	5,317	220,908
Electronic Arts, Inc.	1,034	134,049
Meta Platforms, Inc. – Class A (1)	720	206,580
Other Securities (1)(2)	13,048	455,173

Total Communication Services		1,229,076

Consumer Discretionary – 8.62%
Compass Group Plc	3,851	107,837
Las Vegas Sands Corp. (1)	1,927	111,769
McDonald’s Corp.	398	118,731
NIKE, Inc. – Class B	1,016	112,118
TJX Companies, Inc.	1,750	148,356
Other Securities (1)	12,326	870,636

Total Consumer Discretionary		1,469,447

Consumer Staples – 7.89%
Colgate-Palmolive Co.	1,657	127,636
PepsiCo, Inc.	595	110,215
Philip Morris International, Inc.	2,306	225,138
Procter & Gamble Co.	767	116,354
Other Securities (1)	10,972	766,516

Total Consumer Staples		1,345,859

Energy – 5.54%
EOG Resources, Inc.	1,144	130,954
Exxon Mobil Corp.	969	103,873
Hess Corp.	795	108,101
Other Securities (1)	11,147	602,274

Total Energy		945,202

Financials – 18.71%
American Express Co.	803	139,916
American International Group, Inc.	2,425	139,560
Arch Capital Group Ltd. (1)	1,606	120,232
Bank of America Corp.	3,885	111,462
Berkshire Hathaway, Inc. – Class B (1)	485	165,262
Chubb Ltd.	962	185,189
Fiserv, Inc. (1)	938	118,369
Marsh & McLennan Companies, Inc.	599	112,677
Morgan Stanley	1,388	118,537
PNC Financial Services Group, Inc.	1,028	129,512
U.S. Bancorp	5,049	166,834
Visa, Inc. – Class A	882	209,439
Wells Fargo & Co.	3,579	152,770
Other Securities (1)	24,151	1,322,140

Total Financials		3,191,899

Healthcare – 14.49%
Cigna Group	441	123,664
Elevance Health, Inc.	277	122,850
Johnson & Johnson	1,047	173,377
Medtronic Plc	3,009	265,117
Merck & Co., Inc.	2,274	262,385
Stryker Corp.	459	140,177
UnitedHealth Group, Inc.	417	200,276
Other Securities (1)	21,287	1,182,837

Total Healthcare		2,470,683

	Shares (000s)	Value (000s)
Industrials – 15.18%
FedEx Corp.	573	$141,979
Honeywell International, Inc.	612	127,064
Northrop Grumman Corp.	357	162,716
Raytheon Technologies Corp.	1,541	150,993
United Parcel Service, Inc. – Class B	656	117,516
Vertiv Holdings Co. – Class A	5,391	133,527
Other Securities (1)	18,637	1,754,864

Total Industrials		2,588,659

Information Technology – 8.43%
Accenture Plc – Class A	384	118,359
Broadcom, Inc.	141	122,182
Microsoft Corp.	591	201,325
Oracle Corp.	911	108,492
QUALCOMM, Inc.	1,250	148,807
Samsung Electronics Co. Ltd.	1,918	105,622
Texas Instruments, Inc.	686	123,512
Other Securities (1)	7,255	508,898

Total Information Technology		1,437,197

Materials – 4.52%
Linde Plc	309	117,915
Other Securities (1)(2)	12,311	653,277

Total Materials		771,192

Real Estate – 2.72%
Various Securities (1)	10,442	463,454

Total Real Estate		463,454

Utilities – 3.17%
Various Securities (1)	9,947	540,772

Total Utilities		540,772

Total Common Stocks (Cost: $12,013,646)		16,453,440

CONVERTIBLE PREFERRED STOCKS – 0.09%
Utilities – 0.09%
Various Securities	214	14,742

Total Utilities		14,742

Total Convertible Preferred Stocks (Cost: $15,158)		14,742

PREFERRED STOCKS – 0.31%
Consumer Discretionary – 0.31%
Various Securities (3)	405	52,594

Total Consumer Discretionary		52,594

Total Preferred Stocks (Cost: $51,615)		52,594

SHORT-TERM INVESTMENTS – 3.02%
Money Market Funds – 3.00%
Goldman Sachs Financial Square Government Fund – Class I, 5.02% (4)	511,846	511,846

Total Money Market Funds		511,846

The accompanying notes are an integral part of these financial statements.

70	Annual Report • June 30, 2023

Bridge Builder Large Cap Value Fund

Summary Schedule of Investments

June 30, 2023 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.02%
Brown Brothers Harriman, 2.47% due 07/03/2023 (5)	SEK	0	$0
Skandinaviska Enskilda Banken AB, Stockholm, 2.62% due 07/03/2023	EUR	2,190	2,390
Skandinaviska Enskilda Banken AB, Stockholm, 4.17% due 07/03/2023	GBP	2	3
Sumitomo, Tokyo, 4.57% due 07/03/2023		$443	443

Total Time Deposits			2,836

Total Short-Term Investments (Cost: $514,682)			514,682

TOTAL INVESTMENTS IN SECURITIES – 99.90% (Cost: $12,595,101)			17,035,458
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.10%			17,292

TOTAL NET ASSETS – 100.00%			$17,052,750

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

EUR Euro

GBP British Pound

SEK Swedish Krona

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Includes securities that are categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $7, which represents 0.00% of total net assets.

(3)

Includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $23,771, which represents 0.14% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

(5)	A zero balance may reflect actual amounts rounding to less than one thousand.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
22	S&P 500 E-mini Future	Sep. 2023	$4,829	$4,937	$108

					$108

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2023	71

Bridge Builder Tax Managed Large Cap Fund

Summary Schedule of Investments

June 30, 2023

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.78%
Communication Services – 8.75%
Alphabet, Inc. – Class A (1)	507	$60,648
Alphabet, Inc. – Class C (1)	244	29,468
Comcast Corp. – Class A	495	20,578
Meta Platforms, Inc. – Class A (1)	112	32,127
Netflix, Inc. (1)	38	16,696
T-Mobile U.S., Inc. (1)	140	19,424
Other Securities (1)	621	42,182

Total Communication Services		221,123

Consumer Discretionary – 9.53%
Amazon.com, Inc. (1)	553	72,028
Home Depot, Inc.	42	12,954
Las Vegas Sands Corp. (1)	257	14,903
TJX Companies, Inc.	228	19,349
Other Securities (1)	1,783	121,402

Total Consumer Discretionary		240,636

Consumer Staples – 4.02%
Procter & Gamble Co.	96	14,557
Walmart, Inc.	142	22,265
Other Securities (1)	728	64,819

Total Consumer Staples		101,641

Energy – 4.42%
Chevron Corp.	107	16,835
Exxon Mobil Corp.	158	16,951
Hess Corp.	117	15,845
Pioneer Natural Resources Co.	110	22,809
Other Securities	1,035	39,332

Total Energy		111,772

Financials – 13.44%
Berkshire Hathaway, Inc. – Class B (1)	138	46,959
Fiserv, Inc. (1)	166	20,982
JPMorgan Chase & Co.	167	24,225
Mastercard, Inc. – Class A	52	20,466
Travelers Companies, Inc.	85	14,807
Visa, Inc. – Class A	172	40,930
Other Securities (1)	2,708	171,055

Total Financials		339,424

Healthcare – 13.82%
Becton Dickinson & Co.	71	18,839
Cigna Group	60	16,810
Eli Lilly & Co.	55	25,763
Humana, Inc.	33	14,610
Intuitive Surgical, Inc. (1)	46	15,703
Johnson & Johnson	128	21,220
Merck & Co., Inc.	295	33,984
Stryker Corp.	80	24,270
Thermo Fisher Scientific, Inc.	30	15,881
UnitedHealth Group, Inc.	127	61,249
Other Securities (1)	1,481	100,707

Total Healthcare		349,036

	Shares (000s)	Value (000s)
Industrials – 10.08%
Automatic Data Processing, Inc.	61	$13,418
BWX Technologies, Inc.	190	13,600
Honeywell International, Inc.	88	18,324
Raytheon Technologies Corp.	276	27,012
Vertiv Holdings Co. – Class A	961	23,796
Waste Management, Inc.	81	13,992
Other Securities (1)	1,663	144,474

Total Industrials		254,616

Information Technology – 24.85%
Adobe, Inc. (1)	38	18,778
Apple, Inc.	718	139,233
ASML Holding NV – Class REG	32	23,523
Broadcom, Inc.	23	20,366
Intuit, Inc.	47	21,734
Microsoft Corp.	525	178,876
NVIDIA Corp.	130	54,857
Oracle Corp.	241	28,678
Other Securities (1)	1,205	141,792

Total Information Technology		627,837

Materials – 4.93%
Air Products & Chemicals, Inc.	82	24,553
Axalta Coating Systems Ltd. (1)	393	12,892
CRH Plc – ADR	230	12,829
Other Securities (1)	1,269	74,368

Total Materials		124,642

Real Estate – 1.85%
VICI Properties, Inc. – Class A	481	15,112
Other Securities (1)	503	31,671

Total Real Estate		46,783

Utilities – 2.09%
Various Securities (1)	980	52,820

Total Utilities		52,820

Total Common Stocks (Cost: $2,105,484)		2,470,330

SHORT-TERM INVESTMENTS – 2.37%
Money Market Funds – 2.37%
Goldman Sachs Financial Square Government Fund – Class I, 5.02% (2)	59,767	59,767

Total Money Market Funds		59,767

Total Short-Term Investments (Cost: $59,767)		59,767

TOTAL INVESTMENTS IN SECURITIES – 100.15% (Cost: $2,165,251)		2,530,097
LIABILITIES IN EXCESS OF OTHER ASSETS – (0.15)%		(3,873)

TOTAL NET ASSETS – 100.00%		$2,526,224

The accompanying notes are an integral part of these financial statements.

72	Annual Report • June 30, 2023

Bridge Builder Tax Managed Large Cap Fund

Summary Schedule of Investments

June 30, 2023 (Continued)

(Amounts in thousands, except number of contracts)

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2023	73

Bridge Builder Small/Mid Cap Growth Fund

Summary Schedule of Investments

June 30, 2023

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.14%
Communication Services – 2.73%
Various Securities (1)	3,254	$194,003

Total Communication Services		194,003

Consumer Discretionary – 10.14%
Chipotle Mexican Grill, Inc. – Class A (1)	28	59,294
Deckers Outdoor Corp. (1)	82	43,004
Five Below, Inc. (1)	176	34,588
Other Securities (1)	10,898	584,889

Total Consumer Discretionary		721,775

Consumer Staples – 4.85%
Celsius Holdings, Inc. (1)	292	43,538
Lamb Weston Holdings, Inc.	323	37,160
Other Securities (1)(2)	4,049	264,169

Total Consumer Staples		344,867

Energy – 2.21%
Various Securities (1)	7,265	157,550

Total Energy		157,550

Financials – 8.86%
Arthur J. Gallagher & Co.	191	41,989
Everest Re Group Ltd.	143	48,827
Kinsale Capital Group, Inc.	101	37,817
Ryan Specialty Holdings, Inc. – Class A (1)	946	42,453
Toast, Inc. – Class A (1)	1,645	37,131
Tradeweb Markets, Inc. – Class A	961	65,774
Other Securities (1)	7,727	356,397

Total Financials		630,388

Healthcare – 21.28%
Agilent Technologies, Inc.	301	36,220
Argenx SE – ADR (1)	162	63,271
Cooper Companies, Inc.	93	35,634
DexCom, Inc. (1)	650	83,532
Edwards Lifesciences Corp. (1)	388	36,600
Exact Sciences Corp. (1)	498	46,723
Inspire Medical Systems, Inc. (1)	133	43,282
Repligen Corp. (1)	331	46,842
Shockwave Medical, Inc. (1)	144	41,023
Veeva Systems, Inc. – Class A (1)	599	118,473
West Pharmaceutical Services, Inc.	189	72,185
Other Securities (1)(2)(3)	17,536	889,920

Total Healthcare		1,513,705

Industrials – 19.36%
AMETEK, Inc.	348	56,335
Axon Enterprise, Inc. (1)	226	44,014
Builders FirstSource, Inc. (1)	273	37,163
Fortive Corp.	1,122	83,866
Hubbell, Inc. – Class B	117	38,835
Ingersoll Rand, Inc.	763	49,854
Nordson Corp.	139	34,497
Rockwell Automation, Inc.	186	61,242
Saia, Inc. (1)	120	40,929

	Shares (000s)	Value (000s)
Toro Co.	364	$37,016
Verisk Analytics, Inc. – Class A	199	44,997
Other Securities (1)	11,958	849,133

Total Industrials		1,377,881

Information Technology – 25.19%
Arista Networks, Inc. (1)	383	61,994
Atlassian Corp. – Class A (1)	276	46,373
Axcelis Technologies, Inc. (1)	209	38,260
HubSpot, Inc. (1)	143	76,280
Lattice Semiconductor Corp. (1)	962	92,391
MongoDB, Inc. – Class A (1)	154	63,132
Monolithic Power Systems, Inc.	91	48,891
Okta, Inc. – Class A (1)	577	40,042
ON Semiconductor Corp. (1)	972	91,901
Palo Alto Networks, Inc. (1)	163	41,669
Pure Storage, Inc. – Class A (1)	1,287	47,376
Super Micro Computer, Inc. (1)	184	45,795
Synopsys, Inc. (1)	152	66,336
Tyler Technologies, Inc. (1)	106	44,114
Workday, Inc. – Class A (1)	235	53,084
Zscaler, Inc. (1)	463	67,695
Other Securities (1)	12,310	866,785

Total Information Technology		1,792,118

Materials – 1.34%
Various Securities (1)	2,165	95,696

Total Materials		95,696

Real Estate – 1.11%
CoStar Group, Inc. (1)	404	35,984
Other Securities (1)	1,214	43,356

Total Real Estate		79,340

Utilities – 0.07%
Various Securities (1)	156	5,088

Total Utilities		5,088

Total Common Stocks (Cost: $5,488,790)		6,912,411

SHORT-TERM INVESTMENTS – 2.98%
Money Market Funds – 2.94%
Goldman Sachs Financial Square Government Fund – Class I, 5.02% (4)	209,776	209,776

Total Money Market Funds		209,776

The accompanying notes are an integral part of these financial statements.

74	Annual Report • June 30, 2023

Bridge Builder Small/Mid Cap Growth Fund

Summary Schedule of Investments

June 30, 2023 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.04%
ANZ, London, 4.57% due 07/03/2023	$362	$362
Citibank, New York, 4.57% due 07/03/2023	479	479
JP Morgan, New York, 4.57% due 07/03/2023	1,637	1,637
Sumitomo Trust Bank, London, 4.57% due 07/03/2023	80	80

Total Time Deposits		2,558

Total Short-Term Investments (Cost: $212,334)		212,334

TOTAL INVESTMENTS IN SECURITIES – 100.12% (Cost: $5,701,124)		7,124,745
LIABILITIES IN EXCESS OF OTHER ASSETS – (0.12)%		(8,399)

TOTAL NET ASSETS – 100.00%		$7,116,346

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Includes securities that are categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $13, which represents 0.00% of total net assets.

(3)	Includes securities that are restricted at June 30, 2023. The value of these securities totals $0, which represents 0.00% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
13	E-mini Russell 2000 Future	Sep. 2023	$1,192	$1,236	$44
4	S&P 500 E-mini Future	Sep. 2023	878	898	20
1	S&P MidCap 400 E-mini Future	Sep. 2023	254	265	11

					$75

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2023	75

Bridge Builder Small/Mid Cap Value Fund

Summary Schedule of Investments

June 30, 2023

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 96.92%
Communication Services – 1.41%
Nexstar Media Group, Inc. – Class A	137	$22,867
Other Securities (1)(2)	3,794	72,587

Total Communication Services		95,454

Consumer Discretionary – 12.12%
AutoZone, Inc. (1)	23	58,078
NVR, Inc. (1)	5	33,201
Red Rock Resorts, Inc. – Class A	643	30,088
Other Securities (1)	17,232	699,665

Total Consumer Discretionary		821,032

Consumer Staples – 4.09%
Church & Dwight Co., Inc.	266	26,646
Lancaster Colony Corp.	134	27,036
Performance Food Group Co. (1)	482	29,064
Post Holdings, Inc. (1)	252	21,813
Other Securities (1)	4,652	172,772

Total Consumer Staples		277,331

Energy – 5.20%
Matador Resources Co.	481	25,182
Other Securities (1)	11,064	326,750

Total Energy		351,932

Financials – 17.76%
Allstate Corp.	385	41,989
American International Group, Inc.	484	27,835
Ameriprise Financial, Inc.	133	44,171
Arthur J. Gallagher & Co.	188	41,258
Discover Financial Services	226	26,419
FactSet Research Systems, Inc.	82	32,681
Hartford Financial Services Group, Inc.	315	22,710
Nasdaq, Inc.	607	30,242
Other Securities (1)	32,111	935,283

Total Financials		1,202,588

Healthcare – 8.19%
AmerisourceBergen Corp. – Class A	405	77,955
ICON Plc (1)	128	32,047
IQVIA Holdings, Inc. (1)	131	29,430
Other Securities (1)(2)(3)	12,131	415,225

Total Healthcare		554,657

Industrials – 20.92%
Alaska Air Group, Inc. (1)	425	22,591
Allegion Plc	187	22,450
AMETEK, Inc.	333	53,924
CACI International, Inc. – Class A (1)	119	40,495
Dover Corp.	166	24,452
Esab Corp.	436	29,019
Howmet Aerospace, Inc.	455	22,575
MAXIMUS, Inc.	350	29,543
nVent Electric Plc	602	31,095
Otis Worldwide Corp.	356	31,685
Parker-Hannifin Corp.	131	51,015
Regal Rexnord Corp.	177	27,183
Republic Services, Inc. – Class A	329	50,327
Textron, Inc.	389	26,330

	Shares (000s)	Value (000s)
Timken Co.	253	$23,160
WESCO International, Inc.	241	43,205
Other Securities (1)	18,843	887,028

Total Industrials		1,416,077

Information Technology – 8.63%
Check Point Software Technologies Ltd. (1)	228	28,701
Motorola Solutions, Inc.	132	38,857
Tyler Technologies, Inc. (1)	84	34,927
Other Securities (1)	10,900	482,183

Total Information Technology		584,668

Materials – 7.00%
Avient Corp.	572	23,404
Axalta Coating Systems Ltd. (1)	855	28,048
Element Solutions, Inc.	1,093	20,990
Vulcan Materials Co.	113	25,559
Other Securities (1)(2)	9,385	376,085

Total Materials		474,086

Real Estate – 6.18%
Various Securities (1)	18,067	418,598

Total Real Estate		418,598

Utilities – 5.42%
Alliant Energy Corp.	524	27,523
Ameren Corp.	326	26,612
CenterPoint Energy, Inc.	920	26,827
CMS Energy Corp.	459	26,937
Evergy, Inc.	457	26,717
Vistra Corp.	1,253	32,899
WEC Energy Group, Inc.	308	27,196
Other Securities (1)	3,256	172,644

Total Utilities		367,355

Total Common Stocks (Cost: $5,141,057)		6,563,778

EXCHANGE TRADED FUNDS – 0.42%
iShares Russell Mid-Capital Value ETF	260	28,513

Total Exchange Traded Funds (Cost: $29,658)		28,513

SHORT-TERM INVESTMENTS – 3.16%
Money Market Funds – 3.12%
Goldman Sachs Financial Square Government Fund – Class I, 5.02% (4)	211,376	211,376

Total Money Market Funds		211,376

The accompanying notes are an integral part of these financial statements.

76	Annual Report • June 30, 2023

Bridge Builder Small/Mid Cap Value Fund

Summary Schedule of Investments

June 30, 2023 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.04%
ANZ, London, 4.57% due 07/03/2023		$845	$845
Brown Brothers Harriman, 2.47% due 07/03/2023 (5)	SEK	0	0
JP Morgan, New York, 4.57% due 07/03/2023		$1,717	1,717
Sumitomo, Tokyo, 4.57% due 07/03/2023		321	321

Total Time Deposits			2,883

Total Short-Term Investments (Cost: $214,259)			214,259

TOTAL INVESTMENTS IN SECURITIES – 100.50% (Cost: $5,384,974)			6,806,550
LIABILITIES IN EXCESS OF OTHER ASSETS –(0.50)%			(34,061)

TOTAL NET ASSETS – 100.00%			$6,772,489

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

SEK Swedish Krona

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Includes securities that are categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $7, which represents 0.00% of total net assets.

(3)	Includes securities that are restricted at June 30, 2023. The value of these securities totals $0, which represents 0.00% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

(5)	A zero balance may reflect actual amounts rounding to less than one thousand.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
38	E-mini Russell 2000 Future	Sep. 2023	$3,528	$3,617	$89
6	S&P 500 E-mini Future	Sep. 2023	1,313	1,347	34

					$123

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2023	77

Bridge Builder Tax Managed Small/Mid Cap Fund

Summary Schedule of Investments

June 30, 2023

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.02%
Communication Services – 2.32%
Nexstar Media Group, Inc. – Class A	20	$3,319
Other Securities (1)	504	15,990

Total Communication Services		19,309

Consumer Discretionary – 11.80%
Floor & Decor Holdings, Inc. – Class A (1)	34	3,513
Fox Factory Holding Corp. (1)	33	3,578
LKQ Corp.	90	5,257
Pool Corp.	12	4,460
Tractor Supply Co.	20	4,324
Other Securities (1)	1,411	77,254

Total Consumer Discretionary		98,386

Consumer Staples – 3.40%
Church & Dwight Co., Inc.	64	6,429
Keurig Dr Pepper, Inc.	111	3,460
Reynolds Consumer Products, Inc.	133	3,746
Other Securities (1)	424	14,685

Total Consumer Staples		28,320

Energy – 4.50%
Various Securities (1)	1,197	37,499

Total Energy		37,499

Financials – 13.08%
Allstate Corp.	31	3,401
Annaly Capital Management, Inc.	167	3,348
Arch Capital Group Ltd. (1)	75	5,607
Brown & Brown, Inc.	59	4,097
Euronet Worldwide, Inc. (1)	31	3,605
First Citizens BancShares, Inc. – Class A	3	3,254
RLI Corp.	24	3,222
Other Securities (1)	2,411	82,492

Total Financials		109,026

Healthcare – 12.60%
Alcon, Inc.	49	4,045
Bio-Techne Corp.	60	4,873
Charles River Laboratories International, Inc. (1)	19	4,045
ICON Plc (1)	13	3,159
West Pharmaceutical Services, Inc.	11	4,212
Other Securities (1)(2)(3)	1,878	84,708

Total Healthcare		105,042

Industrials – 23.36%
AerCap Holdings NV (1)	85	5,415
Carlisle Companies, Inc.	17	4,458
Graco, Inc.	43	3,748
Jacobs Solutions, Inc.	40	4,738
Knight-Swift Transportation Holdings, Inc. – Class A	63	3,525
Lincoln Electric Holdings, Inc.	26	5,232
MasTec, Inc. (1)	56	6,643
Nordson Corp.	22	5,442
Quanta Services, Inc.	21	4,204
RBC Bearings, Inc. (1)	21	4,629
Republic Services, Inc. – Class A	36	5,472
Tetra Tech, Inc.	30	4,929
Timken Co.	37	3,347

	Shares (000s)	Value (000s)
Toro Co.	61	$6,215
Valmont Industries, Inc.	14	4,138
Vertiv Holdings Co. – Class A	138	3,423
Watsco, Inc.	11	4,351
Other Securities (1)	2,082	114,803

Total Industrials		194,712

Information Technology – 15.52%
Amdocs Ltd.	49	4,839
Entegris, Inc.	36	3,955
Fair Isaac Corp. (1)	6	4,469
Lattice Semiconductor Corp. (1)	93	8,962
MKS Instruments, Inc.	36	3,906
Synopsys, Inc. (1)	10	4,445
Other Securities (1)	1,661	98,733

Total Information Technology		129,309

Materials – 4.22%
Eagle Materials, Inc.	20	3,761
Huntsman Corp.	131	3,534
Vulcan Materials Co.	25	5,534
Other Securities (1)	448	22,335

Total Materials		35,164

Real Estate – 3.93%
CBRE Group, Inc. – Class A (1)	52	4,223
Other Securities (1)	1,064	28,518

Total Real Estate		32,741

Utilities – 2.29%
American Electric Power Co., Inc.	40	3,366
FirstEnergy Corp.	86	3,334
Other Securities (1)	183	12,402

Total Utilities		19,102

Total Common Stocks (Cost: $708,464)		808,610

SHORT-TERM INVESTMENTS – 2.61%
Money Market Funds – 2.59%
Goldman Sachs Financial Square Government Fund – Class I, 5.02% (4)	21,587	21,587

Total Money Market Funds		21,587

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.02%
ANZ, London, 4.57% due 07/03/2023	$156	156

Total Time Deposits		156

Total Short-Term Investments (Cost: $21,743)		21,743

TOTAL INVESTMENTS IN SECURITIES – 99.63% (Cost: $730,207)		830,353
OTHER ASSETS IN EXCESS OF LIABILITIES –0.37%		3,078

TOTAL NET ASSETS – 100.00%		$833,431

The accompanying notes are an integral part of these financial statements.

78	Annual Report • June 30, 2023

Bridge Builder Tax Managed Small/Mid Cap Fund

Summary Schedule of Investments

June 30, 2023 (Continued)

(Amounts in thousands, except number of contracts)

Percentages are stated as a percent of net assets.

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Includes securities that are categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $0, which represents 0.00% of total net assets.

(3)	Includes securities that are restricted at June 30, 2023. The value of these securities totals $0, which represents 0.00% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2023	79

Bridge Builder International Equity Fund

Summary Schedule of Investments

June 30, 2023

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.93%
Communication Services – 4.14%
WPP Plc	12,588	$131,948
Other Securities (1)(2)	168,695	547,835

Total Communication Services		679,783

Consumer Discretionary – 14.04%
Cie Financiere Richemont SA	777	132,044
Compass Group Plc	3,264	91,402
Ferrari NV	351	114,869
Honda Motor Co. Ltd.	4,298	130,209
LVMH Moet Hennessy Louis Vuitton SE	167	157,526
Sony Group Corp.	1,821	164,356
Other Securities (1)(2)	112,584	1,513,255

Total Consumer Discretionary		2,303,661

Consumer Staples – 9.08%
Imperial Brands Plc	5,904	130,675
Nestle SA	706	84,931
Tesco Plc	52,309	165,012
Other Securities (1)(2)(3)(4)	211,478	1,109,376

Total Consumer Staples		1,489,994

Energy – 3.71%
BP Plc	31,697	184,554
Shell Plc	7,753	232,164
Other Securities (2)	16,054	192,157

Total Energy		608,875

Financials – 16.97%
Adyen NV (1)(2)	90	155,055
AIA Group Ltd.	13,291	134,990
Allianz SE	552	128,516
Aon Plc – Class A	271	93,656
Banco Santander SA	41,559	153,856
Lloyds Banking Group Plc	267,899	148,509
Tokio Marine Holdings, Inc.	3,884	89,538
United Overseas Bank Ltd.	10,309	213,928
Other Securities (1)(2)	178,009	1,665,076

Total Financials		2,783,124

Healthcare – 13.56%
AstraZeneca Plc	594	85,084
GSK Plc	7,493	132,788
Koninklijke Philips NV	9,362	202,856
Mettler-Toledo International, Inc. (2)	84	110,092
Novartis AG	1,484	149,585
Novo Nordisk – Class B	1,315	212,438
Roche Holding AG	417	127,443
Sanofi	1,928	207,528
Takeda Pharmaceutical Co. Ltd.	5,336	167,672
Other Securities (1)(2)	18,249	829,222

Total Healthcare		2,224,708

Industrials – 19.23%
Atlas Copco AB – Class A	8,400	121,270
Bouygues SA	4,053	136,144
Canadian Pacific Kansas City Ltd.	1,762	142,299
Cie de Saint-Gobain	1,652	100,609
CK Hutchison Holdings Ltd.	19,535	119,227

	Shares (000s)	Value (000s)
DSV	493	$103,598
Experian Plc	2,912	111,771
Hitachi Ltd.	1,986	123,495
Mitsubishi Electric Corp.	9,121	128,941
Schneider Electric SE	640	116,346
Secom Co. Ltd.	1,349	91,312
Toyota Industries Corp.	1,995	142,894
Other Securities (1)(2)	105,374	1,716,356

Total Industrials		3,154,262

Information Technology – 9.16%
ASML Holding NV	189	136,943
ASML Holding NV – Class REG	101	73,185
FUJIFILM Holdings Corp.	2,069	123,272
Keyence Corp.	251	119,104
Taiwan Semiconductor Manufacturing Co. Ltd.	3,160	58,373
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	1,287	129,850
Other Securities (2)	45,822	862,363

Total Information Technology		1,503,090

Materials – 4.93%
Covestro AG (1)(2)	1,728	89,906
Evonik Industries AG	5,113	97,433
Other Securities (2)(3)(4)	35,847	620,710

Total Materials		808,049

Real Estate – 0.27%
Various Securities (1)(2)	5,063	44,674

Total Real Estate		44,674

Utilities – 2.84%
Enel SpA	32,406	218,496
Snam SpA	24,451	127,787
SSE Plc	3,674	86,149
Other Securities (1)(2)	2,856	33,277

Total Utilities		465,709

Total Common Stocks (Cost: $14,443,231)		16,065,929

PREFERRED STOCKS – 0.33%
Consumer Discretionary – 0.32%
Various Securities (1)(2)	397	52,610

Total Consumer Discretionary		52,610

Consumer Staples – 0.01%
Various Securities	16	831

Total Consumer Staples		831

Healthcare – 0.00% (5)
Sartorius AG	1	474

Total Healthcare		474

Total Preferred Stocks (Cost: $75,616)		53,915

The accompanying notes are an integral part of these financial statements.

80	Annual Report • June 30, 2023

Bridge Builder International Equity Fund

Summary Schedule of Investments

June 30, 2023 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)		Value (000s)
SHORT-TERM INVESTMENTS – 1.56%
Money Market Funds – 1.39%
Goldman Sachs Financial Square Government Fund – Class I, 5.02% (6)		227,347	$227,347

Total Money Market Funds			227,347

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.17%
ANZ, Hong Kong, 3.02% due 07/03/2023	AUD	149	99
Brown Brothers Harriman, 2.22% due 07/03/2023	DKK	393	58
Brown Brothers Harriman, 2.47% due 07/03/2023	SEK	635	59
Brown Brothers Harriman, 2.85% due 07/03/2023	NOK	626	58
Brown Brothers Harriman, 4.15% due 07/03/2023	NZD	190	116
Brown Brothers Harriman, 6.42% due 07/03/2023(7)	ZAR	2	0
Citibank, London, 2.62% due 07/03/2023	EUR	1,189	1,298
HSBC, Hong Kong, 3.72% due 07/03/2023	HKD	2,995	382
HSBC, Singapore, 3.05% due 07/03/2023	SGD	74	55
JP Morgan, New York, 4.57% due 07/03/2023		$971	971
Royal Bank of Canada, Toronto, 3.79% due 07/04/2023(7)	CAD	0	0
Skandinaviska Enskilda Banken AB, Stockholm, 0.65% due 07/03/2023	CHF	24	27
Skandinaviska Enskilda Banken AB, Stockholm, 2.62% due 07/03/2023	EUR	673	735
Skandinaviska Enskilda Banken AB, Stockholm, 4.17% due 07/03/2023	GBP	1,325	1,683
Sumitomo Trust Bank, London, 4.57% due 07/03/2023		$483	483
Sumitomo, Tokyo, -0.37% due 07/03/2023		JPY 3,111,453	21,563
Sumitomo, Tokyo, 4.57% due 07/03/2023		$447	447

Total Time Deposits			28,034

Total Short-Term Investments (Cost: $255,381)			255,381

TOTAL INVESTMENTS IN SECURITIES – 99.82% (Cost: $14,774,228)			16,375,225
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.18%			28,959

TOTAL NET ASSETS – 100.00%			$16,404,184

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

ZAR South African Rand

(1)

Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $674,184, which represents 4.11% of total net assets.

(2)	Non-income producing security or includes securities that are non-income producing.

(3)	Includes securities that are categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $0, which represents 0.00% of total net assets.

(4)	Includes securities that are restricted at June 30, 2023. The value of these securities totals $0, which represents 0.00% of total net assets.

(5)	Amount calculated is less than 0.005%.

(6)	Represents annualized seven-day yield as of the close of the reporting period.

(7)	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2023	81

Bridge Builder International Equity Fund

Summary Schedule of Investments

June 30, 2023 (Continued)

(Amounts in thousands, except number of contracts)

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
41	Euro Stoxx 50 Future	Sep. 2023	EUR	1,784	$1,981	$34
14	FTSE 100 INDEX Future	Sep. 2023	GBP	1,063	1,341	(9)
7	TOPIX INDEX Future	Sep. 2023	JPY	155,149	1,110	35

						$60

Country	Percentages of Net Assets
Australia	2.03%
Austria	0.18
Belgium	0.30
Bermuda	0.40
Brazil	0.80
Canada	1.95
China	1.80
Denmark	2.86
Finland	0.60
France	8.82
Germany	5.91
Hong Kong	2.85
Hungary	0.04
India	1.51
Indonesia	0.04
Ireland	2.34
Isle of Man	0.03
Israel	0.03
Italy	3.76
Japan	19.38
Luxembourg	0.54
Mexico	0.24
Netherlands	6.25
New Zealand	0.32

Country (Continued)	Percentages of Net Assets
Norway	0.31%
Portugal	0.36
Singapore	1.83
South Africa	0.09
South Korea	0.37
Spain	1.70
Sweden	2.89
Switzerland	5.46
Taiwan	1.53
Thailand	0.02
United Kingdom	17.67
United States	2.68
Uruguay	0.37
Other (individually each country is less than 0.005%)	0.00

Total Country	98.26

SHORT-TERM INVESTMENTS	1.56

TOTAL INVESTMENTS IN SECURITIES	99.82
OTHER ASSETS IN EXCESS OF LIABILITIES	0.18

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

82	Annual Report • June 30, 2023

Bridge Builder Tax Managed International Equity Fund

Summary Schedule of Investments

June 30, 2023

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 96.07%
Communication Services – 2.04%
Various Securities (1)(2)	7,899	$23,209

Total Communication Services		23,209

Consumer Discretionary – 13.16%
Accor SA	206	7,673
Adidas AG	39	7,542
Cie Generale des Etablissements Michelin SCA	282	8,337
Compass Group Plc	479	13,416
Industria de Diseno Textil SA	272	10,555
LVMH Moet Hennessy Louis Vuitton SE	14	13,550
Other Securities (1)(2)	5,497	88,523

Total Consumer Discretionary		149,596

Consumer Staples – 8.84%
Alimentation Couche-Tard, Inc.	177	9,067
Diageo Plc	254	10,936
J Sainsbury Plc	2,348	8,025
L’Oreal SA	28	12,833
Nestle SA	163	19,628
Other Securities (2)	5,232	39,945

Total Consumer Staples		100,434

Energy – 2.73%
Shell Plc	330	9,950
Shell Plc – ADR	38	2,277
TotalEnergies SE	198	11,346
Other Securities (2)	494	7,408

Total Energy		30,981

Financials – 15.92%
AIA Group Ltd.	1,089	11,063
Amundi SA (1)	139	8,203
HSBC Holdings Plc	1,051	8,321
ING Groep NV	841	11,337
Prudential Plc	501	7,081
Other Securities (1)(2)	16,913	134,938

Total Financials		180,943

Healthcare – 15.60%
CSL Ltd.	45	8,317
Hoya Corp.	69	8,270
Koninklijke Philips NV	406	8,804
Novartis AG	137	13,801
Novo Nordisk – Class B	112	18,043
Roche Holding AG	67	20,408
Sanofi	136	14,652
Sysmex Corp.	106	7,268
Other Securities (1)(2)	1,577	77,721

Total Healthcare		177,284

Industrials – 16.01%
Canadian National Railway Co.	68	8,291
Daikin Industries Ltd.	52	10,738
Daimler Truck Holding AG	259	9,322
Experian Plc	201	7,709
FANUC Corp.	201	7,039
Komatsu Ltd.	317	8,583

	Shares (000s)	Value (000s)
Kone OYJ – Class B	149	$7,778
Randstad NV	140	7,402
Rexel SA	369	9,132
Siemens AG	67	11,241
SMC Corp.	16	9,004
Other Securities (1)(2)	3,382	85,720

Total Industrials		181,959

Information Technology – 11.46%
ASML Holding NV	25	18,339
Dassault Systemes SE	166	7,365
Hon Hai Precision Industry Co. Ltd.	2,053	7,464
Keyence Corp.	23	11,072
Murata Manufacturing Co. Ltd.	150	8,594
Samsung Electronics Co. Ltd.	135	7,416
SAP SE	103	14,070
Taiwan Semiconductor Manufacturing Co. Ltd.	372	6,872
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	93	9,428
Other Securities (2)	2,542	39,551

Total Information Technology		130,171

Materials – 7.51%
Air Liquide SA	70	12,558
BASF SE	159	7,744
Covestro AG (1)(2)	245	12,742
Shin-Etsu Chemical Co. Ltd.	288	9,609
Other Securities (2)	2,934	42,681

Total Materials		85,334

Real Estate – 0.68%
Various Securities (1)(2)	1,530	7,783

Total Real Estate		7,783

Utilities – 2.12%
Enel SpA	1,183	7,977
Other Securities (1)	1,680	16,091

Total Utilities		24,068

Total Common Stocks (Cost: $948,231)		1,091,762

PREFERRED STOCKS – 0.67%
Consumer Discretionary – 0.66%
Various Securities (1)(2)	59	7,535

Total Consumer Discretionary		7,535

Consumer Staples – 0.01%
Henkel AG & Co. KGaA	1	63

Total Consumer Staples		63

Total Preferred Stocks (Cost: $7,520)		7,598

SHORT-TERM INVESTMENTS – 3.19%
Money Market Funds – 2.97%
Goldman Sachs Financial Square Government Fund – Class I, 5.02%(3)	33,739	33,739

Total Money Market Funds		33,739

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2023	83

Bridge Builder Tax Managed International Equity Fund

Summary Schedule of Investments

June 30, 2023 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.22%
ANZ, Hong Kong, 3.02% due 07/03/2023	AUD	36	$24
Brown Brothers Harriman, 2.22% due 07/03/2023(4)	DKK	0	0
Brown Brothers Harriman, 2.47% due 07/03/2023(4)	SEK	3	0
Brown Brothers Harriman, 2.85% due 07/03/2023	NOK	3,252	303
Brown Brothers Harriman, 4.15% due 07/03/2023(4)	NZD	0	0
HSBC, Hong Kong, 3.72% due 07/03/2023	HKD	691	88
HSBC, Singapore, 3.05% due 07/03/2023	SGD	14	11
Royal Bank of Canada, Toronto, 3.79% due 07/04/2023	CAD	110	83
Skandinaviska Enskilda Banken AB, Stockholm, 0.65% due 07/03/2023	CHF	1	1
Skandinaviska Enskilda Banken AB, Stockholm, 2.62% due 07/03/2023	EUR	344	376
Skandinaviska Enskilda Banken AB, Stockholm, 4.17% due 07/03/2023	GBP	228	289
Sumitomo, Tokyo, -0.37% due 07/03/2023	JPY	192,244	1,333

Total Time Deposits			2,508

Total Short-Term Investments (Cost: $36,247)			36,247

TOTAL INVESTMENTS IN SECURITIES – 99.93% (Cost: $991,998)			1,135,607
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.07%			759

TOTAL NET ASSETS – 100.00%			$1,136,366

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

(1)

Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $30,896, which represents 2.72% of total net assets.

(2)	Non-income producing security or includes securities that are non-income producing.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

(4)	A zero balance may reflect actual amounts rounding to less than one thousand.

Country	Percentages of Net Assets
Australia	3.16%
Austria	0.15
Belgium	0.16
Brazil	0.76
Canada	3.00
Chile	0.15
China	1.00
Denmark	3.44
Finland	1.70
France	13.08
Germany	9.39
Hong Kong	3.05
Hungary	0.09
Ireland	1.19
Israel	0.11
Italy	1.80
Japan	19.33
Luxembourg	0.48
Netherlands	5.73

Country (Continued)	Percentages of Net Assets
New Zealand	0.03%
Norway	0.82
Portugal	0.03
Singapore	0.84
South Korea	0.93
Spain	2.12
Sweden	1.26
Switzerland	8.83
Taiwan	2.12
United Kingdom	11.46
United States	0.53

Total Country	96.74

SHORT-TERM INVESTMENTS	3.19

TOTAL INVESTMENTS IN SECURITIES	99.93
OTHER ASSETS IN EXCESS OF LIABILITIES	0.07

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

84	Annual Report • June 30, 2023

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

June 30, 2023

(Amounts in thousands, except per share amounts)

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Municipal High-Income Bond Fund
Assets
Investments, at value (1)	$16,787,456	$32,900,266	$11,609,366	$2,370,447
Cash and cash equivalents	17	6,623	12	2
Over-the-counter credit default swap contracts, at value	—	350	—	—
Over-the-counter interest rate swap contracts, at value	—	440	—	—
Receivable for investments sold	183,999	1,422,089	579	4,632
Receivable for fund shares sold	24,619	54,051	43,413	8,417
Unrealized appreciation on forward foreign currency exchange contracts	—	29,113	—	—
Dividend and interest receivable	101,760	186,180	130,436	29,832
Tax reclaim receivable	—	43	—	—
Deposits at broker for futures contracts	—	26,233	—	—
Variation margin on futures contracts	6,158	38,106	4,174	70
Deposits at broker for centrally cleared swap contracts	—	55,618	—	—
Variation margin on centrally cleared swap contracts	—	23,053	—	—
Deposits at broker for TBA commitments	1,889	18,872	—	—
Prepaid expenses and other assets	98	159	98	683
Total Assets	17,105,996	34,761,196	11,788,078	2,414,083

Liabilities
TBA sale commitments, at value (2)	—	256,699	—	—
Over-the-counter credit default swap contracts, at value	—	829	—	—
Over-the-counter interest rate swap contracts, at value	—	53	—	—
Due to broker for centrally cleared swap contracts	—	411	—	—
Due to broker for forward foreign currency exchange contracts	—	21,042	—	—
Due to broker for TBA commitments	—	790	—	—
Payable for investments purchased	661,167	4,206,832	69,692	9,696
Payable for fund shares redeemed	10,960	19,778	9,077	2,043
Payable for swap contracts	—	573	—	—
Interest payable	26	1,048	—	—
Payable for foreign currency transactions	—	90	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	20,295	—	—
Unrealized depreciation on unfunded loan commitments	—	2	—	—
Payable to Sub-advisers for Investment Advisory Fee	1,404	3,161	1,093	274
Payable to Trustees	8	14	5	1
Accrued expenses and other liabilities	1,191	4,962	621	4,541
Total Liabilities	674,756	4,536,579	80,488	16,555
Net Assets	$16,431,240	$30,224,617	$11,707,590	$2,397,528

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$18,913,269	$35,335,684	$12,208,648	$2,413,375
Total distributable earnings/(loss)	(2,482,029)	(5,111,067)	(501,058)	(15,847)
Net Assets	$16,431,240	$30,224,617	$11,707,590	$2,397,528
Net Assets	$16,431,240	$30,224,617	$11,707,590	$2,397,528
Shares Outstanding	1,847,932	3,440,557	1,194,640	241,940
Net Asset Value	$8.89	$8.78	$9.80	$9.91

(1) Cost of investments	18,380,624	35,319,899	11,908,000	2,386,270
(2) Proceeds from TBA sale commitments	—	(257,601)	—	—

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2023	85

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

June 30, 2023 (Continued)

(Amounts in thousands, except per share amounts)

	Bridge Builder Large Cap Growth Fund	Bridge Builder Large Cap Value Fund	Bridge Builder Tax Managed Large Cap Fund	Bridge Builder Small/Mid Cap Growth Fund
Assets
Investments, at value (1)	$22,834,812	$17,035,458	$2,530,097	$7,124,745
Cash and cash equivalents	3	18	9	11
Receivable for foreign currency transactions	—	19	—	—
Receivable for investments sold	24,112	27,839	—	9,115
Receivable for fund shares sold	33,157	27,369	9,690	11,702
Dividend and interest receivable	8,582	29,576	2,241	2,107
Tax reclaim receivable	642	2,423	40	19
Variation margin on futures contracts	713	317	—	172
Prepaid expenses and other assets	107	142	213	35
Total Assets	22,902,128	17,123,161	2,542,290	7,147,906

Liabilities
Payable for investments purchased	13,823	54,594	12,546	23,564
Payable for fund shares redeemed	24,228	12,377	2,738	5,788
Payable to Advisor	—	—	48	—
Payable to Sub-advisers for Investment Advisory Fee	3,165	2,993	468	1,977
Payable to Trustees	12	7	1	3
Accrued expenses and other liabilities	781	440	265	228
Total Liabilities	42,009	70,411	16,066	31,560
Net Assets	$22,860,119	$17,052,750	$2,526,224	$7,116,346

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$16,608,214	$12,300,237	$2,197,315	$6,470,837
Total distributable earnings/(loss)	6,251,905	4,752,513	328,909	645,509
Net Assets	$22,860,119	$17,052,750	$2,526,224	$7,116,346
Net Assets	$22,860,119	$17,052,750	$2,526,224	$7,116,346
Shares Outstanding	1,112,706	1,080,442	228,526	531,498
Net Asset Value	$20.54	$15.78	$11.05	$13.39

(1) Cost of investments	16,081,459	12,595,101	2,165,251	5,701,124

The accompanying notes are an integral part of these financial statements.

86	Annual Report • June 30, 2023

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

June 30, 2023 (Continued)

(Amounts in thousands, except per share amounts)

	Bridge Builder Small/Mid Cap Value Fund	Bridge Builder Tax Managed Small/Mid Cap Fund	Bridge Builder International Equity Fund	Bridge Builder Tax Managed International Equity Fund
Assets
Investments, at value (1)	$6,806,550	$830,353	$16,375,225	$1,135,607
Cash and cash equivalents	13	4	235	452
Receivable for foreign currency transactions	—	—	68	15
Receivable for investments sold	8,948	—	6,753	—
Receivable for fund shares sold	11,199	3,443	27,183	5,377
Dividend and interest receivable	8,979	854	31,662	1,702
Tax reclaim receivable	21	2	36,884	1,293
Variation margin on futures contracts	356	—	307	—
Prepaid expenses and other assets	49	101	42	130
Total Assets	6,836,115	834,757	16,478,359	1,144,576

Liabilities
Payable for investments purchased	56,547	156	47,922	6,645
Payable for fund shares redeemed	4,600	745	11,992	1,017
Foreign withholding tax payable	—	—	7,625	—
Payable to Advisor	—	49	—	59
Payable to Sub-advisers for Investment Advisory Fee	2,048	257	4,360	309
Payable to Trustees	3	1	10	1
Accrued expenses and other liabilities	428	118	2,266	179
Total Liabilities	63,626	1,326	74,175	8,210
Net Assets	$6,772,489	$833,431	$16,404,184	$1,136,366

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$5,326,018	$766,718	$14,974,150	$990,457
Total distributable earnings/(loss)	1,446,471	66,713	1,430,034	145,909
Net Assets	$6,772,489	$833,431	$16,404,184	$1,136,366
Net Assets	$6,772,489	$833,431	$16,404,184	$1,136,366
Shares Outstanding	519,776	77,205	1,356,688	104,627
Net Asset Value	$13.03	$10.80	$12.09	$10.86

(1) Cost of investments	5,384,974	730,207	14,774,228	991,998

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2023	87

Bridge Builder Mutual Funds

Statements of Operations

Year Ended June 30, 2023

(Amounts in thousands)

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Municipal High-Income Bond Fund**
Investment Income
Dividend income	$19,016	$29,766	$12,237	$186
Less: Foreign taxes withheld and issuance fees	—	(79)	—	—
Interest	555,891	1,121,098	330,188	21,430
Less: Foreign taxes withheld*	(9)	(0)	—	—
Other Income*	1	259	0	—
Total investment income	574,899	1,151,044	342,425	21,616
Expenses
Investment advisory fee	52,203	106,446	42,022	1,669
Professional fees	406	722	306	70
Administration fee	10	10	10	2
Fund accounting fees	1,096	1,674	929	2
Transfer agent fees and expenses	33	40	34	1
Trustees fees and expenses	262	471	191	10
Printing and mailing expense	54	218	9	3
Custody fees	386	796	153	18
Insurance expense	93	172	67	2
Interest expense	—	4,811	—	—
Registration fees	334	575	576	301
Other expenses	195	379	124	40
Total expenses before fee waivers	55,072	116,314	44,421	2,118
Fee waivers and/or expense reimbursements by Adviser	(34,663)	(67,264)	(27,443)	(1,045)
Net expenses	20,409	49,050	16,978	1,073
Net Investment Income	554,490	1,101,994	325,447	20,543

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) on:
Investments	(430,334)	(1,220,356)	(282,821)	(85)
TBA sale commitments	2,650	14,089	—	—
Forward foreign currency exchange contracts	—	37,719	—	—
Foreign currency transactions	—	1,871	—	—
Futures contracts	(56,960)	(211,216)	15,656	(8)
Swap contracts	—	(24,968)	—	—
Net realized gain/(loss)	(484,644)	(1,402,861)	(267,165)	(93)
Net change in net unrealized appreciation/(depreciation) on:
Investments	(146,959)	339,608	345,608	(15,823)
TBA sale commitments	49	2,218	—	—
Forward foreign currency exchange contracts	—	(2,775)	—	—
Foreign currency transactions*	0	1,487	—	—
Futures contracts	(3,203)	(43,660)	(1,860)	—
Swap contracts	—	43,163	—	—
Unfunded loan commitments	—	19	—	—
Net change in unrealized appreciation/(depreciation)	(150,113)	340,060	343,748	(15,823)
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	(634,757)	(1,062,801)	76,583	(15,916)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(80,267)	$39,193	$402,030	$4,627

*	A zero balance may reflect actual amounts rounding to less than one thousand.
**	Fund inception date was April 13, 2023.

The accompanying notes are an integral part of these financial statements.

88	Annual Report • June 30, 2023

Bridge Builder Mutual Funds

Statements of Operations

Year Ended June 30, 2023 (Continued)

(Amounts in thousands)

	Bridge Builder Large Cap Growth Fund	Bridge Builder Large Cap Value Fund	Bridge Builder Tax Managed Large Cap Fund	Bridge Builder Small/Mid Cap Growth Fund
Investment Income
Dividend income	$201,017	$379,842	$25,541	$37,460
Less: Foreign taxes withheld and issuance fees	(584)	(3,650)	(62)	(89)
Interest	130	183	88	138
Less: Foreign taxes withheld	—	—	—	—
Other Income*	1	1	0	1
Total investment income	200,564	376,376	25,567	37,510
Expenses
Investment advisory fee	82,478	72,211	6,703	38,431
Professional fees	391	362	74	168
Administration fee	10	11	10	10
Fund accounting fees	688	613	81	248
Recoupment expense	—	—	48	—
Transfer agent fees and expenses	38	35	32	31
Trustee fees and expenses	322	266	33	104
Printing and mailing expense	178	139	26	43
Custody fees	202	252	30	137
Insurance expense	103	89	9	32
Registration fees	731	364	504	409
Other expenses	193	177	107	62
Total expenses before fee waivers	85,334	74,519	7,657	39,675
Fee waivers by Adviser	(49,578)	(36,347)	(3,094)	(17,136)
Net expenses	35,756	38,172	4,563	22,539
Net Investment Income	164,808	338,204	21,004	14,971

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) on:
Investments	(410,384)	580,297	(50,688)	(339,116)
Foreign currency transactions	317	(118)	—	—
Futures contracts	2,495	260	—	181
Net realized gain/(loss)	(407,572)	580,439	(50,688)	(338,935)
Net change in net unrealized appreciation/(depreciation) on:
Investments	4,112,297	1,212,562	374,398	1,238,201
Foreign currency transactions	9	200	—	—
Futures contracts	348	206	—	133
Net change in unrealized appreciation/(depreciation)	4,112,654	1,212,968	374,398	1,238,334
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	3,705,082	1,793,407	323,710	899,399
Net Increase/(Decrease) in Net Assets Resulting from Operations	$3,869,890	$2,131,611	$344,714	$914,370

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2023	89

Bridge Builder Mutual Funds

Statements of Operations

Year Ended June 30, 2023 (Continued)

(Amounts in thousands)

	Bridge Builder Small/Mid Cap Value Fund	Bridge Builder Tax Managed Small/Mid Cap Fund	Bridge Builder International Equity Fund	Bridge Builder Tax Managed International Equity Fund
Investment Income
Dividend income	$120,576	$7,728	$454,836	$26,744
Less: Foreign taxes withheld and issuance fees	(235)	(15)	(39,198)	(2,998)
Interest	162	58	241	67
Less: Foreign taxes withheld	—	—	—	—
Other Income*	0	0	212	5
Total investment income	120,503	7,771	416,091	23,818
Expenses
Investment advisory fee	39,766	3,299	88,981	4,128
Professional fees	181	56	336	63
Administration fee	10	10	10	10
Fund accounting fees	261	47	662	89
Recoupment expense	—	49	—	59
Transfer agent fees and expenses	30	31	34	31
Trustee fees and expenses	104	13	252	17
Printing and mailing expense	11	10	154	14
Custody fees	194	28	1,954	210
Insurance expense	35	3	82	4
Registration fees	288	290	347	326
Other expenses	67	93	576	100
Total expenses before fee waivers	40,947	3,929	93,388	5,051
Fee waivers by Adviser	(15,880)	(1,255)	(39,996)	(1,804)
Net expenses	25,067	2,674	53,392	3,247
Net Investment Income	95,436	5,097	362,699	20,571

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) on:
Investments	94,496	(36,783)	(237,359)	(12,838)
Foreign currency transactions	1	—	(2,821)	(2,852)
Futures contracts	112	—	842	—
Net realized gain/(loss)	94,609	(36,783)	(239,338)	(15,690)
Net change in net unrealized appreciation/(depreciation) on:
Investments	527,067	107,173	2,329,826	153,067
Foreign currency transactions*	0	—	2,447	48
Futures contracts	245	—	122	—
Net change in unrealized appreciation/(depreciation)	527,312	107,173	2,332,395	153,115
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	621,921	70,390	2,093,057	137,425
Net Increase/(Decrease) in Net Assets Resulting from Operations	$717,357	$75,487	$2,455,756	$157,996

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

90	Annual Report • June 30, 2023

Bridge Builder Mutual Funds

Statements of Changes in Net Assets

(Amounts in thousands)

	Bridge Builder Core Bond Fund		Bridge Builder Core Plus Bond Fund
	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2023	Year Ended June 30, 2022
Operations
Net investment income	$554,490	$385,598	$1,101,994	$664,410
Net realized gain/(loss)	(484,644)	(284,886)	(1,402,861)	(849,510)
Net change in unrealized appreciation/(depreciation)	(150,113)	(2,084,454)	340,060	(3,516,779)
Net increase/(decrease) in net assets resulting from operations	(80,267)	(1,983,742)	39,193	(3,701,879)
Distributions to Shareholders
From distributable earnings	(560,827)	(441,022)	(1,203,781)	(814,204)
Total distributions	(560,827)	(441,022)	(1,203,781)	(814,204)
Capital Transactions
Proceeds from shares sold	2,266,879	3,161,843	5,043,568	5,882,428
Reinvestment of dividends	560,827	441,022	1,203,781	814,204
Cost of shares redeemed	(2,859,892)	(1,964,432)	(6,192,113)	(3,536,432)
Net increase/(decrease) from capital transactions	(32,186)	1,638,433	55,236	3,160,200
Net increase/(decrease) in net assets	(673,280)	(786,331)	(1,109,352)	(1,355,883)
Net Assets
Beginning of period	17,104,520	17,890,851	31,333,969	32,689,852
End of period	$16,431,240	$17,104,520	$30,224,617	$31,333,969

Change in Shares Outstanding
Shares outstanding, beginning of period	1,853,648	1,696,403	3,442,151	3,134,557
Shares sold	252,548	311,473	568,295	585,917
Shares issued to holders in reinvestments of dividends	62,680	43,810	136,397	81,629
Shares redeemed	(320,944)	(198,038)	(706,286)	(359,952)
Shares outstanding, end of period	1,847,932	1,853,648	3,440,557	3,442,151

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2023	91

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder Municipal Bond Fund		Bridge Builder Municipal High-Income Bond Fund
	Year Ended June 30, 2023	Year Ended June 30, 2022	Period Ended June 30, 2023*
Operations
Net investment income	$325,447	$209,596	$20,543
Net realized gain/(loss)	(267,165)	(47,452)	(93)
Net change in unrealized appreciation/(depreciation)	343,748	(1,056,789)	(15,823)
Net increase/(decrease) in net assets resulting from operations	402,030	(894,645)	4,627
Distributions to Shareholders
From distributable earnings	(324,381)	(209,403)	(20,474)
Total distributions	(324,381)	(209,403)	(20,474)
Capital Transactions
Proceeds from shares sold	5,041,104	3,708,759	2,466,633
Reinvestment of dividends	324,381	209,403	20,474
Cost of shares redeemed	(4,548,667)	(1,889,846)	(73,732)
Net increase/(decrease) from capital transactions	816,818	2,028,316	2,413,375
Net increase/(decrease) in net assets	894,467	924,268	2,397,528
Net Assets
Beginning of period	10,813,123	9,888,855	—
End of period	$11,707,590	$10,813,123	$2,397,528

Change in Shares Outstanding
Shares outstanding, beginning of period	1,106,061	914,906	—
Shares sold	519,606	355,673	247,312
Shares issued to holders in reinvestments of dividends	33,310	20,166	2,071
Shares redeemed	(464,337)	(184,684)	(7,443)
Shares outstanding, end of period	1,194,640	1,106,061	241,940

*	Fund inception date was April 13, 2023.

The accompanying notes are an integral part of these financial statements.

92	Annual Report • June 30, 2023

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder Large Cap Growth Fund		Bridge Builder Large Cap Value Fund
	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2023	Year Ended June 30, 2022
Operations
Net investment income	$164,808	$105,943	$338,204	$320,965
Net realized gain/(loss)	(407,572)	259,642	580,439	1,308,310
Net change in unrealized appreciation/(depreciation)	4,112,654	(4,272,356)	1,212,968	(2,617,637)
Net increase/(decrease) in net assets resulting from operations	3,869,890	(3,906,771)	2,131,611	(988,362)
Distributions to Shareholders
From distributable earnings	(130,160)	(1,371,952)	(1,341,399)	(1,289,665)
Total distributions	(130,160)	(1,371,952)	(1,341,399)	(1,289,665)
Capital Transactions
Proceeds from shares sold	5,917,474	4,125,184	2,468,061	3,756,018
Reinvestment of dividends	130,160	1,371,952	1,341,399	1,289,665
Cost of shares redeemed	(2,308,196)	(2,443,209)	(4,580,179)	(3,131,841)
Net increase/(decrease) from capital transactions	3,739,438	3,053,927	(770,719)	1,913,842
Net increase/(decrease) in net assets	7,479,168	(2,224,796)	19,493	(364,185)
Net Assets
Beginning of period	15,380,951	17,605,747	17,033,257	17,397,442
End of period	$22,860,119	$15,380,951	$17,052,750	$17,033,257

Change in Shares Outstanding
Shares outstanding, beginning of period	897,748	754,992	1,120,567	1,009,277
Shares sold	332,845	193,257	160,837	218,762
Shares issued to holders in reinvestments of dividends	7,666	58,603	89,529	76,179
Shares redeemed	(125,553)	(109,104)	(290,491)	(183,651)
Shares outstanding, end of period	1,112,706	897,748	1,080,442	1,120,567

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2023	93

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder Tax Managed Large Cap Fund		Bridge Builder Small/Mid Cap Growth Fund
	Year Ended June 30, 2023	Period Ended June 30, 2022*	Year Ended June 30, 2023	Year Ended June 30, 2022
Operations
Net investment income	$21,004	$114	$14,971	$6,987
Net realized gain/(loss)	(50,688)	1	(338,935)	93,290
Net change in unrealized appreciation/(depreciation)	374,398	(9,552)	1,238,334	(1,997,955)
Net increase/(decrease) in net assets resulting from operations	344,714	(9,437)	914,370	(1,897,678)
Distributions to Shareholders
From distributable earnings	(6,368)	—	(10,849)	(965,578)
Total distributions	(6,368)	—	(10,849)	(965,578)
Capital Transactions
Proceeds from shares sold	2,254,109	165,541	1,562,429	2,205,860
Reinvestment of dividends	6,368	—	10,849	965,578
Cost of shares redeemed	(224,465)	(4,238)	(692,290)	(952,012)
Net increase/(decrease) from capital transactions	2,036,012	161,303	880,988	2,219,426
Net increase/(decrease) in net assets	2,374,358	151,866	1,784,509	(643,830)
Net Assets
Beginning of period	151,866	—	5,331,837	5,975,667
End of period	$2,526,224	$151,866	$7,116,346	$5,331,837

Change in Shares Outstanding
Shares outstanding, beginning of period	16,307	—	459,804	314,116
Shares sold	234,031	16,748	126,877	146,912
Shares issued to holders in reinvestments of dividends	663	—	932	58,303
Shares redeemed	(22,475)	(441)	(56,115)	(59,527)
Shares outstanding, end of period	228,526	16,307	531,498	459,804

*	Fund inception date was June 1, 2022.

The accompanying notes are an integral part of these financial statements.

94	Annual Report • June 30, 2023

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder Small/Mid Cap Value Fund		Bridge Builder Tax Managed Small/Mid Cap Fund
	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2023	Period Ended June 30, 2022*
Operations
Net investment income	$95,436	$88,082	$5,097	$44
Net realized gain/(loss)	94,609	550,118	(36,783)	(28)
Net change in unrealized appreciation/(depreciation)	527,312	(1,318,375)	107,173	(7,027)
Net increase/(decrease) in net assets resulting from operations	717,357	(680,175)	75,487	(7,011)
Distributions to Shareholders
From distributable earnings	(423,411)	(737,343)	(1,763)	—
Total distributions	(423,411)	(737,343)	(1,763)	—
Capital Transactions
Proceeds from shares sold	1,202,094	1,706,279	741,760	100,053
Reinvestment of dividends	423,411	737,343	1,763	—
Cost of shares redeemed	(1,192,253)	(1,989,101)	(73,263)	(3,595)
Net increase/(decrease) from capital transactions	433,252	454,521	670,260	96,458
Net increase/(decrease) in net assets	727,198	(962,997)	743,984	89,447
Net Assets
Beginning of period	6,045,291	7,008,288	89,447	—
End of period	$6,772,489	$6,045,291	$833,431	$89,447

Change in Shares Outstanding
Shares outstanding, beginning of period	481,427	450,592	9,633	—
Shares sold	95,392	116,301	74,638	10,015
Shares issued to holders in reinvestments of dividends	34,133	50,657	180	—
Shares redeemed	(91,176)	(136,123)	(7,246)	(382)
Shares outstanding, end of period	519,776	481,427	77,205	9,633

*	Fund inception date was June 1, 2022.

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2023	95

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder International Equity Fund		Bridge Builder Tax Managed International Equity Fund
	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2023	Period Ended June 30, 2022*
Operations
Net investment income	$362,699	$313,093	$20,571	$75
Net realized gain/(loss)	(239,338)	263,546	(15,690)	245
Net change in unrealized appreciation/(depreciation)	2,332,395	(3,908,398)	153,115	(9,459)
Net increase/(decrease) in net assets resulting from operations	2,455,756	(3,331,759)	157,996	(9,139)
Distributions to Shareholders
From distributable earnings	(336,315)	(1,359,777)	(2,948)	—
Total distributions	(336,315)	(1,359,777)	(2,948)	—
Capital Transactions
Proceeds from shares sold	3,195,931	4,808,044	990,140	126,483
Reinvestment of dividends	336,315	1,359,777	2,948	—
Cost of shares redeemed	(2,856,833)	(3,080,388)	(115,398)	(13,716)
Net increase/(decrease) from capital transactions	675,413	3,087,433	877,690	112,767
Net increase/(decrease) in net assets	2,794,854	(1,604,103)	1,032,738	103,628
Net Assets
Beginning of period	13,609,330	15,213,433	103,628	—
End of period	$16,404,184	$13,609,330	$1,136,366	$103,628

Change in Shares Outstanding
Shares outstanding, beginning of period	1,289,825	1,033,080	11,357	—
Shares sold	295,690	380,233	104,514	12,840
Shares issued to holders in reinvestments of dividends	31,223	100,819	308	—
Shares redeemed	(260,050)	(224,307)	(11,552)	(1,483)
Shares outstanding, end of period	1,356,688	1,289,825	104,627	11,357

*	Fund inception date was June 1, 2022.

The accompanying notes are an integral part of these financial statements.

96	Annual Report • June 30, 2023

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Annual Report • June 30, 2023	97

Bridge Builder Mutual Funds

Financial Highlights

	Per Share Operating Performance
	Change in Net Assets Resulting from Operations				Less Distributions
	Net asset value, beginning of period	Net investment income(2)	Net realized and unrealized gain/(loss)	Net increase/ (decrease) in net asset value from operations	Distributions from net investment income	Distributions from net realized gains	Total Distributions
Bridge Builder Core Bond Fund
For the year ended June 30, 2023	$9.23	0.31	(0.34)	(0.03)	(0.31)	—	(0.31)
For the year ended June 30, 2022	$10.55	0.21	(1.28)	(1.07)	(0.23)	(0.02)	(0.25)
For the year ended June 30, 2021	$10.91	0.23	(0.10)	0.13	(0.26)	(0.23)	(0.49)
For the year ended June 30, 2020	$10.34	0.31	0.61	0.92	(0.32)	(0.03)	(0.35)
For the year ended June 30, 2019	$9.87	0.31	0.48	0.79	(0.32)	—	(0.32)
Bridge Builder Core Plus Bond Fund
For the year ended June 30, 2023	$9.10	0.33	(0.28)	0.05	(0.37)	—	(0.37)
For the year ended June 30, 2022	$10.43	0.20	(1.28)	(1.08)	(0.22)	(0.03)	(0.25)
For the year ended June 30, 2021	$10.56	0.22	0.12	0.34	(0.25)	(0.22)	(0.47)
For the year ended June 30, 2020	$10.27	0.32	0.47	0.79	(0.36)	(0.14)	(0.50)
For the year ended June 30, 2019	$9.81	0.35	0.48	0.83	(0.37)	—	(0.37)
Bridge Builder Municipal Bond Fund
For the year ended June 30, 2023	$9.78	0.27	0.02	0.29	(0.27)	—	(0.27)
For the year ended June 30, 2022	$10.81	0.20	(1.03)	(0.83)	(0.20)	—	(0.20)
For the year ended June 30, 2021	$10.49	0.22	0.32	0.54	(0.22)	—	(0.22)
For the year ended June 30, 2020	$10.46	0.26	0.03	0.29	(0.26)	—	(0.26)
For the year ended June 30, 2019	$10.09	0.27	0.37	0.64	(0.27)	—	(0.27)
Bridge Builder Municipal High-Income Bond Fund
For the period 4/13/23(6) - 6/30/23	$10.00	0.09	(0.09)	—	(0.09)	—	(0.09)
Bridge Builder Large Cap Growth Fund
For the year ended June 30, 2023	$17.13	0.16	3.37	3.53	(0.12)	—	(0.12)
For the year ended June 30, 2022	$23.32	0.13	(4.51)	(4.38)	(0.12)	(1.69)	(1.81)
For the year ended June 30, 2021	$17.11	0.13	6.83	6.96	(0.11)	(0.64)	(0.75)
For the year ended June 30, 2020	$14.64	0.14	2.65	2.79	(0.14)	(0.18)	(0.32)
For the year ended June 30, 2019	$13.53	0.15	1.60	1.75	(0.14)	(0.50)	(0.64)
Bridge Builder Large Cap Value Fund
For the year ended June 30, 2023	$15.20	0.32	1.63	1.95	(0.32)	(1.05)	(1.37)
For the year ended June 30, 2022	$17.24	0.30	(1.10)	(0.80)	(0.30)	(0.94)	(1.24)
For the year ended June 30, 2021	$11.77	0.26	5.48	5.74	(0.27)	—	(0.27)
For the year ended June 30, 2020	$12.71	0.24	(0.94)	(0.70)	(0.23)	(0.01)	(0.24)
For the year ended June 30, 2019	$12.12	0.24	0.74	0.98	(0.23)	(0.16)	(0.39)
Bridge Builder Tax Managed Large Cap Fund
For the year ended June 30, 2023	$9.31	0.14	1.63	1.77	(0.03)	—	(0.03)
For the period 6/01/22(6) - 6/30/22	$10.00	0.01	(0.70)	(0.69)	—	—	—
Bridge Builder Small/Mid Cap Growth Fund
For the year ended June 30, 2023	$11.60	0.03	1.78	1.81	(0.02)	—	(0.02)
For the year ended June 30, 2022	$19.02	0.02	(4.42)	(4.40)	(0.01)	(3.01)	(3.02)
For the year ended June 30, 2021	$14.73	0.02	6.42	6.44	(0.04)	(2.11)	(2.15)
For the year ended June 30, 2020	$14.25	0.05	1.01	1.06	(0.05)	(0.53)	(0.58)
For the year ended June 30, 2019	$13.52	0.05	1.39	1.44	(0.05)	(0.66)	(0.71)
Bridge Builder Small/Mid Cap Value Fund
For the year ended June 30, 2023	$12.56	0.20	1.21	1.41	(0.15)	(0.79)	(0.94)
For the year ended June 30, 2022	$15.55	0.19	(1.57)	(1.38)	(0.16)	(1.45)	(1.61)
For the year ended June 30, 2021	$9.92	0.14	5.64	5.78	(0.15)	—	(0.15)
For the year ended June 30, 2020	$11.55	0.16	(1.63)	(1.47)	(0.16)	—	(0.16)
For the year ended June 30, 2019	$11.97	0.17	(0.10)	0.07	(0.14)	(0.35)	(0.49)
Bridge Builder Tax Managed Small/Mid Cap Fund
For the year ended June 30, 2023	$9.29	0.10	1.44	1.54	(0.03)	—	(0.03)
For the period 6/01/22(6) - 6/30/22	$10.00	0.01	(0.72)	(0.71)	—	—	—
Bridge Builder International Equity Fund
For the year ended June 30, 2023	$10.55	0.27	1.52	1.79	(0.20)	(0.05)	(0.25)
For the year ended June 30, 2022	$14.73	0.29	(3.11)	(2.82)	(0.32)	(1.04)	(1.36)
For the year ended June 30, 2021	$10.97	0.29	3.72	4.01	(0.25)	—	(0.25)
For the year ended June 30, 2020	$11.38	0.23	(0.36)	(0.13)	(0.28)	—	(0.28)
For the year ended June 30, 2019	$11.60	0.28	(0.14)	0.14	(0.22)	(0.14)	(0.36)
Bridge Builder Tax Managed International Equity Fund
For the year ended June 30, 2023	$9.12	0.30	1.47	1.77	(0.03)	—	(0.03)
For the period 6/01/22(6) - 6/30/22	$10.00	0.01	(0.89)	(0.88)	—	—	—

(1)	Annualized for periods less than one year.

(2)	Per share amounts based on average number of shares outstanding during the year/period.

(3)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

(4)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(5)	Ratios do not include the impact of the expenses of the underlying funds in which the fund invests.

(6)	Inception Date.

(7)	Since inception return.

(8)	Portfolio turnover rate does not include securities received as part of an in-kind capital contribution.

The accompanying notes are an integral part of these financial statements.

98	Annual Report • June 30, 2023

	Ratios/Supplemental Data
				Ratios to Average Net Assets of:(1)
Net asset value, end of period	Total return(3)(4)		Net assets, end of period (millions)	Expenses, before waivers(5)	Expenses, net of waivers(5)	Net investment income/ (loss)	Portfolio turnover rate

$8.89	(0.30)%		$16,431	0.34%	0.13%	3.40%	151%
$9.23	(10.36)%		$17,105	0.34%	0.13%	2.12%	157%
$10.55	1.18%		$17,891	0.34%	0.13%	2.19%	153%
$10.91	9.01%		$14,140	0.34%	0.13%	2.91%	137%
$10.34	8.18%		$15,160	0.34%	0.14%	3.15%	153%

$8.78	0.55%		$30,225	0.39%	0.17%	3.72%	228%
$9.10	(10.59)%		$31,334	0.38%	0.15%	2.00%	283%
$10.43	3.18%		$32,690	0.38%	0.15%	2.06%	281%
$10.56	7.94%		$19,434	0.39%	0.16%	3.08%	164%
$10.27	8.66%		$17,963	0.47%	0.24%	3.50%	242%

$9.80	3.03%		$11,708	0.38%	0.15%	2.79%	26%
$9.78	(7.73)%		$10,813	0.38%	0.15%	1.96%	22%
$10.81	5.19%		$9,889	0.38%	0.16%	2.03%	18%
$10.49	2.80%		$6,520	0.38%	0.16%	2.47%	41%
$10.46	6.42%		$5,253	0.39%	0.17%	2.64%	42%

$9.91	0.01	%(7)	$2,398	0.41%	0.18%	4.48%	6	%(8)

$20.54	20.76%		$22,860	0.46%	0.19%	0.88%	21%
$17.13	(20.83)%		$15,381	0.46%	0.19%	0.60%	23%
$23.32	41.44%		$17,606	0.45%	0.19%	0.65%	31%
$17.11	19.28%		$13,464	0.46%	0.22%	0.90%	42%
$14.64	13.76%		$6,998	0.46%	0.22%	1.07%	31%

$15.78	13.52%		$17,053	0.45%	0.23%	2.06%	21%
$15.20	(5.27)%		$17,033	0.46%	0.23%	1.76%	24%
$17.24	49.10%		$17,397	0.45%	0.24%	1.80%	26%
$11.77	(5.55)%		$12,499	0.46%	0.24%	1.94%	36	%(8)
$12.71	8.46%		$8,731	0.46%	0.25%	1.95%	24%

$11.05	19.07%		$2,526	0.50%	0.30%	1.38%	19%
$9.31	(6.90	)%(7)	$152	0.66%	0.51%	1.36%	0%

$13.39	15.65%		$7,116	0.66%	0.38%	0.25%	63%
$11.60	(27.88)%		$5,332	0.67%	0.38%	0.12%	84%
$19.02	46.08%		$5,976	0.66%	0.37%	0.13%	37%
$14.73	7.63%		$4,794	0.66%	0.38%	0.34%	65%
$14.25	11.66%		$4,024	0.67%	0.39%	0.41%	23%

$13.03	11.65%		$6,772	0.66%	0.40%	1.54%	41%
$12.56	(10.21)%		$6,045	0.66%	0.40%	1.26%	33%
$15.55	58.63%		$7,008	0.65%	0.40%	1.12%	34%
$9.92	(12.98)%		$5,101	0.66%	0.42%	1.44%	50%
$11.55	1.22%		$4,810	0.67%	0.43%	1.47%	38%

$10.80	16.46%		$833	0.76%	0.52%	0.99%	36%
$9.29	(7.10	)%(7)	$89	1.13%	0.73%	0.84%	0%

$12.09	17.27%		$16,404	0.63%	0.36%	2.45%	19%
$10.55	(21.02)%		$13,609	0.64%	0.37%	2.18%	23%
$14.73	36.84%		$15,213	0.63%	0.32%	2.21%	52%
$10.97	(1.40)%		$11,345	0.63%	0.33%	2.10%	36%
$11.38	1.57%		$10,645	0.64%	0.36%	2.49%	16%

$10.86	19.47%		$1,136	0.73%	0.47%	2.99%	12%
$9.12	(8.80	)%(7)	$104	1.20%	0.67%	1.10%	0%

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2023	99

Bridge Builder Mutual Funds

Notes to Financial Statements

1. ORGANIZATION

The Bridge Builder Trust (the “Trust”) is a Delaware statutory trust organized under the laws of the State of Delaware on December 19, 2012, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2023, the Trust consisted of fifteen series, of which twelve are active series, identified below and presented in this report (each a “Fund,” and collectively, the “Funds”). The Bridge Builder Municipal High-Income Bond Fund was launched on April 13, 2023. The three remaining series are inactive and currently not available for purchase.

Olive Street Investment Advisers, LLC (the “Adviser”) acts as investment adviser to the Funds.

Fund	Investment Objective
Bridge Builder Core Bond Fund (“Core Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Core Plus Bond Fund (“Core Plus Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Municipal Bond Fund (“Municipal Bond Fund”)	To provide current income exempt from federal tax, with a secondary goal of preservation of investment principal
Bridge Builder Municipal High-Income Bond Fund (“Municipal High-Income Bond Fund”)	To provide current income exempt from federal tax.
Bridge Builder Large Cap Growth Fund (“Large Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Large Cap Value Fund (“Large Cap Value Fund”)	To provide capital appreciation
Bridge Builder Tax Managed Large Cap Fund (“Tax Managed Large Cap Fund”)	To seek to provide a tax-efficient investment return consisting of capital appreciation
Bridge Builder Small/Mid Cap Growth Fund (“Small/Mid Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)	To provide capital appreciation
Bridge Builder Tax Managed Small/Mid Cap Fund (“Tax Managed Small/Mid Cap Fund”)	To seek to provide a tax-efficient investment return consisting of capital appreciation
Bridge Builder International Equity Fund (“International Equity Fund”)	To provide capital appreciation
Bridge Builder Tax Managed International Equity Fund (“Tax Managed International Equity Fund”)	To seek to provide a tax-efficient investment return consisting of capital appreciation

The Funds are diversified and each currently offers a single class of shares. The Funds are available for investment exclusively through Edward Jones Advisory Solutions® and to current and former Trustees of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies, which is part of GAAP.

a) Use of Estimates – The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

b) Investment Valuation – All securities and other investments are recorded at their estimated fair value, as described in Note 4.

100	Annual Report • June 30, 2023

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

c) Federal Income Taxes – Each Fund is treated as a separate taxable entity for federal income tax purposes. The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of their net investment income and capital gains to shareholders. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction. As a result, no provision for federal income tax is recorded in the financial statements.

The Adviser has reviewed the Funds’ tax positions for all open tax years (the prior three years of tax filings or since inception, if shorter, are considered open for examination) and has concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

As of June 30, 2023, the Funds had no tax examinations or audits in progress.

d) Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income for the Core Bond, Core Plus Bond, Municipal Bond and Municipal High-Income Bond Funds are generally declared daily and paid monthly. The Large Cap Value Fund will generally declare and pay distributions of net investment income quarterly. The Large Cap Growth, Tax Managed Large Cap, Small/Mid Cap Growth, Small/Mid Cap Value, Tax Managed Small/Mid Cap, International Equity and Tax Managed International Equity Funds will generally declare and pay distributions of net investment income annually, as necessary. Realized capital gains, if any, are distributed by each Fund at least annually, as necessary. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature, these amounts are reclassified within the capital accounts in the financial statements to reflect their tax character.

e) Indemnifications – In the normal course of business, the Trust may enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Trust that have not yet occurred.

f) Investment Transactions, Income and Expense Allocation – Investment transactions are recorded on trade date. Securities gains and losses, net of foreign taxes withheld, if any, are calculated on the basis of identified cost. Dividend income (expense), net of foreign taxes withheld, if any, is recognized on ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as the information becomes available, which may be after the published ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Issuance fees, if any, are custodial fees on American Depositary Receipts (“ADRs”) charged by ADR agents on ADR dividends and are recorded when paid. Interest income is recognized on an accrual basis, while discounts and premiums on securities purchased are accreted or amortized, respectively, using the constant yield method over the life of the security. Expenses common to multiple Funds are allocated among the respective Funds based upon their relative net asset values or other reasonable allocation methods.

g) Foreign Currency Translation and Transactions – The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments

Annual Report • June 30, 2023	101

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

and derivatives held or sold during the period. Accordingly, such foreign currency gains/(losses) are included in the reported net realized gains/(losses) on investments in securities and derivatives and net change in unrealized appreciation/(depreciation) on investment securities and derivatives on the Statements of Operations.

h) Regulatory Updates – In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. New Rule 2a-5 under the 1940 Act sets forth requirements for good faith determinations of fair value, including related oversight and reporting obligations. Pursuant to the new rule, the Trust’s Board of Trustees (the “Board”) has designated the Adviser as the Funds’ valuation designee to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight.

The new rule also defines “readily available market quotations” for purposes of determining whether the fund should value a security at its market value (as opposed to fair value) under the 1940 Act, and the SEC noted that this definition would apply in all contexts under the 1940 Act. The effective date for the rule was March 8, 2021. The compliance date for both the new rule and the associated new recordkeeping requirements was September 8, 2022. The rule has been implemented and there were no material impacts to the financial statements.

On October 28, 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. New Rule 18f-4 under the 1940 Act imposes new limits on the amount of derivatives a fund can enter into, replaced the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and for boards of such funds to appoint a derivatives risk manager. The effective date for the rule was February 19, 2021. The compliance date for the new rule was August 19, 2022. The rule has been implemented and there were no material impacts to the financial statements.

In November 2022, the SEC adopted amendments to the requirements for annual and semi-annual shareholder reports provided by mutual funds and exchange-traded funds (ETFs) to highlight key information for investors. The amendments also require that funds tag their reports to shareholders using the Inline eXtensible Business Reporting Language (“Inline XBRL”) structured data language to provide machine-readable data that retail investors and other market participants may use to more efficiently access and evaluate investments. The SEC also adopted amendments to the advertising rules for registered investment companies and business development companies to promote more transparent and balanced statements about investment costs. The effective date for the amendments was January 24, 2023. The SEC adopted an eighteen-month transition period beginning from the effective date for the new shareholder report amendments. At this time, management is evaluating the implications of these changes on the financial statements.

3. SECURITIES AND OTHER INVESTMENTS

a) Delayed Delivery Securities – In the case of delayed delivery mortgage purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in the value of the Fund’s other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in a loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if it deems it appropriate to do so.

A Fund may enter into delayed delivery sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of the sale commitments are not received until the contractual

102	Annual Report • June 30, 2023

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

settlement date. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or (loss) on the commitment without regard to any unrealized appreciation/(depreciation) on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or (loss) from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Rule 18f-4 under the 1940 Act permits a Fund to enter into when-issued or forward-settling securities and nonstandard settlement cycle securities notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). If a when-issued, forward- settling or non-standard settlement cycle security does not satisfy the Delayed-Settlement Securities Provision, then it is treated as a derivatives transaction under Rule 18f-4. The requirements of Rule 18f-4 may limit a Fund’s ability to engage in derivatives transactions as part of its investment strategies. These requirements may also increase the cost of a Fund’s investments and cost of doing business, which could adversely affect the value of the Fund’s investments and/or the performance of the Fund. The rule also may not be effective to limit a Fund’s risk of loss.

b) Derivatives – Certain Funds invest in derivatives as permitted by their investment strategies and policies. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. Derivatives may be riskier than other types of investments because derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate with the underlying asset, rate, or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce a Fund’s returns. Certain derivatives also expose a Fund to the risk that a counterparty will not fulfill its obligations under the derivatives contract. Certain of a Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in a Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely affect a Fund’s after-tax returns. Investing in derivatives may result in a form of leverage, which may cause a Fund to be more volatile than if the Fund had not been leveraged because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Regulation relating to a Fund’s use of derivatives and related instruments, including Rule 18f-4 under the 1940 Act, could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Futures Contracts – Certain Funds may enter into futures contracts, which are agreements between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date. The Funds buy and sell futures contracts to gain or hedge exposure to certain risk factors. Upon entering into a futures contract, the Funds are required to deposit with the broker cash or securities, which are referred to as initial margin. Securities deposited as initial margin are designated on the Summary Schedule of Investments, and cash deposited is recorded as Deposits at broker for futures contracts on the Statements of Assets and Liabilities.

Exchange traded futures are marked to market daily based on the price movement of the contract. This change in value creates either a payable or receivable for the Fund as either more or less margin is required by the clearing agent. This change in value, known as variation margin, is moved daily between the Fund and its counterparty.

A change in the market value of an open futures contract is recorded as unrealized appreciation/(depreciation) until the contract is closed. When a contract is closed, the Fund will record a realized gain or (loss) equal to the difference between the proceeds of the closing transaction and the Fund’s basis in the contract. Futures contracts outstanding at period end, if any, are listed within each Fund’s Summary Schedule of Investments. During the period, all Funds, except the Tax Managed Large Cap, Tax Managed Small/Mid Cap and the Tax Managed International Equity Funds, participated in futures contracts transactions.

Annual Report • June 30, 2023	103

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Forward Foreign Currency Exchange Contracts – Core Plus Bond Fund and International Equity Fund may invest in forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation/ (depreciation). When the contract is closed in its foreign currency, the Funds record a realized gain or (loss) equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed within each Fund’s Summary Schedule of Investments. During the period, the Core Plus Bond Fund participated in transactions of forward foreign currency exchange contracts.

Repurchase Agreements – In a repurchase agreement, a Fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a Fund to counterparty risk, meaning that the Fund could lose money if the other party fails to perform under the terms of the agreement. A Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by a Fund’s custodian (or, with multiparty agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty. Certain Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian under a Master Repurchase Agreement for investment companies and other clients advised by the Sub-adviser (as defined below) and its affiliates. A Fund may participate with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities. Repurchase agreements are subject to master netting agreements, which are agreements between a Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Repurchase agreement amounts, if any, presented on the Summary Schedule of Investments are gross settlement amounts.

Swap Contracts – Certain Funds may invest in swap contracts. Swap contracts are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. Swap contracts may be privately negotiated in the over-the-counter market (“OTC Swaps”) or may be cleared through a third-party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”).

A Fund may enter into credit default, interest rate and/or total return swap contracts to manage the Fund’s exposure to credit, interest rate and equity risk. Securities or cash may be used as collateral or margin in accordance with the terms of the swap contract in order to provide assets in the event of a default or bankruptcy.

Centrally Cleared Swaps are marked to market daily and the change, if any, is recorded as variation margin on centrally cleared swap contracts on the Statements of Assets and Liabilities. OTC Swaps are marked to market daily and the change, if any, is included in the over-the-counter swap contracts, at value line item on the Statements of Assets and Liabilities. Both OTC and Centrally Cleared Swaps show this component as change in unrealized appreciation/(depreciation) on the Statements of Operations. Swap variation margin is accounted for as unrealized appreciation/(depreciation) until the contract is closed, at which time the gains or (losses) are realized. Upfront

104	Annual Report • June 30, 2023

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

premiums received/(paid) represent cash payments made upon the opening of the swap contract to compensate for differences between the stated terms of the contract and the current market value contract. These upfront payments are recorded as assets/(liabilities) and are included within the market value of the swap contract. Upon liquidation or termination of the swap contract, these payments are recorded as realized gain/(loss) on the Statements of Operations. Net periodic payments received/(paid) by the Fund are also included in the realized gain/ (loss) on swap contracts on the Statements of Operations. Swap contracts outstanding, including their respective notional amounts at period end, if any, are listed within each Fund’s Summary Schedule of Investments.

Interest Rate Swaps – Core Bond Fund and Core Plus Bond Fund may enter into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic payments based on interest rates or on an inflation index. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate. During the period, the Core Plus Bond Fund entered into interest rate swap contracts.

Credit Default Swap Contracts – Core Plus Bond Fund may enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or other equally ranked obligations of the reference entity. As a seller of protection on a credit default swap contract, the Fund will generally receive from the protection buyer a fixed rate of income throughout the term of the swap provided there is no credit event. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or (loss).

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Risks of loss may exceed amounts recognized on the Summary Schedule of Investments. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Summary Schedule of Investments. During the period, the Core Plus Bond Fund entered into credit default swap contracts.

Total Return Swap Contracts – Core Plus Bond Fund may enter into total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in unrealized appreciation/(depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total

Annual Report • June 30, 2023	105

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

return swaps subject the Funds to unlimited loss. Periodic payments received (paid) by the Funds are recorded as net realized gain/(loss) on swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Summary Schedule of Investments.

c) Loan Participation, Assignments and Unfunded Commitments – Certain Funds may enter into loan participations and assignments. When one of the Funds purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.

The Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Funds to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using pro-rata allocation, based on its par value relative to the par value of the entire investment. The unfunded loan commitments are marked daily and any unrealized appreciation/ (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities as well as the Statements of Operations.

When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of the loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments, and certain loan participations and assignments which were liquid, when purchased, may become illiquid. The following table summarizes Core Plus Bond Fund’s unfunded loan positions as of June 30, 2023.

Fund	Borrower	Unfunded Bank Loan Commitment (000s)	Value of Underlying Bank Loan Commitment (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Core Plus Bond Fund	Athena Health Group, Inc.	$321	$319	$(2)

d) Restricted Securities – The Funds may own investment securities that are unregistered or have other legal or contractual limitations, and thus are restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer’s financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, a Fund may have the right to include these securities in such registration, generally without cost to the Fund. A Fund generally has no right to require registration of the unregistered securities it holds. The Funds held the following restricted securities at June 30, 2023.

Core Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at June 30, 2023 (000s)	% of Net Assets at June 30, 2023
Deutsche Bank AG	11/17/2020	$6,700	$5,961	0.04%

		$6,700	$5,961	0.04%

106	Annual Report • June 30, 2023

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Core Plus Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at June 30, 2023 (000s)	% of Net Assets at June 30, 2023
Atento Luxco 1 SA	10/27/2022	$44	$17	0.00	%*
Bahrain Government International Bond	6/23/2023	183	182	0.00	*
Benin Government International Bond	6/20/2023	160	159	0.00	*
Cold Storage Trust 2020-ICE5	10/22/2020	3,534	3,465	0.01
Comision Federal de Electricidad	10/3/2022	370	371	0.00	*
Czech Republic Government Bond	3/15/2023	231	238	0.00	*
Deutsche Bank AG	6/21/2021 - 1/11/2023	4,147	3,400	0.01
Dominican Republic International Bond	6/20/2023 - 6/22/2023	341	339	0.00	*
Egypt Government International Bond	11/16/2022 - 6/19/2023	616	424	0.00	*
Empresa Nacional del Petroleo	9/14/2022	346	354	0.00	*
Ghana Government International Bond	2/4/2022	276	99	0.00	*
Gruma SAB de CV	10/3/2022	253	253	0.00	*
Grupo Bimbo SAB de CV	11/2/2022	215	215	0.00	*
Intelsat S.A.	6/19/2017 - 2/24/2022	24,897	9,501	0.03
Ivory Coast Government International Bond	6/14/2023 - 6/19/2023	202	203	0.00	*
Jordan Government International Bond	6/19/2023	184	183	0.00	*
Leviathan Bond Ltd.	6/27/2023	31	31	0.00	*
MAF Global Securities Ltd.	6/23/2023	195	194	0.00	*
Metalsa Sapi de CV	11/2/2021 - 11/9/2021	288	224	0.00	*
Mexico City Airport Trust	9/14/2022	349	360	0.00	*
Morgan Stanley	2/11/2020	12,558	9,212	0.03
Neiman Marcus Group, Inc.	9/25/2020	2,007	9,469	0.03
Nemak SAB de CV	11/2/2021 - 11/3/2021	376	193	0.00	*
Nigeria Government International Bond	6/14/2023 - 6/19/2023	529	526	0.01
OCP S.A.	9/23/2022	252	251	0.00	*
Oleoducto Central S.A.	7/13/2022 - 7/18/2022	479	299	0.00	*
Oman Government International Bond	6/14/2023	187	186	0.00	*
Oracle Corp.	6/17/2021 - 10/5/2021	9,013	5,977	0.02
Paraguay Government International Bond	6/14/2023	171	171	0.00	*
Promigas SA ESP	11/4/2021	379	321	0.00	*
Puma International Financing S.A.	4/25/2022	318	257	0.00	*
Romanian Government International Bond	6/14/2023	181	183	0.00	*
Saudi Government International Bond	11/16/2022 - 6/14/2023	1,034	599	0.01
Senegal Government International Bond	6/19/2023	93	94	0.00	*
Ukraine Government International Bond	5/23/2023 - 6/28/2023	778	834	0.01
YPF S.A.	12/8/2022 - 1/19/2023	144	155	0.00	*

		$65,361	$48,939	0.16%

Municipal High-Income Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at June 30, 2023 (000s)	% of Net Assets at June 30, 2023
Central Falls Detention Facility Corp.	04/21/2023	$154	$154	0.01%
Connector 2000 Association, Inc.	04/14/2023	546	544	0.02
County of Anne Arundel MD	04/21/2023	590	590	0.03
Mashantucket Western Pequot Tribe	04/21/2023	442	442	0.02
Pennsylvania Economic Development Financing Authority	04/21/2023	597	597	0.02
Public Finance Authority	04/14/2023	6,841	6,863	0.29
Tolomato Community Development District	04/21/2023	41	41	0.00 *
Town of Shoals IN	04/21/2023	338	337	0.01

		$9,549	$9,568	0.40%

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Small/Mid Cap Growth Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at June 30, 2023 (000s)	% of Net Assets at June 30, 2023
OmniAb, Inc. - Class CR3**	8/10/2015 - 8/22/2022	$—	$—	0.00	%*
OmniAb, Inc. - Class CR4**	8/10/2015 - 8/22/2022	—	—	0.00	*

		$—	$—	0.00	%*

Small/Mid Cap Value Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at June 30, 2023 (000s)	% of Net Assets at June 30, 2023
OmniAb, Inc. - Class CR3**	6/25/2021 - 9/7/2022	$—	$—	0.00	%*
OmniAb, Inc. - Class CR4**	6/25/2021 - 9/7/2022	—	—	0.00	*

		$—	$—	0.00	%*

Tax Managed Small/Mid Cap Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at June 30, 2023 (000s)	% of Net Assets at June 30, 2023
OmniAb, Inc. - Class CR3**	8/25/2022	$—	$—	0.00	%*
OmniAb, Inc. - Class CR4**	8/25/2022	—	—	0.00	*

		$—	$—	0.00	%*

International Equity Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at June 30, 2023 (000s)	% of Net Assets at June 30, 2023
Severstal PAO**	7/15/2021 - 11/29/2021	$3,360	$—	0.00	%*
X5 Retail Group NV**	7/15/2021 - 1/27/2022	2,010	—	0.00	*

		$5,370	$—	0.00	%*

*	Amount less than 0.005%.

**	A zero balance may reflect actual amounts rounding to less than one thousand.

e) Defaulted Securities – Certain Funds may hold defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. Debt obligations may be placed on non-accrual status and the related interest income, amortization or accretion may be reduced or stopped entirely. Additionally, current income accruals and interest receivables may be written off when the collection of the interest income has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

f) Sale-buyback and Buy-saleback Transactions – A sale-buyback financing transaction consists of a sale of a security by a Fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date.

During the year ended June 30, 2023, the Core Plus Bond Fund participated in sale-buyback transactions which were as follows:

Fund	Outstanding Sale-Buyback Transactions (000s)	Average Amount Borrowed (000s)	Incurred Interest Expense (000s)	% of Weighted Average Interest Rate
Core Plus Bond Fund	$—	$123,116	$4,811	3.68%

A buy-saleback lending transaction consists of a purchase of a security by a Fund from a counterparty, with a simultaneous agreement to sell the same or substantially the same security at an agreed-upon price and date. The

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Notes to Financial Statements (Continued)

party who sold the security is not entitled to receive principal and interest payments, if any, made on the security during the term of the agreement.

During the year ended June 30, 2023, the Core Plus Bond Fund did not participate in buy-saleback transactions.

Sale-buyback and buy-saleback transactions are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”), which are agreements between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of any pending sale-buyback and buy-saleback transactions as of period end is disclosed in each Fund’s Summary Schedule of Investments.

4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. In calculating NAV, each Fund generally values its investment portfolio at market price. If market quotations are not readily available or they are unreliable, securities are valued at fair value. The Board has ultimate responsibility for determining the fair value of investments. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee of the Funds. The Adviser performs the fair value determination relating to the Funds’ investments that do not have readily available market quotations, or that have market quotations that are unreliable, subject to Board oversight and certain reporting and other requirements. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized including but not limited to: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Adviser has established a Valuation Committee with members from relevant departments within the Adviser to assist the Adviser in carrying out its responsibilities under Rule 2a-5 and in accordance with the Adviser’s valuation policy and procedures. The function of the Valuation Committee is to assess and manage any material risks associated with the determination of the fair value of the Funds’ investments, review the appropriateness and accuracy of fair value methodologies and monitor for circumstances that may necessitate the use of fair value pricing or a change in fair value methodologies, and to determine fair value for the Funds’ investments.

Additionally, the Adviser has adopted, and the Board has approved, valuation policies and procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If a readily-available market quotation for a security is unavailable or unreliable, the Adviser may utilize evaluated prices provided by independent pricing services or brokers to assist in its determination of fair value, and may rely on its Valuation Committee to determine fair value in accordance with its valuation policies and procedures adopted by the Adviser. In such circumstances where fair value pricing is necessary, securities are valued in accordance with the Adviser’s valuation policies and procedures and implemented through the Adviser’s Valuation Committee described above. In establishing a fair value for an investment, the Adviser will use valuation methodologies established by the Adviser and may consider inputs and methodologies provided by, among others, third-party independent pricing services and/or independent broker dealers.

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Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, the Adviser attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.

When using fair value to price securities, the Adviser may value those securities higher or lower than a fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Adviser has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Adviser’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s evaluated price provided by an independent pricing service. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

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Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using independent pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the bid and ask price on the relevant exchange closest to the close of the NYSE, or at the bid, if no ask is available and are categorized as Level 2 of the fair value hierarchy.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Adviser, on behalf of the Funds, values the repurchase agreements the Funds have entered into based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

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Quantitative Information

The following tables represent each Fund’s valuation inputs as presented in the Summary Schedule of Investments as of June 30, 2023.

Core Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Asset-Backed Obligations	$—	$2,005,446	$21,043	$2,026,489
Corporate Bonds
Basic Materials	—	142,262	—	142,262
Communications	—	399,570	—	399,570
Consumer, Cyclical	—	234,236	—	234,236
Consumer, Non-cyclical	—	614,458	—	614,458
Energy	—	511,632	—	511,632
Financials	—	1,863,738	—	1,863,738
Industrials	—	270,422	—	270,422
Technology	—	229,266	—	229,266
Utilities	—	573,374	—	573,374
Government Related
Other Government Related	—	196,734	—	196,734
U.S. Treasury Obligations	—	3,161,152	—	3,161,152
Mortgage-Backed Obligations	—	6,012,763	9,833	6,022,596
Preferred Stocks
Financials	2,181	—	—	2,181
Short-Term Investments
Money Market Funds	536,258	—	—	536,258
Time Deposits	—	3,088	—	3,088
Futures Contracts (1)	2,297	—	—	2,297
Total Assets	$540,736	$16,218,141	$30,876	$16,789,753
Liabilities
Futures Contracts (1)	$(10,645)	$—	$—	$(10,645)
Total Liabilities	$(10,645)	$—	$—	$(10,645)

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Core Plus Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Asset-Backed Obligations	$—	$3,570,198	$—		$3,570,198
Corporate Bonds
Basic Materials	—	220,446	—		220,446
Communications	—	853,661	—	(2)	853,661
Consumer, Cyclical	—	506,245	—	(2)	506,245
Consumer, Non-cyclical	—	1,012,268	—		1,012,268
Energy	—	767,294	—		767,294
Financials	—	3,461,577	—		3,461,577
Government	—	1,283	—		1,283
Industrials	—	364,224	—		364,224
Technology	—	424,731	—		424,731
Utilities	—	648,269	—		648,269
Convertible Securities
Communications	—	26,626	—		26,626
Consumer, Cyclical	—	9,981	—		9,981
Consumer, Non-cyclical	—	36,873	—		36,873
Utilities	—	13,084	—		13,084
Government Related
Other Government Related	—	411,744	—		411,744
U.S. Treasury Obligations	—	6,190,488	—		6,190,488
Mortgage-Backed Obligations	—	10,698,491	—		10,698,491
Bank Loans	—	323,090	9,268		332,358
Common Stocks
Communications	4,645	9,501	1,197		15,343
Consumer Discretionary	—	—	9,469		9,469
Financials	37	—	—		37
Convertible Preferred Stocks
Financials	50,746	—	—		50,746
Preferred Stocks
Financials	—	—	7		7
Rights
Communications	—	—	—	(2)	—
Warrants
Communications	—	—	81		81
Short-Term Investments
Money Market Funds	794,788	—	—		794,788
Government Related	—	576,441	—		576,441
Repurchase Agreements	—	123,300	—		123,300
U.S. Treasury Bills	—	1,762,092	—		1,762,092
Time Deposits	—	18,121	—		18,121
Futures Contracts (1)	6,941	—	—		6,941
Forward Foreign Currency Exchange Contracts (1)	—	29,113	—		29,113
Swap Contracts (1)	—	91,188	—		91,188
Total Assets	$857,157	$32,150,329	$20,022		$33,027,508
Liabilities
TBA Sale Commitments	$—	$(256,699)	$—		$(256,699)
Futures Contracts (1)	(65,863)	—	—		(65,863)
Forward Foreign Currency Exchange Contracts (1)	—	(20,295)	—		(20,295)
Swap Contracts (1)	—	(135,618)	—		(135,618)
Total Liabilities	$(65,863)	$(412,612)	$—		$(478,475)

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Municipal Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Municipal Bonds
Education	$—	$862,977	$—	$862,977
General Obligation	—	2,667,046	—	2,667,046
General Revenue	—	3,035,647	—	3,035,647
Healthcare	—	1,116,738	—	1,116,738
Housing	—	620,813	—	620,813
Transportation	—	1,792,798	—	1,792,798
Utilities	—	1,248,705	—	1,248,705
Short-Term Investments
Money Market Funds	264,215	—	—	264,215
Time Deposits	—	427	—	427
Futures Contracts (1)	2,121	—	—	2,121
Total Assets	$266,336	$11,345,151	$—	$11,611,487

Municipal High-Income Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Municipal Bonds
Education	$—	$187,112	$—	$187,112
General Obligation	—	175,378	—	175,378
General Revenue	—	931,672	—	931,672
Healthcare	—	408,258	—	408,258
Housing	—	143,865	—	143,865
Transportation	—	375,056	—	375,056
Utilities	—	131,480	—	131,480
Common Stocks
Basic Materials	4	—	—	4
Consumer, Cyclical	1	—	—	1
Industrials	13	—	—	13
Short-Term Investments
Money Market Funds	17,440	—	—	17,440
Time Deposits	—	168	—	168
Total Assets	$17,458	$2,352,989	$—	$2,370,447

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Large Cap Growth Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$1,857,043	$—	$—	$1,857,043
Consumer Discretionary	3,253,832	122,480	—	3,376,312
Consumer Staples	971,939	69,419	—	1,041,358
Energy	412,611	—	—	412,611
Financials	3,609,807	54,215	—	3,664,022
Healthcare	3,513,223	—	—	3,513,223
Industrials	867,203	—	—	867,203
Information Technology	6,348,291	—	—	6,348,291
Materials	791,604	—	—	791,604
Real Estate	524,483	—	—	524,483
Utilities	1,235	—	—	1,235
Preferred Stocks
Consumer Discretionary	—	39,215	—	39,215
Short-Term Investments
Money Market Funds	397,664	—	—	397,664
Time Deposits	—	548	—	548
Futures Contracts (1)	102	—	—	102
Total Assets	$22,549,037	$285,877	$—	$22,834,914

Large Cap Value Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$1,229,076	$—	$—	(2)	$1,229,076
Consumer Discretionary	1,361,610	107,837	—		1,469,447
Consumer Staples	1,255,950	89,909	—		1,345,859
Energy	881,210	63,992	—		945,202
Financials	3,191,899	—	—		3,191,899
Healthcare	2,386,967	83,716	—		2,470,683
Industrials	2,358,578	230,081	—		2,588,659
Information Technology	1,331,575	105,622	—		1,437,197
Materials	771,185	—	7		771,192
Real Estate	463,454	—	—		463,454
Utilities	540,772	—	—		540,772
Convertible Preferred Stocks
Utilities	14,742	—	—		14,742
Preferred Stocks
Consumer Discretionary	—	52,594	—		52,594
Short-Term Investments
Money Market Funds	511,846	—	—		511,846
Time Deposits	—	2,836	—		2,836
Futures Contracts (1)	108	—	—		108
Total Assets	$16,298,972	$736,587	$7		$17,035,566

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Tax Managed Large Cap Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$221,123	$—	$—		$221,123
Consumer Discretionary	240,636	—	—		240,636
Consumer Staples	101,641	—	—		101,641
Energy	111,772	—	—		111,772
Financials	339,424	—	—		339,424
Healthcare	349,036	—	—		349,036
Industrials	254,616	—	—		254,616
Information Technology	627,837	—	—		627,837
Materials	124,642	—	—		124,642
Real Estate	46,783	—	—		46,783
Utilities	52,820	—	—		52,820
Short-Term Investments
Money Market Funds	59,767	—	—		59,767
Total Assets	$2,530,097	$—	$—		$2,530,097

Small/Mid Cap Growth Fund
	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$194,003	$—	$—		$194,003
Consumer Discretionary	721,775	—	—		721,775
Consumer Staples	344,867	—	—	(2)	344,867
Energy	157,550	—	—		157,550
Financials	630,388	—	—		630,388
Healthcare	1,513,692	—	13	(2)	1,513,705
Industrials	1,377,881	—	—		1,377,881
Information Technology	1,792,118	—	—		1,792,118
Materials	95,696	—	—		95,696
Real Estate	79,340	—	—		79,340
Utilities	5,088	—	—		5,088
Short-Term Investments
Money Market Funds	209,776	—	—		209,776
Time Deposits	—	2,558	—		2,558
Futures Contracts (1)	75	—	—		75
Total Assets	$7,122,249	$2,558	$13		$7,124,820

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Small/Mid Cap Value Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$95,454	$—	$—	(2)	$95,454
Consumer Discretionary	821,032	—	—		821,032
Consumer Staples	277,331	—	—		277,331
Energy	351,932	—	—		351,932
Financials	1,202,588	—	—		1,202,588
Healthcare	554,654	—	3	(2)	554,657
Industrials	1,414,417	1,660	—		1,416,077
Information Technology	584,668	—	—		584,668
Materials	474,082	—	4		474,086
Real Estate	418,598	—	—		418,598
Utilities	367,355	—	—		367,355
Exchange Traded Funds	28,513	—	—		28,513
Short-Term Investments
Money Market Funds	211,376	—	—		211,376
Time Deposits	—	2,883	—		2,883
Futures Contracts (1)	123	—	—		123
Total Assets	$6,802,123	$4,543	$7		$6,806,673

Tax Managed Small/Mid Cap Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$19,309	$—	$—		$19,309
Consumer Discretionary	98,386	—	—		98,386
Consumer Staples	28,320	—	—		28,320
Energy	37,499	—	—		37,499
Financials	109,026	—	—		109,026
Healthcare	105,042	—	—	(2)	105,042
Industrials	194,712	—	—		194,712
Information Technology	129,309	—	—		129,309
Materials	35,164	—	—		35,164
Real Estate	32,741	—	—		32,741
Utilities	19,102	—	—		19,102
Short-Term Investments
Money Market Funds	21,587	—	—		21,587
Time Deposits	—	156	—		156
Total Assets	$830,197	$156	$—		$830,353

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International Equity Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$43,333	$636,450	$—		$679,783
Consumer Discretionary	210,665	2,092,996	—		2,303,661
Consumer Staples	155,171	1,334,823	—	(2)	1,489,994
Energy	—	608,875	—		608,875
Financials	249,087	2,534,037	—		2,783,124
Healthcare	296,199	1,928,509	—		2,224,708
Industrials	259,348	2,894,914	—		3,154,262
Information Technology	445,948	1,057,142	—		1,503,090
Materials	59,145	748,904	—	(2)	808,049
Real Estate	—	44,674	—		44,674
Utilities	—	465,709	—		465,709
Preferred Stocks
Consumer Discretionary	—	52,610	—		52,610
Consumer Staples	—	831	—		831
Healthcare	—	474	—		474
Short-Term Investments
Money Market Funds	227,347	—	—		227,347
Time Deposits	—	28,034	—		28,034
Futures Contracts (1)	69	—	—		69
Total Assets	$1,946,312	$14,428,982	$—		$16,375,294
Liabilities
Futures Contracts (1)	$(9)	$—	$—		$(9)
Total Liabilities	$(9)	$—	$—		$(9)

Tax Managed International Equity Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$1,143	$22,066	$—	$23,209
Consumer Discretionary	9,248	140,348	—	149,596
Consumer Staples	16,596	83,838	—	100,434
Energy	3,537	27,444	—	30,981
Financials	14,142	166,801	—	180,943
Healthcare	6,346	170,938	—	177,284
Industrials	9,378	172,581	—	181,959
Information Technology	18,386	111,785	—	130,171
Materials	597	84,737	—	85,334
Real Estate	—	7,783	—	7,783
Utilities	—	24,068	—	24,068
Preferred Stocks
Consumer Discretionary	—	7,535	—	7,535
Consumer Staples	—	63	—	63
Short-Term Investments
Money Market Funds	33,739	—	—	33,739
Time Deposits	—	2,508	—	2,508
Total Assets	$113,112	$1,022,495	$—	$1,135,607

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps, interest rate swaps and inflation linked swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

(2)	Includes a security valued less than one thousand

118	Annual Report • June 30, 2023

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

The Core Bond, Core Plus Bond, Large Cap Value, Small/Mid Cap Growth, Small/Mid Cap Value, Tax Managed Small/Mid Cap and International Equity Funds all held Level 3 securities at the end of the period. In the aggregate, securities classified as Level 3 in the Core Bond, Core Plus Bond, Large Cap Value, Small/Mid Cap Growth, Small/Mid Cap Value, Tax Managed Small/Mid Cap and International Equity Funds have been deemed immaterial with respect to each Fund.

The realized and unrealized gains/(losses) from Level 3 transactions are included with the net realized gain/(loss) on investments and net change in unrealized appreciation/(depreciation) on investments on the Statements of Operations, respectively.

5. DERIVATIVE INSTRUMENTS

Certain Funds use derivative instruments as part of their investment strategy to achieve their stated investment objective. The Funds’ derivative contracts held at period end are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities across derivative types that are subject to master netting arrangements in the Statements of Assets and Liabilities. There were no financial instruments subject to a netting agreement for which the Funds are not currently netting.

The following table lists the fair value of derivative instruments held by the Funds, by primary underlying risk and contract type, as included in the Statements of Assets and Liabilities at period end.

	Assets			Liabilities
	Unrealized Appreciation on Futures Contracts* (000s)	Swaps at Value* (000s)	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts (000s)	Unrealized Depreciation on Futures Contracts* (000s)	Swaps at Value* (000s)	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts (000s)
Interest Rate Risk:
Core Bond Fund	$2,297	$—	$—	$(10,645)	$—	$—
Core Plus Bond Fund	6,941	79,709	—	(65,863)	(133,495)	—
Municipal Bond Fund	2,121	—	—	—	—	—
Equity Risk:
Large Cap Growth Fund	102	—	—	—	—	—
Large Cap Value Fund	108	—	—	—	—	—
Small/Mid Cap Growth Fund	75	—	—	—	—	—
Small/Mid Cap Value Fund	123	—	—	—	—	—
International Equity Fund	69	—	—	(9)	—	—
Foreign Exchange Risk:
Core Plus Bond Fund	—	—	29,113	—	—	(20,295)
Credit Risk:
Core Plus Bond Fund	—	11,479	—	—	(2,123)	—

*

May include cumulative unrealized appreciation/(deprecation) as reported on the Summary Schedule of Investments. Only current day’s variation margin is reported on the Statements of Assets and Liabilities for exchange traded derivatives and centrally-cleared derivatives.

Annual Report • June 30, 2023	119

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

The following table lists the effect of derivative instruments held by the Funds, by primary underlying risk and contract type, on the Statements of Operations for the year ended June 30, 2023.

	Realized Gain/(Loss) on Derivatives recognized as a result of Operations			Net Change in Unrealized Appreciation/(Depreciation) on Derivatives recognized as a result of Operations
	Futures Contracts (000s)	Forward Foreign Currency Exchange Contracts (000s)	Swaps (000s)	Futures Contracts (000s)	Forward Foreign Currency Exchange Contracts (000s)	Swaps (000s)
Interest Rate Risk:
Core Bond Fund	$(56,960)	$—	$—	$(3,203)	$—	$—
Core Plus Bond Fund	(211,216)	—	(20,202)	(43,660)	—	(2,815)
Municipal Bond Fund	15,656	—	—	(1,860)	—	—
Municipal High-Income Bond Fund	(8)	—	—	—	—	—
Equity Risk:
Large Cap Growth Fund	2,495	—	—	348	—	—
Large Cap Value Fund	260	—	—	206	—	—
Small/Mid Cap Growth Fund	181	—	—	133	—	—
Small/Mid Cap Value Fund	112	—	—	245	—	—
International Equity Fund	842	—	—	122	—	—
Foreign Exchange Risk:
Core Plus Bond Fund	—	37,719	—	—	(2,775)	—
Credit Risk:
Core Plus Bond Fund	—	—	(4,766)	—	—	45,978

The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of June 30, 2023:

Core Plus Bond Fund
		Gross Amounts of Recognized Assets Presented in the Statements of Assets & Liabilities (000s)			Gross Amounts not offset in the Statements of Assets & Liabilities (000s)
Counterparty	Investment Type		Gross Amounts Available for Offset (000s)	Net Amounts (000s)	Financial Instruments	Collateral Received	Net Amount (000s)
Bank of America	Interest Rate Swap Contracts	$118	$(31)	$87	$—	$—	$87
Bank of America	Forward Foreign Currency Exchange Contracts	6,975	(700)	6,275	—	(6,275)	—
Barclays Bank	Credit Default Swap Contracts	214	(50)	164	—	—	164
Barclays Bank	Forward Foreign Currency Exchange Contracts	11	(11)	—	—	—	—

120	Annual Report • June 30, 2023

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Core Plus Bond Fund
		Gross Amounts of Recognized Assets Presented in the Statements of Assets & Liabilities (000s)			Gross Amounts not offset in the Statements of Assets & Liabilities (000s)
Counterparty	Investment Type		Gross Amounts Available for Offset (000s)	Net Amounts (000s)	Financial Instruments	Collateral Received	Net Amount (000s)
BNP Paribas	Forward Foreign Currency Exchange Contracts	$2,740	$(2,740)	$—	$—	$—	$—
Citibank	Interest Rate Swap Contracts	311	(22)	289	—	—	289
Citibank	Forward Foreign Currency Exchange Contracts	35	(23)	12	—	—	12
Deutsche Bank	Forward Foreign Currency Exchange Contracts	6,479	(50)	6,429	—	(6,429)	—
Goldman Sachs	Credit Default Swap Contracts	67	(67)	—	—	—	—
Goldman Sachs	Interest Rate Swap Contracts	11	—	11	—	—	11
Goldman Sachs	Forward Foreign Currency Exchange Contracts	956	(428)	528	—	—	528
J.P. Morgan	Credit Default Swap Contracts	1	(1)	—	—	—	—
J.P. Morgan	Forward Foreign Currency Exchange Contracts	11,720	(2,444)	9,276	—	(8,082)	1,194
Morgan Stanley	Credit Default Swap Contracts	64	(64)	—	—	—	—
Morgan Stanley	Forward Foreign Currency Exchange Contracts	197	(197)	—	—		—
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		29,899	(6,828)	23,071	—	(20,786)	2,285

Annual Report • June 30, 2023	121

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

		Gross Amounts of Recognized Liabilities Presented in the Statements of Assets & Liabilities (000s)			Gross Amounts not offset in the Statements of Assets & Liabilities (000s)
Counterparty	Investment Type		Gross Amounts Available for Offset (000s)	Net Amounts (000s)	Financial Instruments	Collateral Pledged	Net Amount (000s)
Bank of America	Credit Default Swap Contracts	$72	$—	$72	$—	$—	$72
Bank of America	Interest Rate Swap Contracts	31	(31)	—	—	—	—
Bank of America	Forward Foreign Currency Exchange Contracts	700	(700)	—	—	—	—
Barclays Bank	Credit Default Swap Contracts	50	(50)	—	—	—	—
Barclays Bank	Forward Foreign Currency Exchange Contracts	382	(11)	371	—	—	371
BNP Paribas	Credit Default Swap Contracts	41	—	41	—	—	41
BNP Paribas	Forward Foreign Currency Exchange Contracts	9,024	(2,740)	6,284	—	—	6,284
Citibank	Interest Rate Swap Contracts	22	(22)	—	—	—	—
Citibank	Forward Foreign Currency Exchange Contracts	23	(23)	—	—	—	—
Deutsche Bank	Forward Foreign Currency Exchange Contracts	50	(50)	—	—	—	—
Goldman Sachs	Credit Default Swap Contracts	339	(67)	272	—	—	272
Goldman Sachs	Forward Foreign Currency Exchange Contracts	428	(428)	—	—	—	—

122	Annual Report • June 30, 2023

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

		Gross Amounts of Recognized Liabilities Presented in the Statements of Assets & Liabilities (000s)			Gross Amounts not offset in the Statements of Assets & Liabilities (000s)
Counterparty	Investment Type		Gross Amounts Available for Offset (000s)	Net Amounts (000s)	Financial Instruments	Collateral Pledged	Net Amount (000s)
J.P. Morgan	Credit Default Swap Contracts	$97	$(1)	$96	$—	$—	$96
J.P. Morgan	Forward Foreign Currency Exchange Contracts	2,444	(2,444)	—	—	—	—
Morgan Stanley	Credit Default Swap Contracts	226	(64)	162	—	—	162
Morgan Stanley	Forward Foreign Currency Exchange Contracts	7,234	(197)	7,037	—	—	7,037
UBS	Forward Foreign Currency Exchange Contracts	10	—	10	—	—	10
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		21,173	(6,828)	14,345	—	—	14,345

The Funds’ average monthly notional amount of derivatives during the year ended June 30, 2023 were as follows:

	Core Bond Fund (000s)	Core Plus Bond Fund* (000s)	Municipal Bond Fund (000s)	Municipal High-Income Bond Fund** (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)	Small/Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	International Equity Fund* (000s)
Futures Contracts
Average Notional Balance – Long	$899,887	$5,092,612	$—	$558	$9,410	$4,770	$2,979	$3,558	$5,398
Average Notional Balance – Short	(92,851)	(655,314)	(284,986)	—	—	—	—	—	—
Forward Foreign Currency Exchange Contracts
Average Amounts – Purchased	—	1,690,791	—	—	—	—	—	—	—
Average Amounts – Sold	—	(1,060,984)	—	—	—	—	—	—	—
Credit Default Swaps
Average Amounts – Buy Protection	—	53,455	—	—	—	—	—	—	—
Average Amounts – Sell Protection	—	(591,663)	—	—	—	—	—	—	—
Interest Rate Swaps
Average Amounts – Pays Fixed Rate	—	781,715	—	—	—	—	—	—	—
Average Amounts – Receives Fixed Rate	—	(1,766,552)	—	—	—	—	—	—	—

Annual Report • June 30, 2023	123

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

	Core Bond Fund (000s)	Core Plus Bond Fund* (000s)	Municipal Bond Fund (000s)	Municipal High-Income Bond Fund** (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)	Small/Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	International Equity Fund* (000s)
Total Return Swaps
Average Amounts – Long	$—	$6,528	$—	$—	$—	$—	$—	$—	$—
Average Amounts – Short	—	(15,873)	—	—	—	—	—	—	—
Inflation Linked Swaps
Average Amounts – Receives Floating Rate	—	33,906	—	—	—	—	—	—	—
Average Amounts – Pays Floating Rate	—	(1,664)	—	—	—	—	—	—	—

*	Notional amounts shown have been converted to USD.

**	Fund inception date was April 13, 2023.

6. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser acts as investment adviser to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust. The Adviser is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Funds’ investments.

The Adviser provides the Trust with such investment research, advice and investment supervision as the Trust may from time to time consider necessary for the proper management of the investments of the Funds and furnishes continuously an investment program for the Funds. In fulfilling this obligation, the Adviser, among other things, recommends the hiring and termination, and monitors the ongoing performance, of the investment advisers (the “Sub-advisers”) and allocates Fund assets among the Sub-advisers.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Funds pay the Adviser an investment advisory fee at an annual rate based on a percentage of each Fund’s average daily net assets. For its advisory services, the investment advisory fee shall be accrued daily by the Fund and paid to the Adviser on the first business day of the succeeding month. In an effort to pass along lower fund expenses to shareholders, the Adviser does not retain any portion of the advisory fees. The Adviser has contractually agreed to waive its advisory fees for each Fund to the extent advisory fees to be paid to the Adviser exceed the aggregate advisory fees the Fund is required to pay its Sub-advisers. The annual advisory fee and amounts of advisory fees waived by the Adviser during the period ended June 30, 2023 are noted in the table below:

Fund	Annual Management Fee	Management Fees Waived by Adviser (000s)
Core Bond Fund	0.32%	$34,663
Core Plus Bond Fund	0.36	67,264
Municipal Bond Fund	0.36	27,443
Municipal High-Income Bond Fund	0.36	1,045
Large Cap Growth Fund	0.44	49,578
Large Cap Value Fund	0.44	36,347
Tax Managed Large Cap Fund	0.44	3,094
Small/Mid Cap Growth Fund	0.64	17,136
Small/Mid Cap Value Fund	0.64	15,880
Tax Managed Small/Mid Cap Fund	0.64	1,255
International Equity Fund	0.60	39,996
Tax Managed International Equity Fund	0.60	1,804

None of the advisory fees waived by the Adviser pursuant to the agreement described above are subject to recoupment by the Adviser.

124	Annual Report • June 30, 2023

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

The Adviser has selected and the Board has approved the following Sub-advisers to sub-advise discrete portions of each of the Fund’s assets:

Fund	Sub-advisers
Core Bond Fund	Robert W. Baird & Co., Inc. J.P. Morgan Investment Management, Inc. Loomis, Sayles & Company, L.P. PGIM, Inc.
Core Plus Bond Fund	Pacific Investment Management Company LLC Loomis, Sayles & Company, L.P. Metropolitan West Asset Management, LLC * BlackRock Investment Management, LLC
Municipal Bond Fund	FIAM, LLC BlackRock Investment Management, LLC MacKay Shields LLC
Municipal High-Income Bond Fund	Capital International, Inc. T. Rowe Price Associates, Inc.
Large Cap Growth Fund	Lazard Asset Management LLC Sustainable Growth Advisers, LP Jennison Associates LLC BlackRock Investment Management, LLC
Large Cap Value Fund	Barrow, Hanley, Mewhinney & Strauss, LLC Wellington Management Company LLP Artisan Partners Limited Partnership BlackRock Investment Management, LLC T. Rowe Price Associates, Inc. LSV Asset Management
Tax Managed Large Cap Fund	Barrow, Hanley, Mewhinney & Strauss, LLC ClearBridge Investments, LLC Parametric Portfolio Associates, LLC T. Rowe Price Associates, Inc.
Small/Mid Cap Growth Fund

Champlain Investment Partners, LLC

Eagle Asset Management, Inc.

Stephens Investment Management Group, LLC

BlackRock Investment Management, LLC

Artisan Partners Limited Partnership

Driehaus Capital Management LLC

Victory Capital Management Inc.

Small/Mid Cap Value Fund

Boston Partners Global Investors, Inc.

Vaughan Nelson Investment Management, L.P.

Silvercrest Asset Management Group LLC

BlackRock Investment Management, LLC

LSV Asset Management

MFS Investment Management

Diamond Hill Capital Management, Inc.

American Century Investment Management, Inc.

Tax Managed Small/Mid Cap Fund

AllianceBernstein L.P.

Goldman Sachs Asset Management L.P.

J.P. Morgan Investment Management, Inc.

Neuberger Berman Investment Advisers, LLC

Parametric Portfolio Associates, LLC

Allspring Global Investments, LLC

International Equity Fund

Baillie Gifford Overseas Limited

Mondrian Investment Partners Limited

WCM Investment Management, LLC

BlackRock Investment Management, LLC

Pzena Investment Management, LLC

Marathon Asset Management Limited

Tax Managed International Equity Fund	Parametric Portfolio Associates, LLC Pzena Investment Management, LLC T. Rowe Price Associates, Inc. Walter Scott & Partners Limited

*

Blackrock has entered into a sub-sub-advisory agreement with each of Blackrock International Limited (“BIL”), a U.K.-based affiliate of Blackrock, and Blackrock (Singapore) Limited (“BRS”), a Singapore-based affiliate of Blackrock, to facilitate the provision of advice and trading out of non-U.S. jurisdictions. BIL and BRS, each registered as an investment adviser with the SEC, organized in 1995 and 2000, respectively.

Annual Report • June 30, 2023	125

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Subject to the supervision of the Adviser, the Sub-advisers provide the Funds, among other services, a continuous investment program and determine from time to time which securities or other investments shall be purchased, sold or exchanged for the Funds, including providing or obtaining such services as may be necessary in managing, acquiring or disposing of securities, cash or other investments. For their services as Sub-advisers to the Funds, each Sub-adviser is entitled to receive fees directly from each Fund it serves, except that any fees payable to BIL or BRS for their services as sub-sub-advisers to the Core Plus Bond Fund would be paid by BlackRock (and not the Adviser or the Core Plus Bond Fund).

Pursuant to an operating expense limitation agreement between the Adviser and the Funds, effective until October 28, 2023 (the “Expense Limitation Agreement”), the Adviser has contractually agreed to waive its fees and/or reimburse Fund expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and non-routine expenses) to limit total annual fund operating expenses after fee waivers and/or expense reimbursements to each of the amounts listed below (each an “Expense Cap”).

Fund	Expense Cap
Core Bond Fund	0.48%
Core Plus Bond Fund	0.42
Municipal Bond Fund	0.48
Municipal High-Income Bond Fund	0.48
Large Cap Growth Fund	0.51
Large Cap Value Fund	0.51
Tax Managed Large Cap Fund	0.51
Small/Mid Cap Growth Fund	0.73
Small/Mid Cap Value Fund	0.73
Tax Managed Small/Mid Cap Fund	0.73
International Equity Fund	0.67
Tax Managed International Equity Fund	0.67

Any fee reductions or expense payments made by the Adviser pursuant to the Expense Limitation Agreement are subject to reimbursement by a Fund, if requested by the Adviser in the thirty-six (36) month period following such fee waiver and/or expense payment, if the aggregate amount actually paid by the Fund toward its aggregate operating expenses, as accrued each month (taking into account the reimbursement) does not exceed the applicable Expense Cap accrued for such month (a) at the time of the fee waiver and/or expense payment and (b) at the time of the reimbursement.

For the year ended June 30, 2023, the Adviser recouped $47,785, $48,812 and $59,497 from the Tax Managed Large Cap, Tax Managed Small/Mid Cap and Tax Managed International Equity Funds, respectively. There are no amounts available for potential future recoupment by the Adviser as of June 30, 2023.

Administrator – Brown Brothers Harriman & Co. (“BBH”) acts as Administrator to the Trust pursuant to an Administrative Agency Agreement. As Administrator, BBH provides certain services to the Trust, including, among other responsibilities, administrative, tax, legal, accounting services, portfolio compliance monitoring, and financial reporting for the maintenance and operations of the Funds. In addition, BBH makes available the personnel and facilities to provide such services. In its capacity as Administrator, BBH does not have any responsibility or authority for the portfolio management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. Pursuant to the Administrative Agency Agreement, the Trust has agreed to pay such compensation as is mutually agreed upon from time to time and such out-of-pocket expenses as incurred by BBH in the performance of its duties. The amounts paid directly to the Administrator by the Funds for administrative services are included in the Administration fee in the Statements of Operations.

126	Annual Report • June 30, 2023

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Custodian – BBH also acts as Custodian to the Trust. In this capacity, BBH holds all cash and, directly or through a book entry system or an agent, securities of each Fund, delivers and receives payment for securities sold by such Fund, collects income from investments of each Fund and performs other duties as set forth in the Custodian Agreement between the Trust, on behalf of the Funds, and BBH. Custodian fees are paid monthly and based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. The amounts paid directly to the Custodian by the Funds for custody services are included in Custody fees in the Statements of Operations.

Trustees – Trustee fees and expenses displayed in the Statements of Operations include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined by the 1940 Act (an “Independent Trustee”) of the Trust or a non-Edward Jones interested trustee. The Trustees who are affiliated with the Adviser or its parent company, are not compensated by the Trust.

Affiliated Transactions – The Funds may participate in purchase and sale transactions with other Funds or accounts that have a common investment adviser or Sub-adviser, commonly referred to as “cross trades.” These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security.

During the year ended June 30, 2023, the aggregate value of purchases and sales of cross trades with other Funds or accounts were as follows:

	Purchases (000s)	Sales (000s)	Realized Gain/(Loss) (000s)
Core Plus Bond Fund	$741	$—	$—
Large Cap Growth Fund	231,027	153,251	4,240
Large Cap Value Fund	95,899	108,870	19,756
Small/Mid Cap Growth Fund	74,323	72,968	(4,637)
Small/Mid Cap Value Fund	68,442	86,583	5,849
International Equity Fund	62,892	61,276	(5,795)

7. INTERFUND LENDING AGREEMENT

On June 1, 2016, the Funds received exemptive relief from the SEC to enter into a master interfund lending agreement with each other that permits each Fund to lend money directly to and borrow money directly from other Funds for temporary purposes. Each Fund may lend, in the aggregate, up to 15% of its current net assets at the time of the loan but no more than 5% of its lending Fund’s net assets may be loaned to a single fund. A loan under the agreement will not exceed duration of seven days and interest is charged on borrowings at a rate determined based on current short-term market interest rates and short-term lending rates available to the Funds. As of June 30, 2023, the Funds have yet to lend under this agreement.

Annual Report • June 30, 2023	127

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

8. INVESTMENT TRANSACTIONS

For the year or period ended June 30, 2023, purchases and sales of investment securities, other than short-term investments, were as follows:

	Core Bond Fund (000s)	Core Plus Bond Fund (000s)	Municipal Bond Fund (000s)	Municipal High- Income Bond Fund* (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)
Purchases:
U.S. Government	$19,282,598	$58,341,575	$—	$237	$—	$—
Other	5,140,248	8,185,690	5,665,127	344,866	7,571,987	3,305,314
Sales:
U.S. Government	19,297,514	57,161,266	8	3	—	—
Other	5,152,151	9,852,802	2,931,405	125,618	3,790,469	5,242,829

	Tax Managed Large Cap Fund (000s)	Small/Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	Tax Managed Small/Mid Cap Fund (000s)	International Equity Fund (000s)	Tax Managed International Equity Fund (000s)
Purchases:
U.S. Government	$—	$—	$—	$—	$—	$—
Other	2,287,088	4,577,909	2,576,650	831,088	3,471,748	938,360
Sales:
U.S. Government	—	—	—	—	—	—
Other	282,346	3,697,078	2,457,824	177,329	2,768,297	78,289

*	Fund inception date was April 13, 2023.

9. CAPITAL TRANSACTIONS

(Amounts in thousands)

During the year ended June 30, 2023, the Municipal Bond Fund redeemed 191,378 shares via a redemption-in-kind with total proceeds in the amount of $1,900,387. The net realized loss of $128,986 was not realized for federal tax purposes.

The redemption-in-kind proceeds from the Municipal Bond Fund were contributed in-kind on April 14, 2023 to the Municipal High-Income Bond Fund through a transfer of investment securities and cash in the amount of $1,900,387. On April 21, 2023, the Municipal High-Income Bond Fund received a second contribution-in-kind of investment securities and cash in the amount of $293,184.

10. FEDERAL INCOME TAX INFORMATION

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary differences and permanent reclassifications have no effect on net assets. For the fiscal year or period ended June 30, 2023, the Funds made permanent book-to-tax reclassifications primarily related to the treatment of foreign currency, passive foreign investment company sales adjustments, paydowns, utilization of earnings and profits distributed to shareholders on redemption of shares, differences between book and tax accretion methods, and redemptions-in-kind to fund shareholders.

128	Annual Report • June 30, 2023

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

For the fiscal year or period ended June 30, 2023, the Funds made the following reclassifications between total distributable earnings and paid-in capital:

	Total Distributable Earnings/(Loss) (000s)	Paid-in Capital (000s)
Core Bond Fund*	$0	$0
Core Plus Bond Fund	(26)	26
Municipal Bond Fund	132,004	(132,004)
Municipal High-Income Bond Fund	—	—
Large Cap Growth Fund	163	(163)
Large Cap Value Fund	(21,472)	21,472
Tax Managed Large Cap Fund	—	—
Small/Mid Cap Growth Fund	(41)	41
Small/Mid Cap Value Fund*	0	0
Tax Managed Small/Mid Cap Fund	—	—
International Equity Fund	(2,000)	2,000
Tax Managed International Equity Fund*	0	0

*	A zero balance may reflect actual amounts rounding to less than one thousand.

At June 30, 2023, gross unrealized appreciation and (depreciation) of investments and derivative contracts based on cost for federal income tax purposes were as follows:

	Core Bond Fund (000s)	Core Plus Bond Fund (000s)	Municipal Bond Fund (000s)	Municipal High-Income Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)
Tax Cost of Portfolio	$18,439,363	$35,315,608	$11,914,567	$2,386,833	$16,277,769	$12,792,608

Gross Unrealized App	$32,579	$356,910	$91,237	$14,469	$7,042,067	$4,894,870
Gross Unrealized Dep	(1,692,834)	(2,866,786)	(394,317)	(30,855)	(484,922)	(651,912)

Net Unrealized App/(Dep)	$(1,660,255)	$(2,509,876)	$(303,080)	$(16,386)	$6,557,145	$4,242,958

	Tax Managed Large Cap Fund (000s)	Small/Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	Tax Managed Small/ Mid Cap Fund (000s)	International Equity Fund (000s)	Tax Managed International Equity Fund (000s)
Tax Cost of Portfolio	$2,165,251	$5,832,555	$5,495,108	$730,204	$15,050,319	$995,697

Gross Unrealized App	$402,934	$1,675,554	$1,711,419	$117,435	$3,294,749	$168,324
Gross Unrealized Dep	(38,088)	(383,289)	(399,854)	(17,286)	(1,969,783)	(28,414)

Net Unrealized App/(Dep)	$364,846	$1,292,265	$1,311,565	$100,149	$1,324,966	$139,910

The differences between book basis and tax basis appreciation/(depreciation) on investments is primarily attributable to wash sale loss deferrals, and differences in the tax treatment of mark to market on passive foreign investment companies, mark to market on derivatives, non-REIT return of capital, outstanding partnership basis, the amortization of premiums and defaulted bond accrual.

Annual Report • June 30, 2023	129

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

As of June 30, 2023, the components of distributable earnings/(losses) on a tax basis were as follows:

	Core Bond Fund (000s)	Core Plus Bond Fund (000s)	Municipal Bond Fund (000s)	Municipal High-Income BondFund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)
Accumulated Capital and Losses (1)	$(824,507)	$(2,630,587)	$(203,349)	$(94)	$(397,588)	$—
Other (2)(3)	(196)	(2,269)	(15)	—	(2)	(1)
Undistributed Ordinary Income	2,785	30,774	—	—	92,350	—
Undistributed Tax Exempt Income	—	—	5,386	666	—	—
Undistributed Long Term Capital Gain	—	—	—	—	—	509,540
Unrealized Appreciation/(Depreciation)	(1,660,111)	(2,508,985)	(303,080)	(16,419)	6,557,145	4,242,974

Total Distributable Earnings/(Loss)	$(2,482,029)	$(5,111,067)	$(501,058)	$(15,847)	$6,251,905	$4,752,513

	Tax Managed Large Cap Fund (000s)	Small/Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	Tax Managed Small/ Mid Cap Fund (000s)	International Equity Fund (000s)	Tax Managed International Equity Fund (000s)
Accumulated Capital and Losses (1)	$(50,688)	$(654,796)	$—	$(36,810)	$(191,586)	$(12,201)
Other (2)(3)	—	—	—	—	(10)	—
Undistributed Ordinary Income	14,751	8,040	45,763	3,374	309,730	18,153
Undistributed Tax Exempt Income	—	—	—	—	—	—
Undistributed Long Term Capital Gain	—	—	89,143	—	—	—
Unrealized Appreciation/(Depreciation)	364,846	1,292,265	1,311,565	100,149	1,311,900	139,957

Total Distributable Earnings/(Loss)	$328,909	$645,509	$1,446,471	$66,713	$1,430,034	$145,909

(1)	Includes capital loss carryforwards.

(2)	Includes straddle loss deferrals.

(3)	A zero balance may reflect actual amounts rounding to less than one thousand.

At June 30, 2023, the Funds had the following capital loss carryforwards. The capital loss carryforwards do not have an expiration date and will retain their character as either short-term or long-term capital losses. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

	Core Bond Fund (000s)	Core Plus Bond Fund (000s)	Municipal Bond Fund (000s)	Municipal High-Income Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)
Short-Term	$414,822	$1,378,590	$77,760	$90	$348,406	$—
Long-Term	409,685	1,251,997	125,589	4	49,182	—

	$824,507	$2,630,587	$203,349	$94	$397,588	$—

	Tax Managed Large Cap Fund (000s)	Small/Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	Tax Managed Small/Mid Cap Fund (000s)	International Equity Fund (000s)	Tax Managed International Equity Fund (000s)
Short-Term	$ 50,396	$654,796	$—	$36,810	$36,421	$12,201
Long-Term	292	—	—	—	155,165	—

	$ 50,688	$654,796	$—	$36,810	$191,586	$12,201

The tax character of distributions paid by the Funds during the fiscal periods ended June 30, 2023 and June 30, 2022 were as follows:

	Core Bond Fund (000s)		Core Plus Bond Fund (000s)		Municipal Bond Fund (000s)		Municipal High-Income Bond Fund (000s)
	2023	2022	2023	2022	2023	2022	2023
Distributions paid from:
Ordinary Income(1)	$560,827	$414,458	$1,203,781	$736,321	$14,934	$1,722	$995
Tax Exempt Income	—	—	—	—	309,447	207,681	19,479
Long-term Capital Gains	—	26,564	—	77,883	—	—	—
Return of Capital	—	—	—	—	—	—	—

Total Distributions Paid	$560,827	$441,022	$1,203,781	$814,204	$324,381	$209,403	$20,474

130	Annual Report • June 30, 2023

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

	Large Cap Growth Fund (000s)		Large Cap Value Fund (000s)		Tax Managed Large Cap Fund (000s)		Small/Mid Cap Growth Fund (000s)
	2023	2022	2023	2022	2023	2022	2023	2022
Distributions paid from:
Ordinary Income(1)	$130,160	$709,609	$404,103	$593,022	$6,368	$—	$10,849	$253,410
Tax Exempt Income	—	—	—	—	—	—	—	—
Long-term Capital Gains	—	662,343	937,296	696,643	—	—	—	712,168
Return of Capital	—	—	—	—	—	—	—	—

Total Distributions Paid	$130,160	$1,371,952	$1,341,399	$1,289,665	$6,368	$—	$10,849	$965,578

	Small/Mid Cap Value Fund (000s)		Tax Managed Small/Mid Cap Fund (000s)		International Equity Fund (000s)		Tax Managed International Equity Fund (000s)
	2023	2022	2023	2022	2023	2022	2023	2022
Distributions paid from:
Ordinary Income(1)	$70,751	$327,837	$1,763	$—	$269,812	$676,301	$2,948	$—
Tax Exempt Income	—	—	—	—	—	—	—	—
Long-term Capital Gains	352,660	409,506	—	—	66,503	683,476	—	—
Return of Capital	—	—	—	—	—	—	—	—

Total Distributions Paid	$423,411	$737,343	$1,763	$—	$336,315	$1,359,777	$2,948	$—

(1)	Ordinary Income includes net short-term capital gains, if any.

11. RISKS

Investing in the Funds may involve certain risks including, but not limited to, those described below. Please refer to the Funds’ prospectuses and statements of additional information for more information on risks associated with investing in the Funds.

a) Interest Rate Risk – Certain Funds invest in fixed-income securities that change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Alternatively, if rates fall, the value of these investments generally increases. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly. A rise in interest rates may, in turn, increase volatility and reduce liquidity in the fixed-income markets and result in a decline in the value of the fixed-income investments held by the Funds. The value of a fixed-income security with greater duration will be more sensitive to changes in interest rates than a similar security with shorter duration. Duration is a measure of the sensitivity of the price of a fixed-income security (or a portfolio of fixed-income securities) to changes in interest rates. The prices of fixed-income securities with shorter duration generally will be less affected by changes in interest rates than the prices of fixed-income securities with greater duration. For example, a five-year duration means the fixed-income security is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%, holding other factors constant. Usually, the changes in the value of fixed-income securities will not affect cash income generated, but may affect the value of an investment in the Fund. Floating rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the benchmark rate chosen, frequency of reset and reset caps or floors, among other things). Zero coupon bonds have longer durations than coupon-bearing bonds with comparable maturities and generally experience greater volatility in response to changing interest rates. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed-income securities with similar durations. Interest rate changes can be sudden and unpredictable, and a wide variety of factors can cause interest rates to rise or fall. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from performance to the extent the Funds are exposed to such interest rates and/or volatility.

b) Liquidity Risk – Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent a Fund from selling securities or closing derivative positions at desirable times or prices. During times of significant market or economic turmoil, usually liquid markets for certain of a Fund’s investments may experience

Annual Report • June 30, 2023	131

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

extreme reductions in buy-side demand, which may result in values of a Fund’s portfolio securities declining significantly over short or extended periods of time. These reductions in value may occur regardless of whether there has been a change in interest rates or a change in the credit rating of the issuer of the security. Under certain adverse market or economic conditions, Fund investments previously determined to be liquid may be deemed to be illiquid, and, because of regulatory limitations on investments in illiquid securities, a Fund may not be able to make or gain the desired level of exposure to certain investments that it otherwise would.

c) Redemption Risk – A Fund may experience losses when selling securities to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during adverse market conditions. Because the Funds currently are available only to participants in a single asset allocation program, a reduction in the allocation of program assets to the Funds could result in one or more large redemption requests. Moreover, as a result of the requirement that a Fund satisfy redemption requests even during times of significant market or economic turmoil, a Fund may be forced to sell portfolio securities during periods of reduced liquidity when prices are rapidly declining. This may require a Fund to realize investment losses at times that a Sub-adviser believes that it would have been advisable to hold a particular investment until a more orderly sale could occur or the market recovers.

d) Credit Risk – There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by a Fund. Such defaults could result in losses to a Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

A Fund may invest in securities that are rated in the lowest investment grade category. Such securities may exhibit speculative characteristics similar to high yield securities, and issuers of such securities may be more vulnerable to changes in economic conditions than issuers of higher grade securities.

e) Counterparty Risk – When a Fund enters into an investment contract, such as a derivative or a repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that a Fund buys a security from a seller (counterparty) that agrees to repurchase the security at an agreed upon price and time, but the counterparty later fails to repurchase the security.

f) Market Risk – Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed-income markets. As a result, a Fund’s value may fluctuate and/or a Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market. The interconnection of international markets means that events in one country or region may affect the markets in other countries and regions, increasing the likelihood that regulatory events, inflation, interest rates, government defaults, government shutdowns, wars, regional conflicts, social unrest, natural disasters, acts of terrorism, infectious illness or other public health issues and recessions could affect the securities market. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

As it pertains to infectious illness, the coronavirus (COVID-19) pandemic and the ongoing responses of the U.S. government and various state, local and foreign governments have adversely affected global business activities and

132	Annual Report • June 30, 2023

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

have resulted in significant uncertainty in the global economy and volatility in financial markets. Although vaccines for COVID-19 have become more widely available, the duration of the COVID-19 outbreak and its variants and its full impacts are unknown, resulting in a high degree of uncertainty for potentially extended periods of time, especially in certain sectors in which a Fund may make investments. The impact of these events and other epidemics or pandemics in the future could adversely affect a Fund’s performance.

As it pertains to wars and regional conflicts, Russia’s large-scale invasion of Ukraine on February 24, 2022 and the resulting responses by the United States and other countries could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia, certain Russian individuals, banking entities and corporations, and Belarus as a response to Russia’s invasion of Ukraine and may impose sanctions on other countries that provide military or economic support to Russia. The extent and duration of Russia’s military actions or future escalation of such hostilities, and the extent and impact of the resulting sanctions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions, including cyber-attacks) are impossible to predict, but could result in significant market disruptions, including in certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could have a significant impact on a Fund’s performance and the value of the Fund’s investments, even if the Fund does not have direct exposure to Russian issuers or issuers in other countries affected by the invasion.

g) Equity Risk – Since certain Funds purchase equity securities, those Funds are subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

h) Multi-Manager and Multi-Style Management Risk – Fund performance is dependent upon the success of the Adviser and the Sub-advisers in implementing a Fund’s investment strategies in pursuit of its objective. To a significant extent, a Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-advisers and its selection and oversight of the Sub-advisers and on a Sub-adviser’s skill in executing the relevant strategy and selecting investments for the Fund. There can be no assurance that the Adviser or Sub-advisers will be successful in this regard. In addition, because portions of each Fund’s assets are managed by different Sub-advisers using different styles/strategies, a Fund could experience overlapping security transactions. Certain Sub-advisers may be purchasing securities at the same time that other Sub-advisers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style. The Adviser’s and the Sub-advisers’ judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which a Fund invests may prove to be incorrect, and there is no guarantee that the Adviser’s or a Sub-adviser’s judgment will produce the desired results. In addition, a Fund may allocate its assets so as to under- or over-emphasize certain strategies or investments under market conditions that are not optimal, in which case a Fund’s value may be adversely affected.

i) Foreign Securities Risk – The securities of foreign issuers, including ADRs and GDRs and including securities of issuers in emerging market countries, may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the United States. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies, particularly in emerging markets, may be less stable than the U.S. Government and the U.S. economy.

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Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

j) Currency Risk – While the Funds’ net assets are valued in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are: (1) it may be expensive to convert foreign currencies into U.S. dollars and vice versa; (2) complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates; (3) government intervention may increase risks involved in purchasing or selling foreign currency options, forward foreign currency exchange contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces; (4) there may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis; (5) available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and (6) the inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

k) Geographic Focus Risk – To the extent that a significant portion of a Fund’s portfolio is invested in the securities of companies in a particular country or region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within that country or region. As a result, a Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

l) High Yield Securities Risk – High yield, or “junk”, securities involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s credit worthiness.

m) Cybersecurity Risk – The Funds and their service providers may be susceptible to operational, information, security and related risks. While the Funds’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders.

n) LIBOR Replacement Risk – The London Inter-Bank Offered Rate (“LIBOR”) is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021 and ceased for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Global regulators have advised market participants to cease entering into new contracts using LIBOR as a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

o) Taxation Risk – Certain Funds are managed to seek to minimize tax consequences to shareholders, but there is no guarantee that such Funds will be able to operate without incurring taxable income and gains to shareholders.

134	Annual Report • June 30, 2023

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Such Funds will engage in tax management techniques such as tax loss harvesting, whereby securities are sold in order to generate capital losses to offset current and future capital gains. However, there are certain risks inherent with tax loss harvesting, including the possibility that such activity does not improve the Fund’s after-tax returns. During certain market conditions, such as lower volatility periods and periods of strong economic growth, a Fund’s ability to generate capital losses to offset capital gains may be limited, which would limit the Fund’s ability to implement its tax loss harvesting strategy. In addition, because loss harvesting continuously decreases the cost-basis of a Fund’s portfolio, there is a risk that opportunities to realize losses may decrease over time.

Tax loss harvesting may also increase a Fund’s portfolio turnover rates. In addition, the “wash sales” rule will limit a Fund’s ability to currently recognize a loss from the tax loss harvesting strategy when selling and purchasing substantially identical assets within a 61-day window (i.e., a period beginning 30 days before the date of such purchase or the sale and ending 30 days after such date). In such a case, the basis of the newly purchased securities will be adjusted to reflect the disallowed loss.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (“Topic 848”): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit LIBOR quotes by the UK Financial Conduct Authority (FCA). In 2021, the UK Financial Conduct Authority (FCA) delayed the intended cessation date of certain tenors of USD LIBOR to June 30, 2023.

The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. To ensure the relief in Topic 848 covers the period of time during which a significant number of modifications may take place, the amendments in the proposed ASU have deferred the sunset date of Topic 848 from December 31, 2022, to December 31, 2024, after which entities would no longer be permitted to apply the relief in Topic 848. At this time, management has determined there has been no impact of the ASU’s adoption to the Funds’ financial statements and various filings.

Annual Report • June 30, 2023	135

Bridge Builder Mutual Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Bridge Builder Trust and Shareholders of Bridge Builder Core Bond Fund, Bridge Builder Core Plus Bond Fund, Bridge Builder Municipal Bond Fund, Bridge Builder Municipal High-Income Bond Fund, Bridge Builder Large Cap Growth Fund, Bridge Builder Large Cap Value Fund, Bridge Builder Tax Managed Large Cap Fund, Bridge Builder Small/Mid Cap Growth Fund, Bridge Builder Small/Mid Cap Value Fund, Bridge Builder Tax Managed Small/Mid Cap Fund, Bridge Builder International Equity Fund, and Bridge Builder Tax Managed International Equity Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of investments, of each of the funds listed in the table below (twelve of the funds constituting Bridge Builder Trust, hereafter collectively referred to as the “Funds”) as of June 30, 2023, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2023, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Bridge Builder Core Bond Fund (1)

Bridge Builder Core Plus Bond Fund (1)

Bridge Builder Municipal Bond Fund (1)

Bridge Builder Large Cap Growth Fund (1)

Bridge Builder Large Cap Value Fund (1)

Bridge Builder Tax Managed Large Cap Fund (2)

Bridge Builder Small/Mid Cap Growth Fund (1)

Bridge Builder Small/Mid Cap Value Fund (1)

Bridge Builder Tax Managed Small/Mid Cap Fund (2)

Bridge Builder International Equity Fund (1)

Bridge Builder Tax Managed International Equity Fund (2)

Bridge Builder Municipal High-Income Bond Fund (3)

(1) Statement of operations for the year ended June 30, 2023 and statements of changes in net assets for the years ended June 30, 2023 and 2022

(2) Statement of operations for the year ended June 30, 2023 and statements of changes in net assets for the year ended June 30, 2023 and the period June 1, 2022 (inception date) through June 30, 2022

(3) Statement of operations and statement of changes in net assets for the period April 13, 2023 (inception date) through June 30, 2023

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

136	Annual Report • June 30, 2023

Bridge Builder Mutual Funds

Report of Independent Registered Public Accounting Firm (Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2023 by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Chicago, Illinois

August 25, 2023

We have served as the auditor of one or more investment companies in the Bridge Builder Trust since 2013.

Annual Report • June 30, 2023	137

Bridge Builder Mutual Funds

Trustees and Officers (Unaudited)

Independent Trustees of the Trust (1)

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex (4) Overseen by Trustees	Other Directorships Held During Past Five Years
Jean E. Carter (Born: 1957)	Trustee	Indefinite Term; Since Inception	Retired; Director of Investment Management Group for Russell Investment Group (1982-2005).	16	Trustee, Brandes U.S. registered mutual funds (2008-2020).
Craig A. Griffith (Born: 1958)	Trustee	Indefinite Term; Since April 2022	Retired; Partner at Sidley Austin LLP (1998-2019).	16	None.
Timothy J. Jacoby (Born: 1952)	Trustee	Indefinite Term; Since April 2022	Retired; Partner at Deloitte & Touche LLP (2000-2014).	16	Audit Committee Chair, Perth Mint Physical Gold ETF (AAAU) (2018-2020); Independent Trustee, Exchange Traded Concepts Trust (20 funds) (2014-present); Exchange Listed Funds Trust (19 funds) (2014-present).
Michelle M. Keeley (Born: 1964)	Trustee	Indefinite Term; Since August 2015	Retired; Executive Vice President, Ameriprise Financial Services, Inc. (2002-2010).	16	Independent Director, American Equity Life Holding Company (2020-2022); Independent Director, Federal Home Loan Bank of Des Moines (2015-2021).

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Trustees and Officers (Unaudited) (Continued)

Independent Trustees of the Trust (1)

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex (4) Overseen by Trustees	Other Directorships Held During Past Five Years
Heidi Stam (Born: 1956)	Trustee	Indefinite Term; Since April 2022	Retired; Managing Director and General Counsel, Vanguard (2005-2016).	16	Trustee, CBRE Global Real Estate Income Fund (2021-present); Vice Chair, Investor Advisory Committee, U.S. Securities and Exchange Commission (2020-2021); Committee Member, Investor Advisory Committee, U.S. Securities and Exchange Commission (2017-2021); Council Member, National Adjudicatory Council, FINRA (2017-2021).
David D. Sylvester (Born: 1950)	Trustee	Indefinite Term; Since April 2022	Retired; Portfolio Manager at Wells, Fargo & Co. (1979-2015).	16	Trustee, Minnehaha Academy (2017-2022).
John M. Tesoro (Born: 1952)	Chairman (since April 2022) and Trustee	Indefinite Term; Since Inception	Retired; Partner, KPMG LLP (2002-2012).	16	Independent Trustee, BBH Trust (8 funds) (2014-present); Director, Teton Advisors, Inc., registered investment adviser (2013-2021).

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Bridge Builder Mutual Funds

Trustees and Officers (Unaudited) (Continued)

Non-Edward Jones Interested Trustee of the Trust (2)

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex (4) Overseen by Trustees	Other Directorships Held During Past Five Years
Maureen Leary-Jago (Born: 1957)	Trustee	Indefinite Term; Since April 2022	Retired; Senior Global Advisor at MFS (2004-2016).	16	None.

Interested Trustees of the Trust (3)

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(4) Overseen by Trustees	Other Directorships Held During Past Five Years
Lena Haas (Born: 1975)	Trustee	Indefinite Term; Since April 2022	Principal, Wealth Management Advice and Solutions, Edward Jones, and General Partner, The Jones Financial Companies, LLLP (January 2022- present); Principal, Products (March 2020-December 2021) and Principal, Banking and Trust Services (November 2017-March 2020) at Edward Jones; Senior Vice President, Head of Investing Product Management and Retirement, E*TRADE Financial and President of E*TRADE Capital Management (2011-2017).	16	Director, Craft Alliance Center of Art and Design.
Merry L. Mosbacher (Born: 1958)	Trustee	Indefinite Term; Since January 2020	Subordinated Limited Partner, The Jones Financial Companies, LLLP (since 2020); Principal, Edward Jones, and General Partner, The Jones Financial Companies, LLLP (1986-2019); Associate, Edward Jones (1982-1985).	16	None.

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Trustees and Officers (Unaudited) (Continued)

Officers of the Trust

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex (4) Overseen by Trustees	Other Directorships Held During Past Five Years
Colleen R. Dean (Born: 1980)	President	Indefinite Term; Since June 2022	Director of Proprietary Funds Strategy and Management at Edward Jones (since 2022); Senior Vice President, PIMCO, and Assistant Treasurer or Deputy Treasurer for various PIMCO-sponsored mutual funds (2013-2022); Vice President, Cohen & Steers Capital Management (2006-2013).	N/A	N/A
Aaron J. Masek (Born: 1974)	Treasurer	Indefinite Term; Since July, 2016	Director, Finance, Edward Jones (since 2015); Vice President and Treasurer, AQR Funds (2010-2015).	N/A	N/A
Alan J. Herzog (Born: 1973)	Chief Compliance Officer, Vice President and Anti-Money Laundering Officer	Indefinite Term; Since March 2022	Principal, Compliance, Edward Jones, and General Partner, The Jones Financial Companies, L.L.L.P. (since 2013); Chief Compliance Officer, Anti-Money Laundering Officer and Vice President of the Trust (2015-2019).	N/A	N/A
Evan S. Posner (Born: 1979)	Secretary	Indefinite Term; Since July 2021	Associate General Counsel at Edward Jones (since 2018); Assistant Secretary of the Trust (2019-2021); Vice President, Counsel at Voya Investment Management (2012-2018).	N/A	N/A

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Bridge Builder Mutual Funds

Trustees and Officers (Unaudited) (Continued)

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex (4) Overseen by Trustees	Other Directorships Held During Past Five Years
Gregory M. Rees (Born: 1987)	Assistant Secretary	Indefinite Term; Since December 2022

Associate General Counsel at Edward Jones (since 2021); Assistant Vice President at State Street Bank & Trust Company (2019-2021); Fund Administration Legal Contractor for State Street Bank & Trust Company

(2017-2019).

				N/A	N/A

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)

Ms. Leary-Jago is treated as an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that she has an immediate family member who is considered an affiliated person of an existing investment sub-adviser to one of the portfolios of the Trust. However, Ms. Leary-Jago is not an affiliated person of Edward D. Jones & Co., L.P. or any of its affiliates and, therefore, serves as an independent trustee of the Edward Jones Money Market Fund, which is advised by the Adviser.

(3)

Ms. Haas and Ms. Mosbacher are “interested persons” of the Trust as defined by the 1940 Act by virtue of the fact that they are affiliated persons of the Adviser’s parent company, The Jones Financial Companies, L.L.L.P.

(4)

The “Fund Complex” is comprised of each Fund offered by the Trust, three of which are not included in this Annual Report, and the Edward Jones Money Market Fund. Each Trustee also serves as a Trustee of the Edward Jones Money Market Fund.

The business address of the Trustees and Officers is the address of the Trust: 12555 Manchester Road, St. Louis, MO 63131.

Each Fund’s Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-855-823-3611.

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Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements for the Traditional Funds (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of the Bridge Builder Trust (the “Trust”), including a majority of the Trustees who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements.

At an in-person meeting held on May 17-18, 2023 (the “May Renewal Meeting”), the Trustees, including the Independent Trustees, considered and approved the continuance of an investment advisory agreement (the “Advisory Agreement”) with Olive Street Investment Advisers, LLC (“Olive Street” or the “Adviser”) for the Bridge Builder Core Bond Fund (the “Core Bond Fund”), the Bridge Builder Core Plus Bond Fund (the “Core Plus Bond Fund”), the Bridge Builder Municipal Bond Fund (the “Municipal Bond Fund”), the Bridge Builder Large Cap Growth Fund (the “Large Cap Growth Fund”), the Bridge Builder Large Cap Value Fund (the “Large Cap Value Fund”), the Bridge Builder Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”), the Bridge Builder Small/Mid Cap Value Fund (the “Small/Mid Cap Value Fund”), and the Bridge Builder International Equity Fund (the “International Equity Fund”) (collectively, the “Funds” or the “Traditional Funds”). The Trustees, including the Independent Trustees, also considered and approved the continuance of an investment sub-advisory agreement or investment sub-sub-advisory agreement, as applicable (each, a “Sub-advisory Agreement” and collectively, the “Sub-advisory Agreements”), with each of the following Fund subadvisers or sub-subadvisers whose Sub-advisory Agreements were subject to renewal at the May Renewal Meeting (listed next to the Fund(s) for which it serves as subadviser or sub-subadviser) (each, a “Subadviser” and collectively, the “Subadvisers”):

Bridge Builder Fund	Sub-Advisers and Sub-Sub-Advisers
Core Bond Fund	Robert W. Baird & Co. Inc. (“Baird”) J.P. Morgan Investment Management Inc. (“J.P. Morgan”) Loomis, Sayles & Company, L.P. (“Loomis”) PGIM, Inc. (“PGIM”)
Core Plus Bond Fund

Pacific Investment Management Company LLC (“PIMCO”)

Loomis

Metropolitan West Asset Management, LLC (“MetWest”)

BlackRock Investment Management, LLC* (“BIM”)

BlackRock International Limited (UK) (Sub-sub-adviser)*

BlackRock (Singapore) Limited (Sub-sub-adviser)*

Municipal Bond Fund	FIAM LLC (“FIAM”) MacKay Shields LLC (“MacKay Shields”) BIM
Large Cap Growth Fund	Lazard Asset Management LLC (“Lazard”) Sustainable Growth Advisers, LP (“SGA”) Jennison Associates LLC (“Jennison”) BIM
Large Cap Value Fund

Artisan Partners Limited Partnership (“Artisan Partners”)

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”)

Wellington Management Company, LLP (“Wellington”)

BIM

T. Rowe Price Associates, Inc. (“T. Rowe Price”)

LSV Asset Management (“LSV”)

Small/Mid Cap Growth Fund

Eagle Asset Management, Inc. (“Eagle”)

Champlain Investment Partners, LLC (“Champlain”)

Artisan Partners

BIM

Stephens Investment Management Group, LLC (“Stephens”)

Driehaus Capital Management LLC (“Driehaus”)

Victory Capital Management, Inc. (“Victory”)

Small/Mid Cap Value Fund

Vaughan Nelson Investment Management, LP (“Vaughan Nelson”)

Boston Partners Global Investors, Inc. (“Boston Partners”)

Silvercrest Asset Management Group LLC (“Silvercrest”)

BIM

LSV

Diamond Hill Capital Management, Inc. (“Diamond Hill”)

Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”)

American Century Investment Management, Inc. (“American Century”)

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Bridge Builder Fund	Sub-Advisers and Sub-Sub-Advisers
International Equity Fund

Baillie Gifford Overseas Limited (“Baillie Gifford”)

BIM

Pzena Investment Management, LLC (“Pzena”)

Mondrian Investment Partners Limited (“Mondrian”)

WCM Investment Management (“WCM”)

Marathon Asset Management Limited (“Marathon”)

*

BlackRock International Limited (UK) (“BIL”) and BlackRock (Singapore) Limited (“BSL”) each serve as investment sub-sub-advisers of the Core Plus Bond Fund pursuant to Investment Sub-sub-advisory Agreements between BlackRock Investment Management LLC (“BIM” and, together with BIL and BSL, “BlackRock”) and BIL and BSL, respectively.

In connection with the annual contract review process and in advance of the May Renewal Meeting, the Adviser and the Subadvisers provided information to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the Advisory Agreement and Sub-advisory Agreements (collectively, the “Agreements”). The information furnished by the Adviser and the Subadvisers included materials describing, among other matters: (i) the nature, extent, and quality of the services provided by the Adviser and the Subadvisers; (ii) each Fund’s historical investment performance and the historical investment performance of each Subadviser; (iii) the Adviser’s and the Subadvisers’ business, operations and personnel, including portfolio managers; (iv) the investment practices and techniques used by the Adviser and the Subadvisers in managing the Funds; (v) the management fees payable by the Funds to the Adviser and the Funds’ overall fees and operating expenses, including in comparison to those of a category and a peer group of mutual funds; (vi) the sub-advisory fees payable to each Subadviser; (vii) the Adviser’s and the Subadvisers’ compliance policies and procedures; (viii) the Adviser’s and the Subadvisers’ financial condition; and (ix) other “fall-out” benefits the Adviser and/or its affiliates and the Subadvisers may receive based on their relationships with the Funds. At a meeting held on May 3, 2023 and at the May Renewal Meeting (collectively, the “May Meetings”), representatives of the Adviser made presentations and responded to questions regarding services, fees, and other aspects of the Agreements.

In addition to the May Meetings, the Board met periodically over the course of the year since the most recent annual renewal of the Agreements. At these meetings, representatives of the Adviser and the Subadvisers furnished reports and other information to the Board, and engaged in discussions with the Board, regarding, among other things, the performance of the Funds, the services provided to the Funds by the Adviser and the Subadvisers, and compliance, risk and operational matters related to the Trust, the Funds, the Adviser, and the Subadvisers. In addition, the Board received information between regularly scheduled meetings on particular matters as the need arose.

Throughout the evaluation process, including at the May Meetings, the Trustees received advice from Fund counsel, and the Independent Trustees received separate advice from their independent legal counsel, including detailed memoranda from independent legal counsel regarding the legal standards applicable to the consideration of the approval of advisory and sub-advisory agreements. In connection with their deliberations, the Independent Trustees met separately with their independent legal counsel on May 1, 2023 and in executive session on several occasions, outside the presence of the interested Trustees, Trust officers, and representatives of the Adviser and the Subadvisers, to discuss the Agreements and other materials presented.

In considering and approving the Agreements, the Trustees considered information that they deemed relevant, including, but not limited to, the information discussed in further detail below. The Board’s decision to approve the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically in connection with the May Meetings, as well as the knowledge gained over time through previous interactions with the Adviser and the Subadvisers. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors and information.

1. The Nature, Extent and Quality of the Services Provided by the Adviser and the Subadvisers. The Trustees considered the nature, extent and quality of the services provided to the Funds by the Adviser and each Subadviser,

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Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements for the Traditional Funds (Unaudited) (Continued)

including their respective responsibilities for management of the Funds. In this regard, the Board considered the Adviser’s oversight role and responsibilities with regard to the Subadvisers, and the Subadvisers’ roles in the day-to-day management of each Fund’s portfolio. The Board evaluated information about the nature and extent of responsibilities retained and risks assumed by the Adviser that were not delegated to or assumed by the Subadvisers, including the Adviser’s assumption of business, entrepreneurial, overall managerial and other risks by sponsoring and advising the Funds. The Board also evaluated the Adviser’s ongoing oversight of the Subadvisers, which includes continuous analysis of, and regular discussions with each Subadviser about, the investment strategies, performance and trading operations of the portion of a Fund’s assets managed by a particular Subadviser, and periodic on-site or virtual and other meetings with the Subadvisers. The Board further considered the Adviser’s provision of advisory services in connection with designing the Funds, selecting, monitoring, and terminating Subadvisers, and making asset allocation adjustments among the Subadvisers, as well as the impact of the Adviser’s services on each Fund’s investment performance. The Board also took into account the Adviser’s oversight of the Funds’ operations and the Funds’ other service providers.

The Board considered the Adviser’s and each Subadviser’s operations, including personnel and other resources devoted to supporting such operations. The Board noted key personnel additions to and departures from the Adviser and certain Subadvisers, as well as their succession planning practices to ensure continuity of services provided to the Funds. The Board considered the Adviser’s and each Subadviser’s ability to attract and retain qualified personnel to service the Funds and the experience and skills of management and investment personnel of the Adviser and the Subadvisers. With respect to the Subadvisers, the Board considered each Subadviser’s investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and reputation. The Board also noted the compliance programs and compliance experience of the Adviser and the Subadvisers. The Board considered the Adviser’s day-to-day oversight of the Fund’s compliance with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of the Adviser’s oversight responsibilities in this regard. In addition, the Board considered the administrative and other services that are provided to the Funds by the Adviser, including analytical and other tools the Adviser employs to help manage the Funds’ risks.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the Adviser and the Subadvisers are capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Agreements.

2. Fees and Other Expenses. The Board received and reviewed reports prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, comparing each Fund’s management fees and gross and net expense ratios (net of fee and expense waivers and reimbursements) to those paid by an independently-selected category and peer group of mutual funds. The Board noted that each of the Funds’ gross and net expense ratios were below their respective peer group medians. The Board also noted that, except for the Core Plus Bond Fund, each Fund’s management fee was equal to or below its respective peer group median. The Board noted that the management fee before waivers for the Core Plus Bond Fund was higher than the peer group median, but the Fund’s net management fee was lower than its peer group median. The Board received a description of the methodology used by Broadridge to select the mutual funds in each Fund’s peer group. While the Board recognized that comparisons between a Fund and its peer group may be imprecise, the comparative, independently-selected information provided by Broadridge assisted the Board in evaluating the reasonableness of the Funds’ management fees and total expenses.

The Board observed that, except for the Municipal Bond Fund, the Adviser advised that it has no other clients with investments strategies similar to those of the Funds for purposes of comparison. With respect to the Municipal Bond Fund, the Board observed that the Fund’s contractual management fee is identical to that of a comparable mutual fund that was recently launched by the Adviser, the Bridge Builder Municipal High-Income Bond Fund. The

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Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements for the Traditional Funds (Unaudited) (Continued)

Board reviewed the information provided by certain of the Subadvisers regarding fees that they charged to other clients with investment strategies similar to those of the portion of the Fund’s assets allocated to the particular Subadviser, including institutional separate account clients, if any. To the extent provided, the Board reviewed information about structural, operational and other differences, including the amount of assets being managed and the range of services provided, between such other clients and the portion of the Fund’s assets managed by the particular Subadviser.

The Board noted that the Adviser has contractually agreed to waive its management fees to the extent fees payable to the Adviser exceed the aggregate sub-advisory fees paid to a Subadviser. The Board noted that the Adviser may terminate this waiver arrangement without Board approval effective upon the end of the then current one-year period, by providing the Board written notice of such termination by April 15. The Board further noted that the Adviser has irrevocably agreed not to exercise its right to terminate the waiver arrangement upon the end of the current one-year period, resulting in the arrangement continuing until at least October 28, 2024.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the advisory and sub-advisory fees payable under the Agreements are reasonable in light of the nature, extent and quality of the services rendered by the Adviser and the Subadvisers.

3. The Funds’ Investment Performance Record. The Board reviewed the investment performance of each Fund over different time periods and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board considered the investment performance of each Fund on an absolute basis and in comparison to appropriate benchmarks and each Fund’s respective Morningstar category and peer group as independently selected by Broadridge. For purposes of the Fund-by-Fund discussion below, each performance time period for the performance of the Funds and Subadvisers is the applicable period ended December 31, 2022, and the performance of each Fund and its Subadvisers relative to the “benchmark index” refers to the Fund’s benchmark index as identified by Broadridge.

The Board reviewed the performance of the Core Bond Fund. The Board observed that the Core Bond Fund outperformed its peer group median and benchmark index for the one-, three- and five-year periods. The Board also reviewed the investment performance of each Subadviser of the Core Bond Fund. In so doing, the Board observed that: (i) J.P. Morgan outperformed the benchmark index for the one-, three- and five-year periods; and (ii) Loomis, PGIM and Baird each outperformed the benchmark index for the three- and five-year periods and underperformed the benchmark index for the one-year period.

The Board reviewed the performance of the Core Plus Bond Fund. The Board observed that the Core Plus Bond Fund outperformed its peer group median and benchmark index for the one-, three- and five-year periods. The Board also reviewed the investment performance of each Subadviser of the Core Plus Bond Fund. In doing so, the Board observed that: (i) Loomis and PIMCO each outperformed the benchmark index for the one-, three- and five-year periods; (ii) MetWest outperformed the benchmark index for the three- and five-year periods and underperformed the benchmark index over the one-year period; and (iii) BlackRock underperformed the benchmark index for the one-year period, and BlackRock’s performance information for the three- and five-year periods was unavailable as BlackRock began managing its sleeve of the Fund in October 2021.

The Board reviewed the performance of the Municipal Bond Fund. The Board observed that the Municipal Bond Fund outperformed its peer group median for the three- and five-year periods and was equal to the performance of its peer group median for the one-year period. The Board further observed that the Municipal Bond Fund underperformed the benchmark index for the one-, three- and five-year periods. In reviewing the investment performance of each Subadviser of the Municipal Bond Fund, the Board observed that: (i) BIM underperformed the benchmark index for the one-year and three-year periods, and BIM’s performance information for the five-year period was unavailable as BIM had begun managing its sleeve of the Fund in September 2018; (ii) FIAM underperformed

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the benchmark index for the one- and three-year periods and was equal to the performance of its benchmark index for the five-year period; and (iii) MacKay Shields underperformed the benchmark index for the one-year period, and MacKay Shields’ performance information for the three- and five-year periods was unavailable as MacKay Shields began managing its sleeve of the Fund in January 2021. The Board noted that while performance information had been presented for T. Rowe Price’s sleeve of the Municipal Bond Fund, T. Rowe Price had been terminated as a subadviser of the Fund, effective April 18, 2023.

The Board reviewed the investment performance of the Large Cap Growth Fund. The Board observed that the Fund outperformed its peer group median for the one-, three- and five-year periods. The Board noted that the Large Cap Growth Fund outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three- and five-year periods. In reviewing the investment performance of each Subadviser of the Large Cap Growth Fund, the Board noted that: (i) Jennison underperformed the benchmark index for the one, three- and five-year periods; (ii) SGA outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three- and five-year periods; (iii) BIM performed within 3 basis points of the benchmark index for the one-, three- and five-year periods; and (iv) Lazard outperformed the benchmark index for the one- and three-year periods and underperformed the benchmark index for the five-year period.

The Board considered the performance of the Large Cap Value Fund. The Board noted that the Large Cap Value Fund outperformed its peer group median and its benchmark index for the one-, three- and five-year periods. In reviewing the investment performance of each Subadviser of the Large Cap Value Fund, the Board noted that: (i) Wellington and Barrow Hanley each outperformed the benchmark index for the one-, three- and five-year periods; (ii) Artisan Partners outperformed the benchmark index for the three- and five-year periods and underperformed the benchmark index for the one-year period; (iii) BIM underperformed the benchmark index for the one-, three- and five-year periods, but was within 10 basis points of the benchmark index for each of these periods; and (iv) LSV and T. Rowe Price each outperformed the benchmark index for the one-year period, and neither Subadviser’s performance information for the three- and five-year periods was available as each Subadviser began managing its sleeve of the Fund in May 2020.

The Board reviewed the investment performance of the Small/Mid Cap Growth Fund. The Board observed that the Fund outperformed its peer group median for the three-year period, underperformed its peer group median for the one-year period and was equal to the performance of its peer group median for the five-year period. The Board noted that the Small/Mid Cap Growth Fund outperformed its benchmark index for the three- and five-year periods and underperformed its benchmark index for the one-year period. In reviewing the investment performance of each Subadviser of the Small/Mid Cap Growth Fund, the Board observed that: (i) Eagle outperformed the benchmark index for the one-, three- and five-year periods; (ii) Stephens and Champlain each outperformed the benchmark index for the three- and five-year periods and underperformed the benchmark index for the one-year period; (iii) one BIM sleeve of the Fund underperformed the benchmark index for the one-, three- and five-year periods, while the other BIM sleeve of the Fund outperformed the benchmark index for the three- and five-year periods and underperformed the benchmark index in for the one-year period; (iv) Artisan, Victory and Driehaus each underperformed the benchmark for the one-year period, and the performance information for each of Artisan, Victory and Driehaus for the three- and five-year periods was unavailable as each Subadviser has not been managing its respective sleeve of the Fund for an entire three-year period.

The Board reviewed the performance of the Small/Mid Cap Value Fund. The Board observed that the Fund outperformed its peer group median and its benchmark index for the one-, three- and five-year periods. In reviewing the investment performance of each Subadviser of the Small/Mid Cap Value Fund, the Board noted that: (i) Boston Partners and Vaughan Nelson each outperformed the benchmark index for the one-, three- and five-year periods; (ii) Silvercrest and LSV outperformed the benchmark index for the one- and three-year periods and underperformed the benchmark index for the five-year period; (iii) one BIM sleeve of the Fund underperformed the benchmark index for the one-, three- and five-year periods, while the other BIM sleeve of the Fund outperformed the benchmark index

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for the one-, three- and five-year periods; (iv) MFS outperformed the benchmark index for the one- and three-year periods and MFS’s performance information for the five-year period was unavailable as MFS began managing its sleeve of the Fund in January 2019; (v) Diamond Hill outperformed the benchmark index for the one-year period but underperformed the benchmark index for the three-year period, and Diamond Hill’s performance information for the five-year period was unavailable as Diamond Hill began managing its sleeve of the Fund in January 2019; and (vi) American Century underperformed the benchmark index for the one-year period and American Century’s performance information for the three- and five-year periods was unavailable as American Century began managing its sleeve of the Fund in June 2021.

The Board considered the performance of the International Equity Fund. The Board observed that the International Equity Fund underperformed its peer group median and benchmark index for the one-year period, underperformed its peer group median and outperformed its benchmark index for the three-year period, and outperformed its peer group median and its benchmark index for the five-year period. In reviewing the performance of each Subadviser of the International Equity Fund, the Board noted that: (i) Pzena outperformed the benchmark index for the one-, three- and five-year periods; (ii) WCM underperformed the benchmark index for the one-year period and outperformed the benchmark index for the three- and five-year periods; (iii) Mondrian outperformed the benchmark index for the one-year period and underperformed the benchmark for the three- and five-year periods; (iv) Baillie Gifford underperformed the benchmark index for the one-, three- and five-year periods; (v) one BIM sleeve of the Fund underperformed the benchmark index for the one- and three-year periods and outperformed the benchmark index for the five-year period, while the other BIM sleeve of the Fund outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three- and five-year periods; and (vi) Marathon outperformed the benchmark index for the one-year period and Marathon’s performance information for the three- and five-year periods was unavailable as Marathon began managing its sleeve of the Fund in June 2021.

Taking into account the performance information above and other performance information deemed relevant by the Board, including steps that the Adviser and Subadvisers had taken, or had agreed to take, to address underperformance, the Board concluded that the investment performance generated by each Subadviser was generally satisfactory, or that any steps taken, or agreed to be taken, by the Adviser and Subadvisers to address any performance issues were satisfactory.

4. Profitability and Economies of Scale. The Board considered that the Adviser has contractually agreed to waive its management fees to the extent management fees to be paid to the Adviser exceed the sub-advisory fees to be paid to a Subadviser for management of its allocated portion of a Fund or Funds. Therefore, the Board considered that the Adviser does not profit or receive any differential compensation from allocating assets in any particular manner among the Subadvisers. In addition, the Board did not consider the profitability of the Subadvisers to be a material factor with respect to the Board’s consideration of the Sub-advisory Agreements, given that the Subadvisers are not affiliated with the Adviser and, therefore, the sub-advisory fees are the result of an arms’ length negotiation. Further, the Board was satisfied that the Adviser employed a rigorous sub-advisory fee negotiation process. The Board also considered information about the extent to which economies of scale may be realized as the Funds’ assets grow and whether the Funds’ fee structure is designed to share economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that most of the Subadvisers have agreed to contractual breakpoints in their sub-advisory fee schedules, which accrue to the benefit of Fund shareholders in light of the Adviser’s contractual management fee waiver.

5. Indirect Benefits. The Board considered other benefits to the Adviser and its affiliates and the Subadvisers from their relationships with the Funds. The Board noted that Fund shares are available exclusively to investors participating in Edward Jones Advisory Solutions®, an investment advisory program (asset-based fee program) sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”), an affiliate of the Adviser, as well as current and former Trustees. Accordingly, the Board received and considered information about asset-based fee rates charged

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by Edward Jones to participants in Edward Jones Advisory Solutions® in connection with their investments in the Funds as an indirect or “fall-out” benefit. In addition, the Board considered that the Adviser, Edward Jones and each Subadviser may derive a benefit to their reputations and standing in the investment community from their relationship with the Funds. The Board also noted that certain Subadvisers use soft dollars generated from executing Fund portfolio trades to purchase research, which could be viewed as a fall-out benefit to such Subadvisers to the extent they use the research generated from such trading activities across their client base.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above and other information it believed relevant, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreements for an additional year.

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Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements for Tax Managed Funds (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of the Bridge Builder Trust (the “Trust”), including a majority of the Trustees who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements.

At a meeting held on May 17-18, 2023 (the “May Renewal Meeting”), the Trustees, including the Independent Trustees, considered and approved the continuance of an investment advisory agreement (the “Advisory Agreement”) with Olive Street Investment Advisers, LLC (“Olive Street” or the “Adviser”) for the Bridge Builder Tax Managed Large Cap Fund, the Bridge Builder Tax Managed Small/Mid Cap Fund and the Bridge Builder Tax Managed International Equity Fund (collectively, the “Funds”). The Trustees, including the Independent Trustees, also considered and approved the continuance of an investment sub-advisory agreement (each, a “Sub-advisory Agreement” and collectively, the “Sub-advisory Agreements”) with each of the following Fund sub-advisers whose Sub-advisory Agreements were subject to renewal at the May Renewal Meeting (listed next to the Fund(s) for which it serves as subadviser) (each, a “Sub-adviser” and collectively, the “Sub-advisers”):

Bridge Builder Fund	Sub-Advisers
Bridge Builder Tax Managed Large Cap Fund	Parametric Portfolio Associates LLC Barrow, Hanley, Mewhinney & Strauss, LLC ClearBridge Investments, LLC T. Rowe Price Associates, Inc.
Bridge Builder Tax Managed Small/Mid Cap Fund

Parametric Portfolio Associates LLC

AllianceBernstein L.P.

Goldman Sachs Asset Management, L.P.

J.P. Morgan Investment Management Inc.

Neuberger Berman Investment Advisers LLC

Allspring Global Investments, LLC

Bridge Builder Tax Managed International Equity Fund	Parametric Portfolio Associates LLC Pzena Investment Management, LLC T. Rowe Price Associates, Inc. Walter Scott & Partners Limited

Parametric Portfolio Associates LLC (“Parametric”) serves as the tax overlay manager and as the direct indexing manager for each Fund. Each Subadviser other than Parametric is referred to herein as a “Model Provider.”

In connection with the annual contract review process and in advance of the May Renewal Meeting, the Adviser and the Subadvisers provided information to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the Advisory Agreement and Sub-advisory Agreements (collectively, the “Agreements”). The information furnished by the Adviser and the Subadvisers included materials describing, among other matters: (i) the nature, extent, and quality of the services provided by the Adviser and the Subadvisers; (ii) each Fund’s historical investment performance and the historical investment performance of each Subadviser; (iii) the Adviser’s and the Subadvisers’ business, operations and personnel, including portfolio managers; (iv) the investment practices and techniques used by the Adviser and the Subadvisers in managing the Funds; (v) the management fees payable by the Funds to the Adviser and the Funds’ overall fees and operating expenses, including in comparison to those of a category and a peer group of mutual funds; (vi) the sub-advisory fees payable to each Subadviser; (vii) the Adviser’s and the Subadvisers’ compliance policies and procedures; (viii) the Adviser’s and the Subadvisers’ financial condition; and (ix) other “fall-out” benefits the Adviser and/or its affiliates and the Subadvisers may receive based on their relationships with the Funds. At a meeting held on May 3, 2023 and at the May Renewal Meeting (collectively, the “May Meetings”), representatives of the Adviser made presentations and responded to questions regarding services, fees, and other aspects of the Agreements.

In addition to the May Meetings, the Board met periodically over the course of the year since the most recent approval of the Agreements. At these meetings, representatives of the Adviser and the Subadvisers furnished

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reports and other information to the Board, and engaged in discussions with the Board, regarding, among other things, the performance of the Funds, the services provided to the Funds by the Adviser and the Sub-advisers, and compliance, risk and operational matters related to the Trust, the Funds, the Adviser, and the Sub-advisers. In addition, the Board received information between regularly scheduled meetings on particular matters as the need arose.

Throughout the evaluation process, including at the May Meetings, the Trustees received advice from Fund counsel, and the Independent Trustees received separate advice from their independent legal counsel, including detailed memoranda from independent legal counsel regarding the legal standards applicable to the consideration of the approval of advisory and sub-advisory agreements. In connection with their deliberations, the Independent Trustees met separately with their independent legal counsel on May 1, 2023 and in executive session on several occasions, outside the presence of the interested Trustees, Trust officers, and representatives of the Adviser and the Sub-advisers, to discuss the Agreements and other materials presented.

In considering and approving the Agreements, the Trustees considered information that they deemed relevant, including, but not limited to, the information discussed in further detail below. The Board’s decision to approve the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically in connection with the May Meetings, as well as the knowledge gained over time through previous interactions with the Adviser and the Subadvisers. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors and information.

1. The Nature, Extent and Quality of the Services Provided by the Adviser and the Subadvisers. The Trustees considered the nature, extent and quality of the services provided to the Funds by the Adviser and each Subadviser, including their respective responsibilities for management of the Funds. In this regard, the Board considered the terms of the Advisory Agreement and Sub-advisory Agreements and the range of services provided by the Adviser, Parametric and the Model Providers, including the Adviser’s oversight role and responsibilities with regard to the Subadvisers, and the Subadvisers’ roles in the day-to-day management of each Fund’s portfolio. The Board evaluated information about the nature and extent of responsibilities retained and risks assumed by the Adviser that were not delegated to or assumed by the Subadvisers, including the Adviser’s assumption of business, entrepreneurial, overall managerial and other risks by sponsoring and advising the Funds. The Board also evaluated the Adviser’s ongoing oversight of the Subadvisers, which includes continuous analysis of, and regular discussions with each Subadviser about, the Subadviser’s investment results and the performance of the Subadviser’s obligations under its Sub-advisory Agreement, and periodic on-site or virtual and other meetings with the Subadvisers. The Board further considered the Adviser’s provision of advisory services in connection with designing the Funds, selecting, monitoring, and terminating Subadvisers, and making asset allocation adjustments among each Model Provider and Parametric in its capacity as direct indexing manager, as well as the impact of the Adviser’s services on each Fund’s investment performance. The Board also took into account the Adviser’s oversight of the Funds’ operations and the Funds’ other service providers and other services provided to the Funds by the Adviser, such as monitoring Parametric’s process for selecting broker-dealers to execute portfolio transactions and other trading operations.

The Board considered the Adviser’s and each Sub-adviser’s operations, including personnel and other resources devoted to supporting such operations. The Board noted key personnel additions to and departures from the Adviser and certain Sub-advisers, as well as their succession planning practices to ensure continuity of services provided to the Funds. The Board considered the Adviser’s and each Sub-adviser’s ability to attract and retain qualified personnel to service the Funds and the experience and skills of management and investment personnel of the Adviser and the Sub-advisers. The Board also noted the compliance programs and compliance experience of the Adviser and the Sub-advisers. The Board considered the Adviser’s day-to-day oversight of the Fund’s compliance with applicable laws and regulations, noting that regulatory and other developments had over time led to an

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increase in the scope of the Adviser’s oversight responsibilities in this regard. In addition, the Board considered the administrative and other services that are provided to the Funds by the Adviser, including analytical and other tools the Adviser employs to help manage the Funds’ risks.

With respect to the Model Providers, the Board considered that the services provided by each Model Provider include providing a model portfolio to Parametric that represents the Model Provider’s recommendation as to the securities to be purchased, sold, or retained by a Fund and monitoring and updating such model portfolio on an on-going basis. The Board considered the investment research capabilities and investment philosophy and processes used by the Model Provider in constructing, maintaining and updating their model portfolios.

With respect to Parametric, the Board considered Parametric’s role as tax overlay manager with respect to each Fund’s portfolio. The Board considered that, in this capacity, Parametric is responsible for constructing a portfolio that represents the aggregation of the model portfolios of the Subadvisers, including with respect to the direct indexing portion of a Fund, and implementing the investment recommendations of the Subadvisers for the Fund’s portfolio based on the aggregated model portfolio. The Board considered Parametric’s limited authority to vary from the model portfolios of the Subadvisers, primarily for the purpose of efficient tax management of a Fund’s securities transactions. The Board considered Parametric’s experience with respect to portfolio implementation and the practices, techniques and systems and tools used by Parametric in delivering these services. The Board also considered Parametric’s role as direct indexing manager for each Fund, pursuant to which Parametric manages an allocated portion of the Fund in a manner designed to provide exposure to a designated index.

The Board considered the special attributes of the Fund’s centralized portfolio management structure that uses Parametric as a tax overlay manager and the benefits that are expected to be realized from such a structure. The Board also considered the resources committed by the Adviser and its affiliates to support the on-going operations of the Funds’ portfolio management structure, including the model portfolio delivery process.

Based on the above factors, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Adviser and the Subadvisers are capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Agreements.

2. Fees and Other Expenses. The Board received and reviewed reports prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, comparing each Fund’s management fees and gross and net expense ratios (net of fee and expense waivers and reimbursements) to those paid by an independently-selected category and peer group of mutual funds. The Board noted that each of the Funds’ gross and net expense ratios were below their respective peer group medians. The Board also noted that each Fund’s management fee was below its respective peer group median. The Board received a description of the methodology used by Broadridge to select the mutual funds in each Fund’s peer group. While the Board recognized that comparisons between a Fund and its peer group may be imprecise, the comparative, independently-selected information provided by Broadridge assisted the Board in evaluating the reasonableness of the Funds’ management fees and total expenses.

The Board observed that the Adviser advised that it has no other clients with investments strategies similar to those of the Funds for purposes of comparison. The Board also reviewed comparative fee information provided by the Subadvisers, including information (i) from each Model Provider regarding the fees charged to other accounts and funds, if any, managed by the Model Provider that have investment objectives and investment strategies similar those that the Model Provider utilizes for a portion of a Fund and (ii) from Parametric regarding fees charged to other accounts and funds, for which Parametric serves as direct indexing manager and tax overlay manager. The Board reviewed information about structural, operational and other differences, including the amount of assets being managed and the range of services provided, between such other accounts and funds managed by each Subadviser and the portion of each Fund’s assets managed by the Subadviser.

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The Board noted that the Adviser has contractually agreed to waive its management fees to the extent fees payable to the Adviser exceed the aggregate sub-advisory fees paid to a Subadviser. The Board noted that the Adviser may terminate this waiver arrangement without Board approval effective upon the end of the then current one-year period, by providing the Board written notice of such termination by April 15. The Board further noted that the Adviser has irrevocably agreed not to exercise its right to terminate the waiver arrangement upon the end of the current one-year period, resulting in the arrangement continuing until at least October 28, 2024.

Based on the above factors, as well as those discussed below, within the context of its full deliberations, that the advisory and sub-advisory fees payable under the Agreements are reasonable in light of the nature, extent and quality of the services rendered by the Adviser and the Subadvisers.

3. The Funds’ Investment Performance Record. The Board observed that performance information for the one-, three- and five-year periods ending December 31, 2022 was unavailable because the Funds launched on June 1, 2022. The Board received and considered information about the performance of the Fund and the Subadvisers since the Funds’ inception and noted the Adviser’s view that the limited track records of the Funds were not sufficient to draw meaningful conclusions surrounding the performance of the Funds. The Board further noted the Adviser’s representations that the performance of each of the Funds and each of the Fund’s Subadvisers since the Funds’ inception has been in line with the Adviser’s expectations, including the performance of Parametric in providing tax overlay services to the Funds. The Board also noted the Adviser’s commitment to continue to report to the Board the performance of the Funds and the Subadvisers on a quarterly basis throughout the upcoming year to facilitate the Board’s ongoing review of the Funds’ investment performance.

Taking into account the performance information above and other performance information deemed relevant by the Board, the Board concluded that the investment performance generated by each Subadviser was generally satisfactory.

4. Profitability and Economies of Scale. The Board considered that the Adviser has contractually agreed to waive its management fees to the extent management fees to be paid to the Adviser exceed the aggregate sub-advisory fees to be paid to the Subadvisers. Therefore, the Board considered that the Adviser does not profit from providing advisory services to the Funds or receive any differential compensation from allocating assets in any particular manner among each Model Provider and Parametric in its capacity as direct indexing manager. In addition, the Board did not consider the profitability of the Subadvisers to be a material factor in their determination, given that the Subadvisers are not affiliated with the Adviser and, therefore, the sub-advisory fees are the result of an arms’ length negotiation. Further, the Board was satisfied that the Adviser employed a rigorous sub-advisory fee negotiation process. The Board also considered information about the extent to which economies of scale may be realized as the Funds’ assets grow and whether the Funds’ fee structure is designed to share economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that most of the Subadvisers have agreed to contractual breakpoints in their sub-advisory fee schedules, which accrue to the benefit of Fund shareholders in light of the Adviser’s contractual management fee waiver.

5. Indirect Benefits. The Board considered other benefits to the Adviser and its affiliates and the Subadvisers from their relationships with the Funds. The Board noted that Fund shares are available exclusively to investors participating in Edward Jones Advisory Solutions®, an investment advisory program (asset-based fee program) sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”), an affiliate of the Adviser, as well as current and former Trustees. Accordingly, the Board received and considered information about asset-based fee rates charged by Edward Jones to participants in Edward Jones Advisory Solutions® in connection with their investments in the Funds as an indirect or “fall-out” benefit. In addition, the Board considered that the Adviser, Edward Jones and each Subadviser may derive a benefit to their reputations and standing in the investment community from their relationship with the Funds.

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Conclusion. Based on the Board’s deliberations and its evaluation of the information described above and other information it believed relevant, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreements for an additional year.

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Board Considerations of Investment Advisory Agreement and Investment Sub-advisory Agreements for Bridge Builder Municipal High-Income Bond Fund (Unaudited)

Pursuant to Section 15 of the Investment Company of 1940 (the “1940 Act”), the Board of Trustees (each member, a “Trustee” and, collectively, the “Board”) of the Bridge Builder Trust (the “Trust”), including a majority of the Trustees who are not parties to the Agreements (as defined below) or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to initially approve and, after an initial two year term, to approve annually the continuance of the Agreements.

At its meetings held on November 11, 2022 (the “November Meeting”) and December 1-2, 2022 (the “December Meeting”), the Board considered the approval of: (i) an amendment to the investment advisory agreement (the “Advisory Agreement”) between the Trust and Olive Street Investment Advisors, LLC (the “Adviser”) for the purpose of adding the Bridge Builder Municipal High-Income Bond Fund (the “New Fund”), a new series of the Trust; (ii) an amendment to the existing sub-advisory agreement (the “T. Rowe Price Sub-Advisory Agreement”) among the Adviser, the Trust and T. Rowe Price Associates, Inc. (“T. Rowe Price”) for the purpose of adding the New Fund to the schedule to the T. Rowe Price Sub-Advisory Agreement; and (iii) a new sub-advisory agreement (together with the T. Rowe Price Sub-Advisory Agreement, the “Sub-Advisory Agreements” and collectively with the Advisory Agreement and the T. Rowe Price Sub-Advisory Agreement, the “Agreements”) among the Adviser, the Trust and Capital International, Inc. (“Capital International,” and together with T. Rowe Price, the “Subadvisers”), on behalf of the New Fund. At the December Meeting, the Board, including the Independent Trustees, unanimously voted to approve each Agreement for an initial two-year term.

In advance of the November Meeting, the Adviser and the Subadvisers provided information to the Board in response to requests for information by independent legal counsel on behalf of the Independent Trustees to facilitate the Board’s evaluation of the Agreements. The information furnished by the Adviser and the Subadvisers included materials describing, among other matters: (i) the nature, extent and quality of the services proposed to be provided by the Adviser and the Subadvisers; (ii) the Adviser’s and the Subadvisers’ personnel, including portfolio managers; (iii) the Adviser’s and the Subadvisers’ operations and financial health; (iv) each Subadviser’s investment philosophy and investment process; (v) the advisory fees proposed to be payable to the Adviser by the New Fund, and the New Fund’s anticipated overall fees and operating expenses, in each case compared with those of a category and a peer group of mutual funds; (vi) the sub-advisory fees proposed to be payable to each Subadviser by the Adviser; (vii) the Adviser’s and the Subadvisers’ compliance policies and procedures; (viii) the Adviser’s and its affiliates’ experience in selecting and monitoring third-party investment managers; (ix) the investment performance of accounts managed by each Subadviser with investment strategies similar to the portion of the New Fund proposed to be managed by such Subadviser (each, a “sleeve”); and (x) other “fall-out” benefits the Adviser and/or its affiliates and the Subadvisers may receive based on their relationships with the New Fund.

At the November Meeting, representatives of the Adviser and the Subadvisers made presentations, provided materials and responded to questions regarding services, fees and other aspects of the Agreements. The Board also discussed these presentations and materials at the December Meeting. Throughout the evaluation process, the Board received advice from Fund counsel, and the Independent Trustees received separate advice from their independent legal counsel, including advice regarding the legal standards applicable to the consideration of the approval of the proposed advisory and sub-advisory arrangements. The Independent Trustees met separately in executive session with their independent legal counsel on several occasions to discuss the materials presented and other matters deemed relevant to their consideration of the Agreements.

In considering and approving the Agreements, the Board considered information and factors that they deemed relevant, including but not limited to, the information and factors discussed in further detail below. The Board’s determination to approve the Agreements was based on a comprehensive consideration of all information provided to the Board. The Board considered not only the specific information presented to the Board in connection with its consideration of the Agreements, but also the Board’s experience through past interactions with the Adviser and T. Rowe Price in connection with the Board’s oversight of existing series of the Trust. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors and information.

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1. The Nature, Extent and Quality of the Services Proposed to be Provided by the Adviser and the Subadvisers. The Board considered the nature, extent and quality of the services proposed to be provided to the New Fund by the Adviser and each Subadviser, including their respective responsibilities for management of the New Fund. The Board reviewed the advisory services to be provided by the Adviser, including designing the New Fund and identifying, analyzing and recommending the engagement of the Subadvisers. The Board reviewed the resources of the Adviser and the Subadvisers, and the terms of the Agreements, including the Adviser’s obligation to supervise and monitor the performance of the Subadvisers and to determine the weighting of New Fund assets allocated to each Subadviser. In this regard, the Board considered that the Adviser’s on-going oversight and due diligence of the Subadvisers would include continuous analysis of, and regular discussions with each Subadviser about, the Subadviser’s investment results and the performance of the Subadviser’s obligations under its Sub-Advisory Agreement, and periodic on-site or virtual and other meetings with the Subadvisers. The Board also considered other services proposed to be provided to the New Fund by the Adviser, such as supervising and coordinating with the New Fund’s other service providers, monitoring adherence to investment guidelines and restrictions, monitoring compliance with various New Fund policies and procedures and with applicable securities laws and regulations, valuing portfolio investments for which market quotations are not readily available, managing the New Fund’s derivatives risks and monitoring liquidity, and monitoring the Subadvisers’ approaches to risk management. The Board also considered the Adviser’s assumption of business, entrepreneurial and other risks by sponsoring and managing the New Fund.

The Board also reviewed the portfolio management services and investment process proposed to be provided to each sleeve of the New Fund by its respective Subadviser, including how the Subadviser’s investment philosophy and process complement those of the other Subadviser. The Board also reviewed the background and experience of each Subadviser’s portfolio management personnel that will have a role in the day-to-day management of a sleeve of the New Fund. The Board considered each Subadviser’s ability to attract and retain qualified investment professionals, and the experience and skills of management and investment personnel of each Subadviser. The Board also considered other services to be provided to each sleeve of the New Fund by its respective Subadviser under the Adviser’s supervision, such as monitoring adherence to the New Fund’s investment restrictions, monitoring compliance with various New Fund policies and procedures and with applicable securities laws and regulations, monitoring valuation and liquidity, and selecting broker-dealers to execute portfolio transactions. The Board considered the report of the chief compliance officer of the Trust regarding the due diligence review of each Subadviser’s compliance program and other operational matters, and the chief compliance officer’s view that each Subadviser’s compliance program is reasonably designed and effectively implemented to prevent violations of the federal securities laws with respect to its services to be provided to the sleeve of the New Fund and that each Subadviser has adopted procedures reasonably necessary to prevent access persons from violating the Subadviser’s code of ethics.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the Adviser and Subadvisers are capable of providing services of the nature, extent and quality contemplated by the terms of the Agreements.

2. Fees and Other Expenses. The Board reviewed a report on the advisory fees proposed to be payable by the New Fund to the Adviser, as well as the sub-advisory fees proposed to be payable by the Adviser to each Subadviser. The Board also reviewed reports prepared by Broadridge Financial Solutions, an independent provider of mutual fund industry data, comparing the New Fund’s proposed advisory fees and anticipated gross and net total expense ratios to those paid by an independently-selected category and peer group of mutual funds. The Board noted that the New Funds’ anticipated gross and net total expense ratios were below their respective category and peer group medians. The Board also noted that the New Fund’s proposed advisory fee was below its category and peer group medians.

The Board also reviewed comparative fee information provided by the Subadvisers, including information from each Subadviser regarding the fees charged to other accounts and funds, if any, managed by the Subadviser that have

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investment objectives and investment strategies similar those that the Subadviser proposes to utilize for its sleeve of the New Fund. The Board reviewed information about any structural, operational and other differences, including the amount of assets being managed and the range of services provided, between such other accounts and funds managed by each Subadviser and the sleeve of the New Fund’s assets anticipated to be managed by each Subadviser.

The Board considered that the Adviser would contractually agree to waive its advisory fees to the extent advisory fees to be paid to the Adviser exceed the aggregate sub-advisory fees to be paid to the Subadvisers. The Board noted that the Adviser would not have the unilateral ability to terminate this waiver arrangement until October 28, 2024 at the earliest.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the proposed advisory and sub-advisory fees payable under the Agreements are reasonable in light of the nature, extent and quality of the services expected to be rendered by the Adviser and the Subadvisers.

3. Investment Performance. Because the New Fund had not commenced operations, the New Fund did not yet have investment performance records. However, the Board received and considered information about the investment performance of the Subadvisers, including, for purposes of considering the investment skill and experience of the Subadvisers, composite or other performance data showing the Subadvisers’ capabilities in managing other accounts and funds with investment strategies similar to the sleeve of the New Fund proposed to be managed by the respective Subadviser. In this regard, the Board considered the performance of T. Rowe Price in managing a sleeve of the Bridge Builder Municipal Bond Fund, an existing series of the Trust, noting that T. Rowe Price’s proposed investment strategy for managing its sleeve of the New Fund would be substantially similar to its investment strategy currently utilized for managing its sleeve of the Bridge Builder Municipal Bond Fund. The Board also considered the Adviser’s work in developing a framework in which to evaluate and monitor the performance of the Subadvisers with respect to their management of the New Fund’s portfolio.

Based on these considerations, the Board concluded that it was satisfied that the Adviser and the Subadvisers have the capability of providing satisfactory investment performance for the New Fund.

4. Profitability and Economies of Scale. The Board considered that, because the Adviser would contractually agree to waive its advisory fees to the extent advisory fees to be paid to the Adviser exceed the aggregate sub-advisory fees to be paid to the Subadvisers, the Adviser would not profit from providing advisory services to the New Fund. In addition, the Board did not consider profitability of the Subadvisers to be a material factor in its determination, given that the Subadvisers are not affiliated with the Adviser and, therefore, the sub-advisory fees are the result of arm’s length negotiations. Further, the Board was satisfied that the Adviser employed a rigorous sub-advisory fee negotiation process. The Board also considered whether the New Fund’s fee structure is designed to share economies of scale with shareholders as the New Fund’s assets grow. In this regard, the Board noted that each Subadviser has agreed to contractual breakpoints in their fee schedules, which would accrue to the benefit of New Fund shareholders in light of the Adviser’s contractual fee waiver.

5. Indirect Benefits. The Board noted that New Fund shares would be available exclusively to investors participating in Edward Jones Advisory Solutions®, an investment advisory program (asset-based fee program) sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”), an affiliate of the Adviser, as well as current and former Trustees. Accordingly, the Board received and considered information about asset-based fees that Edward Jones would expect to receive from participants in Edward Jones Advisory Solutions® in connection with their investments in the New Fund as an indirect or “fall-out” benefit. In addition, the Board considered that the Adviser, Edward Jones and each Subadviser may derive a benefit to their reputations and standing in the investment community from their relationships with the New Fund.

Annual Report • June 30, 2023	157

Bridge Builder Mutual Funds

Board Considerations of Investment Advisory Agreement and Investment Sub-advisory Agreements for Bridge Builder Municipal High-Income Bond Fund (Unaudited) (Continued)

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously voted to approve each Agreement for an initial two-year term.

158	Annual Report • June 30, 2023

Bridge Builder Mutual Funds

Liquidity Risk Management Program (Unaudited)

As required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended, each series of Bridge Builder Trust (each a “Fund,” collectively, the “Funds”) has adopted and implemented a written liquidity risk management program (“LRMP”) including policies and procedures reasonably designed to assess and manage the risk that a Fund may not be able to meet shareholder redemption requests without significantly diluting the interest of shareholders remaining in the Fund.

The Bridge Builder Trust Board of Trustees (the “Board”) designated the Funds’ Investment Adviser, Olive Street Investment Advisers, LLC (the “Adviser”), as the LRMP Administrator (the “Administrator”) for the Funds. The Administrator established a committee made up of representatives from relevant departments within the Adviser and its affiliates (the “Liquidity Committee”) to assist in the implementation and day-to-day administration of the LRMP, and to carry out its liquidity risk management responsibilities.

During the period December 1, 2021 through November 30, 2022 (the “Period”), as required by the LRMP, each Fund classified each of its investments into one of four liquidity categories based on the number of days reasonably needed to sell and convert a reasonably anticipated sized trade of each investment into cash without significantly impacting the price of the investment. The Administrator relied on a third-party data provider to facilitate the classification of each Fund’s investments based on criteria in each Fund’s LRMP. During the Period, the Funds primarily held assets that are classified as highly liquid investments and thus were not required to establish highly liquid investment minimums. During the Period, no Fund held more than 15% of its net assets in illiquid investments that are assets.

During the Period, the Liquidity Committee met monthly or more frequently, as necessary or appropriate in response to relevant market, trading or investment-specific considerations, to, among other things, review and determine liquidity classifications for portfolio investments and monitor the Funds’ liquidity risk. The Liquidity Committee also evaluated the potential influence of market volatility associated with rising interest rates, inflation, and global geopolitical events on the Funds’ liquidity classifications, their status as primarily highly liquid funds and each Fund’s ongoing ability to meet shareholder redemption requests without significant dilution of the Fund’s remaining investors.

As required by the LRMP, the Administrator assessed, managed and reviewed each Fund’s liquidity risk (the “Review”) for the Period. As part of this Review, the Administrator considered each Fund’s investment strategy; the liquidity of its investments; long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and its holdings of cash and cash equivalents, borrowing arrangements and other funding sources, as set forth in more detail below.

A. A Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions: The Liquidity Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure. During the Period, none of the Funds changed their strategy, allowed concentrated investments, or relied extensively upon borrowing or derivatives.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: The Liquidity Committee reviewed historical shareholder activity. The Liquidity Committee also considered each Fund’s shareholder ownership, and the degree of confidence associated with a Fund’s short-term and long-term cash flow projections.

Further, the Liquidity Committee considered that each Fund may, under highly unusual circumstances, pay all or part of redemption proceeds in securities with a market value equal to the redemption price (redemption in kind) in order to protect the Fund’s remaining shareholders.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: The Liquidity Committee considered the average and lowest daily cash holdings of each Fund measured against the highest net redemptions during the Period. The Committee also considered other types of borrowing available to the Funds, such as the ability to use interfund lending, as applicable.

Annual Report • June 30, 2023	159

Bridge Builder Mutual Funds

Liquidity Risk Management Program (Unaudited) (Continued)

The Administrator reflected the results of its Review in a written report to the Board, which addressed the operation, adequacy and effectiveness of the implementation of the LRMP and described any material changes made to the

LRMP (the “Report”). At its meeting on May 8, 2023, the Board received the Report covering the Period. The Report concluded that each Fund’s LRMP is operating as intended and is effective in implementing the requirements of the Liquidity Rule. The Report further concluded that, during the Period, the Funds remained primarily highly liquid and each Fund did not encounter significant challenges meeting shareholder redemption requests without diluting the interests of its remaining shareholders.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

160	Annual Report • June 30, 2023

Bridge Builder Mutual Funds

General Information (Unaudited)

Proxy Voting Procedures and Proxy Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, free of charge, by calling 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the 12-month period ending June 30 is available without charge, upon request, by calling 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

Form N-PORT Disclosure

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding the Trust’s Form N-PORT filings is also available, without charge, by calling, 1-855-823-3611.

Household Delivery of Shareholder Documents

To reduce expenses the Funds may mail only one copy of the prospectus, Statement of Additional Information and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving individual copies thirty days after your request is received.

Schedule of Investments

Each Fund’s complete schedule of investments in securities of unaffiliated issuers is available without charge, upon request, by calling 1-855-823-3611, and on the Securities and Exchange Commission website at http://www.sec.gov as a part of Form N-CSR.

Tax Notice

The following table lists the percentages of dividend income distributed by the Funds for the period ended June 30, 2023, that were designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 and qualify for the corporate dividends received deduction, respectively.

	% of Dividend Income Distributed
Fund	Qualified Dividend Income	Corporate Dividends Received Deduction
Core Bond Fund	—%	—%
Core Plus Bond Fund	—	—
Municipal Bond Fund	—	—
Municipal High-Income Bond Fund	—	—
Large Cap Growth Fund	70.06	70.50
Large Cap Value Fund	83.72	72.52
Tax Managed Large Cap Fund	98.20	98.20
Small/Mid Cap Growth Fund	67.95	67.89
Small/Mid Cap Value Fund	95.09	100.00
Tax Managed Small/Mid Cap Fund	97.47	97.47
International Equity Fund	88.47	3.27
Tax Managed International Equity Fund	91.19	0.21

The following table lists the percentages of ordinary income distributions paid by the Funds, for the period ended June 30, 2023, that were designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(A) and qualify as interest related dividends under Internal Revenue Code Section 871(k)(1)(A), respectively.

Annual Report • June 30, 2023	161

Bridge Builder Mutual Funds

General Information (Unaudited) (Continued)

% of Ordinary Income Distribution
Fund	Short Term Capital Gain Distribution
Core Bond Fund	—%
Core Plus Bond Fund	—
Municipal Bond Fund	—
Municipal High-Income Bond Fund	—
Large Cap Growth Fund	—
Large Cap Value Fund	16.34
Tax Managed Large Cap Fund	—
Small/Mid Cap Growth Fund	—
Small/Mid Cap Value Fund	—
Tax Managed Small/Mid Cap Fund	—
International Equity Fund	—
Tax Managed International Equity Fund	—

For the Fiscal Year Ended June 30, 2023, the International Equity Fund earned foreign source income of $447,395,951 which amounts to $0.33 per share, and paid foreign taxes of $39,109,588 which amounts to $0.03 per share, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code.

For the Fiscal Year Ended June 30, 2023, the Tax Managed International Equity Fund earned foreign source income of $25,845,253 which amounts to $0.25 per share, and paid foreign taxes of $2,985,518 which amounts to $0.03 per share, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code.

As of June 30, 2023, the following Funds are designating amounts as long-term capital gain distributions under

Section 852(b)(3) as follows:

Fund	Long-Term Capital Gain Distributions (000)
Core Bond Fund	$—
Core Plus Bond Fund	—
Municipal Bond Fund	—
Municipal High-Income Bond Fund	—
Large Cap Growth Fund	—
Large Cap Value Fund*	958,768
Tax Managed Large Cap Fund	—
Small/Mid Cap Growth Fund	—
Small/Mid Cap Value Fund	352,660
Tax Managed Small/Mid Cap Fund	—
International Equity Fund	66,503
Tax Managed International Equity Fund	—

*	$21,472 from the utilization of earnings and profits distributed to shareholders on redemption of shares is included in this amount.

162	Annual Report • June 30, 2023

Bridge Builder Mutual Funds

Privacy Notice (Unaudited)

June 2023

FACTS	What Does the Bridge Builder Trust (“Bridge Builder”) Do with Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	* Social Security number	* Investment experience
	* Account balances	* Income and risk tolerance
	* Transaction history	* Assets and account transactions

When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Bridge Builder chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES BRIDGE BUILDER SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

WHO WE ARE

Who is providing this notice?	Bridge Builder Trust

WHAT WE DO
How does Bridge Builder protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Bridge Builder collect my personal information?	We collect your personal information, for example, when you deposit money with us, if you ever were to give us your contact information, open an account with us, provide us account information or make a wire transfer. We also collect your personal information from others, such as credit bureaus, affiliates or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only:

* Sharing for affiliates’ everyday business purposes – information about your creditworthiness

* Affiliates from using your information to market to you

* Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See the Other Important Information section for your rights under state law.

DEFINITIONS
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

* Olive Street Investment Advisers, LLC (“Olive Street”), our investment adviser, may be deemed to be affiliated with us. Olive Street is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. (“JFC”), and is affiliated with other subsidiaries of JFC, including Edward D. Jones & Co., L.P. and Edward Jones Trust Company.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. * Bridge Builder does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. Bridge Builder does not currently engage in joint marketing efforts.

OTHER IMPORTANT INFORMATION
California residents	We will not share information we collect about you with companies outside of Bridge Builder, unless permitted by law. We also limit sharing among Bridge Builder and our affiliate companies to the extent required by California law.
Nevada residents

We are providing this notice to you pursuant to state law. Nevada law requires us to disclose that you may request to be placed on our internal “Do Not Call” list at any time by calling 800-441-2357, and that you may obtain further information by contacting the Nevada Attorney General, 555 E. Washington Ave., Suite 3900, Las Vegas, NV 89101;

phone 702-486-3132; email BCPINFO@ag.state.nv.us.

Questions? Call 855-823-3611 or go to www.bridgebuildermutualfunds.com

Annual Report • June 30, 2023	163

Investment Adviser

Olive Street Investment Advisers, LLC

12555 Manchester Road

St. Louis, MO 63131

Administrator & Fund Accountant

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

Legal Counsel

Morgan Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker Drive

Chicago, IL 60606

Bridge Builder Mutual Funds

Bridge Builder mutual funds, available exclusively through Edward Jones Advisory Solutions®, provide investors diversified expertise from leading asset management firms. The management of Bridge Builder mutual funds is rooted in our investment philosophy of diversification, a long-term approach and high quality.

Visit www.bridgebuildermutualfunds.com for more information.

Enroll in e-delivery

Add convenience and organization to your financial life by signing up for e-delivery. Visit www.edwardjones.com/edelivery to learn more and enroll.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus. Investors should carefully consider the investment objectives, risks and charges and expenses of the Funds prior to investing. The prospectus contains this and other important information and should be read carefully before investing.

DES-8308-A

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

Incorporated by reference to the Registrant’s Form N-CSR filed December 16, 2015.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that Timothy Jacoby is the “audit committee financial experts” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services, audit-related services, and tax services during the past two fiscal years. “Audit fees” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related fees” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax fees” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 06/30/2023	FYE 06/30/2022
Audit Fees	$931,260	$776,950
Audit-Related Fees	$0	$0
Tax Fees	$111,831	$90,229
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X were as follows:

	FYE 6/30/2023	FYE 6/30/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any entity controlling, controlled by, or under common control with the investment adviser) for the last two years.

Non-Audit Related Fees	FYE 06/30/2023	FYE 06/30/2022
Registrant	$111,831	$90,229
Registrant’s Investment Adviser	$0	$0

The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Fiscal Year Ended 2023
Non-Audit Related Fees	$1,465,900
Tax Fees	$636,229
All Other Fees	$246,000

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. INVESTMENTS.

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2023

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BONDS & NOTES – 98.88%
Asset-Backed Obligations – 12.33%
510 Asset Backed 2021-NPL1 Trust
2.24%, 06/25/2061, Series 2021-NPL1, Class A1(1)(2)	$1,167	$1,072
510 Asset Backed 2021-NPL2 Trust
2.12%, 06/25/2061, Series 2021-NPL2, Class A1(1)(2)	4,440	4,017
Academic Loan Funding Trust 2013-1
5.95% (1 Month LIBOR USD + 0.80%), 12/26/2044, Series 2013-1A, Class A(1)(3)	454	436
ACC Trust 2022-1
2.55%, 02/20/2025, Series 2022-1, Class B(1)	5,000	4,906
Accelerated 2021-1H LLC
1.90%, 10/20/2040, Series 2021-1H, Class B(1)	2,340	2,098
Allegro CLO VII Ltd.
6.36% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 06/13/2031, Series 2018-1A, Class A(1)(3)	12,000	11,838
Ally Auto Receivables Trust 2019-4
1.92%, 01/15/2025, Series 2019-4, Class A4	951	950
American Credit Acceptance Receivables Trust 2020-4
1.31%, 12/14/2026, Series 2020-4, Class C(1)	1,059	1,046
American Credit Acceptance Receivables Trust 2022-3
4.12%, 02/13/2026, Series 2022-3, Class A(1)	800	798
American Express Credit Account Master Trust 2023-1
4.87%, 05/15/2028, Series 2023-1, Class A	3,852	3,829
American Express Credit Account Master Trust 2023-2
4.80%, 05/15/2030, Series 2023-2, Class A	1,137	1,126
American Homes 4 Rent 2014-SFR2 Trust
3.79%, 10/17/2036, Series 2014-SFR2, Class A(1)	3,495	3,391
4.29%, 10/17/2036, Series 2014-SFR2, Class B(1)	300	292
6.23%, 10/17/2036, Series 2014-SFR2, Class E(1)	1,000	987
American Homes 4 Rent 2014-SFR3 Trust
4.60%, 12/17/2036, Series 2014-SFR3, Class C(1)	600	584
6.42%, 12/17/2036, Series 2014-SFR3, Class E(1)	1,000	988
American Homes 4 Rent 2015-SFR1 Trust
3.47%, 04/17/2052, Series 2015-SFR1, Class A(1)	1,902	1,819
5.64%, 04/17/2052, Series 2015-SFR1, Class E(1)	3,900	3,813
American Homes 4 Rent 2015-SFR2 Trust
3.73%, 10/17/2052, Series 2015-SFR2, Class A(1)	1,666	1,595
AmeriCredit Automobile Receivables Trust 2019-1
3.36%, 02/18/2025, Series 2019-1, Class C	86	86
AmeriCredit Automobile Receivables Trust 2020-2
0.97%, 02/18/2026, Series 2020-2, Class B	753	747
AmeriCredit Automobile Receivables Trust 2021-1
0.37%, 08/18/2025, Series 2021-1, Class A3	1,433	1,420
AmeriCredit Automobile Receivables Trust 2021-2
1.01%, 01/19/2027, Series 2021-2, Class C	4,600	4,203
AmeriCredit Automobile Receivables Trust 2021-3
0.76%, 08/18/2026, Series 2021-3, Class A3	2,823	2,728
1.41%, 08/18/2027, Series 2021-3, Class C	5,100	4,605
AmeriCredit Automobile Receivables Trust 2023-1
5.80%, 12/18/2028, Series 2023-1, Class C	6,800	6,735
Amortizing Residential Collateral Trust 2002-BC5
6.19% (1 Month LIBOR USD + 1.04%, 1.04% Floor), 07/25/2032, Series 2002-BC5, Class M1(3)	327	325
AMSR 2019-SFR1 Trust
3.02%, 01/19/2039, Series 2019-SFR1, Class B(1)	2,471	2,230
AMSR 2020-SFR3 Trust
2.56%, 09/17/2037, Series 2020-SFR3, Class E1(1)	7,734	6,995
AMSR 2020-SFR4 Trust
1.36%, 11/17/2037, Series 2020-SFR4, Class A(1)	4,300	3,882
1.86%, 11/17/2037, Series 2020-SFR4, Class C(1)	9,000	8,092
AMSR 2021-SFR1 Trust
2.90%, 06/17/2038, Series 2021-SFR1, Class E2(1)(4)	3,950	3,228
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039, Series 2022-SFR3, Class E1(1)	10,000	8,738
Anchorage Capital CLO 2013-1 Ltd.
6.49% (3 Month LIBOR USD + 1.25%), 10/13/2030, Series 2013-1A, Class A1R(1)(3)	2,424	2,403
Anchorage Capital CLO 26 Ltd.
7.32% (3 Month Term SOFR + 2.20%, 2.20% Floor), 07/19/2034, Series 2023-26A, Class A1(1)(3)	20,750	20,762
Anchorage Capital CLO 8 Ltd.
6.49% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 10/27/2034, Series 2016-8A, Class AR2A(1)(3)	15,500	15,134
Apres Static CLO Ltd.
6.33% (3 Month LIBOR USD + 1.07%), 10/15/2028, Series 2019-1A, Class A1R(1)(3)	1,030	1,024
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6
5.83% (1 Month LIBOR USD + 0.68%, 0.68% Floor), 11/25/2033, Series 2003-HE6, Class A2(3)	1,255	1,237
Atlas Senior Loan Fund III Ltd.
6.16% (3 Month LIBOR USD + 0.83%), 11/17/2027, Series 2013-1A, Class AR(1)(3)	976	972
Avis Budget Rental Car Funding AESOP LLC
1.38%, 08/20/2027, Series 2021-1A, Class A(1)	12,900	11,331

1.66%, 02/20/2028, Series 2021-2A, Class A(1)	14,400	12,454
2.33%, 08/20/2026, Series 2020-1A, Class A(1)	6,100	5,672
2.36%, 03/20/2026, Series 2019-3A, Class A(1)	12,000	11,330
3.83%, 08/21/2028, Series 2022-1A, Class A(1)	17,300	16,042
4.00%, 03/20/2025, Series 2018-2A, Class A(1)	5,800	5,745
5.20%, 10/20/2027, Series 2023-2A, Class A(1)	4,500	4,399
BA Credit Card Trust
0.34%, 05/15/2026, Series 2020-A1, Class A1	3,665	3,580
4.79%, 05/15/2028, Series 2023-A1, Class A1	4,609	4,576
Balboa Bay Loan Funding 2020-1 Ltd.
6.37% (3 Month LIBOR USD + 1.12%, 1.12% Floor), 01/20/2032, Series 2020-1A, Class AR(1)(3)	16,750	16,513
Barings CLO Ltd. 2023-I
6.35% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 01/20/2034, Series LP-2A, Class A(1)(3)	22,150	21,858
Battalion CLO X Ltd.
6.44% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 01/25/2035, Series 2016-10A, Class A1R2(1)(3)	2,000	1,956
Bayview Financial Mortgage Pass-Through Trust 2007-B
7.33%, 08/28/2047, Series 2007-B, Class 1A2(2)	100	83
Bear Stearns Asset Backed Securities Trust 2003-2
6.65% (1 Month LIBOR USD + 1.50%, 1.50% Floor, 11.00% Cap), 03/25/2043, Series 2003-2, Class A3(3)	1,573	1,531
BMW Vehicle Owner Trust 2020-A
0.62%, 04/26/2027, Series 2020-A, Class A4	3,009	2,922
BOF VII AL Funding Trust I
6.29%, 07/26/2032, Series 2023-CAR3, Class A2(1)	10,900	10,870
6.63%, 07/26/2032, Series 2023-CAR3, Class B(1)	4,000	3,989
Business Jet Securities 2020-1 LLC
2.98%, 11/15/2035, Series 2020-1A, Class A(1)	2,684	2,536
Business Jet Securities 2021-1 LLC
2.16%, 04/15/2036, Series 2021-1A, Class A(1)	3,017	2,767
BXG Receivables Note Trust 2022-A
5.35%, 09/28/2037, Series 2022-A, Class C(1)	8,695	8,148
Capital One Multi-Asset Execution Trust
1.39%, 07/15/2030, Series 2021-A2, Class A2	4,701	3,946
4.42%, 05/15/2028, Series 2023-A1, Class A	10,233	10,056
Capital One Prime Auto Receivables Trust 2021-1
0.77%, 09/15/2026, Series 2021-1, Class A3	1,585	1,514
Carlyle U.S. CLO 2021-11 Ltd.
6.35% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 01/25/2033, Series 2021-11A, Class A(1)(3)	30,000	29,524
CarMax Auto Owner Trust 2020-3
0.77%, 03/16/2026, Series 2020-3, Class A4	2,901	2,796
Carmax Auto Owner Trust 2021-1
0.34%, 12/15/2025, Series 2021-1, Class A3	1,878	1,823
0.53%, 10/15/2026, Series 2021-1, Class A4	4,057	3,763
CarMax Auto Owner Trust 2021-2
1.34%, 02/16/2027, Series 2021-2, Class C	4,180	3,822
CarMax Auto Owner Trust 2021-3
0.55%, 06/15/2026, Series 2021-3, Class A3	4,619	4,427
1.25%, 05/17/2027, Series 2021-3, Class C	3,350	3,012
CarMax Auto Owner Trust 2021-4
0.56%, 09/15/2026, Series 2021-4, Class A3	4,296	4,094
1.38%, 07/15/2027, Series 2021-4, Class C	2,850	2,552
CarMax Auto Owner Trust 2022-1
1.47%, 12/15/2026, Series 2022-1, Class A3	6,679	6,395
2.20%, 11/15/2027, Series 2022-1, Class C	4,200	3,838
2.47%, 07/17/2028, Series 2022-1, Class D	2,000	1,806
CarMax Auto Owner Trust 2023-1
4.75%, 10/15/2027, Series 2023-1, Class A3	4,464	4,401
CarNow Auto Receivables Trust 2021-2
1.30%, 01/15/2026, Series 2021-2A, Class B(1)	886	878
Carvana Auto Receivables Trust 2019-3
3.04%, 04/15/2025, Series 2019-3A, Class D(1)	3,607	3,587
Carvana Auto Receivables Trust 2021-N2
0.75%, 03/10/2028, Series 2021-N2, Class B	788	723
Carvana Auto Receivables Trust 2021-P3
1.03%, 06/10/2027, Series 2021-P3, Class A4	2,994	2,651
Carvana Auto Receivables Trust 2023-N1
5.92%, 07/10/2029, Series 2023-N1, Class C(1)	6,625	6,483
6.36%, 04/12/2027, Series 2023-N1, Class A(1)	4,316	4,302
CFIN 2022-RTL1 Issuer LLC
3.25%, 02/16/2026, Series 2022-RTL1, Class AA(1)	11,000	10,258
Chase Funding Trust Series 2003-4
4.86%, 05/25/2033, Series 2003-4, Class 1A5(2)	70	66
Chase Funding Trust Series 2003-6
4.83%, 11/25/2034, Series 2003-6, Class 1A5(2)	82	79
4.83%, 11/25/2034, Series 2003-6, Class 1A7(2)	139	133
CIFC Funding 2018-II Ltd.
6.29% (3 Month LIBOR USD + 1.04%), 04/20/2031, Series 2018-2A, Class A1(1)(3)	11,800	11,674
CIFC Funding 2021-V Ltd.
6.40% (3 Month LIBOR USD + 1.14%, 1.40% Floor), 07/15/2034, Series 2021-5A, Class A(1)(3)	10,000	9,834
CIG Auto Receivables Trust 2020-1
2.35%, 01/12/2026, Series 2020-1A, Class D(1)	4,867	4,830
Citizens Auto Receivables Trust 2023-1
5.78%, 10/15/2030, Series 2023-1, Class A4(1)	5,372	5,349
5.84%, 01/18/2028, Series 2023-1, Class A3(1)	11,475	11,443

Commonbond Student Loan Trust 2017-B-GS
2.68%, 09/25/2042, Series 2017-BGS, Class A1(1)	2,281	2,063
Commonbond Student Loan Trust 2018-A-GS
3.21%, 02/25/2044, Series 2018-AGS, Class A1(1)	1,819	1,671
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046, Series 2018-CGS, Class A1(1)	489	460
Consumer Receivables Asset Investment Trust 2021-1
8.74% (3 Month Term SOFR + 3.75%, 3.00% Floor), 12/15/2024, Series 2021-1, Class A1X(1)(3)	1,858	1,863
Continental Finance Credit Card ABS Master Trust
2.24%, 12/15/2028, Series 2020-1A, Class A(1)	4,000	3,831
6.19%, 10/15/2030, Series 2022-A, Class A(1)	10,045	9,639
COOF Securitization Trust 2014-1 Ltd.
2.90%, 06/25/2040, Series 2014-1, Class A(1)(4)	311	23
Corevest American Finance 2019-1 Trust
3.88%, 03/15/2052, Series 2019-1, Class B(1)	4,860	4,778
Corevest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A(1)	3,006	2,833
3.16%, 10/15/2052, Series 2019-3, Class B(1)	2,250	1,916
3.27%, 10/15/2052, Series 2019-3, Class C(1)	5,862	4,914
Corevest American Finance 2020-3 Trust
2.20%, 08/15/2053, Series 2020-3, Class B(1)	6,314	4,970
Countrywide Asset-Backed Certificates
5.12%, 02/25/2035, Series 2004-S1, Class A3(2)	6	6
CPS Auto Receivables Trust 2022-C
4.18%, 04/15/2030, Series 2022-C, Class A(1)	2,879	2,857
5.28%, 04/15/2030, Series 2022-C, Class C(1)	6,000	5,874
Credit Acceptance Auto Loan Trust 2020-2
2.73%, 11/15/2029, Series 2020-2A, Class C(1)	3,500	3,453
Credit Acceptance Auto Loan Trust 2021-4
1.26%, 10/15/2030, Series 2021-4, Class A(1)	2,488	2,379
Credit Acceptance Auto Loan Trust 2022-3
8.45%, 02/15/2033, Series 2022-3A, Class C(1)	9,500	9,765
Credit Acceptance Auto Loan Trust 2023-1
6.48%, 03/15/2033, Series 2023-1A, Class A(1)	907	906
Credit Acceptance Auto Loan Trust 2023-2
5.92%, 05/16/2033, Series 2023-2A, Class A(1)	17,288	17,054
Crossroads Asset Trust 2021-A
2.52%, 01/20/2026, Series 2021-A, Class D(1)	1,500	1,434
CWABS Asset-Backed Certificates Trust 2005-10
4.10%, 02/25/2036, Series 2005-10, Class AF6(4)	4	4
CWABS Asset-Backed Certificates Trust 2005-17
5.56%, 05/25/2036, Series 2005-17, Class 1AF5(4)	6	6
CWABS Asset-Backed Certificates Trust 2006-10
5.97%, 09/25/2046, Series 2006-10, Class 1AF3(4)	7	7
CWABS, Inc. Asset-Backed Certificates Series 2004-1
5.71% (1 Month LIBOR USD + 0.56%, 0.56% Floor), 04/25/2034, Series 2004-1, Class 3A(3)	1	1
5.90% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 03/25/2034, Series 2004-1, Class M1(3)	6	5
5.98% (1 Month LIBOR USD + 0.83%, 0.83% Floor), 03/25/2034, Series 2004-1, Class M2(3)	5	5
CWABS, Inc. Asset-Backed Certificates Trust 2004-6
5.93% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 11/25/2034, Series 2004-6, Class 2A5(3)	307	291
6.05% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/25/2034, Series 2004-6, Class M1(3)	7	7
DataBank Issuer
2.06%, 02/27/2051, Series 2021-1A, Class A2(1)	6,150	5,389
Delta Air Lines 2015-1 Class AA Pass-Through Trust
3.63%, 07/30/2027	875	797
Diamond Resorts Owner Trust 2019-1
3.53%, 02/20/2032, Series 2019-1A, Class B(1)	1,514	1,437
Discover Card Execution Note Trust
1.03%, 09/15/2028, Series 2021-A2, Class A2	4,668	4,107
4.93%, 06/15/2028, Series 2023-A2, Class A	11,947	11,894
Diversified Abs Phase VI LLC
7.50%, 11/28/2039, Series VI, Class A	6,976	6,795
Drive Auto Receivables Trust 2020-2
2.28%, 08/17/2026, Series 2020-2, Class C	84	84
Drive Auto Receivables Trust 2021-1
1.02%, 06/15/2027, Series 2021-1, Class C	1,611	1,589
Drive Auto Receivables Trust 2021-2
0.58%, 12/15/2025, Series 2021-2, Class B	592	591
DT Auto Owner Trust 2021-2
1.10%, 02/16/2027, Series 2021-2A, Class C(1)	1,835	1,775
DT Auto Owner Trust 2021-4
0.56%, 09/15/2025, Series 2021-4A, Class A(1)	715	711
1.02%, 05/15/2026, Series 2021-4A, Class B(1)	4,753	4,630
DT Auto Owner Trust 2023-1
5.19%, 10/16/2028, Series 2023-1A, Class B(1)	2,241	2,200
DT Auto Owner Trust 2023-2
5.79%, 02/15/2029, Series 2023-2A, Class C(1)	8,785	8,662
Elmwood CLO II Ltd.
6.40% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 04/20/2034, Series 2019-2A, Class AR(1)(3)	20,000	19,672
Enterprise Fleet Financing 2023-2 LLC
5.56%, 04/22/2030, Series 2023-2, Class A2(1)	11,000	10,939
Exeter Automobile Receivables Trust 2021-4
1.05%, 05/15/2026, Series 2021-4A, Class B	2,799	2,766

Exeter Automobile Receivables Trust 2022-2
4.56%, 07/17/2028, Series 2022-2A, Class D	11,635	11,075
Exeter Automobile Receivables Trust 2022-4
5.98%, 12/15/2028, Series 2022-4A, Class D	6,264	6,145
Exeter Automobile Receivables Trust 2023-3
6.21%, 06/15/2028, Series 2023-3A, Class C	5,400	5,382
FirstKey Homes 2020-SFR2 Trust
1.27%, 10/19/2037, Series 2020-SFR2, Class A(1)	19,284	17,312
2.67%, 10/19/2037, Series 2020-SFR2, Class E(1)	7,948	7,198
FirstKey Homes 2021-SFR1 Trust
1.54%, 08/17/2038, Series 2021-SFR1, Class A(1)	12,383	10,837
2.19%, 08/17/2038, Series 2021-SFR1, Class D(1)	7,500	6,440
FirstKey Homes 2022-SFR1 Trust
4.15%, 05/17/2039, Series 2022-SFR1, Class A(1)	10,789	10,164
5.20%, 05/17/2039, Series 2022-SFR1, Class D(1)	4,935	4,610
Flagship Credit Auto Trust 2019-4
3.12%, 01/15/2026, Series 2019-4, Class D(1)	9,275	8,983
Flagship Credit Auto Trust 2021-2
0.37%, 12/15/2026, Series 2021-2, Class A(1)	749	742
Flagship Credit Auto Trust 2022-2
5.80%, 04/17/2028, Series 2022-2, Class D(1)	4,000	3,851
Flagship Credit Auto Trust 2022-3
6.00%, 07/17/2028, Series 2022-3, Class D(1)	4,043	3,949
Flagship Credit Auto Trust 2023-1
5.38%, 12/15/2026, Series 2023-1, Class A2(1)	4,640	4,617
FMC GMSR Issuer Trust
3.62%, 07/25/2026, Series 2021-GT1, Class A(1)(4)	10,900	8,856
3.65%, 02/25/2024, Series 2021-SAT1, Class A(1)(4)	16,715	15,846
3.85%, 10/25/2026, Series 2021-GT2, Class A(1)(4)	8,250	6,726
4.45%, 01/25/2026, Series 2020-GT1, Class A(1)(4)	9,700	8,319
6.19%, 04/25/2027, Series 2022-GT1, Class A(1)	8,210	7,572
Ford Credit Auto Owner Trust 2018-REV1
3.19%, 07/15/2031, Series 2018-1, Class A(1)	20,424	19,625
Ford Credit Auto Owner Trust 2020-A
1.04%, 08/15/2024, Series 2020-A, Class A3	82	81
1.35%, 07/15/2025, Series 2020-A, Class A4	2,163	2,129
Ford Credit Auto Owner Trust 2020-B
0.79%, 11/15/2025, Series 2020-B, Class A4	3,711	3,623
Ford Credit Auto Owner Trust 2020-C
0.51%, 08/15/2026, Series 2020-C, Class A4	5,576	5,227
Ford Credit Auto Owner Trust 2020-REV1
2.04%, 08/15/2031, Series 2020-1, Class A(1)	12,300	11,576
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033, Series 2020-2, Class A(1)	3,800	3,431
Ford Credit Auto Owner Trust 2021-REV1
1.61%, 10/17/2033, Series 2021-1, Class B(1)	2,320	2,063
Ford Credit Auto Owner Trust 2021-REV2
1.53%, 05/15/2034, Series 2021-2, Class A(1)	5,255	4,628
1.91%, 05/15/2034, Series 2021-2, Class B(1)	2,150	1,896
Ford Credit Auto Owner Trust 2022-A
1.29%, 06/15/2026, Series 2022-A, Class A3	3,920	3,765
Ford Credit Auto Owner Trust 2022-B
3.74%, 09/15/2026, Series 2022-B, Class A3	4,754	4,645
Ford Credit Auto Owner Trust 2023-A
4.65%, 02/15/2028, Series 2023-A, Class A3	2,094	2,067
Ford Credit Auto Owner Trust 2023-B
5.23%, 05/15/2028, Series 2023-B, Class A3	3,958	3,951
Ford Credit Auto Owner Trust 2023-REV1
4.85%, 08/15/2035, Series 2023-1, Class A(1)	25,573	25,023
Ford Credit Floorplan Master Owner Trust A
1.06%, 09/15/2027, Series 2020-2, Class A	14,747	13,379
4.92%, 05/15/2028, Series 2023-1, Class A1(1)	22,976	22,720
Foundation Finance Trust 2019-1
3.86%, 11/15/2034, Series 2019-1A, Class A(1)	501	492
Foursight Capital Automobile Receivables Trust 2021-1
1.32%, 03/15/2027, Series 2021-1, Class D(1)	900	850
Foursight Capital Automobile Receivables Trust 2021-2
1.92%, 09/15/2027, Series 2021-2, Class D(1)	850	784
FREED ABS Trust 2022-3FP
5.79%, 08/20/2029, Series 2022-3FP, Class B(1)	2,303	2,289
GE Capital Mortgage Services, Inc. 1999-HE1 Trust
6.71%, 04/25/2029, Series 1999-HE1, Class M(4)	8	7
GLS Auto Receivables Issuer Trust 2021-1
1.68%, 01/15/2027, Series 2021-1A, Class D(1)	1,200	1,131
GLS Auto Receivables Issuer Trust 2021-2
0.77%, 09/15/2025, Series 2021-2A, Class B(1)	370	369
1.42%, 04/15/2027, Series 2021-2A, Class D(1)	2,250	2,087
GLS Auto Receivables Issuer Trust 2021-4
1.53%, 04/15/2026, Series 2021-4A, Class B(1)	5,850	5,696
GM Financial Automobile Leasing Trust 2023-2
5.09%, 05/20/2027, Series 2023-2, Class A4	3,304	3,267
5.44%, 10/20/2025, Series 2023-2, Class A2A	1,749	1,742
GM Financial Consumer Automobile Receivables Trust 2020-2

1.49%, 12/16/2024, Series 2020-2, Class A3	272	271
GM Financial Consumer Automobile Receivables Trust 2020-3
0.45%, 04/16/2025, Series 2020-3, Class A3	894	880
GM Financial Consumer Automobile Receivables Trust 2020-4
0.50%, 02/17/2026, Series 2020-4, Class A4	5,097	4,824
GM Financial Consumer Automobile Receivables Trust 2021-1
0.54%, 05/17/2027, Series 2021-1, Class A4	4,174	3,899
GM Financial Consumer Automobile Receivables Trust 2023-1
5.19%, 03/16/2026, Series 2023-1, Class A2A	4,533	4,516
GM Financial Revolving Receivables Trust 2021-1
1.17%, 06/12/2034, Series 2021-1, Class A(1)	2,882	2,518
1.49%, 06/12/2034, Series 2021-1, Class B(1)	500	433
GMF Floorplan Owner Revolving Trust
0.68%, 08/15/2025, Series 2020-1, Class A(1)	4,031	4,008
Gold Key Resorts 2014-A LLC
3.22%, 03/17/2031, Series 2014-A, Class A(1)	15	14
Golden Credit Card Trust
4.31%, 09/15/2027, Series 2022-4A, Class A(1)	10,250	10,014
Goodgreen 2017-1 Trust
3.74%, 10/15/2052, Series 2017-1A, Class A(1)	688	605
Goodgreen 2017-2 Trust
3.26%, 10/15/2053, Series 2017-2A, Class A(1)	1,926	1,692
Goodgreen 2017-R1 Trust
5.00%, 10/20/2051, Series 2017-R1(1)(5)	1,777	1,475
Goodgreen 2019-2
2.76%, 04/15/2055, Series 2019-2A, Class A(1)	2,920	2,417
Goodgreen 2023-1
5.90%, 01/17/2061, Series 2023-1A, Class A(1)(5)	7,184	7,024
Greenwood Park CLO Ltd.
6.27% (3 Month LIBOR USD + 1.01%), 04/15/2031, Series 2018-1A, Class A2(1)(3)	23,000	22,745
Harley-Davidson Motorcycle Trust 2021-A
0.37%, 04/15/2026, Series 2021-A, Class A3	3,433	3,351
0.53%, 09/15/2028, Series 2021-A, Class A4	4,288	4,016
HERO Funding 2017-3
3.95%, 09/20/2048, Series 2017-3A, Class A2(1)	1,311	1,148
HERO Funding Trust 2016-2
3.75%, 09/20/2041, Series 2016-2A, Class A(1)	718	643
HERO Funding Trust 2016-3
3.08%, 09/20/2042, Series 2016-3A, Class A1(1)	297	259
HERO Funding Trust 2016-4A
3.57%, 09/20/2047, Series 2016-4A, Class A1(1)	976	863
HERO Funding Trust 2017-1A
4.46%, 09/20/2047, Series 2017-1A, Class A2(1)	1,837	1,654
HERO Funding Trust 2017-2
3.28%, 09/20/2048, Series 2017-2A, Class A1(1)	1,634	1,405
Hertz Vehicle Financing III LLC
5.49%, 06/25/2027, Series 2023-1A, Class A(1)	12,400	12,228
Hertz Vehicle Financing III LP
1.68%, 12/27/2027, Series 2021-2A, Class A(1)	7,200	6,274
Hertz Vehicle Financing LLC
1.21%, 12/26/2025, Series 2021-1A, Class A(1)	8,200	7,682
2.33%, 06/26/2028, Series 2022-2A, Class A(1)	18,900	16,602
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028, Series 2017-AA, Class A(1)	271	268
Hilton Grand Vacations Trust 2022-1D
4.10%, 06/20/2034, Series 2022-1D, Class B(1)	2,772	2,604
HIN Timeshare Trust 2020-A
2.23%, 10/09/2039, Series 2020-A, Class B(1)	1,606	1,460
Home Partners of America 2021-2 Trust
1.90%, 12/17/2026, Series 2021-2, Class A(1)	7,010	6,114
2.95%, 12/17/2026, Series 2021-2, Class E2(1)	6,269	5,402
Home Partners of America 2021-3 Trust
2.20%, 01/17/2041, Series 2021-3, Class A(1)	3,773	3,198
3.20%, 01/17/2041, Series 2021-3, Class E1(1)	5,315	4,459
Honda Auto Receivables 2021-4 Owner Trust
0.88%, 01/21/2026, Series 2021-4, Class A3	4,355	4,180
Hyundai Auto Lease Securitization Trust 2022-C
4.38%, 10/15/2025, Series 2022-C, Class A3(1)	4,446	4,380
Hyundai Auto Lease Securitization Trust 2023-B
5.15%, 06/15/2026, Series 2023-B, Class A3(1)	4,810	4,775
5.17%, 04/15/2027, Series 2023-B, Class A4(1)	2,099	2,070
5.47%, 09/15/2025, Series 2023-B, Class A2A(1)	1,813	1,804
Hyundai Auto Receivables Trust 2020-A
1.41%, 11/15/2024, Series 2020-A, Class A3	567	563
1.72%, 06/15/2026, Series 2020-A, Class A4	3,308	3,233
Hyundai Auto Receivables Trust 2021-B
0.38%, 01/15/2026, Series 2021-B, Class A3	4,648	4,497
Hyundai Auto Receivables Trust 2022-A
2.22%, 10/15/2026, Series 2022-A, Class A3	1,642	1,576
Jonah 2022-1 A2
7.80%, 11/10/2037, Series 2022-1, Class A2(1)	6,943	6,729
Jonah Energy Abs I LLC
7.20%, 12/10/2037, Series 2022-1, Class A1(1)	5,593	5,481

KGS-Alpha SBA COOF Trust
0.50%, 05/25/2039, Series 2012-6, Class A(1)(4)	905	11
KGS-Alpha SBA COOF Trust 2012-2
0.82%, 08/25/2038, Series 2012-2, Class A(1)(4)	967	18
KGS-Alpha SBA COOF Trust 2014-2
2.89%, 04/25/2040, Series 2014-2, Class A(1)(4)	289	19
KKR CLO 11 Ltd.
6.44% (3 Month LIBOR USD + 1.18%, 1.44% Floor), 01/15/2031, Series 11, Class AR(1)(3)	8,222	8,138
KKR CLO 32 Ltd.
6.58% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 01/15/2032, Series 32A, Class A1(1)(3)	26,000	25,751
Laurel Road Prime Student Loan Trust 2017-C
2.81%, 11/25/2042, Series 2017-C, Class A2B(1)	196	193
Laurel Road Prime Student Loan Trust 2018-B
3.54%, 05/26/2043, Series 2018-B, Class A2FX(1)	464	456
LendingPoint 2020-REV1 Asset Securitization Trust
2.73%, 10/15/2028, Series 2020-REV1, Class A(1)	1,624	1,616
4.49%, 10/15/2028, Series 2020-REV1, Class B(1)	8,407	8,277
Long Beach Mortgage Loan Trust 2004-1
5.90% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 02/25/2034, Series 2004-1, Class M1(3)	68	65
Long Beach Mortgage Loan Trust 2004-3
6.01% (1 Month LIBOR USD + 0.86%, 0.86% Floor), 07/25/2034, Series 2004-3, Class M1(3)	26	25
LP LMS 2021-1
3.23%, 10/15/2028, Series 2021-1(1)	482	481
LP LMS 2021-2 Asset Securitization Trust
1.75%, 01/15/2029, Series 2021-2A, Class A(1)	2,111	2,064
Madison Park Funding LIX Ltd.
6.40% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 01/18/2034, Series 2021-59A, Class A(1)(3)	20,000	19,711
Mariner Finance Issuance Trust 2019-A
2.96%, 07/20/2032, Series 2019-AA, Class A(1)	986	979
3.51%, 07/20/2032, Series 2019-AA, Class B(1)	5,235	5,119
Mariner Finance Issuance Trust 2021-A
2.33%, 03/20/2036, Series 2021-AA, Class B(1)	5,700	4,856
MidOcean Credit CLO III
6.38% (3 Month LIBOR USD + 1.12%, 1.12% Floor), 04/21/2031, Series 2014-3A, Class A1R(1)(3)	15,218	15,054
MidOcean Credit CLO IX
6.40% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 07/20/2031, Series 2018-9A, Class A1(1)(3)	4,000	3,934
Mid-State Capital Corp. 2006-1 Trust
6.08%, 10/15/2040, Series 2006-1, Class M1(1)	380	367
MMAF Equipment Finance LLC 2019-B
2.29%, 11/12/2041, Series 2019-B, Class A5(1)	7,200	6,627
Mountain View CLO IX Ltd.
6.38% (3 Month LIBOR USD + 1.12%), 07/15/2031, Series 2015-9A, Class A1R(1)(3)	20,000	19,785
Navient Private Education Refi Loan Trust 2018-A
3.19%, 02/18/2042, Series 2018-A, Class A2(1)	203	203
Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042, Series 2018-CA, Class A2(1)	525	515
Navient Private Education Refi Loan Trust 2019-C
3.13%, 02/15/2068, Series 2019-CA, Class A2(1)	2,246	2,123
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2(1)	2,611	2,366
Navient Private Education Refi Loan Trust 2021-G
1.58%, 04/15/2070, Series 2021-GA, Class A(1)	8,852	7,598
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062, Series 2021-DA, Class AFX(1)	8,504	7,624
New Century Home Equity Loan Trust Series 2003-5
4.80%, 11/25/2033, Series 2003-5, Class AI6(2)	88	82
New Residential Mortgage Loan Trust 2018-1
4.00%, 12/25/2057, Series 2018-1A, Class A1A(1)(4)	1,321	1,239
New Residential Mortgage Loan Trust 2022-SFR2
4.00%, 09/04/2039, Series 2022-SFR2, Class D(1)	5,000	4,443
Nissan Auto Lease Trust 2023-A
4.91%, 01/15/2026, Series 2023-A, Class A3	7,933	7,848
Nissan Auto Lease Trust 2023-B
5.61%, 11/15/2027, Series 2023-B, Class A4	2,808	2,811
5.69%, 07/15/2026, Series 2023-B, Class A3	3,572	3,577
5.74%, 08/15/2025, Series 2023-B, Class A2A	2,216	2,213
Nissan Auto Receivables 2020-A Owner Trust
1.38%, 12/16/2024, Series 2020-A, Class A3	545	541
Nissan Auto Receivables 2021-A Owner Trust
0.33%, 10/15/2025, Series 2021-A, Class A3	7,367	7,150
Nissan Auto Receivables 2023-A Owner Trust
4.91%, 11/15/2027, Series 2023-A, Class A3	2,418	2,397
NRZ Excess Spread-Collateralized Notes
3.10%, 07/25/2026, Series 2021-FHT1, Class A(1)	10,718	9,541
3.23%, 05/25/2026, Series 2021-FNT2, Class A(1)	5,477	4,931
3.47%, 11/25/2026, Series 2021-GNT1, Class A(1)	9,638	8,672
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1
3.84%, 12/25/2025, Series 2020-PLS1, Class A(1)	4,176	3,877
OCP CLO 2015-9 Ltd.
6.24% (3 Month Term SOFR + 1.25%, 1.25% Floor), 01/15/2033, Series 2015-9A, Class A1R2(1)(3)	15,000	14,801
Octane Receivables Trust 2021-1
1.53%, 04/20/2027, Series 2021-1A, Class B(1)	700	649
Octane Receivables Trust 2023-1

5.96%, 07/20/2029, Series 2023-1A, Class B(1)	4,100	4,050
OL SP 2018-B LLC
4.16%, 02/09/2030, Series 2018, Class A	682	664
4.61%, 02/09/2030, Series 2018, Class B	148	144
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027, Series 2019-1A, Class A(1)	14,600	14,051
OneMain Direct Auto Receivables Trust 2021-1
1.26%, 07/14/2028, Series 2021-1A, Class B(1)	10,300	9,316
OneMain Direct Auto Receivables Trust 2023-1
5.41%, 11/14/2029, Series 2023-1A, Class A(1)	12,500	12,281
7.07%, 02/14/2033, Series 2023-1A, Class D(1)	6,480	6,477
OneMain Financial Issuance Trust 2020-2
1.75%, 09/14/2035, Series 2020-2A, Class A(1)	9,400	8,387
OneMain Financial Issuance Trust 2020-A
3.84%, 05/14/2032, Series 2020-1A, Class A(1)	561	559
OneMain Financial Issuance Trust 2021-1
5.83% (30-day Average SOFR + 0.76%), 06/16/2036, Series 2021-1A, Class A2(1)(3)	10,342	10,071
OneMain Financial Issuance Trust 2022-2
4.89%, 10/14/2034, Series 2022-2A, Class A(1)	8,510	8,320
Oportun Funding XIV LLC
1.76%, 03/08/2028, Series 2021-A, Class B(1)	4,586	4,354
Oportun Issuance Trust 2021-B
1.47%, 05/08/2031, Series 2021-B, Class A(1)	5,610	5,083
Oportun Issuance Trust 2022-2
5.94%, 10/09/2029, Series 2022-2, Class A(1)	3,393	3,379
7.40%, 10/09/2029, Series 2022-2, Class B(1)	8,500	8,376
Oportun Issuance Trust 2022-3
5.05%, 06/09/2031, Series 2022-A, Class A(1)	10,500	10,172
Option One Mortgage Loan Trust 2004-3
6.05% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 11/25/2034, Series 2004-3, Class A4(3)	1,692	1,586
OZLM Funding IV Ltd.
6.52% (3 Month LIBOR USD + 1.25%), 10/22/2030, Series 2013-4A, Class A1R(1)(3)	8,073	8,021
OZLM XXII Ltd.
6.33% (3 Month LIBOR USD + 1.07%), 01/17/2031, Series 2018-22A, Class A1(1)(3)	6,671	6,586
P4 SFR 2019-STL
7.25%, 10/11/2026, Series 2019, Class A	5,700	5,401
Pagaya AI Debt Selection Trust 2021-1
1.18%, 11/15/2027, Series 2021-1, Class A(1)	498	497
Palmer Square CLO 2014-1 Ltd.
6.39% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 01/17/2031, Series 2014-1A, Class A1R2(1)(3)	3,586	3,559
Palmer Square CLO 2018-2 Ltd.
6.36% (3 Month LIBOR USD + 1.10%), 07/16/2031, Series 2018-2A, Class A1A(1)(3)	20,000	19,814
Park Avenue Institutional Advisers CLO Ltd. 2018-1
6.25% (3 Month LIBOR USD + 1.00%, 1.00% Floor), 10/20/2031, Series 2018-1A, Class A1AR(1)(3)	21,500	21,273
Pennsylvania Higher Education Assistance Agency
5.67% (1 Month LIBOR USD + 0.53%, 0.53% Floor), 05/25/2070, Series 2021-1A, Class A(1)(3)	6,521	6,311
PFS Financing Corp.
5.80%, 03/15/2028, Series 2023-A, Class A(1)	12,575	12,579
PNMAC GMSR ISSUER TRUST 2022-GT1
9.32% (30-day Average SOFR + 4.25%), 05/25/2027, Series 2022-GT1, Class A(1)(3)	9,425	9,414
PRET 2021-RN4 LLC
2.49%, 10/25/2051, Series 2021-RN4, Class A1(1)(4)	14,559	13,178
Pretium Mortgage Credit Partners I 2021-NPL1 LLC
2.24%, 09/27/2060, Series 2021-NPL1, Class A1(1)(2)	6,548	6,160
Progress Residential 2020-SFR3 Trust
2.30%, 10/17/2027, Series 2020-SFR3, Class E(1)	6,000	5,384
Progress Residential 2021-SFR1
1.56%, 04/17/2038, Series 2021-SFR1, Class C(1)	3,500	3,067
Progress Residential 2021-SFR2 Trust
2.55%, 04/19/2038, Series 2021-SFR2, Class E1(1)	5,000	4,377
Progress Residential 2021-SFR3
2.54%, 05/17/2026, Series 2021-SFR3, Class E1(1)	6,250	5,417
Progress Residential 2021-SFR9 Trust
2.81%, 11/17/2040, Series 2021-SFR9, Class E1(1)	5,400	4,405
Progress Residential 2022-SFR1 Trust
3.93%, 02/17/2041, Series 2022-SFR1, Class E1(1)	11,100	9,461
Progress Residential 2022-SFR2 Trust
3.95%, 04/17/2027, Series 2022-SFR2, Class D(1)	3,000	2,715
Progress Residential 2022-SFR3 Trust
5.20%, 04/17/2039, Series 2022-SFR3, Class E1(1)	9,025	8,244
Regional Management Issuance Trust 2020-1
3.23%, 10/15/2030, Series 2020-1, Class B(1)	2,590	2,379
Regional Management Issuance Trust 2021-1
1.68%, 03/17/2031, Series 2021-1, Class A(1)	3,183	2,944
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037, Series 2007-1, Class AF3(2)	299	83
Renew 2017-1
3.67%, 09/20/2052, Series 2017-1A, Class A(1)	881	764
Rockford Tower CLO 2020-1 Ltd.
6.53% (3 Month LIBOR USD + 1.28%), 01/20/2032, Series 2020-1A, Class A(1)(3)	12,000	11,902
Santander Consumer Auto Receivables Trust 2021-A
0.33%, 10/15/2025, Series 2021-AA, Class A3(1)	1,455	1,440
0.48%, 06/15/2026, Series 2021-AA, Class A4(1)	3,258	3,117

Santander Drive Auto Receivables Trust 2020-4
1.01%, 01/15/2026, Series 2020-4, Class C	979	975
Santander Drive Auto Receivables Trust 2021-2
0.90%, 06/15/2026, Series 2021-2, Class C	1,033	1,019
1.35%, 07/15/2027, Series 2021-2, Class D	9,300	8,789
Santander Drive Auto Receivables Trust 2021-3
0.95%, 09/15/2027, Series 2021-3, Class C	8,015	7,850
Santander Drive Auto Receivables Trust 2021-4
1.26%, 02/16/2027, Series 2021-4, Class C	10,600	10,189
Santander Drive Auto Receivables Trust 2022-1
2.56%, 04/17/2028, Series 2022-1, Class C	6,590	6,294
Santander Drive Auto Receivables Trust 2022-4
4.05%, 07/15/2025, Series 2022-4, Class A2	422	422
4.14%, 02/16/2027, Series 2022-4, Class A3	13,225	13,041
Santander Drive Auto Receivables Trust 2022-5
4.74%, 10/16/2028, Series 2022-5, Class C	939	909
Santander Drive Auto Receivables Trust 2022-6
4.49%, 11/16/2026, Series 2022-6, Class A3	2,176	2,149
4.96%, 11/15/2028, Series 2022-6, Class C	6,097	5,925
Santander Drive Auto Receivables Trust 2023-1
4.88%, 04/15/2027, Series 2023-1, Class A3	4,801	4,737
5.09%, 05/15/2030, Series 2023-1, Class C	2,300	2,240
Santander Drive Auto Receivables Trust 2023-2
5.21%, 07/15/2027, Series 2023-2, Class A3	2,471	2,445
SART 2017-1
4.75%, 07/15/2024, Series 2017-1, Class A	933	914
SART 2018-1
4.76%, 06/15/2025, Series 2018-1	1,331	1,318
SCF Equipment Leasing 2021-1 LLC
1.93%, 09/20/2030, Series 2021-1A, Class D(1)	3,600	3,185
Securitized Asset Backed Receivables LLC Trust 2006-CB1
2.86%, 01/25/2036, Series 2006-CB1, Class AF2(2)	43	34
SFS Auto Receivables Securitization Trust 2023-1
5.71%, 01/22/2030, Series 2023-1A, Class B(1)	1,200	1,195
5.97%, 02/20/2031, Series 2023-1A, Class C(1)	1,550	1,544
Sierra Timeshare 2019-3 Receivables Funding LLC
2.75%, 08/20/2036, Series 2019-3A, Class B(1)	895	839
Sierra Timeshare 2020-2 Receivables Funding LLC
1.33%, 07/20/2037, Series 2020-2A, Class A(1)	949	879
Sierra Timeshare 2021-1 Receivables Funding LLC
1.34%, 11/20/2037, Series 2021-1A, Class B(1)	2,375	2,186
Sixth Street CLO XVI Ltd.
6.57% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 10/20/2032, Series 2020-16A, Class A1A(1)(3)	20,000	19,845
SoFi Professional Loan Program 2017-F LLC
2.84%, 01/25/2041, Series 2017-F, Class A2FX(1)	2,876	2,757
SoFi Professional Loan Program 2018-B Trust
3.34%, 08/25/2047, Series 2018-B, Class A2FX(1)	1,219	1,177
SoFi Professional Loan Program 2019-C LLC
2.37%, 11/16/2048, Series 2019-C, Class A2FX(1)	3,464	3,188
SoFi Professional Loan Program 2020-ATrust
2.54%, 05/15/2046, Series 2020-A, Class A2FX(1)	4,677	4,304
Sound Point CLO II Ltd.
6.34% (3 Month LIBOR USD + 1.07%, 1.07% Floor), 01/26/2031, Series 2013-1A, Class A1R(1)(3)	9,000	8,900
SOUND POINT CLO XXII Ltd.
6.33% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 01/20/2032, Series 2019-1A, Class AR(1)(3)	2,500	2,471
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2004-6XS
6.03%, 03/25/2034, Series 2004-6XS, Class A5A(2)	8	8
6.05%, 03/25/2034, Series 2004-6XS, Class A5B(2)	6	6
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1
3.45%, 02/25/2032, Series 2002-AL1, Class A2	3	3
3.45%, 02/25/2032, Series 2002-AL1, Class A3	19	10
Synchrony Card Funding LLC
3.37%, 04/15/2028, Series 2022-A1, Class A	10,650	10,269
Texas Natural Gas Securitization Finance Corp.
5.10%, 04/01/2035	11,516	11,558
5.17%, 04/01/2041	10,028	10,320
Towd Point HE Trust 2023-1
6.88%, 02/25/2063, Series 2023-1, Class A1A(1)	1,445	1,437
Towd Point Mortgage Trust 2020-MH1
2.25%, 02/25/2060, Series 2020-MH1, Class A1(1)(4)	3,487	3,240
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033, Series 2020-1A, Class A(1)	7,685	7,095
Toyota Auto Receivables 2020-A Owner Trust
1.68%, 05/15/2025, Series 2020-A, Class A4	1,054	1,041
Toyota Auto Receivables 2020-B Owner Trust
1.36%, 08/15/2024, Series 2020-B, Class A3	238	237
1.66%, 09/15/2025, Series 2020-B, Class A4	3,189	3,123
Toyota Auto Receivables 2020-D Owner Trust
0.47%, 01/15/2026, Series 2020-D, Class A4	4,856	4,649
Toyota Auto Receivables 2021-B Owner Trust
0.53%, 10/15/2026, Series 2021-B, Class A4	1,886	1,743
Toyota Auto Receivables 2021-D Owner Trust
1.02%, 03/15/2027, Series 2021-D, Class A4	854	776

Toyota Auto Receivables 2023-B Owner Trust
4.71%, 02/15/2028, Series 2023-B, Class A3	4,282	4,236
Toyota Lease Owner Trust 2023-A
5.30%, 08/20/2025, Series 2023-A, Class A2(1)	1,290	1,284
United Auto Credit Securitization Trust
1.14%, 06/10/2026, Series 2021-1, Class D(1)	627	620
Upstart Pass-Through Trust Series 2021-ST9
1.70%, 11/20/2029, Series 2021-ST9, Class A(1)	1,810	1,724
VCAT 2021-NPL1 LLC
2.29%, 12/26/2050, Series 2021-NPL1, Class A1(1)(2)	1,116	1,069
VCAT 2021-NPL5 LLC
1.87%, 08/25/2051, Series 2021-NPL5, Class A1(1)(2)	5,492	4,973
VCAT 2021-NPL6 LLC
1.92%, 09/25/2051, Series 2021-NPL6, Class A1(1)(2)	2,132	1,932
Venture 32 CLO Ltd.
6.36% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 07/18/2031, Series 2018-32A, Class A1(1)(3)	8,000	7,869
Venture 43 CLO Ltd.
6.50% (3 Month LIBOR USD + 1.24%, 1.24% Floor), 04/15/2034, Series 2021-43A, Class A1(1)(3)	3,000	2,917
Vericrest Opportunity Loan Transferee
1.87%, 08/25/2051, Series 2021-NP11, Class A1(1)(2)	5,304	4,806
Verizon Master Trust
0.50%, 05/20/2027, Series 2021-1, Class A	7,883	7,525
1.04%, 01/20/2027, Series 2022-1, Class A	11,241	11,215
3.67%, 01/22/2029, Series 2022-6, Class A	6,485	6,274
3.72%, 07/20/2027, Series 2022-5, Class A1A	7,022	6,936
4.49%, 01/22/2029, Series 2023-1, Class A	8,973	8,813
Veros Auto Receivables Trust 2021-1
0.92%, 10/15/2026, Series 2021-1, Class A(1)	322	320
VM Debt
7.46%, 07/18/2027, Series 2019-1(1)(5)	14,998	12,544
Volkswagen Auto Lease Trust 2022-A
3.44%, 07/21/2025, Series 2022-A, Class A3	4,541	4,448
3.65%, 01/20/2027, Series 2022-A, Class A4	5,487	5,338
Volkswagen Auto Loan Enhanced Trust 2020-1
0.98%, 11/20/2024, Series 2020-1, Class A3	518	515
Volkswagen Auto Loan Enhanced Trust 2023-1
5.01%, 01/22/2030, Series 2023-1, Class A4	1,748	1,742
5.02%, 06/20/2028, Series 2023-1, Class A3	1,753	1,747
VOLT CV LLC
2.49%, 11/27/2051, Series 2021-CF2, Class A1(1)(2)	7,893	7,003
VOLT XCII LLC
1.89%, 02/27/2051, Series 2021-NPL1, Class A1(1)(2)	5,629	5,083
VOLT XCIII LLC
1.89%, 02/27/2051, Series 2021-NPL2, Class A1(1)(2)	11,022	9,964
VOLT XCIV LLC
2.24%, 02/27/2051, Series 2021-NPL3, Class A1(1)(2)	10,659	9,794
VOLT XCIX LLC
2.12%, 04/25/2051, Series 2021-NPL8, Class A1(1)(2)	3,904	3,541
VOLT XCVI LLC
2.12%, 03/27/2051, Series 2021-NPL5, Class A1(1)(2)	9,678	9,059
VOLT XCVII LLC
2.24%, 04/25/2051, Series 2021-NPL6, Class A1(1)(2)	9,912	9,028
Voya CLO 2015-1 Ltd.
6.16% (3 Month LIBOR USD + 0.90%, 0.90% Floor), 01/18/2029, Series 2015-1A, Class A1R(1)(3)	2,879	2,861
Voya CLO 2019-3 Ltd.
6.34% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 10/17/2032, Series 2019-3A, Class AR(1)(3)	20,000	19,738
VSE 2018-A Voi Mortgage LLC
3.56%, 02/20/2036, Series 2018-A, Class A(1)	620	598
Westgate Resorts 2020-1 LLC
3.96%, 03/20/2034, Series 2020-1A, Class B(1)	1,462	1,430
Westlake Automobile Receivables Trust 2020-3
1.65%, 02/17/2026, Series 2020-3A, Class D(1)	1,875	1,801
Westlake Automobile Receivables Trust 2022-2
3.36%, 08/15/2025, Series 2022-2A, Class A2A(1)	3,598	3,567
5.48%, 09/15/2027, Series 2022-2A, Class D(1)	3,500	3,401
Westlake Automobile Receivables Trust 2023-1
5.21%, 01/18/2028, Series 2023-1A, Class A3(1)	4,523	4,474
5.41%, 01/18/2028, Series 2023-1A, Class B(1)	841	831
6.79%, 11/15/2028, Series 2023-1A, Class D(1)	3,345	3,337
Westlake Automobile Receivables Trust 2023-2
7.01%, 11/15/2028, Series 2023-2A, Class D(1)	7,312	7,304
Wheels Fleet Lease Funding 1 LLC
5.80%, 04/18/2038, Series 2023-1A, Class A(1)	14,500	14,400
World Financial Network Credit Card Master Trust
5.02%, 03/15/2030, Series 2023-A, Class A	5,852	5,783
World Omni Auto Receivables Trust 2019-C
1.96%, 12/16/2024, Series 2019-C, Class A3	88	88
World Omni Auto Receivables Trust 2020-C
0.48%, 11/17/2025, Series 2020-C, Class A3	845	826
0.61%, 10/15/2026, Series 2020-C, Class A4	3,043	2,865
World Omni Auto Receivables Trust 2023-A
4.83%, 05/15/2028, Series 2023-A, Class A3	7,292	7,209
World Omni Auto Receivables Trust 2023-B

4.66%, 05/15/2028, Series 2023-B, Class A3	2,201	2,170
World Omni Automobile Lease Securitization Trust 2023-A
5.04%, 07/17/2028, Series 2023-A, Class A4	1,470	1,457
5.07%, 09/15/2026, Series 2023-A, Class A3	2,436	2,417
World Omni Select Auto Trust 2021-A
1.09%, 11/15/2027, Series 2021-A, Class C	2,350	2,129
Zais CLO 7 Ltd.
6.55% (3 Month LIBOR USD + 1.29%), 04/15/2030, Series 2017-2A, Class A(1)(3)	3,802	3,775

Total Asset-Backed Obligations (Cost: $2,124,511)		2,026,489

Corporate Bonds – 29.45%
Basic Materials – 0.87%
Albemarle Corp.
5.45%, 12/01/2044	600	564
Anglo American Capital Plc
2.88%, 03/17/2031(1)	8,022	6,623
3.63%, 09/11/2024(1)	630	612
4.75%, 04/10/2027(1)	5,500	5,315
5.63%, 04/01/2030(1)	4,300	4,280
ArcelorMittal SA
6.75%, 03/01/2041	3,462	3,523
Barrick Gold Corp.
6.45%, 10/15/2035	203	216
Barrick North America Finance LLC
5.75%, 05/01/2043	4,480	4,602
BHP Billiton Finance USA Ltd.
4.88%, 02/27/2026	11,809	11,748
Celulosa Arauco y Constitucion SA
4.50%, 08/01/2024	779	766
CF Industries, Inc.
4.95%, 06/01/2043	1,800	1,558
5.38%, 03/15/2044	2,040	1,858
Dow Chemical Co.
4.55%, 11/30/2025	437	426
DuPont de Nemours, Inc.
5.32%, 11/15/2038	5,665	5,613
5.42%, 11/15/2048	1,200	1,183
EIDP, Inc.
4.50%, 05/15/2026	2,961	2,907
FMC Corp.
6.38%, 05/18/2053	2,502	2,539
Freeport Indonesia PT
4.76%, 04/14/2027(1)	660	637
5.32%, 04/14/2032(1)	2,965	2,796
6.20%, 04/14/2052(1)	814	734
Glencore Funding LLC
2.50%, 09/01/2030(1)	5,040	4,127
2.63%, 09/23/2031(1)	4,000	3,220
3.88%, 10/27/2027(1)	875	817
3.88%, 04/27/2051(1)	1,000	742
4.00%, 03/27/2027(1)	6,300	6,005
4.63%, 04/29/2024(1)	500	494
5.40%, 05/08/2028(1)	2,849	2,821
5.70%, 05/08/2033(1)	1,700	1,687
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT
4.75%, 05/15/2025(1)	5,657	5,507
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027(1)	2,105	1,775
2.30%, 11/01/2030(1)	878	696
3.27%, 11/15/2040(1)	1,205	843
LYB International Finance BV
4.88%, 03/15/2044	300	264
5.25%, 07/15/2043	610	556
LYB International Finance III LLC
1.25%, 10/01/2025	692	626
4.20%, 10/15/2049	7,837	5,996
LyondellBasell Industries NV
5.75%, 04/15/2024	1,453	1,450
Mosaic Co.
5.63%, 11/15/2043	2,055	1,933
Nucor Corp.
2.98%, 12/15/2055	800	512
Nutrien Ltd.
4.13%, 03/15/2035	1,960	1,720
4.20%, 04/01/2029	420	397
5.25%, 01/15/2045	1,444	1,336
Reliance Steel & Aluminum Co.
2.15%, 08/15/2030	3,100	2,526
Rio Tinto Alcan, Inc.
5.75%, 06/01/2035	54	55
Samarco Mineracao SA
5.75%, 10/24/2023(1)(6)(7)	537	359
Sasol Financing USA LLC

5.88%, 03/27/2024	3,249	3,206
6.50%, 09/27/2028	1,555	1,388
Solvay Finance America LLC
4.45%, 12/03/2025(1)	11,810	11,329
Steel Dynamics, Inc.
1.65%, 10/15/2027	1,637	1,391
Union Carbide Corp.
7.75%, 10/01/2096	681	803
Vale Overseas Ltd.
3.75%, 07/08/2030	2,255	1,985
6.13%, 06/12/2033	7,269	7,282
6.88%, 11/21/2036	5,167	5,403
6.88%, 11/10/2039	2,107	2,205
8.25%, 01/17/2034	984	1,145
Westlake Corp.
3.38%, 08/15/2061	1,910	1,161

Total Basic Materials		142,262

Communications – 2.43%
Amazon.com, Inc.
3.88%, 08/22/2037	1,700	1,552
3.95%, 04/13/2052	4,000	3,486
America Movil SAB de CV
4.38%, 04/22/2049	1,214	1,053
AT&T, Inc.
1.65%, 02/01/2028	525	451
2.25%, 02/01/2032	3,510	2,788
2.55%, 12/01/2033	14,473	11,368
3.50%, 06/01/2041	1,353	1,039
3.50%, 09/15/2053	17,629	12,480
3.55%, 09/15/2055	10,545	7,382
3.65%, 06/01/2051	1,565	1,149
3.65%, 09/15/2059	1,685	1,173
3.80%, 12/01/2057	987	715
4.50%, 05/15/2035	7,570	6,959
4.65%, 06/01/2044	2,145	1,869
5.40%, 02/15/2034	14,050	14,074
6.00%, 08/15/2040	2,275	2,342
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/2033	5,098	5,035
British Telecommunications Plc
9.63%, 12/15/2030	5,000	6,152
Charter Communications Operating LLC
2.30%, 02/01/2032	4,000	3,028
3.50%, 06/01/2041	13,115	8,871
3.50%, 03/01/2042	8,745	5,850
3.70%, 04/01/2051	2,580	1,630
3.90%, 06/01/2052	2,310	1,512
4.80%, 03/01/2050	4,051	3,056
4.91%, 07/23/2025	10,000	9,806
5.05%, 03/30/2029	3,791	3,615
5.38%, 04/01/2038	835	711
5.38%, 05/01/2047	4,610	3,810
5.75%, 04/01/2048	1,603	1,372
6.38%, 10/23/2035	5,867	5,718
6.48%, 10/23/2045	1,275	1,199
6.83%, 10/23/2055	690	650
Comcast Corp.
2.89%, 11/01/2051	5,748	3,854
2.94%, 11/01/2056	845	550
2.99%, 11/01/2063	2,980	1,888
3.25%, 11/01/2039	3,295	2,614
3.75%, 04/01/2040	2,195	1,849
3.90%, 03/01/2038	455	395
3.97%, 11/01/2047	154	128
4.00%, 11/01/2049	638	527
4.05%, 11/01/2052	156	130
4.20%, 08/15/2034	555	517
4.25%, 01/15/2033	3,107	2,952
5.35%, 05/15/2053	14,121	14,337
Corning, Inc.
3.90%, 11/15/2049	960	718
Cox Communications, Inc.
2.60%, 06/15/2031(1)	15,920	12,995
2.95%, 10/01/2050(1)	1,275	801
3.35%, 09/15/2026(1)	369	345
3.50%, 08/15/2027(1)	8,245	7,667
3.60%, 06/15/2051(1)	1,250	875
3.85%, 02/01/2025(1)	1,250	1,209
4.80%, 02/01/2035(1)	6,000	5,403
Crown Castle Towers LLC
3.66%, 05/15/2025(1)	955	910
Deutsche Telekom International Finance BV
4.88%, 03/06/2042(1)	240	221

8.75%, 06/15/2030	49	59
Discovery Communications LLC
3.63%, 05/15/2030	2,500	2,193
5.20%, 09/20/2047	1,375	1,125
eBay, Inc.
2.60%, 05/10/2031	8,000	6,670
Grupo Televisa SAB
6.13%, 01/31/2046	382	378
Level 3 Financing, Inc.
3.40%, 03/01/2027(1)	3,500	2,970
Meta Platforms, Inc.
5.60%, 05/15/2053	4,700	4,827
NBCUniversal Media LLC
4.45%, 01/15/2043	10	9
NBN Co. Ltd.
2.63%, 05/05/2031(1)	15,025	12,603
Paramount Global
2.90%, 01/15/2027	1,000	901
3.70%, 06/01/2028	870	774
4.90%, 08/15/2044	315	231
Rogers Communications, Inc.
3.80%, 03/15/2032(1)	4,650	4,065
4.55%, 03/15/2052(1)	1,995	1,604
Sprint Capital Corp.
6.88%, 11/15/2028	7,612	8,069
Sprint LLC
7.63%, 03/01/2026	918	954
TCI Communications, Inc.
7.13%, 02/15/2028	138	150
Telecom Italia Capital SA
7.20%, 07/18/2036	1,644	1,413
Telefonica Emisiones SA
4.10%, 03/08/2027	4,775	4,581
4.67%, 03/06/2038	1,175	995
4.90%, 03/06/2048	4,575	3,818
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	529	581
Time Warner Cable LLC
5.50%, 09/01/2041	6,815	5,670
5.88%, 11/15/2040	1,275	1,125
6.55%, 05/01/2037	375	360
6.75%, 06/15/2039	539	518
7.30%, 07/01/2038	1,418	1,445
T-Mobile USA, Inc.
3.00%, 02/15/2041	2,300	1,682
3.60%, 11/15/2060	3,920	2,751
3.88%, 04/15/2030	53,794	49,558
5.05%, 07/15/2033	3,360	3,299
5.65%, 01/15/2053	1,000	1,015
5.75%, 01/15/2054	1,406	1,452
Verizon Communications, Inc.
1.68%, 10/30/2030	765	604
2.10%, 03/22/2028	2,390	2,100
2.36%, 03/15/2032	1,056	849
2.55%, 03/21/2031	20,643	17,236
2.65%, 11/20/2040	2,329	1,620
3.15%, 03/22/2030	5,000	4,443
3.40%, 03/22/2041	1,500	1,158
3.70%, 03/22/2061	3,000	2,182
4.02%, 12/03/2029	712	667
4.27%, 01/15/2036	2,311	2,084
4.33%, 09/21/2028	9,408	9,069
4.40%, 11/01/2034	2,500	2,307
4.81%, 03/15/2039	7,941	7,430
5.05%, 05/09/2033	21,645	21,403
Vodafone Group Plc
5.63%, 02/10/2053	475	466
6.15%, 02/27/2037	4,600	4,815
Walt Disney Co.
6.20%, 12/15/2034	150	165
7.63%, 11/30/2028	310	347

Total Communications		399,570

Consumer, Cyclical – 1.43%
7-Eleven, Inc.
0.95%, 02/10/2026(1)	3,971	3,547
1.80%, 02/10/2031(1)	1,270	1,004
2.50%, 02/10/2041(1)	1,298	868
Air Canada 2013-1 Class A Pass-Through Trust
4.13%, 05/15/2025(1)	1,243	1,162
Air Canada 2015-1 Class A Pass-Through Trust
3.60%, 03/15/2027(1)	582	540
Air Canada 2015-2 Class AA Pass-Through Trust
3.75%, 12/15/2027(1)	944	859

Air Canada 2017-1 Class A Pass-Through Trust
3.55%, 01/15/2030(1)	2,273	1,943
Air Canada 2017-1 Class AA Pass-Through Trust
3.30%, 01/15/2030(1)	4,399	3,892
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041(1)	2,460	1,773
3.63%, 05/13/2051(1)	3,500	2,398
3.80%, 01/25/2050(1)	2,100	1,523
American Airlines 2014-1 Class A Pass-Through Trust
3.70%, 10/01/2026	276	248
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/2027	2,543	2,279
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 09/22/2027	475	441
American Airlines 2016-2 Class A Pass-Through Trust
3.65%, 06/15/2028	836	718
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/2028	1,059	949
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 10/15/2028	1,049	929
AutoZone, Inc.
1.65%, 01/15/2031	1,540	1,202
British Airways 2018-1 Class A Pass-Through Trust
4.13%, 09/20/2031(1)	1,862	1,652
British Airways 2018-1 Class AA Pass-Through Trust
3.80%, 09/20/2031(1)	876	797
British Airways 2019-1 Class AA Pass-Through Trust
3.30%, 12/15/2032(1)	1,352	1,172
CK Hutchison International 21 Ltd.
3.13%, 04/15/2041(1)	1,915	1,492
Continental Airlines 2012-2 Class A Pass-Through Trust
4.00%, 10/29/2024	3,503	3,391
Delta Air Lines 2015-1 Class B Pass-Through Trust
4.25%, 07/30/2023	1,410	1,406
Dollar Tree, Inc.
2.65%, 12/01/2031	3,488	2,853
Ford Motor Co.
5.29%, 12/08/2046	280	231
General Motors Co.
5.00%, 04/01/2035	4,591	4,161
5.20%, 04/01/2045	2,750	2,346
6.13%, 10/01/2025	14,000	14,097
6.25%, 10/02/2043	3,100	3,031
6.60%, 04/01/2036	685	703
General Motors Financial Co., Inc.
1.20%, 10/15/2024	1,910	1,797
1.25%, 01/08/2026	4,283	3,821
2.35%, 01/08/2031	1,707	1,337
2.70%, 06/10/2031	3,430	2,736
3.80%, 04/07/2025	1,785	1,721
3.95%, 04/13/2024	5,535	5,448
4.30%, 07/13/2025	1,765	1,712
5.80%, 06/23/2028	5,807	5,785
6.40%, 01/09/2033	4,344	4,415
Harley-Davidson Financial Services, Inc.
6.50%, 03/10/2028(1)	4,387	4,388
Home Depot, Inc.
4.40%, 03/15/2045	268	244
4.95%, 09/15/2052	2,189	2,174
Hyatt Hotels Corp.
5.75%, 01/30/2027	2,370	2,364
Hyundai Capital America
1.30%, 01/08/2026(1)	1,005	899
1.50%, 06/15/2026(1)	2,215	1,962
1.80%, 10/15/2025(1)	1,190	1,086
1.80%, 01/10/2028(1)	2,170	1,829
2.38%, 10/15/2027(1)	1,200	1,050
3.00%, 02/10/2027(1)	675	615
3.40%, 06/20/2024(1)	1,500	1,462
5.68%, 06/26/2028(1)	14,839	14,721
JetBlue 2020-1 Class B Pass-Through Trust
7.75%, 11/15/2028	1,390	1,393
Kia Corp.
1.75%, 10/16/2026(1)	1,620	1,433
Lear Corp.
2.60%, 01/15/2032	1,225	952
Lowe’s Companies, Inc.
1.70%, 10/15/2030	2,300	1,843
2.63%, 04/01/2031	2,845	2,402
5.85%, 04/01/2063	4,154	4,141
Marriott International, Inc.
4.90%, 04/15/2029	1,750	1,703
McDonald’s Corp.

4.45%, 03/01/2047	360	324
4.70%, 12/09/2035	216	210
6.30%, 10/15/2037	394	433
MDC Holdings, Inc.
2.50%, 01/15/2031	1,595	1,253
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/2026(1)	10,723	9,097
2.00%, 03/09/2026(1)	5,686	4,975
2.75%, 03/09/2028(1)	1,801	1,480
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	802	759
4.70%, 06/15/2032	3,150	3,034
Spirit Airlines Pass-Through Trust 2017-1AA
3.38%, 02/15/2030	711	625
Stellantis Finance U.S., Inc.
2.69%, 09/15/2031(1)	2,008	1,605
Toll Brothers Finance Corp.
4.35%, 02/15/2028	17,435	16,373
United Airlines 2012-1 Class A Pass-Through Trust
4.15%, 04/11/2024	838	823
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 08/15/2025	2,576	2,478
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 04/11/2026	631	593
United Airlines 2016-1 Class A Pass-Through Trust
3.45%, 07/07/2028	1,260	1,088
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/2028	5,671	5,125
United Airlines 2016-1 Class B Pass-Through Trust
3.65%, 01/07/2026	1,425	1,312
United Airlines 2016-2 Class A Pass-Through Trust
3.10%, 10/07/2028	2,128	1,801
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/2028	1,277	1,124
United Airlines 2016-2 Class B Pass-Through Trust
3.65%, 10/07/2025	1,693	1,569
United Airlines 2018-1 Class A Pass-Through Trust
3.70%, 03/01/2030	3,031	2,624
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/2030	3,901	3,516
United Airlines 2018-1 Class B Pass-Through Trust
4.60%, 03/01/2026	929	871
United Airlines 2019-1 Class A Pass-Through Trust
4.55%, 08/25/2031	1,727	1,537
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/2031	1,976	1,810
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/2032	2,495	2,089
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027(1)	897	767
4.35%, 06/08/2027(1)	12,500	12,034
Warnermedia Holdings, Inc.
4.05%, 03/15/2029	1,650	1,508
5.05%, 03/15/2042	8,041	6,777
5.14%, 03/15/2052	6,856	5,582

Total Consumer, Cyclical		234,236

Consumer, Non-cyclical – 3.74%
AbbVie, Inc.
2.60%, 11/21/2024	5,387	5,169
3.60%, 05/14/2025	12,060	11,658
3.80%, 03/15/2025	3,000	2,917
4.05%, 11/21/2039	8,792	7,655
4.25%, 11/21/2049	10,406	8,982
4.40%, 11/06/2042	1,700	1,522
4.45%, 05/14/2046	425	374
4.55%, 03/15/2035	6,025	5,737
4.70%, 05/14/2045	4,415	4,034
Aetna, Inc.
4.50%, 05/15/2042	4,205	3,608
4.75%, 03/15/2044	1,800	1,595
6.75%, 12/15/2037	341	376
Ahold Finance USA LLC
6.88%, 05/01/2029	3,280	3,496
AHS Hospital Corp.
2.78%, 07/01/2051	2,730	1,793
Altria Group, Inc.
2.45%, 02/04/2032	3,845	2,999
3.40%, 02/04/2041	8,495	5,929
Amgen, Inc.
1.65%, 08/15/2028	1,155	988
2.80%, 08/15/2041	15,620	11,036
3.00%, 01/15/2052	2,500	1,667
3.15%, 02/21/2040	2,000	1,529

5.25%, 03/02/2030	467	468
5.25%, 03/02/2033	3,420	3,424
5.60%, 03/02/2043	2,000	2,006
5.65%, 03/02/2053	4,870	4,932
5.75%, 03/02/2063	1,485	1,506
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/2044	455	417
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	2,240	2,074
4.44%, 10/06/2048	590	531
4.60%, 04/15/2048	3,913	3,632
4.70%, 02/01/2036	7,057	6,864
4.90%, 02/01/2046	6,000	5,735
4.95%, 01/15/2042	2,735	2,669
5.45%, 01/23/2039	7,035	7,279
Ascension Health
2.53%, 11/15/2029	1,740	1,496
3.11%, 11/15/2039	2,670	2,088
AstraZeneca Plc
4.00%, 09/18/2042	540	481
6.45%, 09/15/2037	500	573
Baptist Healthcare System Obligated Group
3.54%, 08/15/2050	2,280	1,687
BAT Capital Corp.
2.26%, 03/25/2028	2,000	1,714
2.73%, 03/25/2031	6,820	5,432
3.56%, 08/15/2027	3,615	3,324
3.73%, 09/25/2040	1,240	882
4.39%, 08/15/2037	3,610	2,888
4.54%, 08/15/2047	3,153	2,320
BAT International Finance Plc
1.67%, 03/25/2026	1,390	1,250
Baxalta, Inc.
5.25%, 06/23/2045	50	49
Becton Dickinson & Co.
3.73%, 12/15/2024	515	500
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051(1)	3,755	3,014
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	1,730	1,206
Boston Scientific Corp.
4.55%, 03/01/2039	356	331
6.50%, 11/15/2035	845	942
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	1,512	1,379
4.35%, 11/15/2047	7,950	7,188
4.55%, 02/20/2048	1,374	1,281
4.63%, 05/15/2044	2,640	2,496
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	3,900	3,274
Campbell Soup Co.
2.38%, 04/24/2030	895	754
3.13%, 04/24/2050	494	339
Centene Corp.
2.45%, 07/15/2028	6,512	5,566
Children’s Health System of Texas
2.51%, 08/15/2050	2,270	1,406
Children’s Hospital
2.93%, 07/15/2050	1,340	871
Children’s Hospital Corp.
2.59%, 02/01/2050	1,290	827
Cigna Group
3.25%, 04/15/2025	970	929
4.38%, 10/15/2028	30,325	29,324
4.80%, 07/15/2046	218	200
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	1,500	1,174
2.75%, 01/22/2030	619	544
CommonSpirit Health
1.55%, 10/01/2025	1,290	1,173
2.78%, 10/01/2030	5,925	4,981
3.91%, 10/01/2050	1,265	977
Conagra Brands, Inc.
1.38%, 11/01/2027	1,755	1,486
7.00%, 10/01/2028	3,250	3,467
Constellation Brands, Inc.
2.25%, 08/01/2031	1,970	1,610
2.88%, 05/01/2030	3,620	3,140
4.50%, 05/09/2047	180	156
4.65%, 11/15/2028	4,780	4,687
4.75%, 05/09/2032	400	388
Cottage Health Obligated Group
3.30%, 11/01/2049	1,530	1,132

CVS Health Corp.
2.70%, 08/21/2040	2,500	1,745
4.30%, 03/25/2028	783	755
4.78%, 03/25/2038	6,550	6,045
4.88%, 07/20/2035	2,515	2,390
5.00%, 01/30/2029	7,990	7,913
5.05%, 03/25/2048	5,000	4,609
5.25%, 01/30/2031	3,467	3,456
5.25%, 02/21/2033	3,100	3,088
5.88%, 06/01/2053	5,890	6,040
CVS Pass-Through Trust
5.77%, 01/10/2033(1)	625	601
5.93%, 01/10/2034(1)	477	452
7.51%, 01/10/2032(1)	684	714
CVS Pass-Through Trust Series 2009
8.35%, 07/10/2031(1)	689	742
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036(1)	762	703
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	3,000	2,596
DH Europe Finance II Sarl
3.25%, 11/15/2039	431	350
Element Fleet Management Corp.
1.60%, 04/06/2024(1)	1,405	1,355
3.85%, 06/15/2025(1)	3,000	2,837
6.27%, 06/26/2026(1)	7,530	7,504
Elevance Health, Inc.
3.60%, 03/15/2051	4,420	3,380
4.10%, 03/01/2028	920	883
4.38%, 12/01/2047	4,500	3,922
4.63%, 05/15/2042	400	359
4.65%, 01/15/2043	391	357
4.65%, 08/15/2044	395	355
5.10%, 01/15/2044	1,690	1,602
ERAC USA Finance LLC
4.50%, 02/15/2045(1)	300	261
4.60%, 05/01/2028(1)	6,090	5,914
5.40%, 05/01/2053(1)	3,614	3,608
5.63%, 03/15/2042(1)	357	357
Experian Finance Plc
2.75%, 03/08/2030(1)	9,240	7,881
Ford Foundation
2.82%, 06/01/2070	2,735	1,691
Fresenius Medical Care U.S. Finance III, Inc.
3.00%, 12/01/2031(1)	8,000	6,211
General Mills, Inc.
3.00%, 02/01/2051	3,007	2,124
Gilead Sciences, Inc.
1.65%, 10/01/2030	1,700	1,387
2.60%, 10/01/2040	1,855	1,343
4.60%, 09/01/2035	4,225	4,068
Global Payments, Inc.
3.20%, 08/15/2029	4,843	4,209
5.30%, 08/15/2029	964	939
Grupo Bimbo SAB de CV
4.70%, 11/10/2047(1)	4,500	4,054
Hackensack Meridian Health, Inc.
2.68%, 09/01/2041	3,780	2,693
2.88%, 09/01/2050	2,000	1,342
Haleon U.S. Capital LLC
3.38%, 03/24/2029	2,865	2,603
Hartford HealthCare Corp.
3.45%, 07/01/2054	3,370	2,365
HCA, Inc.
3.50%, 07/15/2051	116	80
3.63%, 03/15/2032(1)	3,500	3,038
4.50%, 02/15/2027	7,000	6,753
5.13%, 06/15/2039	1,715	1,591
5.25%, 06/15/2026	4,200	4,154
5.50%, 06/15/2047	1,955	1,841
5.88%, 02/01/2029	4,000	4,026
JBS USA LUX SA
3.00%, 05/15/2032(1)	7,450	5,718
5.75%, 04/01/2033(1)	7,500	7,050
Johnson & Johnson
4.38%, 12/05/2033	1,070	1,080
Kellogg Co.
5.25%, 03/01/2033	2,385	2,395
Keurig Dr Pepper, Inc.
4.42%, 12/15/2046	3,850	3,306
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/2031(1)	7,500	6,363
Kraft Heinz Foods Co.

3.00%, 06/01/2026	3,353	3,164
4.38%, 06/01/2046	9,813	8,340
4.63%, 10/01/2039	2,357	2,130
Kroger Co.
4.45%, 02/01/2047	1,600	1,389
5.40%, 07/15/2040	95	91
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	2,190	1,919
Mars, Inc.
4.75%, 04/20/2033(1)	9,419	9,336
Massachusetts Institute of Technology
3.89%, 07/01/2116	2,906	2,235
4.68%, 07/01/2114	1,645	1,534
Medtronic Global Holdings SCA
4.50%, 03/30/2033	8,093	7,932
Memorial Health Services
3.45%, 11/01/2049	3,040	2,230
Merck & Co., Inc.
2.75%, 12/10/2051	1,415	976
5.00%, 05/17/2053	1,335	1,352
5.15%, 05/17/2063	1,040	1,062
Molson Coors Beverage Co.
4.20%, 07/15/2046	1,511	1,251
Mount Sinai Hospitals Group, Inc.
3.98%, 07/01/2048	999	796
MultiCare Health System
2.80%, 08/15/2050	3,003	1,823
Mylan, Inc.
4.55%, 04/15/2028	700	659
5.20%, 04/15/2048	7,550	5,882
5.40%, 11/29/2043	3,770	3,149
MyMichigan Health
3.41%, 06/01/2050	3,480	2,487
Nationwide Children’s Hospital, Inc.
4.56%, 11/01/2052	646	597
NYU Langone Hospitals
3.38%, 07/01/2055	1,270	906
Orlando Health Obligated Group
4.09%, 10/01/2048	2,605	2,140
Pepperdine University
3.30%, 12/01/2059	1,440	1,014
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/2028	17,563	17,264
5.11%, 05/19/2043	2,027	2,032
5.30%, 05/19/2053	9,477	9,853
Philip Morris International, Inc.
4.88%, 02/15/2028	7,757	7,638
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	2,195	1,415
President & Fellows of Harvard College
2.52%, 10/15/2050	3,480	2,327
3.30%, 07/15/2056	4,420	3,377
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026	1,200	1,096
Quanta Services, Inc.
2.35%, 01/15/2032	2,965	2,333
Quest Diagnostics, Inc.
3.45%, 06/01/2026	223	212
3.50%, 03/30/2025	4,820	4,647
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	2,800	2,232
RELX Capital, Inc.
4.75%, 05/20/2032	2,745	2,693
Revvity, Inc.
3.63%, 03/15/2051	3,400	2,473
Reynolds American, Inc.
4.45%, 06/12/2025	5,000	4,859
5.70%, 08/15/2035	2,487	2,337
Royalty Pharma Plc
1.20%, 09/02/2025	874	788
2.15%, 09/02/2031	1,291	1,012
S&P Global, Inc.
2.90%, 03/01/2032	2,118	1,836
Sysco Corp.
5.95%, 04/01/2030	5,000	5,234
6.60%, 04/01/2050	1,000	1,140
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/2040	3,675	2,782
3.18%, 07/09/2050	1,920	1,352
Texas Health Resources
2.33%, 11/15/2050	970	568
4.33%, 11/15/2055	1,000	877
Triton Container International Ltd.

1.15%, 06/07/2024(1)	2,755	2,613
UnitedHealth Group, Inc.
3.25%, 05/15/2051	1,395	1,041
3.50%, 08/15/2039	1,675	1,405
4.63%, 07/15/2035	427	417
4.75%, 05/15/2052	1,620	1,537
5.05%, 04/15/2053	15,900	15,804
5.88%, 02/15/2053	1,495	1,661
University of Chicago
2.76%, 04/01/2045	1,575	1,177
University of Miami
4.06%, 04/01/2052	1,280	1,087
University of Southern California
3.23%, 10/01/2120	1,370	848
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	532	505
5.25%, 06/15/2046	275	217
Verisk Analytics, Inc.
4.00%, 06/15/2025	7,000	6,793
5.75%, 04/01/2033	2,280	2,387
Viatris, Inc.
2.30%, 06/22/2027	3,525	3,080
3.85%, 06/22/2040	4,820	3,331
4.00%, 06/22/2050	4,000	2,645
Viterra Finance BV
3.20%, 04/21/2031(1)	10,250	8,584
5.25%, 04/21/2032(1)	5,295	5,082
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	1,530	926
Zoetis, Inc.
2.00%, 05/15/2030	1,590	1,327
3.90%, 08/20/2028	4,685	4,495

Total Consumer, Non-cyclical		614,458

Energy – 3.11%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047(1)	3,131	2,905
Aker BP ASA
2.00%, 07/15/2026(1)	1,517	1,362
3.10%, 07/15/2031(1)	2,730	2,259
5.60%, 06/13/2028(1)	3,380	3,355
6.00%, 06/13/2033(1)	3,000	3,001
Apache Corp.
5.10%, 09/01/2040	4,727	3,841
Boardwalk Pipelines LP
3.40%, 02/15/2031	1,145	984
3.60%, 09/01/2032	5,000	4,245
5.95%, 06/01/2026	3,000	3,023
BP Capital Markets America, Inc.
2.94%, 06/04/2051	3,935	2,685
4.89%, 09/11/2033	9,574	9,475
Buckeye Partners LP
5.60%, 10/15/2044	2,000	1,440
5.85%, 11/15/2043	591	437
Canadian Natural Resources Ltd.
6.25%, 03/15/2038	5,000	5,090
6.50%, 02/15/2037	118	120
Cenovus Energy, Inc.
5.25%, 06/15/2037	5,270	4,851
5.40%, 06/15/2047	5,827	5,275
6.80%, 09/15/2037	2,100	2,183
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025	5,900	5,872
Cheniere Energy Partners LP
5.95%, 06/30/2033(1)	3,000	3,009
Columbia Pipeline Group, Inc.
5.80%, 06/01/2045	2,700	2,663
ConocoPhillips Co.
5.30%, 05/15/2053	6,775	6,891
Continental Resources, Inc.
2.27%, 11/15/2026(1)	3,235	2,880
Coterra Energy, Inc.
3.90%, 05/15/2027	3,045	2,870
DCP Midstream Operating LP
5.13%, 05/15/2029	6,025	5,894
5.38%, 07/15/2025	5,260	5,207
5.63%, 07/15/2027	9,639	9,624
Diamondback Energy, Inc.
3.25%, 12/01/2026	9,210	8,653
Eastern Gas Transmission & Storage, Inc.
4.60%, 12/15/2044	1,300	1,094
Ecopetrol SA
4.13%, 01/16/2025	383	368
5.38%, 06/26/2026	537	514

8.63%, 01/19/2029	9,727	9,749
8.88%, 01/13/2033	998	988
EIG Pearl Holdings Sarl
3.55%, 08/31/2036(1)	5,996	5,104
Enbridge Energy Partners LP
7.38%, 10/15/2045	2,600	2,993
7.50%, 04/15/2038	4,949	5,552
Enbridge, Inc.
4.25%, 12/01/2026	3,124	3,013
5.70%, 03/08/2033	9,888	10,024
Energy Transfer LP
4.00%, 10/01/2027	5,036	4,716
4.40%, 03/15/2027	900	861
4.75%, 01/15/2026	1,822	1,781
4.95%, 05/15/2028	1,615	1,563
4.95%, 01/15/2043	1,482	1,229
5.00%, 05/15/2050	8,380	7,077
5.25%, 04/15/2029	5,631	5,497
5.30%, 04/01/2044	200	173
5.40%, 10/01/2047	1,500	1,322
5.50%, 06/01/2027	277	275
6.05%, 06/01/2041	2,000	1,920
6.13%, 12/15/2045	810	770
6.25%, 04/15/2049	3,505	3,423
6.50%, 02/01/2042	3,000	3,038
6.63%, 10/15/2036	2,000	2,046
ENI SpA
4.25%, 05/09/2029(1)	2,825	2,666
5.70%, 10/01/2040(1)	557	507
ENI USA, Inc.
7.30%, 11/15/2027	400	428
Enterprise Products Operating LLC
4.85%, 08/15/2042	4,000	3,667
4.95%, 10/15/2054	177	161
5.75%, 03/01/2035	1,075	1,067
5.95%, 02/01/2041	201	209
EQM Midstream Partners LP
4.00%, 08/01/2024	749	733
EQT Corp.
3.90%, 10/01/2027	805	744
Exxon Mobil Corp.
3.00%, 08/16/2039	3,535	2,803
3.10%, 08/16/2049	2,040	1,492
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(1)	3,360	2,671
4.32%, 12/30/2039(1)	1,365	986
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/2040(1)	2,327	1,865
Gray Oak Pipeline LLC
2.00%, 09/15/2023(1)	1,220	1,210
2.60%, 10/15/2025(1)	5,580	5,123
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/2038(1)	1,665	1,701
6.51%, 02/23/2042(1)	2,235	2,323
Halliburton Co.
4.75%, 08/01/2043	565	495
4.85%, 11/15/2035	200	188
7.60%, 08/15/2096(1)	258	270
HF Sinclair Corp.
2.63%, 10/01/2023	250	248
5.88%, 04/01/2026	4,573	4,593
Kinder Morgan Energy Partners LP
4.30%, 05/01/2024	3,700	3,650
6.95%, 01/15/2038	8,490	9,117
7.30%, 08/15/2033	1,650	1,797
7.50%, 11/15/2040	483	536
Kinder Morgan, Inc.
5.05%, 02/15/2046	600	513
7.80%, 08/01/2031	4,600	5,173
Magellan Midstream Partners LP
3.20%, 03/15/2025	386	367
4.20%, 03/15/2045	5,725	4,176
Marathon Petroleum Corp.
4.50%, 04/01/2048	3,000	2,365
4.70%, 05/01/2025	1,352	1,326
5.13%, 12/15/2026	10,583	10,479
MPLX LP
2.65%, 08/15/2030	7,390	6,183
4.50%, 04/15/2038	6,723	5,787
4.88%, 06/01/2025	3,000	2,944
5.20%, 03/01/2047	695	610
5.20%, 12/01/2047	560	490
5.50%, 02/15/2049	950	861

NGPL PipeCo LLC
3.25%, 07/15/2031(1)	2,055	1,692
Occidental Petroleum Corp.
6.20%, 03/15/2040	2,572	2,535
8.50%, 07/15/2027	8,213	8,872
ONEOK Partners LP
6.20%, 09/15/2043	2,500	2,416
6.65%, 10/01/2036	1,050	1,078
ONEOK, Inc.
2.75%, 09/01/2024	6,954	6,720
3.10%, 03/15/2030	13,970	11,998
4.50%, 03/15/2050	915	699
4.95%, 07/13/2047	1,850	1,524
Ovintiv, Inc.
5.65%, 05/15/2028	3,505	3,435
7.10%, 07/15/2053	1,392	1,433
Petroleos Mexicanos
6.35%, 02/12/2048	1,928	1,166
6.49%, 01/23/2027	1,185	1,053
6.50%, 03/13/2027	1,090	970
6.50%, 01/23/2029	970	804
6.75%, 09/21/2047	3,790	2,380
6.88%, 08/04/2026	2,390	2,232
Phillips 66
4.88%, 11/15/2044	70	64
5.88%, 05/01/2042	3,000	3,111
Phillips 66 Co.
3.15%, 12/15/2029	19,655	17,150
3.55%, 10/01/2026	190	178
3.61%, 02/15/2025	560	540
4.90%, 10/01/2046	1,012	894
4.95%, 12/01/2027	3,483	3,452
Pioneer Natural Resources Co.
1.90%, 08/15/2030	10,650	8,631
5.10%, 03/29/2026	2,810	2,793
Plains All American Pipeline LP
3.55%, 12/15/2029	2,800	2,467
4.50%, 12/15/2026	3,255	3,152
4.70%, 06/15/2044	5,724	4,465
5.15%, 06/01/2042	1,594	1,322
QatarEnergy
1.38%, 09/12/2026(1)	1,534	1,379
2.25%, 07/12/2031(1)	3,240	2,716
Reliance Industries Ltd.
2.88%, 01/12/2032(1)	3,000	2,501
Sabal Trail Transmission LLC
4.68%, 05/01/2038(1)	10,000	9,143
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	3,320	3,156
5.00%, 03/15/2027	1,700	1,673
5.63%, 03/01/2025	505	503
5.75%, 05/15/2024	10,193	10,175
5.88%, 06/30/2026	6,680	6,735
Saudi Arabian Oil Co.
3.50%, 04/16/2029(1)	6,290	5,788
Schlumberger Holdings Corp.
3.90%, 05/17/2028(1)	1,066	1,004
Shell International Finance BV
2.75%, 04/06/2030	3,300	2,947
Southern Natural Gas Co. LLC
4.80%, 03/15/2047(1)	428	361
8.00%, 03/01/2032	446	512
Spectra Energy Partners LP
4.50%, 03/15/2045	3,225	2,657
Suncor Energy, Inc.
5.95%, 12/01/2034	1,048	1,050
6.80%, 05/15/2038	423	449
7.88%, 06/15/2026	543	572
Targa Resources Corp.
4.20%, 02/01/2033	1,060	938
5.20%, 07/01/2027	4,000	3,927
TC PipeLines LP
3.90%, 05/25/2027	5,000	4,760
4.38%, 03/13/2025	8,465	8,221
Texas Eastern Transmission LP
3.50%, 01/15/2028(1)	450	416
TotalEnergies Capital International SA
2.99%, 06/29/2041	4,000	3,045
3.13%, 05/29/2050	2,465	1,790
3.46%, 07/12/2049	1,905	1,477
TransCanada PipeLines Ltd.
4.75%, 05/15/2038	1,000	893
6.20%, 10/15/2037	573	593

Valero Energy Corp.
2.15%, 09/15/2027	1,143	1,012
4.35%, 06/01/2028	3,416	3,265
6.63%, 06/15/2037	5,000	5,365
7.50%, 04/15/2032	175	197
Var Energi ASA
5.00%, 05/18/2027(1)	11,460	10,873
8.00%, 11/15/2032(1)	4,000	4,232
Western Midstream Operating LP
5.45%, 04/01/2044	2,606	2,201
5.50%, 02/01/2050	1,750	1,433
6.15%, 04/01/2033	2,000	2,016
Williams Companies, Inc.
2.60%, 03/15/2031	2,530	2,097
3.75%, 06/15/2027	3,814	3,599
4.85%, 03/01/2048	3,000	2,595
4.90%, 01/15/2045	2,355	2,055
5.10%, 09/15/2045	4,510	4,056
5.40%, 03/02/2026	1,830	1,825
5.40%, 03/04/2044	2,750	2,533
5.75%, 06/24/2044	2,500	2,436
6.30%, 04/15/2040	333	350
Woodside Finance Ltd.
3.65%, 03/05/2025(1)	3,300	3,177

Total Energy		511,632

Financials – 11.33%
ABN AMRO Bank NV
1.54% (1 Year CMT Index + 0.80%), 06/16/2027(1)(3)	5,000	4,375
2.47% (1 Year CMT Index + 1.10%), 12/13/2029(1)(3)	1,300	1,088
3.32% (5 Year CMT Index + 1.90%), 03/13/2037(1)(3)	2,500	1,899
4.75%, 07/28/2025(1)	5,000	4,822
AerCap Ireland Capital DAC
1.65%, 10/29/2024	330	310
1.75%, 01/30/2026	1,140	1,023
2.45%, 10/29/2026	1,045	933
2.88%, 08/14/2024	1,060	1,019
3.00%, 10/29/2028	1,290	1,115
3.30%, 01/30/2032	1,225	1,002
4.45%, 10/01/2025	3,500	3,367
4.50%, 09/15/2023	930	927
6.50%, 07/15/2025	1,848	1,857
AIA Group Ltd.
3.20%, 03/11/2025(1)	5,545	5,332
3.20%, 09/16/2040(1)	915	702
3.60%, 04/09/2029(1)	795	736
3.90%, 04/06/2028(1)	1,000	956
AIB Group Plc
4.26% (3 Month LIBOR USD + 1.87%), 04/10/2025(1)(3)	1,265	1,236
AIG SunAmerica Global Financing X
6.90%, 03/15/2032(1)	955	1,021
Air Lease Corp.
1.88%, 08/15/2026	3,070	2,726
2.88%, 01/15/2026	1,300	1,203
3.25%, 03/01/2025	710	676
3.25%, 10/01/2029	3,950	3,417
3.38%, 07/01/2025	1,835	1,739
3.88%, 07/03/2023	2,500	2,500
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	1,190	870
2.00%, 05/18/2032	2,180	1,646
3.80%, 04/15/2026	338	323
4.00%, 02/01/2050	1,451	1,082
5.15%, 04/15/2053	6,745	6,045
American Express Co.
3.55% (5 Year CMT Index + 2.85%), 09/15/2171(3)	3,475	2,884
American International Group, Inc.
2.50%, 06/30/2025	5,429	5,113
American Tower Corp.
1.50%, 01/31/2028	2,660	2,232
1.88%, 10/15/2030	2,485	1,961
2.10%, 06/15/2030	1,300	1,050
2.95%, 01/15/2051	875	552
3.10%, 06/15/2050	1,340	874
3.38%, 10/15/2026	506	472
3.70%, 10/15/2049	2,065	1,480
Ameriprise Financial, Inc.
5.15%, 05/15/2033	5,719	5,678
AmFam Holdings, Inc.
2.81%, 03/11/2031(1)	5,000	3,733
ANZ New Zealand Int’l Ltd.
3.45%, 01/21/2028(1)	500	462
Aon Corp. / Aon Global Holdings Plc
3.90%, 02/28/2052	4,250	3,335

Arthur J Gallagher & Co.
3.50%, 05/20/2051	3,000	2,146
Athene Global Funding
2.50%, 01/14/2025(1)	629	588
2.67%, 06/07/2031(1)	3,828	2,971
2.95%, 11/12/2026(1)	8,845	7,839
Australia & New Zealand Banking Group Ltd.
2.57% (5 Year CMT Index + 1.70%), 11/25/2035(1)(3)	4,590	3,487
4.40%, 05/19/2026(1)	1,816	1,724
4.50%, 03/19/2024(1)	5,485	5,416
Aviation Capital Group LLC
5.50%, 12/15/2024(1)	1,745	1,708
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026(1)	1,430	1,271
2.53%, 11/18/2027(1)	15,330	12,925
2.88%, 02/15/2025(1)	3,704	3,445
3.95%, 07/01/2024(1)	2,835	2,750
4.25%, 04/15/2026(1)	1,710	1,593
4.38%, 05/01/2026(1)	790	738
5.13%, 10/01/2023(1)	3,000	2,988
5.25%, 05/15/2024(1)	2,790	2,741
5.50%, 01/15/2026(1)	4,364	4,228
Banco Nacional de Panama
2.50%, 08/11/2030(1)	2,750	2,158
Banco Santander SA
1.72% (1 Year CMT Index + 0.90%), 09/14/2027(3)	3,000	2,605
1.85%, 03/25/2026	3,400	3,042
2.75%, 05/28/2025	4,800	4,506
3.23% (1 Year CMT Index + 1.60%), 11/22/2032(3)	2,000	1,584
5.15%, 08/18/2025	600	589
5.18%, 11/19/2025	1,500	1,457
Bank of America Corp.
1.66% (SOFR + 0.91%), 03/11/2027(3)	950	855
1.73% (SOFR + 0.96%), 07/22/2027(3)	7,170	6,401
1.90% (SOFR + 1.53%), 07/23/2031(3)	1,285	1,023
2.09% (SOFR + 1.06%), 06/14/2029(3)	15,630	13,335
2.30% (SOFR + 1.22%), 07/21/2032(3)	32,201	25,754
2.46% (3 Month Term SOFR + 1.13%), 10/22/2025(3)	2,000	1,910
2.55% (SOFR + 1.05%), 02/04/2028(3)	3,075	2,775
2.57% (SOFR + 1.21%), 10/20/2032(3)	4,515	3,677
2.59% (SOFR + 2.15%), 04/29/2031(3)	11,813	9,917
2.68% (SOFR + 1.93%), 06/19/2041(3)	7,418	5,209
2.69% (SOFR + 1.32%), 04/22/2032(3)	17,025	14,109
2.88% (3 Month Term SOFR + 1.45%), 10/22/2030(3)	5,130	4,417
2.97% (SOFR + 1.33%), 02/04/2033(3)	4,550	3,793
3.09% (3 Month Term SOFR + 1.35%), 10/01/2025(3)	5,000	4,809
3.37% (3 Month Term SOFR + 1.07%), 01/23/2026(3)	1,500	1,437
3.59% (3 Month Term SOFR + 1.63%), 07/21/2028(3)	7,800	7,251
3.71% (3 Month Term SOFR + 1.77%), 04/24/2028(3)	4,500	4,218
3.82% (3 Month Term SOFR + 1.84%), 01/20/2028(3)	10,000	9,455
3.95%, 04/21/2025	3,850	3,728
3.97% (3 Month Term SOFR + 1.47%), 02/07/2030(3)	2,820	2,611
4.00%, 01/22/2025	3,860	3,754
4.20%, 08/26/2024	4,140	4,062
4.27% (3 Month Term SOFR + 1.57%), 07/23/2029(3)	1,500	1,423
4.38% (SOFR + 1.58%), 04/27/2028(3)	4,000	3,840
4.45%, 03/03/2026	7,140	6,940
5.08% (SOFR + 1.29%), 01/20/2027(3)	3,080	3,033
5.20% (SOFR + 1.63%), 04/25/2029(3)	14,423	14,265
5.29% (SOFR + 1.91%), 04/25/2034(3)	10,460	10,363
6.20% (SOFR + 1.99%), 11/10/2028(3)	3,000	3,084
7.75%, 05/14/2038	137	163
Bank of Ireland Group Plc
2.03% (1 Year CMT Index + 1.10%), 09/30/2027(1)(3)	6,132	5,300
6.25% (1 Year CMT Index + 2.65%), 09/16/2026(1)(3)	3,159	3,134
Bank of Montreal
3.80% (5 Year Swap Rate USD + 1.43%), 12/15/2032(3)	7,167	6,318
Bank of New York Mellon Corp.
3.00%, 02/24/2025	5,360	5,150
4.95% (SOFR + 1.03%), 04/26/2027(3)	4,368	4,314
Bank of Nova Scotia
4.85%, 02/01/2030	3,702	3,571
5.45%, 06/12/2025	7,783	7,743
Banque Federative du Credit Mutuel SA
1.60%, 10/04/2026(1)	3,100	2,735
4.94%, 01/26/2026(1)	1,940	1,903
Barclays Plc
1.01% (1 Year CMT Index + 0.80%), 12/10/2024(3)	3,434	3,348
2.89% (1 Year CMT Index + 1.30%), 11/24/2032(3)	1,572	1,237
3.65%, 03/16/2025	1,500	1,438
3.93% (3 Month LIBOR USD + 1.61%), 05/07/2025(3)	7,000	6,841
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029(3)	2,450	2,315
5.50% (1 Year CMT Index + 2.65%), 08/09/2028(3)	2,360	2,301

6.22% (SOFR + 2.98%), 05/09/2034(3)	6,871	6,844
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	2,265	1,872
4.30%, 05/15/2043	322	294
4.40%, 05/15/2042	1,524	1,451
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045(1)	170	135
Blackstone Secured Lending Fund
3.65%, 07/14/2023	2,110	2,108
BNP Paribas SA
1.32% (SOFR + 1.00%), 01/13/2027(1)(3)	8,178	7,252
1.68% (SOFR + 0.91%), 06/30/2027(1)(3)	2,660	2,345
1.90% (SOFR + 1.61%), 09/30/2028(1)(3)	6,280	5,349
2.16% (SOFR + 1.22%), 09/15/2029(1)(3)	4,000	3,331
2.22% (SOFR + 2.07%), 06/09/2026(1)(3)	1,557	1,440
2.59% (5 Year CMT Index + 2.05%), 08/12/2035(1)(3)	2,000	1,533
2.82% (3 Month LIBOR USD + 1.11%), 11/19/2025(1)(3)	4,000	3,814
2.87% (SOFR + 1.39%), 04/19/2032(1)(3)	3,560	2,916
3.38%, 01/09/2025(1)	7,335	7,045
4.71% (3 Month LIBOR USD + 2.24%), 01/10/2025(1)(3)	1,600	1,586
5.34% (1 Year CMT Index + 1.50%), 06/12/2029(1)(3)	16,679	16,449
BOC Aviation USA Corp.
1.63%, 04/29/2024(1)	2,170	2,094
Boston Properties LP
6.50%, 01/15/2034	3,013	3,032
BPCE SA
1.00%, 01/20/2026(1)	3,225	2,870
1.65% (SOFR + 1.52%), 10/06/2026(1)(3)	1,566	1,404
2.28% (SOFR + 1.31%), 01/20/2032(1)(3)	10,100	7,798
3.12% (SOFR + 1.73%), 10/19/2032(1)(3)	7,900	6,097
3.25%, 01/11/2028(1)	7,815	7,084
4.50%, 03/15/2025(1)	2,000	1,919
4.63%, 07/11/2024(1)	1,300	1,270
5.15%, 07/21/2024(1)	2,800	2,749
5.70%, 10/22/2023(1)	3,645	3,629
5.75% (SOFR + 2.87%), 07/19/2033(1)(3)	1,200	1,172
5.98% (SOFR + 2.10%), 01/18/2027(1)(3)	4,300	4,259
Brixmor Operating Partnership LP
2.25%, 04/01/2028	1,930	1,621
2.50%, 08/16/2031	1,080	838
3.85%, 02/01/2025	1,100	1,052
4.05%, 07/01/2030	2,286	2,061
Brookfield Finance, Inc.
3.90%, 01/25/2028	770	713
4.70%, 09/20/2047	158	132
4.85%, 03/29/2029	875	839
Brown & Brown, Inc.
2.38%, 03/15/2031	4,150	3,345
4.20%, 03/17/2032	6,000	5,388
Capital One Financial Corp.
1.88% (SOFR + 0.86%), 11/02/2027(3)	361	309
2.62% (SOFR + 1.27%), 11/02/2032(3)	2,495	1,922
4.20%, 10/29/2025	400	382
4.99% (SOFR + 2.16%), 07/24/2026(3)	600	582
6.31% (SOFR + 2.64%), 06/08/2029(3)	16,810	16,697
Cboe Global Markets, Inc.
1.63%, 12/15/2030	10,880	8,546
CBRE Services, Inc.
5.95%, 08/15/2034	4,795	4,735
Charles Schwab Corp.
1.65%, 03/11/2031	11,130	8,474
Citigroup, Inc.
1.12% (SOFR + 0.77%), 01/28/2027(3)	32,820	29,258
2.52% (SOFR + 1.18%), 11/03/2032(3)	1,140	919
2.56% (SOFR + 1.17%), 05/01/2032(3)	19,270	15,734
3.06% (SOFR + 1.35%), 01/25/2033(3)	6,852	5,721
3.20%, 10/21/2026	905	847
3.52% (3 Month Term SOFR + 1.41%), 10/27/2028(3)	3,846	3,572
3.67% (3 Month Term SOFR + 1.65%), 07/24/2028(3)	7,895	7,381
3.70%, 01/12/2026	9,150	8,778
3.79% (SOFR + 1.94%), 03/17/2033(3)	1,000	884
3.89% (3 Month Term SOFR + 1.82%), 01/10/2028(3)	12,600	11,940
3.98% (3 Month Term SOFR + 1.60%), 03/20/2030(3)	3,490	3,227
4.08% (3 Month Term SOFR + 1.45%), 04/23/2029(3)	1,111	1,046
4.30%, 11/20/2026	1,570	1,503
4.40%, 06/10/2025	12,181	11,832
4.45%, 09/29/2027	8,213	7,842
6.17% (SOFR + 2.66%), 05/25/2034(3)	6,610	6,668
6.63%, 01/15/2028	387	409
Citizens Financial Group, Inc.
3.25%, 04/30/2030	5,000	4,086
CNA Financial Corp.
3.45%, 08/15/2027	820	760

5.50%, 06/15/2033	8,225	8,021
Commonwealth Bank of Australia
3.31%, 03/11/2041(1)	1,255	875
3.74%, 09/12/2039(1)	5,000	3,757
Cooperatieve Rabobank UA
4.38%, 08/04/2025	570	550
5.56% (1 Year CMT Index + 1.40%), 02/28/2029(1)(3)	6,316	6,232
Corebridge Financial, Inc.
3.65%, 04/05/2027	2,055	1,918
3.85%, 04/05/2029	1,455	1,309
Corporate Office Properties LP
2.00%, 01/15/2029	860	655
2.90%, 12/01/2033	5,350	3,702
Credit Agricole SA
1.25% (SOFR + 0.89%), 01/26/2027(1)(3)	10,596	9,385
1.91% (SOFR + 1.68%), 06/16/2026(1)(3)	6,715	6,181
2.81%, 01/11/2041(1)	1,485	979
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033(1)(3)	5,000	4,451
4.38%, 03/17/2025(1)	305	294
Credit Suisse AG
1.25%, 08/07/2026	1,858	1,600
3.70%, 02/21/2025	3,340	3,192
7.50%, 02/15/2028	315	335
7.95%, 01/09/2025	4,166	4,250
Credit Suisse Group AG
0.52%, 08/09/2023	2,500	2,480
4.75%, 08/09/2024	6,895	6,739
Crown Castle, Inc.
4.00%, 03/01/2027	261	248
5.10%, 05/01/2033	3,500	3,439
CubeSmart LP
2.25%, 12/15/2028	7,275	6,130
Danske Bank
1.62% (1 Year CMT Index + 1.35%), 09/11/2026(1)(3)	2,000	1,794
6.47% (1 Year CMT Index + 2.10%), 01/09/2026(1)(3)	1,575	1,571
Deutsche Bank AG
2.13% (SOFR + 1.87%), 11/24/2026(3)(14)	6,700	5,961
2.22% (SOFR + 2.16%), 09/18/2024(3)	2,835	2,799
2.55% (SOFR + 1.32%), 01/07/2028(3)	3,350	2,905
3.70%, 05/30/2024	850	825
3.70%, 05/30/2024	2,063	2,007
3.74% (SOFR + 2.26%), 01/07/2033(3)	5,000	3,667
6.72% (SOFR + 3.18%), 01/18/2029(3)	875	876
Dexia Credit Local SA
3.25%, 09/26/2023(1)	500	498
Digital Realty Trust LP
5.55%, 01/15/2028	3,000	2,956
Discover Bank
3.45%, 07/27/2026	2,800	2,577
4.20%, 08/08/2023	6,305	6,293
4.65%, 09/13/2028	4,000	3,713
Discover Financial Services
3.75%, 03/04/2025	2,920	2,780
4.10%, 02/09/2027	3,471	3,220
DNB Bank ASA
1.13% (1 Year CMT Index + 0.85%), 09/16/2026(1)(3)	4,000	3,572
1.61% (1 Year CMT Index + 0.68%), 03/30/2028(1)(3)	3,435	2,963
Equinix, Inc.
2.00%, 05/15/2028	4,467	3,803
2.90%, 11/18/2026	2,580	2,366
Essex Portfolio LP
1.65%, 01/15/2031	910	690
2.65%, 03/15/2032	1,740	1,399
Extra Space Storage LP
5.70%, 04/01/2028	7,954	7,946
F&G Global Funding
1.75%, 06/30/2026(1)	1,905	1,686
Fairfax Financial Holdings Ltd.
5.63%, 08/16/2032	9,000	8,694
Federation des Caisses Desjardins du Quebec
2.05%, 02/10/2025(1)	5,000	4,692
5.70%, 03/14/2028(1)	2,800	2,797
FMR LLC
4.95%, 02/01/2033(1)	250	237
6.45%, 11/15/2039(1)	258	270
GAIF Bond Issuer Pty Ltd.
3.40%, 09/30/2026(1)	1,000	925
Globe Life, Inc.
4.55%, 09/15/2028	3,000	2,901
Goldman Sachs Capital I
6.35%, 02/15/2034	127	127
Goldman Sachs Group, Inc.
1.43% (SOFR + 0.80%), 03/09/2027(3)	5,125	4,579

1.54% (SOFR + 0.82%), 09/10/2027(3)	6,340	5,572
1.95% (SOFR + 0.91%), 10/21/2027(3)	2,541	2,260
1.99% (SOFR + 1.09%), 01/27/2032(3)	7,395	5,822
2.38% (SOFR + 1.25%), 07/21/2032(3)	3,165	2,535
2.62% (SOFR + 1.28%), 04/22/2032(3)	9,805	8,041
2.64% (SOFR + 1.11%), 02/24/2028(3)	8,243	7,479
3.27% (3 Month Term SOFR + 1.46%), 09/29/2025(3)	5,590	5,401
3.50%, 01/23/2025	5,795	5,591
3.62% (SOFR + 1.85%), 03/15/2028(3)	14,810	13,896
3.69% (3 Month Term SOFR + 1.77%), 06/05/2028(3)	9,911	9,312
3.75%, 02/25/2026	9,005	8,643
4.22% (3 Month Term SOFR + 1.56%), 05/01/2029(3)	5,000	4,722
4.41% (3 Month Term SOFR + 1.69%), 04/23/2039(3)	2,075	1,811
5.15%, 05/22/2045	4,000	3,735
6.75%, 10/01/2037	2,170	2,334
Goodman U.S. Finance Four LLC
4.50%, 10/15/2037(1)	200	167
Goodman U.S. Finance Three LLC
3.70%, 03/15/2028(1)	862	781
Great-West Lifeco Finance 2018 LP
4.58%, 05/17/2048(1)	650	553
GTP Acquisition Partners I LLC
3.48%, 06/16/2025(1)	1,824	1,742
Guardian Life Insurance Co. of America
4.85%, 01/24/2077(1)	5,610	4,667
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	5,610	4,410
Hartford Financial Services Group, Inc.
3.60%, 08/19/2049	1,000	755
4.30%, 04/15/2043	1,080	880
Healthcare Realty Holdings LP
2.00%, 03/15/2031	1,380	1,059
Healthpeak OP LLC
3.40%, 02/01/2025	41	39
3.50%, 07/15/2029	1,742	1,562
High Street Funding Trust II
4.68%, 02/15/2048(1)	5,250	4,393
HSBC Holdings Plc
1.59% (SOFR + 1.29%), 05/24/2027(3)	4,240	3,742
2.01% (SOFR + 1.73%), 09/22/2028(3)	3,585	3,072
2.21% (SOFR + 1.29%), 08/17/2029(3)	2,075	1,736
2.36% (SOFR + 1.95%), 08/18/2031(3)	2,580	2,059
2.87% (SOFR + 1.41%), 11/22/2032(3)	2,095	1,689
3.97% (3 Month Term SOFR + 1.87%), 05/22/2030(3)	1,000	898
4.04% (3 Month Term SOFR + 1.81%), 03/13/2028(3)	3,161	2,960
4.29% (3 Month Term SOFR + 1.61%), 09/12/2026(3)	8,009	7,702
6.10%, 01/14/2042	1,060	1,122
7.39% (SOFR + 3.35%), 11/03/2028(3)	3,360	3,546
8.11% (SOFR + 4.25%), 11/03/2033(3)	3,208	3,561
ING Groep NV
1.73% (SOFR + 1.01%), 04/01/2027(3)	705	628
Intesa Sanpaolo SpA
4.00%, 09/23/2029(1)	10,590	9,198
Invesco Finance Plc
3.75%, 01/15/2026	4,000	3,854
Jefferies Financial Group, Inc.
6.25%, 01/15/2036	155	158
6.45%, 06/08/2027	428	442
JP Morgan Chase & Co.
1.04% (3 Month Term SOFR + 0.70%), 02/04/2027(3)	1,950	1,737
1.47% (SOFR + 0.77%), 09/22/2027(3)	15,960	14,090
1.56% (SOFR + 0.61%), 12/10/2025(3)	9,475	8,871
1.58% (SOFR + 0.89%), 04/22/2027(3)	5,000	4,491
2.58% (3 Month Term SOFR + 1.25%), 04/22/2032(3)	6,390	5,308
2.95% (SOFR + 1.17%), 02/24/2028(3)	2,600	2,387
3.13%, 01/23/2025	4,000	3,869
3.96% (3 Month Term SOFR + 1.64%), 11/15/2048(3)	5,770	4,744
4.00% (3 Month Term SOFR + 2.75%), 10/01/2171(3)	4,275	3,905
4.01% (3 Month Term SOFR + 1.38%), 04/23/2029(3)	2,320	2,184
4.26% (3 Month Term SOFR + 1.84%), 02/22/2048(3)	5,140	4,435
4.32% (SOFR + 1.56%), 04/26/2028(3)	1,995	1,926
4.45% (3 Month Term SOFR + 1.59%), 12/05/2029(3)	9,660	9,257
4.60% (3 Month Term SOFR + 3.13%), 08/01/2171(3)	1,985	1,851
5.00% (3 Month Term SOFR + 3.38%), 02/01/2172(3)	5,010	4,894
5.35% (SOFR + 1.85%), 06/01/2034(3)	3,293	3,319
KeyCorp
4.79% (SOFR + 2.06%), 06/01/2033(3)	590	495
LeasePlan Corp. NV
2.88%, 10/24/2024(1)	5,500	5,240
Liberty Mutual Group, Inc.
3.95%, 10/15/2050(1)	6,769	4,950
4.57%, 02/01/2029(1)	2,301	2,170
5.50%, 06/15/2052(1)	5,750	5,415

Liberty Mutual Insurance Co.
7.70%, 10/15/2097(1)	100	112
8.50%, 05/15/2025(1)	700	715
Life Storage LP
2.20%, 10/15/2030	2,630	2,104
2.40%, 10/15/2031	1,310	1,038
4.00%, 06/15/2029	1,831	1,660
Lincoln National Corp.
7.00%, 06/15/2040	1,715	1,793
Lloyds Banking Group Plc
1.63% (1 Year CMT Index + 0.85%), 05/11/2027(3)	2,280	2,017
3.51% (1 Year CMT Index + 1.60%), 03/18/2026(3)	1,075	1,023
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028(3)	1,000	906
3.75%, 01/11/2027	2,000	1,873
4.38%, 03/22/2028	949	900
4.50%, 11/04/2024	2,010	1,951
4.58%, 12/10/2025	550	527
LSEGA Financing Plc
2.00%, 04/06/2028(1)	4,565	3,913
M&T Bank Corp.
4.00%, 07/15/2024	4,350	4,237
Macquarie Bank Ltd.
3.05% (5 Year CMT Index + 1.70%), 03/03/2036(1)(3)	2,090	1,586
Macquarie Group Ltd.
2.87% (SOFR + 1.53%), 01/14/2033(1)(3)	4,000	3,195
5.03% (3 Month LIBOR USD + 1.75%), 01/15/2030(1)(3)	4,445	4,350
6.21%, 11/22/2024(1)	3,339	3,335
Markel Group, Inc.
4.15%, 09/17/2050	655	511
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070(1)	2,690	1,829
4.90%, 04/01/2077(1)	5,000	4,254
7.63%, 11/15/2023(1)	300	301
MassMutual Global Funding II
5.05%, 06/14/2028(1)	12,919	12,815
MBIA Insurance Corp.
16.52% (3 Month LIBOR USD + 11.26%), 01/15/2033(1)(3)	86	3
MetLife, Inc.
4.88%, 11/13/2043	3,000	2,758
Metropolitan Life Global Funding I
3.00%, 09/19/2027(1)	1,180	1,086
5.15%, 03/28/2033(1)	6,518	6,446
Mid-America Apartments LP
1.70%, 02/15/2031	1,330	1,050
4.00%, 11/15/2025	1,500	1,451
Mitsubishi HC Capital, Inc.
3.96%, 09/19/2023(1)	2,730	2,716
Mitsubishi UFJ Financial Group, Inc.
1.54% (1 Year CMT Index + 0.75%), 07/20/2027(3)	2,780	2,454
2.05%, 07/17/2030	2,940	2,384
2.19%, 02/25/2025	5,000	4,712
3.75%, 07/18/2039	1,615	1,369
5.24% (1 Year CMT Index + 1.70%), 04/19/2029(3)	10,115	9,951
5.44% (1 Year CMT Index + 1.63%), 02/22/2034(3)	1,930	1,923
5.54% (1 Year CMT Index + 1.50%), 04/17/2026(3)	7,930	7,881
Mizuho Financial Group, Inc.
1.23% (1 Year CMT Index + 0.67%), 05/22/2027(3)	2,378	2,089
2.17% (1 Year CMT Index + 0.87%), 05/22/2032(3)	8,000	6,239
2.23% (3 Month Term SOFR + 1.09%), 05/25/2026(3)	1,740	1,613
2.26% (1 Year CMT Index + 0.90%), 07/09/2032(3)	1,000	779
2.87% (SOFR + 1.57%), 09/13/2030(3)	1,620	1,371
5.75% (1 Year CMT Index + 1.90%), 07/06/2034(3)	4,842	4,856
5.78% (1 Year CMT Index + 1.65%), 07/06/2029(3)	6,247	6,262
Morgan Stanley
1.79% (SOFR + 1.03%), 02/13/2032(3)	2,440	1,893
1.93% (SOFR + 1.02%), 04/28/2032(3)	13,945	10,886
2.24% (SOFR + 1.18%), 07/21/2032(3)	3,555	2,825
2.48% (SOFR + 1.00%), 01/21/2028(3)	526	475
2.72% (SOFR + 1.15%), 07/22/2025(3)	873	842
3.22% (SOFR + 1.49%), 04/22/2042(3)	5,000	3,791
3.59%, 07/22/2028(4)	5,882	5,427
3.63%, 01/20/2027	8,854	8,407
3.77% (3 Month Term SOFR + 1.40%), 01/24/2029(3)	4,371	4,081
3.88%, 01/27/2026	1,725	1,665
3.95%, 04/23/2027	14,190	13,436
4.35%, 09/08/2026	930	898
4.43% (3 Month Term SOFR + 1.89%), 01/23/2030(3)	2,304	2,192
5.00%, 11/24/2025	3,000	2,949
5.12% (SOFR + 1.73%), 02/01/2029(3)	15,574	15,360
5.16% (SOFR + 1.59%), 04/20/2029(3)	4,465	4,410
5.25% (SOFR + 1.87%), 04/21/2034(3)	6,291	6,212
6.30% (SOFR + 2.24%), 10/18/2028(3)	5,350	5,497
MUFG Bank Ltd.

3.75%, 03/10/2024(1)	3,215	3,169
Nasdaq, Inc.
5.55%, 02/15/2034	1,120	1,124
National Australia Bank Ltd.
2.33%, 08/21/2030(1)	7,300	5,689
3.35% (5 Year CMT Index + 1.70%), 01/12/2037(1)(3)	2,600	2,047
3.93% (5 Year CMT Index + 1.88%), 08/02/2034(1)(3)	2,330	2,003
Nationwide Building Society
1.50%, 10/13/2026(1)	2,800	2,433
4.00%, 09/14/2026(1)	9,650	8,861
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039(1)	7,150	9,206
NatWest Group Plc
1.64% (1 Year CMT Index + 0.90%), 06/14/2027(3)	8,225	7,238
3.75% (5 Year CMT Index + 2.10%), 11/01/2029(3)	1,833	1,721
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(3)	985	905
4.80%, 04/05/2026	3,017	2,928
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(3)	6,005	5,712
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(3)	7,000	6,677
5.85% (1 Year CMT Index + 1.35%), 03/02/2027(3)	12,048	11,916
6.02% (1 Year CMT Index + 2.10%), 03/02/2034(3)	2,010	2,021
7.47% (1 Year CMT Index + 2.85%), 11/10/2026(3)	2,165	2,214
NatWest Markets Plc
1.60%, 09/29/2026(1)	2,390	2,095
New York Life Insurance Co.
4.45%, 05/15/2069(1)	4,225	3,520
NNN REIT, Inc.
3.50%, 10/15/2027	400	367
3.60%, 12/15/2026	700	651
3.90%, 06/15/2024	1,310	1,282
Nomura Holdings, Inc.
1.65%, 07/14/2026	5,000	4,398
1.85%, 07/16/2025	5,000	4,573
2.61%, 07/14/2031	2,025	1,607
2.65%, 01/16/2025	2,597	2,459
2.68%, 07/16/2030	1,550	1,268
2.71%, 01/22/2029	11,000	9,271
Nordea Bank Abp
5.38%, 09/22/2027(1)	2,035	2,009
Northern Trust Corp.
3.38% (3 Month LIBOR USD + 1.13%), 05/08/2032(3)	411	365
Northwestern Mutual Global Funding
1.70%, 06/01/2028(1)	1,995	1,703
4.35%, 09/15/2027(1)	845	824
4.90%, 06/12/2028(1)	2,856	2,833
Ontario Teachers’ Cadillac Fairview Properties Trust
3.88%, 03/20/2027(1)	1,044	963
Pacific Life Insurance Co.
4.30% (3 Month LIBOR USD + 2.80%), 10/24/2067(1)(3)	743	565
Park Aerospace Holdings Ltd.
5.50%, 02/15/2024(1)	275	272
Physicians Realty LP
2.63%, 11/01/2031	1,360	1,058
PNC Bank N.A.
3.88%, 04/10/2025	7,840	7,484
4.20%, 11/01/2025	322	306
PNC Financial Services Group, Inc.
4.76% (SOFR + 1.09%), 01/26/2027(3)	5,776	5,645
5.07% (SOFR + 1.93%), 01/24/2034(3)	3,433	3,292
5.58% (SOFR + 1.84%), 06/12/2029(3)	18,729	18,641
5.67% (SOFR + 1.09%), 10/28/2025(3)	595	590
Principal Life Global Funding II
3.00%, 04/18/2026(1)	2,000	1,853
Private Export Funding Corp.
3.25%, 06/15/2025	1,280	1,233
3.55%, 01/15/2024	2,489	2,463
Prologis LP
1.25%, 10/15/2030	10,115	7,810
2.25%, 04/15/2030	305	259
2.88%, 11/15/2029	800	700
4.88%, 06/15/2028	7,342	7,275
5.25%, 06/15/2053	2,896	2,846
Protective Life Corp.
4.30%, 09/30/2028(1)	4,500	4,179
Prudential Financial, Inc.
3.91%, 12/07/2047	1,231	982
6.63%, 06/21/2040	5,995	6,518
Prudential Insurance Co. of America
8.30%, 07/01/2025(1)	1,691	1,752
Public Storage
1.95%, 11/09/2028	1,668	1,430
2.25%, 11/09/2031	1,401	1,144
Realty Income Corp.

1.80%, 03/15/2033	1,320	961
4.60%, 02/06/2024	7,100	7,038
Regency Centers LP
2.95%, 09/15/2029	2,200	1,886
Sabra Health Care LP
3.20%, 12/01/2031	2,195	1,637
Safehold GL Holdings LLC
2.80%, 06/15/2031	7,000	5,429
2.85%, 01/15/2032	4,308	3,302
Sammons Financial Group, Inc.
3.35%, 04/16/2031(1)	7,000	5,438
4.75%, 04/08/2032(1)	5,000	4,180
Santander UK Group Holdings Plc
1.67% (SOFR + 0.99%), 06/14/2027(3)	2,290	1,973
6.53% (SOFR + 2.60%), 01/10/2029(3)	9,500	9,565
6.83% (SOFR + 2.75%), 11/21/2026(3)	3,588	3,596
Santander UK Plc
5.00%, 11/07/2023(1)	4,150	4,122
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025(1)	1,390	1,333
Scentre Group Trust 2
4.75% (5 Year CMT Index + 4.38%), 09/24/2080(1)(3)	1,865	1,670
SITE Centers Corp.
4.70%, 06/01/2027	368	337
Societe Generale SA
1.49% (1 Year CMT Index + 1.10%), 12/14/2026(1)(3)	19,302	16,985
1.79% (1 Year CMT Index + 1.00%), 06/09/2027(1)(3)	5,930	5,184
2.80% (1 Year CMT Index + 1.30%), 01/19/2028(1)(3)	1,020	903
2.89% (1 Year CMT Index + 1.30%), 06/09/2032(1)(3)	8,975	7,032
3.00%, 01/22/2030(1)	562	471
3.63%, 03/01/2041(1)	6,000	3,892
4.03% (1 Year CMT Index + 1.90%), 01/21/2043(1)(3)	2,851	1,902
4.25%, 04/14/2025(1)	2,880	2,746
5.00%, 01/17/2024(1)	860	850
6.22% (1 Year CMT Index + 3.20%), 06/15/2033(1)(3)	4,500	4,189
6.45% (1 Year CMT Index + 2.55%), 01/10/2029(1)(3)	3,550	3,555
6.45% (1 Year CMT Index + 2.30%), 01/12/2027(1)(3)	4,935	4,923
6.69% (1 Year CMT Index + 2.95%), 01/10/2034(1)(3)	2,398	2,441
Standard Chartered Plc
1.46% (1 Year CMT Index + 1.00%), 01/14/2027(1)(3)	10,474	9,277
1.82% (1 Year CMT Index + 0.95%), 11/23/2025(1)(3)	4,741	4,433
2.61% (1 Year CMT Index + 1.18%), 01/12/2028(1)(3)	5,000	4,427
2.82% (3 Month LIBOR USD + 1.21%), 01/30/2026(1)(3)	1,360	1,282
4.87% (5 Year 1100 Run ICE Swap Rate USD + 1.97%), 03/15/2033(1)(3)	800	724
6.19% (1 Year CMT Index + 1.85%), 07/06/2027(1)(3)	1,985	1,986
6.30% (1 Year CMT Index + 2.58%), 07/06/2034(1)(3)	2,000	2,001
State Bank of India
4.38%, 01/24/2024(1)	6,475	6,415
State Street Corp.
2.20%, 03/03/2031	2,110	1,714
Sumitomo Life Insurance Co.
4.00% (3 Month LIBOR USD + 2.99%), 09/14/2077(1)(3)	1,000	922
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	2,650	2,156
2.63%, 07/14/2026	644	592
3.04%, 07/16/2029	5,005	4,372
5.52%, 01/13/2028	2,790	2,801
5.71%, 01/13/2030	2,790	2,823
Sumitomo Mitsui Trust Bank Ltd.
1.55%, 03/25/2026(1)	3,871	3,478
Svenska Handelsbanken AB
5.50%, 06/15/2028(1)	9,406	9,217
Swedbank AB
5.34%, 09/20/2027(1)	5,125	5,051
5.47%, 06/15/2026(1)	10,242	10,152
Synchrony Financial
3.95%, 12/01/2027	1,500	1,307
4.50%, 07/23/2025	4,000	3,771
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047(1)	3,360	2,778
4.90%, 09/15/2044(1)	200	181
6.85%, 12/16/2039(1)	218	240
Toronto-Dominion Bank
4.46%, 06/08/2032	5,000	4,745
5.16%, 01/10/2028	6,065	6,025
Travelers Companies, Inc.
5.45%, 05/25/2053	1,700	1,779
Trinity Acquisition Plc
4.40%, 03/15/2026	2,300	2,216
6.13%, 08/15/2043	5,000	4,741
Truist Financial Corp.
4.80% (5 Year CMT Index + 3.00%), 12/31/2099(3)	3,460	2,950
5.12% (SOFR + 1.85%), 01/26/2034(3)	1,770	1,677

5.87% (SOFR + 2.36%), 06/08/2034(3)	1,470	1,471
6.05% (SOFR + 2.05%), 06/08/2027(3)	1,935	1,936
Trustage Financial Group, Inc.
4.63%, 04/15/2032(1)	5,000	4,333
U.S. Bancorp
4.65% (SOFR + 1.23%), 02/01/2029(3)	3,783	3,614
UBS Group AG
1.36% (1 Year CMT Index + 1.08%), 01/30/2027(1)(3)	4,700	4,118
2.10% (1 Year CMT Index + 1.00%), 02/11/2032(1)(3)	3,610	2,734
2.19% (SOFR + 2.04%), 06/05/2026(1)(3)	1,020	935
2.59% (SOFR + 1.56%), 09/11/2025(1)(3)	2,637	2,514
2.75% (1 Year CMT Index + 1.10%), 02/11/2033(1)(3)	1,450	1,129
3.09% (SOFR + 1.73%), 05/14/2032(1)(3)	2,915	2,358
3.75%, 03/26/2025	2,600	2,488
3.87% (3 Month LIBOR USD + 1.41%), 01/12/2029(1)(3)	4,375	3,955
4.25%, 03/23/2028(1)	3,000	2,784
4.28%, 01/09/2028(1)	3,973	3,672
4.49% (1 Year CMT Index + 1.55%), 05/12/2026(1)(3)	1,770	1,711
4.49% (1 Year CMT Index + 1.60%), 08/05/2025(1)(3)	4,000	3,909
4.55%, 04/17/2026	1,500	1,442
5.71% (1 Year CMT Index + 1.55%), 01/12/2027(1)(3)	5,000	4,950
6.54% (SOFR + 3.92%), 08/12/2033(1)(3)	4,000	4,098
6.67% (SOFR + 1.58%), 05/12/2026(1)(3)	5,330	5,356
UDR, Inc.
1.90%, 03/15/2033	2,025	1,481
2.10%, 08/01/2032	1,430	1,086
2.95%, 09/01/2026	276	252
3.00%, 08/15/2031	415	351
3.20%, 01/15/2030	1,565	1,382
UniCredit SpA
1.98% (1 Year CMT Index + 1.20%), 06/03/2027(1)(3)	1,135	1,000
2.57% (1 Year CMT Index + 2.30%), 09/22/2026(1)(3)	2,330	2,103
5.86% (5 Year 1100 Run ICE Swap Rate USD + 3.70%), 06/19/2032(1)(3)	1,400	1,272
7.30% (5 Year 1100 Run ICE Swap Rate USD + 4.91%), 04/02/2034(1)(3)	715	674
Ventas Realty LP
3.25%, 10/15/2026	323	296
3.50%, 02/01/2025	251	240
3.75%, 05/01/2024	382	375
3.85%, 04/01/2027	677	634
4.13%, 01/15/2026	126	121
Wells Fargo & Co.
2.16% (3 Month Term SOFR + 1.01%), 02/11/2026(3)	10,183	9,589
2.39% (SOFR + 2.10%), 06/02/2028(3)	2,875	2,562
2.57% (3 Month Term SOFR + 1.26%), 02/11/2031(3)	12,110	10,253
3.00%, 04/22/2026	2,125	1,998
4.10%, 06/03/2026	3,580	3,435
4.30%, 07/22/2027	729	699
4.40%, 06/14/2046	626	508
4.61% (SOFR + 2.13%), 04/25/2053(3)	3,301	2,895
4.65%, 11/04/2044	675	573
4.90%, 11/17/2045	1,571	1,383
5.38%, 11/02/2043	317	298
5.39% (SOFR + 2.02%), 04/24/2034(3)	4,173	4,146
Welltower OP LLC
3.10%, 01/15/2030	1,085	940
6.50%, 03/15/2041	700	721
Westpac Banking Corp.
3.13%, 11/18/2041	2,377	1,611
Weyerhaeuser Co.
7.38%, 03/15/2032	142	158
Willis North America, Inc.
5.05%, 09/15/2048	7,500	6,444
WP Carey, Inc.
2.40%, 02/01/2031	1,800	1,447
2.45%, 02/01/2032	1,360	1,064
4.25%, 10/01/2026	3,404	3,268
WR Berkley Corp.
4.75%, 08/01/2044	3,445	3,015
XL Group Ltd.
5.25%, 12/15/2043	2,700	2,658

Total Financials		1,863,738

Industrials – 1.65%
Airbus SE
3.15%, 04/10/2027(1)	736	689
3.95%, 04/10/2047(1)	150	127
Allegion U.S. Holding Co., Inc.
3.20%, 10/01/2024	2,000	1,920
Amphenol Corp.
3.20%, 04/01/2024	8,135	7,977
Arrow Electronics, Inc.
3.25%, 09/08/2024	219	211
3.88%, 01/12/2028	221	204
BAE Systems Plc

1.90%, 02/15/2031(1)	6,886	5,529
3.00%, 09/15/2050(1)	754	517
5.80%, 10/11/2041(1)	400	410
Berry Global, Inc.
1.57%, 01/15/2026	17,410	15,699
Boeing Co.
2.20%, 02/04/2026	19,535	17,930
2.75%, 02/01/2026	1,415	1,318
3.10%, 05/01/2026	1,529	1,436
3.25%, 03/01/2028	2,061	1,875
3.30%, 03/01/2035	1,410	1,092
3.63%, 02/01/2031	4,745	4,274
3.95%, 08/01/2059	4,825	3,563
4.88%, 05/01/2025	1,165	1,148
5.04%, 05/01/2027	1,185	1,171
5.15%, 05/01/2030	4,225	4,184
5.71%, 05/01/2040	1,555	1,551
5.81%, 05/01/2050	10,245	10,208
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051	4,625	3,276
3.30%, 09/15/2051	530	396
3.55%, 02/15/2050	517	410
4.38%, 09/01/2042	462	418
4.45%, 01/15/2053	1,800	1,647
5.15%, 09/01/2043	389	385
5.20%, 04/15/2054	9,818	10,013
5.40%, 06/01/2041	542	553
5.75%, 05/01/2040	373	394
6.15%, 05/01/2037	320	353
7.29%, 06/01/2036	134	157
Cellnex Finance Co. SA
3.88%, 07/07/2041(1)	3,000	2,198
CH Robinson Worldwide, Inc.
4.20%, 04/15/2028	6,000	5,746
CRH America Finance, Inc.
3.40%, 05/09/2027(1)	200	187
CRH America, Inc.
3.88%, 05/18/2025(1)	354	341
5.13%, 05/18/2045(1)	230	207
CSX Corp.
3.35%, 09/15/2049	305	225
4.10%, 03/15/2044	175	150
4.65%, 03/01/2068	2,000	1,790
4.75%, 11/15/2048	1,280	1,184
5.50%, 04/15/2041	402	407
Eaton Corp.
4.15%, 03/15/2033	143	136
5.80%, 03/15/2037	500	507
Embraer Netherlands Finance BV
5.05%, 06/15/2025	2,202	2,169
Embraer Overseas Ltd.
5.70%, 09/16/2023(1)	4,000	3,988
FedEx Corp.
4.95%, 10/17/2048	3,000	2,754
Flex Ltd.
3.75%, 02/01/2026	14,000	13,305
Graphic Packaging International LLC
0.82%, 04/15/2024(1)	6,170	5,920
1.51%, 04/15/2026(1)	11,485	10,234
JB Hunt Transport Services, Inc.
3.85%, 03/15/2024	650	638
Johnson Controls International Plc
4.95%, 07/02/2064(2)	928	824
Keysight Technologies, Inc.
4.60%, 04/06/2027	13,000	12,792
L3Harris Technologies, Inc.
3.83%, 04/27/2025	820	794
4.85%, 04/27/2035	1,000	960
Lennox International, Inc.
1.70%, 08/01/2027	2,000	1,738
Lockheed Martin Corp.
4.75%, 02/15/2034	6,773	6,757
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	811	763
3.50%, 12/15/2027	6,165	5,746
4.25%, 07/02/2024	1,705	1,684
6.25%, 05/01/2037	107	106
Masco Corp.
2.00%, 10/01/2030	760	600
6.50%, 08/15/2032	1,240	1,278
Mexico City Airport Trust
3.88%, 04/30/2028(1)	3,645	3,438
4.25%, 10/31/2026(1)	1,245	1,199

5.50%, 07/31/2047(1)	3,902	3,411
Norfolk Southern Corp.
3.95%, 10/01/2042	332	272
4.05%, 08/15/2052	1,100	905
4.80%, 08/15/2043	1,273	1,114
5.59%, 05/17/2025	6	6
7.80%, 05/15/2027	1,705	1,867
Northrop Grumman Corp.
3.85%, 04/15/2045	195	159
nVent Finance Sarl
4.55%, 04/15/2028	3,625	3,391
Otis Worldwide Corp.
2.57%, 02/15/2030	3,430	2,957
Parker-Hannifin Corp.
4.45%, 11/21/2044	333	298
Penske Truck Leasing Co. LP
1.20%, 11/15/2025(1)	7,300	6,493
3.95%, 03/10/2025(1)	7,000	6,728
Penske Truck Leasing Co. LP / PTL Finance Corp.
6.20%, 06/15/2030(1)	2,925	2,940
Precision Castparts Corp.
4.20%, 06/15/2035	75	69
4.38%, 06/15/2045	415	370
Raytheon Technologies Corp.
2.82%, 09/01/2051	2,550	1,713
3.75%, 11/01/2046	1,130	910
4.15%, 05/15/2045	1,683	1,431
4.35%, 04/15/2047	970	860
4.50%, 06/01/2042	1,823	1,678
5.15%, 02/27/2033	2,076	2,104
Siemens Financieringsmaatschappij NV
2.35%, 10/15/2026(1)	700	644
4.40%, 05/27/2045(1)	513	474
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026(1)	1,400	1,223
Teledyne Technologies, Inc.
2.75%, 04/01/2031	12,950	10,814
Textron, Inc.
3.65%, 03/15/2027	4,975	4,660
Timken Co.
3.88%, 09/01/2024	1,000	974
TTX Co.
3.60%, 01/15/2025(1)	2,000	1,936
Union Pacific Corp.
4.10%, 09/15/2067	200	165
Vontier Corp.
2.40%, 04/01/2028	8,000	6,662
Vulcan Materials Co.
4.70%, 03/01/2048	2,054	1,831
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026	5,000	4,675
4.38%, 08/15/2023	322	321
WestRock MWV LLC
8.20%, 01/15/2030	537	616
WRKCo, Inc.
3.75%, 03/15/2025	1,300	1,251
Xylem, Inc.
1.95%, 01/30/2028	2,170	1,903
2.25%, 01/30/2031	960	797

Total Industrials		270,422

Technology – 1.40%
Activision Blizzard, Inc.
1.35%, 09/15/2030	1,423	1,138
Analog Devices, Inc.
2.95%, 10/01/2051	2,122	1,499
Apple, Inc.
4.85%, 05/10/2053	7,500	7,686
Broadcom, Inc.
2.45%, 02/15/2031(1)	4,393	3,573
3.14%, 11/15/2035(1)	20,453	15,688
3.19%, 11/15/2036(1)	17,915	13,539
4.75%, 04/15/2029	6,850	6,627
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	14,070	12,633
CGI, Inc.
1.45%, 09/14/2026	2,182	1,927
2.30%, 09/14/2031	3,919	3,065
Dell International LLC / EMC Corp.
3.38%, 12/15/2041(1)	2,208	1,557
5.25%, 02/01/2028	5,305	5,294
5.30%, 10/01/2029	1,100	1,092
6.02%, 06/15/2026	7,055	7,171
Fiserv, Inc.

3.20%, 07/01/2026	890	835
3.85%, 06/01/2025	5,000	4,830
4.40%, 07/01/2049	2,850	2,408
Genpact Luxembourg Sarl
3.38%, 12/01/2024	7,000	6,747
Intel Corp.
5.63%, 02/10/2043	2,925	2,970
5.70%, 02/10/2053	3,230	3,286
5.90%, 02/10/2063	966	998
KLA Corp.
3.30%, 03/01/2050	1,800	1,350
Leidos, Inc.
2.30%, 02/15/2031	1,075	847
3.63%, 05/15/2025	3,500	3,357
5.75%, 03/15/2033	1,000	993
Microchip Technology, Inc.
0.97%, 02/15/2024	22,950	22,235
0.98%, 09/01/2024	620	586
2.67%, 09/01/2023	5,353	5,331
Microsoft Corp.
2.53%, 06/01/2050	9,330	6,454
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.50%, 05/11/2031	3,495	2,848
2.65%, 02/15/2032	4,875	3,946
2.70%, 05/01/2025	2,110	2,000
3.25%, 05/11/2041	3,600	2,620
3.25%, 11/30/2051	1,505	1,003
4.30%, 06/18/2029	7,077	6,670
Oracle Corp.
3.25%, 11/15/2027	1,744	1,618
3.60%, 04/01/2040	6,210	4,804
3.60%, 04/01/2050	5,792	4,139
3.80%, 11/15/2037	600	491
3.85%, 07/15/2036	1,065	889
3.90%, 05/15/2035	936	808
4.30%, 07/08/2034	8,062	7,322
4.38%, 05/15/2055	400	320
4.90%, 02/06/2033	2,930	2,844
5.55%, 02/06/2053	4,080	3,951
QUALCOMM, Inc.
4.50%, 05/20/2052	1,615	1,469
Roper Technologies, Inc.
1.40%, 09/15/2027	3,050	2,629
2.00%, 06/30/2030	1,150	940
ServiceNow, Inc.
1.40%, 09/01/2030	6,530	5,170
SK Hynix, Inc.
1.50%, 01/19/2026(1)	2,000	1,772
Texas Instruments, Inc.
5.05%, 05/18/2063	2,516	2,521
TSMC Arizona Corp.
3.13%, 10/25/2041	4,500	3,594
TSMC Global Ltd.
4.63%, 07/22/2032(1)	1,610	1,598
VMware, Inc.
1.40%, 08/15/2026	8,282	7,313
1.80%, 08/15/2028	1,928	1,616
4.65%, 05/15/2027	1,370	1,331
Workday, Inc.
3.50%, 04/01/2027	3,141	2,977
3.80%, 04/01/2032	2,910	2,620
Xilinx, Inc.
2.38%, 06/01/2030	2,000	1,727

Total Technology		229,266

Utilities – 3.49%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/2028(1)	2,015	1,790
AEP Texas, Inc.
3.80%, 10/01/2047	3,715	2,807
AEP Transmission Co. LLC
3.15%, 09/15/2049	580	413
3.75%, 12/01/2047	2,600	2,074
4.00%, 12/01/2046	2,020	1,693
4.25%, 09/15/2048	4,790	4,116
Alabama Power Co.
2.80%, 04/01/2025	2,025	1,941
3.75%, 03/01/2045	182	143
4.10%, 01/15/2042	233	194
4.15%, 08/15/2044	205	171
6.13%, 05/15/2038	219	235
Alexander Funding Trust
1.84%, 11/15/2023(1)	2,000	1,956
Alfa Desarrollo SpA

4.55%, 09/27/2051(1)	2,463	1,807
Ameren Corp.
2.50%, 09/15/2024	2,153	2,063
American Electric Power Co., Inc.
0.75%, 11/01/2023	3,032	2,981
5.70%, 08/15/2025	6,918	6,871
American Water Capital Corp.
3.45%, 06/01/2029	590	548
4.00%, 12/01/2046	2,350	1,896
6.59%, 10/15/2037	386	435
APA Infrastructure Ltd.
4.20%, 03/23/2025(1)	2,100	2,036
4.25%, 07/15/2027(1)	1,098	1,046
Arizona Public Service Co.
3.35%, 06/15/2024	676	659
3.75%, 05/15/2046	2,290	1,693
5.05%, 09/01/2041	349	318
Atmos Energy Corp.
4.13%, 10/15/2044	1,860	1,565
4.15%, 01/15/2043	830	716
Ausgrid Finance Pty Ltd.
4.35%, 08/01/2028(1)	10,275	9,703
Avangrid, Inc.
3.15%, 12/01/2024	610	585
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	950	633
3.20%, 09/15/2049	1,105	800
3.50%, 08/15/2046	375	283
Berkshire Hathaway Energy Co.
2.85%, 05/15/2051	7,650	4,945
6.13%, 04/01/2036	366	382
Boston Gas Co.
4.49%, 02/15/2042(1)	253	211
Brooklyn Union Gas Co.
3.87%, 03/04/2029(1)	1,125	1,022
4.27%, 03/15/2048(1)	1,100	841
4.50%, 03/10/2046(1)	2,000	1,565
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/2048	151	125
CenterPoint Energy Resources Corp.
5.25%, 03/01/2028	6,869	6,866
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028(1)	1,333	1,221
CMS Energy Corp.
2.95%, 02/15/2027	348	320
3.00%, 05/15/2026	110	103
3.45%, 08/15/2027	350	327
Comision Federal de Electricidad
4.69%, 05/15/2029(1)	3,900	3,502
4.88%, 01/15/2024(1)	322	319
Commonwealth Edison Co.
3.65%, 06/15/2046	364	285
3.75%, 08/15/2047	1,000	791
4.00%, 03/01/2048	4,615	3,856
Consolidated Edison Co. of New York, Inc.
3.85%, 06/15/2046	2,940	2,275
3.88%, 06/15/2047	1,800	1,411
4.13%, 05/15/2049	4,293	3,518
4.30%, 12/01/2056	3,050	2,475
4.50%, 05/15/2058	538	449
5.70%, 06/15/2040	318	319
Consolidated Edison, Inc.
0.65%, 12/01/2023	7,561	7,408
Constellation Energy Generation LLC
5.75%, 10/01/2041	3,192	3,118
5.80%, 03/01/2033	2,817	2,884
6.25%, 10/01/2039	300	311
Consumers Energy Co.
3.25%, 08/15/2046	190	140
4.35%, 08/31/2064	191	155
Delmarva Power & Light Co.
4.00%, 06/01/2042	170	136
Dominion Energy, Inc.
2.85%, 08/15/2026	304	281
3.90%, 10/01/2025	3,558	3,427
4.90%, 08/01/2041	212	190
5.25%, 08/01/2033	1,161	1,142
7.00%, 06/15/2038	124	136
DTE Energy Co.
2.53%, 10/01/2024(2)	3,878	3,713
4.22%, 11/01/2024(2)	12,313	12,037
Duke Energy Carolinas LLC
4.25%, 12/15/2041	141	122

4.95%, 01/15/2033	7,935	7,876
6.00%, 12/01/2028	235	246
Duke Energy Corp.
2.65%, 09/01/2026	9,417	8,703
3.75%, 09/01/2046	13,800	10,439
3.95%, 08/15/2047	1,740	1,351
Duke Energy Florida LLC
4.20%, 07/15/2048	3,636	3,097
Duke Energy Indiana LLC
3.75%, 05/15/2046	600	465
Duke Energy Ohio, Inc.
5.25%, 04/01/2033	2,515	2,533
Duke Energy Progress LLC
2.90%, 08/15/2051	1,645	1,098
3.70%, 10/15/2046	506	393
4.10%, 05/15/2042	217	183
4.10%, 03/15/2043	181	152
4.15%, 12/01/2044	129	107
4.20%, 08/15/2045	325	271
4.38%, 03/30/2044	132	114
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030(1)	2,500	1,998
3.62%, 08/01/2027(1)	6,675	5,991
Edison International
3.55%, 11/15/2024	3,606	3,485
5.75%, 06/15/2027	2,170	2,170
6.95%, 11/15/2029	8,820	9,278
Electricite de France SA
4.75%, 10/13/2035(1)	5,000	4,400
6.90%, 05/23/2053(1)	1,474	1,527
Emera U.S. Finance LP
3.55%, 06/15/2026	1,260	1,191
4.75%, 06/15/2046	900	730
Enel Finance America LLC
7.10%, 10/14/2027(1)	8,531	8,964
Enel Finance International NV
1.88%, 07/12/2028(1)	2,050	1,719
2.65%, 09/10/2024(1)	1,440	1,386
3.50%, 04/06/2028(1)	4,065	3,719
4.75%, 05/25/2047(1)	7,050	5,997
6.00%, 10/07/2039(1)	307	302
6.80%, 10/14/2025(1)	5,402	5,503
6.80%, 09/15/2037(1)	2,425	2,552
7.75%, 10/14/2052(1)	1,054	1,235
Engie Energia Chile SA
3.40%, 01/28/2030(1)	1,600	1,333
Entergy Arkansas LLC
2.65%, 06/15/2051	960	597
Entergy Corp.
2.95%, 09/01/2026	310	286
Entergy Louisiana LLC
2.40%, 10/01/2026	650	595
2.90%, 03/15/2051	1,570	1,035
3.05%, 06/01/2031	440	381
3.12%, 09/01/2027	370	341
4.00%, 03/15/2033	2,610	2,369
Entergy Texas, Inc.
4.50%, 03/30/2039	11,000	9,883
Evergy Kansas Central, Inc.
4.13%, 03/01/2042	4,175	3,514
Evergy Metro, Inc.
4.20%, 03/15/2048	500	411
5.30%, 10/01/2041	1,032	1,003
Evergy, Inc.
2.90%, 09/15/2029	2,190	1,911
Eversource Energy
2.90%, 03/01/2027	1,978	1,822
4.75%, 05/15/2026	3,264	3,199
5.45%, 03/01/2028	10,116	10,184
Exelon Corp.
4.95%, 06/15/2035	1,500	1,437
5.30%, 03/15/2033	6,311	6,291
Fells Point Funding Trust
3.05%, 01/31/2027(1)	9,320	8,568
FirstEnergy Corp.
3.40%, 03/01/2050	2,376	1,637
FirstEnergy Transmission LLC
2.87%, 09/15/2028(1)	1,567	1,379
4.35%, 01/15/2025(1)	15,221	14,842
4.55%, 04/01/2049(1)	2,143	1,788
5.45%, 07/15/2044(1)	5,027	4,648
Florida Power & Light Co.
5.40%, 09/01/2035	700	701

Fortis, Inc.
3.06%, 10/04/2026	2,291	2,111
Georgia Power Co.
4.95%, 05/17/2033	4,019	3,967
Indiana Michigan Power Co.
3.25%, 05/01/2051	1,570	1,093
Israel Electric Corp. Ltd.
3.75%, 02/22/2032(1)	3,154	2,690
5.00%, 11/12/2024(1)	1,884	1,863
ITC Holdings Corp.
2.95%, 05/14/2030(1)	890	765
Jersey Central Power & Light Co.
4.30%, 01/15/2026(1)	740	716
6.15%, 06/01/2037	400	414
KeySpan Gas East Corp.
2.74%, 08/15/2026(1)	538	489
Massachusetts Electric Co.
4.00%, 08/15/2046(1)	624	472
Metropolitan Edison Co.
5.20%, 04/01/2028(1)	11,180	11,066
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028(1)	9,900	9,359
Monongahela Power Co.
5.40%, 12/15/2043(1)	1,650	1,600
National Rural Utilities Cooperative Finance Corp.
8.00%, 03/01/2032	791	926
Nevada Power Co.
5.38%, 09/15/2040	261	249
5.45%, 05/15/2041	386	371
New England Power Co.
3.80%, 12/05/2047(1)	5,108	4,007
New York State Electric & Gas Corp.
3.25%, 12/01/2026(1)	804	749
NextEra Energy Capital Holdings, Inc.
4.26%, 09/01/2024	19,287	18,968
4.45%, 06/20/2025	5,994	5,880
6.05%, 03/01/2025	2,590	2,600
Niagara Mohawk Power Corp.
1.96%, 06/27/2030(1)	2,150	1,718
3.51%, 10/01/2024(1)	258	248
NiSource, Inc.
1.70%, 02/15/2031	1,640	1,282
2.95%, 09/01/2029	1,520	1,331
5.25%, 03/30/2028	4,300	4,297
5.40%, 06/30/2033	2,010	2,011
5.80%, 02/01/2042	774	747
Northern States Power Co.
3.60%, 09/15/2047	2,395	1,883
4.13%, 05/15/2044	1,480	1,257
NRG Energy, Inc.
2.00%, 12/02/2025(1)	2,685	2,409
2.45%, 12/02/2027(1)	6,215	5,237
4.45%, 06/15/2029(1)	1,155	1,021
Ohio Power Co.
2.90%, 10/01/2051	1,390	923
4.15%, 04/01/2048	1,190	973
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	1,895	1,338
5.75%, 03/15/2029	124	129
Pacific Gas & Electric Co.
1.70%, 11/15/2023	1,880	1,848
2.95%, 03/01/2026	990	907
3.25%, 02/16/2024	15,020	14,742
3.45%, 07/01/2025	1,570	1,482
3.75%, 02/15/2024	3,148	3,096
3.75%, 08/15/2042	376	260
3.85%, 11/15/2023	9,208	9,127
3.95%, 12/01/2047	779	531
4.00%, 12/01/2046	2,289	1,534
4.25%, 08/01/2023	2,482	2,479
4.30%, 03/15/2045	638	455
4.45%, 04/15/2042	1,905	1,438
4.50%, 07/01/2040	5,755	4,474
4.60%, 06/15/2043	2,024	1,530
4.95%, 07/01/2050	4,255	3,342
6.10%, 01/15/2029	975	959
6.40%, 06/15/2033	3,090	3,073
PacifiCorp
5.50%, 05/15/2054	166	156
PECO Energy Co.
2.80%, 06/15/2050	860	567
2.85%, 09/15/2051	1,445	952
3.70%, 09/15/2047	2,120	1,674

3.90%, 03/01/2048	5,235	4,301
4.15%, 10/01/2044	353	298
Pennsylvania Electric Co.
3.25%, 03/15/2028(1)	2,386	2,162
Pepco Holdings LLC
7.45%, 08/15/2032	222	242
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2036	1,735	1,650
5.10%, 06/01/2052	2,420	2,448
5.21%, 12/01/2047	1,285	1,282
Potomac Electric Power Co.
6.50%, 11/15/2037	136	152
PPL Electric Utilities Corp.
3.00%, 10/01/2049	2,105	1,489
4.13%, 06/15/2044	208	177
Public Service Co. of Colorado
3.55%, 06/15/2046	353	252
4.10%, 06/15/2048	2,515	2,066
Public Service Co. of Oklahoma
6.63%, 11/15/2037	649	691
Public Service Electric & Gas Co.
3.60%, 12/01/2047	1,605	1,260
4.65%, 03/15/2033	7,255	7,118
5.38%, 11/01/2039	117	114
Public Service Enterprise Group, Inc.
1.60%, 08/15/2030	8,395	6,576
Puget Energy, Inc.
2.38%, 06/15/2028	4,023	3,470
3.65%, 05/15/2025	1,200	1,147
San Diego Gas & Electric Co.
2.95%, 08/15/2051	2,230	1,509
3.75%, 06/01/2047	4,417	3,442
3.95%, 11/15/2041	310	245
5.35%, 05/15/2040	3,430	3,336
SCE Recovery Funding LLC
4.70%, 06/15/2040	2,395	2,330
Sempra Energy
6.00%, 10/15/2039	752	769
Sigeco Securitization I LLC
5.03%, 11/15/2036	2,617	2,613
Southern California Edison Co.
2.95%, 02/01/2051	6,220	4,073
3.65%, 03/01/2028	1,200	1,119
3.90%, 12/01/2041	392	306
4.05%, 03/15/2042	800	647
4.13%, 03/01/2048	1,880	1,525
4.90%, 06/01/2026	5,813	5,730
5.45%, 06/01/2052	1,815	1,763
5.88%, 12/01/2053	2,647	2,700
6.05%, 03/15/2039	253	263
Southern California Gas Co.
2.55%, 02/01/2030	2,621	2,253
Southern Co.
4.48%, 08/01/2024(2)	9,015	8,850
5.11%, 08/01/2027	2,466	2,443
Southern Co. Gas Capital Corp.
3.25%, 06/15/2026	225	212
3.95%, 10/01/2046	282	218
4.40%, 06/01/2043	160	132
5.88%, 03/15/2041	1,210	1,218
Southern Power Co.
5.15%, 09/15/2041	746	697
Southwest Gas Corp.
3.80%, 09/29/2046	508	368
Southwestern Public Service Co.
4.50%, 08/15/2041	350	305
Toledo Edison Co.
2.65%, 05/01/2028(1)	1,208	1,067
6.15%, 05/15/2037	680	708
Union Electric Co.
3.65%, 04/15/2045	1,370	1,060
3.90%, 04/01/2052	3,065	2,500
Virginia Electric & Power Co.
3.50%, 03/15/2027	1,732	1,639
3.80%, 04/01/2028	2,675	2,534
4.45%, 02/15/2044	126	108
4.65%, 08/15/2043	1,765	1,565
5.45%, 04/01/2053	5,460	5,462
Vistra Operations Co. LLC
3.55%, 07/15/2024(1)	8,460	8,171
WEC Energy Group, Inc.
3.55%, 06/15/2025	204	196
Xcel Energy, Inc.

3.35%, 12/01/2026	5,105	4,789

Total Utilities		573,374

Total Corporate Bonds (Cost: $5,362,045)		4,838,958

Government Related – 20.44%
Other Government Related – 1.20%
Alabama Economic Settlement Authority
4.26%, 09/15/2032	610	581
American Municipal Power, Inc.
7.50%, 02/15/2050	1,350	1,678
Atlanta Independent School System
5.56%, 03/01/2026	535	539
Bank Gospodarstwa Krajowego
5.38%, 05/22/2033(1)	4,915	4,886
Bay Area Toll Authority
6.26%, 04/01/2049	1,650	1,954
Bermuda Government International Bond
2.38%, 08/20/2030(1)	1,765	1,471
California Municipal Finance Authority
3.28%, 02/01/2046	4,000	2,813
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	535	558
Chile Government International Bond
2.55%, 01/27/2032	1,398	1,194
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,850	1,800
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,515	1,678
Clark County School District
5.51%, 06/15/2024	865	863
Curators of the University of Missouri
5.96%, 11/01/2039	3,310	3,581
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114	875	812
Eaton Community City School District
5.39%, 08/25/2027	275	275
Export-Import Bank of India
3.88%, 02/01/2028(1)	3,480	3,262
Fannie Mae
0.00%, 03/17/2031	2,250	1,615
0.88%, 08/05/2030	555	446
1.63%, 01/07/2025	6,247	5,923
2.63%, 09/06/2024	5,221	5,066
6.63%, 11/15/2030	2,550	2,959
7.13%, 01/15/2030	1,500	1,762
Federal Home Loan Banks
4.00%, 10/24/2029	2,000	1,961
Federal Home Loan Mortgage Corp.
6.25%, 07/15/2032	3,749	4,355
Finnvera OYJ
2.38%, 06/04/2025(1)	600	569
Idaho Energy Resources Authority
2.86%, 09/01/2046	3,175	2,308
Israel Government AID Bond
0.00%, 09/15/2023	1,837	1,817
0.00%, 11/01/2024	1,000	929
5.50%, 09/18/2033	619	680
Japan Finance Organization for Municipalities
1.75%, 09/05/2024(1)	200	191
2.13%, 10/25/2023(1)	3,400	3,363
Korea National Oil Corp.
4.75%, 04/03/2026(1)	1,570	1,539
4.88%, 04/03/2028(1)	1,760	1,743
Los Angeles Department of Water & Power
6.60%, 07/01/2050	2,400	2,970
Mexico Government International Bond
2.66%, 05/24/2031	2,579	2,144
3.50%, 02/12/2034	3,202	2,682
3.75%, 01/11/2028	3,517	3,344
3.77%, 05/24/2061	1,753	1,190
4.35%, 01/15/2047	42	34
4.40%, 02/12/2052	1,340	1,055
4.60%, 01/23/2046	1,494	1,239
4.60%, 02/10/2048	1,482	1,215
4.75%, 03/08/2044	450	384
5.75%, 10/12/2110	588	524
6.34%, 05/04/2053	2,123	2,163
New Hampshire Housing Finance Authority
3.75%, 07/01/2034	5	5
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028	6,790	6,853
New Jersey Turnpike Authority
7.10%, 01/01/2041	5,870	7,150

New York State Dormitory Authority
2.20%, 03/15/2034	4,165	3,274
5.60%, 03/15/2040	260	276
New York State Urban Development Corp.
5.84%, 03/15/2040	2,000	2,127
North Carolina Housing Finance Agency
3.00%, 01/01/2033	65	65
Ohio State University
4.05%, 12/01/2056	406	340
4.80%, 06/01/2111	1,102	1,012
Panama Government International Bond
4.50%, 04/16/2050	1,610	1,245
4.50%, 01/19/2063	8,120	5,927
Peruvian Government International Bond
2.78%, 01/23/2031	2,220	1,898
3.00%, 01/15/2034	1,569	1,302
5.63%, 11/18/2050	190	196
Port Authority of New York & New Jersey
4.46%, 10/01/2062	2,065	1,886
5.65%, 11/01/2040	435	467
5.65%, 11/01/2040	1,260	1,353
Province of Manitoba Canada
2.13%, 06/22/2026	400	371
Regents of the University of California Medical Center Pooled Revenue
3.71%, 05/15/2120	3,270	2,187
Resolution Funding Corp. Principal Strip
0.00%, 04/15/2030	929	689
Romanian Government International Bond
6.00%, 05/25/2034(1)	6,002	5,943
Saudi Government International Bond
2.25%, 02/02/2033(1)	1,533	1,234
3.45%, 02/02/2061(1)	1,185	832
5.00%, 01/18/2053(1)	948	877
St Johns County Industrial Development Authority
2.54%, 10/01/2030	10,000	8,195
State of California
7.30%, 10/01/2039	3,335	4,027
7.50%, 04/01/2034	5,540	6,746
State of Illinois
5.10%, 06/01/2033	13,030	12,804
Tennessee Valley Authority
0.75%, 05/15/2025	5,562	5,132
1.50%, 09/15/2031	1,230	994
2.88%, 02/01/2027	805	757
4.25%, 09/15/2065	1,720	1,542
4.63%, 09/15/2060	1,308	1,266
5.50%, 06/15/2038	57	62
5.88%, 04/01/2036	2,967	3,367
7.13%, 05/01/2030	1,615	1,881
Tennessee Valley Authority Generic Strip
0.00%, 07/15/2028	2,000	1,600
0.00%, 03/15/2032	1,514	1,015
Tennessee Valley Authority Principal Strip
0.00%, 11/01/2025	1,847	1,651
0.00%, 06/15/2035	258	150
Texas Private Activity Bond Surface Transportation Corp.
3.92%, 12/31/2049	1,810	1,466
Three Rivers Local School District
5.21%, 09/15/2027	285	285
University of Michigan
4.45%, 04/01/2122	7,800	6,760
University of Pittsburgh-of the Commonwealth System of Higher Education
3.56%, 09/15/2119	2,045	1,401
University of Virginia
2.58%, 11/01/2051	3,150	2,094
4.18%, 09/01/2117	1,540	1,251
West Contra Costa Unified School District
6.25%, 08/01/2030	215	234
Westlake City School District
5.23%, 12/01/2026	430	430

Total Other Government Related		196,734

U.S. Treasury Obligations – 19.24%
U.S. Treasury Inflation Indexed Bonds
1.75%, 01/15/2028(8)	869	859
2.50%, 01/15/2029(8)	584	601
3.63%, 04/15/2028(8)	1,956	2,100
U.S. Treasury Note/Bond
0.25%, 05/31/2025	5,775	5,285
0.50%, 02/28/2026	28,285	25,408
0.63%, 08/15/2030	2,700	2,151
0.75%, 03/31/2026(9)	3,470	3,136
0.75%, 04/30/2026	1,030	927
0.75%, 01/31/2028	73,860	63,358

0.88%, 09/30/2026	1,365	1,221
0.88%, 11/15/2030	20,235	16,375
1.00%, 07/31/2028	32,000	27,445
1.13%, 10/31/2026	50,750	45,635
1.13%, 08/31/2028	88,275	76,058
1.13%, 05/15/2040	1,975	1,280
1.13%, 08/15/2040	9,056	5,823
1.25%, 03/31/2028	56,535	49,481
1.25%, 06/30/2028	90,462	78,744
1.25%, 08/15/2031	22,265	18,271
1.25%, 05/15/2050	46,509	26,152
1.38%, 11/15/2031	8,874	7,317
1.38%, 11/15/2040	205,514	137,501
1.38%, 08/15/2050	48,240	28,030
1.50%, 02/15/2025	92,025	86,856
1.50%, 01/31/2027	822	745
1.50%, 02/15/2030	1,855	1,589
1.63%, 05/15/2031	4,225	3,590
1.63%, 11/15/2050	38,952	24,190
1.75%, 12/31/2026	115	105
1.75%, 01/31/2029	8,475	7,492
1.75%, 08/15/2041	17,437	12,250
1.88%, 02/28/2029	33,900	30,146
1.88%, 02/15/2032	32,500	27,838
1.88%, 02/15/2041	37,782	27,438
1.88%, 02/15/2051	36,494	24,165
1.88%, 11/15/2051	44,455	29,344
2.00%, 08/15/2025	150	142
2.00%, 11/15/2026	14,125	13,065
2.00%, 11/15/2041	27,138	19,865
2.00%, 02/15/2050	29,756	20,398
2.00%, 08/15/2051	25,211	17,186
2.25%, 11/15/2025	34,725	32,807
2.25%, 02/15/2027	1,530	1,423
2.25%, 05/15/2041	175,384	135,072
2.25%, 08/15/2046	39,102	28,567
2.25%, 08/15/2049	12,480	9,067
2.25%, 02/15/2052	30,950	22,366
2.38%, 03/31/2029	120,325	109,853
2.38%, 02/15/2042	99,404	77,391
2.38%, 11/15/2049	42,182	31,496
2.38%, 05/15/2051	18,851	14,015
2.50%, 02/28/2026	1,285	1,218
2.50%, 03/31/2027	8,062	7,555
2.50%, 02/15/2045	147,275	114,023
2.50%, 05/15/2046	2	2
2.63%, 05/31/2027	23,000	21,611
2.75%, 04/30/2027	9,343	8,826
2.75%, 07/31/2027	34,046	32,098
2.75%, 05/31/2029	380	354
2.75%, 08/15/2042	19,600	16,150
2.75%, 11/15/2042	13,300	10,940
2.88%, 06/15/2025	250	240
2.88%, 04/30/2029	42,000	39,385
2.88%, 05/15/2032	78,770	73,035
2.88%, 05/15/2043	107,560	89,968
2.88%, 08/15/2045	8,405	6,936
2.88%, 05/15/2049	7,305	6,038
2.88%, 05/15/2052	64,456	53,415
3.00%, 11/15/2044	1,585	1,341
3.00%, 02/15/2047	780	657
3.00%, 02/15/2048	870	734
3.00%, 08/15/2052	56,429	47,978
3.13%, 08/15/2025	21,175	20,451
3.13%, 08/31/2027	21,865	20,911
3.13%, 08/31/2029	21,580	20,497
3.13%, 02/15/2043	18,100	15,784
3.13%, 05/15/2048	24,938	21,512
3.25%, 06/30/2027	12,172	11,706
3.25%, 06/30/2029	40,000	38,269
3.25%, 05/15/2042	19,933	17,787
3.38%, 05/15/2033	43,407	41,861
3.38%, 08/15/2042	17,622	15,995
3.50%, 01/31/2028	26,308	25,547
3.50%, 04/30/2028	12,217	11,871
3.50%, 02/15/2033	42,024	40,934
3.50%, 02/15/2039	22,157	21,226
3.63%, 03/31/2028	53,811	52,558
3.63%, 05/31/2028	41,095	40,196
3.63%, 03/31/2030	7,400	7,239
3.63%, 08/15/2043	16,350	15,347
3.63%, 02/15/2044	10,150	9,509
3.63%, 02/15/2053	117,788	113,040

3.75%, 05/31/2030	34,304	33,827
3.75%, 11/15/2043	10,943	10,458
3.88%, 11/30/2027	18,733	18,467
3.88%, 12/31/2027	19,416	19,144
3.88%, 12/31/2029	133,230	132,068
3.88%, 08/15/2040	25,825	25,624
3.88%, 02/15/2043	22,284	21,727
3.88%, 05/15/2043	28,742	28,046
4.00%, 02/15/2026	23,175	22,819
4.00%, 02/29/2028	19,331	19,188
4.00%, 06/30/2028	16,681	16,590
4.00%, 11/15/2042	24,483	24,326
4.00%, 11/15/2052	15,962	16,396
4.13%, 06/15/2026	18,366	18,181
4.13%, 09/30/2027	10,566	10,507
4.13%, 10/31/2027	13,431	13,361
4.25%, 05/31/2025	47,721	47,121
4.25%, 05/15/2039	9,000	9,410
4.38%, 11/15/2039	25,454	26,949
4.38%, 05/15/2041	1,500	1,579
4.50%, 05/15/2038	5,903	6,356
4.63%, 06/30/2025	9,285	9,243
U.S. Treasury Strip Coupon
0.00%, 02/15/2025	799	738
0.00%, 08/15/2027	4,314	3,625
0.00%, 11/15/2027	4,607	3,838
0.00%, 02/15/2031	12,590	9,332
0.00%, 02/15/2032	46,250	33,029
0.00%, 11/15/2034	2,487	1,588
0.00%, 02/15/2035	1,824	1,153
0.00%, 05/15/2035	1,920	1,200
0.00%, 08/15/2035	175	108
0.00%, 05/15/2036	121	73
0.00%, 05/15/2039	255	134
0.00%, 02/15/2041	50,000	24,122
0.00%, 08/15/2041	1,425	671
0.00%, 05/15/2043	36,515	15,922
0.00%, 02/15/2046	20,000	7,869

Total U.S. Treasury Obligations		3,161,152

Total Government Related (Cost: $3,800,674)		3,357,886

Mortgage-Backed Obligations – 36.66%
20 Times Square Trust 2018-20TS
3.20%, 05/15/2035, Series 2018-20TS, Class D(1)(4)	5,204	4,098
ACRE Commercial Mortgage 2021-FL4 Ltd.
6.31% (1 Month Term SOFR + 1.21%, 1.10% Floor), 12/18/2037, Series 2021-FL4, Class AS(1)(3)	3,990	3,888
Ajax Mortgage Loan Trust 2021-B
2.24%, 06/25/2066, Series 2021-B, Class A(1)(2)	5,772	5,419
Alternative Loan Trust 2003-22CB
6.00%, 12/25/2033, Series 2003-22CB, Class 3A1	1,116	1,071
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034, Series 2004-2CB, Class 1A9	260	257
Alternative Loan Trust 2005-1CB
1.95% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 03/25/2035, Series 2005-1CB, Class 1A6(3)(10)	79	5
Alternative Loan Trust 2005-20CB
0.00% (1 Month LIBOR USD + 4.75%, 4.75% Cap), 07/25/2035, Series 2005-20CB, Class 3A8(3)(10)	296	10
Alternative Loan Trust 2005-22T1
0.00% (1 Month LIBOR USD + 5.07%, 5.07% Cap), 06/25/2035, Series 2005-22T1, Class A2(3)(10)	418	26
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035, Series 2005-28CB, Class 1A4	116	99
6.00%, 08/25/2035, Series 2005-28CB, Class 3A5	5	2
Alternative Loan Trust 2005-37T1
0.00% (1 Month LIBOR USD + 5.05%, 5.05% Cap), 09/25/2035, Series 2005-37T1, Class A2(3)(10)	1,363	65
Alternative Loan Trust 2005-54CB
0.00% (1 Month LIBOR USD + 4.85%, 4.85% Cap), 11/25/2035, Series 2005-54CB, Class 1A2(3)(10)	375	13
5.50%, 11/25/2035, Series 2005-54CB, Class 1A7	1	1
5.50%, 11/25/2035, Series 2005-54CB, Class 1A11	95	74
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035, Series 2005-64CB, Class 1A9	45	40
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036, Series 2006-28CB, Class A17	49	26
Alternative Loan Trust 2006-43CB
6.00%, 07/25/2034, Series 2006-43CB, Class 2A1	1	1
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035, Series 2006-1, Class A5(1)(4)(11)	0	0
Anchor Mortgage Trust 2021-RTL1
2.60%, 10/25/2026, Series 2021-1, Class A1(1)	4,839	4,737
Arbor Multifamily Mortgage Securities Trust 2022-MF4
3.40%, 02/15/2055, Series 2022-MF4, Class A5(1)(4)	17,500	15,170
ASG Resecuritization Trust 2011-1
6.00%, 09/28/2036, Series 2011-1, Class 2A35(1)(4)	27	9
Assurant Commercial Mortgage Trust 2016-1
3.17%, 05/15/2049, Series 2016-1A, Class AS(1)	6,931	6,629

BAMLL Commercial Mortgage Securities Trust 2014-520M
4.35%, 08/15/2046, Series 2014-520M, Class C(1)(4)	1,200	813
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2049, Series 2004-6, Class 15PO(11)	1	0
Banc of America Alternative Loan Trust 2005-11
5.50%, 12/25/2035, Series 2005-11, Class 1CB4	5	4
Banc of America Alternative Loan Trust 2006-5
6.00%, 06/25/2046, Series 2006-5, Class CB7	18	16
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034, Series 2004-1, Class PO	12	8
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034, Series 2004-2, Class 1CB1	552	542
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035, Series 2005-6, Class 2A7	17	14
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035, Series 2005-7, Class 30PO	9	9
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036, Series 2005-8, Class 30PO	3	2
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036, Series 2006-1, Class XPO	3	2
Banc of America Mortgage 2003-C Trust
4.75%, 04/25/2033, Series 2003-C, Class 3A1(4)	2	2
BANK 2017-BNK4
3.63%, 05/15/2050, Series 2017-BNK4, Class A4	6,790	6,228
BANK 2017-BNK8
3.49%, 11/15/2050, Series 2017-BNK8, Class A4	12,745	11,531
BANK 2017-BNK9
3.54%, 11/15/2054, Series 2017-BNK9, Class A4	6,100	5,595
BANK 2018-BNK10
3.69%, 02/15/2061, Series 2018-BN10, Class A5	4,000	3,689
BANK 2019-BNK21
2.85%, 10/17/2052, Series 2019-BN21, Class A5	13,192	11,253
BANK 2019-BNK23
2.92%, 12/15/2052, Series 2019-BN23, Class A3	8,058	6,968
BANK 2020-BNK29
2.00%, 11/15/2053, Series 2020-BN29, Class A4	11,175	8,637
BANK 2021-BNK37
2.37%, 11/15/2064, Series 2021-BN37, Class A4	22,400	18,081
BANK5 2023-5YR2
6.66%, 06/15/2028	20,000	20,618
BBCMS Mortgage Trust 2018-C2
4.05%, 12/15/2051, Series 2018-C2, Class A4	20,000	18,671
4.31%, 12/15/2051, Series 2018-C2, Class A5	5,475	5,151
BBCMS Mortgage Trust 2021-C12
2.42%, 11/15/2054, Series 2021-C12, Class A4	25,600	20,929
BBCMS Mortgage Trust 2022-C15
3.68%, 04/15/2055, Series 2022-C15, Class ASB(4)	8,700	8,003
BBCMS Mortgage Trust 2022-C16
4.60%, 06/15/2055, Series 2022-C16, Class A5(4)	8,750	8,301
BBCMS Mortgage Trust 2023-C20
5.58%, 07/15/2056, Series 2023-C20, Class A5(4)	1,393	1,433
BB-UBS Trust 2012-SHOW
3.43%, 11/05/2036, Series 2012-SHOW, Class A(1)	4,602	4,303
Bear Stearns ARM Trust 2003-2
4.46%, 01/25/2033, Series 2003-2, Class A5(1)(4)	49	48
Bear Stearns ARM Trust 2003-7
4.66%, 10/25/2033, Series 2003-7, Class 3A(4)	2	2
Bear Stearns ARM Trust 2004-2
3.86%, 05/25/2034, Series 2004-2, Class 14A(4)	21	20
Bear Stearns ARM Trust 2006-1
6.80% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.90% Cap), 02/25/2036, Series 2006-1, Class A1(3)	53	51
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034, Series 2004-AC2, Class 2A	13	11
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
1.17%, 01/12/2045, Series 2007-T26, Class X1(1)(4)(11)	52	0
Bellemeade RE 2021-3 Ltd.
6.07% (30-day Average SOFR + 1.00%, 1.00% Floor), 09/25/2031, Series 2021-3A, Class M1A(1)(3)	3,992	3,966
6.07% (30-day Average SOFR + 1.00%, 1.00% Floor), 09/25/2031, Series 2021-3A, Class A2(1)(3)	8,400	8,211
Benchmark 2018-B3 Mortgage Trust
3.76%, 04/10/2051, Series 2018-B3, Class A4	17,400	15,922
Benchmark 2018-B6 Mortgage Trust
4.26%, 10/10/2051, Series 2018-B6, Class A4	8,862	8,171
Benchmark 2019-B15 Mortgage Trust
2.67%, 12/15/2072, Series 2019-B15, Class A4	30,000	24,953
Benchmark 2020-B19 Mortgage Trust
1.55%, 09/15/2053, Series 2020-B19, Class A4	21,500	17,044
1.85%, 09/15/2053, Series 2020-B19, Class A5	5,098	3,946
Benchmark 2020-B21 Mortgage Trust
1.98%, 12/17/2053, Series 2020-B21, Class A5	3,252	2,561
Benchmark 2021-B24 Mortgage Trust
2.01%, 03/15/2054, Series 2021-B24, Class A3	10,000	8,410
2.26%, 03/15/2054, Series 2021-B24, Class A4	20,000	15,944
Benchmark 2021-B27 Mortgage Trust

2.10%, 07/15/2054, Series 2021-B27, Class A4	22,500	17,645
2.39%, 07/15/2054, Series 2021-B27, Class A5	1,984	1,551
Benchmark 2022-B32 Mortgage Trust
3.04%, 01/15/2055, Series 2022-B32, Class A3	23,000	19,779
Benchmark 2023-V2 Mortgage Trust
5.81%, 05/15/2055, Series 2023-V2, Class A3(4)	2,329	2,338
Cascade Funding Mortgage Trust 2021-FRR1
2.09%, 02/28/2025, Series 2021-FRR1, Class BK45(1)(4)	4,450	3,952
CD 2006-CD3 Mortgage Trust
0.18%, 10/15/2048, Series 2006-CD3, Class XS(1)(4)	82	1
CD 2019-CD8 Mortgage Trust
2.66%, 08/15/2057, Series 2019-CD8, Class A3	20,000	16,863
CFCRE Commercial Mortgage Trust 2017-C8
3.30%, 06/15/2050, Series 2017-C8, Class A3	20,214	18,627
Chase Home Lending Mortgage Trust 2023-RPL1
3.50%, 06/25/2062, Series 2023-RPL1, Class A1(1)(4)	7,009	6,254
Chase Mortgage Finance Trust Series 2006-A1
4.37%, 09/25/2036, Series 2006-A1, Class 2A3(4)	62	54
Chase Mortgage Finance Trust Series 2007-A1
4.48%, 02/25/2037, Series 2007-A1, Class 1A3(4)	12	12
4.74%, 02/25/2037, Series 2007-A1, Class 9A1(4)	13	13
5.14%, 02/25/2037, Series 2007-A1, Class 7A1(4)	3	3
5.16%, 02/25/2037, Series 2007-A1, Class 2A1(4)	24	22
Chase Mortgage Finance Trust Series 2007-A2
4.14%, 06/25/2035, Series 2007-A2, Class 2A1(4)	18	17
5.15%, 06/25/2035, Series 2007-A2, Class 1A1(4)	6	6
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032, Series 2002-18, Class PO	4	3
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034, Series 2004-3, Class A26	13	12
5.75%, 04/25/2034, Series 2004-3, Class A4	9	8
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034, Series 2004-5, Class 1A4	56	55
CHL Mortgage Pass-Through Trust 2004-7
4.60%, 06/25/2034, Series 2004-7, Class 2A1(4)	4	3
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2049, Series 2004-8, Class 2A1	1	1
CHL Mortgage Pass-Through Trust 2004-HYB1
4.50%, 05/20/2034, Series 2004-HYB1, Class 2A(4)	7	6
CHL Mortgage Pass-Through Trust 2004-HYB3
3.83%, 06/20/2034, Series 2004-HYB3, Class 2A(4)	27	25
CHL Mortgage Pass-Through Trust 2004-HYB6
4.03%, 11/20/2034, Series 2004-HYB6, Class A3(4)	22	20
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035, Series 2005-14, Class A2	10	5
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035, Series 2005-16, Class A23	5	3
CHL Mortgage Pass-Through Trust 2005-22
3.50%, 11/25/2035, Series 2005-22, Class 2A1(4)	89	71
CIM Trust 2023-R2
5.50%, 08/25/2064, Series 2023-R2, Class A1(1)(4)	10,728	10,576
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036, Series 2006-4, Class 1A2	20	17
Citigroup Commercial Mortgage Trust 2014-GC21
3.58%, 05/10/2047, Series 2014-GC21, Class A4	2,091	2,060
Citigroup Commercial Mortgage Trust 2014-GC23
3.36%, 07/10/2047, Series 2014-GC23, Class A3	6,719	6,561
Citigroup Commercial Mortgage Trust 2015-GC29
2.94%, 04/10/2048, Series 2015-GC29, Class A3	9,387	8,881
Citigroup Commercial Mortgage Trust 2015-GC33
3.78%, 09/10/2058, Series 2015-GC33, Class A4	717	676
Citigroup Commercial Mortgage Trust 2016-C1
2.94%, 05/10/2049, Series 2016-C1, Class A3	10,100	9,356
Citigroup Commercial Mortgage Trust 2016-C3
3.15%, 11/15/2049, Series 2016-C3, Class A4	2,764	2,531
Citigroup Commercial Mortgage Trust 2016-GC37
3.05%, 04/10/2049, Series 2016-GC37, Class A3	7,531	6,995
Citigroup Commercial Mortgage Trust 2016-P6
3.72%, 12/10/2049, Series 2016-P6, Class A5(4)	2,783	2,588
Citigroup Commercial Mortgage Trust 2017-P7
3.44%, 04/14/2050, Series 2017-P7, Class A3	14,523	13,364
Citigroup Commercial Mortgage Trust 2017-P8
3.20%, 09/15/2050, Series 2017-P8, Class A3	21,000	19,105
Citigroup Commercial Mortgage Trust 2018-B2
3.74%, 03/10/2051, Series 2018-B2, Class A3	22,000	20,169
4.01%, 03/10/2051, Series 2018-B2, Class A4	1,020	943
Citigroup Commercial Mortgage Trust 2019-C7
2.86%, 12/15/2072, Series 2019-C7, Class A3	2,550	2,180
Citigroup Commercial Mortgage Trust 2020-GC46
2.72%, 02/15/2053, Series 2020-GC46, Class A5	13,520	11,372
Citigroup Global Markets Mortgage Securities VII, Inc.
0.00%, 06/25/2033, Series 2003-UP2, Class PO1(11)	0	0
4.24%, 09/25/2033, Series 2003-HYB1, Class A(4)	14	14

Citigroup Mortgage Loan Trust 2009-10
4.15%, 09/25/2033, Series 2009-10, Class 1A1(1)(4)	49	48
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058, Series 2015-A, Class B2(1)(4)	209	196
Citigroup Mortgage Loan Trust, Inc.
0.00%, 09/25/2033, Series 2003-1, Class PO3	1	1
0.00%, 10/25/2033, Series 2003-1, Class PO2(11)	0	0
3.15%, 02/25/2035, Series 2005-1, Class 2A1A(4)	17	14
4.33%, 08/25/2035, Series 2005-5, Class 1A2(4)	43	36
5.25%, 10/25/2033, Series 2003-1, Class 2A5	6	5
5.50%, 05/25/2035, Series 2005-2, Class 2A11	49	47
5.50%, 11/25/2035, Series 2005-9, Class 2A2	1	1
5.91%, 08/25/2034, Series 2004-UST1, Class A6(4)	5	5
6.00%, 11/25/2035, Series 2005-9, Class 22A2	836	809
7.00%, 09/25/2033, Series 2003-UP3, Class A3	2	2
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030, Series 2013-300P, Class A1(1)	516	471
COMM 2013-CCRE11 Mortgage Trust
4.26%, 08/10/2050, Series 2013-CR11, Class A4	717	716
COMM 2014-CCRE19 Mortgage Trust
3.80%, 08/10/2047, Series 2014-CR19, Class A5	17,769	17,271
COMM 2014-CCRE20 Mortgage Trust
3.33%, 11/10/2047, Series 2014-CR20, Class A3	9,799	9,454
COMM 2015-CCRE24 Mortgage Trust
3.43%, 08/10/2048, Series 2015-CR24, Class A4	4,624	4,395
3.70%, 08/10/2048, Series 2015-CR24, Class A5	771	731
COMM 2015-CCRE25 Mortgage Trust
3.51%, 08/10/2048, Series 2015-CR25, Class A3	8,655	8,219
3.76%, 08/10/2048, Series 2015-CR25, Class A4	2,437	2,313
COMM 2015-LC23 Mortgage Trust
3.77%, 10/10/2048, Series 2015-LC23, Class A4	4,039	3,823
COMM 2018-HOME Mortgage Trust
3.94%, 04/10/2033, Series 2018-HOME, Class A(1)(4)	10,975	9,850
COMM 2020-CBM Mortgage Trust
3.40%, 02/10/2037, Series 2020-CBM, Class C(1)	6,090	5,579
Connecticut Avenue Securities Trust 2021-R03
5.92% (30-day Average SOFR + 0.85%), 12/25/2041, Series 2021-R03, Class 1M1(1)(3)	5,111	5,069
Connecticut Avenue Securities Trust 2022-R01
6.97% (30-day Average SOFR + 1.90%), 12/25/2041, Series 2022-R01, Class 1M2(1)(3)	7,380	7,191
Connecticut Avenue Securities Trust 2023-R05
6.97% (30-day Average SOFR + 1.90%, 1.90% Floor), 06/25/2043, Series 2023-R05, Class 1M1(1)(3)	6,580	6,586
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.05%, 01/15/2049, Series 2007-C2, Class AX(1)(4)(11)	1,794	0
Credit Suisse First Boston Mortgage Securities Corp.
0.00%, 10/25/2033, Series 2003-23, Class 1P	23	16
4.73%, 06/25/2033, Series 2003-AR15, Class 3A1(4)	6	5
5.25%, 09/25/2033, Series 2003-21, Class 1A4	23	22
6.66%, 02/25/2033, Series 2003-1, Class DB1(4)	45	44
CSAIL 2015-C4 Commercial Mortgage Trust
3.54%, 11/15/2048, Series 2015-C4, Class A3	7,447	7,136
CSAIL 2016-C7 Commercial Mortgage Trust
3.50%, 11/15/2049, Series 2016-C7, Class A5	1,882	1,734
CSAIL 2017-C8 Commercial Mortgage Trust
3.13%, 06/15/2050, Series 2017-C8, Class A3	14,798	13,227
CSAIL 2019-C16 Commercial Mortgage Trust
3.33%, 06/15/2052, Series 2019-C16, Class A3	1,299	1,144
CSAIL 2021-C20 Commercial Mortgage Trust
2.49%, 03/15/2054, Series 2021-C20, Class A2	21,115	17,448
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.25%, 11/25/2033, Series 2003-27, Class 5A4	1	1
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4
5.50%, 09/25/2034, Series 2004-4, Class 2A4	18	17
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8
5.50%, 12/25/2034, Series 2004-8, Class 1A4	55	54
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10
0.00%, 11/25/2035, Series 2005-10, Class AP	5	3
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9
0.00%, 10/25/2035, Series 2005-9, Class AP	4	3
5.50%, 10/25/2035, Series 2005-9, Class DX	97	10
CSMC 2014-USA OA LLC
4.37%, 09/15/2037, Series 2014-USA, Class D(1)	3,000	2,168
CSMC 2018-RPL9 Trust
3.85%, 09/25/2057, Series 2018-RPL9, Class A(1)(4)	3,787	3,535
CSMC 2020-RPL3 Trust
2.69%, 03/25/2060, Series 2020-RPL3, Class A1(1)(4)	2,137	2,072
CSMC 2020-RPL6 Trust
2.69%, 03/25/2059, Series 2020-RPL6, Class A1(1)(4)	3,510	3,395
CSMC 2022-RPL4 Trust
3.90%, 04/25/2062, Series 2022-RPL4, Class A1(1)(4)	4,059	3,711
CSMCM 2018-RPL4 Trust
0.00%, 05/25/2058, Series 2018-RPL4(1)(4)	2,457	2,163
CSMCM 2018-RPL9 Trust
4.35%, 09/25/2057, Series 2018-RPL9, Class CERT(1)(4)	1,864	1,503

DBJPM 16-C1 Mortgage Trust
3.02%, 05/10/2049, Series 2016-C1, Class A3A	13,217	12,208
DBJPM 2016-C3 Mortgage Trust
2.89%, 08/10/2049, Series 2016-C3, Class A5	3,064	2,787
DBJPM 20-C9 Mortgage Trust
1.64%, 08/15/2053, Series 2020-C9, Class A4	20,600	16,464
Eagle RE 2018-1 Ltd.
6.85% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 11/25/2028, Series 2018-1, Class M1(1)(3)	1,514	1,516
Eagle RE 2019-1 Ltd.
6.95% (1 Month LIBOR USD + 1.80%), 04/25/2029, Series 2019-1, Class M1B(1)(3)	866	865
Eagle RE 2021-2 Ltd.
6.62% (30-day Average SOFR + 1.55%, 1.55% Floor), 04/25/2034, Series 2021-2, Class M1A(1)(3)	11,643	11,645
EDP Finance BV
3.63%, 07/15/2024(1)	700	682
Fannie Mae
2.00%, 07/01/2038(12)	5,840	5,175
2.00%, 07/01/2053(12)	38,930	31,746
2.50%, 07/01/2053(12)	27,930	23,682
3.00%, 07/01/2038(12)	3,475	3,242
3.00%, 07/01/2053(12)	10,935	9,623
3.50%, 07/01/2053(12)	25,860	23,564
4.00%, 07/01/2036(12)	2,625	2,534
4.00%, 07/01/2053(12)	6,615	6,208
4.50%, 07/01/2053(12)	11,755	11,301
5.00%, 07/01/2038(12)	3,045	3,025
5.00%, 07/01/2053(12)	14,685	14,389
5.50%, 07/01/2053(12)	10,770	10,718
6.00%, 07/01/2053(12)	11,555	11,657
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039, Series 1999-T2, Class A1(4)	33	33
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040, Series 2001-T3, Class A1	59	59
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042, Series 2002-T16, Class A2	73	76
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044, Series 2004-T1, Class 1A2	12	12
Fannie Mae Grantor Trust 2004-T2
4.06%, 07/25/2043, Series 2004-T2, Class 2A(4)	49	48
7.50%, 11/25/2043, Series 2004-T2, Class 1A4	106	109
Fannie Mae Grantor Trust 2004-T3
6.50%, 02/25/2044, Series 2004-T3, Class 1A2	188	190
7.00%, 02/25/2044, Series 2004-T3, Class 1A3	77	79
9.39%, 01/25/2044, Series 2004-T3, Class PT1(4)	14	15
Fannie Mae Grantor Trust 2017-T1
2.90%, 06/25/2027, Series 2017-T1, Class A	6,501	6,016
Fannie Mae Interest Strip
0.00%, 09/25/2024, Series 300, Class 1	2	2
0.00%, 01/25/2033, Series 329, Class 1	4	3
5.00%, 12/25/2033, Series 345, Class 6(4)	5	1
5.50%, 05/25/2036, Series 365, Class 8	20	4
5.50%, 08/25/2036, Series 374, Class 5	14	2
5.50%, 04/25/2037, Series 393, Class 6	5	1
5.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 08/25/2042, Series 412, Class F2(3)	243	243
5.70% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/25/2042, Series 411, Class F1(3)	788	767
6.00%, 01/25/2038, Series 383, Class 33	13	3
9.00%, 03/25/2024, Series 265, Class 2(11)	0	0
Fannie Mae Pool
1.40%, 11/01/2032	8,500	6,442
1.50%, 01/01/2031	10,000	8,001
1.50%, 02/01/2036	11,101	9,578
1.50%, 03/01/2041	1,115	907
1.50%, 02/01/2042	1,397	1,131
1.50%, 10/01/2050	1,933	1,497
1.50%, 11/01/2050	11,559	8,940
1.50%, 12/01/2050	21,254	16,439
1.50%, 01/01/2051	1,527	1,179
1.50%, 02/01/2051	18,771	14,549
1.50%, 07/01/2051	6,845	5,294
1.50%, 11/01/2051	7,233	5,601
1.56%, 01/01/2031	2,275	1,829
1.75%, 03/01/2032(4)	14,992	12,091
1.80%, 10/01/2033	7,500	5,928
2.00%, 08/01/2031	1,121	1,016
2.00%, 09/01/2035	471	420
2.00%, 05/01/2036	7,222	6,403
2.00%, 05/01/2036	7,565	6,707
2.00%, 06/01/2036	8,266	7,371
2.00%, 12/01/2036	23,936	21,219
2.00%, 02/01/2037	11,575	10,263
2.00%, 03/01/2037	3,012	2,673
2.00%, 06/01/2040	2,715	2,334
2.00%, 07/01/2040	2,576	2,217
2.00%, 09/01/2040	1,466	1,261

2.00%, 02/01/2041	7,144	6,100
2.00%, 05/01/2041	23,036	19,609
2.00%, 06/01/2041	7,273	6,196
2.00%, 10/01/2041	977	831
2.00%, 04/01/2042	5,841	4,959
2.00%, 09/01/2050	21,164	17,411
2.00%, 10/01/2050	1,529	1,260
2.00%, 10/01/2050	42,008	34,589
2.00%, 11/01/2050	1,460	1,208
2.00%, 11/01/2050	14,161	11,647
2.00%, 12/01/2050	9,679	7,960
2.00%, 01/01/2051	3,587	2,949
2.00%, 01/01/2051	18,126	14,906
2.00%, 03/01/2051	4,520	3,703
2.00%, 03/01/2051	21,476	17,597
2.00%, 05/01/2051	8,418	6,893
2.00%, 07/01/2051	2,881	2,362
2.00%, 08/01/2051	2,124	1,740
2.00%, 08/01/2051	3,605	2,947
2.00%, 08/01/2051	11,725	9,632
2.00%, 08/01/2051	30,166	24,663
2.00%, 10/01/2051	164	134
2.00%, 10/01/2051	268	219
2.00%, 10/01/2051	9,808	8,112
2.00%, 10/01/2051	12,095	9,876
2.00%, 10/01/2051	14,269	11,652
2.00%, 12/01/2051	11,885	9,761
2.00%, 12/01/2051	13,159	10,843
2.00%, 01/01/2052	13,268	10,837
2.00%, 02/01/2052	1,646	1,344
2.00%, 02/01/2052	5,595	4,570
2.00%, 02/01/2052	8,689	7,090
2.00%, 02/01/2052	9,940	8,203
2.00%, 03/01/2052	19,108	15,608
2.00%, 04/01/2052	1,431	1,169
2.08%, 10/01/2033	9,759	7,991
2.16%, 01/01/2034	6,070	4,857
2.22%, 02/01/2032	5,100	4,231
2.50%, 04/01/2030	814	756
2.50%, 05/01/2030	1,016	944
2.50%, 11/01/2031	1,440	1,334
2.50%, 07/01/2032	3,012	2,783
2.50%, 08/01/2032	3,227	2,982
2.50%, 09/01/2032	3,151	2,912
2.50%, 12/01/2034	7,447	6,835
2.50%, 07/01/2035	11,721	10,833
2.50%, 08/01/2035	1,988	1,814
2.50%, 08/01/2035	3,736	3,410
2.50%, 09/01/2035	5,121	4,675
2.50%, 10/01/2035	138	126
2.50%, 01/01/2036	13,012	11,895
2.50%, 07/01/2036	4,865	4,465
2.50%, 12/01/2036	1,234	1,114
2.50%, 04/01/2042	8,873	7,705
2.50%, 05/01/2042	3,605	3,131
2.50%, 01/01/2043	1,231	1,063
2.50%, 02/01/2043	558	481
2.50%, 10/01/2043	1,127	973
2.50%, 05/01/2046	490	422
2.50%, 07/01/2046	1,244	1,070
2.50%, 08/01/2046	465	400
2.50%, 10/01/2046	372	320
2.50%, 03/01/2050	658	562
2.50%, 05/01/2050	9,179	7,790
2.50%, 05/01/2050	9,885	8,468
2.50%, 06/01/2050	966	824
2.50%, 06/01/2050	1,669	1,420
2.50%, 06/01/2050	2,137	1,824
2.50%, 06/01/2050	4,537	3,863
2.50%, 06/01/2050	14,083	12,056
2.50%, 07/01/2050	2,271	1,941
2.50%, 07/01/2050	5,336	4,553
2.50%, 07/01/2050	11,815	10,154
2.50%, 08/01/2050	2,661	2,273
2.50%, 08/01/2050	17,788	15,178
2.50%, 09/01/2050	2,922	2,519
2.50%, 09/01/2050	6,845	5,671
2.50%, 09/01/2050	8,069	6,865
2.50%, 10/01/2050(9)	39,662	33,844
2.50%, 12/01/2050	11,166	9,532
2.50%, 01/01/2051	1,316	1,123
2.50%, 02/01/2051	1,360	1,171
2.50%, 02/01/2051	3,944	3,372

2.50%, 02/01/2051	4,596	3,920
2.50%, 03/01/2051	2,552	2,177
2.50%, 04/01/2051	3,017	2,573
2.50%, 04/01/2051	24,719	21,069
2.50%, 05/01/2051	3,012	2,567
2.50%, 05/01/2051	6,417	5,578
2.50%, 05/01/2051	10,396	8,854
2.50%, 06/01/2051	808	688
2.50%, 07/01/2051	2,333	1,985
2.50%, 08/01/2051	1,049	899
2.50%, 08/01/2051	3,250	2,762
2.50%, 08/01/2051	9,941	8,502
2.50%, 09/01/2051	788	682
2.50%, 09/01/2051	867	710
2.50%, 09/01/2051	7,413	6,304
2.50%, 09/01/2051	12,317	10,521
2.50%, 10/01/2051	56	47
2.50%, 10/01/2051	1,019	865
2.50%, 10/01/2051	2,657	2,255
2.50%, 10/01/2051	11,394	9,675
2.50%, 11/01/2051	1,360	1,161
2.50%, 11/01/2051	10,341	8,878
2.50%, 11/01/2051	16,720	14,250
2.50%, 12/01/2051	1,329	1,136
2.50%, 12/01/2051	6,885	5,870
2.50%, 12/01/2051	12,563	10,786
2.50%, 12/01/2051	13,183	11,257
2.50%, 12/01/2051	13,321	11,312
2.50%, 01/01/2052	4,219	3,578
2.50%, 01/01/2052	10,369	8,822
2.50%, 01/01/2052	12,834	10,899
2.50%, 02/01/2052	65	55
2.50%, 02/01/2052	19,299	16,389
2.50%, 03/01/2052	69	59
2.50%, 03/01/2052	26,461	22,449
2.50%, 04/01/2052	53	45
2.50%, 05/01/2052	33,341	28,500
2.50%, 11/01/2052	1,754	1,487
2.50%, 03/01/2053	1,787	1,519
2.50%, 07/01/2053	59	50
2.50%, 07/01/2061	10,581	8,681
2.50%, 09/01/2061	6,278	5,151
2.50%, 03/01/2062	9,526	7,797
2.52%, 11/01/2029	14,074	12,494
2.58%, 09/01/2028	3,717	3,388
2.59%, 09/01/2028	7,458	6,800
2.62%, 10/01/2028	8,761	7,973
2.67%, 12/01/2035	15,510	12,546
2.68%, 05/01/2025	1,691	1,610
2.81%, 04/01/2025	2,900	2,769
2.81%, 05/01/2027	1,806	1,688
2.83%, 05/01/2027	7,845	7,313
2.90%, 10/01/2029	3,235	2,954
3.00%, 06/01/2027	1,932	1,811
3.00%, 08/01/2028	386	369
3.00%, 09/01/2028	704	672
3.00%, 12/01/2028	226	215
3.00%, 05/01/2030	624	594
3.00%, 08/01/2034	1,135	1,063
3.00%, 10/01/2034	2,148	2,011
3.00%, 10/01/2035	349	326
3.00%, 04/01/2036	528	489
3.00%, 08/01/2036	508	470
3.00%, 03/01/2037	4,113	3,849
3.00%, 05/01/2038	7,000	6,477
3.00%, 05/01/2042	196	176
3.00%, 10/01/2042	1,777	1,604
3.00%, 11/01/2042	1,216	1,097
3.00%, 12/01/2042	48	43
3.00%, 12/01/2042	395	356
3.00%, 12/01/2042	630	570
3.00%, 01/01/2043	404	365
3.00%, 01/01/2043	636	574
3.00%, 01/01/2043	709	642
3.00%, 01/01/2043	719	649
3.00%, 02/01/2043	368	333
3.00%, 04/01/2043	488	440
3.00%, 04/01/2043	616	556
3.00%, 04/01/2043	1,158	1,045
3.00%, 05/01/2043	18	16
3.00%, 05/01/2043	120	108
3.00%, 05/01/2043	756	682
3.00%, 05/01/2043	3,997	3,608

3.00%, 06/01/2043	30	27
3.00%, 06/01/2043	227	205
3.00%, 06/01/2043	244	220
3.00%, 06/01/2043	1,390	1,255
3.00%, 06/01/2043	2,306	2,082
3.00%, 07/01/2043	31	28
3.00%, 07/01/2043	67	60
3.00%, 07/01/2043	226	204
3.00%, 07/01/2043	778	703
3.00%, 07/01/2043	3,521	3,178
3.00%, 08/01/2043	810	731
3.00%, 08/01/2043	2,248	2,029
3.00%, 10/01/2043	49	45
3.00%, 10/01/2043	6,519	5,890
3.00%, 02/01/2044	2,838	2,562
3.00%, 03/01/2044	319	288
3.00%, 04/01/2045	3,573	3,225
3.00%, 05/01/2046	2,768	2,482
3.00%, 09/01/2046	424	380
3.00%, 11/01/2046	940	841
3.00%, 11/01/2046	2,936	2,651
3.00%, 11/01/2046	3,305	2,968
3.00%, 01/01/2047	1,976	1,770
3.00%, 02/01/2047	439	396
3.00%, 03/01/2047	340	305
3.00%, 12/01/2047	905	810
3.00%, 07/01/2049	801	714
3.00%, 07/01/2049	2,176	1,939
3.00%, 08/01/2049	11,835	10,568
3.00%, 11/01/2049	622	552
3.00%, 11/01/2049	5,181	4,603
3.00%, 12/01/2049	212	189
3.00%, 12/01/2049	715	637
3.00%, 12/01/2049	3,671	3,260
3.00%, 02/01/2050	4,268	3,790
3.00%, 02/01/2050	5,513	4,885
3.00%, 03/01/2050	1,299	1,151
3.00%, 03/01/2050	2,230	1,981
3.00%, 05/01/2050	366	327
3.00%, 05/01/2050	1,655	1,474
3.00%, 06/01/2050	566	501
3.00%, 06/01/2050	2,073	1,838
3.00%, 07/01/2050	869	775
3.00%, 08/01/2050	2,192	1,943
3.00%, 08/01/2050	4,670	4,139
3.00%, 09/01/2050	1,853	1,653
3.00%, 09/01/2050	5,212	4,616
3.00%, 11/01/2050	383	342
3.00%, 02/01/2051	1,417	1,264
3.00%, 02/01/2051	4,520	3,990
3.00%, 04/01/2051	6,046	5,342
3.00%, 05/01/2051	3,794	3,343
3.00%, 06/01/2051	3,561	3,139
3.00%, 07/01/2051	1,310	1,160
3.00%, 07/01/2051	6,593	5,825
3.00%, 10/01/2051	2,152	1,897
3.00%, 12/01/2051	20,380	18,088
3.00%, 01/01/2052	9,455	8,334
3.00%, 02/01/2052	4,917	4,336
3.00%, 02/01/2052	10,026	8,904
3.00%, 03/01/2052	7,129	6,326
3.00%, 03/01/2052	11,545	10,209
3.00%, 04/01/2052	9,021	8,021
3.00%, 07/01/2060	8,153	6,955
3.00%, 12/01/2061	10,832	9,385
3.02%, 07/01/2029	8,085	7,457
3.07%, 02/01/2025	4,995	4,805
3.08%, 12/01/2024	1,727	1,665
3.08%, 01/01/2028	8,000	7,469
3.09%, 09/01/2029	7,484	6,863
3.10%, 01/01/2028	6,471	6,054
3.12%, 11/01/2026	901	853
3.12%, 06/01/2035	3,400	3,004
3.13%, 03/01/2027	6,581	6,201
3.14%, 12/01/2026	1,661	1,574
3.19%, 01/01/2033	3,625	3,381
3.19%, 03/01/2036	2,168	1,997
3.22%, 09/01/2032	6,000	5,322
3.25%, 09/01/2026	1,370	1,305
3.25%, 02/01/2027	5,275	5,000
3.34%, 02/01/2027	1,500	1,423
3.44% (1 Year LIBOR USD + 1.19%, 1.19% Floor, 10.99% Cap), 11/01/2037(3)	33	32
3.45%, 04/01/2035	1,714	1,581

3.46% (6 Month LIBOR USD + 1.20%, 1.20% Floor, 10.20% Cap), 08/01/2034(3)	12	12
3.50%, 12/01/2029	1,020	974
3.50%, 05/01/2030	210	200
3.50%, 12/01/2030	652	625
3.50%, 07/01/2032	49	47
3.50%, 11/01/2032	364	349
3.50%, 12/01/2032	156	149
3.50%, 02/01/2033	179	171
3.50%, 02/01/2033	217	207
3.50%, 03/01/2033	1,190	1,139
3.50%, 04/01/2033	791	758
3.50%, 06/01/2033	89	85
3.50%, 10/01/2033	3,982	3,769
3.50%, 06/01/2040	770	716
3.50%, 12/01/2040	36	33
3.50%, 02/01/2041	3,144	2,944
3.50%, 06/01/2041	6,008	5,619
3.50%, 11/01/2041	135	126
3.50%, 12/01/2041	104	97
3.50%, 12/01/2041	175	164
3.50%, 12/01/2041	223	209
3.50%, 02/01/2042	119	111
3.50%, 02/01/2042	154	144
3.50%, 04/01/2042	93	87
3.50%, 05/01/2042	2,441	2,281
3.50%, 05/01/2042	2,553	2,391
3.50%, 06/01/2042	620	581
3.50%, 07/01/2042	511	479
3.50%, 07/01/2042	1,608	1,505
3.50%, 07/01/2042	8,654	8,102
3.50%, 08/01/2042	319	299
3.50%, 09/01/2042	250	234
3.50%, 09/01/2042	283	264
3.50%, 09/01/2042	326	303
3.50%, 09/01/2042	1,987	1,861
3.50%, 10/01/2042	127	119
3.50%, 10/01/2042	160	149
3.50%, 10/01/2042	273	255
3.50%, 10/01/2042	464	432
3.50%, 11/01/2042	1,208	1,130
3.50%, 11/01/2042	3,026	2,831
3.50%, 01/01/2043	293	272
3.50%, 01/01/2043	366	342
3.50%, 02/01/2043	19	18
3.50%, 02/01/2043	31	29
3.50%, 03/01/2043	224	208
3.50%, 03/01/2043	655	613
3.50%, 03/01/2043	1,491	1,388
3.50%, 04/01/2043	737	688
3.50%, 04/01/2043	1,718	1,605
3.50%, 05/01/2043	27	25
3.50%, 05/01/2043	195	181
3.50%, 05/01/2043	691	643
3.50%, 05/01/2043	747	695
3.50%, 07/01/2043	4,081	3,808
3.50%, 08/01/2043	738	686
3.50%, 06/01/2044	2,609	2,427
3.50%, 04/01/2045	4,750	4,422
3.50%, 06/01/2045	659	613
3.50%, 06/01/2045	2,991	2,782
3.50%, 11/01/2045	1,238	1,151
3.50%, 12/01/2045	208	194
3.50%, 01/01/2046	3,530	3,315
3.50%, 02/01/2046	1,063	989
3.50%, 04/01/2046	529	493
3.50%, 08/01/2046	1,800	1,674
3.50%, 09/01/2046	1,651	1,538
3.50%, 11/01/2046	4,754	4,422
3.50%, 12/01/2046	1,546	1,430
3.50%, 12/01/2046	3,485	3,262
3.50%, 02/01/2047	2,739	2,552
3.50%, 06/01/2047	262	243
3.50%, 11/01/2047	2,550	2,353
3.50%, 12/01/2047	1,790	1,652
3.50%, 01/01/2048	1,821	1,684
3.50%, 04/01/2048	11,056	10,204
3.50%, 08/01/2048	6,094	5,624
3.50%, 10/01/2048	2,308	2,130
3.50%, 03/01/2050	8,736	8,060
3.50%, 02/01/2052	9,370	8,580
3.50%, 03/01/2052	1,436	1,319
3.50%, 06/01/2052	7,631	6,958
3.50%, 03/01/2060	6,509	5,932

3.50%, 03/01/2062	9,556	8,650
3.53%, 04/01/2033	12,230	11,293
3.54%, 06/01/2032	15,495	14,373
3.54%, 11/01/2032	10,031	9,290
3.55%, 02/01/2030	1,500	1,416
3.57%, 06/01/2028	8,361	7,985
3.61%, 04/01/2028	2,817	2,696
3.64%, 01/01/2025	505	491
3.66%, 03/01/2027	2,201	2,108
3.70% (1 Year LIBOR USD + 1.45%, 1.45% Floor, 9.98% Cap), 10/01/2034(3)	4	4
3.73% (1 Year LIBOR USD + 1.48%, 1.48% Floor, 10.30% Cap), 11/01/2033(3)	23	22
3.74% (6 Month LIBOR USD + 1.41%, 1.41% Floor, 9.28% Cap), 09/01/2033(3)	21	21
3.77%, 12/01/2025	1,661	1,608
3.80%, 09/01/2032	9,609	9,092
3.81%, 12/01/2028	7,000	6,738
3.82% (1 Year LIBOR USD + 1.57%, 1.57% Floor, 11.07% Cap), 09/01/2036(3)	12	12
3.85% (ECOFC + 1.25%, 1.89% Floor, 12.64% Cap), 09/01/2027(3)	1	1
3.86% (1 Year LIBOR USD + 1.61%, 1.61% Floor, 9.95% Cap), 08/01/2034(3)	6	6
3.89% (1 Year LIBOR USD + 1.64%, 1.64% Floor, 10.10% Cap), 09/01/2035(3)	8	8
3.90%, 02/01/2033	12,350	11,775
3.90% (1 Year LIBOR USD + 1.65%, 1.65% Floor, 10.98% Cap), 09/01/2034(3)	1	1
3.91% (1 Year LIBOR USD + 1.53%, 1.53% Floor, 10.11% Cap), 01/01/2035(3)	4	4
3.93% (1 Year LIBOR USD + 1.61%, 1.61% Floor, 9.19% Cap), 01/01/2034(3)	2	2
3.98% (1 Year LIBOR USD + 1.73%, 1.73% Floor, 9.98% Cap), 11/01/2034(3)	3	3
3.98% (1 Year LIBOR USD + 1.73%, 1.73% Floor, 11.22% Cap), 09/01/2036(3)	18	18
4.00%, 06/01/2033	321	312
4.00%, 12/01/2033	25	24
4.00%, 05/01/2037	3,408	3,284
4.00%, 10/01/2037	683	658
4.00%, 11/01/2037	21,114	20,379
4.00%, 07/01/2040	1,843	1,772
4.00%, 08/01/2040	57	55
4.00%, 09/01/2040	458	440
4.00%, 12/01/2040	92	89
4.00%, 12/01/2040	393	378
4.00%, 01/01/2041	83	80
4.00%, 01/01/2041	194	187
4.00%, 01/01/2041	358	344
4.00%, 01/01/2041	411	396
4.00%, 01/01/2041	483	464
4.00%, 01/01/2041	644	619
4.00%, 01/01/2041	665	639
4.00%, 02/01/2041	21	20
4.00%, 02/01/2041	752	723
4.00%, 03/01/2041	2,837	2,727
4.00%, 09/01/2041	79	76
4.00%, 10/01/2041	352	338
4.00%, 10/01/2041	463	445
4.00%, 12/01/2041	581	558
4.00%, 12/01/2041	711	683
4.00%, 01/01/2042	1,032	993
4.00%, 03/01/2042	25	23
4.00%, 07/01/2042	156	150
4.00%, 07/01/2042	201	192
4.00%, 07/01/2042	205	196
4.00%, 07/01/2042	222	213
4.00%, 08/01/2042	2,171	2,088
4.00%, 12/01/2042	165	159
4.00%, 04/01/2043	3,465	3,358
4.00%, 07/01/2043	387	371
4.00%, 11/01/2043	1,028	988
4.00%, 12/01/2043	48	46
4.00%, 12/01/2043	676	648
4.00%, 07/01/2044	898	860
4.00%, 09/01/2044	366	351
4.00%, 12/01/2044	10,216	9,816
4.00%, 01/01/2045	2,630	2,515
4.00%, 07/01/2045	2,602	2,488
4.00%, 10/01/2045	272	260
4.00%, 12/01/2045	386	369
4.00%, 12/01/2045	1,431	1,367
4.00%, 01/01/2046	903	863
4.00%, 08/01/2046	1,321	1,260
4.00%, 03/01/2047	2,694	2,574
4.00%, 03/01/2047	2,723	2,584
4.00%, 06/01/2047	1,425	1,358
4.00%, 08/01/2047	2,792	2,668
4.00%, 11/01/2047	2,380	2,274
4.00%, 11/01/2047	8,111	7,743
4.00%, 01/01/2048	2,545	2,412
4.00%, 01/01/2048	4,433	4,231
4.00%, 03/01/2048	856	816
4.00%, 03/01/2048	5,457	5,214

4.00%, 06/01/2048	5,369	5,116
4.00%, 09/01/2048	310	296
4.00%, 10/01/2048	243	232
4.00%, 03/01/2049	3,272	3,119
4.00%, 05/01/2049	9,415	9,011
4.00%, 07/01/2049	442	418
4.00%, 07/01/2049	1,850	1,771
4.00%, 10/01/2049	2,522	2,426
4.00%, 01/01/2050	3,496	3,334
4.00%, 05/01/2050	2,615	2,481
4.00%, 07/01/2050	2,321	2,203
4.00%, 04/01/2052	5,690	5,343
4.00%, 05/01/2052	9,534	8,989
4.00%, 06/01/2052	13,895	13,044
4.00%, 07/01/2052	494	464
4.00%, 09/01/2052	19,452	18,257
4.00% (1 Year LIBOR USD + 1.51%, 1.51% Floor, 9.70% Cap), 03/01/2035(3)	12	12
4.01% (1 Year LIBOR USD + 1.76%, 1.76% Floor, 11.26% Cap), 09/01/2037(3)	3	3
4.02% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 11.22% Cap), 07/01/2036(3)	13	13
4.02% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 10.84% Cap), 08/01/2036(3)	35	35
4.03% (1 Year CMT Index + 2.01%, 2.01% Floor, 10.78% Cap), 11/01/2037(3)	19	20
4.03% (1 Year LIBOR USD + 1.72%, 1.72% Floor, 10.63% Cap), 01/01/2037(3)	9	8
4.04% (1 Year LIBOR USD + 1.78%, 1.78% Floor, 10.37% Cap), 07/01/2037(3)	16	16
4.05% (1 Year LIBOR USD + 1.80%, 1.80% Floor, 10.83% Cap), 12/01/2036(3)	29	28
4.06% (1 Year LIBOR USD + 1.81%, 1.81% Floor, 9.16% Cap), 09/01/2033(3)	5	5
4.07% (1 Year LIBOR USD + 1.82%, 1.82% Floor, 11.20% Cap), 09/01/2036(3)	12	12
4.09% (1 Year LIBOR USD + 1.84%, 1.84% Floor, 11.00% Cap), 06/01/2036(3)	28	28
4.10% (6 Month LIBOR USD + 1.60%, 1.60% Floor, 10.35% Cap), 09/01/2036(3)	19	19
4.12% (1 Year CMT Index + 2.00%, 2.00% Floor, 9.02% Cap), 11/01/2034(3)	3	3
4.13% (1 Year LIBOR USD + 1.88%, 1.88% Floor, 11.50% Cap), 08/01/2036(3)	11	10
4.16% (1 Year LIBOR USD + 1.91%, 1.91% Floor, 12.16% Cap), 09/01/2037(3)	4	4
4.17% (1 Year CMT Index + 2.05%, 2.05% Floor, 9.42% Cap), 07/01/2034(3)(11)	0	0
4.18% (1 Year LIBOR USD + 1.93%, 1.93% Floor, 11.27% Cap), 10/01/2036(3)	14	13
4.18%, 11/01/2030	3,511	3,368
4.19%, 04/01/2033	1,565	1,528
4.19%, 04/01/2033	8,000	7,814
4.20% (1 Year LIBOR USD + 1.95%, 1.95% Floor, 12.32% Cap), 11/01/2036(3)(11)	0	0
4.24% (1 Year LIBOR USD + 1.61%, 1.61% Floor, 10.92% Cap), 04/01/2037(3)	9	9
4.25% (1 Year LIBOR USD + 1.80%, 1.80% Floor, 11.34% Cap), 07/01/2037(3)	23	23
4.26% (6 Month LIBOR USD + 2.03%, 2.03% Floor, 11.29% Cap), 02/01/2037(3)	13	13
4.27% (ECOFC + 1.25%, 3.76% Floor, 13.36% Cap), 03/01/2029(3)	1	1
4.29% (1 Year LIBOR USD + 1.79%, 1.79% Floor, 10.28% Cap), 01/01/2038(3)	11	11
4.32% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.51% Cap), 12/01/2037(3)	38	38
4.32%, 03/01/2030	12,400	12,189
4.32%, 06/01/2033	4,991	4,925
4.33% (1 Year LIBOR USD + 2.08%, 2.08% Floor, 10.76% Cap), 10/01/2036(3)	18	17
4.33% (1 Year LIBOR USD + 2.08%, 2.08% Floor, 10.83% Cap), 10/01/2036(3)	40	40
4.35% (1 Year CMT Index + 2.32%, 2.32% Floor, 11.08% Cap), 09/01/2037(3)	8	8
4.37%, 03/01/2033	3,190	3,153
4.48% (1 Year CMT Index + 2.38%, 2.38% Floor, 10.20% Cap), 10/01/2034(3)	18	18
4.50%, 08/01/2029	51	50
4.50%, 09/01/2029	57	56
4.50%, 01/01/2030	98	96
4.50%, 10/01/2033	1,757	1,731
4.50%, 11/01/2033	5	5
4.50%, 09/01/2034	9	9
4.50%, 04/01/2039	2,877	2,880
4.50%, 11/01/2039	8	8
4.50%, 08/01/2040	1,257	1,242
4.50%, 08/01/2040	1,271	1,255
4.50%, 12/01/2040	578	570
4.50%, 12/01/2040	1,914	1,890
4.50%, 03/01/2041	482	476
4.50%, 04/01/2041	267	264
4.50%, 05/01/2041	497	491
4.50%, 05/01/2041	3,063	3,025
4.50%, 07/01/2041	115	114
4.50%, 08/01/2041	935	923
4.50%, 01/01/2042	995	982
4.50%, 11/01/2042	2,618	2,586
4.50%, 02/01/2046	3,146	3,107
4.50%, 08/01/2047	322	316
4.50%, 05/01/2048	576	562
4.50%, 07/01/2049	3,176	3,110
4.50%, 03/01/2050	9,004	8,816
4.50%, 09/01/2050	1,851	1,789
4.50%, 02/01/2051	997	960
4.50%, 10/01/2052	8,831	8,527
4.51%, 12/01/2026(4)	579	574
4.51% (1 Year CMT Index + 2.13%, 2.13% Floor, 12.31% Cap), 07/01/2035(3)	1	1
4.54% (1 Year CMT Index + 2.22%, 2.22% Floor, 9.73% Cap), 01/01/2036(3)	10	10
4.57% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 9.29% Cap), 08/01/2033(3)	12	12
4.58% (1 Year CMT Index + 2.47%, 2.47% Floor, 10.39% Cap), 10/01/2035(3)	28	28

4.59%, 04/01/2033	12,165	12,272
4.62% (1 Year LIBOR USD + 2.37%, 2.37% Floor, 11.22% Cap), 08/01/2037(3)	32	32
4.65% (1 Year CMT Index + 2.12%, 2.12% Floor, 10.31% Cap), 08/01/2036(3)	5	5
4.77%, 08/01/2026	572	569
4.92% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.73% Cap), 04/01/2035(3)	14	14
4.97%, 12/01/2030	8,242	8,398
4.98%, 11/01/2032	7,522	7,750
5.00% (1 Year LIBOR USD + 1.86%, 1.86% Floor, 10.32% Cap), 06/01/2036(3)	8	8
5.00% (6 Month LIBOR USD + 2.50%, 2.50% Floor, 11.21% Cap), 03/01/2036(3)	94	96
5.00%, 08/01/2024	1	1
5.00%, 05/01/2028	6	6
5.00%, 04/01/2031	26	26
5.00%, 12/01/2032(11)	0	0
5.00%, 06/01/2033	5	5
5.00%, 07/01/2033	7	7
5.00%, 07/01/2033	7	7
5.00%, 11/01/2033	2	2
5.00%, 11/01/2033	18	18
5.00%, 11/01/2033	1,340	1,349
5.00%, 04/01/2034	42	42
5.00%, 05/01/2034	17	17
5.00%, 12/01/2034	12	12
5.00%, 01/01/2035	7	7
5.00%, 02/01/2035	241	242
5.00%, 02/01/2035	1,143	1,151
5.00%, 06/01/2035	209	211
5.00%, 07/01/2035	6	6
5.00%, 07/01/2035	1,008	1,009
5.00%, 07/01/2035	1,162	1,170
5.00%, 09/01/2035	26	26
5.00%, 10/01/2035	101	102
5.00%, 11/01/2035	234	235
5.00%, 01/01/2036	19	19
5.00%, 02/01/2036	15	15
5.00%, 07/01/2037	299	302
5.00%, 01/01/2039	922	924
5.00%, 09/01/2039	50	50
5.00%, 04/01/2040	112	112
5.00%, 08/01/2040	100	101
5.00%, 05/01/2041	51	51
5.00%, 05/01/2042	819	825
5.00%, 09/01/2043	385	387
5.00%, 01/01/2048	424	422
5.00%, 05/01/2048	1,033	1,029
5.00%, 01/01/2049	3,604	3,591
5.00%, 06/01/2052	8,092	7,938
5.00%, 07/01/2052	488	478
5.00%, 07/01/2052	4,466	4,405
5.00%, 08/01/2052	3,342	3,283
5.00%, 08/01/2052	9,950	9,760
5.00%, 08/01/2052	10,837	10,626
5.00%, 10/01/2052	13,732	13,461
5.00%, 02/01/2053	7,516	7,370
5.00%, 03/01/2053	15,135	14,839
5.00%, 06/01/2053	15,800	15,484
5.00%, 07/01/2053	1,404	1,376
5.00%, 03/01/2062	5,061	5,051
5.04% (1 Year LIBOR USD + 1.29%, 1.29% Floor, 9.96% Cap), 05/01/2035(3)	5	4
5.10% (1 Year LIBOR USD + 1.73%, 1.73% Floor, 11.26% Cap), 05/01/2036(3)	2	2
5.14% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 10.84% Cap), 05/01/2035(3)	4	3
5.25% (6 Month LIBOR USD + 2.50%, 2.50% Floor, 10.63% Cap), 02/01/2036(3)	4	4
5.42% (1 Year CMT Index + 2.30%, 2.30% Floor, 9.17% Cap), 06/01/2034(3)	18	18
5.50%, 07/01/2025	1	1
5.50%, 11/01/2032	29	30
5.50%, 02/01/2033	1	1
5.50%, 03/01/2033	32	33
5.50%, 04/01/2033	23	23
5.50%, 07/01/2033	4	4
5.50%, 09/01/2033	86	88
5.50%, 11/01/2033	2	2
5.50%, 12/01/2033	39	40
5.50%, 01/01/2034	5	5
5.50%, 03/01/2034	4	4
5.50%, 09/01/2034	8	8
5.50%, 10/01/2034	11	11
5.50%, 02/01/2035	26	26
5.50%, 12/01/2035	9	9
5.50%, 04/01/2036	28	29
5.50%, 05/01/2036	24	24
5.50%, 05/01/2036	38	39
5.50%, 11/01/2036	9	9
5.50%, 03/01/2037	187	192
5.50%, 04/01/2037	62	63

5.50%, 05/01/2037	62	64
5.50%, 01/01/2038	46	47
5.50%, 05/01/2038	10	10
5.50%, 06/01/2038	1	1
5.50%, 06/01/2038	52	53
5.50%, 06/01/2038	395	404
5.50%, 09/01/2038	337	346
5.50%, 06/01/2039	14	14
5.50%, 09/01/2039	19	19
5.50%, 12/01/2039	27	27
5.50%, 01/01/2040	225	230
5.50%, 11/01/2052	7,352	7,326
5.50%, 02/01/2053	7,472	7,455
5.50%, 03/01/2053	8,770	8,751
5.55% (6 Month LIBOR USD + 1.28%, 1.28% Floor, 12.23% Cap), 07/01/2037(3)	23	23
5.67% (6 Month LIBOR USD + 1.17%, 1.17% Floor, 12.80% Cap), 09/01/2036(3)	36	37
5.67% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 98.56% Cap), 09/01/2024(3)	3,212	3,184
5.69% (6 Month LIBOR USD + 1.52%, 1.52% Floor, 12.84% Cap), 02/01/2037(3)	22	22
5.71% (12 Month U.S. Treasury Average + 1.91%, 1.91% Floor, 8.50% Cap), 01/01/2036(3)	34	34
5.71% (6 Month LIBOR USD + 1.47%, 1.47% Floor, 12.63% Cap), 01/01/2037(3)	19	19
5.79% (6 Month LIBOR USD + 1.55%, 1.55% Floor, 10.94% Cap), 02/01/2035(3)	2	2
6.00%, 01/01/2024(11)	0	0
6.00%, 01/01/2024	1	1
6.00%, 07/01/2024(11)	0	0
6.00%, 07/01/2026	7	7
6.00%, 07/01/2027	11	11
6.00%, 11/01/2027	6	6
6.00%, 12/01/2027	17	17
6.00%, 01/01/2028	29	30
6.00%, 10/01/2028	20	20
6.00%, 12/01/2028	1	1
6.00%, 01/01/2029	1	1
6.00%, 09/01/2029	13	14
6.00%, 12/01/2032	8	8
6.00%, 12/01/2032	63	64
6.00%, 03/01/2033(11)	0	0
6.00%, 03/01/2033	1	1
6.00%, 03/01/2033	1	1
6.00%, 03/01/2033	2	2
6.00%, 03/01/2033	3	3
6.00%, 05/01/2033	9	10
6.00%, 08/01/2033	2	2
6.00%, 09/01/2033	6	6
6.00%, 09/01/2033	9	9
6.00%, 11/01/2034	2	2
6.00%, 04/01/2035	41	42
6.00%, 02/01/2036	1	1
6.00%, 09/01/2036	137	142
6.00%, 11/01/2036	17	17
6.00%, 03/01/2037	23	23
6.00%, 09/01/2037	36	37
6.00%, 04/01/2038	9	9
6.00%, 05/01/2038	97	100
6.00%, 11/01/2038	36	38
6.00%, 12/01/2039	508	527
6.00%, 10/01/2040	651	675
6.00%, 07/01/2041	1,721	1,787
6.00%, 11/01/2048	24	24
6.12% (6 Month LIBOR USD + 1.52%, 1.52% Floor, 10.87% Cap), 01/01/2035(3)	57	58
6.50%, 02/01/2024(11)	0	0
6.50%, 07/01/2024(11)	0	0
6.50%, 04/01/2025(11)	0	0
6.50%, 08/01/2026	12	12
6.50%, 03/01/2029	5	5
6.50%, 11/01/2029	151	154
6.50%, 08/01/2031	7	7
6.50%, 02/01/2032	26	26
6.50%, 01/01/2036	102	105
6.50%, 04/01/2036	1	1
6.50%, 07/01/2036	3	3
6.50%, 08/01/2036	71	72
6.50%, 10/01/2036	15	16
6.50%, 01/01/2037	31	31
6.50%, 08/01/2037	12	13
6.50%, 08/01/2037	20	21
6.50%, 10/01/2037	29	30
6.50%, 10/01/2038	34	36
6.50%, 10/01/2038	132	137
7.00%, 01/01/2024(11)	0	0
7.00%, 09/01/2027(11)	0	0
7.00%, 01/01/2029(11)	0	0
7.00%, 02/01/2033	1	1
7.00%, 06/01/2033	34	35

7.00%, 02/01/2036	7	7
7.00%, 03/01/2036	1	1
7.00%, 03/01/2037	3	3
7.00%, 04/01/2037	3	3
7.00%, 09/01/2037	22	22
7.00%, 09/01/2038	35	37
7.00%, 10/01/2038	38	40
7.00%, 11/01/2038	26	27
7.00%, 12/01/2038	88	94
7.00%, 01/01/2039	122	129
7.50%, 10/01/2024(11)	0	0
7.50%, 01/01/2035	14	14
7.50%, 03/01/2035	14	15
7.50%, 05/01/2037	10	10
7.50%, 10/01/2037	67	70
7.50%, 11/01/2037	20	21
7.50%, 11/01/2038	17	17
7.50%, 04/01/2039	81	85
8.00%, 05/01/2024(11)	0	0
8.00%, 03/01/2027	3	3
8.00%, 06/01/2027	2	3
8.00%, 06/01/2028(11)	0	0
8.00%, 09/01/2028	1	1
8.00%, 11/01/2028	7	7
8.00%, 11/01/2037	8	9
8.00%, 01/01/2038	1	1
8.50%, 07/01/2024(11)	0	0
8.50%, 05/01/2025(11)	0	0
Fannie Mae REMIC Trust 2003-W1
4.81%, 12/25/2042, Series 2003-W1, Class 1A1(4)	61	58
5.22%, 12/25/2042, Series 2003-W1, Class 2A(4)	17	16
Fannie Mae REMIC Trust 2003-W4
5.19%, 10/25/2042, Series 2003-W4, Class 2A(4)	8	8
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034, Series 2004-W10, Class A6	231	229
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044, Series 2004-W11, Class 1A1	48	48
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044, Series 2005-W1, Class 1A2	86	88
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046, Series 2006-W3, Class 2A	53	52
Fannie Mae REMIC Trust 2007-W1
6.30%, 08/25/2047, Series 2007-W10, Class 2A(4)	6	6
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037, Series 2007-W3, Class 1A3	13	13
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037, Series 2007-W5, Class PO	11	9
Fannie Mae REMIC Trust 2007-W7
8.35% (1 Month LIBOR USD + 39.18%, 39.18% Cap), 07/25/2037, Series 2007-W7, Class 1A4(3)(10)	8	9
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049, Series 2009-W1, Class A	192	192
Fannie Mae REMICS
0.00%, 09/25/2023, Series 1993-205, Class H(11)	0	0
0.00%, 01/25/2032, Series 2001-81, Class LO	1	1
0.00%, 04/25/2032, Series 2002-21, Class LO	1	1
0.00%, 12/25/2032, Series 2004-59, Class BG	5	4
0.00%, 05/25/2033, Series 2003-35, Class EA	3	2
0.00%, 08/25/2033, Series 2003-132, Class OA	1	1
0.00%, 12/25/2033, Series 2006-44, Class P	42	35
0.00%, 03/25/2034, Series 2004-46, Class EP	24	23
0.00% (1 Month LIBOR USD + 25.50%, 25.50% Cap), 06/25/2035, Series 2005-59, Class SU(3)(10)	14	12
0.00%, 09/25/2035, Series 2005-90, Class PO	2	2
0.00%, 10/25/2035, Series 2010-39, Class OT	10	8
0.00%, 03/25/2036, Series 2006-16, Class OA	7	6
0.00%, 03/25/2036, Series 2006-8, Class WQ	88	70
0.00%, 04/25/2036, Series 2006-23, Class KO	8	7
0.00%, 04/25/2036, Series 2006-27, Class OH	15	13
0.00%, 04/25/2036, Series 2006-22, Class AO	27	23
0.00%, 06/25/2036, Series 2006-43, Class PO	7	6
0.00%, 06/25/2036, Series 2006-44, Class GO	15	13
0.00%, 06/25/2036, Series 2006-43, Class DO	23	19
0.00%, 06/25/2036, Series 2006-50, Class JO	54	45
0.00%, 06/25/2036, Series 2006-50, Class PS	65	56
0.00%, 07/25/2036, Series 2006-58, Class AP	5	4
0.00%, 07/25/2036, Series 2006-58, Class PO	9	8
0.00%, 07/25/2036, Series 2006-65, Class QO	17	15
0.00%, 08/25/2036, Series 2006-72, Class TO	5	4
0.00%, 08/25/2036, Series 2006-79, Class DO	13	11
0.00%, 08/25/2036, Series 2006-79, Class OP	18	15
0.00%, 08/25/2036, Series 2006-72, Class GO	30	26
0.00%, 09/25/2036, Series 2008-42, Class AO	7	6
0.00%, 09/25/2036, Series 2006-90, Class AO	12	10
0.00%, 09/25/2036, Series 2006-86, Class OB	17	13

0.00%, 11/25/2036, Series 2006-109, Class PO	5	4
0.00%, 11/25/2036, Series 2006-111, Class EO	14	12
0.00%, 11/25/2036, Series 2006-110, Class PO	25	21
0.00%, 12/25/2036, Series 2006-119, Class PO	8	7
0.00%, 12/25/2036, Series 2006-115, Class OK	14	12
0.00%, 01/25/2037, Series 2006-128, Class PO	15	12
0.00%, 01/25/2037, Series 2009-70, Class CO	43	36
0.00%, 03/25/2037, Series 2007-14, Class OP	12	10
0.00%, 04/25/2037, Series 2007-28, Class EO	39	32
0.00%, 05/25/2037, Series 2007-42, Class AO	2	2
0.00%, 07/25/2037, Series 2007-67, Class PO	29	24
0.00%, 10/25/2037, Series 2009-86, Class OT	256	208
0.00%, 01/25/2038, Series 2007-116, Class HI(4)	144	5
0.00%, 05/25/2038, Series 2008-44, Class PO	1	1
0.00%, 01/25/2040, Series 2009-113, Class AO	22	18
0.00%, 06/25/2040, Series 2010-63, Class AP	35	29
0.00% (1 Month LIBOR USD + 4.44%, 4.44% Cap), 11/25/2040, Series 2010-125, Class SA(3)(10)	166	4
0.00%, 04/25/2041, Series 2011-30, Class LS(4)	230	12
0.00%, 09/25/2043, Series 2013-92, Class PO	520	390
0.00%, 10/25/2043, Series 2013-101, Class DO	425	312
0.00%, 12/25/2043, Series 2013-128, Class PO	916	699
0.00%, 06/25/2038, Series 2008-46, Class HI(4)	25	1
0.50% (1 Month LIBOR USD + 17.67%, 17.67% Cap), 04/25/2040, Series 2010-35, Class SJ(3)(10)	60	56
0.57% (1 Month LIBOR USD + 7.47%, 7.47% Cap), 08/25/2033, Series 2003-71, Class DS(3)(10)	50	44
0.63% (1 Month LIBOR USD + 5.78%, 5.78% Cap), 06/25/2037, Series 2007-92, Class YS(3)(10)	17	1
0.70% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 09/25/2038, Series 2008-81, Class SB(3)(10)	74	4
0.70% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 09/25/2038, Series 2008-80, Class SA(3)(10)	74	5
0.75% (1 Month LIBOR USD + 5.90%, 5.90% Cap), 10/25/2039, Series 2009-84, Class WS(3)(10)	22	1
0.76% (1 Month LIBOR USD + 5.91%, 5.91% Cap), 02/25/2038, Series 2008-1, Class BI(3)(10)	78	5
0.82% (1 Month LIBOR USD + 13.75%, 13.75% Cap), 07/25/2033, Series 2003-64, Class SX(3)(10)	10	9
0.85% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/25/2038, Series 2008-4, Class SD(3)(10)	210	14
0.88% (30-day Average SOFR + 5.95%, 5.95% Cap), 08/25/2052, Series 2022-51, Class PS(3)(10)	10,817	621
0.90% (1 Month LIBOR USD + 10.17%, 10.17% Cap), 08/25/2033, Series 2003-74, Class SH(3)(10)	7	6
0.90% (1 Month LIBOR USD + 6.05%, 6.05% Cap), 04/25/2050, Series 2020-24, Class SP(3)(10)	4,550	505
0.93% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 03/25/2037, Series 2007-22, Class SC(3)(10)(11)	2	0
0.95% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 04/25/2037, Series 2007-35, Class SI(3)(10)	33	1
0.95% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 06/25/2037, Series 2007-54, Class WI(3)(10)	20	1
0.95% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 06/25/2037, Series 2007-53, Class SH(3)(10)	72	4
0.95% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 11/25/2049, Series 2010-103, Class SB(3)(10)	44	3
1.03% (1 Month LIBOR USD + 6.18%, 6.18% Cap), 12/25/2039, Series 2009-99, Class SC(3)(10)	28	2
1.05% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 03/25/2038, Series 2008-16, Class IS(3)(10)	27	2
1.08% (1 Month LIBOR USD + 6.23%, 6.23% Cap), 03/25/2038, Series 2008-10, Class XI(3)(10)	29	2
1.10% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 01/25/2040, Series 2009-112, Class ST(3)(10)	63	5
1.21% (1 Month LIBOR USD + 6.36%, 6.36% Cap), 12/25/2037, Series 2007-108, Class SA(3)(10)(11)	3	0
1.25% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 07/25/2037, Series 2007-72, Class EK(3)(10)	186	16
1.25% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 12/25/2037, Series 2007-109, Class AI(3)(10)	92	5
1.25% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 05/25/2040, Series 2010-42, Class S(3)(10)	29	2
1.27% (1 Month LIBOR USD + 6.42%, 6.42% Cap), 04/25/2040, Series 2010-35, Class SB(3)(10)	41	3
1.29% (1 Month LIBOR USD + 6.44%, 6.44% Cap), 03/25/2037, Series 2007-14, Class ES(3)(10)	104	8
1.30% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 10/25/2037, Series 2007-100, Class SM(3)(10)	68	6
1.30% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 12/25/2037, Series 2007-112, Class SA(3)(10)	103	10
1.31% (1 Month LIBOR USD + 6.46%, 6.46% Cap), 10/25/2037, Series 2007-91, Class ES(3)(10)	106	8
1.35% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 08/25/2036, Series 2007-7, Class SG(3)(10)	93	11
1.37% (1 Month LIBOR USD + 6.52%, 6.52% Cap), 07/25/2036, Series 2006-58, Class IG(3)(10)	16	1
1.38% (1 Month LIBOR USD + 6.53%, 6.53% Cap), 01/25/2041, Series 2010-147, Class SA(3)(10)	324	36
1.39% (1 Month LIBOR USD + 6.54%, 6.54% Cap), 09/25/2037, Series 2007-88, Class VI(3)(10)	98	9
1.40% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 02/25/2039, Series 2009-6, Class GS(3)(10)	51	4
1.43% (1 Month LIBOR USD + 6.58%, 6.58% Cap), 06/25/2036, Series 2006-53, Class US(3)(10)	61	5
1.47% (1 Month LIBOR USD + 6.62%, 6.62% Cap), 07/25/2037, Series 2007-65, Class KI(3)(10)	65	6
1.50% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 12/25/2036, Series 2006-117, Class GS(3)(10)	61	3
1.50% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 03/25/2039, Series 2009-17, Class QS(3)(10)	15	1
1.55% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 03/25/2036, Series 2006-8, Class WN(3)(10)	322	28
1.56% (1 Month LIBOR USD + 6.71%, 6.71% Cap), 07/25/2035, Series 2005-56, Class S(3)(10)	28	2
1.60% (1 Month LIBOR USD + 8.10%, 1.60% Cap), 03/25/2032, Series 2002-13, Class SJ(3)(10)(11)	17	0
1.70% (1 Month LIBOR USD + 6.85%, 6.85% Cap), 04/25/2038, Series 2008-32, Class SA(3)(10)	14	1
1.75% (1 Month LIBOR USD + 6.90%, 6.90% Cap), 04/25/2038, Series 2008-27, Class SN(3)(10)	33	3
1.84% (1 Month LIBOR USD + 6.99%, 6.99% Cap), 03/25/2038, Series 2008-20, Class SA(3)(10)	37	3
1.84%, 03/25/2027, Series 1997-20, Class IB(4)(11)	0	0
1.84%, 03/25/2027, Series 1997-20, Class IO(4)(11)	0	0
2.00% (1 Month LIBOR USD + 7.15%, 7.15% Cap), 07/25/2037, Series 2007-60, Class AX(3)(10)	296	33
2.00%, 12/25/2043, Series 2020-35, Class MA	1,729	1,556
2.00%, 06/25/2046, Series 2020-51, Class BA	4,195	3,608
2.05% (1 Month LIBOR USD + 7.20%, 7.20% Cap), 07/25/2038, Series 2008-53, Class CI(3)(10)	20	2
2.34% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 05/25/2034, Series 2004-46, Class SK(3)(10)	4	4
2.36% (1 Month LIBOR USD + 12.66%, 12.66% Cap), 03/25/2040, Series 2010-49, Class SC(3)(10)	94	90
2.45% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 07/25/2028, Series 2008-55, Class S(3)(10)	71	3
2.45% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 11/25/2033, Series 2003-116, Class SB(3)(10)	47	3
2.50%, 12/25/2042, Series 2012-134, Class ZC	6,862	5,236
2.69% (1 Year LIBOR USD + 14.86%, 14.86% Cap), 09/25/2023, Series 1993-165, Class SD(3)(10)(11)	0	0
2.70% (1 Month LIBOR USD + 18.15%, 18.15% Cap), 08/25/2033, Series 2005-56, Class TP(3)(10)	6	5
3.00%, 12/25/2028, Series 2013-118, Class YL	1,238	1,146
3.00%, 10/25/2033, Series 2013-100, Class WB	740	691
3.00%, 02/25/2043, Series 2013-81, Class TA	401	381

3.00%, 01/25/2046, Series 2016-38, Class NA	1,037	944
3.00%, 02/25/2047, Series 2017-51, Class CP	1,064	957
3.00%, 06/25/2048, Series 2018-45, Class TM	8,935	7,990
3.27% (1 Month LIBOR USD + 16.15%, 16.15% Cap), 09/25/2037, Series 2007-85, Class SL(3)(10)	5	5
3.40% (1 Month LIBOR USD + 24.00%, 24.00% Cap), 05/25/2034, Series 2004-46, Class QB(3)(10)	9	9
3.50%, 04/25/2031, Series 2011-31, Class DB	347	331
3.50%, 09/25/2033, Series 2013-90, Class DL	1,500	1,410
3.50%, 03/25/2042, Series 2013-136, Class QB	578	531
3.50%, 02/25/2043, Series 2013-4, Class AJ	146	136
3.50%, 11/25/2057, Series 2019-7, Class CA	3,193	2,981
3.60% (1 Month LIBOR USD + 24.20%, 24.20% Cap), 09/25/2035, Series 2005-75, Class SV(3)(10)	3	3
3.62% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 07/25/2037, Series 2007-62, Class SE(3)(10)	13	13
3.70% (1 Month LIBOR USD + 14.00%, 14.00% Cap), 03/25/2038, Series 2008-18, Class SP(3)(10)	14	12
3.79% (1 Month LIBOR USD + 11.52%, 11.52% Cap), 01/25/2034, Series 2003-130, Class SX(3)(10)	1	1
3.82% (1 Month LIBOR USD + 16.70%, 16.70% Cap), 08/25/2035, Series 2005-73, Class PS(3)(10)	14	14
3.92% (1 Month LIBOR USD + 12.50%, 12.50% Cap), 09/25/2033, Series 2003-91, Class SD(3)(10)	7	7
3.94% (1 Month LIBOR USD + 14.24%, 14.24% Cap), 07/25/2034, Series 2004-51, Class SY(3)(10)	7	6
3.95% (1 Month LIBOR USD + 9.10%, 9.10% Cap), 07/25/2030, Series 2000-20, Class SA(3)(10)(11)	2	0
4.00% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 08/25/2035, Series 2005-72, Class SB(3)(10)	10	10
4.00% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 10/25/2035, Series 2005-90, Class ES(3)(10)	14	14
4.00%, 04/25/2033, Series 2003-22, Class UD	96	91
4.00%, 05/25/2033, Series 2003-42, Class GB	7	7
4.00%, 04/25/2041, Series 2014-21, Class KW	1,285	1,237
4.12% (1 Month LIBOR USD + 17.00%, 17.00% Cap), 05/25/2035, Series 2005-42, Class PS(3)(10)	2	2
4.50% (1 Month LIBOR USD + 17.38%, 17.38% Cap), 07/25/2035, Series 2005-66, Class SG(3)(10)	14	15
4.50%, 10/25/2036, Series 2009-19, Class PW	79	76
4.50%, 02/25/2039, Series 2009-4, Class BD	1	1
4.50%, 04/25/2042, Series 2014-11, Class VB	1,500	1,456
4.54% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 06/27/2036, Series 2007-101, Class A2(3)	195	193
4.68% (1 Year LIBOR USD + 29.75%, 29.75% Cap), 10/25/2023, Series 1993-179, Class SB(3)(10)(11)	0	0
4.83%, 12/25/2039, Series 2009-103, Class MB(4)	66	67
5.00%, 11/25/2024, Series 2004-81, Class JG	12	12
5.00%, 03/25/2029, Series 2009-11, Class NB	30	29
5.00%, 11/25/2032, Series 2002-71, Class AP	4	4
5.00%, 03/25/2033, Series 2003-14, Class TI(11)	6	0
5.00%, 03/25/2037, Series 2009-63, Class P	2	2
5.00%, 07/25/2038, Series 2008-56, Class AC	17	16
5.00%, 07/25/2038, Series 2008-60, Class JC	23	22
5.00%, 07/25/2039, Series 2009-52, Class PI	37	6
5.00%, 08/25/2039, Series 2009-59, Class HB	146	144
5.00%, 09/25/2039, Series 2009-65, Class MT	33	33
5.00%, 06/25/2040, Series 2010-64, Class DM	196	194
5.00%, 09/25/2040, Series 2010-102, Class PN	133	132
5.04% (1 Month LIBOR USD + 14.48%, 14.48% Cap), 12/25/2032, Series 2002-77, Class S(3)(10)	4	4
5.13% (1 Month LIBOR USD + 24.02%, 24.02% Cap), 08/25/2037, Series 2007-79, Class SB(3)(10)	25	26
5.20% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A1(3)	26	26
5.21% (1 Month LIBOR USD + 15.50%, 15.50% Cap), 11/25/2031, Series 2004-74, Class SW(3)(10)	7	8
5.25% (1 Month LIBOR USD + 20.70%, 20.70% Cap), 04/25/2038, Series 2008-28, Class QS(3)(10)	14	14
5.32% (1 Month LIBOR USD + 24.20%, 24.20% Cap), 06/25/2036, Series 2006-46, Class SW(3)(10)	2	3
5.36% (1 Month LIBOR USD + 19.53%, 19.53% Cap), 04/25/2034, Series 2004-25, Class SA(3)(10)	17	17
5.36% (1 Month LIBOR USD + 19.53%, 19.53% Cap), 05/25/2034, Series 2004-36, Class SA(3)(10)	42	44
5.40% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 04/25/2036, Series 2006-23, Class FK(3)	50	49
5.40% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 6.50% Cap), 02/25/2037, Series 2007-10, Class FD(3)	26	26
5.44% (1 Month LIBOR USD + 0.29%, 0.29% Floor, 7.50% Cap), 07/25/2036, Series 2006-56, Class FC(3)	137	136
5.45% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.75% Cap), 05/25/2037, Series 2007-43, Class FL(3)	21	20
5.47% (1 Month LIBOR USD + 17.47%, 17.47% Cap), 12/25/2031, Series 2001-72, Class SX(3)(10)	1	1
5.50% (1 Month LIBOR USD + 22.67%, 22.67% Cap), 04/25/2037, Series 2007-29, Class SG(3)(10)	20	22
5.50%, 07/25/2024, Series 2004-53, Class NC(11)	0	0
5.50%, 08/25/2024, Series 2004-65, Class EY	5	5
5.50%, 08/25/2025, Series 2005-67, Class EY	21	20
5.50%, 01/25/2026, Series 2005-121, Class DX	9	8
5.50%, 04/18/2029, Series 1999-18, Class Z	2	2
5.50%, 12/25/2032, Series 2002-78, Class Z	54	53
5.50%, 08/25/2033, Series 2003-72, Class IE	98	14
5.50%, 08/25/2033, Series 2003-73, Class HC	43	43
5.50%, 10/25/2033, Series 2003-105, Class AZ	339	340
5.50%, 04/25/2034, Series 2004-17, Class H	106	107
5.50%, 07/25/2034, Series 2004-50, Class VZ	182	182
5.50%, 08/25/2035, Series 2005-68, Class PG	39	39
5.50%, 08/25/2035, Series 2005-73, Class ZB	336	335
5.50%, 12/25/2035, Series 2006-46, Class UC	6	6
5.50%, 12/25/2035, Series 2005-110, Class GL	226	228
5.50%, 01/25/2036, Series 2006-39, Class WC	2	2
5.50%, 03/25/2036, Series 2006-16, Class HZ	19	19
5.50%, 03/25/2036, Series 2006-12, Class BZ	92	91
5.50%, 03/25/2036, Series 2006-8, Class JZ	113	113
5.50%, 01/25/2037, Series 2006-128, Class BP	5	5
5.50%, 07/25/2037, Series 2007-70, Class Z	66	66
5.50%, 08/25/2037, Series 2007-76, Class AZ	18	18
5.50%, 07/25/2038, Series 2011-47, Class ZA	80	81
5.50%, 10/25/2039, Series 2009-86, Class IP	88	16
5.50%, 06/25/2040, Series 2010-58, Class MB	378	375
5.50%, 07/25/2040, Series 2010-71, Class HJ	131	133

5.50%, 10/25/2040, Series 2010-111, Class AM	408	418
5.50% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.75% Cap), 04/25/2035, Series 2005-25, Class PF(3)	48	48
5.50% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.50% Cap), 08/25/2036, Series 2006-79, Class DF(3)	53	52
5.50%, 07/25/2051, Series 2011-58, Class WA(4)	19	19
5.52% (1 Month LIBOR USD + 0.37%, 0.37% Floor, 7.50% Cap), 07/25/2037, Series 2007-64, Class FB(3)	31	31
5.52% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A2(3)	121	118
5.55% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 03/25/2034, Series 2004-28, Class PF(3)	22	22
5.55% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 05/25/2034, Series 2004-36, Class FA(3)	98	98
5.55% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 06/25/2036, Series 2006-46, Class FW(3)	16	15
5.55% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 06/25/2037, Series 2007-54, Class FA(3)	99	97
5.60% (1 Month LIBOR USD + 26.20%, 26.20% Cap), 10/25/2036, Series 2006-95, Class SG(3)(10)	10	11
5.60% (1 Month LIBOR USD + 0.45%, 6.50% Cap), 06/25/2037, Series 2007-98, Class FB(3)	12	12
5.60% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 09/25/2042, Series 2012-99, Class FA(3)	145	141
5.61% (1 Month LIBOR USD + 0.46%, 0.46% Floor, 7.00% Cap), 07/25/2036, Series 2006-58, Class FL(3)	15	14
5.63% (1 Year LIBOR USD + 31.01%, 31.01% Cap), 12/25/2023, Series 1993-247, Class SA(3)(10)(11)	0	0
5.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 03/25/2037, Series 2007-77, Class FG(3)	29	29
5.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 07/25/2037, Series 2007-97, Class FC(3)	17	17
5.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 07/25/2041, Series 2011-149, Class EF(3)	17	16
5.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 11/25/2041, Series 2011-149, Class MF(3)	70	70
5.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-101, Class FC(3)	66	64
5.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-97, Class FB(3)	476	464
5.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 10/25/2042, Series 2012-108, Class F(3)	184	179
5.68% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 11/25/2035, Series 2005-106, Class US(3)(10)	61	62
5.68% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 03/25/2036, Series 2006-11, Class PS(3)(10)	9	10
5.70% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/25/2041, Series 2011-75, Class FA(3)	41	41
5.75%, 06/25/2033, Series 2003-47, Class PE	31	31
5.75%, 07/25/2035, Series 2005-66, Class ZH	940	933
5.75%, 10/25/2035, Series 2005-84, Class XM	29	29
5.75% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.00% Cap), 12/25/2023, Series 1993-230, Class FA(3)(11)	0	0
5.75% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 04/25/2040, Series 2010-40, Class FJ(3)	13	13
5.75% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 05/25/2040, Series 2010-43, Class FD(3)	28	28
5.86% (1 Month LIBOR USD + 20.02%, 20.02% Cap), 05/25/2035, Series 2005-74, Class CS(3)(10)	21	21
5.86%, 02/25/2051, Series 2011-2, Class WA(4)	37	37
5.87% (1 Month LIBOR USD + 24.75%, 24.75% Cap), 05/25/2035, Series 2005-74, Class CP(3)(10)	5	5
5.90% (1 Month LIBOR USD + 16.20%, 16.20% Cap), 01/25/2034, Series 2003-131, Class SK(3)(10)(11)	0	0
5.90% (1 Month LIBOR USD + 0.75%, 0.75% Floor, 8.00% Cap), 01/25/2034, Series 2004-87, Class F(3)	56	57
5.90% (1 Month LIBOR USD + 0.75%, 6.50% Cap), 03/25/2037, Series 2007-16, Class FC(3)	18	17
5.95% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 8.00% Cap), 11/25/2032, Series 2004-61, Class FH(3)	123	124
5.96% (1 Month LIBOR USD + 26.56%, 26.56% Cap), 12/25/2036, Series 2006-115, Class ES(3)(10)	2	2
5.97% (1 Month LIBOR USD + 20.13%, 20.13% Cap), 05/25/2035, Series 2005-74, Class SK(3)(10)	14	14
6.00%, 07/25/2023, Series 1993-136, Class ZB(4)(11)	0	0
6.00%, 07/18/2028, Series 1998-36, Class ZB	2	2
6.00%, 12/25/2028, Series 1998-66, Class C(11)	0	0
6.00%, 07/25/2031, Series 2001-33, Class ID	13	2
6.00%, 11/25/2031, Series 2001-60, Class PX	22	23
6.00%, 04/25/2032, Series 2002-15, Class ZA	59	58
6.00%, 11/25/2032, Series 2011-39, Class ZA	169	171
6.00%, 05/25/2033, Series 2003-39, Class IO(4)	4	1
6.00%, 05/25/2033, Series 2003-34, Class AX	15	15
6.00%, 05/25/2033, Series 2003-34, Class GE	43	44
6.00%, 05/25/2033, Series 2003-34, Class ED	66	67
6.00%, 12/25/2035, Series 2005-109, Class PC	4	4
6.00%, 07/25/2036, Series 2006-71, Class ZL	185	187
6.00%, 03/25/2037, Series 2007-18, Class MZ	128	127
6.00%, 05/25/2037, Series 2007-42, Class B	56	57
6.00%, 08/25/2037, Series 2007-78, Class CB	8	8
6.00%, 08/25/2037, Series 2007-76, Class ZG	18	18
6.00%, 08/25/2037, Series 2007-78, Class PE	19	19
6.00%, 08/25/2037, Series 2007-81, Class GE	27	28
6.00%, 08/25/2039, Series 2009-60, Class HT	175	181
6.03%, 09/25/2039, Series 2009-69, Class WA(4)	54	54
6.05%, 10/25/2037, Series 2007-106, Class A7(4)	21	21
6.05% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 6.75% Cap), 03/25/2038, Series 2008-18, Class FA(3)	19	19
6.15% (1 Month LIBOR USD + 1.00%, 1.00% Floor, 9.50% Cap), 12/25/2023, Series 1993-247, Class FE(3)(11)	0	0
6.15%, 03/25/2040, Series 2010-16, Class WB(4)	107	108
6.23%, 02/25/2040, Series 2010-1, Class WA(4)	25	25
6.30%, 12/25/2039, Series 2009-99, Class WA(4)	145	147
6.35%, 04/25/2029, Series 1999-17, Class C	2	2
6.44%, 03/25/2040, Series 2010-16, Class WA(4)	99	100
6.47% (1 Month LIBOR USD + 24.50%, 24.50% Cap), 12/25/2023, Series 2002-1, Class UD(3)(10)(11)	0	0
6.47% (1 Month LIBOR USD + 24.50%, 24.50% Cap), 09/25/2031, Series 2001-60, Class QS(3)(10)	10	10
6.50%, 09/25/2023, Series 1993-178, Class PK(11)	0	0
6.50%, 10/25/2023, Series 1993-189, Class PL(11)	0	0
6.50%, 10/25/2023, Series 1993-183, Class KA	1	1
6.50%, 11/25/2023, Series 1995-19, Class Z(11)	0	0
6.50%, 12/25/2023, Series 1993-225, Class UB(11)	0	0
6.50%, 03/25/2024, Series 1994-37, Class L(11)	0	0
6.50%, 03/25/2024, Series 1994-40, Class Z	4	4
6.50%, 04/25/2027, Series 1997-32, Class PG	4	4
6.50%, 07/18/2027, Series 1997-42, Class ZC(11)	0	0
6.50%, 09/25/2031, Series 2001-49, Class Z	4	4
6.50%, 10/25/2031, Series 2001-52, Class KB	3	3
6.50%, 04/25/2032, Series 2002-21, Class PE	10	10

6.50%, 05/25/2032, Series 2002-28, Class PK	20	21
6.50%, 06/25/2032, Series 2002-37, Class Z	9	10
6.50%, 07/25/2032, Series 2006-130, Class GI	34	3
6.50%, 08/25/2032, Series 2002-48, Class GH	26	26
6.50%, 02/25/2033, Series 2003-9, Class NZ	9	10
6.50%, 05/25/2033, Series 2003-33, Class IA	37	7
6.50%, 07/25/2036, Series 2006-63, Class ZH	96	100
6.50%, 07/25/2036, Series 2011-19, Class ZY	127	132
6.50%, 08/25/2036, Series 2006-78, Class BZ	10	10
6.50%, 08/25/2036, Series 2006-77, Class PC	41	41
6.50%, 09/25/2036, Series 2006-85, Class MZ	4	4
6.50%, 06/25/2037, Series 2007-92, Class YA	10	11
6.50%, 12/25/2037, Series 2007-112, Class MJ	73	75
6.50%, 06/25/2042, Series 2002-90, Class A1	35	35
6.88%, 08/25/2023, Series 2002-83, Class CS(11)	0	0
6.97% (1 Month LIBOR USD + 30.15%, 30.15% Cap), 05/25/2036, Series 2006-33, Class LS(3)(10)	9	10
6.99% (10 Year CMT Index + 10.75%, 10.00% Cap), 08/25/2023, Series 1996-14, Class SE(3)(10)(11)	0	0
7.00%, 07/25/2023, Series 2002-1, Class G(11)	0	0
7.00%, 07/25/2023, Series 1993-99, Class Z(11)	0	0
7.00%, 08/25/2023, Series 1993-141, Class Z(11)	0	0
7.00%, 04/25/2024, Series 1994-63, Class PK	3	3
7.00%, 04/25/2024, Series 1994-62, Class PK	7	7
7.00%, 11/25/2026, Series 1996-48, Class Z	3	3
7.00%, 12/18/2027, Series 1997-81, Class PI(11)	2	0
7.00%, 03/25/2031, Series 2001-7, Class PF	2	2
7.00%, 07/25/2031, Series 2001-30, Class PM	7	7
7.00%, 08/25/2031, Series 2001-36, Class DE	13	14
7.00%, 09/25/2031, Series 2001-44, Class PU	2	3
7.00%, 09/25/2031, Series 2001-44, Class PD	3	3
7.00%, 09/25/2031, Series 2001-44, Class MY	17	18
7.00%, 11/25/2031, Series 2001-61, Class Z	26	26
7.00%, 05/25/2033, Series 2007-97, Class KI	69	6
7.00%, 07/25/2039, Series 2009-47, Class MT	1	1
7.00%, 11/25/2041, Series 2011-118, Class LB	396	417
7.00%, 11/25/2041, Series 2011-118, Class NT	417	434
7.00%, 11/25/2041, Series 2011-118, Class MT	484	507
7.22% (1 Year LIBOR USD + 12.95%, 4.00% Floor, 12.95% Cap), 12/25/2023, Series 1993-247, Class SU(3)(10)(11)	0	0
7.50% (1 Month LIBOR USD + 33.25%, 33.25% Cap), 10/25/2026, Series 2006-94, Class GK(3)(10)	4	4
7.50% (1 Month LIBOR USD + 22.95%, 22.95% Cap), 10/25/2031, Series 2003-52, Class SX(3)(10)	5	6
7.50%, 04/18/2027, Series 1997-27, Class J	1	2
7.50%, 04/20/2027, Series 1997-29, Class J	2	2
7.50%, 05/20/2027, Series 1997-39, Class PD	7	7
7.50%, 12/18/2029, Series 1999-62, Class PB	3	3
7.50%, 02/25/2030, Series 2000-2, Class ZE	14	14
8.10% (1 Month LIBOR USD + 39.00%, 39.00% Cap), 02/25/2037, Series 2007-1, Class SD(3)(10)	8	13
8.20% (1 Month LIBOR USD + 28.80%, 28.80% Cap), 07/25/2036, Series 2006-60, Class AK(3)(10)	9	9
8.45% (1 Month LIBOR USD + 25.19%, 25.19% Cap), 02/25/2032, Series 2002-1, Class SA(3)(10)	2	2
8.50%, 01/25/2025, Series 1995-2, Class Z(11)	0	0
8.50%, 01/25/2031, Series 2000-52, Class IO(11)	1	0
8.50% (1 Month LIBOR USD + 51.00%, 8.50% Cap), 11/25/2032, Series 2004-61, Class SK(3)(10)	8	8
8.80%, 01/25/2025, Series G95-1, Class C(11)	0	0
8.96% (1 Month LIBOR USD + 23.38%, 23.38% Cap), 10/25/2023, Series 1999-52, Class NS(3)(10)(11)	0	0
9.00% (1 Month LIBOR USD + 39.90%, 39.90% Cap), 07/25/2036, Series 2006-62, Class PS(3)(10)	6	8
10.00% (1 Month LIBOR USD + 54.00%, 10.00% Cap), 03/25/2032, Series 2002-13, Class ST(3)(10)(11)	0	0
10.50% (1 Year LIBOR USD + 63.39%, 10.50% Cap), 10/25/2023, Series 1993-179, Class SC(3)(10)(11)	0	0
12.50% (1 Month LIBOR USD + 77.31%, 12.50% Cap), 09/25/2023, Series 1993-165, Class SK(3)(10)(11)	0	0
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042, Series 2003-W2, Class 2A9	34	33
6.50%, 07/25/2042, Series 2003-W2, Class 1A1	57	57
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042, Series 2003-W6, Class 2A4	195	190
6.50%, 09/25/2042, Series 2003-W6, Class 3A	69	69
Fannie Mae Trust 2003-W8
5.55% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 8.00% Cap), 05/25/2042, Series 2003-W8, Class 3F1(3)	17	17
7.00%, 10/25/2042, Series 2003-W8, Class 2A	75	76
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033, Series 2004-W1, Class 2A2	125	130
Fannie Mae Trust 2004-W15
5.40% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 08/25/2044, Series 2004-W15, Class 2AF(3)	61	60
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044, Series 2004-W2, Class 2A2	21	21
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044, Series 2004-W8, Class 3A	19	19
Fannie Mae Trust 2005-W3
5.37% (1 Month LIBOR USD + 0.22%, 0.22% Floor, 9.50% Cap), 03/25/2045, Series 2005-W3, Class 2AF(3)	509	504
Fannie Mae Trust 2005-W4
6.00%, 08/25/2045, Series 2005-W4, Class 1A1	27	27
Fannie Mae Trust 2006-W2
3.44%, 11/25/2045, Series 2006-W2, Class 2A(4)	69	68
5.37% (1 Month LIBOR USD + 0.22%, 0.22% Floor, 9.50% Cap), 02/25/2046, Series 2006-W2, Class 1AF1(3)	230	226
Fannie Mae Whole Loan
5.41% (1 Month LIBOR USD + 0.26%, 0.26% Floor, 9.50% Cap), 11/25/2046, Series 2007-W1, Class 1AF1(3)	521	516
Fannie Mae-Aces

0.75%, 09/25/2028, Series 2020-M39, Class 1A1	10,108	9,499
1.00%, 11/25/2033, Series 2021-M3, Class 1A1	2,275	2,133
1.20%, 10/25/2030, Series 2020-M50, Class A2	1,052	928
1.59%, 11/25/2028, Series 2020-M38, Class 2A1	1,828	1,601
1.76%, 11/25/2031, Series 2022-M3, Class A2(4)	13,600	10,989
1.93%, 10/25/2030, Series 2020-M50, Class X1(4)	14,784	943
2.05%, 11/25/2033, Series 2021-M3, Class X1(4)	27,438	2,380
2.06%, 07/25/2030, Series 2020-M39, Class X1(4)	101,636	7,983
2.10%, 11/25/2028, Series 2020-M38, Class X2(4)	11,458	765
2.53%, 09/25/2024, Series 2015-M1, Class A2	921	887
2.55%, 12/25/2026, Series 2017-M3, Class A2(4)	1,130	1,050
2.59%, 12/25/2024, Series 2015-M7, Class A2	1,038	995
2.64%, 12/25/2026, Series 2017-M4, Class A2(4)	6,566	6,111
2.90%, 01/25/2025, Series 2015-M8, Class A2(4)	1,698	1,627
2.96%, 02/25/2027, Series 2017-M7, Class A2(4)	2,998	2,825
2.98%, 08/25/2029, Series 2017-M11, Class A2	2,196	2,015
3.02%, 08/25/2024, Series 2014-M13, Class A2(4)	600	582
3.06%, 05/25/2027, Series 2017-M8, Class A2(4)	4,264	4,006
3.09%, 04/25/2027, Series 2015-M10, Class A2(4)	4,414	4,169
3.16%, 06/25/2027, Series 2017-M12, Class A2(4)	3,629	3,424
3.17%, 03/25/2028, Series 2018-M4, Class A2(4)	2,974	2,795
3.17%, 02/25/2030, Series 2018-M3, Class A2(4)	2,441	2,242
3.17%, 04/25/2029, Series 2017-M5, Class A2(4)	3,208	2,984
3.41%, 06/25/2028, Series 2018-M8, Class A2(4)	4,682	4,424
3.47%, 07/25/2028, Series 2018-M10, Class A2(4)	6,977	6,604
3.47%, 07/25/2028, Series 2018-M10, Class A1(4)	394	390
3.50%, 01/25/2024, Series 2014-M3, Class A2(4)	1,494	1,474
3.51%, 12/25/2023, Series 2014-M2, Class A2(4)	679	672
3.67%, 09/25/2028, Series 2019-M1, Class A2(4)	6,437	6,136
3.76%, 08/25/2030, Series 2018-M12, Class A2(4)	5,611	5,289
FHLMC-Ginnie Mae
6.25%, 11/25/2023, Series 24, Class ZE(11)	0	0
7.50%, 04/25/2024, Series 29, Class L	1	1
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035, Series 2005-FA8, Class 1A19	52	27
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2024, Series 2006-FA6, Class 3A1(11)	1	0
First Horizon Alternative Mortgage Securities Trust 2007-FA4
0.50% (1 Month LIBOR USD + 5.65%, 5.65% Cap), 08/25/2037, Series 2007-FA4, Class 1A2(3)(10)	537	44
Freddie Mac Gold Pool
2.00%, 01/01/2032	2,306	2,092
2.50%, 06/01/2028	277	262
2.50%, 03/01/2030	517	481
2.50%, 07/01/2030	1,350	1,257
2.50%, 07/01/2031	1,232	1,143
2.50%, 08/01/2031	675	626
2.50%, 11/01/2046	1,240	1,068
3.00%, 07/01/2028	457	437
3.00%, 08/01/2028	273	261
3.00%, 09/01/2028	1,023	976
3.00%, 10/01/2028	406	388
3.00%, 05/01/2029	398	380
3.00%, 09/01/2031	454	426
3.00%, 02/01/2032	2,548	2,401
3.00%, 07/01/2035	3,308	3,086
3.00%, 09/01/2036	1,304	1,207
3.00%, 08/01/2042	673	608
3.00%, 10/01/2042	1,801	1,628
3.00%, 11/01/2042	3,135	2,834
3.00%, 02/01/2043	156	141
3.00%, 03/01/2043	1,073	970
3.00%, 03/01/2043	2,146	1,939
3.00%, 04/01/2043	39	36
3.00%, 04/01/2043	6,235	5,635
3.00%, 06/01/2043	18	17
3.00%, 07/01/2043	12	11
3.00%, 07/01/2043	128	116
3.00%, 08/01/2043	252	228
3.00%, 08/01/2043	2,841	2,567
3.00%, 05/01/2045	440	398
3.00%, 05/01/2045	1,315	1,188
3.00%, 06/01/2045	263	238
3.00%, 10/01/2045	2,007	1,814
3.00%, 10/01/2046	3,389	3,037
3.00%, 10/01/2046	10,150	9,145
3.00%, 01/01/2047	824	738
3.00%, 02/01/2047	4,617	4,135
3.00%, 03/01/2047	592	530
3.00%, 05/01/2047	7,222	6,477
3.50%, 01/01/2032	200	193
3.50%, 03/01/2032	78	75
3.50%, 02/01/2033	104	100
3.50%, 05/01/2033	81	78

3.50%, 05/01/2033	332	317
3.50%, 01/01/2034	2,853	2,742
3.50%, 04/01/2037	3,281	3,108
3.50%, 11/01/2037	893	846
3.50%, 05/01/2042	336	315
3.50%, 06/01/2042	146	137
3.50%, 06/01/2042	995	926
3.50%, 08/01/2042	220	206
3.50%, 09/01/2042	1,432	1,342
3.50%, 09/01/2042	1,970	1,846
3.50%, 10/01/2042	1,000	937
3.50%, 10/01/2042	5,154	4,831
3.50%, 11/01/2042	77	71
3.50%, 11/01/2042	440	412
3.50%, 11/01/2042	1,212	1,136
3.50%, 12/01/2042	1,227	1,150
3.50%, 01/01/2043	3,108	2,907
3.50%, 03/01/2043	270	253
3.50%, 05/01/2043	102	95
3.50%, 06/01/2043	305	284
3.50%, 06/01/2043	603	564
3.50%, 07/01/2043	209	196
3.50%, 10/01/2043	89	83
3.50%, 05/01/2044	7,250	6,783
3.50%, 01/01/2045	5,955	5,580
3.50%, 06/01/2045	516	481
3.50%, 12/01/2045	1,442	1,342
3.50%, 01/01/2046	3,427	3,191
3.50%, 05/01/2046	909	846
3.50%, 07/01/2046	1,516	1,407
3.50%, 08/01/2046	3,243	3,019
3.50%, 12/01/2046	3,006	2,791
3.50%, 01/01/2047	1,134	1,053
3.50%, 07/01/2047	16,662	15,450
3.50%, 10/01/2047	2,681	2,482
3.50%, 03/01/2048	2,015	1,862
4.00%, 09/01/2040	234	225
4.00%, 11/01/2040	14	13
4.00%, 11/01/2040	622	598
4.00%, 12/01/2040	173	166
4.00%, 12/01/2040	365	351
4.00%, 12/01/2040	404	386
4.00%, 12/01/2040	447	430
4.00%, 12/01/2040	488	470
4.00%, 01/01/2041	393	376
4.00%, 10/01/2041	1,618	1,557
4.00%, 11/01/2041	5	5
4.00%, 01/01/2042	61	59
4.00%, 05/01/2042	6	6
4.00%, 06/01/2042	760	729
4.00%, 10/01/2042	39	36
4.00%, 01/01/2043	105	101
4.00%, 09/01/2043	2,724	2,622
4.00%, 11/01/2043	29	27
4.00%, 11/01/2043	53	50
4.00%, 12/01/2043	81	78
4.00%, 12/01/2043	157	151
4.00%, 12/01/2043	499	480
4.00%, 01/01/2044	65	63
4.00%, 01/01/2044	164	158
4.00%, 03/01/2044	851	817
4.00%, 10/01/2044	2,663	2,553
4.00%, 01/01/2045	133	127
4.00%, 10/01/2045	173	166
4.00%, 10/01/2045	2,457	2,337
4.00%, 11/01/2045	3,639	3,483
4.00%, 01/01/2046	1,760	1,685
4.00%, 05/01/2046	89	85
4.00%, 06/01/2046	3,749	3,587
4.00%, 08/01/2046	911	870
4.00%, 01/01/2047	5,544	5,302
4.00%, 06/01/2047	1,329	1,268
4.50%, 11/01/2035	5	4
4.50%, 07/01/2039	68	68
4.50%, 10/01/2039	569	562
4.50%, 11/01/2039	641	634
4.50%, 11/01/2039	911	901
4.50%, 05/01/2040	330	327
4.50%, 08/01/2040	131	129
4.50%, 09/01/2040	109	108
4.50%, 09/01/2040	420	416
4.50%, 03/01/2041	86	85
4.50%, 05/01/2041	744	736

4.50%, 08/01/2041	208	206
4.50%, 12/01/2043	2,568	2,539
4.50%, 03/01/2044	195	192
4.50%, 05/01/2044	274	269
4.50%, 07/01/2044	22	21
4.50%, 07/01/2044	105	103
4.50%, 09/01/2044	656	645
4.50%, 09/01/2046	1,187	1,166
4.50%, 10/01/2046	938	922
4.50%, 11/01/2046	4,865	4,810
4.50%, 07/01/2047	464	456
4.50%, 07/01/2047	476	470
4.50%, 11/01/2047	328	323
5.00%, 01/01/2034	11	11
5.00%, 06/01/2034	31	30
5.00%, 09/01/2034	44	44
5.00%, 03/01/2035	11	11
5.00%, 08/01/2035	462	466
5.00%, 03/01/2036	1,083	1,092
5.00%, 07/01/2036	1	1
5.00%, 11/01/2036	29	30
5.00%, 03/01/2037	67	67
5.00%, 06/01/2037	80	81
5.00%, 08/01/2037	80	81
5.00%, 02/01/2038	104	105
5.00%, 03/01/2038	27	27
5.00%, 03/01/2038	97	98
5.00%, 03/01/2038	118	119
5.00%, 03/01/2038	124	125
5.00%, 04/01/2038	63	63
5.00%, 09/01/2038	13	14
5.00%, 09/01/2038	77	78
5.00%, 11/01/2038	1	1
5.00%, 11/01/2038	27	27
5.00%, 12/01/2038(11)	0	0
5.00%, 12/01/2038	91	92
5.00%, 02/01/2039	185	186
5.00%, 05/01/2039	4	4
5.00%, 10/01/2039	210	211
5.00%, 01/01/2040	50	50
5.00%, 03/01/2040	90	90
5.00%, 03/01/2040	819	826
5.00%, 08/01/2040	127	128
5.00%, 04/01/2041	443	446
5.00%, 06/01/2041	193	195
5.00%, 12/01/2047	1,366	1,349
5.00%, 02/01/2048	613	612
5.50%, 02/01/2024(11)	0	0
5.50%, 01/01/2033	16	16
5.50%, 10/01/2033	18	18
5.50%, 07/01/2035	40	41
5.50%, 01/01/2036	8	8
5.50%, 12/01/2036	16	17
5.50%, 05/01/2038	23	24
5.50%, 08/01/2038	31	32
5.50%, 01/01/2039	1,227	1,257
5.50%, 03/01/2040	11	12
5.50%, 05/01/2040	806	827
5.50%, 08/01/2040	322	331
6.00%, 10/01/2029	4	4
6.00%, 12/01/2033	9	9
6.00%, 01/01/2034	14	14
6.00%, 11/01/2036	5	5
6.00%, 12/01/2036	3	3
6.00%, 12/01/2036	8	8
6.50%, 01/01/2028	10	10
6.50%, 06/01/2029	5	5
6.50%, 08/01/2029	49	50
6.50%, 11/01/2034	3	3
6.50%, 01/01/2035	42	43
6.50%, 12/01/2035	10	10
6.50%, 12/01/2035	29	30
6.50%, 11/01/2036	9	9
6.50%, 11/01/2036	84	86
6.50%, 11/01/2036	85	87
6.50%, 12/01/2036	59	61
6.50%, 12/01/2036	118	122
6.50%, 01/01/2037	3	3
6.50%, 01/01/2037	5	5
6.50%, 02/01/2037	7	7
6.50%, 06/01/2037	4	4
6.50%, 11/01/2037	22	22
6.50%, 03/01/2038	27	28

7.00%, 04/01/2026(11)	0	0
7.00%, 12/01/2028	10	10
7.00%, 07/01/2029	1	1
7.00%, 01/01/2031	14	15
7.00%, 07/01/2032	2	2
7.00%, 08/01/2032	3	3
7.00%, 02/01/2037	4	4
7.50%, 08/01/2025(11)	0	0
7.50%, 01/01/2032	32	32
7.50%, 12/01/2036	98	100
7.50%, 01/01/2038	14	14
7.50%, 01/01/2038	37	38
7.50%, 09/01/2038	15	15
8.00%, 08/01/2024(11)	0	0
8.00%, 11/01/2024(11)	0	0
8.50%, 07/01/2028	1	1
10.00%, 10/01/2030	1	1
Freddie Mac Multifamily Structured Pass-Through Certificates
0.81%, 12/25/2030, Series K124, Class X1(4)	40,560	1,718
1.31%, 10/25/2030, Series K120, Class XAM(4)	31,375	2,236
1.48%, 03/25/2026, Series K055, Class X1(4)	25,481	799
1.48%, 01/25/2030, Series K106, Class X1(4)	134,276	9,456
1.64%, 01/25/2030, Series K107, Class A2	1,890	1,582
1.68%, 05/25/2030, Series K111, Class X1(4)	28,031	2,356
1.89%, 01/25/2032, Series K138, Class AM	4,300	3,473
2.13%, 11/25/2031, Series K136, Class A2	14,260	11,914
2.40%, 03/25/2032, Series K142, Class A2	13,700	11,661
2.81%, 09/25/2024, Series KJ14, Class A2	2,788	2,714
2.92%, 06/25/2032, Series K146, Class A2	9,700	8,582
3.08%, 01/25/2031, Series K152, Class A2	4,126	3,752
3.12%, 06/25/2027, Series K066, Class A2	4,263	4,019
3.19%, 09/25/2027, Series K069, Class A2(4)	11,650	10,988
3.19%, 07/25/2027, Series K067, Class A2	9,215	8,699
3.24%, 04/25/2027, Series K065, Class A2	7,030	6,678
3.24%, 08/25/2027, Series K068, Class A2	13,296	12,570
3.30%, 11/25/2027, Series K070, Class A2(4)	4,589	4,344
3.33%, 05/25/2027, Series K065, Class AM	1,779	1,686
3.34%, 04/25/2028, Series W5FX, Class AFX(4)	3,315	3,076
3.51%, 03/25/2029, Series K091, Class A2	2,527	2,395
3.71%, 09/25/2032, Series K-150, Class A2(4)	11,105	10,457
3.80%, 10/25/2032, Series K-151, Class A2(4)	12,850	12,185
3.82%, 12/25/2032, Series K-153, Class A2(4)	10,300	9,775
3.85%, 06/25/2028, Series K078, Class A2	7,875	7,628
3.90%, 10/25/2033, Series K158, Class A3(4)	6,500	6,144
Freddie Mac Non Gold Pool
3.83% (1 Year LIBOR USD + 1.58%, 1.58% Floor, 11.73% Cap), 12/01/2036(3)	46	45
3.85% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 11.32% Cap), 10/01/2036(3)	12	11
3.88% (1 Year CMT Index + 2.13%, 2.13% Floor, 12.13% Cap), 07/01/2026(3)	2	2
3.89% (1 Year LIBOR USD + 1.64%, 1.64% Floor, 11.05% Cap), 11/01/2036(3)	23	23
3.92% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.29% Cap), 08/01/2035(3)	5	5
3.92% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.97% Cap), 12/01/2036(3)	96	97
3.94% (1 Year LIBOR USD + 1.69%, 1.69% Floor, 11.32% Cap), 12/01/2036(3)	4	4
3.97% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.05% Cap), 11/01/2036(3)	11	10
3.99% (1 Year LIBOR USD + 1.74%, 1.75% Floor, 11.49% Cap), 11/01/2036(3)	17	17
4.00% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 11.75% Cap), 11/01/2037(3)	5	4
4.02% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 11.29% Cap), 09/01/2036(3)	15	15
4.02% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 10.09% Cap), 02/01/2036(3)	6	6
4.07% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.86% Cap), 07/01/2036(3)	9	9
4.07% (1 Year LIBOR USD + 1.70%, 1.70% Floor, 11.06% Cap), 02/01/2037(3)	8	8
4.12% (1 Year LIBOR USD + 1.87%, 1.87% Floor, 11.99% Cap), 07/01/2037(3)	2	2
4.16% (1 Year LIBOR USD + 1.78%, 1.78% Floor, 10.73% Cap), 01/01/2037(3)	17	17
4.19% (1 Year LIBOR USD + 1.95%, 1.95% Floor, 11.15% Cap), 12/01/2036(3)	33	32
4.31% (1 Year CMT Index + 2.11%, 2.11% Floor, 12.37% Cap), 01/01/2027(3)	1	1
4.31% (1 Year CMT Index + 2.25%, 2.25% Floor, 11.40% Cap), 11/01/2036(3)	35	36
4.33% (1 Year LIBOR USD + 1.90%, 1.90% Floor, 11.34% Cap), 02/01/2037(3)	14	14
4.34% (1 Year CMT Index + 2.24%, 2.24% Floor, 9.66% Cap), 11/01/2036(3)	14	14
4.36% (1 Year CMT Index + 2.23%, 2.23% Floor, 9.36% Cap), 12/01/2033(3)	11	11
4.36% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.08% Cap), 02/01/2036(3)	20	20
4.38% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.88% Cap), 01/01/2035(3)	17	16
4.38% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.06% Cap), 01/01/2035(3)	53	53
4.38% (1 Year LIBOR USD + 1.88%, 1.88% Floor, 11.17% Cap), 09/01/2036(3)	51	51
4.38% (1 Year LIBOR USD + 2.13%, 2.13% Floor, 10.93% Cap), 12/01/2036(3)	1	1
4.40% (1 Year LIBOR USD + 1.84%, 1.84% Floor, 9.14% Cap), 07/01/2040(3)	14	14
4.42% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.33% Cap), 07/01/2036(3)	17	17
4.45% (1 Year LIBOR USD + 2.20%, 2.20% Floor, 10.78% Cap), 10/01/2036(3)	20	20
4.47% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.10% Cap), 09/01/2032(3)	2	2
4.48% (1 Year CMT Index + 2.36%, 2.36% Floor, 10.88% Cap), 10/01/2036(3)	12	11
4.49% (1 Year CMT Index + 2.25%, 2.25% Floor, 11.68% Cap), 04/01/2030(3)(11)	0	0
4.54% (1 Year LIBOR USD + 2.04%, 2.04% Floor, 10.84% Cap), 03/01/2036(3)	32	31
4.56% (1 Year LIBOR USD + 2.04%, 2.04% Floor, 10.96% Cap), 05/01/2037(3)	26	26
4.63% (1 Year LIBOR USD + 2.03%, 2.03% Floor, 11.07% Cap), 04/01/2038(3)	18	18
4.66% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.60% Cap), 09/01/2034(3)	44	44
4.67% (1 Year LIBOR USD + 1.98%, 1.98% Floor, 10.62% Cap), 04/01/2037(3)	24	23

4.73% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.36% Cap), 05/01/2033(3)	44	43
4.76% (1 Year LIBOR USD + 2.42%, 2.43% Floor, 12.06% Cap), 03/01/2037(3)	3	3
4.81% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 9.13% Cap), 04/01/2034(3)	6	6
4.91% (6 Month LIBOR USD + 2.12%, 2.12% Floor, 11.05% Cap), 05/01/2037(3)	2	2
4.97% (1 Year LIBOR USD + 1.86%, 1.86% Floor, 10.88% Cap), 05/01/2038(3)	4	4
5.23% (1 Year LIBOR USD + 1.99%, 1.99% Floor, 10.89% Cap), 06/01/2036(3)	51	50
5.25% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.58% Cap), 05/01/2036(3)	10	10
5.26% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.66% Cap), 05/01/2036(3)	34	34
5.28% (1 Year LIBOR USD + 2.47%, 2.47% Floor, 11.60% Cap), 03/01/2036(3)	8	8
5.29% (1 Year LIBOR USD + 1.95%, 1.95% Floor, 11.00% Cap), 06/01/2036(3)	59	59
5.52% (1 Year LIBOR USD + 2.33%, 2.33% Floor, 10.91% Cap), 05/01/2036(3)	5	5
5.56% (1 Year LIBOR USD + 2.18%, 2.18% Floor, 11.04% Cap), 05/01/2037(3)	26	25
6.00% (6 Month LIBOR USD + 1.62%, 1.62% Floor, 12.25% Cap), 08/01/2036(3)	18	18
6.02% (6 Month LIBOR USD + 2.14%, 2.14% Floor, 12.14% Cap), 12/01/2035(3)	8	8
6.02% (6 Month LIBOR USD + 1.79%, 1.79% Floor, 12.87% Cap), 08/01/2036(3)	17	17
6.05% (6 Month LIBOR USD + 1.79%, 1.79% Floor, 12.50% Cap), 07/01/2036(3)	21	21
6.14% (6 Month LIBOR USD + 1.70%, 1.70% Floor, 12.39% Cap), 10/01/2036(3)	23	23
6.26% (6 Month LIBOR USD + 1.84%, 1.84% Floor, 12.19% Cap), 03/01/2037(3)	31	31
6.31% (6 Month LIBOR USD + 2.11%, 2.11% Floor, 12.44% Cap), 02/01/2037(3)	24	25
6.31% (6 Month LIBOR USD + 1.76%, 1.76% Floor, 12.99% Cap), 10/01/2036(3)	51	51
6.42% (6 Month LIBOR USD + 1.67%, 1.67% Floor, 10.42% Cap), 01/01/2037(3)	5	5
6.57% (6 Month LIBOR USD + 1.86%, 1.86% Floor, 12.35% Cap), 10/01/2036(3)	19	19
6.59% (6 Month LIBOR USD + 1.56%, 1.56% Floor, 11.81% Cap), 05/01/2037(3)	38	38
6.69% (6 Month LIBOR USD + 2.01%, 2.01% Floor, 12.43% Cap), 05/01/2037(3)	6	6
7.00% (6 Month LIBOR USD + 2.01%, 2.01% Floor, 12.23% Cap), 05/01/2037(3)	25	25
Freddie Mac Pool
1.50%, 12/01/2040	11,839	9,645
1.50%, 11/01/2050	7,556	5,844
1.80%, 11/01/2028	14,000	12,052
2.00%, 08/01/2035	5,143	4,575
2.00%, 06/01/2036	2,058	1,825
2.00%, 06/01/2040	1,430	1,231
2.00%, 12/01/2041	9,547	8,045
2.00%, 12/01/2041	17,794	15,118
2.00%, 03/01/2042	12,153	10,322
2.00%, 09/01/2050	3,776	3,106
2.00%, 09/01/2050	5,404	4,445
2.00%, 11/01/2050	1,693	1,392
2.00%, 12/01/2050	1,564	1,286
2.00%, 03/01/2051	5,293	4,336
2.00%, 05/01/2051	917	752
2.00%, 05/01/2051	8,224	6,796
2.00%, 05/01/2051	11,048	9,050
2.00%, 08/01/2051	5,118	4,182
2.00%, 08/01/2051	14,680	12,002
2.00%, 09/01/2051	8,928	7,338
2.00%, 11/01/2051	374	306
2.00%, 11/01/2051	431	352
2.00%, 11/01/2051	11,903	9,712
2.00%, 12/01/2051	3,460	2,828
2.00%, 12/01/2051	4,836	3,964
2.00%, 02/01/2052	7,084	5,560
2.00%, 02/01/2052	17,518	14,361
2.50%, 07/01/2035	386	352
2.50%, 12/01/2035	1,001	915
2.50%, 02/01/2042	10,465	9,112
2.50%, 04/01/2042	8,354	7,255
2.50%, 07/01/2050	1,435	1,189
2.50%, 07/01/2050	14,303	12,216
2.50%, 07/01/2050	22,009	18,740
2.50%, 09/01/2050	861	735
2.50%, 10/01/2050	6,724	5,738
2.50%, 11/01/2050	2,096	1,788
2.50%, 02/01/2051	12,206	10,470
2.50%, 02/01/2051	12,509	10,757
2.50%, 02/01/2051	12,599	10,890
2.50%, 03/01/2051	634	545
2.50%, 04/01/2051	23,832	20,319
2.50%, 05/01/2051	6,706	5,703
2.50%, 05/01/2051	8,714	7,421
2.50%, 06/01/2051	1,355	1,153
2.50%, 08/01/2051	6,806	5,805
2.50%, 09/01/2051	9,638	8,199
2.50%, 10/01/2051	2,418	2,056
2.50%, 11/01/2051	10,788	9,262
2.50%, 11/01/2051	12,948	11,101
2.50%, 11/01/2051	17,231	14,714
2.50%, 02/01/2052	3,429	2,928
2.50%, 02/01/2052	4,988	4,236
2.50%, 02/01/2052	7,028	5,992
2.50%, 03/01/2052	51	44
2.50%, 03/01/2052	73	62
2.50%, 03/01/2052	73	62

2.50%, 04/01/2052	5,722	4,904
2.50%, 06/01/2052	895	760
2.50%, 07/01/2053	64	55
3.00%, 01/01/2046	7,693	6,890
3.00%, 08/01/2048	2,282	2,039
3.00%, 02/01/2049	9,812	8,833
3.00%, 10/01/2049	1,308	1,161
3.00%, 11/01/2049	1,028	913
3.00%, 12/01/2049	464	413
3.00%, 01/01/2050	1,453	1,294
3.00%, 01/01/2050	1,459	1,296
3.00%, 01/01/2050	2,022	1,797
3.00%, 02/01/2050	7,272	6,479
3.00%, 02/01/2050	10,285	9,131
3.00%, 04/01/2050	847	755
3.00%, 06/01/2050	610	540
3.00%, 06/01/2050	7,623	6,799
3.00%, 07/01/2050	4,773	4,253
3.00%, 09/01/2050	49	43
3.00%, 09/01/2050	1,089	974
3.00%, 03/01/2051	1,945	1,725
3.00%, 04/01/2051	12,367	10,941
3.00%, 06/01/2051	2,867	2,526
3.00%, 01/01/2052	8,639	7,633
3.00%, 02/01/2052	978	868
3.00%, 02/01/2052	7,532	6,639
3.00%, 02/01/2052	10,280	9,108
3.00%, 02/01/2052	22,843	20,133
3.00%, 04/01/2052	11,041	9,723
3.50%, 08/01/2035	3,691	3,530
3.50%, 02/01/2042	823	770
3.50%, 08/01/2044	2,053	1,912
3.50%, 10/01/2047	185	171
3.50%, 03/01/2048	3,855	3,558
3.50%, 10/01/2049	1,140	1,053
3.50%, 01/01/2051	11,330	10,453
3.50%, 04/01/2052	18,572	16,927
3.50%, 04/01/2052	31,352	28,769
3.50%, 09/01/2052	265	241
3.70%, 06/01/2034	11,150	10,408
3.75%, 08/01/2032	15,000	14,080
4.00%, 04/01/2038	1,950	1,882
4.00%, 06/01/2038	883	852
4.00%, 02/01/2046	3,955	3,803
4.00%, 01/01/2049	2,911	2,776
4.00%, 07/01/2049	9,433	9,020
4.00%, 05/01/2050	386	369
4.00%, 02/01/2051	3,698	3,493
4.00%, 06/01/2052	13,176	12,372
4.00%, 08/01/2052	17,482	16,414
4.00%, 10/01/2052	12,503	11,743
4.50%, 06/01/2048	2,814	2,760
4.50%, 12/01/2048	3,234	3,161
4.50%, 09/01/2050	4,786	4,673
4.50%, 05/01/2052	933	897
4.50%, 07/01/2052	1,495	1,438
4.50%, 08/01/2052	62,227	59,839
4.50%, 09/01/2052	5,350	5,144
4.50%, 10/01/2052	9,745	9,370
4.50%, 11/01/2052	8,081	7,770
5.00%, 07/01/2052	5,820	5,708
5.00%, 10/01/2052	3,593	3,524
5.00%, 07/01/2053	2,595	2,543
5.50%, 11/01/2052	11,365	11,322
5.50%, 06/01/2053	7,567	7,534
6.00%, 12/01/2052	4,724	4,766
6.00%, 06/01/2053	7,775	7,845
Freddie Mac Reference REMIC
6.00%, 04/15/2036, Series R006, Class ZA	136	141
6.00%, 05/15/2036, Series R007, Class ZA	183	188
Freddie Mac REMICS
0.00%, 02/15/2024, Series 1865, Class D(11)	0	0
0.00%, 05/15/2024, Series 2306, Class K(11)	0	0
0.00%, 09/15/2032, Series 3393, Class JO	480	411
0.00%, 12/15/2032, Series 2835, Class QO	9	7
0.00%, 07/15/2034, Series 3611, Class PO	50	42
0.00%, 02/15/2035, Series 2990, Class GO	16	13
0.00%, 04/15/2035, Series 3077, Class TO	9	9
0.00%, 08/15/2035, Series 3014, Class OD	4	3
0.00%, 09/15/2035, Series 3029, Class SO	12	11
0.00%, 02/15/2036, Series 3117, Class OG	8	7
0.00%, 02/15/2036, Series 3117, Class OK	11	9
0.00%, 02/15/2036, Series 3117, Class EO	13	11

0.00%, 02/15/2036, Series 3117, Class AO	25	23
0.00%, 03/15/2036, Series 3134, Class PO	3	3
0.00%, 03/15/2036, Series 3122, Class OP	14	13
0.00%, 03/15/2036, Series 3122, Class OH	16	13
0.00%, 04/15/2036, Series 3138, Class PO	17	14
0.00%, 04/15/2036, Series 3607, Class AO	30	25
0.00%, 04/15/2036, Series 3147, Class PO	30	26
0.00%, 04/15/2036, Series 3607, Class BO	56	47
0.00%, 05/15/2036, Series 3233, Class OP	4	3
0.00%, 05/15/2036, Series 3149, Class SO	9	7
0.00%, 05/15/2036, Series 3151, Class PO	19	16
0.00%, 05/15/2036, Series 3153, Class EO	24	20
0.00%, 06/15/2036, Series 3171, Class MO	35	31
0.00%, 07/15/2036, Series 3179, Class OA	11	9
0.00%, 08/15/2036, Series 3200, Class PO	18	15
0.00%, 09/15/2036, Series 3218, Class AO	8	6
0.00%, 09/15/2036, Series 3213, Class OA	9	8
0.00%, 10/15/2036, Series 3225, Class EO	19	16
0.00%, 12/15/2036, Series 3256, Class PO	11	9
0.00%, 01/15/2037, Series 3261, Class OA	11	9
0.00%, 02/15/2037, Series 3274, Class JO	3	3
0.00%, 02/15/2037, Series 3510, Class OD	27	23
0.00%, 03/15/2037, Series 3286, Class PO	1	1
0.00%, 04/15/2037, Series 3373, Class TO	11	9
0.00%, 05/15/2037, Series 3318, Class AO(11)	1	0
0.00%, 05/15/2037, Series 3316, Class PO	20	16
0.00%, 05/15/2037, Series 3607, Class PO	113	91
0.00%, 06/15/2037, Series 3326, Class JO	2	1
0.00%, 06/15/2037, Series 3331, Class PO	10	9
0.00%, 07/15/2037, Series 3607, Class OP	164	133
0.00%, 09/15/2037, Series 3365, Class PO	16	13
0.00%, 10/15/2039, Series 3607, Class TO	53	43
0.00%, 01/15/2040, Series 3802, Class LS(4)	271	11
0.00%, 01/15/2040, Series 3621, Class BO	47	39
0.00%, 10/15/2049, Series 3582, Class PO	210	181
0.00% (30-day Average SOFR + 3.55%, 3.55% Cap), 10/25/2050, Series 5021, Class SB(3)(10)	14,202	422
0.00% (30-day Average SOFR + 3.50%, 3.50% Cap), 05/25/2052, Series 5222, Class SA(3)(10)	2,102	31
0.19% (1 Month LIBOR USD + 17.50%, 17.50% Cap), 02/15/2040, Series 3632, Class BS(3)(10)	142	133
0.66% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 08/15/2038, Series 3481, Class SJ(3)(10)	97	7
0.81% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 01/15/2038, Series 3404, Class SC(3)(10)	148	9
0.81% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/15/2039, Series 3511, Class SA(3)(10)	41	2
0.81% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 10/15/2040, Series 3740, Class SB(3)(10)	116	6
0.81% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 10/15/2040, Series 3740, Class SC(3)(10)	106	9
0.91% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 05/15/2039, Series 3531, Class SM(3)(10)(11)	7	0
0.95% (1 Month LIBOR USD + 6.14%, 6.14% Cap), 01/15/2037, Series 3260, Class CS(3)(10)	17	1
1.01% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 06/15/2038, Series 3455, Class SE(3)(10)	66	7
1.06% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 12/15/2039, Series 3608, Class SC(3)(10)	36	2
1.11% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 05/15/2039, Series 3531, Class SA(3)(10)	56	1
1.23% (1 Month LIBOR USD + 6.42%, 6.42% Cap), 11/15/2037, Series 3387, Class SA(3)(10)	129	9
1.26% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 03/15/2037, Series 3290, Class SB(3)(10)	34	2
1.26% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 11/15/2037, Series 3383, Class SA(3)(10)	76	7
1.41% (1 Month LIBOR USD + 6.60%, 6.60% Cap), 07/15/2037, Series 3344, Class SL(3)(10)	18	2
1.46% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 08/15/2036, Series 3202, Class HI(3)(10)	241	19
1.51% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 10/15/2036, Series 3232, Class ST(3)(10)	29	2
1.61% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 04/15/2038, Series 3424, Class PI(3)(10)	78	7
1.91% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 07/15/2036, Series 3194, Class SA(3)(10)	5	1
2.00%, 12/25/2051, Series 5190, Class EC	8,277	7,098
2.00%, 02/25/2052, Series 5197, Class EA	8,311	7,101
2.69% (1 Month LIBOR USD + 20.00%, 20.00% Cap), 11/15/2035, Series 3064, Class SG(3)(10)	15	16
2.74% (10 Year CMT Index + -0.85%, 10.00% Cap), 03/15/2024, Series 1709, Class FA(3)(11)	0	0
2.76% (1 Month LIBOR USD + 7.95%, 7.95% Cap), 03/15/2032, Series 2444, Class ES(3)(10)	12	1
2.81% (1 Month LIBOR USD + 8.00%, 8.00% Cap), 02/15/2032, Series 2475, Class S(3)(10)	30	3
2.81% (1 Month LIBOR USD + 8.00%, 8.00% Cap), 03/15/2032, Series 2450, Class SW(3)(10)	8	1
2.90% (1 Month LIBOR USD + 13.29%, 13.29% Cap), 07/15/2033, Series 2692, Class SC(3)(10)	13	12
2.96% (10 Year CMT Index + -0.70%, 10.00% Cap), 07/15/2023, Series 1541, Class O(3)(11)	0	0
3.00%, 08/15/2033, Series 4238, Class WY	248	231
3.00%, 06/15/2043, Series 4217, Class KY	206	179
3.00%, 12/15/2047, Series 4740, Class P	1,051	939
3.00%, 10/25/2050, Series 5019, Class IP	2,031	305
3.34% (1 Month LIBOR USD + 8.01%, 8.01% Cap), 10/15/2033, Series 2733, Class SB(3)(10)	241	224
3.41% (1 Month LIBOR USD + 8.60%, 3.00% Floor, 8.60% Cap), 07/15/2023, Series 2638, Class DS(3)(10)(11)	0	0
3.46% (1 Month LIBOR USD + 8.65%, 8.65% Cap), 02/15/2032, Series 2410, Class QX(3)(10)(11)	6	0
3.50%, 01/15/2026, Series 3793, Class AB	298	290
3.50%, 01/15/2042, Series 3989, Class JW	1,323	1,222
3.50%, 09/25/2044, Series 5230, Class DM	15,948	15,058
3.50%, 02/15/2047, Series 4661, Class KZ	12,421	11,219
3.50%, 08/15/2047, Series 4710, Class KZ	16,425	14,840
3.50%, 11/15/2047, Series 4739, Class Z	1,903	1,745
3.50%, 12/15/2047, Series 4746, Class ZN	5,902	5,414
3.50%, 01/25/2051, Series 5228, Class BH	6,077	5,728
3.50%, 10/15/2053, Series 4821, Class MA	2,153	2,053
3.63% (1 Month LIBOR USD + 17.03%, 17.03% Cap), 06/15/2035, Series 2990, Class WP(3)(10)(11)	0	0
3.70%, 02/15/2039, Series 3546, Class A(4)	31	31

3.89% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 08/15/2025, Series 3022, Class SX(3)(10)	1	1
4.00%, 12/15/2024, Series 3614, Class QB	19	18
4.00%, 11/15/2041, Series 3957, Class B	136	130
4.00%, 12/15/2041, Series 3966, Class NA	125	120
4.00%, 11/25/2051, Series 5249, Class AB	8,380	7,955
4.16% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 07/15/2037, Series 4048, Class FJ(3)	262	255
4.21% (1 Month LIBOR USD + 6.80%, 4.00% Floor, 6.80% Cap), 07/15/2033, Series 2642, Class SL(3)(10)(11)	0	0
4.47% (1 Month LIBOR USD + 17.45%, 17.45% Cap), 02/15/2038, Series 3422, Class SE(3)(10)	6	6
4.50%, 06/15/2025, Series 3684, Class CY	66	65
4.50%, 12/15/2039, Series 3610, Class CA	1,397	1,349
4.50%, 05/15/2041, Series 3852, Class CE	374	365
4.50%, 09/15/2043, Series 4247, Class AY	1,000	969
5.00%, 11/15/2023, Series 2709, Class PG	5	5
5.00%, 12/15/2023, Series 2720, Class PC(11)	0	0
5.00%, 12/15/2024, Series 2903, Class Z	3	3
5.00%, 04/15/2030, Series 3654, Class DC	480	475
5.00%, 07/15/2033, Series 2653, Class PZ	163	160
5.00%, 01/15/2034, Series 3920, Class LP	117	116
5.00%, 12/15/2040, Series 3770, Class ZB	642	644
5.00%, 05/15/2041, Series 3860, Class PZ	1,268	1,254
5.07% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 11/15/2033, Series 2780, Class SY(3)(10)	5	5
5.18% (1 Month LIBOR USD + 28.03%, 28.03% Cap), 10/15/2025, Series 3051, Class DP(3)(10)	3	3
5.24% (1 Month LIBOR USD + 14.76%, 14.76% Cap), 09/15/2033, Series 2671, Class S(3)(10)	9	10
5.26% (1 Month LIBOR USD + 33.83%, 33.83% Cap), 04/15/2025, Series 2967, Class S(3)(10)	1	1
5.31% (1 Month LIBOR USD + 28.16%, 28.16% Cap), 02/15/2035, Series 2929, Class MS(3)(10)	20	18
5.33% (1 Month LIBOR USD + 14.85%, 14.85% Cap), 06/15/2033, Series 2631, Class SA(3)(10)	32	33
5.38% (1 Month LIBOR USD + 19.66%, 19.66% Cap), 06/15/2036, Series 3523, Class SD(3)(10)	12	11
5.49% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 06/15/2035, Series 2988, Class AF(3)	41	40
5.50%, 11/15/2023, Series 2710, Class HB(11)	0	0
5.50%, 02/15/2034, Series 2744, Class PE(11)	0	0
5.50%, 08/15/2036, Series 3645, Class KZ	26	26
5.50%, 08/15/2036, Series 3200, Class AY	73	74
5.50%, 03/15/2038, Series 3423, Class PB	196	199
5.50%, 05/15/2038, Series 3453, Class B	9	9
5.50%, 01/15/2039, Series 3501, Class CB	83	84
5.50% (1 Month LIBOR USD + 27.21%, 5.50% Cap), 05/15/2041, Series 3852, Class QN(3)(10)	80	77
5.50% (1 Month LIBOR USD + 27.50%, 5.50% Cap), 05/15/2041, Series 3852, Class TP(3)(10)	201	203
5.52% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 01/15/2036, Series 3102, Class HS(3)(10)	3	3
5.59% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap), 05/15/2035, Series 2981, Class FA(3)	26	25
5.59% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 10/15/2041, Series 4048, Class FB(3)	203	201
5.59% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 09/15/2042, Series 4106, Class DF(3)	270	264
5.63% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 6.50% Cap), 02/15/2037, Series 3275, Class FL(3)	15	15
5.64% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap), 08/15/2042, Series 4091, Class TF(3)	906	887
5.65%, 10/15/2038, Series 3895, Class WA(4)	34	34
5.69% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 03/15/2042, Series 4012, Class FN(3)	372	365
5.69% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 07/15/2042, Series 4077, Class FB(3)	155	151
5.71% (1 Month LIBOR USD + 16.10%, 16.10% Cap), 02/15/2032, Series 2412, Class SP(3)(10)	14	15
5.74% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 12/15/2040, Series 3996, Class XF(3)	221	220
5.74% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 03/15/2041, Series 4013, Class QF(3)	205	204
5.79% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.00% Cap), 03/15/2024, Series 1699, Class FC(3)(11)	0	0
5.79% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 8.50% Cap), 01/15/2029, Series 2388, Class FB(3)	5	5
5.79% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.50% Cap), 12/15/2033, Series 2722, Class PF(3)	81	81
5.79% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 09/15/2037, Series 3371, Class FA(3)	8	8
5.87% (1 Month LIBOR USD + 22.75%, 22.75% Cap), 10/15/2023, Series 1602, Class SA(3)(10)(11)	0	0
5.87% (1 Month LIBOR USD + 0.68%, 0.68% Floor, 7.00% Cap), 11/15/2037, Series 3386, Class KF(3)	276	275
5.89% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 9.00% Cap), 02/15/2027, Series 1935, Class FL(3)(11)	0	0
5.94% (1 Month LIBOR USD + 0.75%, 0.75% Floor, 8.50% Cap), 12/15/2032, Series 2571, Class FY(3)	19	20
5.99% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 7.50% Cap), 08/15/2035, Series 3085, Class WF(3)	23	24
6.00% (1 Month LIBOR USD + 19.50%, 19.50% Cap), 02/15/2032, Series 2410, Class QS(3)(10)	16	17
6.00%, 11/15/2023, Series 1642, Class PJ(11)	0	0
6.00%, 06/15/2024, Series 1737, Class L	1	1
6.00%, 05/15/2027, Series 1981, Class Z	4	4
6.00%, 07/15/2028, Series 2070, Class C	4	4
6.00%, 09/15/2028, Series 2086, Class GB	1	1
6.00%, 11/15/2028, Series 2095, Class PE	9	9
6.00%, 12/15/2028, Series 2106, Class ZD	21	21
6.00%, 01/15/2029, Series 2110, Class PG	26	26
6.00%, 02/15/2029, Series 2125, Class JZ	6	6
6.00%, 09/15/2032, Series 2500, Class MC	21	21
6.00%, 12/15/2032, Series 2544, Class HC	15	15
6.00%, 12/15/2032, Series 2543, Class YX	39	40
6.00%, 01/15/2033, Series 2552, Class ME	25	25
6.00%, 02/15/2033, Series 2567, Class QD	22	22
6.00%, 02/15/2033, Series 2575, Class ME	97	99
6.00%, 03/15/2033, Series 2596, Class QG	15	15
6.00%, 05/15/2034, Series 2802, Class OH	34	34
6.00%, 04/15/2035, Series 2968, Class EH	508	509
6.00%, 01/15/2036, Series 3101, Class UZ	56	58
6.00%, 03/15/2036, Series 3122, Class ZB	3	3
6.00%, 04/15/2036, Series 3219, Class DI	29	5
6.00%, 04/15/2036, Series 3137, Class XP	41	43
6.00%, 04/15/2036, Series 3819, Class ZQ	295	302
6.00%, 06/15/2036, Series 3164, Class MG	7	8

6.00%, 02/15/2037, Series 3274, Class B	23	23
6.00%, 04/15/2037, Series 3302, Class UT	28	29
6.00%, 05/15/2037, Series 3315, Class HZ	21	21
6.00%, 06/15/2038, Series 3461, Class LZ	7	8
6.00%, 06/15/2038, Series 3461, Class Z	169	170
6.09% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 9.00% Cap), 02/15/2032, Series 2418, Class FO(3)	16	16
6.14% (1 Month LIBOR USD + 18.60%, 18.60% Cap), 12/15/2032, Series 2571, Class SY(3)(10)	11	11
6.25%, 10/15/2023, Series 1591, Class PV(11)	0	0
6.25%, 08/15/2028, Series 2075, Class PM	13	13
6.25%, 02/15/2029, Series 2126, Class CB	24	24
6.38%, 02/15/2032, Series 2410, Class OE	3	3
6.39% (1 Month LIBOR USD + 1.20%, 1.20% Floor, 7.00% Cap), 07/15/2039, Series 3549, Class FA(3)	6	6
6.50%, 09/15/2023, Series 1608, Class L	1	1
6.50%, 12/15/2023, Series 1983, Class Z(11)	0	0
6.50%, 12/15/2023, Series 2283, Class K(11)	0	0
6.50%, 03/15/2026, Series 1829, Class ZB(11)	0	0
6.50%, 07/15/2026, Series 1863, Class Z	1	1
6.50%, 01/15/2027, Series 1927, Class ZA	2	2
6.50%, 12/15/2027, Series 2019, Class Z	3	3
6.50%, 06/15/2028, Series 2063, Class PG	5	5
6.50%, 08/15/2028, Series 2075, Class PH	12	12
6.50%, 05/15/2031, Series 2313, Class LA	2	2
6.50%, 08/15/2031, Series 2351, Class PZ	6	6
6.50%, 08/15/2031, Series 2345, Class NE	6	7
6.50%, 08/15/2031, Series 2344, Class ZJ	9	9
6.50%, 08/15/2031, Series 2344, Class ZD	71	72
6.50%, 10/15/2031, Series 2367, Class ME	8	8
6.50%, 01/15/2032, Series 2399, Class OH	9	9
6.50%, 01/15/2032, Series 2399, Class TH	10	10
6.50%, 02/15/2032, Series 2410, Class NG	12	12
6.50%, 02/15/2032, Series 2420, Class XK	15	16
6.50%, 03/15/2032, Series 2430, Class WF	18	18
6.50%, 03/15/2032, Series 2423, Class TB	20	20
6.50%, 04/15/2032, Series 2441, Class GF	5	5
6.50%, 04/15/2032, Series 2435, Class CJ	27	27
6.50%, 04/15/2032, Series 2434, Class ZA	31	32
6.50%, 05/15/2032, Series 2455, Class GK	14	14
6.50%, 06/15/2032, Series 2466, Class DH	6	6
6.50%, 06/15/2032, Series 2458, Class ZM	11	11
6.50%, 06/15/2032, Series 2466, Class PH	17	17
6.50%, 07/15/2032, Series 2474, Class NR	17	17
6.50%, 07/15/2032, Series 2484, Class LZ	20	21
6.50%, 03/15/2033, Series 2586, Class WI	9	1
6.50%, 07/15/2036, Series 3195, Class PD	28	28
6.50%, 07/15/2036, Series 3181, Class AZ	33	34
6.62% (1 Month LIBOR USD + 70.64%, 9.00% Cap), 03/15/2037, Series 3443, Class SY(3)(10)	10	10
7.00%, 09/15/2023, Series 1573, Class PZ(11)	0	0
7.00%, 01/15/2024, Series 1658, Class GZ(11)	0	0
7.00%, 02/15/2024, Series 1671, Class L(11)	0	0
7.00%, 03/15/2024, Series 1695, Class EB(11)	0	0
7.00%, 03/15/2024, Series 1706, Class K	1	1
7.00%, 03/15/2028, Series 2038, Class PN(11)	3	0
7.00%, 06/15/2028, Series 2064, Class TE	1	1
7.00%, 10/15/2028, Series 2089, Class PJ(11)	5	0
7.00%, 04/15/2029, Series 2141, Class IO(11)	0	0
7.00%, 06/15/2029, Series 2169, Class TB	23	24
7.00%, 07/15/2029, Series 2172, Class QC	13	14
7.00%, 08/15/2029, Series 2176, Class OJ	7	7
7.00%, 01/15/2030, Series 2208, Class PG	12	13
7.00%, 10/15/2030, Series 2259, Class ZM	10	10
7.00%, 03/15/2031, Series 2296, Class PD	7	7
7.00%, 06/15/2031, Series 2325, Class PM	4	4
7.00%, 07/15/2031, Series 2332, Class ZH	12	12
7.00%, 03/15/2032, Series 2423, Class MC	11	11
7.00%, 03/15/2032, Series 2423, Class MT	13	14
7.00%, 04/15/2032, Series 2436, Class MC	6	6
7.00%, 04/15/2032, Series 2434, Class TC	24	25
7.00%, 05/15/2032, Series 2450, Class GZ	14	15
7.00%, 12/15/2036, Series 3704, Class CT	576	606
7.01% (10 Year CMT Index + 10.60%, 10.00% Cap), 05/15/2024, Series 2306, Class SE(3)(10)(11)	1	0
7.25%, 07/15/2027, Series 1970, Class PG(11)	0	0
7.25%, 09/15/2030, Series 2256, Class MC	7	7
7.25%, 12/15/2030, Series 2271, Class PC	10	10
7.41% (1 Month LIBOR USD + 2.22%, 8.32% Cap), 07/15/2034, Series 3305, Class MG(3)	20	20
7.50%, 04/15/2024, Series 1720, Class PL(11)	0	0
7.50%, 08/15/2024, Series 1745, Class D	1	1
7.50%, 09/15/2026, Series 1890, Class H	1	1
7.50%, 01/15/2027, Series 1963, Class Z	2	2
7.50%, 01/15/2027, Series 1927, Class PH	5	6
7.50%, 09/15/2027, Series 1987, Class PE	2	2
7.50%, 03/15/2028, Series 2040, Class PE	9	9
7.50%, 05/15/2028, Series 2054, Class PV	4	4
7.50%, 06/15/2029, Series 2163, Class PC(11)	2	0

7.50%, 11/15/2029, Series 2196, Class TL(11)	0	0
7.50%, 05/15/2030, Series 2234, Class PZ	4	4
7.50%, 08/15/2030, Series 2247, Class Z	4	4
7.50%, 10/15/2030, Series 2262, Class Z	1	1
7.50%, 11/15/2036, Series 3704, Class DT	249	264
7.50%, 12/15/2036, Series 3704, Class ET	201	214
7.54%, 11/15/2046, Series 3688, Class GT(4)	285	302
7.55% (1 Month LIBOR USD + 10.13%, 19.24% Cap), 02/15/2024, Series 1686, Class SH(3)(10)(11)	0	0
8.00%, 09/15/2026, Series 1899, Class ZE	2	2
8.00%, 11/15/2029, Series 2201, Class C	4	4
8.00%, 01/15/2030, Series 2209, Class TC	3	4
8.00%, 01/15/2030, Series 2210, Class Z	14	14
8.00%, 03/15/2030, Series 2224, Class CB	3	3
8.00%, 04/15/2030, Series 2230, Class Z	4	5
8.14% (1 Month LIBOR USD + 30.55%, 30.55% Cap), 03/15/2029, Series 2132, Class SB(3)(10)	1	1
8.50%, 06/15/2031, Series 2359, Class ZB	11	12
10.00% (11th District Cost of Funds Index + 44.15%, 10.00% Cap), 02/15/2024, Series 1671, Class QC(3)(10)(11)	0	0
12.10% (1 Month LIBOR USD + 34.50%, 34.50% Cap), 09/15/2023, Series 2571, Class SK(3)(10)(11)	0	0
17.37% (ECOFIN + 27.47%, 27.47% Cap), 07/15/2023, Series 1541, Class M(3)(10)(11)	0	0
19.88% (ECOFIN + 31.43%, 31.43% Cap), 03/15/2024, Series 2033, Class SN(3)(10)(11)	0	0
Freddie Mac STACR REMIC Trust 2021-DNA3
7.17% (30-day Average SOFR + 2.10%), 10/25/2033, Series 2021-DNA3, Class M2(1)(3)	10,610	10,407
Freddie Mac STACR REMIC Trust 2021-DNA5
6.72% (30-day Average SOFR + 1.65%), 01/25/2034, Series 2021-DNA5, Class M2(1)(3)	860	859
Freddie Mac STACR REMIC Trust 2021-DNA7
5.92% (30-day Average SOFR + 0.85%), 11/25/2041, Series 2021-DNA7, Class M1(1)(3)	319	315
Freddie Mac STACR REMIC Trust 2021-HQA3
5.92% (30-day Average SOFR + 0.85%), 09/25/2041, Series 2021-HQA3, Class M1(1)(3)	21,832	21,178
Freddie Mac STACR REMIC Trust 2022-DNA1
6.07% (30-day Average SOFR + 1.00%), 01/25/2042, Series 2022-DNA1, Class M1A(1)(3)	6,094	5,988
Freddie Mac STACR REMIC Trust 2022-DNA2
6.37% (30-day Average SOFR + 1.30%), 02/25/2042, Series 2022-DNA2, Class M1A(1)(3)	4,013	3,990
Freddie Mac STACR REMIC Trust 2022-DNA6
7.22% (30-day Average SOFR + 2.15%), 09/25/2042, Series 2022-DNA6, Class M1A(1)(3)	2,144	2,157
Freddie Mac STACR REMIC Trust 2022-DNA7
7.57% (30-day Average SOFR + 2.50%), 03/25/2052, Series 2022-DNA7, Class M1A(1)(3)	6,151	6,203
Freddie Mac Strips
0.00%, 04/01/2028, Series 197, Class PO	19	17
0.00%, 09/15/2043, Series 310, Class PO	382	286
2.51% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 08/15/2036, Series 239, Class S30(3)(10)	161	20
3.00%, 08/15/2042, Series 267, Class 30	563	509
3.00%, 01/15/2043, Series 299, Class 300	121	110
3.50%, 07/15/2042, Series 262, Class 35	2,150	2,008
5.00%, 09/15/2035, Series 233, Class 12	46	7
5.00%, 09/15/2035, Series 233, Class 11	53	10
5.00%, 09/15/2035, Series 233, Class 13	86	15
5.69% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 08/15/2042, Series 270, Class F1(3)	427	415
5.74% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 07/15/2042, Series 264, Class F1(3)	726	708
5.74% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/15/2042, Series 272, Class F2(3)	381	371
Freddie Mac Structured Pass-Through Certificates
0.00%, 07/25/2043, Series T-57, Class 1AP	13	10
0.00%, 09/25/2043, Series T-58, Class APO	14	11
0.00%, 10/25/2043, Series T-59, Class 1AP	16	9
2.02%, 10/25/2037, Series T-76, Class 2A(4)	619	581
4.32%, 07/25/2032, Series T-41, Class 3A(4)	37	35
4.39%, 07/25/2033, Series T-48, Class 1A(4)	109	103
5.18% (12 Month U.S. Treasury Average + 1.20%, 1.20% Floor), 10/25/2044, Series T-62, Class 1A1(3)	237	218
5.23%, 05/25/2043, Series T-56, Class A5	372	358
6.50%, 02/25/2043, Series T-54, Class 2A	174	182
7.00%, 02/25/2043, Series T-54, Class 3A	56	59
7.00%, 10/25/2043, Series T-59, Class 1A2	188	190
7.50%, 02/25/2042, Series T-42, Class A5	149	150
7.50%, 08/25/2042, Series T-51, Class 2A(4)	30	31
7.50%, 07/25/2043, Series T-57, Class 1A3	35	37
7.50%, 09/25/2043, Series T-58, Class 4A	195	198
FREMF 2013-K35 Mortgage Trust
4.19%, 12/25/2046, Series 2013-K35, Class C(1)(4)	2,951	2,935
FREMF 2014-K40 Mortgage Trust
4.20%, 11/25/2047, Series 2014-K40, Class C(1)(4)	2,273	2,195
FREMF 2014-K41 Mortgage Trust
3.96%, 11/25/2047, Series 2014-K41, Class C(1)(4)	6,000	5,770
FREMF 2015-K44 Mortgage Trust
3.85%, 01/25/2048, Series 2015-K44, Class B(1)(4)	3,510	3,368
FREMF 2015-K45 Mortgage Trust
3.73%, 04/25/2048, Series 2015-K45, Class B(1)(4)	2,135	2,044
FREMF 2015-K49 Mortgage Trust
3.85%, 10/25/2048, Series 2015-K49, Class C(1)(4)	4,000	3,790
FREMF 2015-K51 Mortgage Trust
4.09%, 10/25/2048, Series 2015-K51, Class C(1)(4)	1,500	1,423
FREMF 2016-K52 Mortgage Trust
4.07%, 01/25/2049, Series 2016-K52, Class B(1)(4)	4,750	4,511
FREMF 2016-K59 Mortgage Trust
3.70%, 11/25/2049, Series 2016-K59, Class B(1)(4)	2,450	2,281

FREMF 2017-KGS1 Mortgage Trust
7.69% (1 Month LIBOR USD + 2.50%, 2.50% Floor), 10/25/2027, Series 2017-KGL1, Class BFL(1)(3)	4,424	4,172
FREMF 2019-K92 Mortgage Trust
4.34%, 05/25/2052, Series 2019-K92, Class B(1)(4)	6,595	6,104
Ginnie Mae
0.00%, 06/16/2033, Series 2003-52, Class AP	18	17
0.00%, 06/20/2034, Series 2004-46, Class PO	30	27
0.00%, 08/20/2035, Series 2010-14, Class CO	69	59
0.00%, 10/20/2035, Series 2005-82, Class PO	17	14
0.00%, 11/20/2035, Series 2010-14, Class BO	24	19
0.00%, 03/20/2036, Series 2006-16, Class OP	20	17
0.00%, 05/20/2036, Series 2006-22, Class AO	29	26
0.00%, 07/20/2036, Series 2006-34, Class PO	4	3
0.00%, 03/20/2037, Series 2007-57, Class PO	22	21
0.00%, 04/16/2037, Series 2007-17, Class JO	40	33
0.00%, 05/20/2037, Series 2007-28, Class BO	6	5
0.00%, 06/16/2037, Series 2007-36, Class HO	10	10
0.00%, 06/16/2037, Series 2007-35, Class PO	102	87
0.00%, 11/16/2037, Series 2009-79, Class OK	108	91
0.00%, 01/20/2038, Series 2008-1, Class PO	4	3
0.00%, 12/20/2040, Series 2010-157, Class OP	217	180
0.00% (1 Month LIBOR USD + 3.36%, 0.02% Cap), 01/20/2050, Series 2021-165, Class ST(3)(10)	2,682	1
0.00% (30-day Average SOFR + 3.50%, 3.50% Cap), 03/20/2052, Series 2022-46, Class S(3)(10)	4,505	64
0.00% (30-day Average SOFR + 3.50%, 3.50% Cap), 03/20/2052, Series 2022-51, Class SC(3)(10)	21,126	277
0.00% (30-day Average SOFR + 3.85%, 3.85% Cap), 04/20/2052, Series 2022-68, Class SP(3)(10)	5,567	87
0.00% (30-day Average SOFR + 3.85%, 3.85% Cap), 04/20/2052, Series 2022-66, Class SB(3)(10)	7,098	120
0.00% (30-day Average SOFR + 3.75%, 3.75% Cap), 04/20/2052, Series 2022-78, Class SB(3)(10)	12,279	189
0.00% (30-day Average SOFR + 3.60%, 3.60% Cap), 04/20/2052, Series 2022-78, Class MS(3)(10)	18,519	246
0.00% (30-day Average SOFR + 3.65%, 3.65% Cap), 05/20/2052, Series 2022-93, Class GS(3)(10)	4,212	50
0.00% (30-day Average SOFR + 3.95%, 3.95% Cap), 07/20/2052, Series 2022-133, Class SA(3)(10)	9,208	162
0.00% (30-day Average SOFR + 3.76%, 3.76% Cap), 07/20/2052, Series 2022-126, Class CS(3)(10)	25,156	382
0.00% (30-day Average SOFR + 3.60%, 3.60% Cap), 08/20/2052, Series 2022-148, Class DS(3)(10)	9,328	147
0.55% (1 Month LIBOR USD + 5.70%, 5.70% Cap), 12/20/2038, Series 2008-93, Class AS(3)(10)	104	4
0.75% (1 Month LIBOR USD + 5.90%, 5.90% Cap), 09/20/2038, Series 2008-76, Class US(3)(10)	92	2
0.80% (1 Month LIBOR USD + 5.95%, 5.95% Cap), 02/20/2039, Series 2009-10, Class SA(3)(10)	73	3
0.80% (1 Month LIBOR USD + 5.95%, 5.95% Cap), 06/20/2039, Series 2009-43, Class SA(3)(10)	71	2
0.84% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 11/20/2037, Series 2007-73, Class MI(3)(10)	69	1
0.85%, 05/20/2067, Series 2017-H11, Class LI(4)	8,078	672
0.85% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/20/2038, Series 2009-106, Class ST(3)(10)	559	20
0.85% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 08/20/2038, Series 2008-71, Class SC(3)(10)(11)	26	0
0.85% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 12/20/2038, Series 2008-96, Class SL(3)(10)	57	1
0.89% (1 Month LIBOR USD + 6.04%, 6.04% Cap), 02/20/2039, Series 2009-6, Class SH(3)(10)(11)	44	0
0.93% (1 Month LIBOR USD + 6.09%, 6.09% Cap), 09/20/2039, Series 2009-81, Class SB(3)(10)	191	11
0.93% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 11/20/2034, Series 2004-96, Class SC(3)(10)(11)	107	0
0.93% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 06/20/2039, Series 2009-42, Class SC(3)(10)	97	5
0.94% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 02/16/2039, Series 2009-6, Class SA(3)(10)(11)	36	0
0.94% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 07/16/2039, Series 2009-64, Class SN(3)(10)	91	4
0.95% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 10/20/2034, Series 2004-90, Class SI(3)(10)	178	7
0.99% (1 Month LIBOR USD + 6.15%, 6.15% Cap), 02/16/2039, Series 2009-11, Class SC(3)(10)	52	1
1.00% (1 Month LIBOR USD + 6.15%, 6.15% Cap), 07/20/2038, Series 2008-60, Class CS(3)(10)	76	1
1.04% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 03/20/2037, Series 2007-9, Class CI(3)(10)	76	3
1.05% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 04/20/2037, Series 2007-19, Class SD(3)(10)	38	1
1.05% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 05/20/2037, Series 2007-27, Class SD(3)(10)	76	2
1.05% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 05/20/2037, Series 2007-26, Class SC(3)(10)	68	2
1.05% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 06/20/2038, Series 2008-55, Class SA(3)(10)	22	1
1.05% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 09/20/2038, Series 2008-81, Class S(3)(10)	193	3
1.09% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 08/16/2039, Series 2009-72, Class SM(3)(10)	109	6
1.09% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 06/20/2037, Series 2007-36, Class SJ(3)(10)	55	1
1.12% (1 Month LIBOR USD + 6.27%, 6.27% Cap), 04/20/2039, Series 2009-22, Class SA(3)(10)	118	5
1.14% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 09/20/2035, Series 2005-68, Class KI(3)(10)	239	17
1.14% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 03/20/2039, Series 2009-31, Class TS(3)(10)(11)	43	0
1.15% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 04/20/2038, Series 2008-36, Class SH(3)(10)(11)	89	0
1.24% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 05/16/2038, Series 2008-40, Class SA(3)(10)	294	15
1.24% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 11/16/2039, Series 2009-106, Class AS(3)(10)	159	11
1.31% (1 Month LIBOR USD + 6.47%, 6.47% Cap), 06/16/2037, Series 2007-36, Class SE(3)(10)	45	1
1.35% (1 Month LIBOR USD + 6.51%, 6.51% Cap), 11/20/2037, Series 2007-67, Class SI(3)(10)	74	2
1.35% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 06/20/2036, Series 2006-38, Class SW(3)(10)(11)	0	0
1.35% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 11/20/2037, Series 2007-76, Class SB(3)(10)	134	2
1.38% (1 Month LIBOR USD + 6.54%, 6.54% Cap), 11/16/2037, Series 2007-74, Class SL(3)(10)	75	2
1.39% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 11/16/2033, Series 2003-97, Class SA(3)(10)	28	1
1.39% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 12/16/2033, Series 2003-112, Class SA(3)(10)	35	1
1.39% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 09/16/2034, Series 2004-73, Class JL(3)(10)	126	9
1.39% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 09/20/2037, Series 2007-53, Class ES(3)(10)	61	2
1.39% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 11/20/2037, Series 2007-72, Class US(3)(10)	61	1
1.39% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 12/20/2037, Series 2007-79, Class SY(3)(10)	90	2
1.44% (1 Month LIBOR USD + 6.60%, 6.60% Cap), 05/20/2041, Series 2011-75, Class SM(3)(10)	140	7
1.48% (1 Month LIBOR USD + 6.64%, 6.64% Cap), 07/20/2037, Series 2007-45, Class QA(3)(10)	87	4
1.53% (1 Month LIBOR USD + 6.68%, 6.68% Cap), 07/20/2037, Series 2007-40, Class SN(3)(10)	83	2
1.54% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 10/20/2036, Series 2006-59, Class SD(3)(10)	38	2
1.60% (1 Month LIBOR USD + 6.75%, 6.75% Cap), 01/20/2035, Series 2005-3, Class SK(3)(10)	117	7
1.60% (1 Month LIBOR USD + 6.75%, 6.75% Cap), 07/20/2037, Series 2007-40, Class SD(3)(10)	60	3
1.64% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 06/20/2035, Series 2008-79, Class CS(3)(10)	59	54
1.64% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 11/20/2036, Series 2006-65, Class SA(3)(10)	64	1

1.65%, 01/20/2063, Series 2013-H01, Class FA	1	1
1.65%, 02/20/2063, Series 2013-H04, Class BA	7	7
1.65%, 04/20/2063, Series 2013-H09, Class HA	8	7
1.65% (1 Month LIBOR USD + 6.81%, 6.81% Cap), 04/16/2037, Series 2007-17, Class JI(3)(10)	103	8
2.00%, 07/01/2053(12)	48,315	40,606
2.15% (1 Month LIBOR USD + 7.30%, 7.30% Cap), 12/20/2038, Series 2008-95, Class DS(3)(10)	167	5
2.19%, 06/20/2067, Series 2017-H14, Class XI(4)	7,678	288
2.45% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 09/20/2038, Series 2009-25, Class SE(3)(10)	40	2
2.50%, 07/01/2053(12)	6,630	5,741
2.54% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 04/16/2038, Series 2008-33, Class XS(3)(10)	38	2
2.54% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 02/20/2033, Series 2003-12, Class SP(3)(10)(11)	10	0
3.00%, 12/20/2041, Series 2011-157, Class UY	1,000	872
3.00%, 07/15/2042(12)	8,790	7,854
3.00%, 10/20/2045, Series 2015-144, Class HP	628	562
3.00%, 02/20/2047, Series 2018-7, Class GA	771	717
3.00%, 09/20/2047, Series 2017-139, Class BA	811	729
3.09% (1 Month LIBOR USD + 8.25%, 8.25% Cap), 08/16/2031, Series 2001-35, Class SA(3)(10)(11)	7	0
3.11% (1 Month LIBOR USD + 13.40%, 13.40% Cap), 10/20/2037, Series 2008-7, Class SP(3)(10)	10	9
3.20% (1 Month LIBOR USD + 22.73%, 22.73% Cap), 08/20/2035, Series 2005-65, Class SA(3)(10)	3	3
3.50%, 07/01/2042(12)	3,285	3,032
3.50%, 07/20/2046, Series 2018-160, Class PA	854	815
3.50%, 09/20/2046, Series 2018-34, Class DL	1,266	1,210
3.50%, 06/20/2048, Series 2018-78, Class NZ	23,419	20,965
3.64% (1 Month LIBOR USD + 20.83%, 20.83% Cap), 08/16/2035, Series 2005-66, Class SP(3)(10)	7	7
3.71%, 01/20/2042, Series 2012-141, Class WC(4)	150	142
3.94% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 10/20/2061, Series 2012-H26, Class JA(3)	2	2
3.95% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 04/20/2062, Series 2013-H07, Class MA(3)	1	1
4.00%, 07/01/2053(12)	6,515	6,165
4.00% (1 Month LIBOR USD + 16.43%, 16.43% Cap), 06/17/2035, Series 2005-68, Class DP(3)(10)	32	32
4.02%, 09/16/2042, Series 2012-141, Class WB(4)	100	95
4.14% (1 Month LIBOR USD + 29.46%, 29.46% Cap), 09/20/2034, Series 2004-71, Class SB(3)(10)	13	13
4.44%, 04/20/2043, Series 2013-91, Class WA(4)	136	129
4.50%, 07/01/2053(12)	22,010	21,243
4.51% (1 Month LIBOR USD + 19.95%, 19.95% Cap), 11/20/2037, Series 2008-7, Class SK(3)(10)	7	7
4.52%, 11/16/2041, Series 2012-141, Class WA(4)	178	172
4.56%, 10/20/2041, Series 2014-188, Class W(4)	261	253
4.60% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 4.60% Cap), 10/20/2062, Series 2012-H24, Class FE(3)	5	5
4.65% (1 Month LIBOR USD + 1.28%, 1.28% Floor), 02/20/2071, Series 2021-H03, Class LF(3)	12,292	12,346
4.69%, 09/20/2041, Series 2013-26, Class AK(4)	149	146
4.69%, 10/20/2042, Series 2014-41, Class W(4)	529	513
4.69% (1 Month LIBOR USD + 0.50%, 0.50% Floor), 01/20/2063, Series 2013-H01, Class TA(3)	4	3
4.74% (1 Month LIBOR USD + 20.21%, 20.21% Cap), 09/20/2037, Series 2007-53, Class SW(3)(10)	14	14
4.77%, 03/20/2048, Series 2020-30, Class PT(4)	6,372	6,249
4.87% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 05/20/2061, Series 2012-H21, Class CF(3)	8	8
4.87% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 05/20/2061, Series 2012-H21, Class DF(3)	8	8
4.88% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 07/20/2062, Series 2012-H26, Class MA(3)	4	4
4.89%, 11/20/2042, Series 2013-54, Class WA(4)	101	99
4.97% (1 Month LIBOR USD + 0.58%, 0.58% Floor), 09/20/2062, Series 2012-H28, Class FA(3)	5	5
5.00%, 07/01/2053(12)	10,845	10,657
5.08% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 11/20/2062, Series 2013-H02, Class HF(3)(11)	0	0
5.10%, 06/20/2040, Series 2013-75, Class WA(4)	79	79
5.14%, 07/20/2060, Series 2010-H17, Class XQ(4)	2	1
5.33% (1 Month LIBOR USD + 0.47%, 11.00% Cap), 02/20/2065, Series 2015-H07, Class ES(3)	752	746
5.34%, 01/20/2039, Series 2014-6, Class W(4)	320	319
5.37% (1 Month LIBOR USD + 16.72%, 16.72% Cap), 05/18/2034, Series 2005-7, Class JM(3)(10)(11)	1	0
5.39% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 5.59% Cap), 08/20/2060, Series 2013-H03, Class FA(3)(11)	0	0
5.41% (1 Month LIBOR USD + 0.32%, 0.32% Floor, 10.50% Cap), 01/20/2063, Series 2013-H01, Class JA(3)	202	199
5.43% (1 Month LIBOR USD + 0.34%, 0.34% Floor, 11.00% Cap), 12/20/2062, Series 2012-H31, Class FD(3)	994	986
5.46% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 05/16/2037, Series 2007-25, Class FN(3)	32	32
5.47% (1 Month LIBOR USD + 24.38%, 24.38% Cap), 10/16/2034, Series 2004-89, Class LS(3)(10)	11	11
5.48% (1 Month LIBOR USD + 19.66%, 19.66% Cap), 04/16/2034, Series 2004-28, Class S(3)(10)	17	18
5.50%, 01/16/2033, Series 2011-43, Class ZQ	167	166
5.50%, 04/20/2033, Series 2003-25, Class PZ	92	92
5.50%, 03/16/2034, Series 2004-17, Class MZ	1,384	1,375
5.50%, 07/20/2035, Series 2005-56, Class IC	12	2
5.50%, 09/20/2035, Series 2005-72, Class AZ	59	59
5.50%, 02/20/2038, Series 2008-17, Class IO(11)	13	0
5.50%, 05/20/2039, Series 2009-33, Class CI	16	2
5.50%, 09/20/2039, Series 2009-75, Class MN	311	312
5.50%, 10/20/2039, Series 2009-87, Class BE	380	381
5.50% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap), 03/20/2060, Series 2012-H24, Class FA(3)	18	17
5.50% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap), 05/20/2062, Series 2012-H15, Class FA(3)(11)	0	0
5.50% (1 Month LIBOR USD + 0.41%, 0.41% Floor, 11.00% Cap), 03/20/2063, Series 2013-H07, Class HA(3)	273	271
5.51% (1 Month LIBOR USD + 0.42%, 0.42% Floor, 10.50% Cap), 02/20/2063, Series 2013-H04, Class SA(3)	135	134
5.52% (1 Month LIBOR USD + 0.43%, 0.43% Floor, 5.59% Cap), 04/20/2060, Series 2012-H24, Class FG(3)	9	9
5.53% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 11.00% Cap), 07/20/2065, Series 2015-H16, Class FL(3)	2,151	2,134
5.54% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 06/20/2065, Series 2015-H18, Class FA(3)	592	588
5.54% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 08/20/2067, Series 2017-H19, Class FA(3)	645	641
5.55%, 01/20/2038, Series 2015-137, Class WA(4)	322	327
5.56% (1 Month LIBOR USD + 0.47%, 0.47% Floor), 08/20/2061, Series 2011-H19, Class FA(3)	158	157
5.56% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 10.50% Cap), 03/20/2063, Series 2013-H07, Class GA(3)	71	70
5.56% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 06/20/2063, Series 2013-H14, Class FD(3)	581	578
5.56% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 07/20/2064, Series 2014-H14, Class GF(3)	955	950

5.56% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 09/20/2064, Series 2014-H19, Class FE(3)	2,071	2,055
5.56% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 08/20/2065, Series 2015-H20, Class FA(3)	356	353
5.56%, 10/20/2036, Series 2006-57, Class PZ	71	70
5.57% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.00% Cap), 02/20/2065, Series 2015-H05, Class FC(3)	2,381	2,355
5.57% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.00% Cap), 03/20/2065, Series 2015-H08, Class FC(3)	4,474	4,445
5.57% (1 Month LIBOR USD + 0.48%, 11.00% Cap), 04/20/2065, Series 2015-H10, Class FC(3)	3,435	3,409
5.58%, 08/20/2038, Series 2012-59, Class WA(4)	113	113
5.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 10.66% Cap), 03/20/2061, Series 2011-H11, Class FA(3)	763	759
5.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 06/20/2064, Series 2014-H11, Class VA(3)	1,367	1,356
5.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H15, Class FA(3)	1,137	1,128
5.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H17, Class FC(3)	1,309	1,294
5.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 12/20/2064, Series 2015-H03, Class FA(3)	927	923
5.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 06/20/2067, Series 2017-H14, Class FV(3)	3,502	3,475
5.59%, 07/20/2040, Series 2011-137, Class WA(4)	109	112
5.61% (1 Month LIBOR USD + 0.52%, 0.52% Floor, 11.50% Cap), 10/20/2062, Series 2012-H29, Class FA(3)	483	480
5.65% (1 Month LIBOR USD + 0.56%, 0.56% Floor, 11.00% Cap), 03/20/2067, Series 2017-H09, Class DF(3)	3,063	3,041
5.68%, 08/20/2034, Series 2010-103, Class WA(4)	34	34
5.69% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 04/20/2064, Series 2014-H09, Class TA(3)	1,026	1,023
5.69% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 04/20/2064, Series 2014-H10, Class TA(3)	2,024	2,010
5.69% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 05/20/2064, Series 2014-H07, Class FA(3)	3,407	3,387
5.69% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 10/20/2064, Series 2014-H20, Class LF(3)	1,061	1,050
5.74% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 01/20/2064, Series 2014-H01, Class FD(3)	824	821
5.74% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 02/20/2064, Series 2014-H04, Class FB(3)	1,986	1,981
5.74% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 03/20/2064, Series 2014-H06, Class HB(3)	851	848
5.75%, 07/20/2038, Series 2008-69, Class QD	26	25
5.78% (1 Month LIBOR USD + 0.69%, 0.69% Floor, 11.00% Cap), 02/20/2064, Series 2014-H05, Class FA(3)	1,926	1,919
5.79% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.00% Cap), 04/20/2062, Series 2012-H08, Class FS(3)	502	500
5.82%, 10/20/2033, Series 2010-41, Class WA(4)	63	63
5.87%, 02/20/2037, Series 2011-22, Class WA(4)	24	25
5.88%, 12/20/2038, Series 2011-163, Class WA(4)	262	266
5.91%, 04/20/2037, Series 2010-129, Class AW(4)	42	43
5.97% (1 Month LIBOR USD + 0.82%, 0.82% Floor, 7.00% Cap), 07/20/2038, Series 2008-58, Class FA(3)	168	169
6.00%, 02/20/2029, Series 1999-4, Class ZB	31	31
6.00%, 09/16/2033, Series 2003-75, Class ZX	53	53
6.00%, 06/20/2034, Series 2004-49, Class Z	123	124
6.00%, 12/20/2035, Series 2005-91, Class PI	25	3
6.00%, 06/20/2038, Series 2008-50, Class KB	46	47
6.00%, 05/20/2039, Series 2009-33, Class TI	21	3
6.12%, 11/20/2038, Series 2011-97, Class WA(4)	63	64
6.50%, 07/20/2032, Series 2002-52, Class GH	33	33
6.50%, 01/20/2033, Series 2003-58, Class BE	43	43
6.50%, 05/20/2033, Series 2003-46, Class MG	34	34
6.50%, 07/20/2036, Series 2006-33, Class Z	127	129
6.50%, 08/20/2036, Series 2006-38, Class ZK	161	160
6.50%, 03/20/2039, Series 2009-14, Class KI	25	3
6.50%, 03/20/2039, Series 2009-14, Class NI	56	6
7.00% (1 Month LIBOR USD + 44.50%, 7.00% Cap), 09/20/2034, Series 2004-71, Class ST(3)(10)	13	13
7.00%, 08/16/2039, Series 2009-104, Class AB	16	16
7.00%, 10/16/2040, Series 2010-130, Class CP	198	207
Ginnie Mae I Pool
3.00%, 05/15/2043	244	222
3.00%, 07/15/2045	582	524
3.50%, 01/15/2042	1,903	1,795
3.50%, 03/15/2043	751	708
3.50%, 04/15/2043	1,617	1,526
3.50%, 06/15/2043	707	666
3.50%, 07/15/2043	319	301
4.00%, 06/15/2039	175	168
4.00%, 10/15/2040	95	93
4.50%, 04/15/2040	683	675
5.50%, 04/15/2033	157	160
5.50%, 06/15/2033	1	1
5.50%, 12/15/2033	6	6
5.50%, 07/15/2034	2	2
5.50%, 09/15/2034	2	2
6.00%, 11/15/2028	1	1
6.50%, 01/15/2024(11)	0	0
6.50%, 03/15/2028	3	3
6.50%, 09/15/2028	7	7
6.50%, 10/15/2028(11)	0	0
6.50%, 01/15/2032	28	29
6.50%, 07/15/2032	2	2
6.50%, 02/15/2033	6	6
6.50%, 04/15/2033	5	5
6.50%, 12/15/2035	29	29
7.00%, 11/15/2023(11)	0	0
7.00%, 09/15/2031	32	33
7.00%, 02/15/2033	4	4
7.00%, 06/15/2033	10	11
7.00%, 06/15/2035	72	75
7.00%, 04/15/2037	9	9
7.50%, 11/15/2026(11)	0	0
7.50%, 07/15/2027	1	1

7.50%, 09/15/2028	1	1
7.50%, 10/15/2037	14	15
8.00%, 08/15/2028(11)	0	0
Ginnie Mae II Pool
2.00%, 03/20/2051	4,490	3,788
2.00%, 07/20/2051	2,627	2,215
2.00%, 10/20/2051	2,535	2,134
2.00%, 12/20/2051	482	405
2.50%, 12/20/2046	997	875
2.50%, 09/20/2050	56	49
2.50%, 09/20/2050	3,129	2,699
2.50%, 09/20/2050	4,961	4,344
2.50%, 10/20/2050	256	223
2.50%, 11/20/2050	194	169
2.50%, 12/20/2050	3,880	3,376
2.50%, 02/20/2051	13,908	12,099
2.50%, 03/20/2051	13,194	11,247
2.50%, 03/20/2051	16,005	13,913
2.50%, 05/20/2051	9,827	8,538
2.50%, 06/20/2051	14,257	12,299
2.50%, 08/20/2051	60,994	52,889
2.50%, 09/20/2051	14,411	12,491
2.50%, 10/20/2051	7,663	6,640
2.50%, 11/20/2051	12,882	11,154
2.50%, 12/20/2051	32,894	28,494
2.50%, 01/20/2052	19,557	16,940
2.50%, 03/20/2052	12,994	11,252
2.50%, 05/20/2052	66	57
2.50%, 02/20/2053	3,403	2,952
2.93%, 10/20/2070(4)	6,530	5,681
3.00%, 06/20/2042	136	124
3.00%, 08/20/2042	1,775	1,620
3.00%, 11/20/2042	1,003	916
3.00%, 12/20/2042	511	467
3.00%, 01/20/2043	508	464
3.00%, 04/20/2043	1,251	1,144
3.00%, 09/20/2043	388	355
3.00%, 10/20/2043	61	56
3.00%, 01/20/2044	346	317
3.00%, 07/20/2044	132	121
3.00%, 12/20/2044	211	193
3.00%, 04/20/2045	1,898	1,730
3.00%, 05/20/2045	337	308
3.00%, 07/20/2045	809	740
3.00%, 10/20/2045	921	841
3.00%, 11/20/2045	223	203
3.00%, 02/20/2046	321	293
3.00%, 04/20/2046	1,909	1,737
3.00%, 05/20/2046	82	75
3.00%, 07/20/2046	1,573	1,432
3.00%, 08/20/2046	11,795	10,715
3.00%, 09/20/2046	542	493
3.00%, 01/20/2047	1,275	1,156
3.00%, 02/20/2047	1,894	1,718
3.00%, 03/20/2047	203	184
3.00%, 10/20/2047	10,180	9,215
3.00%, 04/20/2049	494	447
3.00%, 07/20/2049	1,547	1,396
3.00%, 10/20/2049	5,131	4,629
3.00%, 12/20/2049(9)	6,656	5,991
3.00%, 01/20/2050	6,860	6,189
3.00%, 02/20/2050	117	105
3.00%, 09/20/2050	341	307
3.00%, 09/20/2050	2,469	2,213
3.00%, 09/20/2050	6,999	6,522
3.00%, 05/20/2051	4,972	4,466
3.00%, 07/20/2051	28,884	25,926
3.00%, 08/20/2051	21,167	18,985
3.00%, 09/20/2051	2,933	2,631
3.00%, 10/20/2051	4,075	3,654
3.00%, 11/20/2051	454	407
3.00%, 12/20/2051	2,128	1,906
3.00%, 12/20/2051	5,207	4,778
3.02%, 12/20/2070(4)	3,343	2,899
3.04%, 06/20/2070(4)	4,338	3,784
3.08%, 09/20/2070(4)	4,033	3,523
3.09%, 12/20/2071(4)	9,547	8,241
3.47%, 04/20/2072(4)	3,229	2,832
3.50%, 10/20/2042	1,956	1,841
3.50%, 11/20/2042	678	639
3.50%, 05/20/2043	470	444
3.50%, 03/20/2045	479	449
3.50%, 04/20/2045	3,650	3,426

3.50%, 10/20/2045	3,089	2,893
3.50%, 01/20/2046	1,861	1,746
3.50%, 02/20/2046	5,521	5,172
3.50%, 03/20/2046	1,490	1,395
3.50%, 04/20/2046	11,721	10,978
3.50%, 05/20/2046	3,741	3,507
3.50%, 06/20/2046	1,708	1,590
3.50%, 07/20/2046(9)	3,338	3,126
3.50%, 08/20/2046	497	466
3.50%, 09/20/2046	388	363
3.50%, 11/20/2046	593	557
3.50%, 12/20/2046	2,666	2,497
3.50%, 01/20/2047	17	16
3.50%, 02/20/2047	2,664	2,495
3.50%, 03/20/2047	115	108
3.50%, 04/20/2047	273	256
3.50%, 05/20/2047	2,749	2,583
3.50%, 07/20/2047	2,231	2,089
3.50%, 08/20/2047	243	227
3.50%, 11/20/2047	4,805	4,495
3.50%, 12/20/2047	797	747
3.50%, 02/20/2048	9,610	8,990
3.50%, 04/20/2048	2,765	2,583
3.50%, 06/20/2049	777	724
3.50%, 11/20/2049	2,899	2,707
3.50%, 08/20/2050	6,982	6,445
3.50%, 01/20/2051	8,352	7,543
3.50%, 06/20/2051	1,762	1,638
3.50%, 02/20/2052	2,018	1,875
3.50%, 02/20/2052	3,384	3,145
3.50%, 02/20/2052	5,062	4,618
4.00%, 10/20/2040	813	789
4.00%, 06/20/2042	1,143	1,110
4.00%, 10/20/2042	2,584	2,509
4.00%, 12/20/2042	1,324	1,285
4.00%, 02/20/2043	562	546
4.00%, 10/20/2043	1,487	1,441
4.00%, 11/20/2044	829	801
4.00%, 12/20/2044	612	592
4.00%, 03/20/2045	166	161
4.00%, 05/20/2045	1,961	1,890
4.00%, 07/20/2045	470	452
4.00%, 08/20/2045	4,496	4,330
4.00%, 11/20/2045	1,412	1,361
4.00%, 01/20/2046	332	319
4.00%, 03/20/2046	360	346
4.00%, 04/20/2046	936	901
4.00%, 05/20/2046	1,585	1,525
4.00%, 06/20/2046	749	722
4.00%, 11/20/2046	663	637
4.00%, 02/20/2047	977	937
4.00%, 03/20/2047	1,961	1,883
4.00%, 05/20/2047	155	147
4.00%, 05/20/2047	164	157
4.00%, 06/20/2047	1,302	1,249
4.00%, 07/20/2047	2,766	2,655
4.00%, 09/20/2047	896	862
4.00%, 12/20/2047	1,289	1,237
4.00%, 01/20/2048	726	697
4.00%, 06/20/2048	2,138	2,042
4.00%, 01/20/2050	2,546	2,432
4.00%, 12/20/2051	4,252	3,963
4.00%, 12/20/2051	11,175	10,407
4.00%, 08/20/2052	25,093	23,742
4.25%, 12/20/2047	1,062	1,018
4.50%, 06/20/2040	282	279
4.50%, 01/20/2041	252	251
4.50%, 03/20/2041	223	221
4.50%, 05/20/2041	110	109
4.50%, 06/20/2041	791	785
4.50%, 09/20/2041	269	267
4.50%, 09/20/2043	604	598
4.50%, 10/20/2043	1,153	1,143
4.50%, 12/20/2043	634	629
4.50%, 10/20/2045	6,786	6,726
4.50%, 01/20/2046	950	942
4.50%, 07/20/2046	429	426
4.50%, 09/20/2046	851	827
4.50%, 11/20/2046	1,295	1,282
4.50%, 03/20/2047	228	224
4.50%, 07/20/2047	2,160	2,120
4.50%, 08/20/2047	563	552
4.50%, 09/20/2047	2,923	2,871

4.50%, 01/20/2048	417	408
4.50%, 02/20/2048	1,874	1,836
4.50%, 03/20/2048	208	204
4.50%, 04/20/2048	173	169
4.50%, 04/20/2048	1,180	1,148
4.50%, 04/20/2048	1,197	1,159
4.50%, 04/20/2048	1,424	1,384
4.50%, 05/20/2048	706	682
4.50%, 05/20/2048	1,983	1,909
4.50%, 05/20/2048	2,595	2,521
4.50%, 09/20/2048	423	413
4.50%, 11/20/2049	5,258	5,076
4.50%, 07/20/2052	5,046	4,873
5.00%, 10/20/2037	156	159
5.00%, 07/20/2040	74	75
5.00%, 06/20/2044	329	334
5.00%, 07/20/2044	285	289
5.00%, 08/20/2045	346	349
5.00%, 09/20/2046	824	837
5.00%, 10/20/2047	110	110
5.00%, 11/20/2047	569	568
5.00%, 06/20/2048	820	821
5.00%, 07/20/2048	229	231
5.00%, 07/20/2048	1,415	1,401
5.00%, 02/20/2049	2,816	2,798
5.00%, 07/20/2049	277	282
5.00%, 08/20/2049	5,347	5,400
5.00%, 09/20/2049	3,271	3,237
5.00%, 05/20/2052	3,565	3,472
5.50%, 09/20/2039	52	53
5.93% (1 Year CMT Index + 1.47%, 1.47% Floor, 6.59% Cap), 11/20/2071(3)	3,565	3,627
6.00%, 03/20/2028	2	2
6.00%, 11/20/2033	2	2
6.00%, 09/20/2038	190	199
6.00%, 11/20/2038	1	1
6.00%, 08/20/2039	89	93
6.00%, 01/20/2053	3,103	3,125
6.04% (1 Year CMT Index + 1.57%, 1.57% Floor, 6.71% Cap), 11/20/2071(3)	4,478	4,579
6.12% (1 Year CMT Index + 1.63%, 1.64% Floor, 6.76% Cap), 11/20/2071(3)	4,011	4,114
6.12% (1 Year CMT Index + 1.64%, 1.64% Floor, 8.69% Cap), 05/20/2072(3)	9,936	10,230
6.15% (1 Year CMT Index + 1.67%, 1.67% Floor, 8.25% Cap), 04/20/2072(3)	13,469	13,882
6.18% (1 Year CMT Index + 1.70%, 1.70% Floor, 8.40% Cap), 04/20/2072(3)	10,028	10,348
6.18% (1 Year CMT Index + 1.71%, 1.71% Floor, 7.86% Cap), 03/20/2072(3)	10,536	10,877
6.19% (1 Year CMT Index + 1.74%, 1.74% Floor, 6.84% Cap), 10/20/2071(3)	10,750	11,082
6.19% (1 Year CMT Index + 1.77%, 1.77% Floor, 6.85% Cap), 08/20/2071(3)	9,750	10,063
6.21% (1 Year CMT Index + 1.75%, 1.75% Floor, 6.92% Cap), 11/20/2071(3)	11,470	11,844
6.21% (1 Year CMT Index + 1.75%, 1.75% Floor, 6.86% Cap), 10/20/2071(3)	10,874	11,213
6.22% (1 Year CMT Index + 1.76%, 1.76% Floor, 6.90% Cap), 11/20/2071(3)	10,921	11,279
6.23% (1 Year CMT Index + 1.74%, 1.73% Floor, 8.37% Cap), 04/20/2072(3)	9,708	10,022
6.24% (1 Year CMT Index + 1.78%, 1.78% Floor, 7.00% Cap), 12/20/2071(3)	10,216	10,566
6.24% (1 Year CMT Index + 1.79%, 1.79% Floor, 6.86% Cap), 09/20/2071(3)	10,075	10,412
6.27% (1 Year CMT Index + 1.78%, 1.78% Floor, 8.41% Cap), 04/20/2072(3)	3,467	3,590
6.29% (1 Year CMT Index + 1.84%, 1.84% Floor, 6.91% Cap), 08/20/2071(3)	10,076	10,433
6.30% (1 Year CMT Index + 1.83%, 1.83% Floor, 9.68% Cap), 07/20/2072(3)	10,305	10,739
6.45% (1 Year CMT Index + 1.95%, 1.95% Floor, 8.14% Cap), 03/20/2072(3)	9,753	10,167
6.50%, 07/20/2029	29	30
7.00%, 08/20/2038	7	7
7.50%, 02/20/2028(11)	0	0
7.50%, 09/20/2028	1	1
8.00%, 12/20/2025(11)	0	0
8.00%, 06/20/2026(11)	0	0
8.00%, 08/20/2026(11)	0	0
8.00%, 09/20/2026(11)	0	0
8.00%, 11/20/2026(11)	0	0
8.00%, 10/20/2027	1	1
8.00%, 11/20/2027	1	1
8.00%, 12/20/2027(11)	0	0
8.00%, 09/20/2028(11)	0	0
8.50%, 03/20/2025(11)	0	0
8.50%, 04/20/2025(11)	0	0
8.50%, 05/20/2025(11)	0	0
GMACM Mortgage Loan Trust 2005-AR3
3.87%, 06/19/2035, Series 2005-AR3, Class 3A4(4)	27	25
GS Mortgage Securities Corp. Trust 2021-RENT
5.86% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 11/21/2035, Series 2021-RENT, Class A(1)(3)	5,072	4,821
GS Mortgage Securities Trust
4.26%, 07/10/2051, Series 2018-GS10, Class A3(4)	28,521	27,478
GS Mortgage Securities Trust 2013-GC16
1.16%, 11/10/2046, Series 2013-GC16, Class XA(4)	8,063	3
GS Mortgage Securities Trust 2014-GC18
4.07%, 01/10/2047, Series 2014-GC18, Class A4	8,419	8,301
GS Mortgage Securities Trust 2014-GC26
3.36%, 11/10/2047, Series 2014-GC26, Class A4	4,612	4,445

GS Mortgage Securities Trust 2015-GC28
3.14%, 02/10/2048, Series 2015-GC28, Class A4	8,289	8,022
GS Mortgage Securities Trust 2016-GS4
3.18%, 11/10/2049, Series 2016-GS4, Class A3	11,387	10,517
3.44%, 11/10/2049, Series 2016-GS4, Class A4(4)	1,317	1,215
GSMPS Mortgage Loan Trust 2004-4
5.55% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 06/25/2034, Series 2004-4, Class 1AF(1)(3)	35	30
GSMPS Mortgage Loan Trust 2005-RP2
5.50% (1 Month LIBOR USD + 0.35%, 0.35% Floor), 03/25/2035, Series 2005-RP2, Class 1AF(1)(3)	59	51
GSMPS Mortgage Loan Trust 2005-RP3
0.00%, 09/25/2035, Series 2005-RP3, Class 1AS(1)(4)	301	3
5.50% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap), 09/25/2035, Series 2005-RP3, Class 1AF(1)(3)	408	343
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033, Series 2003-3F, Class 4A3	5	5
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034, Series 2004-13F, Class 3A3	11	10
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034, Series 2004-6F, Class 2A4	26	25
6.50%, 05/25/2034, Series 2004-6F, Class 3A4	21	22
GSR Mortgage Loan Trust 2005-5F
5.50% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap), 06/25/2035, Series 2005-5F, Class 8A3(3)	10	9
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035, Series 2005-7F, Class 3A9	45	43
GSR Mortgage Loan Trust 2005-AR6
4.02%, 09/25/2035, Series 2005-AR6, Class 3A1(4)	3	3
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036, Series 2006-1F, Class 1A3	13	21
6.00%, 02/25/2036, Series 2006-1F, Class 2A4	175	89
Home RE 2019-1 Ltd.
6.80% (1 Month LIBOR USD + 1.65%), 05/25/2029, Series 2019-1, Class M1(1)(3)	513	513
Home RE 2022-1 Ltd.
7.92% (30-day Average SOFR + 2.85%), 10/25/2034, Series 2022-1, Class M1A(1)(3)	8,800	8,851
HPA 2022-SFR1
3.95%, 04/15/2026(4)(5)	9,833	9,833
Impac CMB Trust Series 2004-4
5.33%, 09/25/2034, Series 2004-4, Class 2A2(2)	5	5
Impac CMB Trust Series 2004-7
5.89% (1 Month LIBOR USD + 0.74%, 11.25% Cap), 11/25/2034, Series 2004-7, Class 1A1(3)	245	239
Impac CMB Trust Series 2005-4
5.75% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 10.25% Cap), 05/25/2035, Series 2005-4, Class 2A1(3)	70	62
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033, Series 2003-2, Class A1	36	30
Impac Secured Assets Trust 2006-1
5.85% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.50% Cap), 05/25/2036, Series 2006-1, Class 2A1(3)	52	44
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035, Series 2018-INDP, Class A(1)	5,445	5,083
JP Morgan Alternative Loan Trust
4.11%, 03/25/2036, Series 2006-A1, Class 2A1(4)	16	12
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.22%, 08/12/2037, Series 2005-CB11, Class X1(1)(4)(11)	751	0
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15
0.77%, 06/12/2043, Series 2006-CB15, Class X1(4)(11)	128	0
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.00%, 02/15/2051, Series 2007-LD12, Class X(4)(11)	730	0
JP Morgan Chase Commercial Mortgage Securities Trust 2019-BKWD
6.44% (1 Month LIBOR USD + 1.25%, 1.00% Floor), 09/15/2029, Series 2019-BKWD, Class A(1)(3)	7,918	7,335
JP Morgan Mortgage Trust 2004-A3
5.63%, 07/25/2034, Series 2004-A3, Class 4A1(4)	1	1
JP Morgan Mortgage Trust 2004-A4
5.15%, 09/25/2034, Series 2004-A4, Class 1A1(4)	8	7
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034, Series 2004-S1, Class 1A7	2	2
JP Morgan Mortgage Trust 2005-A1
4.16%, 02/25/2035, Series 2005-A1, Class 3A4(4)	30	29
JP Morgan Mortgage Trust 2005-A4
4.68%, 07/25/2035, Series 2005-A4, Class 1A1(4)	7	7
JP Morgan Mortgage Trust 2006-A2
4.19%, 11/25/2033, Series 2006-A2, Class 5A3(4)	66	63
5.05%, 08/25/2034, Series 2006-A2, Class 4A1(4)	191	191
JP Morgan Mortgage Trust 2006-A3
4.02%, 08/25/2034, Series 2006-A3, Class 6A1(4)	20	20
JP Morgan Mortgage Trust 2006-A7
3.88%, 01/25/2037, Series 2006-A7, Class 2A2(4)	25	20
3.88%, 01/25/2037, Series 2006-A7, Class 2A4R(4)	44	35
JP Morgan Mortgage Trust 2007-A1
4.05%, 07/25/2035, Series 2007-A1, Class 5A1(4)	19	19
4.05%, 07/25/2035, Series 2007-A1, Class 5A2(4)	295	288
JP Morgan Mortgage Trust 2007-A2
4.20%, 04/25/2037, Series 2007-A2, Class 2A3(4)	93	68
JPMBB Commercial Mortgage Securities Trust 2013-C17
3.93%, 01/15/2047, Series 2013-C17, Class A3	632	629
JPMBB Commercial Mortgage Securities Trust 2014-C25
3.41%, 11/15/2047, Series 2014-C25, Class A4A1	6,260	6,020

JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.46%, 03/15/2050, Series 2017-JP5, Class A4	6,324	5,991
JPMCC Commercial Mortgage Securities Trust 2017-JP7
3.19%, 09/15/2050, Series 2017-JP7, Class A4	20,000	17,964
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036, Series 2013-GCP, Class A2(1)	1,027	905
LCCM 2017-LC26
3.29%, 07/12/2050, Series 2017-LC26, Class A3(1)	15,067	13,782
Legacy Mortgage Asset Trust 2019-PR1
6.86%, 09/25/2059, Series 2019-PR1, Class A1(1)(2)	9,752	9,600
Legacy Mortgage Asset Trust 2020-GS1
5.88%, 10/25/2059, Series 2020-GS1, Class A1(1)(2)	3,744	3,676
Legacy Mortgage Asset Trust 2021-GS1
1.89%, 10/25/2066, Series 2021-GS1, Class A1(1)(2)	4,930	4,596
Legacy Mortgage Asset Trust 2021-GS2
1.75%, 04/25/2061, Series 2021-GS2, Class A1(1)(2)	4,916	4,547
Legacy Mortgage Asset Trust 2021-GS4
1.65%, 11/25/2060, Series 2021-GS4, Class A1(1)(2)	2,152	1,954
Lehman Mortgage Trust 2006-2
5.89%, 04/25/2036, Series 2006-2, Class 1A1(4)	40	26
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037, Series 2007-6, Class 1A8	10	8
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038, Series 2008-2, Class 1A6	222	78
LHOME Mortgage Trust 2021-RTL1
2.09%, 02/25/2026, Series 2021-RTL1, Class A1(1)(4)	2,582	2,545
Linden Park Apartments
4.09%, 07/01/2033	11,800	11,651
MASTR Adjustable Rate Mortgages Trust 2004-13
4.58%, 04/21/2034, Series 2004-13, Class 2A1(4)	49	47
MASTR Adjustable Rate Mortgages Trust 2004-15
4.44%, 12/25/2034, Series 2004-15, Class 3A1(4)	7	7
MASTR Adjustable Rate Mortgages Trust 2004-3
3.46%, 04/25/2034, Series 2004-3, Class 4A2(4)	18	16
MASTR Alternative Loan Trust 2003-9
6.00%, 12/25/2033, Series 2003-9, Class 2A1	21	21
6.00%, 01/25/2034, Series 2003-9, Class 8A1	11	11
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034, Series 2004-3, Class 3A1	116	114
6.25%, 04/25/2034, Series 2004-3, Class 2A1	18	17
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034, Series 2004-6, Class 30PO	14	10
6.00%, 07/25/2034, Series 2004-6, Class 7A1	10	10
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034, Series 2004-7, Class 30PO	10	8
MASTR Alternative Loan Trust 2005-6
5.50%, 12/25/2035, Series 2005-6, Class 3A1	8	6
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033, Series 2003-12, Class 30PO	1	1
5.00%, 12/25/2033, Series 2003-12, Class 6A1	8	7
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034, Series 2004-1, Class 30PO	1	1
MASTR Asset Securitization Trust 2004-4
5.25%, 12/26/2033, Series 2004-4, Class 1A6	19	18
MASTR Reperforming Loan Trust 2005-2
5.50% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap), 05/25/2035, Series 2005-2, Class 1A1F(1)(3)	624	329
MASTR Reperforming Loan Trust 2006-2
4.06%, 05/25/2036, Series 2006-2, Class 1A1(1)(4)	66	51
MASTR Resecuritization Trust 2005-PO
0.00%, 05/28/2035, Series 2005-PO, Class 3PO(1)	9	7
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
5.87%, 06/25/2037, Series 2007-3, Class 1A3(4)	4	4
Merrill Lynch Mortgage Investors Trust Series 2003-A5
4.37%, 08/25/2033, Series 2003-A5, Class 2A6(4)	12	11
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
5.77% (1 Month LIBOR USD + 0.62%, 0.62% Floor, 11.75% Cap), 10/25/2028, Series 2003-E, Class A1(3)	26	24
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
5.79% (1 Month LIBOR USD + 0.64%, 0.64% Floor, 11.75% Cap), 10/25/2028, Series 2003-F, Class A1(3)	23	22
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
4.01%, 12/25/2034, Series 2004-1, Class 2A1(4)	31	29
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
5.61% (1 Month LIBOR USD + 0.46%, 0.46% Floor, 11.75% Cap), 04/25/2029, Series 2004-A, Class A1(3)	10	9
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
6.28% (6 Month LIBOR USD + 0.60%, 0.60% Floor, 11.75% Cap), 07/25/2029, Series 2004-C, Class A2(3)	19	18
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
4.18%, 08/25/2034, Series 2004-A4, Class A2(4)	31	29
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
4.16%, 02/25/2035, Series 2005-A2, Class A1(4)	53	50
MFA 2021-RPL1 Trust
1.13%, 07/25/2060, Series 2021-RPL1, Class A1(1)(4)	9,166	8,040
MHC Commercial Mortgage Trust 2021-MHC
6.61% (1 Month Term SOFR + 1.47%, 1.35% Floor), 04/15/2038, Series 2021-MHC, Class C(1)(3)	11,300	11,017
Mill City Mortgage Loan Trust 2021-NMR1

1.13%, 11/25/2060, Series 2021-NMR1, Class A1(1)(4)	1,703	1,569
Mill City Securities 2021-RS1 Ltd.
2.91%, 04/28/2066, Series 2021-RS1, Class A1(1)(4)	7,623	6,751
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
3.25%, 02/15/2048, Series 2015-C20, Class A4	3,652	3,474
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
3.45%, 07/15/2050, Series 2015-C23, Class A3	17,305	16,444
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.48%, 05/15/2048, Series 2015-C24, Class A3	4,106	3,897
3.73%, 05/15/2048, Series 2015-C24, Class A4	6,507	6,176
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049, Series 2016-C30, Class A5	7,086	6,419
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32
3.72%, 12/15/2049, Series 2016-C32, Class A4	8,436	7,881
Morgan Stanley Capital I Trust 2015-UBS8
3.81%, 12/15/2048, Series 2015-UBS8, Class A4	6,675	6,267
Morgan Stanley Capital I Trust 2016-UB11
2.53%, 08/15/2049, Series 2016-UB11, Class A3	19,530	17,680
Morgan Stanley Mortgage Loan Trust 2004-3
5.65%, 04/25/2034, Series 2004-3, Class 4A(4)	79	76
MRCD 2019-MARK Mortgage Trust
2.72%, 12/15/2036, Series 2019-PARK, Class D(1)	6,108	5,374
2.72%, 12/15/2036, Series 2019-PARK, Class A(1)	9,990	9,143
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
5.67% (1 Month LIBOR USD + 0.48%, 0.24% Floor, 10.00% Cap), 06/15/2030, Series 2000-TBC2, Class A1(3)	60	58
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
5.63% (1 Month LIBOR USD + 0.44%, 0.22% Floor, 10.00% Cap), 12/15/2030, Series 2000-TBC3, Class A1(3)	15	14
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034, Series 2004-R2, Class A1(1)(4)	31	27
New Residential Mortgage Loan Trust 2017-2
4.00%, 03/25/2057, Series 2017-2A, Class A3(1)(4)	1,378	1,283
New Residential Mortgage Loan Trust 2017-3
4.00%, 04/25/2057, Series 2017-3A, Class A1(1)(4)	2,308	2,170
New Residential Mortgage Loan Trust 2017-4
4.00%, 05/25/2057, Series 2017-4A, Class A1(1)(4)	1,343	1,228
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A1
5.50%, 05/25/2033, Series 2003-A1, Class A1	2	2
6.00%, 05/25/2033, Series 2003-A1, Class A2	6	6
7.00%, 04/25/2033, Series 2003-A1, Class A5	8	8
Oaktown Re II Ltd.
6.70% (1 Month LIBOR USD + 1.55%), 07/25/2028, Series 2018-1A, Class M1(1)(3)	233	233
Oaktown Re VII Ltd.
6.67% (30-day Average SOFR + 1.60%, 1.60% Floor), 04/25/2034, Series 2021-2, Class M1A(1)(3)	14,728	14,678
OBX 2022-NQM2 Trust
2.95%, 01/25/2062, Series 2022-NQM2, Class A1(1)(4)	8,196	7,276
OBX 2022-NQM5 Trust
4.31%, 05/25/2062, Series 2022-NQM5, Class A1(1)(2)	9,455	8,962
PMT Credit Risk Transfer Trust 2021-1R
8.08% (1 Month LIBOR USD + 2.90%, 2.90% Floor), 02/27/2024, Series 2021-1R, Class A(1)(3)	9,339	9,121
PMT Credit Risk Transfer Trust 2023-1R
9.47% (30-day Average SOFR + 4.40%), 03/27/2025, Series 2023-1R, Class A(1)(3)	9,124	9,130
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034, Series 2004-CL1, Class 1A1	24	23
PRPM 2021-1 LLC
2.12%, 01/25/2026, Series 2021-1, Class A1(1)(4)	5,953	5,547
PRPM 2021-10 LLC
2.49%, 10/25/2026, Series 2021-10, Class A1(1)(2)	1,866	1,738
PRPM 2021-2 LLC
2.12%, 03/25/2026, Series 2021-2, Class A1(1)(4)	5,569	5,253
PRPM 2021-3 LLC
1.87%, 04/25/2026, Series 2021-3, Class A1(1)(2)	1,623	1,513
PRPM 2021-5 LLC
1.79%, 06/25/2026, Series 2021-5, Class A1(1)(2)	2,320	2,105
PRPM 2021-9 LLC
2.36%, 10/25/2026, Series 2021-9, Class A1(1)(2)	1,523	1,415
PRPM 2021-RPL1 LLC
1.32%, 07/25/2051, Series 2021-RPL1, Class A1(1)(2)	2,929	2,547
RALI Series 2002-QS16 Trust
5.85% (1 Month LIBOR USD + 16.62%, 16.62% Cap), 10/25/2049, Series 2002-QS16, Class A3(3)(10)(11)	0	0
RALI Series 2003-QS9 Trust
2.40% (1 Month LIBOR USD + 7.55%, 7.55% Cap), 05/25/2049, Series 2003-QS9, Class A3(3)(10)(11)	1	0
RALI Series 2005-QA6 Trust
5.68%, 05/25/2035, Series 2005-QA6, Class A32(4)	74	44
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037, Series 2007-QS1, Class 1A1	8	6
RBS Commercial Funding, Inc. 2013-SMV Trust
3.26%, 03/11/2031, Series 2013-SMV, Class A(1)	512	475
RCO VI Mortgage LLC 2022-1
3.00%, 01/25/2027, Series 2022-1, Class A1(1)(2)	6,612	6,210
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035, Series 2005-R1, Class 2APO(1)	4	2
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034, Series 2004-A7, Class A6	1,220	1,169

Seasoned Credit Risk Transfer Trust 2017-4
3.50%, 06/25/2057, Series 2017-4, Class MT	2,433	2,178
Seasoned Credit Risk Transfer Trust Series 2018-1
3.50%, 05/25/2057, Series 2018-1, Class M60C	9,652	8,997
Seasoned Credit Risk Transfer Trust Series 2018-2
3.50%, 11/25/2057, Series 2018-2, Class MT	5,681	5,061
Seasoned Credit Risk Transfer Trust Series 2018-4
3.50%, 03/25/2058, Series 2018-4, Class MZ	9,417	7,420
Seasoned Credit Risk Transfer Trust Series 2019-1
3.50%, 07/25/2058, Series 2019-1, Class MT	6,585	5,862
Seasoned Credit Risk Transfer Trust Series 2019-3
3.50%, 10/25/2058, Series 2019-3, Class MB	3,880	3,229
Seasoned Credit Risk Transfer Trust Series 2019-4
4.00%, 02/25/2059, Series 2019-4, Class M55D	4,382	4,110
Seasoned Credit Risk Transfer Trust Series 2020-1
3.00%, 08/25/2059, Series 2020-1, Class M55G	5,369	4,853
Seasoned Credit Risk Transfer Trust Series 2020-3
2.00%, 05/25/2060, Series 2020-3, Class MT	4,904	4,005
3.00%, 05/25/2060, Series 2020-3, Class M5TW	5,748	5,083
Seasoned Credit Risk Transfer Trust Series 2022-1
3.25%, 11/25/2061, Series 2022-1, Class MTU	8,957	7,805
Sequoia Mortgage Trust 2004-10
5.47% (1 Month LIBOR USD + 0.62%, 0.62% Floor, 11.50% Cap), 11/20/2034, Series 2004-10, Class A1A(3)	18	17
Sequoia Mortgage Trust 2004-11
5.76% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.50% Cap), 12/20/2034, Series 2004-11, Class A1(3)	46	42
Sequoia Mortgage Trust 2004-12
5.99% (6 Month LIBOR USD + 0.32%, 0.32% Floor, 11.50% Cap), 01/20/2035, Series 2004-12, Class A3(3)	50	46
Sequoia Mortgage Trust 2004-8
5.86% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A1(3)	373	328
5.92% (6 Month LIBOR USD + 0.74%, 0.74% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A2(3)	58	53
Series RR 2014-1 Trust
0.00%, 05/25/2047, Series 2014-1, Class A(1)	1,603	1,496
SLG Office Trust 2021-OVA
2.59%, 07/15/2041, Series 2021-OVA, Class A(1)	9,955	7,978
Starwood Mortgage Residential Trust 2022-1
2.45%, 12/25/2066, Series 2022-1, Class A1(1)(4)	14,901	12,532
Structured Asset Mortgage Investments II Trust 2004-AR5
5.81% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 11.00% Cap), 10/19/2034, Series 2004-AR5, Class 1A1(3)	47	44
Structured Asset Mortgage Investments II Trust 2005-AR5
5.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/19/2035, Series 2005-AR5, Class A3(3)	204	185
Structured Asset Mortgage Investments Trust 2003-CL1
5.55% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 8.00% Cap), 07/25/2032, Series 2003-CL1, Class 1F1(3)	76	74
Structured Asset Securities Corp.
4.93%, 02/25/2034, Series 2004-4XS, Class 1A5(2)	104	97
5.50% (1 Month LIBOR USD + 0.35%, 0.35% Floor), 06/25/2035, Series 2005-RF3, Class 1A(1)(3)	43	39
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A
4.83%, 11/25/2033, Series 2003-34A, Class 3A3(4)	8	7
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-37A
4.40%, 12/25/2033, Series 2003-37A, Class 8A2(4)	670	644
4.59%, 12/25/2033, Series 2003-37A, Class 2A(4)	67	63
Thornburg Mortgage Securities Trust 2003-4
5.79% (1 Month LIBOR USD + 0.64%, 0.64% Floor, 11.50% Cap), 09/25/2043, Series 2003-4, Class A1(3)	230	216
Thornburg Mortgage Securities Trust 2003-5
3.63%, 10/25/2043, Series 2003-5, Class 3A(4)	992	951
Thornburg Mortgage Securities Trust 2004-4
3.75%, 12/25/2044, Series 2004-4, Class 3A(4)	113	105
Thornburg Mortgage Securities Trust 2005-1
3.84%, 04/25/2045, Series 2005-1, Class A3(4)	276	261
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057, Series 2017-2, Class A1(1)(4)	358	354
Towd Point Mortgage Trust 2017-6
2.75%, 10/25/2057, Series 2017-6, Class A1(1)(4)	2,182	2,062
Towd Point Mortgage Trust 2018-1
3.00%, 01/25/2058, Series 2018-1, Class A1(1)(4)	1,868	1,788
Towd Point Mortgage Trust 2019-1
3.75%, 03/25/2058, Series 2019-1, Class A1(1)(4)	3,590	3,359
Towd Point Mortgage Trust 2019-HY3
6.15% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 10/25/2059, Series 2019-HY3, Class A1A(1)(3)	814	805
Towd Point Mortgage Trust 2020-2
1.64%, 04/25/2060, Series 2020-2, Class A1A(1)(4)	18,981	16,395
Towd Point Mortgage Trust 2020-4
1.75%, 10/25/2060, Series 2020-4, Class A1(1)	2,352	2,044
Towd Point Mortgage Trust 2021-R1
2.92%, 11/30/2060, Series 2021-R1, Class A1(1)(4)	13,633	11,138
Towd Point Mortgage Trust 2021-SJ1
2.25%, 07/25/2068, Series 2021-SJ1, Class A1(1)(4)	7,773	7,189
Towd Point Mortgage Trust 2021-SJ2
2.25%, 12/25/2061, Series 2021-SJ2, Class A1A(1)(4)	11,290	10,259
Towd Point Mortgage Trust 2022-2
3.75%, 07/01/2062, Series 2022-2, Class A1(1)(4)	16,408	15,021
Towd Point Mortgage Trust 2022-3
3.75%, 08/01/2062, Series 2022-3, Class A1(1)(4)	16,029	14,590
Towd Point Mortgage Trust 2023-1

3.75%, 01/25/2063, Series 2023-1, Class A1(1)	8,015	7,310
UBS Commercial Mortgage Trust 2017-C5
3.21%, 11/15/2050, Series 2017-C5, Class A4	21,500	19,665
UBS Commercial Mortgage Trust 2018-C9
3.85%, 03/15/2051, Series 2018-C9, Class A3	9,355	8,590
UBS-BAMLL Trust 2012-WRM
3.66%, 06/10/2030, Series 2012-WRM, Class A(1)	57	53
UBS-Barclays Commercial Mortgage Trust 2012-C2
0.66%, 05/10/2063, Series 2012-C2, Class XA(1)(4)(11)	765	0
Vendee Mortgage Trust 1994-1
4.71%, 02/15/2024, Series 1994-1, Class 1(4)	2	2
6.50%, 02/15/2024, Series 1994-1, Class 2ZB	12	12
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026, Series 1996-1, Class 1Z	28	28
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026, Series 1996-2, Class 1Z	12	12
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027, Series 1997-1, Class 2Z	40	41
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028, Series 1998-1, Class 2E	32	32
VM Master Issuer LLC
5.16%, 05/24/2025, Series 2022-1, Class A1(1)(4)	10,800	10,058
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.00%, 03/15/2045, Series 2006-C24, Class XC(1)(4)(11)	285	0
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
4.22%, 10/25/2033, Series 2003-AR11, Class A6(4)	89	83
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
3.95%, 08/25/2033, Series 2003-AR7, Class A7(4)	31	29
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
4.15%, 09/25/2033, Series 2003-AR9, Class 1A6(4)	161	149
4.16%, 09/25/2033, Series 2003-AR9, Class 2A(4)	16	14
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033, Series 2003-S1, Class A5	35	34
WaMu Mortgage Pass-Through Certificates Series 2003-S4
3.30% (1 Month LIBOR USD + 17.46%, 17.46% Cap), 06/25/2033, Series 2003-S4, Class 2A10(3)(10)	9	8
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033, Series 2003-S9, Class P	1	1
5.25%, 10/25/2033, Series 2003-S9, Class A8	109	103
WaMu Mortgage Pass-Through Certificates Series 2004-AR14 Trust
4.20%, 01/25/2035, Series 2004-AR14, Class A1(4)	948	864
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
4.52%, 06/25/2034, Series 2004-AR3, Class A2(4)	46	42
4.52%, 06/25/2034, Series 2004-AR3, Class A1(4)	816	743
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
6.00%, 08/25/2034, Series 2004-CB2, Class 3A	296	290
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
6.50%, 10/25/2034, Series 2004-CB3, Class 2A	862	848
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033, Series 2004-RS2, Class A4	18	16
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034, Series 2004-S2, Class 2A4	78	75
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034, Series 2004-S3, Class 1A5	6	6
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
3.63%, 09/25/2036, Series 2006-AR10, Class 2P(4)	4	3
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
3.69%, 08/25/2046, Series 2006-AR8, Class 1A2(4)	29	26
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035, Series 2005-1, Class CP	4	3
5.50%, 03/25/2035, Series 2005-1, Class 1A1	42	38
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
0.00% (1 Month LIBOR USD + 5.00%, 5.00% Cap), 04/25/2035, Series 2005-2, Class 2A3(3)(10)	70	2
0.00% (1 Month LIBOR USD + 5.05%, 5.05% Cap), 04/25/2035, Series 2005-2, Class 1A4(3)(10)	336	10
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035, Series 2005-4, Class CX	117	18
5.50%, 06/25/2035, Series 2005-4, Class CB7	117	103
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035, Series 2005-6, Class 2A4	18	15
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036, Series 2006-1, Class 3A2	9	8
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033, Series 2003-MS7, Class P(11)	0	0
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033, Series 2003-1, Class APO	1	1
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037, Series 2007-PA3, Class 1A2	11	10
Wells Fargo Commercial Mortgage Trust 2015-C26
2.99%, 02/15/2048, Series 2015-C26, Class ASB	2,840	2,766
Wells Fargo Commercial Mortgage Trust 2015-C29
3.37%, 06/15/2048, Series 2015-C29, Class A3	6,649	6,328
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058, Series 2015-C30, Class A4	729	691
Wells Fargo Commercial Mortgage Trust 2015-C31

3.70%, 11/15/2048, Series 2015-C31, Class A4	3,280	3,098
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.50%, 07/15/2058, Series 2015-NXS2, Class A4	15,000	14,259
Wells Fargo Commercial Mortgage Trust 2015-P2
3.81%, 12/15/2048, Series 2015-P2, Class A4	7,273	6,875
Wells Fargo Commercial Mortgage Trust 2016-C34
3.10%, 06/15/2049, Series 2016-C34, Class A4	3,698	3,395
Wells Fargo Commercial Mortgage Trust 2016-NXS6
2.64%, 11/15/2049, Series 2016-NXS6, Class A3	20,000	18,422
Wells Fargo Commercial Mortgage Trust 2017-C38
3.19%, 07/15/2050, Series 2017-C38, Class A4	12,977	11,846
Wells Fargo Commercial Mortgage Trust 2017-RC1
3.63%, 01/15/2060, Series 2017-RC1, Class A4	10,000	9,269
Wells Fargo Commercial Mortgage Trust 2018-C47
4.44%, 09/15/2061, Series 2018-C47, Class A4	8,850	8,377
Wells Fargo Commercial Mortgage Trust 2020-C57
1.86%, 08/15/2053, Series 2020-C57, Class A3	19,500	15,588
Wells Fargo Commercial Mortgage Trust 2020-C58
1.81%, 07/15/2053, Series 2020-C58, Class A3	23,000	18,444
Wells Fargo Commercial Mortgage Trust 2021-SAVE
6.34% (1 Month LIBOR USD + 1.15%, 1.15% Floor), 02/15/2040, Series 2021-SAVE, Class A(1)(3)	4,981	4,683
Wells Fargo Commercial Mortgage Trust 2022-C62
4.00%, 04/15/2055, Series 2022-C62, Class A4(4)	3,819	3,435
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037, Series 2007-7, Class A7	6	5
WFRBS Commercial Mortgage Trust 2013-C11
4.20%, 03/15/2045, Series 2013-C11, Class D(1)(4)	300	209
WFRBS Commercial Mortgage Trust 2014-C21
3.68%, 08/15/2047, Series 2014-C21, Class A5	7,000	6,774
WFRBS Commercial Mortgage Trust 2014-C25
3.63%, 11/15/2047, Series 2014-C25, Class A5	3,846	3,685
WFRBS Commercial Mortgage Trust 2014-LC14
3.77%, 03/15/2047, Series 2014-LC14, Class A4	6,452	6,399

Total Mortgage-Backed Obligations (Cost: $6,551,673)		6,022,596

Total Bonds & Notes (Cost: $17,838,903)		16,245,929

	Shares (000s)	Value (000s)

PREFERRED STOCKS – 0.01%
Financials – 0.01%
State Street Corp., 5.35%	95	2,181

Total Financials		2,181

Total Preferred Stocks (Cost: $2,375)		2,181

SHORT-TERM INVESTMENTS – 3.28%
Money Market Funds – 3.26%
Fidelity Institutional Money Market Government Fund - Class I, 5.03%(13)	536,258	536,258

Total Money Market Funds (Cost: $536,258)		536,258

	Principal Amount (000s)	Value (000s)

Time Deposits – 0.02%
Citibank, New York, 4.57% due 07/03/2023	$3,082	3,082
Sumitomo Trust Bank, London, 4.57% due 07/03/2023	6	6

Total Time Deposits (Cost: $3,088)		3,088

Total Short-Term Investments (Cost: $539,346)		539,346

TOTAL INVESTMENTS IN SECURITIES – 102.17% (Cost: $18,380,624)		16,787,456

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.17)%		(356,216)

TOTAL NET ASSETS – 100.00%		$16,431,240

Percentages are stated as a percent of net assets.

REIT Real Estate Investment Trust

(1)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $3,355,878, which represents 20.42% of total net assets.

(2)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of June 30, 2023.
(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2023.
(4)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2023.
(5)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $30,876, which represents 0.19% of total net assets.
(6)	Security in default as of June 30, 2023. The value of these securities totals $359, which represents 0.00% of total net assets.
(7)	Non-income producing security.
(8)	Inflation protected security. The value of these securities totals $3,560, which represents 0.02% of total net assets.
(9)	Assigned as collateral for certain futures contracts. The value of these pledged issues totals $45,262, which represents 0.28% of total net assets.
(10)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(11)	A zero balance may reflect actual amounts rounding to less than one thousand.
(12)	Delayed delivery purchase commitment security. The value of these securities totals $252,162, which represents 1.53% of total net assets.
(13)	Represents annualized seven-day yield as of the close of the reporting period.
(14)	Security that is restricted at June 30, 2023. The value of these securities totals $5,961, which represents 0.04% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
3,906	U.S. 5 Year Note Future	Sep. 2023	$425,981	$418,307	$(7,674)
1,558	U.S. 10 Year Note Future	Sep. 2023	177,680	174,910	(2,770)
159	U.S. Ultra 10 Year Note Future	Sep. 2023	19,033	18,832	(201)
1,730	U.S. Ultra Bond Future	Sep. 2023	234,242	235,658	1,416

					(9,229)

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(391)	U.S. 2 Year Note Future	Sep. 2023	$(80,330)	$(79,507)	$823
(381)	U.S. Long Bond Future	Sep. 2023	(48,409)	(48,351)	58

					881

					$(8,348)

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2023

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

BONDS & NOTES – 96.67%
Asset-Backed Obligations – 11.81%
522 Funding CLO 2018-3A Ltd.
6.29% (3 Month LIBOR USD + 1.04%, 1.04% Floor), 10/20/2031, Series 2018-3A, Class AR(1)(2)	$2,870	$2,829
522 Funding CLO 2019-5 Ltd.
6.32% (3 Month Term SOFR + 1.33%, 1.33% Floor), 04/15/2035, Series 2019-5A, Class AR(1)(2)	4,710	4,607
Aaset 2021-2 Trust
2.80%, 01/15/2047, Series 2021-2A, Class A(1)	7,242	6,145
AASET 2022-1 LLC
6.00%, 05/16/2047, Series 2022-1A, Class A(1)	1,869	1,802
ABFC 2005-WMC1 Trust
5.89% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 06/25/2035, Series 2005-WMC1, Class M3(2)	4,010	3,845
ABFC 2007-NC1 Trust
5.45% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 05/25/2037, Series 2007-NC1, Class A2(1)(2)	8,463	7,780
Accredited Mortgage Loan Trust 2006-2
5.41% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 09/25/2036, Series 2006-2, Class A4(2)	149	146
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE3
6.08% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 11/25/2034, Series 2004-HE3, Class M1(2)	3,760	3,611
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3
5.86% (1 Month LIBOR USD + 0.71%, 0.71% Floor), 05/25/2035, Series 2005-HE3, Class M3(2)	2,505	2,439
ACREC 2023-FL2 LLC
7.32% (1 Month Term SOFR + 2.23%, 2.23% Floor), 02/19/2038, Series 2023-FL2, Class A(1)(2)	1,740	1,727
ACRES Commercial Realty 2021-FL2 Ltd.
6.56% (1 Month Term SOFR + 1.51%, 1.51% Floor), 01/15/2037, Series 2021-FL2, Class A(1)(2)	5,330	5,229
Adams Outdoor Advertising LP
5.65%, 11/15/2048, Series 2018-1, Class B(1)	1,475	1,381
Aegis Asset Backed Securities Corp. Mortgage Pass-Through Certificates Series 2003-2
6.28% (1 Month LIBOR USD + 1.13%, 1.13% Floor), 11/25/2033, Series 2003-2, Class M1(2)	598	555
Affirm Asset Securitization Trust 2021-B
1.40%, 08/17/2026, Series 2021-B, Class C(1)	835	782
AGL Core CLO 15 Ltd.
6.40% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 01/20/2035, Series 2021-15A, Class A1(1)(2)	3,850	3,769
AIG CLO 2019-2 Ltd.
6.86% (3 Month LIBOR USD + 1.60%, 1.60% Floor), 10/25/2033, Series 2019-2A, Class BR(1)(2)	4,500	4,415
AIG CLO 2021-2 LLC
6.42% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 07/20/2034, Series 2021-2A, Class A(1)(2)	2,670	2,616
Aimco CLO 12 Ltd.
6.16% (3 Month Term SOFR + 1.17%, 1.17% Floor), 01/17/2032, Series 2020-12A, Class AR(1)(2)	2,189	2,164
Aligned Data Centers Issuer LLC
1.94%, 08/15/2046, Series 2021-1A, Class A2(1)	17,968	15,711
Allegro CLO IX Ltd.
6.43% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 10/16/2031, Series 2018-3A, Class A(1)(2)	11,400	11,284
American Credit Acceptance Receivables Trust 2019-3
2.89%, 09/12/2025, Series 2019-3, Class D(1)	316	316
American Credit Acceptance Receivables Trust 2020-3
2.40%, 06/15/2026, Series 2020-3, Class D(1)	105	103
American Credit Acceptance Receivables Trust 2020-4
1.77%, 12/14/2026, Series 2020-4, Class D(1)	2,785	2,694
American Credit Acceptance Receivables Trust 2021-4
1.82%, 02/14/2028, Series 2021-4, Class D(1)	3,655	3,567
American Credit Acceptance Receivables Trust 2022-1
2.46%, 03/13/2028, Series 2022-1, Class D(1)	3,475	3,254
American Credit Acceptance Receivables Trust 2022-4
7.86%, 02/15/2029, Series 2022-4, Class C(1)	1,650	1,678
American Credit Acceptance Receivables Trust 2023-2
5.96%, 08/13/2029, Series 2023-2, Class C(1)	9,950	9,829
American Homes 4 Rent 2014-SFR2 Trust
6.23%, 10/17/2036, Series 2014-SFR2, Class E(1)	515	508
American Homes 4 Rent 2015-SFR1 Trust
5.64%, 04/17/2052, Series 2015-SFR1, Class E(1)	6,400	6,257
5.89%, 04/17/2052, Series 2015-SFR1, Class F(1)	2,378	2,319
AmeriCredit Automobile Receivables Trust 2019-3
2.58%, 09/18/2025, Series 2019-3, Class D	1,330	1,296
AmeriCredit Automobile Receivables Trust 2020-1
1.80%, 12/18/2025, Series 2020-1, Class D	3,030	2,900
AmeriCredit Automobile Receivables Trust 2020-2
2.13%, 03/18/2026, Series 2020-2, Class D	5,720	5,417
AmeriCredit Automobile Receivables Trust 2020-3
1.49%, 09/18/2026, Series 2020-3, Class D	7,135	6,600
AmeriCredit Automobile Receivables Trust 2021-1
0.89%, 10/19/2026, Series 2021-1, Class C	4,735	4,396
1.21%, 12/18/2026, Series 2021-1, Class D	5,425	4,949
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039, Series 2022-SFR3, Class B(1)	20,305	18,643
Anchorage Capital CLO 15 Ltd.
6.45% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 07/20/2034, Series 2020-15A, Class AR(1)(2)	250	244
Anchorage Capital CLO 16 Ltd.
6.47% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 01/19/2035, Series 2020-16A, Class A1R(1)(2)	2,870	2,787
Anchorage Capital CLO 3-R Ltd.
6.32% (3 Month LIBOR USD + 1.05%), 01/28/2031, Series 2014-3RA, Class A(1)(2)	473	467
Apidos CLO XX

6.36% (3 Month LIBOR USD + 1.10%), 07/16/2031, Series 2015-20A, Class A1RA(1)(2)		4,190	4,152
Apidos CLO XXIII
6.48% (3 Month LIBOR USD + 1.22%, 1.22% Floor), 04/15/2033, Series 2015-23A, Class AR(1)(2)		5,000	4,937
Apidos CLO XXIV
6.20% (3 Month LIBOR USD + 0.95%, 0.95% Floor), 10/20/2030, Series 2016-24A, Class A1AL(1)(2)		1,700	1,680
Applebee’s Funding LLC / IHOP Funding LLC
7.82%, 03/05/2053, Series 2023-1A, Class A2(1)		10,610	10,439
Apres Static CLO Ltd.
7.66% (3 Month LIBOR USD + 2.40%), 10/15/2028, Series 2019-1A, Class BR(1)(2)		10,045	10,008
Aqua Finance Trust 2021-A
2.40%, 07/17/2046, Series 2021-A, Class B(1)		1,550	1,264
Arbor Realty Commercial Real Estate Notes 2021-FL3 Ltd.
7.74% (1 Month LIBOR USD + 2.55%, 2.66% Floor), 08/15/2034, Series 2021-FL3, Class E(1)(2)		6,250	5,731
Arbor Realty Commercial Real Estate Notes 2021-FL4 Ltd.
6.54% (1 Month LIBOR USD + 1.35%, 1.46% Floor), 11/15/2036, Series 2021-FL4, Class A(1)(2)		11,190	10,971
Arbor Realty Commercial Real Estate Notes 2022-FL1 Ltd.
6.52% (30-day Average SOFR + 1.45%, 1.45% Floor), 01/15/2037, Series 2022-FL1, Class A(1)(2)		10,000	9,819
Arbor Realty Commercial Real Estate Notes 2022-FL2 Ltd.
7.00% (1 Month Term SOFR + 1.85%, 1.85% Floor), 05/15/2037, Series 2022-FL2, Class A(1)(2)		2,733	2,667
Ares European CLO
4.32% (3 Month EURIBOR + 0.66%, 0.66% Floor), 10/15/2030, Series 7A, Class A1RR(1)(2)	EUR	26,332	28,155
Ares LIX CLO Ltd.
6.29% (3 Month LIBOR USD + 1.03%, 1.03% Floor), 04/25/2034, Series 2021-59A, Class A(1)(2)		$6,590	6,442
6.66% (3 Month LIBOR USD + 1.40%, 1.40% Floor), 04/25/2034, Series 2021-59A, Class B1(1)(2)		4,500	4,347
Ares LXII CLO Ltd.
6.91% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 01/25/2034, Series 2021-62A, Class B(1)(2)		8,350	8,075
Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC 2006-HE3
2.97% (1 Month LIBOR USD + 0.45%, 0.45% Floor), 03/25/2036, Series 2006-HE3, Class M1(2)		12,279	10,097
Aurium CLO III DAC
4.33% (3 Month EURIBOR + 0.67%, 0.67% Floor), 04/16/2030, Series 3A, Class AR(1)(2)	EUR	892	954
Avis Budget Rental Car Funding AESOP LLC
2.02%, 02/20/2027, Series 2020-2A, Class A(1)		$9,740	8,823
2.35%, 02/20/2028, Series 2021-2A, Class C(1)		3,030	2,586
2.36%, 03/20/2026, Series 2019-3A, Class A(1)		12,120	11,444
4.08%, 02/20/2028, Series 2021-2A, Class D(1)		7,500	6,292
6.03%, 10/20/2027, Series 2023-2A, Class B(1)		850	836
7.24%, 06/20/2029, Series 2023-4A, Class C(1)		5,640	5,539
Bain Capital Credit CLO 2018-2
6.35% (3 Month LIBOR USD + 1.08%), 07/19/2031, Series 2018-2A, Class A1(1)(2)		250	248
Bain Capital Credit CLO 2020-4 Ltd.
6.66% (3 Month LIBOR USD + 1.41%, 1.41% Floor), 10/20/2033, Series 2020-4A, Class A1(1)(2)		250	247
Bain Capital Credit CLO 2021-4 Ltd.
6.42% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 10/20/2034, Series 2021-4A, Class A1(1)(2)		2,840	2,773
6.90% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 10/20/2034, Series 2021-4A, Class B(1)(2)		4,075	3,946
Bain Capital Euro CLO 2018-2 DAC
3.94% (3 Month EURIBOR + 0.74%, 0.74% Floor), 01/20/2032, Series 2018-2A, Class AR(1)(2)	EUR	24,755	26,239
Ballyrock CLO 15 Ltd.
6.32% (3 Month LIBOR USD + 1.06%, 1.06% Floor), 04/15/2034, Series 2021-1A, Class A1(1)(2)		$10,050	9,827
Barings CLO Ltd. 2018-III
6.20% (3 Month LIBOR USD + 0.95%), 07/20/2029, Series 2018-3A, Class A1(1)(2)		356	353
BCMSC Trust 1999-B
6.61%, 12/15/2029, Series 1999-B, Class A1B(3)		3,594	404
BDS 2021-FL10 Ltd.
6.51% (1 Month LIBOR USD + 1.35%, 1.46% Floor), 12/16/2036, Series 2021-FL10, Class A(1)(2)		15,910	15,597
BDS 2021-FL7 Ltd.
6.23% (1 Month LIBOR USD + 1.07%, 1.07% Floor), 06/16/2036, Series 2021-FL7, Class A(1)(2)		10,000	9,740
BDS 2022-FL11 LLC
6.88% (1 Month Term SOFR + 1.80%, 1.80% Floor), 03/19/2039, Series 2022-FL11, Class ATS(1)(2)		2,871	2,833
Bear Stearns Asset Backed Securities I Trust 2005-AQ1
6.28% (1 Month LIBOR USD + 1.13%, 1.13% Floor), 03/25/2035, Series 2005-AQ1, Class M3(2)		239	236
Bear Stearns Asset Backed Securities I Trust 2005-EC1
4.72% (1 Month LIBOR USD + 0.78%), 11/25/2035, Series 2005-EC1, Class M3(2)		7,092	7,036
Bear Stearns Asset Backed Securities I Trust 2005-HE1
5.16% (1 Month LIBOR USD + 2.33%, 2.33% Floor), 01/25/2035, Series 2005-HE1, Class M5(2)		1,292	1,198
Bear Stearns Asset Backed Securities I Trust 2007-HE2
5.31% (1 Month LIBOR USD + 0.16%, 0.16% Floor), 02/25/2037, Series 2007-HE2, Class 2A3(2)		1,956	1,932
Benefit Street Partners CLO IV Ltd.
6.80% (3 Month LIBOR USD + 1.55%, 1.55% Floor), 01/20/2032, Series 2014-IVA, Class A2AR(1)(2)		9,595	9,381
Benefit Street Partners CLO X Ltd.
6.46% (3 Month LIBOR USD + 1.21%, 1.21% Floor), 04/20/2034, Series 2016-10A, Class A1RR(1)(2)		12,795	12,575
Benefit Street Partners CLO XX Ltd.
6.43% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 07/15/2034, Series 2020-20A, Class AR(1)(2)		6,155	6,048
BHG Securitization Trust 2022-A
2.70%, 02/20/2035, Series 2022-A, Class B(1)		12,175	10,877
BHG Securitization Trust 2022-C
5.93%, 10/17/2035, Series 2022-C, Class B(1)		551	537
Birch Grove CLO 2 Ltd.
6.53% (3 Month LIBOR USD + 1.26%, 1.26% Floor), 10/19/2034, Series 2021-2A, Class A1(1)(2)		4,000	3,903
Blackbird Capital Aircraft Lease Securitization Ltd. 2016-1
4.21%, 12/16/2041, Series 2016-1A, Class A(1)(4)		941	866
BPCRE 2022-FL2 Ltd.
7.49% (1 Month Term SOFR + 2.40%, 2.40% Floor), 01/16/2037, Series 2022-FL2, Class A(1)(2)		1,493	1,485
BRE Grand Islander Timeshare Issuer 2019-A LLC
3.28%, 09/26/2033, Series 2019-A, Class A(1)		1,114	1,047
BSPRT 2021-FL7 Issuer Ltd.
6.51% (1 Month LIBOR USD + 1.32%, 1.32% Floor), 12/15/2038, Series 2021-FL7, Class A(1)(2)		9,900	9,684
Business Jet Securities 2021-1 LLC
2.16%, 04/15/2036, Series 2021-1A, Class A(1)		2,015	1,848
Carlyle Global Market Strategies CLO 2013-4 Ltd.

6.26% (3 Month LIBOR USD + 1.00%, 1.00% Floor), 01/15/2031, Series 2013-4A, Class A1RR(1)(2)	1,071	1,061
Carlyle Global Market Strategies CLO 2014-1 Ltd.
6.23% (3 Month LIBOR USD + 0.97%, 0.97% Floor), 04/17/2031, Series 2014-1A, Class A1R2(1)(2)	997	988
Carlyle Global Market Strategies CLO 2014-2R Ltd.
6.37% (3 Month LIBOR USD + 1.05%), 05/15/2031, Series 2014-2RA, Class A1(1)(2)	1,168	1,155
Carlyle Global Market Strategies CLO 2014-3-R Ltd.
6.34% (3 Month LIBOR USD + 1.05%), 07/27/2031, Series 2014-3RA, Class A1A(1)(2)	2,321	2,293
Carlyle Global Market Strategies CLO 2014-5 Ltd.
6.40% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 07/15/2031, Series 2014-5A, Class A1RR(1)(2)	9,518	9,426
Carlyle U.S. CLO 2017-4 Ltd.
6.44% (3 Month LIBOR USD + 1.18%, 1.18% Floor), 01/15/2030, Series 2017-4A, Class A1(1)(2)	12,853	12,760
Carlyle U.S. CLO 2019-1 Ltd.
6.33% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 04/20/2031, Series 2019-1A, Class A1AR(1)(2)	3,980	3,928
Carlyle U.S. CLO 2021-1 Ltd.
6.40% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 04/15/2034, Series 2021-1A, Class A1(1)(2)	1,750	1,720
CarMax Auto Owner Trust 2019-3
2.85%, 01/15/2026, Series 2019-3, Class D	1,120	1,111
CarMax Auto Owner Trust 2020-1
2.64%, 07/15/2026, Series 2020-1, Class D	2,622	2,555
CarMax Auto Owner Trust 2020-3
2.53%, 01/15/2027, Series 2020-3, Class D	1,510	1,450
CarMax Auto Owner Trust 2020-4
1.75%, 04/15/2027, Series 2020-4, Class D	1,875	1,745
CarMax Auto Owner Trust 2021-1
1.28%, 07/15/2027, Series 2021-1, Class D	825	754
CarMax Auto Owner Trust 2021-3
1.50%, 01/18/2028, Series 2021-3, Class D	2,010	1,789
CarMax Auto Owner Trust 2022-1
2.47%, 07/17/2028, Series 2022-1, Class D	1,235	1,115
CarMax Auto Owner Trust 2023-2
6.55%, 10/15/2029, Series 2023-2, Class D	1,155	1,140
Carvana Auto Receivables Trust 2021-N3
1.02%, 06/12/2028, Series 2021-N3, Class C	1,816	1,715
Carvana Auto Receivables Trust 2021-N4
1.72%, 09/11/2028, Series 2021-N4, Class C	1,610	1,545
2.30%, 09/11/2028, Series 2021-N4, Class D	5,760	5,413
Carvana Auto Receivables Trust 2021-P3
1.93%, 10/12/2027, Series 2021-P3, Class C	4,125	3,523
Carvana Auto Receivables Trust 2021-P4
2.33%, 02/10/2028, Series 2021-P4, Class C	2,720	2,309
Carvana Auto Receivables Trust 2023-N1
6.69%, 07/10/2029, Series N1, Class D(1)	1,140	1,119
Castlelake Aircraft Securitization Trust 2018-1
4.13%, 06/15/2043, Series 2018-1, Class A(1)	2,123	1,915
CBAM 2019-9 Ltd.
6.54% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 02/12/2030, Series 2019-9A, Class A(1)(2)	10,788	10,698
Cedar Funding IX CLO Ltd.
6.23% (3 Month LIBOR USD + 0.98%, 0.98% Floor), 04/20/2031, Series 2018-9A, Class A1(1)(2)	8,110	8,032
Cedar Funding X CLO Ltd.
6.85% (3 Month LIBOR USD + 1.60%, 1.60% Floor), 10/20/2032, Series 2019-10A, Class BR(1)(2)	5,430	5,308
Centex Home Equity Loan Trust 2005-B
5.80% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 03/25/2035, Series 2005-B, Class M2(2)	2,260	2,229
Centex Home Equity Loan Trust 2005-D
6.11% (1 Month LIBOR USD + 0.96%, 0.96% Floor), 10/25/2035, Series 2005-D, Class M5(2)	2,131	2,084
Centex Home Equity Loan Trust 2006-A
5.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor), 06/25/2036, Series 2006-A, Class M3(2)	9,500	8,382
CHEC Loan Trust 2004-2
6.11% (1 Month LIBOR USD + 0.96%, 0.96% Floor), 06/25/2034, Series 2004-2, Class M1(2)	1,095	1,065
Chesapeake Funding II LLC
6.69%, 05/15/2035, Series 2023-1A, Class D(1)	665	656
CIFC Funding 2015-IV Ltd.
6.32% (3 Month LIBOR USD + 1.07%, 1.07% Floor), 04/20/2034, Series 2015-4A, Class A1A2(1)(2)	19,600	19,202
6.70% (3 Month LIBOR USD + 1.45%, 1.45% Floor), 04/20/2034, Series 2015-4A, Class A2R2(1)(2)	2,145	2,096
CIFC Funding 2017-III Ltd.
6.47% (3 Month LIBOR USD + 1.22%), 07/20/2030, Series 2017-3A, Class A1(1)(2)	464	461
CIFC Funding 2018-I Ltd.
6.26% (3 Month LIBOR USD + 1.00%), 04/18/2031, Series 2018-1A, Class A(1)(2)	3,400	3,371
CIFC Funding 2019-V Ltd.
6.40% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 01/15/2035, Series 2019-5A, Class A1R1(1)(2)	3,350	3,283
CIFC Funding 2021-VII Ltd.
6.40% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 01/23/2035, Series 2021-7A, Class A1(1)(2)	11,700	11,468
CIM TRUST 2023-NR2
6.00%, 06/25/2062, Series 2023-NR2, Class A1(1)(4)	18,103	18,646
CIT Mortgage Loan Trust 2007-1
6.65% (1 Month LIBOR USD + 1.50%, 1.50% Floor), 10/25/2037, Series 2007-1, Class 1M1(1)(2)	2,000	1,942
Citigroup Mortgage Loan Trust, Inc.
5.78% (1 Month LIBOR USD + 0.63%, 0.63% Floor), 02/25/2035, Series 2005-OPT1, Class M1(2)	1,734	1,575
6.05% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 09/25/2035, Series 2005-HE3, Class M4(2)	7,900	7,274
6.05% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/25/2035, Series 2005-HE4, Class M4(2)	14,327	11,171
CLI Funding VIII LLC
6.31%, 06/18/2048, Series 2023-1A, Class A(1)	13,396	13,352
College Ave Student Loans 2021-A LLC
2.92%, 07/25/2051, Series 2021-A, Class C(1)	401	357
College Avenue Student Loans 2018-A LLC
4.13%, 12/26/2047, Series 2018-A, Class A2(1)	1,511	1,418
6.35% (1 Month LIBOR USD + 1.20%), 12/26/2047, Series 2018-A, Class A1(1)(2)	1,108	1,091
College Avenue Student Loans LLC
6.80% (1 Month LIBOR USD + 1.65%, 1.65% Floor), 11/26/2046, Series 2017-A, Class A1(1)(2)	1,977	1,974
Commonbond Student Loan Trust 2020-1

1.69%, 10/25/2051, Series 2020-1, Class A(1)	1,483	1,309
Commonwealth of Puerto Rico
0.00%, 11/01/2043(5)	1,531	771
Concord Music Royalties LLC
6.50%, 01/20/2073, Series 2022-1A, Class A2(1)	1,884	1,855
Conseco Finance Securitizations Corp.
7.97%, 05/01/2032, Series 2000-4, Class A5	734	139
8.06%, 09/01/2029, Series 2000-1, Class A5(3)	13,024	2,656
8.31%, 05/01/2032, Series 2000-4, Class A6(3)	8,505	1,681
Conseco Financial Corp.
7.70%, 05/15/2027(3)	2,403	2,237
CoreVest American Finance 2018-2 Trust
4.03%, 11/15/2052, Series 2018-2, Class A(1)	4,339	4,320
CoreVest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A(1)	1,485	1,400
3.16%, 10/15/2052, Series 2019-3, Class B(1)	1,470	1,252
CoreVest American Finance 2021-1 Trust
2.80%, 04/15/2053, Series 2021-1, Class C(1)	1,525	1,245
CoreVest American Finance 2021-2 Trust
2.48%, 07/15/2054, Series 2021-2, Class C(1)	3,100	2,435
CoreVest American Finance 2021-3 Trust
3.47%, 10/15/2054, Series 2021-3, Class D(1)	1,630	1,319
Countrywide Asset-Backed Certificates
5.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor), 01/25/2046, Series 2006-8, Class 2A4(2)	18,740	17,414
Credit Acceptance Auto Loan Trust 2020-2
2.73%, 11/15/2029, Series 2020-2A, Class C(1)	1,935	1,909
Credit Acceptance Auto Loan Trust 2021-3
1.63%, 09/16/2030, Series 2021-3A, Class C(1)	2,360	2,177
Credit Acceptance Auto Loan Trust 2021-4
1.94%, 02/18/2031, Series 2021-4, Class C(1)	5,235	4,751
Credit Acceptance Auto Loan Trust 2023-1
7.71%, 07/15/2033, Series 2023-1A, Class C(1)	2,135	2,144
Credit Acceptance Auto Loan Trust 2023-2
7.15%, 09/15/2033, Series 2023-2A, Class C(1)	3,525	3,477
Credit-Based Asset Servicing & Securitization LLC
5.45% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 10/25/2036, Series 2006-CB8, Class A2C(2)	10,432	8,577
5.93% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 07/25/2033, Series 2004-CB2, Class M1(2)	3,339	3,186
Crown City CLO III
6.42% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 07/20/2034, Series 2021-1A, Class A1A(1)(2)	250	243
CVS Pass-Through Trust
6.94%, 01/10/2030	744	758
CWABS Asset-Backed Certificates Trust 2004-13
6.58% (1 Month LIBOR USD + 1.43%, 1.43% Floor), 06/25/2035, Series 2004-14, Class M4(2)	4,034	3,949
CWABS Asset-Backed Certificates Trust 2005-9
6.13% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 01/25/2036, Series 2005-9, Class M2(2)	4,212	4,067
CWABS Asset-Backed Certificates Trust 2005-AB4
5.63% (1 Month LIBOR USD + 0.48%, 0.48% Floor), 03/25/2036, Series 2005-AB4, Class 1A(2)	1,726	1,520
CWABS Asset-Backed Certificates Trust 2006-2
5.38% (1 Month LIBOR USD + 0.23%, 0.23% Floor), 04/25/2047, Series 2006-20, Class 2A4(2)	20,739	18,772
5.78% (1 Month LIBOR USD + 0.63%, 0.63% Floor), 06/25/2036, Series 2006-2, Class M2(2)	24,500	22,910
CWABS Asset-Backed Certificates Trust 2006-22
5.37% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 05/25/2047, Series 2006-22, Class 2A4(2)	6,867	6,413
CWABS Asset-Backed Certificates Trust 2006-BC1
5.74% (1 Month LIBOR USD + 0.59%, 0.59% Floor), 04/25/2036, Series 2006-BC1, Class M3(2)	1,000	894
CWABS Asset-Backed Certificates Trust 2007-10
5.33% (1 Month LIBOR USD + 0.18%, 0.18% Floor), 06/25/2047, Series 2007-10, Class 1A1(2)	23,877	22,187
CWABS Asset-Backed Certificates Trust 2007-2
5.37% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 08/25/2037, Series 2007-2, Class 2A4(2)	25,730	22,219
CWABS Asset-Backed Certificates Trust 2007-8
5.40% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 02/25/2036, Series 2007-9, Class 2A4(2)	1,324	1,233
CWABS Asset-Backed Certificates Trust 2007-BC2
5.44% (1 Month LIBOR USD + 0.29%, 0.29% Floor), 06/25/2037, Series 2007-BC2, Class 2A4(2)	5,599	5,366
CWABS Revolving Home Equity Loan Trust Series 2004-T
5.43% (1 Month LIBOR USD + 0.24%, 0.24% Floor, 16.00% Cap), 02/15/2030, Series 2004-T, Class 2A(2)	2,651	2,598
CWABS, Inc. Asset-backed Certificates Series 2007-12
5.89% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 08/25/2047, Series 2007-12, Class 1A1(2)	3,048	2,886
CWHEQ Revolving Home Equity Loan Resuritization Trust Series 2006-RES
5.38% (1 Month LIBOR USD + 0.19%, 0.19% Floor, 16.00% Cap), 05/15/2035, Series 2006-RES, Class 5B1B(1)(2)	163	162
CWHEQ Revolving Home Equity Loan Trust Series 2006-I
5.33% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 01/15/2037, Series 2006-I, Class 1A(2)	96	87
DB Master Finance LLC
4.03%, 11/20/2047, Series 2017-1A, Class A2II(1)	2,081	1,902
4.35%, 05/20/2049, Series 2019-1A, Class A23(1)	1,781	1,625
Dell Equipment Finance Trust 2020-2
1.37%, 01/22/2024, Series 2020-2, Class C(1)	4,755	4,742
1.92%, 03/23/2026, Series 2020-2, Class D(1)	500	499
Dewolf Park CLO Ltd.
6.71% (3 Month LIBOR USD + 1.45%, 1.35% Floor), 10/15/2030, Series 2017-1A, Class BR(1)(2)	12,235	11,949
Diameter Capital CLO 1 Ltd.
6.50% (3 Month LIBOR USD + 1.24%, 1.50% Floor), 07/15/2036, Series 2021-1A, Class A1A(1)(2)	4,390	4,261
Diameter Capital CLO 3 Ltd.
6.38% (3 Month Term SOFR + 1.39%, 1.39% Floor), 04/15/2037, Series 2022-3A, Class A1A(1)(2)	4,770	4,676
Domino’s Pizza Master Issuer LLC
2.66%, 04/25/2051, Series 2021-1A, Class A2I(1)	11,393	9,658
3.67%, 10/25/2049, Series 2019-1A, Class A2(1)	6,282	5,489
4.33%, 07/25/2048, Series 2018-1A, Class A2II(1)	2,378	2,221
Drive Auto Receivables Trust 2021-1
1.45%, 01/16/2029, Series 2021-1, Class D	6,530	6,142
Dryden 30 Senior Loan Fund

6.14% (3 Month LIBOR USD + 0.82%), 11/15/2028, Series 2013-30A, Class AR(1)(2)	852	844
Dryden 36 Senior Loan Fund
6.27% (3 Month Term SOFR + 1.28%, 1.02% Floor), 04/15/2029, Series 2014-36A, Class AR3(1)(2)	8,207	8,153
Dryden 64 CLO Ltd.
6.23% (3 Month LIBOR USD + 0.97%), 04/18/2031, Series 2018-64A, Class A(1)(2)	5,900	5,833
Dryden 83 CLO Ltd.
6.48% (3 Month LIBOR USD + 1.22%, 1.22% Floor), 01/18/2032, Series 2020-83A, Class A(1)(2)	1,250	1,236
Dryden 86 CLO Ltd.
6.36% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 07/17/2034, Series 2020-86A, Class A1R(1)(2)	8,050	7,907
Dryden XXVI Senior Loan Fund
6.16% (3 Month LIBOR USD + 0.90%), 04/15/2029, Series 2013-26A, Class AR(1)(2)	3,771	3,739
DT Auto Owner Trust 2019-3
2.96%, 04/15/2025, Series 2019-3A, Class D(1)	661	656
DT Auto Owner Trust 2020-3
1.47%, 06/15/2026, Series 2020-3A, Class C(1)	2,641	2,583
DT Auto Owner Trust 2021-1
1.16%, 11/16/2026, Series 2021-1A, Class D(1)	2,650	2,452
DT Auto Owner Trust 2021-2
1.50%, 02/16/2027, Series 2021-2A, Class D(1)	2,250	2,095
DT Auto Owner Trust 2022-1
3.40%, 12/15/2027, Series 2022-1A, Class D(1)	11,305	10,559
DT Auto Owner Trust 2023-2
6.62%, 02/15/2029, Series 2023-2A, Class D(1)	8,095	8,017
Eaton Vance CLO 2014-1R Ltd.
6.75% (3 Month LIBOR USD + 1.49%), 07/15/2030, Series 2014-1RA, Class A2(1)(2)	1,000	986
Eaton Vance CLO 2019-1 Ltd.
6.36% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 04/15/2031, Series 2019-1A, Class AR(1)(2)	23,000	22,635
ECAF I Ltd.
3.47%, 06/15/2040, Series 2015-1A, Class A1(1)	227	132
ECMC Group Student Loan Trust
6.15% (1 Month LIBOR USD + 1.00%), 07/25/2069, Series 2019-1A, Class A1B(1)(2)	736	721
ECMC Group Student Loan Trust 2017-2
6.20% (1 Month LIBOR USD + 1.05%), 05/25/2067, Series 2017-2A, Class A(1)(2)	6,574	6,377
EDvestinU Private Education Loan Issue No 4 LLC
5.25%, 11/25/2040, Series 2022-A, Class A(1)	1,056	1,017
Elara HGV Timeshare Issuer 2021-A LLC
2.09%, 08/27/2035, Series 2021-A, Class C(1)	419	366
ELFI Graduate Loan Program 2019-A LLC
2.54%, 03/25/2044, Series 2019-A, Class A(1)	1,476	1,334
ELFI Graduate Loan Program 2021-A LLC
2.09%, 12/26/2046, Series 2021-A, Class B(1)(3)	471	393
Ellington Loan Acquisition Trust 2007-1
6.25% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 05/25/2037, Series 2007-1, Class A1(1)(2)	619	590
Elmwood CLO 15 Ltd.
6.41% (3 Month Term SOFR + 1.34%, 1.34% Floor), 04/22/2035, Series 2022-2A, Class A1(1)(2)	11,210	10,997
Elmwood CLO I Ltd.
6.70% (3 Month LIBOR USD + 1.45%, 1.45% Floor), 10/20/2033, Series 2019-1A, Class AR(1)(2)	2,000	1,988
Exeter Automobile Receivables Trust 2020-2
4.73%, 04/15/2026, Series 2020-2A, Class D(1)	2,859	2,840
Exeter Automobile Receivables Trust 2020-3
1.73%, 07/15/2026, Series 2020-3A, Class D	1,175	1,149
Exeter Automobile Receivables Trust 2021-2
1.08%, 11/16/2026, Series 2021-1A, Class D	2,515	2,391
Exeter Automobile Receivables Trust 2022-2
4.56%, 07/17/2028, Series 2022-2A, Class D	2,920	2,779
Exeter Automobile Receivables Trust 2022-6
6.32%, 05/15/2028, Series 2022-6A, Class C	2,180	2,179
Exeter Automobile Receivables Trust 2023-1
6.69%, 06/15/2029, Series 2023-1A, Class D	1,960	1,952
Exeter Automobile Receivables Trust 2023-2
5.61%, 09/15/2027, Series 2023-2A, Class B	22,400	22,149
6.32%, 08/15/2029, Series 2023-2A, Class D	4,420	4,340
Exeter Automobile Receivables Trust 2023-3
6.68%, 04/16/2029, Series 2023-3A, Class D	2,230	2,220
FHF Trust 2021-1
2.29%, 03/15/2027, Series 2021-1A, Class B(1)	4,000	3,736
FHF Trust 2022-1
4.43%, 01/18/2028, Series 2022-1A, Class A(1)	4,675	4,560
Fieldstone Mortgage Investment Trust Series 2006-3
5.42% (1 Month LIBOR USD + 0.28%, 0.28% Floor, 12.25% Cap), 11/25/2036, Series 2006-3, Class 1A(2)	3,533	3,122
First Franklin Mortgage Loan Trust 2002-FF4
6.30% (1 Month LIBOR USD + 1.13%, 1.13% Floor), 02/25/2033, Series 2002-FF4, Class 1A2(2)	3,335	3,148
First Franklin Mortgage Loan Trust 2003-FFH2
6.82% (1 Month LIBOR USD + 1.65%, 1.65% Floor), 02/25/2034, Series 2003-FFH2, Class M1A(2)	3,861	3,823
First Franklin Mortgage Loan Trust 2004-FF7
7.33% (1 Month LIBOR USD + 2.18%, 2.18% Floor), 09/25/2034, Series 2004-FF7, Class M5(2)	854	878
First Franklin Mortgage Loan Trust 2006-FF11
5.51% (1 Month LIBOR USD + 0.36%, 0.36% Floor), 08/25/2036, Series 2006-FF11, Class 1A2(2)	26,104	24,859
First Franklin Mortgage Loan Trust 2006-FF16
5.57% (1 Month LIBOR USD + 0.42%, 0.42% Floor), 12/25/2036, Series 2006-FF16, Class 2A4(2)	5,264	2,207
First Franklin Mortgage Loan Trust 2006-FF17
5.30% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 12/25/2036, Series 2006-FF17, Class A5(2)	2,879	2,604
First Franklin Mortgage Loan Trust 2006-FF2
5.75% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 02/25/2036, Series 2006-FF2, Class A5(2)	9,421	8,460
First Franklin Mortgage Loan Trust Series 2005-FF12
5.86% (1 Month LIBOR USD + 0.71%, 0.71% Floor), 11/25/2036, Series 2005-FF12, Class M2(2)	1,704	1,619
First Investors Auto Owner Trust 2022-1
3.79%, 06/15/2028, Series 2022-1A, Class D(1)	2,875	2,653
FirstKey Homes 2020-SFR1 Trust

2.24%, 08/17/2037, Series 2020-SFR1, Class D(1)		1,590	1,442
2.79%, 08/17/2037, Series 2020-SFR1, Class E(1)		805	736
FirstKey Homes 2021-SFR1 Trust
2.39%, 08/17/2038, Series 2021-SFR1, Class E1(1)		4,795	4,096
FirstKey Homes 2021-SFR2 Trust
2.26%, 09/17/2038, Series 2021-SFR2, Class E1(1)		3,380	2,895
2.36%, 09/17/2038, Series 2021-SFR2, Class E2(1)		2,000	1,708
FirstKey Homes 2022-SFR2 Trust
4.50%, 07/17/2039, Series 2022-SFR2, Class D(1)		10,352	9,444
Flagship Credit Auto Trust 2018-2
4.23%, 09/16/2024, Series 2018-2, Class D(1)		336	335
Flagship Credit Auto Trust 2019-3
2.86%, 12/15/2025, Series 2019-3, Class D(1)		2,235	2,184
Flagship Credit Auto Trust 2020-4
2.18%, 02/16/2027, Series 2020-4, Class D(1)		8,135	7,541
Flagship Credit Auto Trust 2021-1
1.27%, 03/15/2027, Series 2021-1, Class D(1)		1,480	1,346
Flagship Credit Auto Trust 2021-2
1.59%, 06/15/2027, Series 2021-2, Class D(1)		3,085	2,763
Flagship Credit Auto Trust 2022-2
4.76%, 05/17/2027, Series 2022-2, Class B(1)		5,200	5,080
Flagship Credit Auto Trust 2023-2
6.62%, 05/15/2029, Series 2023-2, Class D(1)		8,385	8,240
Flatiron CLO 19 Ltd.
6.40% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 11/16/2034, Series 2019-1A, Class AR(1)(2)		500	492
Ford Auto Securitization Trust
2.47%, 02/15/2025, Series 2019-BA, Class A3(1)	CAD	1,705	1,276
2.76%, 04/15/2028, Series 2020-AA, Class C(1)		290	207
Ford Credit Auto Owner Trust 2020-B
0.56%, 10/15/2024, Series 2020-B, Class A3		$470	469
Ford Credit Auto Owner Trust 2020-C
0.41%, 07/15/2025, Series 2020-C, Class A3		3,941	3,854
Ford Credit Auto Owner Trust 2021-A
0.30%, 08/15/2025, Series 2021-A, Class A3		8,387	8,178
Ford Credit Floorplan Master Owner Trust A
1.32%, 09/15/2027, Series 2020-2, Class B		4,235	3,828
Foursight Capital Automobile Receivables Trust 2021-1
1.32%, 03/15/2027, Series 2021-1, Class D(1)		4,890	4,616
Foursight Capital Automobile Receivables Trust 2021-2
1.92%, 09/15/2027, Series 2021-2, Class D(1)		3,280	3,024
FREED ABS Trust 2021-2
1.94%, 06/19/2028, Series 2021-2, Class C(1)		579	570
FREED ABS Trust 2021-3FP
2.37%, 11/20/2028, Series 2021-3FP, Class D(1)		3,655	3,395
FREED ABS Trust 2022-1FP
3.35%, 03/19/2029, Series 2022-1FP, Class D(1)		3,290	2,964
Fremont Home Loan Trust 2003-1
6.43% (1 Month LIBOR USD + 1.28%, 1.28% Floor), 02/25/2033, Series 2003-1, Class M1(2)		1,610	1,617
Fremont Home Loan Trust 2004-4
5.95% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 03/25/2035, Series 2004-4, Class M1(2)		20,295	18,723
Fremont Home Loan Trust 2004-C
6.13% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 08/25/2034, Series 2004-C, Class M1(2)		6,886	6,367
Fremont Home Loan Trust 2005-1
6.31% (1 Month LIBOR USD + 1.16%, 1.16% Floor), 06/25/2035, Series 2005-1, Class M6(2)		3,072	2,384
Fremont Home Loan Trust 2005-2
5.90% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 06/25/2035, Series 2005-2, Class M3(2)		1,675	1,624
Fremont Home Loan Trust 2005-C
5.93% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 07/25/2035, Series 2005-C, Class M3(2)		10,200	9,547
6.08% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 07/25/2035, Series 2005-C, Class M4(2)		6,749	5,157
Fremont Home Loan Trust 2005-E
5.81% (1 Month LIBOR USD + 0.66%, 0.66% Floor), 01/25/2036, Series 2005-E, Class 2A4(2)		8,509	7,861
FS Rialto 2022-Fl4 Issuer LLC
6.97% (30-day Average SOFR + 1.90%, 1.90% Floor), 01/19/2039, Series 2022-FL4, Class A(1)(2)		4,908	4,830
FS Rialto 2022-FL6 Issuer LLC
7.66% (1 Month Term SOFR + 2.58%, 2.58% Floor), 08/17/2037, Series 2022-FL6, Class A(1)(2)		3,607	3,599
FS Rialto 2022-FL7 Issuer LLC
7.99% (1 Month Term SOFR + 2.90%, 2.90% Floor), 10/19/2039, Series 2022-FL7, Class A(1)(2)		1,583	1,584
Galaxy XXII CLO Ltd.
6.46% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 04/16/2034, Series 2016-22A, Class ARR(1)(2)		6,490	6,360
Gallatin CLO IX 2018-1 Ltd.
6.31% (3 Month LIBOR USD + 1.05%, 1.05% Floor), 01/21/2028, Series 2018-1A, Class A(1)(2)		3,107	3,094
Gallatin CLO VIII 2017-1 Ltd.
6.35% (3 Month LIBOR USD + 1.09%, 1.09% Floor), 07/15/2031, Series 2017-1A, Class A1R(1)(2)		34,600	34,037
Generate CLO 5 Ltd.
6.45% (3 Month LIBOR USD + 1.18%), 10/22/2031, Series 5A, Class A(1)(2)		500	495
Generate CLO 6 Ltd.
6.47% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 01/22/2035, Series 6A, Class A1R(1)(2)		750	734
Generate CLO 7 Ltd.
6.64% (3 Month LIBOR USD + 1.37%, 1.37% Floor), 01/22/2033, Series 7A, Class A1(1)(2)		1,400	1,380
GITSIT Mortgage Loan Trust 2023-NPL1
8.35%, 05/25/2053, Series 2023-NPL1, Class A1(1)(3)		10,474	10,433
GLS Auto Receivables Issuer Trust 2021-2
1.42%, 04/15/2027, Series 2021-2A, Class D(1)		5,235	4,856
GLS Auto Receivables Issuer Trust 2023-2
6.31%, 03/15/2029, Series 2023-2A, Class D(1)		3,335	3,273
GM Financial Automobile Leasing Trust 2021-1
1.01%, 07/21/2025, Series 2021-1, Class D		3,055	3,046
GM Financial Consumer Automobile Receivables Trust 2021-1
0.35%, 10/16/2025, Series 2021-1, Class A3		2,822	2,752

GM Financial Consumer Automobile Receivables Trust 2021-2
0.51%, 04/16/2026, Series 2021-2, Class A3		10,662	10,304
GMF Floorplan Owner Revolving Trust
1.31%, 10/15/2025, Series 2020-2, Class C(1)		3,040	2,993
1.48%, 08/15/2025, Series 2020-1, Class C(1)		735	731
3.30%, 04/15/2026, Series 2019-2, Class C(1)		6,875	6,682
Goldentree Loan Management U.S. CLO 10 Ltd.
6.35% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 07/20/2034, Series 2021-10A, Class A(1)(2)		1,000	977
Goldentree Loan Management U.S. CLO 8 Ltd.
6.40% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/20/2034, Series 2020-8A, Class AR(1)(2)		4,735	4,652
GoldenTree Loan Opportunities IX Ltd.
6.41% (3 Month LIBOR USD + 1.11%, 1.11% Floor), 10/29/2029, Series 2014-9A, Class AR2(1)(2)		7,048	7,015
Goldman Home Improvement Trust 2022-GRN2 Issuer Trust
6.80%, 10/25/2052, Series 2022-GRN2, Class A(1)		1,149	1,133
Golub Capital Partners CLO 41B-R Ltd.
6.57% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 01/20/2034, Series 2019-41A, Class AR(1)(2)		2,945	2,875
Golub Capital Partners CLO 51M Ltd.
6.88% (3 Month LIBOR USD + 1.55%, 1.55% Floor), 05/05/2034, Series 2021-51A, Class A(1)(2)		25,300	24,758
Golub Capital Partners CLO 55B Ltd.
6.45% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 07/20/2034, Series 2021-55A, Class A(1)(2)		3,990	3,924
GoodLeap Sustainable Home Solutions Trust 2022-3
4.95%, 07/20/2049, Series 2022-3CS, Class A(1)		1,730	1,586
GoodLeap Sustainable Home Solutions Trust 2023-1
5.52%, 02/22/2055, Series 2023-1GS, Class A(1)		1,456	1,385
Gracie Point International Funding 2022-2
7.79% (30-day Average SOFR + 2.75%), 07/01/2024, Series 2022-2A, Class A(1)(2)		3,156	3,158
8.42% (30-day Average SOFR + 3.35%), 07/01/2024, Series 2022-2A, Class B(1)(2)		1,257	1,258
Greystone Commercial Real Estate Notes 2019-FL2 Ltd.
6.37% (1 Month LIBOR USD + 1.18%, 1.18% Floor), 09/15/2037, Series 2019-FL2, Class A(1)(2)		856	841
Greystone CRE Notes 2021-FL3 Ltd.
6.28% (1 Month Term SOFR + 1.13%, 1.02% Floor), 07/15/2039, Series 2021-FL3, Class A(1)(2)		548	535
Greywolf CLO VII Ltd.
6.49% (3 Month Term SOFR + 1.44%, 1.44% Floor), 10/20/2031, Series 2018-2A, Class A1(1)(2)		500	495
GSAMP Trust 2005-AHL
6.13% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 04/25/2035, Series 2005-AHL, Class M2(2)		3,606	3,268
GSAMP Trust 2007-FM2
5.21% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 01/25/2037, Series 2007-FM2, Class A2A(2)		1,529	883
Gulf Stream Meridian 1 Ltd.
6.63% (3 Month LIBOR USD + 1.37%, 1.37% Floor), 04/15/2033, Series 2020-IA, Class A1(1)(2)		2,000	1,969
Gulf Stream Meridian 3 Ltd.
6.58% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 04/15/2034, Series 2021-IIIA, Class A1(1)(2)		3,200	3,166
Gulf Stream Meridian 4 Ltd.
6.46% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 07/15/2034, Series 2021-4A, Class A1(1)(2)		1,250	1,229
Gulf Stream Meridian 7 Ltd.
6.35% (3 Month Term SOFR + 1.36%, 1.36% Floor), 07/15/2035, Series 2022-7A, Class A1(1)(2)		18,270	17,852
HalseyPoint CLO 3 Ltd.
6.75% (3 Month LIBOR USD + 1.45%, 1.45% Floor), 11/30/2032, Series 2020-3A, Class A1A(1)(2)		1,050	1,038
Hardee’s Funding LLC
2.87%, 06/20/2051, Series 2021-1A, Class A2(1)		4,694	3,740
4.96%, 06/20/2048, Series 2018-1A, Class A2II(1)		7,158	6,671
Harley Marine Financing LLC
6.68%, 05/15/2043, Series 2018-1A, Class A2(1)(4)		674	665
Harvest CLO XXI DAC
1.04%, 07/15/2031, Series 21A, Class A2R(1)	EUR	4,100	4,067
4.42% (3 Month EURIBOR + 0.76%, 0.76% Floor), 07/15/2031, Series 21A, Class A1R(1)(2)		34,400	36,438
Harvest SBA Loan Trust 2018-1
7.39% (1 Month LIBOR USD + 2.25%), 08/25/2044, Series 2018-1, Class A(1)(2)		$1,952	1,906
Hertz Vehicle Financing III LLC
4.85%, 06/25/2026, Series 2022-1A, Class D(1)		11,604	10,726
6.31%, 03/25/2025, Series 2022-3A, Class D(1)		8,879	8,725
Hertz Vehicle Financing LLC
6.56%, 09/25/2026, Series 2022-4A, Class D(1)		6,660	6,299
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028, Series 2017-AA, Class A(1)		40	39
2.96%, 12/26/2028, Series 2017-AA, Class B(1)		18	18
HIN Timeshare Trust 2020-A
3.42%, 10/09/2039, Series 2020-A, Class C(1)		130	119
Hipgnosis Music Assets 2022-1 LP
5.00%, 05/16/2062, Series 2022-1, Class A(1)		2,434	2,265
Home Partners of America 2019-1 Trust
3.41%, 09/17/2039, Series 2019-1, Class D(1)		1,133	996
Home Partners of America 2019-2 Trust
3.12%, 10/19/2039, Series 2019-2, Class D(1)		1,190	1,025
Home Partners of America 2021-1 Trust
2.58%, 09/17/2041, Series 2021-1, Class E(1)		765	624
Home Partners of America 2021-2 Trust
2.95%, 12/17/2026, Series 2021-2, Class E2(1)		4,243	3,657
Home Partners of America 2021-3 Trust
2.20%, 01/17/2041, Series 2021-3, Class A(1)		15,274	12,945
Honda Auto Receivables 2020-1 Owner Trust
1.61%, 04/22/2024, Series 2020-1, Class A3		98	98
Honda Auto Receivables 2020-3 Owner Trust
0.37%, 10/18/2024, Series 2020-3, Class A3		1,731	1,707
Honda Auto Receivables 2021-1 Owner Trust
0.27%, 04/21/2025, Series 2021-1, Class A3		4,191	4,092
Horizon Aircraft Finance I Ltd.
4.46%, 12/15/2038, Series 2018-1, Class A(1)		2,334	2,013
Horizon Aircraft Finance II Ltd.
3.72%, 07/15/2039, Series 2019-1, Class A(1)		1,085	927

Horizon Aircraft Finance III Ltd.
3.43%, 11/15/2039, Series 2019-2, Class A(1)	5,433	4,292
HPEFS Equipment Trust
2.40%, 11/20/2029, Series 2022-1A, Class D(1)	3,390	3,153
HPEFS Equipment Trust 2021-1
1.03%, 03/20/2031, Series 2021-1A, Class D(1)	1,775	1,713
Huntington CDO Ltd.
5.03% (3 Month LIBOR USD + 0.50%), 11/05/2040, Series 2005-1A, Class A2(1)(2)	6,895	6,670
IXIS Real Estate Capital Trust 2005-HE2
6.13% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 09/25/2035, Series 2005-HE2, Class M5(2)	3,711	3,677
JMP Credit Advisors CLO IV Ltd.
6.53% (3 Month Term SOFR + 1.54%, 1.28% Floor), 07/17/2029, Series 2017-1A, Class AR(1)(2)	1,369	1,366
JP Morgan Mortgage Acquisition Corp. 2005-FRE1
2.81% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 10/25/2035, Series 2005-FRE1, Class M2(2)	7,044	6,033
JP Morgan Mortgage Acquisition Corp. 2006-FRE2
5.69% (1 Month LIBOR USD + 0.54%, 0.54% Floor), 02/25/2036, Series 2006-FRE2, Class M2(2)	8,467	7,273
JP Morgan Mortgage Acquisition Corp. 2006-WMC1
5.69% (1 Month LIBOR USD + 0.54%, 0.54% Floor), 03/25/2036, Series 2006-WMC1, Class A5(2)	5,722	5,281
JP Morgan Mortgage Acquisition Trust 2006-CW1
5.59% (1 Month LIBOR USD + 0.44%, 0.44% Floor), 05/25/2036, Series 2006-CW1, Class M2(2)	11,322	9,786
JP Morgan Mortgage Acquisition Trust 2006-WMC4
5.27% (1 Month LIBOR USD + 0.12%, 0.12% Floor), 12/25/2036, Series 2006-WMC4, Class A3(2)	18,998	9,856
5.30% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 12/25/2036, Series 2006-WMC4, Class A4(2)	17,303	8,999
JP Morgan Mortgage Acquisition Trust 2007-CH3
5.41% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 03/25/2037, Series 2007-CH3, Class A5(2)	11,604	11,231
JP Morgan Mortgage Acquisition Trust 2007-CH5
5.42% (1 Month LIBOR USD + 0.27%, 0.27% Floor), 06/25/2037, Series 2007-CH5, Class M1(2)	6,439	6,016
Kestrel Aircraft Funding Ltd.
4.25%, 12/15/2038, Series 2018-1A, Class A(1)	2,759	2,367
KKR CLO 11 Ltd.
6.44% (3 Month LIBOR USD + 1.18%, 1.44% Floor), 01/15/2031, Series 11, Class AR(1)(2)	8,608	8,521
KKR CLO 29 Ltd.
6.76% (3 Month LIBOR USD + 1.50%, 1.50% Floor), 01/15/2032, Series 29A, Class B(1)(2)	8,540	8,302
KREF 2022-FL3 Ltd.
6.53% (1 Month Term SOFR + 1.45%, 1.45% Floor), 02/17/2039, Series 2022-FL3, Class A(1)(2)	10,000	9,766
Laurel Road Prime Student Loan Trust 2020-A
1.40%, 11/25/2050, Series 2020-A, Class A2FX(1)	3,967	3,544
LCM XVII LP
6.39% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 10/15/2031, Series 17A, Class A1AR(1)(2)	1,500	1,486
Lehman XS Trust 2007-6
5.57% (1 Month LIBOR USD + 0.42%, 0.42% Floor), 05/25/2037, Series 2007-6, Class 2A1(2)	6,703	5,561
Lendmark Funding Trust 2022-1
5.12%, 07/20/2032, Series 2022-1A, Class A(1)	2,819	2,739
LoanCore 2022-CRE7 Issuer Ltd.
6.62% (30-day Average SOFR + 1.55%, 1.55% Floor), 01/17/2037, Series 2022-CRE7, Class A(1)(2)	10,854	10,639
Long Beach Mortgage Loan Trust 2004-6
6.35% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 11/25/2034, Series 2004-6, Class M1(2)	17,175	15,272
Long Beach Mortgage Loan Trust 2005-2
6.28% (1 Month LIBOR USD + 1.13%, 1.13% Floor), 04/25/2035, Series 2005-2, Class M6(2)	12,500	11,676
Long Beach Mortgage Loan Trust 2005-WL2
5.93% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 08/25/2035, Series 2005-WL2, Class M3(2)	8,536	8,251
Long Beach Mortgage Loan Trust 2005-WL3
5.86% (1 Month LIBOR USD + 0.71%, 0.71% Floor), 11/25/2035, Series 2005-WL3, Class M2(2)	10,014	9,145
Long Beach Mortgage Loan Trust 2006-WL1
5.78% (1 Month LIBOR USD + 0.63%, 0.63% Floor), 01/25/2046, Series 2006-WL1, Class M1(2)	13,653	12,593
Louisiana Local Government Environmental Facilities & Community Development Auth
4.15%, 02/01/2033, Series ELL, Class A2	2,190	2,115
Madison Park Funding XLVII Ltd.
7.12% (3 Month LIBOR USD + 1.85%, 1.85% Floor), 01/19/2034, Series 2020-47A, Class B(1)(2)	500	492
Madison Park Funding XLVIII Ltd.
6.72% (3 Month LIBOR USD + 1.45%, 1.45% Floor), 04/19/2033, Series 2021-48A, Class B(1)(2)	2,750	2,689
Madison Park Funding XVIII Ltd.
6.20% (3 Month LIBOR USD + 0.94%, 0.94% Floor), 10/21/2030, Series 2015-18A, Class ARR(1)(2)	5,140	5,088
Madison Park Funding XXV Ltd.
6.91% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 04/25/2029, Series 2017-25A, Class A2R(1)(2)	8,235	8,097
Madison Park Funding XXVI Ltd.
6.50% (3 Month LIBOR USD + 1.20%), 07/29/2030, Series 2017-26A, Class AR(1)(2)	2,904	2,884
Madison Park Funding XXXIII Ltd.
6.28% (3 Month Term SOFR + 1.29%, 1.29% Floor), 10/15/2032, Series 2019-33A, Class AR(1)(2)	14,360	14,179
Madison Park Funding XXXIV Ltd.
6.38% (3 Month LIBOR USD + 1.12%, 1.12% Floor), 04/25/2032, Series 2019-34A, Class AR(1)(2)	250	247
Madison Park Funding XXXIX Ltd.
6.92% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 10/22/2034, Series 2021-39A, Class B(1)(2)	25,900	25,397
Madison Park Funding XXXV Ltd.
6.24% (3 Month LIBOR USD + 0.99%, 0.99% Floor), 04/20/2032, Series 2019-35A, Class A1R(1)(2)	2,500	2,469
Madison Park Funding XXXVII Ltd.
6.33% (3 Month LIBOR USD + 1.07%, 1.07% Floor), 07/15/2033, Series 2019-37A, Class AR(1)(2)	3,845	3,789
Magnetite VII Ltd.
6.06% (3 Month LIBOR USD + 0.80%), 01/15/2028, Series 2012-7A, Class A1R2(1)(2)	8,170	8,113
Magnetite VIII Ltd.
6.24% (3 Month LIBOR USD + 0.98%, 0.98% Floor), 04/15/2031, Series 2014-8A, Class AR2(1)(2)	1,080	1,072
Magnetite XXV Ltd.
6.46% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 01/25/2032, Series 2020-25A, Class A(1)(2)	18,000	17,850
MAPS 2018-1 Ltd.
4.21%, 05/15/2043, Series 2018-1A, Class A(1)	3,992	3,562
MAPS 2019-1 Ltd.
4.46%, 03/15/2044, Series 2019-1A, Class A(1)	889	795
MAPS 2021-1 Trust
2.52%, 06/15/2046, Series 2021-1A, Class A(1)	14,496	12,499

Marble Point CLO X Ltd.
6.30% (3 Month LIBOR USD + 1.04%, 1.04% Floor), 10/15/2030, Series 2017-1A, Class AR(1)(2)	682	674
Mariner Finance Issuance Trust 2019-A
3.51%, 07/20/2032, Series 2019-AA, Class B(1)	535	523
Mariner Finance Issuance Trust 2022-A
6.45%, 10/20/2037, Series 2022-AA, Class A(1)	2,778	2,772
Marlette Funding Trust 2021-2
1.50%, 09/15/2031, Series 2021-2A, Class C(1)	1,120	1,055
Marlette Funding Trust 2021-3
1.81%, 12/15/2031, Series 2021-3A, Class C(1)	2,145	1,952
Marlette Funding Trust 2023-2
6.54%, 06/15/2033, Series 2023-2A, Class B(1)	3,730	3,706
MASTR Asset Backed Securities Trust 2004-WMC1
5.93% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 02/25/2034, Series 2004-WMC1, Class M1(2)	892	890
MASTR Specialized Loan Trust
5.67% (1 Month LIBOR USD + 0.52%, 0.52% Floor), 02/25/2036, Series 2006-2, Class A(1)(2)	403	383
Mercury Financial Credit Card Master Trust
8.04%, 09/20/2027, Series 2023-1A, Class A(1)	12,045	12,030
Merlin Aviation Holdings DAC
4.50%, 12/15/2032, Series 2016-1, Class A(1)(4)	843	745
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2
5.63% (1 Month LIBOR USD + 0.48%, 0.48% Floor), 05/25/2037, Series 2007-2, Class A2C(2)	2,122	1,584
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-5
6.15% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 10/25/2037, Series 2007-5, Class 2A2(2)	14,011	11,513
Merrill Lynch Mortgage Investors Trust Series 2006-OPT1
5.44% (1 Month LIBOR USD + 0.29%, 0.29% Floor), 08/25/2037, Series 2006-OPT1, Class A1(2)	11,306	10,141
Merrill Lynch Mortgage Investors Trust Series 2006-RM2
5.35% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 05/25/2037, Series 2006-RM2, Class A2B(2)	12,019	1,370
5.48% (1 Month LIBOR USD + 0.33%, 0.33% Floor), 05/25/2037, Series 2006-RM2, Class A2C(2)	28,810	3,331
Merrill Lynch Mortgage Investors Trust Series 2006-RM3
5.45% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 06/25/2037, Series 2006-RM3, Class A2C(2)	43,949	9,310
METAL 2017-1 LLC
4.58%, 10/15/2042, Series 2017-1, Class A(1)	2,932	1,756
MF1 2020-FL4 Ltd.
6.96% (1 Month Term SOFR + 1.81%, 1.70% Floor), 11/15/2035, Series 2020-FL4, Class A(1)(2)	15,332	15,283
MF1 2021-FL6 Ltd.
6.32% (1 Month Term SOFR + 1.21%, 1.10% Floor), 07/16/2036, Series 2021-FL6, Class A(1)(2)	16,219	15,911
MF1 2021-FL7 Ltd.
6.24% (1 Month LIBOR USD + 1.08%, 1.08% Floor), 10/16/2036, Series 2021-FL7, Class A(1)(2)	24,302	23,713
MF1 2022-FL10 LLC
7.71% (1 Month Term SOFR + 2.64%, 2.64% Floor), 09/17/2037, Series 2022-FL10, Class A(1)(2)	793	795
MF1 2022-FL8 Ltd.
6.42% (30-day Average SOFR + 1.35%, 1.35% Floor), 02/19/2037, Series 2022-FL8, Class A(1)(2)	6,050	5,899
MF1 2022-FL9 LLC
7.23% (1 Month Term SOFR + 2.15%, 2.15% Floor), 06/19/2037, Series 2022-FL9, Class A(1)(2)	1,546	1,541
Midocean Credit CLO VIII
6.43% (3 Month LIBOR USD + 1.05%, 1.05% Floor), 02/20/2031, Series 2018-8A, Class A1R(1)(2)	27,194	26,851
Mission Lane Credit Card Master Trust
7.23%, 07/17/2028, Series 2023-A, Class A(1)	2,920	2,891
Morgan Stanley ABS Capital I, Inc. Trust 2004-HE8
6.11% (1 Month LIBOR USD + 0.96%, 0.96% Floor), 09/25/2034, Series 2004-HE8, Class M1(2)	1,232	1,190
Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC2
6.08% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 02/25/2035, Series 2005-WMC2, Class M4(2)	1,569	1,388
Morgan Stanley ABS Capital I, Inc. Trust 2006-HE8
5.28% (1 Month LIBOR USD + 0.13%, 0.13% Floor), 10/25/2036, Series 2006-HE8, Class A1(2)	452	397
Morgan Stanley Capital I, Inc. Trust 2006-HE1
5.73% (1 Month LIBOR USD + 0.58%, 0.58% Floor), 01/25/2036, Series 2006-HE1, Class A4(2)	5,159	4,916
Morgan Stanley Mortgage Loan Trust 2006-15XS
6.70%, 11/25/2036, Series 2006-15XS, Class A4A(4)	12,446	2,829
Morgan Stanley Mortgage Loan Trust 2007-8XS
5.68% (1 Month LIBOR USD + 0.53%, 0.53% Floor, 6.25% Cap), 04/25/2037, Series 2007-8XS, Class A5(2)	19,313	6,959
5.69% (1 Month LIBOR USD + 0.54%, 0.54% Floor, 6.26% Cap), 04/25/2037, Series 2007-8XS, Class A9(2)	1,865	672
Mosaic Solar Loan Trust 2022-3
6.10%, 06/20/2053, Series 2022-3A, Class A(1)	481	480
Mosaic Solar Loan Trust 2023-1
5.32%, 06/20/2053, Series 2023-1A, Class A(1)	1,671	1,608
Mountain View CLO 2017-1 LLC
6.35% (3 Month LIBOR USD + 1.09%, 1.09% Floor), 10/16/2029, Series 2017-1A, Class AR(1)(2)	9,398	9,313
Mountain View CLO IX Ltd.
6.38% (3 Month LIBOR USD + 1.12%), 07/15/2031, Series 2015-9A, Class A1R(1)(2)	1,400	1,385
MVW 2020-1 LLC
4.21%, 10/20/2037, Series 2020-1A, Class C(1)	228	214
MVW 2021-1W LLC
1.94%, 01/22/2041, Series 2021-1WA, Class C(1)	501	449
MVW 2021-2 LLC
2.23%, 05/20/2039, Series 2021-2A, Class C(1)	8,668	7,653
MVW Owner Trust 2017-1
2.75%, 12/20/2034, Series 2017-1A, Class B(1)	25	25
MVW Owner Trust 2019-1
3.33%, 11/20/2036, Series 2019-1A, Class C(1)	144	135
Nassau 2017-I Ltd.
6.41% (3 Month LIBOR USD + 1.15%), 10/15/2029, Series 2017-IA, Class A1AS(1)(2)	6,243	6,212
National Collegiate Student Loan Trust 2005-3
5.40% (1 Month LIBOR USD + 0.29%), 10/25/2033, Series 2005-3W, Class A51(1)(2)	2,819	2,738
Navient Private Education Loan Trust 2014-A
6.79% (1 Month LIBOR USD + 1.60%), 10/15/2031, Series 2014-AA, Class A3(1)(2)	790	789
Navient Private Education Loan Trust 2015-A
6.89% (1 Month LIBOR USD + 1.70%), 11/15/2030, Series 2015-AA, Class A3(1)(2)	850	852
Navient Private Education Loan Trust 2015-B

6.64% (1 Month LIBOR USD + 1.45%), 07/16/2040, Series 2015-BA, Class A3(1)(2)	9,079	9,059
Navient Private Education Loan Trust 2017-A
2.88%, 12/16/2058, Series 2017-A, Class A2A(1)	53	52
3.91%, 12/16/2058, Series 2017-A, Class B(1)	440	414
Navient Private Education Loan Trust 2018-B
3.61%, 12/15/2059, Series 2018-BA, Class A2A(1)	989	953
Navient Private Education Refi Loan Trust 2018-A
3.19%, 02/18/2042, Series 2018-A, Class A2(1)	58	57
Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042, Series 2018-CA, Class A2(1)	120	117
Navient Private Education Refi Loan Trust 2018-D
4.00%, 12/15/2059, Series 2018-DA, Class A2A(1)	881	840
Navient Private Education Refi Loan Trust 2019-C
3.13%, 02/15/2068, Series 2019-CA, Class A2(1)	589	556
Navient Private Education Refi Loan Trust 2019-F
2.60%, 08/15/2068, Series 2019-FA, Class A2(1)	2,603	2,387
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068, Series 2019-GA, Class A(1)	2,712	2,496
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2(1)	2,724	2,469
Navient Private Education Refi Loan Trust 2020-C
2.15%, 11/15/2068, Series 2020-CA, Class A2A(1)	3,700	3,370
2.83%, 11/15/2068, Series 2020-CA, Class B(1)	4,665	3,800
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069, Series 2020-DA, Class A(1)	4,740	4,255
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069, Series 2020-GA, Class A(1)	3,185	2,818
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069, Series 2020-HA, Class A(1)	2,129	1,923
1.33%, 04/15/2069, Series 2020-IA, Class A1A(1)	7,174	6,297
6.19% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 04/15/2069, Series 2020-IA, Class A1B(1)(2)	12,368	12,165
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069, Series 2021-A, Class A(1)	2,731	2,369
2.24%, 05/15/2069, Series 2021-A, Class B(1)	360	260
Navient Private Education Refi Loan Trust 2021-E
2.03%, 12/16/2069, Series 2021-EA, Class B(1)	1,680	1,120
Navient Private Education Refi Loan Trust 2021-F
2.12%, 02/18/2070, Series 2021-FA, Class B(1)	3,810	2,445
Navient Student Loan Trust 2014-3
5.77% (1 Month LIBOR USD + 0.62%), 03/25/2083, Series 2014-3, Class A(2)	196	189
Navient Student Loan Trust 2016-2
6.65% (1 Month LIBOR USD + 1.50%), 06/25/2065, Series 2016-2A, Class A3(1)(2)	5,117	5,120
Navient Student Loan Trust 2018-2
5.90% (1 Month LIBOR USD + 0.75%), 03/25/2067, Series 2018-2A, Class A3(1)(2)	13,430	13,112
Navient Student Loan Trust 2019-B
3.39%, 12/15/2059, Series 2019-BA, Class A2A(1)	422	398
Navigator Aircraft ABS Ltd.
2.77%, 11/15/2046, Series 2021-1, Class A(1)(4)	12,899	11,202
Nelnet Student Loan Trust 2006-1
5.84% (3 Month LIBOR USD + 0.45%), 08/23/2036, Series 2006-1, Class A6(1)(2)	17,708	17,220
Nelnet Student Loan Trust 2014-2
6.00% (1 Month LIBOR USD + 0.85%), 07/27/2037, Series 2014-2A, Class A3(1)(2)	4,250	4,192
Nelnet Student Loan Trust 2021-B
1.42%, 04/20/2062, Series 2021-BA, Class AFX(1)	6,478	5,756
Neuberger Berman CLO XIV Ltd.
6.30% (3 Month LIBOR USD + 1.03%, 1.03% Floor), 01/28/2030, Series 2013-14A, Class AR2(1)(2)	2,214	2,196
Neuberger Berman CLO XVI-S Ltd.
6.30% (3 Month LIBOR USD + 1.04%, 1.04% Floor), 04/15/2034, Series 2017-16SA, Class AR(1)(2)	18,770	18,409
Neuberger Berman Loan Advisers CLO 32 Ltd.
6.26% (3 Month LIBOR USD + 0.99%, 0.99% Floor), 01/20/2032, Series 2019-32A, Class AR(1)(2)	15,740	15,521
Neuberger Berman Loan Advisers CLO 42 Ltd.
6.36% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 07/16/2035, Series 2021-42A, Class A(1)(2)	550	540
Neuberger Berman Loan Advisers CLO 43 Ltd.
6.39% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 07/17/2035, Series 2021-43A, Class A(1)(2)	29,715	29,247
Neuberger Berman Loan Advisers CLO 45 Ltd.
6.38% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 10/14/2035, Series 2021-45A, Class A(1)(2)	3,240	3,181
New Century Home Equity Loan Trust 2005-1
5.83% (1 Month LIBOR USD + 0.68%, 0.68% Floor, 12.50% Cap), 03/25/2035, Series 2005-1, Class M1(2)	2,849	2,806
New Century Home Equity Loan Trust Series 2005-D
5.86% (1 Month LIBOR USD + 0.71%, 0.71% Floor), 02/25/2036, Series 2005-D, Class M2(2)	10,390	8,616
Nissan Auto Receivables 2020-A Owner Trust
1.38%, 12/16/2024, Series 2020-A, Class A3	1,065	1,057
Nissan Auto Receivables 2020-B Owner Trust
0.55%, 07/15/2024, Series 2020-B, Class A3	35	35
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-HE1
5.77% (1 Month LIBOR USD + 0.62%, 0.62% Floor), 02/25/2036, Series 2006-HE1, Class M1(2)	75	75
OCP CLO 2014-5 Ltd.
6.35% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 04/26/2031, Series 2014-5A, Class A1R(1)(2)	1,250	1,237
OCP CLO 2014-7 Ltd.
6.37% (3 Month LIBOR USD + 1.12%), 07/20/2029, Series 2014-7A, Class A1RR(1)(2)	12,662	12,562
OCP CLO 2020-19 Ltd.
6.40% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/20/2034, Series 2020-19A, Class AR(1)(2)	12,450	12,178
Octagon Investment Partners 29 Ltd.
6.45% (3 Month LIBOR USD + 1.18%), 01/24/2033, Series 2016-1A, Class AR(1)(2)	7,880	7,766
Octagon Investment Partners 43 Ltd.
6.91% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 10/25/2032, Series 2019-1A, Class A2(1)(2)	1,250	1,236
Octagon Investment Partners XV Ltd.
6.24% (3 Month LIBOR USD + 0.97%, 0.97% Floor), 07/19/2030, Series 2013-1A, Class A1RR(1)(2)	8,426	8,352
Octagon Investment Partners XVI Ltd.

6.28% (3 Month LIBOR USD + 1.02%, 1.02% Floor), 07/17/2030, Series 2013-1A, Class A1R(1)(2)	1,000	989
Octagon Investment Partners XVII Ltd.
6.66% (3 Month LIBOR USD + 1.40%), 01/25/2031, Series 2013-1A, Class BR2(1)(2)	2,500	2,416
OHA Credit Funding 3 Ltd.
6.39% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 07/02/2035, Series 2019-3A, Class AR(1)(2)	8,770	8,619
OHA Credit Funding 4 Ltd.
6.42% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/22/2036, Series 2019-4A, Class AR(1)(2)	750	735
OHA Credit Funding 6 Ltd.
6.39% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 07/20/2034, Series 2020-6A, Class AR(1)(2)	6,730	6,619
OHA Credit Funding 7 Ltd.
6.33% (3 Month Term SOFR + 1.30%, 1.30% Floor), 02/24/2037, Series 2020-7A, Class AR(1)(2)	330	324
OHA Credit Partners XIII Ltd.
6.96% (3 Month LIBOR USD + 1.70%, 1.70% Floor), 10/25/2034, Series 2016-13A, Class BR(1)(2)	250	245
OHA Credit Partners XV Ltd.
6.62% (3 Month LIBOR USD + 1.37%), 01/20/2030, Series 2017-15A, Class B(1)(2)	15,180	14,925
OHA Credit Partners XVI
6.41% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/18/2034, Series 2021-16A, Class A(1)(2)	6,680	6,555
OneMain Direct Auto Receivables Trust 2023-1
7.07%, 02/14/2033, Series 2023-1A, Class D(1)	1,145	1,145
OneMain Financial Issuance Trust 2018-2
3.57%, 03/14/2033, Series 2018-2A, Class A(1)	1,779	1,752
4.04%, 03/14/2033, Series 2018-2A, Class C(1)	1,015	968
OneMain Financial Issuance Trust 2019-2
3.14%, 10/14/2036, Series 2019-2A, Class A(1)	356	322
OneMain Financial Issuance Trust 2020-2
1.75%, 09/14/2035, Series 2020-2A, Class A(1)	3,465	3,092
OneMain Financial Issuance Trust 2020-A
4.83%, 05/14/2032, Series 2020-1A, Class B(1)	2,425	2,410
OneMain Financial Issuance Trust 2021-1
2.47%, 06/16/2036, Series 2021-1A, Class D(1)	3,300	2,619
5.83% (30-day Average SOFR + 0.76%), 06/16/2036, Series 2021-1A, Class A2(1)(2)	244	238
OneMain Financial Issuance Trust 2022-2
4.89%, 10/14/2034, Series 2022-2A, Class A(1)	33,800	33,045
OneMain Financial Issuance Trust 2022-3
5.94%, 05/15/2034, Series 2022-3A, Class A(1)	5,301	5,274
OneMain Financial Issuance Trust 2022-S1
5.20%, 05/14/2035, Series 2022-S1, Class D(1)	8,785	8,016
Option One Mortgage Loan Trust 2004-2
5.95% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 05/25/2034, Series 2004-2, Class M1(2)	4,810	4,609
Option One Mortgage Loan Trust 2005-2
5.81% (1 Month LIBOR USD + 0.66%, 0.66% Floor), 05/25/2035, Series 2005-2, Class M1(2)	27	27
Option One Mortgage Loan Trust 2006-1
5.75% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 01/25/2036, Series 2006-1, Class 2A4(2)	5,534	5,381
Option One Mortgage Loan Trust 2006-3
5.29% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 02/25/2037, Series 2006-3, Class 1A1(2)	15,469	10,054
Option One Mortgage Loan Trust 2007-4
5.33% (1 Month LIBOR USD + 0.18%, 0.18% Floor), 04/25/2037, Series 2007-4, Class 2A2(2)	14,208	7,907
OZLM VI Ltd.
6.34% (3 Month LIBOR USD + 1.08%), 04/17/2031, Series 2014-6A, Class A1S(1)(2)	15,517	15,295
OZLM VII Ltd.
6.27% (3 Month LIBOR USD + 1.01%, 1.01% Floor), 07/17/2029, Series 2014-7RA, Class A1R(1)(2)	3,611	3,585
OZLM VIII Ltd.
6.24% (3 Month LIBOR USD + 0.98%, 0.98% Floor), 10/17/2029, Series 2014-8A, Class A1R3(1)(2)	27,122	26,895
6.91% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 10/17/2029, Series 2014-8A, Class A2R3(1)(2)	2,955	2,916
Pagaya AI Debt Selection Trust 2021-5
1.53%, 08/15/2029, Series 2021-5, Class A(1)	11,183	10,975
Palmer Square CLO 2013-2 Ltd.
6.76% (3 Month LIBOR USD + 1.50%, 1.76% Floor), 10/17/2031, Series 2013-2A, Class A2R3(1)(2)	250	246
Palmer Square CLO 2020-3 Ltd.
6.40% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 11/15/2031, Series 2020-3A, Class A1AR(1)(2)	26,020	25,729
Palmer Square CLO 2021-2 Ltd.
6.41% (3 Month LIBOR USD + 1.15%, 1.41% Floor), 07/15/2034, Series 2021-2A, Class A(1)(2)	9,020	8,832
Palmer Square CLO 2021-4 Ltd.
6.43% (3 Month LIBOR USD + 1.17%, 1.43% Floor), 10/15/2034, Series 2021-4A, Class A(1)(2)	22,275	21,852
Palmer Square Loan Funding 2020-1 Ltd.
7.28% (3 Month LIBOR USD + 1.90%, 1.90% Floor), 02/20/2028, Series 2020-1A, Class B(1)(2)	4,590	4,547
Palmer Square Loan Funding 2021-2 Ltd.
6.63% (3 Month LIBOR USD + 1.25%, 1.25% Floor), 05/20/2029, Series 2021-2A, Class A2(1)(2)	11,775	11,612
Palmer Square Loan Funding 2021-3 Ltd.
6.05% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 07/20/2029, Series 2021-3A, Class A1(1)(2)	3,304	3,261
6.65% (3 Month LIBOR USD + 1.40%, 1.40% Floor), 07/20/2029, Series 2021-3A, Class A2(1)(2)	4,000	3,937
Palmer Square Loan Funding 2021-4 Ltd.
6.66% (3 Month LIBOR USD + 1.40%, 1.66% Floor), 10/15/2029, Series 2021-4A, Class A2(1)(2)	2,000	1,951
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ4
5.93% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 09/25/2035, Series 2005-WHQ4, Class M3(2)	8,000	6,681
Planet Fitness Master Issuer LLC
3.25%, 12/05/2051, Series 2022-1A, Class A2I(1)	12,793	11,369
3.86%, 12/05/2049, Series 2019-1A, Class A2(1)	1,423	1,206
4.67%, 09/05/2048, Series 2018-1A, Class A2II(1)	4,201	4,007
Post CLO 2023-1 Ltd.
6.83% (3 Month Term SOFR + 1.95%, 1.95% Floor), 04/20/2036, Series 2023-1A, Class A(1)(2)	14,310	14,295
Prestige Auto Receivables Trust 2020-1
3.67%, 02/15/2028, Series 2020-1A, Class E(1)	3,270	3,169
Prestige Auto Receivables Trust 2023-1
6.33%, 04/16/2029, Series 2023-1A, Class D(1)	4,170	4,102
PRET 2021-NPL5 LLC
2.49%, 10/25/2051, Series 2021-NPL5, Class A1(1)(4)	22,488	20,923
PRET 2021-RN3 LLC
1.84%, 09/25/2051, Series 2021-RN3, Class A1(1)(4)	30,124	27,348

PRET 2022-RN1 LLC
3.72%, 07/25/2051, Series 2022-RN1, Class A1(1)(4)	21,004	19,634
PRET 2022-RN2 LLC
5.00%, 06/25/2052, Series 2022-RN2, Class A1(1)(4)	28,081	26,127
Progress Residential 2019-SFR4 Trust
3.14%, 10/17/2036, Series 2019-SFR4, Class D(1)	1,915	1,821
Progress Residential 2020-SFR3 Trust
1.50%, 10/17/2027, Series 2020-SFR3, Class B(1)	345	311
1.90%, 10/17/2027, Series 2020-SFR3, Class D(1)	1,390	1,247
2.30%, 10/17/2027, Series 2020-SFR3, Class E(1)	545	489
2.80%, 10/17/2027, Series 2020-SFR3, Class F(1)	10,915	9,790
Progress Residential 2021-SFR11 Trust
2.28%, 01/17/2039, Series 2021-SFR11, Class A(1)	11,973	10,094
Progress Residential 2021-SFR2 Trust
2.55%, 04/19/2038, Series 2021-SFR2, Class E1(1)	4,365	3,821
Progress Residential 2021-SFR3
2.54%, 05/17/2026, Series 2021-SFR3, Class E1(1)	1,815	1,573
2.69%, 05/17/2026, Series 2021-SFR3, Class E2(1)	1,510	1,315
Progress Residential 2021-SFR4
2.41%, 05/17/2038, Series 2021-SFR4, Class E1(1)	955	825
2.56%, 05/17/2038, Series 2021-SFR4, Class E2(1)	640	552
Progress Residential 2021-SFR5 Trust
2.21%, 07/17/2038, Series 2021-SFR5, Class E1(1)	2,185	1,865
2.36%, 07/17/2038, Series 2021-SFR5, Class E2(1)	545	464
Progress Residential 2021-SFR7 Trust
2.59%, 08/17/2040, Series 2021-SFR7, Class E1(1)	3,970	3,182
2.64%, 08/17/2040, Series 2021-SFR7, Class E2(1)	1,035	820
Progress Residential 2021-SFR9 Trust
2.81%, 11/17/2040, Series 2021-SFR9, Class E1(1)	1,130	922
3.01%, 11/17/2040, Series 2021-SFR9, Class E2(1)	615	501
Progress Residential 2023-SFR1 Trust
4.65%, 03/17/2040, Series 2023-SFR1, Class C(1)	950	883
4.65%, 03/17/2040, Series 2023-SFR1, Class D(1)	1,455	1,330
Progress Residential Trust
2.43%, 07/17/2038, Series 2021-SFR6, Class E1(1)	2,730	2,353
2.53%, 07/17/2038, Series 2021-SFR6, Class E2(1)	1,375	1,180
RAAC Series 2006-RP4 Trust
5.70% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 14.00% Cap), 01/25/2046, Series 2006-RP4, Class M1(1)(2)	8,101	7,978
Rad CLO 15 Ltd.
6.34% (3 Month LIBOR USD + 1.09%, 1.09% Floor), 01/20/2034, Series 2021-15A, Class A(1)(2)	5,310	5,227
Rad CLO 5 Ltd.
6.39% (3 Month LIBOR USD + 1.12%, 1.12% Floor), 07/24/2032, Series 2019-5A, Class AR(1)(2)	700	690
RAMP Series 2005-RS5 Trust
6.17% (1 Month LIBOR USD + 0.68%, 0.68% Floor, 14.00% Cap), 05/25/2035, Series 2005-RS5, Class M5(2)	420	413
RAMP Series 2006-RZ5 Trust
5.51% (1 Month LIBOR USD + 0.36%, 0.36% Floor, 14.00% Cap), 08/25/2046, Series 2006-RZ5, Class M1(2)	12,303	10,856
RASC Series 2005-KS10 Trust
5.81% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 14.00% Cap), 11/25/2035, Series 2005-KS10, Class M2(2)	918	911
RASC Series 2006-EMX6 Trust
5.69% (1 Month LIBOR USD + 0.27%, 0.27% Floor, 14.00% Cap), 07/25/2036, Series 2006-EMX6, Class A4(2)	208	178
RASC Series 2007-KS3 Trust
5.49% (1 Month LIBOR USD + 0.34%, 0.34% Floor, 14.00% Cap), 04/25/2037, Series 2007-KS3, Class AI4(2)	24,395	22,561
Regional Management Issuance Trust 2021-1
1.68%, 03/17/2031, Series 2021-1, Class A(1)	1,170	1,082
Regional Management Issuance Trust 2021-2
1.90%, 08/15/2033, Series 2021-2, Class A(1)	356	302
Regional Management Issuance Trust 2022-1
3.07%, 03/15/2032, Series 2022-1, Class A(1)	2,672	2,476
Republic Finance Issuance Trust 2021-A
3.53%, 12/22/2031, Series 2021-A, Class C(1)	795	677
Rockford Tower CLO 2017-3 Ltd.
6.44% (3 Month LIBOR USD + 1.19%), 10/20/2030, Series 2017-3A, Class A(1)(2)	6,772	6,712
Rockford Tower CLO 2019-2 Ltd.
6.48% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 08/20/2032, Series 2019-2A, Class AR(1)(2)	13,850	13,604
Rockford Tower CLO 2021-1 Ltd.
6.42% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 07/20/2034, Series 2021-1A, Class A1(1)(2)	25,790	25,247
RR 3 Ltd.
6.35% (3 Month LIBOR USD + 1.09%, 1.09% Floor), 01/15/2030, Series 2018-3A, Class A1R2(1)(2)	2,792	2,769
Santander Drive Auto Receivables Trust 2019-3
2.68%, 10/15/2025, Series 2019-3, Class D	322	321
Santander Drive Auto Receivables Trust 2020-1
4.11%, 12/15/2025, Series 2020-1, Class C	254	253
5.35%, 03/15/2028, Series 2020-1, Class D	7,195	7,148
Santander Drive Auto Receivables Trust 2020-4
1.48%, 01/15/2027, Series 2020-4, Class D	595	575
Santander Drive Auto Receivables Trust 2021-3
1.33%, 09/15/2027, Series 2021-3, Class D	9,445	8,818
Santander Drive Auto Receivables Trust 2021-4
1.67%, 10/15/2027, Series 2021-4, Class D	6,305	5,819
Santander Drive Auto Receivables Trust 2023-2
5.24%, 05/15/2028, Series 2023-2, Class B	22,400	22,075
Santander Retail Auto Lease Trust 2021-A
1.38%, 03/22/2027, Series 2021-A, Class D(1)	8,685	8,279
Saxon Asset Securities Trust 2006-1
5.62% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 12.25% Cap), 03/25/2036, Series 2006-1, Class M1(2)	953	905
Saxon Asset Securities Trust 2007-2
5.35% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 05/25/2047, Series 2007-2, Class A1(2)	17,080	14,712
Saxon Asset Securities Trust 2007-3
5.46% (1 Month LIBOR USD + 0.31%, 0.31% Floor), 09/25/2037, Series 2007-3, Class 1A(2)	13,839	13,003

SCF Equipment Leasing 2021-1 LLC
1.93%, 09/20/2030, Series 2021-1A, Class D(1)	340	301
SCF Equipment Leasing 2022-1 LLC
3.79%, 11/20/2031, Series 2022-1A, Class D(1)	2,740	2,424
SCF Equipment Leasing 2022-2 LLC
6.50%, 08/20/2032, Series 2022-2A, Class C(1)	3,145	3,076
Sculptor CLO XXVIII Ltd.
7.05% (3 Month LIBOR USD + 1.80%, 1.80% Floor), 01/20/2035, Series 28A, Class B1(1)(2)	3,700	3,627
Securitized Asset Backed Receivables LLC Trust 2004-OP1
5.92% (1 Month LIBOR USD + 0.77%, 0.77% Floor), 02/25/2034, Series 2004-OP1, Class M1(2)	6,927	6,881
Securitized Asset Backed Receivables LLC Trust 2005-HE1
5.80% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 10/25/2035, Series 2005-HE1, Class M1(2)	2,627	2,162
Securitized Asset Backed Receivables LLC Trust 2006-CB5
5.43% (1 Month LIBOR USD + 0.28%, 0.28% Floor), 06/25/2036, Series 2006-CB5, Class A3(2)	3,976	2,488
ServiceMaster Funding LLC
2.84%, 01/30/2051, Series 2020-1, Class A2I(1)	617	511
Sesac Finance LLC
5.50%, 07/25/2052, Series 2022-1, Class A2(1)	872	819
SFS Auto Receivables Securitization Trust 2023-1
5.97%, 02/20/2031, Series 2023-1A, Class C(1)	1,965	1,957
Shackleton 2019-XIV CLO Ltd.
7.05% (3 Month LIBOR USD + 1.80%, 1.80% Floor), 07/20/2034, Series 2019-14A, Class BR(1)(2)	3,430	3,341
Shenton Aircraft Investment I Ltd.
4.75%, 10/15/2042, Series 2015-1A, Class A(1)	1,409	1,184
Sierra Timeshare 2019-1 Receivables Funding LLC
3.20%, 01/20/2036, Series 2019-1A, Class A(1)	427	409
Sierra Timeshare 2019-2 Receivables Funding LLC
3.12%, 05/20/2036, Series 2019-2A, Class C(1)	822	789
Sierra Timeshare 2019-3 Receivables Funding LLC
3.00%, 08/20/2036, Series 2019-3A, Class C(1)	535	499
Sierra Timeshare 2021-1 Receivables Funding LLC
1.34%, 11/20/2037, Series 2021-1A, Class B(1)	1,582	1,457
1.79%, 11/20/2037, Series 2021-1A, Class C(1)	439	402
Sierra Timeshare 2023-1 Receivables Funding LLC
7.00%, 01/20/2040, Series 2023-1A, Class C(1)	1,235	1,220
Sixth Street CLO XVI Ltd.
6.57% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 10/20/2032, Series 2020-16A, Class A1A(1)(2)	6,370	6,321
Slam 2021-1 Ltd.
2.43%, 06/15/2046, Series 2021-1A, Class A(1)	8,689	7,452
SLM Private Credit Student Loan Trust 2003-B
0.00%, 03/15/2033, Series 2003-B, Class A3(3)	1,254	1,230
SLM Private Credit Student Loan Trust 2005-B
5.88% (3 Month LIBOR USD + 0.33%), 06/15/2039, Series 2005-B, Class A4(2)	4,310	4,139
SLM Student Loan Trust 2003-7
6.75% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 12/15/2033, Series 2003-7A, Class A5A(1)(2)	5,605	5,494
SLM Student Loan Trust 2005-4
5.43% (3 Month LIBOR USD + 0.17%), 07/25/2040, Series 2005-4, Class A4(2)	10,149	9,741
SLM Student Loan Trust 2006-10
5.48% (3 Month LIBOR USD + 0.22%), 03/25/2044, Series 2006-10, Class B(2)	1,285	1,194
SLM Student Loan Trust 2007-7
5.59% (3 Month LIBOR USD + 0.33%), 01/18/2024, Series 2007-7, Class A4(2)	1,525	1,477
SLM Student Loan Trust 2008-5
6.96% (3 Month LIBOR USD + 1.70%, 1.70% Floor), 07/25/2023, Series 2008-5, Class A4(2)	2,289	2,286
7.11% (3 Month LIBOR USD + 1.85%, 1.85% Floor), 07/25/2073, Series 2008-5, Class B(2)	7,350	7,153
SLM Student Loan Trust 2008-6
6.36% (3 Month LIBOR USD + 1.10%), 07/25/2023, Series 2008-6, Class A4(2)	8,312	8,113
SLM Student Loan Trust 2008-7
6.16% (3 Month LIBOR USD + 0.90%), 07/25/2023, Series 2008-7, Class A4(2)	6,451	6,326
SLM Student Loan Trust 2012-1
6.10% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 09/25/2028, Series 2012-1, Class A3(2)	8,507	8,156
SLM Student Loan Trust 2012-2
5.85% (1 Month LIBOR USD + 0.70%), 01/25/2029, Series 2012-2, Class A(2)	9,999	9,575
SLM Student Loan Trust 2012-7
5.80% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 05/26/2026, Series 2012-7, Class A3(2)	3,381	3,222
6.95% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 09/25/2043, Series 2012-7, Class B(2)	2,220	2,038
SLM Student Loan Trust 2014-1
5.75% (1 Month LIBOR USD + 0.60%), 02/26/2029, Series 2014-1, Class A3(2)	1,959	1,878
SMB Private Education Loan Trust 2015-B
6.94% (1 Month LIBOR USD + 1.75%), 05/17/2032, Series 2015-B, Class A3(1)(2)	191	192
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043, Series 2015-C, Class B(1)	1,295	1,233
SMB Private Education Loan Trust 2016-A
2.70%, 05/15/2031, Series 2016-A, Class A2A(1)	68	66
SMB Private Education Loan Trust 2016-B
2.43%, 02/17/2032, Series 2016-B, Class A2A(1)	1,211	1,164
SMB Private Education Loan Trust 2016-C
2.34%, 09/15/2034, Series 2016-C, Class A2A(1)	131	126
SMB Private Education Loan Trust 2017-A
2.88%, 09/15/2034, Series 2017-A, Class A2A(1)	447	428
SMB Private Education Loan Trust 2017-B
2.82%, 10/15/2035, Series 2017-B, Class A2A(1)	1,056	1,005
SMB Private Education Loan Trust 2018-A
3.50%, 02/15/2036, Series 2018-A, Class A2A(1)	5,672	5,419
SMB Private Education Loan Trust 2018-B
3.60%, 01/15/2037, Series 2018-B, Class A2A(1)	2,422	2,308
4.00%, 07/15/2042, Series 2018-B, Class B(1)	285	254
SMB Private Education Loan Trust 2018-C
3.63%, 11/15/2035, Series 2018-C, Class A2A(1)	5,921	5,637
4.00%, 11/17/2042, Series 2018-C, Class B(1)	770	692

SMB Private Education Loan Trust 2019-A
3.44%, 07/15/2036, Series 2019-A, Class A2A(1)	4,029	3,831
SMB Private Education Loan Trust 2019-B
2.84%, 06/15/2037, Series 2019-B, Class A2A(1)	3,902	3,632
SMB Private Education Loan Trust 2020-A
2.23%, 09/15/2037, Series 2020-A, Class A2A(1)	7,537	6,908
SMB Private Education Loan Trust 2020-PTB
1.60%, 09/15/2054, Series 2020-PTB, Class A2A(1)	4,750	4,210
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053, Series 2021-A, Class APT1(1)	6,857	5,873
SMB Private Education Loan Trust 2022-B
3.94%, 02/16/2055, Series 2022-B, Class A1A(1)	30,555	28,716
6.52% (30-day Average SOFR + 1.45%), 02/16/2055, Series 2022-B, Class A1B(1)(2)	27,556	27,291
SoFi Consumer Loan Program 2021-1 Trust
2.04%, 09/25/2030, Series 2021-1, Class D(1)	925	849
SoFi Professional Loan Program 2017-A LLC
4.43%, 03/26/2040, Series 2017-A, Class C(1)(3)	1,030	945
SoFi Professional Loan Program 2017-D LLC
2.65%, 09/25/2040, Series 2017-D, Class A2FX(1)	667	635
SoFi Professional Loan Program 2017-E LLC
4.16%, 11/26/2040, Series 2017-E, Class C(1)	695	617
SoFi Professional Loan Program 2017-F LLC
3.62%, 01/25/2041, Series 2017-F, Class BFX(1)	1,405	1,248
SoFi Professional Loan Program 2018-C Trust
4.13%, 01/25/2048, Series 2018-C, Class BFX(1)	1,875	1,691
Sound Point CLO XIV Ltd.
6.26% (3 Month LIBOR USD + 0.99%, 0.99% Floor), 01/23/2029, Series 2016-3A, Class AR2(1)(2)	375	374
Sound Point CLO XV Ltd.
6.17% (3 Month LIBOR USD + 0.90%, 0.90% Floor), 01/23/2029, Series 2017-1A, Class ARR(1)(2)	1,229	1,219
Sound Point CLO XX Ltd.
6.37% (3 Month LIBOR USD + 1.10%), 07/26/2031, Series 2018-2A, Class A(1)(2)	530	522
Soundview Home Loan Trust 2006-OPT5
5.63% (1 Month LIBOR USD + 0.48%, 0.48% Floor), 07/25/2036, Series 2006-OPT5, Class 2A4(2)	21,571	18,304
Southwick Park CLO LLC
6.31% (3 Month LIBOR USD + 1.06%, 1.06% Floor), 07/20/2032, Series 2019-4A, Class A1R(1)(2)	11,400	11,236
Specialty Underwriting & Residential Finance Trust Series 2006-BC2
3.70%, 02/25/2037, Series 2006-BC2, Class A2C(4)	10,586	4,049
Specialty Underwriting & Residential Finance Trust Series 2006-BC5
5.43% (1 Month LIBOR USD + 0.28%, 0.28% Floor), 11/25/2037, Series 2006-BC5, Class A1(2)	10,348	8,144
Stack Infrastructure Issuer LLC Series 2019-1
4.54%, 02/25/2044, Series 2019-1A, Class A2(1)	5,229	5,148
Stratus CLO 2021-3 Ltd.
6.20% (3 Month LIBOR USD + 0.95%, 0.95% Floor), 12/29/2029, Series 2021-3A, Class A(1)(2)	25,607	25,359
Structured Adjustable Rate Mortgage Loan Trust
4.29%, 02/25/2035, Series 2005-1, Class 1A1(3)	3,356	3,153
Structured Asset Investment Loan Trust 2004-8
6.05% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 09/25/2034, Series 2004-8, Class M1(2)	598	588
Structured Asset Investment Loan Trust 2004-9
6.25% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 10/25/2034, Series 2004-9, Class M2(2)	2,781	2,747
Structured Asset Investment Loan Trust 2005-HE2
5.90% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 07/25/2035, Series 2005-HE2, Class M2(2)	4,975	4,753
Structured Asset Mortgage Investments II Trust 2007-AR3
5.34% (1 Month LIBOR USD + 0.19%, 0.19% Floor, 10.50% Cap), 09/25/2047, Series 2007-AR3, Class 2A1(2)	11,107	9,966
Structured Asset Securities Corp. Mortgage Loan Trust 2007-WF2
6.15% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 08/25/2037, Series 2007-WF2, Class A1(2)	144	142
STWD 2019-FL1 Ltd.
6.30% (1 Month Term SOFR + 1.19%, 1.08% Floor), 07/15/2038, Series 2019-FL1, Class A(1)(2)	14,147	14,005
Sunnova Helios XI Issuer LLC
5.60%, 05/20/2050, Series 2023-A, Class B(1)	6,497	6,077
Symphony CLO XVII Ltd.
6.14% (3 Month LIBOR USD + 0.88%), 04/15/2028, Series 2016-17A, Class AR(1)(2)	994	989
Symphony CLO XX Ltd.
6.91% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 01/16/2032, Series 2018-20A, Class BR(1)(2)	11,220	10,956
Symphony CLO XXIII Ltd.
6.28% (3 Month LIBOR USD + 1.02%, 1.02% Floor), 01/15/2034, Series 2020-23A, Class AR(1)(2)	14,200	14,046
Symphony CLO XXIV Ltd.
6.47% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 01/23/2032, Series 2020-24A, Class A(1)(2)	650	640
Symphony CLO XXVI Ltd.
6.33% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 04/20/2033, Series 2021-26A, Class AR(1)(2)	4,650	4,572
Taco Bell Funding LLC
2.29%, 08/25/2051, Series 2021-1A, Class A2II(1)	9,013	7,399
TCW CLO 2019-1 AMR Ltd.
7.07% (3 Month LIBOR USD + 1.75%, 1.75% Floor), 08/16/2034, Series 2019-1A, Class BR(1)(2)	3,365	3,233
TCW CLO 2020-1 Ltd.
6.41% (3 Month LIBOR USD + 1.16%, 1.16% Floor), 04/20/2034, Series 2020-1A, Class A1RR(1)(2)	8,600	8,398
TCW CLO 2022-1 Ltd.
6.41% (3 Month Term SOFR + 1.34%, 1.34% Floor), 04/22/2033, Series 2022-1A, Class A1(1)(2)	9,080	8,917
Theorem Funding Trust 2022-1
1.85%, 02/15/2028, Series 2022-1A, Class A(1)	1,487	1,464
Theorem Funding Trust 2023-1
7.58%, 04/15/2029, Series 2023-1A, Class A(1)	11,585	11,600
THL Credit Wind River 2019-3 CLO Ltd.
6.91% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 04/15/2031, Series 2019-3A, Class BR(1)(2)	7,550	7,267
TIAA CLO I Ltd.
6.45% (3 Month LIBOR USD + 1.20%), 07/20/2031, Series 2016-1A, Class AR(1)(2)	18,750	18,516
TICP CLO X Ltd.
6.72% (3 Month LIBOR USD + 1.47%, 1.47% Floor), 04/20/2031, Series 2018-10A, Class B(1)(2)	4,080	3,984
Towd Point Mortgage Trust 2019-MH1
3.00%, 11/25/2058, Series 2019-MH1, Class A1(1)(3)	74	73

Toyota Auto Receivables 2020-C Owner Trust
0.44%, 10/15/2024, Series 2020-C, Class A3	1,094	1,087
Tricon American Homes 2019-SFR1 Trust
3.20%, 03/17/2038, Series 2019-SFR1, Class D(1)	1,270	1,169
Tricon American Homes 2020-SFR1
2.05%, 07/17/2038, Series 2020-SFR1, Class B(1)	1,180	1,054
2.55%, 07/17/2038, Series 2020-SFR1, Class D(1)	1,220	1,086
Tricon American Homes 2020-SFR2 Trust
2.73%, 11/17/2039, Series 2020-SFR2, Class E1(1)	1,855	1,572
Tricon Residential 2021-SFR1 Trust
2.79%, 07/17/2038, Series 2021-SFR1, Class E1(1)	1,760	1,549
2.89%, 07/17/2038, Series 2021-SFR1, Class E2(1)	4,695	4,123
Trimaran Cavu 2019-1 Ltd.
7.15% (3 Month LIBOR USD + 1.90%, 1.90% Floor), 07/20/2032, Series 2019-1A, Class A2(1)(2)	1,820	1,801
Trimaran Cavu 2021-2 Ltd.
7.01% (3 Month LIBOR USD + 1.75%, 1.75% Floor), 10/25/2034, Series 2021-2A, Class B1(1)(2)	2,500	2,429
Upstart Securitization Trust 2021-5
1.31%, 11/20/2031, Series 2021-5, Class A(1)	1,469	1,436
Upstart Securitization Trust 2022-1
3.12%, 03/20/2032, Series 2022-1, Class A(1)	7,951	7,783
Upstart Securitization Trust 2022-3
5.50%, 06/20/2032, Series 2022-3, Class A(1)	7,657	7,498
Upstart Structured Pass-Through Trust Series 2022-2A
4.25%, 06/17/2030, Series 2022-2A, Class A(1)	3,003	2,871
VCAT 2021-NPL1 LLC
2.29%, 12/26/2050, Series 2021-NPL1, Class A1(1)(4)	1,175	1,126
VCAT 2021-NPL5 LLC
1.87%, 08/25/2051, Series 2021-NPL5, Class A1(1)(4)	7,208	6,528
VCAT 2021-NPL6 LLC
1.92%, 09/25/2051, Series 2021-NPL6, Class A1(1)(4)	9,028	8,180
Venture XIV CLO Ltd.
6.49% (3 Month LIBOR USD + 1.03%, 1.03% Floor), 08/28/2029, Series 2013-14A, Class ARR(1)(2)	33,579	33,376
Venture XXIX CLO Ltd.
6.31% (3 Month LIBOR USD + 0.99%, 0.99% Floor), 09/07/2030, Series 2017-29A, Class AR(1)(2)	1,995	1,969
Venture Xxv CLO Ltd.
6.27% (3 Month LIBOR USD + 1.02%, 1.02% Floor), 04/20/2029, Series 2016-25A, Class ARR(1)(2)	10,914	10,859
VOLT XCII LLC
1.89%, 02/27/2051, Series 2021-NPL1, Class A1(1)(4)	1,442	1,302
VOLT XCIII LLC
1.89%, 02/27/2051, Series 2021-NPL2, Class A1(1)(4)	3,852	3,482
VOLT XCIV LLC
2.24%, 02/27/2051, Series 2021-NPL3, Class A1(1)(4)	6,155	5,656
VOLT XCIX LLC
2.12%, 04/25/2051, Series 2021-NPL8, Class A1(1)(4)	12,220	11,085
VOLT XCVI LLC
2.12%, 03/27/2051, Series 2021-NPL5, Class A1(1)(4)	2,669	2,499
VOLT XCVII LLC
2.24%, 04/25/2051, Series 2021-NPL6, Class A1(1)(4)	11,217	10,216
Voya CLO 2013-2 Ltd.
6.30% (3 Month Term SOFR + 1.23%, 0.97% Floor), 04/25/2031, Series 2013-2A, Class A1R(1)(2)	2,000	1,975
Voya CLO 2020-1 Ltd.
6.96% (3 Month LIBOR USD + 1.70%, 1.70% Floor), 07/16/2034, Series 2020-1A, Class BR(1)(2)	9,000	8,826
WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust
3.77%, 02/25/2037, Series 2007-HY1, Class 4A1(3)	5,957	5,317
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OA3 Trust
5.23% (12 Month U.S. Treasury Average + 1.25%, 1.25% Floor), 04/25/2047, Series 2007-OA3, Class 5A(2)	300	252
WAVE 2017-1 Trust
3.84%, 11/15/2042, Series 2017-1A, Class A(1)	4,002	3,182
Wellfleet CLO 2017-2A Ltd.
6.31% (3 Month LIBOR USD + 1.06%), 10/20/2029, Series 2017-2A, Class A1R(1)(2)	3,905	3,877
Wellfleet CLO 2017-3 Ltd.
6.41% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 01/17/2031, Series 2017-3A, Class A1(1)(2)	6,181	6,099
Wellfleet CLO 2021-3 Ltd.
7.06% (3 Month LIBOR USD + 1.80%, 1.80% Floor), 01/15/2035, Series 2021-3A, Class B(1)(2)	6,165	5,955
Wellfleet CLO X Ltd.
6.42% (3 Month LIBOR USD + 1.17%), 07/20/2032, Series 2019-XA, Class A1R(1)(2)	8,700	8,528
Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust
6.05% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/25/2034, Series 2004-2, Class M1(2)	1,267	1,252
Wendy’s Funding LLC
2.37%, 06/15/2051, Series 2021-1A, Class A2I(1)	5,205	4,304
Westlake Automobile Receivables Trust 2020-3
1.24%, 11/17/2025, Series 2020-3A, Class C(1)	669	661
Westlake Automobile Receivables Trust 2021-2
1.23%, 12/15/2026, Series 2021-2A, Class D(1)	5,075	4,702
Westlake Automobile Receivables Trust 2021-3
2.12%, 01/15/2027, Series 2021-3A, Class D(1)	9,200	8,501
Westlake Automobile Receivables Trust 2023-1
6.79%, 11/15/2028, Series 2023-1A, Class D(1)	2,480	2,474
Westlake Automobile Receivables Trust 2023-2
7.01%, 11/15/2028, Series 2023-2A, Class D(1)	5,285	5,279
Willis Engine Structured Trust VI
3.10%, 05/15/2046, Series 2021-A, Class A(1)	2,299	1,825
World Omni Auto Receivables Trust 2020-A
1.64%, 08/17/2026, Series 2020-A, Class C	3,190	3,091

Total Asset-Backed Obligations (Cost: $3,764,833)		3,570,198

Corporate Bonds – 27.33%
Basic Materials – 0.73%
Alcoa Nederland Holding BV

4.13%, 03/31/2029(1)		2,945	2,632
5.50%, 12/15/2027(1)		2,745	2,655
6.13%, 05/15/2028(1)		4,000	3,978
Anglo American Capital Plc
2.25%, 03/17/2028(1)		641	551
2.63%, 09/10/2030(1)		40,530	33,433
2.88%, 03/17/2031(1)		2,675	2,209
4.00%, 09/11/2027(1)		1,620	1,523
4.50%, 03/15/2028(1)		22,397	21,345
4.75%, 04/10/2027(1)		712	688
5.50%, 05/02/2033(1)		5,036	4,920
5.63%, 04/01/2030(1)		2,297	2,286
ArcelorMittal SA
6.75%, 03/01/2041		12,270	12,487
6.80%, 11/29/2032		7,845	8,054
Braskem Netherlands Finance BV
4.50%, 01/31/2030(1)		5,210	4,476
5.88%, 01/31/2050(1)		4,160	3,362
Celanese US Holdings LLC
6.33%, 07/15/2029		2,310	2,294
6.38%, 07/15/2032		1,700	1,715
CF Industries, Inc.
4.50%, 12/01/2026(1)		5,145	4,962
CSN Resources SA
5.88%, 04/08/2032(1)		511	412
Eastman Chemical Co.
5.75%, 03/08/2033		597	596
First Quantum Minerals Ltd.
6.88%, 03/01/2026(1)		2,855	2,810
6.88%, 10/15/2027(1)		7,600	7,414
7.50%, 04/01/2025(1)		1,185	1,184
FMC Corp.
3.45%, 10/01/2029		1,850	1,618
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/2031(1)		6,670	5,695
Freeport Indonesia PT
4.76%, 04/14/2027		200	193
Freeport-McMoRan, Inc.
4.25%, 03/01/2030		6,345	5,847
4.63%, 08/01/2030		2,455	2,313
Glencore Funding LLC
2.63%, 09/23/2031(1)		4,910	3,953
2.85%, 04/27/2031(1)		10,245	8,457
3.88%, 10/27/2027(1)		11,555	10,785
4.88%, 03/12/2029(1)		8,160	7,856
5.70%, 05/08/2033(1)		8,734	8,666
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT
5.45%, 05/15/2030(1)		1,400	1,356
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030(1)		14,875	11,787
5.00%, 09/26/2048		11,420	9,666
Newmont Corp.
2.25%, 10/01/2030		1,785	1,462
2.80%, 10/01/2029		669	575
OCP SA
4.50%, 10/22/2025(18)		259	251
Orbia Advance Corp. SAB de CV
2.88%, 05/11/2031(1)		3,025	2,401
Sasol Financing USA LLC
5.88%, 03/27/2024		1,123	1,108
8.75%, 05/03/2029(1)		200	195
Suzano Austria GmbH
3.75%, 01/15/2031		6,505	5,552
5.00%, 01/15/2030		200	189
Syngenta Finance NV
4.89%, 04/24/2025(1)		550	538
Valvoline, Inc.
3.63%, 06/15/2031(1)		1,036	842
Vedanta Resources Finance II Plc
8.95%, 03/11/2025(1)		509	384
Volcan Compania Minera SAA
4.38%, 02/11/2026(1)		1,290	959
Westlake Corp.
1.63%, 07/17/2029	EUR	2,025	1,812

Total Basic Materials			220,446

Communications – 2.82%
Altice Financing SA
5.75%, 08/15/2029(1)		$7,503	5,812
AT&T, Inc.
2.25%, 02/01/2032		2,559	2,033
2.55%, 12/01/2033		3,587	2,818
2.75%, 06/01/2031		3,935	3,320
3.10%, 02/01/2043		1,464	1,051
3.50%, 09/15/2053		3,020	2,138
3.55%, 09/15/2055		8,440	5,909
3.65%, 06/01/2051		1,210	888
3.65%, 09/15/2059		6,334	4,410
3.80%, 12/01/2057		4,910	3,555
4.30%, 02/15/2030		3,251	3,086

4.35%, 03/01/2029	2,424	2,329
4.50%, 05/15/2035	4,084	3,754
4.50%, 03/09/2048	6,420	5,430
4.90%, 08/15/2037	2,132	2,001
5.40%, 02/15/2034	9,087	9,103
Axtel SAB de CV
6.38%, 11/14/2024(1)	425	432
C&W Senior Financing DAC
6.88%, 09/15/2027(1)	600	524
Cable One, Inc.
4.00%, 11/15/2030(1)	3,478	2,717
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 01/15/2034(1)	2,285	1,727
Charter Communications Operating LLC
2.25%, 01/15/2029	1,626	1,354
2.30%, 02/01/2032	20,750	15,708
2.80%, 04/01/2031	32,784	26,380
3.70%, 04/01/2051	13,744	8,685
3.75%, 02/15/2028	6,703	6,145
3.85%, 04/01/2061	4,609	2,788
3.90%, 06/01/2052	2,625	1,718
3.95%, 06/30/2062	30,133	18,539
4.20%, 03/15/2028	3,376	3,165
4.40%, 04/01/2033	4,100	3,599
4.80%, 03/01/2050	16,239	12,252
5.25%, 04/01/2053	4,269	3,448
5.38%, 04/01/2038	980	835
5.38%, 05/01/2047	15,069	12,455
5.75%, 04/01/2048	5,030	4,305
6.48%, 10/23/2045	343	322
6.83%, 10/23/2055	1,022	963
Comcast Corp.
2.65%, 02/01/2030	4,520	3,954
2.89%, 11/01/2051	1,211	812
2.94%, 11/01/2056	1,921	1,251
3.25%, 11/01/2039	1,028	815
4.00%, 03/01/2048	905	754
CommScope Technologies LLC
5.00%, 03/15/2027(1)	1,985	1,382
CommScope, Inc.
4.75%, 09/01/2029(1)	9,905	7,809
6.00%, 03/01/2026(1)	2,205	2,055
7.13%, 07/01/2028(1)	3,625	2,574
Cox Communications, Inc.
3.15%, 08/15/2024(1)	1,043	1,008
Crown Castle Towers LLC
3.66%, 05/15/2025(1)	1,300	1,238
CSC Holdings LLC
3.38%, 02/15/2031(1)	8,660	5,862
4.13%, 12/01/2030(1)	2,415	1,689
4.50%, 11/15/2031(1)	6,505	4,535
4.63%, 12/01/2030(1)	26,645	11,855
5.00%, 11/15/2031(1)	1,145	533
5.38%, 02/01/2028(1)	530	426
5.50%, 04/15/2027(1)	2,300	1,914
5.75%, 01/15/2030(1)	6,059	2,861
6.50%, 02/01/2029(1)	10,866	8,780
7.50%, 04/01/2028(1)	1,000	570
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026(1)(6)(7)	12,101	408
Digicel Group Holdings Ltd.
8.00%, 04/01/2025(1)	384	165
Digicel International Finance Ltd./Digicel international Holdings Ltd.
8.00%, 12/31/2026(1)	73	12
8.75%, 05/25/2024(1)	188	172
DISH DBS Corp.
5.13%, 06/01/2029	2,380	1,105
5.25%, 12/01/2026(1)	11,995	9,622
5.75%, 12/01/2028(1)	16,035	11,927
Expedia Group, Inc.
2.95%, 03/15/2031	30,140	25,398
3.25%, 02/15/2030	12,682	11,038
FactSet Research Systems, Inc.
3.45%, 03/01/2032	4,194	3,568
Frontier Communications Holdings LLC
5.00%, 05/01/2028(1)	2,250	1,941
8.63%, 03/15/2031(1)	7,138	6,908
8.75%, 05/15/2030(1)	1,000	977
iHeartCommunications, Inc.
4.75%, 01/15/2028(1)	4,120	3,106
5.25%, 08/15/2027(1)	3,710	2,837
Intelsat Jackson Holdings SA
5.50%, 08/01/2023(8)(9)	12,702	—
6.50%, 03/15/2030(1)	30,220	27,511
9.75%, 07/15/2025(1)(8)(9)	15,687	—
Juniper Networks, Inc.
2.00%, 12/10/2030	864	670
Kenbourne Invest SA
6.88%, 11/26/2024(1)	300	261

Level 3 Financing, Inc.
4.63%, 09/15/2027(1)		510	355
Liquid Telecommunications Financing Plc
5.50%, 09/04/2026(1)		355	198
Meta Platforms Inc
4.45%, 08/15/2052		4,844	4,212
Meta Platforms, Inc.
4.95%, 05/15/2033		29,985	29,962
5.60%, 05/15/2053		15,794	16,221
5.75%, 05/15/2063		5,276	5,460
Motorola Solutions, Inc.
2.30%, 11/15/2030		7,753	6,263
2.75%, 05/24/2031		8,098	6,634
5.50%, 09/01/2044		2,299	2,182
5.60%, 06/01/2032		3,469	3,437
NBN Co. Ltd.
2.63%, 05/05/2031(1)		475	398
Netflix, Inc.
3.63%, 06/15/2025(1)		3,500	3,372
3.63%, 06/15/2030	EUR	2,000	2,074
3.88%, 11/15/2029		2,502	2,657
4.63%, 05/15/2029		2,300	2,537
4.88%, 06/15/2030(1)		$27,736	27,295
5.38%, 11/15/2029(1)		1,415	1,420
5.88%, 11/15/2028		10,972	11,332
6.38%, 05/15/2029		12,834	13,578
Nokia OYJ
4.38%, 06/12/2027		2,895	2,727
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc.
4.75%, 04/30/2027(1)		909	803
NTT Finance Corp.
1.59%, 04/03/2028(1)		777	666
Prosus NV
1.99%, 07/13/2033	EUR	4,100	3,057
SES GLOBAL Americas Holdings, Inc.
5.30%, 03/25/2044(1)		$10,000	7,434
Sirius XM Radio, Inc.
4.00%, 07/15/2028(1)		674	586
5.00%, 08/01/2027(1)		1,385	1,285
5.50%, 07/01/2029(1)		115	104
Sprint Capital Corp.
6.88%, 11/15/2028		1,262	1,338
8.75%, 03/15/2032		24,955	30,161
Sprint LLC
7.13%, 06/15/2024		23,080	23,286
7.63%, 02/15/2025		9,898	10,110
7.63%, 03/01/2026		137	142
7.88%, 09/15/2023		30,621	30,695
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
4.74%, 03/20/2025(1)		4,274	4,219
5.15%, 03/20/2028(1)		26,278	26,001
Tencent Holdings Ltd.
3.84%, 04/22/2051(1)		8,495	6,239
Time Warner Cable LLC
4.50%, 09/15/2042		13,975	10,453
5.50%, 09/01/2041		11,204	9,321
5.88%, 11/15/2040		6,520	5,752
T-Mobile USA, Inc.
2.25%, 02/15/2026		14,809	13,607
2.40%, 03/15/2029		1,515	1,302
2.55%, 02/15/2031		15,389	12,791
2.70%, 03/15/2032		2,720	2,247
3.38%, 04/15/2029		10,920	9,861
3.50%, 04/15/2031		15,220	13,430
3.88%, 04/15/2030		56,741	52,274
4.50%, 04/15/2050		2,613	2,242
4.80%, 07/15/2028		18,000	17,628
Uber Technologies, Inc.
4.50%, 08/15/2029(1)		6,200	5,706
6.25%, 01/15/2028(1)		7,305	7,269
7.50%, 09/15/2027(1)		1,395	1,427
Verizon Communications, Inc.
1.75%, 01/20/2031		8,558	6,752
2.36%, 03/15/2032		8,497	6,834
2.65%, 11/20/2040		2,211	1,538
2.99%, 10/30/2056		1,701	1,080
3.00%, 11/20/2060		1,080	675
4.40%, 11/01/2034		6,780	6,258
4.50%, 08/10/2033		2,517	2,375
5.05%, 05/09/2033		2,330	2,304
5.85%, 09/15/2035		974	1,005
7.75%, 12/01/2030		508	590
Vodafone Group Plc
4.25%, 09/17/2050		1,955	1,570
4.88%, 06/19/2049		6,963	6,167
VZ Secured Financing BV
5.00%, 01/15/2032(1)		3,500	2,819
Zayo Group Holdings, Inc.
4.00%, 03/01/2027(1)		1,000	706

Ziggo BV
4.88%, 01/15/2030(1)		3,900	3,237

Total Communications			853,661

Consumer, Cyclical – 1.67%
7-Eleven, Inc.
0.80%, 02/10/2024(1)		10,725	10,395
ABRA Global Finance
11.50%, 03/02/2028(1)(10)		397	323
Air Canada 2015-2 Class B Pass-Through Trust
5.00%, 12/15/2023(1)		851	846
Air Canada 2017-1 Class B Pass-Through Trust
3.70%, 01/15/2026(1)		8,275	7,680
Alaska Airlines 2020-1 Class A Pass-Through Trust
4.80%, 08/15/2027(1)		1,242	1,193
Alimentation Couche-Tard, Inc.
3.80%, 01/25/2050(1)		4,513	3,272
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/2027		540	484
American Airlines 2015-2 Class B Pass-Through Trust
4.40%, 09/22/2023		6,175	6,130
American Airlines 2016-1 Class B Pass-Through Trust
5.25%, 01/15/2024		294	290
American Airlines 2016-2 Class B Pass-Through Trust
4.38%, 06/15/2024(1)		2,017	1,949
American Airlines 2016-3 Class B Pass-Through Trust
3.75%, 10/15/2025		1,822	1,664
American Airlines 2017-2 Class A Pass-Through Trust
3.60%, 10/15/2029		171	144
American Airlines 2017-2 Class B Pass-Through Trust
3.70%, 10/15/2025		932	876
American Airlines 2019-1 Class B Pass-Through Trust
3.85%, 02/15/2028		8,332	7,088
American Airlines 2021-1 Class A Pass-Through Trust
2.88%, 07/11/2034		12,846	10,727
AutoNation, Inc.
4.75%, 06/01/2030		1,030	963
AutoZone, Inc.
4.00%, 04/15/2030		8,465	7,860
Avianca Midco 2 Plc
9.00%, 12/01/2028(1)		138	116
British Airways 2018-1 Class AA Pass-Through Trust
3.80%, 09/20/2031(1)		1,633	1,486
British Airways 2019-1 Class A Pass-Through Trust
3.35%, 06/15/2029(1)		2,213	1,932
British Airways 2019-1 Class AA Pass-Through Trust
3.30%, 12/15/2032(1)		346	300
British Airways 2020-1 Class A Pass-Through Trust
4.25%, 11/15/2032(1)		311	284
Carnival Corp.
4.00%, 08/01/2028(1)		1,285	1,139
9.88%, 08/01/2027(1)		5,400	5,625
Carvana Co.
4.88%, 09/01/2029(1)		5,701	3,233
5.50%, 04/15/2027(1)		890	596
10.25%, 05/01/2030(1)		23,700	18,669
Dillard’s, Inc.
7.00%, 12/01/2028		380	380
7.75%, 07/15/2026		135	137
7.75%, 05/15/2027		85	87
Dollar General Corp.
3.50%, 04/03/2030		3,125	2,802
Ferguson Finance Plc
3.25%, 06/02/2030(1)		1,720	1,493
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
6.75%, 01/15/2030(1)		2,228	1,896
FirstCash, Inc.
5.63%, 01/01/2030(1)		5,000	4,519
General Motors Co.
5.20%, 04/01/2045		18,095	15,435
6.25%, 10/02/2043		65	64
General Motors Financial Co., Inc.
3.10%, 01/12/2032		2,030	1,642
4.00%, 10/06/2026		537	509
4.30%, 07/13/2025		182	177
4.35%, 04/09/2025		1,518	1,478
5.65%, 01/17/2029		613	603
5.80%, 06/23/2028		3,130	3,118
5.85%, 04/06/2030		1,770	1,755
6.00%, 01/09/2028		14,095	14,208
6.40%, 01/09/2033		4,470	4,543
GENM Capital Labuan Ltd.
3.88%, 04/19/2031(1)		10,990	8,887
Greene King Finance Plc
4.06%, 03/15/2035	GBP	3,047	3,157
5.11%, 03/15/2034		400	445
Grupo Posadas SAB de CV
5.00%, 12/30/2027(4)		$266	227
Hyundai Capital America
1.80%, 10/15/2025(1)		5,395	4,921

2.10%, 09/15/2028(1)		6,385	5,352
Intelsat Jackson Holdings SA
8.50%, 10/15/2024(1)(8)(9)		18,280	—
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 05/15/2032		589	501
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 11/15/2032		2,927	2,666
Lithia Motors, Inc.
3.88%, 06/01/2029(1)		5,095	4,427
Lowe’s Companies, Inc.
2.80%, 09/15/2041		2,756	1,949
4.50%, 04/15/2030		4,481	4,356
Marriott International, Inc.
2.75%, 10/15/2033		1,322	1,051
2.85%, 04/15/2031		2,750	2,312
3.75%, 10/01/2025		297	285
4.63%, 06/15/2030		940	900
Marriott Ownership Resorts, Inc.
4.50%, 06/15/2029(1)		745	643
MDC Holdings, Inc.
3.97%, 08/06/2061		7,835	4,675
6.00%, 01/15/2043		7,970	7,188
Mercedes-Benz Finance North America LLC
2.45%, 03/02/2031(1)		1,015	863
Metalsa Sapi de CV
3.75%, 05/04/2031(18)		284	224
Michaels Companies, Inc.
7.88%, 05/01/2029(1)		11,145	7,509
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50%, 06/20/2027(1)		7,232	7,250
Mitchells & Butlers Finance Plc
6.00% (3 Month LIBOR USD + 0.45%), 12/15/2030(2)		6,253	5,695
6.01%, 12/15/2028	GBP	265	301
NCL Corp. Ltd.
5.88%, 03/15/2026(1)		$1,420	1,329
5.88%, 02/15/2027(1)		7,150	6,960
Nemak SAB de CV
3.63%, 06/28/2031(18)		247	193
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/2026(1)		45,200	38,346
2.00%, 03/09/2026(1)		14,300	12,513
2.45%, 09/15/2028(1)		4,800	3,833
2.75%, 03/09/2028(1)		14,600	11,999
Nissan Motor Co. Ltd.
3.52%, 09/17/2025(1)		1,400	1,302
4.35%, 09/17/2027(1)		10,500	9,550
4.81%, 09/17/2030(1)		57,500	50,436
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028(1)		2,075	1,935
Sands China Ltd.
4.30%, 01/08/2026		900	846
5.63%, 08/08/2025		6,939	6,770
5.90%, 08/08/2028		1,200	1,144
Tapestry, Inc.
3.05%, 03/15/2032		3,325	2,655
Tractor Supply Co.
5.25%, 05/15/2033		600	595
Travel + Leisure Co.
4.50%, 12/01/2029(1)		755	642
6.00%, 04/01/2027		5,015	4,868
U.S. Airways 2011-1 Class A Pass-Through Trust
7.13%, 10/22/2023		900	897
U.S. Airways 2013-1 Class A Pass-Through Trust
3.95%, 11/15/2025		931	868
United Airlines 2018-1 Class A Pass-Through Trust
3.70%, 03/01/2030		502	434
United Airlines 2018-1 Class B Pass-Through Trust
4.60%, 03/01/2026		3,984	3,737
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/2031		525	481
United Airlines 2019-2 Class A Pass-Through Trust
2.90%, 05/01/2028		1,276	1,107
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/2032		799	669
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 10/15/2027		16,242	16,103
United Airlines 2023-1 Class A Pass-Through Trust
5.80%, 01/15/2036		27,995	28,446
Warnermedia Holdings, Inc.
3.76%, 03/15/2027		12,015	11,207
4.05%, 03/15/2029		4,505	4,118
4.28%, 03/15/2032		12,075	10,709
5.05%, 03/15/2042		21,535	18,151
5.14%, 03/15/2052		32,921	26,806
Yum! Brands, Inc.
4.75%, 01/15/2030(1)		750	702

Total Consumer, Cyclical			506,245

Consumer, Non-cyclical – 3.35%
AbbVie, Inc.

4.45%, 05/14/2046	1,625	1,431
4.50%, 05/14/2035	3,710	3,525
4.55%, 03/15/2035	4,015	3,823
Adtalem Global Education Inc
5.50%, 03/01/2028(1)	1,000	908
Aetna, Inc.
3.50%, 11/15/2024	3,370	3,265
4.75%, 03/15/2044	966	856
Alcon Finance Corp.
5.38%, 12/06/2032(1)	5,350	5,421
Altria Group, Inc.
3.40%, 02/04/2041	2,320	1,619
4.25%, 08/09/2042	1,701	1,327
5.80%, 02/14/2039	1,523	1,491
Amgen, Inc.
4.05%, 08/18/2029	5,832	5,530
4.40%, 02/22/2062	6,807	5,587
5.25%, 03/02/2030	8,485	8,502
5.25%, 03/02/2033	4,530	4,536
5.60%, 03/02/2043	8,530	8,556
5.65%, 03/02/2053	12,940	13,104
5.75%, 03/02/2063	2,681	2,720
Ashtead Capital, Inc.
5.50%, 08/11/2032(1)	2,475	2,393
5.55%, 05/30/2033(1)	3,820	3,724
Astrazeneca Finance LLC
4.88%, 03/03/2028	12,130	12,123
Atento Luxco 1 SA
8.00%, 02/10/2026(18)	110	17
8.00%, 02/10/2026(1)	444	71
Bacardi Ltd.
4.45%, 05/15/2025(1)	13,085	12,734
4.70%, 05/15/2028(1)	232	224
Bacardi Ltd. / Bacardi-Martini BV
5.40%, 06/15/2033(1)	13,960	13,837
Baptist Healthcare System Obligated Group
3.54%, 08/15/2050	8,700	6,439
BAT Capital Corp.
2.73%, 03/25/2031	29,370	23,392
3.56%, 08/15/2027	6,250	5,747
3.98%, 09/25/2050	4,103	2,765
4.39%, 08/15/2037	1,020	816
4.54%, 08/15/2047	10,555	7,767
4.76%, 09/06/2049	7,037	5,312
5.65%, 03/16/2052	8,040	6,985
Bausch Health Companies, Inc.
4.88%, 06/01/2028(1)	3,165	1,884
Bayer U.S. Finance II LLC
2.85%, 04/15/2025(1)	8,635	8,141
3.38%, 07/15/2024(1)	5,915	5,779
4.25%, 12/15/2025(1)	5,060	4,882
4.38%, 12/15/2028(1)	4,685	4,444
4.40%, 07/15/2044(1)	6,355	5,064
4.88%, 06/25/2048(1)	11,025	9,915
Bayer U.S. Finance LLC
3.38%, 10/08/2024(1)	5,000	4,841
Becton Dickinson & Co.
3.36%, 06/06/2024	864	845
Catalent Pharma Solutions, Inc.
3.13%, 02/15/2029(1)	950	772
3.50%, 04/01/2030(1)	4,000	3,240
Centene Corp.
2.45%, 07/15/2028	9,492	8,113
2.50%, 03/01/2031	14,567	11,617
2.63%, 08/01/2031	5,600	4,463
3.00%, 10/15/2030	18,676	15,563
3.38%, 02/15/2030	2,527	2,172
4.25%, 12/15/2027	14,078	13,162
4.63%, 12/15/2029	315	290
CHS/Community Health Systems, Inc.
4.75%, 02/15/2031(1)	3,200	2,419
5.63%, 03/15/2027(1)	16,800	14,805
8.00%, 03/15/2026(1)	4,312	4,200
Cigna Group
3.40%, 03/01/2027	6,858	6,460
4.38%, 10/15/2028	7,670	7,417
CommonSpirit Health
1.55%, 10/01/2025	3,450	3,137
2.78%, 10/01/2030	7,175	6,032
CoStar Group, Inc.
2.80%, 07/15/2030(1)	11,000	9,073
CVS Health Corp.
1.88%, 02/28/2031	1,464	1,163
3.25%, 08/15/2029	6,270	5,631
5.00%, 01/30/2029	981	972
5.05%, 03/25/2048	30,725	28,320
5.13%, 07/20/2045	2,250	2,082
5.25%, 01/30/2031	2,475	2,467
CVS Pass-Through Trust

5.77%, 01/10/2033(1)	53	51
5.77%, 01/10/2033	1,948	1,875
6.04%, 12/10/2028	921	913
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036(1)	4,052	3,740
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036(1)	9,006	7,770
Element Fleet Management Corp.
1.60%, 04/06/2024(1)	2,195	2,117
Elevance Health, Inc.
3.60%, 03/15/2051	960	734
3.65%, 12/01/2027	2,580	2,436
4.55%, 05/15/2052	2,306	2,060
Embecta Corp.
5.00%, 02/15/2030(1)	2,488	2,066
ERAC USA Finance LLC
3.80%, 11/01/2025(1)	4,605	4,404
4.90%, 05/01/2033(1)	11,015	10,763
Ford Foundation
2.82%, 06/01/2070	880	544
Fresenius Medical Care U.S. Finance III, Inc.
1.88%, 12/01/2026(1)	9,545	8,233
Frigorifico Concepcion SA
7.70%, 07/21/2028(1)	282	220
Gartner, Inc.
3.63%, 06/15/2029(1)	970	854
Gilead Sciences, Inc.
2.60%, 10/01/2040	3,404	2,465
4.15%, 03/01/2047	967	839
4.80%, 04/01/2044	4,250	4,057
Global Payments, Inc.
1.20%, 03/01/2026	1,644	1,461
2.15%, 01/15/2027	1,022	908
2.90%, 05/15/2030	7,262	6,155
2.90%, 11/15/2031	7,080	5,760
3.20%, 08/15/2029	7,222	6,277
4.45%, 06/01/2028	2,920	2,740
4.80%, 04/01/2026	1,172	1,144
4.95%, 08/15/2027	3,759	3,663
5.30%, 08/15/2029	5,989	5,835
5.40%, 08/15/2032	12,685	12,361
5.95%, 08/15/2052	6,053	5,792
Grifols Escrow Issuer SA
4.75%, 10/15/2028(1)	5,459	4,738
Gruma SAB de CV
4.88%, 12/01/2024(18)	256	253
Grupo Bimbo SAB de CV
3.88%, 06/27/2024(18)	219	215
HCA, Inc.
3.38%, 03/15/2029(1)	9,345	8,309
3.50%, 09/01/2030	13,119	11,499
3.50%, 07/15/2051	1,680	1,162
3.63%, 03/15/2032(1)	5,600	4,861
4.13%, 06/15/2029	31,082	28,762
4.63%, 03/15/2052(1)	5,570	4,577
5.25%, 04/15/2025	1,814	1,791
5.25%, 06/15/2026	8	8
5.25%, 06/15/2049	6,070	5,477
5.38%, 02/01/2025	2,587	2,564
5.38%, 09/01/2026	7,650	7,590
5.50%, 06/01/2033	24,530	24,487
5.50%, 06/15/2047	12,742	12,002
5.88%, 02/15/2026	4,128	4,131
5.88%, 02/01/2029	6,798	6,842
7.50%, 11/06/2033	435	475
7.58%, 09/15/2025	1,322	1,366
7.69%, 06/15/2025	1,654	1,699
Humana, Inc.
3.70%, 03/23/2029	11,540	10,569
3.85%, 10/01/2024	4,014	3,920
4.88%, 04/01/2030	5,815	5,697
Illumina, Inc.
2.55%, 03/23/2031	11,640	9,597
Imperial Brands Finance Plc
3.13%, 07/26/2024(1)	10,790	10,425
3.50%, 07/26/2026(1)	8,675	8,079
4.25%, 07/21/2025(1)	4,170	3,999
6.13%, 07/27/2027(1)	18,800	18,832
Integris Baptist Medical Center, Inc.
3.88%, 08/15/2050	7,000	5,278
IQVIA, Inc.
5.70%, 05/15/2028(1)	16,850	16,681
JBS USA LUX SA
3.00%, 02/02/2029(1)	5,290	4,486
3.75%, 12/01/2031(1)	7,152	5,865
4.38%, 02/02/2052(1)	2,090	1,466
5.50%, 01/15/2030(1)	5,130	4,921
5.75%, 04/01/2033(1)	7,770	7,303
6.50%, 12/01/2052(1)	7,760	7,354

JDE Peet’s NV
2.25%, 09/24/2031(1)		4,500	3,485
Kevlar SpA
6.50%, 09/01/2029(1)		7,500	6,394
Market Bidco Finco Plc
4.75%, 11/04/2027	EUR	16,000	13,969
Mass General Brigham, Inc.
3.34%, 07/01/2060		$3,500	2,448
Massachusetts Institute of Technology
4.68%, 07/01/2114		45	42
5.60%, 07/01/2111		72	81
ModivCare Escrow Issuer, Inc.
5.00%, 10/01/2029(1)		5,046	3,734
ModivCare, Inc.
5.88%, 11/15/2025(1)		2,835	2,626
Molina Healthcare, Inc.
3.88%, 11/15/2030(1)		4,206	3,614
4.38%, 06/15/2028(1)		10,418	9,604
Moody’s Corp.
2.55%, 08/18/2060		1,104	608
3.10%, 11/29/2061		1,491	978
4.25%, 02/01/2029		878	845
4.88%, 12/17/2048		1,679	1,573
Natura Cosmeticos SA
4.13%, 05/03/2028(1)		5,270	4,559
New York & Presbyterian Hospital
3.56%, 08/01/2036		2,630	2,199
Option Care Health, Inc.
4.38%, 10/31/2029(1)		5,500	4,841
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/2033		12,660	12,612
5.30%, 05/19/2053		1,840	1,913
5.34%, 05/19/2063		9,582	9,696
Philip Morris International, Inc.
5.13%, 11/17/2027		3,261	3,271
Pilgrim’s Pride Corp.
3.50%, 03/01/2032		18,075	14,290
4.25%, 04/15/2031		2,650	2,273
5.88%, 09/30/2027(1)		3,772	3,727
6.25%, 07/01/2033		8,865	8,587
Pomona College
2.89%, 01/01/2051		3,570	2,509
Prestige Brands, Inc.
3.75%, 04/01/2031(1)		3,352	2,775
Providence St Joseph Health Obligated Group
5.40%, 10/01/2033		13,835	13,654
Revvity, Inc.
2.25%, 09/15/2031		2,250	1,805
2.55%, 03/15/2031		11,115	9,160
Reynolds American, Inc.
5.70%, 08/15/2035		6,650	6,250
5.85%, 08/15/2045		13,100	11,650
Rockefeller Foundation
2.49%, 10/01/2050		3,400	2,209
S&P Global, Inc.
1.25%, 08/15/2030		2,597	2,045
4.25%, 05/01/2029		2,585	2,512
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.63%, 03/01/2029(1)		4,526	3,626
Smithfield Foods, Inc.
2.63%, 09/13/2031(1)		10,000	7,390
3.00%, 10/15/2030(1)		925	725
4.25%, 02/01/2027(1)		1,290	1,189
Spectrum Brands, Inc.
5.50%, 07/15/2030(1)		1,617	1,476
Sutter Health
3.16%, 08/15/2040		4,700	3,548
3.36%, 08/15/2050		11,400	8,182
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026		7,935	7,110
4.10%, 10/01/2046		11,660	7,664
4.75%, 05/09/2027		6,755	6,249
5.13%, 05/09/2029		4,885	4,431
7.88%, 09/15/2029		4,405	4,539
8.13%, 09/15/2031		3,170	3,322
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031		740	604
4.95%, 11/21/2032		895	911
Triton Water Holdings, Inc.
6.25%, 04/01/2029(1)		6,045	5,188
U.S. Renal Care, Inc.
10.63%, 07/15/2027(1)		558	140
UnitedHealth Group, Inc.
3.75%, 10/15/2047		1,480	1,218
3.88%, 12/15/2028		1,070	1,025
4.25%, 04/15/2047		1,517	1,337
4.38%, 03/15/2042		665	602
4.75%, 05/15/2052		3,922	3,721
4.95%, 05/15/2062		1,293	1,243

6.05%, 02/15/2063	1,195	1,351
Universal Health Services Inc
1.65%, 09/01/2026	8,275	7,234
Upbound Group, Inc.
6.38%, 02/15/2029(1)	1,250	1,109
Verisk Analytics, Inc.
4.13%, 03/15/2029	3,835	3,661
5.75%, 04/01/2033	7,965	8,339
WASH Multifamily Acquisition, Inc.
5.75%, 04/15/2026(1)	1,250	1,167

Total Consumer, Non-cyclical		1,012,268

Energy – 2.54%
Aker BP ASA
3.10%, 07/15/2031(1)	5,635	4,663
3.75%, 01/15/2030(1)	15,485	13,763
4.00%, 01/15/2031(1)	14,110	12,548
Archrock Partners LP / Archrock Partners Finance Corp.
6.25%, 04/01/2028(1)	1,000	939
BP Capital Markets America, Inc.
4.81%, 02/13/2033	7,772	7,659
Cameron LNG LLC
3.30%, 01/15/2035(1)	6,655	5,548
3.40%, 01/15/2038(1)	2,968	2,468
Canadian Natural Resources Ltd.
6.25%, 03/15/2038	1,345	1,369
Cenovus Energy, Inc.
6.75%, 11/15/2039	3,823	4,008
6.80%, 09/15/2037	1,309	1,361
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	6,889	6,237
5.13%, 06/30/2027	11,411	11,218
5.88%, 03/31/2025	8,820	8,778
Cheniere Energy Partners LP
3.25%, 01/31/2032	14,513	11,939
4.00%, 03/01/2031	28,079	24,722
4.50%, 10/01/2029	14,861	13,639
5.95%, 06/30/2033(1)	9,156	9,183
Continental Resources, Inc.
2.88%, 04/01/2032(1)	25,449	19,553
5.75%, 01/15/2031(1)	37,211	35,374
Continuum Energy Levanter Pte Ltd.
4.50%, 02/09/2027(1)	264	246
DCP Midstream Operating LP
3.25%, 02/15/2032	15,045	12,734
5.13%, 05/15/2029	3,380	3,306
Devon Energy Corp.
4.50%, 01/15/2030	2,784	2,621
5.25%, 10/15/2027	792	780
8.25%, 08/01/2023	588	588
Diamondback Energy, Inc.
3.13%, 03/24/2031	8,960	7,675
3.25%, 12/01/2026	13,155	12,360
3.50%, 12/01/2029	18,560	16,706
Ecopetrol SA
5.88%, 09/18/2023	147	147
6.88%, 04/29/2030	923	842
8.63%, 01/19/2029	1,166	1,169
8.88%, 01/13/2033	1,549	1,534
EIG Pearl Holdings Sarl
4.39%, 11/30/2046(1)	1,119	876
Empresa Nacional del Petroleo
3.75%, 08/05/2026(18)	374	354
Enbridge, Inc.
2.50%, 08/01/2033	761	594
5.70%, 03/08/2033	24,043	24,372
Energean Israel Finance Ltd.
5.38%, 03/30/2028(1)	4,950	4,467
5.88%, 03/30/2031(1)	6,495	5,675
8.50%, 09/30/2033(1)	108	108
Energy Transfer LP
2.90%, 05/15/2025	2,346	2,223
3.90%, 05/15/2024	1,106	1,087
4.00%, 10/01/2027	5,865	5,492
4.40%, 03/15/2027	1,105	1,057
4.50%, 04/15/2024	2,483	2,454
4.75%, 01/15/2026	4,720	4,614
4.95%, 06/15/2028	2,049	1,987
5.00%, 05/15/2050	14,689	12,406
5.15%, 02/01/2043	1,738	1,477
5.15%, 03/15/2045	2,700	2,328
5.25%, 04/15/2029	728	711
5.30%, 04/01/2044	806	698
5.30%, 04/15/2047	2,739	2,382
5.35%, 05/15/2045	3,759	3,285
5.40%, 10/01/2047	24,296	21,413
5.50%, 06/01/2027	1,013	1,008
5.75%, 02/15/2033	8,258	8,312
6.00%, 06/15/2048	2,857	2,709
6.13%, 12/15/2045	800	760

6.25%, 04/15/2049		4,076	3,981
ENI SpA
4.75%, 09/12/2028(1)		4,075	3,978
EnLink Midstream LLC
6.50%, 09/01/2030(1)		4,475	4,470
Enterprise Products Operating LLC
3.30%, 02/15/2053		1,234	881
3.70%, 01/31/2051		1,429	1,093
5.10%, 02/15/2045		1,429	1,364
EQT Corp.
3.13%, 05/15/2026(1)		4,583	4,214
3.63%, 05/15/2031(1)		10,071	8,662
3.90%, 10/01/2027		18,223	16,848
5.00%, 01/15/2029		8,555	8,054
5.70%, 04/01/2028		3,666	3,618
7.00%, 02/01/2030		8,104	8,485
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/2034(1)		1,873	1,590
Gazprom PJSC Via Gaz Capital SA
4.95%, 03/23/2027		20,900	15,675
Gazprom PJSC via Gaz Finance Plc
2.95%, 04/15/2025	EUR	15,000	12,276
2.95%, 01/27/2029(1)		$28,600	18,590
3.00%, 06/29/2027		10,000	6,900
Gray Oak Pipeline LLC
2.00%, 09/15/2023(1)		504	500
2.60%, 10/15/2025(1)		532	488
3.45%, 10/15/2027(1)		983	878
Hess Corp.
5.60%, 02/15/2041		5,327	5,097
KazMunayGas National Co. JSC
3.50%, 04/14/2033		351	271
5.38%, 04/24/2030		2,346	2,176
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042		2,609	2,168
5.00%, 03/01/2043		1,186	1,020
5.50%, 03/01/2044		2,520	2,297
Leviathan Bond Ltd.
6.13%, 06/30/2025(1)		5,495	5,353
6.75%, 06/30/2030(1)(18)		33	31
MC Brazil Downstream Trading Sarl
7.25%, 06/30/2031(1)		320	216
NGPL PipeCo LLC
3.25%, 07/15/2031(1)		7,256	5,976
4.88%, 08/15/2027(1)		7,307	6,924
Northwest Pipeline LLC
4.00%, 04/01/2027		5,289	5,026
Occidental Petroleum Corp.
6.45%, 09/15/2036		1,149	1,179
7.88%, 09/15/2031		1,470	1,639
8.50%, 07/15/2027		1,705	1,842
8.88%, 07/15/2030		2,618	3,009
Oleoducto Central SA
4.00%, 07/14/2027(18)		341	299
Ovintiv, Inc.
6.50%, 08/15/2034		11,993	12,019
7.38%, 11/01/2031		1,182	1,268
Pertamina Persero PT
3.10%, 08/27/2030(1)		4,663	4,041
Petrobras Global Finance BV
6.25%, 12/14/2026	GBP	1,100	1,318
Petroleos de Venezuela SA
5.38%, 04/12/2027(6)(7)		$2,052	62
5.50%, 04/12/2037(6)(7)		2,500	88
6.00%, 05/16/2024(6)(7)		2,312	81
6.00%, 11/15/2026(6)(7)		4,600	143
9.00%, 11/17/2023(6)(7)		200	7
9.75%, 05/17/2035(6)(7)		830	29
Petroleos Mexicanos
4.88%, 01/18/2024		374	368
5.50%, 06/27/2044		203	117
5.95%, 01/28/2031		2,268	1,657
6.35%, 02/12/2048		480	290
6.63%, 06/15/2035		1,733	1,208
6.70%, 02/16/2032		30,644	23,299
6.75%, 09/21/2047		12,346	7,752
6.88%, 08/04/2026		1,957	1,828
6.95%, 01/28/2060		3,895	2,429
7.69%, 01/23/2050		1,470	996
8.75%, 06/02/2029		710	643
Plains All American Pipeline LP
3.55%, 12/15/2029		800	705
Plains All American Pipeline LP / PAA Finance Corp.
3.80%, 09/15/2030		4,120	3,656
4.30%, 01/31/2043		1,335	998
Puma International Financing SA
5.00%, 01/24/2026(18)		286	257
5.13%, 10/06/2024(1)		531	522
QatarEnergy

2.25%, 07/12/2031	2,900	2,431
QazaqGaz NC JSC
4.38%, 09/26/2027	600	558
Reliance Industries Ltd.
4.13%, 01/28/2025	250	244
Rio Oil Finance Trust Series 2014-1
9.25%, 07/06/2024	93	93
Rio Oil Finance Trust Series 2014-3
9.75%, 01/06/2027	146	150
Rio Oil Finance Trust Series 2018-1
8.20%, 04/06/2028(1)	403	405
Rockies Express Pipeline LLC
4.95%, 07/15/2029(1)	5,700	5,216
6.88%, 04/15/2040(1)	3,535	3,190
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	7,173	6,818
5.00%, 03/15/2027	1,558	1,534
5.63%, 03/01/2025	15,406	15,345
5.88%, 06/30/2026	12,561	12,664
5.90%, 09/15/2037(1)	1,016	1,031
Southern Gas Corridor CJSC
6.88%, 03/24/2026	1,584	1,608
Southern Natural Gas Co. LLC
4.80%, 03/15/2047(1)	1,000	843
Southwestern Energy Co.
4.75%, 02/01/2032	1,850	1,630
Suncor Energy, Inc.
6.50%, 06/15/2038	708	735
Targa Resources Corp.
5.20%, 07/01/2027	775	761
6.13%, 03/15/2033	7,190	7,347
6.50%, 02/15/2053	953	973
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	2,449	2,117
4.88%, 02/01/2031	9,273	8,570
5.00%, 01/15/2028	5,457	5,208
5.50%, 03/01/2030	2,828	2,722
6.88%, 01/15/2029	488	498
TC PipeLines LP
4.38%, 03/13/2025	3,330	3,234
Texas Eastern Transmission LP
3.50%, 01/15/2028(1)	4,374	4,045
TMS Issuer Sarl
5.78%, 08/23/2032	3,500	3,588
Topaz Solar Farms LLC
4.88%, 09/30/2039(1)	411	376
5.75%, 09/30/2039(1)	3,185	3,123
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	544	483
4.00%, 03/15/2028	3,145	2,960
4.60%, 03/15/2048	3,113	2,646
7.85%, 02/01/2026	3,334	3,491
TransMontaigne Partners LP / TLP Finance Corp.
6.13%, 02/15/2026	5,540	4,790
Transocean Poseidon Ltd.
6.88%, 02/01/2027(1)	3,071	3,029
Var Energi ASA
8.00%, 11/15/2032(1)	11,505	12,172
Variable Energi ASA
7.50%, 01/15/2028(1)	5,135	5,277
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029(1)	3,000	2,621
3.88%, 11/01/2033(1)	7,265	5,949
4.13%, 08/15/2031(1)	3,297	2,835
6.25%, 01/15/2030(1)	4,920	4,880
Viper Energy Partners LP
5.38%, 11/01/2027(1)	1,550	1,488
Western Midstream Operating LP
4.30%, 02/01/2030	1,775	1,594
5.30%, 03/01/2048	5,089	4,248
5.45%, 04/01/2044	1,256	1,061
5.50%, 08/15/2048	940	786
5.50%, 02/01/2050	2,350	1,925
6.15%, 04/01/2033	1,320	1,330
Williams Companies, Inc.
2.60%, 03/15/2031	4,619	3,828
3.50%, 10/15/2051	1,016	701
5.75%, 06/24/2044	514	501
YPF SA
7.00%, 09/30/2033(4)(18)	208	155
7.00%, 12/15/2047(1)	164	112

Total Energy		767,294

Financials – 11.46%
AerCap Ireland Capital DAC
3.00%, 10/29/2028	43,843	37,909
3.30%, 01/30/2032	11,692	9,565
3.50%, 01/15/2025	958	917
3.65%, 07/21/2027	200	183
3.88%, 01/23/2028	10,445	9,603

5.75%, 06/06/2028	971	963
6.50%, 07/15/2025	250	251
Air Lease Corp.
3.00%, 02/01/2030	4,635	3,876
3.13%, 12/01/2030	6,675	5,560
3.25%, 10/01/2029	1,245	1,077
3.38%, 07/01/2025	5,355	5,075
3.88%, 07/03/2023	4,000	4,000
4.63%, 10/01/2028	30	28
5.85%, 12/15/2027	9,015	9,003
Aircastle Ltd.
4.13%, 05/01/2024	5,440	5,293
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	253	240
3.95%, 01/15/2028	364	339
4.70%, 07/01/2030	42	40
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 10/15/2027(1)	1,000	940
Ally Financial, Inc.
2.20%, 11/02/2028	4,235	3,380
4.63%, 03/30/2025	11,750	11,311
5.75%, 11/20/2025	3,260	3,140
8.00%, 11/01/2031	8,450	8,772
American Assets Trust LP
3.38%, 02/01/2031	10,870	8,494
American Express Co.
2.55%, 03/04/2027	10,180	9,268
American Homes 4 Rent LP
2.38%, 07/15/2031	1,690	1,342
3.38%, 07/15/2051	3,567	2,331
3.63%, 04/15/2032	5,685	4,913
4.30%, 04/15/2052	1,578	1,229
American Tower Corp.
1.88%, 10/15/2030	3,573	2,819
2.10%, 06/15/2030	15,907	12,845
2.30%, 09/15/2031	18,676	14,857
2.70%, 04/15/2031	14,389	11,932
3.80%, 08/15/2029	3,240	2,956
3.95%, 03/15/2029	4,407	4,061
5.50%, 03/15/2028	8,760	8,699
5.55%, 07/15/2033	7,474	7,525
5.65%, 03/15/2033	10,453	10,600
AmFam Holdings, Inc.
2.81%, 03/11/2031(1)	5,500	4,107
Antares Holdings LP
2.75%, 01/15/2027(1)	8,970	7,370
3.75%, 07/15/2027(1)	20,265	16,954
Aon Corp.
2.80%, 05/15/2030	6,979	6,040
4.50%, 12/15/2028	602	579
Aon Corp. / Aon Global Holdings Plc
2.05%, 08/23/2031	1,542	1,230
2.60%, 12/02/2031	10,260	8,449
3.90%, 02/28/2052	1,262	990
5.35%, 02/28/2033	6,436	6,483
Ares Capital Corp.
2.88%, 06/15/2028	8,315	6,876
3.20%, 11/15/2031	18,865	14,461
Arthur J Gallagher & Co.
3.05%, 03/09/2052	1,995	1,271
5.75%, 03/02/2053	735	739
ASG Finance Designated Activity Co.
7.88%, 12/03/2024(1)	493	477
Athene Global Funding
1.61%, 06/29/2026(1)	9,100	7,783
1.72%, 01/07/2025(1)	27,575	25,518
1.99%, 08/19/2028(1)	12,230	9,814
2.55%, 11/19/2030(1)	3,300	2,555
2.72%, 01/07/2029(1)	3,800	3,095
3.21%, 03/08/2027(1)	5,070	4,536
5.79% (SOFR + 0.70%), 05/24/2024(1)(2)	10,525	10,424
Athene Holding Ltd.
3.50%, 01/15/2031	1,835	1,516
4.13%, 01/12/2028	11,630	10,608
Aviation Capital Group LLC
1.95%, 01/30/2026(1)	5,720	5,095
4.88%, 10/01/2025(1)	2,789	2,661
5.50%, 12/15/2024(1)	3,900	3,817
6.25%, 04/15/2028(1)	3,810	3,801
6.38%, 07/15/2030(1)	10,175	10,090
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027(1)	35,158	29,642
2.75%, 02/21/2028(1)	6,105	5,143
2.88%, 02/15/2025(1)	3,919	3,645
3.25%, 02/15/2027(1)	1,791	1,596
3.95%, 07/01/2024(1)	1,634	1,585
4.25%, 04/15/2026(1)	515	480
4.38%, 05/01/2026(1)	886	828
5.50%, 01/15/2026(1)	1,069	1,036

Banco Mercantil del Norte SA
5.88% (5 Year CMT Index + 4.64%), 01/24/2172(1)(2)	500	426
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/2025(1)	5,395	5,337
Banco Santander SA
0.70% (1 Year CMT Index + 0.45%), 06/30/2024(2)	19,200	19,094
1.72% (1 Year CMT Index + 0.90%), 09/14/2027(2)	1,800	1,563
2.75%, 12/03/2030	3,200	2,508
3.49%, 05/28/2030	800	697
5.18%, 11/19/2025	2,400	2,331
Bank of America Corp.
1.66% (SOFR + 0.91%), 03/11/2027(2)	40,757	36,676
1.73% (SOFR + 0.96%), 07/22/2027(2)	40,854	36,473
1.90% (SOFR + 1.53%), 07/23/2031(2)	3,918	3,120
1.92% (SOFR + 1.37%), 10/24/2031(2)	8,009	6,340
2.09% (SOFR + 1.06%), 06/14/2029(2)	19,260	16,432
2.30% (SOFR + 1.22%), 07/21/2032(2)	8,323	6,656
2.48% (5 Year CMT Index + 1.20%), 09/21/2036(2)	11,315	8,656
2.50% (3 Month Term SOFR + 1.25%), 02/13/2031(2)	8,466	7,088
2.57% (SOFR + 1.21%), 10/20/2032(2)	8,673	7,064
2.59% (SOFR + 2.15%), 04/29/2031(2)	25,162	21,124
2.65% (SOFR + 1.22%), 03/11/2032(2)	7,385	6,117
2.69% (SOFR + 1.32%), 04/22/2032(2)	10,720	8,884
2.88% (3 Month Term SOFR + 1.45%), 10/22/2030(2)	295	254
2.97% (SOFR + 1.33%), 02/04/2033(2)	13,306	11,092
3.19% (3 Month Term SOFR + 1.44%), 07/23/2030(2)	596	525
3.42% (3 Month Term SOFR + 1.30%), 12/20/2028(2)	4,766	4,371
3.71% (3 Month Term SOFR + 1.77%), 04/24/2028(2)	33	31
3.97% (3 Month Term SOFR + 1.33%), 03/05/2029(2)	5,036	4,715
4.18%, 11/25/2027	16,659	15,826
4.25%, 10/22/2026	13,040	12,586
4.27% (3 Month Term SOFR + 1.57%), 07/23/2029(2)	5,139	4,876
4.45%, 03/03/2026	855	831
4.57% (SOFR + 1.83%), 04/27/2033(2)	16,024	15,066
5.20% (SOFR + 1.63%), 04/25/2029(2)	13,970	13,817
5.29% (SOFR + 1.91%), 04/25/2034(2)	3,320	3,289
Barclays Plc
2.28% (1 Year CMT Index + 1.05%), 11/24/2027(2)	25,615	22,533
2.85% (SOFR + 2.71%), 05/07/2026(2)	1,840	1,723
3.56% (5 Year CMT Index + 2.90%), 09/23/2035(2)	45,920	36,337
3.93% (3 Month LIBOR USD + 1.61%), 05/07/2025(2)	5,648	5,520
4.38%, 01/12/2026	2,670	2,565
4.38% (5 Year CMT Index + 3.41%), 12/15/2171(2)	10,985	7,463
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029(2)	3,700	3,497
5.09% (3 Month LIBOR USD + 3.05%), 06/20/2030(2)	1,570	1,428
6.22% (SOFR + 2.98%), 05/09/2034(2)	12,439	12,390
7.44% (1 Year CMT Index + 3.50%), 11/02/2033(2)	4,467	4,833
Barings BDC, Inc.
3.30%, 11/23/2026	8,585	7,479
BBVA Bancomer SA
1.88%, 09/18/2025(1)	6,755	6,215
Blackstone Secured Lending Fund
2.13%, 02/15/2027	21,770	18,381
BNP Paribas SA
1.32% (SOFR + 1.00%), 01/13/2027(1)(2)	6,822	6,050
1.68% (SOFR + 0.91%), 06/30/2027(1)(2)	17,105	15,077
2.16% (SOFR + 1.22%), 09/15/2029(1)(2)	1,585	1,320
2.59% (SOFR + 1.23%), 01/20/2028(1)(2)	15,155	13,544
Brixmor Operating Partnership LP
2.25%, 04/01/2028	925	777
3.85%, 02/01/2025	1,035	990
3.90%, 03/15/2027	2,430	2,234
4.05%, 07/01/2030	2,337	2,106
4.13%, 06/15/2026	1,967	1,837
4.13%, 05/15/2029	4,342	3,873
Brookfield Finance I UK Plc / Brookfield Finance, Inc.
2.34%, 01/30/2032	14,500	11,290
CaixaBank SA
6.21% (SOFR + 2.70%), 01/18/2029(1)(2)	4,300	4,289
Capital One Financial Corp.
3.27% (SOFR + 1.79%), 03/01/2030(2)	14,270	12,116
5.82% (SOFR + 2.60%), 02/01/2034(2)	4,298	4,101
6.38% (SOFR + 2.86%), 06/08/2034(2)	2,090	2,075
Charles Schwab Corp.
4.00% (5 Year CMT Index + 3.17%), 06/01/2171(2)	10,400	8,453
4.00% (10 Year CMT Index + 3.08%), 03/01/2172(2)	5,700	4,160
CIFI Holdings Group Co. Ltd.
4.45%, 08/17/2026	300	33
6.00%, 07/16/2025	1,755	190
6.45%, 11/07/2024	660	73
Citigroup, Inc.
0.98% (SOFR + 0.67%), 05/01/2025(2)	800	766
1.46% (SOFR + 0.77%), 06/09/2027(2)	19,055	16,922
2.52% (SOFR + 1.18%), 11/03/2032(2)	8,130	6,550
2.56% (SOFR + 1.17%), 05/01/2032(2)	14,459	11,806
2.57% (SOFR + 2.11%), 06/03/2031(2)	6,732	5,617
2.98% (SOFR + 1.42%), 11/05/2030(2)	2,380	2,062
3.06% (SOFR + 1.35%), 01/25/2033(2)	18,848	15,736
3.07% (SOFR + 1.28%), 02/24/2028(2)	2,490	2,291

3.11% (SOFR + 2.84%), 04/08/2026(2)		1,756	1,676
4.08% (3 Month Term SOFR + 1.45%), 04/23/2029(2)		1,315	1,238
4.13%, 07/25/2028		1,675	1,579
4.41% (SOFR + 3.91%), 03/31/2031(2)		25,365	23,850
CNO Financial Group, Inc.
5.25%, 05/30/2025		580	570
5.25%, 05/30/2029		3,840	3,633
Corporate Office Properties LP
2.75%, 04/15/2031		1,555	1,182
Country Garden Holdings Co. Ltd.
2.70%, 07/12/2026		500	149
3.30%, 01/12/2031		4,895	1,319
3.88%, 10/22/2030		300	84
Credit Agricole SA
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033(1)(2)		21,168	18,845
4.38%, 03/17/2025(1)		1,717	1,654
Credit Suisse AG
0.50%, 02/02/2024		902	868
3.70%, 02/21/2025		17,634	16,851
5.00%, 07/09/2027		3,593	3,469
7.50%, 02/15/2028		51,881	55,108
7.95%, 01/09/2025		3,288	3,355
Credit Suisse Group AG
3.63%, 09/09/2024		5,216	5,023
4.75%, 08/09/2024		858	839
6.50%, 08/08/2023(1)		1,400	1,390
Credit Suisse USA, Inc.
7.13%, 07/15/2032		1,331	1,474
Crown Castle, Inc.
2.10%, 04/01/2031		9,453	7,561
2.25%, 01/15/2031		3,949	3,219
2.50%, 07/15/2031		3,665	3,011
3.10%, 11/15/2029		2,341	2,038
3.25%, 01/15/2051		1,090	743
3.30%, 07/01/2030		8,362	7,386
4.30%, 02/15/2029		14,556	13,686
5.10%, 05/01/2033		18,136	17,822
CTP NV
1.25%, 06/21/2029	EUR	300	236
Danske Bank
3.24% (3 Month LIBOR USD + 1.59%), 12/20/2025(1)(2)		$4,479	4,252
5.38%, 01/12/2024(1)		7,143	7,101
Deutsche Bank AG
0.96%, 11/08/2023		20,885	20,465
1.75% (3 Month EURIBOR + 2.05%), 11/19/2030(2)(11)	EUR	800	689
2.13% (SOFR + 1.87%), 11/24/2026(2)(18)		$900	801
2.22% (SOFR + 2.16%), 09/18/2024(2)		4,895	4,833
2.31% (SOFR + 1.22%), 11/16/2027(2)		1,206	1,036
3.04% (SOFR + 1.72%), 05/28/2032(2)(18)		3,300	2,599
3.55% (SOFR + 3.04%), 09/18/2031(2)		16,820	13,969
3.73% (SOFR + 2.76%), 01/14/2032(2)		5,330	4,031
3.96% (SOFR + 2.58%), 11/26/2025(2)		6,012	5,732
5.37%, 09/09/2027		4,852	4,771
6.72% (SOFR + 3.18%), 01/18/2029(2)		3,850	3,855
Discover Bank
2.45%, 09/12/2024		1,310	1,241
2.70%, 02/06/2030		949	766
4.65%, 09/13/2028		891	827
Discover Financial Services
3.95%, 11/06/2024		6,058	5,838
4.10%, 02/09/2027		6,102	5,661
DNB Bank ASA
1.61% (1 Year CMT Index + 0.68%), 03/30/2028(1)(2)		15,397	13,283
EPR Properties
4.75%, 12/15/2026		140	127
4.95%, 04/15/2028		414	370
Equinix, Inc.
2.15%, 07/15/2030		24,207	19,563
3.20%, 11/18/2029		11,179	9,814
Equitable Financial Life Global Funding
1.70%, 11/12/2026(1)		1,055	920
1.80%, 03/08/2028(1)		7,665	6,464
Essential Properties LP
2.95%, 07/15/2031		2,800	2,098
Extra Space Storage LP
2.35%, 03/15/2032		2,585	2,020
2.55%, 06/01/2031		3,085	2,495
3.90%, 04/01/2029		4,655	4,240
5.50%, 07/01/2030		1,280	1,269
Farmers Exchange Capital II
6.15% (3 Month LIBOR USD + 3.74%), 11/01/2053(1)(2)		3,860	3,749
Farmers Exchange Capital III
5.45% (3 Month LIBOR USD + 3.45%), 10/15/2054(1)(2)		8,000	7,034
Farmers Insurance Exchange
4.75% (3 Month LIBOR USD + 3.23%), 11/01/2057(1)(2)		3,000	2,351
8.63%, 05/01/2024(1)		4,480	4,511
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/2025(1)		2,360	2,295
Fidelity National Financial, Inc.

2.45%, 03/15/2031	6,840	5,358
3.40%, 06/15/2030	5,874	5,129
4.50%, 08/15/2028	15,455	14,685
Fifth Third Bancorp
2.55%, 05/05/2027	1,020	901
First American Financial Corp.
2.40%, 08/15/2031	6,800	5,171
FS KKR Capital Corp.
3.13%, 10/12/2028	2,340	1,905
Gaci First Investment Co.
4.75%, 02/14/2030	510	500
5.00%, 10/13/2027	587	584
5.25%, 10/13/2032	540	549
GGAM Finance Ltd.
8.00%, 06/15/2028(1)	4,697	4,699
Global Atlantic Finance Co.
4.40%, 10/15/2029(1)	2,987	2,519
Global Bank Corp.
5.25% (3 Month LIBOR USD + 3.30%), 04/16/2029(2)	200	182
GLP Capital LP / GLP Financing II, Inc.
3.25%, 01/15/2032	10,298	8,315
4.00%, 01/15/2030	10,945	9,486
4.00%, 01/15/2031	1,050	908
5.25%, 06/01/2025	239	234
5.30%, 01/15/2029	6,339	6,036
5.38%, 04/15/2026	4,965	4,860
5.75%, 06/01/2028	15,441	15,107
Goldman Sachs Group, Inc.
0.66% (SOFR + 0.51%), 09/10/2024(2)	6,303	6,232
1.22%, 12/06/2023	20,000	19,615
1.43% (SOFR + 0.80%), 03/09/2027(2)	35,615	31,822
1.54% (SOFR + 0.82%), 09/10/2027(2)	13,410	11,786
1.95% (SOFR + 0.91%), 10/21/2027(2)	20,405	18,151
1.99% (SOFR + 1.09%), 01/27/2032(2)	4,050	3,188
2.38% (SOFR + 1.25%), 07/21/2032(2)	20,118	16,114
2.62% (SOFR + 1.28%), 04/22/2032(2)	3,899	3,198
2.65% (SOFR + 1.26%), 10/21/2032(2)	11,963	9,751
3.27% (3 Month Term SOFR + 1.46%), 09/29/2025(2)	6,686	6,460
3.50%, 04/01/2025	4,424	4,250
4.48% (SOFR + 1.73%), 08/23/2028(2)	6,325	6,115
Guardian Life Global Funding
1.63%, 09/16/2028(1)	5,000	4,193
Hartford Financial Services Group, Inc.
5.95%, 10/15/2036	739	757
Healthcare Realty Holdings LP
2.00%, 03/15/2031	7,380	5,666
2.05%, 03/15/2031	1,183	887
2.40%, 03/15/2030	2,955	2,339
3.10%, 02/15/2030	4,831	4,138
3.50%, 08/01/2026	2,000	1,840
3.63%, 01/15/2028	1,092	966
Healthpeak OP LLC
2.88%, 01/15/2031	1,980	1,672
3.40%, 02/01/2025	160	154
3.50%, 07/15/2029	231	207
Highwoods Realty LP
4.13%, 03/15/2028	358	313
HSBC Holdings Plc
1.59% (SOFR + 1.29%), 05/24/2027(2)	10,490	9,258
1.65% (SOFR + 1.54%), 04/18/2026(2)	2,982	2,747
2.01% (SOFR + 1.73%), 09/22/2028(2)	26,400	22,622
2.10% (SOFR + 1.93%), 06/04/2026(2)	5,008	4,634
2.21% (SOFR + 1.29%), 08/17/2029(2)	17,585	14,711
2.36% (SOFR + 1.95%), 08/18/2031(2)	2,300	1,836
2.80% (SOFR + 1.19%), 05/24/2032(2)	11,365	9,192
2.85% (SOFR + 2.39%), 06/04/2031(2)	34,320	28,470
2.87% (SOFR + 1.41%), 11/22/2032(2)	40,000	32,251
3.97% (3 Month Term SOFR + 1.87%), 05/22/2030(2)	13,200	11,853
4.58% (3 Month Term SOFR + 1.80%), 06/19/2029(2)	3,200	3,011
4.76% (SOFR + 2.11%), 06/09/2028(2)	2,075	1,994
6.16% (SOFR + 1.97%), 03/09/2029(2)	12,000	12,102
6.33% (SOFR + 2.65%), 03/09/2044(2)	4,320	4,478
Hudson Pacific Properties LP
3.25%, 01/15/2030	1,942	1,229
3.95%, 11/01/2027	12,527	9,111
4.65%, 04/01/2029	905	639
5.95%, 02/15/2028	1,600	1,272
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.38%, 02/01/2029	1,265	994
5.25%, 05/15/2027	3,058	2,637
6.25%, 05/15/2026	3,000	2,730
6.38%, 12/15/2025	1,058	984
Intercontinental Exchange, Inc.
1.85%, 09/15/2032	21,260	16,388
2.10%, 06/15/2030	3,955	3,310
Intesa Sanpaolo SpA
6.63%, 06/20/2033(1)	6,140	6,117
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031	9,736	7,459

2.30%, 11/15/2028	1,475	1,254
Jane Street Group / JSG Finance, Inc.
4.50%, 11/15/2029(1)	3,000	2,581
Jefferies Financial Group, Inc.
4.85%, 01/15/2027	1,500	1,469
6.25%, 01/15/2036	1,430	1,458
6.45%, 06/08/2027	3,660	3,779
6.50%, 01/20/2043	1,125	1,126
JP Morgan Chase & Co.
0.97% (3 Month Term SOFR + 0.58%), 06/23/2025(2)	35,140	33,355
1.04% (3 Month Term SOFR + 0.70%), 02/04/2027(2)	3,799	3,383
1.47% (SOFR + 0.77%), 09/22/2027(2)	8,340	7,363
1.58% (SOFR + 0.89%), 04/22/2027(2)	23,223	20,859
1.76% (3 Month Term SOFR + 1.11%), 11/19/2031(2)	2,252	1,782
1.95% (SOFR + 1.07%), 02/04/2032(2)	5,064	4,035
2.07% (SOFR + 1.02%), 06/01/2029(2)	1,210	1,038
2.18% (SOFR + 1.89%), 06/01/2028(2)	2,402	2,135
2.52% (SOFR + 2.04%), 04/22/2031(2)	10,031	8,485
2.55% (SOFR + 1.18%), 11/08/2032(2)	8,369	6,857
2.58% (3 Month Term SOFR + 1.25%), 04/22/2032(2)	6,326	5,254
2.74% (3 Month Term SOFR + 1.51%), 10/15/2030(2)	6,869	5,917
2.95% (SOFR + 1.17%), 02/24/2028(2)	8,895	8,167
2.96% (3 Month Term SOFR + 2.52%), 05/13/2031(2)	4,470	3,833
2.96% (SOFR + 1.26%), 01/25/2033(2)	19,902	16,766
4.01% (3 Month Term SOFR + 1.38%), 04/23/2029(2)	2,740	2,580
4.49% (3 Month Term SOFR + 3.79%), 03/24/2031(2)	13,825	13,290
JPMorgan Chase & Co.
0.82% (3 Month Term SOFR + 0.54%), 06/01/2025(2)	5,635	5,357
4.57% (SOFR + 1.75%), 06/14/2030(2)	2,957	2,841
Kilroy Realty LP
2.65%, 11/15/2033	120	81
Kimco Realty OP LLC
3.25%, 08/15/2026	1,665	1,540
Life Storage LP
2.20%, 10/15/2030	4,425	3,540
2.40%, 10/15/2031	8,544	6,769
3.88%, 12/15/2027	2,475	2,297
Lloyds Banking Group Plc
1.63% (1 Year CMT Index + 0.85%), 05/11/2027(2)	14,105	12,476
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028(2)	420	380
3.87% (1 Year CMT Index + 3.50%), 07/09/2025(2)	1,675	1,631
4.45%, 05/08/2025	3,665	3,551
4.98% (1 Year CMT Index + 2.30%), 08/11/2033(2)	12,190	11,403
Logan Group Co. Ltd.
4.25%, 07/12/2025	2,205	209
4.85%, 12/14/2026	2,995	283
LSEGA Financing Plc
2.00%, 04/06/2028(1)	6,811	5,838
LXP Industrial Trust
2.38%, 10/01/2031	2,050	1,560
Macquarie Group Ltd.
1.34% (SOFR + 1.07%), 01/12/2027(1)(2)	10,480	9,328
2.87% (SOFR + 1.53%), 01/14/2033(1)(2)	14,785	11,808
4.44% (SOFR + 2.41%), 06/21/2033(1)(2)	6,445	5,747
MAF Global Securities Ltd.
6.38% (5 Year CMT Index + 3.54%), 09/20/2171(2)(18)	200	194
Marsh & McLennan Companies, Inc.
2.25%, 11/15/2030	697	579
5.45%, 03/15/2053	1,547	1,574
5.75%, 11/01/2032	2,000	2,102
Metropolitan Life Global Funding I
5.15%, 03/28/2033(1)	5,610	5,548
Morgan Stanley
0.00%, 04/02/2032(4)(18)	14,800	9,212
1.16% (SOFR + 0.56%), 10/21/2025(2)	29,255	27,342
1.51% (SOFR + 0.86%), 07/20/2027(2)	3,292	2,917
1.59% (SOFR + 0.88%), 05/04/2027(2)	12,593	11,273
1.79% (SOFR + 1.03%), 02/13/2032(2)	11,113	8,620
1.93% (SOFR + 1.02%), 04/28/2032(2)	5,519	4,308
2.24% (SOFR + 1.18%), 07/21/2032(2)	29,672	23,583
2.48% (SOFR + 1.00%), 01/21/2028(2)	22,470	20,278
2.48% (SOFR + 1.36%), 09/16/2036(2)	6,600	5,008
2.51% (SOFR + 1.20%), 10/20/2032(2)	3,577	2,889
2.70% (SOFR + 1.14%), 01/22/2031(2)	11,308	9,617
2.72% (SOFR + 1.15%), 07/22/2025(2)	2,177	2,099
2.94% (SOFR + 1.29%), 01/21/2033(2)	8,924	7,418
3.22% (SOFR + 1.49%), 04/22/2042(2)	751	569
3.95%, 04/23/2027	6,690	6,334
4.43% (3 Month Term SOFR + 1.89%), 01/23/2030(2)	1,771	1,685
4.89% (SOFR + 2.08%), 07/20/2033(2)	738	710
5.16% (SOFR + 1.59%), 04/20/2029(2)	30,101	29,733
5.25% (SOFR + 1.87%), 04/21/2034(2)	23,136	22,846
5.95% (5 Year CMT Index + 2.43%), 01/19/2038(2)	2,945	2,907
6.34% (SOFR + 2.56%), 10/18/2033(2)	7,049	7,499
Morgan Stanley Bank N.A.
4.75%, 04/21/2026	5,520	5,439
Nasdaq, Inc.
5.55%, 02/15/2034	4,773	4,792
6.10%, 06/28/2063	1,595	1,631

National General Holdings Corp.
6.75%, 05/15/2024(1)	12,910	12,826
Nationwide Building Society
0.55%, 01/22/2024(1)	16,400	15,916
3.96% (3 Month LIBOR USD + 1.86%), 07/18/2030(1)(2)	5,650	5,013
4.30% (3 Month LIBOR USD + 1.45%), 03/08/2029(1)(2)	8,600	7,967
4.36% (3 Month LIBOR USD + 1.39%), 08/01/2024(1)(2)	4,000	3,992
Nationwide Mutual Insurance Co.
7.84% (3 Month LIBOR USD + 2.29%), 12/15/2024(1)(2)	6,180	6,174
Natwest Group Plc
4.27% (3 Month LIBOR USD + 1.76%), 03/22/2025(2)	26,116	25,653
NatWest Group Plc
1.64% (1 Year CMT Index + 0.90%), 06/14/2027(2)	12,170	10,710
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(2)	4,390	4,035
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(2)	2,900	2,759
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(2)	6,600	6,295
5.52% (1 Year CMT Index + 2.27%), 09/30/2028(2)	5,115	5,014
New York Life Global Funding
2.35%, 07/14/2026(1)	1,000	919
New York Life Insurance Co.
3.75%, 05/15/2050(1)	2,736	2,090
NNN REIT, Inc.
3.00%, 04/15/2052	687	418
3.10%, 04/15/2050	1,139	703
4.80%, 10/15/2048	1,354	1,114
Nomura Holdings, Inc.
2.17%, 07/14/2028	19,200	16,198
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/2051(1)	2,420	1,727
Oaktree Specialty Lending Corp.
2.70%, 01/15/2027	5,520	4,762
Old Republic International Corp.
3.88%, 08/26/2026	5,155	4,850
Owl Rock Capital Corp.
2.63%, 01/15/2027	7,570	6,426
2.88%, 06/11/2028	20,400	16,622
Owl Rock Technology Finance Corp.
2.50%, 01/15/2027	10,635	8,803
Park Aerospace Holdings Ltd.
5.50%, 02/15/2024(1)	1,247	1,233
Physicians Realty LP
2.63%, 11/01/2031	5,885	4,578
PNC Financial Services Group, Inc.
5.07% (SOFR + 1.93%), 01/24/2034(2)	10,718	10,278
5.58% (SOFR + 1.84%), 06/12/2029(2)	4,520	4,499
6.04% (SOFR + 2.14%), 10/28/2033(2)	8,655	8,857
Prologis LP
1.25%, 10/15/2030	670	517
5.13%, 01/15/2034	4,108	4,079
Realty Income Corp.
2.20%, 06/15/2028	1,212	1,049
3.25%, 01/15/2031	809	707
3.40%, 01/15/2028	3,938	3,631
3.95%, 08/15/2027	4,030	3,827
Regency Centers LP
3.70%, 06/15/2030	1,359	1,214
4.13%, 03/15/2028	970	906
Retail Opportunity Investments Partnership LP
4.00%, 12/15/2024	895	857
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.88%, 10/15/2026(1)	8,290	7,337
3.63%, 03/01/2029	4,385	3,685
3.88%, 03/01/2031(1)	29,710	24,091
4.00%, 10/15/2033(1)	29,285	22,908
Sabra Health Care LP
3.20%, 12/01/2031	2,700	2,014
Santander Holdings USA, Inc.
3.24%, 10/05/2026	6,255	5,632
3.50%, 06/07/2024	50	49
Santander UK Group Holdings Plc
1.09% (SOFR + 0.79%), 03/15/2025(2)	25,339	24,276
1.53% (1 Year CMT Index + 1.25%), 08/21/2026(2)	6,242	5,558
1.67% (SOFR + 0.99%), 06/14/2027(2)	11,405	9,826
2.47% (SOFR + 1.22%), 01/11/2028(2)	800	698
2.90% (SOFR + 1.48%), 03/15/2032(2)	24,900	20,136
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028(2)	4,990	4,491
4.80% (3 Month LIBOR USD + 1.57%), 11/15/2024(2)	14,535	14,424
6.53% (SOFR + 2.60%), 01/10/2029(2)	13,600	13,693
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/2049	1,300	65
Shimao Group Holdings Ltd.
3.45%, 01/11/2031	5,645	425
4.60%, 07/13/2030	400	30
4.75%, 07/03/2023(6)(7)	4,359	330
5.20%, 01/16/2027	4,595	348
5.60%, 07/15/2026(6)(7)	3,025	229
6.13%, 02/21/2024	1,275	93
Simon Property Group LP
2.65%, 07/15/2030	3,540	3,007

Sino-Ocean Land Treasure IV Ltd.
4.75%, 08/05/2029		1,725	343
4.75%, 01/14/2030		3,305	659
SiriusPoint Ltd.
4.60%, 11/01/2026(1)		2,520	2,093
SITE Centers Corp.
3.63%, 02/01/2025		1,914	1,801
4.25%, 02/01/2026		2,500	2,342
4.70%, 06/01/2027		8,000	7,316
Societe Generale SA
2.89% (1 Year CMT Index + 1.30%), 06/09/2032(1)(2)		10,400	8,148
3.65% (5 Year CMT Index + 3.00%), 07/08/2035(1)(2)		7,705	6,181
4.25%, 04/14/2025(1)		2,340	2,231
4.75%, 11/24/2025(1)		9,285	8,844
6.69% (1 Year CMT Index + 2.95%), 01/10/2034(1)(2)		19,000	19,343
Standard Chartered Plc
2.68% (1 Year CMT Index + 1.20%), 06/29/2032(1)(2)		52,100	40,742
2.82% (3 Month LIBOR USD + 1.21%), 01/30/2026(1)(2)		3,241	3,056
3.27% (5 Year CMT Index + 2.30%), 02/18/2036(1)(2)		41,220	32,437
4.64% (1 Year CMT Index + 3.85%), 04/01/2031(1)(2)		22,853	21,078
Stewart Information Services Corp.
3.60%, 11/15/2031		14,990	11,509
Stichting AK Rabobank Certificaten
6.50%, 03/29/2170(4)	EUR	3,876	3,923
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/2026		$13,915	13,869
Sunac China Holdings Ltd.
7.00%, 07/09/2025		700	102
Synchrony Bank
5.63%, 08/23/2027		6,350	5,958
Synchrony Financial
4.25%, 08/15/2024		5,145	4,960
4.38%, 03/19/2024		9,540	9,354
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050(1)		3,665	2,535
4.27%, 05/15/2047(1)		515	426
4.38% (3 Month LIBOR USD + 2.66%), 09/15/2054(1)(2)		7,500	7,239
4.90%, 09/15/2044(1)		1,505	1,363
Times China Holdings Ltd.
5.75%, 01/14/2027		5,214	346
6.20%, 03/22/2026		1,950	129
6.75%, 07/08/2025		1,715	113
U.S. Bancorp
4.84% (SOFR + 1.60%), 02/01/2034(2)		17,236	16,099
5.84% (SOFR + 2.26%), 06/12/2034(2)		5,230	5,268
5.85% (SOFR + 2.09%), 10/21/2033(2)		8,795	8,807
UBS Group AG
1.31% (SOFR + 0.98%), 02/02/2027(1)(2)		24,465	21,374
1.49% (1 Year CMT Index + 0.85%), 08/10/2027(1)(2)		2,725	2,340
2.13% (UK Government Bonds 1 Year Note Generic Bid Yield + 1.55%), 11/15/2029(2)	GBP	600	594
2.19% (SOFR + 2.04%), 06/05/2026(1)(2)		$2,785	2,554
2.59% (SOFR + 1.56%), 09/11/2025(1)(2)		6,725	6,410
2.88% (1 Year Swap Rate EUR + 1.95%), 04/02/2032(2)	EUR	200	190
3.09% (SOFR + 1.73%), 05/14/2032(1)(2)		$35,005	28,316
3.75%, 03/26/2025		6,396	6,120
3.87% (3 Month LIBOR USD + 1.41%), 01/12/2029(1)(2)		3,445	3,114
4.19% (SOFR + 3.73%), 04/01/2031(1)(2)		10,164	9,047
4.28%, 01/09/2028(1)		5,202	4,808
4.55%, 04/17/2026		4,129	3,969
5.96% (1 Year CMT Index + 2.20%), 01/12/2034(1)(2)		13,100	13,031
6.37% (SOFR + 3.34%), 07/15/2026(1)(2)		21,340	21,205
6.44% (SOFR + 3.70%), 08/11/2028(1)(2)		14,337	14,390
6.54% (SOFR + 3.92%), 08/12/2033(1)(2)		63,498	65,047
7.75% (CMS 1 Year Rate EUR + 4.95%), 03/01/2029(2)	EUR	1,800	2,174
9.02% (SOFR + 5.02%), 11/15/2033(1)(2)		$32,831	39,352
UniCredit SpA
1.98% (1 Year CMT Index + 1.20%), 06/03/2027(1)(2)		6,036	5,316
2.57% (1 Year CMT Index + 2.30%), 09/22/2026(1)(2)		2,600	2,347
5.46% (5 Year CMT Index + 4.75%), 06/30/2035(1)(2)		1,930	1,638
7.83%, 12/04/2023(1)		13,400	13,445
Unique Pub Finance Co. Plc
7.40%, 03/28/2024	GBP	843	1,065
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.50%, 02/15/2028(1)		$1,671	1,658
VICI Properties LP
4.95%, 02/15/2030		3,301	3,097
5.13%, 05/15/2032		8,032	7,515
5.63%, 05/15/2052		6,534	5,820
VICI Properties LP / VICI Note Co., Inc.
3.75%, 02/15/2027(1)		7,421	6,808
3.88%, 02/15/2029(1)		13,390	11,751
4.13%, 08/15/2030(1)		5,921	5,213
4.25%, 12/01/2026(1)		15,582	14,577
4.50%, 09/01/2026(1)		11,600	10,959
4.50%, 01/15/2028(1)		2,144	1,970
4.63%, 06/15/2025(1)		8,280	8,001
4.63%, 12/01/2029(1)		9,069	8,233
5.63%, 05/01/2024(1)		6,145	6,107
5.75%, 02/01/2027(1)		6,509	6,370

Voyager Aviation Holdings LLC
8.50%, 05/09/2026(1)		67	52
Wells Fargo & Co.
2.16% (3 Month Term SOFR + 1.01%), 02/11/2026(2)		8,250	7,769
2.39% (SOFR + 2.10%), 06/02/2028(2)		10,769	9,597
2.57% (3 Month Term SOFR + 1.26%), 02/11/2031(2)		4,803	4,067
2.88% (3 Month Term SOFR + 1.43%), 10/30/2030(2)		17,525	15,136
3.20% (3 Month Term SOFR + 1.43%), 06/17/2027(2)		5,739	5,390
3.35% (SOFR + 1.50%), 03/02/2033(2)		37,537	32,126
3.53% (SOFR + 1.51%), 03/24/2028(2)		21,860	20,403
3.58% (3 Month Term SOFR + 1.57%), 05/22/2028(2)		4,315	4,019
4.30%, 07/22/2027		1,344	1,289
4.90% (SOFR + 2.10%), 07/25/2033(2)		8,770	8,412
5.01% (3 Month Term SOFR + 4.50%), 04/04/2051(2)		3,925	3,656
5.39% (SOFR + 2.02%), 04/24/2034(2)		7,756	7,706
Welltower OP LLC
4.00%, 06/01/2025		4,690	4,531
4.50%, 01/15/2024		650	643
Weyerhaeuser Co.
4.00%, 04/15/2030		9,630	8,856
Willis North America, Inc.
5.35%, 05/15/2033		11,665	11,374
WP Carey, Inc.
2.40%, 02/01/2031		2,789	2,242

Total Financials			3,461,577

Government – 0.00%(12)
Asian Development Bank
4.70%, 03/12/2024	MXN	12,200	673
International Finance Corp.
8.00%, 10/09/2023	IDR	9,100,000	610

Total Government			1,283

Industrials – 1.21%
Amcor Finance USA, Inc.
3.63%, 04/28/2026		$12,260	11,590
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc.
5.25%, 08/15/2027(1)		1,320	1,118
5.25%, 08/15/2027(1)		5,681	4,812
Arrow Electronics, Inc.
6.13%, 03/01/2026		9,930	9,906
Artera Services LLC
9.03%, 12/04/2025(1)		6,400	5,600
Avnet, Inc.
5.50%, 06/01/2032		5,440	5,165
BAE Systems Plc
3.40%, 04/15/2030(1)		16,944	15,322
Berry Global, Inc.
1.57%, 01/15/2026		1,353	1,220
1.65%, 01/15/2027		2,340	2,018
4.88%, 07/15/2026(1)		18,610	17,890
Boeing Co.
1.43%, 02/04/2024		16,015	15,590
2.95%, 02/01/2030		2,790	2,425
3.83%, 03/01/2059		840	600
3.95%, 08/01/2059		963	711
4.88%, 05/01/2025		3,005	2,962
5.15%, 05/01/2030		1,535	1,520
5.71%, 05/01/2040		5,651	5,637
5.81%, 05/01/2050		3,700	3,686
5.93%, 05/01/2060		8,003	7,926
Burlington Northern Santa Fe LLC
2.88%, 06/15/2052		1,959	1,339
3.05%, 02/15/2051		1,732	1,227
4.05%, 06/15/2048		1,359	1,164
4.13%, 06/15/2047		638	551
5.05%, 03/01/2041		1,184	1,166
Cemex SAB de CV
3.88%, 07/11/2031(1)		24,365	20,514
5.13% (5 Year CMT Index + 4.53%), 09/08/2171(1)(2)		5,670	5,046
5.20%, 09/17/2030(1)		8,900	8,328
5.45%, 11/19/2029(1)		3,460	3,336
CSX Corp.
3.35%, 09/15/2049		1,944	1,434
4.50%, 03/15/2049		902	806
4.75%, 11/15/2048		1,336	1,236
Embraer Netherlands Finance BV
5.05%, 06/15/2025		1,630	1,606
Flex Ltd.
6.00%, 01/15/2028		4,845	4,920
GATX Corp.
5.45%, 09/15/2033		14,990	14,749
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028		2,516	2,113
3.48%, 12/01/2027		4,418	4,049
4.20%, 05/01/2030		4,419	4,094
IHS Holding Ltd.
5.63%, 11/29/2026		200	174
Jabil, Inc.
1.70%, 04/15/2026		4,870	4,357
3.00%, 01/15/2031		2,470	2,099

Keysight Technologies, Inc.
3.00%, 10/30/2029		5,800	5,080
L3Harris Technologies, Inc.
1.80%, 01/15/2031		4,956	3,922
3.85%, 12/15/2026		811	773
Lockheed Martin Corp.
1.85%, 06/15/2030		2,412	2,007
3.60%, 03/01/2035		4,285	3,830
Mexico City Airport Trust
4.25%, 10/31/2026(18)		374	360
Norfolk Southern Corp.
2.90%, 08/25/2051		799	529
3.05%, 05/15/2050		2,298	1,589
3.16%, 05/15/2055		792	541
3.40%, 11/01/2049		815	600
4.05%, 08/15/2052		2,331	1,918
4.55%, 06/01/2053		1,125	1,016
Northrop Grumman Corp.
3.85%, 04/15/2045		1,857	1,513
4.03%, 10/15/2047		1,906	1,637
4.70%, 03/15/2033		2,054	2,016
4.95%, 03/15/2053		9,102	8,867
5.25%, 05/01/2050		3,459	3,515
OT Merger Corp.
7.88%, 10/15/2029(1)		4,250	2,656
Owens Corning
3.88%, 06/01/2030		612	559
Penske Truck Leasing Co. LP / PTL Finance Corp.
4.20%, 04/01/2027(1)		1,635	1,530
5.70%, 02/01/2028(1)		1,825	1,801
5.88%, 11/15/2027(1)		3,273	3,245
Raytheon Technologies Corp.
2.25%, 07/01/2030		2,106	1,776
2.82%, 09/01/2051		5,524	3,710
3.03%, 03/15/2052		5,174	3,637
3.13%, 07/01/2050		2,460	1,781
3.75%, 11/01/2046		3,132	2,524
4.05%, 05/04/2047		129	110
4.13%, 11/16/2028		10,208	9,832
5.38%, 02/27/2053		1,606	1,668
6.70%, 08/01/2028		1,393	1,495
Republic Services, Inc.
5.00%, 04/01/2034		1,357	1,354
Rolls-Royce Plc
5.75%, 10/15/2027	GBP	1,525	1,794
Ryder System, Inc.
5.25%, 06/01/2028		$3,125	3,086
5.65%, 03/01/2028		3,864	3,866
Sensata Technologies, Inc.
3.75%, 02/15/2031(1)		910	778
Siemens Financieringsmaatschappij NV
2.15%, 03/11/2031(1)		689	575
SMBC Aviation Capital Finance DAC
5.45%, 05/03/2028(1)		9,005	8,883
TD SYNNEX Corp.
1.75%, 08/09/2026		10,725	9,348
Textron, Inc.
2.45%, 03/15/2031		2,171	1,790
3.00%, 06/01/2030		23,695	20,655
3.38%, 03/01/2028		3,699	3,372
3.90%, 09/17/2029		1,871	1,715
TransDigm, Inc.
6.75%, 08/15/2028(1)		3,793	3,807
Transnet SOC Ltd.
8.25%, 02/06/2028(1)		765	743
Trimble, Inc.
6.10%, 03/15/2033		13,375	13,552
Union Pacific Corp.
2.97%, 09/16/2062		4,190	2,728
3.84%, 03/20/2060		1,861	1,480
3.85%, 02/14/2072		1,667	1,281
Waste Management, Inc.
2.95%, 06/01/2041		1,074	796
Waste Pro USA, Inc.
5.50%, 02/15/2026(1)		4,920	4,561
WRKCo, Inc.
3.75%, 03/15/2025		815	784
4.00%, 03/15/2028		1,325	1,233

Total Industrials			364,224

Technology – 1.41%
Amdocs Ltd.
2.54%, 06/15/2030		9,503	7,935
Apple, Inc.
3.85%, 05/04/2043		1,250	1,115
Broadcom, Inc.
2.45%, 02/15/2031(1)		17,505	14,237
2.60%, 02/15/2033(1)		4,450	3,478
3.14%, 11/15/2035(1)		6,380	4,894
3.42%, 04/15/2033(1)		7,160	5,988

3.47%, 04/15/2034(1)	19,707	16,166
4.15%, 11/15/2030	8,850	8,142
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	3,325	2,985
3.25%, 02/15/2029	4,035	3,457
3.28%, 12/01/2028	6,400	5,552
3.57%, 12/01/2031	44,205	37,300
4.25%, 04/01/2028	1,910	1,752
CGI, Inc.
2.30%, 09/14/2031	14,300	11,184
Dell International LLC / EMC Corp.
4.90%, 10/01/2026	5,448	5,409
Entegris Escrow Corp.
4.75%, 04/15/2029(1)	19,155	17,782
Exela Intermediate LLC / Exela Finance, Inc.
11.50%, 07/15/2026(1)	218	20
Fiserv, Inc.
5.60%, 03/02/2033	12,420	12,641
Hewlett Packard Enterprise Co.
5.25%, 07/01/2028	5,048	4,999
Intel Corp.
3.05%, 08/12/2051	891	597
3.20%, 08/12/2061	1,574	1,022
4.88%, 02/10/2028	68	68
5.70%, 02/10/2053	1,350	1,373
KLA Corp.
3.30%, 03/01/2050	1,518	1,138
5.00%, 03/15/2049	1,456	1,413
5.25%, 07/15/2062	683	691
Leidos, Inc.
5.75%, 03/15/2033	11,560	11,484
Marvell Technology, Inc.
2.45%, 04/15/2028	5,625	4,911
2.95%, 04/15/2031	4,805	4,028
Micron Technology, Inc.
4.19%, 02/15/2027	5,359	5,134
4.66%, 02/15/2030	15,005	14,149
5.33%, 02/06/2029	6,490	6,390
5.88%, 02/09/2033	10,870	10,816
5.88%, 09/15/2033	33,485	33,181
6.75%, 11/01/2029	3,435	3,571
MSCI, Inc.
3.25%, 08/15/2033(1)	2,591	2,087
3.63%, 11/01/2031(1)	855	730
4.00%, 11/15/2029(1)	2,750	2,489
NCR Corp.
5.13%, 04/15/2029(1)	3,000	2,656
5.25%, 10/01/2030(1)	3,500	3,043
NXP BV
5.35%, 03/01/2026	2,223	2,208
NXP BV / NXP USA, Inc.
2.70%, 05/01/2025	169	160
3.15%, 05/01/2027	5,302	4,868
3.40%, 05/01/2030	2,076	1,837
4.30%, 06/18/2029	5,057	4,766
4.40%, 06/01/2027	1,715	1,658
Open Text Corp.
6.90%, 12/01/2027(1)	6,455	6,571
Oracle Corp.
2.80%, 04/01/2027	2,410	2,215
3.60%, 04/01/2040	13,491	10,437
3.60%, 04/01/2050	17,540	12,533
3.80%, 11/15/2037	937	766
3.85%, 07/15/2036	6,000	5,008
3.85%, 04/01/2060	5,972	4,209
3.95%, 03/25/2051	12,429	9,398
4.00%, 07/15/2046	8,933	6,866
4.00%, 11/15/2047	4,860	3,742
4.10%, 03/25/2061(18)	8,100	5,977
4.13%, 05/15/2045	8,420	6,598
4.50%, 07/08/2044	6,113	5,109
6.15%, 11/09/2029	8,005	8,338
6.25%, 11/09/2032	2,500	2,654
6.50%, 04/15/2038	6,215	6,617
6.90%, 11/09/2052	4,295	4,821
QUALCOMM, Inc.
4.50%, 05/20/2052	2,270	2,065
Seagate HDD Cayman
4.09%, 06/01/2029	365	321
9.63%, 12/01/2032(1)	746	823
SK Hynix, Inc.
6.38%, 01/17/2028(1)	2,810	2,822
Skyworks Solutions, Inc.
1.80%, 06/01/2026	1,340	1,197
Take-Two Interactive Software, Inc.
4.00%, 04/14/2032	1,448	1,326
TSMC Global Ltd.
1.00%, 09/28/2027(1)	661	560
VMware, Inc.

1.80%, 08/15/2028	704	590
2.20%, 08/15/2031	12,754	10,022
Western Digital Corp.
2.85%, 02/01/2029	4,080	3,260
4.75%, 02/15/2026	8,800	8,382

Total Technology		424,731

Utilities – 2.14%
AEP Texas, Inc.
2.10%, 07/01/2030	671	548
3.45%, 01/15/2050	2,254	1,617
3.80%, 10/01/2047	869	657
3.95%, 06/01/2028	2,112	1,982
5.25%, 05/15/2052	2,202	2,077
5.40%, 06/01/2033	4,233	4,211
AEP Transmission Co. LLC
2.75%, 08/15/2051	1,644	1,060
3.15%, 09/15/2049	1,098	781
3.65%, 04/01/2050	897	697
3.80%, 06/15/2049	1,494	1,193
4.50%, 06/15/2052	3,654	3,268
AES Corp.
2.45%, 01/15/2031	4,485	3,625
3.95%, 07/15/2030(1)	2,040	1,829
Alabama Power Co.
3.13%, 07/15/2051	1,108	766
3.45%, 10/01/2049	856	626
3.75%, 03/01/2045	1,569	1,233
4.30%, 01/02/2046	895	752
4.30%, 07/15/2048	800	681
Alliant Energy Finance LLC
1.40%, 03/15/2026(1)	925	818
Ameren Illinois Co.
3.25%, 03/15/2050	720	526
5.90%, 12/01/2052	692	754
American Electric Power Co., Inc.
5.95%, 11/01/2032	1,350	1,408
American Transmission Systems, Inc.
2.65%, 01/15/2032(1)	10,922	9,032
American Water Capital Corp.
4.15%, 06/01/2049	1,425	1,193
Arizona Public Service Co.
3.35%, 05/15/2050	3,522	2,429
5.55%, 08/01/2033	7,110	7,115
Atmos Energy Corp.
5.75%, 10/15/2052	536	567
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	1,333	889
3.20%, 09/15/2049	864	626
3.75%, 08/15/2047	1,765	1,378
4.55%, 06/01/2052	1,960	1,743
5.40%, 06/01/2053	8,750	8,889
Black Hills Corp.
4.35%, 05/01/2033	6,250	5,567
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051	1,097	818
3.60%, 03/01/2052	1,205	935
4.95%, 04/01/2033	4,338	4,330
CenterPoint Energy Resources Corp.
5.25%, 03/01/2028	2,206	2,205
Cleco Power LLC
6.00%, 12/01/2040	1,000	966
Comision Federal de Electricidad
4.88%, 01/15/2024(18)	374	371
Commonwealth Edison Co.
3.13%, 03/15/2051	2,610	1,829
3.20%, 11/15/2049	861	616
3.85%, 03/15/2052	805	643
4.35%, 11/15/2045	822	716
Connecticut Light & Power Co.
4.90%, 07/01/2033	2,606	2,592
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	1,051	728
3.85%, 06/15/2046	773	598
4.63%, 12/01/2054	1,424	1,222
6.15%, 11/15/2052	681	749
Consumers Energy Co.
2.65%, 08/15/2052	950	609
3.10%, 08/15/2050	744	526
3.75%, 02/15/2050	1,633	1,300
4.20%, 09/01/2052	4,282	3,664
DTE Electric Co.
3.25%, 04/01/2051	1,541	1,115
3.75%, 08/15/2047	1,237	972
3.95%, 03/01/2049	1,703	1,399
4.05%, 05/15/2048	558	463
5.40%, 04/01/2053	1,460	1,507
Duke Energy Carolinas LLC
2.45%, 02/01/2030	530	456
2.55%, 04/15/2031	3,610	3,063

2.85%, 03/15/2032	1,652	1,404
3.45%, 04/15/2051	3,353	2,450
3.70%, 12/01/2047	2,500	1,959
3.88%, 03/15/2046	4,803	3,825
3.95%, 03/15/2048	1,542	1,256
4.25%, 12/15/2041	1,650	1,428
5.35%, 01/15/2053	1,482	1,501
5.40%, 01/15/2054	735	749
Duke Energy Corp.
4.30%, 03/15/2028	623	598
Duke Energy Florida LLC
1.75%, 06/15/2030	3,663	2,980
3.00%, 12/15/2051	865	593
3.80%, 07/15/2028	1,822	1,734
5.95%, 11/15/2052	4,775	5,201
Duke Energy Ohio, Inc.
4.30%, 02/01/2049	715	598
Duke Energy Progress LLC
2.50%, 08/15/2050	1,900	1,179
3.45%, 03/15/2029	2,533	2,322
3.60%, 09/15/2047	1,135	869
4.00%, 04/01/2052	1,539	1,246
4.10%, 03/15/2043	900	755
4.20%, 08/15/2045	1,000	832
5.35%, 03/15/2053	977	983
Edison International
5.25%, 11/15/2028	5,576	5,426
6.95%, 11/15/2029	4,336	4,561
Empresas Publicas de Medellin ESP
4.38%, 02/15/2031	1,400	1,048
Enel Finance International NV
1.88%, 07/12/2028(1)	519	435
2.25%, 07/12/2031(1)	496	389
3.50%, 04/06/2028(1)	1,505	1,377
Entergy Arkansas LLC
3.35%, 06/15/2052	847	605
Entergy Louisiana LLC
4.20%, 09/01/2048	2,366	1,979
4.20%, 04/01/2050	893	747
Entergy Mississippi LLC
2.85%, 06/01/2028	1,098	984
Evergy Kansas Central, Inc.
5.70%, 03/15/2053	1,445	1,488
Evergy Metro, Inc.
4.95%, 04/15/2033	10,000	9,837
Eversource Energy
4.60%, 07/01/2027	9,315	9,082
5.45%, 03/01/2028	5,101	5,135
Exelon Corp.
5.10%, 06/15/2045	1,414	1,310
5.60%, 03/15/2053	2,311	2,328
FirstEnergy Corp.
3.40%, 03/01/2050	2,515	1,733
FirstEnergy Transmission LLC
2.87%, 09/15/2028(1)	16,876	14,851
4.35%, 01/15/2025(1)	2,000	1,950
4.55%, 04/01/2049(1)	3,972	3,314
Florida Power & Light Co.
3.15%, 10/01/2049	1,466	1,069
3.99%, 03/01/2049	4,715	3,974
IPALCO Enterprises, Inc.
4.25%, 05/01/2030	1,245	1,126
ITC Holdings Corp.
3.25%, 06/30/2026	2,000	1,890
Jersey Central Power & Light Co.
2.75%, 03/01/2032(1)	2,000	1,650
4.30%, 01/15/2026(1)	2,000	1,934
4.70%, 04/01/2024(1)	150	148
KeySpan Gas East Corp.
2.74%, 08/15/2026(1)	4,500	4,086
5.99%, 03/06/2033(1)	12,840	12,940
Metropolitan Edison Co.
4.00%, 04/15/2025(1)	4,000	3,830
4.30%, 01/15/2029(1)	5,000	4,727
MidAmerican Energy Co.
2.70%, 08/01/2052	2,250	1,422
3.15%, 04/15/2050	1,661	1,162
3.65%, 08/01/2048	681	524
Mong Duong Finance Holdings BV
5.13%, 05/07/2029	300	263
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/2030	4,105	3,414
NiSource, Inc.
3.49%, 05/15/2027	640	602
5.25%, 03/30/2028	2,930	2,928
5.40%, 06/30/2033	1,360	1,361
Northern States Power Co.
2.60%, 06/01/2051	1,764	1,131
3.20%, 04/01/2052	3,638	2,605

3.60%, 09/15/2047	1,800	1,415
4.00%, 08/15/2045	1,000	813
NPC Ukrenergo
6.88%, 11/09/2028	400	84
NRG Energy, Inc.
2.45%, 12/02/2027(1)	1,834	1,546
4.45%, 06/15/2029(1)	5,885	5,201
Ohio Power Co.
2.60%, 04/01/2030	1,872	1,599
2.90%, 10/01/2051	3,153	2,093
5.00%, 06/01/2033	4,462	4,377
6.60%, 02/15/2033	760	821
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	2,631	1,858
4.55%, 09/15/2032	263	255
4.95%, 09/15/2052(1)	8,535	8,231
Pacific Gas & Electric Co.
2.10%, 08/01/2027	19,308	16,493
2.50%, 02/01/2031	15,565	12,186
2.95%, 03/01/2026	4,765	4,365
3.00%, 06/15/2028	13,949	12,023
3.15%, 01/01/2026	6,569	6,095
3.25%, 06/01/2031	11,300	9,189
3.30%, 03/15/2027	2,052	1,862
3.30%, 12/01/2027	3,700	3,244
3.40%, 08/15/2024	2,476	2,396
3.45%, 07/01/2025	7,760	7,326
3.50%, 06/15/2025	10,754	10,180
3.50%, 08/01/2050	1,670	1,062
3.75%, 02/15/2024	2,914	2,866
3.75%, 07/01/2028	18,444	16,525
3.75%, 08/15/2042	1,883	1,301
3.85%, 11/15/2023	1,259	1,248
4.00%, 12/01/2046	13,182	8,835
4.20%, 03/01/2029	4,334	3,892
4.25%, 08/01/2023	20,431	20,411
4.25%, 03/15/2046	409	290
4.30%, 03/15/2045	10,332	7,372
4.40%, 03/01/2032	11,850	10,262
4.45%, 04/15/2042	7,667	5,788
4.50%, 12/15/2041	3,353	2,464
4.55%, 07/01/2030	40,108	36,300
4.60%, 06/15/2043	1,248	944
4.65%, 08/01/2028	100	92
4.75%, 02/15/2044	6,611	5,130
4.95%, 07/01/2050	7,965	6,255
5.25%, 03/01/2052	5,800	4,710
5.45%, 06/15/2027	3,084	2,999
5.90%, 06/15/2032	7,090	6,823
6.70%, 04/01/2053	520	511
PECO Energy Co.
2.85%, 09/15/2051	2,757	1,816
3.00%, 09/15/2049	822	571
4.60%, 05/15/2052	704	644
Pennsylvania Electric Co.
5.15%, 03/30/2026(1)	820	808
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2036	3,170	3,016
4.38%, 06/01/2039	3,510	3,239
4.45%, 12/01/2047	18,300	16,667
4.67%, 12/01/2051	2,100	1,967
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/2031	12,028	9,820
3.50%, 06/01/2029	1,252	1,134
4.10%, 09/18/2034	40	35
5.05%, 05/15/2052	4,100	3,689
Promigas SA ESP
3.75%, 10/16/2029(1)	305	259
3.75%, 10/16/2029(18)	378	321
Public Service Co. of Colorado
5.25%, 04/01/2053	8,000	7,683
Public Service Co. of New Hampshire
5.15%, 01/15/2053	2,211	2,216
Public Service Co. of New Mexico
3.85%, 08/01/2025	7,000	6,697
Public Service Electric & Gas Co.
2.05%, 08/01/2050	2,065	1,215
2.45%, 01/15/2030	2,722	2,346
3.15%, 01/01/2050	1,066	775
3.60%, 12/01/2047	1,035	813
4.90%, 12/15/2032	1,462	1,460
San Diego Gas & Electric Co.
3.32%, 04/15/2050	1,686	1,206
5.35%, 04/01/2053	1,566	1,553
Southern California Edison Co.
2.25%, 06/01/2030	5,237	4,377
2.85%, 08/01/2029	905	791
4.20%, 03/01/2029	1,310	1,245
5.95%, 11/01/2032	6,329	6,625

Southern Co. Gas Capital Corp.
4.40%, 05/30/2047		1,915	1,590
5.88%, 03/15/2041		7,873	7,926
Southwestern Electric Power Co.
4.10%, 09/15/2028		10,000	9,479
5.30%, 04/01/2033		6,727	6,640
Southwestern Public Service Co.
3.15%, 05/01/2050		3,333	2,320
3.70%, 08/15/2047		749	574
3.75%, 06/15/2049		565	433
4.40%, 11/15/2048		1,254	1,070
Spire, Inc.
3.54%, 02/27/2024		5,000	4,910
Tucson Electric Power Co.
3.05%, 03/15/2025		3,000	2,870
Union Electric Co.
5.45%, 03/15/2053		1,068	1,088
Vistra Operations Co. LLC
3.70%, 01/30/2027(1)		6,435	5,893

Total Utilities			648,269

Total Corporate Bonds (Cost: $9,120,786)			8,259,998

Convertible Securities – 0.29%
Communications – 0.09%
DISH Network Corp.
0.00%, 12/15/2025		2,700	1,428
2.38%, 03/15/2024		7,520	6,665
3.38%, 08/15/2026		25,080	12,728
Uber Technologies, Inc.
0.00%, 12/15/2025		6,365	5,805

Total Communications			26,626

Consumer, Cyclical – 0.03%
Peloton Interactive, Inc.
0.00%, 02/15/2026		1,975	1,496
Southwest Airlines Co.
1.25%, 05/01/2025		7,400	8,485

Total Consumer, Cyclical			9,981

Consumer, Non-cyclical – 0.13%
BioMarin Pharmaceutical, Inc.
0.60%, 08/01/2024		10,090	9,911
1.25%, 05/15/2027		8,650	8,696
Livongo Health, Inc.
0.88%, 06/01/2025		5,435	4,911
Teladoc Health, Inc.
1.25%, 06/01/2027		16,800	13,355

Total Consumer, Non-cyclical			36,873

Utilities – 0.04%
PPL Capital Funding, Inc.
2.88%, 03/15/2028(1)		13,700	13,084

Total Utilities			13,084

Total Convertible Securities (Cost: $106,939)			86,564

Government Related – 21.84%
Other Government Related – 1.36%
Africa Finance Corp.
3.88%, 04/13/2024(1)		1,085	1,059
American Municipal Power, Inc.
8.08%, 02/15/2050		1,070	1,447
Angolan Government International Bond
8.75%, 04/14/2032(1)		365	307
Argentina Treasury Bond BONCER
1.45%, 08/13/2023	ARS	357,452	6,643
Argentine Bonos del Tesoro
15.50%, 10/17/2026		110,804	104
Argentine Republic Government International Bond
0.50%, 07/09/2030(4)		$25,484	8,462
1.00%, 07/09/2029		1,109	359
1.50%, 07/09/2035(4)		4,447	1,326
1.50%, 07/09/2046(4)		115	34
3.50%, 07/09/2041(4)		12,427	3,982
3.88%, 01/09/2038(4)		261	92
Bahrain Government International Bond
7.50%, 09/20/2047(18)		200	182
Bank Gospodarstwa Krajowego
5.38%, 05/22/2033(1)		649	645
Bay Area Toll Authority
7.04%, 04/01/2050		2,790	3,581
Benin Government International Bond
4.88%, 01/19/2032(18)	EUR	100	82
6.88%, 01/19/2052(18)		100	77
Brazilian Government International Bond
3.88%, 06/12/2030		$4,400	3,896
6.00%, 10/20/2033		600	593
California State University
2.37%, 11/01/2035		5,080	3,903
Chile Government International Bond
2.55%, 01/27/2032		3,355	2,864
2.55%, 07/27/2033		1,500	1,225
4.34%, 03/07/2042		200	177

City of New York NY
2.05%, 03/01/2032		2,480	1,984
3.55%, 12/01/2028		3,645	3,420
City of San Antonio TX Electric & Gas Systems Revenue
5.81%, 02/01/2041		1,315	1,433
City of San Francisco CA Public Utilities Commission Water Revenue
2.19%, 11/01/2032		1,610	1,306
2.83%, 11/01/2041		4,645	3,633
Ciudad Autonoma de Buenos Aires
95.32% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.25%), 03/29/2024(2)	ARS	314,346	1,237
95.64% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 02/22/2028(2)		401,380	1,698
Colombia Government International Bond
3.00%, 01/30/2030		$1,000	777
3.13%, 04/15/2031		388	292
4.13%, 05/15/2051		345	206
4.50%, 03/15/2029		834	730
8.00%, 04/20/2033		475	482
Colombian TES
5.75%, 11/03/2027	COP	4,631,000	955
7.25%, 10/18/2034		2,725,000	527
7.50%, 08/26/2026		7,676,000	1,727
County of Miami-Dade FL Aviation Revenue
2.61%, 10/01/2032		$900	743
2.71%, 10/01/2033		1,290	1,055
Czech Republic Government Bond
0.95%, 05/15/2030(18)	CZK	6,510	238
4.20%, 12/04/2036		6,220	279
5.00%, 09/30/2030		18,740	889
Dominican Republic International Bond
4.50%, 01/30/2030(1)		$3,982	3,485
4.88%, 09/23/2032(1)		157	133
4.88%, 09/23/2032		1,800	1,530
5.30%, 01/21/2041(18)		150	117
5.95%, 01/25/2027(18)		103	101
6.88%, 01/29/2026(18)		120	121
Egypt Government International Bond
7.50%, 02/16/2061(18)		501	250
7.63%, 05/29/2032(18)		300	174
Finance Department Government of Sharjah
6.50%, 11/23/2032(1)		621	639
Gabon Government International Bond
7.00%, 11/24/2031		247	196
Ghana Government International Bond
7.63%, 05/16/2029(18)		232	99
Golden State Tobacco Securitization Corp.
2.25%, 06/01/2029		1,300	1,108
3.00%, 06/01/2046		475	437
3.49%, 06/01/2036		1,600	1,305
3.85%, 06/01/2050		2,530	2,292
4.21%, 06/01/2050		7,900	5,903
Guatemala Government Bond
3.70%, 10/07/2033		2,000	1,610
4.65%, 10/07/2041(1)		203	162
5.25%, 08/10/2029(1)		31	29
5.25%, 08/10/2029		1,300	1,235
6.60%, 06/13/2036(1)		221	222
Hungary Government International Bond
2.13%, 09/22/2031(1)		3,700	2,855
5.25%, 06/16/2029		1,000	971
5.38%, 03/25/2024		70	70
5.50%, 06/16/2034		313	303
Indonesia Government International Bond
2.85%, 02/14/2030		1,783	1,582
3.05%, 03/12/2051		4,490	3,280
4.10%, 04/24/2028		200	193
Indonesia Treasury Bond
6.38%, 08/15/2028	IDR	231,987,000	15,771
7.50%, 05/15/2038		11,601,000	839
8.25%, 05/15/2029		6,883,000	506
9.00%, 03/15/2029		4,494,000	342
Israel Government International Bond
4.50%, 04/03/2120		$1,400	1,126
Ivory Coast Government International Bond
4.88%, 01/30/2032(18)	EUR	100	85
5.88%, 10/17/2031(18)		130	118
Jordan Government International Bond
5.85%, 07/07/2030(18)		$200	183
Los Angeles Community College District
6.60%, 08/01/2042		955	1,156
Los Angeles Unified School District
5.75%, 07/01/2034		170	180
6.76%, 07/01/2034		2,990	3,382
Massachusetts School Building Authority
2.50%, 02/15/2037		4,495	3,396
Metropolitan Transportation Authority
5.18%, 11/15/2049		2,065	1,881
5.87%, 11/15/2039		300	297
6.67%, 11/15/2039		140	149
6.81%, 11/15/2040		310	335

Mexican Bonos
7.50%, 06/03/2027	MXN	25,800	1,433
8.50%, 05/31/2029		102,510	5,929
8.50%, 11/18/2038		38,241	2,176
Mexico Cetes
0.00%, 11/28/2024		925,000	4,679
0.00%, 01/23/2025		316,479	1,579
Mexico Government International Bond
2.66%, 05/24/2031		$15,288	12,709
3.50%, 02/12/2034		773	647
4.50%, 01/31/2050		7,786	6,340
4.75%, 04/27/2032		2,000	1,905
6.34%, 05/04/2053		339	345
MFB Magyar Fejlesztesi Bank Zrt
6.50%, 06/29/2028		275	272
Morocco Government International Bond
6.50%, 09/08/2033		200	206
6.50%, 09/08/2033(1)		667	685
Municipal Electric Authority of Georgia
6.64%, 04/01/2057		971	1,108
New Jersey Turnpike Authority
1.86%, 01/01/2031		2,370	1,937
7.41%, 01/01/2040		941	1,179
New York City Municipal Water Finance Authority
5.88%, 06/15/2044		1,200	1,347
6.01%, 06/15/2042		255	291
New York City Transitional Finance Authority Future Tax Secured Revenue
2.40%, 11/01/2032		2,580	2,096
2.69%, 05/01/2033		1,275	1,054
2.80%, 02/01/2026		1,850	1,746
3.95%, 08/01/2032		1,900	1,765
5.27%, 05/01/2027		5,820	5,851
5.51%, 08/01/2037		670	697
New York State Dormitory Authority
5.29%, 03/15/2033		830	852
Nigeria Government International Bond
7.63%, 11/28/2047(18)		200	142
7.88%, 02/16/2032(18)		231	193
9.25%, 01/21/2049(18)		231	191
Oman Government International Bond
5.63%, 01/17/2028		3,300	3,262
6.50%, 03/08/2047(18)		200	186
Panama Government International Bond
2.25%, 09/29/2032		3,170	2,419
3.16%, 01/23/2030		1,954	1,709
3.88%, 03/17/2028		2,308	2,185
4.50%, 04/01/2056		5,792	4,340
6.40%, 02/14/2035		724	754
6.85%, 03/28/2054		240	250
Paraguay Government International Bond
4.95%, 04/28/2031		1,200	1,151
5.40%, 03/30/2050(18)		200	171
Peru Government Bond
5.94%, 02/12/2029	PEN	9,770	2,639
6.15%, 08/12/2032		5,276	1,388
6.95%, 08/12/2031		5,192	1,450
Perusahaan Penerbit SBSN Indonesia III
2.80%, 06/23/2030(1)		$1,700	1,499
Peruvian Government International Bond
1.86%, 12/01/2032		1,946	1,498
2.78%, 01/23/2031		4,470	3,821
2.84%, 06/20/2030		1,370	1,199
3.55%, 03/10/2051		2,819	2,107
4.13%, 08/25/2027		1,766	1,716
5.94%, 02/12/2029	PEN	5,487	1,482
5.94%, 02/12/2029(1)		11,100	2,998
6.15%, 08/12/2032(1)		1,752	462
6.90%, 08/12/2037(1)		340	92
6.95%, 08/12/2031		593	166
6.95%, 08/12/2031(1)		4,375	1,222
Philippine Government International Bond
3.00%, 02/01/2028		$3,452	3,210
3.20%, 07/06/2046		4,745	3,489
Port Authority of New York & New Jersey
4.93%, 10/01/2051		825	825
4.96%, 08/01/2046		1,010	988
5.65%, 11/01/2040		825	886
Provincia de Buenos Aires
88.73% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 04/12/2025(1)(2)	ARS	1,038,361	4,530
Puerto Rico Electric Power Authority
6.05%, 07/01/2032(6)(7)		$100	38
Regents of the University of California Medical Center Pooled Revenue
3.26%, 05/15/2060		11,150	7,827
Republic of Poland Government International Bond
4.25%, 02/14/2043	EUR	39	42
4.88%, 10/04/2033		$2,380	2,335
5.50%, 04/04/2053		44	44
5.75%, 11/16/2032		517	542
Republic of South Africa Government Bond

8.00%, 01/31/2030	ZAR	39,108	1,834
8.88%, 02/28/2035		312,655	13,589
10.50%, 12/21/2026		1,574,700	86,842
Republic of South Africa Government International Bond
4.85%, 09/30/2029		$1,158	1,017
5.00%, 10/12/2046		208	138
5.88%, 04/20/2032		1,740	1,539
Romanian Government International Bond
2.12%, 07/16/2031(18)	EUR	78	64
2.13%, 03/07/2028		397	375
2.50%, 02/08/2030(18)		66	59
2.88%, 03/11/2029(18)		63	60
3.00%, 02/14/2031		$3,400	2,814
5.25%, 11/25/2027(1)		60	58
Russian Federal Bond—OFZ
6.10%, 07/18/2035	RUB	111,613	418
Russian Foreign Bond—Eurobond
4.25%, 06/23/2027		$1,000	440
5.10%, 03/28/2035		200	80
5.25%, 06/23/2047(1)		200	76
5.25%, 06/23/2047		4,000	1,520
5.63%, 04/04/2042		1,200	774
5.88%, 09/16/2043		2,600	1,651
Saudi Government International Bond
2.25%, 02/02/2033(18)		212	171
3.25%, 10/22/2030		990	897
3.45%, 02/02/2061(18)		610	428
Senegal Government International Bond
4.75%, 03/13/2028(18)	EUR	100	94
State of California
4.60%, 04/01/2038		$1,395	1,337
7.55%, 04/01/2039		2,705	3,408
State of Illinois
5.10%, 06/01/2033		5,305	5,213
6.73%, 04/01/2035		65	68
7.35%, 07/01/2035		51	55
State of Israel
3.80%, 05/13/2060		16,900	12,806
State of Texas
5.52%, 04/01/2039		3,155	3,381
Turkey Government International Bond
4.25%, 03/13/2025		400	373
5.75%, 05/11/2047		2,800	1,907
6.13%, 10/24/2028		2,700	2,407
7.63%, 04/26/2029		8,600	8,108
Turkiye Ihracat Kredi Bankasi AS
8.25%, 01/24/2024(1)		1,000	997
Ukraine Government International Bond
4.38%, 01/27/2032(18)	EUR	413	96
7.25%, 03/15/2035(18)		$375	86
7.38%, 09/25/2034(18)		1,137	260
7.75%, 09/01/2028(18)		138	33
7.75%, 09/01/2029(18)		628	149
7.75%, 08/01/2041(3)(18)		538	210
University of California
4.86%, 05/15/2112		1,543	1,371
Uruguay Government International Bond
4.38%, 10/27/2027		1,783	1,769
5.10%, 06/18/2050		1,868	1,858
5.75%, 10/28/2034		91	99
Venezuela Government International Bond
6.00%, 12/09/2049(6)(7)		30	2
7.00%, 03/31/2038(6)(7)		187	15
7.65%, 04/21/2025(6)(7)		534	44
7.75%, 10/13/2099(6)(7)		100	5
8.25%, 10/13/2024(6)(7)		7,294	620
9.00%, 05/07/2049(6)(7)		110	9
9.00%, 05/07/2049(6)(7)		7,405	629
9.25%, 09/15/2027(6)(7)		1,049	89
9.25%, 05/07/2028(6)(7)		420	36
11.75%, 10/21/2026(6)(7)		120	11
11.95%, 08/05/2031(6)(7)		3,200	280

Total Other Government Related			411,744

U.S. Treasury Obligations – 20.48%
U.S. Treasury Inflation Indexed Bond
0.13%, 07/15/2024(13)		246,515	239,124
0.13%, 10/15/2024(13)		134,983	130,196
0.13%, 04/15/2025(13)		20,230	19,244
0.13%, 07/15/2030(13)		11,501	10,311
0.13%, 01/15/2031(13)		1,865	1,657
0.13%, 07/15/2031(13)		2,490	2,208
0.25%, 01/15/2025(13)		57,348	54,974
0.25%, 07/15/2029(13)(14)		42,608	38,899
0.25%, 02/15/2050(13)		4,035	2,819
0.38%, 07/15/2023(13)		82,607	82,549
0.50%, 04/15/2024(13)		29,469	28,756
0.63%, 01/15/2024(13)		75,070	73,797
0.63%, 07/15/2032(13)		82,067	75,409
0.63%, 02/15/2043(13)		396	324

0.75%, 02/15/2042(13)	671	570
0.75%, 02/15/2045(13)	4,509	3,723
0.88%, 02/15/2047(13)	4,524	3,792
1.00%, 02/15/2046(13)	2,561	2,219
1.00%, 02/15/2048(13)	4,060	3,489
1.00%, 02/15/2049(13)	6,763	5,810
1.13%, 01/15/2033(13)	66,436	63,636
1.25%, 04/15/2028(13)	57,995	56,110
1.38%, 02/15/2044(13)	651	613
1.50%, 02/15/2053(13)	679	660
2.13%, 02/15/2040(13)	281	301
2.13%, 02/15/2041(13)	416	446
U.S. Treasury Note/Bond
0.38%, 04/30/2025	143,891	132,391
0.38%, 09/30/2027	12,333	10,497
0.50%, 04/30/2027	42,629	36,947
0.50%, 05/31/2027	42,629	36,856
0.50%, 08/31/2027	33,720	28,928
0.88%, 09/30/2026	83,692	74,879
1.13%, 02/29/2028	76,082	66,304
1.13%, 05/15/2040	22,663	14,691
1.13%, 08/15/2040	22,663	14,572
1.25%, 03/31/2028	250,000	218,809
1.25%, 08/15/2031	62,353	51,168
1.38%, 11/15/2031	308,700	254,545
1.38%, 11/15/2040	22,663	15,163
1.38%, 08/15/2050	55,516	32,258
1.50%, 02/15/2025	21,900	20,670
1.50%, 02/15/2030	13,021	11,152
1.63%, 05/15/2031	37,687	32,026
1.63%, 11/15/2050	12,333	7,659
1.75%, 08/15/2041	22,663	15,922
1.88%, 02/28/2027(14)	153,529	140,731
1.88%, 02/15/2032	198,230	169,796
1.88%, 02/15/2051	38,400	25,427
2.00%, 11/15/2041	701,007	513,132
2.00%, 08/15/2051	31,605	21,544
2.25%, 08/15/2049	125,970	91,520
2.25%, 02/15/2052	118,625	85,725
2.38%, 02/15/2042	46,425	36,144
2.38%, 05/15/2051	35,300	26,244
2.50%, 02/15/2045	49,400	38,246
2.63%, 04/15/2025	24,854	23,841
2.75%, 05/15/2025	20,400	19,595
2.75%, 08/15/2032	45,265	41,497
2.75%, 11/15/2047	31,855	25,622
2.88%, 06/15/2025	21,900	21,066
2.88%, 05/15/2032	11,426	10,594
2.88%, 05/15/2049	11,130	9,199
3.00%, 05/15/2045	30,000	25,337
3.00%, 05/15/2047	12,732	10,721
3.00%, 02/15/2048	47,405	39,970
3.00%, 08/15/2048	10,405	8,778
3.00%, 02/15/2049	76,710	64,871
3.00%, 08/15/2052	42,646	36,259
3.13%, 08/15/2044	12,429	10,756
3.13%, 05/15/2048	12,780	11,024
3.25%, 05/15/2042	159,565	142,387
3.38%, 05/15/2033	121,245	116,926
3.38%, 08/15/2042	60,530	54,943
3.38%, 11/15/2048	44,977	40,646
3.50%, 02/15/2033	342,600	333,714
3.63%, 05/31/2028	13,260	12,970
3.63%, 02/15/2053	8,682	8,332
3.63%, 05/15/2053	298,929	287,299
3.75%, 05/31/2030	21,900	21,595
3.88%, 03/31/2025	77,767	76,239
3.88%, 11/30/2027	21,935	21,624
3.88%, 09/30/2029	30,177	29,880
3.88%, 12/31/2029(14)	816,675	809,562
3.88%, 02/15/2043	18,891	18,419
3.88%, 05/15/2043	215,600	210,378
4.00%, 06/30/2028	300,555	298,911
4.00%, 10/31/2029	45,265	45,146
4.00%, 11/15/2042	73,150	72,681
4.00%, 11/15/2052	55,050	56,547
4.25%, 05/31/2025	4,846	4,785
4.38%, 05/15/2040	12,427	13,130
4.50%, 08/15/2039	24,858	26,721
4.63%, 06/30/2025	2,955	2,941

Total U.S. Treasury Obligations		6,190,488

Total Government Related (Cost: $7,223,850)		6,602,232

Mortgage-Backed Obligations – 35.40%
1211 Avenue of the Americas Trust 2015-1211
3.90%, 08/10/2035, Series 2015-1211, Class A1A2(1)	4,300	4,002
4.23%, 08/10/2035, Series 2015-1211, Class B(1)(3)	4,700	4,267
4.28%, 08/10/2035, Series 2015-1211, Class C(1)(3)	6,290	5,634
280 Park Avenue 2017-280P Mortgage Trust

6.06% (1 Month LIBOR USD + 0.88%, 0.88% Floor), 09/15/2034, Series 2017-280P, Class A(1)(2)	1,316	1,276
Ajax Mortgage Loan Trust 2019-F
2.86%, 07/25/2059, Series 2019-F, Class A1(1)(4)	11,362	10,607
Ajax Mortgage Loan Trust 2021-F
1.88%, 06/25/2061, Series 2021-F, Class A(1)(4)	943	846
Alen 2021-ACEN Mortgage Trust
6.34% (1 Month LIBOR USD + 1.15%, 1.15% Floor), 04/15/2034, Series 2021-ACEN, Class A(1)(2)	11,160	9,816
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033, Series 2003-22CB, Class 1A1	328	321
6.00%, 12/25/2033, Series 2003-22CB, Class 3A1	101	97
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034, Series 2004-16CB, Class 1A1	164	157
5.50%, 08/25/2034, Series 2004-16CB, Class 3A1	164	158
Alternative Loan Trust 2005-56
6.61% (1 Month LIBOR USD + 1.46%, 1.46% Floor), 11/25/2035, Series 2005-56, Class 1A1(2)	3,183	2,909
Alternative Loan Trust 2005-74T1
6.00%, 01/25/2036, Series 2005-74T1, Class A1	8,399	5,288
Alternative Loan Trust 2006-HY12
3.95%, 08/25/2036, Series 2006-HY12, Class A5(3)	133	124
Alternative Loan Trust 2006-OA17
5.35% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 12/20/2046, Series 2006-OA17, Class 1A1A(2)	10,092	8,407
Alternative Loan Trust 2006-OA22
5.57% (1 Month LIBOR USD + 0.42%, 0.42% Floor), 02/25/2047, Series 2006-OA22, Class A2(2)	8,543	7,396
Alternative Loan Trust 2006-OA3
5.55% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 05/25/2036, Series 2006-OA3, Class 1A1(2)	4,041	3,456
Alternative Loan Trust 2006-OA7
4.92% (12 Month U.S. Treasury Average + 0.94%, 0.94% Floor), 06/25/2046, Series 2006-OA7, Class 2A1(2)	8,097	6,490
Alternative Loan Trust 2006-OC5
5.67% (1 Month LIBOR USD + 0.52%, 0.52% Floor), 06/25/2046, Series 2006-OC5, Class 2A3(2)	6,137	5,125
Alternative Loan Trust 2007-5CB
6.00%, 04/25/2037, Series 2007-5CB, Class 1A4	12,623	7,266
Alternative Loan Trust 2007-HY7C
5.43% (1 Month LIBOR USD + 0.28%, 0.28% Floor), 08/25/2037, Series 2007-HY7C, Class A1(2)	1,746	1,520
Alternative Loan Trust 2007-OA2
4.82% (12 Month U.S. Treasury Average + 0.84%, 0.84% Floor), 03/25/2047, Series 2007-OA2, Class 1A1(2)	15,683	13,199
5.41% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 03/25/2047, Series 2007-OA2, Class 2A1(2)	9,306	7,186
Alternative Loan Trust 2007-OA4
5.49% (1 Month LIBOR USD + 0.34%, 0.34% Floor), 05/25/2047, Series 2007-OA4, Class A1(2)	1,210	1,036
American Home Mortgage Investment Trust 2007-1
5.34% (1 Month LIBOR USD + 0.19%, 0.19% Floor), 05/25/2047, Series 2007-1, Class GA1C(2)	771	420
Angel Oak Mortgage Trust 2020-5
2.04%, 05/25/2065, Series 2020-5, Class A3(1)(3)	538	493
2.97%, 05/25/2065, Series 2020-5, Class M1(1)(3)	2,480	2,096
Angel Oak Mortgage Trust 2021-1
1.22%, 01/25/2066, Series 2021-1, Class A3(1)(3)	2,683	2,176
Angel Oak Mortgage Trust 2021-3
1.31%, 05/25/2066, Series 2021-3, Class A2(1)(3)	2,944	2,393
Angel Oak Mortgage Trust 2021-7
1.98%, 10/25/2066, Series 2021-7, Class A1(1)(3)	6,582	5,412
Angel Oak Mortgage Trust 2022-2
3.35%, 01/25/2067, Series 2022-2, Class A1(1)(3)	35,819	32,139
Angel Oak Mortgage Trust I LLC 2019-2
4.07%, 03/25/2049, Series 2019-2, Class M1(1)(3)	2,595	2,531
Arbor Multifamily Mortgage Securities Trust 2021-MF3
2.57%, 10/15/2054, Series 2021-MF3, Class A5(1)	525	430
Arbor Multifamily Mortgage Securities Trust 2022-MF4
2.92%, 02/15/2055, Series 2022-MF4, Class A3(1)	6,700	5,950
AREIT 2022-CRE6 Trust
6.32% (30-day Average SOFR + 1.25%, 1.25% Floor), 01/20/2037, Series 2022-CRE6, Class A(1)(2)	9,014	8,799
Ashford Hospitality Trust 2018-ASHF
7.42% (1 Month LIBOR USD + 2.23%, 2.23% Floor), 04/15/2035, Series 2018-ASHF, Class D(1)(2)	266	255
Ashford Hospitality Trust 2018-KEYS
6.77% (1 Month LIBOR USD + 1.45%, 1.45% Floor), 06/15/2035, Series 2018-KEYS, Class B(1)(2)	3,000	2,906
Austin Fairmont Hotel Trust 2019-FAIR
6.44% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 09/15/2032, Series 2019-FAIR, Class B(1)(2)	2,155	2,133
6.64% (1 Month LIBOR USD + 1.45%, 1.45% Floor), 09/15/2032, Series 2019-FAIR, Class C(1)(2)	5,500	5,430
6.99% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 09/15/2032, Series 2019-FAIR, Class D(1)(2)	10,145	9,991
Aventura Mall Trust
4.25%, 07/05/2040, Series 2018-AVM, Class A(1)(3)	5,325	4,808
BAMLL Commercial Mortgage Securities Trust 2018-DSNY
6.54% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 09/15/2034, Series 2018-DSNY, Class C(1)(2)	1,800	1,779
6.89% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 09/15/2034, Series 2018-DSNY, Class D(1)(2)	134	132
BAMLL Commercial Mortgage Securities Trust 2018-PARK
4.23%, 08/10/2038, Series 2018-PARK, Class A(1)(3)	6,110	5,353
BAMLL Commercial Mortgage Securities Trust 2019-RLJ
6.25% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 04/15/2036, Series 2019-RLJ, Class A(1)(2)	1,350	1,335
BAMLL Re-REMIC Trust 2016-RRLD11
6.01%, 06/17/2050, Series 2016-LD11, Class AJB(1)(3)	100	21
Banc of America Commercial Mortgage Trust 2015-UBS7
4.48%, 09/15/2048, Series 2015-UBS7, Class B(3)	167	149
Banc of America Funding 2015-R7 Trust
3.09% (12 Month U.S. Treasury Average + 0.92%), 09/26/2046, Series 2015-R7, Class 1A1(1)(2)	147	145
Banc of America Funding 2015-R9 Trust
5.36% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 02/26/2037, Series 2015-R9, Class 2A1(1)(2)	2,978	2,921
BANK 2021-BNK35
2.46%, 06/15/2064, Series 2021-BN35, Class AS	6,770	5,229
Barclays Mortgage Loan Trust 2022-NQM1
4.55%, 07/25/2052, Series 2022-NQM1, Class A1(1)(4)	2,021	1,932
Barclays Mortgage Trust 2021-NPL1

2.00%, 11/25/2051, Series 2021-NPL1, Class A(1)(4)	1,674	1,492
Barclays Mortgage Trust 2022-RPL1
4.25%, 02/25/2028, Series 2022-RPL1, Class A(1)(4)	5,898	5,676
Bayview MSR Opportunity Master Fund Trust 2021-INV4
2.50%, 10/25/2051, Series 2021-4, Class A20(1)(3)	5,161	3,988
BBCCRE Trust 2015-GTP
4.70%, 08/10/2033, Series 2015-GTP, Class C(1)(3)	2,715	2,265
BBSG 2016-MRP Mortgage Trust
3.28%, 06/05/2036, Series 2016-MRP, Class A(1)	2,045	1,641
BB-UBS Trust
2.89%, 06/05/2030, Series 2012-TFT, Class A(1)	980	913
BCAP LLC 2014-RR2
2.30% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 10/26/2036, Series 2014-RR2, Class 6A8(1)(2)	9,194	8,749
BDS 2022-FL12 LLC
7.23% (1 Month Term SOFR + 2.14%, 2.14% Floor), 08/19/2038, Series 2022-FL12, Class A(1)(2)	1,030	1,025
Bear Stearns ALT-A Trust 2005-1
6.28% (1 Month LIBOR USD + 1.13%, 1.13% Floor, 11.50% Cap), 01/25/2035, Series 2005-1, Class M2(2)	6,178	5,681
Bear Stearns ARM Trust 2003-3
4.71%, 05/25/2033, Series 2003-3, Class 3A1(3)	345	323
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.66%, 10/12/2041, Series 2006-T24, Class B(1)(3)	410	383
Bear Stearns Mortgage Funding Trust 2007-AR4
5.36% (1 Month LIBOR USD + 0.21%, 0.21% Floor, 10.50% Cap), 06/25/2037, Series 2007-AR4, Class 2A1(2)	8,486	7,834
Beast Mortgage Trust
6.01% (1 Month Term SOFR + 0.86%, 0.75% Floor), 04/15/2036, Series 2021-SSCP, Class A(1)(2)	524	504
Benchmark 2018-B1 Mortgage Trust
3.88%, 01/15/2051, Series 2018-B1, Class AM(3)	2,050	1,810
Benchmark 2021-B29 Mortgage Trust
2.39%, 09/15/2054, Series 2021-B29, Class A5	381	306
BFLD 2019-DPLO
6.80% (1 Month Term SOFR + 1.65%, 1.54% Floor), 10/15/2034, Series 2019-DPLO, Class C(1)(2)	4,650	4,574
BFLD Trust 2020-EYP
7.29% (1 Month LIBOR USD + 2.10%, 2.10% Floor), 10/15/2035, Series 2020-EYP, Class C(1)(2)	5,140	2,776
BFLD Trust 2020-OBRK
7.31% (1 Month Term SOFR + 2.16%, 2.05% Floor), 11/15/2028, Series 2020-OBRK, Class A(1)(2)	13,350	13,278
BINOM Securitization Trust 2022-RPL1
3.00%, 02/25/2061, Series 2022-RPL1, Class M1(1)(3)	8,591	6,294
BLP Commercial Mortgage Trust 2023-IND
6.84% (1 Month Term SOFR + 1.69%, 1.69% Floor), 03/15/2040, Series 2023-IND, Class A(1)(2)	1,152	1,135
BMO 2023-C5 Mortgage Trust
0.73%, 06/15/2056, Series 2023-C5, Class XA(3)	5,716	302
BOCA Commercial Mortgage Trust 2022-BOCA
6.92% (1 Month Term SOFR + 1.77%, 1.77% Floor), 05/15/2039, Series 2022-BOCA, Class A(1)(2)	824	818
BPR Trust 2021-NRD
7.23% (1 Month Term SOFR + 2.12%, 2.12% Floor), 12/15/2038, Series 2021-NRD, Class B(1)(2)	2,830	2,632
7.53% (1 Month Term SOFR + 2.42%, 2.42% Floor), 12/15/2038, Series 2021-NRD, Class C(1)(2)	2,880	2,667
8.83% (1 Month Term SOFR + 3.72%, 3.72% Floor), 12/15/2038, Series 2021-NRD, Class D(1)(2)	1,770	1,629
BPR Trust 2022-OANA
7.04% (1 Month Term SOFR + 1.90%, 1.90% Floor), 04/15/2037, Series 2022-OANA, Class A(1)(2)	25,012	24,262
BPR Trust 2022-STAR
8.38% (1 Month Term SOFR + 3.23%, 3.23% Floor), 08/15/2024, Series 2022-STAR, Class A(1)(2)	8,395	8,321
Braemar Hotels & Resorts Trust 2018-Prime
6.37% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 06/15/2035, Series 2018-PRME, Class B(1)(2)	3,000	2,957
Brass NO 8 Plc
6.02% (3 Month LIBOR USD + 0.70%), 11/16/2066, Series 8A, Class A1(1)(2)	138	138
BRAVO Residential Funding Trust 2022-NQM3
3.63%, 09/25/2061, Series 2022-NQM1, Class A1(1)(3)	3,849	3,560
BX Commercial Mortgage Trust 2019-XL
6.18% (1 Month Term SOFR + 1.03%, 0.92% Floor), 10/15/2036, Series 2019-XL, Class A(1)(2)	15,813	15,715
BX Commercial Mortgage Trust 2020-VIV3
3.66%, 03/09/2044, Series 2020-VIV3, Class B(1)(3)	69	58
BX Commercial Mortgage Trust 2020-VIV4
2.84%, 03/09/2044, Series 2020-VIV4, Class A(1)	180	148
BX Commercial Mortgage Trust 2020-VIVA
3.67%, 03/11/2044, Series 2020-VIVA, Class D(1)(3)	6,370	5,074
BX Commercial Mortgage Trust 2020-VKNG
6.19% (1 Month Term SOFR + 1.04%, 0.93% Floor), 10/15/2037, Series 2020-VKNG, Class A(1)(2)	113	112
BX Commercial Mortgage Trust 2021-CIP
6.11% (1 Month LIBOR USD + 0.92%, 0.92% Floor), 12/15/2038, Series 2021-CIP, Class A(1)(2)	185	180
BX Commercial Mortgage Trust 2022-AHP
6.99% (1 Month Term SOFR + 1.84%, 1.84% Floor), 01/17/2039, Series 2022-AHP, Class B(1)(2)	6,753	6,604
BX Commercial Mortgage Trust 2022-CSMO
7.26% (1 Month Term SOFR + 2.11%, 2.12% Floor), 06/15/2027, Series 2022-CSMO, Class A(1)(2)	20,460	20,422
8.29% (1 Month Term SOFR + 3.14%, 3.14% Floor), 06/15/2027, Series 2022-CSMO, Class B(1)(2)	12,065	12,004
BX Trust 2018-GW
6.24% (1 Month LIBOR USD + 1.05%, 0.80% Floor), 05/15/2035, Series 2018-GW, Class A(1)(2)	2,485	2,455
BX Trust 2019-OC11
3.20%, 12/09/2041, Series 2019-OC11, Class A(1)	7,400	6,324
BX Trust 2021-ARIA
6.09% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/15/2036, Series 2021-ARIA, Class A(1)(2)	368	357
BX Trust 2021-LBA
6.06% (1 Month Term SOFR + 0.91%, 0.80% Floor), 02/15/2036, Series 2021-LBA, Class AV(1)(2)	381	369
6.06% (1 Month Term SOFR + 0.91%, 0.80% Floor), 02/15/2036, Series 2021-LBA, Class AJV(1)(2)	1,885	1,827
BX Trust 2021-RISE
6.94% (1 Month LIBOR USD + 1.75%, 1.75% Floor), 11/15/2036, Series 2021-RISE, Class D(1)(2)	13,757	13,239
BX Trust 2021-SDMF
5.78% (1 Month LIBOR USD + 0.59%, 0.59% Floor), 09/15/2034, Series 2021-SDMF, Class A(1)(2)	288	278
BX Trust 2022-GPA
7.31% (1 Month Term SOFR + 2.17%, 2.17% Floor), 10/15/2039, Series 2022-GPA, Class A(1)(2)	6,760	6,749

BX Trust 2022-LBA6
6.15% (1 Month Term SOFR + 1.00%, 1.00% Floor), 01/15/2039, Series 2022-LBA6, Class A(1)(2)		712	695
BX Trust 2022-VAMF
6.00% (1 Month Term SOFR + 0.85%, 0.85% Floor), 01/15/2039, Series 2022-VAMF, Class A(1)(2)		519	504
BX Trust 2023-DELC
7.69% (1 Month Term SOFR + 2.69%, 2.69% Floor), 05/15/2038, Series 2023-DELC, Class A(1)(2)		2,680	2,673
BXP Trust 2017-GM
3.38%, 06/13/2039, Series 2017-GM, Class A(1)		3,800	3,404
CAFL 2021-RTL1 Issuer LLC
2.24%, 03/28/2029, Series 2021-RTL1, Class A1(1)(4)		12,585	11,474
Capitalsource Real Estate Loan Trust
5.86% (3 Month LIBOR USD + 0.65%), 01/20/2037, Series 2006-1A, Class C(1)(2)		1,904	1,750
5.96% (3 Month LIBOR USD + 0.75%), 01/20/2037, Series 2006-1A, Class D(1)(2)		1,200	996
6.06% (3 Month LIBOR USD + 0.85%), 01/20/2037, Series 2006-1A, Class E(1)(2)		700	568
Cassia 2022-1 SRL
5.88% (3 Month EURIBOR + 2.50%, 2.50% Floor), 05/22/2034, Series 2022-1A, Class A(1)(2)	EUR	2,488	2,579
Century Plaza Towers 2019-CPT
2.87%, 11/13/2039, Series 2019-CPT, Class A(1)		$3,205	2,577
Chase Home Lending Mortgage Trust 2023-RPL1
3.50%, 06/25/2062, Series 2023-RPL1, Class A1(1)(3)		13,332	11,897
CHL Mortgage Pass-Through Trust Resecuritization 2008-3R
6.00%, 08/25/2037, Series 2008-3R, Class 1A1(1)		4,401	2,286
CHNGE Mortgage Trust 2022-4
6.00%, 10/25/2057, Series 2022-4, Class A1(1)(4)		273	266
CIM Trust 2019-R3
2.63%, 06/25/2058, Series 2019-R3, Class A(1)(3)		10,705	9,691
CIM Trust 2019-R4
3.00%, 10/25/2059, Series 2019-R4, Class A1(1)(3)		13,184	11,892
CIM Trust 2020-R1
2.85%, 10/27/2059, Series 2020-R1, Class A1(1)(3)		18,866	15,515
CIM Trust 2020-R6
2.25%, 12/25/2060, Series 2020-R6, Class A1A(1)(3)		10,869	9,020
CIM Trust 2020-R7
2.25%, 12/27/2061, Series 2020-R7, Class A1A(1)(3)		17,261	14,968
CIM Trust 2021-INV1
2.50%, 07/01/2051, Series 2021-INV1, Class A8(1)(3)		4,385	3,742
CIM Trust 2021-NR2
2.57%, 07/25/2059, Series 2021-NR2, Class A1(1)(4)		5,216	4,972
CIM Trust 2021-NR3
2.57%, 06/25/2057, Series 2021-NR3, Class A1(1)(4)		8,915	8,503
CIM Trust 2021-R1
2.40%, 08/25/2056, Series 2021-R1, Class A2(1)(3)		17,711	15,250
CIM Trust 2021-R2
2.50%, 01/25/2057, Series 2021-R2, Class A2(1)(3)		7,868	6,849
CIM Trust 2021-R3
1.95%, 06/25/2057, Series 2021-R3, Class A1A(1)(3)		26,568	23,187
CIM Trust 2021-R4
2.00%, 05/01/2061, Series 2021-R4, Class A1A(1)(3)		27,690	23,167
CIM Trust 2021-R5
2.00%, 08/25/2061, Series 2021-R5, Class A1A(1)(3)		22,648	17,519
CIM Trust 2022-I1
4.35%, 02/25/2067, Series 2022-I1, Class A1(1)(3)		21,130	19,908
CIM TRUST 2022-R2
3.75%, 12/25/2061, Series 2022-R2, Class A1(1)(3)		32,843	30,089
CIM TRUST 2022-R3
4.50%, 03/25/2062, Series 2022-R3, Class A1(1)(3)		42,949	40,802
CIM Trust 2023-R1
5.40%, 04/25/2062, Series 2023-R1, Class A1A(1)(3)		41,104	36,874
CIM Trust 2023-R3
4.50%, 01/25/2063, Series 2023-R3, Class A1A(1)(3)		34,229	30,704
Citigroup Commercial Mortgage Trust 2013-375P
3.63%, 05/10/2035, Series 2013-375P, Class C(1)(3)		9,030	7,904
Citigroup Commercial Mortgage Trust 2017-P7
3.92%, 04/14/2050, Series 2017-P7, Class AS		1,418	1,252
Citigroup Mortgage Loan Trust 2019-RP1
3.50%, 01/25/2066, Series 2019-RP1, Class A1(1)(3)		1,390	1,305
Citigroup Mortgage Loan Trust, Inc.
2.50%, 08/25/2050, Series 2020-EXP2, Class A4(1)(3)		1,123	913
Cold Storage Trust 2020-ICE5
6.09% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 11/15/2037, Series 2020-ICE5, Class A(1)(2)		1,141	1,122
6.84% (1 Month LIBOR USD + 1.65%, 1.65% Floor), 11/15/2037, Series 2020-ICE5, Class C(1)(2)(18)		3,534	3,465
COLT 2020-3 Mortgage Loan Trust
1.51%, 04/27/2065, Series 2020-3, Class A1(1)(3)		401	371
COLT 2021-5 Mortgage Loan Trust
1.73%, 11/26/2066, Series 2021-5, Class A1(1)(3)		16,591	13,731
COLT 2021-6 Mortgage Loan Trust
1.91%, 12/25/2066, Series 2021-6, Class A1(1)(3)		16,199	13,634
COLT 2021-RPL1 Trust
1.67%, 09/25/2061, Series 2021-RPL1, Class A1(1)(3)		19,317	16,631
COLT 2022-4 Mortgage Loan Trust
4.30%, 03/25/2067, Series 2022-4, Class A1(1)(3)		24,633	23,382
COLT 2022-5 Mortgage Loan Trust
4.55%, 04/25/2067, Series 2022-5, Class A1(1)(3)		30,858	29,639
COLT 2022-6 Mortgage Loan Trust
4.65%, 06/27/2067, Series 2022-6, Class A1(1)(4)		7,200	6,891
COMM 2012-CCRE3 Mortgage Trust
3.42%, 10/15/2045, Series 2012-CR3, Class AM(1)		2,317	2,102
Comm 2013-CCRE13 Mortgage Trust
5.03%, 11/10/2046, Series 2013-CR13, Class C(3)		7,470	6,741

COMM 2015-CCRE24 Mortgage Trust
3.70%, 08/10/2048, Series 2015-CR24, Class A5	1,990	1,887
COMM 2015-DC1 Mortgage Trust
3.72%, 02/10/2048, Series 2015-DC1, Class AM	2,495	2,304
COMM 2015-LC19 Mortgage Trust
3.83%, 02/10/2048, Series 2015-LC19, Class B(3)	169	152
COMM 2016-787S Mortgage Trust
3.55%, 02/10/2036, Series 2016-787S, Class A(1)	2,000	1,815
3.96%, 02/10/2036, Series 2016-787S, Class C(1)(3)	1,000	854
3.96%, 02/10/2036, Series 2016-787S, Class B(1)(3)	1,700	1,488
COMM 2017-COR2 Mortgage Trust
3.51%, 09/10/2050, Series 2017-COR2, Class A3	3,110	2,828
COMM 2017-PANW Mortgage Trust
3.53%, 10/10/2029, Series 2017-PANW, Class B(1)(3)	1,285	1,191
COMM 2020-CBM Mortgage Trust
3.40%, 02/10/2037, Series 2020-CBM, Class C(1)	5,150	4,718
Commercial Mortgage Pass-Through Certificates
3.40%, 10/05/2030, Series 2012-LTRT, Class A2(1)	668	553
Connecticut Avenue Securities Trust 2022-R06
7.82% (30-day Average SOFR + 2.75%), 05/25/2042, Series 2022-R06, Class 1M1(1)(2)	2,825	2,880
Connecticut Avenue Securities Trust 2023-R02
7.37% (30-day Average SOFR + 2.30%), 01/25/2043, Series 2023-R02, Class 1M1(1)(2)	6,803	6,828
Credit Suisse Mortgage Capital Certificates
2.44%, 02/25/2061, Series 2021-RPL9, Class A1(1)(3)	14,526	13,395
Credit Suisse Mortgage Capital Certificates 2019-ICE4
6.17% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 05/15/2036, Series 2019-ICE4, Class A(1)(2)	9,952	9,903
CRSNT Trust 2021-MOON
6.40% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 04/15/2036, Series 2021-MOON, Class B(1)(2)	20,000	18,243
6.75% (1 Month LIBOR USD + 1.55%, 1.55% Floor), 04/15/2036, Series 2021-MOON, Class C(1)(2)	12,000	10,795
CSAIL 2019-C17 Commercial Mortgage Trust
2.76%, 09/15/2052, Series 2019-C17, Class A4	6,050	5,101
3.28%, 09/15/2052, Series 2019-C17, Class AS	2,625	2,199
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.75%, 11/25/2033, Series 2003-27, Class 4A4	62	60
CSMC 2014-USA OA LLC
4.18%, 09/15/2037, Series 2014-USA, Class B(1)	5,255	4,232
4.34%, 09/15/2037, Series 2014-USA, Class C(1)	400	307
4.37%, 09/15/2037, Series 2014-USA, Class D(1)	6,175	4,463
CSMC 2019-RP10 Trust
3.04%, 12/26/2059, Series 2019-RP10, Class A1(1)(3)	26,517	26,404
CSMC 2020-NET
2.26%, 08/15/2037, Series 2020-NET, Class A(1)	2,736	2,448
3.53%, 08/15/2037, Series 2020-NET, Class C(1)	4,405	3,862
CSMC 2020-RPL3 Trust
2.69%, 03/25/2060, Series 2020-RPL3, Class A1(1)(3)	7,593	7,362
CSMC 2020-RPL5 Trust
3.02%, 08/25/2060, Series 2020-RPL5, Class A1(1)(3)	2,285	2,222
CSMC 2021-ADV
7.49% (1 Month LIBOR USD + 2.30%, 2.30% Floor), 07/15/2038, Series 2021-ADV, Class C(1)(2)	3,400	2,871
CSMC 2021-BHAR
6.34% (1 Month LIBOR USD + 1.15%, 1.15% Floor), 11/15/2038, Series 2021-BHAR, Class A(1)(2)	896	877
6.69% (1 Month LIBOR USD + 1.50%, 1.50% Floor), 11/15/2038, Series 2021-BHAR, Class B(1)(2)	380	370
7.19% (1 Month LIBOR USD + 2.00%, 2.00% Floor), 11/15/2038, Series 2021-BHAR, Class C(1)(2)	625	609
CSMC 2021-NQM8
1.84%, 10/25/2066, Series 2021-NQM8, Class A1(1)(3)	12,195	10,013
CSMC 2021-RPL11 Trust
3.78%, 10/25/2061, Series 2021-RP11, Class PT(1)(3)	26,677	18,807
CSMC 2021-RPL3 Trust
3.75%, 01/25/2060, Series 2021-RPL3, Class M2(1)	995	749
CSMC 2021-RPL6 Trust
2.75%, 10/25/2060, Series 2021-RPL6, Class M1(1)	8,505	6,319
CSMC 2022-ATH3
4.99%, 08/25/2067, Series 2022-ATH3, Class A1(1)(3)	10,566	10,231
CSMC 2022-NQM1
2.27%, 11/25/2066, Series 2022-NQM1, Class A1(1)(3)	15,220	12,877
CSMC 2022-NWPT
8.29% (1 Month Term SOFR + 3.14%, 3.14% Floor), 09/09/2024, Series 2022-NWPT, Class A(1)(2)	1,867	1,865
CSMC 2022-RPL1 Trust
4.51%, 04/25/2061, Series 2022-RPL1, Class PT(1)(3)	29,110	24,613
CSMC 2022-RPL3 Trust
3.71%, 03/25/2061, Series 2022-RPL3, Class A1(1)(3)	37,214	35,701
CSMC Mortgage-Backed Trust Series 2006-4
6.00%, 05/25/2036, Series 2006-4, Class 1A3	108	63
CSMC Trust 2013-5R
5.46% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 02/27/2036, Series 2013-5R, Class 1A6(1)(2)	82	82
CSMCM 2021-RPL11 Trust
3.78%, 10/27/2061, Series 2021-RP11, Class CERT(1)	1,137	849
CSMCM 2022-RPL1 Trust
4.23%, 04/25/2061, Series 2022-RPL1, Class CERT(1)	1,235	1,044
DBCG 2017-BBG Mortgage Trust
5.89% (1 Month LIBOR USD + 0.70%), 06/15/2034, Series 2017-BBG, Class A(1)(2)	2,645	2,611
DBGS 2018-5BP Mortgage Trust
6.74% (1 Month LIBOR USD + 1.50%, 1.35% Floor), 06/15/2033, Series 2018-5BP, Class D(1)(2)	5,171	4,458
DBUBS 2017-BRBK Mortgage Trust
3.65%, 10/10/2034, Series 2017-BRBK, Class D(1)(3)	2,540	2,013
DC Office Trust 2019-MTC
2.97%, 09/15/2045, Series 2019-MTC, Class A(1)	12,545	9,895
Deephaven Residential Mortgage Trust 2021-2
1.21%, 04/25/2066, Series 2021-2, Class A2(1)(3)	1,933	1,626

Deephaven Residential Mortgage Trust 2022-2
4.30%, 03/25/2067, Series 2022-2, Class A1(1)(3)		9,712	8,993
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2005-2
5.55% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 04/25/2035, Series 2005-2, Class 1A1(2)		2,654	2,322
Eleven Madison Trust 2015-11MD Mortgage Trust
3.67%, 09/10/2035, Series 2015-11MD, Class A(1)(3)		870	774
Ellington Financial Mortgage Trust 2019-2
2.74%, 11/25/2059, Series 2019-2, Class A1(1)(3)		1,195	1,100
3.05%, 11/25/2059, Series 2019-2, Class A3(1)(3)		733	668
Ellington Financial Mortgage Trust 2020-2
1.18%, 10/25/2065, Series 2020-2, Class A1(1)(3)		2,627	2,337
Ellington Financial Mortgage Trust 2021-2
1.09%, 06/25/2066, Series 2021-2, Class A2(1)(3)		4,093	3,229
Ellington Financial Mortgage Trust 2021-3
1.24%, 09/25/2066, Series 2021-3, Class A1(1)(3)		4,331	3,333
Ellington Financial Mortgage Trust 2022-1
2.21%, 01/25/2067, Series 2022-1, Class A1(1)(3)		14,812	12,310
Ellington Financial Mortgage Trust 2022-4
5.90%, 09/25/2067, Series 2022-4, Class A1(1)(4)		73,610	72,613
Eurosail-UK 2007-5np Plc
5.76% (Sterling Overnight Index Average + 0.89%), 09/13/2045, Series 2007-5X, Class A1A(2)	GBP	6,708	7,820
Eurosail-UK 2007-6nc Plc
5.69% (Sterling Overnight Index Average + 0.82%), 09/13/2045, Series 2007-6NCX, Class A3A(2)		144	181
Extended Stay America Trust 2021-ESH
6.27% (1 Month LIBOR USD + 1.08%, 1.08% Floor), 07/15/2038, Series 2021-ESH, Class A(1)(2)		$73,957	72,495
6.57% (1 Month LIBOR USD + 1.38%, 1.38% Floor), 07/15/2038, Series 2021-ESH, Class B(1)(2)		6,799	6,633
8.89% (1 Month LIBOR USD + 3.70%, 3.70% Floor), 07/15/2038, Series 2021-ESH, Class F(1)(2)		164	156
Fannie Mae
1.50%, 07/01/2038(15)		2,628	2,267
1.50%, 07/01/2053(15)		1,064	822
2.00%, 07/01/2038(15)		24,778	21,956
2.00%, 07/01/2053(15)		199,618	162,774
2.00%, 08/01/2053(15)		184,400	150,581
2.50%, 07/01/2038(15)		10,966	9,983
2.50%, 07/01/2053(15)		162,049	137,400
2.50%, 08/01/2053(15)		78,250	66,445
3.00%, 07/01/2053(15)		170,203	149,786
3.00%, 08/01/2053(15)		49,075	43,249
3.50%, 07/01/2053(15)		31,521	28,722
3.50%, 08/01/2053(15)		120,100	109,549
4.00%, 07/01/2036(15)		3,009	2,905
4.00%, 07/01/2053(15)		222,645	208,930
4.00%, 08/01/2053(15)		15,141	14,220
4.50%, 07/01/2038(15)		2,947	2,889
4.50%, 07/01/2053(15)		249,720	240,083
4.50%, 08/01/2053(15)		114,600	110,231
5.00%, 07/01/2053(15)		382,814	375,099
5.50%, 07/01/2053(15)		482,369	480,033
5.50%, 08/01/2053(15)		280,255	278,855
6.00%, 07/01/2053(15)		2,642	2,665
6.50%, 07/01/2053(15)		6,550	6,688
6.50%, 08/01/2053(15)		400	408
Fannie Mae Interest Strip
3.00%, 03/25/2050, Series 428, Class C16		4,588	717
3.50%, 08/25/2049, Series 427, Class C85		1,420	248
Fannie Mae Pool
1.50%, 12/01/2035		477	411
1.50%, 03/01/2036		723	629
1.50%, 05/01/2036		1,141	993
1.50%, 06/01/2036		4,095	3,556
1.50%, 12/01/2036		2,737	2,374
1.50%, 02/01/2037		1,200	1,044
1.50%, 11/01/2041		37,402	30,295
1.50%, 12/01/2041		19,215	15,564
1.50%, 10/01/2050		4,833	3,743
1.50%, 11/01/2050		4,196	3,245
1.50%, 03/01/2051		5,618	4,345
2.00%, 06/01/2035		539	480
2.00%, 06/01/2035		1,132	1,010
2.00%, 09/01/2035		536	478
2.00%, 02/01/2036		882	787
2.00%, 03/01/2036		937	831
2.00%, 04/01/2036		1,337	1,192
2.00%, 05/01/2036		893	793
2.00%, 07/01/2036		1,465	1,307
2.00%, 11/01/2036		661	586
2.00%, 01/01/2037		650	577
2.00%, 02/01/2037		279	247
2.00%, 02/01/2037		640	568
2.00%, 02/01/2037		1,431	1,268
2.00%, 03/01/2037		755	670
2.00%, 03/01/2037		3,471	3,078
2.00%, 03/01/2037		3,565	3,162
2.00%, 04/01/2037		1,988	1,763
2.00%, 10/01/2040		6,937	5,916
2.00%, 11/01/2040		18,062	15,347
2.00%, 05/01/2041		6,293	5,357
2.00%, 06/01/2041		24,971	21,272
2.00%, 12/01/2041		2,947	2,493

2.00%, 02/01/2042	1,266	1,070
2.00%, 02/01/2042	1,403	1,192
2.00%, 03/01/2042	13,386	11,329
2.00%, 04/01/2042	2,096	1,780
2.00%, 09/01/2050	2,405	1,979
2.00%, 10/01/2050	4,326	3,561
2.00%, 12/01/2050	1,043	862
2.00%, 12/01/2050	3,259	2,685
2.00%, 01/01/2051	26,912	22,131
2.00%, 02/01/2051	3,602	2,958
2.00%, 03/01/2051	1,191	984
2.00%, 03/01/2051	2,121	1,747
2.00%, 04/01/2051	742	613
2.00%, 04/01/2051	1,284	1,063
2.00%, 04/01/2051	2,076	1,710
2.00%, 04/01/2051	2,417	1,997
2.00%, 05/01/2051	59,233	48,502
2.00%, 08/01/2051	6,781	5,572
2.00%, 08/01/2051	8,824	7,209
2.00%, 08/01/2051	10,254	8,377
2.00%, 09/01/2051	15,541	12,726
2.00%, 10/01/2051	42,911	35,039
2.00%, 11/01/2051	1,257	1,037
2.00%, 11/01/2051	1,604	1,323
2.00%, 11/01/2051	2,915	2,402
2.00%, 11/01/2051	4,299	3,515
2.00%, 11/01/2051	4,891	4,026
2.00%, 11/01/2051	5,534	4,522
2.00%, 11/01/2051	24,013	19,615
2.00%, 12/01/2051	735	615
2.00%, 12/01/2051	1,166	952
2.00%, 12/01/2051	1,670	1,374
2.00%, 12/01/2051	2,529	2,081
2.00%, 12/01/2051	3,779	3,102
2.00%, 12/01/2051	3,820	3,133
2.00%, 12/01/2051	33,544	27,401
2.00%, 01/01/2052	937	767
2.00%, 01/01/2052	2,668	2,197
2.00%, 01/01/2052	2,977	2,450
2.00%, 01/01/2052	3,454	2,846
2.00%, 01/01/2052	4,594	3,804
2.00%, 01/01/2052	105,563	86,178
2.00%, 02/01/2052	1,742	1,435
2.00%, 02/01/2052	2,101	1,729
2.00%, 02/01/2052	4,035	3,321
2.00%, 02/01/2052	5,917	4,830
2.00%, 02/01/2052	8,972	7,369
2.00%, 02/01/2052	17,040	14,005
2.00%, 03/01/2052	2,245	1,846
2.00%, 03/01/2052	3,202	2,632
2.00%, 03/01/2052	5,851	4,801
2.00%, 04/01/2052	61,267	49,997
2.46%, 04/01/2040	8,775	6,321
2.50%, 11/01/2031	825	763
2.50%, 01/01/2032	692	643
2.50%, 02/01/2035	1,914	1,773
2.50%, 03/01/2036	4,223	3,876
2.50%, 07/01/2050	3,153	2,725
2.50%, 07/01/2050	4,891	4,203
2.50%, 07/01/2050	4,972	4,273
2.50%, 07/01/2050	4,997	4,295
2.50%, 08/01/2050	1,607	1,381
2.50%, 08/01/2050	5,145	4,422
2.50%, 08/01/2050	6,287	5,403
2.50%, 10/01/2050	1	1
2.50%, 11/01/2050	1,117	966
2.50%, 11/01/2050	3,635	3,142
2.50%, 01/01/2051	890	765
2.50%, 02/01/2051	4,478	3,816
2.50%, 02/01/2051	21,015	17,904
2.50%, 02/01/2051	29,151	24,845
2.50%, 02/01/2051	80,437	68,485
2.50%, 03/01/2051	15	13
2.50%, 03/01/2051	38	33
2.50%, 09/01/2051	13,550	11,590
2.50%, 11/01/2051	2,331	2,004
2.50%, 11/01/2051	15,972	13,619
2.50%, 12/01/2051	1	1
2.50%, 12/01/2051	47,973	40,742
2.50%, 01/01/2052	2,588	2,241
2.50%, 01/01/2052	4,215	3,592
2.50%, 01/01/2052	4,340	3,709
2.50%, 01/01/2052	4,542	3,912
2.50%, 01/01/2052	5,480	4,697
2.50%, 01/01/2052	5,506	4,731
2.50%, 01/01/2052	6,208	5,336
2.50%, 01/01/2052	6,812	5,825
2.50%, 01/01/2052	8,299	7,098
2.50%, 01/01/2052	10,207	8,749

2.50%, 02/01/2052	950	821
2.50%, 02/01/2052	1,375	1,184
2.50%, 02/01/2052	4,902	4,202
2.50%, 02/01/2052	5,796	4,965
2.50%, 02/01/2052	48,383	41,087
2.50%, 04/01/2052	20,790	17,664
3.00%, 02/01/2030	2,417	2,331
3.00%, 03/01/2030	2,741	2,640
3.00%, 09/01/2030	928	884
3.00%, 04/01/2031	4,245	4,007
3.00%, 06/01/2032	497	468
3.00%, 09/01/2032	998	939
3.00%, 10/01/2032	3,688	3,471
3.00%, 12/01/2032	1,059	996
3.00%, 12/01/2032	2,265	2,132
3.00%, 10/01/2033	942	881
3.00%, 11/01/2033	2,985	2,815
3.00%, 02/01/2034	1,644	1,548
3.00%, 12/01/2034	2,485	2,327
3.00%, 01/01/2035	919	860
3.00%, 01/01/2035	1,694	1,586
3.00%, 02/01/2035	1,473	1,379
3.00%, 02/01/2035	2,342	2,204
3.00%, 11/01/2035	3,671	3,460
3.00%, 11/01/2036	733	678
3.00%, 11/01/2036	985	911
3.00%, 12/01/2036	979	904
3.00%, 03/01/2038	776	714
3.00%, 01/01/2043	1,186	1,071
3.00%, 02/01/2043	1,809	1,633
3.00%, 04/01/2043	1,336	1,206
3.00%, 06/01/2043	1,450	1,309
3.00%, 08/01/2043	4,204	3,795
3.00%, 09/01/2043	692	625
3.00%, 07/01/2045	2,768	2,499
3.00%, 05/01/2046	3,339	2,995
3.00%, 07/01/2046	802	718
3.00%, 09/01/2046	2,680	2,419
3.00%, 10/01/2046	952	852
3.00%, 11/01/2046	204	183
3.00%, 11/01/2046	734	657
3.00%, 11/01/2046	943	844
3.00%, 11/01/2046	968	866
3.00%, 11/01/2046	1,020	913
3.00%, 11/01/2046	2,290	2,050
3.00%, 01/01/2047	1,015	908
3.00%, 01/01/2047	7,259	6,503
3.00%, 04/01/2047	940	841
3.00%, 04/01/2047	1,193	1,064
3.00%, 06/01/2047	1,319	1,181
3.00%, 08/01/2047	5,974	5,349
3.00%, 11/01/2047	2,373	2,123
3.00%, 04/01/2048	10,699	9,659
3.00%, 09/01/2048	789	707
3.00%, 02/01/2049	1,115	998
3.00%, 08/01/2049	1,048	939
3.00%, 08/01/2049	21,840	19,374
3.00%, 09/01/2049	14,525	12,971
3.00%, 09/01/2049	18,064	16,114
3.00%, 10/01/2049	29,556	26,336
3.00%, 11/01/2049	21,361	19,055
3.00%, 03/01/2050	1,106	981
3.00%, 03/01/2050	7,317	6,498
3.00%, 07/01/2050	1,975	1,752
3.00%, 07/01/2050	24,488	21,818
3.00%, 08/01/2050	1,020	902
3.00%, 08/01/2050	1,883	1,667
3.00%, 10/01/2050	3,438	3,047
3.00%, 04/01/2051	8,856	7,901
3.00%, 03/01/2052	134	118
3.00%, 03/01/2052	267	235
3.00%, 03/01/2052	959	844
3.00%, 03/01/2052	43,110	37,953
3.00%, 04/01/2052	33	29
3.00%, 04/01/2052	264	232
3.00%, 04/01/2052	354	312
3.00%, 04/01/2052	525	463
3.00%, 04/01/2052	2,079	1,831
3.00%, 04/01/2052	2,318	2,043
3.00%, 04/01/2052	7,112	6,264
3.00%, 04/01/2052	69,982	61,661
3.00%, 05/01/2052	392	345
3.00%, 05/01/2052	952	838
3.00%, 05/01/2052	964	849
3.00%, 05/01/2052	978	862
3.00%, 05/01/2052	1,190	1,048
3.00%, 05/01/2052	10,518	9,260
3.00%, 06/01/2052	48	43
3.00%, 06/01/2052	365	321

3.00%, 06/01/2052	472	416
3.00%, 06/01/2052	484	426
3.00%, 06/01/2052	628	553
3.00%, 06/01/2052	682	600
3.00%, 06/01/2052	968	852
3.00%, 06/01/2052	1,074	946
3.00%, 06/01/2052	2,127	1,874
3.00%, 06/01/2052	4,576	4,030
3.00%, 06/01/2052	65,723	57,879
3.00%, 07/01/2052	1,086	956
3.00%, 07/01/2052	2,074	1,826
3.00%, 07/01/2052	2,105	1,854
3.00%, 07/01/2052	44,621	39,296
3.00%, 08/01/2052	15,846	13,951
3.50%, 11/01/2032	619	593
3.50%, 09/01/2033	2,442	2,339
3.50%, 12/01/2033	2,104	2,012
3.50%, 07/01/2034	1,965	1,882
3.50%, 01/01/2038	1,902	1,800
3.50%, 09/01/2042	68	64
3.50%, 12/01/2042	471	437
3.50%, 12/01/2042	715	664
3.50%, 06/01/2043	666	623
3.50%, 06/01/2043	904	841
3.50%, 08/01/2043	46	43
3.50%, 01/01/2044	2,169	2,016
3.50%, 04/01/2045	9	8
3.50%, 06/01/2045	730	679
3.50%, 06/01/2045	874	813
3.50%, 07/01/2045	980	912
3.50%, 09/01/2045	1,558	1,458
3.50%, 11/01/2045	1,884	1,752
3.50%, 02/01/2046	3,666	3,410
3.50%, 06/01/2046	1,168	1,087
3.50%, 06/01/2046	1,437	1,336
3.50%, 06/01/2046	1,572	1,463
3.50%, 09/01/2046	1,652	1,536
3.50%, 12/01/2046	608	563
3.50%, 01/01/2047	1,959	1,817
3.50%, 01/01/2047	6,189	5,733
3.50%, 02/01/2047	397	367
3.50%, 07/01/2047	2,663	2,463
3.50%, 08/01/2047	5,756	5,353
3.50%, 11/01/2047	2,766	2,553
3.50%, 12/01/2047	1,190	1,098
3.50%, 12/01/2047	1,513	1,398
3.50%, 12/01/2047	1,734	1,600
3.50%, 12/01/2047	1,824	1,687
3.50%, 01/01/2048	1,744	1,612
3.50%, 01/01/2048	3,471	3,203
3.50%, 01/01/2048	4,511	4,171
3.50%, 02/01/2048	710	661
3.50%, 02/01/2048	4,458	4,115
3.50%, 12/01/2048	9,480	8,755
3.50%, 06/01/2049	5,159	4,775
3.50%, 09/01/2049	2,095	1,933
3.50%, 07/01/2050	4,194	3,874
3.50%, 01/01/2051	12,485	11,513
3.50%, 07/01/2051	2,897	2,650
3.50%, 04/01/2052	3,891	3,550
3.50%, 04/01/2052	4,899	4,468
3.50%, 04/01/2052	6,787	6,187
3.50%, 05/01/2052	1,742	1,587
3.50%, 05/01/2052	4,039	3,682
3.50%, 05/01/2052	4,860	4,431
3.50%, 05/01/2052	6,611	6,031
3.50%, 05/01/2052	13,296	12,135
3.50%, 06/01/2052	49	44
3.50%, 06/01/2052	207	189
3.50%, 06/01/2052	3,882	3,540
3.50%, 07/01/2052	127	116
3.50%, 07/01/2052	365	333
3.50%, 07/01/2052	511	466
3.50%, 07/01/2052	2,935	2,677
3.50%, 07/01/2052	3,228	2,943
3.50%, 07/01/2052	35,210	32,101
3.50%, 08/01/2052	24	22
3.50%, 08/01/2052	494	450
3.50%, 08/01/2052	494	450
3.50%, 08/01/2052	941	858
3.50%, 08/01/2052	6,885	6,276
3.50%, 09/01/2052	121	110
3.50%, 10/01/2052	163	149
3.50%, 10/01/2052	4,756	4,335
3.50%, 11/01/2052	487	444
3.50%, 11/01/2052	496	452
3.50%, 12/01/2052	2,739	2,497
3.50%, 12/01/2052	4,066	3,706
4.00%, 02/01/2039	82	79

4.00%, 11/01/2040	1,010	961
4.00%, 01/01/2042	1,153	1,109
4.00%, 03/01/2042	1,326	1,275
4.00%, 06/01/2042	4,687	4,460
4.00%, 08/01/2042	990	950
4.00%, 02/01/2043	148	140
4.00%, 12/01/2043	1,043	1,001
4.00%, 06/01/2045	2,114	1,992
4.00%, 10/01/2045	963	911
4.00%, 12/01/2045	1,680	1,603
4.00%, 03/01/2046	4,835	4,625
4.00%, 09/01/2046	483	458
4.00%, 12/01/2046	1,882	1,795
4.00%, 02/01/2047	911	870
4.00%, 02/01/2047	1,439	1,375
4.00%, 03/01/2047	603	569
4.00%, 04/01/2047	153	146
4.00%, 04/01/2047	616	587
4.00%, 05/01/2047	15	14
4.00%, 05/01/2047	676	645
4.00%, 06/01/2047	648	618
4.00%, 07/01/2047	597	569
4.00%, 08/01/2047	13	12
4.00%, 08/01/2047	691	659
4.00%, 08/01/2047	971	928
4.00%, 08/01/2047	5,602	5,341
4.00%, 09/01/2047	107	102
4.00%, 10/01/2047	3,054	2,912
4.00%, 01/01/2048	41	39
4.00%, 03/01/2048	115	109
4.00%, 04/01/2048	59	56
4.00%, 04/01/2048	191	182
4.00%, 05/01/2048	219	208
4.00%, 06/01/2048	3,416	3,257
4.00%, 07/01/2048	149	142
4.00%, 07/01/2048	158	151
4.00%, 07/01/2048	2,619	2,493
4.00%, 08/01/2048	9	9
4.00%, 08/01/2048	44	42
4.00%, 08/01/2048	171	163
4.00%, 09/01/2048	16	15
4.00%, 09/01/2048	68	65
4.00%, 09/01/2048	101	96
4.00%, 09/01/2048	1,109	1,056
4.00%, 09/01/2048	10,024	9,613
4.00%, 10/01/2048	464	442
4.00%, 11/01/2048	24	22
4.00%, 11/01/2048	188	179
4.00%, 12/01/2048	66	63
4.00%, 12/01/2048	143	136
4.00%, 12/01/2048	563	537
4.00%, 01/01/2049	2,898	2,785
4.00%, 02/01/2049	2,415	2,315
4.00%, 03/01/2049	324	309
4.00%, 03/01/2049	10,168	9,672
4.00%, 06/01/2049	14,550	13,854
4.00%, 08/01/2049	85	81
4.00%, 09/01/2049	4,155	3,949
4.00%, 10/01/2049	79	75
4.00%, 11/01/2049	335	319
4.00%, 11/01/2049	630	598
4.00%, 12/01/2049	344	328
4.00%, 12/01/2049	537	512
4.00%, 02/01/2050	4,151	3,971
4.00%, 03/01/2050	1,884	1,786
4.00%, 03/01/2050	4,577	4,352
4.00%, 04/01/2050	118	113
4.00%, 04/01/2050	769	731
4.00%, 05/01/2050	624	592
4.00%, 05/01/2050	1,733	1,649
4.00%, 06/01/2050	2,454	2,327
4.00%, 08/01/2050	760	721
4.00%, 08/01/2050	59,260	56,222
4.00%, 11/01/2050	54	52
4.00%, 11/01/2050	179	170
4.00%, 01/01/2051	217	205
4.00%, 01/01/2051	8,861	8,434
4.00%, 03/01/2051	1,138	1,083
4.00%, 03/01/2051	10,055	9,557
4.00%, 05/01/2051	22,960	21,832
4.00%, 10/01/2051	23,316	22,130
4.00%, 05/01/2052	3,760	3,531
4.00%, 04/01/2053	11,908	11,176
4.00%, 05/01/2053	10,999	10,323
4.00%, 06/01/2053	10,999	10,323
4.50%, 11/01/2035	128	126
4.50%, 11/01/2040	899	888
4.50%, 05/01/2041	1,394	1,373
4.50%, 05/01/2041	2,326	2,292

4.50%, 06/01/2045		148	145
4.50%, 02/01/2046		801	786
4.50%, 03/01/2046		681	668
4.50%, 09/01/2046		1,116	1,095
4.50%, 02/01/2047		3,273	3,233
4.50%, 05/01/2047		1,889	1,865
4.50%, 11/01/2047		1,274	1,250
4.50%, 04/01/2048		667	652
4.50%, 05/01/2048		1,861	1,819
4.50%, 05/01/2048		4,461	4,363
4.50%, 08/01/2048		393	384
4.50%, 08/01/2048		3,101	3,024
4.50%, 09/01/2048		1,009	986
4.50%, 11/01/2048		536	523
4.50%, 12/01/2048		1,291	1,264
4.50%, 05/01/2049		2,109	2,060
4.50%, 09/01/2049		4,717	4,617
4.50%, 01/01/2050		2,692	2,606
4.50%, 07/01/2052		768	738
4.50%, 05/01/2053		90,129	86,661
5.00%, 11/01/2044		1,381	1,391
5.00%, 12/01/2052		775	760
5.00%, 01/01/2053		991	971
5.00%, 01/01/2053		5,821	5,705
5.00%, 04/01/2053		6,506	6,401
5.50%, 05/01/2034		758	776
5.50%, 12/01/2039		133	136
5.50%, 03/01/2040		833	853
5.50%, 06/01/2041		121	124
5.50%, 02/01/2042		501	512
5.50%, 10/01/2043		245	250
5.50%, 05/01/2044		3,091	3,166
5.50%, 12/01/2052		389	388
5.50%, 12/01/2052		681	677
5.50%, 01/01/2053		180	179
5.50%, 01/01/2053		519	517
5.50%, 01/01/2053		1,515	1,512
5.50%, 01/01/2053		1,953	1,947
5.50%, 02/01/2053		1,157	1,151
5.50%, 02/01/2053		2,446	2,434
5.50%, 02/01/2053		3,313	3,303
5.50%, 02/01/2053		10,985	10,933
5.50%, 03/01/2053		422	420
5.50%, 03/01/2053		1,865	1,856
5.50%, 03/01/2053		3,056	3,041
5.50%, 04/01/2053		1,040	1,036
5.50%, 05/01/2053		1,016	1,013
5.50%, 05/01/2053		1,035	1,031
5.50%, 05/01/2053		3,931	3,919
5.50%, 05/01/2053		3,996	3,979
5.50%, 05/01/2053		4,918	4,904
5.50%, 05/01/2053		61,245	60,957
5.50%, 06/01/2053		3,518	3,508
5.50%, 06/01/2053		67,468	67,151
6.00%, 07/01/2041		2,821	2,930
6.00%, 11/01/2052		638	646
6.00%, 12/01/2052		31,824	32,141
6.00%, 01/01/2053		991	1,014
6.00%, 01/01/2053		3,890	3,927
6.00%, 04/01/2053		2,253	2,278
6.00%, 05/01/2053		585	592
6.00%, 05/01/2053		592	606
6.00%, 05/01/2053		1,208	1,222
6.00%, 05/01/2053		3,746	3,787
Fannie Mae REMICS
3.00%, 09/25/2049, Series 2019-52, Class PA		354	311
3.50%, 03/25/2042, Series 2012-20, Class ZT		2,159	1,980
3.50%, 01/25/2047, Series 2018-55, Class PA		2,250	2,141
3.50%, 06/25/2047, Series 2018-38, Class PA		2,896	2,725
3.50%, 02/25/2051, Series 2021-3, Class MI		1,373	241
4.00%, 05/25/2047, Series 2018-86, Class JA		928	887
4.00%, 06/25/2051, Series 2021-31, Class IB		1,400	273
5.65% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 01/25/2050, Series 2019-79, Class FA(2)		1,932	1,874
Flagstar Mortgage Trust 2017-2
4.01%, 10/25/2047, Series 2017-2, Class B1(1)(3)		1,183	1,057
Flagstar Mortgage Trust 2020-1NV
5.99% (1 Month LIBOR USD + 0.85%, 6.00% Cap), 03/25/2050, Series 2020-1INV, Class A11(1)(2)		735	681
Flagstar Mortgage Trust 2021-5INV
2.50%, 07/25/2051, Series 2021-5INV, Class A16(1)(3)		3,746	2,918
2.50%, 07/25/2051, Series 2021-5INV, Class A2(1)(3)		5,418	4,349
Fontainebleau Miami Beach Trust 2019-FBLU
3.75%, 12/10/2036, Series 2019-FBLU, Class C(1)		7,500	7,085
Formentera Issuer Plc
5.36% (Sterling Overnight Index Average + 0.80%), 07/28/2047, Series 2022-1, Class A(2)	GBP	22,359	28,160
Freddie Mac Gold Pool
2.50%, 02/01/2032		$3,769	3,495
3.00%, 03/01/2031		246	232
3.00%, 12/01/2032		840	792
3.00%, 06/01/2033		337	316

3.00%, 02/01/2038	1,153	1,063
3.00%, 04/01/2046	58	52
3.00%, 06/01/2046	2,122	1,905
3.00%, 08/01/2046	2,627	2,355
3.00%, 09/01/2046	7,971	7,143
3.00%, 10/01/2046	2,564	2,304
3.00%, 11/01/2046	2,853	2,550
3.00%, 12/01/2046	1,963	1,761
3.00%, 01/01/2047	3,566	3,194
3.00%, 02/01/2047	3,546	3,176
3.00%, 03/01/2047	2,097	1,878
3.00%, 04/01/2047	1,289	1,154
3.50%, 05/01/2033	171	164
3.50%, 08/01/2033	1,394	1,338
3.50%, 08/01/2033	4,075	3,909
3.50%, 11/01/2033	2,626	2,518
3.50%, 07/01/2043	159	148
3.50%, 10/01/2045	4,794	4,466
3.50%, 06/01/2046	1,861	1,731
3.50%, 08/01/2046	2,898	2,714
3.50%, 08/01/2046	8,660	8,063
3.50%, 11/01/2046	698	648
3.50%, 02/01/2047	347	321
3.50%, 04/01/2047	1,351	1,250
3.50%, 09/01/2047	4,653	4,265
3.50%, 10/01/2047	1,017	940
3.50%, 11/01/2047	690	637
3.50%, 11/01/2047	1,131	1,045
3.50%, 12/01/2047	15,596	14,448
3.50%, 01/01/2048	822	760
3.50%, 01/01/2048	10,852	10,124
3.50%, 02/01/2048	730	675
3.50%, 03/01/2048	16,377	15,172
4.00%, 01/01/2045	807	775
4.00%, 12/01/2045	1,645	1,575
4.00%, 03/01/2048	3,826	3,659
4.00%, 07/01/2048	4,145	3,965
4.00%, 11/01/2048	16,298	15,592
4.50%, 05/01/2044	146	144
4.50%, 06/01/2045	361	357
4.50%, 02/01/2046	383	379
4.50%, 05/01/2046	406	402
4.50%, 06/01/2046	408	401
4.50%, 02/01/2047	327	324
4.50%, 12/01/2047	1,050	1,031
4.50%, 10/01/2048	2,433	2,385
5.00%, 07/01/2048	508	507
5.00%, 08/01/2048	236	235
5.00%, 09/01/2048	155	154
5.00%, 10/01/2048	654	651
5.00%, 11/01/2048	1,032	1,028
5.50%, 08/01/2041	2,940	3,012
8.00%, 04/01/2032	102	106
Freddie Mac Multifamily Structured Pass-Through Certificates
0.91%, 01/25/2031, Series KLU1, Class X1(3)	246,212	4,611
1.05%, 04/25/2034, Series K-1512, Class X1(3)	18,848	1,202
3.10%, 10/25/2046, Series Q010, Class APT3(3)	198	188
3.75%, 04/25/2033, Series K155, Class A3	5,505	5,108
4.42%, 12/25/2047, Series Q010, Class APT2(3)	106	106
Freddie Mac Pool
1.50%, 04/01/2036	915	797
1.50%, 04/01/2036	5,566	4,857
1.50%, 05/01/2036	1,213	1,053
1.50%, 08/01/2050	1,842	1,428
1.50%, 10/01/2050	4,628	3,585
2.00%, 09/01/2035	1,573	1,404
2.00%, 01/01/2036	3,410	3,043
2.00%, 02/01/2036	1,823	1,625
2.00%, 02/01/2036	3,474	3,098
2.00%, 03/01/2036	616	547
2.00%, 05/01/2036	3,779	3,354
2.00%, 04/01/2037	1,246	1,105
2.00%, 09/01/2040	9,488	8,135
2.00%, 10/01/2040	7,466	6,368
2.00%, 05/01/2041	1,670	1,426
2.00%, 02/01/2042	859	730
2.00%, 03/01/2042	3,162	2,686
2.00%, 04/01/2042	898	760
2.00%, 04/01/2042	5,165	4,366
2.00%, 08/01/2050	648	534
2.00%, 11/01/2050	1,185	979
2.00%, 02/01/2051	37,543	30,794
2.00%, 03/01/2051	7,549	6,185
2.00%, 04/01/2051	3,920	3,244
2.00%, 04/01/2051	78,472	64,257
2.00%, 05/01/2051	2,129	1,759
2.00%, 07/01/2051	8,471	7,022
2.00%, 09/01/2051	487	401
2.00%, 09/01/2051	2,469	2,027

2.00%, 10/01/2051	650	531
2.00%, 10/01/2051	8,002	6,538
2.00%, 12/01/2051	396	327
2.00%, 12/01/2051	979	806
2.00%, 12/01/2051	2,061	1,696
2.00%, 12/01/2051	2,615	2,155
2.00%, 12/01/2051	4,778	3,902
2.00%, 01/01/2052	4,566	3,775
2.00%, 01/01/2052	6,189	5,101
2.00%, 01/01/2052	19,745	16,291
2.00%, 02/01/2052	256	210
2.00%, 02/01/2052	853	697
2.00%, 02/01/2052	2,324	1,912
2.50%, 01/01/2035	13,454	12,348
2.50%, 01/01/2036	1,075	984
2.50%, 01/01/2036	1,955	1,790
2.50%, 07/01/2050	874	750
2.50%, 02/01/2051	7,436	6,427
2.50%, 03/01/2051	29	24
2.50%, 05/01/2051	4,336	3,766
2.50%, 05/01/2051	19,731	16,926
2.50%, 08/01/2051	9,589	8,155
2.50%, 11/01/2051	4,258	3,665
2.50%, 11/01/2051	19,054	16,336
2.50%, 12/01/2051	10,724	9,188
2.50%, 01/01/2052	12,996	11,117
2.50%, 01/01/2052	37,054	31,465
2.50%, 01/01/2052	49,277	42,187
2.50%, 02/01/2052	77,818	66,083
2.50%, 04/01/2052	20,473	17,368
2.50%, 04/01/2052	20,972	17,975
2.50%, 05/01/2052	47,835	40,581
3.00%, 05/01/2031	3,288	3,140
3.00%, 11/01/2034	867	812
3.00%, 09/01/2046	6,816	6,124
3.00%, 05/01/2047	2,764	2,487
3.00%, 09/01/2049	1,217	1,091
3.00%, 11/01/2049	8,442	7,539
3.00%, 01/01/2050	6,745	6,010
3.00%, 01/01/2050	25,750	22,969
3.00%, 02/01/2050	3,230	2,785
3.00%, 02/01/2050	7,225	6,451
3.00%, 04/01/2050	5,014	4,467
3.00%, 07/01/2050	21,957	19,563
3.00%, 08/01/2050	4,486	3,997
3.00%, 12/01/2050	7,656	6,829
3.00%, 01/01/2052	44	39
3.00%, 02/01/2052	75	66
3.00%, 03/01/2052	921	811
3.00%, 03/01/2052	66,866	58,867
3.00%, 04/01/2052	49	43
3.00%, 04/01/2052	457	403
3.00%, 04/01/2052	866	763
3.00%, 04/01/2052	960	846
3.00%, 04/01/2052	979	862
3.00%, 04/01/2052	29,979	26,407
3.00%, 05/01/2052	33	29
3.00%, 05/01/2052	953	839
3.00%, 05/01/2052	1,418	1,249
3.00%, 05/01/2052	5,268	4,638
3.00%, 06/01/2052	40	36
3.00%, 06/01/2052	288	254
3.00%, 06/01/2052	1,015	894
3.00%, 06/01/2052	1,178	1,037
3.00%, 06/01/2052	1,446	1,274
3.00%, 06/01/2052	13,389	11,787
3.00%, 06/01/2052	55,313	48,696
3.00%, 07/01/2052	43	38
3.00%, 07/01/2052	974	858
3.00%, 07/01/2052	2,237	1,972
3.00%, 07/01/2052	3,245	2,858
3.00%, 07/01/2052	256,039	225,413
3.00%, 08/01/2052	6,444	5,673
3.50%, 06/01/2033	3,206	3,072
3.50%, 06/01/2042	28	26
3.50%, 06/01/2046	292	271
3.50%, 11/01/2047	12,479	11,536
3.50%, 12/01/2047	148	137
3.50%, 03/01/2048	3,429	3,165
3.50%, 08/01/2049	2,189	2,019
3.50%, 01/01/2050	416	384
3.50%, 11/01/2050	2,042	1,882
3.50%, 02/01/2052	23	21
3.50%, 04/01/2052	5,837	5,322
3.50%, 05/01/2052	249	227
3.50%, 05/01/2052	984	897
3.50%, 05/01/2052	20,917	19,067
3.50%, 05/01/2052	33,728	30,754
3.50%, 06/01/2052	933	851

3.50%, 06/01/2052	989	902
3.50%, 06/01/2052	2,922	2,665
3.50%, 06/01/2052	4,826	4,401
3.50%, 06/01/2052	35,224	32,123
3.50%, 07/01/2052	980	893
3.50%, 07/01/2052	2,849	2,598
3.50%, 07/01/2052	38,742	35,346
3.50%, 07/01/2052	116,184	105,896
3.50%, 08/01/2052	152	138
3.50%, 08/01/2052	30,408	27,731
3.50%, 08/01/2052	40,248	36,699
3.50%, 09/01/2052	7,443	6,784
3.50%, 10/01/2052	695	634
3.50%, 11/01/2052	16,700	15,221
3.50%, 01/01/2053	8,071	7,356
4.00%, 08/01/2038	319	301
4.00%, 11/01/2042	329	313
4.00%, 05/01/2047	175	167
4.00%, 04/01/2048	188	180
4.00%, 07/01/2048	10	9
4.00%, 07/01/2048	215	205
4.00%, 07/01/2048	565	539
4.00%, 11/01/2048	289	276
4.00%, 12/01/2048	256	244
4.00%, 12/01/2049	1,607	1,529
4.00%, 01/01/2050	1,944	1,845
4.00%, 02/01/2050	1,336	1,276
4.00%, 03/01/2050	60	57
4.00%, 03/01/2050	166	158
4.00%, 03/01/2050	4,735	4,515
4.00%, 05/01/2050	31	29
4.00%, 05/01/2050	66	63
4.00%, 06/01/2050	88	83
4.00%, 06/01/2050	562	532
4.00%, 05/01/2051	217	204
4.00%, 09/01/2051	56	53
4.00%, 07/01/2052	8,262	7,758
4.00%, 04/01/2053	10,999	10,323
4.00%, 05/01/2053	10,999	10,323
4.00%, 06/01/2053	10,999	10,323
4.00%, 07/01/2053	10,999	10,323
4.50%, 03/01/2050	1,484	1,452
4.50%, 07/01/2052	723	695
4.50%, 07/01/2052	4,540	4,365
4.50%, 08/01/2052	1,415	1,360
4.50%, 08/01/2052	24,107	23,182
4.50%, 11/01/2052	2,107	2,025
5.00%, 12/01/2041	573	573
5.00%, 03/01/2042	157	161
5.00%, 10/01/2052	54,115	53,033
5.00%, 11/01/2052	1,673	1,639
5.00%, 12/01/2052	1,868	1,833
5.00%, 12/01/2052	2,111	2,071
5.00%, 12/01/2052	3,462	3,396
5.00%, 01/01/2053	2,162	2,121
5.00%, 02/01/2053	697	683
5.50%, 08/01/2026(9)	0	0
5.50%, 09/01/2052	606	603
5.50%, 01/01/2053	517	514
5.50%, 01/01/2053	557	556
5.50%, 01/01/2053	2,327	2,317
5.50%, 01/01/2053	18,456	18,370
5.50%, 02/01/2053	654	651
5.50%, 02/01/2053	1,437	1,430
5.50%, 03/01/2053	44	43
5.50%, 03/01/2053	4,541	4,527
5.50%, 03/01/2053	5,405	5,380
5.50%, 04/01/2053	15,656	15,583
5.50%, 05/01/2053	999	994
5.50%, 05/01/2053	4,288	4,274
5.50%, 05/01/2053	4,823	4,809
5.50%, 06/01/2053	185,963	185,088
6.00%, 11/01/2052	604	611
6.00%, 01/01/2053	2,849	2,877
6.00%, 01/01/2053	3,152	3,225
6.00%, 01/01/2053	10,140	10,229
6.00%, 02/01/2053	134	138
6.00%, 02/01/2053	237	245
6.00%, 02/01/2053	1,576	1,591
6.00%, 02/01/2053	2,076	2,124
6.00%, 02/01/2053	5,124	5,235
6.00%, 03/01/2053	986	996
6.00%, 03/01/2053	1,460	1,501
6.00%, 03/01/2053	2,804	2,869
6.00%, 04/01/2053	1,925	1,943
6.00%, 05/01/2053	1,472	1,488
6.00%, 05/01/2053	4,074	4,111
6.00%, 06/01/2053	3,351	3,388
6.50%, 01/01/2053	627	640

6.50%, 02/01/2053	140	144
6.50%, 03/01/2053	943	963
Freddie Mac REMICS
3.00%, 01/15/2049, Series 4896, Class DA	764	681
3.00%, 04/15/2049, Series 4879, Class BC	2,088	1,852
3.00%, 11/25/2051, Series 5161, Class LI	2,604	338
3.00%, 02/25/2052, Series 5196, Class DI	1,313	202
3.50%, 03/25/2051, Series 5081, Class AI	774	135
4.00%, 12/25/2050, Series 5052, Class KI	544	104
Freddie Mac STACR REMIC Trust 2021-DNA3
7.17% (30-day Average SOFR + 2.10%), 10/25/2033, Series 2021-DNA3, Class M2(1)(2)	7,025	6,891
Freddie Mac STACR REMIC Trust 2021-DNA5
6.72% (30-day Average SOFR + 1.65%), 01/25/2034, Series 2021-DNA5, Class M2(1)(2)	2,709	2,704
Freddie Mac STACR REMIC Trust 2021-DNA6
6.57% (30-day Average SOFR + 1.50%), 10/25/2041, Series 2021-DNA6, Class M2(1)(2)	18,350	17,891
Freddie Mac STACR REMIC Trust 2021-HQA3
5.92% (30-day Average SOFR + 0.85%), 09/25/2041, Series 2021-HQA3, Class M1(1)(2)	7,295	7,076
Freddie Mac STACR REMIC Trust 2022-DNA7
10.07% (30-day Average SOFR + 5.00%), 03/25/2052, Series 2022-DNA7, Class M1B(1)(2)	9,000	9,663
Freddie Mac STACR Trust 2018-DNA2
6.10% (1 Month LIBOR USD + 0.95%), 12/25/2030, Series 2018-DNA2, Class M2AS(1)(2)	3,121	3,110
Freddie Mac Strips
3.00%, 09/15/2044, Series 337, Class 300	37,111	33,571
3.00%, 10/15/2052, Series 389, Class C45	10,865	1,772
Freddie Mac Structured Agency Credit Risk Debt Notes
7.17% (30-day Average SOFR + 2.10%), 04/25/2043, Series 2023-DNA2, Class M1A(1)(2)	3,990	4,001
Freddie Mac Whole Loan Securities Trust
3.65%, 12/25/2046, Series 2017-SC01, Class M1(1)(3)	929	887
FREMF 2019-K736 Mortgage Trust
3.89%, 07/25/2026, Series 2019-K736, Class B(1)(3)	5,440	5,105
FREMF 2019-K94 Mortgage Trust
4.10%, 07/25/2052, Series 2019-K94, Class B(1)(3)	2,800	2,557
FREMF 2019-K98 Mortgage Trust
3.86%, 10/25/2052, Series 2019-K98, Class B(1)(3)	2,895	2,606
Galton Funding Mortgage Trust 2018-2
4.00%, 10/25/2058, Series 2018-2, Class A22(1)(3)	329	304
Galton Funding Mortgage Trust 2019-1
4.00%, 02/25/2059, Series 2019-1, Class A22(1)(3)	357	336
Galton Funding Mortgage Trust 2019-H1
2.96%, 10/25/2059, Series 2019-H1, Class A3(1)(3)	1,835	1,778
GCAT 2019-RPL1 Trust
2.65%, 10/25/2068, Series 2019-RPL1, Class A1(1)(3)	1,748	1,631
GCAT 2022-NQM4 Trust
5.27%, 08/25/2067, Series 2022-NQM4, Class A1(1)(4)	2,056	2,006
GCT Commercial Mortgage Trust 2021-GCT
6.89% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 02/15/2038, Series 2021-GCT, Class C(1)(2)	3,000	2,088
Ginnie Mae
2.00%, 07/01/2053(15)	48,240	40,542
2.50%, 07/01/2053(15)	119,184	103,196
3.00%, 07/15/2042(15)	7,726	6,903
3.00%, 07/20/2049, Series 2019-90, Class HE	165	146
3.00%, 09/20/2049, Series 2019-119, Class JE	1,286	1,141
3.50%, 07/01/2042(15)	344	317
3.50%, 08/20/2048, Series 2018-115, Class DE	2,319	2,156
3.50%, 09/20/2048, Series 2018-124, Class NW	1,744	1,634
3.50%, 12/20/2048, Series 2019-44, Class CA	19	18
3.50%, 08/01/2053(15)	600	554
4.00%, 07/01/2053(15)	16,769	15,867
4.00%, 08/01/2053(15)	5,400	5,113
4.50%, 07/01/2053(15)	95,476	92,149
5.00%, 07/01/2053(15)	37,559	36,908
5.50%, 07/01/2038(15)	9,517	9,472
6.00%, 07/01/2053(15)	6,352	6,394
6.50%, 07/01/2053(15)	3,091	3,145
Ginnie Mae I Pool
4.50%, 05/15/2041	244	236
5.00%, 09/15/2041	102	103
5.00%, 07/15/2044	70	70
7.50%, 08/15/2033	74	76
Ginnie Mae II Pool
2.00%, 08/20/2050	13,663	11,542
2.00%, 11/20/2050	1,828	1,543
2.00%, 01/20/2051	21,962	18,511
2.00%, 02/20/2051	1,630	1,374
2.50%, 04/20/2051	3,274	2,845
2.50%, 10/20/2051	52,784	45,739
2.50%, 12/20/2051	34,365	29,767
3.00%, 02/20/2043	1,145	1,028
3.00%, 06/20/2045	12,338	11,248
3.00%, 10/20/2045	2,444	2,234
3.00%, 05/20/2046	3,880	3,528
3.00%, 07/20/2046	4,733	4,308
3.00%, 10/20/2046	738	670
3.00%, 12/20/2046	1,813	1,646
3.00%, 03/20/2047	486	441
3.00%, 09/20/2047	4,828	4,369
3.00%, 11/20/2047	1,682	1,523
3.00%, 01/20/2048	2,132	1,931
3.00%, 10/20/2049	4,521	3,954

3.00%, 03/20/2050		2,210	1,947
3.00%, 04/20/2050		119	105
3.00%, 04/20/2051		11,297	10,153
3.00%, 07/20/2051		22,027	19,771
3.50%, 06/20/2043		769	725
3.50%, 07/20/2043		778	733
3.50%, 01/20/2045		990	928
3.50%, 12/20/2045		900	840
3.50%, 01/20/2046		622	584
3.50%, 03/20/2046		6,785	6,355
3.50%, 04/20/2046		2,253	2,110
3.50%, 05/20/2046		1,037	972
3.50%, 06/20/2046		1,459	1,369
3.50%, 12/20/2046		1,549	1,451
3.50%, 01/20/2047		1,874	1,757
3.50%, 04/20/2047		2,496	2,338
3.50%, 05/20/2047		110	103
3.50%, 06/20/2047		6,571	6,152
3.50%, 07/20/2047		1,904	1,784
3.50%, 08/20/2047		1,694	1,583
3.50%, 09/20/2047		4,290	4,007
3.50%, 10/20/2047		341	319
3.50%, 11/20/2047		5,886	5,506
3.50%, 12/20/2047		3,893	3,646
3.50%, 01/20/2048		2,679	2,511
3.50%, 02/20/2048		1,339	1,252
3.50%, 02/20/2048		3,902	3,650
3.50%, 02/20/2048		6,160	5,744
3.50%, 04/20/2048		10,929	10,196
3.50%, 05/20/2048		3,047	2,840
3.50%, 06/20/2049		200	184
3.50%, 07/20/2049		1,297	1,185
3.50%, 03/20/2050		495	460
3.50%, 02/20/2051		9,495	8,881
3.50%, 08/20/2051		9,147	8,498
4.00%, 09/20/2045		669	645
4.00%, 03/20/2047		488	468
4.00%, 04/20/2047		1,015	974
4.00%, 05/20/2047		803	771
4.00%, 06/20/2047		909	873
4.00%, 09/20/2047		1,271	1,223
4.00%, 11/20/2047		903	867
4.00%, 12/20/2047		863	828
4.00%, 01/20/2048		1,177	1,130
4.00%, 06/20/2048		4,561	4,355
4.00%, 08/20/2048		1,693	1,622
4.00%, 09/20/2048		977	932
4.00%, 10/20/2048		380	364
4.00%, 10/20/2050		8,133	7,766
4.50%, 07/20/2045		1,443	1,431
4.50%, 09/20/2046		1,795	1,744
4.50%, 01/20/2047		1,157	1,146
4.50%, 05/20/2047		1,936	1,903
4.50%, 06/20/2047		2,669	2,624
4.50%, 08/20/2047		773	759
4.50%, 09/20/2047		760	746
4.50%, 08/20/2048		3,177	3,105
4.50%, 09/20/2048		346	338
5.00%, 12/20/2044		138	139
5.00%, 06/20/2047		1,395	1,393
5.00%, 09/20/2047		784	783
5.00%, 12/20/2047		556	555
5.00%, 01/20/2048		673	672
5.00%, 02/20/2048		530	534
5.00%, 08/20/2048		1,148	1,143
5.00%, 10/20/2048		1,016	1,013
5.50%, 05/20/2048		956	971
5.50%, 11/20/2048		597	604
5.50%, 03/20/2049		758	767
Government National Mortgage Association
1.25%, 01/16/2061, Series 2021-31, Class B		9,748	7,340
1.25%, 09/16/2062, Series 2020-193, Class AC		4,665	3,520
1.34%, 06/16/2063, Series 2021-14, Class AB		5,587	4,263
1.40%, 06/16/2063, Series 2021-21, Class AH		8,972	6,899
1.50%, 06/16/2063, Series 2021-2, Class AH		13,122	10,065
3.00%, 05/20/2051, Series 2021-83, Class PI		5,458	790
3.00%, 08/20/2051, Series 2022-78, Class IO		2,915	414
Great Wolf Trust 2019-WOLF
6.30% (1 Month Term SOFR + 1.15%, 1.03% Floor), 12/15/2036, Series 2019-WOLF, Class A(1)(2)		13,655	13,491
Grifonas Finance No 1 Plc
3.51% (6 Month EURIBOR + 0.28%), 08/28/2039, Series 1, Class A(2)	EUR	2,867	2,987
GS Mortgage Securities Corp. Trust 2012-BWTR
2.95%, 11/05/2034, Series 2012-BWTR, Class A(1)		$4,135	2,958
GS Mortgage Securities Corp. Trust 2012-TMSQ
3.84%, 04/10/2031, Series 2013-G1, Class B(1)(3)		1,998	1,849
GS Mortgage Securities Corp. Trust 2013-PEMB
3.67%, 03/05/2033, Series 2013-PEMB, Class A(1)(3)		4,610	4,043
3.67%, 03/05/2033, Series 2013-PEMB, Class D(1)(3)		5,150	4,178
GS Mortgage Securities Corp. Trust 2017-SLP

3.92%, 10/10/2032, Series 2017-SLP, Class C(1)		8,029	7,696
GS Mortgage Securities Corp. Trust 2021-DM
6.08% (1 Month LIBOR USD + 0.89%, 0.89% Floor), 11/15/2036, Series 2021-DM, Class A(1)(2)		11,038	10,771
GS Mortgage Securities Corp. Trust 2021-STAR
6.14% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 12/15/2036, Series 2021-STAR, Class A(1)(2)		5,100	4,950
GS Mortgage Securities Corp. Trust 2022-AGSS
7.34% (1 Month Term SOFR + 2.19%, 2.20% Floor), 08/15/2039, Series 2022-ECI, Class A(1)(2)		1,740	1,741
7.84% (1 Month Term SOFR + 2.69%, 2.79% Floor), 11/15/2027, Series 2022-AGSS, Class A(1)(2)		2,930	2,917
GS Mortgage Securities Corp. Trust 2022-SHIP
5.88% (1 Month Term SOFR + 0.73%, 0.73% Floor), 08/15/2036, Series 2022-SHIP, Class A(1)(2)		2,110	2,096
GS Mortgage Securities Trust 2011-GC5
5.30%, 08/10/2044, Series 2011-GC5, Class D(1)(3)		266	83
GS Mortgage Securities Trust 2013-GC16
5.16%, 11/10/2046, Series 2013-GC16, Class B(3)		7,561	7,375
GS Mortgage Securities Trust 2014-GC18
3.80%, 01/10/2047, Series 2014-GC18, Class A3		11,511	11,432
4.38%, 01/10/2047, Series 2014-GC18, Class AS		2,355	2,191
4.89%, 01/10/2047, Series 2014-GC18, Class B(3)		9,523	7,824
GS Mortgage-Backed Securities Corp. Trust 2021-NQM1
1.02%, 07/25/2061, Series 2021-NQM1, Class A1(1)(3)		14,677	12,465
GS Mortgage-Backed Securities Trust 2020-INV1
2.93%, 10/25/2050, Series 2020-INV1, Class A14(1)(3)		3,713	3,118
GS Mortgage-Backed Securities Trust 2021-GR1
2.50%, 11/25/2051, Series 2021-GR1, Class A4(1)(3)		5,606	4,332
GS Mortgage-Backed Securities Trust 2021-GR2
2.50%, 02/25/2052, Series 2021-GR2, Class A4(1)(3)		3,492	2,698
2.50%, 02/25/2052, Series 2021-GR2, Class A6(1)(3)		10,248	8,751
GS Mortgage-Backed Securities Trust 2021-PJ6
2.50%, 11/25/2051, Series 2021-PJ6, Class A2(1)(3)		10,457	8,420
HarborView Mortgage Loan Trust 2005-9
6.06% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 11.00% Cap), 06/20/2035, Series 2005-9, Class 2A1C(2)		4,647	4,210
HarborView Mortgage Loan Trust 2006-10
5.36% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 11/19/2036, Series 2006-10, Class 1A1A(2)		7,082	5,604
HarborView Mortgage Loan Trust 2006-12
5.57% (1 Month LIBOR USD + 0.41%, 0.41% Floor), 12/19/2036, Series 2006-12, Class 1A1A(2)		24,622	20,454
HarborView Mortgage Loan Trust 2006-7
5.55% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 09/19/2046, Series 2006-7, Class 2A1A(2)		2,202	2,022
HarborView Mortgage Loan Trust 2007-6
5.36% (1 Month LIBOR USD + 0.20%, 10.50% Cap), 08/19/2037, Series 2007-6, Class 1A1A(2)		5,824	4,908
Harbour
5.36% (Sterling Overnight Index Average + 0.80%), 01/28/2054, Series 1, Class A1(2)	GBP	698	879
Harvest Commercial Capital Loan Trust 2019-1
3.29%, 09/25/2046, Series 2019-1, Class A(1)(3)		$1,820	1,765
Hawaii Hotel Trust 2019-MAUI
6.64% (1 Month LIBOR USD + 1.45%, 1.45% Floor), 05/15/2038, Series 2019-MAUI, Class B(1)(2)		1,155	1,136
Hilton Orlando Trust 2018-ORL
6.74% (1 Month LIBOR USD + 1.55%, 1.30% Floor), 12/15/2034, Series 2018-ORL, Class C(1)(2)		14,000	13,753
HIT Trust 2022-HI32
7.54% (1 Month Term SOFR + 2.39%, 2.39% Floor), 07/15/2024, Series 2022-HI32, Class A(1)(2)		384	383
Homeward Opportunities Fund Trust 2022-1
5.08%, 07/25/2067, Series 2022-1, Class A1(1)(4)		2,030	1,956
HPLY Trust 2019-HIT
6.79% (1 Month LIBOR USD + 1.60%, 1.60% Floor), 11/15/2036, Series 2019-HIT, Class C(1)(2)		7,603	7,431
HSI Asset Securitization Corp. Trust 2005-NC1
6.11% (1 Month LIBOR USD + 0.96%, 0.96% Floor), 07/25/2035, Series 2005-NC1, Class M3(2)		6,336	5,987
Hudsons Bay Simon JV Trust 2015-HBS
3.91%, 08/05/2034, Series 2015-HB7, Class A7(1)		1,140	986
4.15%, 08/05/2034, Series 2015-HB10, Class A10(1)		3,540	3,036
ILPT Commercial Mortgage Trust 2022-LPF2
7.39% (1 Month Term SOFR + 2.25%, 2.25% Floor), 10/15/2039, Series 2022-LPF2, Class A(1)(2)		3,330	3,320
ILPT Trust 2019-SURF
4.15%, 02/11/2041, Series 2019-SURF, Class A(1)		7,575	6,871
Impac CMB Trust Series 2004-7
5.79% (1 Month LIBOR USD + 0.64%, 11.25% Cap), 11/25/2034, Series 2004-7, Class 2A(2)		1,707	1,645
Imperial Fund Mortgage Trust 2021-NQM2
1.07%, 09/25/2056, Series 2021-NQM2, Class A1(1)(3)		2,826	2,231
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035, Series 2018-INDP, Class A(1)		3,265	3,048
IndyMac INDX Mortgage Loan Trust 2006-AR19
3.47%, 08/25/2036, Series 2006-AR19, Class 5A2(3)		13,939	10,678
IndyMac INDX Mortgage Loan Trust 2007-AR15
3.60%, 08/25/2037, Series 2007-AR15, Class 1A1(3)		3,110	2,355
INTOWN 2022-STAY Mortgage Trust
7.64% (1 Month Term SOFR + 2.49%, 2.49% Floor), 08/15/2039, Series 2022-STAY, Class A(1)(2)		1,920	1,920
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
3.91%, 12/15/2047, Series 2012-LC9, Class D(1)(3)		215	191
3.91%, 12/15/2047, Series 2012-LC9, Class C(1)(3)		6,115	5,717
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2
3.06%, 08/15/2049, Series 2016-JP2, Class AS		1,993	1,771
JP Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8
6.24% (1 Month LIBOR USD + 1.05%, 0.84% Floor), 02/15/2035, Series 2018-ASH8, Class A(1)(2)		6,551	6,452
JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
4.25%, 07/05/2033, Series 2018-WPT, Class AFX(1)		965	866
5.35%, 07/05/2033, Series 2018-WPT, Class DFX(1)		10,060	8,420
JP Morgan Chase Commercial Mortgage Securities Trust 2019-OSB
3.40%, 06/05/2039, Series 2019-OSB, Class A(1)		8,013	6,915
JP Morgan Chase Commercial Mortgage Securities Trust 2021-1440
6.49% (1 Month LIBOR USD + 1.30%, 1.30% Floor), 03/15/2036, Series 2021-1440, Class A(1)(2)		5,000	4,554
JP Morgan Chase Commercial Mortgage Securities Trust 2021-HTL5

7.16% (1 Month LIBOR USD + 1.97%, 1.97% Floor), 11/15/2038, Series 2021-HTL5, Class C(1)(2)		8,700	8,450
JP Morgan Chase Commercial Mortgage Securities Trust 2021-MHC
6.06% (1 Month Term SOFR + 0.91%, 0.80% Floor), 04/15/2038, Series 2021-MHC, Class A(1)(2)		142	139
6.56% (1 Month Term SOFR + 1.41%, 1.30% Floor), 04/15/2038, Series 2021-MHC, Class C(1)(2)		1,000	973
6.96% (1 Month Term SOFR + 1.81%, 1.70% Floor), 04/15/2038, Series 2021-MHC, Class D(1)(2)		4,263	4,117
JP Morgan Chase Commercial Mortgage Securities Trust 2022-CGSS
7.62% (1 Month Term SOFR + 2.47%, 2.97% Floor), 12/15/2036, Series 2022-CGSS, Class A(1)(2)		1,922	1,920
JP Morgan Chase Commercial Mortgage Securities Trust 2022-NXSS
7.33% (1 Month Term SOFR + 2.18%, 2.18% Floor), 09/15/2039, Series 2022-NXSS, Class A(1)(2)		2,895	2,896
JP Morgan Mortgage Trust 2019-7
2.99%, 02/25/2050, Series 2019-7, Class B2A(1)(3)		5,014	4,027
JP Morgan Mortgage Trust 2019-INV1
4.95%, 10/25/2049, Series 2019-INV1, Class B3(1)(3)		1,474	1,322
JP Morgan Mortgage Trust 2019-INV3
3.50%, 05/25/2050, Series 2019-INV3, Class A15(1)(3)		826	724
3.50%, 05/25/2050, Series 2019-INV3, Class A3(1)(3)		967	853
JP Morgan Mortgage Trust 2020-7
3.00%, 01/25/2051, Series 2020-7, Class A15(1)(3)		2,943	2,490
JP Morgan Mortgage Trust 2020-INV1
3.50%, 08/25/2050, Series 2020-INV1, Class A3(1)(3)		824	724
JP Morgan Mortgage Trust 2020-INV2
3.00%, 10/25/2050, Series 2020-INV2, Class A15(1)(3)		1,224	1,040
JP Morgan Mortgage Trust 2020-LTV1
3.29%, 06/25/2050, Series 2020-LTV1, Class B1A(1)(3)		4,645	3,870
JP Morgan Mortgage Trust 2021-13
2.50%, 04/25/2052, Series 2021-13, Class A3(1)(3)		37,218	29,967
JP Morgan Mortgage Trust 2021-14
2.50%, 05/25/2052, Series 2021-14, Class A3(1)(3)		17,409	14,018
JP Morgan Mortgage Trust 2022-1
3.00%, 07/25/2052, Series 2022-1, Class A2(1)(3)		7,283	6,115
JP Morgan Seasoned Mortgage Trust 2010-1
0.00%, 03/25/2050, Series 2010-1, Class B(1)(3)		4,882	3,966
JP Morgan Trust 2015-1
6.19%, 12/25/2044, Series 2015-1, Class B4(1)(3)		861	822
JPMBB Commercial Mortgage Securities Trust 2015-C30
3.82%, 07/15/2048, Series 2015-C30, Class A5		1,841	1,736
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.88%, 03/15/2050, Series 2017-JP5, Class AS(3)		4,990	4,561
JPMDB Commercial Mortgage Securities Trust 2016-C4
3.38%, 12/15/2049, Series 2016-C4, Class AS		4,040	3,526
Kinbane 2022-RPL 1 DAC
4.26% (1 Month EURIBOR + 0.85%), 09/25/2062, Series 2022-RPL1A, Class A(1)(2)	EUR	15,433	16,542
Legacy Mortgage Asset Trust 2019-GS7
6.25%, 11/25/2059, Series 2019-GS7, Class A1(1)(4)		$3,939	3,906
Legacy Mortgage Asset Trust 2020-GS1
5.88%, 10/25/2059, Series 2020-GS1, Class A1(1)(4)		2,799	2,748
Legacy Mortgage Asset Trust 2020-GS5
3.25%, 06/25/2060, Series 2020-GS5, Class A1(1)(4)		743	729
Legacy Mortgage Asset Trust 2020-SL1
2.73%, 01/25/2060, Series 2020-SL1, Class A(1)(4)		923	914
Legacy Mortgage Asset Trust 2021-GS2
1.75%, 04/25/2061, Series 2021-GS2, Class A1(1)(4)		4,250	3,930
Legacy Mortgage Asset Trust 2021-GS3
1.75%, 07/25/2061, Series 2021-GS3, Class A1(1)(4)		8,788	8,221
Legacy Mortgage Asset Trust 2021-GS4
1.65%, 11/25/2060, Series 2021-GS4, Class A1(1)(4)		7,720	7,010
Legacy Mortgage Asset Trust 2021-GS5
2.25%, 07/25/2067, Series 2021-GS5, Class A1(1)(4)		7,108	6,570
Lehman XS Trust Series 2005-5N
5.51% (1 Month LIBOR USD + 0.36%, 0.36% Floor), 11/25/2035, Series 2005-5N, Class 3A2(2)		9,084	8,079
Life 2021-BMR Mortgage Trust
7.61% (1 Month Term SOFR + 2.46%, 2.35% Floor), 03/15/2038, Series 2021-BMR, Class F(1)(2)		9,830	9,305
8.21% (1 Month Term SOFR + 3.06%, 2.95% Floor), 03/15/2038, Series 2021-BMR, Class G(1)(2)		9,214	8,724
Ludgate Funding Plc
5.03% (3 Month LIBOR GBP + 0.60%), 01/01/2061, Series 2008-W1X, Class A1(2)	GBP	430	519
Mansard Mortgages 2007-1 Plc
4.77% (Sterling Overnight Index Average + 0.30%), 04/15/2047, Series 2007-1X, Class A2(2)		4,093	4,990
4.89% (Sterling Overnight Index Average + 0.42%), 04/15/2049, Series 2007-1X, Class M1(2)		3,958	4,677
Med Trust 2021-MDLN
6.64% (1 Month LIBOR USD + 1.45%, 1.45% Floor), 11/15/2038, Series 2021-MDLN, Class B(1)(2)		$6,384	6,160
6.99% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 11/15/2038, Series 2021-MDLN, Class C(1)(2)		6,195	5,970
7.19% (1 Month LIBOR USD + 2.00%, 2.00% Floor), 11/15/2038, Series 2021-MDLN, Class D(1)(2)		2,831	2,698
Mello Mortgage Capital Acceptance 2021-INV4
2.50%, 12/25/2051, Series 2021-INV4, Class A3(1)(3)		9,298	7,463
Merrill Lynch Alternative Note Asset Trust Series 2007-A3
5.57% (1 Month LIBOR USD + 0.42%, 0.42% Floor), 04/25/2037, Series 2007-A3, Class A1(2)		27,961	5,559
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1
5.03%, 04/25/2029, Series 2004-HB1, Class A3(3)		252	226
Metlife Securitization Trust 2018-1
3.75%, 03/25/2057, Series 2018-1A, Class A(1)(3)		6,667	6,216
MF1 2021-W10X
6.22% (1 Month Term SOFR + 1.07%, 1.07% Floor), 12/15/2034, Series 2021-W10, Class A(1)(2)		5,140	4,963
MF1 Multifamily Housing Mortgage Loan Trust
6.46% (1 Month Term SOFR + 1.31%, 1.31% Floor), 07/15/2036, Series 2021-FL5, Class AS(1)(2)		15,000	14,556
MFA 2021-NQM2 Trust
1.03%, 11/25/2064, Series 2021-NQM2, Class A1(1)(3)		2,540	2,100
MFA 2022-NQM3 Trust
5.57%, 09/25/2067, Series 2022-NQM3, Class A1(1)(4)		18,207	17,762
MFA 2022-RPL1 Trust

3.30%, 08/25/2061, Series 2022-RPL1, Class A1(1)(3)		29,161	26,368
MHC Commercial Mortgage Trust 2021-MHC
6.06% (1 Month Term SOFR + 0.92%, 0.80% Floor), 04/15/2038, Series 2021-MHC, Class A(1)(2)		186	183
6.61% (1 Month Term SOFR + 1.47%, 1.35% Floor), 04/15/2038, Series 2021-MHC, Class C(1)(2)		3,500	3,412
MHC Trust 2021-MHC2
7.21% (1 Month Term SOFR + 2.06%, 1.95% Floor), 05/15/2038, Series 2021-MHC2, Class E(1)(2)		2,050	1,978
7.66% (1 Month Term SOFR + 2.51%, 2.40% Floor), 05/15/2038, Series 2021-MHC2, Class F(1)(2)		3,000	2,849
Mill City Mortgage Loan Trust 2017-2
2.75%, 07/25/2059, Series 2017-2, Class A1(1)(3)		25	24
Mill City Mortgage Loan Trust 2018-1
3.25%, 05/25/2062, Series 2018-1, Class A1(1)(3)		1,148	1,103
Mill City Mortgage Loan Trust 2018-2
3.75%, 05/25/2058, Series 2018-2, Class M1(1)(3)		494	463
Mill City Mortgage Loan Trust 2018-3
3.50%, 08/25/2058, Series 2018-3, Class A1(1)(3)		878	837
Mill City Mortgage Loan Trust 2019-1
3.50%, 10/25/2069, Series 2019-1, Class M1(1)(3)		1,188	1,063
Mill City Mortgage Loan Trust 2019-GS1
2.75%, 07/25/2059, Series 2019-GS1, Class A1(1)(3)		2,288	2,140
3.25%, 07/25/2059, Series 2019-GS1, Class M2(1)(3)		1,115	913
Mill City Mortgage Loan Trust 2019-GS2
2.75%, 08/25/2059, Series 2019-GS2, Class A1(1)(3)		6,252	5,800
Mill City Mortgage Loan Trust 2021-NMR1
2.50%, 11/25/2060, Series 2021-NMR1, Class M2(1)(3)		1,000	830
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11
4.48%, 08/15/2046, Series 2013-C11, Class B(3)		1,563	1,260
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12
5.10%, 10/15/2046, Series 2013-C12, Class C(3)		900	854
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
4.26%, 04/15/2047, Series 2014-C15, Class AS		1,940	1,895
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
3.74%, 08/15/2047, Series 2014-C17, Class A5		974	944
4.46%, 08/15/2047, Series 2014-C17, Class B(3)		122	116
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.73%, 05/15/2048, Series 2015-C24, Class A4		6,000	5,695
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049, Series 2016-C30, Class A5		3,220	2,917
Morgan Stanley Capital I Trust 2011-C2
5.39%, 06/15/2044, Series 2011-C2, Class E(1)(3)		1,415	1,014
Morgan Stanley Capital I Trust 2018-H4
4.31%, 12/15/2051, Series 2018-H4, Class A4		1,361	1,267
Morgan Stanley Capital I Trust 2018-SUN
6.59% (1 Month LIBOR USD + 1.40%, 1.40% Floor), 07/15/2035, Series 2018-SUN, Class C(1)(2)		16,000	15,688
Morgan Stanley Capital I Trust 2021-230P
6.99% (1 Month Term SOFR + 1.91%, 1.80% Floor), 12/15/2038, Series 2021-230P, Class C(1)(2)		9,974	9,260
MRCD 2019-MARK Mortgage Trust
2.72%, 12/15/2036, Series 2019-PARK, Class D(1)		3,000	2,639
MSBAM Commercial Mortgage Securities Trust 2012-CKSV
3.28%, 10/15/2030, Series 2012-CKSV, Class A2(1)		737	575
MSCG Trust 2018-SELF
6.09% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/15/2037, Series 2018-SELF, Class A(1)(2)		3,756	3,712
MTN Commercial Mortgage Trust 2022-LPFL
6.54% (1 Month Term SOFR + 1.40%, 1.40% Floor), 03/15/2039, Series 2022-LPFL, Class A(1)(2)		14,320	14,051
New Orleans Hotel Trust 2019-HNLA
6.18% (1 Month LIBOR USD + 0.99%, 0.99% Floor), 04/15/2032, Series 2019-HNLA, Class A(1)(2)		5,000	4,802
6.48% (1 Month LIBOR USD + 1.29%, 1.29% Floor), 04/15/2032, Series 2019-HNLA, Class B(1)(2)		6,425	6,181
New Residential Mortgage Loan Trust 2019-NQM5
2.71%, 11/25/2059, Series 2019-NQM5, Class A1(1)(3)		912	805
New Residential Mortgage Loan Trust 2019-RPL3
2.75%, 07/25/2059, Series 2019-RPL3, Class A1(1)(3)		17,925	16,522
New Residential Mortgage Loan Trust 2020-NQM
3.89%, 05/24/2060, Series 2020-NQM2, Class M1(1)(3)		8,812	7,159
New Residential Mortgage Loan Trust 2020-NQM1
2.46%, 01/26/2060, Series 2020-NQM1, Class A1(1)(3)		1,009	908
New Residential Mortgage Loan Trust 2021-INV1
2.50%, 06/25/2051, Series 2021-INV1, Class A6(1)(3)		5,778	4,974
New Residential Mortgage Loan Trust 2021-NQM1R
1.10%, 07/25/2055, Series 2021-NQ1R, Class A2(1)(3)		1,015	853
1.20%, 07/25/2055, Series 2021-NQ1R, Class A3(1)(3)		1,247	1,046
Newgate Funding Plc
4.60% (3 Month LIBOR GBP + 0.17%), 12/01/2050, Series 2006-2, Class A3A(2)	GBP	6,483	7,867
NLT 2021-INV3 Trust
0.00%, 11/25/2056, Series 2021-INV3, Class PT(1)(3)		$19,999	18,092
NYO Commercial Mortgage Trust 2021-1290
6.36% (1 Month Term SOFR + 1.21%, 1.10% Floor), 11/15/2038, Series 2021-1290, Class A(1)(2)		10,900	9,890
OBX 2018-EXP1 Trust
4.00%, 04/25/2048, Series 2018-EXP1, Class 1A3(1)(3)		237	218
6.00% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 04/25/2048, Series 2018-EXP1, Class 2A1(1)(2)		108	107
OBX 2019-EXP2 Trust
4.00%, 06/25/2059, Series 2019-EXP2, Class 1A3(1)(3)		743	674
OBX 2019-EXP3 Trust
3.50%, 10/25/2059, Series 2019-EXP3, Class 1A8(1)(3)		487	435
OBX 2020-EXP1 Trust
3.50%, 02/25/2060, Series 2020-EXP1, Class 1A8(1)(3)		1,054	924
5.90% (1 Month LIBOR USD + 0.75%), 02/25/2060, Series 2020-EXP1, Class 2A1(1)(2)		215	198
OBX 2020-EXP2 Trust
3.00%, 05/25/2060, Series 2020-EXP2, Class A8(1)(3)		2,552	2,170
OBX 2020-EXP3 Trust
3.00%, 01/25/2060, Series 2020-EXP3, Class 1A9(1)(3)		1,965	1,674

OBX 2020-INV1 Trust
3.50%, 12/25/2049, Series 2020-INV1, Class A5(1)(3)		1,134	1,003
OBX 2021-NQM3 Trust
1.05%, 07/25/2061, Series 2021-NQM3, Class A1(1)(3)		8,232	6,187
1.26%, 07/25/2061, Series 2021-NQM3, Class A2(1)(3)		2,331	1,739
OBX 2023-NQM3 Trust
5.95%, 02/25/2063, Series 2023-NQM3, Class A1(1)(4)		25,991	25,749
OBX 2023-NQM4 Trust
6.11%, 03/25/2063, Series 2023-NQM4, Class A1(1)(4)		14,469	14,365
OBX 2023-NQM5 Trust
6.57%, 06/25/2063, Series 2023-NQM5, Class A1A(1)(4)		11,800	11,768
ONE 2021-PARK Mortgage Trust
6.36% (1 Month Term SOFR + 1.21%, 1.10% Floor), 03/15/2036, Series 2021-PARK, Class C(1)(2)		2,175	1,985
One Bryant Park Trust 2019-OBP
2.52%, 09/15/2054, Series 2019-OBP, Class A(1)		7,724	6,271
One Market Plaza Trust 2017-1MKT
3.61%, 02/10/2032, Series 2017-1MKT, Class A(1)		9,606	8,879
PFP 2022-9 Ltd.
7.38% (1 Month Term SOFR + 2.27%, 2.27% Floor), 08/19/2035, Series 2022-9, Class A(1)(2)		1,770	1,766
Precise Mortgage Funding 2018-2B Plc
6.00% (Sterling Overnight Index Average + 1.14%), 03/12/2055, Series 2018-2B, Class A(2)	GBP	826	1,049
Pretium Mortgage Credit Partners LLC
5.00%, 08/25/2052, Series 2022-RN3, Class A1(1)(3)		$32,456	32,041
PRKCM 2021-AFC2 Trust
2.07%, 11/25/2056, Series 2021-AFC2, Class A1(1)(3)		510	417
PRKCM 2022-AFC1 Trust
4.10%, 04/25/2057, Series 2022-AFC1, Class A1A(1)(3)		283	263
PRKCM 2022-AFC2 Trust
5.34%, 08/25/2057, Series 2022-AFC2, Class A1(1)(3)		2,111	2,054
PRPM 2020-4 LLC
2.95%, 10/25/2025, Series 2020-4, Class A1(1)(4)		2,180	2,149
PRPM 2021-1 LLC
2.12%, 01/25/2026, Series 2021-1, Class A1(1)(3)		4,938	4,602
PRPM 2021-10 LLC
2.49%, 10/25/2026, Series 2021-10, Class A1(1)(4)		5,614	5,228
PRPM 2021-2 LLC
2.12%, 03/25/2026, Series 2021-2, Class A1(1)(3)		2,089	1,970
PRPM 2021-6 LLC
1.79%, 07/25/2026, Series 2021-6, Class A1(1)(4)		19,635	17,804
PRPM 2021-8 LLC
1.74%, 09/25/2026, Series 2021-8, Class A1(1)(3)		4,365	4,012
PRPM 2022-1 LLC
3.72%, 02/25/2027, Series 2022-1, Class A1(1)(4)		34,547	32,726
PRPM 2022-4 LLC
5.00%, 08/25/2027, Series 2022-4, Class A1(1)(4)		10,520	10,182
PRPM 2022-5 LLC
6.90%, 09/27/2027, Series 2022-5, Class A1(1)(4)		14,337	14,105
PRPM 2023-RCF1 LLC
4.00%, 06/25/2053, Series 2023-RCF1, Class A1(1)(4)		7,700	7,182
PRPM LLC
5.50%, 08/25/2067, Series 2022-NQM1, Class A1(1)(4)		18,527	18,092
RALI Series 2006-QS9 Trust
6.00%, 07/25/2036, Series 2006-QS9, Class 1A3		2,493	1,899
RALI Series 2007-QH8 Trust
4.65%, 10/25/2037, Series 2007-QH8, Class A(3)		758	669
RALI Series 2007-QS2 Trust
6.25%, 01/25/2037, Series 2007-QS2, Class A4		13,364	10,786
RATE Mortgage Trust 2021-HB1
2.50%, 12/25/2051, Series 2021-HB1, Class A1(1)(3)		15,826	12,605
RBS Commercial Funding, Inc. 2013-GSP Trust
3.96%, 01/15/2032, Series 2013-GSP, Class A(1)(3)		6,870	6,633
RCKT Mortgage Trust 2021-6
2.50%, 12/25/2051, Series 2021-6, Class A1(1)(3)		15,207	12,206
RCKT Mortgage Trust 2022-1
2.50%, 01/25/2052, Series 2022-1, Class A1(1)(3)		9,353	7,508
Ready Capital Mortgage Financing 2022-FL10 LLC
7.64% (1 Month Term SOFR + 2.55%, 2.55% Floor), 10/25/2039, Series 2022-FL10, Class A(1)(2)		3,190	3,187
Ready Capital Mortgage Financing 2022-FL9 LLC
7.56% (1 Month Term SOFR + 2.47%, 2.47% Floor), 06/25/2037, Series 2022-FL9, Class A(1)(2)		692	690
Ready Capital Mortgage Financing 2023-FL11 LLC
7.46% (1 Month Term SOFR + 2.37%, 2.37% Floor), 10/25/2039, Series 2023-FL11, Class A(1)(2)		1,760	1,753
Real Estate Asset Liquidity Trust
2.42%, 06/12/2054, Series 2019-1A, Class A1(1)(3)	CAD	5,304	3,939
Residential Mortgage Securities 32 Plc
6.16% (Sterling Overnight Index Average + 1.25%), 06/20/2070, Series 32A, Class A(1)(2)	GBP	1,128	1,434
6.81% (Sterling Overnight Index Average + 1.90%), 06/20/2070, Series 32X, Class B(2)		5,000	6,294
RIAL 2022-FL8 Issuer Ltd.
7.34% (1 Month Term SOFR + 2.25%, 2.25% Floor), 01/19/2037, Series 2022-FL8, Class A(1)(2)		$3,298	3,239
Ripon Mortgages Plc
5.49% (Sterling Overnight Index Average + 0.70%), 08/28/2056, Series 1RA, Class A(1)(2)	GBP	38,247	48,296
SCOTT Trust 2023-SFS
5.91%, 03/15/2040, Series 2023-SFS, Class A(1)		$5,330	5,291
Seasoned Loans Structured Transaction Trust Series 2020-3
4.75%, 04/26/2060, Series 2020-3, Class M1(1)(3)		332	317
Sequoia Mortgage Trust 2003-2
5.82% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 11.50% Cap), 06/20/2033, Series 2003-2, Class A1(2)		185	178
Sequoia Mortgage Trust 2004-9
5.65% (6 Month LIBOR USD + 0.72%, 0.72% Floor, 11.50% Cap), 10/20/2034, Series 2004-9, Class A2(2)		715	625
Sequoia Mortgage Trust 2013-4

3.44%, 04/25/2043, Series 2013-4, Class B1(3)		429	394
Sequoia Mortgage Trust 2017-CH1
4.00%, 08/25/2047, Series 2017-CH1, Class A1(1)(3)		434	405
Sequoia Mortgage Trust 2017-CH2
4.00%, 12/25/2047, Series 2017-CH2, Class A1(1)(3)		192	177
4.00%, 12/25/2047, Series 2017-CH2, Class A19(1)(3)		199	182
Sequoia Mortgage Trust 2018-CH1
3.50%, 03/25/2048, Series 2018-CH1, Class A2(1)(3)		47	42
Sequoia Mortgage Trust 2018-CH2
4.00%, 06/25/2048, Series 2018-CH2, Class A21(1)(3)		148	135
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048, Series 2018-CH3, Class A2(1)(3)		139	133
4.50%, 08/25/2048, Series 2018-CH3, Class A19(1)(3)		58	56
4.50%, 08/25/2048, Series 2018-CH3, Class A13(1)(3)		344	333
Sequoia Mortgage Trust 2018-CH4
4.00%, 10/25/2048, Series 2018-CH4, Class A2(1)(3)		10	10
SFO Commercial Mortgage Trust 2021-555
6.34% (1 Month Term SOFR + 1.26%, 1.15% Floor), 05/15/2038, Series 2021-555, Class A(1)(2)		4,900	4,280
6.99% (1 Month Term SOFR + 1.91%, 1.80% Floor), 05/15/2038, Series 2021-555, Class C(1)(2)		6,550	5,153
SG Residential Mortgage Trust 2022-2
5.35%, 08/25/2062, Series 2022-2, Class A1(1)(4)		428	416
SMRT 2022-MINI
6.15% (1 Month Term SOFR + 1.00%, 1.00% Floor), 01/15/2039, Series 2022-MINI, Class A(1)(2)		5,351	5,183
7.10% (1 Month Term SOFR + 1.95%, 1.95% Floor), 01/15/2039, Series 2022-MINI, Class D(1)(2)		1,120	1,057
SREIT Trust 2021-MFP2
6.01% (1 Month LIBOR USD + 0.82%, 0.82% Floor), 11/15/2036, Series 2021-MFP2, Class A(1)(2)		5,370	5,232
STACR Trust 2018-DNA3
6.05% (1 Month LIBOR USD + 0.90%), 09/25/2048, Series 2018-DNA3, Class M2AS(1)(2)		1,752	1,747
Starwood Mortgage Residential Trust 2020-INV
2.50%, 11/25/2055, Series 2020-INV1, Class M1(1)		1,545	1,264
Stratton Mortgage Funding
5.86% (Sterling Overnight Index Average + 0.90%), 07/20/2060, Series 2021-2A, Class A(1)(2)	GBP	12,854	16,312
STWD 2021-LIH Mortgage Trust
7.15% (1 Month LIBOR USD + 1.96%, 1.96% Floor), 11/15/2036, Series 2021-LIH, Class C(1)(2)		$16,200	15,680
8.10% (1 Month LIBOR USD + 2.90%, 2.90% Floor), 11/15/2036, Series 2021-LIH, Class E(1)(2)		6,877	6,480
STWD Trust 2021-FLWR
7.12% (1 Month LIBOR USD + 1.92%, 1.92% Floor), 07/15/2036, Series 2021-FLWR, Class E(1)(2)		9,325	8,810
Taubman Centers Commercial Mortgage Trust 2022-DPM
7.33% (1 Month Term SOFR + 2.19%, 2.19% Floor), 05/15/2037, Series 2022-DPM, Class A(1)(2)		2,380	2,312
Toorak Mortgage Corp. 2021-1 Ltd.
2.24%, 06/25/2024, Series 2021-1, Class A1(1)(4)		7,160	6,960
Towd Point Mortgage Funding
5.84% (Sterling Overnight Index Average + 1.35%), 07/20/2045, Series 2019-A13A, Class A1(1)(2)	GBP	58,472	74,178
Towd Point Mortgage Funding 2018—Auburn 12 Plc
6.22% (Sterling Overnight Index Average + 1.47%, 1.35% Floor), 02/20/2045, Series 2018-A12X, Class A(2)		1,281	1,629
Towd Point Mortgage Funding 2019—Granite4 Plc
6.10% (Sterling Overnight Index Average + 1.14%), 10/20/2051, Series 2019-GR4A, Class A1(1)(2)		12,468	15,838
Towd Point Mortgage Trust 2015-4
3.75%, 04/25/2055, Series 2015-4, Class M2(1)(3)		$85	82
Towd Point Mortgage Trust 2017-1
2.75%, 10/25/2056, Series 2017-1, Class A1(1)(3)		29	29
3.75%, 10/25/2056, Series 2017-1, Class M1(1)(3)		6,315	5,906
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057, Series 2017-2, Class A1(1)(3)		12	12
Towd Point Mortgage Trust 2017-3
3.00%, 07/25/2057, Series 2017-3, Class A2(1)(3)		320	299
Towd Point Mortgage Trust 2017-4
3.25%, 06/25/2057, Series 2017-4, Class M2(1)(3)		3,873	3,201
Towd Point Mortgage Trust 2017-5
4.60% (1 Month LIBOR USD + 0.60%), 02/25/2057, Series 2017-5, Class A1(1)(2)		102	102
Towd Point Mortgage Trust 2018-3
3.75%, 05/25/2058, Series 2018-3, Class A1(1)(3)		2,825	2,662
Towd Point Mortgage Trust 2018-4
3.00%, 06/25/2058, Series 2018-4, Class A2(1)(3)		1,015	823
Towd Point Mortgage Trust 2018-5
3.25%, 07/25/2058, Series 2018-5, Class M1(1)(3)		2,250	1,789
3.25%, 07/25/2058, Series 2018-5, Class A1(1)(3)		8,744	8,070
Towd Point Mortgage Trust 2019-1
3.75%, 03/25/2058, Series 2019-1, Class A1(1)(3)		5,169	4,837
Towd Point Mortgage Trust 2019-2
3.75%, 12/25/2058, Series 2019-2, Class M1(1)(3)		9,810	8,098
Towd Point Mortgage Trust 2019-4
2.90%, 10/25/2059, Series 2019-4, Class A1(1)(3)		52,720	48,429
3.50%, 10/25/2059, Series 2019-4, Class M1(1)(3)		1,155	970
Towd Point Mortgage Trust 2020-1
3.25%, 01/25/2060, Series 2020-1, Class A2B(1)(3)		575	477
Towd Point Mortgage Trust 2020-2
3.00%, 04/25/2060, Series 2020-2, Class A2B(1)(3)		310	246
Towd Point Mortgage Trust 2021-SJ2
2.25%, 12/25/2061, Series 2021-SJ2, Class A1A(1)(3)		31,665	28,775
Trinity Square 2021-1 Plc
6.36% (Sterling Overnight Index Average + 1.40%), 07/15/2059, Series 2021-1A, Class B(1)(2)	GBP	11,459	14,448
6.66% (Sterling Overnight Index Average + 1.70%), 07/15/2059, Series 2021-1A, Class C(1)(2)		3,286	4,116
6.96% (Sterling Overnight Index Average + 2.00%), 07/15/2059, Series 2021-1A, Class D(1)(2)		2,364	2,941
7.71% (Sterling Overnight Index Average + 2.75%), 07/15/2059, Series 2021-1A, Class E(1)(2)		1,143	1,423
TRK 2021-INV1 Trust
1.15%, 07/25/2056, Series 2021-INV1, Class A1(1)(3)		$3,610	3,005
TRK 2022-INV1 Trust
2.58%, 02/25/2057, Series 2022-INV1, Class A1(1)(3)		10,254	8,916

UBS-Barclays Commercial Mortgage Trust 2012-C2
4.84%, 05/10/2063, Series 2012-C2, Class E(1)(3)		3,235	32
4.84%, 05/10/2063, Series 2012-C2, Class D(1)(3)		1,135	34
Uropa Securities Plc
3.26% (3 Month EURIBOR + 0.20%), 10/10/2040, Series 2007-1, Class A3B(2)	EUR	1,577	1,636
UWM Mortgage Trust 2021-INV2
2.50%, 09/25/2051, Series 2021-INV2, Class A15(1)(3)		$5,924	4,578
VASA Trust 2021-VASA
6.44% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 07/15/2039, Series 2021-VASA, Class B(1)(2)		14,000	11,649
6.94% (1 Month LIBOR USD + 1.75%, 1.75% Floor), 07/15/2039, Series 2021-VASA, Class C(1)(2)		12,000	9,543
Verus Securitization Trust 2019-4
2.64%, 11/25/2059, Series 2019-4, Class A1(1)(4)		640	612
2.85%, 11/25/2059, Series 2019-4, Class A2(1)(4)		751	718
3.00%, 11/25/2059, Series 2019-4, Class A3(1)(4)		1,304	1,244
Verus Securitization Trust 2019-INV2
3.12%, 07/25/2059, Series 2019-INV2, Class A2(1)(3)		1,492	1,437
Verus Securitization Trust 2019-INV3
2.69%, 11/25/2059, Series 2019-INV3, Class A1(1)(3)		1,471	1,404
Verus Securitization Trust 2020-1
2.72%, 01/25/2060, Series 2020-1, Class A3(1)(4)		2,426	2,258
Verus Securitization Trust 2021-1
1.16%, 01/25/2066, Series 2021-1, Class A3(1)(3)		2,279	1,909
Verus Securitization Trust 2021-5
1.01%, 09/25/2066, Series 2021-5, Class A1(1)(3)		20,386	16,069
Verus Securitization Trust 2021-7
1.83%, 10/25/2066, Series 2021-7, Class A1(1)(3)		9,895	8,380
Verus Securitization Trust 2021-8
1.82%, 11/25/2066, Series 2021-8, Class A1(1)(3)		13,286	11,102
Verus Securitization Trust 2021-R1
1.26%, 10/25/2063, Series 2021-R1, Class A3(1)(3)		1,371	1,223
Verus Securitization Trust 2021-R2
1.23%, 02/25/2064, Series 2021-R2, Class A3(1)(3)		2,215	1,900
Verus Securitization Trust 2022-3
4.13%, 02/25/2067, Series 2022-3, Class A1(1)(4)		21,806	19,914
Verus Securitization Trust 2022-4
4.47%, 04/25/2067, Series 2022-4, Class A1(1)(4)		12,598	12,028
Verus Securitization Trust 2022-7
5.15%, 07/25/2067, Series 2022-7, Class A1(1)(4)		15,196	14,619
Verus Securitization Trust 2023-4
5.81%, 05/25/2068, Series 2023-4, Class A1(1)(4)		8,418	8,343
Verus Securitization Trust 2023-5
6.48%, 06/25/2068, Series 2023-5, Class A1(1)(4)		6,400	6,381
Vista Point Securitization Trust 2020-1
3.20%, 03/25/2065, Series 2020-1, Class A3(1)(3)		3,765	3,498
Vista Point Securitization Trust 2020-2
1.48%, 04/25/2065, Series 2020-2, Class A1(1)(3)		937	830
WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust
5.79% (1 Month LIBOR USD + 0.64%, 0.64% Floor, 10.50% Cap), 08/25/2045, Series 2005-AR11, Class A1A(2)		1,264	1,190
WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Trust
5.73% (1 Month LIBOR USD + 0.58%, 0.58% Floor, 10.50% Cap), 10/25/2045, Series 2005-AR13, Class A1A1(2)		1,831	1,721
WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust
5.67% (1 Month LIBOR USD + 0.52%, 0.52% Floor, 10.50% Cap), 11/25/2045, Series 2005-AR15, Class A1A1(2)		3,111	2,869
WaMu Mortgage Pass-Through Certificates Series 2005-AR2 Trust
5.81% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 10.50% Cap), 01/25/2045, Series 2005-AR2, Class 1A1A(2)		3,157	2,930
WaMu Mortgage Pass-Through Certificates Series 2006-AR1 Trust
5.05% (12 Month U.S. Treasury Average + 1.07%, 1.07% Floor), 01/25/2046, Series 2006-AR1, Class 2A1A(2)		6,212	5,716
WaMu Mortgage Pass-Through Certificates Series 2007-OA5 Trust
4.73% (12 Month U.S. Treasury Average + 0.75%, 0.75% Floor), 06/25/2047, Series 2007-OA5, Class 1A(2)		8,366	6,791
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
5.50%, 04/25/2037, Series 2007-2, Class 2A1		4,552	4,228
Wells Fargo Commercial Mortgage Trust 2013-LC12
4.44%, 07/15/2046, Series 2013-LC12, Class B(3)		1,940	1,455
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.02%, 08/15/2050, Series 2014-LC16, Class AS		3,015	2,902
Wells Fargo Commercial Mortgage Trust 2016-C33
3.16%, 03/15/2059, Series 2016-C33, Class A3		840	783
4.51%, 03/15/2059, Series 2016-C33, Class B(3)		4,317	3,957
Wells Fargo Commercial Mortgage Trust 2016-C35
3.18%, 07/15/2048, Series 2016-C35, Class AS		3,155	2,829
Wells Fargo Commercial Mortgage Trust 2016-C36
3.42%, 11/15/2059, Series 2016-C36, Class AS		4,341	3,901
Wells Fargo Commercial Mortgage Trust 2016-LC24
3.37%, 10/15/2049, Series 2016-LC24, Class AS		6,000	5,396
Wells Fargo Commercial Mortgage Trust 2019-JWDR
2.58%, 09/15/2031, Series 2019-JWDR, Class A(1)(3)		6,560	5,826
3.14%, 09/15/2031, Series 2019-JWDR, Class C(1)(3)		290	256
3.44%, 09/15/2031, Series 2019-JWDR, Class D(1)(3)		10,000	8,857
3.99%, 09/15/2031, Series 2019-JWDR, Class E(1)(3)		6,766	6,008
Wells Fargo Commercial Mortgage Trust 2020-C55
2.73%, 02/15/2053, Series 2020-C55, Class A5		5,200	4,374
Wells Fargo Mortgage Backed Securities 2021-RR1 Trust
2.50%, 12/25/2050, Series 2021-RR1, Class A1(1)(3)		5,284	4,242
WFRBS Commercial Mortgage Trust 2013-C15
4.58%, 08/15/2046, Series 2013-C15, Class B(3)		1,525	1,267
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/2047, Series 2014-C20, Class B		2,365	1,732
WFRBS Commercial Mortgage Trust 2014-C22
4.07%, 09/15/2057, Series 2014-C22, Class AS(3)		4,250	3,914
WFRBS Commercial Mortgage Trust 2014-C24

4.20%, 11/15/2047, Series 2014-C24, Class B(3)		825	739
WMRK Commercial Mortgage Trust 2022-WMRK
7.94% (1 Month Term SOFR + 2.79%, 2.79% Floor), 11/15/2027, Series 2022-WMRK, Class A(1)(2)		2,158	2,155
Worldwide Plaza Trust 2017-WWP
3.53%, 11/10/2036, Series 2017-WWP, Class A(1)		1,740	1,464
3.72%, 11/10/2036, Series 2017-WWP, Class C(1)(3)		320	232

Total Mortgage-Backed Obligations (Cost: $11,360,437)			10,698,491

Total Bonds & Notes (Cost: $31,576,845)			29,217,483

BANK LOANS – 1.10%
1011778 BC ULC
6.94% (LIBOR + 1.75%), 11/19/2026(2)		1,536	1,523
8th Avenue Food & Provisions, Inc.
0.00%, 10/01/2025		198	182
AAdvantage Loyality IP Ltd.
10.00% (LIBOR + 4.75%), 04/20/2028(2)		2,848	2,905
Acrisure LLC
8.69% (LIBOR + 3.50%), 02/15/2027(2)		2,954	2,862
Acuity Specialty Products, Inc.
9.24% (LIBOR + 4.00%), 08/12/2024(2)		2,369	2,004
AEA International Holdings SARL
9.25% (CME Term SOFR + 3.75%), 09/07/2028(2)		1,336	1,331
Allied Universal Holdco LLC
8.95% (CME Term SOFR + 3.75%), 05/12/2028(2)		1,118	1,085
Amentum Government Services Holdings LLC
9.22% (CME Term SOFR + 4.00%), 01/29/2027(2)		403	396
AmSurg LLC
0.00%, 04/29/2027		7,463	8,806
16.70% (CME Term SOFR + 11.65%), 04/28/2028(2)		3,284	1,749
AmWINS Group, Inc.
7.44% (LIBOR + 2.25%), 02/19/2028(2)		5,067	5,015
AppLovin Corp.
0.00%, 08/15/2025		1,116	1,115
Arches Buyer, Inc.
8.45% (CME Term SOFR + 3.25%), 12/06/2027(2)		730	703
ASP Blade Holdings, Inc.
9.19% (LIBOR + 4.00%), 10/13/2028(2)		250	217
Asurion LLC
0.00%, 11/03/2024		1,783	1,780
8.79% (LIBOR + 3.25%), 12/23/2026(2)		612	588
Athena Health Group, Inc.
8.59% (CME Term SOFR + 3.50%), 02/15/2029(2)		2,693	2,589
Avantor Funding, Inc.
7.45% (CME Term SOFR + 2.25%), 11/08/2027(2)		1,266	1,265
Avolon TLB Borrower 1 (US) LLC
7.58% (CME Term SOFR + 2.50%), 06/22/2028(2)		281	281
AZZ, Inc.
9.45% (CME Term SOFR + 4.25%), 05/13/2029(2)		278	278
Bakelite U.S. Holdco, Inc.
9.39% (CME Term SOFR + 4.00%), 05/29/2029(2)		2,281	2,237
Bally’s Corp.
8.40% (LIBOR + 3.25%), 10/02/2028(2)		2,965	2,894
Bausch + Lomb Corp.
8.59% (CME Term SOFR + 3.25%), 05/10/2027(2)		1,280	1,240
BCPE North Star U.S. Holdco 2, Inc.
9.54% (CME Term SOFR + 4.00%), 06/09/2028(2)		1,513	1,384
Berry Global, Inc.
6.97% (LIBOR + 1.75%), 07/01/2026(2)		1,312	1,310
Carnival Corp.
7.17% (EURIBOR + 3.75%), 06/30/2025(2)	EUR	4,850	5,260
8.22% (CME Term SOFR + 3.00%), 06/30/2025(2)		$10,476	10,453
8.47% (CME Term SOFR + 3.25%), 10/18/2028(2)		1,327	1,314
Central Parent, Inc.
9.49% (CME Term SOFR + 4.25%), 07/06/2029(2)		2,139	2,132
Charter Communications Operating LLC
6.80% (CME Term SOFR + 1.75%), 02/01/2027(2)		482	479
Chemours Co.
6.95% (CME Term SOFR + 1.75%), 04/03/2025(2)		147	145
City Brewing Co., LLC
0.00%, 04/05/2028		722	466
Coherent Corp.
7.97% (CME Term SOFR + 2.75%), 07/02/2029(2)		1,234	1,229
Commscope, Inc.
8.47% (CME Term SOFR + 3.25%), 04/06/2026(2)		4,375	4,183
ConnectWise LLC
8.69% (LIBOR + 3.50%), 09/29/2028(2)		1,398	1,358
Corporation Service Co.
8.45% (CME Term SOFR + 3.25%), 11/02/2029(2)		430	430
Creative Artists Agency LLC
8.60% (CME Term SOFR + 3.50%), 11/27/2028(2)		1	1
Crown Finance U.S., Inc.
15.19% (CME Term SOFR + 10.00%), 09/07/2023(2)		2,841	2,866
CSC Holdings LLC
0.00%, 04/15/2027		1,306	1,138
Dave & Buster’s, Inc.
0.00%, 06/29/2029		452	450
Deerfield Dakota Holding LLC
8.99% (CME Term SOFR + 3.75%), 04/09/2027(2)		1,753	1,698
Delos Finance Sarl

0.00%, 10/06/2023		468	467
DIRECTV Financing LLC
10.22% (CME Term SOFR + 5.00%), 08/02/2027(2)		9,099	8,885
DTI Holdco, Inc.
9.80% (CME Term SOFR + 4.75%), 04/26/2029(2)		286	265
Elanco Animal Health, Inc.
7.01% (CME Term SOFR + 1.75%), 08/01/2027(2)		5,906	5,793
Element Materials Technology Group U.S. Holdings, Inc.
9.59% (CME Term SOFR + 4.25%), 06/22/2029(2)		282	276
9.59% (CME Term SOFR + 4.25%), 06/22/2029(2)		612	598
Entegris, Inc.
7.95% (CME Term SOFR + 2.75%), 07/06/2029(2)		598	598
Envalior Finance GmbH
8.92% (EURIBOR + 5.50%), 03/29/2030(2)	EUR	4,100	4,257
10.60% (CME Term SOFR + 5.50%), 03/29/2030(2)		$8,180	7,699
Envision Healthcare Corp.
0.00%, 07/10/2026		2,346	2,205
Fanatics Commerce Intermediate Holdco LLC
8.61% (CME Term SOFR + 3.25%), 11/24/2028(2)		477	475
Fertitta Entertainment LLC
9.10% (CME Term SOFR + 4.00%), 01/27/2029(2)		5,593	5,512
Filtration Group Corp.
9.45% (CME Term SOFR + 4.25%), 10/21/2028(2)		418	418
Formula One Management Ltd.
8.10% (CME Term SOFR + 3.00%), 01/15/2030(2)		168	168
Frontier Communications Holdings LLC
9.00% (LIBOR + 3.75%), 05/01/2028(2)		1,644	1,589
Gainwell Acquisition Corp.
9.34% (CME Term SOFR + 4.00%), 10/01/2027(2)		2,462	2,422
Gen Digital, Inc.
6.95% (CME Term SOFR + 1.75%), 09/10/2027(2)		2,880	2,813
7.20% (CME Term SOFR + 2.00%), 09/12/2029(2)		3	3
Genesee & Wyoming, Inc.
7.34% (CME Term SOFR + 2.00%), 12/30/2026(2)		1,214	1,213
Gray Television, Inc.
8.27% (CME Term SOFR + 3.00%), 12/01/2028(2)		2,137	2,084
Grifols Worldwide Operations Ltd.
7.36% (CME Term SOFR + 2.00%), 11/15/2027(2)		4,514	4,437
H-Food Holdings LLC
9.27% (LIBOR + 3.69%), 05/23/2025(2)		350	307
Hilton Worldwide Finance LLC
6.94% (CME Term SOFR + 1.75%), 06/22/2026(2)		361	361
Horizon Therapeutics USA, Inc.
0.00%, 05/22/2026		985	983
6.95% (CME Term SOFR + 1.75%), 03/15/2028(2)		2,997	2,987
Hostess Brands LLC
5.10% (CME Term SOFR + 2.50%), 07/31/2023		2,182	2,175
ICON Plc
7.75% (CME Term SOFR + 2.25%), 07/03/2028(2)		147	147
7.75% (CME Term SOFR + 2.25%), 07/03/2028(2)		591	591
Ingenico Group
8.85% (EURIBOR + 5.25%), 07/25/2028(2)	EUR	36,800	39,151
Intelsat Jackson Holdings SA
9.44% (CME Term SOFR + 4.25%), 02/01/2029(2)		$2,859	2,845
IQVIA, Inc.
7.29% (LIBOR + 1.75%), 06/11/2025(2)		1,402	1,401
Jazz Pharmaceuticals Plc
8.86% (CME Term SOFR + 3.50%), 05/05/2028(2)		4,622	4,615
KFC Holding Co.
6.90% (LIBOR + 1.75%), 03/15/2028(2)		1,143	1,132
Lealand Finance Co. BV
0.00%, 06/30/2025		642	360
8.22% (CME Term SOFR + 3.00%), 06/28/2024(2)		149	112
Light and Wonder International, Inc.
8.25% (CME Term SOFR + 3.00%), 04/14/2029(2)		895	893
Market Bidco Ltd.
8.07% (EURIBOR + 4.75%), 11/04/2027(2)	EUR	21,570	20,144
Medline Borrower LP
8.35% (CME Term SOFR + 3.25%), 10/23/2028(2)		$2,716	2,683
MH Sub I LLC
9.35% (CME Term SOFR + 4.25%), 05/03/2028(2)		883	846
Naked Juice LLC
8.59% (CME Term SOFR + 3.25%), 01/24/2029(2)		2,795	2,595
11.34% (CME Term SOFR + 6.00%), 01/24/2030(2)		778	613
Open Text Corp.
0.00%, 05/30/2025		723	722
8.70% (CME Term SOFR + 3.50%), 01/31/2030(2)		1,116	1,121
Oracle Corp.
6.78% (CME Term SOFR + 1.60%), 08/16/2027(2)		5,585	5,529
Organon & Co.
8.25% (LIBOR + 3.00%), 06/02/2028(2)		4,459	4,452
Osmosis Buyer Ltd.
8.90% (CME Term SOFR + 3.75%), 07/31/2028(2)		1,223	1,199
Patriot Container Corp.
0.00%, 03/20/2025		198	182
Penn Entertainment, Inc.
7.95% (CME Term SOFR + 2.75%), 05/03/2029(2)		669	666
Peraton Corp.
8.95% (CME Term SOFR + 3.75%), 02/01/2028(2)		1,295	1,270

Pre-Paid Legal Services, Inc.
8.94% (LIBOR + 3.75%), 12/15/2028(2)		1,059	1,043
Prime Security Services Borrower LLC
7.94% (LIBOR + 2.75%), 09/23/2026(2)		961	960
Proofpoint, Inc.
8.47% (CME Term SOFR + 3.25%), 08/31/2028(2)		188	184
RealPage, Inc.
8.22% (CME Term SOFR + 3.00%), 04/24/2028(2)		445	435
Renaissance Holding Corp.
9.99% (CME Term SOFR + 4.75%), 04/05/2030(2)		871	859
Safe Fleet Holdings LLC
8.93% (CME Term SOFR + 3.75%), 02/23/2029(2)		390	389
SBA Senior Finance II LLC
6.95% (LIBOR + 1.75%), 04/11/2025(2)		2,613	2,612
Setanta Aircraft Leasing DAC
7.54% (LIBOR + 2.00%), 11/05/2028(2)		1,500	1,498
Sigma Holdco BV
6.24% (EURIBOR + 3.50%), 07/02/2025(2)	EUR	7,690	8,190
Sophia LP
9.04% (LIBOR + 3.50%), 10/07/2027(2)		$407	403
Sotera Health Holdings LLC
8.02% (LIBOR + 2.75%), 12/11/2026(2)		12,000	11,798
Spin Holdco, Inc.
9.23% (LIBOR + 4.00%), 03/04/2028(2)		3,016	2,574
SS&C Technologies Holdings, Inc.
6.97% (CME Term SOFR + 1.75%), 04/16/2025(2)		222	221
6.97% (CME Term SOFR + 1.75%), 04/16/2025(2)		243	243
Sunshine Luxembourg VII Sarl
9.09% (CME Term SOFR + 3.75%), 10/01/2026(2)		3,243	3,222
SVF II Finco LP
5.00% (FIXED + 5.00%), 12/22/2023(8)		9,268	9,268
Syniverse Holdings LLC
12.24% (CME Term SOFR + 7.00%), 05/13/2027(2)		289	263
Trans Union LLC
7.47% (CME Term SOFR + 2.25%), 12/01/2028(2)		2,641	2,633
TransDigm, Inc.
8.49% (CME Term SOFR + 3.25%), 02/22/2027(2)		2,724	2,724
8.49% (CME Term SOFR + 3.25%), 08/24/2028(2)		39,985	39,946
TruGreen LP
9.20% (CME Term SOFR + 4.00%), 11/02/2027(2)		441	405
U.S. Renal Care, Inc.
10.19% (LIBOR + 5.00%), 06/26/2026(2)		1,127	506
United AirLines, Inc.
9.29% (LIBOR + 3.75%), 04/21/2028(2)		525	524
William Morris Endeavor Entertainment LLC
7.95% (LIBOR + 2.75%), 05/18/2025(2)		842	839
Windstream Services LLC
9.20% (CME Term SOFR + 4.00%), 02/23/2027(2)		4,210	4,084
11.45% (CME Term SOFR + 6.25%), 09/21/2027(2)		72	67
Zayo Group Holdings, Inc.
8.22% (CME Term SOFR + 3.00%), 03/09/2027(2)		5,111	4,000
9.35% (CME Term SOFR + 4.25%), 03/09/2027(2)		1,100	868

Total Bank Loans (Cost: $329,436)			332,358

	Shares (000s)		Value (000s)
COMMON STOCKS – 0.08%
Communications – 0.05%
Clear Channel Outdoor Holdings, Inc.– Class A(7)		2,065	2,829
iHeartMedia, Inc.– Class A(7)		499	1,816
iHeartMedia, Inc.– Class B(7)(8)		365	1,197
Intelsat SA(7)(18)		446	9,501

Total Communications			15,343

Consumer Discretionary – 0.03%
Neiman Marcus Group, Inc.(7)(8)(18)		62	9,469

Total Consumer Discretionary			9,469

Financials – 0.00%(12)
CBL & Associates Properties, Inc.		2	37
Voyager Aviation Holdings LLC(1)(7)(8)(9)		0	—
Total Financials			37
Total Common Stocks (Cost: $53,207)			24,849

CONVERTIBLE PREFERRED STOCKS – 0.17%
Financials – 0.17%
Bank of America Corp., 7.25%		23	27,392
Wells Fargo & Co., 7.50%		20	23,354

Total Financials			50,746

Total Convertible Preferred Stocks (Cost: $62,493)			50,746

PREFERRED STOCKS – 0.00%(12)
Financials – 0.00%(12)
Cayenne Aviation Holdings LLC(1)(7)(8)(9)		0	7

Total Financials			7

Total Preferred Stocks (Cost: $61)			7

RIGHTS – 0.00%(12)
Communications – 0.00%(12)
Intelsat Jackson Holdings SA, expires 12/31/2049(7)(8)(9)		47	—
Intelsat Jackson Holdings SA, expires 12/31/2049(7)(8)(9)		48	—

Total Communications			—

Total Rights (Cost: $0)			—

WARRANTS – 0.00%(12)
Communications – 0.00%(12)
Intelsat SA, expires 02/17/2027(7)(8)(9)		1	—
Intelsat SA, expires 02/17/2027(7)(8)(9)		4	—
Windstream Holdings II LLC, expires 09/21/2055(7)(8)		9	81

Total Communications			81

Total Warrants (Cost: $8,440)			81

SHORT-TERM INVESTMENTS – 10.83%
Money Market Funds – 2.63%
Fidelity Institutional Money Market Government Fund—Class I, 5.03%(16)		794,788	794,788

Total Money Market Funds (Cost: $794,788)			794,788

	Principal Amount (000s)		Value (000s)
Government Related – 1.91%
Federal Home Loan Bank Discount Notes, 0.00%, 07/24/2023		$50,000	49,859
Federal Home Loan Bank Discount Notes, 0.00%, 08/09/2023		50,000	49,750
Federal Home Loan Bank Discount Notes, 5.08%, 08/25/2023		25,000	24,821
Federal Home Loan Bank Discount Notes, 5.17%, 09/28/2023		75,000	74,111
Japan Treasury Discount Bill, -0.20%, 07/18/2023	JPY	2,326,000	16,121
Japan Treasury Discount Bill, -0.20%, 08/28/2023		18,300,000	126,853
Japan Treasury Discount Bill, -0.20%, 09/11/2023		15,274,000	105,884
Japan Treasury Discount Bill, -0.18%, 09/04/2023		4,190,000	29,045
Japan Treasury Discount Bill, -0.17%, 09/19/2023		6,180,000	42,843
Japan Treasury Discount Bill, -0.15%, 09/25/2023		5,722,000	39,669
Republic of Argentina, -32.42%, 10/18/2023	ARS	461,390	1,968
Republic of Argentina, -12.08%, 11/23/2023		2,553,390	10,786
Republic of Argentina, 0.00%, 09/18/2023		1,211,472	4,731

Total Government Related (Cost: $590,840)			576,441

Repurchase Agreements – 0.41%
BNP Paribas SA, 5.16% dated 06/30/2023, due 07/03/2023, repurchase price $123,318 (collateralized by U.S. Treasury Inflation Indexed Bond, value $126,407, 0.13%, 07/15/2031)		$123,300	123,300

Total Repurchase Agreements (Cost: $123,300)			123,300

U.S. Treasury Bills – 5.82%
U.S. Treasury Bill, 0.00%, 07/20/2023		221,290	220,767
U.S. Treasury Bill, 0.00%, 07/25/2023		200,000	199,389
U.S. Treasury Bill, 0.00%, 08/01/2023		50,000	49,796
U.S. Treasury Bill, 0.00%, 08/03/2023		16,206	16,135
U.S. Treasury Bill, 0.00%, 08/10/2023		73,640	73,241
U.S. Treasury Bill, 0.00%, 09/07/2023		50,000	49,529
U.S. Treasury Bill, 0.00%, 10/03/2023		69,930	69,007
U.S. Treasury Bill, 0.00%, 10/05/2023		60,080	59,268
U.S. Treasury Bill, 0.00%, 10/12/2023		210,710	207,644
U.S. Treasury Bill, 0.00%, 10/19/2023		630,272	620,437
U.S. Treasury Bill, 0.00%, 10/24/2023		46,610	45,848
U.S. Treasury Bill, 0.00%, 11/16/2023		30,910	30,305
U.S. Treasury Bill, 0.00%, 11/24/2023		30,670	30,034
U.S. Treasury Bill, 0.00%, 12/07/2023		92,800	90,692

Total U.S. Treasury Bills (Cost: $1,762,368)			1,762,092

Time Deposits – 0.06%
ANZ, Hong Kong, 3.02% due 07/03/2023	AUD	806	537
Brown Brothers Harriman, 2.47% due 07/03/2023	SEK	7	1
Brown Brothers Harriman, 2.85% due 07/03/2023	NOK	2,627	245
Brown Brothers Harriman, 4.15% due 07/03/2023	NZD	91	56
Brown Brothers Harriman, 6.42% due 07/03/2023	ZAR	4,301	229
Citibank, London, 2.62% due 07/03/2023(9)	EUR	0	0
Citibank, New York, 4.57% due 07/03/2023		$3,045	3,045
HSBC, Singapore, 3.05% due 07/03/2023(9)	SGD	0	0
Royal Bank of Canada, Toronto, 3.79% due 07/04/2023	CAD	1,384	1,045
Skandinaviska Enskilda Banken AB, Stockholm, 0.65% due 07/03/2023	CHF	157	176
Skandinaviska Enskilda Banken AB, Stockholm, 2.62% due 07/03/2023	EUR	3,223	3,517
Skandinaviska Enskilda Banken AB, Stockholm, 4.17% due 07/03/2023	GBP	944	1,199
Sumitomo, Tokyo, -0.37% due 07/03/2023	JPY	91,222	632
Sumitomo, Tokyo, 4.57% due 07/03/2023		$1,684	1,684
Sumitomo Trust Bank, London, 4.57% due 07/03/2023		$5,755	5,755

Total Time Deposits (Cost: $18,121)			18,121

Total Short-Term Investments (Cost: $3,289,417)			3,274,742

TOTAL INVESTMENTS IN SECURITIES – 108.85%
(Cost: $35,319,899)			32,900,266

TBA SALE COMMITMENTS – (0.85)%
Mortgage-Backed Obligations – (0.85)%
Fannie Mae
2.50%, 07/01/2053(17)		(3,827)	(3,245)
2.50%, 08/01/2053(17)		(22,913)	(19,456)
3.00%, 07/01/2038(17)		(9,736)	(9,082)
3.50%, 07/01/2038(17)		(1,419)	(1,349)
3.50%, 07/01/2053(17)		(2,800)	(2,551)
4.00%, 07/01/2053(17)		(42,800)	(40,163)
4.00%, 08/01/2053(17)		(69,425)	(65,203)
4.50%, 07/01/2053(17)		(69,728)	(67,036)
4.50%, 08/01/2053(17)		(19,100)	(18,372)
5.00%, 08/01/2053(17)		(100)	(98)
6.00%, 07/01/2053(17)		(18,100)	(18,260)
Ginnie Mae
3.50%, 07/01/2042(17)		(12,876)	(11,884)

Total Mortgage-Backed Obligations (Proceeds Received: $(257,601))			(256,699)

Total TBA Sale Commitments (Proceeds Received: $(257,601))			(256,699)

LIABILITIES IN EXCESS OF OTHER ASSETS – (8.00)%			(2,418,950)

TOTAL NET ASSETS – 100.00%			$30,224,617

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

REIT Real Estate Investment Trust

ARS Argentine Peso

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

COP Colombian Peso

CZK Czech Koruna

EUR Euro

GBP British Pound

IDR Indonesian Rupiah

JPY Japanese Yen

MXN Mexican Peso

NOK Norwegian Krone

NZD New Zealand Dollar

PEN Peruvian Sol

RUB Russian Ruble

SEK Swedish Krona

SGD Singapore Dollar

ZAR South African Rand

(1)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $7,876,589, which represents 26.06% of total net assets.

(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2023.
(3)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2023.
(4)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of June 30, 2023.
(5)	Adjustable rate security. The rate reported is the rate in effect as of June 30, 2023.
(6)	Security in default as of June 30, 2023. The value of these securities totals $3,155, which represents 0.01% of total net assets.
(7)	Non-income producing security.
(8)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $20,022, which represents 0.07% of total net assets.
(9)	A zero balance may reflect actual amounts rounding to less than one thousand.
(10)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(11)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(12)	Amount calculated is less than 0.005%.
(13)	Inflation protected security. The value of these securities totals $901,636, which represents 2.98% of total net assets.
(14)	Assigned as collateral for certain futures and swap contracts and delayed delivery securities. The value of these pledged issues totals $142,152, which represents 0.47% of total net assets.
(15)	Delayed delivery purchase commitment security. The value of these securities totals $2,927,100, which represents 9.68% of total net assets.
(16)	Represents annualized seven-day yield as of the close of the reporting period.
(17)	Delayed delivery sale commitment security. The value of these securities totals $(256,699), which represents (0.85)% of total net assets.
(18)	Security that is restricted at June 30, 2023. The value of the restricted security totals $48,939, which represents 0.16% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
49	3 Month EURIBOR Future	Jun. 2024	EUR	11,859	$12,856	$(85)
19	3 Month SOFR Future	Mar. 2024		$4,520	4,507	(13)
33	3 Month SONIA Future	Jun. 2024	GBP	7,841	9,838	(120)
275	Australian 10 Year Bond Future	Sep. 2023	AUD	32,115	21,282	(112)
6	Canadian Bankers Acceptance Future	Sep. 2024	CAD	1,434	1,077	(6)
13	Euro-Bobl Future	Sep. 2023	EUR	1,511	1,641	(7)
11,950	U.S. 2 Year Note Future	Sep. 2023		$2,453,202	2,429,956	(23,246)
11,787	U.S. 5 Year Note Future	Sep. 2023		1,282,762	1,262,314	(20,448)
6,931	U.S. 10 Year Note Future	Sep. 2023		790,454	778,113	(12,341)
5,079	U.S. Long Bond Future	Sep. 2023		642,274	644,557	2,283
10,010	U.S. Ultra 10 Year Note Future	Sep. 2023		1,194,192	1,185,559	(8,633)
1,399	U.S. Ultra Bond Future	Sep. 2023		189,020	190,570	1,550

						(61,178)

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
(5)	3 Month SOFR Future	Dec. 2024		$(1,207)	$(1,195)	$12
(19)	3 Month SOFR Future	Dec. 2024		(4,582)	(4,559)	23
(33)	3 Month SONIA Future	Jun. 2023	GBP	(7,853)	(9,934)	40
(346)	Euro-Bund Future	Sep. 2023	EUR	(46,717)	(50,494)	483
(187)	Japan 10 Year Bond Future	Sep. 2023	JPY	(27,655,897)	(192,514)	(852)
(1,057)	U.S. 10 Year Note Future	Sep. 2023		$(120,225)	(118,665)	1,560
(1,556)	U.S. Ultra 10 Year Note Future	Sep. 2023		(185,279)	(184,289)	990

						2,256

						$(58,922)

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	94,490	USD	61,428	07/05/23	Bank of America	$1,517
AUD	29,598	USD	19,351	07/05/23	J.P. Morgan	366
AUD	104,776	USD	69,455	08/02/23	BNP Paribas	404
BRL*	6,558	USD	1,361	07/05/23	Barclays Bank	8
BRL*	2,155	USD	430	07/05/23	Goldman Sachs	20
BRL*	572,569	USD	111,714	08/02/23	J.P. Morgan	7,222
CAD	822	USD	621	09/20/23	BNP Paribas	1
CLP*	354,508	USD	440	07/18/23	Bank of America	1
COP	15,138,661	USD	3,615	07/05/23	Bank of America	14
COP	15,138,661	USD	3,612	07/05/23	J.P. Morgan	17
CZK	21,219	USD	960	07/18/23	Goldman Sachs	13
EUR	969	USD	1,052	07/05/23	Bank of America	6
EUR	410	USD	446	07/18/23	Bank of America	1
GBP	204,468	USD	258,475	07/05/23	J.P. Morgan	1,199
GBP	480	USD	605	07/18/23	Deutsche Bank	5
HUF	207,192	USD	600	07/18/23	J.P. Morgan	5
IDR*	64,380,916	USD	4,285	07/03/23	Morgan Stanley	10
INR*	37,177	USD	450	07/18/23	Citibank	3
INR*	677,405	USD	8,244	08/03/23	BNP Paribas	1
INR*	727,837	USD	8,858	08/03/23	Goldman Sachs	1
INR*	6,055	USD	73	09/20/23	J.P. Morgan(1)	0
INR*	5,100	USD	62	09/20/23	Morgan Stanley(1)	0
JPY	7,769,656	USD	53,984	08/02/23	BNP Paribas	112
MXN	17,387	USD	1,000	07/18/23	Goldman Sachs	13
MXN	955,361	USD	54,873	08/16/23	BNP Paribas	469
MXN	23,288	USD	1,281	08/31/23	J.P. Morgan	64
PEN*	16,696	USD	4,565	07/03/23	Deutsche Bank	37
PEN*	16,696	USD	4,597	07/03/23	Goldman Sachs	5
PEN*	16,696	USD	4,580	07/10/23	BNP Paribas	20
PEN*	32,302	USD	8,773	09/20/23	J.P. Morgan	76
USD	4,305	IDR*	64,380,916	07/03/23	Morgan Stanley	11
USD	54	JPY	7,452	07/05/23	Bank of America	2
USD	900	BRL*	4,296	07/05/23	Barclays Bank	3
USD	34	JPY	4,700	07/05/23	Deutsche Bank	1
USD	1,845	AUD	2,723	07/05/23	J.P. Morgan	31
USD	28,238	JPY	4,038,360	07/05/23	J.P. Morgan	251
USD	900	TWD*	27,437	07/13/23	Citibank	19
USD	300	THB	10,561	07/18/23	Bank of America	2
USD	450	INR*	36,938	07/18/23	Citibank(1)	0
USD	17,986	JPY	2,326,000	07/18/23	Deutsche Bank	1,834
USD	445	GBP	350	07/18/23	Goldman Sachs(1)	0

USD	740	CLP*	589,373	07/18/23	Morgan Stanley	6
USD	1,204	KRW*	1,573,869	07/31/23	Bank of America	8
USD	174	KRW*	227,434	07/31/23	BNP Paribas	1
USD	477	KRW*	623,479	07/31/23	Goldman Sachs	3
USD	244,424	EUR	222,763	08/02/23	BNP Paribas	979
USD	11,833	KRW*	15,512,377	08/03/23	BNP Paribas	44
USD	5,707	KRW*	7,505,307	08/03/23	Goldman Sachs	3
USD	386	EUR	349	08/08/23	Bank of America	5
USD	1,954	ZAR	36,206	08/08/23	Morgan Stanley	37
USD	16,175	ZAR	298,963	08/14/23	Deutsche Bank	358
USD	7,633	ZAR	141,652	08/14/23	Goldman Sachs	138
USD	11	ZAR	208	08/14/23	J.P. Morgan(1)	0
USD	35,434	ZAR	659,411	08/15/23	BNP Paribas	550
USD	2,417	TWD*	73,808	08/22/23	BNP Paribas	46
USD	6,553	TWD*	200,295	08/22/23	J.P. Morgan	119
USD	2,705	TWD*	82,040	08/22/23	Morgan Stanley	69
USD	68,544	JPY	9,451,068	08/28/23	Bank of America	2,480
USD	64,153	JPY	8,848,932	08/28/23	J.P. Morgan	2,298
USD	30,615	JPY	4,191,884	09/05/23	Bank of America	1,277
USD	111,245	JPY	15,274,000	09/11/23	Deutsche Bank	4,244
USD	1,006	ZAR	17,780	09/12/23	BNP Paribas	68
USD	44,493	JPY	6,180,000	09/19/23	Bank of America	1,144
USD	4,857	TWD*	147,458	09/20/23	Bank of America	112
USD	33,439	TWD*	1,017,671	09/20/23	Goldman Sachs	687
USD	1,956	JPY	272,727	09/20/23	J.P. Morgan	42
USD	3,423	KRW*	4,452,091	09/20/23	J.P. Morgan	30
USD	6,324	KRW*	8,213,295	09/20/23	Morgan Stanley	64
USD	166	EUR	151	09/20/23	UBS(1)	0
USD	182	EUR	166	09/22/23	Bank of America(1)	0
USD	90	EUR	82	09/22/23	Citibank(1)	0
USD	166	EUR	151	09/22/23	Deutsche Bank(1)	0
USD	40,581	JPY	5,722,000	09/25/23	Bank of America	406
USD	2,330	IDR*	34,893,198	09/26/23	Citibank	13
USD	1,828	ZAR	33,934	10/19/23	BNP Paribas	45
USD	5,193	ZAR	97,432	10/19/23	Goldman Sachs	73
ZAR	279	USD	15	08/15/23	BNP Paribas(1)	0

					Total Unrealized Appreciation	29,113

BRL*	4,318	USD	900	08/02/23	Barclays Bank	(3)
CLP*	38,072,031	USD	48,189	07/14/23	BNP Paribas	(754)
COP	1,347,443	USD	312	12/20/23	Barclays Bank	(2)
EUR	224,236	USD	245,690	07/05/23	BNP Paribas	(1,004)
EUR	3,557	USD	3,884	07/05/23	J.P. Morgan	(3)
EUR	570	USD	623	07/18/23	J.P. Morgan	(1)
GBP	912	USD	1,161	07/05/23	Bank of America	(3)
GBP	3,044	USD	3,873	09/20/23	J.P. Morgan	(7)
HUF	153,097	USD	450	07/18/23	Goldman Sachs	(3)
IDR*	8,924,100	USD	600	07/18/23	Citibank	(7)

IDR*	50,871,938	USD	3,386	09/20/23	BNP Paribas	(8)
IDR*	74,077,223	USD	4,975	09/20/23	J.P. Morgan	(56)
IDR*	41,876,920	USD	2,804	09/20/23	Morgan Stanley	(23)
IDR*	1,147,768	USD	77	09/20/23	UBS	(1)
IDR*	157,688,663	USD	10,493	09/22/23	BNP Paribas	(23)
IDR*	102,161,783	USD	6,790	09/22/23	J.P. Morgan	(6)
IDR*	244,225,999	USD	16,314	09/26/23	Bank of America	(98)
IDR*	64,436,881	USD	4,305	09/26/23	Morgan Stanley	(27)
INR*	122,995	USD	1,498	08/03/23	BNP Paribas	(1)
INR*	506,229	USD	6,164	08/03/23	Goldman Sachs	(2)
INR*	865,052	USD	10,534	08/07/23	Goldman Sachs	(6)
INR*	841,896	USD	10,202	12/20/23	J.P. Morgan	(9)
JPY	11,870,639	USD	85,401	07/05/23	BNP Paribas	(3,136)
JPY	4,021,200	USD	28,238	08/02/23	J.P. Morgan	(241)
KRW*	11,337,694	USD	8,949	09/20/23	Bank of America	(308)
KRW*	44,734,823	USD	34,956	09/20/23	Morgan Stanley	(862)
NOK	337,964	USD	31,853	08/16/23	Goldman Sachs	(316)
NOK	124,621	USD	11,748	08/16/23	J.P. Morgan	(119)
THB	20,703	USD	600	07/18/23	Citibank	(15)
TWD*	13,806	USD	450	07/13/23	Barclays Bank	(7)
USD	4,597	PEN*	16,696	07/03/23	Deutsche Bank	(5)
USD	4,504	PEN*	16,696	07/03/23	Goldman Sachs	(98)
USD	3,612	COP	15,138,661	07/05/23	Bank of America	(17)
USD	470	BRL*	2,263	07/05/23	Barclays Bank	(3)
USD	69,400	AUD	104,776	07/05/23	BNP Paribas	(396)
USD	244,337	EUR	227,289	07/05/23	BNP Paribas	(3,681)
USD	447	BRL*	2,155	07/05/23	Goldman Sachs	(3)
USD	3,256	COP	15,138,661	07/05/23	J.P. Morgan	(373)
USD	255,259	GBP	205,380	07/05/23	Morgan Stanley	(5,574)
USD	4,563	PEN*	16,696	07/10/23	Deutsche Bank	(38)
USD	300	HUF	102,942	07/18/23	Barclays Bank(1)	(0)
USD	603	GBP	480	07/18/23	Deutsche Bank	(6)
USD	1,070	EUR	990	07/18/23	J.P. Morgan	(11)
USD	744	EUR	690	07/18/23	UBS	(9)
USD	4,573	PEN*	16,696	08/01/23	BNP Paribas	(17)
USD	253,018	GBP	200,067	08/02/23	J.P. Morgan	(1,124)
USD	477	KRW*	629,492	08/03/23	BNP Paribas	(1)
USD	159	KRW*	209,741	08/03/23	Goldman Sachs(1)	(0)
USD	1,031	KRW*	1,360,095	08/03/23	J.P. Morgan	(3)
USD	11,974	KRW*	15,761,927	08/07/23	J.P. Morgan	(7)
USD	4,359	ZAR	84,485	08/15/23	Bank of America	(110)
USD	1,298	CAD	1,737	08/16/23	Bank of America	(13)
USD	2,133	CAD	2,852	08/16/23	J.P. Morgan	(21)
USD	53	ZAR	1,012	08/18/23	Deutsche Bank	(1)
USD	21,638	ZAR	419,821	08/18/23	Morgan Stanley	(565)
USD	6,183	MXN	113,139	08/31/23	Barclays Bank	(353)
USD	7,473	MXN	137,366	08/31/23	J.P. Morgan	(463)

USD	2,489	MXN	46,254	08/31/23	Morgan Stanley	(183)
USD	1,382	CZK	30,492	09/06/23	Barclays Bank	(14)
USD	352	EUR	322	09/14/23	Citibank	(1)
USD	1,220	CAD	1,618	09/20/23	BNP Paribas	(3)
USD	3,480	COP	15,138,661	12/20/23	Bank of America	(4)
ZAR	83,243	USD	4,552	08/14/23	Bank of America	(147)

					Total Unrealized Depreciation	(20,295)

					Net Unrealized Appreciation	$8,818

*	Non-deliverable forward
(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
THB	Thai Baht
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

Centrally Cleared Credit Default Swaps – Buy Protection

Reference Entity	Fixed Annual Rate Paid by Fund	Maturity Date	Implied Credit Spread at June 30, 2023	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
iTraxx Europe Crossover Series 39 Version 1 Index	5.00%	6/20/2028	4.00%	EUR	2,744	$(74)	$(49)	$(123)

						$(74)	$(49)	$(123)

Centrally Cleared Credit Default Swaps – Sell Protection

Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at June 30, 2023	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
AT&T, Inc.	1.00%	12/20/2024	0.62%		$5,200	$8	$21	$29
AT&T, Inc.	1.00	6/20/2026	0.74		2,700	325	(305)	20
AT&T, Inc.	1.00	6/20/2028	0.96		1,300	(7)	9	2
Barclays Bank PLC(1)	1.00	12/20/2023	0.84	EUR	6,200	7	0	7
CDX.EM.30	1.00	12/20/2023	0.11		$6,120	(438)	466	28
CDX.EM.31	1.00	6/20/2024	0.51		7,482	(243)	280	37
CDX.EM.32	1.00	12/20/2024	0.73		11,050	(449)	495	46
CDX.EM.34	1.00	12/20/2025	2.49		2,852	(184)	90	(94)
CDX.EM.36	1.00	12/20/2026	1.77		26,864	(750)	118	(632)
CDX.EM.38	1.00	12/20/2027	2.07		3,800	(273)	117	(156)
CDX.NA.HY.35	5.00	12/20/2025	2.98		490	39	(16)	23
CDX.NA.HY.39	5.00	12/20/2027	4.10		20,654	(855)	1,558	703
CDX.NA.HY.39	5.00	6/20/2028	2.13		4,600	(324)	106	(218)
CDX.NA.HY.40	5.00	6/20/2028	4.27		44,613	739	608	1,347
CDX.NA.HY.40	5.00	6/20/2028	4.27		204,900	(288)	6,473	6,185
Ford Motor Credit Co. LLC	5.00	6/20/2024	1.03		19,600	535	234	769
Ford Motor Credit Co. LLC	5.00	12/20/2024	1.24		1,700	63	30	93
Ford Motor Credit Co. LLC	5.00	6/20/2025	1.34		700	27	21	48
Ford Motor Credit Co. LLC	5.00	12/20/2025	1.58		600	23	25	48
Ford Motor Credit Co. LLC	5.00	6/20/2026	1.73		19,400	1,229	516	1,745
General Electric Co.	1.00	12/20/2023	0.28		700	(6)	9	3
Rolls-Royce PLC	1.00	6/20/2025	1.27	EUR	14,300	(726)	651	(75)

						$(1,548)	$11,506	$9,958

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Over-the-Counter Credit Default Swaps – Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan	Abbott Laboratories	1.00%	Quarterly	6/20/2027	0.38%	$2,433	$(59)	$4	$(55)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.40	974	15	(23)	(8)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.40	970	15	(23)	(8)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.40	976	15	(23)	(8)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.40	1,370	21	(33)	(12)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.40	975	15	(24)	(9)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.40	586	9	(14)	(5)
Barclays Bank	Brazilian Government International	1.00	Quarterly	6/20/2028	1.76	2,517	168	(86)	82
Barclays Bank	Colombia Government International	1.00	Quarterly	6/20/2028	2.35	2,280	211	(81)	130
Morgan Stanley	Colombia Government International	1.00	Quarterly	6/20/2028	2.35	913	53	(1)	52
Barclays Bank	Mexico Government International	1.00	Quarterly	6/20/2028	1.03	2,277	40	(38)	2

							$503	$(342)	$161

Over-the-Counter Credit Default Swaps – Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs	Brazilian Government International	1.00%	Quarterly	12/20/2024	0.40%	$3,200	$(15)	$43	$28
BNP Paribas	Colombia Government International	1.00	Quarterly	12/20/2027	2.13	600	(54)	27	(27)
Goldman Sachs	Colombia Government International	1.00	Quarterly	6/20/2027	1.87	1,900	(70)	12	(58)
Goldman Sachs	Colombia Government International	1.00	Quarterly	12/20/2027	2.13	800	(71)	36	(35)
J.P. Morgan	Colombia Government International	1.00	Quarterly	12/20/2026	1.67	1,400	(66)	37	(29)
J.P. Morgan	Colombia Government International	1.00	Quarterly	6/20/2027	1.87	400	(15)	3	(12)
Morgan Stanley	Colombia Government International	1.00	Quarterly	6/20/2027	1.87	900	(39)	11	(28)
Morgan Stanley	Colombia Government International	1.00	Quarterly	12/20/2027	2.13	1,000	(89)	45	(44)
Goldman Sachs	Mexico Government International	1.00	Quarterly	12/20/2023	0.13	8,500	(459)	497	38
Goldman Sachs	Mexico Government International(1)	1.00	Quarterly	6/20/2028	1.03	200	(3)	3	0
J.P. Morgan	Mexico Government International(1)	1.00	Quarterly	6/20/2024	0.19	100	0	0	0
J.P. Morgan	Mexico Government International	1.00	Quarterly	6/20/2026	0.52	100	(1)	2	1
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2024	0.28	300	(1)	4	3
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2026	0.66	500	168	(162)	6
Morgan Stanley	Mexico Government International	1.00	Quarterly	6/20/2027	0.77	400	(4)	7	3
Morgan Stanley	Mexico Government International	1.00	Quarterly	6/20/2028	1.03	1,500	(34)	32	(2)
Goldman Sachs	Republic of South Africa	1.00	Quarterly	6/20/2024	1.02	4,700	(42)	43	1
Bank of America	Turkey Government International	1.00	Quarterly	12/20/2023	2.02	3,000	(55)	42	(13)
Bank of America	Turkey Government International	1.00	Quarterly	6/20/2024	3.12	400	(37)	29	(8)
Bank of America	Turkey Government International	1.00	Quarterly	12/20/2024	3.83	1,300	(80)	29	(51)
BNP Paribas	Turkey Government International(1)	1.00	Quarterly	12/20/2023	2.02	200	(14)	14	0
BNP Paribas	Turkey Government International	1.00	Quarterly	12/20/2023	2.02	500	(40)	37	(3)
BNP Paribas	Turkey Government International	1.00	Quarterly	6/20/2025	4.17	200	(34)	23	(11)
Goldman Sachs	Turkey Government International	1.00	Quarterly	6/20/2024	3.12	1,200	(60)	36	(24)
Goldman Sachs	Turkey Government International	1.00	Quarterly	12/20/2024	3.83	900	(96)	61	(35)
J.P. Morgan	Turkey Government International	1.00	Quarterly	12/20/2023	2.02	200	(14)	13	(1)
Morgan Stanley	Turkey Government International	1.00	Quarterly	12/20/2023	2.02	500	(39)	37	(2)
Morgan Stanley	Turkey Government International	1.00	Quarterly	6/20/2024	3.12	400	(46)	38	(8)
Morgan Stanley	Turkey Government International	1.00	Quarterly	12/20/2024	3.83	3,700	(284)	142	(142)
Goldman Sachs	CMBX NA Series 14	3.00	Quarterly	12/16/2072	9.41	645	(109)	(78)	(187)

							$(1,703)	$1,063	$(640)

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
(0.45)%	6 Month EURIBOR	Received	Semi-Annual	12/29/2023	EUR	2,800	$–	$74	$74
(0.43)	6 Month EURIBOR	Received	Semi-Annual	6/28/2024		2,700	–	128	128
(0.40)	6 Month EURIBOR	Received	Semi-Annual	12/30/2024		1,200	–	86	86
(0.36)	6 Month EURIBOR	Received	Semi-Annual	6/30/2025		2,300	–	202	202
(0.33)	6 Month EURIBOR	Received	Semi-Annual	12/30/2025		1,400	–	149	149
(0.29)	6 Month EURIBOR	Received	Semi-Annual	6/30/2026		700	–	84	84
(0.15)	6 Month EURIBOR	Received	Semi-Annual	3/18/2030		16,100	196	3,364	3,560
0.00	SOFR	Paid	Quarterly	9/12/2023		$3,200	–	(45)	(45)
0.00	3 Month USD LIBOR	Received	Quarterly	9/12/2023		3,200	–	45	45
0.20	1 Year JPY TONA(1)	Received	Annual	2/3/2025	JPY	930,858	0	(23)	(23)
0.21	1 Year JPY TONA(1)	Received	Annual	2/3/2025		930,858	0	(23)	(23)
0.50	6 Month EURIBOR	Received	Semi-Annual	6/17/2050	EUR	9,000	(259)	4,183	3,924
0.75	3 Month USD LIBOR(1)	Paid	Quarterly	9/16/2023		$108,850	0	(1,359)	(1,359)
0.75	SOFR	Paid	Quarterly	6/16/2031		108,850	(8,889)	(13,396)	(22,285)
0.83	6 Month EURIBOR	Received	Semi-Annual	12/9/2052	EUR	158,000	946	7,651	8,597
0.89	1 Year JPY TONA(1)	Received	Annual	2/15/2033	JPY	549,176	0	(124)	(124)
0.90	1 Year JPY TONA(1)	Received	Annual	2/15/2033		549,176	0	(129)	(129)
0.90	1 Year JPY TONA(1)	Received	Annual	2/15/2033		1,098,352	0	(259)	(259)
0.92	1 Year JPY TONA(1)	Received	Annual	2/15/2033		1,590,716	0	(394)	(394)
1.25	3 Month USD LIBOR(1)	Received	Quarterly	9/16/2023		$48,900	0	548	548
1.25	SOFR	Paid	Annual	6/15/2032		26,170	(685)	(3,989)	(4,674)
1.25	SOFR	Received	Quarterly	12/16/2050		48,900	4,987	14,256	19,243
1.50	3 Month USD LIBOR	Received	Quarterly	9/17/2023		81,200	7	842	849
1.50	SOFR	Received	Quarterly	6/17/2050		81,200	(15,116)	43,352	28,236
1.75	SOFR	Paid	Annual	6/15/2029		3,570	(350)	(38)	(388)
1.75	SOFR	Paid	Annual	6/15/2032		9,860	(395)	(992)	(1,387)
2.00	SOFR	Paid	Annual	12/21/2029		168,700	(14,118)	(5,041)	(19,159)
2.00	SOFR	Paid	Annual	12/21/2032		378,900	(43,294)	(9,467)	(52,761)
2.25	SOFR	Received	Quarterly	3/12/2050		3,200	(10)	719	709
2.44	6 Month EURIBOR(1)	Paid	Semi-Annual	7/14/2032	EUR	3,088	0	(36)	(36)
2.49	SOFR(1)	Received	Annual	6/15/2053		$680	0	(2)	(2)
2.75	SOFR	Received	Annual	6/21/2053		91,000	8,651	(1,077)	7,574
3.00	3 Month USD LIBOR	Paid	Quarterly	9/19/2023		6,100	1	(42)	(41)
3.00	6 Month Australian Bank Bill	Paid	Semi-Annual	3/21/2027	AUD	109,400	418	(3,880)	(3,462)
3.00	SOFR	Paid	Quarterly	6/19/2029		$6,100	484	(795)	(311)
3.00	SOFR	Paid	Annual	6/21/2033		104,870	(1,898)	(3,012)	(4,910)
3.00	SOFR	Paid	Annual	6/21/2033		100	(2)	(2)	(4)
3.00	6 Month EURIBOR	Received	Semi-Annual	9/20/2033	EUR	36,800	(141)	118	(23)
3.00	SOFR	Received	Annual	9/20/2053		$25,946	–	768	768
3.00	SOFR	Received	Annual	9/20/2053		26,103	–	773	773
3.19	KRW Certificate of Deposit Rate(1)	Paid	Quarterly	9/20/2026	KRW	4,084,701	0	(35)	(35)
3.19	KRW Certificate of Deposit Rate(1)	Paid	Quarterly	9/20/2026		3,019,127	0	(26)	(26)
3.25	SOFR	Paid	Annual	6/21/2028		$218,700	(3,385)	(3,263)	(6,648)
3.25	Sterling Overnight Index Average	Received	Annual	9/20/2053	GBP	700	23	62	85
3.28	3 Month Canadian Bank Bill	Paid	Quarterly	4/25/2033	CAD	1,308	(4)	(40)	(44)
3.30	3 Month Canadian Bank Bill(1)	Paid	Quarterly	3/27/2033		435	0	(15)	(15)
3.32	3 Month Canadian Bank Bill	Received	Quarterly	4/25/2053		567	3	15	18
3.33	KRW Certificate of Deposit Rate(1)	Paid	Quarterly	9/20/2026	KRW	1,636,900	0	(9)	(9)
3.35	3 Month Canadian Bank Bill	Paid	Quarterly	3/30/2033	CAD	442	(1)	(13)	(14)
3.36	Canadian Overnight Repo Rate Average(1)	Received	Semi-Annual	6/22/2053		4,267	0	(103)	(103)
3.36	3 Month Canadian Bank Bill(1)	Paid	Quarterly	5/12/2033		450	0	(13)	(13)
3.37	3 Month Canadian Bank Bill(1)	Received	Quarterly	3/27/2053		188	0	5	5
3.38	3 Month Canadian Bank Bill(1)	Received	Quarterly	5/12/2053		195	0	5	5
3.38	KRW Certificate of Deposit Rate(1)	Paid	Quarterly	9/20/2026	KRW	1,637,145	0	(7)	(7)
3.38	KRW Certificate of Deposit Rate(1)	Paid	Quarterly	9/20/2026		1,637,145	0	(7)	(7)
3.40	3 Month Canadian Bank Bill(1)	Received	Quarterly	3/30/2053	CAD	192	0	4	4
3.40	Canadian Overnight Repo Rate Average	Received	Semi-Annual	6/15/2053		21,306	1	(637)	(636)
3.43	3 Month Canadian Bank Bill	Paid	Quarterly	5/15/2033		1,349	(7)	(25)	(32)
3.44	3 Month Canadian Bank Bill	Received	Quarterly	5/15/2053		585	3	6	9
3.44	3 Month Canadian Bank Bill(1)	Paid	Quarterly	5/9/2033		443	0	(10)	(10)
3.48	3 Month Canadian Bank Bill(1)	Received	Quarterly	5/9/2053		192	0	2	2
3.50	Sterling Overnight Index Average	Received	Annual	9/20/2033	GBP	15,600	129	1,135	1,264
3.54	Canadian Overnight Repo Rate Average(1)	Paid	Semi-Annual	6/22/2033	CAD	9,754	0	54	54
3.54	Canadian Overnight Repo Rate Average	Paid	Semi-Annual	6/15/2033		47,940	1	257	258
3.56	3 Month Canadian Bank Bill(1)	Received	Quarterly	6/1/2053		208	0	(1)	(1)
3.58	3 Month Canadian Bank Bill(1)	Received	Quarterly	5/31/2053		201	0	(1)	(1)
3.60	SOFR	Paid	Annual	9/20/2025		$370,000	–	(7,055)	(7,055)
3.60	SOFR	Paid	Annual	5/30/2025		195,000	1	(1,324)	(1,323)
3.64	3 Month Canadian Bank B ill(1)	Received	Quarterly	6/29/2053	CAD	205	0	(3)	(3)
3.65	SOFR	Received	Annual	5/30/2025		$195,000	28	1,303	1,331
3.66	3 Month Canadian Bank Bill	Received	Quarterly	5/30/2053	CAD	199	1	(4)	(3)
3.68	3 Month Canadian Bank Bill(1)	Paid	Quarterly	6/1/2033		478	0	(4)	(4)
3.68	3 Month Canadian Bank Bill(1)	Paid	Quarterly	5/31/2033		465	0	(3)	(3)
3.75	Sterling Overnight Index Average(1)	Received	Annual	6/27/2053	GBP	6,403	0	126	126
3.77	3 Month Canadian Bank Bill(1)	Received	Quarterly	6/13/2053	CAD	37	0	(1)	(1)
3.77	3 Month Canadian Bank Bill(1)	Paid	Quarterly	5/30/2033		459	0	(1)	(1)

3.85	3 Month Canadian Bank Bill(1)	Paid	Quarterly	6/29/2033		472	0	2	2
3.92	3 Month Canadian Bank Bill(1)	Paid	Quarterly	6/13/2033		86	0	1	1
4.28	Sterling Overnight Index Average	Paid	Annual	6/27/2033	GBP	14,623	1	(138)	(137)
4.32	6 Month CZK PRIBOR(1)	Paid	Semi-Annual	9/20/2028	CZK	44,415	0	1	1
4.54	6 Month CZK PRIBOR(1)	Paid	Semi-Annual	9/20/2028		37,841	0	18	18
4.62	3 Month CZK PRIBOR(1)	Received	Quarterly	6/19/2025		190,403	0	(3)	(3)
5.16	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/6/2025	MXN	1,700	–	(8)	(8)
5.54	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	5/4/2027		3,400	0	(20)	(20)
5.64	Sterling Overnight Index Average	Paid	Annual	6/24/2025	GBP	53,000	(13)	(137)	(150)
5.70	6 Month PLN WIBOR(1)	Received	Semi-Annual	9/20/2028	PLN	5,621	0	(49)	(49)
5.73	Sterling Overnight Index Average	Paid	Annual	6/27/2025	GBP	26,000	(1)	(44)	(45)
7.15	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/11/2027	MXN	25,800	(12)	(60)	(72)
7.20	3 Month ZAR SAJIBOR(1)	Paid	Quarterly	3/20/2025	ZAR	79,003	0	(45)	(45)
7.36	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	8/21/2037	MXN	900	3	0	3
7.37	Mexico Interbank TIIE 28 Day	Paid	Lunar	10/11/2027		40,300	(1)	(91)	(92)
7.38	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	8/14/2037		1,300	4	1	5
7.50	Mexico Interbank TIIE 28 Day	Received	Lunar	1/14/2032		5,900	24	(11)	13
7.50	Mexico Interbank TIIE 28 Day	Received	Lunar	1/15/2032		24,500	89	(36)	53
7.91	Mexico Interbank TIIE 28 Day	Received	Lunar	12/30/2027		800	–	1	1
7.98	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	12/10/2027		3,300	0	3	3
7.99	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	12/21/2027		100	–	0	0
8.01	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		20,200	(6)	26	20
8.03	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	1/31/2028		1,600	0	1	1
8.05	Mexico Interbank TIIE 28 Day	Received	Lunar	1/31/2028		2,400	–	2	2
8.35	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	4/28/2028		19,905	0	(1)	(1)
8.41	Mexico Interbank TIIE 28 Day	Received	Lunar	3/31/2027		14,300	–	5	5
8.42	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	1/20/2028		32,803	0	(2)	(2)
8.66	Mexico Interbank TIIE 28 Day	Received	Lunar	4/4/2024		49,700	–	55	55
8.68	Mexico Interbank TIIE 28 Day	Received	Lunar	4/3/2024		119,300	–	132	132
8.70	Mexico Interbank TIIE 28 Day	Received	Lunar	3/31/2032		14,300	–	(31)	(31)
8.73	Mexico Interbank TIIE 28 Day	Received	Lunar	4/6/2027		12,100	–	(1)	(1)
8.73	Mexico Interbank TIIE 28 Day	Received	Lunar	3/30/2032		6,000	–	(13)	(13)
8.75	Mexico Interbank TIIE 28 Day	Received	Lunar	4/5/2024		29,000	–	31	31
9.84	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	5/16/2025		61,793	0	2	2

							$(72,586)	$23,182	$(49,404)

Lunar - payment frequency equal periods of 28 days (a lunar month).

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Over-the-Counter Interest Rate Swaps

Counterparty	Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America	11.38%	Brazil Cetip DI Interbank Deposit	Paid	1/2/2026	BRL	9,207	$–	$55	$55
Citibank	11.75	Brazil Cetip DI Interbank Deposit	Paid	1/2/2026		10,487	–	80	80
Citibank	11.80	Brazil Cetip DI Interbank Deposit	Paid	1/2/2026		10,366	–	83	83
Bank of America	11.87	Brazil Cetip DI Interbank Deposit	Paid	1/2/2025		16,259	–	45	45
Bank of America	11.90	Colombia Overnight Interbank	Received	10/19/2024	COP	7,556,152	–	(31)	(31)
Citibank	11.92	Brazil Cetip DI Interbank Deposit	Paid	1/2/2026	BRL	15,279	–	131	131
Citibank	12.37	Colombia Overnight Interbank	Received	4/18/2024	COP	14,570,937	–	(22)	(22)
Bank of America	12.60	Brazil Cetip DI Interbank Deposit	Paid	7/1/2024	BRL	13,937	–	18	18
Goldman Sachs	12.97	Brazil Cetip DI Interbank Deposit	Paid	7/1/2024		4,956	–	11	11
Citibank	12.97	Brazil Cetip DI Interbank Deposit	Paid	7/1/2024		8,195	–	17	17

							$–	$387	$387

Centrally Cleared Inflation Linked Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
2.43%	30-Year USD Inflation Linked	Received	6/30/2053		$6,185	$1	$47	$48
2.45	30-Year USD Inflation Linked(1)	Received	6/9/2053		3,134	0	9	9
2.46	30-Year USD Inflation Linked(1)	Received	6/9/2053		3,134	0	2	2
2.53	10-Year USD Inflation Linked(1)	Received	6/28/2033		318	0	0	0
2.73	30-Year EUR Inflation Linked(1)	Paid	6/15/2053	EUR	4,185	0	41	41
2.77	30-Year EUR Inflation Linked(1)	Paid	6/15/2053		2,249	0	53	53
2.77	30-Year EUR Inflation Linked(1)	Paid	6/15/2053		2,249	0	58	58
4.00	10-Year GBP Inflation Linked	Paid	9/15/2031	GBP	7,300	(6)	(1,373)	(1,379)
4.06	10-Year GBP Inflation Linked	Paid	9/15/2031		6,800	28	(1,265)	(1,237)
4.07	10-Year GBP Inflation Linked	Paid	9/15/2031		13,100	(162)	(2,202)	(2,364)

						$(139)	$(4,630)	$(4,769)

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

EURIBOR	Euro Interbank Offered Rate	SOFR	Secured Overnight Financing Rate
LIBOR	London Interbank Offered Rate	TIIE	Interbank Equilibrium Interest Rate
PRIBOR	Prague Interbank Offered Rate	TONA	Tokyo Overnight Average Rate
SAJIBOR	South African Johannesburg Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2023

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS – 96.90%
Alabama – 2.59%
Alabama Community College System ACCS Enhancements Fee Revenue
4.00%, 09/01/2035	$430	$441
4.00%, 09/01/2037	750	758
Alabama Federal Aid Highway Finance Authority
5.00%, 09/01/2031	4,845	4,937
5.00%, 09/01/2036	10,000	10,647
Alabama Housing Finance Authority
3.88%, 12/01/2023	2,500	2,498
5.00%, 06/01/2026(1)	3,430	3,487
Alabama Public School & College Authority
5.00%, 11/01/2025	5,000	5,228
5.00%, 06/01/2035	4,000	4,104
5.00%, 11/01/2035	6,400	7,253
Birmingham Airport Authority
5.00%, 07/01/2028	700	768
5.00%, 07/01/2030	1,000	1,129
5.00%, 07/01/2031	350	394
5.00%, 07/01/2032	300	338
5.00%, 07/01/2034	800	896
Black Belt Energy Gas District
4.00%, 12/01/2049(1)	12,530	12,457
4.00%, 07/01/2052(1)	6,805	6,784
4.00%, 10/01/2052(1)	20,065	19,885
4.00%, 12/01/2052(1)	5,550	5,392
4.00%, 04/01/2053(1)	10,210	10,092
4.36% (SIFMA Municipal Swap Index Yield + 0.35%), 10/01/2052(2)	24,660	23,978
5.00%, 06/01/2027	1,585	1,651
5.00%, 06/01/2028	2,270	2,386
5.25%, 06/01/2027	1,300	1,361
5.25%, 12/01/2027	1,170	1,230
5.25%, 06/01/2028	1,540	1,623
5.25%, 12/01/2028	1,275	1,346
5.25%, 02/01/2053(1)	7,500	7,851
5.25%, 12/01/2053	2,880	3,076
5.50%, 11/01/2053(1)	18,190	19,202
City of Hoover AL
5.00%, 03/01/2041	8,210	9,215
City of Montgomery AL
4.00%, 12/01/2036	400	412
4.00%, 12/01/2037	500	512
Cooper Green Mercy Health Services Authority
5.00%, 09/01/2024	440	449
5.00%, 09/01/2025	475	489
5.00%, 09/01/2026	500	524
5.00%, 09/01/2028	550	595
County of Jefferson AL Sewer Revenue
6.00%, 10/01/2042	9,350	9,848
Health Care Authority of the City of Huntsville
5.00%, 06/01/2036	2,600	2,769
5.00%, 06/01/2037	3,300	3,482
Homewood Educational Building Authority
4.00%, 12/01/2038	1,385	1,338
Industrial Development Board of the City of Mobile Alabama
1.00%, 06/01/2034(1)	3,870	3,669
2.90%, 07/15/2034(1)	200	199
3.80%, 06/01/2034(1)	12,750	12,750
Lower Alabama Gas District
4.00%, 12/01/2050(1)	12,610	12,537
Mobile County Board of School Commissioners
4.00%, 03/01/2034	1,315	1,356
4.00%, 03/01/2035	1,360	1,389
4.00%, 03/01/2036	1,500	1,517
4.00%, 03/01/2038	1,750	1,745
4.00%, 03/01/2039	1,700	1,683
4.00%, 03/01/2040	1,580	1,563
4.00%, 03/01/2041	2,765	2,732
5.00%, 03/01/2028	1,030	1,072
5.00%, 03/01/2038	1,400	1,534
5.00%, 03/01/2039	1,720	1,877
Montgomery County Public Facilities Authority
4.00%, 03/01/2038	685	689
4.00%, 03/01/2039	415	414
4.00%, 03/01/2041	400	392
Montgomery Medical Clinic Board

5.00%, 03/01/2029	1,000	994
Prichard Water Works & Sewer Board
2.25%, 11/01/2027	210	123
2.38%, 11/01/2028	550	310
Southeast Alabama Gas Supply District
4.00%, 06/01/2049(1)	11,010	10,989
4.31% (1 Month LIBOR USD + 0.85%), 06/01/2049(2)	5,365	5,365
Southeast Energy Authority A Cooperative District
5.00%, 05/01/2053(1)	12,765	13,197
5.50%, 01/01/2053(1)	12,400	13,186
State of Alabama
3.00%, 08/01/2026	5,000	4,968
Sumter County Industrial Development Authority
6.00%, 07/15/2052(1)	5,000	3,381
Town of Pike Road AL
5.00%, 03/01/2041	1,795	2,007
5.00%, 03/01/2042	1,560	1,737
5.00%, 03/01/2048	7,415	8,117
University of Alabama
4.00%, 06/01/2033	1,070	1,122

Total Alabama		303,439

Alaska – 0.16%
Alaska Housing Finance Corp.
3.00%, 06/01/2051	1,180	1,131
Alaska Industrial Development & Export Authority
5.00%, 10/01/2030	1,385	1,494
Alaska Municipal Bond Bank Authority
5.00%, 12/01/2037	1,500	1,588
5.00%, 12/01/2040	2,500	2,726
5.00%, 12/01/2042	1,500	1,561
5.25%, 12/01/2047	1,620	1,705
Municipality of Anchorage AK
4.00%, 09/01/2040	1,500	1,500
Northern Tobacco Securitization Corp.
4.00%, 06/01/2034	1,000	1,010
4.00%, 06/01/2050	1,670	1,660
4.00%, 06/01/2050	3,145	2,780
5.00%, 06/01/2032	875	962
5.00%, 06/01/2033	750	820

Total Alaska		18,937

Arizona – 1.68%
Arizona Health Facilities Authority
4.26% (SIFMA Municipal Swap Index Yield + 0.25%), 01/01/2046(2)	3,750	3,676
5.00%, 12/01/2039	1,150	1,157
Arizona Industrial Development Authority
2.65%, 07/01/2026	330	314
3.00%, 12/15/2031(3)	400	344
4.00%, 07/01/2031	275	275
4.00%, 07/01/2031	310	303
4.00%, 11/01/2039	1,140	1,078
5.00%, 02/01/2034	2,585	2,968
Arizona State University
5.00%, 07/01/2042	500	515
Chandler Industrial Development Authority
5.00%, 06/01/2049(1)	18,960	19,105
5.00%, 09/01/2052(1)	8,350	8,545
City of Glendale AZ Excise Tax Revenue
5.00%, 07/01/2030	1,780	1,922
City of Mesa AZ
4.00%, 07/01/2028	1,265	1,319
City of Mesa AZ Utility System Revenue
5.00%, 07/01/2043	2,500	2,691
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2025	1,295	1,344
5.00%, 07/01/2026	1,675	1,741
5.00%, 07/01/2027	4,600	4,853
5.00%, 07/01/2028	1,070	1,160
5.00%, 07/01/2028	4,440	4,753
5.00%, 07/01/2029	725	785
5.00%, 07/01/2029	12,865	12,865
5.00%, 07/01/2030	1,000	1,098
5.00%, 07/01/2030	1,500	1,500
5.00%, 07/01/2031	725	795
5.00%, 07/01/2032	120	131
5.00%, 07/01/2032	800	844
5.00%, 07/01/2036	3,000	3,187
5.00%, 07/01/2036	4,210	4,331
5.00%, 07/01/2037	1,765	1,812
5.00%, 07/01/2039	4,700	4,890
5.00%, 07/01/2042	540	556
5.00%, 07/01/2045	635	665
Gilbert Water Resource Municipal Property Corp.
5.00%, 07/15/2032	1,370	1,626

5.00%, 07/15/2033	1,920	2,275
5.00%, 07/15/2034	1,785	2,104
Glendale Industrial Development Authority
5.00%, 05/15/2056	1,375	1,173
Industrial Development Authority of the City of Phoenix Arizona
5.00%, 07/01/2033	415	432
5.00%, 07/01/2034	765	792
5.00%, 07/01/2038	1,295	1,314
Industrial Development Authority of the County of Pima
4.00%, 04/01/2035	415	414
4.00%, 04/01/2036	420	412
4.00%, 04/01/2040	675	639
5.00%, 04/01/2033	575	629
5.00%, 04/01/2034	795	869
Industrial Development Authority of the County of Yavapai
2.20%, 03/01/2028(1)	2,100	2,066
3.80%, 04/01/2029(1)	3,000	3,000
Maricopa County Industrial Development Authority
5.00%, 01/01/2046(1)	3,210	3,352
5.00%, 07/01/2047	1,000	1,051
5.75%, 01/01/2036(3)	1,500	1,208
6.00%, 01/01/2048(3)	1,155	834
Maricopa County School District No 83-Cartwright Elementary
4.00%, 07/01/2036	1,315	1,355
4.00%, 07/01/2037	860	879
4.00%, 07/01/2038	500	508
4.00%, 07/01/2039	1,035	1,045
4.00%, 07/01/2040	1,090	1,095
Maricopa County Special Health Care District
4.00%, 07/01/2035	805	835
4.00%, 07/01/2038	19,340	19,367
5.00%, 07/01/2025	5,000	5,175
5.00%, 07/01/2026	7,000	7,391
5.00%, 07/01/2033	6,555	7,482
Mizuho Floater/Residual Trust
4.21%, 03/01/2026(3)	3,820	3,820
Salt River Project Agricultural Improvement & Power District
4.00%, 01/01/2041	4,680	4,708
5.00%, 01/01/2024	1,600	1,615
5.00%, 01/01/2033	1,000	1,096
5.00%, 12/01/2036	6,670	6,853
5.00%, 01/01/2038	3,985	4,184
Salt Verde Financial Corp.
5.00%, 12/01/2032	5,020	5,327
State of Arizona
5.00%, 10/01/2024	1,075	1,099
University of Arizona
5.00%, 06/01/2038	1,955	2,131
5.00%, 06/01/2046	2,000	2,054
Western Maricopa Education Center District No 402
5.00%, 07/01/2024	320	326
5.00%, 07/01/2025	1,410	1,461
Yuma & La Paz Counties Community College District
4.00%, 07/01/2033	370	390
4.00%, 07/01/2034	375	391
4.00%, 07/01/2035	350	360

Total Arizona		196,659

Arkansas – 0.23%
Arkansas Development Finance Authority
3.13%, 07/01/2036	180	142
4.00%, 07/01/2027	220	217
4.50%, 09/01/2049(3)	4,150	3,748
5.70%, 05/01/2053	3,175	3,219
County of Pulaski AR
5.00%, 03/01/2036	1,000	1,115
5.00%, 03/01/2040	500	542
5.00%, 03/01/2042	1,225	1,317
Tender Option Bond Trust Receipts/Certificates
0.00%, 09/01/2044(3)	10,000	10,000
University of Arkansas
5.00%, 03/01/2033	5,845	5,976
5.00%, 11/01/2047	1,000	1,046

Total Arkansas		27,322

California – 7.08%
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	1,710	1,782
Alisal Union School District
5.25%, 08/01/2042	740	793
Anaheim Public Financing Authority
5.00%, 09/01/2029	1,860	2,065
Apple Valley Public Financing Authority
4.00%, 06/01/2036	1,350	1,379
Bay Area Toll Authority

2.85%, 04/01/2047(1)	965	953
2.95%, 04/01/2047(1)	1,130	1,107
4.42% (SIFMA Municipal Swap Index Yield + 0.41%), 04/01/2056(2)	15,000	14,587
4.46% (SIFMA Municipal Swap Index Yield + 0.45%), 04/01/2056(2)	10,000	9,889
5.26% (SIFMA Municipal Swap Index Yield + 1.25%), 04/01/2036(2)	1,000	1,006
Calexico Unified School District
4.00%, 08/01/2042	680	683
California Community Choice Financing Authority
5.00%, 07/01/2053	3,910	4,108
5.25%, 01/01/2054	12,325	12,893
California Community Housing Agency
3.00%, 08/01/2056(3)	570	378
4.00%, 08/01/2051(3)	925	668
California County Tobacco Securitization Agency
4.00%, 06/01/2034	400	410
4.00%, 06/01/2036	275	278
4.00%, 06/01/2037	275	275
4.00%, 06/01/2038	275	273
5.00%, 06/01/2026	215	225
California Health Facilities Financing Authority
4.00%, 03/01/2033	11,945	11,784
4.00%, 04/01/2035	1,930	1,943
4.00%, 04/01/2045	2,000	1,888
5.00%, 08/15/2034	125	133
California Housing Finance
3.50%, 11/20/2035	7,850	7,344
4.00%, 03/20/2033	472	463
California Housing Finance Agency
4.38%, 09/20/2036	2,873	2,868
California Infrastructure & Economic Development Bank
3.65%, 01/01/2050(3)	54,350	54,119
5.00%, 11/01/2044	555	571
California Municipal Finance Authority
0.70%, 12/01/2044(1)	3,550	3,488
4.00%, 05/15/2032	750	772
4.00%, 05/15/2036	2,750	2,763
4.13%, 10/01/2041(1)	6,000	6,035
5.00%, 08/15/2029	1,000	1,088
5.00%, 11/01/2033	765	845
5.00%, 08/15/2034	1,065	1,155
5.25%, 11/01/2034	1,000	1,124
California Public Finance Authority
2.13%, 11/15/2027(3)	875	843
4.00%, 07/15/2041	2,800	2,812
California School Finance Authority
2.00%, 10/01/2024(3)	285	276
3.00%, 10/01/2031(3)	215	198
4.00%, 11/01/2031(3)	500	470
4.00%, 11/01/2041(3)	980	812
California State Public Works Board
4.00%, 11/01/2038	4,000	4,082
5.00%, 03/01/2024	2,500	2,533
5.00%, 03/01/2025	3,340	3,446
5.00%, 08/01/2030	970	1,124
5.00%, 08/01/2033	1,800	2,116
5.00%, 09/01/2039	10,705	10,869
California Statewide Communities Development Authority
4.00%, 09/02/2025	375	371
4.00%, 09/02/2029	300	293
4.00%, 09/02/2031	300	289
4.00%, 04/01/2036	675	679
4.00%, 05/15/2036	1,540	1,563
4.00%, 04/01/2037	700	698
4.00%, 05/15/2037	3,595	3,617
4.00%, 05/15/2038	2,795	2,796
4.00%, 05/15/2039	2,030	2,017
5.00%, 04/01/2035	1,300	1,411
5.00%, 02/01/2045	1,175	705
5.00%, 04/01/2046(1)	4,300	4,829
City of Los Angeles Department of Airports
4.00%, 05/15/2035	685	696
4.00%, 05/15/2036	800	808
4.00%, 05/15/2037	850	851
4.00%, 05/15/2038	460	485
4.00%, 05/15/2038	750	744
4.00%, 05/15/2038	8,235	8,165
4.00%, 05/15/2039	775	767
4.00%, 05/15/2039	11,305	11,192
4.00%, 05/15/2040	750	741
4.00%, 05/15/2041	800	788
4.75%, 05/15/2035	8,340	8,483
5.00%, 05/15/2025	240	247
5.00%, 05/15/2025	1,760	1,804

5.00%, 05/15/2026	520	541
5.00%, 05/15/2026	1,455	1,515
5.00%, 05/15/2027	1,325	1,400
5.00%, 05/15/2028	1,150	1,232
5.00%, 05/15/2031	2,325	2,486
5.00%, 05/15/2033	1,325	1,415
5.00%, 05/15/2033	1,600	1,790
5.00%, 05/15/2034	130	147
5.00%, 05/15/2034	1,860	2,033
5.00%, 05/15/2034	2,295	2,545
5.00%, 05/15/2035	1,510	1,618
5.00%, 05/15/2036	145	163
5.00%, 05/15/2036	2,515	2,652
5.00%, 05/15/2036	2,585	2,815
5.00%, 05/15/2037	2,000	2,153
5.00%, 05/15/2038	3,705	3,956
5.00%, 05/15/2040	1,095	1,112
5.00%, 05/15/2040	10,000	10,578
5.00%, 05/15/2041	2,255	2,391
5.25%, 05/15/2031	4,805	5,202
5.25%, 05/15/2032	1,000	1,082
5.50%, 05/15/2036	3,500	3,987
City of Rancho Cordova CA
5.00%, 09/01/2035	1,155	1,301
5.00%, 09/01/2036	1,255	1,401
5.00%, 09/01/2037	2,705	2,994
City of Rocklin CA
4.00%, 09/01/2043	1,500	1,507
City of San Mateo CA
5.25%, 09/01/2035	2,930	3,287
City of Vernon CA Electric System Revenue
5.00%, 10/01/2027	475	495
CMFA Special Finance Agency VII
3.00%, 08/01/2056(3)	2,000	1,320
CMFA Special Finance Agency VIII
3.00%, 08/01/2056(3)	3,000	1,970
Compton Community College District
0.00%, 08/01/2038	3,000	1,095
Corona Community Facilities District
5.00%, 09/01/2027	100	105
5.25%, 09/01/2034	185	201
County of Los Angeles CA Community Facilities District No 2021-01
5.00%, 09/01/2029	150	162
5.00%, 09/01/2031	225	241
5.00%, 09/01/2034	335	359
5.00%, 09/01/2036	560	587
County of Sacramento CA Airport System Revenue
5.00%, 07/01/2041	1,000	1,035
CSCDA Community Improvement Authority
3.00%, 09/01/2056(3)	6,565	4,332
3.13%, 08/01/2056(3)	1,550	1,059
3.13%, 06/01/2057(3)	4,540	2,962
3.25%, 04/01/2057(3)	2,880	2,005
4.00%, 10/01/2056(3)	250	205
4.00%, 12/01/2056(3)	1,280	907
4.00%, 06/01/2058(3)	1,575	1,232
4.00%, 12/01/2058(3)	3,360	2,552
4.00%, 12/01/2059(3)	255	165
East Bay Municipal Utility District Water System Revenue
5.00%, 06/01/2038	2,500	2,860
Fontana Unified School District
2.38%, 08/01/2044	1,500	1,073
Foothill-de Anza Community College District
5.00%, 04/01/2035	250	256
5.00%, 04/01/2036	200	205
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2024	1,000	973
5.00%, 06/01/2024	255	260
Hercules Redevelopment Agency Successor Agency
5.00%, 08/01/2037	2,050	2,285
5.00%, 08/01/2042	630	688
Indian Wells Redevelopment Agency Successor Agency
5.00%, 09/01/2033	2,400	2,550
Kern Community College District
5.25%, 08/01/2036	1,150	1,366
Los Angeles Community College District
4.00%, 08/01/2036	10,020	10,236
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
4.00%, 06/01/2035	2,500	2,647
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2029	1,200	1,265
5.00%, 12/01/2030	2,520	2,654
5.00%, 12/01/2032	3,250	3,853

5.00%, 12/01/2034	5,375	6,341
Los Angeles Department of Water & Power
5.00%, 07/01/2039	2,500	2,829
5.00%, 07/01/2039	12,645	14,047
5.00%, 07/01/2040	9,185	10,148
5.00%, 07/01/2042	4,495	4,670
5.00%, 07/01/2046	3,880	4,269
Los Angeles Unified School District
4.00%, 07/01/2036	6,190	6,432
4.00%, 07/01/2037	3,000	3,090
5.00%, 07/01/2027	2,385	2,601
Madera Unified School District
4.00%, 08/01/2044	1,250	1,251
Mendocino-Lake Community College District
5.00%, 08/01/2027	1,700	1,777
5.00%, 08/01/2028	1,000	1,042
5.00%, 08/01/2029	775	808
5.00%, 08/01/2030	2,530	2,637
Metropolitan Water District of Southern California
4.15% (SIFMA Municipal Swap Index Yield + 0.14%), 07/01/2037(2)	2,530	2,528
4.15% (SIFMA Municipal Swap Index Yield + 0.14%), 07/01/2037(2)	6,650	6,653
Mount Diablo Unified School District
4.00%, 08/01/2026	1,225	1,266
4.00%, 08/01/2029	1,000	1,073
4.00%, 08/01/2030	1,445	1,563
4.00%, 08/01/2032	2,030	2,206
Napa Valley Community College District
4.00%, 08/01/2033	2,500	2,563
Norman Y Mineta San Jose International Airport SJC
4.00%, 03/01/2034	4,000	4,045
5.00%, 03/01/2028	1,340	1,401
5.00%, 03/01/2030	1,700	1,784
5.00%, 03/01/2042	1,390	1,449
North Coast County Water District
4.00%, 10/01/2033	250	267
Oakland Unified School District/Alameda County
4.00%, 08/01/2046	2,815	2,813
Ontario International Airport Authority
4.00%, 05/15/2039	850	841
4.00%, 05/15/2040	635	626
4.00%, 05/15/2041	400	393
Orange County Sanitation District
5.00%, 02/01/2036	5,000	5,095
Orange County Transportation Authority
5.00%, 10/15/2024	6,385	6,548
Pittsburg Unified School District
4.00%, 08/01/2035	280	290
4.00%, 08/01/2039	400	402
Port of Los Angeles
5.00%, 08/01/2027	1,810	1,836
Port of Oakland
5.00%, 05/01/2024	150	152
5.00%, 05/01/2025	4,800	4,921
5.00%, 05/01/2026	1,170	1,209
5.00%, 05/01/2027	3,970	4,162
5.00%, 05/01/2028	1,875	1,993
5.00%, 05/01/2029	1,875	2,021
5.00%, 11/01/2029	1,875	2,034
Regents of the University of California Medical Center Pooled Revenue
5.00%, 05/15/2039	15,000	17,048
Sacramento City Financing Authority
5.00%, 12/01/2033	875	916
Sacramento City Unified School District
5.00%, 07/01/2031	1,740	2,052
San Diego County Regional Airport Authority
4.00%, 07/01/2035	4,815	4,881
5.00%, 07/01/2030	205	223
5.00%, 07/01/2037	6,000	6,426
5.00%, 07/01/2038	6,100	6,502
San Diego Unified School District
5.00%, 07/01/2047	3,090	3,261
San Francisco Bay Area Rapid Transit District
3.00%, 08/01/2050	4,195	3,249
5.00%, 08/01/2032	5,000	5,201
5.00%, 08/01/2039	2,650	3,010
San Francisco City & County Airport Comm-San Francisco International Airport
5.00%, 05/01/2037	945	999
5.00%, 05/01/2044	1,500	1,514
San Francisco City & County Public Utilities Commission Wastewater Revenue
5.00%, 10/01/2043	1,970	2,111
San Joaquin Hills Transportation Corridor Agency
5.25%, 01/15/2044	2,000	2,039
5.25%, 01/15/2049	4,260	4,337

Southern California Public Power Authority
5.00%, 07/01/2040	2,230	2,551
State of California
4.00%, 10/01/2024	4,475	4,535
4.00%, 03/01/2025	3,500	3,564
4.00%, 10/01/2025	2,240	2,287
4.00%, 03/01/2026	375	384
4.00%, 10/01/2026	2,740	2,831
4.00%, 10/01/2033	2,900	3,119
4.00%, 11/01/2035	1,750	1,852
4.00%, 03/01/2036	2,385	2,492
4.00%, 10/01/2036	6,300	6,534
4.00%, 11/01/2036	2,735	2,854
5.00%, 08/01/2023	3,000	3,004
5.00%, 12/01/2023	2,980	3,004
5.00%, 05/01/2024	1,945	1,978
5.00%, 10/01/2024	1,790	1,836
5.00%, 12/01/2024	1,255	1,292
5.00%, 10/01/2025	1,280	1,338
5.00%, 09/01/2026	2,000	2,131
5.00%, 08/01/2027	620	647
5.00%, 11/01/2028	8,000	8,952
5.00%, 08/01/2029	935	993
5.00%, 09/01/2029	370	394
5.00%, 11/01/2029	3,170	3,456
5.00%, 04/01/2030	5,130	5,897
5.00%, 08/01/2030	3,500	3,720
5.00%, 08/01/2030	3,910	4,249
5.00%, 11/01/2032	11,555	13,406
5.00%, 03/01/2033	7,765	8,912
5.00%, 09/01/2034	1,430	1,698
5.00%, 10/01/2034	1,440	1,719
5.00%, 04/01/2035	2,585	3,041
5.00%, 04/01/2035	4,980	5,516
5.00%, 09/01/2035	1,365	1,610
5.00%, 09/01/2035	2,320	2,736
5.00%, 09/01/2035	9,000	9,535
5.00%, 10/01/2036	4,410	5,187
5.00%, 10/01/2037	15,000	17,124
5.00%, 10/01/2039	6,615	7,630
5.00%, 10/01/2041	19,860	22,199
5.00%, 09/01/2042	26,500	29,994
5.00%, 10/01/2042	18,740	20,404
State of California Department of Water Resources
5.00%, 12/01/2025	1,500	1,574
5.00%, 12/01/2033	8,530	9,960
University of California
5.00%, 05/15/2034	1,500	1,825
5.00%, 05/15/2036	1,135	1,354
5.00%, 05/15/2039	20,000	23,139
5.50%, 05/15/2040	14,250	16,940
West Contra Costa Healthcare District
4.00%, 07/01/2034	1,125	1,168
4.00%, 07/01/2036	1,220	1,247
4.00%, 07/01/2038	1,320	1,331

Total California		829,206

Colorado – 2.04%
Adams 12 Five Star Schools
5.00%, 12/15/2028	2,050	2,180
5.00%, 12/15/2030	3,500	3,712
Adams County School District No 1
5.00%, 12/01/2033	1,000	1,060
Arapahoe County School District No 5 Cherry Creek
2.00%, 12/15/2026	1,500	1,414
2.30%, 12/15/2028	2,500	2,318
Arapahoe County School District No 6 Littleton
5.50%, 12/01/2033	1,150	1,305
5.50%, 12/01/2043	1,750	1,928
Arkansas River Power Authority
5.00%, 10/01/2031	750	777
5.00%, 10/01/2038	4,665	4,719
5.00%, 10/01/2043	5,000	4,993
Boulder Larimer & Weld Counties St Vrain Valley School District Re1J
5.00%, 12/15/2035	2,195	2,314
5.00%, 12/15/2036	1,500	1,575
City & County of Denver CO Airport System Revenue
4.00%, 11/15/2023	4,465	4,470
5.00%, 11/15/2025	4,390	4,520
5.00%, 11/15/2027	8,200	8,699
5.00%, 11/15/2029	3,105	3,292
5.00%, 12/01/2029	1,130	1,213
5.00%, 12/01/2031	7,045	7,543
5.00%, 11/15/2032	2,175	2,490

5.00%, 12/01/2032	385	412
5.00%, 12/01/2035	5,520	5,840
5.00%, 12/01/2043	5,350	5,523
5.50%, 11/15/2031	6,030	6,960
5.50%, 11/15/2032	1,660	1,935
5.50%, 11/15/2033	1,865	2,170
5.50%, 11/15/2042	2,760	3,061
5.75%, 11/15/2034	960	1,144
5.75%, 11/15/2035	890	1,050
5.75%, 11/15/2040	6,500	7,415
5.75%, 11/15/2041	1,300	1,478
City & County of Denver CO Pledged Excise Tax Revenue
5.00%, 08/01/2042	3,095	3,209
City of Colorado Springs CO Utilities System Revenue
5.00%, 11/15/2035	1,500	1,702
5.00%, 11/15/2042	1,550	1,632
Colorado Educational & Cultural Facilities Authority
4.00%, 05/01/2026	80	79
4.00%, 06/01/2026	535	538
4.00%, 06/01/2028	580	588
4.00%, 05/01/2029	70	69
4.00%, 05/01/2030	65	63
4.00%, 06/01/2030	325	331
4.00%, 06/01/2032	340	346
4.00%, 05/01/2036	75	70
4.00%, 07/01/2036	1,295	1,290
4.00%, 12/15/2036	750	740
Colorado Health Facilities Authority
2.13%, 05/15/2028	750	680
4.00%, 01/01/2035	2,495	2,566
4.00%, 08/01/2044	1,520	1,420
5.00%, 11/01/2023	1,350	1,357
5.00%, 11/01/2024	1,125	1,146
5.00%, 11/01/2025	1,715	1,776
5.00%, 11/01/2026	1,330	1,401
5.00%, 08/01/2027	1,000	1,054
5.00%, 08/01/2028	1,000	1,069
5.00%, 05/15/2031	1,000	1,154
5.00%, 05/15/2032	1,000	1,168
5.00%, 11/15/2036(1)	1,790	1,801
5.00%, 11/15/2036(1)	4,980	5,012
5.00%, 08/01/2044	6,110	6,308
5.00%, 09/01/2046	1,000	1,012
5.00%, 08/01/2049(1)	1,330	1,371
5.00%, 11/15/2049(1)	235	251
5.00%, 11/15/2049(1)	2,350	2,467
5.00%, 05/15/2062(1)	3,295	3,461
5.00%, 05/15/2062(1)	4,415	4,827
5.25%, 11/01/2038	1,100	1,197
5.25%, 11/01/2039	1,000	1,081
Colorado Housing & Finance Authority
4.25%, 11/01/2049	360	359
4.25%, 11/01/2049	675	674
County of El Paso CO
4.00%, 12/01/2033	800	840
4.00%, 12/01/2035	910	946
5.00%, 12/01/2031	600	680
Denver City & County School District No 1
5.00%, 12/01/2039	10,000	11,313
Denver Convention Center Hotel Authority
5.00%, 12/01/2030	1,000	1,030
E-470 Public Highway Authority
3.74% (SOFR + 0.35%), 09/01/2039(2)	2,195	2,186
Eagle County Airport Terminal Corp.
5.00%, 05/01/2033	2,000	2,058
Eagle County School District No Re50J
4.00%, 12/01/2036	980	1,005
Fiddlers Business Improvement District
5.00%, 12/01/2032(3)	1,190	1,205
Ground Water Management Subdistrict of Central Colorado Water Conservancy Distributors
4.00%, 12/01/2040	2,735	2,707
Mesa County Valley School District No 51 Grand Junction CO
5.25%, 12/01/2033	2,000	2,180
Morgan Hill Metropolitan District No 3
3.00%, 12/01/2031	490	400
Regional Transportation District
4.00%, 01/15/2033	850	876
4.00%, 07/15/2033	270	280
4.00%, 07/15/2034	750	771
5.00%, 06/01/2031	1,315	1,461
5.00%, 07/15/2032	600	662
Reunion Metropolitan District
3.63%, 12/01/2044	1,673	1,233

Sierra Ridge Metropolitan District No 2
4.00%, 12/01/2042	1,035	1,028
Southlands Metropolitan District No 1
3.50%, 12/01/2027	500	469
State of Colorado
4.00%, 12/15/2035	7,400	7,693
4.00%, 12/15/2037	1,800	1,828
6.00%, 12/15/2038	7,700	9,294
6.00%, 12/15/2040	7,000	8,367
STC Metropolitan District No 2
3.00%, 12/01/2025	555	529
University of Colorado
2.00%, 06/01/2051(1)	1,310	1,242
2.00%, 06/01/2051(1)	1,545	1,485
2.00%, 06/01/2054(1)	5,955	5,808
5.00%, 06/01/2047	500	529
University of Colorado Hospital Authority
5.00%, 11/15/2047(1)	9,530	9,641
Vauxmont Metropolitan District
5.00%, 12/01/2024	200	204
5.00%, 12/15/2024	135	138
5.00%, 12/01/2025	180	187
5.00%, 12/15/2025	85	89
5.00%, 12/01/2026	195	206
5.00%, 12/01/2027	205	220
5.00%, 12/01/2028	210	229
5.00%, 12/15/2028	130	137
5.00%, 12/01/2029	210	232
5.00%, 12/15/2029	5	5
5.00%, 12/15/2030	125	132
5.00%, 12/01/2031	230	254
5.00%, 12/01/2032	250	276
5.00%, 12/01/2035	100	109
VDW Metropolitan District No 2
4.00%, 12/01/2045	885	854
Weld County School District No RE-2 Eaton
5.00%, 12/01/2037	2,280	2,497
Weld County School District No RE-4
5.00%, 12/01/2042	1,000	1,115

Total Colorado		239,409

Connecticut – 2.55%
City of Bridgeport CT
4.00%, 08/01/2036	225	229
4.00%, 06/01/2037	2,460	2,473
4.00%, 09/01/2042	995	958
5.00%, 09/15/2029	2,600	2,901
5.00%, 09/15/2030	2,250	2,513
5.00%, 06/01/2033	1,985	2,217
5.00%, 08/01/2034	250	282
5.00%, 09/01/2040	1,380	1,492
City of Hartford CT
5.00%, 07/15/2023	2,000	2,001
5.00%, 07/15/2026	2,430	2,523
City of New Britain CT
5.00%, 03/01/2027	1,260	1,338
5.00%, 03/01/2028	1,490	1,587
5.00%, 03/01/2033	1,900	2,021
City of New Haven CT
4.00%, 08/01/2037	1,000	982
5.00%, 08/15/2029	2,000	2,111
5.00%, 08/15/2031	1,000	1,056
5.25%, 08/01/2023	1,115	1,116
City of West Haven CT
4.00%, 09/15/2030	300	315
4.00%, 09/15/2031	325	340
Connecticut Housing Finance Authority
2.25%, 11/15/2023	1,250	1,243
3.00%, 11/15/2050	5,355	5,167
3.00%, 05/15/2051	7,925	7,613
5.00%, 05/15/2025	1,995	2,049
5.00%, 11/15/2025	1,270	1,314
5.00%, 05/15/2026	1,290	1,346
5.00%, 11/15/2026	600	632
5.00%, 05/15/2027	675	717
5.00%, 11/15/2027	550	589
5.00%, 05/15/2028	700	755
5.00%, 11/15/2028	750	816
5.00%, 05/15/2029	720	788
5.00%, 11/15/2029	1,000	1,102
Connecticut State Health & Educational Facilities Authority
0.38%, 07/01/2035(1)	5,885	5,688
0.55%, 07/01/2037(1)	4,500	4,500
1.10%, 07/01/2033(1)	22,000	21,110

1.80%, 07/01/2049(1)	2,005	1,967
2.00%, 07/01/2042(1)	6,470	6,128
3.20%, 07/01/2037	5,365	5,369
4.00%, 07/01/2032	250	265
4.00%, 07/01/2033	265	279
4.00%, 07/01/2034	275	287
4.00%, 07/01/2035	250	258
4.00%, 07/01/2036	200	203
4.00%, 07/01/2046	880	784
5.00%, 11/01/2023	695	699
5.00%, 11/01/2024	475	486
5.00%, 07/01/2025(3)	435	428
5.00%, 06/01/2027	200	213
5.00%, 06/01/2028	400	433
5.00%, 11/01/2028	1,245	1,377
5.00%, 07/01/2029	150	166
5.00%, 07/01/2029(3)	440	429
5.00%, 07/01/2029	1,000	1,084
5.00%, 07/01/2030	175	196
5.00%, 06/01/2031	600	671
5.00%, 07/01/2031	250	284
5.00%, 07/01/2031	2,500	2,536
5.00%, 07/01/2032	700	776
5.00%, 07/01/2032	2,000	2,178
5.00%, 07/01/2033	235	267
5.00%, 07/01/2033	600	664
5.00%, 07/01/2033	2,730	3,000
5.00%, 07/01/2034	320	362
5.00%, 07/01/2034	700	773
5.00%, 07/01/2035	350	393
5.00%, 07/01/2035	525	576
5.00%, 07/01/2036	360	400
5.00%, 07/01/2036	1,000	1,088
5.00%, 07/01/2037	390	430
5.00%, 07/01/2039(3)	1,500	1,456
5.00%, 07/01/2039	3,275	3,562
5.00%, 07/01/2049(3)	1,550	1,324
5.00%, 07/01/2053(1)	2,625	2,749
5.00%, 07/01/2053(1)	3,445	3,504
Metropolitan District
4.00%, 09/01/2037	3,980	4,079
4.00%, 09/01/2038	3,000	3,048
State of Connecticut
3.00%, 01/15/2024	450	450
3.00%, 01/15/2032	3,030	2,939
3.00%, 01/15/2039	1,475	1,269
4.00%, 01/15/2024	290	291
4.00%, 01/15/2036	2,605	2,720
4.00%, 04/15/2037	3,075	3,122
4.00%, 01/15/2039	5,000	5,095
4.00%, 01/15/2039	8,835	8,945
5.00%, 07/15/2023	1,160	1,161
5.00%, 01/15/2026	850	891
5.00%, 04/15/2026	1,500	1,580
5.00%, 08/01/2026	2,800	2,967
5.00%, 06/15/2027	1,680	1,740
5.00%, 08/01/2027	2,315	2,503
5.00%, 09/15/2027	1,000	1,084
5.00%, 03/01/2029	1,500	1,517
5.00%, 04/15/2030	565	631
5.00%, 06/15/2032	500	588
5.00%, 06/15/2032	710	734
5.00%, 09/15/2032	325	384
5.00%, 11/15/2032	200	208
5.00%, 09/15/2033	4,500	4,972
5.00%, 04/15/2034	645	713
5.00%, 04/15/2035	225	248
5.00%, 06/15/2035	300	347
5.00%, 11/15/2035	1,500	1,740
5.00%, 11/15/2035	1,500	1,740
5.00%, 04/15/2036	2,300	2,518
5.00%, 11/15/2036	1,000	1,149
5.00%, 06/15/2038	700	787
5.00%, 01/15/2040	8,325	8,988
5.00%, 01/15/2042	8,780	9,622
State of Connecticut Special Tax Revenue
4.00%, 05/01/2036	1,220	1,268
4.00%, 05/01/2038	830	848
4.00%, 05/01/2038	1,025	1,055
4.00%, 05/01/2039	3,680	3,735
4.00%, 05/01/2040	7,545	7,623
4.00%, 11/01/2040	4,240	4,286
5.00%, 09/01/2023	900	902

5.00%, 05/01/2030	2,000	2,280
5.00%, 05/01/2033	3,000	3,409
5.00%, 05/01/2034	3,400	3,849
5.00%, 05/01/2034	8,900	10,228
5.00%, 05/01/2035	2,800	3,190
5.00%, 01/01/2036	1,500	1,611
5.00%, 05/01/2037	5,000	5,530
5.00%, 07/01/2038	6,500	7,362
5.00%, 07/01/2039	6,000	6,765
5.25%, 07/01/2040	3,500	4,007
5.25%, 07/01/2042	2,500	2,847
Town of Hamden CT
5.00%, 08/15/2026	500	509
5.00%, 08/15/2026	1,335	1,398
5.00%, 08/01/2030	500	552
Town of Stratford CT
4.00%, 01/01/2038	1,920	1,922
University of Connecticut
5.00%, 11/01/2028	1,290	1,427
5.00%, 05/01/2042	5,000	5,530
5.25%, 11/15/2034	3,705	4,111

Total Connecticut		298,942

Delaware – 0.21%
Delaware Municipal Electric Corp.
4.00%, 07/01/2036	365	374
Delaware River & Bay Authority
4.00%, 01/01/2042	185	184
4.00%, 01/01/2046	1,100	1,082
5.00%, 01/01/2029	350	391
5.00%, 01/01/2032	500	586
5.00%, 01/01/2035	350	406
Delaware State Economic Development Authority
1.05%, 01/01/2031(1)	4,630	4,383
Delaware Transportation Authority
5.00%, 07/01/2032	3,210	3,684
5.00%, 09/01/2034	6,750	7,653
5.00%, 09/01/2035	1,000	1,126
State of Delaware
5.00%, 05/01/2025	5,045	5,223

Total Delaware		25,092

District of Columbia – 1.55%
District of Columbia
4.00%, 02/01/2037	2,860	2,933
5.00%, 03/01/2024	455	461
5.00%, 10/01/2029	5,000	5,663
5.00%, 06/01/2030	1,085	1,104
5.00%, 12/01/2033	5,000	5,617
5.00%, 06/01/2034	1,000	1,036
5.00%, 06/01/2034	2,100	2,262
5.00%, 03/01/2035	3,770	4,230
5.00%, 06/01/2035	3,000	3,042
5.00%, 06/01/2037	3,095	3,183
5.00%, 06/01/2038	3,000	3,082
5.00%, 06/01/2038	4,635	4,684
5.00%, 01/01/2040	2,050	2,322
5.00%, 07/01/2040	1,445	1,627
5.00%, 06/01/2042	2,000	2,100
District of Columbia Housing Finance Agency
5.00%, 12/01/2026(1)	3,725	3,816
5.00%, 12/01/2026	5,500	5,636
District of Columbia Water & Sewer Authority
1.75%, 10/01/2054(1)	9,340	9,076
3.00%, 10/01/2057(1)	8,715	8,538
Metropolitan Washington Airports Authority Aviation Revenue
4.00%, 10/01/2037	570	567
4.00%, 10/01/2038	635	630
5.00%, 10/01/2023	850	852
5.00%, 10/01/2024	1,325	1,345
5.00%, 10/01/2024	1,500	1,531
5.00%, 10/01/2025	1,185	1,234
5.00%, 10/01/2026	13,500	14,086
5.00%, 10/01/2027	500	529
5.00%, 10/01/2028	4,150	4,459
5.00%, 10/01/2029	4,155	4,451
5.00%, 10/01/2030	2,530	2,773
5.00%, 10/01/2030	5,280	5,592
5.00%, 10/01/2030	7,500	8,219
5.00%, 10/01/2031	4,305	4,774
5.00%, 10/01/2031	5,335	5,718
5.00%, 10/01/2032	5,000	5,210
5.00%, 10/01/2032	11,490	12,728
5.00%, 10/01/2033	6,230	6,890
5.00%, 10/01/2034	1,520	1,673

5.00%, 10/01/2035	1,350	1,473
5.00%, 10/01/2036	1,075	1,167
5.00%, 10/01/2037	1,000	1,040
5.00%, 10/01/2038	1,855	2,008
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2032	3,145	2,263
4.00%, 10/01/2038	415	414
5.00%, 10/01/2034	1,500	1,624
Washington Convention & Sports Authority
5.00%, 10/01/2023	1,330	1,334
5.00%, 10/01/2024	1,030	1,051
Washington Metropolitan Area Transit Authority
5.00%, 07/01/2024	2,115	2,153
5.00%, 07/01/2032	1,255	1,344
Washington Metropolitan Area Transit Authority Dedicated Revenue
4.00%, 07/15/2035	2,190	2,299
5.00%, 07/15/2023	1,665	1,666
5.00%, 07/15/2024	1,100	1,120
5.00%, 07/15/2036	2,550	2,964
5.00%, 07/15/2037	2,300	2,590
5.00%, 07/15/2039	1,445	1,641

Total District of Columbia		181,824

Florida – 5.81%
Alachua County School Board
5.00%, 07/01/2027	1,155	1,234
5.00%, 07/01/2030	2,140	2,432
Artisan Lakes East Community Development District
2.75%, 05/01/2031	250	216
2.75%, 05/01/2031(3)	270	233
Astonia Community Development District
2.50%, 05/01/2026(3)	190	181
3.00%, 05/01/2031(3)	205	183
Ave Maria Stewardship Community District
2.88%, 05/01/2027	1,020	976
Babcock Ranch Community Independent Special District
2.38%, 05/01/2026	95	90
2.88%, 05/01/2031	250	218
5.00%, 05/01/2042	1,920	1,892
5.00%, 05/01/2053	1,440	1,343
Berry Bay Community Development District
2.63%, 05/01/2026	150	143
Brevard County Health Facilities Authority
5.00%, 04/01/2037	2,285	2,483
5.00%, 04/01/2040	5,000	5,321
Capital Projects Finance Authority
5.00%, 10/01/2024	550	554
5.00%, 10/01/2025	2,630	2,669
5.00%, 10/01/2026	1,275	1,307
5.00%, 10/01/2027	1,750	1,808
Capital Trust Agency, Inc.
5.00%, 12/15/2039	1,270	1,265
5.35%, 07/01/2029	245	245
Celebration Community Development District
2.25%, 05/01/2026	105	99
2.75%, 05/01/2031	120	103
Central Florida Expressway Authority
4.00%, 07/01/2039	1,525	1,547
5.00%, 07/01/2026	1,375	1,455
5.00%, 07/01/2035	5,000	5,496
CFM Community Development District
2.88%, 05/01/2031	420	365
Charles Cove Community Development District
3.00%, 05/01/2031	280	246
City of Fort Lauderdale FL Water & Sewer Revenue
4.00%, 03/01/2038	2,400	2,433
City of Gainesville FL Utilities System Revenue
5.00%, 10/01/2047	330	349
City of Jacksonville FL
5.00%, 10/01/2026	475	505
5.00%, 10/01/2027	380	412
5.00%, 08/15/2028	3,045	3,340
5.00%, 10/01/2028	755	836
5.00%, 08/15/2029	2,500	2,793
5.00%, 10/01/2029	655	735
5.00%, 08/15/2030	1,700	1,884
5.00%, 10/01/2030	615	702
5.00%, 08/15/2031	2,250	2,494
5.00%, 08/15/2032	1,200	1,329
5.00%, 10/01/2032	565	663
5.00%, 08/15/2033	1,200	1,326
City of Miami Gardens FL
5.00%, 07/01/2034	1,725	1,756
City of Orlando FL

5.00%, 10/01/2031	1,120	1,248
5.00%, 10/01/2032	1,300	1,366
5.00%, 10/01/2032	1,680	1,871
5.00%, 10/01/2035	1,200	1,326
5.00%, 10/01/2036	1,000	1,098
City of Orlando FL Tourist Development Tax Revenue
5.00%, 11/01/2029	2,000	2,157
City of Palmetto FL
4.25%, 06/01/2027	205	204
5.00%, 06/01/2032	400	414
City of Pompano Beach FL
1.45%, 01/01/2027	600	532
City Of South Miami Health Facilities Authority, Inc.
5.00%, 08/15/2023	250	250
5.00%, 08/15/2024	400	407
5.00%, 08/15/2025	700	722
City of Tallahassee FL
5.00%, 12/01/2026	1,380	1,419
City of Tampa FL
5.00%, 07/01/2037	1,785	1,826
Cobblestone Community Development District
3.40%, 05/01/2027	120	116
Collier County Educational Facilities Authority
5.50%, 06/01/2032	2,490	2,713
Cordova Palms Community Development District
2.40%, 05/01/2026(3)	105	99
2.80%, 05/01/2031(3)	245	212
4.50%, 05/01/2027	115	115
5.10%, 05/01/2032	170	172
5.30%, 05/01/2032	105	106
County of Broward FL Airport System Revenue
5.00%, 10/01/2025	2,125	2,182
5.00%, 10/01/2026	1,000	1,042
5.00%, 10/01/2026	3,665	3,820
5.00%, 10/01/2027	1,650	1,743
5.00%, 10/01/2027	3,500	3,698
5.00%, 10/01/2028	1,500	1,603
5.00%, 10/01/2029	500	514
5.00%, 10/01/2029	1,150	1,246
5.00%, 10/01/2030	405	429
5.00%, 10/01/2031	1,525	1,653
5.00%, 10/01/2036	1,350	1,435
5.00%, 10/01/2036	1,500	1,563
5.00%, 10/01/2038	1,420	1,496
5.00%, 10/01/2040	10,000	10,116
County of Broward FL Port Facilities Revenue
4.00%, 09/01/2036	1,000	1,003
5.00%, 09/01/2030	310	348
5.00%, 09/01/2030	1,780	1,928
5.00%, 09/01/2032	265	293
5.00%, 09/01/2034	1,925	2,072
5.00%, 09/01/2035	2,000	2,141
County of Broward FL Tourist Development Tax Revenue
4.00%, 09/01/2039	4,500	4,492
County of Clay FL Sales Surtax Revenue
5.00%, 10/01/2026	1,170	1,241
5.00%, 10/01/2030	1,680	1,887
5.00%, 10/01/2031	1,375	1,544
5.00%, 10/01/2035	1,805	2,001
County of Hillsborough FL Community Investment Tax Revenue
5.00%, 11/01/2025	1,800	1,876
County of Lee FL Airport Revenue
5.00%, 10/01/2039	7,240	7,698
County of Lee FL Solid Waste System Revenue
5.00%, 10/01/2025	3,045	3,094
County of Miami-Dade FL
5.00%, 07/01/2023	1,000	1,000
5.00%, 07/01/2023	7,135	7,135
5.00%, 10/01/2024	1,785	1,823
5.00%, 07/01/2037	1,500	1,560
5.00%, 07/01/2038	1,060	1,100
County of Miami-Dade FL Aviation Revenue
4.00%, 10/01/2034	1,600	1,664
4.00%, 10/01/2038	1,900	1,911
4.00%, 10/01/2040	1,450	1,427
5.00%, 10/01/2024	2,510	2,556
5.00%, 10/01/2029	625	631
5.00%, 10/01/2030	250	283
5.00%, 10/01/2031	7,500	7,567
5.00%, 10/01/2033	23,355	23,567
5.00%, 10/01/2034	5,520	5,559
5.00%, 10/01/2035	1,000	1,006
5.00%, 10/01/2037	2,990	3,019

5.00%, 10/01/2038	490	494
5.00%, 10/01/2040	2,380	2,441
County of Miami-Dade FL Transit System
4.00%, 07/01/2036	1,755	1,784
5.00%, 07/01/2043	2,535	2,779
5.00%, 07/01/2044	12,040	13,164
County of Miami-Dade FL Water & Sewer System Revenue
3.00%, 10/01/2036	1,600	1,471
4.00%, 10/01/2035	1,540	1,588
4.00%, 10/01/2038	1,250	1,263
4.00%, 10/01/2040	8,880	8,578
5.00%, 10/01/2031	4,000	4,126
5.00%, 10/01/2032	1,275	1,315
County of Miami-Dade Seaport Department
4.00%, 10/01/2038	1,000	1,008
4.00%, 10/01/2039	7,000	7,028
4.00%, 10/01/2040	6,000	5,956
4.00%, 10/01/2041	10,000	9,975
6.00%, 10/01/2038	7,000	7,046
6.25%, 10/01/2038	2,000	2,013
County of Palm Beach FL
5.00%, 05/01/2029	1,915	2,011
County of Pasco FL
5.00%, 10/01/2050	4,785	5,103
5.25%, 09/01/2032	550	639
5.25%, 09/01/2033	750	876
5.25%, 09/01/2034	675	785
5.25%, 09/01/2035	585	673
5.50%, 09/01/2037	1,550	1,782
5.50%, 09/01/2038	2,820	3,227
5.50%, 09/01/2039	500	570
5.50%, 09/01/2040	1,250	1,417
Duval County Public Schools
5.00%, 07/01/2031	8,280	9,322
5.00%, 07/01/2032	5,500	6,185
5.00%, 07/01/2033	5,860	6,576
5.00%, 07/01/2034	8,350	9,344
5.00%, 07/01/2035	11,000	12,217
East Nassau Stewardship District
2.40%, 05/01/2026	110	104
3.00%, 05/01/2031	245	215
Elevation Pointe Community Development District
3.90%, 05/01/2027	130	127
4.13%, 05/01/2032	250	239
4.40%, 05/01/2032	1,100	1,062
Entrada Community Development District
2.13%, 05/01/2026(3)	270	253
Epperson North Community Development District
2.45%, 11/01/2026	125	117
2.50%, 05/01/2026	65	62
3.00%, 05/01/2031	165	145
3.10%, 11/01/2031	185	163
Escambia County Health Facilities Authority
4.00%, 08/15/2045	1,305	1,167
Esplanade Lake Club Community Development District
3.25%, 11/01/2025	40	39
3.25%, 11/01/2025	155	151
Florida Department of Management Services
3.00%, 11/01/2035	1,810	1,700
Florida Development Finance Corp.
1.75%, 06/01/2026(3)	310	300
3.00%, 07/01/2031(3)	375	338
3.00%, 06/01/2032	795	631
4.00%, 06/01/2024(3)	105	104
4.00%, 06/01/2026(3)	110	106
4.00%, 07/01/2031	170	165
4.00%, 11/15/2034	3,300	3,332
4.00%, 11/15/2035	2,850	2,856
5.00%, 04/01/2028	315	336
5.00%, 04/01/2029	250	269
5.00%, 05/01/2029(3)	2,915	2,777
5.00%, 06/01/2031(3)	140	134
5.00%, 06/15/2032	545	558
5.00%, 06/01/2035(3)	125	116
5.00%, 02/01/2036	1,905	1,916
5.00%, 06/15/2038	860	863
5.00%, 06/15/2056	2,570	2,443
Florida Higher Educational Facilities Financial Authority
5.00%, 10/01/2029	1,000	1,051
5.00%, 10/01/2033	1,000	1,042
Florida Housing Finance Corp.
3.50%, 07/01/2051	2,290	2,243
4.50%, 05/01/2026(1)	9,742	9,823

Florida Municipal Power Agency
3.00%, 10/01/2032	1,400	1,330
5.00%, 10/01/2025	3,475	3,612
Fort Pierce Utilities Authority
5.00%, 10/01/2031	200	229
5.00%, 10/01/2032	150	173
5.00%, 10/01/2033	200	230
5.00%, 10/01/2035	250	284
Greater Orlando Aviation Authority
5.00%, 10/01/2031	2,000	2,058
5.00%, 10/01/2033	2,020	2,074
5.00%, 10/01/2034	11,000	11,856
Harbor Bay Community Development District
3.10%, 05/01/2024	100	99
3.10%, 05/01/2024	100	99
Hillsborough County Aviation Authority
4.00%, 10/01/2038	1,000	1,012
4.00%, 10/01/2040	1,610	1,617
4.00%, 10/01/2041	1,100	1,097
5.00%, 10/01/2025	2,300	2,364
5.00%, 10/01/2031	4,400	4,458
5.00%, 10/01/2032	375	414
5.00%, 10/01/2032	2,500	2,532
5.00%, 10/01/2033	465	512
5.00%, 10/01/2034	2,150	2,363
5.00%, 10/01/2035	2,275	2,487
5.00%, 10/01/2036	2,650	2,881
5.00%, 10/01/2037	700	734
5.00%, 10/01/2040	12,500	12,787
5.00%, 10/01/2047	8,000	8,647
Hillsborough County Port District
5.00%, 06/01/2038	900	932
Hillsborough County School Board
5.00%, 07/01/2029	1,795	1,974
Hilltop Point Community Development District
5.00%, 05/01/2033	200	198
Hyde Park Community Development District No 1
3.25%, 05/01/2027	345	330
3.60%, 05/01/2032	505	457
JEA Electric System Revenue
4.00%, 10/01/2038	10,830	10,767
4.00%, 10/01/2039	10,550	10,453
5.00%, 10/01/2026	1,120	1,187
5.00%, 10/01/2031	1,360	1,531
5.00%, 10/01/2033	2,130	2,393
5.00%, 10/01/2034	1,215	1,359
JEA Water & Sewer System Revenue
4.00%, 10/01/2038	4,390	4,425
Lakes of Sarasota Community Development District
3.63%, 05/01/2031	130	122
3.88%, 05/01/2031	625	598
4.13%, 05/01/2031	1,000	966
Lakewood Ranch Stewardship District
2.30%, 05/01/2026	140	132
2.50%, 05/01/2025(3)	285	275
2.63%, 05/01/2031	300	256
3.13%, 05/01/2030(3)	310	280
4.35%, 05/01/2024	285	285
4.55%, 05/01/2024(3)	160	160
Laurel Road Community Development District
3.00%, 05/01/2031	350	307
3.13%, 05/01/2031	950	840
Lee County Industrial Development Authority
5.00%, 11/15/2039	1,850	1,836
Lee County School Board
5.00%, 08/01/2028	3,275	3,599
Lee Memorial Health System
5.00%, 04/01/2033(1)	2,850	2,935
5.00%, 04/01/2035	6,575	7,084
5.00%, 04/01/2037	2,060	2,183
Live Oak Lake Community Development District
3.80%, 05/01/2030	1,745	1,639
LT Ranch Community Development District
3.00%, 05/01/2025	300	293
Manatee County School District
5.00%, 10/01/2025	520	541
5.00%, 10/01/2029	1,250	1,346
5.00%, 10/01/2030	1,250	1,345
Marion County School Board
5.00%, 06/01/2026	1,455	1,499
Martin County Health Facilities Authority
5.00%, 11/15/2023	800	804
Meadow View at Twin Creeks Community Development District

2.40%, 05/01/2026	100	94
3.00%, 05/01/2031	310	272
Miami Beach Health Facilities Authority
4.00%, 11/15/2041	500	467
Miami-Dade County Expressway Authority
5.00%, 07/01/2030	1,225	1,273
5.00%, 07/01/2044	10,190	10,222
Miami-Dade County Health Facilities Authority
5.00%, 08/01/2025	110	113
5.00%, 08/01/2026	155	162
5.00%, 08/01/2027	345	365
5.00%, 08/01/2028	400	423
5.00%, 08/01/2028	460	493
5.00%, 08/01/2029	480	507
5.00%, 08/01/2030	680	716
5.00%, 08/01/2030	1,050	1,143
5.00%, 08/01/2032	750	789
Mid-Bay Bridge Authority
5.00%, 10/01/2040	1,375	1,381
Midtown Miami Community Development District
5.00%, 05/01/2037	965	948
Mirada II Community Development District
2.50%, 05/01/2026	305	289
Monroe County School District
5.00%, 06/01/2033	540	588
5.00%, 06/01/2035	500	542
North AR-1 Pasco Community Development District
2.63%, 05/01/2026	150	143
North Springs Improvement District
4.00%, 05/01/2041	2,000	2,006
Orange County Convention Center
5.00%, 10/01/2023	1,510	1,515
Orange County Health Facilities Authority
5.00%, 10/01/2039	1,125	1,167
Orange County School Board
5.00%, 08/01/2029	1,000	1,040
5.00%, 08/01/2033	1,740	1,850
Orlando Utilities Commission
1.25%, 10/01/2046(1)	1,190	1,021
Palm Beach County Health Facilities Authority
4.00%, 06/01/2026	150	146
4.00%, 06/01/2031	625	576
5.00%, 12/01/2023	105	106
5.00%, 05/15/2024	615	607
5.00%, 12/01/2024	105	108
5.00%, 05/15/2028	1,920	1,791
Palm Beach County School District
5.00%, 08/01/2023	500	501
5.00%, 08/01/2024	220	224
5.00%, 08/01/2026	1,065	1,125
5.00%, 08/01/2026	3,750	3,963
5.00%, 08/01/2030	4,520	4,663
5.00%, 08/01/2032	3,000	3,090
5.00%, 08/01/2038	1,280	1,420
5.00%, 08/01/2039	2,560	2,829
5.25%, 08/01/2038	6,500	7,412
Palm Coast Park Community Development District
2.40%, 05/01/2026	115	109
4.63%, 05/01/2032	500	497
Pasco County School Board
5.00%, 08/01/2030	450	516
5.00%, 08/01/2033	1,000	1,131
Pine Isle Community Development District
3.00%, 12/15/2031(3)	100	91
Pinellas County Housing Finance Authority
0.65%, 01/01/2025(1)	2,210	2,125
Poitras East Community Development District
4.00%, 05/01/2028	1,000	991
Portico Community Development District
2.80%, 05/01/2025	415	401
Preston Cove Community Development District
3.25%, 05/01/2027	200	191
3.60%, 05/01/2032	340	308
Reunion East Community Development District
2.40%, 05/01/2026	110	104
2.85%, 05/01/2031	200	176
Reunion West Community Development District
3.00%, 05/01/2036	450	376
Ridge at Apopka Community Development District
4.75%, 05/01/2027	205	205
River Hall Community Development District
3.00%, 05/01/2031	250	221
Rivers Edge II Community Development District

2.40%, 05/01/2026	345	326
3.00%, 05/01/2031	300	263
Rolling Hills Community Development District
3.13%, 05/01/2027	305	290
3.65%, 05/01/2032	400	363
3.75%, 05/01/2042	485	387
Sawyers Landing Community Development District
3.25%, 05/01/2026	300	284
School Board of Miami-Dade County
5.00%, 05/01/2025	3,000	3,089
5.00%, 05/01/2026	1,000	1,023
5.00%, 05/01/2028	2,785	2,856
5.00%, 11/01/2029	1,180	1,202
5.00%, 02/01/2030	500	519
5.00%, 05/01/2031	5,000	5,143
5.00%, 05/01/2031(1)	6,410	6,490
School District of Broward County
5.00%, 07/01/2028	1,500	1,612
5.00%, 07/01/2029	2,545	2,734
5.00%, 07/01/2030	3,955	4,457
5.00%, 07/01/2030	5,500	5,659
5.00%, 07/01/2031	1,000	1,120
5.00%, 07/01/2033	5,000	5,648
5.00%, 07/01/2038	6,410	7,133
5.00%, 07/01/2045	12,400	13,553
Seminole Improvement District
4.40%, 10/01/2027	250	248
5.00%, 10/01/2032	250	250
5.30%, 10/01/2037	500	503
Somerset Community Development District
4.00%, 05/01/2024	200	199
4.00%, 05/01/2025	210	208
4.00%, 05/01/2032	255	241
Southern Groves Community Development District No 5
2.80%, 05/01/2031	200	173
Southshore Bay Community Development District
3.00%, 05/01/2033(3)	300	254
St Johns County Industrial Development Authority
4.00%, 12/15/2025	170	165
4.00%, 12/15/2026	185	178
4.00%, 12/15/2027	215	204
St Johns County School Board
5.00%, 07/01/2029	1,250	1,402
5.00%, 07/01/2030	1,500	1,684
5.00%, 07/01/2031	1,000	1,123
State of Florida
5.00%, 06/01/2024	2,415	2,457
5.00%, 07/01/2024	2,460	2,506
State of Florida Department of Transportation Turnpike System Revenue
3.00%, 07/01/2035	1,530	1,432
4.00%, 07/01/2039	3,625	3,680
State of Florida Lottery Revenue
5.00%, 07/01/2024	1,400	1,426
5.00%, 07/01/2024	4,000	4,074
Stillwater Community Development District
2.38%, 06/15/2026(3)	185	174
Sunbridge Stewardship District
5.20%, 05/01/2042	500	488
Sunshine Skyway Bridge
4.00%, 07/01/2037	2,355	2,390
Tampa Bay Water
5.00%, 10/01/2042	1,875	2,085
5.00%, 10/01/2043	2,000	2,220
5.00%, 10/01/2044	3,345	3,703
Tolomato Community Development District
2.00%, 05/01/2024	1,295	1,270
2.10%, 05/01/2025	1,345	1,291
2.80%, 05/01/2027	1,635	1,553
2.88%, 05/01/2027	140	133
3.00%, 05/01/2032	1,500	1,317
3.50%, 05/01/2024	100	99
Tradition Community Development District No 9
2.30%, 05/01/2026	195	184
2.70%, 05/01/2031	270	232
Two Rivers North Community Development District
4.63%, 05/01/2027	105	104
4.88%, 05/01/2032	250	248
V-Dana Community Development District
2.60%, 05/01/2026	95	90
3.13%, 05/01/2031	125	112
Verano No 3 Community Development District
2.38%, 05/01/2026	60	57
3.00%, 05/01/2031	120	107

Viera Stewardship District
2.30%, 05/01/2026	255	240
2.80%, 05/01/2031	465	403
4.60%, 05/01/2033	1,770	1,763
Village Community Development District No 15
4.38%, 05/01/2033(3)	485	487
Volusia County Educational Facility Authority
4.00%, 10/15/2037	740	733
5.00%, 10/15/2044	390	408
5.00%, 10/15/2049	730	759
Volusia County School Board
5.00%, 08/01/2024	2,100	2,139
Watergrass Community Development District II
2.00%, 05/01/2026	285	266
2.50%, 05/01/2031	310	262
West Villages Improvement District
4.00%, 05/01/2024	105	105
Westside Community Development District
3.50%, 05/01/2024(3)	155	154
Westside Haines City Community Development District
2.50%, 05/01/2026	95	90
3.00%, 05/01/2031	215	190
Windward at Lakewood Ranch Community Development District
3.25%, 05/01/2027	350	335
3.63%, 05/01/2032	345	313
Wiregrass II Community Development District
4.50%, 05/01/2027	100	99
4.80%, 05/01/2032	240	238

Total Florida		679,914

Georgia – 3.41%
Atlanta Urban Redevelopment Agency
2.38%, 07/01/2026(3)	1,350	1,297
2.88%, 07/01/2031(3)	1,680	1,554
Bartow County Development Authority
3.95%, 12/01/2032	8,030	8,011
Brookhaven Development Authority
5.00%, 07/01/2025	1,400	1,450
5.00%, 07/01/2031	650	727
5.00%, 07/01/2037	1,800	1,950
City of Atlanta GA Department of Aviation
4.00%, 07/01/2038	255	253
5.00%, 07/01/2026	580	603
5.00%, 07/01/2026	1,210	1,279
5.00%, 07/01/2027	2,635	2,838
5.00%, 01/01/2029	875	879
5.00%, 07/01/2032	250	276
5.00%, 07/01/2033	350	386
5.00%, 07/01/2033	2,000	2,230
5.00%, 07/01/2034	250	275
5.00%, 07/01/2034	1,300	1,445
5.00%, 07/01/2035	350	382
5.00%, 07/01/2036	350	380
5.00%, 07/01/2037	385	415
City of Atlanta GA Water & Wastewater Revenue
5.00%, 11/01/2038	1,590	1,694
5.00%, 11/01/2040	24,425	25,011
Cobb County Kennestone Hospital Authority
4.00%, 04/01/2033	500	512
Columbus Medical Center Hospital Authority
5.00%, 07/01/2054(1)	2,700	2,923
5.00%, 07/01/2054(1)	3,330	3,439
DeKalb Private Hospital Authority
5.00%, 07/01/2027	1,235	1,332
Development Authority for Fulton County
5.00%, 06/15/2044	580	625
Development Authority of Burke County
1.50%, 01/01/2040(1)	4,000	3,779
1.70%, 12/01/2049(1)	2,400	2,323
2.88%, 12/01/2049(1)	5,640	5,475
2.93%, 11/01/2053(1)	2,940	2,907
3.25%, 11/01/2045(1)	3,000	2,956
3.80%, 10/01/2032	5,555	5,549
3.95%, 11/01/2052(1)	12,175	12,175
4.00%, 07/01/2049(1)	12,000	12,000
Development Authority of Monroe County
3.88%, 10/01/2048	4,815	4,816
3.96%, 11/01/2048(1)	38,000	38,000
Fayette County Hospital Authority
5.00%, 07/01/2054(1)	1,300	1,308
Fulton County Residential Care Facilities for the Elderly Authority
3.00%, 04/01/2024(3)	150	147
George L Smith II Congress Center Authority
2.38%, 01/01/2031	1,250	1,086

4.00%, 01/01/2036	2,000	1,906
Glynn-Brunswick Memorial Hospital Authority
4.00%, 08/01/2036	2,000	1,906
4.00%, 08/01/2037	750	701
Griffin-Spalding County Hospital Authority
3.00%, 04/01/2027	635	626
LaGrange-Troup County Hospital Authority
5.00%, 04/01/2024	500	505
Main Street Natural Gas, Inc.
4.00%, 12/01/2029	1,370	1,351
4.00%, 04/01/2048(1)	7,520	7,527
4.00%, 08/01/2048(1)	13,275	13,279
4.00%, 08/01/2049(1)	36,670	36,776
4.00%, 03/01/2050(1)	10,000	9,940
4.00%, 05/01/2052(1)	23,800	23,441
4.00%, 07/01/2052(1)	12,855	12,813
4.00%, 09/01/2052(1)	11,210	11,001
4.29% (1 Month LIBOR USD + 0.83%), 08/01/2048(2)	1,700	1,699
5.00%, 05/15/2027	5,500	5,620
5.00%, 12/01/2052(1)	5,490	5,663
5.00%, 06/01/2053	11,180	11,576
5.00%, 07/01/2053	5,755	6,013
5.00%, 09/01/2053	30,420	31,938
Metropolitan Atlanta Rapid Transit Authority
5.00%, 07/01/2033	1,250	1,498
5.00%, 07/01/2034	1,000	1,195
5.00%, 07/01/2035	525	623
5.00%, 07/01/2039	900	1,026
Municipal Electric Authority of Georgia
4.00%, 11/01/2023	805	806
4.00%, 01/01/2034	1,800	1,816
4.00%, 01/01/2035	435	433
4.00%, 01/01/2035	1,500	1,510
4.00%, 01/01/2036	435	427
4.00%, 01/01/2037	860	839
4.00%, 01/01/2038	850	803
4.00%, 01/01/2039	850	795
4.00%, 01/01/2046	400	387
4.00%, 01/01/2046	590	567
4.00%, 01/01/2051	220	189
4.00%, 01/01/2051	1,100	1,002
5.00%, 01/01/2024	830	835
5.00%, 01/01/2025	350	357
5.00%, 01/01/2025	900	918
5.00%, 01/01/2025	950	969
5.00%, 01/01/2026	300	311
5.00%, 01/01/2026	320	331
5.00%, 01/01/2026	1,000	1,035
5.00%, 01/01/2027	300	315
5.00%, 01/01/2027	1,500	1,575
5.00%, 11/01/2027	200	213
5.00%, 01/01/2028	25	27
5.00%, 01/01/2028	750	801
5.00%, 11/01/2028	275	298
5.00%, 11/01/2029	300	329
5.00%, 01/01/2030	1,000	1,070
5.00%, 01/01/2031	685	740
5.00%, 01/01/2033	1,200	1,291
5.00%, 01/01/2034	1,080	1,198
5.00%, 01/01/2035	465	497
5.00%, 01/01/2039	605	629
5.00%, 01/01/2056	190	189
5.00%, 01/01/2056	280	286
5.00%, 01/01/2056	1,930	1,957
5.00%, 01/01/2062	700	725
5.00%, 01/01/2062	1,155	1,197
5.00%, 01/01/2063	515	513
Paulding County Hospital Authority
4.00%, 04/01/2041	3,225	3,127
5.00%, 04/01/2033	250	276
5.00%, 04/01/2034	350	385
5.00%, 04/01/2035	200	218
5.00%, 04/01/2036	330	357
5.00%, 04/01/2037	300	322
5.00%, 04/01/2038	450	479
5.00%, 04/01/2039	725	768
5.00%, 04/01/2042	1,875	1,970
5.00%, 04/01/2043	2,250	2,360
Private Colleges & Universities Authority
4.00%, 04/01/2037	1,000	1,025
5.00%, 10/01/2023	300	301
5.00%, 04/01/2027	1,900	1,926
5.00%, 04/01/2028	400	432

5.00%, 04/01/2034	780	882
5.00%, 04/01/2044	1,000	1,014
State of Georgia
4.00%, 08/01/2034	6,455	6,913
4.00%, 02/01/2036	5,000	5,104

Total Georgia		399,349

Guam – 0.17%
Guam Department of Education
3.63%, 02/01/2025	570	554
Territory of Guam
4.00%, 01/01/2036	6,405	6,112
4.00%, 01/01/2042	500	442
5.00%, 11/01/2027	430	447
5.00%, 01/01/2028	375	388
5.00%, 11/01/2028	485	509
5.00%, 12/01/2028	2,500	2,573
5.00%, 01/01/2029	850	885
5.00%, 11/01/2029	485	512
5.00%, 01/01/2030	750	783
5.00%, 12/01/2030	1,750	1,800
5.00%, 01/01/2031	625	656
5.00%, 11/15/2031	1,450	1,496
5.00%, 12/01/2034	2,500	2,560
5.00%, 11/15/2039	500	497

Total Guam		20,214

Hawaii – 0.63%
City & County of Honolulu HI
5.00%, 09/01/2024	1,275	1,303
5.00%, 11/01/2024	1,895	1,942
5.00%, 06/01/2027	3,075	3,191
5.00%, 11/01/2028	540	601
5.00%, 10/01/2029	2,000	2,084
5.00%, 11/01/2029	1,800	2,038
5.00%, 07/01/2034	810	921
5.00%, 07/01/2035	1,345	1,518
Kauai County Community Facilities District
4.00%, 05/15/2028	485	475
State of Hawaii
5.00%, 08/01/2023	1,925	1,927
5.00%, 01/01/2030	2,330	2,601
5.00%, 01/01/2032	12,800	14,258
5.00%, 01/01/2033	9,500	10,573
State of Hawaii Airports System Revenue
5.00%, 07/01/2031	1,275	1,363
5.00%, 07/01/2032	1,500	1,602
5.00%, 07/01/2033	1,425	1,521
5.00%, 07/01/2041	3,000	3,029
State of Hawaii Harbor System Revenue
4.00%, 07/01/2034	2,000	2,025
4.00%, 07/01/2035	2,320	2,337
4.00%, 07/01/2036	545	558
4.00%, 07/01/2039	1,000	1,005
University of Hawaii
5.00%, 10/01/2028	4,015	4,441
5.00%, 10/01/2028	4,445	4,917
5.00%, 10/01/2029	1,225	1,381
5.00%, 10/01/2030	5,350	6,137

Total Hawaii		73,748

Idaho – 0.16%
Idaho Health Facilities Authority
4.00%, 03/01/2034	400	406
4.00%, 03/01/2035	250	251
4.00%, 03/01/2039	700	674
4.00%, 03/01/2040	835	800
4.00%, 03/01/2041	850	807
4.00%, 03/01/2046	2,900	2,623
Idaho Housing & Finance Association
3.00%, 05/01/2032	480	442
3.00%, 05/01/2032	630	581
4.00%, 07/15/2036	500	506
4.00%, 07/15/2037	645	646
4.00%, 07/15/2038	1,250	1,244
4.00%, 07/15/2039	6,500	6,429
4.00%, 01/01/2050	175	174
5.00%, 07/15/2035	875	989
5.00%, 08/15/2040	2,380	2,682

Total Idaho		19,254

Illinois – 8.51%
Champaign County Community Unit School District No 4 Champaign
0.00%, 01/01/2025	485	458
Chicago Board of Education
5.00%, 12/01/2023	2,000	2,007
5.00%, 12/01/2024	130	131

5.00%, 12/01/2024	2,175	2,199
5.00%, 12/01/2025	2,500	2,559
5.00%, 12/01/2026	145	150
5.00%, 12/01/2026	3,660	3,784
5.00%, 12/01/2028	1,270	1,331
5.00%, 12/01/2029	540	569
5.00%, 12/01/2030	2,000	2,100
5.00%, 12/01/2030	2,430	2,551
5.00%, 12/01/2031	2,185	2,288
5.00%, 12/01/2033	300	311
5.00%, 12/01/2033	2,310	2,310
5.00%, 12/01/2033	5,845	6,146
5.00%, 12/01/2037	7,950	8,131
5.00%, 12/01/2038	1,250	1,273
5.00%, 12/01/2039	5,000	5,074
5.00%, 12/01/2041	550	554
5.00%, 12/01/2042	200	197
5.00%, 12/01/2042	925	925
5.00%, 12/01/2046	1,200	1,177
5.00%, 12/01/2046	3,555	3,488
5.00%, 12/01/2047	5,295	5,280
5.25%, 12/01/2039	2,000	2,004
6.50%, 12/01/2046	100	105
6.75%, 12/01/2030(3)	1,500	1,667
7.00%, 12/01/2046(3)	400	432
Chicago Midway International Airport
4.00%, 01/01/2033	1,915	1,921
5.00%, 01/01/2027	1,000	1,003
5.00%, 01/01/2027	1,800	1,846
5.00%, 01/01/2030	865	868
5.00%, 01/01/2034	1,000	1,003
5.00%, 01/01/2041	835	852
5.50%, 01/01/2028	5,000	5,004
Chicago O’Hare International Airport
4.00%, 01/01/2035	6,450	6,671
4.00%, 01/01/2036	2,500	2,563
4.00%, 01/01/2036	3,285	3,364
4.00%, 01/01/2037	2,500	2,544
4.00%, 01/01/2038	1,500	1,509
5.00%, 01/01/2025	415	422
5.00%, 01/01/2027	520	542
5.00%, 01/01/2028	1,000	1,043
5.00%, 01/01/2030	520	559
5.00%, 01/01/2030	2,000	2,047
5.00%, 01/01/2030	3,105	3,154
5.00%, 01/01/2031	660	691
5.00%, 01/01/2031	700	711
5.00%, 01/01/2031	835	897
5.00%, 01/01/2032	600	666
5.00%, 01/01/2032	1,140	1,225
5.00%, 01/01/2032	1,300	1,320
5.00%, 01/01/2032	11,555	11,826
5.00%, 01/01/2033	345	359
5.00%, 01/01/2033	400	443
5.00%, 01/01/2033	1,200	1,288
5.00%, 01/01/2033	2,520	2,579
5.00%, 07/01/2033	550	572
5.00%, 01/01/2034	325	359
5.00%, 01/01/2034	400	416
5.00%, 01/01/2035	715	786
5.00%, 01/01/2035	1,285	1,371
5.00%, 01/01/2036	430	445
5.00%, 01/01/2036	750	817
5.00%, 01/01/2037	2,000	2,065
5.00%, 01/01/2042	500	509
5.00%, 01/01/2048	880	922
5.00%, 01/01/2048	1,025	1,054
5.00%, 01/01/2053	615	641
Chicago Park District
5.00%, 01/01/2029	3,000	3,022
5.00%, 01/01/2044	5,700	5,987
Chicago Transit Authority Capital Grant Receipts Revenue
5.00%, 06/01/2024	200	202
5.00%, 06/01/2025	200	205
5.00%, 06/01/2026	160	167
5.00%, 06/01/2026	8,275	8,621
5.00%, 06/01/2029	1,500	1,634
City of Calumet City IL
4.50%, 03/01/2043	1,945	1,912
5.50%, 03/01/2030	755	846
5.50%, 03/01/2034	700	780
5.50%, 03/01/2036	400	440
5.50%, 03/01/2038	555	601

City of Chicago IL
4.00%, 01/01/2035	1,300	1,283
4.00%, 01/01/2036	4,000	3,892
5.00%, 01/01/2027	500	513
5.00%, 01/01/2027	2,000	2,093
5.00%, 01/01/2030	2,000	2,154
5.00%, 01/01/2030	2,380	2,564
5.00%, 01/01/2031	2,400	2,570
5.00%, 01/01/2031	2,915	3,167
5.00%, 01/01/2032	13,095	14,190
5.00%, 01/01/2033	2,000	2,165
5.00%, 01/01/2034	1,445	1,562
5.00%, 01/01/2035	2,650	2,673
5.00%, 01/01/2035	7,540	8,180
5.25%, 01/01/2027	2,435	2,620
5.50%, 01/01/2039	4,400	4,831
5.50%, 01/01/2041	4,000	4,291
5.63%, 01/01/2031	1,500	1,593
5.75%, 01/01/2034	2,000	2,133
6.00%, 01/01/2038	1,910	2,032
City of Chicago IL Motor Fuel Tax Revenue
5.00%, 01/01/2025	2,000	2,017
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2024	500	503
5.00%, 01/01/2028	2,900	2,919
5.00%, 01/01/2029	1,300	1,308
5.00%, 01/01/2030	1,000	1,052
5.00%, 01/01/2030	1,310	1,346
5.00%, 01/01/2038	1,775	1,958
5.00%, 01/01/2039	2,500	2,743
5.00%, 01/01/2044	10,000	9,991
City of Chicago IL Waterworks Revenue
4.00%, 11/01/2023	1,025	1,025
5.00%, 11/01/2023	650	653
5.00%, 11/01/2024	250	255
5.00%, 11/01/2024	1,000	1,019
5.00%, 11/01/2024	1,150	1,172
5.00%, 11/01/2025	1,000	1,015
5.00%, 11/01/2038	1,250	1,374
5.00%, 11/01/2039	2,000	2,192
City of Galesburg IL
4.00%, 10/01/2036	565	535
5.00%, 10/01/2029	230	243
5.00%, 10/01/2031	325	347
City of Joliet IL
5.00%, 12/15/2037	1,000	1,107
5.00%, 12/15/2038	1,090	1,198
5.25%, 12/15/2039	730	814
5.50%, 12/15/2042	1,305	1,466
5.50%, 12/15/2044	3,075	3,472
City of Springfield IL
5.00%, 12/01/2025	395	410
5.00%, 12/01/2026	160	164
City of Sterling IL
4.00%, 11/01/2031	500	531
4.00%, 11/01/2032	500	527
City of Waukegan IL Water & Sewer System Revenue
4.00%, 12/30/2036	500	506
5.00%, 12/30/2031	635	725
Community Unit School District Number 427 DeKalb & Kane Counties Illinois
4.00%, 02/01/2032	700	738
4.00%, 02/01/2035	350	361
4.00%, 02/01/2037	535	538
4.00%, 02/01/2039	415	413
4.00%, 02/01/2041	475	472
Cook County Community College District No 508
5.25%, 12/01/2028	1,150	1,153
Cook County School District No 87 Berkeley
3.00%, 12/01/2034	1,000	928
3.00%, 12/01/2037	1,000	865
3.00%, 12/01/2038	1,000	857
Cook Kane Lake & McHenry Counties Community College District No 512
5.00%, 12/01/2024	850	868
County of Cook IL
4.00%, 11/15/2026	555	570
4.00%, 11/15/2027	560	581
4.00%, 11/15/2028	280	293
5.00%, 11/15/2023	350	352
5.00%, 11/15/2023	3,090	3,109
5.00%, 11/15/2024	375	383
5.00%, 11/15/2025	375	389
5.00%, 11/15/2026	750	791
5.00%, 11/15/2026	1,450	1,530

5.00%, 11/15/2029	1,000	1,052
5.00%, 11/15/2029	1,630	1,807
5.00%, 11/15/2030	500	526
5.00%, 11/15/2031	1,750	1,965
5.00%, 11/15/2032	2,800	3,137
5.00%, 11/15/2034	1,200	1,231
County of Cook IL Sales Tax Revenue
5.00%, 11/15/2032	175	201
5.00%, 11/15/2033	150	170
5.00%, 11/15/2033	2,795	2,987
5.00%, 11/15/2035	315	351
5.00%, 11/15/2036	645	711
5.25%, 11/15/2035	3,000	3,211
County of Kendall IL
5.00%, 12/15/2024	2,190	2,242
County of Sangamon IL
3.00%, 12/15/2032	500	484
4.00%, 12/15/2036	500	506
Crawford Hospital District
4.00%, 01/01/2041	580	545
Illinois Development Finance Authority
0.00%, 07/15/2025	4,500	4,194
Illinois Finance Authority
3.00%, 07/01/2035	2,250	1,983
3.57%, 08/15/2057	1,100	1,100
3.63%, 02/15/2032	355	357
3.75%, 02/15/2034	200	202
4.00%, 10/01/2028(3)	280	264
4.00%, 10/15/2028	670	628
4.00%, 11/01/2028	235	233
4.00%, 10/01/2029(3)	405	378
4.00%, 10/15/2029	1,045	965
4.00%, 10/01/2030(3)	630	582
4.00%, 10/15/2030	730	664
4.00%, 11/01/2030	250	247
4.00%, 11/01/2030	2,500	2,523
4.00%, 10/01/2031(3)	620	566
4.00%, 10/15/2031	1,135	1,018
4.00%, 10/01/2032(3)	340	307
4.00%, 10/01/2033(3)	375	334
4.00%, 08/01/2034	2,050	1,961
4.00%, 08/01/2035	1,625	1,534
4.00%, 02/15/2036	800	806
4.00%, 07/15/2037	3,090	3,124
4.00%, 08/01/2037	1,160	1,059
4.00%, 07/15/2038	5,750	5,775
4.00%, 08/01/2038	1,165	1,051
4.00%, 10/01/2038	7,090	6,958
4.00%, 07/15/2039	6,280	6,290
4.00%, 08/15/2039	9,280	8,952
4.00%, 02/15/2041	5	5
4.00%, 02/15/2041	130	134
4.13%, 08/15/2037	1,090	1,034
5.00%, 11/15/2023	1,680	1,689
5.00%, 12/01/2023	1,880	1,889
5.00%, 01/01/2024	250	252
5.00%, 02/15/2024	215	217
5.00%, 05/15/2024	350	355
5.00%, 02/15/2025	695	712
5.00%, 07/15/2025	230	238
5.00%, 08/01/2025	1,605	1,622
5.00%, 02/15/2026	360	376
5.00%, 02/15/2026	1,345	1,400
5.00%, 08/15/2026	1,500	1,586
5.00%, 03/01/2028	15	16
5.00%, 05/15/2028	12,620	13,482
5.00%, 07/01/2028	750	802
5.00%, 09/01/2028	500	499
5.00%, 01/01/2029	1,650	1,775
5.00%, 02/15/2029	1,445	1,535
5.00%, 10/01/2029	505	555
5.00%, 12/01/2029	340	354
5.00%, 02/15/2030	1,240	1,317
5.00%, 05/15/2030	1,180	1,077
5.00%, 07/01/2030	275	291
5.00%, 07/15/2030	710	772
5.00%, 09/01/2030	430	428
5.00%, 10/01/2030	565	619
5.00%, 11/01/2030	1,455	1,524
5.00%, 11/15/2030	2,000	2,061
5.00%, 01/01/2031	3,545	3,785
5.00%, 02/15/2031	300	318
5.00%, 05/15/2031	5,000	5,273

5.00%, 07/01/2031	1,420	1,530
5.00%, 08/15/2031	1,525	1,731
5.00%, 05/15/2032	3,745	3,943
5.00%, 08/15/2032	730	825
5.00%, 07/01/2033	10,000	11,167
5.00%, 08/15/2033	250	264
5.00%, 08/15/2033	1,695	1,911
5.00%, 10/01/2033	500	535
5.00%, 10/01/2033	700	757
5.00%, 12/01/2033	700	724
5.00%, 01/01/2034	605	646
5.00%, 02/15/2034	1,770	1,868
5.00%, 07/01/2034	300	317
5.00%, 08/15/2034	2,500	2,645
5.00%, 10/01/2034	430	459
5.00%, 11/15/2034	300	306
5.00%, 11/15/2034	3,000	3,062
5.00%, 07/01/2035	2,160	2,303
5.00%, 08/15/2035	100	102
5.00%, 08/15/2035	600	634
5.00%, 10/01/2035	400	423
5.00%, 10/01/2035	4,470	4,615
5.00%, 02/15/2036	735	771
5.00%, 07/01/2036	830	878
5.00%, 08/15/2036	1,000	1,056
5.00%, 10/01/2036	620	657
5.00%, 01/01/2037	2,785	3,018
5.00%, 05/15/2037	500	566
5.00%, 08/15/2037	1,000	1,056
5.00%, 08/15/2038	1,000	1,093
5.00%, 11/15/2038	3,795	3,840
5.00%, 05/15/2039	1,100	1,227
5.00%, 08/15/2039	1,200	1,302
5.00%, 08/15/2040	5,000	5,391
5.00%, 02/15/2041	840	868
5.00%, 08/01/2042	120	120
5.00%, 01/01/2044	4,145	4,492
5.00%, 08/15/2044	200	200
5.00%, 12/01/2046	5,950	5,980
5.00%, 08/01/2049	140	137
5.00%, 05/15/2050(1)	1,625	1,641
5.00%, 05/15/2050(1)	2,170	2,249
5.25%, 08/15/2031	500	532
5.25%, 07/01/2035	20,085	22,593
Illinois Housing Development Authority
0.80%, 07/01/2026	1,000	916
3.50%, 04/01/2052	5,300	5,173
3.75%, 04/01/2050	545	537
4.50%, 10/01/2048	3,525	3,535
6.25%, 10/01/2052	5,825	6,320
Illinois Municipal Electric Agency
4.00%, 02/01/2034	4,500	4,522
4.00%, 02/01/2035	24,645	24,745
5.00%, 02/01/2031	470	482
5.00%, 02/01/2032	5,000	5,121
Illinois Sports Facilities Authority
5.00%, 06/15/2030	700	716
5.00%, 06/15/2030	750	765
5.00%, 06/15/2031	575	585
5.25%, 06/15/2032	1,735	1,757
Illinois State Toll Highway Authority
5.00%, 01/01/2024	935	943
5.00%, 01/01/2025	1,250	1,283
5.00%, 01/01/2026	1,550	1,620
5.00%, 01/01/2028	3,000	3,262
5.00%, 12/01/2031	235	244
5.00%, 12/01/2032	425	442
5.00%, 01/01/2034	1,300	1,416
5.00%, 01/01/2036	1,000	1,115
5.00%, 01/01/2037	1,260	1,295
5.00%, 01/01/2037	4,425	4,449
5.00%, 01/01/2038	13,715	13,982
5.00%, 01/01/2038	20,000	20,093
5.00%, 01/01/2039	2,000	2,009
5.00%, 01/01/2040	1,150	1,173
5.00%, 01/01/2040	5,000	5,149
5.00%, 01/01/2041	2,190	2,401
5.00%, 01/01/2041	6,665	6,896
5.00%, 01/01/2042	6,840	7,177
5.00%, 01/01/2044	2,270	2,398
5.00%, 01/01/2046	1,140	1,227
Illinois State University
5.00%, 04/01/2032	1,745	1,890

Jersey & Greene County Community Unit School District No 100 Jerseyville
5.00%, 12/01/2027	1,105	1,151
Kane & DeKalb Counties Community Unit School District No 302 Kaneland
5.00%, 02/01/2025	4,125	4,232
5.00%, 02/01/2026	1,930	2,018
La Salle County Community Unit School District No 2 Serena
5.25%, 12/01/2036	1,440	1,624
5.50%, 12/01/2040	2,145	2,401
Lake County Community Unit School District No 60 Waukegan
5.00%, 01/01/2026	1,000	1,026
5.00%, 01/01/2027	100	103
5.00%, 01/01/2027	2,100	2,157
Lake County Consolidated High School District No 120 Mundelein
5.50%, 12/01/2039	1,000	1,126
Lake County School District No 112 North Shore
4.00%, 12/01/2037	1,695	1,716
Macon & de Witt Counties Community Unit School District No 2 Maroa-Forsyth
4.00%, 12/01/2034	820	856
4.00%, 12/01/2035	870	895
4.00%, 12/01/2036	500	507
4.00%, 12/01/2037	400	401
Macon County School District No 61 Decatur
4.00%, 01/01/2029	1,240	1,280
4.00%, 01/01/2033	1,950	2,005
4.00%, 01/01/2034	1,750	1,793
Madison County Community Unit School District No 8 Bethalto
4.00%, 12/01/2034	775	797
4.00%, 12/01/2040	1,965	1,933
McHenry County Community Unit School District No 200 Woodstock
0.00%, 01/15/2024	460	452
0.00%, 01/15/2024	540	529
0.00%, 01/15/2025	1,000	943
0.00%, 01/15/2026	1,000	909
Metropolitan Pier & Exposition Authority
0.00%, 12/15/2023	165	162
0.00%, 06/15/2028	15,615	12,948
0.00%, 06/15/2029	2,540	2,029
0.00%, 12/15/2030	11,000	8,255
5.00%, 12/15/2028	1,000	1,047
5.00%, 12/15/2032	550	576
5.00%, 06/15/2050	11,060	11,244
Metropolitan Water Reclamation District of Greater Chicago
5.25%, 12/01/2032	1,800	2,165
Northern Illinois University
4.00%, 10/01/2032	515	521
4.00%, 10/01/2034	1,000	1,008
Peoria Metropolitan Airport Authority
5.00%, 12/01/2026	1,375	1,469
Peoria Public Building Commission
5.00%, 12/01/2023	2,375	2,391
Railsplitter Tobacco Settlement Authority
5.00%, 06/01/2024	2,275	2,306
Regional Transportation Authority
5.75%, 06/01/2034	3,400	4,113
Sales Tax Securitization Corp.
5.00%, 01/01/2025	1,000	1,024
5.00%, 01/01/2025	4,000	4,095
5.00%, 01/01/2026	2,000	2,076
5.00%, 01/01/2029	1,000	1,090
5.00%, 01/01/2037	1,140	1,232
5.25%, 01/01/2043	1,100	1,155
Sangamon & Christian Counties Community Unit School District No 3A Rochester
5.50%, 02/01/2040	805	891
5.50%, 02/01/2043	530	584
5.50%, 02/01/2047	530	579
Sangamon & Morgan Counties Community Unit School District No 16 New Berlin
5.00%, 12/01/2040	1,625	1,740
Sangamon Logan & Menard Counties Community Unit School Distributors No 15 Williamsville
5.00%, 12/01/2027	325	347
5.00%, 12/01/2029	710	783
5.00%, 12/01/2031	600	657
5.00%, 12/01/2033	375	408
Southern Illinois University
4.00%, 04/01/2029	200	205
4.00%, 04/01/2035	300	295
4.00%, 04/01/2039	500	473
5.00%, 04/01/2032	240	260
5.00%, 04/01/2033	300	323
Southwestern Illinois Development Authority
4.00%, 04/15/2031	1,000	1,059
5.50%, 12/01/2035	750	870
5.50%, 12/01/2037	2,850	3,248
5.50%, 12/01/2038	6,250	7,077

5.50%, 12/01/2039	6,350	7,151
State of Illinois
4.00%, 03/01/2024	4,000	4,008
4.00%, 02/01/2030	4,725	4,826
4.00%, 03/01/2031	1,500	1,553
4.00%, 10/01/2032	1,390	1,429
4.00%, 03/01/2038	1,125	1,103
5.00%, 09/01/2023	1,365	1,368
5.00%, 09/01/2024	1,365	1,386
5.00%, 11/01/2024	750	763
5.00%, 02/01/2025	455	458
5.00%, 05/01/2025	3,050	3,079
5.00%, 06/01/2025	880	903
5.00%, 10/01/2025	10,000	10,311
5.00%, 11/01/2025	2,040	2,106
5.00%, 11/01/2025	8,965	9,256
5.00%, 02/01/2026	705	731
5.00%, 06/01/2026	125	130
5.00%, 10/01/2026	2,270	2,378
5.00%, 11/01/2026	2,120	2,224
5.00%, 12/01/2026	1,380	1,450
5.00%, 02/01/2027	635	669
5.00%, 03/01/2027	250	264
5.00%, 02/01/2028	1,000	1,052
5.00%, 05/01/2028	265	268
5.00%, 07/01/2028	8,465	9,127
5.00%, 11/01/2028	12,940	13,774
5.00%, 02/01/2029	1,000	1,054
5.00%, 03/01/2029	2,620	2,852
5.00%, 04/01/2029	605	612
5.00%, 05/01/2029	2,820	3,080
5.00%, 03/01/2030	1,875	2,069
5.00%, 03/01/2030	11,310	12,480
5.00%, 10/01/2030	3,575	3,977
5.00%, 03/01/2031	11,350	12,669
5.00%, 10/01/2031	1,750	1,950
5.00%, 10/01/2031	6,500	7,011
5.00%, 05/01/2032	800	808
5.00%, 01/01/2033	415	427
5.00%, 03/01/2033	1,000	1,109
5.00%, 03/01/2034	1,000	1,112
5.00%, 01/01/2035	1,400	1,432
5.00%, 03/01/2035	3,670	4,043
5.00%, 03/01/2035	23,005	25,345
5.00%, 07/01/2035	2,340	2,578
5.00%, 03/01/2036	1,000	1,091
5.00%, 07/01/2036	11,055	12,053
5.00%, 05/01/2038	1,200	1,248
5.00%, 02/01/2039	1,500	1,505
5.00%, 01/01/2041	800	807
5.00%, 11/01/2041	1,500	1,517
5.25%, 02/01/2029	3,720	3,757
5.25%, 02/01/2030	100	101
5.25%, 12/01/2030	11,685	12,594
5.25%, 02/01/2031	760	767
5.25%, 05/01/2043	4,680	5,017
5.50%, 07/01/2024	1,000	1,000
5.50%, 07/01/2025	400	400
State of Illinois Sales Tax Revenue
4.00%, 06/15/2027	1,000	1,008
5.00%, 06/15/2024	590	596
5.00%, 06/15/2024	4,905	4,909
5.00%, 06/15/2025	340	349
5.00%, 06/15/2025	4,190	4,194
5.00%, 06/15/2026	500	520
5.00%, 06/15/2027	1,000	1,056
University of Illinois
3.00%, 04/01/2034	3,400	3,130
4.00%, 04/01/2036	1,500	1,491
Village of Bolingbrook IL
4.00%, 03/01/2025	500	505
4.00%, 03/01/2027	1,000	1,028
Village of Bourbonnais IL
5.25%, 12/01/2042	2,840	3,115
Will County Community Unit School District No 365 Valley View
0.00%, 11/01/2025	1,520	1,381
0.00%, 11/01/2026	905	802
5.00%, 11/01/2023	420	422
5.00%, 11/01/2024	2,390	2,446
5.00%, 11/01/2026	1,800	1,918
Will County School District No 114 Manhattan
5.00%, 01/01/2037	370	410
5.00%, 01/01/2038	355	389

5.25%, 01/01/2039	280	312
5.25%, 01/01/2041	1,160	1,282
5.50%, 01/01/2047	4,880	5,439
Woodford Lasalle Livingston Etc Counties Community Unit Distributors No 6 Fieldcrest
4.00%, 12/01/2034	1,000	1,038
4.00%, 12/01/2036	1,095	1,109

Total Illinois		994,664

Indiana – 1.50%
Ball State University
5.00%, 07/01/2033	955	1,029
Center Grove Community School Corp.
5.00%, 01/01/2024	1,435	1,442
City of Indianapolis Department of Public Utilities Water System Revenue
5.00%, 10/01/2037	10,000	10,322
City of Whiting IN
5.00%, 12/01/2044(1)	18,900	19,451
County of St Joseph IN
5.00%, 04/01/2033	1,245	1,349
Elkhart County Building Corp.
4.00%, 12/01/2032	1,265	1,326
Evansville Waterworks District
5.00%, 01/01/2037	500	560
Indiana Finance Authority
0.65%, 08/01/2025	2,250	2,059
0.70%, 12/01/2046(1)	8,525	7,776
0.75%, 12/01/2038(1)	500	445
0.95%, 12/01/2038(1)	900	808
1.40%, 08/01/2029	2,500	2,178
2.25%, 12/01/2058(1)	1,285	1,248
3.75%, 03/01/2031(1)	1,450	1,453
3.80%, 05/01/2028(1)	8,000	8,001
4.00%, 02/01/2036	15,000	15,557
4.00%, 10/01/2036	1,100	1,123
4.00%, 02/01/2037	12,395	12,692
4.05%, 05/01/2034(1)	2,500	2,500
4.05%, 12/01/2037(1)	6,000	6,000
4.13%, 12/01/2026	2,815	2,784
4.50%, 05/01/2035(1)	1,200	1,204
4.50%, 12/15/2046(1)	10,000	9,980
5.00%, 12/01/2024	3,000	3,080
5.00%, 05/01/2026	1,100	1,154
5.00%, 11/01/2026	1,200	1,271
5.00%, 05/01/2027	700	749
5.00%, 05/01/2029	685	760
5.00%, 11/01/2029	2,350	2,550
5.00%, 09/01/2031	440	463
5.00%, 03/01/2036	2,000	2,046
5.00%, 09/01/2036	1,000	1,040
5.25%, 02/01/2033	2,500	2,592
Indiana Housing & Community Development Authority
3.00%, 07/01/2050	845	815
3.00%, 07/01/2051	905	874
3.50%, 01/01/2049	835	819
5.00%, 01/01/2024	285	287
5.00%, 01/01/2024	500	504
5.00%, 07/01/2024	295	300
5.00%, 07/01/2024	500	508
5.00%, 01/01/2025	300	308
5.00%, 01/01/2025	1,245	1,274
5.00%, 01/01/2026	300	314
5.00%, 01/01/2026	600	623
5.00%, 07/01/2026	320	338
5.00%, 07/01/2026	400	419
5.00%, 10/01/2026	3,445	3,505
5.00%, 01/01/2027	300	320
5.00%, 01/01/2027	575	609
5.00%, 07/01/2027	300	323
5.00%, 07/01/2027	400	428
5.00%, 01/01/2028	600	646
5.00%, 07/01/2028	500	542
Indianapolis Local Public Improvement Bond Bank
4.00%, 01/01/2035	1,725	1,726
5.00%, 07/15/2023	300	300
5.00%, 07/15/2024	1,000	1,019
5.00%, 01/01/2025	1,195	1,214
5.00%, 07/15/2025	750	778
5.00%, 01/15/2027	700	749
5.00%, 01/01/2028	455	457
5.00%, 01/15/2028	500	547
5.00%, 01/01/2029	1,000	1,035
5.00%, 01/01/2030	3,530	3,544
5.00%, 01/01/2031	1,000	1,037
5.00%, 01/01/2032	5,000	5,090

5.00%, 01/01/2036	615	694
5.00%, 01/01/2037	900	1,005
5.00%, 01/01/2038	1,125	1,244
5.00%, 01/01/2039	1,250	1,374
5.00%, 02/01/2054	2,020	2,112
5.25%, 01/01/2039	2,000	2,175
Lebanon Middle School Building Corp.
5.00%, 07/10/2023	1,740	1,740
Mount Vernon of Hancock County Multi-School Building Corp.
5.50%, 07/15/2035	500	581
5.50%, 07/15/2036	1,000	1,152
5.50%, 07/15/2038	1,000	1,135
Northwestern School Building Corp.
6.00%, 07/15/2039	900	1,044
Tippecanoe County School Building Corp.
6.00%, 01/15/2043	825	987
Westfield-Washington Multi-School Building Corp.
5.00%, 01/15/2028	390	404
5.00%, 01/15/2029	540	560
5.00%, 01/15/2030	700	726

Total Indiana		175,177

Iowa – 0.44%
City of Coralville IA
4.00%, 06/01/2026	415	403
4.00%, 06/01/2028	300	288
4.00%, 05/01/2030	700	700
4.00%, 06/01/2034	890	822
5.00%, 05/01/2036	735	771
5.00%, 05/01/2038	1,400	1,449
5.00%, 05/01/2040	2,260	2,321
5.00%, 05/01/2041	1,650	1,690
City of Des Moines IA
1.88%, 06/01/2040	1,500	1,026
College Community School District Infrastructure Sales Services & Use Tax
4.13%, 06/01/2042	3,170	3,168
Dubuque Community School District Infrastructure Sales Services & Use Tax
3.00%, 07/01/2036	600	545
3.00%, 07/01/2037	675	598
Iowa City Community School District
2.50%, 06/01/2038	2,000	1,576
Iowa Finance Authority
1.50%, 01/01/2042(1)	1,370	1,336
5.00%, 08/01/2036	4,545	5,323
5.00%, 08/01/2037	2,040	2,363
5.00%, 05/15/2043	270	207
5.00%, 05/15/2048	825	602
Iowa Higher Education Loan Authority
4.00%, 10/01/2030	380	382
4.00%, 10/01/2031	395	395
4.00%, 10/01/2032	140	139
4.00%, 10/01/2033	275	272
4.00%, 10/01/2036	325	309
Iowa Student Loan Liquidity Corp.
5.00%, 12/01/2025	1,000	1,027
5.00%, 12/01/2025	1,775	1,819
5.00%, 12/01/2028	1,640	1,760
5.00%, 12/01/2029	1,275	1,380
5.00%, 12/01/2030	1,000	1,095
PEFA, Inc.
5.00%, 09/01/2049(1)	17,160	17,498

Total Iowa		51,264

Kansas – 0.22%
City of Manhattan KS
4.00%, 06/01/2028	300	282
4.00%, 06/01/2036	500	417
City of Prairie Village KS
2.88%, 04/01/2030	315	281
3.13%, 04/01/2036	500	405
Kansas Development Finance Authority
5.00%, 11/15/2054(1)	4,710	5,299
5.00%, 11/15/2054	12,320	13,366
Wyandotte County Unified School District No 500 Kansas City
4.13%, 09/01/2037	750	777
Wyandotte County-Kansas City Unified Government Utility System Revenue
5.00%, 09/01/2035	4,315	4,433

Total Kansas		25,260

Kentucky – 1.45%
City of Ashland KY
5.00%, 02/01/2028	255	269
5.00%, 02/01/2032	395	417
City of Berea KY
3.82%, 06/01/2032(1)	500	500
City of Henderson KY

3.70%, 01/01/2032(3)	5,000	4,854
4.45%, 01/01/2042(3)	6,920	6,650
County of Carroll KY
1.55%, 09/01/2042(1)	10,750	9,757
1.75%, 10/01/2034(1)	1,045	955
County of Trimble KY
1.30%, 09/01/2044(1)	3,000	2,527
Kentucky Asset Liability Commission
5.00%, 09/01/2024	1,000	1,019
5.00%, 09/01/2025	1,250	1,298
Kentucky Bond Development Corp.
5.00%, 09/01/2038	1,000	1,085
Kentucky Economic Development Finance Authority
3.80%, 04/01/2031(1)	10,000	10,001
4.15%, 05/01/2034(1)	19,000	19,000
5.00%, 08/01/2030	2,160	2,328
Kentucky Public Energy Authority
4.00%, 04/01/2048(1)	8,000	7,993
4.00%, 01/01/2049(1)	12,500	12,499
4.00%, 12/01/2049(1)	10,000	9,953
4.00%, 02/01/2050(1)	27,000	26,694
4.00%, 12/01/2050(1)	17,720	17,683
Kentucky State Property & Building Commission
5.00%, 11/01/2026	1,495	1,581
5.00%, 04/01/2027	1,000	1,066
5.00%, 11/01/2027	2,435	2,584
5.00%, 05/01/2029	1,000	1,071
5.00%, 05/01/2029	1,025	1,115
5.00%, 11/01/2031	1,685	1,844
5.00%, 05/01/2032	270	294
Kentucky State University
3.00%, 11/01/2032	160	155
4.00%, 11/01/2038	500	500
5.00%, 11/01/2031	180	208
Kentucky Turnpike Authority
5.00%, 07/01/2033	340	392
5.00%, 07/01/2035	500	568
Louisville & Jefferson County Metropolitan Government
4.00%, 04/01/2036	12,510	12,943
5.00%, 10/01/2023	1,565	1,570
5.00%, 10/01/2030	2,500	2,602
5.00%, 10/01/2032	430	447
5.00%, 10/01/2037	1,200	1,257
5.00%, 10/01/2047(1)	740	767
5.00%, 10/01/2047(1)	1,100	1,178
5.00%, 10/01/2047(1)	2,165	2,171

Total Kentucky		169,795

Louisiana – 2.01%
City of Youngsville LA Sales Tax Revenue
4.00%, 05/01/2036	250	259
Greater New Orleans Expressway Commission
5.00%, 11/01/2034	1,000	1,036
Greater Ouachita Water Co.
5.00%, 09/01/2027	1,000	1,080
5.00%, 09/01/2028	960	1,058
5.00%, 09/01/2029	365	410
Jefferson Parish Consolidated Sewerage District No 1
4.00%, 02/01/2035	1,330	1,392
4.00%, 02/01/2036	750	777
4.00%, 02/01/2038	1,055	1,057
4.00%, 02/01/2039	2,740	2,737
4.00%, 02/01/2042	370	370
Jefferson Parish Consolidated Waterworks District No 2
4.00%, 02/01/2037	5,000	5,093
Louisiana Local Government Environmental Facilities & Community Development Auth
0.88%, 02/01/2046(1)	7,420	7,058
5.00%, 10/01/2028	1,045	1,139
5.00%, 08/15/2037	20,000	20,740
Louisiana Offshore Terminal Authority
1.65%, 09/01/2027(1)	2,500	2,475
1.65%, 09/01/2034(1)	4,500	4,456
Louisiana Public Facilities Authority
0.00%, 10/01/2027	2,000	2,032
4.00%, 10/01/2036	765	743
4.00%, 10/01/2037	1,005	963
5.00%, 12/15/2023	335	337
5.00%, 12/15/2024	330	338
5.00%, 12/15/2025	275	287
5.00%, 12/15/2026	300	320
5.00%, 12/15/2028	250	271
5.00%, 12/15/2029	200	217
5.00%, 12/15/2030	150	162
5.00%, 05/15/2031	1,250	1,315

5.00%, 12/15/2031	390	422
5.00%, 05/15/2032	1,000	1,050
5.00%, 05/15/2050(1)	7,500	7,656
New Orleans Aviation Board
5.00%, 01/01/2024	55	55
5.00%, 01/01/2024	1,525	1,532
5.00%, 01/01/2027	850	861
5.00%, 01/01/2028	155	162
5.00%, 01/01/2028	1,250	1,270
5.00%, 01/01/2029	810	822
5.00%, 01/01/2030	275	287
5.00%, 01/01/2033	740	772
5.00%, 01/01/2033	2,600	2,787
5.00%, 01/01/2034	170	177
5.00%, 01/01/2034	750	781
5.00%, 01/01/2034	2,750	2,938
5.00%, 01/01/2040	9,890	9,928
Parish of St James LA
4.40%, 11/01/2040(1)	30,000	30,000
4.41%, 11/01/2040(1)	61,725	61,725
Parish of St John the Baptist LA
2.10%, 06/01/2037(1)	5,995	5,879
2.13%, 06/01/2037(1)	7,600	7,455
2.20%, 06/01/2037(1)	2,475	2,337
4.05%, 06/01/2037(1)	5,090	5,067
Port New Orleans Board of Commissioners
5.00%, 04/01/2034	750	789
5.00%, 04/01/2035	420	438
5.00%, 04/01/2035	1,000	1,038
5.00%, 04/01/2037	500	518
Regional Transit Authority Sales Tax Revenue
5.00%, 01/01/2035	6,080	6,844
State of Louisiana
4.00%, 05/01/2032	5,000	5,063
4.00%, 05/01/2034	10,685	10,818
5.00%, 03/01/2038	5,000	5,447
State of Louisiana Gasoline & Fuels Tax Revenue
3.60%, 05/01/2043	2,700	2,700

Total Louisiana		235,740

Maine – 0.08%
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2035	250	254
4.00%, 07/01/2041	1,480	1,311
4.00%, 07/01/2046	330	278
5.00%, 07/01/2032	550	615
5.00%, 07/01/2034	600	669
5.00%, 07/01/2034	1,000	1,096
5.00%, 07/01/2041	1,235	1,210
5.00%, 07/01/2043	610	610
5.00%, 07/01/2046	590	541
Maine Municipal Bond Bank
5.00%, 11/01/2033	650	709
Maine Turnpike Authority
5.00%, 07/01/2032	885	1,006
5.00%, 07/01/2034	900	1,019

Total Maine		9,318

Maryland – 1.96%
City of Baltimore MD
4.00%, 07/01/2036	1,460	1,505
4.00%, 07/01/2037	790	809
4.00%, 07/01/2037	1,235	1,264
4.00%, 07/01/2039	605	609
4.50%, 06/01/2033	150	147
5.00%, 09/01/2023	1,000	999
5.00%, 07/01/2026	720	759
5.00%, 07/01/2029	4,770	5,118
5.00%, 09/01/2030	3,000	3,011
5.00%, 09/01/2032	1,000	1,003
5.00%, 10/15/2037	890	1,018
County of Baltimore MD
4.00%, 03/01/2036	5,075	5,274
5.00%, 10/01/2023	2,495	2,506
5.00%, 03/01/2024	1,100	1,114
5.00%, 03/01/2040	4,610	5,271
County of Montgomery MD
5.00%, 10/01/2024	1,210	1,239
County of Prince George’s MD
4.00%, 08/01/2029	4,035	4,037
5.00%, 07/01/2034	2,000	2,371
5.00%, 07/15/2035	6,480	7,124
Maryland Community Development Administration
2.75%, 09/01/2023	125	125
2.85%, 03/01/2024	325	324

2.95%, 03/01/2025	385	382
3.00%, 09/01/2051	19,975	19,183
3.10%, 03/01/2026	180	178
3.25%, 03/01/2027	595	590
3.50%, 03/01/2050	860	843
4.00%, 09/01/2049	730	724
5.00%, 09/01/2042	2,000	2,060
6.00%, 03/01/2053	5,000	5,400
Maryland Economic Development Corp.
3.25%, 09/01/2030	1,225	1,146
4.00%, 09/01/2040	410	370
4.00%, 09/01/2050	1,295	1,100
5.00%, 06/01/2028	2,000	2,098
5.00%, 11/12/2028	7,185	7,421
5.00%, 06/30/2038	2,800	2,943
5.00%, 12/31/2039	2,350	2,458
5.00%, 12/31/2040	3,575	3,723
5.00%, 06/30/2041	4,860	5,040
5.00%, 12/31/2041	5,950	6,170
5.00%, 06/30/2042	5,000	5,165
5.38%, 07/01/2038	1,215	1,327
Maryland Health & Higher Educational Facilities Authority
4.00%, 07/01/2042	120	111
5.00%, 07/01/2024	535	543
5.00%, 07/01/2032	750	774
5.00%, 07/01/2035	75	77
5.00%, 07/01/2045(1)	2,075	2,177
5.50%, 01/01/2029	1,500	1,601
5.50%, 01/01/2030	1,750	1,867
Maryland Stadium Authority
5.00%, 05/01/2032	765	805
5.00%, 05/01/2036	2,500	2,609
5.00%, 05/01/2041	5,000	5,285
5.00%, 05/01/2047	6,725	7,028
Maryland State Transportation Authority
5.00%, 07/01/2023	500	500
5.00%, 07/01/2024	1,000	1,018
5.00%, 07/01/2030	4,655	5,040
5.00%, 07/01/2034	1,550	1,768
Montgomery County Housing Opportunities Commission
0.80%, 07/01/2025	700	659
Prince George’s County Revenue Authority
5.00%, 05/01/2030	1,085	1,192
State of Maryland
3.00%, 08/01/2027	6,490	6,496
4.00%, 08/01/2035	1,000	1,067
5.00%, 08/01/2024	1,450	1,479
5.00%, 06/01/2034	2,115	2,502
5.00%, 06/01/2035	3,700	4,338
5.00%, 03/15/2036	6,535	7,687
5.00%, 06/01/2036	10,250	11,905
5.00%, 06/01/2037	5,500	6,329
State of Maryland Department of Transportation
3.00%, 10/01/2031	6,000	5,928
3.00%, 10/01/2033	2,500	2,438
4.00%, 10/01/2032	1,400	1,455
5.00%, 12/01/2023	815	821
5.00%, 10/01/2024	5,000	5,115
5.00%, 10/01/2026	11,570	12,315
5.00%, 12/01/2027	1,205	1,316
5.00%, 12/01/2028	1,335	1,485
Washington Suburban Sanitary Commission
3.00%, 06/01/2026	5,000	4,990
5.00%, 06/01/2040	2,800	3,210
5.00%, 06/01/2041	1,670	1,906

Total Maryland		229,784

Massachusetts – 1.78%
City of Waltham MA
2.13%, 10/15/2039	2,340	1,730
Commonwealth of Massachusetts
2.00%, 03/01/2037	5,500	4,231
4.00%, 11/01/2037	2,500	2,567
4.00%, 11/01/2040	1,075	1,082
4.00%, 02/01/2042	6,000	5,979
5.00%, 09/01/2023	2,500	2,507
5.00%, 09/01/2025	6,400	6,672
5.00%, 07/01/2028	350	371
5.00%, 12/01/2030	1,500	1,602
5.00%, 01/01/2032	1,890	2,068
5.00%, 10/01/2033	4,075	4,812
5.00%, 07/01/2035	1,500	1,654
5.00%, 01/01/2036	1,000	1,099
5.00%, 04/01/2036	1,520	1,621

5.00%, 07/01/2036	1,000	1,096
5.00%, 07/01/2036	12,630	13,012
5.00%, 04/01/2037	3,850	4,089
5.00%, 09/01/2038	2,620	2,826
5.00%, 11/01/2038	10,000	10,647
5.00%, 05/01/2039	925	1,049
5.00%, 05/01/2040	1,250	1,410
5.00%, 07/01/2040	5,000	5,120
5.00%, 05/01/2049	2,665	2,830
5.50%, 08/01/2030	1,140	1,328
Commonwealth of Massachusetts Transportation Fund Revenue
5.00%, 06/01/2040	7,435	7,969
Massachusetts Bay Transportation Authority Sales Tax Revenue
5.00%, 07/01/2040	5,000	5,119
5.00%, 07/01/2041	4,000	4,562
Massachusetts Clean Water Trust
5.00%, 08/01/2031	1,790	1,976
Massachusetts Development Finance Agency
4.00%, 07/15/2036	16,860	17,183
4.00%, 07/01/2045	1,325	1,270
5.00%, 07/01/2023	900	900
5.00%, 10/01/2024	2,020	2,063
5.00%, 07/01/2025	1,090	1,113
5.00%, 10/01/2025	905	916
5.00%, 07/01/2026	1,140	1,178
5.00%, 10/01/2026	955	974
5.00%, 10/01/2028	475	513
5.00%, 07/01/2030	590	642
5.00%, 01/01/2031	475	491
5.00%, 10/01/2031	355	389
5.00%, 01/01/2032	635	655
5.00%, 07/01/2032	500	528
5.00%, 10/01/2032	1,000	1,184
5.00%, 01/01/2033	540	556
5.00%, 07/15/2033(3)	315	306
5.00%, 10/01/2033	750	762
5.00%, 10/01/2033	1,000	1,179
5.00%, 01/01/2034	710	730
5.00%, 07/01/2034	500	526
5.00%, 07/15/2034(3)	270	259
5.00%, 10/01/2034	835	846
5.00%, 01/01/2035	745	765
5.00%, 07/15/2035(3)	275	260
5.00%, 01/01/2036	1,100	1,125
5.00%, 07/15/2036(3)	230	213
5.00%, 07/01/2037	2,235	2,283
5.00%, 07/15/2037(3)	245	225
5.00%, 07/01/2038(1)	8,525	8,595
5.00%, 10/01/2039	2,250	2,555
5.00%, 01/01/2040	755	765
5.00%, 10/01/2041	1,450	1,429
5.00%, 03/01/2044	1,000	1,006
5.00%, 10/01/2048	1,750	1,753
Massachusetts Educational Financing Authority
2.00%, 07/01/2037	2,700	2,277
5.00%, 07/01/2024	2,190	2,212
5.00%, 07/01/2026	5,000	5,168
5.00%, 07/01/2027	1,500	1,568
5.00%, 07/01/2028	1,250	1,319
5.00%, 07/01/2029	1,600	1,705
5.00%, 07/01/2030	1,425	1,534
Massachusetts Housing Finance Agency
0.80%, 12/01/2025	1,820	1,666
1.85%, 12/01/2050	5,250	5,031
4.56% (SIFMA Municipal Swap Index Yield + 0.55%), 11/01/2048(2)	9,220	9,220
Massachusetts School Building Authority
5.00%, 01/15/2028	1,500	1,542
5.00%, 11/15/2034	10,000	10,657
5.00%, 08/15/2037	4,500	4,630
Massachusetts Water Resources Authority
5.25%, 08/01/2033	2,065	2,527

Total Massachusetts		208,221

Michigan – 3.46%
Avondale School District
5.00%, 11/01/2023	680	684
5.00%, 11/01/2024	800	819
5.00%, 11/01/2025	785	820
5.00%, 11/01/2026	765	816
Calhoun County Hospital Finance Authority
5.00%, 02/15/2028	750	770
Center Line Public Schools
5.25%, 05/01/2048	3,000	3,272
City of Detroit MI

5.00%, 04/01/2024	900	905
5.00%, 04/01/2025	900	907
5.00%, 04/01/2034	750	777
5.00%, 04/01/2035	1,700	1,756
5.00%, 04/01/2036	300	307
City of Greenville MI
4.00%, 06/01/2029	285	301
4.00%, 06/01/2035	715	746
City of Lansing MI
5.00%, 06/01/2037	1,000	1,134
City of Royal Oak MI
5.00%, 04/01/2029	500	553
5.00%, 04/01/2031	1,045	1,157
City of Saginaw MI Water Supply System Revenue
4.00%, 07/01/2034	355	376
4.00%, 07/01/2035	185	195
4.00%, 07/01/2036	195	204
City of Wyandotte MI Electric System Revenue
5.00%, 10/01/2023	500	502
5.00%, 10/01/2024	765	781
County of Jackson MI
4.00%, 05/01/2034	610	640
County of Kent MI
5.00%, 06/01/2028	700	738
Dearborn School District
5.00%, 05/01/2035	1,080	1,214
Detroit City School District
5.25%, 05/01/2030	3,345	3,851
Detroit Downtown Development Authority
5.00%, 07/01/2037	540	543
DeWitt Public Schools
5.00%, 05/01/2036	1,000	1,138
Ferndale Public Schools
5.00%, 05/01/2043	650	703
5.00%, 05/01/2049	2,795	2,995
Grand Rapids Public Schools
5.00%, 05/01/2025	1,075	1,105
5.00%, 11/01/2037	1,750	1,885
5.00%, 11/01/2038	1,000	1,074
Great Lakes Water Authority Sewage Disposal System Revenue
5.00%, 07/01/2030	3,000	3,150
5.00%, 07/01/2032	290	341
5.00%, 07/01/2034	355	410
Great Lakes Water Authority Water Supply System Revenue
5.00%, 07/01/2032	215	253
5.00%, 07/01/2034	395	456
5.00%, 07/01/2046	2,625	2,737
5.00%, 07/01/2046	3,120	3,189
Karegnondi Water Authority
5.00%, 11/01/2041	2,225	2,299
Lake Orion Community School District
5.00%, 05/01/2025	3,275	3,387
Lansing Board of Water & Light
2.00%, 07/01/2051(1)	8,585	8,071
5.00%, 07/01/2037	4,875	5,313
5.00%, 07/01/2038	2,620	2,837
Lapeer Community Schools
5.00%, 05/01/2039	2,730	2,988
Michigan Finance Authority
1.20%, 10/15/2030(1)	1,900	1,660
1.20%, 10/15/2038(1)	18,900	16,511
3.75%, 11/15/2049(1)	3,600	3,620
4.00%, 12/01/2035	1,500	1,521
4.00%, 12/01/2036	6,610	6,673
4.00%, 12/01/2036	22,235	22,387
4.00%, 12/01/2040	1,485	1,476
5.00%, 10/01/2023	420	420
5.00%, 10/01/2024	3,000	3,069
5.00%, 11/01/2024	750	768
5.00%, 11/01/2025	400	418
5.00%, 11/01/2025	1,000	1,045
5.00%, 11/01/2026	500	532
5.00%, 12/01/2026	1,190	1,260
5.00%, 06/01/2027	3,190	3,349
5.00%, 11/01/2027	500	540
5.00%, 04/15/2029	4,000	4,416
5.00%, 06/01/2029	1,500	1,611
5.00%, 12/01/2029	500	541
5.00%, 04/15/2030	4,155	4,650
5.00%, 06/01/2030	1,725	1,872
5.00%, 07/01/2030	600	616
5.00%, 10/01/2030	800	811
5.00%, 06/01/2031	2,895	3,157

5.00%, 04/15/2032	3,165	3,636
5.00%, 06/01/2032	280	304
5.00%, 08/01/2032	850	867
5.00%, 10/01/2032	1,150	1,329
5.00%, 11/15/2032	1,445	1,510
5.00%, 04/15/2033	1,935	2,220
5.00%, 06/01/2033	510	553
5.00%, 04/15/2034	970	1,110
5.00%, 07/01/2034	1,600	1,639
5.00%, 04/15/2035	555	630
5.00%, 07/01/2035	2,000	2,044
5.00%, 04/15/2036	5,000	5,606
5.00%, 12/01/2039	3,000	3,165
5.00%, 06/01/2040	900	937
5.00%, 11/01/2044	2,710	2,752
5.00%, 11/15/2044(1)	2,035	2,114
5.00%, 12/01/2044(1)	2,550	2,614
5.00%, 06/01/2049	1,425	1,456
Michigan Mathematics & Science Initiative
4.00%, 01/01/2031	390	365
Michigan State Building Authority
5.00%, 04/15/2034	13,375	13,878
5.00%, 04/15/2035	1,250	1,387
5.00%, 04/15/2038	10,000	10,320
Michigan State Hospital Finance Authority
4.00%, 11/15/2047(1)	4,505	4,521
5.00%, 12/01/2023	1,150	1,158
5.00%, 12/01/2024	275	282
5.00%, 12/01/2025	700	728
5.00%, 12/01/2027	415	448
Michigan State Housing Development Authority
3.00%, 06/01/2052	2,000	1,921
3.50%, 12/01/2050	805	788
5.00%, 12/01/2025	3,710	3,752
5.00%, 12/01/2025(1)	4,593	4,651
5.00%, 02/01/2026	8,581	8,705
5.00%, 06/01/2053	3,785	3,911
5.50%, 06/01/2053	17,170	18,107
Michigan Strategic Fund
1.80%, 10/01/2049(1)	2,075	2,016
5.00%, 06/30/2025	2,000	2,017
5.00%, 12/31/2025	2,595	2,637
5.00%, 06/30/2026	2,800	2,858
5.00%, 12/31/2026	355	364
5.00%, 06/30/2030	1,080	1,131
5.00%, 06/30/2032	150	157
Michigan Technological University
4.00%, 10/01/2051	1,255	1,196
5.00%, 10/01/2025	400	414
5.00%, 10/01/2026	270	285
5.00%, 10/01/2027	595	640
5.00%, 10/01/2028	890	973
5.00%, 10/01/2029	2,000	2,225
5.00%, 10/01/2030	355	401
Oakland University
5.00%, 03/01/2041	2,190	2,228
Portage Public Schools
5.00%, 11/01/2028	1,000	1,051
Rib Floater Trust Various States
3.82%, 06/01/2044(3)	5,495	5,495
Richfield Public School Academy
2.50%, 09/01/2025	180	169
Romeo Community School District
4.00%, 05/01/2027	325	337
4.00%, 05/01/2033	525	564
4.00%, 05/01/2034	540	575
4.00%, 05/01/2035	755	801
4.00%, 05/01/2036	780	818
4.00%, 05/01/2037	815	844
4.00%, 05/01/2038	1,255	1,286
Royal Oak Hospital Finance Authority
5.00%, 09/01/2039	10,320	10,443
Royal Oak School District
5.00%, 05/01/2024	600	609
Saginaw City School District
4.00%, 05/01/2031	1,290	1,387
4.00%, 05/01/2034	1,035	1,083
Saginaw Hospital Finance Authority
5.00%, 07/01/2027	825	866
5.00%, 07/01/2028	435	463
South Lyon Community Schools
5.00%, 05/01/2037	755	852
5.00%, 05/01/2040	1,585	1,733

5.00%, 05/01/2042	1,620	1,762
5.00%, 05/01/2043	845	917
State of Michigan
5.00%, 03/15/2025	1,145	1,178
State of Michigan Trunk Line Revenue
4.00%, 11/15/2044	6,000	5,926
4.00%, 11/15/2046	24,000	23,503
5.00%, 11/15/2036	7,550	8,501
5.00%, 11/15/2045	1,250	1,354
Summit Academy North
2.25%, 11/01/2026	440	403
4.00%, 11/01/2031	785	722
University of Michigan
4.00%, 04/01/2049(1)	9,650	9,666
5.00%, 04/01/2024	1,670	1,693
5.00%, 04/01/2033	560	659
Van Buren Public Schools
4.00%, 11/01/2037	1,925	1,940
4.00%, 11/01/2038	2,005	2,012
Wayne County Airport Authority
5.00%, 12/01/2023	250	252
5.00%, 12/01/2023	400	403
5.00%, 12/01/2023	550	552
5.00%, 12/01/2024	375	384
5.00%, 12/01/2024	500	508
5.00%, 12/01/2025	600	617
5.00%, 12/01/2025	1,000	1,029
5.00%, 12/01/2027	4,055	4,159
5.00%, 12/01/2031	350	375
5.00%, 12/01/2032	1,400	1,416
5.00%, 12/01/2033	325	350
5.00%, 12/01/2040	1,000	1,024
5.00%, 12/01/2040	2,000	2,187
5.00%, 12/01/2041	1,000	1,090
5.00%, 12/01/2046	4,250	4,582
Wayne State University
5.00%, 11/15/2036	3,090	3,344
Wayne-Westland Community Schools
4.00%, 11/01/2034	3,705	3,912
4.00%, 11/01/2036	4,305	4,422
5.00%, 11/01/2023	80	80
5.00%, 11/01/2024	185	189
5.00%, 11/01/2025	95	99
5.00%, 11/01/2026	1,000	1,067
5.00%, 11/01/2027	600	652
5.00%, 11/01/2029	585	650
Wyoming Public Schools
4.00%, 05/01/2041	685	685

Total Michigan		404,612

Minnesota – 0.49%
City of Independence MN
4.00%, 07/01/2041	1,500	1,210
City of Minneapolis MN
4.00%, 11/15/2037	1,625	1,607
City of Moorhead MN
5.00%, 12/01/2025	595	602
City of Shakopee MN Senior Housing Revenue
5.85%, 11/01/2058(1)(3)	2,280	2,244
County of Hennepin MN
5.00%, 12/15/2037	2,500	2,776
County of Washington MN
2.40%, 02/01/2029	2,255	2,113
2.50%, 02/01/2030	2,320	2,172
Duluth Economic Development Authority
5.00%, 02/15/2033	500	528
5.00%, 02/15/2034	750	791
5.00%, 02/15/2037	1,250	1,300
Elk River Independent School District No 728
2.25%, 02/01/2037	6,555	5,168
Minneapolis Special School District No 1
4.00%, 02/01/2037	800	824
Minneapolis-St Paul Metropolitan Airports Commission
5.00%, 01/01/2032	295	327
5.00%, 01/01/2036	1,335	1,454
5.00%, 01/01/2037	1,750	1,853
Minnesota Housing Finance Agency
3.00%, 07/01/2051	650	626
3.00%, 01/01/2052	2,645	2,545
5.00%, 08/01/2032	1,400	1,626
5.00%, 08/01/2033	770	892
5.00%, 08/01/2035	920	1,049
5.00%, 08/01/2036	2,965	3,345
Roseville Independent School District No 623

5.00%, 02/01/2025	3,895	4,008
5.00%, 02/01/2026	2,315	2,424
Shakopee Independent School District No 720
5.00%, 02/01/2024	3,185	3,216
State of Minnesota
5.00%, 08/01/2023	1,465	1,467
5.00%, 08/01/2032	2,925	3,481
White Bear Lake Independent School District No 624
2.50%, 02/01/2039	5,000	3,918
2.50%, 02/01/2040	4,500	3,466

Total Minnesota		57,032

Mississippi – 0.19%
Mississippi Business Finance Corp.
7.75%, 07/15/2047(1)	8,435	6,315
Mississippi Development Bank
4.00%, 10/01/2034(3)	1,825	1,687
4.00%, 10/01/2041(3)	1,640	1,373
5.00%, 03/01/2035	1,250	1,342
5.00%, 04/01/2035	1,210	1,373
Mississippi Hospital Equipment & Facilities Authority
5.00%, 01/01/2029	910	974
5.00%, 01/01/2033	1,750	1,884
5.00%, 10/01/2035	700	747
5.00%, 10/01/2036	2,000	2,115
5.00%, 10/01/2040(1)	1,215	1,269
5.00%, 09/01/2044(1)	2,000	2,065
State of Mississippi
5.00%, 10/01/2030	1,000	1,083

Total Mississippi		22,227

Missouri – 0.95%
Belton School District No 124
5.00%, 03/01/2028	250	273
5.50%, 03/01/2033	500	551
5.50%, 03/01/2036	500	547
Cape Girardeau County Industrial Development Authority
5.00%, 03/01/2032	1,000	1,023
City of Kansas City MO Sanitary Sewer System Revenue
5.00%, 01/01/2026	285	299
5.00%, 01/01/2031	135	148
City of St Louis MO Airport Revenue
5.00%, 07/01/2025	400	409
Hannibal Industrial Development Authority
5.00%, 10/01/2047	1,580	1,604
Health & Educational Facilities Authority of the State of Missouri
4.00%, 08/01/2031	310	280
4.00%, 02/15/2034	500	497
4.00%, 07/01/2035	1,500	1,524
4.00%, 02/15/2039	990	904
4.00%, 02/01/2040	100	97
5.00%, 06/01/2025	7,000	7,200
5.00%, 04/01/2027	1,705	1,714
5.00%, 02/01/2029	1,000	1,028
5.00%, 06/01/2033	1,550	1,741
5.00%, 02/01/2036	200	205
5.00%, 10/01/2042	6,370	6,684
5.00%, 10/01/2046	6,000	6,400
Jefferson City School District
5.50%, 03/01/2043	9,450	10,685
Jefferson County School District No R-1 Northwest
5.25%, 03/01/2040	2,945	3,255
5.25%, 03/01/2041	1,505	1,656
Kansas City Industrial Development Authority
5.00%, 03/01/2025	1,250	1,284
5.00%, 03/01/2025	2,000	2,035
5.00%, 03/01/2026	4,395	4,530
5.00%, 03/01/2027	2,955	3,148
5.00%, 03/01/2028	3,350	3,542
5.00%, 03/01/2033	1,000	1,071
Liberty Public School District No 53
5.00%, 03/01/2039	1,375	1,524
5.00%, 03/01/2040	2,290	2,520
Missouri Housing Development Commission
3.25%, 05/01/2051	2,915	2,828
4.00%, 05/01/2050	215	213
North Kansas City School District No 74
5.25%, 03/01/2039	8,000	9,149
5.25%, 03/01/2040	7,450	8,471
Springfield School District No R-12
5.00%, 03/01/2040	8,635	9,549
St Charles County School District No R-IV Wentzville
1.88%, 03/01/2039	12,110	8,563
St Louis County Industrial Development Authority
5.13%, 09/01/2048	590	504

5.50%, 09/01/2033	1,000	1,000
Washington Industrial Development Authority
2.50%, 11/01/2029	145	133
Wright City R-II School District
6.00%, 03/01/2037	575	697
6.00%, 03/01/2040	1,100	1,311

Total Missouri		110,796

Montana – 0.10%
City of Forsyth MT
3.88%, 07/01/2028	4,500	4,515
County of Gallatin MT
4.00%, 10/15/2032(3)	1,770	1,627
4.00%, 10/15/2036(3)	2,965	2,579
4.00%, 10/15/2041(3)	1,800	1,456
4.00%, 10/15/2046(3)	1,160	896
4.00%, 10/15/2051(3)	950	703
Montana Board of Housing
4.00%, 12/01/2047	100	99
4.00%, 06/01/2050	120	119

Total Montana		11,994

Nebraska – 0.48%
Ashland-Greenwood Public Schools
4.00%, 12/15/2037	1,340	1,358
4.00%, 12/15/2039	1,000	999
Central Plains Energy Project
4.00%, 12/01/2049(1)	32,905	32,914
City of Lincoln NE Electric System Revenue
5.00%, 09/01/2027	1,710	1,838
Douglas County Hospital Authority No 2
4.00%, 11/15/2036	425	429
Hershey Public Schools
4.00%, 12/15/2026	400	413
4.00%, 12/15/2028	640	660
Nebraska Investment Finance Authority
3.00%, 09/01/2045	1,770	1,703
3.50%, 09/01/2050	720	705
3.75%, 09/01/2049	660	649
4.00%, 09/01/2049	570	561
Nebraska Public Power District
5.00%, 01/01/2024	2,455	2,476
Omaha Airport Authority
5.00%, 12/15/2031	230	244
5.00%, 12/15/2031	285	297
Omaha Public Power District
5.00%, 02/01/2033	1,075	1,257
5.00%, 02/01/2042	5,400	5,716
Omaha Public Power District Nebraska City Station Unit 2
5.25%, 02/01/2042	4,250	4,320

Total Nebraska		56,539

Nevada – 1.12%
Carson City NV
5.00%, 09/01/2026	550	570
City of Henderson NV
4.00%, 06/01/2035	900	942
4.00%, 06/01/2036	925	958
5.00%, 06/01/2037	3,230	3,593
City of Las Vegas NV Special Improvement District No 816
2.75%, 06/01/2036	420	322
City of North Las Vegas NV
4.00%, 06/01/2036	1,240	1,260
6.00%, 06/01/2052(3)	1,300	1,308
Clark County School District
4.00%, 06/15/2034	5,000	5,097
5.00%, 06/15/2024	4,500	4,573
5.00%, 06/15/2025	25	26
5.00%, 06/15/2025	3,780	3,909
5.00%, 06/15/2025	6,060	6,265
5.00%, 06/15/2029	4,080	4,459
5.00%, 06/15/2033	410	464
5.00%, 06/15/2034	1,555	1,701
5.00%, 06/15/2034	2,350	2,568
5.00%, 06/15/2037	1,000	1,114
County of Clark Department of Aviation
5.00%, 07/01/2024	3,320	3,364
5.00%, 07/01/2028	630	640
5.00%, 07/01/2030	730	742
5.00%, 07/01/2035	7,000	7,971
5.00%, 07/01/2036	2,250	2,544
County of Clark NV
4.00%, 07/01/2039	4,500	4,505
5.00%, 11/01/2028	3,000	3,187
5.00%, 06/01/2032	3,000	3,278
5.00%, 12/01/2032	5,385	5,928

5.00%, 06/01/2035	2,070	2,244
County of Clark NV Passenger Facility Charge Revenue
5.00%, 07/01/2025	2,220	2,274
Henderson Local Improvement Districts
2.00%, 09/01/2024	120	116
3.00%, 09/01/2036	175	135
Las Vegas Valley Water District
4.00%, 06/01/2028	1,000	1,018
5.00%, 06/01/2039	2,815	2,865
5.00%, 06/01/2039	41,100	44,575
5.00%, 06/01/2046	1,500	1,546
Nevada Housing Division
4.00%, 10/01/2049	350	347
5.00%, 12/01/2025(1)	2,775	2,812
Tahoe-Douglas Visitors Authority
4.00%, 07/01/2025	500	495
4.00%, 07/01/2026	1,540	1,520

Total Nevada		131,235

New Hampshire – 0.35%
New Hampshire Business Finance Authority
4.00%, 10/20/2036	3,993	3,782
4.00%, 08/15/2039	1,100	1,045
4.13%, 01/20/2034	2,559	2,496
4.38%, 09/20/2036	2,716	2,660
4.39% (SIFMA Municipal Swap Index Yield + 0.38%), 10/01/2033(2)	7,520	7,370
5.00%, 01/01/2024	720	724
5.00%, 08/15/2029	750	814
New Hampshire Health & Education Facilities Authority Act
4.00%, 10/01/2038	115	103
5.00%, 07/01/2023	500	500
5.00%, 08/01/2027	1,575	1,662
5.00%, 10/01/2028	1,580	1,637
5.00%, 07/01/2030	390	424
5.00%, 07/01/2030	5,325	5,986
5.00%, 08/01/2030	305	325
5.00%, 10/01/2032	2,825	2,896
5.00%, 07/01/2035	5,000	5,129
5.00%, 10/01/2038	425	426
5.00%, 07/01/2044	3,040	2,912

Total New Hampshire		40,891

New Jersey – 3.78%
Atlantic County Improvement Authority
4.00%, 07/01/2037	460	455
Camden County Improvement Authority
5.00%, 01/15/2028	500	536
5.00%, 01/15/2029	1,000	1,072
5.00%, 01/15/2033	500	536
6.00%, 06/15/2042	265	284
Cherry Hill Township School District
4.00%, 08/01/2038	11,000	11,224
Clearview Regional High School District
4.00%, 08/01/2040	3,640	3,662
County of Essex NJ
2.00%, 08/15/2031	3,265	2,901
County of Hudson NJ
3.00%, 11/15/2025	4,000	3,974
County of Mercer NJ
2.00%, 02/15/2032	1,180	1,041
2.38%, 02/15/2030	2,020	1,898
County of Union NJ
3.00%, 03/01/2026	3,000	3,001
Garden State Preservation Trust
5.75%, 11/01/2028	2,000	2,172
Gloucester County Improvement Authority
4.00%, 07/01/2039	750	743
5.00%, 07/01/2037	1,130	1,235
Hudson County Improvement Authority
4.00%, 01/01/2036	1,125	1,151
4.00%, 01/01/2037	855	869
5.00%, 10/01/2026	1,500	1,598
5.00%, 10/01/2027	1,000	1,089
New Jersey Economic Development Authority
2.20%, 10/01/2039(1)	1,400	1,217
3.13%, 07/01/2029	445	425
3.75%, 11/01/2034	2,480	2,466
4.00%, 06/15/2035	500	511
4.00%, 06/15/2037	600	602
4.00%, 06/15/2038	600	596
4.00%, 11/01/2039	1,000	985
4.00%, 06/15/2040	1,000	979
5.00%, 03/01/2025	23,185	23,761
5.00%, 06/15/2025	5,190	5,343
5.00%, 03/01/2026	10,150	10,557

5.00%, 06/01/2026	900	940
5.00%, 06/15/2026	470	488
5.00%, 06/15/2027	1,675	1,729
5.00%, 06/15/2029	1,000	1,100
5.00%, 06/15/2030	455	462
5.00%, 06/15/2030	4,000	4,341
5.00%, 11/01/2030	1,315	1,451
5.00%, 11/01/2031	2,200	2,415
5.00%, 06/15/2032	370	376
5.00%, 06/15/2033	1,300	1,412
5.00%, 06/15/2033	5,000	5,473
5.00%, 07/01/2033	2,000	2,107
5.00%, 11/01/2033	1,500	1,703
5.00%, 06/15/2034	1,000	1,094
5.00%, 06/15/2035	1,595	1,705
5.00%, 11/01/2035	1,415	1,576
5.00%, 10/01/2039(3)	355	257
5.00%, 01/01/2040(3)	540	388
5.00%, 06/15/2040	1,910	1,938
5.25%, 09/01/2025(3)	1,605	1,664
5.25%, 09/01/2026(3)	30,000	31,703
5.25%, 06/15/2036	1,945	2,117
5.50%, 06/15/2030	2,000	2,176
5.63%, 11/15/2030	750	762
New Jersey Educational Facilities Authority
4.00%, 07/01/2034	3,375	3,430
5.00%, 07/01/2023	3,390	3,390
5.00%, 07/01/2032	4,920	5,076
New Jersey Health Care Facilities Financing Authority
4.00%, 07/01/2038	1,640	1,488
4.00%, 07/01/2038	2,850	2,868
4.00%, 07/01/2039	1,705	1,533
5.00%, 07/01/2023	140	140
5.00%, 07/01/2025	120	124
5.00%, 07/01/2026	40	42
5.00%, 07/01/2028	155	164
5.00%, 07/01/2035	1,415	1,506
5.00%, 07/01/2036	1,490	1,570
5.00%, 07/01/2037	1,565	1,631
5.00%, 07/01/2041	815	815
5.00%, 07/01/2042(1)	2,755	2,837
5.00%, 07/01/2043(1)	2,250	2,285
5.00%, 07/01/2045(1)	3,705	3,858
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2023	300	301
5.00%, 12/01/2023	460	463
5.00%, 12/01/2024	745	761
5.00%, 12/01/2024	1,000	1,015
5.00%, 12/01/2025	490	508
5.00%, 12/01/2025	535	549
5.00%, 12/01/2025	1,000	1,027
5.00%, 12/01/2025	2,600	2,670
5.00%, 12/01/2026	1,330	1,377
5.00%, 12/01/2026	1,550	1,605
5.00%, 12/01/2027	1,455	1,524
5.00%, 12/01/2027	1,470	1,540
5.00%, 12/01/2027	2,965	3,106
5.00%, 12/01/2030	4,805	5,176
New Jersey Housing & Mortgage Finance Agency
3.50%, 07/01/2025(1)	5,000	4,970
3.55%, 04/01/2027	1,690	1,643
3.65%, 04/01/2028	1,215	1,174
New Jersey Infrastructure Bank
5.00%, 09/01/2025	1,665	1,737
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026	2,600	2,300
0.00%, 12/15/2026	3,000	2,656
0.00%, 12/15/2027	3,260	2,790
0.00%, 12/15/2028	1,020	840
0.00%, 12/15/2030	1,000	762
0.00%, 12/15/2030	2,000	1,517
0.00%, 12/15/2031	1,985	1,452
0.00%, 12/15/2031	4,275	3,111
4.00%, 06/15/2034	1,920	1,983
4.00%, 06/15/2037	2,000	2,005
4.00%, 06/15/2039	2,250	2,217
4.00%, 06/15/2039	2,800	2,759
4.00%, 06/15/2040	1,820	1,781
4.00%, 06/15/2040	4,250	4,159
4.00%, 06/15/2040	6,550	6,410
4.00%, 06/15/2050	4,030	3,799
5.00%, 12/15/2023	2,720	2,738
5.00%, 06/15/2024	2,500	2,500

5.00%, 12/15/2024	1,335	1,364
5.00%, 06/15/2025	450	450
5.00%, 12/15/2025	1,255	1,301
5.00%, 12/15/2026	2,000	2,110
5.00%, 06/15/2027	505	528
5.00%, 12/15/2028	5,510	6,018
5.00%, 06/15/2029	1,200	1,256
5.00%, 12/15/2029	820	909
5.00%, 06/15/2030	4,850	5,072
5.00%, 06/15/2031	2,420	2,527
5.00%, 06/15/2032	235	241
5.00%, 06/15/2032	1,910	2,171
5.00%, 06/15/2032	2,725	2,956
5.00%, 06/15/2032	7,440	8,357
5.00%, 12/15/2032	1,940	2,103
5.00%, 06/15/2033	6,385	7,228
5.00%, 12/15/2033	595	650
5.00%, 12/15/2033	2,200	2,376
5.00%, 06/15/2034	1,500	1,696
5.00%, 06/15/2034	4,040	4,544
5.00%, 12/15/2034	1,130	1,217
5.00%, 06/15/2035	1,280	1,426
5.00%, 12/15/2036	1,915	2,028
5.00%, 06/15/2037	1,470	1,609
5.00%, 06/15/2037	1,780	1,917
5.00%, 06/15/2037	2,980	3,249
5.00%, 06/15/2038	5,000	5,447
5.00%, 06/15/2040	2,040	2,173
5.00%, 06/15/2050	905	954
5.25%, 12/15/2023	3,940	3,970
5.25%, 06/15/2036	2,000	2,255
5.25%, 06/15/2039	5,000	5,518
5.25%, 06/15/2041	5,000	5,502
5.50%, 12/15/2023	190	192
New Jersey Turnpike Authority
5.00%, 01/01/2028	1,540	1,624
5.00%, 01/01/2033	5,000	5,129
5.00%, 01/01/2034	1,000	1,015
5.00%, 01/01/2034	1,175	1,204
5.00%, 01/01/2042	10,950	12,148
Newark Board of Education
4.00%, 07/15/2037	2,075	2,053
5.00%, 07/15/2031	1,300	1,466
5.00%, 07/15/2033	1,600	1,799
Salem County Improvement Authority
4.00%, 08/15/2042	400	391
Sayreville School District
4.00%, 01/15/2036	5,530	5,736
4.00%, 01/15/2038	3,700	3,760
State of New Jersey
2.00%, 06/01/2036	1,770	1,371
4.00%, 06/01/2030	4,560	4,842
4.00%, 06/01/2031	3,845	4,108
4.00%, 06/01/2032	470	504
5.00%, 06/01/2025	2,635	2,728
5.00%, 06/01/2026	3,420	3,606
5.00%, 06/01/2027	7,000	7,527
5.00%, 06/01/2029	13,235	14,781
5.00%, 06/01/2039	3,902	4,257
5.00%, 06/01/2040	2,220	2,407
Tender Option Bond Trust Receipts/Certificates
4.31%, 12/15/2028(1)(3)	1,035	1,035
Tobacco Settlement Financing Corp.
5.00%, 06/01/2046	1,590	1,596

Total New Jersey		442,343

New Mexico – 0.31%
Albuquerque Bernalillo County Water Utility Authority
5.00%, 07/01/2027	2,400	2,541
5.00%, 07/01/2028	1,700	1,799
Albuquerque Municipal School District No 12
5.00%, 08/01/2025	800	829
Farmington Municipal School District No 5
5.00%, 09/01/2024	490	500
New Mexico Educational Assistance Foundation
5.00%, 09/01/2024	4,750	4,816
5.00%, 09/01/2026	1,530	1,588
5.00%, 09/01/2027	2,130	2,241
5.00%, 09/01/2029	1,000	1,076
New Mexico Hospital Equipment Loan Council
5.00%, 08/01/2049(1)	2,360	2,430
New Mexico Mortgage Finance Authority
3.75%, 01/01/2050	480	473
New Mexico Municipal Energy Acquisition Authority

5.00%, 11/01/2039(1)	17,250	17,618

Total New Mexico		35,911

New York – 10.96%
Broome County Local Development Corp.
4.00%, 04/01/2034	1,000	1,022
Buffalo Sewer Authority
4.00%, 06/15/2036	265	270
Build NYC Resource Corp.
5.00%, 08/01/2023	515	516
City of Long Beach NY
5.00%, 09/01/2028	2,000	2,118
5.00%, 09/01/2029	2,800	3,013
City of New York NY
3.00%, 08/01/2036	2,500	2,327
4.00%, 10/01/2035	905	939
4.00%, 08/01/2037	2,500	2,555
4.00%, 08/01/2038	3,500	3,552
4.00%, 03/01/2040	5,870	5,889
4.00%, 08/01/2040	3,305	3,317
4.00%, 03/01/2042	530	528
5.00%, 08/01/2025	1,600	1,661
5.00%, 08/01/2026	2,575	2,733
5.00%, 08/01/2027	400	411
5.00%, 08/01/2027	2,975	3,086
5.00%, 08/01/2027	5,510	5,961
5.00%, 08/01/2028	400	419
5.00%, 08/01/2028	700	740
5.00%, 08/01/2028	3,975	4,122
5.00%, 08/01/2029	1,305	1,424
5.00%, 08/01/2031	1,000	1,089
5.00%, 08/01/2032	1,745	1,884
5.00%, 11/01/2032	2,200	2,514
5.00%, 08/01/2033	1,000	1,171
5.00%, 01/01/2034	1,575	1,739
5.00%, 06/01/2034	2,685	2,768
5.00%, 08/01/2034	1,690	1,914
5.00%, 05/01/2035	585	675
5.00%, 06/01/2035	13,455	13,839
5.00%, 08/01/2037	1,500	1,718
5.00%, 03/01/2038	2,250	2,469
5.00%, 09/01/2038	2,200	2,479
5.00%, 08/01/2047	6,100	6,652
5.00%, 03/01/2050	575	621
5.25%, 09/01/2040	19,695	22,462
5.25%, 10/01/2040	2,275	2,597
5.25%, 09/01/2041	10,355	11,769
5.25%, 10/01/2047	2,750	3,091
City of Yonkers NY
5.00%, 09/01/2025	1,015	1,054
County of Erie NY
5.00%, 06/01/2025	1,000	1,037
County of Nassau NY
5.00%, 10/01/2024	3,000	3,071
County of Suffolk NY
4.00%, 02/01/2028	1,865	1,965
5.00%, 06/15/2024	665	676
5.00%, 06/15/2025	710	736
5.00%, 10/01/2025	810	844
5.00%, 10/01/2026	415	442
5.00%, 10/01/2028	680	756
5.00%, 06/15/2029	985	1,110
Erie County Fiscal Stability Authority
5.00%, 09/01/2033	525	568
Genesee County Funding Corp.
5.00%, 12/01/2031	375	400
5.00%, 12/01/2032	460	487
5.00%, 12/01/2033	750	792
5.00%, 12/01/2034	700	736
5.00%, 12/01/2035	540	563
Hempstead Town Local Development Corp.
4.00%, 07/01/2039	575	565
5.53%, 02/01/2040	3,500	3,371
5.89%, 02/01/2032	1,250	1,266
6.24%, 02/01/2047	1,000	1,019
6.47%, 02/01/2033	1,000	1,040
Hudson Yards Infrastructure Corp.
4.00%, 02/15/2038	8,720	8,836
4.00%, 02/15/2039	1,450	1,461
4.00%, 02/15/2044	18,870	18,617
4.00%, 02/15/2047	2,230	2,179
5.00%, 02/15/2032	2,325	2,490
5.00%, 02/15/2035	1,700	1,812
5.00%, 02/15/2037	1,335	1,413

Long Island Power Authority
0.00%, 12/01/2029	14,875	14,766
0.85%, 09/01/2050(1)	16,125	15,109
1.00%, 09/01/2025	9,250	8,608
1.50%, 09/01/2051(1)	4,310	3,992
1.65%, 09/01/2049(1)	4,395	4,288
5.00%, 09/01/2023	550	551
5.00%, 09/01/2024	565	578
5.00%, 09/01/2025	1,000	1,043
5.00%, 09/01/2026	2,000	2,132
5.00%, 09/01/2027	6,500	7,079
5.00%, 09/01/2033	600	711
5.00%, 09/01/2034	650	767
5.00%, 09/01/2037	1,000	1,070
5.00%, 09/01/2039	1,000	1,016
5.00%, 09/01/2052(1)	6,450	6,835
Metropolitan Transportation Authority
0.00%, 11/15/2033	1,600	1,053
4.00%, 11/15/2039	540	542
4.00%, 11/15/2045	5,560	5,248
4.00%, 11/15/2046	2,545	2,393
5.00%, 11/15/2024	1,500	1,538
5.00%, 11/15/2024	1,885	1,896
5.00%, 11/15/2025	1,155	1,190
5.00%, 11/15/2026	1,600	1,669
5.00%, 11/15/2026	2,350	2,451
5.00%, 11/15/2028	2,970	3,173
5.00%, 11/15/2028	4,000	4,280
5.00%, 11/15/2029	745	761
5.00%, 11/15/2029	2,220	2,285
5.00%, 11/15/2030	730	775
5.00%, 11/15/2031	1,055	1,093
5.00%, 11/15/2033	1,025	1,050
5.00%, 11/15/2033	1,715	1,821
5.00%, 11/15/2033	3,645	3,870
5.00%, 11/15/2034	275	320
5.00%, 11/15/2034	7,500	7,941
5.00%, 11/15/2035	1,750	1,787
5.00%, 11/15/2036	820	865
5.00%, 11/15/2037	1,500	1,546
5.00%, 11/15/2039	2,000	2,010
5.00%, 11/15/2048(1)	1,410	1,425
5.25%, 11/15/2036	5,000	5,315
Monroe County Industrial Development Corp.
5.00%, 07/01/2025	885	919
5.00%, 12/01/2032	1,000	1,050
5.00%, 12/01/2033	1,000	1,048
5.00%, 12/01/2034	1,100	1,149
5.00%, 01/01/2050	490	390
MTA Hudson Rail Yards Trust Obligations
5.00%, 11/15/2051	1,500	1,500
5.00%, 11/15/2056	4,380	4,383
New York City Educational Construction Fund
5.00%, 04/01/2052	3,070	3,269
New York City Health & Hospitals Corp.
4.00%, 02/15/2025	1,060	1,075
New York City Housing Development Corp.
0.60%, 05/01/2061(1)	2,775	2,568
0.70%, 11/01/2060(1)	7,205	6,726
0.70%, 11/01/2060(1)	20,320	18,906
0.90%, 11/01/2060(1)	24,505	22,450
1.13%, 05/01/2060(1)	7,500	7,210
3.40%, 11/01/2062(1)	7,060	6,956
5.00%, 05/01/2026	110	115
5.00%, 05/01/2027	600	638
5.00%, 11/01/2027	855	918
5.00%, 05/01/2028	875	947
5.00%, 11/01/2028	600	654
5.00%, 05/01/2029	300	329
5.00%, 11/01/2029	875	964
5.00%, 11/01/2030	500	557
New York City Industrial Development Agency
5.00%, 01/01/2024	2,250	2,268
5.00%, 01/01/2031	1,250	1,405
New York City Municipal Water Finance Authority
3.65%, 06/15/2048(1)	2,850	2,850
3.65%, 06/15/2049	2,800	2,800
4.00%, 06/15/2039	1,500	1,515
4.00%, 06/15/2039	9,020	9,117
4.00%, 06/15/2040	5,200	5,218
5.00%, 06/15/2029	1,100	1,198
5.00%, 06/15/2031	6,075	6,279
5.00%, 06/15/2032	1,000	1,159

5.00%, 06/15/2034	6,000	7,089
5.00%, 06/15/2035	9,025	9,385
5.00%, 06/15/2036	5,000	5,194
5.00%, 06/15/2037	6,000	6,173
5.00%, 06/15/2038	2,375	2,593
5.00%, 06/15/2039	2,000	2,056
5.00%, 06/15/2039	8,320	8,555
5.00%, 06/15/2040	1,130	1,232
5.00%, 06/15/2040	2,115	2,292
5.00%, 06/15/2040	5,000	5,326
5.00%, 06/15/2049	3,375	3,577
New York City Transitional Finance Authority Building Aid Revenue
4.00%, 07/15/2040	1,060	1,062
5.00%, 07/15/2025	1,695	1,759
5.00%, 07/15/2026	1,995	2,115
5.00%, 07/15/2027	1,940	2,104
5.00%, 07/15/2032	2,000	2,163
5.00%, 07/15/2035	10,000	10,410
5.00%, 07/15/2037	1,905	2,050
5.00%, 07/15/2043	3,240	3,333
New York City Transitional Finance Authority Future Tax Secured Revenue
3.00%, 11/01/2037	9,000	8,046
3.00%, 11/01/2039	1,975	1,709
3.60%, 08/01/2039(1)	1,800	1,800
3.75%, 11/01/2044(1)	2,000	2,000
4.00%, 05/01/2036	2,000	2,076
4.00%, 02/01/2038	9,675	9,882
4.00%, 05/01/2038	26,755	27,255
4.00%, 08/01/2038	500	507
4.00%, 05/01/2039	5,000	5,045
4.00%, 02/01/2043	1,600	1,583
4.00%, 05/01/2043	785	776
5.00%, 11/01/2023	2,165	2,178
5.00%, 11/01/2024	4,215	4,323
5.00%, 11/01/2025	5,355	5,595
5.00%, 11/01/2028	1,500	1,567
5.00%, 11/01/2029	2,000	2,067
5.00%, 11/01/2029	7,000	7,098
5.00%, 02/01/2030	4,480	4,682
5.00%, 11/01/2030	8,000	8,112
5.00%, 05/01/2033	2,535	2,773
5.00%, 08/01/2034	700	766
5.00%, 11/01/2034	2,300	2,678
5.00%, 08/01/2035	1,600	1,742
5.00%, 11/01/2036	350	402
5.00%, 11/01/2037	4,165	4,767
5.00%, 08/01/2038	1,975	2,123
5.00%, 02/01/2039	10,000	11,176
5.00%, 02/01/2040	2,870	3,010
5.00%, 11/01/2040	19,305	21,750
5.00%, 02/01/2041	200	204
5.00%, 02/01/2041	5,000	5,542
5.00%, 05/01/2042	4,250	4,464
5.25%, 11/01/2037	3,750	4,369
5.25%, 11/01/2037	7,000	8,156
5.50%, 11/01/2045	10,900	12,488
New York Convention Center Development Corp.
5.00%, 11/15/2033	3,000	3,100
5.00%, 11/15/2040	1,085	1,111
New York Liberty Development Corp.
2.75%, 11/15/2041	14,370	11,328
4.00%, 02/15/2043	3,550	3,488
4.00%, 02/15/2043	4,250	4,173
5.00%, 11/15/2044(3)	3,720	3,657
New York Power Authority
4.00%, 11/15/2038	3,500	3,581
New York State Bridge Authority
5.00%, 01/01/2035	565	640
5.00%, 01/01/2036	475	533
5.00%, 01/01/2037	535	592
New York State Dormitory Authority
3.00%, 03/15/2041	3,860	3,265
4.00%, 03/15/2037	3,030	3,097
4.00%, 03/15/2038	7,685	7,783
4.00%, 03/15/2039	1,200	1,208
4.00%, 03/15/2042	20,445	20,292
4.00%, 03/15/2043	4,000	3,962
4.00%, 03/15/2045	1,150	1,130
5.00%, 07/01/2023	5	5
5.00%, 07/01/2023	5	5
5.00%, 07/01/2023	240	240
5.00%, 07/01/2023	1,000	1,000
5.00%, 03/15/2024	3,700	3,750

5.00%, 05/01/2024	4,870	4,932
5.00%, 07/01/2024	5	5
5.00%, 07/01/2024	10	10
5.00%, 07/01/2024	335	341
5.00%, 03/15/2025	500	517
5.00%, 07/01/2025	5	5
5.00%, 07/01/2025	5	5
5.00%, 07/01/2025	250	259
5.00%, 03/15/2027	2,500	2,585
5.00%, 07/01/2027	200	207
5.00%, 07/01/2028	110	115
5.00%, 10/01/2029	1,430	1,550
5.00%, 07/01/2030	150	159
5.00%, 10/01/2030	1,910	2,068
5.00%, 03/15/2032	3,000	3,344
5.00%, 03/15/2033	2,335	2,731
5.00%, 07/01/2034	410	437
5.00%, 10/01/2034	3,745	4,082
5.00%, 03/15/2035	1,500	1,537
5.00%, 03/15/2036	3,500	4,015
5.00%, 03/15/2036	5,000	5,660
5.00%, 07/01/2036	735	770
5.00%, 07/15/2037	700	724
5.00%, 02/15/2039	2,995	3,171
5.00%, 10/01/2040	1,000	1,100
5.00%, 03/15/2041	1,065	1,180
5.00%, 03/15/2041	1,335	1,431
5.00%, 10/01/2041	1,950	2,135
5.00%, 05/01/2048(1)	1,040	1,071
5.00%, 05/01/2048(1)	5,695	5,719
5.25%, 03/15/2033	6,000	6,250
5.25%, 03/15/2038	1,930	2,109
New York State Housing Finance Agency
0.55%, 11/01/2024	4,015	3,850
0.65%, 11/01/2056(1)	7,645	7,031
0.75%, 05/01/2025	10,450	9,751
0.75%, 11/01/2025	960	878
0.75%, 11/01/2025	2,785	2,570
0.75%, 11/01/2025	4,545	4,180
1.00%, 11/01/2061(1)	1,815	1,650
1.10%, 11/01/2061(1)	13,130	11,632
2.50%, 11/01/2060(1)	9,700	9,247
3.80%, 11/01/2062	7,355	7,363
New York State Thruway Authority
4.00%, 01/01/2039	4,470	4,501
4.00%, 01/01/2040	5,000	5,005
4.00%, 03/15/2043	9,000	8,890
5.00%, 01/01/2032	775	794
5.00%, 01/01/2033	6,000	6,046
5.00%, 03/15/2034	2,750	3,228
5.00%, 03/15/2038	10,260	11,619
New York State Urban Development Corp.
3.00%, 03/15/2048	1,000	778
4.00%, 03/15/2038	800	810
4.00%, 03/15/2038	8,675	8,823
4.00%, 03/15/2039	9,995	10,088
4.00%, 03/15/2042	1,500	1,491
4.00%, 03/15/2045	790	778
5.00%, 03/15/2024	400	405
5.00%, 03/15/2035	2,800	2,829
5.00%, 03/15/2035	3,000	3,404
5.00%, 03/15/2036	2,090	2,354
5.00%, 03/15/2037	8,135	8,939
5.00%, 03/15/2038	1,275	1,373
New York Transportation Development Corp.
4.00%, 10/01/2030	3,860	3,848
4.00%, 12/01/2039	450	438
4.00%, 12/01/2040	500	484
4.00%, 12/01/2041	450	433
4.00%, 12/01/2042	500	477
5.00%, 12/01/2028	400	423
5.00%, 12/01/2028	1,300	1,404
5.00%, 12/01/2029	300	328
5.00%, 12/01/2030	250	276
5.00%, 01/01/2031	1,015	1,054
5.00%, 12/01/2031	300	331
5.00%, 12/01/2032	1,775	1,953
5.00%, 12/01/2032	2,355	2,566
5.00%, 01/01/2033	5,500	5,706
5.00%, 12/01/2033	700	748
5.00%, 12/01/2033	985	1,082
5.00%, 12/01/2033	3,650	3,956
5.00%, 12/01/2034	500	546

5.00%, 12/01/2034	3,990	4,298
5.00%, 12/01/2035	500	542
5.00%, 12/01/2035	800	846
5.00%, 12/01/2035	2,335	2,499
5.00%, 12/01/2036	550	591
5.00%, 12/01/2036	1,360	1,442
5.00%, 12/01/2037	600	641
5.00%, 12/01/2037	3,625	3,812
5.00%, 12/01/2038	500	533
5.00%, 12/01/2038	2,420	2,537
5.00%, 07/01/2041	2,300	2,299
5.00%, 07/01/2046	41,870	41,369
Niagara Area Development Corp.
5.00%, 07/01/2052	1,000	756
Oneida County Local Development Corp.
5.00%, 12/01/2025	320	323
5.00%, 12/01/2027	1,425	1,436
5.00%, 12/01/2028	1,000	1,008
5.00%, 12/01/2035	1,160	1,282
Onondaga Civic Development Corp.
5.00%, 12/01/2033	1,000	1,143
Port Authority of New York & New Jersey
3.00%, 12/01/2032	5,000	4,995
4.00%, 11/01/2037	2,000	2,016
5.00%, 09/15/2024	5,115	5,196
5.00%, 09/15/2026	1,000	1,042
5.00%, 10/15/2028	4,000	4,100
5.00%, 09/15/2029	1,500	1,593
5.00%, 10/15/2029	1,000	1,049
5.00%, 07/15/2031	4,000	4,391
5.00%, 12/01/2031	5,000	5,022
5.00%, 09/15/2032	1,500	1,589
5.00%, 10/15/2033	1,200	1,214
5.00%, 10/15/2033	6,000	6,285
5.00%, 11/15/2033	5,660	5,866
5.00%, 12/01/2033	5,070	5,092
5.00%, 08/01/2034	7,415	8,228
5.00%, 10/15/2034	980	992
5.00%, 01/15/2035	150	177
5.00%, 01/15/2036	200	233
5.00%, 10/15/2036	2,300	2,321
5.00%, 01/15/2037	225	258
5.00%, 10/15/2037	4,665	4,702
5.00%, 01/15/2039	360	389
5.00%, 01/15/2039	450	507
5.00%, 01/15/2040	500	560
5.00%, 01/15/2041	475	530
5.00%, 10/15/2041	3,240	3,337
5.00%, 11/15/2041	1,550	1,589
5.00%, 01/15/2042	975	1,082
5.25%, 08/01/2040	2,000	2,189
5.50%, 08/01/2041	11,255	12,543
St Lawrence County Industrial Development Agency
5.00%, 07/01/2032	350	402
5.00%, 07/01/2033	400	457
5.00%, 07/01/2034	350	398
5.00%, 07/01/2035	400	451
5.00%, 07/01/2036	840	938
5.00%, 07/01/2037	880	972
State of New York Mortgage Agency
2.20%, 10/01/2029	1,000	897
3.25%, 10/01/2051	9,000	8,689
5.00%, 10/01/2023	920	922
Suffolk County Economic Development Corp.
5.38%, 11/01/2054(3)	1,210	916
Tender Option Bond Trust Receipts/Certificates
4.31%, 05/01/2030(1)(3)	3,600	3,600
Town of Hempstead NY
4.00%, 06/15/2028	3,665	3,804
Town of Oyster Bay NY
2.00%, 03/01/2033	1,415	1,231
Triborough Bridge & Tunnel Authority
2.00%, 05/15/2045(1)	2,425	2,215
2.00%, 05/15/2045(1)	6,375	5,848
4.00%, 11/15/2033	570	624
4.00%, 11/15/2034	115	124
4.00%, 05/15/2040	1,250	1,247
4.00%, 05/15/2042	2,840	2,811
5.00%, 11/15/2030	4,000	4,641
5.00%, 11/15/2030	14,000	15,939
5.00%, 11/15/2032	8,095	9,634
5.00%, 11/15/2033	6,000	6,875
5.00%, 11/15/2034	430	514

5.00%, 11/15/2034	4,165	4,598
5.00%, 11/15/2035	3,835	4,103
5.00%, 11/15/2038	1,000	1,033
5.00%, 05/15/2039	11,650	13,018
5.00%, 11/15/2039	3,000	3,388
5.00%, 05/15/2041	5,075	5,613
5.00%, 11/15/2042	1,910	2,040
5.00%, 11/15/2042	2,900	3,196
5.00%, 05/15/2051(1)	1,900	1,981
5.00%, 05/15/2051	3,100	3,337
5.25%, 05/15/2041	1,895	2,150
Triborough Bridge & Tunnel Authority Sales Tax Revenue
5.00%, 05/15/2040	340	383
5.00%, 05/15/2041	720	807
Utility Debt Securitization Authority
5.00%, 12/15/2041	5,000	5,382
Westchester County Local Development Corp.
2.88%, 07/01/2026(3)	1,500	1,430

Total New York		1,281,487

North Carolina – 0.78%
Charlotte-Mecklenburg Hospital Authority
3.60%, 01/15/2044	1,775	1,775
3.75%, 01/15/2037(1)	8,000	8,000
5.00%, 01/15/2050(1)	1,500	1,642
City of Charlotte NC
4.00%, 06/01/2038	2,450	2,498
County of New Hanover NC
5.00%, 10/01/2027	100	109
5.00%, 10/01/2034	1,000	1,089
5.00%, 10/01/2047	840	915
Greater Asheville Regional Airport Authority
5.00%, 07/01/2032	1,000	1,111
5.00%, 07/01/2035	1,750	1,917
5.00%, 07/01/2036	1,505	1,633
5.00%, 07/01/2037	1,520	1,645
5.00%, 07/01/2037	1,780	1,914
5.25%, 07/01/2038	1,200	1,315
5.25%, 07/01/2040	500	547
5.25%, 07/01/2041	1,210	1,319
5.25%, 07/01/2042	1,000	1,085
5.25%, 07/01/2042	1,100	1,186
5.25%, 07/01/2043	700	758
5.25%, 07/01/2048	2,565	2,747
North Carolina Capital Facilities Finance Agency
3.80%, 07/01/2034(1)	5,000	5,000
4.00%, 05/01/2024	190	191
5.00%, 05/01/2031	1,000	1,110
North Carolina Housing Finance Agency
3.75%, 07/01/2052	3,600	3,547
6.00%, 07/01/2053	4,645	5,006
North Carolina Medical Care Commission
2.55%, 06/01/2048(1)	3,955	3,853
4.00%, 03/01/2029	140	131
4.00%, 03/01/2030	145	134
4.00%, 03/01/2031	145	133
4.00%, 09/01/2033	180	172
5.00%, 10/01/2024	300	310
5.00%, 03/01/2027	150	149
5.00%, 03/01/2028	155	153
5.00%, 02/01/2051(1)	1,000	1,045
North Carolina Turnpike Authority
5.00%, 02/01/2024	15,390	15,542
5.00%, 01/01/2049	3,325	3,435
Raleigh Durham Airport Authority
5.00%, 05/01/2025	3,000	3,074
State of North Carolina
2.00%, 03/01/2036	2,230	1,781
5.00%, 05/01/2026	4,750	5,023
5.00%, 05/01/2027	7,500	8,110

Total North Carolina		91,104

North Dakota – 0.13%
City of Grand Forks ND
4.00%, 12/01/2037	675	602
4.00%, 12/01/2041	1,830	1,569
4.00%, 12/01/2046	1,425	1,185
5.00%, 12/01/2027	1,110	1,141
5.00%, 12/01/2028	1,500	1,556
5.00%, 12/01/2031	2,650	2,785
North Dakota Housing Finance Agency
3.00%, 07/01/2051	5,740	5,544
3.00%, 01/01/2052	1,410	1,358

Total North Dakota		15,740

Ohio – 1.82%

Akron Bath Copley Joint Township Hospital District
4.00%, 11/15/2037	700	642
4.00%, 11/15/2038	450	407
5.25%, 11/15/2031	530	555
5.25%, 11/15/2032	645	675
5.25%, 11/15/2033	1,770	1,845
5.25%, 11/15/2046	1,255	1,271
American Municipal Power, Inc.
1.00%, 02/15/2048(1)	2,015	1,950
4.00%, 02/15/2036	1,975	1,993
4.00%, 02/15/2038	2,860	2,817
5.00%, 02/15/2035	3,285	3,686
Buckeye Tobacco Settlement Financing Authority
3.00%, 06/01/2048	3,100	2,388
4.00%, 06/01/2038	1,000	990
5.00%, 06/01/2027	1,365	1,432
5.00%, 06/01/2055	17,515	16,402
City of Cleveland OH Airport System Revenue
5.00%, 01/01/2024	2,450	2,469
City of Columbus OH
5.00%, 04/01/2033	1,345	1,511
City of Hamilton OH Electric System Revenue
4.00%, 10/01/2037	1,000	1,015
City of Upper Arlington OH
5.75%, 12/01/2042	500	524
Clermont County Port Authority
5.00%, 12/01/2029	750	781
5.00%, 12/01/2030	850	883
County of Allen OH Hospital Facilities Revenue
5.00%, 12/01/2029	585	654
5.00%, 12/01/2030	585	661
County of Cuyahoga OH
5.00%, 12/01/2026	2,500	2,530
County of Fairfield OH
4.25%, 06/15/2024	1,470	1,460
County of Franklin OH
3.55%, 11/01/2042	16,000	16,000
County of Hamilton OH
5.00%, 09/15/2034	1,050	1,074
County of Montgomery OH
4.00%, 08/01/2038	2,055	2,033
4.00%, 08/01/2039	2,220	2,180
5.00%, 08/01/2025	515	531
County of Scioto OH
5.00%, 02/15/2029	1,200	1,251
Crestview Local School District/Columbiana County
4.00%, 12/01/2043	385	382
Euclid City School District
5.25%, 01/15/2044	3,925	4,045
Forest Hills Local School District
5.00%, 12/01/2044	4,725	4,786
Miami University/Oxford OH
4.00%, 09/01/2036	1,000	1,022
5.00%, 09/01/2030	475	543
5.00%, 09/01/2032	1,000	1,141
5.00%, 09/01/2034	700	735
North Olmsted City School District
5.00%, 10/15/2048	1,450	1,539
Ohio Air Quality Development Authority
2.10%, 12/01/2027(1)	5,000	4,836
2.10%, 07/01/2028(1)	15,500	14,990
2.10%, 10/01/2028(1)	12,000	11,605
2.88%, 02/01/2026	5,400	5,100
3.25%, 09/01/2029	1,000	932
4.00%, 09/01/2030(1)	1,500	1,487
4.25%, 11/01/2039(1)	7,575	7,515
4.50%, 01/15/2048(3)	1,230	1,165
Ohio Higher Educational Facility Commission
3.70%, 01/01/2043(1)	1,500	1,500
4.00%, 07/01/2031	865	865
4.00%, 07/01/2032	900	898
4.00%, 07/01/2035	505	496
5.00%, 05/01/2028	1,535	1,656
5.00%, 01/01/2032	235	254
5.00%, 10/01/2032	1,000	1,089
5.00%, 01/01/2033	285	307
5.00%, 05/01/2033	995	1,097
5.00%, 01/01/2034	360	389
5.00%, 01/15/2034	600	612
5.25%, 01/01/2035	375	410
5.25%, 01/01/2036	500	542
5.25%, 01/01/2037	420	451
Ohio Housing Finance Agency

4.50%, 03/01/2050	160	160
Ohio State University
4.00%, 12/01/2039	7,350	7,394
Ohio Turnpike & Infrastructure Commission
5.00%, 02/15/2039	1,100	1,240
5.00%, 02/15/2051	795	859
Ohio Water Development Authority
5.00%, 06/01/2031	450	525
5.00%, 12/01/2031	600	705
5.00%, 06/01/2032	350	414
5.00%, 12/01/2032	400	476
5.00%, 06/01/2033	350	417
5.00%, 12/01/2033	400	475
5.00%, 06/01/2034	300	356
5.00%, 12/01/2034	425	502
5.00%, 06/01/2035	500	588
5.00%, 12/01/2035	600	702
5.00%, 12/01/2035	1,000	1,146
5.00%, 12/01/2040	435	493
Port of Greater Cincinnati Development Authority
3.75%, 12/01/2031(3)	485	420
State of Ohio
2.75%, 01/01/2052	2,215	2,164
4.00%, 01/15/2037	1,700	1,664
4.00%, 01/15/2038	800	778
4.00%, 01/15/2041	655	628
4.00%, 01/15/2050	450	415
5.00%, 08/01/2024	2,500	2,552
5.00%, 02/01/2028	1,295	1,422
5.00%, 03/01/2028	690	759
5.00%, 03/01/2028	860	946
5.00%, 03/15/2028	1,725	1,899
5.00%, 01/01/2030	1,170	1,275
5.00%, 12/15/2030	1,500	1,732
5.00%, 12/15/2031	1,000	1,151
5.00%, 12/15/2032	1,000	1,151
5.00%, 12/15/2033	1,000	1,149
5.00%, 12/15/2034	1,000	1,137
5.00%, 01/15/2035	1,645	1,758
5.00%, 10/01/2035	1,410	1,508
5.00%, 12/31/2035	1,010	1,020
5.00%, 03/01/2037	1,365	1,539
5.00%, 03/01/2040	3,200	3,582
Tender Option Bond Trust Receipts/Certificates
0.00%, 09/01/2048(3)	10,000	10,000
United Local School District
4.00%, 12/01/2032	320	332
University of Akron
4.00%, 01/01/2027	2,780	2,838
5.00%, 01/01/2037	6,675	6,788
University of Cincinnati
5.00%, 06/01/2028	250	270
5.00%, 06/01/2029	400	433

Total Ohio		212,761

Oklahoma – 0.37%
Canadian County Educational Facilities Authority
4.00%, 09/01/2025	1,500	1,516
5.00%, 09/01/2026	1,725	1,820
5.00%, 09/01/2028	1,120	1,176
Cleveland County Educational Facilities Authority
5.00%, 09/01/2025	300	311
5.00%, 09/01/2026	375	395
Dewey County Educational Facilities Authority
5.00%, 09/01/2030	2,470	2,597
Garvin County Educational Facilities Authority
5.00%, 12/01/2024	515	525
5.00%, 12/01/2025	545	564
5.00%, 12/01/2026	820	863
Grady County School Finance Authority
5.00%, 09/01/2028	375	404
5.00%, 09/01/2030	1,235	1,324
Muskogee Industrial Trust
4.00%, 09/01/2030	2,000	2,002
Oklahoma City Airport Trust
5.00%, 07/01/2025	2,040	2,088
5.00%, 07/01/2026	2,195	2,279
5.00%, 07/01/2030	1,350	1,443
5.00%, 07/01/2032	2,960	3,153
5.00%, 07/01/2035	3,240	3,422
5.00%, 07/01/2043	1,065	1,097
Oklahoma Department of Transportation
5.00%, 09/01/2030	1,015	1,121
Oklahoma Development Finance Authority

5.00%, 08/01/2023	515	515
5.00%, 08/01/2026	75	76
5.00%, 08/01/2030	1,010	1,047
Oklahoma State University
5.00%, 09/01/2031	1,500	1,714
Oklahoma Turnpike Authority
5.00%, 01/01/2025	700	719
5.00%, 01/01/2026	2,500	2,620
5.00%, 01/01/2027	3,000	3,210
5.00%, 01/01/2028	2,905	3,173
Tulsa Airports Improvement Trust
5.00%, 06/01/2031	1,120	1,195
5.00%, 06/01/2033	1,240	1,322

Total Oklahoma		43,691

Oregon – 0.86%
City of Eugene OR Electric Utility System Revenue
4.00%, 08/01/2036	300	314
County of Yamhill OR
4.00%, 12/01/2030	950	984
Hillsboro School District No 1J
4.00%, 06/15/2035	750	778
4.00%, 06/15/2037	2,250	2,291
5.00%, 06/15/2028	1,525	1,644
Medford Hospital Facilities Authority
5.00%, 08/15/2036	1,145	1,235
Oregon State Business Development Commission
2.40%, 12/01/2040	2,500	2,495
Oregon State Facilities Authority
5.00%, 06/01/2030	5,000	5,496
5.00%, 06/01/2046	21,475	21,840
Oregon State Lottery
5.00%, 04/01/2036	2,500	2,657
Port of Portland OR Airport Revenue
5.00%, 07/01/2027	1,000	1,050
5.00%, 07/01/2027	2,000	2,099
5.00%, 07/01/2028	2,000	2,130
5.00%, 07/01/2028	2,190	2,332
5.00%, 07/01/2029	750	821
5.00%, 07/01/2031	1,000	1,047
5.00%, 07/01/2032	1,000	1,010
5.00%, 07/01/2032	12,930	14,405
5.00%, 07/01/2033	3,485	3,521
5.00%, 07/01/2036	2,200	2,413
5.00%, 07/01/2038	1,370	1,479
5.00%, 07/01/2045	2,420	2,515
5.25%, 07/01/2039	7,000	7,723
Salem Hospital Facility Authority
4.00%, 05/15/2041	1,500	1,456
State of Oregon
5.00%, 05/01/2035	2,120	2,175
5.00%, 05/01/2043	3,300	3,717
5.00%, 08/01/2043	1,060	1,194
State of Oregon Department of Transportation
5.25%, 11/15/2047	2,705	3,058
State of Oregon Housing & Community Services Department
3.50%, 01/01/2051	1,095	1,072
4.00%, 07/01/2051	2,725	2,709
Yamhill County Hospital Authority
1.75%, 11/15/2026	1,355	1,270
2.13%, 11/15/2027	1,000	904
2.50%, 11/15/2028	1,000	856

Total Oregon		100,690

Pennsylvania – 3.77%
Allegheny County Airport Authority
4.00%, 01/01/2046	1,000	941
5.00%, 01/01/2033	1,365	1,493
5.00%, 01/01/2056	13,570	14,395
Allegheny County Higher Education Building Authority
4.00%, 03/01/2032	300	311
4.00%, 03/01/2033	300	309
4.00%, 03/01/2035	345	353
4.00%, 03/01/2041	2,615	2,520
Allegheny County Hospital Development Authority
5.00%, 07/15/2025	2,370	2,442
5.00%, 07/15/2034	5,100	5,580
Allegheny County Industrial Development Authority
3.50%, 12/01/2031	915	758
4.00%, 12/01/2041	1,720	1,264
4.25%, 12/01/2050	1,915	1,328
Allentown City School District
5.00%, 02/01/2031	500	551
5.00%, 02/01/2033	470	517
Allentown Neighborhood Improvement Zone Development Authority

5.00%, 05/01/2027(3)	1,000	1,020
6.00%, 05/01/2042(3)	450	462
Bucks County Industrial Development Authority
5.00%, 07/01/2026	475	467
5.00%, 07/01/2027	475	467
5.00%, 07/01/2028	425	417
5.00%, 07/01/2033	640	616
5.00%, 07/01/2034	1,580	1,519
5.00%, 07/01/2035	435	416
5.00%, 07/01/2036	665	633
5.00%, 07/01/2037	1,410	1,332
5.00%, 07/01/2038	1,460	1,370
5.00%, 07/01/2039	1,510	1,408
Capital Region Water Revenue
5.00%, 07/15/2023	1,750	1,751
5.00%, 07/15/2025	1,000	1,035
Capital Region Water Sewer Revenue
5.00%, 07/15/2024	430	437
5.00%, 07/15/2028	350	377
5.00%, 07/15/2042	1,250	1,297
Chester County Industrial Development Authority
5.00%, 10/15/2032(3)	1,415	1,400
Chichester School District
4.00%, 09/15/2028	750	786
4.00%, 09/15/2029	900	948
City of Oil City PA
4.00%, 12/01/2032	185	194
City of Philadelphia PA
5.00%, 08/01/2023	4,000	4,004
5.00%, 07/15/2026	2,475	2,499
5.00%, 08/01/2027	1,500	1,618
5.00%, 08/01/2028	6,000	6,208
5.00%, 02/01/2029	3,175	3,511
5.00%, 08/01/2031	500	576
5.00%, 08/01/2031	8,000	8,582
5.00%, 08/01/2033	2,000	2,156
City of Philadelphia PA Airport Revenue
4.00%, 07/01/2037	2,085	2,062
5.00%, 07/01/2026	1,155	1,217
5.00%, 07/01/2027	1,520	1,633
5.00%, 07/01/2029	230	248
5.00%, 07/01/2030	1,000	1,054
5.00%, 07/01/2031	2,000	2,108
5.00%, 07/01/2032	1,745	1,838
5.00%, 07/01/2033	1,000	1,053
5.00%, 07/01/2047	1,060	1,081
City of Philadelphia PA Water & Wastewater Revenue
5.00%, 11/01/2026	1,165	1,237
5.00%, 11/01/2027	1,540	1,667
5.00%, 11/01/2032	1,000	1,080
City of Reading PA
5.00%, 11/01/2027	2,330	2,505
Coatesville School District
5.00%, 08/01/2025	875	908
Commonwealth Financing Authority
4.00%, 06/01/2039	20,000	19,660
5.00%, 06/01/2027	750	803
5.00%, 06/01/2027	1,500	1,589
5.00%, 06/01/2027	2,165	2,314
5.00%, 06/01/2028	2,555	2,749
5.00%, 06/01/2030	1,750	1,967
Commonwealth of Pennsylvania
4.00%, 02/01/2032	2,380	2,435
4.00%, 04/01/2033	20,000	20,011
5.00%, 01/01/2024	5,800	5,852
5.00%, 01/01/2025	9,000	9,253
5.00%, 01/01/2027	2,095	2,240
5.00%, 10/01/2036	3,215	3,703
County of Lancaster PA
4.00%, 11/01/2030	560	588
County of Lehigh PA
4.00%, 07/01/2039	1,955	1,913
Cumberland County Municipal Authority
4.00%, 01/01/2033	210	212
4.00%, 01/01/2033	545	514
4.00%, 01/01/2033	745	754
Dauphin County General Authority
5.00%, 10/15/2030(3)	2,000	1,944
5.00%, 06/01/2035	1,000	1,035
Deer Creek Drainage Basin Authority
4.00%, 12/01/2033	575	604
4.00%, 12/01/2035	375	389
5.00%, 12/01/2028	275	305

Delaware County Authority
5.00%, 08/01/2030	1,150	1,195
Delaware River Port Authority
5.00%, 01/01/2037	5,300	5,335
Doylestown Hospital Authority
5.00%, 07/01/2046	3,700	3,092
5.00%, 07/01/2049	1,310	1,065
Easton Area School District
5.00%, 04/01/2029	1,000	1,049
5.00%, 04/01/2030	2,805	2,939
Geisinger Authority
5.00%, 04/01/2035	3,000	3,209
5.00%, 02/15/2039	1,500	1,549
General Authority of Southcentral Pennsylvania
5.00%, 06/01/2038	1,970	2,088
5.00%, 06/01/2044	1,085	1,134
Indiana County Industrial Development Authority
5.00%, 05/01/2029	740	796
Lancaster City Parking Authority
4.00%, 09/01/2035	1,100	1,129
Lancaster County Hospital Authority
5.00%, 11/01/2051	2,600	2,669
Lancaster Industrial Development Authority
4.00%, 07/01/2031	165	150
4.00%, 07/01/2037	130	110
Manheim Central School District
4.00%, 05/01/2038	850	861
Monroeville Finance Authority
5.00%, 05/15/2034	640	725
Montgomery County Higher Education & Health Authority
5.00%, 09/01/2023	460	461
5.00%, 10/01/2023	50	50
5.00%, 09/01/2024	410	416
5.00%, 10/01/2028	1,000	1,009
5.00%, 09/01/2032	1,000	1,078
5.00%, 09/01/2033	305	328
5.00%, 10/01/2036	1,320	1,311
5.00%, 10/01/2040	1,595	1,497
North Allegheny School District
4.00%, 05/01/2035	1,000	1,041
4.00%, 05/01/2036	705	728
Northampton County General Purpose Authority
4.66% (1 Month LIBOR USD + 1.04%), 08/15/2048(2)	1,625	1,626
5.00%, 08/15/2036	455	470
Pennsylvania Economic Development Financing Authority
0.40%, 10/01/2023	7,500	7,419
1.75%, 08/01/2038(1)	10,000	9,762
4.00%, 04/15/2037	1,000	998
4.00%, 11/15/2042	7,500	7,256
4.41% (SIFMA Municipal Swap Index Yield + 0.40%), 06/01/2041(2)	3,085	3,031
5.00%, 04/15/2026	2,500	2,610
5.00%, 04/15/2031	2,095	2,328
5.00%, 05/15/2031	7,175	8,060
5.00%, 05/15/2032	700	794
5.00%, 05/15/2032	850	965
5.00%, 05/15/2033	525	602
5.00%, 05/15/2033	550	630
5.00%, 05/15/2034	700	800
5.00%, 05/15/2034	750	857
5.25%, 06/30/2035	2,700	2,989
5.50%, 06/30/2037	5,450	6,054
5.50%, 06/30/2038	5,450	6,022
Pennsylvania Higher Educational Facilities Authority
5.00%, 06/15/2024	3,005	3,054
5.00%, 06/15/2025	1,855	1,917
5.00%, 08/15/2029	1,600	1,725
Pennsylvania Housing Finance Agency
3.00%, 10/01/2051	14,390	13,687
3.00%, 10/01/2052	8,445	8,026
3.50%, 04/01/2051	550	542
5.75%, 10/01/2053	7,115	7,582
Pennsylvania State University
5.00%, 09/01/2041	1,080	1,122
Pennsylvania Turnpike Commission
4.00%, 12/01/2036	905	914
4.00%, 12/01/2037	1,000	1,002
4.00%, 12/01/2038	360	367
4.00%, 12/01/2039	4,000	4,044
4.00%, 12/01/2042	625	616
5.00%, 06/01/2028	2,085	2,188
5.00%, 12/01/2031	350	406
5.00%, 06/01/2032	2,000	2,142
5.00%, 12/01/2032	350	410

5.00%, 12/01/2032	1,295	1,496
5.00%, 06/01/2033	3,155	3,373
5.00%, 12/01/2033	375	433
5.00%, 12/01/2033	5,250	6,083
5.00%, 12/01/2034	300	344
5.00%, 12/01/2034	1,240	1,332
5.00%, 12/01/2034	2,155	2,440
5.00%, 12/01/2035	500	563
5.00%, 12/01/2035	575	649
5.00%, 12/01/2036	500	562
5.00%, 12/01/2037	450	496
5.00%, 12/01/2037	550	614
5.00%, 12/01/2039	1,000	1,108
5.00%, 12/01/2039	2,155	2,198
5.00%, 12/01/2041	2,560	2,647
5.00%, 12/01/2044	10,000	10,169
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
5.00%, 12/01/2038	1,035	1,099
5.25%, 12/01/2044	3,180	3,402
Philadelphia Gas Works Co.
4.00%, 08/01/2036	1,000	1,019
5.00%, 08/01/2024	425	432
5.00%, 08/01/2024	500	509
5.00%, 08/01/2025	450	466
5.00%, 08/01/2027	750	806
5.00%, 08/01/2028	625	683
5.00%, 08/01/2029	1,000	1,111
5.00%, 08/01/2031	1,760	1,981
5.00%, 08/01/2032	1,000	1,122
5.00%, 08/01/2033	1,250	1,401
5.00%, 08/01/2034	1,410	1,577
5.00%, 08/01/2035	1,000	1,111
5.00%, 08/01/2036	1,690	1,858
Pittsburgh School District
3.00%, 09/01/2039	3,290	2,796
Pittsburgh Water & Sewer Authority
4.66% (SIFMA Municipal Swap Index Yield + 0.65%), 09/01/2040(2)	15,000	15,000
5.00%, 09/01/2038	1,000	1,090
Reading School District
5.00%, 03/01/2035	1,100	1,172
5.00%, 03/01/2036	1,250	1,325
School District of Philadelphia
5.00%, 09/01/2026	1,625	1,703
5.00%, 09/01/2029	1,500	1,647
5.00%, 09/01/2030	15	16
5.00%, 09/01/2030	3,985	4,161
5.00%, 09/01/2031	1,000	1,042
5.00%, 09/01/2031	1,200	1,307
5.00%, 09/01/2032	1,200	1,306
5.00%, 09/01/2032	2,200	2,406
5.00%, 09/01/2033	960	1,061
5.00%, 09/01/2033	1,500	1,654
5.00%, 09/01/2043	1,690	1,777
Scranton School District
5.00%, 06/01/2033	530	585
5.00%, 06/01/2035	515	566
South Wayne County Water & Sewer Authority
4.00%, 02/15/2036	600	618
State Public School Building Authority
4.00%, 06/15/2033	685	717
4.00%, 06/15/2034	700	734
5.00%, 06/15/2025	3,000	3,074
5.00%, 06/01/2026	180	185
5.00%, 06/01/2029	665	738
5.00%, 12/01/2032	725	774
5.00%, 12/01/2032	2,335	2,447
5.25%, 09/15/2030	990	1,072
Susquehanna Area Regional Airport Authority
5.00%, 01/01/2038	1,000	1,007
Trinity Area School District
4.00%, 11/01/2043	2,250	2,264
Upper Merion Area School District
5.00%, 01/15/2030	600	630
Waverly Township Municipal Authority
4.00%, 02/15/2029	1,030	1,082
West Shore School District
5.00%, 11/15/2043	1,000	1,042
York County School of Technology Authority
5.00%, 02/15/2028	400	407

Total Pennsylvania		441,313

Puerto Rico – 1.39%
Commonwealth of Puerto Rico
0.00%, 07/01/2024	1,751	1,678

4.00%, 07/01/2033	13,090	12,437
4.00%, 07/01/2035	4,835	4,494
5.25%, 07/01/2023	4,615	4,615
5.38%, 07/01/2025	1,800	1,844
5.63%, 07/01/2027	17,133	18,040
5.63%, 07/01/2029	6,158	6,594
5.75%, 07/01/2031	7,165	7,826
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.00%, 07/01/2028(3)	2,075	2,127
5.00%, 07/01/2033(3)	4,540	4,663
5.00%, 07/01/2035(3)	5,555	5,620
5.00%, 07/01/2037(3)	920	924
5.00%, 07/01/2037(3)	2,430	2,442
5.00%, 07/01/2047(3)	9,025	8,743
Puerto Rico Housing Finance Authority
5.00%, 12/01/2023	4,300	4,326
5.00%, 12/01/2024	9,270	9,464
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth
4.00%, 07/01/2037	240	220
5.00%, 07/01/2030	285	311
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.00%, 07/01/2024	1,659	1,593
0.00%, 07/01/2024	4,596	4,414
0.00%, 07/01/2027	2,061	1,750
0.00%, 07/01/2033	8,101	5,266
4.33%, 07/01/2040	5,787	5,504
4.33%, 07/01/2040	23,095	21,964
4.55%, 07/01/2040	5,850	5,715
4.75%, 07/01/2053	3,974	3,787
5.00%, 07/01/2058	17,365	16,929

Total Puerto Rico		163,290

Rhode Island – 0.40%
Providence Public Building Authority
5.00%, 09/15/2038	2,570	2,728
Providence Redevelopment Agency
5.00%, 04/01/2028	1,200	1,220
Rhode Island Health & Educational Building Corp.
4.00%, 05/15/2034	1,750	1,843
4.00%, 09/15/2042	5,000	4,792
5.00%, 09/01/2031	2,215	2,188
5.00%, 09/01/2036	100	94
5.00%, 05/15/2039	700	702
5.50%, 05/15/2040	1,205	1,356
5.50%, 05/15/2041	1,570	1,759
5.50%, 05/15/2047	4,130	4,580
Rhode Island Housing & Mortgage Finance Corp.
3.00%, 10/01/2051	3,505	3,361
3.50%, 10/01/2050	925	906
4.00%, 10/01/2049	385	382
5.00%, 10/01/2026	395	416
5.00%, 04/01/2027	215	229
5.00%, 10/01/2027	250	268
5.00%, 10/01/2027	520	555
5.00%, 04/01/2028	480	515
5.00%, 10/01/2028	275	300
5.00%, 10/01/2029	285	315
Rhode Island Infrastructure Bank
4.00%, 10/01/2034	2,000	2,116
Rhode Island Student Loan Authority
3.50%, 12/01/2034	245	237
5.00%, 12/01/2024	600	610
5.00%, 12/01/2025	500	514
5.00%, 12/01/2025	1,000	1,027
5.00%, 12/01/2026	750	781
5.00%, 12/01/2026	1,000	1,042
5.00%, 12/01/2027	800	846
5.00%, 12/01/2027	1,000	1,058
5.00%, 12/01/2028	1,150	1,223
5.00%, 12/01/2029	675	732
5.00%, 12/01/2030	1,645	1,800
State of Rhode Island
4.13%, 08/01/2042	5,350	5,411
Tobacco Settlement Financing Corp.
5.00%, 06/01/2024	1,455	1,468

Total Rhode Island		47,374

South Carolina – 0.85%
Aiken County Consolidated School District
4.00%, 04/01/2034	2,415	2,537
County of Richland SC
5.00%, 03/01/2025	2,900	2,993
Greenville Housing Authority
5.00%, 10/01/2026	3,710	3,790
Lexington County Health Services District, Inc.

5.00%, 11/01/2023	300	301
5.00%, 11/01/2024	780	796
Patriots Energy Group Financing Agency
4.00%, 10/01/2048(1)	34,495	34,500
Piedmont Municipal Power Agency
4.00%, 01/01/2034	4,000	4,047
Scago Educational Facilities Corp. for Union School District
5.00%, 12/01/2023	1,060	1,067
South Carolina Jobs-Economic Development Authority
5.00%, 04/01/2031	510	552
South Carolina Ports Authority
5.00%, 07/01/2026	1,940	2,012
5.00%, 07/01/2027	3,120	3,281
5.00%, 07/01/2028	1,100	1,174
South Carolina Public Service Authority
4.00%, 12/01/2036	3,500	3,505
5.00%, 12/01/2031	2,860	3,124
5.00%, 12/01/2032	1,500	1,550
5.00%, 12/01/2032	3,670	3,997
5.00%, 12/01/2035	1,500	1,548
5.00%, 12/01/2041	3,000	3,048
5.25%, 12/01/2038	10,000	11,090
South Carolina State Housing Finance & Development Authority
4.00%, 01/01/2050	605	600
4.00%, 07/01/2050	600	595
South Carolina Transportation Infrastructure Bank
5.00%, 10/01/2025	305	318
5.00%, 10/01/2035	5,325	5,706
Tender Option Bond Trust Receipts/Certificates
0.00%, 08/01/2042(3)	7,500	7,500

Total South Carolina		99,631

South Dakota – 0.12%
County of Lawrence SD
4.00%, 12/01/2036	730	760
4.00%, 12/01/2038	810	819
South Dakota Health & Educational Facilities Authority
5.00%, 09/01/2024	355	360
5.00%, 09/01/2025	880	904
5.00%, 09/01/2026	2,000	2,083
5.00%, 11/01/2029	800	835
5.00%, 11/01/2030	1,000	1,043
5.00%, 07/01/2033(1)	2,630	2,653
South Dakota Housing Development Authority
3.00%, 11/01/2051	1,080	1,041
4.00%, 11/01/2047	3,285	3,262

Total South Dakota		13,760

Tennessee – 1.02%
Greeneville Health & Educational Facilities Board
5.00%, 07/01/2025	1,850	1,850
Health Educational & Housing Facility Board of the City of Memphis
5.00%, 07/01/2027(1)	4,220	4,339
5.00%, 07/01/2027(1)	7,157	7,357
Johnson City Health & Educational Facilities Board
5.00%, 07/01/2025	1,425	1,463
Knox County Health Educational & Housing Facility Board
5.00%, 04/01/2024	1,000	1,009
5.00%, 04/01/2027	1,740	1,811
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
4.00%, 04/01/2026(1)	4,580	4,583
5.00%, 06/01/2044(1)	10,000	10,180
Metropolitan Government of Nashville & Davidson County TN
1.75%, 01/01/2036	6,820	5,152
5.00%, 07/01/2031	1,100	1,142
Metropolitan Government of Nashville & Davidson County TN Electric Revenue
5.00%, 05/15/2042	2,000	2,093
Metropolitan Nashville Airport Authority
5.00%, 07/01/2030	1,950	2,132
5.00%, 07/01/2031	1,920	2,122
5.00%, 07/01/2036	2,050	2,190
5.25%, 07/01/2032	1,150	1,303
5.25%, 07/01/2033	1,000	1,137
5.25%, 07/01/2034	1,250	1,416
5.25%, 07/01/2035	1,375	1,543
5.50%, 07/01/2036	1,125	1,275
5.50%, 07/01/2037	2,400	2,696
5.50%, 07/01/2038	3,225	3,606
5.50%, 07/01/2039	2,300	2,559
5.50%, 07/01/2040	2,000	2,216
Nashville Metropolitan Development & Housing Agency
4.50%, 06/01/2028(3)	485	488
New Memphis Arena Public Building Authority
0.00%, 04/01/2029	625	560
0.00%, 04/01/2030	750	669

0.00%, 04/01/2031	650	579
Tennergy Corp.
5.00%, 02/01/2050(1)	9,320	9,432
Tennessee Energy Acquisition Corp.
4.00%, 11/01/2049(1)	8,955	8,906
Tennessee Housing Development Agency
3.00%, 01/01/2052	1,560	1,497
3.75%, 07/01/2052	2,315	2,281
5.00%, 01/01/2053	3,215	3,313
Tennessee State School Bond Authority
5.00%, 11/01/2040	25,000	26,052

Total Tennessee		118,951

Texas – 9.77%
Alamito Public Facility Corp.
3.50%, 09/01/2025(1)	1,990	1,985
3.50%, 09/01/2025(1)	4,315	4,287
Arlington Higher Education Finance Corp.
4.00%, 08/15/2031	435	454
4.00%, 08/15/2038	4,410	4,406
4.00%, 08/15/2039	4,925	4,883
4.00%, 08/15/2040	5,130	5,047
4.00%, 08/15/2041	5,400	5,274
4.00%, 08/15/2042	3,000	2,907
Arlington Independent School District
4.00%, 02/15/2039	1,500	1,524
Austin Community College District Public Facility Corp.
5.00%, 08/01/2024	430	438
5.00%, 08/01/2028	310	335
5.00%, 08/01/2031	300	325
5.00%, 08/01/2031	580	628
Austin Independent School District
4.00%, 08/01/2032	2,835	3,022
4.00%, 08/01/2033	3,160	3,355
4.00%, 08/01/2034	3,620	3,831
4.00%, 08/01/2035	2,465	2,583
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2023	1,425	1,427
5.00%, 10/01/2025	1,780	1,811
5.00%, 10/01/2026	1,400	1,439
5.00%, 10/01/2028	1,925	2,006
5.00%, 10/01/2030	2,175	2,268
5.00%, 10/01/2033	2,000	2,077
5.00%, 10/01/2034	2,000	2,072
5.00%, 10/01/2036	1,000	1,026
Barbers Hill Independent School District
4.00%, 02/15/2041	1,625	1,634
Baytown Area Water Authority
5.00%, 05/01/2024	1,000	1,013
5.00%, 05/01/2025	1,000	1,029
Birdville Independent School District
5.00%, 02/15/2026	725	762
Boerne Independent School District
3.13%, 02/01/2053	2,270	2,247
Brazosport Independent School District
2.13%, 02/15/2033	1,310	1,123
Capital Area Housing Finance Corp.
0.29%, 08/01/2039(1)	2,015	1,927
Central Texas Regional Mobility Authority
4.00%, 01/01/2033	965	1,003
4.00%, 01/01/2033	1,000	1,032
4.00%, 01/01/2036	500	510
4.00%, 01/01/2037	620	627
5.00%, 01/01/2024	175	176
5.00%, 01/01/2025	225	230
5.00%, 01/01/2025	3,795	3,846
5.00%, 01/01/2028	300	309
5.00%, 01/01/2029	750	809
5.00%, 01/01/2031	500	551
5.00%, 01/01/2031	600	662
5.00%, 01/01/2032	500	551
5.00%, 01/01/2034	1,475	1,529
Central Texas Turnpike System
5.00%, 08/15/2039	1,560	1,673
City of Amarillo TX Waterworks & Sewer System Revenue
4.00%, 04/01/2039	1,310	1,311
4.00%, 04/01/2040	1,450	1,436
City of Arlington TX
5.00%, 08/15/2031	265	282
5.00%, 08/15/2033	290	307
5.00%, 08/15/2035	320	336
City of Arlington TX Special Tax Revenue
4.00%, 02/15/2044	1,000	974
City of Austin TX

5.00%, 09/01/2023	2,160	2,166
5.00%, 09/01/2037	2,900	3,307
City of Austin TX Airport System Revenue
5.00%, 11/15/2026	1,140	1,191
5.00%, 11/15/2028	1,000	1,012
City of Austin TX Electric Utility Revenue
5.00%, 11/15/2040	15,550	17,494
City of Austin TX Water & Wastewater System Revenue
5.00%, 11/15/2032	750	889
5.00%, 11/15/2034	500	588
5.00%, 11/15/2039	1,575	1,772
5.00%, 11/15/2040	2,820	3,146
5.00%, 11/15/2041	2,500	2,773
City of Bryan TX
2.25%, 08/15/2035	2,465	2,052
City of College Station TX
2.13%, 02/15/2040	2,000	1,436
2.25%, 02/15/2041	1,000	720
City of Crandall TX
3.38%, 09/15/2026(3)	50	46
4.00%, 09/15/2031(3)	100	92
City of Dallas TX
5.00%, 02/15/2024	1,055	1,067
5.00%, 02/15/2027	8,125	8,697
City of Dallas TX Hotel Occupancy Tax Revenue
4.00%, 08/15/2029	1,110	1,127
4.00%, 08/15/2030	1,040	1,055
4.00%, 08/15/2032	1,000	1,011
City of Dallas TX Waterworks & Sewer System Revenue
4.00%, 10/01/2032	3,210	3,377
5.00%, 10/01/2031	800	844
City of El Paso TX
5.00%, 08/15/2025	2,245	2,329
City of El Paso TX Water & Sewer Revenue
5.00%, 03/01/2034	1,725	1,965
5.00%, 03/01/2035	1,035	1,171
5.00%, 03/01/2036	2,355	2,643
5.00%, 03/01/2040	1,700	1,905
5.25%, 03/01/2049	7,500	8,297
City of Elgin TX
4.00%, 07/15/2029	350	364
4.00%, 07/15/2034	175	181
City of Fort Worth TX
2.00%, 03/01/2040	3,000	2,103
City of Fort Worth TX Water & Sewer System Revenue
5.00%, 02/15/2040	5,950	6,619
City of Garland TX Water & Sewer System Revenue
5.00%, 03/01/2028	700	748
City of Georgetown TX Utility System Revenue
5.00%, 08/15/2029	750	831
5.00%, 08/15/2032	1,250	1,424
5.00%, 08/15/2034	1,300	1,473
City of Grand Prairie TX
4.00%, 02/15/2039	1,300	1,309
City of Houston TX
5.00%, 03/01/2025	750	771
5.00%, 03/01/2028	1,000	1,075
5.00%, 03/01/2031	2,880	3,202
City of Houston TX Airport System Revenue
5.00%, 07/01/2027	3,000	3,230
5.00%, 07/01/2029	1,000	1,068
5.00%, 07/01/2031	1,750	1,866
5.00%, 07/01/2032	1,750	1,864
5.00%, 07/01/2033	1,770	1,952
5.00%, 07/01/2034	2,815	3,094
City of Houston TX Combined Utility System Revenue
4.00%, 11/15/2035	300	313
4.00%, 11/15/2036	300	309
5.00%, 11/15/2023	225	226
5.00%, 05/15/2028	410	416
5.00%, 11/15/2033	400	423
5.00%, 11/15/2035	2,650	2,886
5.00%, 11/15/2036	1,000	1,050
City of Houston TX Hotel Occupancy Tax & Special Revenue
5.00%, 09/01/2036	2,100	2,252
City of Lubbock TX Electric Light & Power System Revenue
4.00%, 04/15/2038	3,000	3,035
4.00%, 04/15/2039	2,500	2,511
City of Midland TX
4.00%, 03/01/2044	1,250	1,228
City of Pearland TX
5.00%, 03/01/2024	650	658
City of Plano TX

5.00%, 09/01/2024	1,075	1,098
5.00%, 09/01/2024	8,780	8,965
City of San Antonio TX
4.00%, 08/01/2033	1,185	1,278
City of San Antonio TX Airport System
5.00%, 07/01/2027	2,000	2,105
5.00%, 07/01/2028	1,750	1,861
5.00%, 07/01/2030	1,000	1,078
City of San Antonio TX Electric & Gas Systems Revenue
1.13%, 12/01/2045(1)	22,440	19,827
1.75%, 02/01/2049(1)	4,000	3,777
2.00%, 02/01/2049(1)	15,940	14,586
5.00%, 02/01/2030	1,000	1,076
5.00%, 02/01/2039	1,700	1,865
5.00%, 02/01/2039	20,250	20,386
5.00%, 02/01/2040	1,465	1,601
5.00%, 02/01/2041	570	620
5.25%, 02/01/2041	20,000	22,832
City of Temple TX
4.00%, 08/01/2031	225	238
4.00%, 08/01/2033	200	209
4.00%, 08/01/2034	240	250
4.00%, 08/01/2035	215	222
4.00%, 08/01/2039	220	220
4.00%, 08/01/2041	170	167
City of Waco TX
4.00%, 02/01/2039	1,605	1,611
5.00%, 02/01/2025	1,710	1,728
Clifton Higher Education Finance Corp.
3.00%, 08/15/2032	370	363
3.00%, 08/15/2033	260	250
3.00%, 08/15/2034	490	466
3.00%, 08/15/2035	680	637
3.00%, 08/15/2036	330	303
3.00%, 08/15/2037	730	652
3.00%, 08/15/2038	380	332
3.00%, 08/15/2039	780	668
3.00%, 08/15/2040	935	783
3.00%, 08/15/2041	965	795
4.00%, 08/15/2036	350	357
4.00%, 08/15/2037	500	506
5.00%, 08/15/2030	170	189
Collin County Community College District
4.00%, 08/15/2038	3,300	3,351
Comal Independent School District
3.00%, 02/01/2040	7,150	6,246
Conroe Local Government Corp.
5.00%, 10/01/2033	200	225
5.00%, 10/01/2034	200	226
5.00%, 10/01/2035	135	151
Coppell Independent School District
4.00%, 08/15/2034	2,310	2,391
4.00%, 08/15/2036	2,580	2,641
County of Collin TX
4.00%, 02/15/2037	1,105	1,134
County of Denton TX
3.00%, 07/15/2033	5,215	5,114
County of El Paso TX
5.00%, 02/15/2029	1,500	1,617
5.00%, 02/15/2031	1,280	1,340
County of Harris TX
5.00%, 10/01/2027	5,000	5,434
5.00%, 08/15/2031	1,760	2,041
5.00%, 08/15/2032	1,000	1,176
County of Lubbock TX
4.00%, 02/15/2040	3,385	3,358
5.00%, 02/15/2035	765	876
County of Tarrant TX
5.00%, 07/15/2037	945	1,059
5.00%, 07/15/2038	2,500	2,789
Cypress-Fairbanks Independent School District
3.00%, 02/15/2034	2,420	2,369
4.00%, 02/15/2033	575	607
5.00%, 02/15/2025	1,000	1,012
5.00%, 02/15/2025	1,205	1,242
5.00%, 02/15/2027	470	494
5.00%, 02/15/2038	3,470	3,947
5.00%, 02/15/2039	11,225	12,680
5.00%, 02/15/2040	13,055	14,644
Dallas Area Rapid Transit
5.00%, 12/01/2024	550	563
Dallas College
5.00%, 02/15/2035	3,250	3,361

5.00%, 02/15/2036	2,250	2,321
5.00%, 02/15/2037	2,250	2,315
Dallas County Utility & Reclamation District
5.00%, 02/15/2024	1,125	1,136
Dallas Fort Worth International Airport
4.00%, 11/01/2034	1,930	2,014
4.00%, 11/01/2035	3,870	3,991
4.00%, 11/01/2045	4,215	4,086
4.00%, 11/01/2046	3,950	3,811
5.00%, 11/01/2031	2,310	2,643
5.00%, 11/01/2032	1,500	1,763
5.25%, 11/01/2027	1,145	1,149
Dallas Independent School District
4.00%, 02/15/2025	1,655	1,681
4.00%, 02/15/2026	1,000	1,024
Decatur Hospital Authority
5.00%, 09/01/2030	555	544
5.00%, 09/01/2032	1,110	1,080
Deer Park Independent School District
5.00%, 08/15/2047	2,750	3,026
Denton Independent School District
0.00%, 08/15/2025	500	467
2.00%, 08/01/2044(1)	175	173
2.00%, 08/01/2044	845	834
2.00%, 08/01/2044	4,315	4,228
Eagle Mountain & Saginaw Independent School District
5.00%, 08/15/2032	800	939
5.00%, 08/15/2034	1,225	1,424
Edinburg Consolidated Independent School District
5.00%, 02/15/2035	1,235	1,280
El Paso County Hospital District
5.00%, 08/15/2027	1,260	1,262
5.00%, 08/15/2029	50	50
Forney Independent School District
5.00%, 08/15/2034	2,540	2,931
Fort Bend Independent School District
0.72%, 08/01/2051(1)	8,890	7,885
0.88%, 08/01/2050(1)	2,775	2,606
Fort Worth Independent School District
5.00%, 02/15/2035	1,125	1,322
5.00%, 02/15/2036	560	652
5.00%, 02/15/2047	2,500	2,635
Frisco Independent School District
5.00%, 02/15/2038	1,000	1,127
5.00%, 02/15/2039	5,465	6,131
5.00%, 02/15/2040	2,870	3,204
Galveston Independent School District
5.00%, 02/01/2034	500	564
Georgetown Independent School District
2.50%, 08/15/2035	3,000	2,603
Grand Parkway Transportation Corp.
5.00%, 10/01/2031	2,630	2,889
5.00%, 10/01/2033	1,205	1,318
5.00%, 10/01/2034	1,500	1,634
5.00%, 10/01/2038	2,000	2,137
5.00%, 10/01/2052(1)	9,910	9,934
Greater Texoma Utility Authority
5.00%, 10/01/2037	1,305	1,437
Harlandale Independent School District
5.00%, 08/01/2030	1,305	1,412
Harris County Cultural Education Facilities Finance Corp.
0.90%, 05/15/2050(1)	1,630	1,533
3.65%, 12/01/2059	9,000	9,000
5.00%, 07/01/2049(1)	1,480	1,508
5.00%, 10/01/2051(1)	14,500	16,561
Harris County Flood Control District
4.00%, 10/01/2036	480	497
4.00%, 10/01/2037	4,400	4,516
5.00%, 10/01/2031	3,145	3,614
Houston Higher Education Finance Corp.
3.38%, 10/01/2037	1,000	853
Irving Hospital Authority
5.00%, 10/15/2035	625	642
Keller Independent School District
4.00%, 08/15/2038	10,000	10,035
Lake Houston Redevelopment Authority
3.00%, 09/01/2039	350	270
4.00%, 09/01/2035	250	237
5.00%, 09/01/2030	250	258
Lamar Consolidated Independent School District
5.00%, 02/15/2040	4,675	5,200
Leander Independent School District
5.00%, 08/15/2038	9,955	10,237

Lewisville Independent School District
5.00%, 08/15/2024	8,500	8,672
Love Field Airport Modernization Corp.
4.00%, 11/01/2038	1,000	980
5.00%, 11/01/2030	1,080	1,110
5.00%, 11/01/2035	1,000	1,033
Lower Colorado River Authority
5.00%, 05/15/2025	1,190	1,228
5.00%, 05/15/2026	1,000	1,050
5.00%, 05/15/2030	1,635	1,844
5.00%, 05/15/2032	705	817
5.00%, 05/15/2036	1,425	1,550
5.00%, 05/15/2038	3,480	3,772
5.00%, 05/15/2039	3,250	3,649
5.00%, 05/15/2040	3,275	3,608
5.00%, 05/15/2040	5,250	5,641
5.00%, 05/15/2051	5,000	5,296
Magnolia Independent School District
5.00%, 08/15/2037	1,450	1,639
5.00%, 08/15/2038	515	578
Midlothian Independent School District
2.00%, 08/01/2051(1)	1,065	1,044
Mission Economic Development Corp.
4.63%, 10/01/2031(3)	955	930
Needville Independent School District
5.00%, 08/15/2025	1,175	1,220
New Hope Cultural Education Facilities Finance Corp.
4.00%, 08/15/2023(3)	700	699
4.00%, 08/15/2026(3)	665	644
4.00%, 08/15/2028(3)	1,075	1,027
4.00%, 08/15/2029(3)	1,000	949
4.00%, 08/15/2031(3)	1,210	1,128
4.00%, 08/15/2036(3)	1,545	1,340
4.25%, 10/01/2026	2,000	1,966
5.00%, 08/15/2024	730	744
5.00%, 08/15/2026	200	211
5.00%, 08/15/2027	375	402
5.00%, 08/15/2030	3,500	3,769
Newark Higher Education Finance Corp.
5.00%, 04/01/2029	505	527
North East Independent School District
2.00%, 08/01/2052(1)	9,700	9,691
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System
5.00%, 06/01/2028	1,050	1,138
5.00%, 06/01/2029	600	651
North Texas Tollway Authority
4.00%, 01/01/2033	1,000	1,044
4.00%, 01/01/2034	1,000	1,040
4.00%, 01/01/2035	1,000	1,032
4.00%, 01/01/2036	1,600	1,635
4.00%, 01/01/2037	1,650	1,669
4.00%, 01/01/2038	1,250	1,251
4.00%, 01/01/2040	1,250	1,225
5.00%, 01/01/2025	860	882
5.00%, 01/01/2030	75	79
5.00%, 01/01/2030	6,250	6,294
5.00%, 01/01/2031	105	110
5.00%, 01/01/2031	500	523
5.00%, 01/01/2031	1,100	1,190
5.00%, 01/01/2031	1,900	1,916
5.00%, 01/01/2032	1,100	1,187
5.00%, 01/01/2033	500	530
5.00%, 01/01/2033	1,250	1,345
5.00%, 01/01/2034	1,400	1,503
5.00%, 01/01/2035	1,500	1,603
5.00%, 01/01/2036	550	570
5.00%, 01/01/2045	10,005	10,160
5.25%, 01/01/2038	5,400	5,982
Northside Independent School District
0.70%, 06/01/2050(1)	24,595	23,225
1.60%, 08/01/2049(1)	14,805	14,407
3.00%, 08/01/2053	18,120	17,816
Old Spanish Trail-Alemda Corridors Redevelopment Authority
4.00%, 09/01/2033	1,360	1,423
Pasadena Independent School District
1.50%, 02/15/2044(1)	4,295	4,183
Permanent University Fund—Texas A&M University System
5.00%, 07/01/2037	6,585	7,541
Permanent University Fund—University of Texas System
5.00%, 07/01/2029	235	247
5.00%, 07/01/2032	5,315	6,295
5.00%, 07/01/2033	3,795	4,549
Pflugerville Independent School District

2.50%, 02/15/2039(1)	1,340	1,338
Plano Independent School District
5.00%, 02/15/2033	2,600	3,060
5.00%, 02/15/2034	2,175	2,553
Port Arthur Independent School District
4.00%, 02/15/2034	550	582
Port Beaumont Navigation District
1.88%, 01/01/2026(3)	850	774
2.00%, 01/01/2027(3)	550	484
2.13%, 01/01/2028(3)	575	490
2.25%, 01/01/2029(3)	820	679
2.50%, 01/01/2030(3)	1,000	810
2.63%, 01/01/2031(3)	800	636
Port of Port Arthur Navigation District
4.30%, 04/01/2040(1)	17,485	17,485
4.30%, 04/01/2040(1)	40,990	40,990
4.31%, 04/01/2040(1)	13,865	13,865
Rockwall Independent School District
0.00%, 02/15/2024	1,005	984
Sabine-Neches Navigation District
5.25%, 02/15/2036	500	568
5.25%, 02/15/2038	650	726
5.25%, 02/15/2040	1,890	2,092
5.25%, 02/15/2042	1,500	1,650
San Antonio Independent School District
5.00%, 08/15/2039	3,500	3,925
5.00%, 08/15/2040	4,330	4,834
San Antonio Public Facilities Corp.
5.00%, 09/15/2025	1,000	1,037
5.00%, 09/15/2026	1,000	1,056
San Antonio Water System
4.00%, 05/15/2039	4,500	4,518
5.00%, 05/15/2032	270	315
5.00%, 05/15/2033	1,500	1,570
5.00%, 05/15/2035	540	621
5.00%, 05/15/2036	590	673
Southwest Houston Redevelopment Authority
4.00%, 09/01/2031	400	423
4.00%, 09/01/2033	425	441
4.00%, 09/01/2034	355	367
4.00%, 09/01/2035	225	230
4.00%, 09/01/2036	700	712
Spring Branch Independent School District
3.00%, 02/01/2032	1,985	1,967
State of Texas
5.00%, 08/01/2025	2,035	2,038
5.00%, 08/01/2026	1,000	1,021
5.00%, 04/01/2027	5,000	5,267
5.00%, 10/01/2032	3,710	3,849
5.00%, 04/01/2033	3,900	4,100
5.00%, 04/01/2035	9,000	9,437
5.00%, 04/01/2039	10,000	10,134
5.50%, 08/01/2032	1,000	1,065
Tarrant County College District
5.00%, 08/15/2038	5,000	5,661
5.00%, 08/15/2039	7,000	7,891
Tarrant County Cultural Education Facilities Finance Corp.
4.00%, 10/01/2041	1,950	1,924
4.00%, 10/01/2042	1,285	1,253
5.00%, 07/01/2026	1,775	1,860
5.00%, 11/15/2037	4,400	4,555
5.00%, 10/01/2038	1,775	1,928
5.00%, 10/01/2039	1,650	1,785
5.00%, 11/15/2040	1,650	1,645
5.00%, 11/15/2052(1)	3,100	3,428
Tarrant County Hospital District
5.25%, 08/15/2034	3,200	3,779
Texas A&M University
3.00%, 05/15/2028	2,300	2,297
5.00%, 05/15/2035	1,500	1,736
Texas Department of Housing & Community Affairs
2.95%, 07/01/2036	1,587	1,419
3.50%, 03/01/2051	5,690	5,557
3.50%, 07/01/2052	7,570	7,386
4.00%, 03/01/2050	1,280	1,271
6.00%, 03/01/2053	5,990	6,538
Texas Municipal Gas Acquisition & Supply Corp. I
5.25%, 12/15/2025	3,000	3,078
6.25%, 12/15/2026	2,580	2,688
Texas Municipal Gas Acquisition & Supply Corp. II
4.35% (3 Month LIBOR USD + 0.69%), 09/15/2027(2)	31,555	31,393
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2028	15,315	15,730

5.00%, 12/15/2030	7,480	7,765
Texas Municipal Power Agency
3.00%, 09/01/2034	785	730
3.00%, 09/01/2038	2,900	2,503
3.00%, 09/01/2040	1,800	1,520
Texas Private Activity Bond Surface Transportation Corp.
4.00%, 12/31/2032	2,500	2,495
4.00%, 12/31/2033	2,040	2,026
4.00%, 06/30/2036	1,175	1,137
5.00%, 12/31/2045	1,020	1,022
Texas Public Finance Authority
5.00%, 02/01/2028	2,300	2,507
Texas State Technical College
5.25%, 08/01/2035	2,750	3,181
5.25%, 08/01/2036	2,675	3,066
Texas State University System
5.00%, 03/15/2029	610	654
5.00%, 03/15/2032	1,325	1,415
Texas Transportation Commission
0.65%, 10/01/2041(1)	15,145	13,729
Texas Transportation Commission State Highway 249 System
0.00%, 08/01/2034	1,060	669
0.00%, 08/01/2037	725	383
0.00%, 08/01/2038	800	397
0.00%, 08/01/2039	710	333
0.00%, 08/01/2040	1,500	663
Texas Transportation Commission State Highway Fund
5.00%, 10/01/2023	5,020	5,042
Texas Water Development Board
4.00%, 08/01/2035	2,640	2,765
4.00%, 10/15/2036	8,740	8,923
4.00%, 10/15/2044	5,000	5,003
5.00%, 04/15/2028	1,500	1,647
5.00%, 10/15/2028	2,370	2,630
5.00%, 04/15/2029	2,000	2,242
5.00%, 10/15/2029	4,100	4,639
5.00%, 04/15/2030	2,000	2,283
5.00%, 10/15/2030	3,060	3,523
5.00%, 04/15/2032	1,420	1,603
5.00%, 04/15/2033	1,000	1,186
5.00%, 10/15/2033	3,420	4,049
5.00%, 10/15/2034	1,900	2,238
5.00%, 08/01/2037	285	329
5.00%, 08/01/2038	340	390
5.00%, 08/01/2039	1,190	1,358
5.00%, 08/01/2040	950	1,079
5.00%, 08/01/2041	6,000	6,717
5.00%, 10/15/2043	1,040	1,102
Tomball Independent School District
5.00%, 02/15/2041	4,000	4,235
University of Houston
5.00%, 02/15/2030	860	900
University of North Texas System
5.00%, 04/15/2032	210	244
5.00%, 04/15/2033	205	236
5.00%, 04/15/2034	280	323
5.00%, 04/15/2035	295	339
5.00%, 04/15/2036	280	318
5.00%, 04/15/2037	370	415
5.00%, 04/15/2038	425	472
5.00%, 04/15/2039	465	514
Uptown Development Authority
4.00%, 09/01/2032	425	416
5.00%, 09/01/2033	715	735
Viridian Municipal Management District
4.00%, 12/01/2029	520	523
4.00%, 12/01/2031	560	563
4.00%, 12/01/2032	580	583
4.00%, 12/01/2033	605	607
Weatherford Independent School District
5.00%, 02/15/2040	2,550	2,608
Wylie Independent School District
0.00%, 08/15/2037	600	340

Total Texas		1,143,049

Utah – 0.60%
Canyons School District
2.50%, 06/15/2030	1,965	1,848
Central Utah Water Conservancy District
4.00%, 10/01/2039	1,460	1,466
County of Utah UT
5.00%, 05/15/2041	6,820	7,013
5.00%, 05/15/2045	27,500	27,695
Intermountain Power Agency

4.00%, 07/01/2036	1,860	1,925
5.00%, 07/01/2029	1,125	1,266
5.00%, 07/01/2030	1,250	1,432
5.00%, 07/01/2037	5,175	5,787
5.00%, 07/01/2041	1,000	1,101
5.00%, 07/01/2042	640	702
Salt Lake City Corp. Airport Revenue
5.00%, 07/01/2025	1,000	1,024
5.00%, 07/01/2026	1,700	1,762
5.00%, 07/01/2026	3,000	3,110
5.00%, 07/01/2030	1,000	1,068
State of Utah
5.00%, 07/01/2023	1,760	1,760
Utah Charter School Finance Authority
4.00%, 04/15/2040	2,440	2,287
4.00%, 10/15/2040	2,130	1,979
Utah Infrastructure Agency
4.00%, 10/15/2029	610	597
4.00%, 10/15/2031	250	243
4.00%, 10/15/2033	600	574
4.00%, 10/15/2034	1,410	1,333
4.00%, 10/15/2036	500	455
4.00%, 10/15/2041	800	789
4.00%, 10/15/2041	1,550	1,312
4.00%, 10/15/2044	960	935
5.00%, 10/15/2027	550	562
5.25%, 10/15/2039	400	441

Total Utah		70,466

Vermont – 0.09%
University of Vermont & State Agricultural College
5.00%, 10/01/2040	3,710	3,770
Vermont Educational & Health Buildings Financing Agency
5.00%, 10/15/2027	1,000	1,005
5.00%, 10/15/2029	890	898
Vermont Housing Finance Agency
3.00%, 11/01/2051	1,872	1,781
Vermont Student Assistance Corp.
5.00%, 06/15/2025	800	817
5.00%, 06/15/2026	100	103
5.00%, 06/15/2026	500	517
5.00%, 06/15/2027	700	722
5.00%, 06/15/2030	450	480
5.00%, 06/15/2031	500	536

Total Vermont		10,629

Virgin Islands – 0.25%
Matching Fund Special Purpose Securitization Corp.
5.00%, 10/01/2026	5,995	6,043
5.00%, 10/01/2027	14,870	14,949
5.00%, 10/01/2028	4,145	4,145
5.00%, 10/01/2030	4,035	4,030

Total Virgin Islands		29,167

Virginia – 1.45%
Arlington County Industrial Development Authority
5.00%, 01/01/2026	3,710	3,827
5.00%, 07/01/2027	905	961
Chesapeake Bay Bridge & Tunnel District
5.00%, 07/01/2041	4,835	4,972
Chesapeake Economic Development Authority
3.65%, 02/01/2032	1,000	996
Chesapeake Redevelopment & Housing Authority
5.00%, 06/01/2026	5,260	5,364
City of Harrisonburg VA
1.75%, 07/15/2035	595	463
1.75%, 07/15/2036	4,000	3,016
County of Fairfax VA
4.00%, 10/01/2038	2,660	2,742
County of Loudoun VA
5.00%, 12/01/2023	825	831
Fairfax County Industrial Development Authority
4.00%, 05/15/2042	4,740	4,710
Farmville Industrial Development Authority
5.00%, 01/01/2032	1,255	1,293
5.00%, 01/01/2033	1,320	1,356
Hampton Roads Transportation Accountability Commission
5.00%, 07/01/2026	9,300	9,839
5.00%, 07/01/2027	835	905
5.00%, 07/01/2045	3,435	3,732
5.50%, 07/01/2057	1,275	1,425
James City County Economic Development Authority
4.00%, 12/01/2027	445	434
4.00%, 12/01/2029	235	225
4.00%, 12/01/2035	515	467
5.00%, 02/01/2026(1)	4,267	4,326

Louisa Industrial Development Authority
3.65%, 11/01/2035	1,100	1,096
Norfolk Redevelopment & Housing Authority
4.00%, 01/01/2025	3,070	2,993
Salem Economic Development Authority
5.00%, 04/01/2030	710	755
5.00%, 04/01/2031	400	425
5.00%, 04/01/2032	700	741
5.00%, 04/01/2033	350	370
5.00%, 04/01/2034	925	976
Stafford County Economic Development Authority
4.00%, 06/15/2037	50	49
5.00%, 06/15/2030	150	156
5.00%, 06/15/2033	150	156
5.00%, 06/15/2034	500	519
Virginia College Building Authority
3.00%, 02/01/2036	1,320	1,229
3.00%, 02/01/2039	1,080	939
4.00%, 02/01/2034	2,610	2,683
4.00%, 09/01/2036	6,500	6,652
4.00%, 09/01/2041	1,690	1,685
5.00%, 09/01/2023	1,000	1,003
5.00%, 02/01/2026	1,000	1,050
5.00%, 02/01/2030	1,500	1,636
5.00%, 02/01/2034	1,000	1,128
5.00%, 02/01/2039	18,215	20,472
5.00%, 02/01/2040	5,750	6,513
5.25%, 02/01/2041	6,400	7,256
Virginia Commonwealth Transportation Board
4.00%, 05/15/2031	1,250	1,276
5.00%, 09/15/2023	2,500	2,509
Virginia Port Authority
5.00%, 07/01/2041	2,460	2,496
Virginia Public Building Authority
5.00%, 08/01/2023	1,425	1,427
5.00%, 08/01/2024	2,245	2,291
Virginia Public School Authority
5.00%, 08/01/2036	4,220	4,978
Virginia Small Business Financing Authority
4.00%, 01/01/2033	3,250	3,258
4.00%, 07/01/2033	1,160	1,162
4.00%, 01/01/2034	2,500	2,505
4.00%, 07/01/2034	1,785	1,786
4.00%, 01/01/2048	2,955	2,606
5.00%, 01/01/2026	750	768
5.00%, 01/01/2027	1,000	1,036
5.00%, 01/01/2033	4,000	4,325
5.00%, 07/01/2033	2,325	2,509
5.00%, 01/01/2036	2,500	2,646
5.00%, 01/01/2038	2,000	2,078
5.00%, 07/01/2038	6,250	6,488
5.00%, 12/31/2038	830	878
Williamsburg Economic Development Authority
4.00%, 07/01/2043	4,000	3,956
Wise County Industrial Development Authority
1.20%, 11/01/2040(1)	3,355	3,255
York County Economic Development Authority
3.65%, 05/01/2033	3,650	3,635

Total Virginia		170,234

Washington – 3.08%
Auburn School District No 408 of King & Pierce Counties
5.00%, 12/01/2033	2,000	2,160
Central Puget Sound Regional Transit Authority
4.00%, 11/01/2040	7,500	7,527
5.00%, 11/01/2035	960	1,004
City of Seattle WA Municipal Light & Power Revenue
4.00%, 01/01/2032	3,385	3,512
4.00%, 07/01/2035	3,430	3,620
4.00%, 07/01/2041	2,360	2,382
4.50% (SIFMA Municipal Swap Index Yield + 0.49%), 11/01/2046(2)	5,000	5,001
City of Tacoma WA Electric System Revenue
5.00%, 01/01/2039	675	708
City of Tacoma WA Solid Waste Utility Revenue
5.00%, 12/01/2031	460	482
Clark County Public Utility District No 1 Water Revenue
5.00%, 01/01/2024	395	398
County of King WA Sewer Revenue
4.24% (SIFMA Municipal Swap Index Yield + 0.23%), 01/01/2040(2)	13,060	12,735
5.00%, 01/01/2047	20,000	20,204
County of Pierce WA
2.60%, 07/01/2036	2,040	1,729
East Pierce Fire & Rescue
5.00%, 12/01/2029	635	703

5.00%, 12/01/2031	925	1,024
Energy Northwest
5.00%, 07/01/2028	15,000	16,584
5.00%, 07/01/2034	6,890	7,859
5.00%, 07/01/2038	1,000	1,027
Franklin County School District No 1 Pasco
5.50%, 12/01/2040	8,125	9,425
King County Housing Authority
3.00%, 06/01/2024	785	782
3.00%, 12/01/2024	800	794
4.00%, 12/01/2026	430	436
4.00%, 06/01/2027	585	595
4.00%, 12/01/2027	400	409
4.00%, 06/01/2028	1,115	1,139
4.00%, 06/01/2029	840	864
4.00%, 06/01/2030	400	412
4.00%, 06/01/2031	650	662
4.00%, 11/01/2031	1,640	1,677
4.00%, 06/01/2032	625	634
4.00%, 11/01/2032	1,705	1,732
4.00%, 06/01/2033	500	507
4.00%, 06/01/2034	525	530
4.00%, 06/01/2035	735	738
5.00%, 11/01/2027	1,000	1,073
5.00%, 11/01/2028	1,430	1,562
5.00%, 11/01/2029	750	833
King County Public Hospital District No 1
5.00%, 12/01/2032	4,500	4,693
King County School District No 403 Renton
5.00%, 12/01/2038	2,410	2,692
King County School District No 414 Lake Washington
5.00%, 12/01/2035	1,600	1,749
5.00%, 12/01/2036	3,205	3,483
5.00%, 12/01/2037	1,425	1,542
5.00%, 12/01/2038	865	934
Pierce County School District No 10 Tacoma
5.00%, 12/01/2034	2,800	2,871
Port of Seattle WA
5.00%, 07/01/2024	595	595
5.00%, 03/01/2025	440	448
5.00%, 04/01/2029	5,050	5,420
5.00%, 04/01/2030	2,000	2,024
5.00%, 08/01/2031	12,510	13,752
5.00%, 04/01/2033	3,205	3,432
5.00%, 04/01/2034	1,000	1,011
5.00%, 04/01/2036	3,940	4,172
5.00%, 01/01/2037	3,500	3,701
5.00%, 05/01/2037	3,000	3,093
5.00%, 08/01/2038	12,000	12,798
5.00%, 08/01/2039	1,380	1,466
5.00%, 08/01/2041	2,930	3,118
Port of Tacoma WA
5.00%, 12/01/2043	8,000	8,166
Seattle Housing Authority
1.00%, 06/01/2026	2,365	2,163
Snohomish County Housing Authority
5.00%, 04/01/2031	1,135	1,236
Snohomish County Public Utility District No 1 Electric System Revenue
5.00%, 12/01/2037	5,530	5,721
5.00%, 12/01/2040	3,500	3,612
State of Washington
4.00%, 07/01/2035	1,600	1,693
4.00%, 07/01/2035	3,700	3,915
5.00%, 08/01/2027	235	248
5.00%, 08/01/2027	550	571
5.00%, 08/01/2028	235	249
5.00%, 08/01/2030	235	249
5.00%, 08/01/2030	1,830	1,978
5.00%, 06/01/2034	660	725
5.00%, 02/01/2035	8,800	8,882
5.00%, 08/01/2035	1,855	1,988
5.00%, 07/01/2036	1,505	1,641
5.00%, 08/01/2036	2,750	3,163
5.00%, 02/01/2039	2,135	2,284
5.00%, 06/01/2039	2,000	2,149
5.00%, 08/01/2039	13,350	13,535
5.00%, 08/01/2039	15,000	16,938
5.00%, 06/01/2042	1,000	1,103
5.00%, 07/01/2042	6,750	7,599
5.00%, 08/01/2042	1,810	1,900
5.00%, 02/01/2047	2,650	2,902
5.00%, 08/01/2047	1,500	1,650
Thurston & Pierce Counties Community Schools

5.00%, 12/01/2031	1,100	1,229
Tobacco Settlement Authority
5.00%, 06/01/2024	1,000	1,001
University of Washington
4.00%, 12/01/2028	2,260	2,297
4.00%, 05/01/2048(1)	10,000	10,273
Washington Health Care Facilities Authority
5.00%, 08/15/2023	650	651
5.00%, 10/01/2024	465	465
5.00%, 07/01/2025	360	364
5.00%, 08/01/2028	1,005	1,074
5.00%, 07/01/2029	115	116
5.00%, 07/01/2030	410	413
5.00%, 08/01/2030	3,500	3,772
5.00%, 08/15/2030	1,000	1,048
5.00%, 08/15/2031	845	882
5.00%, 09/01/2031	185	203
5.00%, 08/15/2032	480	499
5.00%, 09/01/2032	180	197
5.00%, 09/01/2033	225	246
5.00%, 07/01/2034	105	105
5.00%, 09/01/2034	450	491
5.00%, 09/01/2035	365	396
5.00%, 07/01/2042	2,415	2,384
5.00%, 08/01/2049(1)	10,000	10,203
5.00%, 09/01/2050	500	522
Washington Higher Education Facilities Authority
4.00%, 10/01/2035	380	366
5.00%, 05/01/2028	420	451
5.00%, 05/01/2029	180	196
5.00%, 10/01/2029	565	598
5.00%, 10/01/2029	1,855	1,923
5.00%, 10/01/2033	690	732
5.00%, 10/01/2033	735	758
Washington State Convention Center Public Facilities District
4.00%, 07/01/2031	13,860	13,263
Washington State Housing Finance Commission
2.13%, 07/01/2027(3)	1,625	1,464
3.70%, 07/01/2030	5,000	5,034
4.56% (SIFMA Municipal Swap Index Yield + 0.55%), 12/01/2048(2)	10,000	9,997
5.00%, 01/01/2024(3)	180	179
5.00%, 01/01/2025(3)	375	367
5.00%, 01/01/2026(3)	300	290
5.00%, 12/01/2026	350	370
5.00%, 06/01/2028	500	541
5.00%, 06/01/2029	500	548
5.00%, 06/01/2030	500	555
5.00%, 12/01/2030	500	558
Washington State University
5.00%, 04/01/2029	425	430
5.00%, 04/01/2029	860	871

Total Washington		361,039

West Virginia – 0.16%
Ohio County Board of Education
3.00%, 06/01/2030	2,275	2,275
State of West Virginia
5.00%, 12/01/2036	2,910	3,142
5.00%, 06/01/2041	1,330	1,434
West Virginia Hospital Finance Authority
4.46%, 06/01/2033(1)	4,550	4,550
5.00%, 01/01/2031	620	642
5.00%, 09/01/2039	2,625	2,647
West Virginia Lottery Excess Lottery Revenue
5.00%, 07/01/2032	940	985
West Virginia Parkways Authority
5.00%, 06/01/2047	3,280	3,555

Total West Virginia		19,230

Wisconsin – 1.50%
City of Madison WI
2.00%, 10/01/2025	7,690	7,389
City of Milwaukee WI
5.00%, 04/01/2027	3,255	3,446
5.00%, 04/01/2030	3,000	3,336
County of Waushara WI
4.75%, 12/01/2023	2,500	2,503
Hudson School District
2.25%, 03/01/2027	1,185	1,113
Milwaukee Redevelopment Authority
5.00%, 11/15/2031	570	602
5.00%, 11/15/2032	500	528
Monroe School District/WI
4.00%, 03/01/2041	1,485	1,467
5.00%, 03/01/2037	775	849

5.00%, 03/01/2038	700	761
Norwalk-Ontario-Wilton School District
4.50%, 12/07/2023(3)	10,600	10,621
PMA Levy & Aid Anticipation Notes Program
4.00%, 09/27/2023	2,750	2,751
Public Finance Authority
3.00%, 04/01/2025(3)	5	5
3.00%, 04/01/2025(3)	215	208
3.00%, 12/01/2026	500	475
4.00%, 03/01/2024(3)	1,015	1,005
4.00%, 03/01/2025(3)	535	520
4.00%, 06/15/2031(3)	450	410
4.00%, 12/01/2031	450	431
4.00%, 04/01/2032(3)	850	811
4.00%, 12/01/2041	2,000	1,789
4.00%, 06/15/2042(3)	750	604
4.13%, 05/01/2026(3)	395	382
5.00%, 12/01/2027	7,815	7,942
5.00%, 05/15/2028(3)	200	196
5.00%, 07/01/2035	5,000	5,369
5.00%, 07/01/2036	305	322
5.00%, 01/01/2037	500	523
5.00%, 01/01/2038	350	363
5.00%, 07/01/2038	375	389
5.00%, 03/01/2041	5,640	5,751
5.00%, 10/01/2043(3)	170	150
5.00%, 10/01/2044	1,300	1,342
5.00%, 03/01/2046	6,900	7,001
5.00%, 10/01/2048(3)	265	226
5.00%, 10/01/2053(3)	780	649
5.25%, 07/01/2028	4,000	4,002
5.25%, 05/15/2037(3)	50	47
5.25%, 03/01/2042	1,605	1,623
5.25%, 05/15/2042(3)	60	55
5.25%, 10/01/2043	2,105	2,079
5.25%, 05/15/2047(3)	60	53
5.25%, 10/01/2048	2,105	2,034
5.25%, 05/15/2052(3)	115	100
State of Wisconsin
5.00%, 05/01/2024	7,470	7,582
5.00%, 05/01/2025	520	533
5.00%, 05/01/2025	1,730	1,790
5.00%, 05/01/2025	5,335	5,517
5.00%, 05/01/2030	1,000	1,055
5.00%, 05/01/2032	450	497
5.00%, 05/01/2033	9,790	10,799
5.00%, 05/01/2034	2,400	2,530
5.00%, 05/01/2034	5,000	5,156
University of Wisconsin Hospitals & Clinics
3.60%, 04/01/2048(1)	6,900	6,900
4.00%, 04/01/2037	1,375	1,375
4.00%, 04/01/2038	2,110	2,074
Village of Mount Pleasant WI
3.00%, 03/01/2027	1,875	1,840
Wisconsin Center District
0.00%, 12/15/2028	1,025	844
0.00%, 12/15/2030	550	417
0.00%, 12/15/2030	1,045	793
0.00%, 12/15/2032	1,400	971
0.00%, 12/15/2033	1,500	992
Wisconsin Health & Educational Facilities Authority
2.55%, 11/01/2027	135	127
2.83%, 11/01/2028	605	536
4.00%, 02/15/2025	270	273
4.00%, 02/15/2026	510	518
4.00%, 02/15/2031	460	468
4.00%, 02/15/2033	550	559
4.00%, 11/15/2039	2,280	2,265
4.66% (SIFMA Municipal Swap Index Yield + 0.65%), 08/15/2054(2)	4,000	4,001
5.00%, 11/01/2024	155	153
5.00%, 04/01/2025	2,000	2,056
5.00%, 04/01/2026	1,000	1,046
5.00%, 02/15/2027	300	311
5.00%, 04/01/2027	1,700	1,812
5.00%, 10/01/2027	580	625
5.00%, 04/01/2028	900	976
5.00%, 10/01/2028	700	768
5.00%, 11/01/2029	760	718
5.00%, 04/01/2030	1,670	1,828
5.00%, 12/15/2033	1,450	1,562
5.00%, 09/01/2036	400	432
5.00%, 08/15/2039	5,395	5,645
5.00%, 08/15/2054(1)	830	869

Wisconsin Housing & Economic Development Authority Home Ownership Revenue
3.00%, 03/01/2052	1,340	1,288
3.00%, 09/01/2052	2,195	2,107
3.50%, 09/01/2050	1,760	1,721
Wisconsin Housing & Economic Development Authority Housing Revenue
0.40%, 05/01/2045(1)	4,760	4,694
0.50%, 11/01/2050(1)	3,100	2,931
0.61%, 11/01/2042(1)	405	391
0.81%, 11/01/2052(1)	1,350	1,280

Total Wisconsin		175,847

Wyoming – 0.08%
County of Laramie WY
4.00%, 05/01/2026	200	204
4.00%, 05/01/2031	500	520
4.00%, 05/01/2033	500	511
4.00%, 05/01/2035	500	509
4.00%, 05/01/2038	1,365	1,342
Wyoming Community Development Authority
3.00%, 06/01/2049	6,300	6,073

Total Wyoming		9,159

Total Municipal Bonds (Cost: $11,643,358)		11,344,724

	Shares (000s)	Value (000s)
SHORT-TERM INVESTMENTS – 2.26%
Money Market Funds – 2.26%
Fidelity Institutional Money Market Government Fund—Class I, 5.03%(4)	264,215	264,215

Total Money Market Funds (Cost: $264,215)		264,215

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.00%(5)
Citibank, New York, 4.57% due 07/03/2023	$427	427

Total Time Deposits (Cost: $427)		427

Total Short-Term Investments (Cost: $264,642)		264,642

TOTAL INVESTMENTS IN SECURITIES – 99.16%
(Cost: $11,908,000)		11,609,366

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.84%		98,224

TOTAL NET ASSETS – 100.00%		$11,707,590

Percentages are stated as a percent of net assets.

(1)	Adjustable rate security. The rate reported is the rate in effect as of June 30, 2023.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2023.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $270,481, which represents 2.31% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.
(5)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(200)	U.S. 5 Year Note Future	Sep. 2023	$(21,741)	$(21,419)	$322
(700)	U.S. 10 Year Note Future	Sep. 2023	(79,618)	(78,586)	1,032
(900)	U.S. Ultra 10 Year Note Future	Sep. 2023	(107,361)	(106,594)	767

					$2,121

MUNICIPAL BONDS	% of Net Assets
Education	7.37%
General Obligation	22.78%
General Revenue	25.93%
Healthcare	9.54%
Housing	5.30%
Transportation	15.31%
Utilities	10.67%

Total Municipal Bonds	96.90%

SHORT-TERM INVESTMENTS	2.26%

TOTAL INVESTMENTS	99.16%
OTHER ASSETS IN EXCESS OF LIABILITIES	0.84%

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2023

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

MUNICIPAL BONDS – 98.14%
Alabama – 1.97%
Black Belt Energy Gas District
4.00%, 06/01/2051(1)	$1,500	$1,482
4.00%, 10/01/2052(1)	1,075	1,065
4.00%, 10/01/2052(1)	3,380	3,350
5.25%, 02/01/2053(1)	6,265	6,558
5.25%, 12/01/2053(1)	190	203
County of Jefferson AL Sewer Revenue
0.00%, 10/01/2034	225	100
5.00%, 10/01/2044	1,500	1,527
5.25%, 10/01/2048	1,650	1,684
5.50%, 10/01/2053	2,275	2,326
Health Care Authority of the City of Huntsville
4.00%, 06/01/2045	2,500	2,334
Huntsville-Redstone Village Special Care Facilities Financing Authority
5.50%, 01/01/2028(2)(3)	250	150
5.50%, 01/01/2043(2)(3)	195	117
6.88%, 01/01/2043(2)(3)	135	81
7.50%, 01/01/2047(2)(3)	245	147
Southeast Alabama Gas Supply District
4.00%, 06/01/2049(1)	6,000	5,988
Southeast Energy Authority A Cooperative District
4.00%, 11/01/2051(1)	325	321
4.00%, 12/01/2051(1)	5,815	5,652
5.50%, 01/01/2053(1)	2,000	2,127
Tuscaloosa County Industrial Development Authority
4.50%, 05/01/2032(4)	4,071	3,800
5.25%, 05/01/2044(4)	9,160	8,259

Total Alabama		47,271

Alaska – 0.12%
Alaska Industrial Development & Export Authority
5.00%, 01/01/2030	1,415	1,440
City of Valdez AK
3.65%, 12/01/2029(1)	400	400
Northern Tobacco Securitization Corp.
4.00%, 06/01/2050	1,080	1,073

Total Alaska		2,913

Arizona – 1.93%
Arizona Health Facilities Authority
4.28% (3 Month LIBOR USD + 0.81%), 01/01/2037(5)	185	173
Arizona Industrial Development Authority
3.63%, 05/20/2033	935	870
4.00%, 07/15/2040(4)	65	54
4.00%, 07/15/2041(4)	265	217
4.00%, 12/15/2041(4)	600	483
4.00%, 07/15/2050(4)	1,610	1,208
4.00%, 07/01/2051	1,825	1,501
4.00%, 07/15/2051(4)	500	373
4.00%, 12/15/2051(4)	1,025	749
4.00%, 07/15/2056(4)	475	344
4.50%, 07/15/2029(4)	2,500	2,424
5.00%, 07/01/2032	325	345
5.00%, 07/15/2039	90	88
5.00%, 07/15/2040(4)	250	237
5.00%, 07/15/2040(4)	1,250	1,213
5.00%, 07/01/2049(4)	945	838
5.00%, 07/15/2049	580	536
5.00%, 07/15/2050(4)	2,365	2,177
5.25%, 07/01/2037(4)	205	203
5.50%, 07/01/2052(4)	885	836
Chandler Industrial Development Authority
5.00%, 09/01/2052(1)	1,900	1,944
City of Phoenix Civic Improvement Corp.
4.00%, 07/01/2045	2,000	1,905
County of Pima AZ Sewer System Revenue
5.00%, 07/01/2023	1,660	1,660
Florence Town, Inc. Industrial Development Authority
5.75%, 07/01/2033(4)	1,000	1,000
Glendale Industrial Development Authority
4.00%, 07/01/2028	300	276
5.00%, 07/01/2033	435	398
5.00%, 07/01/2038	450	390
5.00%, 07/01/2048	915	728
Industrial Development Authority of the City of Phoenix Arizona
5.00%, 07/01/2030	700	729

5.00%, 07/01/2035(4)	250	250
5.00%, 07/01/2037	4,750	4,821
5.00%, 07/01/2044	70	70
5.00%, 07/01/2049	565	560
5.00%, 07/01/2059	145	141
Industrial Development Authority of the County of Pima
4.00%, 06/15/2041(4)	1,880	1,538
4.00%, 06/15/2051(4)	1,215	896
4.00%, 06/15/2057(4)	1,245	886
Maricopa County Industrial Development Authority
4.00%, 07/01/2029(4)	295	283
4.00%, 10/15/2047(4)	2,730	2,338
4.00%, 07/01/2056(4)	1,350	990
Maricopa County Pollution Control Corp.
4.50%, 08/01/2042	220	212
Peoria Industrial Development Authority
5.50%, 11/15/2034(2)(3)	250	193
5.75%, 11/15/2040(2)(3)	405	298
Salt Verde Financial Corp.
5.00%, 12/01/2032	240	255
5.00%, 12/01/2037	5,545	5,798
State of Arizona Distribution Revenue
5.50%, 07/01/2030	580	685
5.50%, 07/01/2033	85	105
Tempe Industrial Development Authority
4.00%, 12/01/2038	1,190	959
4.00%, 12/01/2046	170	122
5.00%, 12/01/2050	500	415
5.00%, 12/01/2054	750	610

Total Arizona		46,324

Arkansas – 0.51%
Arkansas Development Finance Authority
4.50%, 09/01/2049(4)	5,390	4,867
4.75%, 09/01/2049(4)	2,840	2,666
5.45%, 09/01/2052	4,265	4,265
5.70%, 05/01/2053	500	507

Total Arkansas		12,305

California – 9.18%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2033	1,300	1,301
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	2,500	2,562
5.00%, 10/01/2037	2,000	2,041
California Community Choice Financing Authority
4.00%, 02/01/2052(1)	250	248
5.00%, 07/01/2053(1)	3,030	3,184
5.00%, 12/01/2053(1)	5,995	6,255
California Community Housing Agency
3.00%, 08/01/2056(4)	200	133
4.00%, 08/01/2047(4)	1,600	1,230
4.00%, 08/01/2050(4)	3,350	2,451
4.00%, 02/01/2056(4)	3,085	2,331
4.00%, 02/01/2056(4)	7,350	5,111
5.00%, 08/01/2049(4)	7,040	6,641
California Educational Facilities Authority
5.00%, 05/01/2045	1,000	1,183
California Health Facilities Financing Authority
5.00%, 07/01/2037	2,000	2,000
California Housing Finance
3.50%, 11/20/2035	290	271
4.00%, 03/20/2033	2,831	2,780
4.25%, 01/15/2035	965	966
4.38%, 09/20/2036	999	997
California Infrastructure & Economic Development Bank
4.00%, 10/01/2041	2,235	2,283
5.00%, 11/01/2047	155	161
5.00%, 11/01/2057	1,380	1,416
California Municipal Finance Authority
2.75%, 11/15/2027	125	118
3.00%, 10/01/2049	100	70
4.00%, 07/15/2029	100	99
4.00%, 08/15/2037	1,560	1,505
4.00%, 09/01/2041	550	494
4.00%, 08/15/2042	1,635	1,508
4.00%, 12/31/2047	395	355
4.00%, 03/01/2050	250	187
4.00%, 02/01/2051	1,215	1,116
4.00%, 11/15/2056	750	541
5.00%, 07/01/2032	1,055	1,105
5.00%, 05/15/2033	1,870	1,998
5.00%, 05/15/2036	2,680	2,792
5.00%, 12/31/2043	18,130	18,416
5.00%, 11/01/2046(4)	965	935

5.00%, 12/31/2047	555	561
5.00%, 06/01/2048	1,000	1,007
5.00%, 05/15/2049	1,205	1,225
5.00%, 10/01/2049(4)	515	466
5.00%, 05/15/2052	170	172
5.00%, 10/01/2057(4)	1,000	883
5.25%, 11/01/2052	2,165	2,312
5.25%, 06/01/2053	2,655	2,840
California Pollution Control Financing Authority
4.25%, 07/01/2043(1)(4)	700	700
5.00%, 07/01/2037(4)	5,000	5,004
California Public Finance Authority
2.13%, 11/15/2027(4)	1,180	1,137
2.38%, 11/15/2028(4)	600	575
3.13%, 05/15/2029(4)	110	103
5.00%, 11/15/2036(4)	250	243
5.00%, 11/15/2046(4)	50	45
5.00%, 10/15/2047	3,075	3,077
California School Finance Authority
4.00%, 06/01/2061(4)	1,000	663
5.00%, 07/01/2037(4)	215	221
5.00%, 07/01/2047(4)	500	452
5.00%, 07/01/2052(4)	1,340	1,184
California Statewide Communities Development Authority
4.00%, 09/02/2028	20	20
4.00%, 09/02/2029	20	20
4.00%, 09/02/2029	335	336
4.00%, 09/02/2030	20	19
4.00%, 09/02/2031	15	14
4.00%, 09/02/2031	75	74
4.00%, 04/01/2038	2,400	2,313
4.00%, 09/02/2041	110	95
4.00%, 09/02/2041	110	99
4.00%, 09/02/2041	135	121
4.00%, 09/02/2051	1,070	852
4.00%, 09/02/2051	1,315	1,103
4.00%, 09/02/2051	1,340	1,122
5.00%, 12/01/2027(4)	205	209
5.00%, 11/01/2032(4)	1,135	1,163
5.00%, 09/02/2034	75	79
5.00%, 01/01/2038	750	773
5.00%, 09/02/2039	70	71
5.00%, 09/02/2039	745	768
5.00%, 05/15/2040	400	407
5.00%, 11/01/2041(4)	875	869
5.00%, 09/02/2042	1,600	1,608
5.00%, 01/01/2043	1,000	1,022
5.00%, 09/02/2044	700	713
5.00%, 09/02/2044	1,000	1,011
5.00%, 09/02/2044	1,350	1,386
5.00%, 12/01/2046(4)	270	262
5.00%, 01/01/2048	2,840	2,887
5.00%, 09/02/2049	35	35
5.00%, 09/02/2049	700	709
5.00%, 09/02/2052	2,325	2,270
5.25%, 12/01/2048(4)	800	784
5.25%, 12/01/2056(4)	7,195	6,953
5.38%, 11/01/2049(4)	340	272
5.50%, 12/01/2054	4,400	4,393
5.50%, 12/01/2058(4)	7,575	7,516
California Statewide Financing Authority
6.00%, 05/01/2043	100	102
City & County of San Francisco CA Special Tax District No 2020-1
4.00%, 09/01/2041(4)	1,500	1,312
City of Irvine CA
4.00%, 09/02/2027	20	20
4.00%, 09/02/2028	30	30
City of Los Angeles Department of Airports
4.00%, 05/15/2044	3,000	2,926
5.50%, 05/15/2047	2,725	2,984
City of Vernon CA Electric System Revenue
5.00%, 08/01/2023	580	580
5.00%, 10/01/2025	500	509
CMFA Special Finance Agency
4.00%, 08/01/2045(4)	1,215	991
CMFA Special Finance Agency VII
4.00%, 08/01/2047(4)	2,900	2,429
CMFA Special Finance Agency XII
4.38%, 08/01/2049(4)	1,015	786
CSCDA Community Improvement Authority
3.00%, 07/01/2045(4)	1,500	1,088
3.00%, 06/01/2048(4)	100	68
3.10%, 07/01/2045(4)	100	75

3.38%, 07/01/2043(4)	500	401
4.00%, 07/01/2056(4)	5,637	3,968
4.00%, 08/01/2056(4)	1,485	1,136
4.00%, 09/01/2056(4)	1,015	760
4.00%, 10/01/2056(4)	500	411
4.00%, 10/01/2056(4)	6,210	4,578
4.00%, 12/01/2056(4)	4,000	2,834
4.00%, 04/01/2057(4)	100	69
5.00%, 07/01/2051(4)	165	153
5.00%, 01/01/2054(4)	250	214
Foothill-Eastern Transportation Corridor Agency
4.00%, 01/15/2046	8,300	8,026
Freddie Mac Multifamily ML Certificates
0.00%, 06/25/2035(1)(4)	5,057	309
2.75%, 11/25/2035(4)	250	214
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2066	34,335	3,732
5.00%, 06/01/2051	290	302
Hayward Unified School District
4.00%, 08/01/2050	250	243
Irvine Unified School District
5.00%, 03/01/2057	795	800
Lodi Unified School District
3.00%, 08/01/2046	500	395
Northern California Gas Authority No 1
4.19% (3 Month LIBOR USD + 0.72%), 07/01/2027(5)	390	388
Orange County Community Facilities District
5.25%, 08/15/2045	975	989
Regents of the University of California Medical Center Pooled Revenue
5.00%, 05/15/2047	10,825	11,919
River Islands Public Financing Authority
4.00%, 09/01/2041	485	419
Riverside County Redevelopment Successor Agency
0.00%, 10/01/2039	1,000	488
Riverside County Transportation Commission
3.00%, 06/01/2049	250	189
4.00%, 06/01/2046	5,250	4,971
San Diego County Regional Airport Authority
4.00%, 07/01/2056	250	235
Santa Margarita Water District
5.63%, 09/01/2043	165	166
State of California
3.00%, 11/01/2040	500	434
4.00%, 11/01/2037	1,625	1,682
4.00%, 03/01/2040	2,500	2,548
5.00%, 04/01/2042	1,700	1,817
5.00%, 04/01/2042	1,750	1,972
5.00%, 09/01/2052	1,000	1,107
5.25%, 10/01/2050	2,650	3,034
5.50%, 12/01/2052	1,545	1,732
Transbay Joint Powers Authority
5.00%, 10/01/2033	250	265
5.00%, 10/01/2034	250	264
5.00%, 10/01/2035	240	251
5.00%, 10/01/2038	600	617
West Sacramento Financing Authority
5.00%, 09/01/2034	135	154

Total California		220,088

Colorado – 3.98%
Aerotropolis Regional Transportation Authority
4.38%, 12/01/2052	2,715	2,127
Amber Creek Metropolitan District
5.00%, 12/01/2037	731	697
5.13%, 12/01/2047	1,050	948
Arista Metropolitan District
5.00%, 12/01/2038	500	484
5.13%, 12/01/2048	1,000	926
Arkansas River Power Authority
5.00%, 10/01/2043	225	225
Aurora Crossroads Metropolitan District No 2
5.00%, 12/01/2040	500	468
5.00%, 12/01/2050	1,000	882
Baseline Metropolitan District No 1
5.00%, 12/01/2051	500	444
Berthoud-Heritage Metropolitan District No 1
5.63%, 12/01/2048	1,990	1,915
Brighton Crossing Metropolitan District No 4
5.00%, 12/01/2037	525	516
Brighton Crossing Metropolitan District No
6 5.00%, 12/01/2040	515	465
5.00%, 12/01/2050	1,340	1,154
Canyons Metropolitan District No 5
6.00%, 12/01/2037	600	588

City & County of Denver CO
5.00%, 10/01/2032	3,525	3,528
City & County of Denver CO Airport System Revenue
5.00%, 12/01/2048	340	350
City & County of Denver CO Pledged Excise Tax Revenue
0.00%, 08/01/2034	500	320
Colorado Crossing Metropolitan District No 2
5.00%, 12/01/2050	500	376
Colorado Health Facilities Authority
4.00%, 05/15/2031	40	38
4.00%, 05/15/2032	50	47
4.00%, 05/15/2033	55	51
4.00%, 05/15/2034	55	51
4.00%, 05/15/2035	55	50
4.00%, 05/15/2036	60	53
4.00%, 11/01/2039	3,775	3,615
4.00%, 05/15/2041	100	82
4.00%, 05/15/2048	150	115
4.00%, 08/01/2049	250	229
4.00%, 09/01/2050	375	330
5.75%, 12/01/2035(4)	100	74
6.13%, 12/01/2045(4)	875	597
6.25%, 12/01/2050(4)	485	326
Colorado High Performance Transportation Enterprise
5.00%, 12/31/2047	3,330	3,332
5.00%, 12/31/2051	5,000	5,000
5.00%, 12/31/2056	5,760	5,714
Colorado International Center Metropolitan District No 14
5.88%, 12/01/2046	1,090	1,067
Copperleaf Metropolitan District No 4
5.00%, 12/01/2039	775	740
5.00%, 12/01/2049	1,500	1,346
Cornerstar Metropolitan District
5.13%, 12/01/2037	500	492
Cottonwood Highlands Metropolitan District No 1
5.00%, 12/01/2049	900	816
Denver Convention Center Hotel Authority
5.00%, 12/01/2030	2,000	2,060
Denver Gateway Center Metropolitan District
5.50%, 12/01/2038	1,357	1,305
5.63%, 12/01/2048	2,130	1,979
Denver Health & Hospital Authority
5.00%, 12/01/2048	1,800	1,770
Denver International Business Center Metropolitan District No 1
6.00%, 12/01/2048	600	598
Denver Urban Renewal Authority
5.25%, 12/01/2039(4)	1,000	1,010
E-470 Public Highway Authority
5.00%, 09/01/2040	4,975	5,027
Fitzsimons Village Metropolitan District No 1
5.00%, 12/01/2049	500	439
Great Western Metropolitan District
4.75%, 12/01/2050	625	541
Highlands Metropolitan District No 1
4.00%, 12/01/2031	500	426
5.00%, 12/01/2041	550	478
Hogback Metropolitan District
5.00%, 12/01/2041	725	664
5.00%, 12/01/2051	1,050	910
Mirabelle Metropolitan District No 2
5.00%, 12/01/2039	700	665
5.00%, 12/01/2049	1,000	891
Painted Prairie Metropolitan District No 2
5.25%, 12/01/2048	1,350	1,235
Park Creek Metropolitan District
5.00%, 12/01/2027	50	52
5.00%, 12/01/2045	3,100	3,116
Peak Metropolitan District No 1
5.00%, 12/01/2041(4)	1,000	920
Pronghorn Valley Metropolitan District
3.75%, 12/01/2041	515	401
4.00%, 12/01/2051	650	486
Public Authority for Colorado Energy
6.25%, 11/15/2028	410	440
6.50%, 11/15/2038	790	953
Pueblo Urban Renewal Authority
0.00%, 12/01/2025(4)	250	202
4.75%, 12/01/2045(4)	2,390	1,625
Rampart Range Metropolitan District No 1
5.00%, 12/01/2047	650	665
Rampart Range Metropolitan District No 5
4.00%, 12/01/2036	750	630
4.00%, 12/01/2051	2,725	1,948

Riverwalk Metropolitan District No 2
5.00%, 12/01/2052	1,865	1,609
Serenity Ridge Metropolitan District No 2
5.13%, 12/01/2037	1,290	1,337
Southglenn Metropolitan District
5.00%, 12/01/2046	625	579
State of Colorado
6.00%, 12/15/2039	1,200	1,441
6.00%, 12/15/2040	5,165	6,174
6.00%, 12/15/2041	6,125	7,297
STC Metropolitan District No 2
4.00%, 12/01/2029	750	698
5.00%, 12/01/2038	565	527
5.00%, 12/01/2049	500	450
Thompson Crossing Metropolitan District No 4
5.00%, 12/01/2049	500	440
Vauxmont Metropolitan District
5.00%, 12/15/2030	375	395
5.00%, 12/01/2032	50	55
5.00%, 12/01/2035	20	22
Weld County School District No 6 Greeley
4.00%, 12/01/2045	1,000	1,000
Willow Bend Metropolitan District
5.00%, 12/01/2039	600	573
5.00%, 12/01/2049	1,000	899

Total Colorado		95,510

Connecticut – 0.81%
Connecticut State Health & Educational Facilities Authority
4.00%, 07/01/2044	1,110	884
4.00%, 07/01/2049	3,730	2,834
5.00%, 07/01/2031	270	268
5.00%, 07/01/2032	280	276
5.00%, 07/01/2033	175	171
5.00%, 07/01/2034	125	121
5.00%, 07/01/2043	2,445	2,256
5.00%, 09/01/2053(4)	110	87
Mashantucket Western Pequot Tribe
6.05%, 07/01/2031(9)	1,985	442
Mohegan Tribe of Indians of Connecticut
5.75%, 02/01/2024(4)	500	500
6.75%, 02/01/2045(4)	438	438
State of Connecticut Special Tax Revenue
4.00%, 05/01/2036	3,260	3,387
5.00%, 01/01/2038	4,400	4,677
Steel Point Infrastructure Improvement District
4.00%, 04/01/2051(4)	485	363
Town of Hamden CT
5.00%, 01/01/2040	2,485	2,210
5.00%, 01/01/2050	570	470

Total Connecticut		19,384

Delaware – 0.96%
County of Kent DE
5.00%, 07/01/2032	20	20
5.00%, 07/01/2040	2,195	2,124
5.00%, 07/01/2048	2,505	2,320
5.00%, 07/01/2053	295	269
5.00%, 07/01/2058	250	225
County of Sussex DE
5.00%, 01/01/2036	2,790	2,675
Delaware State Economic Development Authority
4.00%, 09/01/2030	195	195
4.00%, 09/01/2041	550	499
4.00%, 06/01/2042	1,000	805
4.00%, 06/01/2052	110	81
4.00%, 06/01/2057	105	75
5.00%, 09/01/2036	1,225	1,257
5.00%, 08/01/2039	715	702
5.00%, 09/01/2040	340	350
5.00%, 09/01/2046	700	705
5.00%, 11/15/2048	2,000	1,890
5.00%, 08/01/2049	900	849
5.00%, 09/01/2050	370	374
5.00%, 08/01/2054	835	775
Delaware State Health Facilities Authority
5.00%, 06/01/2037	1,455	1,514
5.00%, 06/01/2043	1,420	1,454
5.00%, 06/01/2048	675	686
5.00%, 06/01/2050	3,165	3,204

Total Delaware		23,048

District of Columbia – 1.21%
District of Columbia
0.00%, 06/01/2046(4)	1,440	926
5.00%, 06/01/2036	205	208

5.00%, 07/01/2037	195	181
5.00%, 06/01/2041	380	381
5.00%, 07/01/2042	2,200	1,948
5.00%, 06/01/2046	3,565	3,567
5.00%, 07/01/2052	2,065	1,719
5.13%, 01/01/2035	105	93
5.25%, 01/01/2039	70	60
District of Columbia Tobacco Settlement Financing Corp.
0.00%, 06/15/2046	3,560	692
0.00%, 06/15/2046	16,530	3,835
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2043	8,000	8,302
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2035	6,025	3,805
0.00%, 10/01/2037	1,870	1,059
0.00%, 10/01/2038	680	357
0.00%, 10/01/2039	135	67
0.00%, 10/01/2040	340	159
4.00%, 10/01/2053	500	475
6.50%, 10/01/2044	950	1,070

Total District of Columbia		28,904

Florida – 4.75%
Alachua County Health Facilities Authority
4.00%, 12/01/2049	5,000	4,626
5.00%, 12/01/2036	1,000	1,008
5.00%, 12/01/2044	3,350	3,351
6.00%, 11/15/2034	50	39
6.25%, 11/15/2044	400	285
6.38%, 11/15/2049	940	657
Avenir Community Development District
5.38%, 05/01/2043	200	197
5.63%, 05/01/2054	2,095	2,061
Boggy Creek Improvement District
5.13%, 05/01/2043	605	605
Brevard County Health Facilities Authority
5.00%, 04/01/2039	1,335	1,346
Capital Projects Finance Authority
5.00%, 10/01/2034	585	602
5.00%, 10/01/2035	500	511
Capital Trust Agency, Inc.
4.00%, 06/15/2025(4)	250	245
4.00%, 06/15/2031(4)	700	639
4.00%, 06/15/2041(4)	155	125
4.00%, 06/15/2051(4)	235	173
5.00%, 07/01/2049(4)	265	236
5.25%, 12/01/2058(4)	3,270	2,970
Celebration Pointe Community Development District No 1
3.00%, 05/01/2031	50	44
3.38%, 05/01/2041	90	71
4.00%, 05/01/2053	115	92
4.75%, 05/01/2024	15	15
5.00%, 05/01/2032	70	71
5.13%, 05/01/2045	65	64
City of Atlantic Beach FL
5.00%, 11/15/2043	250	221
5.00%, 11/15/2048	500	425
City of Gainesville FL Utilities System Revenue
3.72%, 10/01/2047(1)	1,360	1,360
City of Jacksonville FL
5.00%, 06/01/2053(4)	2,265	2,000
City of Tampa FL
0.00%, 09/01/2036	800	447
0.00%, 09/01/2037	800	420
5.00%, 04/01/2040	1,115	1,131
County of Miami-Dade FL Aviation Revenue
4.00%, 10/01/2041	1,500	1,467
5.00%, 10/01/2034	3,000	3,021
5.00%, 10/01/2034	6,070	6,112
County of Miami-Dade FL Water & Sewer System Revenue
4.00%, 10/01/2048	2,085	2,032
Crossings At Fleming Island Community Development District
4.50%, 05/01/2030	3,310	3,277
Double Branch Community Development District
4.00%, 05/01/2025	15	15
Everest GMR Community Development District
6.20%, 05/01/2054	3,515	3,520
Florida Development Finance Corp.
3.00%, 06/01/2032	3,580	2,843
4.00%, 07/01/2051(4)	1,000	818
4.00%, 02/01/2052	255	192
5.00%, 06/15/2028	310	318
5.00%, 02/15/2031	595	607
5.00%, 06/15/2035	145	147

5.00%, 02/15/2038	600	603
5.00%, 09/15/2040(4)	500	444
5.00%, 02/15/2048	1,600	1,604
5.00%, 06/15/2050	100	97
5.00%, 02/01/2052	2,955	2,713
6.13%, 07/01/2032(1)(4)	5,000	5,031
Florida Higher Educational Facilities Financial Authority
4.50%, 06/01/2033(4)	2,000	1,939
4.75%, 06/01/2038(4)	215	201
5.00%, 06/01/2048(4)	3,155	2,844
Halifax Hospital Medical Center
5.00%, 06/01/2036	3,000	3,097
JEA Electric System Revenue
4.00%, 10/01/2036	250	252
Lakes of Sarasota Community Development District
3.88%, 05/01/2031	430	411
3.90%, 05/01/2041	285	243
4.10%, 05/01/2051	265	216
4.13%, 05/01/2031	1,000	966
4.13%, 05/01/2041	200	176
4.30%, 05/01/2051	325	274
Lakewood Ranch Stewardship District
3.13%, 05/01/2025	130	127
3.40%, 05/01/2030	370	342
4.00%, 05/01/2040	600	521
4.00%, 05/01/2050	1,000	791
5.00%, 05/01/2036	100	101
5.13%, 05/01/2046	200	195
5.25%, 05/01/2037	245	248
5.30%, 05/01/2039	70	71
5.38%, 05/01/2047	310	314
5.45%, 05/01/2048	115	115
5.50%, 05/01/2039(4)	65	66
5.65%, 05/01/2048(4)	80	81
Laurel Road Community Development District
3.00%, 05/01/2031	200	175
3.13%, 05/01/2031	1,455	1,287
4.00%, 05/01/2052	1,450	1,129
Lee County Industrial Development Authority
5.63%, 12/01/2037(4)	350	270
5.75%, 12/01/2052(4)	1,310	899
Miami-Dade County Educational Facilities Authority
5.00%, 04/01/2040	2,855	2,906
5.00%, 04/01/2045	1,010	1,025
Miami-Dade County Industrial Development Authority
6.25%, 01/01/2059(4)	500	493
Orange County Health Facilities Authority
4.00%, 10/01/2052	395	361
5.00%, 08/01/2035	1,500	1,505
5.00%, 10/01/2053	2,300	2,412
Palm Beach County Health Facilities Authority
4.00%, 06/01/2041	175	137
4.25%, 06/01/2056	2,100	1,512
5.00%, 06/01/2055	2,500	2,112
Pinellas County Industrial Development Authority
5.00%, 07/01/2039	100	101
Sarasota County Health Facilities Authority
5.00%, 01/01/2037	95	87
5.00%, 01/01/2042	840	741
5.00%, 01/01/2047	1,095	932
5.00%, 01/01/2052	460	383
Sawyers Landing Community Development District
3.75%, 05/01/2031	500	454
4.13%, 05/01/2041	205	175
4.25%, 05/01/2053	2,720	2,157
Seminole County Industrial Development Authority
4.00%, 06/15/2041(4)	425	349
4.00%, 06/15/2051(4)	830	617
4.00%, 06/15/2056(4)	705	505
Southeast Overtown Park West Community Redevelopment Agency
5.00%, 03/01/2030(4)	1,550	1,561
St Johns County Industrial Development Authority
4.00%, 12/15/2050	500	361
Tolomato Community Development District
0.00%, 05/01/2040(9)	45	41
Town of Davie FL
5.00%, 04/01/2048	1,440	1,480
Viera Stewardship District
3.13%, 05/01/2041	820	613
4.00%, 05/01/2053	110	86
5.30%, 05/01/2043	2,000	1,985
5.50%, 05/01/2054	1,505	1,487
Village Community Development District No 13

Village Community Development District No
13 3.00%, 05/01/2029	955	894
3.38%, 05/01/2034	965	881
Village Community Development District No
14 5.38%, 05/01/2042	4,095	4,223
Village Community Development District No
15 5.25%, 05/01/2054(4)	3,000	3,042

Total Florida		113,867

Georgia – 3.12%
Atlanta Development Authority
5.25%, 07/01/2044	5,500	5,604
6.50%, 01/01/2029(2)(3)	665	299
6.75%, 01/01/2035(2)(3)	3,570	1,607
7.00%, 01/01/2040(2)(3)	3,315	1,492
Atlanta Urban Redevelopment Agency
2.38%, 07/01/2026(4)	100	95
2.88%, 07/01/2031(4)	140	129
3.63%, 07/01/2042(4)	290	256
3.88%, 07/01/2051(4)	365	316
Augusta GA Airport Revenue
5.00%, 01/01/2027	370	375
Cobb County Kennestone Hospital Authority
5.00%, 04/01/2047	1,150	1,175
Coweta County Residential Care Facilities for the Elderly Authority
4.00%, 03/01/2031	1,260	1,159
4.00%, 03/01/2041	935	745
Development Authority for Fulton County
5.00%, 04/01/2047	1,500	1,533
Development Authority of Burke County
1.50%, 01/01/2040(1)	345	326
Development Authority Of The City Of Marietta
5.00%, 11/01/2027(4)	235	236
5.00%, 11/01/2037(4)	3,815	3,701
5.00%, 11/01/2047(4)	1,245	1,129
Fulton County Residential Care Facilities for the Elderly Authority
4.00%, 04/01/2041(4)	205	154
4.00%, 04/01/2051(4)	2,075	1,394
5.00%, 04/01/2047(4)	935	779
5.00%, 04/01/2054(4)	735	591
Gainesville & Hall County Hospital Authority
5.00%, 02/15/2045	220	225
5.50%, 02/15/2042	1,330	1,409
George L Smith II Congress Center Authority
2.38%, 01/01/2031	190	165
3.63%, 01/01/2031(4)	105	94
4.00%, 01/01/2036	100	95
4.00%, 01/01/2054	7,480	6,337
5.00%, 01/01/2036(4)	225	214
5.00%, 01/01/2054(4)	6,620	5,562
Macon-Bibb County Urban Development Authority
5.00%, 06/15/2027(4)	15	15
5.75%, 06/15/2037(4)	1,105	1,118
5.88%, 06/15/2047(4)	240	240
6.00%, 06/15/2052(4)	105	105
Main Street Natural Gas, Inc.
4.00%, 08/01/2049(1)	1,000	1,003
5.00%, 05/15/2043	4,520	4,529
5.00%, 12/01/2052(1)	6,490	6,695
5.00%, 07/01/2053(1)	250	261
5.00%, 09/01/2053(1)	2,100	2,205
Municipal Electric Authority of Georgia
5.00%, 01/01/2034	500	535
5.00%, 01/01/2049	4,455	4,516
5.25%, 07/01/2064	2,000	2,091
Private Colleges & Universities Authority
4.00%, 09/01/2037	8,350	8,707
4.00%, 09/01/2038	4,665	4,791
Savannah Economic Development Authority
7.25%, 01/01/2044	650	662
7.25%, 01/01/2049	120	122

Total Georgia		74,791

Guam – 0.70%
Antonio B Won Pat International Airport Authority
5.13%, 10/01/2034	780	787
5.25%, 10/01/2029	1,145	1,177
5.38%, 10/01/2033	1,050	1,081
5.38%, 10/01/2043	1,250	1,232
Guam Government Waterworks Authority
5.00%, 07/01/2035	1,550	1,562
Guam Power Authority
5.00%, 10/01/2042	350	361
5.00%, 10/01/2043	1,965	2,023
5.00%, 10/01/2044	1,145	1,175
Territory of Guam

4.00%, 01/01/2036	305	291
4.00%, 01/01/2042	2,115	1,869
5.00%, 01/01/2030	70	73
5.00%, 11/01/2030	250	265
5.00%, 01/01/2031	70	73
5.00%, 11/15/2031	1,935	1,996
5.00%, 11/01/2035	875	912
5.00%, 11/01/2040	2,000	2,017

Total Guam		16,894

Idaho – 0.28%
Idaho Health Facilities Authority
5.00%, 03/01/2034	3,155	3,177
Power County Industrial Development Corp.
6.45%, 08/01/2032	310	311
Spring Valley Community Infrastructure District No
1 3.75%, 09/01/2051(4)	4,387	3,324

Total Idaho		6,812

Illinois – 6.21%
Chicago Board of Education
0.00%, 12/01/2024	165	156
0.00%, 12/01/2025	575	521
0.00%, 12/01/2027	1,055	883
0.00%, 12/01/2028	25	20
0.00%, 12/01/2029	100	77
0.00%, 12/01/2029	965	755
0.00%, 12/01/2030	1,765	1,289
4.00%, 12/01/2041	1,000	907
4.00%, 12/01/2047	500	437
5.00%, 12/01/2033	1,750	1,827
5.00%, 12/01/2034	320	338
5.00%, 12/01/2034	555	555
5.00%, 12/01/2035	1,050	1,091
5.00%, 12/01/2036	335	339
5.00%, 12/01/2041	100	101
5.00%, 12/01/2042	555	548
7.00%, 12/01/2042(4)	100	108
7.00%, 12/01/2044	115	121
Chicago Midway International Airport
5.00%, 01/01/2027	6,750	6,773
5.00%, 01/01/2032	2,000	2,007
5.00%, 01/01/2046	300	305
Chicago Transit Authority Sales Tax Receipts Fund
4.00%, 12/01/2049	2,000	1,892
City of Chicago IL
0.00%, 01/01/2027	680	608
4.00%, 01/01/2036	250	243
5.00%, 01/01/2024	1,000	1,006
5.00%, 01/01/2028	1,290	1,364
5.00%, 01/01/2034	200	218
5.00%, 01/01/2035	750	764
5.00%, 01/01/2038	2,500	2,526
5.00%, 01/01/2039	1,290	1,332
5.00%, 01/01/2040	205	211
5.50%, 01/01/2035	270	291
5.50%, 01/01/2035	1,100	1,120
5.50%, 01/01/2039	215	236
5.50%, 01/01/2040	815	828
5.50%, 01/01/2040	3,465	3,789
5.50%, 01/01/2041	180	193
5.50%, 01/01/2043	1,830	1,955
5.63%, 01/01/2031	500	531
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2033	2,000	2,038
5.00%, 01/01/2039	1,000	1,009
5.25%, 01/01/2053	940	1,024
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2033	500	509
5.00%, 11/01/2038	525	577
Illinois Development Finance Authority
8.00%, 06/01/2032	1,050	1,051
Illinois Finance Authority
2.45%, 10/01/2039(1)	250	225
5.00%, 02/15/2032	80	79
5.00%, 05/15/2033	1,720	1,580
5.00%, 02/15/2034	120	127
5.00%, 08/15/2035	180	184
5.00%, 02/15/2036	170	178
5.00%, 05/15/2036	95	80
5.00%, 05/15/2037	655	649
5.00%, 05/15/2037	1,050	1,086
5.00%, 05/15/2040	85	67
5.00%, 02/15/2041	235	243
5.00%, 05/15/2041	400	343

5.00%, 08/15/2044	340	340
5.00%, 05/15/2047	205	187
5.00%, 05/15/2051	1,000	795
5.00%, 05/15/2056	1,630	1,264
5.13%, 05/15/2038	1,745	1,489
5.25%, 02/15/2037	435	431
5.25%, 05/15/2042	135	110
5.25%, 05/15/2045	80	83
5.25%, 05/15/2050	220	228
5.25%, 05/15/2054	1,575	1,169
5.63%, 08/01/2053(4)	1,705	1,708
6.13%, 11/15/2035	210	212
6.38%, 11/15/2043	270	272
Illinois Housing Development Authority
5.00%, 10/01/2046	120	123
6.25%, 10/01/2052	115	125
Illinois State Toll Highway Authority
4.00%, 01/01/2046	2,000	1,920
5.00%, 01/01/2042	250	262
Metropolitan Pier & Exposition Authority
0.00%, 12/15/2029	1,000	786
0.00%, 12/15/2030	260	195
0.00%, 12/15/2032	1,000	691
0.00%, 12/15/2033	3,955	2,619
0.00%, 12/15/2034	550	347
0.00%, 12/15/2035	75	44
0.00%, 12/15/2035	10,000	5,964
0.00%, 06/15/2036	65	37
0.00%, 06/15/2036	1,000	579
0.00%, 06/15/2037	1,585	848
0.00%, 12/15/2038	205	101
0.00%, 06/15/2039	220	105
0.00%, 06/15/2041	1,535	657
4.00%, 06/15/2050	1,000	905
4.00%, 06/15/2052	2,030	1,822
5.00%, 12/15/2027	2,500	2,564
5.00%, 06/15/2042	4,600	4,749
5.00%, 12/15/2045	50	51
5.00%, 06/15/2050	6,115	6,218
5.00%, 06/15/2057	3,275	3,303
5.50%, 06/15/2053	5,000	5,079
Northern Illinois University
4.00%, 10/01/2039	875	828
4.00%, 10/01/2040	800	749
4.00%, 10/01/2041	800	742
4.00%, 10/01/2043	975	895
Regional Transportation Authority
6.00%, 07/01/2033	510	624
State of Illinois
4.00%, 03/01/2039	2,055	1,986
4.00%, 11/01/2039	2,000	1,928
5.00%, 04/01/2024	110	111
5.00%, 10/01/2025	355	366
5.00%, 11/01/2025	8,810	9,097
5.00%, 02/01/2026	95	98
5.00%, 11/01/2026	3,000	3,147
5.00%, 02/01/2027	1,000	1,053
5.00%, 11/01/2027	100	105
5.00%, 02/01/2028	290	305
5.00%, 11/01/2028	3,485	3,710
5.00%, 11/01/2028	5,000	5,231
5.00%, 11/01/2029	725	773
5.00%, 10/01/2031	170	183
5.00%, 10/01/2031	955	1,030
5.00%, 05/01/2032	5,250	5,305
5.00%, 10/01/2032	215	231
5.00%, 12/01/2033	235	261
5.00%, 05/01/2034	2,635	2,659
5.50%, 05/01/2025	840	868
5.50%, 07/01/2038	1,500	1,500
5.50%, 03/01/2042	3,410	3,753
5.50%, 03/01/2047	435	472
5.50%, 05/01/2047	160	174
State of Illinois Sales Tax Revenue
5.00%, 06/15/2027	175	185
Upper Illinois River Valley Development Authority
5.00%, 12/01/2032(4)	285	269
5.25%, 12/01/2037(4)	2,005	1,878
5.25%, 12/01/2047(4)	550	483
Village of Hillside IL
5.00%, 01/01/2024	220	221

Total Illinois		148,916

Indiana – 1.36%
City of East Chicago IN
5.50%, 09/01/2028	120	113
City of Valparaiso IN
6.75%, 01/01/2034	500	507
7.00%, 01/01/2044	680	690
City of Whiting IN
4.40%, 11/01/2045(1)	440	449
5.00%, 12/01/2044(1)	2,725	2,805
Indiana Finance Authority
2.50%, 11/01/2030	1,000	874
3.00%, 11/01/2030	1,000	905
4.05%, 05/01/2034(1)	1,470	1,470
4.13%, 12/01/2026	5,180	5,123
4.25%, 11/01/2030	4,615	4,590
5.00%, 03/01/2036	2,000	2,046
5.00%, 06/01/2053	1,800	1,817
5.25%, 01/01/2051	5,450	5,450
5.50%, 07/01/2052	4,145	4,307
7.00%, 11/15/2043	545	550
Indiana Housing & Community Development Authority
3.00%, 01/01/2052	520	498
Town of Shoals IN
7.25%, 11/01/2043(9)	335	337

Total Indiana		32,531

Iowa – 0.16%
Iowa Finance Authority
4.75%, 08/01/2042	1,180	1,151
5.00%, 12/01/2050	1,000	1,013
Iowa Tobacco Settlement Authority
0.00%, 06/01/2065	7,000	804
4.00%, 06/01/2036	775	775

Total Iowa		3,743

Kansas – 0.32%
City of Lenexa KS
5.00%, 05/15/2030	85	85
5.00%, 05/15/2032	80	80
5.00%, 05/15/2039	405	382
City of Manhattan KS
4.00%, 06/01/2027	2,885	2,877
4.00%, 06/01/2046	250	181
City of Overland Park KS Sales Tax Revenue
6.50%, 11/15/2042(4)	4,025	4,120

Total Kansas		7,725

Kentucky – 1.21%
City of Ashland KY
4.00%, 02/01/2034	500	496
4.00%, 02/01/2038	620	573
City of Henderson KY
4.45%, 01/01/2042(4)	1,165	1,120
4.70%, 01/01/2052(4)	1,000	952
4.70%, 01/01/2052(4)	2,495	2,375
County of Boyle KY
5.25%, 06/01/2049	1,900	2,023
Kentucky Economic Development Finance Authority
5.00%, 05/15/2031	350	321
5.00%, 06/01/2037	785	792
5.00%, 06/01/2041	570	566
5.00%, 06/01/2045	1,550	1,523
5.00%, 12/01/2045	300	307
5.00%, 05/15/2046	980	739
5.00%, 12/01/2047	180	180
5.00%, 05/15/2051	575	418
5.25%, 06/01/2041	1,240	1,269
5.25%, 06/01/2050	955	961
5.38%, 11/15/2042	305	252
5.50%, 11/15/2045	160	131
6.00%, 11/15/2036	275	231
6.25%, 11/15/2046	2,565	1,987
6.38%, 11/15/2051	645	494
Kentucky Higher Education Student Loan Corp.
4.00%, 06/01/2037	500	482
Kentucky Public Energy Authority
4.00%, 04/01/2048(1)	4,000	3,996
4.00%, 02/01/2050(1)	4,805	4,751
Kentucky Public Transportation Infrastructure Authority
5.75%, 07/01/2049	1,060	1,060
6.00%, 07/01/2053	970	970

Total Kentucky		28,969

Louisiana – 1.09%
City of New Orleans LA Sewerage Service Revenue
5.00%, 06/01/2033	100	104
5.00%, 06/01/2040	185	192
5.00%, 06/01/2045	120	124

City of New Orleans LA Water System Revenue
5.00%, 12/01/2045	375	391
Jefferson Parish Economic Development & Port District
5.50%, 06/15/2038(4)	765	760
5.63%, 06/15/2048(4)	1,750	1,681
Juban Crossing Economic Development District
7.00%, 09/15/2044(4)	1,000	1,003
Louisiana Housing Corp.
5.75%, 06/01/2054	650	703
Louisiana Local Government Environmental Facilities & Community Development Auth
3.50%, 11/01/2032	7,705	7,420
Louisiana Public Facilities Authority
5.00%, 07/01/2051	500	505
New Orleans Aviation Board
5.00%, 01/01/2031	45	47
5.00%, 01/01/2034	55	57
5.00%, 01/01/2035	45	47
5.00%, 01/01/2036	500	517
5.00%, 01/01/2037	500	515
5.00%, 01/01/2040	1,540	1,561
5.00%, 01/01/2043	135	137
5.00%, 01/01/2048	525	532
Parish of St James LA
5.85%, 08/01/2041(1)(4)	110	113
6.10%, 06/01/2038(1)(4)	1,360	1,466
6.10%, 12/01/2040(1)(4)	2,400	2,587
6.35%, 07/01/2040(4)	3,380	3,653
6.35%, 10/01/2040(4)	440	475
Parish of St John the Baptist LA
2.13%, 06/01/2037(1)	575	564
2.38%, 06/01/2037(1)	1,000	949

Total Louisiana		26,103

Maine – 0.05%
Maine Health & Higher Educational Facilities Authority
5.00%, 07/01/2046	1,250	1,146

Total Maine		1,146

Maryland – 3.33%
City of Baltimore MD
5.00%, 09/01/2031	1,000	1,004
5.00%, 09/01/2036	2,790	2,740
5.00%, 09/01/2042	195	182
5.00%, 09/01/2046	4,010	3,647
City of Gaithersburg MD
5.00%, 01/01/2027	1,435	1,442
5.00%, 01/01/2028	135	136
5.00%, 01/01/2033	635	631
City of Rockville MD
4.25%, 11/01/2037	25	20
4.50%, 11/01/2043	135	108
5.00%, 11/01/2029	35	34
5.00%, 11/01/2031	100	95
5.00%, 11/01/2032	35	33
5.00%, 11/01/2035	70	64
5.00%, 11/01/2037	135	122
5.00%, 11/01/2042	2,480	2,150
5.00%, 11/01/2047	2,335	1,962
City of Westminster MD
5.00%, 07/01/2024	60	60
5.13%, 07/01/2034	305	310
5.50%, 07/01/2044	305	311
6.25%, 07/01/2044	2,275	2,289
County of Anne Arundel MD
6.50%, 07/01/2033(9)	200	200
6.75%, 07/01/2043(9)	390	390
County of Montgomery MD
5.38%, 07/01/2048	1,065	894
County of Prince George’s MD
5.13%, 07/01/2039(4)	1,500	1,483
County of Washington MD
4.00%, 05/01/2026	120	116
4.00%, 05/01/2027	120	114
4.00%, 05/01/2030	140	126
4.00%, 05/01/2031	75	66
4.00%, 05/01/2036	1,690	1,383
4.00%, 05/01/2042	3,770	2,835
Maryland Community Development Administration
6.00%, 03/01/2053	3,000	3,240
Maryland Economic Development Corp.
4.00%, 06/01/2038	350	295
4.00%, 09/01/2040	150	135
4.00%, 09/01/2050	950	807
4.38%, 07/01/2036	150	143
4.50%, 07/01/2044	500	465

5.00%, 06/01/2025	70	71
5.00%, 06/01/2027	70	73
5.00%, 07/01/2027	1,100	1,101
5.00%, 06/01/2028	100	105
5.00%, 07/01/2028	100	102
5.00%, 11/12/2028	3,145	3,248
5.00%, 06/01/2029(4)	165	170
5.00%, 07/01/2029	75	76
5.00%, 06/01/2030	70	74
5.00%, 06/01/2032	70	74
5.00%, 06/01/2033(4)	170	175
5.00%, 06/01/2035	1,590	1,659
5.00%, 07/01/2036	100	100
5.00%, 06/01/2049	1,350	1,365
5.00%, 06/01/2058	945	880
5.25%, 06/30/2053	2,395	2,484
5.25%, 06/30/2055	18,375	18,972
5.75%, 09/01/2025	2,500	2,521
Maryland Health & Higher Educational Facilities Authority
4.00%, 06/01/2046	1,080	962
4.00%, 06/01/2051	1,805	1,559
4.00%, 06/01/2055	1,125	953
5.00%, 07/01/2030	600	620
5.00%, 07/01/2032	40	41
5.00%, 07/01/2033	105	108
5.00%, 07/01/2034	120	124
5.00%, 07/01/2035	110	113
5.00%, 07/01/2036	100	103
5.00%, 08/15/2038	1,945	1,979
5.00%, 07/01/2043	500	502
5.00%, 01/01/2045	70	71
5.00%, 07/01/2045	2,000	2,023
5.50%, 01/01/2036	465	483
5.50%, 01/01/2046	3,410	3,472
6.75%, 07/01/2044	185	185
Maryland Stadium Authority Built to Learn Revenue
4.00%, 06/01/2046	3,000	2,887
Prince George’s County Revenue Authority
4.75%, 07/01/2036(4)	120	120
5.00%, 07/01/2046(4)	170	170
Washington Suburban Sanitary Commission
4.00%, 06/01/2038	100	102

Total Maryland		79,859

Massachusetts – 0.76%
Massachusetts Development Finance Agency
5.00%, 07/15/2036(4)	235	217
5.00%, 07/15/2037(4)	245	225
5.00%, 10/01/2037(4)	645	623
5.00%, 11/15/2038(4)	180	183
5.00%, 10/01/2041	825	813
5.00%, 07/15/2046(4)	1,000	865
5.00%, 10/01/2047(4)	1,825	1,651
5.00%, 10/01/2048	9,700	9,220
5.00%, 10/01/2057(4)	1,880	1,650
5.13%, 01/01/2040	1,020	933
5.13%, 11/15/2046(4)	1,050	1,061
5.25%, 01/01/2050	180	156
5.45%, 05/15/2059	170	192
5.63%, 07/15/2036	40	39
5.75%, 07/15/2043	225	220
Massachusetts Educational Financing Authority
4.25%, 07/01/2044	100	99

Total Massachusetts		18,147

Michigan – 1.55%
Calhoun County Hospital Finance Authority
5.00%, 02/15/2037	1,765	1,771
5.00%, 02/15/2041	385	377
5.00%, 02/15/2047	1,080	1,026
City of Detroit MI
5.00%, 04/01/2029	50	51
5.00%, 04/01/2030	50	51
5.00%, 04/01/2031	50	51
5.00%, 04/01/2032	60	62
5.00%, 04/01/2033	80	82
5.00%, 04/01/2034	1,000	1,024
5.00%, 04/01/2037	145	146
5.00%, 04/01/2038	95	95
5.00%, 04/01/2050	155	148
5.50%, 04/01/2031	560	598
5.50%, 04/01/2033	470	501
5.50%, 04/01/2035	350	371
5.50%, 04/01/2037	465	486
5.50%, 04/01/2039	645	668

5.50%, 04/01/2045	750	766
5.50%, 04/01/2050	605	614
Detroit Downtown Development Authority
5.00%, 07/01/2038	1,000	1,006
Flint Hospital Building Authority
5.00%, 07/01/2023	190	190
Gerald R Ford International Airport Authority
5.00%, 01/01/2046	1,500	1,583
5.00%, 01/01/2051	1,345	1,412
Grand Rapids Economic Development Corp.
5.00%, 11/01/2032	145	134
5.00%, 11/01/2037	80	69
5.00%, 11/01/2047	190	149
5.00%, 11/01/2052	80	61
Great Lakes Water Authority Sewage Disposal System Revenue
5.00%, 07/01/2036	1,000	1,044
5.25%, 07/01/2047	4,330	4,721
Karegnondi Water Authority
5.00%, 11/01/2036	1,300	1,376
5.25%, 11/01/2040	130	130
Kentwood Economic Development Corp.
4.00%, 11/15/2043	1,000	770
4.00%, 11/15/2045	750	564
Michigan Finance Authority
4.00%, 11/15/2050	160	147
5.00%, 07/01/2033	350	359
5.00%, 07/01/2034	280	287
5.00%, 07/01/2035	420	429
Michigan State Building Authority
4.00%, 10/15/2041	1,400	1,398
Michigan State Housing Development Authority
5.00%, 06/01/2053	1,000	1,033
Michigan Strategic Fund
4.00%, 10/01/2061(1)	2,000	1,989
Michigan Tobacco Settlement Finance Authority
0.00%, 06/01/2052	4,030	471
State of Michigan Trunk Line Revenue
4.00%, 11/15/2046	250	245
University of Michigan
3.60%, 04/01/2038(1)	1,300	1,300
Wayne County Airport Authority
5.00%, 12/01/2037	250	265
5.00%, 12/01/2040	3,000	3,073
5.00%, 12/01/2042	900	923
5.00%, 12/01/2042	1,000	1,000
5.00%, 12/01/2047	2,000	2,046

Total Michigan		37,062

Minnesota – 0.36%
City of Deephaven MN
5.00%, 10/01/2037	1,285	1,163
5.00%, 10/01/2049	2,270	1,911
City of Rochester MN
5.00%, 12/01/2025	700	684
5.00%, 11/15/2057	3,120	3,361
5.25%, 12/01/2038	1,000	873
City of Woodbury MN
4.00%, 07/01/2041	60	48
4.00%, 07/01/2051	45	33
4.00%, 07/01/2056	40	28
Housing & Redevelopment Authority of The City of St Paul Minnesota
4.00%, 11/01/2042	675	528

Total Minnesota		8,629

Missouri – 1.22%
Cape Girardeau County Industrial Development Authority
3.00%, 03/01/2046	100	69
Health & Educational Facilities Authority of the State of Missouri
3.60%, 10/01/2035(1)	1,000	1,000
4.00%, 08/01/2031	310	280
4.00%, 08/01/2041	410	324
5.00%, 02/01/2035	1,945	1,897
5.00%, 08/01/2040	1,145	1,092
5.00%, 02/01/2046	440	404
Industrial Development Authority of the City of St Louis Missouri
3.88%, 11/15/2029	150	130
4.38%, 11/15/2035	415	331
4.75%, 11/15/2047	1,450	1,066
Kansas City Industrial Development Authority
4.00%, 03/01/2050	170	159
4.00%, 03/01/2050	4,515	4,163
4.00%, 03/01/2057	7,525	6,923
5.00%, 03/01/2054	340	347
Kirkwood Industrial Development Authority
5.25%, 05/15/2037	135	115

5.25%, 05/15/2042	115	93
5.25%, 05/15/2050	270	204
St Louis County Industrial Development Authority
5.00%, 12/01/2025	465	465
5.00%, 08/15/2030	70	67
5.00%, 08/15/2035	50	46
5.00%, 12/01/2035	135	128
5.00%, 09/01/2038	820	750
5.00%, 09/01/2048	1,845	1,548
5.13%, 08/15/2045	315	267
5.13%, 12/01/2045	145	131
5.13%, 09/01/2048	3,050	2,607
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2029	1,000	1,031
5.13%, 06/01/2046	350	353
5.38%, 06/01/2043	2,995	3,056
Taney County Industrial Development Authority
6.00%, 10/01/2049(4)	300	296

Total Missouri		29,342

Montana – 0.08%
City of Kalispell MT
5.25%, 05/15/2037	810	722
5.25%, 05/15/2047	990	803
5.25%, 05/15/2052	560	442

Total Montana		1,967

Nebraska – 0.37%
Central Plains Energy Project
5.00%, 09/01/2030	240	254
5.00%, 09/01/2033	1,500	1,616
5.00%, 09/01/2035	1,025	1,095
5.00%, 03/01/2050(1)	5,670	5,694
5.00%, 05/01/2053(1)	100	104

Total Nebraska		8,763

Nevada – 0.64%
City of Las Vegas NV Special Improvement District No 814
4.00%, 06/01/2039	440	396
4.00%, 06/01/2049	1,050	863
City of Las Vegas NV Special Improvement District No 815
4.75%, 12/01/2040	895	861
City of Las Vegas NV Special Improvement District No 816
3.00%, 06/01/2041	630	458
3.13%, 06/01/2046	1,300	888
City of North Las Vegas NV
4.63%, 06/01/2043	115	108
City of Reno NV
0.00%, 07/01/2058(4)	12,500	1,616
5.00%, 06/01/2033	15	16
5.00%, 06/01/2036	15	16
5.00%, 06/01/2037	35	37
5.00%, 06/01/2038	155	164
5.00%, 06/01/2048	35	36
Clark County School District
4.00%, 06/15/2038	775	781
5.00%, 06/15/2035	500	561
Henderson Public Improvement Trust
5.50%, 01/01/2034	120	123
5.50%, 01/01/2039	175	179
5.50%, 01/01/2044	255	261
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2031	600	639
5.00%, 07/01/2043	2,500	2,606
Las Vegas Redevelopment Agency
5.00%, 06/15/2030	1,030	1,066
5.00%, 06/15/2040	990	1,008
5.00%, 06/15/2045	540	547
Las Vegas Valley Water District
4.00%, 06/01/2051	500	488
State of Nevada Department of Business & Industry
4.13%, 12/01/2026(1)(4)	1,650	1,651

Total Nevada		15,369

New Hampshire – 0.52%
New Hampshire Business Finance Authority
3.63%, 07/01/2043(1)(4)	250	191
3.75%, 07/01/2045(1)(4)	1,280	994
4.00%, 10/20/2036	4,632	4,388
4.00%, 01/01/2041	2,000	1,660
4.00%, 01/01/2051	3,000	2,279
4.13%, 01/20/2034	878	857
4.63%, 11/01/2042(4)	500	430
5.25%, 07/01/2039(4)	345	312
5.63%, 07/01/2046(4)	185	167
5.75%, 07/01/2054(4)	465	418
New Hampshire Health & Education Facilities Authority Act

5.00%, 10/01/2036	55	55
5.00%, 10/01/2040	50	49
5.00%, 10/01/2046	415	398
5.25%, 07/01/2027(2)(3)(4)	459	101
6.13%, 07/01/2037(2)(3)(4)	96	21
6.13%, 07/01/2052(2)(3)(4)	442	97
6.25%, 07/01/2042(2)(3)(4)	730	161

Total New Hampshire		12,578

New Jersey – 4.65%
Essex County Improvement Authority
4.00%, 06/15/2046	135	117
4.00%, 06/15/2056	150	123
Industrial Pollution Control Financing Authority of Gloucester County
5.00%, 12/01/2024	110	111
New Brunswick Parking Authority
5.00%, 09/01/2039	2,000	2,077
New Jersey Economic Development Authority
0.00%, 07/01/2026	170	155
4.00%, 11/01/2038	825	820
4.00%, 11/01/2044	1,555	1,497
4.00%, 08/01/2059	355	316
4.38%, 01/01/2024	20	20
4.88%, 01/01/2029	70	69
5.00%, 06/15/2024	2,000	2,030
5.00%, 03/01/2028	485	521
5.00%, 01/01/2030	635	630
5.00%, 01/01/2031	500	503
5.00%, 01/01/2034	135	133
5.00%, 06/15/2037	85	85
5.00%, 10/01/2037	6,080	6,179
5.00%, 10/01/2047	9,690	9,693
5.00%, 01/01/2048	4,220	3,843
5.00%, 06/15/2054(4)	3,250	2,934
5.00%, 08/01/2059	1,135	1,165
5.13%, 01/01/2034	705	709
5.13%, 06/15/2043	2,570	2,570
5.25%, 09/15/2029	1,000	1,003
5.25%, 01/01/2044	525	491
5.50%, 01/01/2027	500	504
5.63%, 11/15/2030	2,095	2,128
5.63%, 11/15/2030	2,840	2,885
5.63%, 01/01/2052	3,155	3,166
5.75%, 09/15/2027	1,000	1,002
New Jersey Educational Facilities Authority
5.00%, 07/01/2040	270	279
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2027	1,000	1,056
5.00%, 07/01/2033	500	521
5.00%, 07/01/2046	2,375	2,396
New Jersey Higher Education Student Assistance Authority
4.00%, 12/01/2044	600	583
5.00%, 12/01/2044	1,000	973
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2028	2,000	1,650
0.00%, 12/15/2030	2,305	1,756
0.00%, 12/15/2031	2,075	1,518
0.00%, 12/15/2034	200	128
4.00%, 06/15/2039	1,050	1,035
4.00%, 06/15/2040	1,750	1,713
4.00%, 06/15/2042	1,210	1,168
4.00%, 06/15/2045	1,975	1,888
4.00%, 06/15/2046	1,790	1,705
4.00%, 06/15/2050	1,565	1,475
5.00%, 12/15/2030	2,250	2,442
5.00%, 06/15/2031	1,125	1,175
5.00%, 06/15/2036	70	77
5.00%, 06/15/2038	1,675	1,813
5.25%, 06/15/2043	9,330	9,822
5.25%, 06/15/2046	1,425	1,556
5.50%, 06/15/2050	1,185	1,309
New Jersey Turnpike Authority
4.00%, 01/01/2051	725	714
5.25%, 01/01/2052	5,000	5,604
State of New Jersey
4.00%, 06/01/2032	1,900	2,038
Tobacco Settlement Financing Corp.
5.00%, 06/01/2046	8,390	8,422
5.25%, 06/01/2046	8,770	9,103

Total New Jersey		111,398

New Mexico – 0.10%
City of Farmington NM
2.15%, 04/01/2033	550	439
3.90%, 06/01/2040(1)	500	502

New Mexico Mortgage Finance Authority
3.00%, 07/01/2052	1,000	958
3.00%, 03/01/2053	510	489

Total New Mexico		2,388

New York – 5.26%
Brooklyn Arena Local Development Corp.
5.00%, 07/15/2042	2,025	2,027
Build NYC Resource Corp.
4.00%, 06/15/2031(4)	300	280
4.88%, 05/01/2031(4)	740	731
5.00%, 01/01/2035(4)	4,750	4,813
5.00%, 12/01/2041(4)	2,550	2,263
5.00%, 06/01/2051(4)	170	153
5.00%, 06/15/2051(4)	6,125	5,248
5.00%, 12/01/2051(4)	1,760	1,471
5.00%, 12/01/2055(4)	1,500	1,227
5.50%, 05/01/2048(4)	1,390	1,370
City of New York NY
4.00%, 08/01/2050	350	340
5.00%, 08/01/2030	1,360	1,555
5.25%, 10/01/2047	3,180	3,575
5.50%, 05/01/2044	900	1,033
Glen Cove Local Economic Assistance Corp.
0.00%, 01/01/2045	5,450	1,411
0.00%, 01/01/2055	1,365	1,200
5.00%, 01/01/2056	1,925	1,676
Long Island Power Authority
5.00%, 09/01/2039	1,725	1,862
Metropolitan Transportation Authority
4.00%, 11/15/2042	1,230	1,180
5.00%, 11/15/2050	225	233
5.00%, 11/15/2052	1,000	1,028
Monroe County Industrial Development Corp.
5.00%, 12/01/2023	500	502
Nassau County Industrial Development Agency
5.00%, 01/01/2058(1)	2,484	1,118
9.00%, 01/01/2041(4)	1,085	901
New York City Industrial Development Agency
3.00%, 01/01/2034	1,000	926
3.00%, 01/01/2037	1,205	1,042
4.00%, 03/01/2045	3,500	3,360
New York City Municipal Water Finance Authority
3.75%, 06/15/2053(1)	300	300
4.13%, 06/15/2047	605	603
New York City Transitional Finance Authority Future Tax Secured Revenue
3.75%, 11/01/2042(1)	2,200	2,200
4.00%, 05/01/2044	315	311
4.00%, 02/01/2051	1,000	975
5.00%, 02/01/2047	3,375	3,681
New York Liberty Development Corp.
2.63%, 09/15/2069	400	365
2.80%, 09/15/2069	1,025	934
3.00%, 11/15/2051	500	361
5.00%, 11/15/2044(4)	2,800	2,753
5.15%, 11/15/2034(4)	2,920	2,926
5.25%, 10/01/2035	4,405	5,029
5.38%, 11/15/2040(4)	7,910	7,924
New York State Dormitory Authority
5.00%, 12/01/2026(4)	300	301
5.00%, 12/01/2026(4)	1,500	1,506
5.00%, 12/01/2027(4)	500	502
5.00%, 12/01/2028(4)	600	602
5.00%, 12/01/2028(4)	3,300	3,324
5.00%, 12/01/2029(4)	450	452
5.00%, 12/01/2030(4)	1,000	1,004
5.00%, 12/01/2031(4)	1,200	1,209
5.00%, 12/01/2033(4)	700	704
5.00%, 12/01/2036(4)	100	100
5.00%, 03/15/2046	2,220	2,421
New York State Thruway Authority
4.00%, 01/01/2047	2,500	2,443
New York Transportation Development Corp.
2.25%, 08/01/2026	2,030	1,954
3.00%, 08/01/2031	205	182
4.00%, 10/01/2030	750	748
4.00%, 12/01/2039	100	97
4.00%, 12/01/2042	500	467
4.38%, 10/01/2045	1,425	1,388
5.00%, 08/01/2026	1,320	1,322
5.00%, 01/01/2027	3,500	3,608
5.00%, 08/01/2031	11,175	11,186
5.00%, 01/01/2034	500	518
5.00%, 12/01/2034	400	425

5.00%, 12/01/2034	1,395	1,524
5.00%, 10/01/2035	425	445
5.00%, 01/01/2036	1,830	1,887
5.00%, 12/01/2037	500	521
5.00%, 12/01/2039	885	924
5.00%, 10/01/2040	2,460	2,513
5.00%, 12/01/2040	560	582
5.00%, 07/01/2041	500	500
5.00%, 12/01/2041	560	580
5.00%, 12/01/2042	560	577
5.00%, 07/01/2046	1,500	1,482
5.25%, 08/01/2031	605	629
5.38%, 08/01/2036	1,265	1,284
Niagara Area Development Corp.
4.75%, 11/01/2042(4)	1,000	875
Port Authority of New York & New Jersey
5.50%, 08/01/2052	1,000	1,094
Suffolk County Economic Development Corp.
5.38%, 11/01/2054(4)	1,115	844
Tompkins County Development Corp.
5.00%, 07/01/2029	60	60
5.00%, 07/01/2034	160	160
Westchester County Local Development Corp.
5.00%, 01/01/2037	525	526
5.00%, 01/01/2041	500	491
5.00%, 11/01/2046	100	97
5.50%, 05/01/2042	1,065	1,067

Total New York		126,012

North Carolina – 1.97%
City of Charlotte NC Airport Special Facilities Revenue
4.00%, 07/01/2038	1,525	1,512
4.00%, 07/01/2039	1,670	1,644
4.00%, 07/01/2040	2,030	1,989
4.00%, 07/01/2041	1,500	1,463
Greater Asheville Regional Airport Authority
5.50%, 07/01/2047	3,950	4,317
North Carolina Housing Finance Agency
3.00%, 07/01/2051	1,000	963
5.00%, 07/01/2047	135	137
North Carolina Medical Care Commission
4.00%, 03/01/2036	160	136
4.00%, 03/01/2041	2,225	1,730
4.00%, 09/01/2041	75	63
4.00%, 03/01/2042	1,830	1,402
4.00%, 09/01/2047	1,065	837
4.00%, 03/01/2051	170	118
4.00%, 09/01/2051	65	50
4.70%, 07/01/2037	185	154
4.88%, 07/01/2040	915	746
5.00%, 10/01/2025	1,000	1,000
5.00%, 10/01/2025	1,120	1,121
5.00%, 10/01/2030	550	547
5.00%, 10/01/2030	2,100	2,049
5.00%, 01/01/2031	625	616
5.00%, 10/01/2031	3,070	3,007
5.00%, 09/01/2037	3,145	3,212
5.00%, 10/01/2037	355	331
5.00%, 01/01/2039	1,225	1,135
5.00%, 07/01/2039	1,110	1,019
5.00%, 09/01/2041	555	573
5.00%, 10/01/2043	2,000	1,675
5.00%, 07/01/2045	300	235
5.00%, 10/01/2045	1,270	1,246
5.00%, 07/01/2047	80	61
5.00%, 07/01/2049	900	767
5.00%, 10/01/2050	500	429
5.25%, 10/01/2037	60	55
5.38%, 10/01/2045	1,800	1,569
6.25%, 07/01/2035	1,305	1,305
North Carolina Turnpike Authority
4.00%, 01/01/2055	3,730	3,394
5.00%, 01/01/2027	530	562
5.00%, 01/01/2032	1,000	1,053
5.00%, 07/01/2047	385	391
5.00%, 07/01/2051	2,055	2,083
5.00%, 07/01/2054	585	592

Total North Carolina		47,288

North Dakota – 0.00%(6)
County of Ward ND 5.00%, 06/01/2043	50	42

Total North Dakota		42

Ohio – 4.75%
Akron Bath Copley Joint Township Hospital District
4.00%, 11/15/2033	425	417
4.00%, 11/15/2034	500	488
4.00%, 11/15/2036	2,000	1,859
4.00%, 11/15/2037	1,600	1,468
Buckeye Tobacco Settlement Financing Authority
4.00%, 06/01/2048	300	278
5.00%, 06/01/2055	58,650	54,927
Cleveland-Cuyahoga County Port Authority
5.50%, 12/01/2043	240	243
5.50%, 12/01/2053	2,260	2,264
Columbus-Franklin County Finance Authority
5.00%, 12/01/2051	500	484
County of Cuyahoga OH
5.00%, 02/15/2042	5,355	5,367
5.00%, 02/15/2057	205	201
5.50%, 02/15/2052	3,145	3,192
5.50%, 02/15/2057	7,850	7,947
County of Lucas OH
5.25%, 11/15/2048	2,090	1,824
County of Marion OH
5.00%, 12/01/2039	110	91
5.13%, 12/01/2049	700	544
County of Muskingum OH
5.00%, 02/15/2033	1,000	996
5.00%, 02/15/2044	340	318
5.00%, 02/15/2048	2,080	1,923
County of Warren OH
5.00%, 07/01/2039	800	803
County of Washington OH
6.75%, 12/01/2052	1,000	1,016
Franklin County Convention Facilities Authority
5.00%, 12/01/2044	3,165	3,018
5.00%, 12/01/2051	2,645	2,484
Ohio Air Quality Development Authority
2.88%, 02/01/2026	1,000	944
3.25%, 09/01/2029	2,585	2,410
4.00%, 09/01/2030(1)	10	10
4.50%, 01/15/2048(4)	2,135	2,023
5.00%, 07/01/2049(4)	11,470	10,535
Ohio Higher Educational Facility Commission
5.25%, 01/01/2047	500	517
5.25%, 01/01/2052	250	256
Ohio Water Development Authority Water Pollution Control Loan Fund
5.00%, 12/01/2043	2,500	2,818
Southeastern Ohio Port Authority
5.50%, 12/01/2043	1,000	909
State of Ohio 4.00%, 01/15/2038	70	68
4.00%, 01/15/2039	135	131
5.00%, 01/15/2050	1,170	1,205

Total Ohio		113,978

Oklahoma – 0.57%
Norman Regional Hospital Authority
4.00%, 09/01/2045	2,315	1,935
Oklahoma County Finance Authority
5.00%, 04/01/2033(2)(3)	70	35
5.13%, 04/01/2042(2)(3)	2,105	1,053
5.70%, 04/01/2025(2)(3)	335	168
5.75%, 04/01/2027(2)(3)	45	23
5.88%, 04/01/2030(2)(3)	230	115
6.00%, 04/01/2030(2)(3)	55	28
Oklahoma Development Finance Authority
5.25%, 08/15/2048	3,710	3,437
5.50%, 08/15/2052	250	238
5.50%, 08/15/2057	2,555	2,416
Tulsa Airports Improvement Trust
5.50%, 12/01/2035	745	746
Tulsa County Industrial Authority
5.00%, 11/15/2023	230	231
5.00%, 11/15/2029	400	412
5.00%, 11/15/2031	125	128
5.25%, 11/15/2037	1,085	1,104
5.25%, 11/15/2045	1,595	1,596

Total Oklahoma		13,665

Oregon – 0.73%
Clackamas County Hospital Facility Authority
5.00%, 11/15/2032	35	34
5.00%, 11/15/2037	35	33
5.00%, 11/15/2047	95	85
5.00%, 11/15/2052	100	88
Hospital Facilities Authority of Multnomah County Oregon
4.00%, 12/01/2051	125	84
Klamath Falls Intercommunity Hospital Authority

5.00%, 09/01/2031	200	208
5.00%, 09/01/2032	270	280
5.00%, 09/01/2046	1,000	1,015
Oregon State Facilities Authority
5.00%, 06/01/2030	2,775	3,050
5.00%, 06/01/2052	325	336
Port of Portland OR Airport Revenue
4.00%, 07/01/2040	5,800	5,698
Salem Hospital Facility Authority
4.00%, 05/15/2040	1,000	811
4.00%, 05/15/2047	475	352
4.00%, 05/15/2057	1,500	1,041
Yamhill County Hospital Authority
4.00%, 11/15/2026	20	19
5.00%, 11/15/2031	25	24
5.00%, 11/15/2036	30	27
5.00%, 11/15/2046	85	68
5.00%, 11/15/2046	1,540	1,225
5.00%, 11/15/2051	1,005	774
5.00%, 11/15/2051	1,100	847
5.00%, 11/15/2056	1,940	1,439

Total Oregon		17,538

Other Territory – 0.03%
Freddie Mac Multifamily ML Certificates
0.00%, 01/25/2040(1)	750	697

Total Other Territory		697

Pennsylvania – 4.83%
Allegheny County Industrial Development Authority
4.88%, 11/01/2024	85	86
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2027(4)	1,050	1,071
5.00%, 05/01/2028	20	21
5.00%, 05/01/2030	25	26
5.00%, 05/01/2031	45	48
5.00%, 05/01/2032	75	80
5.00%, 05/01/2032(4)	2,260	2,301
5.00%, 05/01/2033	55	59
5.00%, 05/01/2033(4)	240	245
5.00%, 05/01/2034	50	53
5.00%, 05/01/2035	60	63
5.00%, 05/01/2036	850	886
5.00%, 05/01/2042(4)	2,175	2,168
5.00%, 05/01/2042	3,875	3,911
5.00%, 05/01/2042(4)	4,955	4,956
5.25%, 05/01/2042(4)	535	535
5.38%, 05/01/2042(4)	645	649
Berks County Industrial Development Authority
4.00%, 11/01/2047	340	202
5.00%, 05/15/2032	150	151
Berks County Municipal Authority
5.00%, 02/01/2040(1)	500	340
Bucks County Industrial Development Authority
4.00%, 07/01/2046	1,000	737
4.00%, 08/15/2050	250	224
4.00%, 07/01/2051	250	176
5.00%, 07/01/2028	500	491
5.00%, 07/01/2029	500	491
5.00%, 07/01/2030	675	662
5.00%, 07/01/2054	250	213
Butler County Hospital Authority
5.00%, 07/01/2035	570	561
5.00%, 07/01/2039	320	302
Chester County Industrial Development Authority
4.38%, 03/01/2028(4)	96	95
5.00%, 03/01/2038(4)	325	317
5.13%, 03/01/2048(4)	848	792
5.88%, 10/15/2047(4)	3,385	3,365
County of Luzerne PA
5.00%, 12/15/2029	750	807
Cumberland County Municipal Authority
3.00%, 01/01/2024	500	494
4.50%, 01/01/2036(4)	270	231
4.50%, 01/01/2040(4)	3,825	3,149
4.50%, 01/01/2041(4)	285	232
Delaware River Joint Toll Bridge Commission
5.00%, 07/01/2042	1,100	1,149
Doylestown Hospital Authority
4.00%, 07/01/2045	750	545
5.00%, 07/01/2049	2,410	1,959
East Hempfield Township Industrial Development Authority
5.00%, 07/01/2030	55	57
5.00%, 07/01/2034	70	71
5.00%, 07/01/2035	70	72

5.00%, 07/01/2039	70	71
5.00%, 07/01/2046	105	107
5.00%, 07/01/2047	510	528
Franklin County Industrial Development Authority
5.00%, 12/01/2043	80	66
5.00%, 12/01/2048	90	71
5.00%, 12/01/2053	595	457
Hospitals & Higher Education Facilities Authority of Philadelphia
5.00%, 07/01/2028	340	352
5.00%, 07/01/2030	850	879
5.00%, 07/01/2034	2,000	2,056
Lancaster County Hospital Authority
5.00%, 07/01/2023	775	775
5.00%, 07/01/2031	560	533
5.00%, 07/01/2032	560	528
5.00%, 12/01/2032	250	228
5.00%, 12/01/2037	820	710
5.00%, 07/01/2045	1,970	1,787
5.00%, 12/01/2047	2,010	1,590
5.25%, 07/01/2035	15	14
5.50%, 07/01/2045	70	65
Latrobe Industrial Development Authority
4.00%, 03/01/2037	450	402
4.00%, 03/01/2039	320	277
4.00%, 03/01/2040	500	428
4.00%, 03/01/2046	750	602
4.00%, 03/01/2051	800	617
Luzerne County Industrial Development Authority
5.00%, 12/15/2027	1,000	1,041
Montgomery County Higher Education & Health Authority
5.00%, 12/01/2037	160	155
5.00%, 09/01/2043	345	356
Montgomery County Industrial Development Authority
4.10%, 04/01/2053(1)	1,000	1,019
5.25%, 01/15/2036	2,500	2,575
5.25%, 01/01/2040	1,750	1,588
5.38%, 01/01/2050	960	828
Pennsylvania Economic Development Financing Authority
3.25%, 08/01/2039(4)	905	663
3.88%, 08/01/2045(1)	1,600	1,600
4.00%, 07/01/2033	500	476
5.00%, 12/31/2034	1,000	1,022
5.00%, 12/31/2038	4,750	4,804
5.25%, 06/30/2053	1,000	1,038
5.50%, 06/30/2040	270	295
5.50%, 06/30/2041	160	174
5.50%, 06/30/2043	160	173
5.50%, 11/01/2044(9)	595	597
5.75%, 06/30/2048	8,345	9,168
6.00%, 06/30/2061	3,015	3,359
9.00%, 04/01/2051(1)(4)	3,810	4,254
Pennsylvania Higher Education Assistance Agency
4.00%, 06/01/2044	150	147
Pennsylvania Higher Educational Facilities Authority
4.12% (3 Month LIBOR USD + 0.65%), 07/01/2039(5)	570	511
5.00%, 07/15/2038	165	166
Pennsylvania Housing Finance Agency
5.75%, 10/01/2053	3,625	3,863
Pennsylvania Turnpike Commission
4.00%, 12/01/2045	2,000	1,962
4.00%, 12/01/2046	2,000	1,953
4.00%, 12/01/2050	250	241
5.25%, 12/01/2052	1,585	1,732
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
4.00%, 12/01/2051	3,995	3,919
Philadelphia Authority for Industrial Development
4.00%, 06/01/2031	665	632
4.00%, 06/01/2041	750	621
4.00%, 06/01/2051	800	607
4.00%, 06/01/2056	850	623
5.00%, 07/01/2031	205	190
5.00%, 07/01/2032	600	550
5.00%, 07/01/2037	365	318
5.00%, 06/15/2039	500	481
5.00%, 06/15/2040(4)	900	901
5.00%, 08/01/2040	620	620
5.00%, 07/01/2042	145	121
5.00%, 07/01/2049	245	196
5.00%, 06/15/2050	1,375	1,235
5.00%, 06/15/2050(4)	1,700	1,620
5.00%, 08/01/2050	1,050	1,013
5.25%, 11/01/2052	3,030	3,219
School District of Philadelphia

4.00%, 09/01/2036	910	917
Susquehanna Area Regional Airport Authority
5.00%, 01/01/2035	1,000	1,022
5.00%, 01/01/2038	3,125	3,145

Total Pennsylvania		115,896

Puerto Rico – 10.01%
Commonwealth of Puerto Rico
0.00%, 07/01/2024	937	898
0.00%, 07/01/2033	3,596	2,198
0.00%, 11/01/2043(1)	7,127	3,590
0.00%, 11/01/2051(1)	12,382	6,284
4.00%, 07/01/2033	5,888	5,594
4.00%, 07/01/2035	3,881	3,607
4.00%, 07/01/2037	6,234	5,594
4.00%, 07/01/2041	3,932	3,414
4.00%, 07/01/2046	1,000	845
5.25%, 07/01/2023	2,246	2,246
5.38%, 07/01/2025	15,968	16,361
5.63%, 07/01/2027	4,280	4,507
5.63%, 07/01/2029	2,435	2,607
5.75%, 07/01/2031	7,451	8,138
Puerto Rico Commonwealth Aqueduct & Sewer Authority
4.00%, 07/01/2042(4)	2,320	2,025
4.00%, 07/01/2042(4)	4,960	4,329
4.00%, 07/01/2042(4)	5,880	5,132
4.00%, 07/01/2047(4)	395	331
4.00%, 07/01/2047(4)	1,200	1,007
5.00%, 07/01/2027(4)	1,070	1,096
5.00%, 07/01/2029(4)	1,660	1,705
5.00%, 07/01/2029(4)	3,395	3,487
5.00%, 07/01/2030(4)	16,360	16,815
5.00%, 07/01/2033(4)	475	488
5.00%, 07/01/2033(4)	5,620	5,763
5.00%, 07/01/2035(4)	9,315	9,424
5.00%, 07/01/2037(4)	580	583
5.00%, 07/01/2037(4)	1,145	1,150
5.00%, 07/01/2037(4)	6,215	6,243
5.00%, 07/01/2047(4)	7,660	7,421
6.13%, 07/01/2024	205	207
Puerto Rico Electric Power Authority
3.70%, 07/01/2050(2)(3)	30	11
4.75%, 07/01/2033	165	161
5.00%, 07/01/2050(2)(3)	15	6
5.00%, 07/01/2050(2)(3)	250	94
5.00%, 07/01/2050(2)(3)	40	15
5.00%, 07/01/2050(2)(3)	140	53
5.00%, 07/01/2024(2)(3)	570	214
5.00%, 07/01/2025(2)(3)	75	28
5.00%, 07/01/2026(2)(3)	125	47
5.00%, 07/01/2027(2)(3)	25	9
5.00%, 07/01/2027(2)(3)	35	13
5.00%, 07/01/2028(2)(3)	45	17
5.00%, 07/01/2028(2)(3)	170	64
5.00%, 07/01/2029(2)(3)	755	283
5.00%, 07/01/2032(2)(3)	815	306
5.00%, 07/01/2037(2)(3)	3,515	1,318
5.00%, 07/01/2042(2)(3)	110	41
5.05%, 07/01/2042(2)(3)	130	49
5.25%, 07/01/2050(2)(3)	395	148
5.25%, 07/01/2023(2)(3)	3,530	1,324
5.25%, 07/01/2024(2)(3)	125	47
5.25%, 07/01/2026(2)(3)	105	39
5.25%, 07/01/2026(2)(3)	135	51
5.25%, 07/01/2026(2)(3)	965	362
5.25%, 07/01/2027(2)(3)	215	81
5.25%, 07/01/2027(2)(3)	410	154
5.25%, 07/01/2027(2)(3)	415	156
5.25%, 07/01/2028(2)(3)	295	111
5.25%, 07/01/2029(2)(3)	340	128
5.25%, 07/01/2033(2)(3)	135	51
5.25%, 07/01/2035(2)(3)	300	113
5.25%, 07/01/2040(2)(3)	4,145	1,554
5.50%, 07/01/2051(2)(3)	40	15
5.50%, 07/01/2038(2)(3)	4,340	1,628
5.75%, 07/01/2036(2)(3)	1,400	525
6.75%, 07/01/2036(2)(3)	2,265	849
7.25%, 07/01/2030(2)(3)	265	99
Puerto Rico Highway & Transportation Authority
0.00%, 07/01/2053	20,866	12,728
5.00%, 07/01/2062	7,125	6,929
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth
5.00%, 07/01/2030	500	545
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue

0.00%, 07/01/2027	912	774
0.00%, 07/01/2029	3,394	2,637
0.00%, 07/01/2031	7,092	5,059
0.00%, 07/01/2033	5,431	3,530
0.00%, 07/01/2046	47,136	13,241
0.00%, 07/01/2051	8,235	1,731
4.33%, 07/01/2040	1,232	1,172
4.33%, 07/01/2040	6,857	6,521
4.54%, 07/01/2053	205	189
4.55%, 07/01/2040	1,442	1,409
4.75%, 07/01/2053	10,715	10,210
4.78%, 07/01/2058	13,772	13,052
5.00%, 07/01/2058	16,430	16,016
University of Puerto Rico
5.00%, 06/01/2024	355	353
5.00%, 06/01/2025	150	148
5.00%, 06/01/2026	100	98
5.00%, 06/01/2030	35	34
5.00%, 06/01/2036	20	19

Total Puerto Rico		239,648

Rhode Island – 0.04%
Central Falls Detention Facility Corp.
7.25%, 07/15/2035(2)(3)(9)	855	154
Rhode Island Health & Educational Building Corp.
5.00%, 09/01/2036	340	320
5.50%, 09/01/2028	205	206
6.00%, 09/01/2033	270	271

Total Rhode Island		951

South Carolina – 1.08%
Connector 2000 Association, Inc.
0.00%, 01/01/2032(9)	1,164	434
0.00%, 01/01/2032	4,844	2,651
0.00%, 01/01/2042	8,410	2,103
0.00%, 07/22/2051(9)	180	5
0.00%, 07/22/2051(9)	1,510	105
0.00%, 07/22/2051	28,969	3,518
South Carolina Jobs-Economic Development Authority
4.00%, 04/01/2033(1)	1,730	1,733
5.00%, 05/01/2037	500	436
5.00%, 05/01/2042	500	410
5.00%, 11/15/2042	585	530
5.00%, 05/01/2043	4,675	4,758
5.00%, 04/01/2047	2,000	1,686
5.00%, 04/01/2052	1,750	1,436
5.00%, 11/15/2054	1,000	849
6.00%, 02/01/2035(2)(3)(4)	955	382
6.25%, 02/01/2045(2)(3)(4)	1,860	744
8.00%, 12/06/2029(2)(3)	135	111
South Carolina Public Service Authority
5.00%, 12/01/2037	400	408
5.25%, 12/01/2055	910	918
5.50%, 12/01/2054	555	559
5.75%, 12/01/2043	2,000	2,020

Total South Carolina		25,796

South Dakota – 0.19%
City of Sioux Falls SD
5.00%, 11/01/2028	100	99
5.00%, 11/01/2030	105	103
5.00%, 11/01/2032	95	92
5.00%, 11/01/2042	885	780
County of Lincoln SD
4.00%, 08/01/2051	2,060	1,660
South Dakota Health & Educational Facilities Authority
5.00%, 11/01/2045	1,500	1,515
South Dakota Housing Development Authority
4.00%, 11/01/2047	390	387

Total South Dakota		4,636

Tennessee – 1.02%
Blount County Health & Educational Facilities Board
5.00%, 01/01/2037(2)(3)	1,240	744
Chattanooga Health Educational & Housing Facility Board
5.00%, 10/01/2030	500	511
5.00%, 10/01/2032	1,215	1,239
5.00%, 10/01/2035	2,445	2,486
Greeneville Health & Educational Facilities Board
5.00%, 07/01/2035	1,275	1,342
Memphis-Shelby County Industrial Development Board
4.75%, 07/01/2027	540	465
5.50%, 07/01/2037	1,600	1,164
Metropolitan Government Nashville & Davidson County Industrial Development Board
0.00%, 06/01/2043(4)	250	87
Metropolitan Nashville Airport Authority
5.50%, 07/01/2052	2,050	2,229

Nashville Metropolitan Development & Housing Agency
4.50%, 06/01/2028(4)	360	362
5.13%, 06/01/2036(4)	3,290	3,338
Shelby County Health Educational & Housing Facilities Board
5.00%, 12/01/2034	35	33
5.00%, 09/01/2037(4)	1,590	1,353
5.25%, 12/01/2044	80	73
5.25%, 12/01/2049	230	205
Tennessee Energy Acquisition Corp.
5.00%, 02/01/2027	2,725	2,747
5.00%, 05/01/2052(1)	5,160	5,353
5.25%, 09/01/2026	810	827

Total Tennessee		24,558

Texas – 5.65%
Arlington Higher Education Finance Corp.
4.00%, 08/15/2041	610	488
5.00%, 12/01/2036	1,405	1,420
Austin Convention Enterprises, Inc.
5.00%, 01/01/2025	150	149
5.00%, 01/01/2027	400	398
5.00%, 01/01/2028	575	573
5.00%, 01/01/2028	1,630	1,662
5.00%, 01/01/2029	555	554
5.00%, 01/01/2029	1,045	1,067
5.00%, 01/01/2030	140	143
5.00%, 01/01/2030	720	720
5.00%, 01/01/2031	200	204
5.00%, 01/01/2032	155	155
5.00%, 01/01/2032	1,925	1,967
5.00%, 01/01/2033	210	214
5.00%, 01/01/2034	240	245
5.00%, 01/01/2034	1,215	1,214
Board of Managers Joint Guadalupe County-City of Seguin Hospital
5.00%, 12/01/2028	95	95
5.00%, 12/01/2030	115	115
5.00%, 12/01/2040	200	189
5.00%, 12/01/2045	740	678
5.25%, 12/01/2035	665	666
Brazoria County Industrial Development Corp.
10.00%, 06/01/2042(1)(4)	250	239
12.00%, 06/01/2043(4)	500	500
Brazos Higher Education Authority, Inc.
3.00%, 04/01/2040	500	378
Central Texas Regional Mobility Authority
5.00%, 01/01/2034	35	39
5.00%, 01/01/2035	600	661
5.00%, 01/01/2036	600	656
5.00%, 01/01/2037	605	655
5.00%, 01/01/2039	10	11
5.00%, 01/01/2046	270	285
Central Texas Turnpike System
5.00%, 08/15/2037	2,500	2,523
5.00%, 08/15/2042	1,400	1,409
City of Austin TX Airport System Revenue
5.00%, 11/15/2041	35	36
5.00%, 11/15/2043	80	85
5.25%, 11/15/2047	2,160	2,311
City of Houston TX Airport System Revenue
4.00%, 07/01/2041	3,590	3,255
4.00%, 07/15/2041	6,340	5,747
4.75%, 07/01/2024	1,490	1,491
5.00%, 07/01/2027	1,625	1,645
5.00%, 07/15/2027	2,325	2,353
5.00%, 07/15/2030	480	483
5.00%, 07/15/2035	1,450	1,454
City of San Antonio TX Electric & Gas Systems Revenue
5.00%, 02/01/2048	195	207
Clifton Higher Education Finance Corp.
6.13%, 08/15/2048	7,835	7,889
6.25%, 06/15/2053(4)	350	345
Conroe Local Government Corp.
3.50%, 10/01/2031(4)	20	17
4.00%, 10/01/2050	110	88
5.00%, 10/01/2050(4)	370	304
County of Harris TX
4.24% (3 Month LIBOR USD + 0.67%), 08/15/2035(5)	500	500
Cypress-Fairbanks Independent School District
4.00%, 02/15/2048	250	245
Dallas Fort Worth International Airport
5.00%, 11/01/2032	1,600	1,604
Fort Bend County Industrial Development Corp.
4.75%, 11/01/2042	340	327
Gulf Coast Industrial Development Authority

4.88%, 05/01/2025	6,945	6,926
Harris County Cultural Education Facilities Finance Corp.
5.00%, 01/01/2038	35	31
5.00%, 01/01/2043	215	181
Hidalgo County Regional Mobility Authority
4.00%, 12/01/2038	115	108
4.00%, 12/01/2039	70	65
4.00%, 12/01/2040	70	64
4.00%, 12/01/2041	70	64
Love Field Airport Modernization Corp.
5.00%, 11/01/2028	1,250	1,250
Lower Colorado River Authority
6.00%, 05/15/2052	1,825	2,098
Mission Economic Development Corp.
4.63%, 10/01/2031(4)	7,895	7,686
Montgomery County Toll Road Authority
5.00%, 09/15/2032	85	86
5.00%, 09/15/2033	310	315
5.00%, 09/15/2034	95	96
5.00%, 09/15/2035	1,185	1,199
5.00%, 09/15/2036	170	172
5.00%, 09/15/2037	1,245	1,253
5.00%, 09/15/2038	215	216
5.00%, 09/15/2043	645	645
5.00%, 09/15/2048	1,335	1,313
New Hope Cultural Education Facilities Finance Corp.
2.00%, 11/15/2061(1)	475	189
5.00%, 04/01/2029	1,395	1,389
5.00%, 04/01/2030	35	36
5.00%, 04/01/2031	335	351
5.00%, 10/01/2031	230	218
5.00%, 11/01/2031	1,750	1,768
5.00%, 10/01/2032	30	28
5.00%, 10/01/2033	70	65
5.00%, 04/01/2034	475	481
5.00%, 10/01/2034	255	236
5.00%, 04/01/2035	105	108
5.00%, 07/01/2035	2,100	1,901
5.00%, 04/01/2036	820	860
5.00%, 11/15/2036	35	36
5.00%, 04/01/2037	1,425	1,525
5.00%, 10/01/2039	350	298
5.00%, 07/01/2040	4,000	3,574
5.00%, 11/01/2040	1,100	1,062
5.00%, 04/01/2042	135	144
5.00%, 04/01/2046	210	210
5.00%, 04/01/2046	1,060	967
5.00%, 11/15/2046	105	109
5.00%, 04/01/2047	410	423
5.00%, 07/01/2047	1,075	973
5.00%, 04/01/2048	1,250	1,311
5.00%, 07/01/2057	680	557
5.00%, 07/01/2058	475	478
5.25%, 10/01/2049	1,020	819
5.38%, 11/15/2036	35	31
5.50%, 11/15/2046	70	58
5.50%, 11/15/2052	320	256
5.50%, 07/01/2054	305	237
North Texas Tollway Authority
4.25%, 01/01/2049	500	495
5.00%, 01/01/2033	3,150	3,220
5.00%, 01/01/2039	170	175
Port Beaumont Navigation District
2.88%, 01/01/2041(4)	1,000	651
3.00%, 01/01/2050(4)	170	99
3.63%, 01/01/2035(4)	140	112
4.00%, 01/01/2050(4)	1,295	924
San Antonio Water System
5.00%, 05/15/2050	250	268
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2035(2)(3)	1,015	183
5.00%, 11/15/2035	1,750	1,684
5.00%, 11/15/2037	170	171
5.00%, 11/15/2040	265	264
5.00%, 11/15/2040	1,800	1,666
5.00%, 11/15/2045(2)(3)	1,885	339
5.00%, 11/15/2046	1,900	1,837
5.25%, 11/15/2047(2)(3)	135	27
5.75%, 12/01/2054(2)(3)	1,036	673
Texas City Independent School District
4.00%, 08/15/2053	255	245
Texas Municipal Gas Acquisition & Supply Corp.
I 6.25%, 12/15/2026	2,210	2,303

Texas Private Activity Bond Surface Transportation Corp.
5.00%, 12/31/2034	3,000	3,167
5.00%, 12/31/2050	5,410	5,414
5.00%, 12/31/2055	3,030	3,025
5.00%, 06/30/2058	9,765	9,718
Texas Transportation Commission State Highway 249 System
5.00%, 08/01/2057	3,680	3,694

Total Texas		135,478

Utah – 0.81%
Mida Mountain Village Public Infrastructure District
4.00%, 08/01/2027(4)	885	854
4.00%, 08/01/2031(4)	1,000	925
4.00%, 08/01/2050(4)	750	565
Military Installation Development Authority
4.00%, 06/01/2041	200	162
4.00%, 06/01/2041	1,415	1,134
4.00%, 06/01/2052	4,145	3,068
Salt Lake City Corp. Airport Revenue
5.00%, 07/01/2043	235	242
5.00%, 07/01/2046	395	412
5.00%, 07/01/2047	5,000	5,101
5.25%, 07/01/2048	3,000	3,111
UIPA Crossroads Public Infrastructure District
4.38%, 06/01/2052(4)	4,365	3,754

Total Utah		19,328

Vermont – 0.04%
Vermont Economic Development Authority
4.00%, 05/01/2045	1,000	765
Vermont Student Assistance Corp.
4.00%, 06/15/2041	230	220

Total Vermont		985

Virgin Islands – 0.18%
Matching Fund Special Purpose Securitization Corp.
5.00%, 10/01/2028	535	535
5.00%, 10/01/2030	125	125
5.00%, 10/01/2039	750	740
Virgin Islands Public Finance Authority
5.00%, 10/01/2032	3,000	3,001

Total Virgin Islands		4,401

Virginia – 4.35%
Chesapeake Bay Bridge & Tunnel District
5.00%, 11/01/2023	1,700	1,706
5.00%, 07/01/2046	5,610	5,686
5.00%, 07/01/2051	1,670	1,688
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue
0.00%, 07/15/2040	510	521
County of Botetourt VA
4.75%, 07/01/2023	25	25
6.00%, 07/01/2034	1,995	2,008
Fairfax County Economic Development Authority
5.00%, 12/01/2032	110	111
5.00%, 12/01/2042	1,480	1,490
5.00%, 12/01/2047	135	136
Fairfax County Industrial Development Authority
5.00%, 05/15/2044	975	981
Farmville Industrial Development Authority
5.00%, 01/01/2050	1,000	941
Fredericksburg Economic Development Authority
5.00%, 06/15/2031	500	505
Hanover County Economic Development Authority
4.00%, 07/01/2040(4)	2,000	1,530
4.00%, 07/01/2047(4)	2,000	1,404
Henrico County Economic Development Authority
5.00%, 10/01/2047	1,185	1,207
James City County Economic Development Authority
4.00%, 12/01/2050	1,000	768
Lynchburg Economic Development Authority
3.00%, 01/01/2051	250	176
4.00%, 01/01/2055	345	310
Norfolk Redevelopment & Housing Authority
4.00%, 01/01/2025	800	780
5.00%, 01/01/2035	275	254
5.00%, 01/01/2046	590	481
5.00%, 01/01/2049	720	574
5.38%, 01/01/2035	425	408
5.38%, 01/01/2046	290	250
Stafford County Economic Development Authority
5.00%, 06/15/2033	70	73
5.00%, 06/15/2035	90	93
Tobacco Settlement Financing Corp.
0.00%, 06/01/2047	4,835	1,267
5.00%, 06/01/2047	11,005	10,290
Virginia College Building Authority

4.00%, 11/01/2036(1)	2,000	2,000
5.00%, 07/01/2023(4)	100	100
5.00%, 07/01/2024(4)	100	100
5.00%, 07/01/2025(4)	100	100
5.00%, 07/01/2030(4)	820	823
5.00%, 07/01/2045(4)	710	668
5.00%, 07/01/2045(4)	3,905	3,672
5.25%, 07/01/2030(4)	100	101
5.25%, 07/01/2035(4)	1,120	1,125
Virginia Housing Development Authority
5.25%, 11/01/2057	1,350	1,405
Virginia Small Business Financing Authority
4.00%, 01/01/2036	2,000	1,967
4.00%, 01/01/2037	1,515	1,470
4.00%, 01/01/2038	330	314
4.00%, 01/01/2039	6,770	6,384
4.00%, 01/01/2040	2,750	2,562
4.00%, 01/01/2040	5,965	5,569
4.00%, 01/01/2041	185	171
4.00%, 01/01/2042	90	83
4.00%, 01/01/2045	250	223
4.00%, 01/01/2048	9,475	8,356
5.00%, 07/01/2035	305	325
5.00%, 01/01/2036	70	74
5.00%, 07/01/2037	160	167
5.00%, 12/31/2047	100	101
5.00%, 12/31/2047	5,025	5,153
5.00%, 01/01/2048(1)(4)	500	461
5.00%, 12/31/2049	3,850	3,885
5.00%, 12/31/2052	10,465	10,547
5.00%, 12/31/2056	8,315	8,366
5.00%, 12/31/2057	2,255	2,289

Total Virginia		104,224

Washington – 0.57%
Adams County Public Hospital District No
2 5.13%, 12/01/2044	1,180	1,182
Port of Seattle WA
5.00%, 08/01/2042	150	159
Washington Health Care Facilities Authority
5.00%, 12/01/2036	125	133
Washington Higher Education Facilities Authority
4.00%, 05/01/2045	1,000	922
4.00%, 05/01/2050	950	863
Washington State Convention Center Public Facilities District
3.00%, 07/01/2048	115	83
4.00%, 07/01/2031	2,510	2,402
4.00%, 07/01/2058	100	84
Washington State Housing Finance Commission
3.50%, 12/20/2035	3,098	2,861
4.00%, 07/01/2026(4)	720	686
5.00%, 07/01/2031(4)	1,000	941
5.00%, 01/01/2046(4)	220	166
5.00%, 07/01/2048(4)	145	117
5.00%, 07/01/2048(4)	195	142
5.00%, 01/01/2051(4)	455	332
5.00%, 07/01/2053(4)	480	341
5.00%, 01/01/2055(4)	3,200	2,288

Total Washington		13,702

West Virginia – 0.32%
Monongalia County Commission Excise Tax District
4.13%, 06/01/2043(4)	860	762
4.88%, 06/01/2043(4)	350	326
5.50%, 06/01/2037(4)	365	373
5.75%, 06/01/2043(4)	365	373
West Virginia Economic Development Authority
4.70%, 04/01/2036(1)	2,150	2,154
5.00%, 07/01/2045(1)	3,635	3,641

Total West Virginia		7,629

Wisconsin – 2.24%
Public Finance Authority
4.00%, 06/15/2029(4)	55	51
4.00%, 07/01/2030(4)	25	23
4.00%, 04/01/2032(4)	110	105
4.00%, 08/01/2035(9)	7,810	6,863
4.00%, 07/01/2041	1,315	1,018
4.00%, 04/01/2042(4)	850	713
4.00%, 07/01/2046	1,000	822
4.00%, 07/01/2051(4)	190	146
4.00%, 07/01/2051	250	198
4.00%, 04/01/2052(4)	1,350	1,040
4.00%, 06/01/2056(4)	2,650	1,763
4.00%, 07/01/2061(4)	1,280	937
4.05%, 11/01/2030	170	165

4.25%, 07/01/2054	4,525	3,225
4.30%, 11/01/2030	3,105	3,070
5.00%, 12/01/2025	1,405	1,429
5.00%, 09/01/2030(4)	55	52
5.00%, 06/15/2034	500	518
5.00%, 06/01/2037(4)	435	404
5.00%, 06/15/2037(4)	1,130	1,043
5.00%, 07/01/2037	880	882
5.00%, 09/01/2038(4)	115	101
5.00%, 06/15/2039(4)	70	63
5.00%, 06/15/2039(4)	410	384
5.00%, 06/15/2039	500	504
5.00%, 04/01/2040(4)	400	392
5.00%, 07/01/2040(4)	650	591
5.00%, 10/01/2043(4)	155	137
5.00%, 07/01/2047	135	132
5.00%, 10/01/2048(4)	1,735	1,479
5.00%, 06/15/2049(4)	420	372
5.00%, 06/15/2049(4)	870	724
5.00%, 06/15/2049	1,100	1,071
5.00%, 04/01/2050(4)	100	113
5.00%, 04/01/2050(4)	450	419
5.00%, 02/01/2052	2,155	2,143
5.00%, 06/01/2052(4)	1,235	1,006
5.00%, 07/01/2052	290	279
5.00%, 10/01/2053(4)	915	761
5.00%, 06/15/2054(4)	455	396
5.00%, 07/01/2055(4)	650	549
5.00%, 01/01/2056(4)	555	414
5.00%, 05/01/2060(4)	5,245	4,596
5.00%, 02/01/2062	290	284
5.13%, 06/15/2047(4)	180	155
5.25%, 05/15/2037(4)	485	461
5.25%, 07/01/2042	1,405	1,548
5.25%, 05/15/2047(4)	85	75
5.25%, 05/15/2052(4)	155	134
5.25%, 07/01/2061(4)	565	450
5.38%, 07/01/2047	2,135	2,347
6.25%, 06/15/2053(4)	1,930	1,897
9.00%, 05/01/2071(4)	2,425	2,462
Wisconsin Health & Educational Facilities Authority
3.00%, 12/01/2031	60	51
4.00%, 09/15/2036	55	48
4.00%, 09/15/2041	50	41
4.00%, 09/15/2041	1,010	825
4.00%, 09/15/2045	45	35
4.00%, 09/15/2045	950	741
5.00%, 06/01/2037	75	68
5.00%, 09/15/2040	70	70
5.00%, 06/01/2041	115	101
5.00%, 09/15/2045	90	90
5.00%, 09/15/2050	645	647

Total Wisconsin		53,623

Total Municipal Bonds (Cost: $2,368,643)		2,352,821

	Shares (000s)	Value (000s)
COMMON STOCKS – 0.00%(6)
Basic Materials – 0.00%(6)
Ingevity Corp.(3)(7)	0	4

Total Basic Materials		4

Consumer, Cyclical – 0.00%(6)
United Airlines Holdings, Inc.(3)(7)	0	1

Total Consumer, Cyclical		1

Industrials – 0.00%(6)
Westrock Co.(7)	0	13

Total Industrials		13

Total Common Stocks (Cost: $19)		18

SHORT-TERM INVESTMENTS – 0.73%
Money Market Funds – 0.72%
Fidelity Institutional Money Market Government Fund-Class I, 5.03%(8)	17,440	17,440

Total Money Market Funds (Cost: $17,440)		17,440

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.01%
JP Morgan, New York, 4.57% due 07/03/2023	$168	168

Total Time Deposits (Cost: $168)		168

Total Short-Term Investments (Cost: $17,608)		17,608

TOTAL INVESTMENTS IN SECURITIES – 98.87%
(Cost: $2,386,270)		2,370,447

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.13%		27,081

TOTAL NET ASSETS – 100.00%		$2,397,528

Percentages are stated as a percent of net assets.

(1)	Adjustable rate security. The rate reported is the rate in effect as of June 30, 2023.
(2)	Security in default as of June 30, 2023. The value of these securities totals $19,546, which represents 0.82% of total net assets.
(3)	Non-income producing security.
(4)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $419,426, which represents 17.49% of total net assets.

(5)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2023.
(6)	Amount calculated is less than 0.005%.
(7)	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Represents annualized seven-day yield as of the close of the reporting period.
(9)	Security that is restricted at June 30, 2023. The value of the restricted securities totals $9,568, which represents 0.40% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

COMMON STOCKS	% of Net Assets
Basic Materials	0.00	%(1)
Consumer, Cyclical	0.00	%(1)
Industrials	0.00	%(1)

Total Common Stocks	0.00	%(1)

MUNICIPAL BONDS
Education	7.81%
General Obligation	7.32%
General Revenue	38.86%
Healthcare	17.03%
Housing	6.00%
Transportation	15.64%
Utilities	5.48%

Total Municipal Bonds	98.14%

SHORT-TERM INVESTMENTS	0.73%

TOTAL INVESTMENTS	98.87%
OTHER ASSETS IN EXCESS OF LIABILITIES	1.13%

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Large Cap Growth Fund

Schedule of Investments

June 30, 2023

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.98%
Communication Services – 8.12%
Alphabet, Inc. - Class A(1)	5,705	$682,934
Alphabet, Inc. - Class C(1)	3,687	446,032
Cable One, Inc.(2)	0	29
Charter Communications, Inc. - Class A(1)	11	4,105
Iridium Communications, Inc.	13	791
Liberty Broadband Corp. - Class A(1)	1	65
Liberty Broadband Corp. - Class C(1)	3	211
Live Nation Entertainment, Inc.(1)	4	351
Match Group, Inc.(1)	28	1,168
Meta Platforms, Inc. - Class A(1)	1,048	300,633
Netflix, Inc.(1)	670	295,224
Nexstar Media Group, Inc. - Class A	1	213
Pinterest, Inc. - Class A(1)	65	1,769
Playtika Holding Corp.(1)	10	121
ROBLOX Corp. - Class A(1)	49	1,956
Roku, Inc. - Class A(1)	2	107
Spotify Technology SA(1)	15	2,411
Trade Desk, Inc. - Class A(1)	401	30,965
Walt Disney Co.(1)	975	87,004
World Wrestling Entertainment, Inc. - Class A	5	507
ZoomInfo Technologies, Inc. - Class A(1)	18	447

Total Communication Services		1,857,043

Consumer Discretionary – 14.77%
Airbnb, Inc. - Class A(1)	492	63,104
Amazon.com, Inc.(1)	9,826	1,280,895
Aptiv Plc(1)	546	55,741
AutoZone, Inc.(1)	2	4,171
Best Buy Co., Inc.	3	239
Booking Holdings, Inc.(1)	4	10,923
Bright Horizons Family Solutions, Inc.(1)	1	72
Brunswick Corp.	1	54
Burlington Stores, Inc.(1)	7	1,112
Caesars Entertainment, Inc.(1)	9	468
CarMax, Inc.(1)	1	81
Chipotle Mexican Grill, Inc. - Class A(1)	18	37,749
Choice Hotels International, Inc.	4	421
Churchill Downs, Inc.	8	1,083
Coupang, Inc. - Class A(1)	120	2,080
Crocs, Inc.(1)	7	746
Darden Restaurants, Inc.	6	1,027
Deckers Outdoor Corp.(1)	3	1,508
Domino’s Pizza, Inc.	4	1,301
DoorDash, Inc. - Class A(1)	26	1,969
DraftKings, Inc. - Class A(1)	46	1,212
eBay, Inc.	4	162
Etsy, Inc.(1)	8	635
Expedia Group, Inc.(1)	11	1,254
Five Below, Inc.(1)	6	1,152
Floor & Decor Holdings, Inc. - Class A(1)	11	1,159
Grand Canyon Education, Inc.(1)	1	95
H&R Block, Inc.	11	342
Hilton Worldwide Holdings, Inc.	13	1,870
Home Depot, Inc.	648	201,349
Las Vegas Sands Corp.(1)	34	1,951
Lowe’s Companies, Inc.	48	10,765
Lululemon Athletica, Inc.(1)	227	85,911
LVMH Moet Hennessy Louis Vuitton SE	130	122,480
Marriott International, Inc. - Class A	352	64,701
McDonald’s Corp.	664	198,157
MercadoLibre, Inc.(1)	122	144,160
Mobileye Global, Inc. - Class A(1)	1,068	41,033
Murphy U.S.A, Inc.	2	635
NIKE, Inc. - Class B	1,068	117,826
Norwegian Cruise Line Holdings Ltd.(1)	11	242
NVR, Inc.(1)(2)	0	184
Ollie’s Bargain Outlet Holdings, Inc.(1)	2	125
O’Reilly Automotive, Inc.(1)	6	5,396
Peloton Interactive, Inc. - Class A(1)	34	258
Planet Fitness, Inc. - Class A(1)	4	299
Polaris, Inc.	1	63
Pool Corp.	4	1,533
RH(1)(2)	0	96

Ross Stores, Inc.	34	3,834
Royal Caribbean Cruises Ltd.(1)	8	797
Service Corp. International	6	381
Skechers U.S.A, Inc. - Class A(1)	2	115
Starbucks Corp.	2,540	251,586
Tapestry, Inc.	2	70
Tempur Sealy International, Inc.	4	148
Tesla, Inc.(1)	1,205	315,470
Texas Roadhouse, Inc. - Class A	7	819
TJX Companies, Inc.	126	10,648
TopBuild Corp.(1)(2)	0	60
Tractor Supply Co.	12	2,631
Travel + Leisure Co.	4	148
Ulta Beauty, Inc.(1)	86	40,690
Vail Resorts, Inc.(2)	0	109
Valvoline, Inc.	5	184
Victoria’s Secret & Co.(1)	6	109
Wayfair, Inc. - Class A(1)	3	204
Wendy’s Co.	18	398
Williams-Sonoma, Inc.	1	115
Wingstop, Inc.	3	654
Wyndham Hotels & Resorts, Inc.	1	45
Wynn Resorts Ltd.	1	73
YETI Holdings, Inc.(1)	9	368
Yum! Brands, Inc.	1,998	276,867

Total Consumer Discretionary		3,376,312

Consumer Staples – 4.56%
Albertsons Companies, Inc. - Class A	4	85
BJ’s Wholesale Club Holdings, Inc.(1)	5	316
Boston Beer Co., Inc. - Class A(1)	1	303
Brown-Forman Corp. - Class A	4	289
Brown-Forman Corp. - Class B	16	1,063
Casey’s General Stores, Inc.	1	143
Celsius Holdings, Inc.(1)	6	885
Church & Dwight Co., Inc.	24	2,393
Clorox Co.	13	2,146
Coca-Cola Co.	2,740	165,030
Constellation Brands, Inc. - Class A	2	411
Costco Wholesale Corp.	226	121,716
Dollar General Corp.	1,251	212,361
Estee Lauder Companies, Inc. - Class A	387	76,061
Freshpet, Inc.(1)	1	90
Hershey Co.	12	2,978
Kimberly-Clark Corp.	35	4,776
Lamb Weston Holdings, Inc.	15	1,778
L’Oreal SA	149	69,419
Mondelez International, Inc. - Class A	1,206	87,956
Monster Beverage Corp.(1)	81	4,664
PepsiCo, Inc.	104	19,225
Performance Food Group Co.(1)	8	473
Procter & Gamble Co.	1,131	171,634
Sysco Corp.	1,193	88,541
Target Corp.	50	6,622

Total Consumer Staples		1,041,358

Energy – 1.80%
Antero Midstream Corp.	12	143
APA Corp.	30	1,024
Cheniere Energy, Inc.	26	4,031
Chevron Corp.	1,136	178,774
ConocoPhillips	1,623	168,201
Halliburton Co.	20	650
Hess Corp.	17	2,300
New Fortress Energy, Inc. - Class A	6	156
ONEOK, Inc.	3	166
Ovintiv, Inc.	12	446
Pioneer Natural Resources Co.	261	54,061
Targa Resources Corp.	24	1,844
Texas Pacific Land Corp.	1	815

Total Energy		412,611

Financials – 16.03%
Adyen NV(1)(3)	31	54,215
American Express Co.	2,281	397,435
Ameriprise Financial, Inc.	11	3,810
Aon Plc - Class A	955	329,510
Apollo Global Management, Inc.	57	4,372
Arch Capital Group Ltd.(1)	6	412
Ares Management Corp. - Class A	17	1,684
Arthur J. Gallagher & Co.	1	284
Bank of America Corp.	7,377	211,640
Blackstone, Inc. - Class A	77	7,150
Block, Inc. - Class A(1)	22	1,465

Blue Owl Capital, Inc. - Class A	7	85
Brown & Brown, Inc.	10	694
Charles Schwab Corp.	704	39,918
Commerce Bancshares, Inc.	919	44,766
Equitable Holdings, Inc.	39	1,059
Euronet Worldwide, Inc.(1)	3	302
Everest Re Group Ltd.	1	213
FactSet Research Systems, Inc.	4	1,655
First Citizens BancShares, Inc. - Class A(2)	0	166
Fiserv, Inc.(1)	18	2,320
FleetCor Technologies, Inc.(1)	895	224,757
Goldman Sachs Group, Inc.	515	166,266
Intercontinental Exchange, Inc.	2,014	227,689
Jack Henry & Associates, Inc.	3	421
Kinsale Capital Group, Inc.	2	891
KKR & Co., Inc. - Class Miscella	17	971
Lincoln National Corp.	4	102
LPL Financial Holdings, Inc.	9	1,881
MarketAxess Holdings, Inc.	4	1,044
Marsh & McLennan Companies, Inc.	916	172,360
Mastercard, Inc. - Class A	387	152,255
Moody’s Corp.	77	26,658
Morningstar, Inc.	3	549
MSCI, Inc. - Class A	529	248,294
NU Holdings Ltd. - Class A(1)	172	1,360
PayPal Holdings, Inc.(1)	111	7,409
Primerica, Inc.	3	508
Progressive Corp.	48	6,325
RenaissanceRe Holdings Ltd.	1	265
RLI Corp.	1	132
Rocket Companies, Inc. - Class A(1)	8	71
Ryan Specialty Holdings, Inc. - Class A(1)	10	442
S&P Global, Inc.	855	342,590
Shift4 Payments, Inc. - Class A(1)	6	375
SLM Corp.	10	169
Toast, Inc. - Class A(1)	39	872
Tradeweb Markets, Inc. - Class A	4	297
UWM Holdings Corp.	10	55
Visa, Inc. - Class A	3,601	855,100
Wells Fargo & Co.	2,811	119,958
Western Union Co.	6	70
WEX, Inc.(1)	2	389
Willis Towers Watson Plc	1	342

Total Financials		3,664,022

Healthcare – 15.37%
10X Genomics, Inc. - Class A(1)	9	494
Abbott Laboratories	12	1,298
AbbVie, Inc.	192	25,924
Agilent Technologies, Inc.	26	3,150
agilon health, Inc.(1)	26	455
Align Technology, Inc.(1)	8	2,945
Alnylam Pharmaceuticals, Inc.(1)	11	2,060
AmerisourceBergen Corp. - Class A	18	3,390
Amgen, Inc.	40	8,780
Apellis Pharmaceuticals, Inc.(1)	11	991
AstraZeneca Plc - ADR	943	67,501
BioMarin Pharmaceutical, Inc.(1)	2	209
Bio-Techne Corp.	16	1,305
Boston Scientific Corp.(1)	2,104	113,794
Bruker Corp.	11	846
Cardinal Health, Inc.	14	1,363
Certara, Inc.(1)	8	144
Chemed Corp.	1	620
Cigna Group	2	662
Danaher Corp.	1,798	431,570
DaVita, Inc.(1)	6	601
DexCom, Inc.(1)	42	5,423
Doximity, Inc. - Class A(1)	6	189
Edwards Lifesciences Corp.(1)	66	6,191
Elevance Health, Inc.	3	1,529
Eli Lilly & Co.	421	197,529
Exact Sciences Corp.(1)	7	634
Exelixis, Inc.(1)	26	493
GE HealthCare Technologies, Inc.	3	263
HCA Healthcare, Inc.	5	1,402
Horizon Therapeutics Plc(1)	22	2,295
Humana, Inc.	124	55,307
ICON Plc(1)	1	332
IDEXX Laboratories, Inc.(1)	9	4,513
Illumina, Inc.(1)	5	964
Incyte Corp.(1)	15	924

Inspire Medical Systems, Inc.(1)	3	1,018
Insulet Corp.(1)	7	2,153
Intuitive Surgical, Inc.(1)	790	269,986
Ionis Pharmaceuticals, Inc.(1)	14	587
IQVIA Holdings, Inc.(1)	1,518	341,142
Jazz Pharmaceuticals Plc(1)	3	427
Johnson & Johnson	1,873	310,016
Karuna Therapeutics, Inc.(1)	3	752
Maravai LifeSciences Holdings, Inc. - Class A(1)	12	146
Masimo Corp.(1)	5	853
McKesson Corp.	6	2,434
Medpace Holdings, Inc.(1)	3	610
Medtronic Plc	1,074	94,583
Merck & Co., Inc.	51	5,887
Mettler-Toledo International, Inc.(1)	2	3,109
Molina Healthcare, Inc.(1)	3	1,033
Natera, Inc.(1)	11	551
Neurocrine Biosciences, Inc.(1)	10	971
Novo Nordisk A/S - ADR	549	88,925
Novocure Ltd.(1)	11	465
Penumbra, Inc.(1)	4	1,334
Regeneron Pharmaceuticals, Inc.(1)	269	193,253
Repligen Corp.(1)	3	379
ResMed, Inc.	16	3,446
Roivant Sciences Ltd.(1)	25	254
Sarepta Therapeutics, Inc.(1)	10	1,120
Seagen, Inc.(1)	15	2,943
Shockwave Medical, Inc.(1)	4	1,129
Sotera Health Co.(1)	8	142
Stryker Corp.	10	3,005
Tandem Diabetes Care, Inc.(1)	1	23
Thermo Fisher Scientific, Inc.	850	443,586
Ultragenyx Pharmaceutical, Inc.(1)	7	341
UnitedHealth Group, Inc.	1,298	623,809
Veeva Systems, Inc. - Class A(1)	16	3,124
Vertex Pharmaceuticals, Inc.(1)	191	67,205
Waters Corp.(1)	6	1,712
West Pharmaceutical Services, Inc.	8	3,071
Zoetis, Inc. - Class A	532	91,609

Total Healthcare		3,513,223

Industrials – 3.79%
Advanced Drainage Systems, Inc.	7	767
Allegion Plc	9	1,062
Allison Transmission Holdings, Inc.	1	54
American Airlines Group, Inc.(1)	26	471
AO Smith Corp.	1	104
Armstrong World Industries, Inc.	1	105
Automatic Data Processing, Inc.	39	8,514
Avis Budget Group, Inc.(1)	1	175
Axon Enterprise, Inc.(1)	8	1,480
Boeing Co.(1)	8	1,748
Booz Allen Hamilton Holding Corp. - Class A	14	1,579
Broadridge Financial Solutions, Inc.	11	1,770
BWX Technologies, Inc.	2	122
Caterpillar, Inc.	314	77,268
Ceridian HCM Holding, Inc.(1)	1	93
CH Robinson Worldwide, Inc.	10	922
ChargePoint Holdings, Inc.(1)	28	248
Cintas Corp.	8	4,182
Copart, Inc.(1)	47	4,269
CSX Corp.	25	839
Deere & Co.	28	11,278
Delta Air Lines, Inc.(1)	4	170
Donaldson Co., Inc.	5	342
EMCOR Group, Inc.	2	327
Equifax, Inc.	9	2,165
Expeditors International of Washington, Inc.	2	274
Fastenal Co.	47	2,753
Ferguson Plc	1	191
FTI Consulting, Inc.(1)	1	128
Genpact Ltd.	5	183
Graco, Inc.	7	644
HEICO Corp.	451	79,839
HEICO Corp. - Class A	8	1,115
Honeywell International, Inc.	1,058	219,454
Hubbell, Inc. - Class B	3	883
IDEX Corp.	1	144
Illinois Tool Works, Inc.	27	6,749
JB Hunt Transport Services, Inc.	2	320
KBR, Inc.	5	349
Landstar System, Inc.	3	659

Lincoln Electric Holdings, Inc.	6	1,129
Lockheed Martin Corp.	25	11,351
Lyft, Inc. - Class A(1)	28	271
MSA Safety, Inc.	1	118
Nordson Corp.	101	25,135
Norfolk Southern Corp.	521	118,065
Northrop Grumman Corp.	1	406
Old Dominion Freight Line, Inc.	10	3,705
Otis Worldwide Corp.	3	237
Paychex, Inc.	35	3,943
Paycom Software, Inc.	6	1,788
Paylocity Holding Corp.(1)	4	792
Quanta Services, Inc.	4	810
RB Global, Inc.	15	909
Rockwell Automation, Inc.	13	4,130
Rollins, Inc.	23	987
Saia, Inc.(1)(2)	0	109
SiteOne Landscape Supply, Inc.(1)	2	261
Spirit AeroSystems Holdings, Inc. - Class A	1	34
Tetra Tech, Inc.	1	171
Toro Co.	11	1,146
Trane Technologies Plc	7	1,402
TransDigm Group, Inc.	1	865
Trex Co., Inc.(1)	12	773
Uber Technologies, Inc.(1)	2,618	113,022
U-Haul Holding Co. - Class B	3	171
Union Pacific Corp.	28	5,827
United Parcel Service, Inc. - Class B	22	3,925
United Rentals, Inc.	2	683
Valmont Industries, Inc.(2)	0	86
Verisk Analytics, Inc. - Class A	16	3,519
Vertiv Holdings Co. - Class A	5	126
Waste Management, Inc.	708	122,784
Watsco, Inc.	1	344
WillScot Mobile Mini Holdings Corp. - Class A(1)	5	258
WW Grainger, Inc.	5	3,835
Xylem, Inc.	3	347

Total Industrials		867,203

Information Technology – 27.78%
Accenture Plc - Class A	364	112,256
Adobe, Inc.(1)	805	393,827
Advanced Micro Devices, Inc.(1)	1,333	151,867
Allegro MicroSystems, Inc.(1)	7	313
Alteryx, Inc. - Class A(1)	6	287
Amphenol Corp. - Class A	1,582	134,430
Analog Devices, Inc.	779	151,696
ANSYS, Inc.(1)	8	2,580
Apple, Inc.	3,659	709,730
Applied Materials, Inc.	793	114,598
AppLovin Corp. - Class A(1)	6	164
Arista Networks, Inc.(1)	27	4,435
Atlassian Corp. - Class A(1)	16	2,640
Autodesk, Inc.(1)	1,112	227,546
Bentley Systems, Inc. - Class B	19	1,056
Broadcom, Inc.	116	100,701
Cadence Design Systems, Inc.(1)	346	81,110
CDW Corp.	14	2,549
Cisco Systems, Inc.	2,096	108,471
Cloudflare, Inc. - Class A(1)	31	1,997
Cognex Corp.	661	37,040
Confluent, Inc. - Class A(1)	20	713
Crowdstrike Holdings, Inc. - Class A(1)	241	35,351
Datadog, Inc. - Class A(1)	30	2,931
DocuSign, Inc. - Class A(1)	21	1,091
DoubleVerify Holdings, Inc. - Class Rights(1)	12	477
Dropbox, Inc. - Class A(1)	27	721
Dynatrace, Inc.(1)	23	1,192
Elastic NV(1)	8	542
Enphase Energy, Inc.(1)	14	2,369
Entegris, Inc.	1	94
EPAM Systems, Inc.(1)	6	1,323
Fair Isaac Corp.(1)	3	2,131
Five9, Inc.(1)	8	635
Fortinet, Inc.(1)	72	5,417
Gartner, Inc.(1)	8	2,941
Gen Digital, Inc.	9	175
Gitlab, Inc. - Class A(1)	5	272
Globant SA(1)	4	800
GoDaddy, Inc. - Class A(1)	10	766
HashiCorp, Inc. - Class A(1)	7	181
HP, Inc.	19	591

HubSpot, Inc.(1)	5	2,655
Informatica, Inc. - Class A(1)	1	10
International Business Machines Corp.	242	32,449
Intuit, Inc.	567	260,002
Jabil, Inc.	9	956
Keysight Technologies, Inc.(1)	5	830
KLA Corp.	15	7,267
Lam Research Corp.	14	8,904
Lattice Semiconductor Corp.(1)	15	1,398
Manhattan Associates, Inc.(1)	7	1,343
Microchip Technology, Inc.	42	3,749
Micron Technology, Inc.	329	20,788
Microsoft Corp.	5,289	1,801,225
MongoDB, Inc. - Class A(1)	41	16,900
Monolithic Power Systems, Inc.	5	2,680
Motorola Solutions, Inc.	17	4,865
National Instruments Corp.	11	641
nCino, Inc.(1)	1	36
NetApp, Inc.	9	709
New Relic, Inc.(1)	6	368
Nutanix, Inc. - Class A(1)	6	171
NVIDIA Corp.	1,485	628,385
Okta, Inc. - Class A(1)	1	73
Oracle Corp.	68	8,115
Palantir Technologies, Inc. - Class A(1)	204	3,133
Palo Alto Networks, Inc.(1)	33	8,307
Pegasystems, Inc.	5	222
Procore Technologies, Inc.(1)	9	557
PTC, Inc.(1)	6	883
Pure Storage, Inc. - Class A(1)	24	883
QUALCOMM, Inc.	106	12,627
RingCentral, Inc. - Class A(1)	9	293
Salesforce, Inc.(1)	2,097	443,062
SentinelOne, Inc. - Class A(1)	3	42
ServiceNow, Inc.(1)	452	254,186
Smartsheet, Inc. - Class A(1)	14	532
Snowflake, Inc. - Class A(1)	398	70,098
Splunk, Inc.(1)	18	1,875
Synopsys, Inc.(1)	17	7,211
Teradata Corp.(1)	11	592
Teradyne, Inc.	14	1,577
Texas Instruments, Inc.	40	7,278
Twilio, Inc. - Class A(1)	3	194
Tyler Technologies, Inc.(1)	3	1,429
Ubiquiti, Inc.(2)	0	37
UiPath, Inc. - Class A(1)	31	521
Unity Software, Inc.(1)	12	536
Universal Display Corp.	2	332
VeriSign, Inc.(1)	1	118
VMware, Inc. - Class A(1)	23	3,373
Vontier Corp.	6	185
Workday, Inc. - Class A(1)	1,426	322,057
Zebra Technologies Corp. - Class A(1)	1	297
Zscaler, Inc.(1)	9	1,329

Total Information Technology		6,348,291

Materials – 3.46%
Ardagh Metal Packaging SA	4	16
Avery Dennison Corp.	437	75,002
Axalta Coating Systems Ltd.(1)	3	85
Ball Corp.	3,230	188,025
Eagle Materials, Inc.	3	477
Ecolab, Inc.	1,577	294,372
FMC Corp.	2	212
Ginkgo Bioworks Holdings, Inc.(1)	14	26
Graphic Packaging Holding Co.	18	427
Linde Plc	5	1,918
PPG Industries, Inc.	6	953
RPM International, Inc.	3	238
Scotts Miracle-Gro Co.	5	282
Sealed Air Corp.	9	347
Sherwin-Williams Co.	858	227,840
Southern Copper Corp.	9	667
Vulcan Materials Co.	3	717

Total Materials		791,604

Real Estate – 2.29%
American Tower Corp.	296	57,321
CoStar Group, Inc.(1)	19	1,688
Crown Castle, Inc.	5	570
Equinix, Inc.	367	287,571
Equity LifeStyle Properties, Inc.	6	424
Extra Space Storage, Inc.	1	125

Iron Mountain, Inc.		16	888
Lamar Advertising Co. - Class A		7	724
Prologis, Inc.		1,391	170,640
Public Storage		10	2,900
SBA Communications Corp. - Class A		1	274
Simon Property Group, Inc.		8	891
Sun Communities, Inc.		3	381
UDR, Inc.		2	86

Total Real Estate			524,483

Utilities – 0.01%
AES Corp.		45	922
Vistra Corp.		12	313

Total Utilities			1,235

Total Common Stocks (Cost: $15,652,642)			22,397,385

PREFERRED STOCKS – 0.17%
Consumer Discretionary – 0.17%
Dr Ing hc F Porsche AG(3)		316	39,215

Total Consumer Discretionary			39,215

Total Preferred Stocks (Cost: $30,605)			39,215

SHORT-TERM INVESTMENTS – 1.74%
Money Market Funds – 1.74%
Goldman Sachs Financial Square Government Fund - Class I, 5.02%(4)		397,664	397,664

Total Money Market Funds (Cost: $397,664)			397,664

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.00%(5)
Citibank, London, 2.62% due 07/03/2023(2)	EUR	0	0
JP Morgan, New York, 4.57% due 07/03/2023		$15	15
Sumitomo Trust Bank, London, 4.57% due 07/03/2023		533	533

Total Time Deposits (Cost: $548)			548

Total Short-Term Investments (Cost: $398,212)			398,212

TOTAL INVESTMENTS IN SECURITIES – 99.89% (Cost: $16,081,459)			22,834,812

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.11%			25,307

TOTAL NET ASSETS – 100.00%			$22,860,119

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

EUR Euro

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $93,430, which represents 0.41% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.
(5)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
11	NASDAQ 100 E-mini Future	Sep. 2023	$3,307	$3,374	$67
7	S&P 500 E-mini Future	Sep. 2023	1,536	1,571	35

					$102

Bridge Builder Large Cap Value Fund

Schedule of Investments

June 30, 2023

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 96.48%
Communication Services – 7.21%
Activision Blizzard, Inc.(1)	33	$2,821
Alphabet, Inc. - Class C(1)	1,756	212,366
AMC Entertainment Holdings, Inc. - Class A(1)	22	98
AT&T, Inc.	1,801	28,723
Cable One, Inc.(2)	0	147
Comcast Corp. - Class A	5,317	220,908
DISH Network Corp. - Class A(1)	11	70
Electronic Arts, Inc.	1,034	134,049
ESC GCI Liberty, Inc.(1)(2)(5)	4	—
Fox Corp. - Class A	203	6,902
Fox Corp. - Class B	6	199
Frontier Communications Parent, Inc.(1)	11	205
IAC, Inc.(1)	3	212
Interpublic Group of Companies, Inc.	16	634
Iridium Communications, Inc.(2)	0	21
Liberty Broadband Corp. - Class A(1)(2)	0	28
Liberty Broadband Corp. - Class C(1)	4	316
Liberty Media Corp.-Liberty Formula One - Class A(1)	1	60
Liberty Media Corp.-Liberty Formula One - Class C(1)	8	623
Liberty Media Corp.-Liberty SiriusXM - Class A(1)	3	104
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	7	214
Live Nation Entertainment, Inc.(1)	5	471
Lumen Technologies, Inc.	327	738
Madison Square Garden Sports Corp. - Class A	1	149
Match Group, Inc.(1)	1	36
Meta Platforms, Inc. - Class A(1)	720	206,580
Netflix, Inc.(1)	220	97,087
New York Times Co. - Class A	7	282
News Corp. - Class A	2,474	48,248
News Corp. - Class B	252	4,960
Nexstar Media Group, Inc. - Class A	48	8,071
Omnicom Group, Inc.	8	801
Paramount Global - Class B	359	5,704
Playtika Holding Corp.(1)	2	17
Roku, Inc. - Class A(1)	5	294
Sirius XM Holdings, Inc.	29	130
Take-Two Interactive Software, Inc.(1)	7	1,035
TEGNA, Inc.	273	4,430
T-Mobile U.S., Inc.(1)	295	40,910
TripAdvisor, Inc.(1)	5	78
Verizon Communications, Inc.	1,274	47,387
Walt Disney Co.(1)	1,122	100,195
Warner Bros Discovery, Inc.(1)	4,195	52,610
ZoomInfo Technologies, Inc. - Class A(1)	6	163

Total Communication Services		1,229,076

Consumer Discretionary – 8.62%
Academy Sports & Outdoors, Inc.	104	5,637
ADT, Inc.	8	49
Advance Auto Parts, Inc.	2	171
Aptiv Plc(1)	599	61,102
Aramark	1,762	75,841
AutoNation, Inc.(1)	358	58,901
AutoZone, Inc.(1)(2)	0	322
Bath & Body Works, Inc.	10	371
Best Buy Co., Inc.	277	22,699
Bloomin’ Brands, Inc.	260	6,983
Booking Holdings, Inc.(1)	29	77,905
BorgWarner, Inc.	160	7,820
Boyd Gaming Corp.	3	225
Bright Horizons Family Solutions, Inc.(1)	2	199
Brunswick Corp.	3	229
Caesars Entertainment, Inc.(1)	5	264
Capri Holdings Ltd.(1)	99	3,560
CarMax, Inc.(1)	6	535
Carnival Corp.(1)	42	795
Carter’s, Inc.	74	5,388
Columbia Sportswear Co.	1	115
Compass Group Plc	3,851	107,837
Darden Restaurants, Inc.	3	459
Dick’s Sporting Goods, Inc.	70	9,268
DoorDash, Inc. - Class A(1)	3	213
DR Horton, Inc.	13	1,616

eBay, Inc.	269	12,030
Etsy, Inc.(1)	2	194
Expedia Group, Inc.(1)	2	180
Foot Locker, Inc.	126	3,405
Ford Motor Co.	1,039	15,727
GameStop Corp. - Class A(1)	12	283
Gap, Inc.	9	78
Garmin Ltd.	7	696
General Motors Co.	428	16,522
Gentex Corp.	10	305
Genuine Parts Co.	6	1,013
Grand Canyon Education, Inc.(1)	1	96
H&R Block, Inc.	2	73
Harley-Davidson, Inc.	180	6,331
Hasbro, Inc.	6	371
Hilton Worldwide Holdings, Inc.	6	865
Home Depot, Inc.	213	66,170
Hyatt Hotels Corp. - Class A	2	245
Kohl’s Corp.	686	15,805
Las Vegas Sands Corp.(1)	1,927	111,769
La-Z-Boy, Inc.	211	6,034
Lear Corp.	3	368
Leggett & Platt, Inc.	6	171
Lennar Corp. - Class A	85	10,603
Lennar Corp. - Class B	1	85
Lithia Motors, Inc. - Class A	158	48,112
LKQ Corp.	11	665
Lowe’s Companies, Inc.	7	1,535
Lucid Group, Inc.(1)	32	219
Macy’s, Inc.	195	3,128
Marriott International, Inc. - Class A	494	90,762
Marriott Vacations Worldwide Corp.	341	41,795
Mattel, Inc.(1)	1,092	21,338
McDonald’s Corp.	398	118,731
MGM Resorts International	1,082	47,505
Mister Car Wash, Inc.(1)	3	31
Mohawk Industries, Inc.(1)	2	237
Newell Brands, Inc.	16	139
NIKE, Inc. - Class B	1,016	112,118
Nordstrom, Inc.	94	1,930
Norwegian Cruise Line Holdings Ltd.(1)	14	298
NVR, Inc.(1)(2)	0	730
Ollie’s Bargain Outlet Holdings, Inc.(1)	2	103
O’Reilly Automotive, Inc.(1)(2)	0	378
Penn Entertainment, Inc.(1)	7	168
Penske Automotive Group, Inc.	92	15,318
Petco Health & Wellness Co., Inc. - Class A(1)	4	34
Planet Fitness, Inc. - Class A(1)	2	128
Polaris, Inc.	2	253
PulteGroup, Inc.	167	13,007
PVH Corp.	83	7,034
QuantumScape Corp. - Class A(1)	12	92
Ralph Lauren Corp. - Class A	2	223
RH(1)	1	175
Rivian Automotive, Inc. - Class A(1)	23	376
Ross Stores, Inc.	1	108
Royal Caribbean Cruises Ltd.(1)	7	724
SeaWorld Entertainment, Inc.(1)	940	52,672
Service Corp. International	4	261
Skechers USA, Inc. - Class A(1)	5	288
Tapestry, Inc.	9	405
Tempur Sealy International, Inc.	6	227
Thor Industries, Inc.	81	8,407
TJX Companies, Inc.	1,750	148,356
Toll Brothers, Inc.	5	372
TopBuild Corp.(1)	1	336
Travel + Leisure Co.	2	70
Under Armour, Inc. - Class A(1)	8	60
Under Armour, Inc. - Class C(1)	9	57
Vail Resorts, Inc.	2	387
Valvoline, Inc.	5	203
VF Corp.	15	289
Victoria’s Secret & Co.(1)	1	16
Wayfair, Inc. - Class A(1)	2	148
Whirlpool Corp.	70	10,402
Williams-Sonoma, Inc.	2	303
Wyndham Hotels & Resorts, Inc.	3	228
Wynn Resorts Ltd.	4	441
Yum! Brands, Inc.	1	202

Total Consumer Discretionary		1,469,447

Consumer Staples – 7.89%
Albertsons Companies, Inc. - Class A	388	8,456
Altria Group, Inc.	1,966	89,040
Archer-Daniels-Midland Co.	127	9,584
BJ’s Wholesale Club Holdings, Inc.(1)	4	234
Brown-Forman Corp. - Class A	1	48
Brown-Forman Corp. - Class B	2	108
Bunge Ltd.	65	6,104
Campbell Soup Co.	8	388
Casey’s General Stores, Inc.	1	331
Church & Dwight Co., Inc.	1	109
Coca-Cola Co.	1,479	89,068
Colgate-Palmolive Co.	1,657	127,636
Conagra Brands, Inc.	1,459	49,206
Constellation Brands, Inc. - Class A	78	19,122
Costco Wholesale Corp.	148	79,691
Coty, Inc. - Class A(1)	16	195
Darling Ingredients, Inc.(1)	7	421
Diageo Plc - ADR	367	63,696
Dollar General Corp.	261	44,228
Dollar Tree, Inc.(1)	9	1,277
Edgewell Personal Care Co.	115	4,764
Estee Lauder Companies, Inc. - Class A	7	1,320
Flowers Foods, Inc.	8	211
Freshpet, Inc.(1)	1	93
General Mills, Inc.	25	1,923
Grocery Outlet Holding Corp.(1)	4	116
Heineken Holding NV	1,033	89,909
Herbalife Ltd.(1)	208	2,750
Hershey Co.	2	405
Hormel Foods Corp.	12	499
Ingredion, Inc.	91	9,666
J.M. Smucker Co.	4	649
Kellogg Co.	11	747
Kenvue, Inc.(1)	226	5,971
Keurig Dr Pepper, Inc.	41	1,272
Kimberly-Clark Corp.	255	35,253
Kraft Heinz Co.	324	11,494
Kroger Co.	410	19,258
Lamb Weston Holdings, Inc.(2)	0	40
McCormick & Co., Inc.	11	935
Molson Coors Beverage Co. - Class B	277	18,268
Mondelez International, Inc. - Class A	122	8,924
Olaplex Holdings, Inc.(1)	6	21
PepsiCo, Inc.	595	110,215
Performance Food Group Co.(1)	3	209
Philip Morris International, Inc.	2,306	225,138
Pilgrim’s Pride Corp.(1)	2	38
Post Holdings, Inc.(1)	2	206
Procter & Gamble Co.	767	116,354
Reynolds Consumer Products, Inc.	2	66
Seaboard Corp.(2)	0	32
Spectrum Brands Holdings, Inc.	2	143
Sprouts Farmers Market, Inc.(1)	290	10,655
Target Corp.	30	3,891
Tyson Foods, Inc. - Class A	562	28,676
U.S. Foods Holding Corp.(1)	9	415
Walgreens Boots Alliance, Inc.	238	6,777
Walmart, Inc.	252	39,614

Total Consumer Staples		1,345,859

Energy – 5.54%
Antero Midstream Corp.	10	112
Antero Resources Corp.(1)	12	278
APA Corp.	208	7,101
Baker Hughes Co. - Class A	43	1,366
California Resources Corp.	1	50
Chesapeake Energy Corp.	76	6,368
Chevron Corp.	136	21,432
Civitas Resources, Inc.	86	5,934
ConocoPhillips	134	13,853
Coterra Energy, Inc.	32	817
Devon Energy Corp.	27	1,322
Diamondback Energy, Inc.	8	1,015
DT Midstream, Inc.	4	212
Enbridge, Inc.	1,843	68,472
EOG Resources, Inc.	1,144	130,954
EQT Corp.	171	7,020
Exxon Mobil Corp.	969	103,873
Halliburton Co.	1,773	58,491
Hess Corp.	795	108,101
HF Sinclair Corp.	190	8,461
Kinder Morgan, Inc.	84	1,441

Marathon Oil Corp.	286	6,584
Marathon Petroleum Corp.	117	13,594
NOV, Inc.	17	272
Occidental Petroleum Corp.	30	1,767
ONEOK, Inc.	18	1,112
Ovintiv, Inc.	6	219
PDC Energy, Inc.	4	263
Phillips 66	683	65,108
Pioneer Natural Resources Co.	350	72,546
Range Resources Corp.	10	293
Schlumberger NV	2,107	103,510
Southwestern Energy Co.(1)	45	272
Suncor Energy, Inc.	129	3,768
TC Energy Corp.	649	26,212
TechnipFMC Plc(1)	19	311
TotalEnergies SE - ADR	294	16,971
TotalEnergies SE	1,115	63,992
Valero Energy Corp.	94	11,012
Vitesse Energy, Inc.	22	486
Williams Companies, Inc.	314	10,237

Total Energy		945,202

Financials – 18.71%
Affiliated Managers Group, Inc.	32	4,807
Affirm Holdings, Inc. - Class A(1)	11	162
Aflac, Inc.	234	16,353
AGNC Investment Corp.	25	256
Allstate Corp.	522	56,894
Ally Financial, Inc.	12	312
American Express Co.	803	139,916
American Financial Group, Inc.	51	6,106
American International Group, Inc.	2,425	139,560
Ameriprise Financial, Inc.	57	18,903
Annaly Capital Management, Inc.	149	2,974
Aon Plc - Class A	9	2,979
Apollo Global Management, Inc.	109	8,360
Arch Capital Group Ltd.(1)	1,606	120,232
Ares Capital Corp.	394	7,401
Arthur J. Gallagher & Co.	9	1,873
Assurant, Inc.	2	259
Assured Guaranty Ltd.	2	136
Axis Capital Holdings Ltd.	776	41,795
Bank of America Corp.	3,885	111,462
Bank of New York Mellon Corp.	331	14,750
Bank OZK	5	202
BankUnited, Inc.	162	3,480
Berkshire Hathaway, Inc. - Class B(1)	485	165,262
BlackRock, Inc. - Class A	6	4,404
Block, Inc. - Class A(1)	15	967
Blue Owl Capital, Inc. - Class A	16	189
BOK Financial Corp.	1	96
Brighthouse Financial, Inc.(1)	3	138
Brown & Brown, Inc.	6	425
Capital One Financial Corp.	134	14,708
Carlyle Group, Inc.	321	10,245
CBOE Global Markets, Inc.	5	632
Charles Schwab Corp.	311	17,654
Chubb Ltd.	962	185,189
Cincinnati Financial Corp.	7	637
Citigroup, Inc.	750	34,513
Citizens Financial Group, Inc.	395	10,298
CME Group, Inc. - Class A	456	84,507
CNA Financial Corp.	140	5,397
Coinbase Global, Inc. - Class A(1)	7	496
Columbia Banking System, Inc.	9	190
Comerica, Inc.	6	243
Commerce Bancshares, Inc.	5	240
Credit Acceptance Corp.(1)(2)	0	132
Cullen/Frost Bankers, Inc.	3	275
Discover Financial Services	69	8,053
East West Bancorp, Inc.	6	323
Equitable Holdings, Inc.	1,711	46,466
Essent Group Ltd.	99	4,647
Euronet Worldwide, Inc.(1)	1	119
Evercore, Inc. - Class A	2	203
Everest Re Group Ltd.	20	6,824
Fidelity National Financial, Inc.	11	407
Fidelity National Information Services, Inc.	1,152	63,005
Fifth Third Bancorp	1,348	35,319
First American Financial Corp.	4	236
First Citizens BancShares, Inc. - Class A(2)	0	529
First Hawaiian, Inc.	6	106

First Horizon Corp.	99	1,120
Fiserv, Inc.(1)	938	118,369
FleetCor Technologies, Inc.(1)(2)	0	54
FNB Corp.	431	4,932
Franklin Resources, Inc.	132	3,515
Global Payments, Inc.	58	5,691
Globe Life, Inc.	4	424
Goldman Sachs Group, Inc.	287	92,475
Hanover Insurance Group, Inc.	2	184
Hartford Financial Services Group, Inc.	611	44,031
Houlihan Lokey, Inc. - Class A	2	193
Huntington Bancshares, Inc.	2,535	27,328
Interactive Brokers Group, Inc. - Class A	4	355
Intercontinental Exchange, Inc.	24	2,691
Invesco Ltd.	16	266
Jack Henry & Associates, Inc.	2	354
Janus Henderson Group Plc	6	158
Jefferies Financial Group, Inc.	2,083	69,085
JPMorgan Chase & Co.	437	63,522
Kemper Corp.	3	134
KeyCorp	365	3,372
KKR & Co., Inc. - Class Miscella	21	1,164
Lazard Ltd. - Class A	4	124
Lincoln National Corp.	132	3,399
Loews Corp.	490	29,108
M&T Bank Corp.	412	50,965
Markel Group, Inc.(1)	1	775
Marsh & McLennan Companies, Inc.	599	112,677
Mastercard, Inc. - Class A	252	99,154
MetLife, Inc.	983	55,559
MGIC Investment Corp.	411	6,485
Moody’s Corp.	1	207
Morgan Stanley	1,388	118,537
MSCI, Inc. - Class A	2	778
Nasdaq, Inc.	15	726
Navient Corp.	415	7,711
New York Community Bancorp, Inc.	31	349
Northern Trust Corp.	395	29,313
NU Holdings Ltd. - Class A(1)	31	245
Old Republic International Corp.	12	304
OneMain Holdings, Inc. - Class A	5	225
PayPal Holdings, Inc.(1)	19	1,288
Pinnacle Financial Partners, Inc.	3	187
PNC Financial Services Group, Inc.	1,028	129,512
Popular, Inc.	3	190
Primerica, Inc.	1	107
Principal Financial Group, Inc.	10	782
Progressive Corp.	6	829
Prosperity Bancshares, Inc.	4	214
Prudential Financial, Inc.	16	1,406
Radian Group, Inc.	253	6,398
Raymond James Financial, Inc.	92	9,501
Regions Financial Corp.	676	12,049
Reinsurance Group of America, Inc. - Class A	15	2,060
RenaissanceRe Holdings Ltd.	2	287
Rithm Capital Corp.	555	5,186
RLI Corp.	1	182
Robinhood Markets, Inc. - Class A(1)	28	284
Rocket Companies, Inc. - Class A(1)	2	22
S&P Global, Inc.	13	5,056
SEI Investments Co.	5	272
SLM Corp.	6	102
SoFi Technologies, Inc.(1)	39	328
Starwood Property Trust, Inc.	13	248
State Street Corp.	293	21,407
Stifel Financial Corp.	89	5,283
Synchrony Financial	207	7,028
Synovus Financial Corp.	6	183
T Rowe Price Group, Inc.	9	1,054
TFS Financial Corp.	2	26
TPG, Inc. - Class A	2	57
Tradeweb Markets, Inc. - Class A	3	219
Travelers Companies, Inc.	10	1,708
Truist Financial Corp.	195	5,924
U.S. Bancorp	5,049	166,834
Unum Group	9	409
Virtu Financial, Inc. - Class A	4	69
Visa, Inc. - Class A	882	209,439
Voya Financial, Inc.	91	6,493
Webster Financial Corp.	8	291
Wells Fargo & Co.	3,579	152,770

Western Alliance Bancorp	5	168
Western Union Co.	319	3,740
WEX, Inc.(1)	1	180
White Mountains Insurance Group Ltd.(2)	0	171
Willis Towers Watson Plc	286	67,395
Wintrust Financial Corp.	3	196
WR Berkley Corp.	9	547
XP, Inc. - Class A(1)	13	305
Zions Bancorp N.A.	194	5,209

Total Financials		3,191,899

Healthcare – 14.49%
Abbott Laboratories	714	77,849
AbbVie, Inc.	238	32,050
Acadia Healthcare Co., Inc.(1)	4	310
Agilent Technologies, Inc.	2	283
agilon health, Inc.(1)	1	16
Alnylam Pharmaceuticals, Inc.(1)	1	198
Amedisys, Inc.(1)	1	122
Amgen, Inc.	78	17,428
AstraZeneca Plc - ADR	255	18,222
Avantor, Inc.(1)	2,704	55,536
Azenta, Inc.(1)	3	146
Baxter International, Inc.	2,024	92,213
Becton Dickinson & Co.	251	66,287
Biogen, Inc.(1)	57	16,284
BioMarin Pharmaceutical, Inc.(1)	7	610
Bio-Rad Laboratories, Inc. - Class A(1)	1	351
Bio-Techne Corp.(2)	0	31
Boston Scientific Corp.(1)	62	3,331
Bristol Myers Squibb Co.	504	32,226
Cardinal Health, Inc.	222	20,988
Catalent, Inc.(1)	8	333
Centene Corp.(1)	269	18,118
Certara, Inc.(1)	3	59
Charles River Laboratories International, Inc.(1)	2	455
Chemed Corp.(2)	0	96
Cigna Group	441	123,664
Cooper Companies, Inc.	2	806
CVS Health Corp.	1,309	90,500
Danaher Corp.	406	97,356
DaVita, Inc.(1)	71	7,123
Dentsply Sirona, Inc.	9	379
Doximity, Inc. - Class A(1)	2	83
Elanco Animal Health, Inc.(1)	21	211
Elevance Health, Inc.	277	122,850
Encompass Health Corp.	4	296
Enovis Corp.(1)	2	135
Envista Holdings Corp.(1)	7	241
Exact Sciences Corp.(1)	5	467
Exelixis, Inc.(1)	4	69
GE HealthCare Technologies, Inc.	256	20,812
Gilead Sciences, Inc.	332	25,609
Globus Medical, Inc. - Class A(1)	3	193
HCA Healthcare, Inc.	62	18,944
Henry Schein, Inc.(1)	102	8,293
Hologic, Inc.(1)	11	852
Horizon Therapeutics Plc(1)	1	114
Humana, Inc.	105	46,805
ICON Plc(1)	3	740
ICU Medical, Inc.(1)	1	154
Illumina, Inc.(1)	5	888
Incyte Corp.(1)	2	128
Inmode Ltd.(1)	2	86
Integra LifeSciences Holdings Corp.(1)	3	130
Ionis Pharmaceuticals, Inc.(1)(2)	0	18
IQVIA Holdings, Inc.(1)	1	129
Jazz Pharmaceuticals Plc(1)	91	11,278
Johnson & Johnson	1,047	173,377
Karuna Therapeutics, Inc.(1)(2)	0	35
Koninklijke Philips NV	2,929	63,466
Laboratory Corp. of America Holdings	4	925
Lantheus Holdings, Inc.(1)	53	4,439
LivaNova Plc(1)	634	32,591
Maravai LifeSciences Holdings, Inc. - Class A(1)	2	25
McKesson Corp.	44	18,998
Medtronic Plc	3,009	265,117
Merck & Co., Inc.	2,274	262,385
Mirati Therapeutics, Inc.(1)	2	66
Moderna, Inc.(1)	14	1,744
Molina Healthcare, Inc.(1)	1	339
Organon & Co.	105	2,180

Perrigo Co. Plc	1,678	56,971
Pfizer, Inc.	2,498	91,619
Premier, Inc. - Class A	5	146
QIAGEN NV(1)	10	446
Quest Diagnostics, Inc.	45	6,300
QuidelOrtho Corp.(1)	4	291
R1 RCM, Inc.(1)	7	120
Regeneron Pharmaceuticals, Inc.(1)	4	2,977
Repligen Corp.(1)	1	187
Revvity, Inc.	6	663
Royalty Pharma Plc - Class A	16	495
Sanofi - ADR	78	4,208
Sanofi	188	20,250
Select Medical Holdings Corp.	169	5,398
Sotera Health Co.(1)	1	24
STERIS Plc	4	952
Stryker Corp.	459	140,177
Syneos Health, Inc. - Class A(1)	4	186
Tandem Diabetes Care, Inc.(1)	2	58
Teladoc Health, Inc.(1)	6	162
Teleflex, Inc.	2	497
Tenet Healthcare Corp.(1)	5	374
Thermo Fisher Scientific, Inc.	6	3,300
United Therapeutics Corp.(1)	24	5,286
UnitedHealth Group, Inc.	417	200,276
Universal Health Services, Inc. - Class B	55	8,670
Vertex Pharmaceuticals, Inc.(1)	1	329
Viatris, Inc.	2,172	21,673
Zimmer Biomet Holdings, Inc.	275	40,066

Total Healthcare		2,470,683

Industrials – 15.18%
3M Co.	81	8,069
Acuity Brands, Inc.	47	7,707
AECOM	747	63,263
AerCap Holdings NV(1)	929	58,993
AGCO Corp.	121	15,923
Air Lease Corp. - Class A	1,432	59,928
Airbus SE	709	102,490
Alaska Air Group, Inc.(1)	159	8,442
Allegion Plc(2)	0	34
Allison Transmission Holdings, Inc.	133	7,503
American Airlines Group, Inc.(1)	17	313
AMETEK, Inc.	10	1,589
AO Smith Corp.	5	340
Armstrong World Industries, Inc.	1	99
Atkore, Inc.(1)	91	14,159
Automatic Data Processing, Inc.	282	62,068
Avis Budget Group, Inc.(1)	1	131
AZEK Co., Inc. - Class A(1)	6	174
Boeing Co.(1)	191	40,389
Broadridge Financial Solutions, Inc.	1	136
Builders FirstSource, Inc.(1)	5	739
BWX Technologies, Inc.	1,103	78,974
CACI International, Inc. - Class A(1)	199	67,791
Canadian National Railway Co.	614	74,290
Carlisle Companies, Inc.	2	554
Carrier Global Corp.	36	1,767
Caterpillar, Inc.	41	10,115
Ceridian HCM Holding, Inc.(1)	6	385
CH Robinson Worldwide, Inc.	1	102
Cintas Corp.(2)	0	202
Clarivate Plc(1)	20	188
Clean Harbors, Inc.(1)	2	363
CNH Industrial NV	71	1,019
Concentrix Corp.	2	154
Core & Main, Inc. - Class A(1)	4	114
Crane Co.	47	4,168
Crane NXT Co.	47	2,640
CSX Corp.	78	2,644
Cummins, Inc.	68	16,751
Curtiss-Wright Corp.	2	304
Deere & Co.	136	55,092
Delta Air Lines, Inc.(1)	188	8,922
Donaldson Co., Inc.	3	189
Dover Corp.	6	879
Driven Brands Holdings, Inc.(1)	3	72
Dun & Bradstreet Holdings, Inc.	11	124
Eaton Corp. Plc	17	3,435
EMCOR Group, Inc.	1	242
Emerson Electric Co.	24	2,202
Equifax, Inc.	2	377

Esab Corp.	2	158
Expeditors International of Washington, Inc.	6	687
Fastenal Co.	6	361
FedEx Corp.	573	141,979
Ferguson Plc	8	1,310
Flowserve Corp.	81	3,008
Fortive Corp.	15	1,128
Fortune Brands Innovations, Inc.	5	388
FTI Consulting, Inc.(1)	1	220
Gates Industrial Corp. Plc(1)	5	73
Generac Holdings, Inc.(1)	3	387
General Dynamics Corp.	387	83,221
General Electric Co.	695	76,320
Genpact Ltd.	6	216
Graco, Inc.	4	364
GXO Logistics, Inc.(1)	5	313
Hayward Holdings, Inc.(1)	4	45
HEICO Corp.(2)	0	24
HEICO Corp. - Class A(2)	0	33
Hertz Global Holdings, Inc.(1)	6	105
Hexcel Corp.	4	283
Hillenbrand, Inc.	158	8,112
Honeywell International, Inc.	612	127,064
Howmet Aerospace, Inc.	16	802
Hub Group, Inc. - Class A(1)	1	44
Hubbell, Inc. - Class B	1	412
Huntington Ingalls Industries, Inc.	26	5,911
IDEX Corp.	3	638
Illinois Tool Works, Inc.	2	599
Ingersoll Rand, Inc.	17	1,129
ITT, Inc.	4	343
Jacobs Solutions, Inc.	5	638
JB Hunt Transport Services, Inc.	382	69,129
Johnson Controls International Plc	29	1,998
KBR, Inc.	4	239
Kirby Corp.(1)	3	207
Knight-Swift Transportation Holdings, Inc. - Class A	7	382
L3Harris Technologies, Inc.	260	50,847
Landstar System, Inc.(2)	0	60
Leidos Holdings, Inc.	6	522
Lennox International, Inc.	1	451
Lincoln Electric Holdings, Inc.(2)	0	31
Lockheed Martin Corp.	143	65,967
ManpowerGroup, Inc.	2	171
Masco Corp.	10	553
MasTec, Inc.(1)	3	321
MDU Resources Group, Inc.	1,937	40,556
Mercury Systems, Inc.(1)	2	77
Middleby Corp.(1)	2	320
Moog, Inc. - Class A	65	7,025
MSA Safety, Inc.	1	227
MSC Industrial Direct Co., Inc. - Class A	2	189
Nordson Corp.	2	605
Norfolk Southern Corp.	45	10,135
Northrop Grumman Corp.	357	162,716
nVent Electric Plc	7	373
Old Dominion Freight Line, Inc.(2)	0	107
Oshkosh Corp.	3	252
Otis Worldwide Corp.	17	1,477
Owens Corning	96	12,480
PACCAR, Inc.	22	1,830
Parker-Hannifin Corp.	5	2,127
Paycor HCM, Inc.(1)	1	30
Pentair Plc	7	460
Plug Power, Inc.(1)	22	230
Quanta Services, Inc.	5	888
Raytheon Technologies Corp.	1,541	150,993
RB Global, Inc.	2	109
RBC Bearings, Inc.(1)	1	262
Regal Rexnord Corp.	3	447
Republic Services, Inc. - Class A	9	1,350
Robert Half International, Inc.	4	337
Ryder System, Inc.	102	8,615
Safran SA	603	94,522
Saia, Inc.(1)	1	345
Schneider National, Inc. - Class B	3	76
Science Applications International Corp.	42	4,689
Sensata Technologies Holding Plc	7	298
Siemens AG	198	33,069
SiteOne Landscape Supply, Inc.(1)	1	215
Snap-on, Inc.	41	11,693

Southwest Airlines Co.	2,799	101,353
Spirit AeroSystems Holdings, Inc. - Class A	4	117
SS&C Technologies Holdings, Inc.	9	562
Stanley Black & Decker, Inc.	1,017	95,287
Stericycle, Inc.(1)	336	15,626
Sunrun, Inc.(1)	9	164
Tetra Tech, Inc.	2	303
Textron, Inc.	137	9,285
Timken Co.	3	243
Trane Technologies Plc	7	1,310
TransDigm Group, Inc.	2	1,662
TransUnion	8	645
U-Haul Holding Co.(2)	0	22
U-Haul Holding Co. - Class B	2	107
Union Pacific Corp.	467	95,613
United Airlines Holdings, Inc.(1)	145	7,964
United Parcel Service, Inc. - Class B	656	117,516
United Rentals, Inc.	15	6,737
Univar Solutions, Inc.(1)	217	7,761
Valmont Industries, Inc.	1	235
Vertiv Holdings Co. - Class A	5,391	133,527
Waste Management, Inc.	2	304
Watsco, Inc.	1	406
Werner Enterprises, Inc.	135	5,955
WESCO International, Inc.	2	338
Westinghouse Air Brake Technologies Corp.	8	859
WillScot Mobile Mini Holdings Corp. - Class A(1)	6	300
Woodward, Inc.	3	302
XPO, Inc.(1)	5	287
Xylem, Inc.	9	1,004

Total Industrials		2,588,659

Information Technology – 8.43%
Accenture Plc - Class A	384	118,359
Advanced Micro Devices, Inc.(1)	30	3,376
Akamai Technologies, Inc.(1)	7	590
Amdocs Ltd.	74	7,314
Amkor Technology, Inc.	293	8,708
Amphenol Corp. - Class A	12	1,050
Analog Devices, Inc.	22	4,222
ANSYS, Inc.(1)	1	214
Applied Materials, Inc.	225	32,535
AppLovin Corp. - Class A(1)	7	186
Arrow Electronics, Inc.(1)	93	13,306
Aspen Technology, Inc.(1)	1	199
Avnet, Inc.	110	5,547
Bentley Systems, Inc. - Class B	1	33
BILL Holdings, Inc.(1)	4	513
Black Knight, Inc.(1)	7	397
Broadcom, Inc.	141	122,182
CCC Intelligent Solutions Holdings, Inc.(1)	9	97
CDW Corp.(2)	0	61
Ciena Corp.(1)	6	272
Cirrus Logic, Inc.(1)	2	192
Cisco Systems, Inc.	751	38,880
Cognex Corp.	7	413
Cognizant Technology Solutions Corp. - Class A	513	33,481
Coherent Corp.(1)	5	260
Consensus Cloud Solutions, Inc.(1)	19	590
Corning, Inc.	32	1,137
Dell Technologies, Inc. - Class C	206	11,130
Diodes, Inc.(1)	77	7,159
Dolby Laboratories, Inc. - Class A	3	213
Dropbox, Inc. - Class A(1)	1	24
DXC Technology Co.(1)	177	4,718
Entegris, Inc.	6	669
F5, Inc.(1)	3	377
First Solar, Inc.(1)	5	888
Flex Ltd.(1)	337	9,326
Gen Digital, Inc.	20	370
GLOBALFOUNDRIES, Inc.(1)	3	216
GoDaddy, Inc. - Class A(1)	3	195
Guidewire Software, Inc.(1)	4	272
HashiCorp, Inc. - Class A(1)	1	33
Hewlett Packard Enterprise Co.	527	8,857
HP, Inc.	605	18,590
Informatica, Inc. - Class A(1)	2	31
Intel Corp.	578	19,328
International Business Machines Corp.	93	12,452
IPG Photonics Corp.(1)	1	199
Jabil, Inc.	107	11,565
Juniper Networks, Inc.	14	433

Keysight Technologies, Inc.(1)	6	943
Kyndryl Holdings, Inc.(1)	9	125
Lam Research Corp.(2)	0	195
Littelfuse, Inc.	1	310
Lumentum Holdings, Inc.(1)	3	175
Marvell Technology, Inc.	36	2,180
Microchip Technology, Inc.	720	64,469
Micron Technology, Inc.	47	2,960
Microsoft Corp.	591	201,325
MKS Instruments, Inc.	3	307
Motorola Solutions, Inc.	1	165
National Instruments Corp.	1	70
nCino, Inc.(1)	3	82
NCR Corp.(1)	5	126
NetApp, Inc.	5	420
Nutanix, Inc. - Class A(1)	7	208
NXP Semiconductors NV	263	53,848
Okta, Inc. - Class A(1)	6	418
ON Semiconductor Corp.(1)	18	1,740
Oracle Corp.	911	108,492
PTC, Inc.(1)	2	315
Pure Storage, Inc. - Class A(1)	3	96
Qorvo, Inc.(1)	55	5,635
QUALCOMM, Inc.	1,250	148,807
Roper Technologies, Inc.	5	2,169
Salesforce, Inc.(1)	10	2,100
Samsung Electronics Co. Ltd.	1,918	105,622
Seagate Technology Holdings Plc	106	6,546
SentinelOne, Inc. - Class A(1)	7	105
Skyworks Solutions, Inc.	649	71,821
TD SYNNEX Corp.	88	8,316
TE Connectivity Ltd.	84	11,840
Teledyne Technologies, Inc.(1)	2	824
Teradyne, Inc.	1	124
Texas Instruments, Inc.	686	123,512
Trimble, Inc.(1)	11	564
Twilio, Inc. - Class A(1)	6	384
Tyler Technologies, Inc.(1)(2)	0	180
Ubiquiti, Inc.(2)	0	5
UiPath, Inc. - Class A(1)	4	62
Unity Software, Inc.(1)	7	323
Universal Display Corp.	1	157
VeriSign, Inc.(1)	4	830
Viasat, Inc.(1)	3	132
VMware, Inc. - Class A(1)	33	4,804
Vontier Corp.	4	141
Western Digital Corp.(1)	14	522
Wolfspeed, Inc.(1)	5	298
Zebra Technologies Corp. - Class A(1)	2	530
Zoom Video Communications, Inc. - Class A(1)	11	716

Total Information Technology		1,437,197

Materials – 4.52%
Air Products & Chemicals, Inc.	268	80,203
Albemarle Corp.	5	1,114
Alcoa Corp.	8	264
Amcor Plc	64	641
AptarGroup, Inc.	3	337
Ardagh Group SA - Class A(1)(5)	1	7
Ardagh Metal Packaging SA	4	16
Ashland, Inc.	2	186
Avery Dennison Corp.	2	397
Axalta Coating Systems Ltd.(1)	2,310	75,801
Ball Corp.	13	765
Berry Global Group, Inc.	147	9,469
Celanese Corp. - Class A	4	488
CF Industries Holdings, Inc.	696	48,295
Chemours Co.	6	234
Cleveland-Cliffs, Inc.(1)	22	371
Corteva, Inc.	30	1,744
CRH Plc - ADR	1,344	74,912
Crown Holdings, Inc.	5	393
Dow, Inc.	30	1,608
DuPont de Nemours, Inc.	667	47,674
Eagle Materials, Inc.	1	97
Eastman Chemical Co.	102	8,574
Ecolab, Inc.	536	100,122
Element Solutions, Inc.	2,830	54,342
FMC Corp.	5	473
Freeport-McMoRan, Inc.	61	2,456
Ginkgo Bioworks Holdings, Inc.(1)	60	111
Graphic Packaging Holding Co.	256	6,155

Huntsman Corp.	301	8,144
Ingevity Corp.(1)	87	5,060
International Flavors & Fragrances, Inc.	156	12,405
International Paper Co.	1,202	38,222
Knife River Corp.(1)	482	20,967
Linde Plc	309	117,915
Louisiana-Pacific Corp.	3	211
LyondellBasell Industries NV - Class A	84	7,680
Martin Marietta Materials, Inc.	3	1,216
Mosaic Co.	14	494
MP Materials Corp.(1)	4	101
NewMarket Corp.	10	4,170
Newmont Corp.	34	1,448
Nucor Corp.	11	1,761
Olin Corp.	5	281
Packaging Corp. of America	4	499
PPG Industries, Inc.	8	1,112
Reliance Steel & Aluminum Co.	48	12,975
Royal Gold, Inc.	3	310
RPM International, Inc.	102	9,191
Sealed Air Corp.	3	110
Sherwin-Williams Co.	2	450
Silgan Holdings, Inc.	4	171
Sonoco Products Co.	4	255
SSR Mining, Inc.	9	127
Steel Dynamics, Inc.	7	746
United States Steel Corp.	10	242
Vulcan Materials Co.	4	994
Westlake Corp.	1	168
Westrock Co.	224	6,518

Total Materials		771,192

Real Estate – 2.72%
Agree Realty Corp.	4	248
Alexandria Real Estate Equities, Inc.	7	830
American Assets Trust, Inc.	152	2,926
American Homes 4 Rent - Class A	14	506
American Tower Corp.	263	50,976
Americold Realty Trust, Inc.	12	381
Apartment Income REIT Corp.	6	230
AvalonBay Communities, Inc.	6	1,128
Boston Properties, Inc.	7	391
Brandywine Realty Trust	330	1,536
Brixmor Property Group, Inc.	13	296
Camden Property Trust	4	484
CBRE Group, Inc. - Class A(1)	13	1,067
Corporate Office Properties Trust	1,278	30,344
CoStar Group, Inc.(1)	10	875
Cousins Properties, Inc.	91	2,072
Crown Castle, Inc.	17	1,881
CubeSmart	10	436
Digital Realty Trust, Inc.	13	1,434
EastGroup Properties, Inc.	2	320
EPR Properties	3	142
Equinix, Inc.	2	1,555
Equity LifeStyle Properties, Inc.	5	341
Equity Residential	674	44,454
Essex Property Trust, Inc.	3	638
Extra Space Storage, Inc.	5	800
Federal Realty Investment Trust	3	336
First Industrial Realty Trust, Inc.	6	310
Gaming & Leisure Properties, Inc.	11	512
Healthcare Realty Trust, Inc. - Class A	16	310
Healthpeak Properties, Inc.	24	476
Highwoods Properties, Inc.	4	107
Host Hotels & Resorts, Inc.	444	7,478
Howard Hughes Corp.(1)	738	58,265
Invitation Homes, Inc.	27	925
Iron Mountain, Inc.	6	354
Jones Lang LaSalle, Inc.(1)	2	322
Kilroy Realty Corp.	5	156
Kimco Realty Corp.	26	515
Lamar Advertising Co. - Class A	1	85
Life Storage, Inc.	4	487
Medical Properties Trust, Inc.	232	2,150
Mid-America Apartment Communities, Inc.	5	771
National Storage Affiliates Trust	4	126
NNN REIT, Inc.	8	340
Office Properties Income Trust	132	1,014
Omega Healthcare Investors, Inc.	186	5,712
Park Hotels & Resorts, Inc.	9	121
Prologis, Inc.	40	4,850

Public Storage	176	51,496
Rayonier, Inc.	727	22,830
Realty Income Corp.	28	1,686
Regency Centers Corp.	7	458
Rexford Industrial Realty, Inc.	8	442
SBA Communications Corp. - Class A	4	955
Simon Property Group, Inc.	11	1,250
Spirit Realty Capital, Inc.	6	237
STAG Industrial, Inc.	8	275
Sun Communities, Inc.	4	535
UDR, Inc.	13	568
Ventas, Inc.	17	817
VICI Properties, Inc. - Class A	2,868	90,151
Vornado Realty Trust	74	1,338
Welltower, Inc.	82	6,619
Weyerhaeuser Co.	1,513	50,701
WP Carey, Inc.	9	625
Zillow Group, Inc. - Class A(1)	3	123
Zillow Group, Inc. - Class C(1)	7	335

Total Real Estate		463,454

Utilities – 3.17%
AES Corp.	11	230
Alliant Energy Corp.	11	569
Ameren Corp.	218	17,802
American Electric Power Co., Inc.	22	1,851
American Water Works Co., Inc.	8	1,208
Atmos Energy Corp.	6	732
Avangrid, Inc.	3	112
Brookfield Renewable Corp. - Class A	6	175
CenterPoint Energy, Inc.	1,990	58,020
Clearway Energy, Inc. - Class A	1	40
Clearway Energy, Inc. - Class C	3	100
CMS Energy Corp.	13	736
Consolidated Edison, Inc.	15	1,338
Constellation Energy Corp.	14	1,280
Dominion Energy, Inc.	831	43,061
DTE Energy Co.	9	971
Duke Energy Corp.	33	2,969
Edison International	16	1,120
Entergy Corp.	604	58,859
Essential Utilities, Inc.	10	400
Evergy, Inc.	10	562
Eversource Energy	15	1,072
Exelon Corp.	1,310	53,372
FirstEnergy Corp.	23	903
Hawaiian Electric Industries, Inc.	5	168
IDACORP, Inc.	2	218
National Fuel Gas Co.	96	4,920
NextEra Energy, Inc.	728	54,048
NiSource, Inc.	277	7,577
NRG Energy, Inc.	311	11,628
OGE Energy Corp.	9	310
PG&E Corp.(1)	367	6,338
Pinnacle West Capital Corp.	764	62,246
PPL Corp.	31	833
Public Service Enterprise Group, Inc.	21	1,328
Sempra Energy	224	32,578
Southern Co.	1,332	93,572
UGI Corp.	175	4,714
Vistra Corp.	386	10,142
WEC Energy Group, Inc.	13	1,188
Xcel Energy, Inc.	24	1,482

Total Utilities		540,772

Total Common Stocks (Cost: $12,013,646)		16,453,440

CONVERTIBLE PREFERRED STOCKS – 0.09%
Utilities – 0.09%
NextEra Energy, Inc., 6.93%	125	5,672
NiSource, Inc., 7.75%	89	9,070

Total Utilities		14,742

Total Convertible Preferred Stocks (Cost: $15,158)		14,742

PREFERRED STOCKS – 0.31%
Consumer Discretionary – 0.31%
Dr Ing hc F Porsche AG(3)	191	23,771
Volkswagen AG	214	28,823

Total Consumer Discretionary		52,594

Total Preferred Stocks (Cost: $51,615)		52,594

SHORT-TERM INVESTMENTS – 3.02%
Money Market Funds – 3.00%
Goldman Sachs Financial Square Government Fund - Class I, 5.02%(4)		511,846	511,846

Total Money Market Funds (Cost: $511,846)			511,846

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.02%
Brown Brothers Harriman, 2.47% due 07/03/2023(2)	SEK	0	0
Skandinaviska Enskilda Banken AB, Stockholm, 2.62% due 07/03/2023	EUR	2,190	2,390
Skandinaviska Enskilda Banken AB, Stockholm, 4.17% due 07/03/2023	GBP	2	3
Sumitomo, Tokyo, 4.57% due 07/03/2023		$443	443

Total Time Deposits (Cost: $2,836)			2,836

Total Short-Term Investments (Cost: $514,682)			514,682

TOTAL INVESTMENTS IN SECURITIES – 99.90% (Cost: $12,595,101)			17,035,458

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.10%			17,292

TOTAL NET ASSETS – 100.00%			$17,052,750

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

EUR Euro

GBP British Pound

SEK Swedish Krona

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $23,771, which represents 0.14% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.
(5)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $7, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
22	S&P 500 E-mini Future	Sep. 2023	$4,829	$4,937	$108

					$108

Bridge Builder Tax Managed Large Cap Fund

Schedule of Investments

June 30, 2023

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.78%
Communication Services – 8.75%
Activision Blizzard, Inc.(1)	77	$6,521
Alphabet, Inc. - Class A(1)	507	60,648
Alphabet, Inc. - Class C(1)	244	29,468
AT&T, Inc.	64	1,027
Comcast Corp. - Class A	495	20,578
Electronic Arts, Inc.	89	11,491
IAC, Inc.(1)	30	1,853
Live Nation Entertainment, Inc.(1)	13	1,173
Meta Platforms, Inc. - Class A(1)	112	32,127
Netflix, Inc.(1)	38	16,696
Omnicom Group, Inc.	8	795
Spotify Technology SA(1)	31	4,907
T-Mobile U.S., Inc.(1)	140	19,424
Trade Desk, Inc. - Class A(1)	29	2,251
Verizon Communications, Inc.	186	6,908
Walt Disney Co.(1)	53	4,741
Warner Bros Discovery, Inc.(1)	41	515

Total Communication Services		221,123

Consumer Discretionary – 9.53%
Advance Auto Parts, Inc.	6	429
Amazon.com, Inc.(1)	553	72,028
Aptiv Plc(1)	92	9,353
Aramark	292	12,569
AutoZone, Inc.(1)(2)	0	476
Bath & Body Works, Inc.	28	1,043
Best Buy Co., Inc.	1	102
Booking Holdings, Inc.(1)	3	9,060
BorgWarner, Inc.	2	78
Caesars Entertainment, Inc.(1)	8	430
Carnival Corp.(1)	207	3,900
Chipotle Mexican Grill, Inc. - Class A(1)	3	6,404
Coupang, Inc. - Class A(1)	124	2,163
Darden Restaurants, Inc.(2)	0	1
Domino’s Pizza, Inc.	2	626
DR Horton, Inc.	8	932
eBay, Inc.	15	655
Ford Motor Co.	77	1,163
General Motors Co.	65	2,510
Hilton Worldwide Holdings, Inc.	3	506
Home Depot, Inc.	42	12,954
Las Vegas Sands Corp.(1)	257	14,903
Lithia Motors, Inc. - Class A	24	7,260
LKQ Corp.	10	592
Lowe’s Companies, Inc.	6	1,386

Lululemon Athletica, Inc.(1)	6	2,432
Marriott International, Inc. - Class A	15	2,789
Marriott Vacations Worldwide Corp.	41	5,080
McDonald’s Corp.	7	2,006
MGM Resorts International	164	7,195
NIKE, Inc. - Class B	34	3,746
Norwegian Cruise Line Holdings Ltd.(1)	30	653
O’Reilly Automotive, Inc.(1)	1	992
Peloton Interactive, Inc. - Class A(1)	64	489
Pool Corp.	1	467
PulteGroup, Inc.	3	225
Ralph Lauren Corp. - Class A	1	140
Rivian Automotive, Inc. - Class A(1)	124	2,063
Ross Stores, Inc.	99	11,093
SeaWorld Entertainment, Inc.(1)	162	9,072
Starbucks Corp.	8	806
Tapestry, Inc.	9	382
Tesla, Inc.(1)	38	10,021
TJX Companies, Inc.	228	19,349
Ulta Beauty, Inc.(1)(2)	0	113

Total Consumer Discretionary		240,636

Consumer Staples – 4.02%
Altria Group, Inc.	18	825
Campbell Soup Co.	10	435
Coca-Cola Co.	161	9,723
Colgate-Palmolive Co.	5	369
Conagra Brands, Inc.	1	23
Costco Wholesale Corp.	4	2,143
Dollar General Corp.	42	7,208
Dollar Tree, Inc.(1)	2	248
General Mills, Inc.	14	1,036
Hershey Co.	1	128
J.M. Smucker Co.(2)	0	36
Kellogg Co.	6	414
Kimberly-Clark Corp.	4	521
Kraft Heinz Co.	8	297
Kroger Co.	4	165
Mondelez International, Inc. - Class A	122	8,926
Monster Beverage Corp.(1)	138	7,921
PepsiCo, Inc.	67	12,424
Philip Morris International, Inc.	118	11,527
Procter & Gamble Co.	96	14,557
Target Corp.	3	450
Walmart, Inc.	142	22,265

Total Consumer Staples		101,641

Energy – 4.42%
Baker Hughes Co. - Class A	31	979
Chevron Corp.	107	16,835
Coterra Energy, Inc.	28	718
Diamondback Energy, Inc.	3	432
Enbridge, Inc.	170	6,321
EOG Resources, Inc.	4	462

EQT Corp.	119	4,886
Exxon Mobil Corp.	158	16,951
Halliburton Co.	273	8,994
Hess Corp.	117	15,845
Kinder Morgan, Inc.	253	4,362
Marathon Petroleum Corp.	4	509
Occidental Petroleum Corp.	4	226
ONEOK, Inc.	1	73
Phillips 66	96	9,193
Pioneer Natural Resources Co.	110	22,809
Schlumberger NV	5	270
Targa Resources Corp.	5	364
Valero Energy Corp.	6	710
Vitesse Energy, Inc.	23	516
Williams Companies, Inc.	10	317

Total Energy		111,772

Financials – 13.44%
Affirm Holdings, Inc. - Class A(1)	123	1,890
Allstate Corp.	72	7,894
American Express Co.	40	7,011
American International Group, Inc.	159	9,130
Ameriprise Financial, Inc.(2)	0	33
Aon Plc - Class A	4	1,248
Arthur J. Gallagher & Co.(2)	0	61
Axis Capital Holdings Ltd.	131	7,071
Bank of America Corp.	303	8,702
Berkshire Hathaway, Inc. - Class B(1)	138	46,959
BlackRock, Inc. - Class A	1	793
Brown & Brown, Inc.	10	694
Capital One Financial Corp.	26	2,868
Charles Schwab Corp.	14	766
Chubb Ltd.	50	9,637
Citigroup, Inc.	22	1,018
CME Group, Inc. - Class A	36	6,704
Discover Financial Services	3	399
FactSet Research Systems, Inc.(2)	0	74
Fidelity National Information Services, Inc.	183	10,008
Fifth Third Bancorp	50	1,320
Fiserv, Inc.(1)	166	20,982
Global Payments, Inc.	58	5,707
Globe Life, Inc.(2)	0	1
Goldman Sachs Group, Inc.	1	291
Hartford Financial Services Group, Inc.	54	3,914
Intercontinental Exchange, Inc.	52	5,895
Invesco Ltd.	26	442
Jefferies Financial Group, Inc.	294	9,755
JPMorgan Chase & Co.	167	24,225
Lincoln National Corp.	39	1,011
M&T Bank Corp.	53	6,518
Marsh & McLennan Companies, Inc.	3	645
Mastercard, Inc. - Class A	52	20,466
Moody’s Corp.	2	727

MSCI, Inc. - Class A	1	583
Nasdaq, Inc.	8	383
Northern Trust Corp.	53	3,962
PayPal Holdings, Inc.(1)	20	1,348
PNC Financial Services Group, Inc.	6	725
Progressive Corp.	72	9,500
Prudential Financial, Inc.	21	1,829
Raymond James Financial, Inc.(2)	0	1
S&P Global, Inc.	3	1,058
State Street Corp.	2	119
T Rowe Price Group, Inc.	12	1,375
Tradeweb Markets, Inc. - Class A	80	5,478
Travelers Companies, Inc.	85	14,807
U.S. Bancorp	386	12,763
Visa, Inc. - Class A	172	40,930
Wells Fargo & Co.	185	7,902
Willis Towers Watson Plc	50	11,775
WR Berkley Corp.(2)	0	27

Total Financials		339,424

Healthcare – 13.82%
Abbott Laboratories	9	991
AbbVie, Inc.	42	5,635
Align Technology, Inc.(1)	3	1,138
AmerisourceBergen Corp. - Class A(2)	0	73
Amgen, Inc.	5	1,077
Avantor, Inc.(1)	384	7,884
Baxter International, Inc.	19	859
Becton Dickinson & Co.	71	18,839
Bio-Rad Laboratories, Inc. - Class A(1)	1	278
Bio-Techne Corp.	3	265
Boston Scientific Corp.(1)	11	594
Bristol Myers Squibb Co.	19	1,183
Catalent, Inc.(1)	14	604
Charles River Laboratories International, Inc.(1)	5	985
Cigna Group	60	16,810
CVS Health Corp.	98	6,754
Danaher Corp.	2	474
DaVita, Inc.(1)	9	919
DexCom, Inc.(1)	3	406
Edwards Lifesciences Corp.(1)	12	1,164
Elevance Health, Inc.	22	9,929
Eli Lilly & Co.	55	25,763
GE HealthCare Technologies, Inc.	2	148
Gilead Sciences, Inc.	9	678
HCA Healthcare, Inc.	13	4,030
Hologic, Inc.(1)	27	2,221
Humana, Inc.	33	14,610
IDEXX Laboratories, Inc.(1)	2	852
Illumina, Inc.(1)	2	388
Incyte Corp.(1)	1	49
Insulet Corp.(1)	10	2,956
Intuitive Surgical, Inc.(1)	46	15,703

IQVIA Holdings, Inc.(1)	4	1,002
Johnson & Johnson	128	21,220
Laboratory Corp. of America Holdings	2	562
Legend Biotech Corp. - ADR(1)	38	2,643
LivaNova Plc(1)	85	4,358
McKesson Corp.	3	1,268
Medtronic Plc	118	10,421
Merck & Co., Inc.	295	33,984
Moderna, Inc.(1)	4	431
Penumbra, Inc.(1)	8	2,687
Perrigo Co. Plc	236	7,995
Pfizer, Inc.	217	7,978
Regeneron Pharmaceuticals, Inc.(1)	1	682
ResMed, Inc.	4	785
Stryker Corp.	80	24,270
Teleflex, Inc.(2)	0	115
Thermo Fisher Scientific, Inc.	30	15,881
UnitedHealth Group, Inc.	127	61,249
Vertex Pharmaceuticals, Inc.(1)	18	6,252
Viatris, Inc.	11	114
Zoetis, Inc. - Class A	5	880

Total Healthcare		349,036

Industrials – 10.08%
AECOM	132	11,207
AerCap Holdings NV(1)	155	9,869
AMETEK, Inc.	3	532
Automatic Data Processing, Inc.	61	13,418
Boeing Co.(1)	6	1,332
BWX Technologies, Inc.	190	13,600
CACI International, Inc. - Class A(1)	31	10,605
Canadian Pacific Kansas City Ltd.	72	5,800
Caterpillar, Inc.	2	556
Ceridian HCM Holding, Inc.(1)	2	112
CH Robinson Worldwide, Inc.	11	1,069
Copart, Inc.(1)	16	1,473
CSX Corp.	41	1,396
Cummins, Inc.(2)	0	50
Deere & Co.	16	6,511
Delta Air Lines, Inc.(1)	14	666
Dover Corp.	3	468
Eaton Corp. Plc	48	9,627
Emerson Electric Co.	53	4,746
Fastenal Co.	2	94
FedEx Corp.	1	260
Generac Holdings, Inc.(1)	5	732
General Dynamics Corp.(2)	0	60
General Electric Co.	10	1,080
Honeywell International, Inc.	88	18,324
Illinois Tool Works, Inc.	5	1,178
Ingersoll Rand, Inc.	133	8,673
Jacobs Solutions, Inc.	12	1,419
JB Hunt Transport Services, Inc.	62	11,257

Lockheed Martin Corp.	3	1,398
MDU Resources Group, Inc.	306	6,402
Norfolk Southern Corp.	3	678
Northrop Grumman Corp.	4	1,613
Old Dominion Freight Line, Inc.	7	2,685
Otis Worldwide Corp.	1	77
PACCAR, Inc.	7	600
Parker-Hannifin Corp.(2)	0	190
Paychex, Inc.	6	699
Paylocity Holding Corp.(1)	11	1,983
Pentair Plc	21	1,362
Quanta Services, Inc.(2)	0	68
Raytheon Technologies Corp.	276	27,012
Republic Services, Inc. - Class A	4	574
Rockwell Automation, Inc.	1	459
Southwest Airlines Co.	271	9,818
Stanley Black & Decker, Inc.	96	9,007
Textron, Inc.(2)	0	0
Trane Technologies Plc(2)	0	34
Union Pacific Corp.	18	3,626
United Parcel Service, Inc. - Class B	69	12,313
Vertiv Holdings Co. - Class A	961	23,796
Waste Management, Inc.	81	13,992
Westinghouse Air Brake Technologies Corp.(2)	0	1
WW Grainger, Inc.(2)	0	115

Total Industrials		254,616

Information Technology – 24.85%
Accenture Plc - Class A	19	5,780
Adobe, Inc.(1)	38	18,778
Advanced Micro Devices, Inc.(1)	52	5,911
Akamai Technologies, Inc.(1)	14	1,299
Amphenol Corp. - Class A	116	9,817
Analog Devices, Inc.	8	1,496
ANSYS, Inc.(1)	3	865
Apple, Inc.	718	139,233
Applied Materials, Inc.	7	1,001
Arista Networks, Inc.(1)	66	10,720
ASML Holding NV - Class REG	32	23,523
Atlassian Corp. - Class A(1)	24	3,950
Autodesk, Inc.(1)	4	807
Broadcom, Inc.	23	20,366
Cadence Design Systems, Inc.(1)	37	8,613
CDW Corp.	1	117
Cisco Systems, Inc.	23	1,209
Cognizant Technology Solutions Corp. - Class A	101	6,581
DXC Technology Co.(1)	17	462
Dynatrace, Inc.(1)	76	3,900
First Solar, Inc.(1)	3	489
Fortinet, Inc.(1)	24	1,807
Hewlett Packard Enterprise Co.	8	128
Intel Corp.	30	990
Intuit, Inc.	47	21,734

Lam Research Corp.	2	1,076
Marvell Technology, Inc.	116	6,925
Microchip Technology, Inc.	114	10,212
Micron Technology, Inc.	11	715
Microsoft Corp.	525	178,876
MongoDB, Inc. - Class A(1)	11	4,617
Motorola Solutions, Inc.	4	1,215
NVIDIA Corp.	130	54,857
NXP Semiconductors NV	2	453
ON Semiconductor Corp.(1)	5	451
Oracle Corp.	241	28,678
QUALCOMM, Inc.	98	11,697
Roper Technologies, Inc.(2)	0	123
Salesforce, Inc.(1)	44	9,217
ServiceNow, Inc.(1)	19	10,448
Skyworks Solutions, Inc.	99	10,988
Synopsys, Inc.(1)	2	854
TE Connectivity Ltd.	7	1,023
Teledyne Technologies, Inc.(1)	8	3,256
Teradyne, Inc.	1	103
Texas Instruments, Inc.	7	1,314
Trimble, Inc.(1)	22	1,163

Total Information Technology		627,837

Materials – 4.93%
Air Products & Chemicals, Inc.	82	24,553
Albemarle Corp.	2	482
Amcor Plc	23	231
ArcelorMittal SA	222	6,068
Axalta Coating Systems Ltd.(1)	393	12,892
Ball Corp.	89	5,171
Corteva, Inc.	5	284
CRH Plc - ADR	230	12,829
Dow, Inc.	9	500
DuPont de Nemours, Inc.	110	7,851
Ecolab, Inc.	34	6,301
Element Solutions, Inc.	478	9,177
Freeport-McMoRan, Inc.	10	407
International Flavors & Fragrances, Inc.	15	1,232
Knife River Corp.(1)	76	3,325
Linde Plc	8	3,049
LyondellBasell Industries NV - Class A	11	1,010
Martin Marietta Materials, Inc.(2)	0	48
Newmont Corp.	8	343
Nucor Corp.	5	849
PPG Industries, Inc.	83	12,274
Sherwin-Williams Co.	26	6,784
Vulcan Materials Co.	38	8,493
Westrock Co.	17	489

Total Materials		124,642

Real Estate – 1.85%
American Tower Corp.	51	9,807
AvalonBay Communities, Inc.	5	916

Boston Properties, Inc.	22	1,265
Camden Property Trust	4	421
CBRE Group, Inc. - Class A(1)	1	84
Corporate Office Properties Trust	215	5,097
CoStar Group, Inc.(1)	10	883
Equinix, Inc.	1	649
Equity Residential	18	1,165
Healthpeak Properties, Inc.	48	956
Howard Hughes Corp.(1)	109	8,586
Prologis, Inc.	8	942
Realty Income Corp.	8	503
Simon Property Group, Inc.	3	397
UDR, Inc.(2)	0	0
VICI Properties, Inc. - Class A	481	15,112

Total Real Estate		46,783

Utilities – 2.09%
Ameren Corp.	9	701
American Water Works Co., Inc.	3	412
CenterPoint Energy, Inc.	326	9,508
CMS Energy Corp.(2)	0	0
Consolidated Edison, Inc.	8	760
Dominion Energy, Inc.	23	1,195
DTE Energy Co.	2	239
Duke Energy Corp.	10	897
Entergy Corp.	83	8,075
Eversource Energy	15	1,066
Exelon Corp.	212	8,627
NextEra Energy, Inc.	46	3,392
NiSource, Inc.	6	167
PG&E Corp.(1)	24	412
Pinnacle West Capital Corp.	134	10,911
PPL Corp.	13	348
Sempra Energy	19	2,757
Southern Co.	19	1,362
WEC Energy Group, Inc.	10	883
Xcel Energy, Inc.	18	1,108

Total Utilities		52,820

Total Common Stocks (Cost: $2,105,484)		2,470,330

SHORT-TERM INVESTMENTS – 2.37%
Money Market Funds – 2.37%
Goldman Sachs Financial Square Government Fund - Class I, 5.02%(3)	59,767	59,767

Total Money Market Funds (Cost: $59,767)		59,767

Total Short-Term Investments (Cost: $59,767)		59,767

TOTAL INVESTMENTS IN SECURITIES – 100.15% (Cost: $2,165,251)		2,530,097

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.15)%		(3,873)

TOTAL NET ASSETS – 100.00%		$2,526,224

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2023

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.14%
Communication Services – 2.73%
Anterix, Inc.(1)	3	$100
AST SpaceMobile, Inc. - Class A(1)	11	50
Bandwidth, Inc. - Class A(1)	1	13
Boston Omaha Corp. - Class A(1)(2)	0	4
Cable One, Inc.	14	9,062
Cargurus, Inc. - Class A(1)	17	396
Cars.com, Inc.(1)	12	238
Charge Enterprises, Inc.(1)	24	23
Cinemark Holdings, Inc.(1)	17	272
Cogent Communications Holdings, Inc.	5	330
Consolidated Communications Holdings, Inc.(1)	1	4
Daily Journal Corp.(1)(2)	0	11
Electronic Arts, Inc.	63	8,214
Endeavor Group Holdings, Inc. - Class A(1)	310	7,423
Entravision Communications Corp. - Class A	10	46
Eventbrite, Inc. - Class A(1)	12	118
EverQuote, Inc. - Class A(1)	4	24
EW Scripps Co. - Class A(1)	5	45
Gambling.com Group Ltd.(1)	2	18
Globalstar, Inc.(1)	106	115
Gogo, Inc.(1)	1	19
Gray Television, Inc.	1	9
Grindr, Inc.(1)	7	40
IDT Corp. - Class B(1)	2	53
IMAX Corp.(1)	8	141
Integral Ad Science Holding Corp.(1)	7	120
Iridium Communications, Inc.	328	20,397
John Wiley & Sons, Inc. - Class A	106	3,591
Liberty Broadband Corp. - Class A(1)	1	46
Liberty Broadband Corp. - Class C(1)	3	274
Liberty Media Corp.-Liberty Braves - Class A(1)	2	76
Liberty Media Corp.-Liberty Braves - Class C(1)	7	262
Liberty Media Corp.-Liberty Formula One - Class C(1)	237	17,811
Lions Gate Entertainment Corp. - Class A(1)	8	67
Lions Gate Entertainment Corp. - Class B(1)	13	110
Live Nation Entertainment, Inc.(1)	357	32,532
Loop Media, Inc.(1)	6	15
Madison Square Garden Entertainment Corp. - Class A(1)	7	226
Magnite, Inc.(1)	10	136
Match Group, Inc.(1)	37	1,531
MediaAlpha, Inc. - Class A(1)	4	40
Nexstar Media Group, Inc. - Class A	2	294
Nextdoor Holdings, Inc.(1)	16	51
Ooma, Inc.(1)	4	62
Pinterest, Inc. - Class A(1)	365	9,971
Playtika Holding Corp.(1)	3	34
PubMatic, Inc. - Class A(1)	1	27
QuinStreet, Inc.(1)	9	80
ROBLOX Corp. - Class A(1)	252	10,159
Roku, Inc. - Class A(1)	2	142
Shutterstock, Inc.	53	2,578
Sinclair, Inc.	1	14
Spotify Technology SA(1)	90	14,480
Take-Two Interactive Software, Inc.(1)	180	26,533

TechTarget, Inc.(1)	5	144
Townsquare Media, Inc. - Class A	2	24
Trade Desk, Inc. - Class A(1)	64	4,946
Vimeo, Inc.(1)	6	24
Vivid Seats, Inc. - Class A(1)	2	12
Warner Music Group Corp. - Class A	268	7,003
World Wrestling Entertainment, Inc. - Class A	111	12,039
Yelp, Inc. - Class A(1)	12	438
Ziff Davis, Inc.(1)	2	133
ZipRecruiter, Inc. - Class A(1)	12	221
ZoomInfo Technologies, Inc. - Class A(1)	23	592

Total Communication Services		194,003

Consumer Discretionary – 10.14%
2U, Inc.(1)	1	5
Abercrombie & Fitch Co. - Class A(1)	4	167
Academy Sports & Outdoors, Inc.	13	716
Accel Entertainment, Inc. - Class A(1)	9	99
Acushnet Holdings Corp.	96	5,224
Advance Auto Parts, Inc.	218	15,325
American Eagle Outfitters, Inc.	7	85
Arko Corp.	14	113
Bally’s Corp.(1)	3	45
Bath & Body Works, Inc.	500	18,750
Best Buy Co., Inc.	4	316
BJ’s Restaurants, Inc.(1)	3	80
Bloomin’ Brands, Inc.	16	423
Bluegreen Vacations Holding Corp. - Class A	2	54
Boot Barn Holdings, Inc.(1)	5	451
Bowlero Corp.(1)	4	51
Bright Horizons Family Solutions, Inc.(1)	115	10,663
Brinker International, Inc.(1)	7	267
Brunswick Corp.	1	71
Buckle, Inc.	6	194
Build-A-Bear Workshop, Inc.	2	41
Burlington Stores, Inc.(1)	63	9,846
Caesars Entertainment, Inc.(1)	12	620
Camping World Holdings, Inc. - Class A	8	229
CarMax, Inc.(1)	1	107
CarParts.com, Inc.(1)	9	38
Carriage Services, Inc. - Class A	2	78
Carvana Co. - Class A(1)	1	28
Cava Group, Inc.(1)(2)	0	13
Cavco Industries, Inc.(1)	2	457
Century Casinos, Inc.(1)	4	29
Cheesecake Factory, Inc.	9	304
Chegg, Inc.(1)	18	159
Chipotle Mexican Grill, Inc. - Class A(1)	28	59,294
Choice Hotels International, Inc.	4	514
Churchill Downs, Inc.	98	13,692
Chuy’s Holdings, Inc.(1)	3	112
Clarus Corp.(2)	0	4
Columbia Sportswear Co.	48	3,734
Cooper-Standard Holdings, Inc.(1)(2)	0	2
Coupang, Inc. - Class A(1)	159	2,771
Coursera, Inc.(1)	24	307
Cracker Barrel Old Country Store, Inc.	4	360
Cricut, Inc. - Class A	8	103
Crocs, Inc.(1)	89	10,037
Darden Restaurants, Inc.	8	1,364
Dave & Buster’s Entertainment, Inc.(1)	8	346
Deckers Outdoor Corp.(1)	82	43,004
Denny’s Corp.(1)	7	91
Dick’s Sporting Goods, Inc.	1	85

Dillard’s, Inc. - Class A	1	208
Dine Brands Global, Inc.	3	153
Domino’s Pizza, Inc.	33	11,149
DoorDash, Inc. - Class A(1)	34	2,626
Dorman Products, Inc.(1)	5	371
DR Horton, Inc.	136	16,493
DraftKings, Inc. - Class A(1)	590	15,666
Dream Finders Homes, Inc. - Class A(1)	2	43
Duluth Holdings, Inc. - Class B(1)(2)	0	0
Duolingo, Inc. - Class A(1)	5	730
eBay, Inc.	5	215
Envela Corp.(1)	1	9
Etsy, Inc.(1)	155	13,144
European Wax Center, Inc. - Class A(1)	6	104
Everi Holdings, Inc.(1)	10	142
EVgo, Inc. - Class A(1)	2	7
Expedia Group, Inc.(1)	15	1,675
Farfetch Ltd. - Class A(1)	695	4,199
First Watch Restaurant Group, Inc.(1)	1	18
Fisker, Inc.(1)	36	201
Five Below, Inc.(1)	176	34,588
Floor & Decor Holdings, Inc. - Class A(1)	43	4,484
Fox Factory Holding Corp.(1)	162	17,555
Franchise Group, Inc.	4	115
Frontdoor, Inc.(1)	15	467
Full House Resorts, Inc.(1)	5	33
Funko, Inc. - Class A(1)	4	45
Gentherm, Inc.(1)	187	10,592
Global Business Travel Group I(1)	6	41
Global-e Online Ltd.(1)	336	13,766
Golden Entertainment, Inc.(1)	4	148
Grand Canyon Education, Inc.(1)	1	125
Green Brick Partners, Inc.(1)	2	86
Guess?, Inc.	1	14
H&R Block, Inc.	14	452
Hanesbrands, Inc.	42	189
Hibbett, Inc.	2	66
Hilton Grand Vacations, Inc.(1)	15	661
Hilton Worldwide Holdings, Inc.	17	2,495
Hyatt Hotels Corp. - Class A	97	11,068
Inspired Entertainment, Inc.(1)	4	57
Installed Building Products, Inc.	33	4,693
International Game Technology Plc	19	621
iRobot Corp.(1)	4	197
Jack in the Box, Inc.	4	363
Kontoor Brands, Inc.	10	419
Krispy Kreme, Inc.	5	71
Kura Sushi USA, Inc. - Class A(1)	1	96
Laureate Education, Inc. - Class A	20	239
LCI Industries	2	217
Leslie’s, Inc.(1)	1,997	18,754
LGI Homes, Inc.(1)(2)	0	33
Life Time Group Holdings, Inc.(1)	2	48
Light & Wonder, Inc.(1)	8	525
Lindblad Expeditions Holdings, Inc.(1)(2)	0	5
Livewire Group, Inc.(1)	2	23
Lovesac Co.(1)	3	68
Lululemon Athletica, Inc.(1)	57	21,746
Luminar Technologies, Inc. - Class A(1)	49	336
Malibu Boats, Inc. - Class A(1)	2	128
Marine Products Corp.	1	24
MasterCraft Boat Holdings, Inc.(1)	3	94
Mobileye Global, Inc. - Class A(1)	252	9,692

Modine Manufacturing Co.(1)	6	192
Monarch Casino & Resort, Inc.	2	165
Mondee Holdings, Inc. - Class A(1)	7	60
Murphy USA, Inc.	3	840
Nathan’s Famous, Inc.(2)	0	33
National Vision Holdings, Inc.(1)	142	3,450
Nerdy, Inc.(1)	10	42
Noodles & Co. - Class A(1)	7	23
Norwegian Cruise Line Holdings Ltd.(1)	353	7,675
NVR, Inc.(1)(2)	0	241
Ollie’s Bargain Outlet Holdings, Inc.(1)	129	7,456
ONE Group Hospitality, Inc.(1)	4	27
OneSpaWorld Holdings Ltd.(1)	13	154
Oxford Industries, Inc.	2	194
Papa John’s International, Inc.	107	7,892
Patrick Industries, Inc.(2)	0	38
Peloton Interactive, Inc. - Class A(1)	44	342
Planet Fitness, Inc. - Class A(1)	306	20,628
PlayAGS, Inc.(1)	6	36
Polaris, Inc.	1	84
Pool Corp.	58	21,635
Portillo’s, Inc. - Class A(1)	7	168
Potbelly Corp.(1)	5	40
Qurate Retail, Inc. - Class B(1)	1	6
Ralph Lauren Corp. - Class A	77	9,525
RCI Hospitality Holdings, Inc.	1	114
Red Robin Gourmet Burgers, Inc.(1)	3	39
Red Rock Resorts, Inc. - Class A	5	212
Rent the Runway, Inc. - Class A(1)	1	2
Revolve Group, Inc. - Class A(1)	179	2,934
RH(1)(2)	0	128
Rocky Brands, Inc.(2)	0	1
Ross Stores, Inc.	46	5,108
Rover Group, Inc. - Class A(1)	16	80
Royal Caribbean Cruises Ltd.(1)	10	1,069
Rush Street Interactive, Inc.(1)	12	36
Sabre Corp.(1)	15	47
Sally Beauty Holdings, Inc.(1)	18	224
SeaWorld Entertainment, Inc.(1)	7	373
Service Corp. International	8	505
Shake Shack, Inc. - Class A(1)	45	3,479
Six Flags Entertainment Corp.(1)	10	269
Skechers USA, Inc. - Class A(1)	136	7,176
Skyline Champion Corp.(1)	120	7,857
Sleep Number Corp.(1)	2	54
Solo Brands, Inc. - Class A(1)	3	16
Sonos, Inc.(1)	23	371
Steven Madden Ltd.	227	7,415
Stitch Fix, Inc. - Class A(1)	7	28
Stoneridge, Inc.(1)	1	18
Stride, Inc.(1)	8	282
Sturm Ruger & Co., Inc.	3	153
Super Group SGHC Ltd.(1)	24	69
Sweetgreen, Inc. - Class A(1)	14	176
Tapestry, Inc.	2	94
Target Hospitality Corp.(1)	5	74
Tempur Sealy International, Inc.	5	195
Texas Roadhouse, Inc. - Class A	233	26,211
ThredUp, Inc. - Class A(1)	1	4
TopBuild Corp.(1)	109	29,115
Torrid Holdings, Inc.(1)	1	3
Tractor Supply Co.	137	30,250
Travel + Leisure Co.	5	196

Udemy, Inc.(1)	15	162
Ulta Beauty, Inc.(1)	52	24,398
Under Armour, Inc. - Class C(1)	845	5,673
Universal Technical Institute, Inc.(1)	1	7
Upbound Group, Inc.	9	288
Urban Outfitters, Inc.(1)	4	125
Vail Resorts, Inc.	1	145
Valvoline, Inc.	7	245
Victoria’s Secret & Co.(1)	5	88
Visteon Corp.(1)	101	14,462
Vizio Holding Corp. - Class A(1)	12	81
Warby Parker, Inc. - Class A(1)	15	174
Wayfair, Inc. - Class A(1)	4	271
Wendy’s Co.	25	543
Williams-Sonoma, Inc.	1	153
Wingstop, Inc.	167	33,524
Winmark Corp.	19	6,464
Wolverine World Wide, Inc.	12	181
Workhorse Group, Inc.(1)	4	3
Wyndham Hotels & Resorts, Inc.	1	60
Wynn Resorts Ltd.	1	97
XPEL, Inc.(1)	4	342
Xponential Fitness, Inc. - Class A(1)	4	64
YETI Holdings, Inc.(1)	12	485
Yum! Brands, Inc.	36	4,957

Total Consumer Discretionary		721,775

Consumer Staples – 4.85%
Albertsons Companies, Inc. - Class A	5	112
Beauty Health Co.(1)	14	120
BellRing Brands, Inc.(1)	786	28,756
Beyond Meat, Inc.(1)	11	139
BJ’s Wholesale Club Holdings, Inc.(1)	205	12,907
Boston Beer Co., Inc. - Class A(1)	1	387
BRC, Inc. - Class A(1)	6	31
Brown-Forman Corp. - Class A	5	373
Brown-Forman Corp. - Class B	354	23,666
Calavo Growers, Inc.	3	89
Cal-Maine Foods, Inc.	6	281
Casey’s General Stores, Inc.	1	189
Celsius Holdings, Inc.(1)	292	43,538
Chefs’ Warehouse, Inc.(1)	6	222
Church & Dwight Co., Inc.	32	3,186
Clorox Co.	179	28,463
Coca-Cola Consolidated, Inc.	1	539
Dole Plc	7	96
Duckhorn Portfolio, Inc.(1)	2	25
elf Beauty, Inc.(1)	77	8,774
Energizer Holdings, Inc.	13	435
Freshpet, Inc.(1)	368	24,206
Grocery Outlet Holding Corp.(1)	249	7,632
Herbalife Ltd.(1)	13	168
Hormel Foods Corp.	605	24,333
Hostess Brands, Inc. - Class A(1)	4	106
Ingredion, Inc.	89	9,465
Inter Parfums, Inc.	89	11,972
J&J Snack Foods Corp.	3	417
J.M. Smucker Co.	134	19,788
John B Sanfilippo & Son, Inc.	2	185
Lamb Weston Holdings, Inc.	323	37,160
Lancaster Colony Corp.	3	698
McCormick & Co., Inc.	291	25,384
Medifast, Inc.	2	182
MGP Ingredients, Inc.	101	10,774

Mission Produce, Inc.(1)	1	15
Molson Coors Beverage Co. - Class B	117	7,714
National Beverage Corp.(1)	4	200
Oil-Dri Corp. of America(2)	0	13
Performance Food Group Co.(1)	11	639
PriceSmart, Inc.	3	234
Primo Water Corp.	4	45
Simply Good Foods Co.(1)	126	4,613
Sovos Brands, Inc.(1)	7	135
Sprouts Farmers Market, Inc.(1)	18	676
SunOpta, Inc.(1)	15	100
The Fresh Market, Inc.(1)(2)(4)	7	–
Thorne HealthTech, Inc.(1)	1	4
TreeHouse Foods, Inc.(1)	1	54
Turning Point Brands, Inc.	3	72
USANA Health Sciences, Inc.(1)	2	134
Utz Brands, Inc.	13	205
Vector Group Ltd.	5	58
Vita Coco Co., Inc.(1)	5	135
Vital Farms, Inc.(1)	5	64
WD-40 Co.	26	4,894
Westrock Coffee Co.(1)	5	54
Zevia PBC - Class A(1)	3	11

Total Consumer Staples		344,867

Energy – 2.21%
Antero Midstream Corp.	16	187
APA Corp.	40	1,370
Archrock, Inc.	4	45
Atlas Energy Solutions, Inc. - Class A(2)	0	8
Borr Drilling Ltd.(1)	41	309
Cactus, Inc. - Class A	143	6,040
Cameco Corp.	937	29,342
ChampionX Corp.	502	15,579
Cheniere Energy, Inc.	35	5,369
Core Laboratories, Inc.	3	62
Coterra Energy, Inc.	184	4,644
Crescent Energy Co. - Class A	3	32
CVR Energy, Inc.	5	153
Denbury, Inc.(1)	96	8,272
DMC Global, Inc.(1)	1	19
Dorian LPG Ltd.	3	84
Empire Petroleum Corp.(1)	2	16
Energy Fuels, Inc.(1)	24	148
Enerplus Corp.	820	11,865
Enviva, Inc.	6	63
Equitrans Midstream Corp.	23	220
Evolution Petroleum Corp.	5	44
Excelerate Energy, Inc. - Class A	2	50
Expro Group Holdings NV(1)	6	103
FLEX LNG Ltd.	4	108
Golar LNG Ltd.	1	15
Halliburton Co.	27	875
Hess Corp.	23	3,065
HighPeak Energy, Inc.	2	17
Kinetik Holdings, Inc. - Class A(2)	0	15
Kosmos Energy Ltd.(1)	82	489
Liberty Energy, Inc. - Class A	2	25
Magnolia Oil & Gas Corp. - Class A	422	8,816
Matador Resources Co.	178	9,320
Nabors Industries Ltd.(1)	1	136
New Fortress Energy, Inc. - Class A	9	250
NextDecade Corp.(1)	6	46
NexTier Oilfield Solutions, Inc.(1)	5	43

Noble Corp. Plc(1)	16	654
Northern Oil & Gas, Inc.	12	409
Oceaneering International, Inc.(1)	18	339
ONEOK, Inc.	4	221
Ovintiv, Inc.	16	592
Par Pacific Holdings, Inc.(1)	4	109
Permian Resources Corp. - Class A	917	10,045
Pioneer Natural Resources Co.	17	3,518
ProFrac Holding Corp. - Class A(1)	1	12
REX American Resources Corp.(1)	1	24
Riley Exploration Permian, Inc.	2	55
SilverBow Resources, Inc.(1)(2)	0	10
Sitio Royalties Corp. - Class A	6	166
Solaris Oilfield Infrastructure, Inc. - Class A	1	4
Southwestern Energy Co.(1)	1,193	7,167
Targa Resources Corp.	33	2,477
TechnipFMC Plc(1)	1,274	21,180
Tellurian, Inc.(1)	6	8
TETRA Technologies, Inc.(1)	21	72
Texas Pacific Land Corp.	1	1,098
Tidewater, Inc.(1)	8	470
VAALCO Energy, Inc.	2	9
Valaris Ltd.(1)	11	687
Vertex Energy, Inc.(1)	12	74
W&T Offshore, Inc.(1)	17	67
Weatherford International Plc(1)	13	839

Total Energy		157,550

Financials – 8.86%
AlTi Global, Inc.(1)	4	29
Ameriprise Financial, Inc.	15	5,075
AMERISAFE, Inc.	70	3,707
Apollo Global Management, Inc.	76	5,827
Arch Capital Group Ltd.(1)	7	547
Ares Management Corp. - Class A	23	2,245
Arthur J. Gallagher & Co.	191	41,989
Artisan Partners Asset Management, Inc. - Class A	6	255
Assetmark Financial Holdings, Inc.(1)	4	116
Atlanticus Holdings Corp.(1)(2)	0	5
Avantax, Inc.(1)	7	145
AvidXchange Holdings, Inc.(1)	25	257
Axos Financial, Inc.(1)	1	47
B. Riley Financial, Inc.	3	158
BancFirst Corp.	1	59
Bancorp, Inc.(1)	6	200
Bank of NT Butterfield & Son Ltd.	1	25
Bank7 Corp.(2)	0	9
BayCom Corp.	1	11
BGC Partners, Inc. - Class A	27	118
Block, Inc. - Class A(1)	29	1,954
Blue Owl Capital, Inc. - Class A	10	114
Brighthouse Financial, Inc.(1)	1	46
Brightsphere Investment Group, Inc.	3	52
Brown & Brown, Inc.	13	919
BRP Group, Inc. - Class A(1)	10	258
Burke & Herbert Financial Services Corp.(2)	0	9
Cantaloupe, Inc.(1)	7	55
Capital City Bank Group, Inc.	1	34
Cass Information Systems, Inc.	2	82
Citizens Financial Services, Inc.(2)	0	13
Coastal Financial Corp.(1)	2	77
Cohen & Steers, Inc.	165	9,540
Columbia Banking System, Inc.	330	6,683
Columbia Financial, Inc.(1)	3	44

Crawford & Co. - Class A	3	29
Cullen/Frost Bankers, Inc.	150	16,130
Diamond Hill Investment Group, Inc.	1	93
Donnelley Financial Solutions, Inc.(1)	3	142
eHealth, Inc.(1)	2	13
Equitable Holdings, Inc.	52	1,400
Esquire Financial Holdings, Inc.	1	56
Euronet Worldwide, Inc.(1)	75	8,836
Everest Re Group Ltd.	143	48,827
EVERTEC, Inc.	12	431
FactSet Research Systems, Inc.	66	26,276
Federal Agricultural Mortgage Corp. - Class C(2)	0	45
First Bancorp	1	16
First Citizens BancShares, Inc. - Class A(2)	0	219
First Financial Bankshares, Inc.	24	671
First Interstate BancSystem, Inc. - Class A	261	6,215
First Merchants Corp.	186	5,256
FirstCash Holdings, Inc.	244	22,777
Five Star Bancorp	1	28
FleetCor Technologies, Inc.(1)	10	2,442
Flywire Corp.(1)	433	13,442
Focus Financial Partners, Inc. - Class A(1)	32	1,680
FS Bancorp, Inc.(2)	0	12
GCM Grosvenor, Inc. - Class A	7	53
Global Payments, Inc.	268	26,442
Goosehead Insurance, Inc. - Class A(1)	4	245
Greene County Bancorp, Inc.	1	22
Hamilton Lane, Inc. - Class A	4	313
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1	36
HCI Group, Inc.	1	71
HomeTrust Bancshares, Inc.	1	21
Houlihan Lokey, Inc. - Class A	95	9,339
I3 Verticals, Inc. - Class A(1)	4	95
International Money Express, Inc.(1)	5	133
Investors Title Co.(2)	0	5
Jack Henry & Associates, Inc.	3	559
Kingsway Financial Services, Inc.(1)	2	14
Kinsale Capital Group, Inc.	101	37,817
KKR & Co., Inc. - Class Miscella	23	1,298
Lakeland Financial Corp.	49	2,355
Lemonade, Inc.(1)	2	27
LendingTree, Inc.(1)	1	12
Lincoln National Corp.	2	59
LPL Financial Holdings, Inc.	11	2,466
MarketAxess Holdings, Inc.	83	21,786
Marqeta, Inc. - Class A(1)	12	57
Metropolitan Bank Holding Corp.(1)(2)	0	13
Moelis & Co. - Class A	6	270
Morningstar, Inc.	4	740
MSCI, Inc. - Class A	51	23,880
MVB Financial Corp.(2)	0	8
NBT Bancorp, Inc.	166	5,299
NerdWallet, Inc. - Class A(1)	6	58
NMI Holdings, Inc. - Class A(1)	1	32
Northern Trust Corp.	215	15,940
NU Holdings Ltd. - Class A(1)	1,790	14,127
Open Lending Corp. - Class A(1)	16	170
Oscar Health, Inc. - Class A(1)	2	18
P10, Inc. - Class A	7	75
Pagseguro Digital Ltd. - Class A(1)	22	206
Palomar Holdings, Inc. - Class A(1)	122	7,104
Pathward Financial, Inc.	1	48
Patria Investments Ltd. - Class A	10	145

Payoneer Global, Inc.(1)	1,234	5,937
Paysign, Inc.(1)	6	14
PennyMac Financial Services, Inc.(2)	0	28
Perella Weinberg Partners - Class A	8	65
Piper Sandler Companies	57	7,372
PJT Partners, Inc. - Class A	93	6,496
Plumas Bancorp(2)	0	15
Primerica, Inc.	3	683
Priority Technology Holdings, Inc.(1)	3	11
PROG Holdings, Inc.(1)	2	50
Regional Management Corp.(2)	0	11
Remitly Global, Inc.(1)	15	285
RenaissanceRe Holdings Ltd.	2	351
RLI Corp.	1	174
Rocket Companies, Inc. - Class A(1)	6	57
Ryan Specialty Holdings, Inc. - Class A(1)	946	42,453
Sculptor Capital Management, Inc. - Class A	3	24
Selective Insurance Group, Inc.	108	10,352
ServisFirst Bancshares, Inc.	3	133
Shift4 Payments, Inc. - Class A(1)	341	23,135
Silvercrest Asset Management Group, Inc. - Class A	2	36
SiriusPoint Ltd.(1)	2	16
Skyward Specialty Insurance Group, Inc.(1)	1	15
SLM Corp.	14	223
Stellar Bancorp, Inc.	1	19
StepStone Group, Inc. - Class A	10	249
Stock Yards Bancorp, Inc.	4	199
StoneCo Ltd. - Class A(1)	32	402
StoneX Group, Inc.(1)(2)	0	31
Third Coast Bancshares, Inc.(1)(2)	0	4
Tiptree, Inc.	1	20
Toast, Inc. - Class A(1)	1,645	37,131
TPG, Inc. - Class A	3	78
Tradeweb Markets, Inc. - Class A	961	65,774
Trupanion, Inc.(1)	7	138
Universal Insurance Holdings, Inc.	1	15
Upstart Holdings, Inc.(1)	13	463
UWM Holdings Corp.	5	28
Value Line, Inc.(2)	0	6
Victory Capital Holdings, Inc. - Class A	5	150
Virtus Investment Partners, Inc.(2)	0	39
Westamerica BanCorp	1	32
Western Union Co.	8	94
WEX, Inc.(1)	46	8,403
Willis Towers Watson Plc	2	452
Wintrust Financial Corp.	55	4,020
WisdomTree, Inc.	19	132
World Acceptance Corp.(1)(2)	0	8
WSFS Financial Corp.	195	7,374
XP, Inc. - Class A(1)	4	93

Total Financials		630,388

Healthcare – 21.28%
10X Genomics, Inc. - Class A(1)	13	740
4D Molecular Therapeutics, Inc.(1)(2)	0	9
89bio, Inc.(1)	210	3,980
Abcam Plc - ADR(1)	451	11,046
Acadia Healthcare Co., Inc.(1)	264	21,016
ACADIA Pharmaceuticals, Inc.(1)	22	517
Accolade, Inc.(1)	11	148
Accuray, Inc.(1)	15	60
ACELYRIN, Inc.(1)	60	1,260
Aclaris Therapeutics, Inc.(1)	12	126
Actinium Pharmaceuticals, Inc.(1)	4	32

AdaptHealth Corp. - Class A(1)	7	81
Adaptive Biotechnologies Corp.(1)	15	99
Addus HomeCare Corp.(1)	1	120
ADMA Biologics, Inc.(1)	19	72
Aduro Biotech, Inc.(1)(4)	5	13
Aerovate Therapeutics, Inc.(1)	2	30
Agenus, Inc.(1)	10	15
Agilent Technologies, Inc.	301	36,220
Agiliti, Inc.(1)	5	75
agilon health, Inc.(1)	945	16,391
AirSculpt Technologies, Inc.	2	20
Akero Therapeutics, Inc.(1)	88	4,113
Akoya Biosciences, Inc.(1)	3	24
Aldeyra Therapeutics, Inc.(1)	8	68
Alector, Inc.(1)	11	69
Align Technology, Inc.(1)	92	32,569
Alignment Healthcare, Inc.(1)	15	86
Alkermes Plc(1)	29	923
Alnylam Pharmaceuticals, Inc.(1)	52	9,945
Alphatec Holdings, Inc.(1)	6	101
Alpine Immune Sciences, Inc.(1)	3	30
AmerisourceBergen Corp. - Class A	23	4,516
Amicus Therapeutics, Inc.(1)	50	627
AMN Healthcare Services, Inc.(1)	7	788
Amphastar Pharmaceuticals, Inc.(1)	7	388
Amylyx Pharmaceuticals, Inc.(1)	9	192
AnaptysBio, Inc.(1)	3	55
Anavex Life Sciences Corp.(1)	12	100
ANI Pharmaceuticals, Inc.(1)	2	93
Apellis Pharmaceuticals, Inc.(1)	95	8,643
Apollo Medical Holdings, Inc.(1)	8	244
Arbutus Biopharma Corp.(1)	13	31
Arcellx, Inc.(1)	7	215
Arcturus Therapeutics Holdings, Inc.(1)(2)	0	10
Arcus Biosciences, Inc.(1)	3	57
Arcutis Biotherapeutics, Inc.(1)	9	86
Ardelyx, Inc.(1)	24	83
Argenx SE - ADR(1)	162	63,271
Arrowhead Pharmaceuticals, Inc.(1)	175	6,233
ARS Pharmaceuticals, Inc.(1)	1	6
Artivion, Inc.(1)	1	18
Arvinas, Inc.(1)	8	210
Ascendis Pharma - ADR(1)	372	33,210
Astria Therapeutics, Inc.(1)	4	33
Atara Biotherapeutics, Inc.(1)	1	2
AtriCure, Inc.(1)	69	3,408
Atrion Corp.(2)	0	139
Aurinia Pharmaceuticals, Inc.(1)	24	236
Aveanna Healthcare Holdings, Inc.(1)	3	6
Avid Bioservices, Inc.(1)	11	151
Avita Medical, Inc.(1)	4	75
Axogen, Inc.(1)	7	63
Axonics, Inc.(1)	63	3,173
Axsome Therapeutics, Inc.(1)	6	421
Azenta, Inc.(1)	92	4,280
Babylon Holdings Ltd. - Class A(1)(2)	1	0
Beam Therapeutics, Inc.(1)	11	356
Beyond Air, Inc.(1)	4	17
BioCryst Pharmaceuticals, Inc.(1)	25	176
BioLife Solutions, Inc.(1)	6	123
BioMarin Pharmaceutical, Inc.(1)	3	277
Biomea Fusion, Inc.(1)	3	76
BioNTech SE - ADR(1)	125	13,448

Bio-Rad Laboratories, Inc. - Class A(1)	36	13,648
Biote Corp. - Class A(1)	1	7
Bio-Techne Corp.	386	31,479
BioVie, Inc. - Class A(1)	1	4
Bioxcel Therapeutics, Inc.(1)	3	22
Blueprint Medicines Corp.(1)	11	685
Bridgebio Pharma, Inc.(1)	162	2,789
Bright Green Corp.(1)	11	11
Bruker Corp.	16	1,146
Cabaletta Bio, Inc.(1)	4	52
Cano Health, Inc.(1)	4	5
Cardinal Health, Inc.	19	1,817
Cassava Sciences, Inc.(1)	7	177
Castle Biosciences, Inc.(1)	2	23
Catalent, Inc.(1)	103	4,467
Catalyst Pharmaceuticals, Inc.(1)	17	226
Celldex Therapeutics, Inc.(1)	2	71
Cerevel Therapeutics Holdings, Inc.(1)	11	352
Certara, Inc.(1)	6	114
Cerus Corp.(1)	31	77
Chemed Corp.	2	833
Chinook Therapeutics, Inc.(1)	3	111
Citius Pharmaceuticals, Inc.(1)	4	5
ClearPoint Neuro, Inc.(1)	4	27
Codexis, Inc.(1)	2	5
Cogent Biosciences, Inc.(1)	7	78
Coherus Biosciences, Inc.(1)	11	46
Collegium Pharmaceutical, Inc.(1)	6	129
Compass Therapeutics, Inc.(1)	2	5
CONMED Corp.	99	13,417
Cooper Companies, Inc.	93	35,634
Corcept Therapeutics, Inc.(1)	14	319
CorMedix, Inc.(1)	7	29
CorVel Corp.(1)	2	293
Crinetics Pharmaceuticals, Inc.(1)	485	8,740
Cross Country Healthcare, Inc.(1)	1	29
CryoPort, Inc.(1)	6	112
Cue Biopharma, Inc.(1)	6	22
Cutera, Inc.(1)(2)	0	6
CVRx, Inc.(1)	2	26
Cymabay Therapeutics, Inc.(1)	17	187
Cytek Biosciences, Inc.(1)	21	181
Cytokinetics, Inc.(1)	15	500
DaVita, Inc.(1)	8	783
Day One Biopharmaceuticals, Inc.(1)	8	94
Deciphera Pharmaceuticals, Inc.(1)	3	45
Definitive Healthcare Corp. - Class A(1)	514	5,656
Denali Therapeutics, Inc.(1)	21	622
Dentsply Sirona, Inc.	543	21,731
DexCom, Inc.(1)	650	83,532
DICE Therapeutics, Inc.(1)	6	265
Discount Medicine, Inc. - Class A(1)	1	56
DocGo, Inc.(1)	14	129
Doximity, Inc. - Class A(1)	7	233
Dynavax Technologies Corp. - Class A(1)	20	252
Dyne Therapeutics, Inc.(1)	2	24
Edwards Lifesciences Corp.(1)	388	36,600
Embecta Corp.	1	23
Enanta Pharmaceuticals, Inc.(1)	1	11
Encompass Health Corp.	1	66
Ensign Group, Inc.	10	930
Envista Holdings Corp.(1)	216	7,300
Evolent Health, Inc. - Class A(1)	262	7,947

Evolus, Inc.(1)	7	52
Exact Sciences Corp.(1)	498	46,723
Exelixis, Inc.(1)	530	10,125
Eyenovia, Inc.(1)	5	11
EyePoint Pharmaceuticals, Inc.(1)	2	21
Fennec Pharmaceuticals, Inc.(1)	1	7
Figs, Inc. - Class A(1)	20	164
Foghorn Therapeutics, Inc.(1)	4	25
Genelux Corp.(1)(2)	0	4
Geron Corp.(1)	68	217
Glaukos Corp.(1)	121	8,651
Globus Medical, Inc. - Class A(1)	161	9,592
GTX, Inc.(1)(2)(4)	0	0
Guardant Health, Inc.(1)	20	709
Haemonetics Corp.(1)	9	758
Halozyme Therapeutics, Inc.(1)	695	25,064
Harmony Biosciences Holdings, Inc.(1)	6	209
Harrow Health, Inc.(1)	5	86
Harvard Bioscience, Inc.(1)	7	37
Health Catalyst, Inc.(1)	5	67
HealthEquity, Inc.(1)	255	16,079
HealthStream, Inc.	2	42
Heron Therapeutics, Inc.(1)	17	20
HilleVax, Inc.(1)	1	15
Hims & Hers Health, Inc.(1)	21	201
Hologic, Inc.(1)	121	9,815
Horizon Therapeutics Plc(1)	29	2,959
Humacyte, Inc.(1)	10	27
ICON Plc(1)	65	16,196
Ideaya Biosciences, Inc.(1)	6	144
IDEXX Laboratories, Inc.(1)	59	29,710
Illumina, Inc.(1)	29	5,447
Immuneering Corp. - Class A(1)	3	28
ImmunityBio, Inc.(1)	16	44
ImmunoGen, Inc.(1)	25	475
Immunovant, Inc.(1)	165	3,128
Inari Medical, Inc.(1)	9	500
Incyte Corp.(1)	20	1,236
InfuSystem Holdings, Inc.(1)	3	29
Inhibrx, Inc.(1)	4	104
Inmode Ltd.(1)	14	517
Innovage Holding Corp.(1)	3	25
Innoviva, Inc.(1)	1	10
Insmed, Inc.(1)	24	498
Inspire Medical Systems, Inc.(1)	133	43,282
Insulet Corp.(1)	34	9,763
Integra LifeSciences Holdings Corp.(1)	388	15,955
Intellia Therapeutics, Inc.(1)	2	92
Intercept Pharmaceuticals, Inc.(1)	4	48
Intra-Cellular Therapies, Inc.(1)	17	1,055
Invitae Corp.(1)	40	46
Ionis Pharmaceuticals, Inc.(1)	18	727
IQVIA Holdings, Inc.(1)	25	5,585
iRadimed Corp.	1	58
iRhythm Technologies, Inc.(1)	205	21,334
Ironwood Pharmaceuticals, Inc. - Class A(1)	9	101
IVERIC bio, Inc.(1)	25	966
Jazz Pharmaceuticals Plc(1)	5	578
Joint Corp.(1)	3	35
Karuna Therapeutics, Inc.(1)	32	7,012
Karyopharm Therapeutics, Inc.(1)	20	36
Keros Therapeutics, Inc.(1)	4	158
KORU Medical Systems, Inc.(1)	6	20

Krystal Biotech, Inc.(1)	58	6,807
Kymera Therapeutics, Inc.(1)	7	153
Lantheus Holdings, Inc.(1)	131	10,990
LeMaitre Vascular, Inc.	4	238
Lexicon Pharmaceuticals, Inc.(1)	7	16
LifeStance Health Group, Inc.(1)	10	93
Ligand Pharmaceuticals, Inc.(1)	57	4,077
Lineage Cell Therapeutics, Inc.(1)	22	31
Liquidia Corp.(1)	6	46
LivaNova Plc(1)	59	3,042
Longboard Pharmaceuticals, Inc.(1)	1	7
MacroGenics, Inc.(1)	3	17
Madrigal Pharmaceuticals, Inc.(1)	2	559
MannKind Corp.(1)	36	148
Maravai LifeSciences Holdings, Inc. - Class A(1)	9	115
Marinus Pharmaceuticals, Inc.(1)	9	95
Masimo Corp.(1)	7	1,142
MaxCyte, Inc.(1)	1	5
Medpace Holdings, Inc.(1)	40	9,539
MeiraGTx Holdings Plc(1)	4	28
Merit Medical Systems, Inc.(1)	10	845
Merrimack Pharmaceuticals, Inc.(1)	2	22
Mersana Therapeutics, Inc.(1)	11	36
Mesa Laboratories, Inc.	76	9,788
Mettler-Toledo International, Inc.(1)	3	4,151
Mineralys Therapeutics, Inc.(1)	1	13
Mirum Pharmaceuticals, Inc.(1)	5	121
ModivCare, Inc.(1)	2	101
Molina Healthcare, Inc.(1)	5	1,382
Morphic Holding, Inc.(1)	95	5,433
NanoString Technologies, Inc.(1)	8	33
Nano-X Imaging Ltd.(1)	1	12
Natera, Inc.(1)	138	6,716
National Research Corp.	3	112
Neogen Corp.(1)	266	5,791
NeoGenomics, Inc.(1)	2	32
Neurocrine Biosciences, Inc.(1)	88	8,275
Nevro Corp.(1)	2	54
NextGen Healthcare, Inc.(1)	6	95
Novavax, Inc.(1)	13	93
Novocure Ltd.(1)	15	629
Nuvalent, Inc. - Class A(1)	4	183
NuVasive, Inc.(1)	113	4,715
Nuvectis Pharma, Inc.(1)	1	19
Ocular Therapeutix, Inc.(1)	14	72
Omega Therapeutics, Inc.(1)	4	24
Omeros Corp.(1)	4	24
OmniAb, Inc. - Class CR3(1)(2)(4)(5)	19	–
OmniAb, Inc. - Class CR4(1)(2)(4)(5)	19	–
Omnicell, Inc.(1)	137	10,056
Opthea Ltd. - ADR(1)	166	465
OptimizeRx Corp.(1)	3	46
Optinose, Inc.(1)	12	15
Option Care Health, Inc.(1)	30	986
Orchestra BioMed Holdings, Inc.(1)	1	4
Organogenesis Holdings, Inc. - Class A(1)	2	5
OrthoPediatrics Corp.(1)	3	114
Outlook Therapeutics, Inc.(1)	27	46
Outset Medical, Inc.(1)	9	190
P3 Health Partners, Inc.(1)	7	21
Pacific Biosciences of California, Inc.(1)	531	7,065
Pacira BioSciences, Inc.(1)	171	6,866
Paragon 28, Inc.(1)	8	136

Patterson Companies, Inc.	3	111
PDS Biotechnology Corp.(1)	5	24
Pennant Group, Inc.(1)	5	62
Penumbra, Inc.(1)	96	33,088
PepGen, Inc.(1)(2)	0	4
PetIQ, Inc. - Class A(1)	4	62
Phathom Pharmaceuticals, Inc.(1)	1	16
Phibro Animal Health Corp. - Class A	1	13
Phreesia, Inc.(1)	9	285
Pliant Therapeutics, Inc.(1)	10	185
Prestige Consumer Healthcare, Inc.(1)	198	11,783
Prime Medicine, Inc.(1)	7	102
Privia Health Group, Inc.(1)	12	310
PROCEPT BioRobotics Corp.(1)	93	3,286
Progyny, Inc.(1)	14	550
ProKidney Corp. - Class A(1)	3	31
Protagonist Therapeutics, Inc.(1)	6	165
Prothena Corp. Plc(1)	7	504
PTC Therapeutics, Inc.(1)	88	3,584
Pulmonx Corp.(1)	316	4,146
Pulse Biosciences, Inc.(1)	1	6
Quanterix Corp.(1)	1	24
Quipt Home Medical Corp.(1)	7	36
RadNet, Inc.(1)	9	282
RAPT Therapeutics, Inc.(1)	4	73
Reata Pharmaceuticals, Inc. - Class A(1)	54	5,548
Reneo Pharmaceuticals, Inc.(1)	1	7
Repligen Corp.(1)	331	46,842
ResMed, Inc.	63	13,683
Revance Therapeutics, Inc.(1)	350	8,863
REVOLUTION Medicines, Inc.(1)	18	486
Rhythm Pharmaceuticals, Inc.(1)	9	148
Rigel Pharmaceuticals, Inc.(1)	25	32
Rocket Pharmaceuticals, Inc.(1)	9	173
Roivant Sciences Ltd.(1)	375	3,779
RxSight, Inc.(1)	5	137
Sage Therapeutics, Inc.(1)	9	417
Sana Biotechnology, Inc.(1)	1	7
Sanara Medtech, Inc.(1)	1	26
Sarepta Therapeutics, Inc.(1)	69	7,903
Savara, Inc.(1)	2	5
Schrodinger, Inc.(1)	85	4,248
Scilex Holding Co.(1)	1	6
scPharmaceuticals, Inc.(1)	5	51
Seagen, Inc.(1)	20	3,920
Select Medical Holdings Corp.	19	592
Selecta Biosciences, Inc.(1)	5	6
Semler Scientific, Inc.(1)	1	23
Seres Therapeutics, Inc.(1)	12	56
Sharecare, Inc.(1)	3	6
Shockwave Medical, Inc.(1)	144	41,023
SI-BONE, Inc.(1)	6	170
SIGA Technologies, Inc.	8	40
Sight Sciences, Inc.(1)	4	31
Silk Road Medical, Inc.(1)	7	225
Simulations Plus, Inc.	3	127
Sotera Health Co.(1)	10	189
SpringWorks Therapeutics, Inc.(1)	10	273
STAAR Surgical Co.(1)	9	456
STERIS Plc	151	33,972
Summit Therapeutics, Inc.(1)	20	51
Supernus Pharmaceuticals, Inc.(1)	222	6,685
Surgery Partners, Inc.(1)	193	8,664

Surmodics, Inc.(1)	2	76
Syndax Pharmaceuticals, Inc.(1)	10	210
Tactile Systems Technology, Inc.(1)	4	102
Tandem Diabetes Care, Inc.(1)	114	2,798
Tela Bio, Inc.(1)	3	28
Terns Pharmaceuticals, Inc.(1)	5	43
TG Therapeutics, Inc.(1)	209	5,199
TransMedics Group, Inc.(1)	6	475
Travere Therapeutics, Inc. - Class Preferre(1)	12	188
Treace Medical Concepts, Inc.(1)	8	201
Tyra Biosciences, Inc.(1)	1	15
U.S. Physical Therapy, Inc.	2	276
UFP Technologies, Inc.(1)	1	241
Ultragenyx Pharmaceutical, Inc.(1)	10	451
UroGen Pharma Ltd.(1)	3	29
Utah Medical Products, Inc.(2)	0	46
Vaxcyte, Inc.(1)	397	19,846
Vaxxinity, Inc. - Class A(1)	8	19
Veeva Systems, Inc. - Class A(1)	599	118,473
Ventyx Biosciences, Inc.(1)	97	3,168
Vera Therapeutics, Inc. - Class A(1)	3	47
Vericel Corp.(1)	146	5,494
Verrica Pharmaceuticals, Inc.(1)	4	21
Vicarious Surgical, Inc.(1)	6	11
Viemed Healthcare, Inc.(1)	6	56
ViewRay, Inc.(1)	19	7
Viking Therapeutics, Inc.(1)	241	3,905
Vir Biotechnology, Inc.(1)	1	18
Viridian Therapeutics, Inc.(1)	6	139
Voyager Therapeutics, Inc.(1)	6	64
Waters Corp.(1)	114	30,257
West Pharmaceutical Services, Inc.	189	72,185
X4 Pharmaceuticals, Inc.(1)	11	21
Xencor, Inc.(1)	5	137
Xenon Pharmaceuticals, Inc.(1)	603	23,197
Xeris Biopharma Holdings, Inc.(1)	24	63
Y-mAbs Therapeutics, Inc.(1)	3	21
Zentalis Pharmaceuticals, Inc.(1)	9	249
Zynex, Inc.(1)	3	32

Total Healthcare		1,513,705

Industrials – 19.36%
374Water, Inc.(1)	10	25
AAON, Inc.	125	11,828
AAR Corp.(1)	101	5,822
ACV Auctions, Inc. - Class A(1)	23	392
Advanced Drainage Systems, Inc.	9	1,036
Aerojet Rocketdyne Holdings, Inc.(1)	14	777
Aerovironment, Inc.(1)	108	11,047
Alamo Group, Inc.	2	323
Albany International Corp. - Class A	109	10,181
Allegiant Travel Co. - Class A(1)(2)	0	38
Allegion Plc	12	1,419
Allied Motion Technologies, Inc.	2	96
Allison Transmission Holdings, Inc.	1	73
Alta Equipment Group, Inc.	3	58
Ameresco, Inc. - Class A(1)	103	5,030
American Airlines Group, Inc.(1)	35	636
American Woodmark Corp.(1)(2)	0	16
AMETEK, Inc.	348	56,335
Amprius Technologies, Inc.(1)	1	7
AO Smith Corp.	232	16,868
API Group Corp.(1)	25	683
Apogee Enterprises, Inc.	1	70

Applied Industrial Technologies, Inc.	65	9,457
ArcBest Corp.	2	165
Aris Water Solutions, Inc. - Class A(2)	0	4
Armstrong World Industries, Inc.	2	139
Array Technologies, Inc.(1)	27	609
ASGN, Inc.(1)	2	172
Asure Software, Inc.(1)(2)	0	5
Atkore, Inc.(1)	43	6,706
Avis Budget Group, Inc.(1)	1	232
Axon Enterprise, Inc.(1)	226	44,014
AZEK Co., Inc. - Class A(1)	836	25,325
Babcock & Wilcox Enterprises, Inc.(1)	1	6
Barrett Business Services, Inc.	1	99
Beacon Roofing Supply, Inc.(1)	119	9,907
Berkshire Grey, Inc.(1)	13	19
Blink Charging Co.(1)	5	27
Bloom Energy Corp. - Class A(1)	315	5,144
Blue Bird Corp.(1)(2)	0	5
Booz Allen Hamilton Holding Corp. - Class A	19	2,109
Bowman Consulting Group Ltd. - Class A(1)	2	55
Brink’s Co.	8	558
Broadridge Financial Solutions, Inc.	14	2,361
Brookfield Business Corp. - Class A	4	85
Builders FirstSource, Inc.(1)	273	37,163
BWX Technologies, Inc.	2	162
CACI International, Inc. - Class A(1)	22	7,663
Cadre Holdings, Inc.	3	76
Casella Waste Systems, Inc. - Class A(1)	10	897
CBIZ, Inc.(1)	9	460
Ceridian HCM Holding, Inc.(1)	307	20,528
CH Robinson Worldwide, Inc.	13	1,232
ChargePoint Holdings, Inc.(1)	40	355
Chart Industries, Inc.(1)	176	28,061
Cimpress Plc(1)	2	107
Cintas Corp.	11	5,567
CIRCOR International, Inc.(1)	3	161
Clean Harbors, Inc.(1)	149	24,566
Comfort Systems USA, Inc.	40	6,534
Commercial Vehicle Group, Inc.(1)	1	7
Concrete Pumping Holdings, Inc.(1)	2	19
Construction Partners, Inc. - Class A(1)	7	229
Copart, Inc.(1)	62	5,683
Core & Main, Inc. - Class A(1)	745	23,356
CRA International, Inc.	1	130
CSG Systems International, Inc.	5	289
CSW Industrials, Inc.	3	457
Curtiss-Wright Corp.	59	10,754
Custom Truck One Source, Inc.(1)	10	66
Daseke, Inc.(1)	7	53
Delta Air Lines, Inc.(1)	5	227
Distribution Solutions Group, Inc.(1)	1	40
Donaldson Co., Inc.	7	463
Douglas Dynamics, Inc.	4	120
Dragonfly Energy Holdings Corp.(1)	3	5
Dycom Industries, Inc.(1)	5	579
EMCOR Group, Inc.	2	431
Energy Recovery, Inc.(1)	10	279
Enerpac Tool Group Corp. - Class A	10	279
EnerSys	7	744
Enovix Corp.(1)	24	442
Eos Energy Enterprises, Inc.(1)	17	75
Equifax, Inc.	12	2,887
Esab Corp.	95	6,341

ESCO Technologies, Inc.	3	266
Eve Holding, Inc.(1)	3	33
EVI Industries, Inc.(1)	1	15
ExlService Holdings, Inc.(1)	68	10,220
Expeditors International of Washington, Inc.	3	364
Exponent, Inc.	9	844
Fastenal Co.	62	3,667
Federal Signal Corp.	11	679
Ferguson Plc	2	252
First Advantage Corp.(1)	1	16
FiscalNote Holdings, Inc.(1)	3	9
Fluence Energy, Inc. - Class A(1)	7	191
Fluor Corp.(1)	24	702
Forrester Research, Inc.(1)	2	61
Fortive Corp.	1,122	83,866
Forward Air Corp.	5	497
Franklin Covey Co.(1)	2	92
Franklin Electric Co., Inc.	8	842
Frontier Group Holdings, Inc.(1)	7	66
FTAI Aviation Ltd.	18	567
FTC Solar, Inc.(1)	11	36
FTI Consulting, Inc.(1)	122	23,215
GATX Corp.(2)	0	50
Generac Holdings, Inc.(1)	173	25,799
Genpact Ltd.	6	243
Gibraltar Industries, Inc.(1)	3	201
Global Industrial Co.	2	51
GMS, Inc.(1)	2	159
Gorman-Rupp Co.	1	22
Graco, Inc.	259	22,355
GrafTech International Ltd.	19	97
Granite Construction, Inc.	1	50
Griffon Corp.	5	186
GXO Logistics, Inc.(1)	168	10,548
H&E Equipment Services, Inc.	6	267
Healthcare Services Group, Inc.	13	194
HEICO Corp.	48	8,555
HEICO Corp. - Class A	80	11,299
Helios Technologies, Inc.	6	388
Herc Holdings, Inc.	38	5,254
Heritage-Crystal Clean, Inc.(1)(2)	0	19
Hillenbrand, Inc.	12	629
Hillman Solutions Corp.(1)	496	4,467
Himalaya Shipping Ltd.(1)	1	5
HireQuest, Inc.	1	25
HNI Corp.	1	26
Howmet Aerospace, Inc.	458	22,710
Hubbell, Inc. - Class B	117	38,835
Hudson Technologies, Inc.(1)	1	12
Huron Consulting Group, Inc.(1)	3	291
Hyster-Yale Materials Handling, Inc.	2	106
IBEX Holdings Ltd.(1)	2	41
ICF International, Inc.	3	420
IDEX Corp.	151	32,480
IES Holdings, Inc.(1)	1	80
Ingersoll Rand, Inc.	763	49,854
Innodata, Inc.(1)	4	50
INNOVATE Corp.(1)	3	6
Insperity, Inc.	7	776
Janus International Group, Inc.(1)	15	157
JB Hunt Transport Services, Inc.	27	4,873
Joby Aviation, Inc.(1)	16	169
John Bean Technologies Corp.	6	689

Kadant, Inc.	2	453
Karat Packaging, Inc.	1	20
KBR, Inc.	181	11,746
Kforce, Inc.	3	215
Kornit Digital Ltd.(1)	131	3,857
Kratos Defense & Security Solutions, Inc.(1)	485	6,955
Landstar System, Inc.	36	6,901
LanzaTech Global, Inc.(1)	4	25
Legalzoom.com, Inc.(1)	19	227
Leonardo DRS, Inc.(1)	9	153
Limbach Holdings, Inc.(1)(2)	0	7
Lincoln Electric Holdings, Inc.	64	12,659
Lindsay Corp.	2	239
Liquidity Services, Inc.(1)	2	39
LSI Industries, Inc.	3	43
Lyft, Inc. - Class A(1)	44	425
Marten Transport Ltd.	8	175
Masonite International Corp.(1)	4	407
Matthews International Corp. - Class A	1	63
MAXIMUS, Inc.	117	9,904
Mayville Engineering Co., Inc.(1)(2)	0	4
McGrath RentCorp	83	7,635
Miller Industries, Inc.(2)	0	3
Montrose Environmental Group, Inc.(1)	5	214
Moog, Inc. - Class A	19	2,048
MRC Global, Inc.(1)	5	51
MSA Safety, Inc.	60	10,477
MSC Industrial Direct Co., Inc. - Class A	103	9,833
Mueller Industries, Inc.	4	371
Mueller Water Products, Inc. - Class A	28	449
MYR Group, Inc.(1)	3	406
NEXTracker, Inc. - Class A(1)	5	217
Nordson Corp.	139	34,497
NuScale Power Corp.(1)	9	64
NV5 Global, Inc.(1)	2	245
Old Dominion Freight Line, Inc.	13	4,933
Omega Flex, Inc.	1	57
Otis Worldwide Corp.	4	315
PAM Transportation Services, Inc.(1)(2)	0	5
Parsons Corp.(1)	3	161
Paychex, Inc.	47	5,242
Paycom Software, Inc.	8	2,413
Paycor HCM, Inc.(1)	194	4,588
Paylocity Holding Corp.(1)	30	5,451
Performant Financial Corp.(1)	9	24
PGT Innovations, Inc.(1)	10	303
Pitney Bowes, Inc.	8	30
Planet Labs PBC(1)	30	97
Preformed Line Products Co.(2)	0	31
Primoris Services Corp.	211	6,443
Quanta Services, Inc.	169	33,237
RB Global, Inc.	20	1,217
RBC Bearings, Inc.(1)	83	17,953
Red Violet, Inc.(1)	2	40
Redwire Corp.(1)	2	5
Rocket Lab USA, Inc.(1)	49	294
Rockwell Automation, Inc.	186	61,242
Rollins, Inc.	32	1,380
RXO, Inc.(1)	18	412
Saia, Inc.(1)	120	40,929
SES AI Corp.(1)	2	6
Shoals Technologies Group, Inc. - Class A(1)	402	10,283
Shyft Group, Inc.	6	134

Simpson Manufacturing Co., Inc.	117	16,258
SiteOne Landscape Supply, Inc.(1)	168	28,072
SKYX Platforms Corp.(1)	10	26
SP Plus Corp.(1)	4	147
Spirit AeroSystems Holdings, Inc. - Class A	2	46
SPX Technologies, Inc.(1)	6	549
Standex International Corp.	2	244
Stericycle, Inc.(1)	187	8,679
Sterling Check Corp.(1)(2)	0	5
Sterling Infrastructure, Inc.(1)	5	263
Sun Country Airlines Holdings, Inc.(1)	4	83
SunPower Corp. - Class A(1)	15	150
Symbotic, Inc. - Class A(1)	261	11,153
Tecnoglass, Inc.	139	7,164
Tennant Co.	2	143
Terex Corp.	7	411
Tetra Tech, Inc.	1	228
Thermon Group Holdings, Inc.(1)	1	17
Toro Co.	364	37,016
TPI Composites, Inc.(1)	7	77
Trane Technologies Plc	10	1,870
Transcat, Inc.(1)	1	112
TransDigm Group, Inc.	1	1,146
Trex Co., Inc.(1)	393	25,769
TriNet Group, Inc.(1)	7	638
Trinity Industries, Inc.	3	68
Triton International Ltd.	1	121
TTEC Holdings, Inc.	4	125
UFP Industries, Inc.	2	156
U-Haul Holding Co.	1	30
U-Haul Holding Co. - Class B	4	223
UniFirst Corp.	37	5,662
United Rentals, Inc.	2	906
Upwork, Inc.(1)	23	213
Valmont Industries, Inc.	21	6,152
Velo3D, Inc.(1)	16	34
Verisk Analytics, Inc. - Class A	199	44,997
Verra Mobility Corp. - Class A(1)	25	490
Vertiv Holdings Co. - Class A	296	7,344
Viad Corp.(1)	4	98
Vicor Corp.(1)	4	217
Virgin Galactic Holdings, Inc.(1)	25	97
Wabash National Corp.	9	219
Watsco, Inc.	30	11,452
Watts Water Technologies, Inc. - Class A	5	891
Werner Enterprises, Inc.	2	68
WESCO International, Inc.	92	16,514
WillScot Mobile Mini Holdings Corp. - Class A(1)	306	14,608
WNS Holdings Ltd. - ADR(1)	87	6,424
WW Grainger, Inc.	6	5,114
Xometry, Inc. - Class A(1)	1	16
Xylem, Inc.	94	10,596
Zurn Elkay Water Solutions Corp.	5	140

Total Industrials		1,377,881

Information Technology – 25.19%
8x8, Inc.(1)	20	84
A10 Networks, Inc.	12	182
ACI Worldwide, Inc.(1)	17	387
ACM Research, Inc. - Class A(1)	1	17
Adeia, Inc.	17	187
Advanced Energy Industries, Inc.	96	10,704
Aehr Test Systems(1)	5	194
Agilysys, Inc.(1)	4	248

Akamai Technologies, Inc.(1)	347	31,185
Akoustis Technologies, Inc.(1)	13	40
Alarm.com Holdings, Inc.(1)	9	447
Alkami Technology, Inc.(1)	7	121
Allegro MicroSystems, Inc.(1)	10	436
Altair Engineering, Inc. - Class A(1)	187	14,216
Alteryx, Inc. - Class A(1)	9	402
Ambarella, Inc.(1)	72	5,998
American Software, Inc. - Class A	217	2,276
Amphenol Corp. - Class A	43	3,626
Amplitude, Inc. - Class A(1)	13	138
ANSYS, Inc.(1)	70	23,100
Appfolio, Inc. - Class A(1)	3	591
Appian Corp. - Class A(1)	7	344
Applied Digital Corp.(1)	12	113
AppLovin Corp. - Class A(1)	8	218
Arista Networks, Inc.(1)	383	61,994
Arlo Technologies, Inc.(1)	13	146
Asana, Inc. - Class A(1)	528	11,642
Aspen Technology, Inc.(1)	20	3,283
Atlassian Corp. - Class A(1)	276	46,373
Atomera, Inc.(1)	3	24
Autodesk, Inc.(1)	150	30,692
AvePoint, Inc.(1)	27	155
Avid Technology, Inc.(1)	4	108
Axcelis Technologies, Inc.(1)	209	38,260
Badger Meter, Inc.	49	7,203
Bel Fuse, Inc. - Class B(2)	0	9
Belden, Inc.	56	5,333
Bentley Systems, Inc. - Class B	455	24,668
BigBear.ai Holdings, Inc.(1)	5	12
BigCommerce Holdings, Inc.(1)	12	119
BILL Holdings, Inc.(1)	30	3,523
Bit Digital, Inc.(1)	2	9
Blackbaud, Inc.(1)	8	553
BlackLine, Inc.(1)	10	543
Box, Inc. - Class A(1)	371	10,913
Braze, Inc. - Class A(1)	133	5,806
C3.ai, Inc. - Class A(1)	8	293
Cadence Design Systems, Inc.(1)	63	14,823
Calix, Inc.(1)	148	7,393
Cambium Networks Corp.(1)	2	33
CDW Corp.	19	3,397
CEVA, Inc.(1)	4	92
Cleanspark, Inc.(1)	2	7
Clear Secure, Inc. - Class A	15	346
Clearfield, Inc.(1)	2	109
Climb Global Solutions, Inc.	1	30
Cloudflare, Inc. - Class A(1)	42	2,733
Cognex Corp.	74	4,172
CommScope Holding Co., Inc.(1)	38	213
CommVault Systems, Inc.(1)	8	546
CompoSecure, Inc.(1)	2	17
Confluent, Inc. - Class A(1)	149	5,258
Consensus Cloud Solutions, Inc.(1)	2	61
CoreCard Corp.(1)	1	32
Corsair Gaming, Inc.(1)	7	124
Couchbase, Inc.(1)	6	95
CPI Card Group, Inc.(1)	1	18
Credo Technology Group Holding Ltd.(1)	17	297
Crowdstrike Holdings, Inc. - Class A(1)	31	4,496
CTS Corp.	5	234
CyberArk Software Ltd.(1)	169	26,345

Datadog, Inc. - Class A(1)	252	24,756
Digi International, Inc.(1)	77	3,042
Digimarc Corp.(1)	3	74
Digital Turbine, Inc.(1)	4	41
DigitalOcean Holdings, Inc.(1)	190	7,613
Diodes, Inc.(1)	6	583
DocuSign, Inc. - Class A(1)	29	1,505
Domo, Inc. - Class B(1)	5	80
DoubleVerify Holdings, Inc. - Class Rights(1)	16	632
Dropbox, Inc. - Class A(1)	34	896
Dynatrace, Inc.(1)	482	24,827
Ebix, Inc.	1	31
eGain Corp.(1)	4	28
Elastic NV(1)	11	733
Endava Plc - ADR(1)	114	5,903
Enfusion, Inc. - Class A(1)	5	54
EngageSmart, Inc.(1)	9	170
Enphase Energy, Inc.(1)	19	3,240
Entegris, Inc.	1	125
Envestnet, Inc.(1)	163	9,695
EPAM Systems, Inc.(1)	8	1,818
ePlus, Inc.(1)(2)	0	17
Everbridge, Inc.(1)	7	193
EverCommerce, Inc.(1)	3	38
Evolv Technologies Holdings, Inc.(1)	4	22
Expensify, Inc. - Class A(1)	10	78
Extreme Networks, Inc.(1)	22	584
Fabrinet(1)	7	851
Fair Isaac Corp.(1)	34	27,139
FARO Technologies, Inc.(1)(2)	0	4
Fastly, Inc. - Class A(1)	18	281
First Solar, Inc.(1)	125	23,734
Five9, Inc.(1)	165	13,608
ForgeRock, Inc. - Class A(1)	9	177
FormFactor, Inc.(1)	14	472
Fortinet, Inc.(1)	110	8,318
Freshworks, Inc. - Class A(1)	29	513
Gartner, Inc.(1)	11	3,907
Gen Digital, Inc.	13	233
Gitlab, Inc. - Class A(1)	7	361
Globant SA(1)	62	11,096
GoDaddy, Inc. - Class A(1)	14	1,026
Grid Dynamics Holdings, Inc.(1)	8	73
Guidewire Software, Inc.(1)	110	8,337
Hackett Group, Inc.	4	93
Harmonic, Inc.(1)	20	319
HashiCorp, Inc. - Class A(1)	9	240
HP, Inc.	25	783
HubSpot, Inc.(1)	143	76,280
Impinj, Inc.(1)	45	4,024
indie Semiconductor, Inc. - Class A(1)	23	212
Infinera Corp.(1)	35	169
Informatica, Inc. - Class A(1)	1	11
Information Services Group, Inc.	3	17
Insight Enterprises, Inc.(1)	5	755
Instructure Holdings, Inc.(1)	3	86
Intapp, Inc.(1)	3	116
InterDigital, Inc.	5	466
inTEST Corp.(1)	2	49
IonQ, Inc.(1)	5	61
Iteris, Inc.(1)	4	15
Itron, Inc.(1)	1	56
Jabil, Inc.	12	1,266

Jamf Holding Corp.(1)	12	242
Kaltura, Inc.(1)	15	31
Keysight Technologies, Inc.(1)	85	14,243
Kimball Electronics, Inc.(1)	1	25
Kulicke & Soffa Industries, Inc.	7	414
Lattice Semiconductor Corp.(1)	962	92,391
Lightwave Logic, Inc.(1)	20	141
Littelfuse, Inc.	26	7,466
LivePerson, Inc.(1)	11	51
LiveVox Holdings, Inc.(1)	4	11
Luna Innovations, Inc.(1)	6	51
MACOM Technology Solutions Holdings, Inc.(1)	241	15,802
Manhattan Associates, Inc.(1)	133	26,581
Marathon Digital Holdings, Inc.(1)	30	418
Maxeon Solar Technologies Ltd.(1)	3	84
MaxLinear, Inc. - Class A(1)	13	422
MeridianLink, Inc.(1)	3	66
Microchip Technology, Inc.	157	14,106
MicroStrategy, Inc. - Class A(1)	2	675
MicroVision, Inc.(1)	31	143
Mitek Systems, Inc.(1)	7	77
Model N, Inc.(1)	7	240
Monday.com Ltd.(1)	140	23,999
MongoDB, Inc. - Class A(1)	154	63,132
Monolithic Power Systems, Inc.	91	48,891
N-able, Inc.(1)	11	165
Napco Security Technologies, Inc.	6	192
National Instruments Corp.	115	6,607
Navitas Semiconductor Corp. - Class A(1)	3	30
nCino, Inc.(1)	250	7,541
NetApp, Inc.	12	953
New Relic, Inc.(1)	8	520
NextNav, Inc.(1)	9	26
Novanta, Inc.(1)	6	1,174
Nutanix, Inc. - Class A(1)	818	22,947
NVE Corp.	1	71
Okta, Inc. - Class A(1)	577	40,042
Olo, Inc. - Class A(1)	11	68
ON Semiconductor Corp.(1)	972	91,901
OneSpan, Inc.(1)	7	98
Onto Innovation, Inc.(1)	140	16,271
OSI Systems, Inc.(1)	3	335
PagerDuty, Inc.(1)	129	2,899
Palantir Technologies, Inc. - Class A(1)	272	4,174
Palo Alto Networks, Inc.(1)	163	41,669
PAR Technology Corp.(1)(2)	0	13
PDF Solutions, Inc.(1)	5	242
Pegasystems, Inc.	6	298
Perficient, Inc.(1)	6	511
Plexus Corp.(1)	4	428
Power Integrations, Inc.	87	8,249
PowerSchool Holdings, Inc. - Class A(1)	10	189
Presto Automation, Inc.(1)	1	6
Procore Technologies, Inc.(1)	417	27,163
Progress Software Corp.	8	446
PROS Holdings, Inc.(1)	135	4,156
PTC, Inc.(1)	75	10,661
Pure Storage, Inc. - Class A(1)	1,287	47,376
Q2 Holdings, Inc.(1)	10	319
Qualys, Inc.(1)	95	12,210
Rambus, Inc.(1)	206	13,204
Rapid7, Inc.(1)	132	5,997
Rimini Street, Inc.(1)	9	41

RingCentral, Inc. - Class A(1)	99	3,243
Riot Platforms, Inc.(1)	20	238
Rogers Corp.(1)	2	366
Sanmina Corp.(1)(2)	0	30
Sapiens International Corp. NV	5	145
SEMrush Holdings, Inc. - Class A(1)	6	53
SentinelOne, Inc. - Class A(1)	4	55
Shopify, Inc. - Class A(1)	343	22,131
Silicon Laboratories, Inc.(1)	115	18,084
SiTime Corp.(1)	74	8,781
SkyWater Technology, Inc.(1)	3	29
SMART Global Holdings, Inc.(1)	2	57
Smartsheet, Inc. - Class A(1)	102	3,884
SoundHound AI, Inc. - Class A(1)	25	113
SoundThinking, Inc.(1)	2	33
Splunk, Inc.(1)	23	2,483
Sprinklr, Inc. - Class A(1)	16	219
Sprout Social, Inc. - Class A(1)	223	10,300
SPS Commerce, Inc.(1)	157	30,176
Squarespace, Inc. - Class A(1)	2	76
Super Micro Computer, Inc.(1)	184	45,795
Synaptics, Inc.(1)	1	51
Synopsys, Inc.(1)	152	66,336
Teledyne Technologies, Inc.(1)	53	21,765
Tenable Holdings, Inc.(1)	141	6,155
Teradata Corp.(1)	15	784
Teradyne, Inc.	19	2,104
Thoughtworks Holding, Inc.(1)	16	124
Transphorm, Inc.(1)	5	17
Tucows, Inc. - Class A(1)	1	20
Twilio, Inc. - Class A(1)	4	257
Tyler Technologies, Inc.(1)	106	44,114
Ubiquiti, Inc.	1	89
UiPath, Inc. - Class A(1)	42	689
Unity Software, Inc.(1)	16	711
Universal Display Corp.	3	441
Varonis Systems, Inc. - Class B(1)	360	9,596
Verint Systems, Inc.(1)	11	371
VeriSign, Inc.(1)	1	157
Veritone, Inc.(1)	5	19
Viant Technology, Inc. - Class A(1)	3	12
Viavi Solutions, Inc.(1)	33	376
Vontier Corp.	8	245
Weave Communications, Inc.(1)	6	65
Workday, Inc. - Class A(1)	235	53,084
Workiva, Inc. - Class A(1)	9	887
Yext, Inc.(1)	19	214
Zebra Technologies Corp. - Class A(1)	1	395
Zeta Global Holdings Corp. - Class A(1)	24	202
Zscaler, Inc.(1)	463	67,695
Zuora, Inc. - Class A(1)	22	246

Total Information Technology		1,792,118

Materials – 1.34%
5E Advanced Materials, Inc.(1)	7	22
Alpha Metallurgical Resources, Inc.(2)	0	26
American Vanguard Corp.	1	14
Amyris, Inc.(1)	8	8
Ardagh Metal Packaging SA	19	71
ATI, Inc.(1)	504	22,307
Avery Dennison Corp.	4	662
Avient Corp.	104	4,254
Axalta Coating Systems Ltd.(1)	3	113
Balchem Corp.	43	5,739

Berry Global Group, Inc.	96	6,180
Cabot Corp.	10	659
Century Aluminum Co.(1)	9	81
Chase Corp.	45	5,438
Compass Minerals International, Inc.	6	204
Constellium SE - Class A(1)	14	241
Contango ORE, Inc.(1)(2)	0	7
Dakota Gold Corp.(1)	6	18
Diversey Holdings Ltd.(1)	14	116
Eagle Materials, Inc.	3	639
Ecovyst, Inc.(1)	3	39
FMC Corp.	3	281
Ginkgo Bioworks Holdings, Inc.(1)	24	45
Graphic Packaging Holding Co.	384	9,229
Hawkins, Inc.	3	161
HB Fuller Co.	9	612
Hecla Mining Co.	22	113
i-80 Gold Corp.(1)	2	5
Ingevity Corp.(1)	107	6,238
Innospec, Inc.	100	10,033
Ivanhoe Electric, Inc.(1)	10	127
Kaiser Aluminum Corp.	3	191
Livent Corp.(1)	196	5,389
Materion Corp.	4	418
Myers Industries, Inc.	6	125
Novagold Resources, Inc.(1)	43	173
O-I Glass, Inc.(1)	24	503
Orion SA	10	211
Perpetua Resources Corp.(1)	6	24
Piedmont Lithium, Inc.(1)	1	62
PPG Industries, Inc.	9	1,264
PureCycle Technologies, Inc.(1)	5	50
Quaker Chemical Corp.	2	483
RPM International, Inc.	3	314
Ryerson Holding Corp.(2)	0	9
Scotts Miracle-Gro Co.	6	373
Sealed Air Corp.	12	461
Sensient Technologies Corp.	7	532
Silgan Holdings, Inc.	59	2,778
Stepan Co.(2)	0	41
Summit Materials, Inc. - Class A(1)	194	7,329
Sylvamo Corp.	6	258
United States Lime & Minerals, Inc.(2)	0	74
Vulcan Materials Co.	4	952

Total Materials		95,696

Real Estate – 1.11%
Agree Realty Corp.	87	5,657
Alexander’s, Inc.(2)	0	71
Anywhere Real Estate, Inc.(1)	2	13
CareTrust REIT, Inc.	2	40
CBL & Associates Properties, Inc.	4	78
Clipper Realty, Inc.	2	12
Community Healthcare Trust, Inc.	3	106
Compass, Inc. - Class A(1)	47	164
Corporate Office Properties Trust	242	5,741
CoStar Group, Inc.(1)	404	35,984
DigitalBridge Group, Inc.	9	135
Douglas Elliman, Inc.(2)	0	0
Easterly Government Properties, Inc. - Class A	231	3,352
Equity LifeStyle Properties, Inc.	8	564
Essential Properties Realty Trust, Inc.	3	69
eXp World Holdings, Inc.	13	254
Extra Space Storage, Inc.	1	166

FirstService Corp.	68	10,404
Four Corners Property Trust, Inc.	1	37
Gladstone Commercial Corp.	2	20
Iron Mountain, Inc.	21	1,178
Lamar Advertising Co. - Class A	10	972
Marcus & Millichap, Inc.	2	52
Maui Land & Pineapple Co., Inc.(1)	1	16
National Health Investors, Inc.	1	38
NexPoint Residential Trust, Inc.	1	56
Opendoor Technologies, Inc.(1)	6	22
Outfront Media, Inc.	12	196
Pebblebrook Hotel Trust	262	3,655
Phillips Edison & Co., Inc.	4	120
Redfin Corp.(1)	19	240
RMR Group, Inc. - Class A	2	41
Ryman Hospitality Properties, Inc.	10	956
Saul Centers, Inc.	2	75
SBA Communications Corp. - Class A	2	364
Simon Property Group, Inc.	10	1,182
St Joe Co.	6	290
Sun Communities, Inc.	4	516
Tanger Factory Outlet Centers, Inc.	8	187
Terreno Realty Corp.	101	6,063
UDR, Inc.	3	112
UMH Properties, Inc.	2	26
Universal Health Realty Income Trust	2	116

Total Real Estate		79,340

Utilities – 0.07%
AES Corp.	60	1,234
American States Water Co.	7	572
Artesian Resources Corp. - Class A	1	55
Brookfield Infrastructure Corp. - Class A	2	78
Cadiz, Inc.(1)	7	29
California Water Service Group	3	159
Chesapeake Utilities Corp.	2	233
Consolidated Water Co. Ltd.	1	19
Genie Energy Ltd. - Class B	2	25
Global Water Resources, Inc.	2	27
MGE Energy, Inc.	3	257
Middlesex Water Co.	3	255
Montauk Renewables, Inc.(1)	12	89
New Jersey Resources Corp.	9	431
Ormat Technologies, Inc.	6	493
Otter Tail Corp.	4	302
PNM Resources, Inc.	2	71
Pure Cycle Corp.(1)	3	38
Sunnova Energy International, Inc.(1)	9	158
Unitil Corp.	1	38
Vistra Corp.	16	415
York Water Co.	3	110

Total Utilities		5,088

Total Common Stocks (Cost: $5,488,790)		6,912,411

SHORT-TERM INVESTMENTS – 2.98%
Money Market Funds – 2.94%
Goldman Sachs Financial Square Government Fund - Class I, 5.02%(3)	209,776	209,776

Total Money Market Funds (Cost: $209,776)		209,776

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.04%
ANZ, London, 4.57% due 07/03/2023	$362	362
Citibank, New York, 4.57% due 07/03/2023	479	479

JP Morgan, New York, 4.57% due 07/03/2023	1,637	1,637
Sumitomo Trust Bank, London, 4.57% due 07/03/2023	80	80

Total Time Deposits (Cost: $2,558)		2,558

Total Short-Term Investments (Cost: $212,334)		212,334

TOTAL INVESTMENTS IN SECURITIES – 100.12% (Cost: $5,701,124)		7,124,745

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.12)%		(8,399)

TOTAL NET ASSETS – 100.00%		$7,116,346

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $13, which represents 0.00% of total net assets.
(5)	Security that is restricted at June 30, 2023. The value of these securities totals $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
13	E-mini Russell 2000 Future	Sep. 2023	$1,192	$1,236	$44
4	S&P 500 E-mini Future	Sep. 2023	878	898	20
1	S&P MidCap 400 E-mini Future	Sep. 2023	254	265	11

					$75

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2023

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 96.92%
Communication Services – 1.41%
Advantage Solutions, Inc.(1)	40	$93
AMC Entertainment Holdings, Inc. - Class A(1)	14	63
AMC Networks, Inc. - Class A(1)	79	942
Anterix, Inc.(1)	1	18
ATN International, Inc.	4	143
Bandwidth, Inc. - Class A(1)	8	111
Boston Omaha Corp. - Class A(1)	8	154
Bumble, Inc. - Class A(1)	42	707
Cable One, Inc.	5	3,477
Cardlytics, Inc.(1)	14	89
Cinemark Holdings, Inc.(1)	8	128
Clear Channel Outdoor Holdings, Inc. - Class A(1)	157	216
Cogent Communications Holdings, Inc.	6	428
Consolidated Communications Holdings, Inc.(1)	26	98
Daily Journal Corp.(1)(2)	0	91
DHI Group, Inc.(1)	17	64
DISH Network Corp. - Class A(1)	7	45
EchoStar Corp. - Class A(1)	13	233
Electronic Arts, Inc.	8	993
Emerald Holding, Inc.(1)	5	21
Entravision Communications Corp. - Class A	446	1,957
ESC GCI Liberty, Inc.(1)(2)(4)	3	—
Eventbrite, Inc. - Class A(1)	3	28
EW Scripps Co. - Class A(1)	14	128
Fox Corp. - Class A	227	7,712
Fox Corp. - Class B	4	122
Frontier Communications Parent, Inc.(1)	7	127
fuboTV, Inc.(1)	88	183
Gannett Co., Inc.(1)	59	132
Globalstar, Inc.(1)	31	33
Gogo, Inc.(1)	24	415
Gray Television, Inc.	33	263
IAC, Inc.(1)	2	134
IDT Corp. - Class B(1)	1	27
iHeartMedia, Inc. - Class A(1)	43	158
Interpublic Group of Companies, Inc.	223	8,603
Iridium Communications, Inc.(2)	0	13
John Wiley & Sons, Inc. - Class A	19	631
Liberty Broadband Corp. - Class A(1)(2)	0	30
Liberty Broadband Corp. - Class C(1)	3	205
Liberty Latin America Ltd. - Class A(1)	10	86
Liberty Latin America Ltd. - Class C(1)	62	537
Liberty Media Corp.-Liberty Formula One - Class A(1)	1	44
Liberty Media Corp.-Liberty Formula One - Class C(1)	123	9,295
Liberty Media Corp.-Liberty SiriusXM - Class A(1)	2	66
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	4	139
Lions Gate Entertainment Corp. - Class A(1)	11	98
Lions Gate Entertainment Corp. - Class B(1)	11	95
Live Nation Entertainment, Inc.(1)	3	306
Lumen Technologies, Inc.	412	931
Madison Square Garden Entertainment Corp. - Class A(1)	3	92
Madison Square Garden Sports Corp. - Class A	1	96

Magnite, Inc.(1)	31	427
Marcus Corp.	9	139
Match Group, Inc.(1)	1	32
MediaAlpha, Inc. - Class A(1)	2	21
New York Times Co. - Class A	4	177
News Corp. - Class A	11	206
News Corp. - Class B	3	64
Nexstar Media Group, Inc. - Class A	137	22,867
Nextdoor Holdings, Inc.(1)	25	80
Omnicom Group, Inc.	5	522
Outbrain, Inc.(1)	16	78
Paramount Global - Class A(2)	0	3
Paramount Global - Class B	112	1,777
Playstudios, Inc.(1)	34	168
Playtika Holding Corp.(1)	49	571
PubMatic, Inc. - Class A(1)	15	270
Quotient Technology, Inc.(1)	38	147
Radius Global Infrastructure, Inc. - Class A(1)	34	503
Reservoir Media, Inc.(1)	6	38
Roku, Inc. - Class A(1)	3	191
Scholastic Corp.	11	446
Shenandoah Telecommunications Co.	19	377
Sinclair, Inc.	13	184
Sirius XM Holdings, Inc.	18	82
Sphere Entertainment Co.(1)	11	295
Spok Holdings, Inc.	6	80
Stagwell, Inc. - Class A(1)	44	314
System1, Inc.(1)	10	45
Take-Two Interactive Software, Inc.(1)	79	11,573
TEGNA, Inc.	584	9,479
Telephone & Data Systems, Inc.	41	339
Thryv Holdings, Inc.(1)	13	309
Townsquare Media, Inc. - Class A	37	442
TripAdvisor, Inc.(1)	3	52
TrueCar, Inc.(1)	36	81
Urban One, Inc.(1)	5	30
Urban One, Inc. - Class A(1)	3	19
Vimeo, Inc.(1)	19	77
Vivid Seats, Inc. - Class A(1)	7	52
Warner Bros Discovery, Inc.(1)	62	773
WideOpenWest, Inc.(1)	21	180
Ziff Davis, Inc.(1)	15	1,038
ZoomInfo Technologies, Inc. - Class A(1)	4	106

Total Communication Services		95,454

Consumer Discretionary – 12.12%
1-800-Flowers.com, Inc. - Class A(1)	10	79
2U, Inc.(1)	30	122
Aaron’s Co., Inc.	38	537
Abercrombie & Fitch Co. - Class A(1)	9	358
Accel Entertainment, Inc. - Class A(1)	198	2,095
Adient Plc(1)	39	1,511
ADT, Inc.	6	38
Adtalem Global Education, Inc.(1)	18	624
Advance Auto Parts, Inc.	2	116
Allbirds, Inc. - Class A(1)	40	51
American Axle & Manufacturing Holdings, Inc.(1)	256	2,121
American Eagle Outfitters, Inc.	58	685
America’s Car-Mart, Inc.(1)	2	248
AMMO, Inc.(1)	39	83
Aptiv Plc(1)	8	773
Aramark	143	6,138

Asbury Automotive Group, Inc.(1)	53	12,823
Atmus Filtration Technologies, Inc.(1)	49	1,084
AutoNation, Inc.(1)	1	139
AutoZone, Inc.(1)	23	58,078
Bally’s Corp.(1)	6	87
BARK, Inc.(1)	45	59
Bath & Body Works, Inc.	6	239
Beazer Homes USA, Inc.(1)	11	315
Best Buy Co., Inc.	72	5,908
Big 5 Sporting Goods Corp.	9	83
Big Lots, Inc.	12	107
Biglari Holdings, Inc. - Class B(1)(2)	0	49
BJ’s Restaurants, Inc.(1)	4	120
Bloomin’ Brands, Inc.	154	4,144
Bluegreen Vacations Holding Corp. - Class A	1	29
BorgWarner, Inc.	160	7,803
Bowlero Corp.(1)	2	26
Boyd Gaming Corp.	126	8,709
Bright Horizons Family Solutions, Inc.(1)	101	9,383
Brinker International, Inc.(1)	246	8,990
Brunswick Corp.	213	18,473
Build-A-Bear Workshop, Inc.	1	27
Caesars Entertainment, Inc.(1)	3	171
Caleres, Inc.	14	337
Canada Goose Holdings, Inc.(1)	535	9,519
Capri Holdings Ltd.(1)	188	6,730
CarMax, Inc.(1)	66	5,494
Carnival Corp.(1)	28	519
Carrols Restaurant Group, Inc.(1)	14	70
Carter’s, Inc.	1	74
Carvana Co. - Class A(1)	3	80
Cato Corp. - Class A	5	41
Cavco Industries, Inc.(1)	4	1,163
Century Casinos, Inc.(1)	2	12
Century Communities, Inc.	12	884
Chegg, Inc.(1)	7	61
Chico’s FAS, Inc.(1)	49	261
Children’s Place, Inc.(1)	5	112
Chuy’s Holdings, Inc.(1)	1	42
Clarus Corp.	5	45
Columbia Sportswear Co.	1	77
ContextLogic, Inc. - Class A(1)	9	61
Cooper-Standard Holdings, Inc.(1)	1	11
Dana, Inc.	55	932
Darden Restaurants, Inc.	61	10,133
Dave & Buster’s Entertainment, Inc.(1)	85	3,774
Denny’s Corp.(1)	4	48
Designer Brands, Inc. - Class A	192	1,938
Destination XL Group, Inc.(1)	23	112
Dick’s Sporting Goods, Inc.	39	5,135
Dine Brands Global, Inc.	26	1,508
Domino’s Pizza, Inc.	18	6,069
DoorDash, Inc. - Class A(1)	2	139
DR Horton, Inc.	9	1,057
Dream Finders Homes, Inc. - Class A(1)	5	129
Duluth Holdings, Inc. - Class B(1)	5	34
eBay, Inc.	368	16,446
El Pollo Loco Holdings, Inc.	10	84
Escalade, Inc.	3	33
Ethan Allen Interiors, Inc.	9	250
Etsy, Inc.(1)	1	126

European Wax Center, Inc. - Class A(1)	1	12
Everi Holdings, Inc.(1)	109	1,578
EVgo, Inc. - Class A(1)	27	109
Expedia Group, Inc.(1)	102	11,204
Fiesta Restaurant Group, Inc.(1)	6	45
Figs, Inc. - Class A(1)	6	51
First Watch Restaurant Group, Inc.(1)	2	39
Foot Locker, Inc.	121	3,284
Ford Motor Co.	316	4,787
Fossil Group, Inc.(1)	23	59
Franchise Group, Inc.	1	34
Frontdoor, Inc.(1)	276	8,797
Full House Resorts, Inc.(1)	1	5
Funko, Inc. - Class A(1)	277	2,999
GameStop Corp. - Class A(1)	7	180
Gap, Inc.	5	48
Garmin Ltd.	84	8,728
Genesco, Inc.(1)	5	123
Gentex Corp.	327	9,581
Genuine Parts Co.	4	659
G-III Apparel Group Ltd.(1)	77	1,481
Goodyear Tire & Rubber Co.(1)	259	3,548
GoPro, Inc. - Class A(1)	56	232
Graham Holdings Co. - Class B	2	893
Grand Canyon Education, Inc.(1)	136	14,081
Green Brick Partners, Inc.(1)	7	396
Group 1 Automotive, Inc.	32	8,150
GrowGeneration Corp.(1)	27	91
Guess?, Inc.	11	221
H&R Block, Inc.	278	8,850
Hanesbrands, Inc.	812	3,684
Harley-Davidson, Inc.	382	13,455
Hasbro, Inc.	110	7,140
Haverty Furniture Companies, Inc.	6	180
Helen of Troy Ltd.(1)	80	8,624
Hibbett, Inc.	32	1,157
Hilton Worldwide Holdings, Inc.	4	563
Holley, Inc.(1)	21	86
Hooker Furnishings Corp.	4	71
Hovnanian Enterprises, Inc. - Class A(1)	2	185
Hyatt Hotels Corp. - Class A	1	148
Installed Building Products, Inc.	89	12,485
International Game Technology Plc	469	14,948
iRobot Corp.(1)	1	54
J Jill, Inc.(1)	1	23
Jack in the Box, Inc.	103	10,093
JAKKS Pacific, Inc.(1)	3	53
Johnson Outdoors, Inc. - Class A	2	120
KB Home	30	1,554
Kohl’s Corp.	74	1,703
Krispy Kreme, Inc.	24	352
Lands’ End, Inc.(1)	6	46
Landsea Homes Corp.(1)	3	33
Las Vegas Sands Corp.(1)	168	9,772
Latham Group, Inc.(1)	16	59
Laureate Education, Inc. - Class A	6	78
La-Z-Boy, Inc.	441	12,636
Lazydays Holdings, Inc.(1)	4	42
LCI Industries	6	806
Lear Corp.	61	8,781
Legacy Housing Corp.(1)	3	81

Leggett & Platt, Inc.	4	110
Lennar Corp. - Class A	7	869
Lennar Corp. - Class B(2)	0	49
Leslie’s, Inc.(1)	67	629
LGI Homes, Inc.(1)	8	1,074
Life Time Group Holdings, Inc.(1)	12	243
Light & Wonder, Inc.(1)	20	1,368
Lincoln Educational Services Corp.(1)	6	43
Lindblad Expeditions Holdings, Inc.(1)	13	145
Lithia Motors, Inc. - Class A	1	228
LKQ Corp.	334	19,449
Lucid Group, Inc.(1)	21	142
M/I Homes, Inc.(1)	12	1,020
Macy’s, Inc.	141	2,269
Malibu Boats, Inc. - Class A(1)	58	3,393
MarineMax, Inc.(1)	102	3,472
Marriott International, Inc. - Class A	72	13,223
Marriott Vacations Worldwide Corp.	1	125
Mattel, Inc.(1)	10	191
MDC Holdings, Inc.	24	1,120
Meritage Homes Corp.	15	2,077
MGM Resorts International	8	367
Mister Car Wash, Inc.(1)	2	19
Modine Manufacturing Co.(1)	8	249
Mohawk Industries, Inc.(1)	69	7,133
Mondee Holdings, Inc. - Class A(1)	2	17
Monro, Inc.	149	6,066
Movado Group, Inc.	6	170
Murphy USA, Inc.(2)	0	9
National Vision Holdings, Inc.(1)	29	708
Newell Brands, Inc.	764	6,644
Nordstrom, Inc.	78	1,600
Norwegian Cruise Line Holdings Ltd.(1)	9	194
NVR, Inc.(1)	5	33,201
ODP Corp.(1)	83	3,883
Ollie’s Bargain Outlet Holdings, Inc.(1)	1	67
OneWater Marine, Inc. - Class A(1)	85	3,089
Overstock.com, Inc.(1)	19	612
Oxford Industries, Inc.	165	16,238
Papa John’s International, Inc.	3	236
Patrick Industries, Inc.	8	642
Penn Entertainment, Inc.(1)	89	2,137
Penske Automotive Group, Inc.	48	7,952
Perdoceo Education Corp.(1)	26	315
Petco Health & Wellness Co., Inc. - Class A(1)	2	21
PetMed Express, Inc.	8	113
Planet Fitness, Inc. - Class A(1)	1	83
Playa Hotels & Resorts NV(1)	292	2,380
Polaris, Inc.	103	12,438
PulteGroup, Inc.	117	9,070
Purple Innovation, Inc. - Class A	26	71
PVH Corp.	168	14,304
QuantumScape Corp. - Class A(1)	8	65
Ralph Lauren Corp. - Class A	1	139
Red Robin Gourmet Burgers, Inc.(1)	32	448
Red Rock Resorts, Inc. - Class A	643	30,088
Rent the Runway, Inc. - Class A(1)	18	36
RH(1)(2)	0	128
Rivian Automotive, Inc. - Class A(1)	14	238
Rocky Brands, Inc.	3	62
Ross Stores, Inc.	143	15,992

Royal Caribbean Cruises Ltd.(1)	5	477
Sabre Corp.(1)	104	331
Sally Beauty Holdings, Inc.(1)	2	30
SeaWorld Entertainment, Inc.(1)	1	65
Service Corp. International	3	171
Shoe Carnival, Inc.	7	167
Signet Jewelers Ltd.	18	1,173
Six Flags Entertainment Corp.(1)	6	163
Skechers USA, Inc. - Class A(1)	313	16,497
Skyline Champion Corp.(1)	230	15,071
Sleep Number Corp.(1)	5	126
Smith & Wesson Brands, Inc.	19	246
Snap One Holdings Corp.(1)	8	91
Solid Power, Inc.(1)	63	161
Solo Brands, Inc. - Class A(1)	167	948
Sonic Automotive, Inc. - Class A	7	312
Sportsman’s Warehouse Holdings, Inc.(1)	13	72
Standard Motor Products, Inc.	8	317
Stitch Fix, Inc. - Class A(1)	20	75
Stoneridge, Inc.(1)	8	159
Strategic Education, Inc.	9	618
Sturm Ruger & Co., Inc.(2)	0	23
Sweetgreen, Inc. - Class A(1)	8	105
Tapestry, Inc.	115	4,937
Taylor Morrison Home Corp. - Class A(1)	42	2,034
Tempur Sealy International, Inc.	309	12,374
Thor Industries, Inc.	66	6,875
ThredUp, Inc. - Class A(1)	26	63
Tile Shop Holdings, Inc.(1)	10	54
Tilly’s, Inc. - Class A(1)	8	55
Toll Brothers, Inc.	245	19,360
TopBuild Corp.(1)	1	218
Topgolf Callaway Brands Corp.(1)	58	1,149
Traeger, Inc.(1)	16	66
Travel + Leisure Co.	57	2,305
TRI Pointe Homes, Inc.(1)	39	1,280
Ulta Beauty, Inc.(1)	25	11,779
Under Armour, Inc. - Class A(1)	5	39
Under Armour, Inc. - Class C(1)	792	5,313
United Homes Group, Inc.(1)	1	15
Universal Technical Institute, Inc.(1)	7	51
Upbound Group, Inc.	1	41
Urban Outfitters, Inc.(1)	17	572
Vail Resorts, Inc.	19	4,894
Valvoline, Inc.	191	7,157
Vera Bradley, Inc.(1)	10	61
VF Corp.	153	2,917
Victoria’s Secret & Co.(1)	1	21
Vista Outdoor, Inc.(1)	23	626
Visteon Corp.(1)	44	6,366
Vizio Holding Corp. - Class A(1)	120	809
VOXX International Corp. - Class A(1)	5	61
Wayfair, Inc. - Class A(1)	1	96
Weyco Group, Inc.	2	41
Whirlpool Corp.	123	18,290
Williams-Sonoma, Inc.	30	3,776
Winmark Corp.	1	354
Winnebago Industries, Inc.	12	819
Wolverine World Wide, Inc.	3	47
Workhorse Group, Inc.(1)	70	61
WW International, Inc.(1)	23	156

Wyndham Hotels & Resorts, Inc.	138	9,452
Wynn Resorts Ltd.	3	286
Xponential Fitness, Inc. - Class A(1)	1	22
Yum! Brands, Inc.	1	133
Zumiez, Inc.(1)	294	4,904

Total Consumer Discretionary		821,032

Consumer Staples – 4.09%
Albertsons Companies, Inc. - Class A	103	2,240
Alico, Inc.	3	83
Andersons, Inc.	13	617
Archer-Daniels-Midland Co.	161	12,135
B&G Foods, Inc.	29	405
BellRing Brands, Inc.(1)	127	4,643
Benson Hill, Inc.(1)	70	90
BJ’s Wholesale Club Holdings, Inc.(1)	2	152
Boston Beer Co., Inc. - Class A(1)(2)	0	5
Brown-Forman Corp. - Class A(2)	0	21
Brown-Forman Corp. - Class B	1	69
Bunge Ltd.	4	391
Cal-Maine Foods, Inc.	1	44
Campbell Soup Co.	5	243
Casey’s General Stores, Inc.	1	216
Central Garden & Pet Co. - Class A(1)	5	213
Central Garden & Pet Co. - Class A(1)	231	8,412
Church & Dwight Co., Inc.	266	26,646
Coca-Cola Consolidated, Inc.	2	1,116
Coca-Cola Europacific Partners Plc	149	9,605
Conagra Brands, Inc.	217	7,311
Coty, Inc. - Class A(1)	10	123
Darling Ingredients, Inc.(1)	4	281
Dole Plc	12	157
Dollar General Corp.	35	5,878
Dollar Tree, Inc.(1)	6	837
Duckhorn Portfolio, Inc.(1)	13	173
Edgewell Personal Care Co.	146	6,019
Flowers Foods, Inc.	5	130
Fresh Del Monte Produce, Inc.	14	348
Freshpet, Inc.(1)	1	60
Grocery Outlet Holding Corp.(1)	3	83
Hain Celestial Group, Inc.(1)	37	460
Herbalife Ltd.(1)	11	144
HF Foods Group, Inc.(1)	13	61
Hormel Foods Corp.	8	323
Hostess Brands, Inc. - Class A(1)	345	8,727
Ingles Markets, Inc. - Class A	6	462
Ingredion, Inc.	60	6,318
J.M. Smucker Co.	3	423
Kellogg Co.	7	491
Kenvue, Inc.(1)	202	5,344
Kroger Co.	173	8,129
Lamb Weston Holdings, Inc.(2)	0	25
Lancaster Colony Corp.	134	27,036
Limoneira Co.	6	92
McCormick & Co., Inc.	7	614
Mission Produce, Inc.(1)	16	193
Molson Coors Beverage Co. - Class B	163	10,705
Natural Grocers by Vitamin Cottage, Inc.	3	37
Nature’s Sunshine Products, Inc.(1)	5	61
Nomad Foods Ltd.(1)	743	13,022
Nu Skin Enterprises, Inc. - Class A	22	721
Oil-Dri Corp. of America	1	88

Olaplex Holdings, Inc.(1)	4	13
Performance Food Group Co.(1)	482	29,064
Pilgrim’s Pride Corp.(1)	1	24
Post Holdings, Inc.(1)	252	21,813
PriceSmart, Inc.	3	220
Primo Water Corp.	54	681
Reynolds Consumer Products, Inc.	1	42
Seaboard Corp.(2)	0	28
Seneca Foods Corp. - Class A(1)	2	56
Simply Good Foods Co.(1)	329	12,033
SpartanNash Co.	15	329
Spectrum Brands Holdings, Inc.	67	5,214
Sprouts Farmers Market, Inc.(1)	106	3,897
SunOpta, Inc.(1)	2	15
Thorne HealthTech, Inc.(1)	3	14
TreeHouse Foods, Inc.(1)	18	920
Turning Point Brands, Inc.	40	951
Tyson Foods, Inc. - Class A	63	3,232
U.S. Foods Holding Corp.(1)	429	18,863
United Natural Foods, Inc.(1)	67	1,318
Universal Corp.	10	479
Vector Group Ltd.	49	621
Village Super Market, Inc. - Class A	3	66
Waldencast Plc - Class A(1)	6	49
Walgreens Boots Alliance, Inc.	166	4,725
Weis Markets, Inc.	7	427
Zevia PBC - Class A(1)	3	15

Total Consumer Staples		277,331

Energy – 5.20%
Amplify Energy Corp.(1)	14	94
Antero Midstream Corp.	6	73
Antero Resources Corp.(1)	8	181
APA Corp.	109	3,725
Arch Resources, Inc.	7	836
Archrock, Inc.	46	469
Ardmore Shipping Corp.	16	200
Atlas Energy Solutions, Inc. - Class A	5	93
Baker Hughes Co. - Class A	28	895
Berry Corp.	32	222
Bristow Group, Inc.(1)	10	273
Cactus, Inc. - Class A	87	3,684
California Resources Corp.	163	7,361
Callon Petroleum Co.(1)	26	910
Centrus Energy Corp. - Class A(1)	5	148
ChampionX Corp.	572	17,755
Chesapeake Energy Corp.	4	295
Chord Energy Corp.	17	2,606
Civitas Resources, Inc.	86	5,994
Clean Energy Fuels Corp.(1)	71	350
CNX Resources Corp.(1)	647	11,472
Comstock Resources, Inc.	38	439
CONSOL Energy, Inc.	14	928
Core Laboratories, Inc.	13	301
Coterra Energy, Inc.	564	14,257
Crescent Energy Co. - Class A	12	121
CVR Energy, Inc.	2	71
Delek U.S. Holdings, Inc.	29	687
Devon Energy Corp.	189	9,151
DHT Holdings, Inc.	55	471
Diamond Offshore Drilling, Inc.(1)	41	577
Diamondback Energy, Inc.	139	18,218

DMC Global, Inc.(1)	5	84
Dorian LPG Ltd.	4	113
Dril-Quip, Inc.(1)	14	316
DT Midstream, Inc.	3	133
Earthstone Energy, Inc. - Class A(1)	115	1,648
Encore Energy Corp.(1)	54	131
Energy Fuels, Inc.(1)	10	61
Enviva, Inc.	64	690
EQT Corp.	10	412
Equitrans Midstream Corp.	125	1,193
Excelerate Energy, Inc. - Class A	1	28
Expro Group Holdings NV(1)	461	8,165
FLEX LNG Ltd.	4	111
Forum Energy Technologies, Inc.(1)	3	88
Gevo, Inc.(1)	103	157
Golar LNG Ltd.	39	790
Granite Ridge Resources, Inc.	8	54
Green Plains, Inc.(1)	14	456
Gulfport Energy Corp.(1)	4	436
Hallador Energy Co.(1)	8	69
Halliburton Co.	601	19,824
Helix Energy Solutions Group, Inc.(1)	58	425
Helmerich & Payne, Inc.	278	9,863
Hess Corp.	88	11,902
HF Sinclair Corp.	148	6,585
HighPeak Energy, Inc.	1	12
International Seaways, Inc.	16	625
Kinetik Holdings, Inc. - Class A	7	232
KLX Energy Services Holdings, Inc.(1)	4	41
Liberty Energy, Inc. - Class A	67	893
Magnolia Oil & Gas Corp. - Class A	730	15,260
Mammoth Energy Services, Inc.(1)	8	40
Marathon Oil Corp.	371	8,540
Marathon Petroleum Corp.	138	16,054
Matador Resources Co.	481	25,182
Murphy Oil Corp.	61	2,320
Nabors Industries Ltd.(1)(2)	0	37
NACCO Industries, Inc. - Class A	2	63
Newpark Resources, Inc.(1)	29	152
NexTier Oilfield Solutions, Inc.(1)	69	613
Noble Corp. Plc(1)	7	302
Nordic American Tankers Ltd.	82	302
Northern Oil & Gas, Inc.	62	2,132
NOV, Inc.	11	175
Oil States International, Inc.(1)	26	194
ONEOK, Inc.	12	730
Overseas Shipholding Group, Inc. - Class A(1)	16	65
Ovintiv, Inc.	4	143
Par Pacific Holdings, Inc.(1)	14	384
Patterson-UTI Energy, Inc.	85	1,015
PBF Energy, Inc. - Class A	170	6,953
PDC Energy, Inc.	2	171
Peabody Energy Corp.	51	1,099
Permian Resources Corp. - Class A	516	5,661
Phillips 66	70	6,674
Pioneer Natural Resources Co.	98	20,219
Plains GP Holdings LP - Class A(1)	769	11,407
PrimeEnergy Resources Corp.(1)(2)	0	14
ProFrac Holding Corp. - Class A(1)	8	87
ProPetro Holding Corp.(1)	42	345
Range Resources Corp.	6	191

Ranger Energy Services, Inc. - Class A(1)	5	53
REX American Resources Corp.(1)	5	166
Ring Energy, Inc.(1)	46	79
RPC, Inc.	34	245
SandRidge Energy, Inc.	4	55
Schlumberger NV	252	12,380
Scorpio Tankers, Inc.	21	1,004
SEACOR Marine Holdings, Inc.(1)	8	95
Seadrill Ltd.(1)	21	850
Select Water Solutions, Inc. - Class A	33	266
SFL Corp. Ltd.	46	425
SilverBow Resources, Inc.(1)	6	189
Sitio Royalties Corp. - Class A	18	475
SM Energy Co.	49	1,557
Solaris Oilfield Infrastructure, Inc. - Class A	11	90
Southwestern Energy Co.(1)	31	183
Talos Energy, Inc.(1)	46	635
TechnipFMC Plc(1)	481	7,993
Teekay Corp.(1)	25	153
Teekay Tankers Ltd. - Class A	9	360
Tellurian, Inc.(1)	203	287
U.S. Silica Holdings, Inc.(1)	30	369
Uranium Energy Corp.(1)	148	503
VAALCO Energy, Inc.	38	144
Valero Energy Corp.	78	9,183
Verde Clean Fuels, Inc.(1)	2	11
Viper Energy Partners LP	342	9,181
Vital Energy, Inc.(1)	7	320
Vitesse Energy, Inc.	10	217
Weatherford International Plc(1)	99	6,547
Williams Companies, Inc.	34	1,110
World Kinect Corp.	91	1,889

Total Energy		351,932

Financials – 17.76%
1st Source Corp.	8	342
Acacia Research Corp.(1)	12	50
ACNB Corp.	4	134
AFC Gamma, Inc.	6	80
Affiliated Managers Group, Inc.	29	4,292
Affirm Holdings, Inc. - Class A(1)	6	93
Aflac, Inc.	228	15,948
AGNC Investment Corp.	16	160
Alerus Financial Corp.	9	166
Allstate Corp.	385	41,989
Ally Financial, Inc.	189	5,097
Amalgamated Financial Corp.	11	173
A-Mark Precious Metals, Inc.	76	2,849
Ambac Financial Group, Inc.(1)	19	266
Amerant Bancorp, Inc. - Class A	14	242
American Equity Investment Life Holding Co.	31	1,622
American Financial Group, Inc.	36	4,326
American International Group, Inc.	484	27,835
American National Bankshares, Inc.	6	171
Ameriprise Financial, Inc.	133	44,171
Ameris Bancorp	115	3,944
AMERISAFE, Inc.	5	271
Ames National Corp.	4	66
Angel Oak Mortgage REIT, Inc.	7	54
Annaly Capital Management, Inc.	86	1,716
Aon Plc - Class A	47	16,267
Apollo Commercial Real Estate Finance, Inc.	57	648

Apollo Global Management, Inc.	41	3,149
Arbor Realty Trust, Inc.	71	1,046
Arch Capital Group Ltd.(1)	104	7,799
Ares Commercial Real Estate Corp.	22	221
Ares Management Corp. - Class A	143	13,813
Argo Group International Holdings Ltd.	14	403
ARMOUR Residential REIT, Inc.	77	411
Arrow Financial Corp.	9	181
Arthur J. Gallagher & Co.	188	41,258
Artisan Partners Asset Management, Inc. - Class A	8	301
Associated Banc-Corp.	312	5,065
Assurant, Inc.	34	4,333
Assured Guaranty Ltd.	2	88
Atlantic Union Bankshares Corp.	23	591
Atlanticus Holdings Corp.(1)	2	71
Avantax, Inc.(1)	2	39
AvidXchange Holdings, Inc.(1)	6	58
Axis Capital Holdings Ltd.	187	10,084
Axos Financial, Inc.(1)	22	854
Bakkt Holdings, Inc.(1)	35	43
Banc of California, Inc.	14	161
BancFirst Corp.	8	751
Banco Latinoamericano de Comercio Exterior SA - Class E	10	221
Bank First Corp.	4	341
Bank of Hawaii Corp.	102	4,200
Bank of Marin Bancorp	9	158
Bank of New York Mellon Corp.	130	5,778
Bank of NT Butterfield & Son Ltd.	287	7,840
Bank OZK	197	7,905
Bank7 Corp.	2	42
BankUnited, Inc.	119	2,554
Bankwell Financial Group, Inc.	5	127
Banner Corp.	11	477
Bar Harbor Bankshares	8	205
BayCom Corp.	7	111
BCB Bancorp, Inc.	10	116
Berkshire Hills Bancorp, Inc.	12	245
BGC Partners, Inc. - Class A	67	297
Blackstone Mortgage Trust, Inc. - Class A	71	1,478
Block, Inc. - Class A(1)	9	629
Blue Foundry Bancorp(1)	12	122
Blue Owl Capital, Inc. - Class A	11	128
Blue Ridge Bankshares, Inc.	11	99
BOK Financial Corp.	77	6,250
Bread Financial Holdings, Inc.	13	421
Bridgewater Bancshares, Inc.(1)	13	125
Brighthouse Financial, Inc.(1)	58	2,757
Brightsphere Investment Group, Inc.	718	15,048
BrightSpire Capital, Inc. - Class A	55	372
Brookline Bancorp, Inc.	678	5,928
Brown & Brown, Inc.	4	277
Burke & Herbert Financial Services Corp.	3	173
Business First Bancshares, Inc.	14	210
Byline Bancorp, Inc.	14	246
C&F Financial Corp.	1	55
Cadence Bank	730	14,329
Cambridge Bancorp	4	220
Camden National Corp.	8	245
Cannae Holdings, Inc.(1)	32	655
Cantaloupe, Inc.(1)	8	61
Capital Bancorp, Inc.	6	113

Capital City Bank Group, Inc.	5	158
Capitol Federal Financial, Inc.	52	321
Capstar Financial Holdings, Inc.	11	141
Carlyle Group, Inc.	6	187
Carter Bankshares, Inc.(1)	12	177
Cass Information Systems, Inc.(2)	0	13
Cathay General Bancorp	377	12,135
CBOE Global Markets, Inc.	133	18,312
Central Pacific Financial Corp.	7	114
Central Valley Community Bancorp	3	52
Chemung Financial Corp.	1	52
Chicago Atlantic Real Estate Finance, Inc.	5	81
Chimera Investment Corp.	249	1,438
ChoiceOne Financial Services, Inc.	2	48
Cincinnati Financial Corp.	4	415
Citizens & Northern Corp.	8	160
Citizens Financial Group, Inc.	230	5,989
Citizens Financial Services, Inc.	1	101
City Holding Co.	6	530
Civista Bancshares, Inc.	9	155
Claros Mortgage Trust, Inc.	38	425
CNA Financial Corp.	76	2,922
CNB Financial Corp.	12	214
CNO Financial Group, Inc.	390	9,228
Codorus Valley Bancorp, Inc.	3	59
Coinbase Global, Inc. - Class A(1)	5	331
Colony Bankcorp, Inc.	13	123
Columbia Banking System, Inc.	551	11,167
Columbia Financial, Inc.(1)	8	143
Comerica, Inc.	4	155
Commerce Bancshares, Inc.	3	154
Community Bank System, Inc.	15	712
Community Financial Corp.	2	49
Community Trust Bancorp, Inc.	8	284
Compass Diversified Holdings	286	6,206
ConnectOne Bancorp, Inc.	54	901
Consumer Portfolio Services, Inc.(1)	3	37
Credit Acceptance Corp.(1)(2)	0	90
CrossFirst Bankshares, Inc.(1)	23	226
Cullen/Frost Bankers, Inc.	2	176
Customers Bancorp, Inc.(1)	8	245
CVB Financial Corp.	915	12,148
Dime Community Bancshares, Inc.	17	306
Discover Financial Services	226	26,419
Donegal Group, Inc. - Class A	9	123
Donnelley Financial Solutions, Inc.(1)	114	5,182
Dynex Capital, Inc.	18	223
Eagle Bancorp, Inc.	8	176
East West Bancorp, Inc.	277	14,641
Eastern Bankshares, Inc.	67	823
eHealth, Inc.(1)	8	66
Element Fleet Management Corp.	468	7,123
Ellington Financial, Inc.	24	332
Employers Holdings, Inc.	7	273
Enact Holdings, Inc.	36	916
Encore Capital Group, Inc.(1)	9	459
Enova International, Inc.(1)	13	681
Enstar Group Ltd.(1)	5	1,225
Enterprise Bancorp, Inc.	5	145
Enterprise Financial Services Corp.	16	636
Equity Bancshares, Inc. - Class A	9	196

Esquire Financial Holdings, Inc.	1	38
ESSA Bancorp, Inc.	3	42
Essent Group Ltd.	112	5,255
Euronet Worldwide, Inc.(1)	32	3,800
Evans Bancorp, Inc.	2	45
Evercore, Inc. - Class A	60	7,440
Everest Re Group Ltd.	51	17,534
EVERTEC, Inc.	179	6,576
F&G Annuities & Life, Inc.	7	175
FactSet Research Systems, Inc.	82	32,681
Farmers & Merchants Bancorp, Inc.	7	149
Farmers National Banc Corp.	18	228
FB Financial Corp.	17	467
Federal Agricultural Mortgage Corp. - Class C	3	416
Fidelis Insurance Holdings Ltd.(1)	94	1,287
Fidelity D&D Bancorp, Inc.	2	79
Fidelity National Financial, Inc.	7	260
Fidelity National Information Services, Inc.	251	13,714
Fifth Third Bancorp	604	15,834
Finance Of America Companies, Inc. - Class A(1)	24	46
Financial Institutions, Inc.	7	103
First American Financial Corp.	257	14,652
First Bancorp	15	459
First Bancorp	504	6,158
First Bancorp, Inc.	6	151
First Bancshares, Inc.	15	377
First Bank	9	95
First Busey Corp.	24	488
First Business Financial Services, Inc.	4	132
First Citizens BancShares, Inc. - Class A(2)	0	350
First Commonwealth Financial Corp.	29	369
First Community Bankshares, Inc.	9	255
First Community Corp.	3	50
First Financial Bancorp	30	615
First Financial Corp.	7	220
First Foundation, Inc.	26	103
First Hawaiian, Inc.	323	5,818
First Horizon Corp.	15	167
First Interstate BancSystem, Inc. - Class A	438	10,451
First Merchants Corp.	65	1,834
First Mid Bancshares, Inc.	15	361
First of Long Island Corp.	14	169
First Western Financial, Inc.(1)	6	113
Five Star Bancorp	4	95
FleetCor Technologies, Inc.(1)	31	7,735
Flushing Financial Corp.	14	174
FNB Corp.	499	5,708
Forge Global Holdings, Inc.(1)	45	110
Franklin BSP Realty Trust, Inc.	31	443
Franklin Resources, Inc.	8	211
FS Bancorp, Inc.	2	71
FS KKR Capital Corp.	122	2,342
Fulton Financial Corp.	71	844
FVCBankcorp, Inc.(1)	9	100
GCM Grosvenor, Inc. - Class A	2	12
Genworth Financial, Inc. - Class A(1)	131	655
German American Bancorp, Inc.	14	373
Glacier Bancorp, Inc.	551	17,186
Global Payments, Inc.	48	4,713
Globe Life, Inc.	106	11,660
GoHealth, Inc. - Class A(1)	2	41

Granite Point Mortgage Trust, Inc.	22	119
Great Southern Bancorp, Inc.	5	247
Green Dot Corp. - Class A(1)	11	215
Greene County Bancorp, Inc.	1	44
Greenlight Capital Re Ltd. - Class A(1)	11	120
Guaranty Bancshares, Inc.	5	139
Hamilton Lane, Inc. - Class A	6	503
Hancock Whitney Corp.	37	1,401
Hanmi Financial Corp.	249	3,724
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	39	986
Hanover Insurance Group, Inc.	64	7,270
HarborOne Bancorp, Inc.	20	175
Hartford Financial Services Group, Inc.	315	22,710
HBT Financial, Inc.	8	147
Heartland Financial USA, Inc.	19	538
Heritage Commerce Corp.	32	267
Heritage Financial Corp.	14	229
Hilltop Holdings, Inc.	21	659
Hingham Institution for Savings	1	173
Hippo Holdings, Inc.(1)	5	87
Home Bancorp, Inc.	4	141
Home Bancshares, Inc.	326	7,435
Home Point Capital, Inc.(1)	3	6
HomeStreet, Inc.	9	56
HomeTrust Bancshares, Inc.	7	145
Hope Bancorp, Inc.	36	305
Horace Mann Educators Corp.	15	446
Horizon Bancorp, Inc.	22	224
Houlihan Lokey, Inc. - Class A	1	131
Huntington Bancshares, Inc.	961	10,362
Independent Bank Corp.	12	204
Independent Bank Corp.	239	10,659
Independent Bank Group, Inc.	58	2,005
Interactive Brokers Group, Inc. - Class A	3	230
International Bancshares Corp.	23	1,020
Invesco Ltd.	10	173
Invesco Mortgage Capital, Inc.	17	196
Investors Title Co.	1	92
Jack Henry & Associates, Inc.	1	231
Jackson Financial, Inc. - Class A	34	1,037
James River Group Holdings Ltd.	10	180
Janus Henderson Group Plc	4	101
Jefferies Financial Group, Inc.	6	186
John Marshall Bancorp, Inc.	5	105
Kearny Financial Corp.	30	209
Kemper Corp.	2	80
KeyCorp	298	2,750
KKR & Co., Inc. - Class Miscella	14	763
KKR Real Estate Finance Trust, Inc.	23	285
Ladder Capital Corp. - Class A	47	512
Lakeland Bancorp, Inc.	30	400
Lakeland Financial Corp.	175	8,503
Lazard Ltd. - Class A	58	1,844
LCNB Corp.	3	51
Lemonade, Inc.(1)	18	308
LendingClub Corp.(1)	45	442
LendingTree, Inc.(1)	4	79
Lincoln National Corp.	84	2,158
Live Oak Bancshares, Inc.	16	428
Loews Corp.	61	3,643
LPL Financial Holdings, Inc.	45	9,867

Luther Burbank Corp.	12	105
M&T Bank Corp.	5	568
Macatawa Bank Corp.	15	136
Maiden Holdings Ltd.(1)	31	66
MainStreet Bancshares, Inc.	3	62
Markel Group, Inc.(1)(2)	0	509
MarketWise, Inc.	14	27
Marqeta, Inc. - Class A(1)	175	851
MBIA, Inc.(1)	21	184
Mercantile Bank Corp.	9	242
Merchants Bancorp	8	194
Mercury General Corp.	13	385
Metrocity Bankshares, Inc.	10	177
Metropolitan Bank Holding Corp.(1)	4	150
MFA Financial, Inc.	41	456
MGIC Investment Corp.	218	3,441
Mid Penn Bancorp, Inc.	7	163
Middlefield Banc Corp.	3	77
Midland States Bancorp, Inc.	9	172
MidWestOne Financial Group, Inc.	9	184
Moelis & Co. - Class A	12	528
Mr Cooper Group, Inc.(1)	256	12,977
MSCI, Inc. - Class A	19	8,748
MVB Financial Corp.	6	122
Nasdaq, Inc.	607	30,242
National Bank Holdings Corp. - Class A	11	325
National Bankshares, Inc.	2	56
National Western Life Group, Inc. - Class A	1	430
Navient Corp.	263	4,886
NBT Bancorp, Inc.	11	357
Nelnet, Inc. - Class A	6	577
New York Community Bancorp, Inc.	20	222
New York Mortgage Trust, Inc.	37	364
NewtekOne, Inc.	10	159
Nexpoint Real Estate Finance, Inc.	4	58
NI Holdings, Inc.(1)	4	64
Nicolet Bankshares, Inc.	6	385
NMI Holdings, Inc. - Class A(1)	33	843
Northeast Bank	3	145
Northeast Community Bancorp, Inc.	6	83
Northern Trust Corp.	6	422
Northfield Bancorp, Inc.	13	141
Northwest Bancshares, Inc.	37	397
Norwood Financial Corp.	3	78
NU Holdings Ltd. - Class A(1)	20	159
Oak Valley Bancorp	3	66
OceanFirst Financial Corp.	28	433
Ocwen Financial Corp.(1)	3	78
OFG Bancorp	13	352
Old National Bancorp	600	8,359
Old Republic International Corp.	141	3,539
Old Second Bancorp, Inc.	21	276
OneMain Holdings, Inc. - Class A	3	136
Open Lending Corp. - Class A(1)	4	38
OppFi, Inc.(1)	5	9
Orange County Bancorp, Inc.	2	81
Orchid Island Capital, Inc. - Class A	15	155
Origin Bancorp, Inc.	55	1,598
Orrstown Financial Services, Inc.	7	133
Oscar Health, Inc. - Class A(1)	63	508
Pacific Premier Bancorp, Inc.	551	11,388

PacWest Bancorp	51	415
Pagseguro Digital Ltd. - Class A(1)	32	300
Park National Corp.	6	661
Parke Bancorp, Inc.	7	126
Pathward Financial, Inc.	5	244
Patria Investments Ltd. - Class A	71	1,020
Paysafe Ltd.(1)	13	133
PCB Bancorp	8	111
Peapack Gladstone Financial Corp.	9	252
PennantPark Investment Corp.	164	963
Penns Woods Bancorp, Inc.	2	44
PennyMac Financial Services, Inc.	10	718
PennyMac Mortgage Investment Trust	35	476
Peoples Bancorp, Inc.	16	432
Peoples Financial Services Corp.	4	180
Pinnacle Financial Partners, Inc.	2	118
Pioneer Bancorp, Inc.(1)	7	58
Piper Sandler Companies	1	174
Plumas Bancorp	2	54
Ponce Financial Group, Inc.(1)	8	73
Popular, Inc.	42	2,570
PRA Group, Inc.(1)	16	356
Preferred Bank	4	195
Premier Financial Corp.	46	741
Primerica, Inc.(2)	0	72
Primis Financial Corp.	16	135
Princeton Bancorp, Inc.	2	47
Principal Financial Group, Inc.	46	3,483
ProAssurance Corp.	14	218
PROG Holdings, Inc.(1)	15	487
Prospect Capital Corp.	296	1,833
Prosperity Bancshares, Inc.	171	9,642
Provident Financial Services, Inc.	87	1,419
Prudential Financial, Inc.	10	905
QCR Holdings, Inc.	26	1,047
Radian Group, Inc.	47	1,190
Raymond James Financial, Inc.	51	5,286
RBB Bancorp	10	123
Ready Capital Corp.	67	750
Red River Bancshares, Inc.	2	99
Redwood Trust, Inc.	45	290
Regional Management Corp.	3	89
Regions Financial Corp.	504	8,983
Reinsurance Group of America, Inc. - Class A	150	20,767
RenaissanceRe Holdings Ltd.	33	6,152
Renasant Corp.	15	403
Repay Holdings Corp. - Class A(1)	33	258
Republic Bancorp, Inc. - Class A	4	190
Rithm Capital Corp.	2,028	18,959
RLI Corp.	1	118
Robinhood Markets, Inc. - Class A(1)	18	184
Rocket Companies, Inc. - Class A(1)	2	20
S&T Bancorp, Inc.	11	312
Safety Insurance Group, Inc.	4	293
Sandy Spring Bancorp, Inc.	179	4,069
Sculptor Capital Management, Inc. - Class A	5	45
Seacoast Banking Corp. of Florida	29	651
Security National Financial Corp. - Class A(1)	5	40
SEI Investments Co.	3	168
Selective Insurance Group, Inc.	201	19,282
Selectquote, Inc.(1)	84	165

ServisFirst Bancshares, Inc.	14	553
Shore Bancshares, Inc.	12	139
Sierra Bancorp	9	150
Simmons First National Corp. - Class A	33	568
SiriusPoint Ltd.(1)	35	318
Skyward Specialty Insurance Group, Inc.(1)	5	135
SLM Corp.	800	13,054
SmartFinancial, Inc.	9	191
SoFi Technologies, Inc.(1)	26	214
South Plains Financial, Inc.	7	161
South State Corp.	306	20,139
Southern First Bancshares, Inc.(1)	5	124
Southern Missouri Bancorp, Inc.	4	172
Southern States Bancshares, Inc.	2	47
Southside Bancshares, Inc.	8	214
Starwood Property Trust, Inc.	8	159
State Street Corp.	149	10,931
Stellar Bancorp, Inc.	21	486
Sterling Bancorp, Inc.(1)	13	71
Stewart Information Services Corp.	8	345
Stifel Financial Corp.	216	12,860
Stock Yards Bancorp, Inc.	3	124
StoneCo Ltd. - Class A(1)	47	605
StoneX Group, Inc.(1)	7	560
Summit Financial Group, Inc.	7	148
SWK Holdings Corp.(1)	1	18
Synchrony Financial	114	3,869
Synovus Financial Corp.	4	122
T Rowe Price Group, Inc.	6	687
Texas Capital Bancshares, Inc.(1)	129	6,623
TFS Financial Corp.	1	18
Third Coast Bancshares, Inc.(1)	5	87
Timberland Bancorp, Inc.	4	90
Tiptree, Inc.	8	117
Tompkins Financial Corp.	6	318
Towne Bank	69	1,597
TPG RE Finance Trust, Inc.	28	208
TPG, Inc. - Class A	1	36
Tradeweb Markets, Inc. - Class A	2	142
Travelers Companies, Inc.	27	4,678
TriCo Bancshares	14	478
Triumph Financial, Inc.(1)	7	440
Truist Financial Corp.	141	4,270
TrustCo Bank Corp. NY	5	144
Trustmark Corp.	16	348
Two Harbors Investment Corp.	458	6,351
USCB Financial Holdings, Inc.(1)	6	61
UMB Financial Corp.	141	8,588
United Bankshares, Inc.	405	12,004
United Community Banks, Inc.	264	6,593
United Fire Group, Inc.	9	207
United Insurance Holdings Corp.(1)	8	35
Unity Bancorp, Inc.	5	125
Universal Insurance Holdings, Inc.	35	546
Univest Financial Corp.	15	270
Unum Group	103	4,917
UWM Holdings Corp.	2	9
Valley National Bancorp	686	5,318
Value Line, Inc.(2)	0	1
Velocity Financial, Inc.(1)	3	36
Veritex Holdings, Inc.	50	894

Victory Capital Holdings, Inc. - Class A	2	52
Virginia National Bankshares Corp.	2	70
Virtu Financial, Inc. - Class A	3	43
Virtus Investment Partners, Inc.	3	506
Voya Financial, Inc.	65	4,658
Walker & Dunlop, Inc.	14	1,079
Washington Federal, Inc.	23	611
Washington Trust Bancorp, Inc.	9	250
Waterstone Financial, Inc.	10	142
Webster Financial Corp.	370	13,956
WesBanco, Inc.	81	2,062
West BanCorp, Inc.	9	162
Westamerica BanCorp	6	222
Western Alliance Bancorp	42	1,524
Western Union Co.	191	2,240
WEX, Inc.(1)	1	117
White Mountains Insurance Group Ltd.(2)	0	96
Willis Towers Watson Plc	51	12,118
Wintrust Financial Corp.	58	4,201
World Acceptance Corp.(1)	1	191
WR Berkley Corp.	6	352
WSFS Financial Corp.	19	722
XP, Inc. - Class A(1)	8	198
Zions Bancorp N.A.	265	7,106

Total Financials		1,202,588

Healthcare – 8.19%
23andMe Holding Co. - Class A(1)	105	184
2seventy bio, Inc.(1)	21	209
4D Molecular Therapeutics, Inc.(1)	12	213
Aadi Bioscience, Inc.(1)	7	45
Acadia Healthcare Co., Inc.(1)	2	198
Accolade, Inc.(1)	1	20
Acrivon Therapeutics, Inc.(1)	3	45
AdaptHealth Corp. - Class A(1)	402	4,889
Adaptive Biotechnologies Corp.(1)	13	90
Addus HomeCare Corp.(1)	133	12,326
Adicet Bio, Inc.(1)	13	31
ADMA Biologics, Inc.(1)	38	140
Aduro Bioteech, Inc.(1)(4)	1	3
Agenus, Inc.(1)	117	187
Agilent Technologies, Inc.	39	4,734
Agiliti, Inc.(1)	246	4,051
agilon health, Inc.(1)	1	14
Agios Pharmaceuticals, Inc.(1)	22	636
Allakos, Inc.(1)	26	114
Allogene Therapeutics, Inc.(1)	36	178
Allovir, Inc.(1)	17	59
Alnylam Pharmaceuticals, Inc.(1)	1	128
Alphatec Holdings, Inc.(1)	18	323
Alpine Immune Sciences, Inc.(1)	5	56
Altimmune, Inc.(1)	20	71
ALX Oncology Holdings, Inc.(1)	10	76
Amedisys, Inc.(1)	1	81
American Well Corp. - Class A(1)	104	218
AmerisourceBergen Corp. - Class A	405	77,955
AMN Healthcare Services, Inc.(1)	172	18,738
Amneal Pharmaceuticals, Inc.(1)	49	152
AnaptysBio, Inc.(1)	1	25
AngioDynamics, Inc.(1)	16	165
ANI Pharmaceuticals, Inc.(1)	1	55
Anika Therapeutics, Inc.(1)	5	143

Annexon, Inc.(1)	17	60
Arbutus Biopharma Corp.(1)	17	40
Arcturus Therapeutics Holdings, Inc.(1)	8	244
Arcus Biosciences, Inc.(1)	15	306
Ardelyx, Inc.(1)	28	95
ARS Pharmaceuticals, Inc.(1)	7	45
Artivion, Inc.(1)	13	223
Arvinas, Inc.(1)	1	32
Assertio Holdings, Inc.(1)	22	118
Astria Therapeutics, Inc.(1)	1	12
Atara Biotherapeutics, Inc.(1)	36	58
Atea Pharmaceuticals, Inc.(1)	30	111
AtriCure, Inc.(1)	5	252
Aura Biosciences, Inc.(1)	11	136
Avanos Medical, Inc.(1)	19	479
Avantor, Inc.(1)	745	15,312
Aveanna Healthcare Holdings, Inc.(1)	15	26
Avidity Biosciences, Inc.(1)	29	319
Azenta, Inc.(1)	2	88
Baxter International, Inc.	14	645
Beam Therapeutics, Inc.(1)	3	88
Beyond Air, Inc.(1)	2	10
BioAtla, Inc.(1)	18	54
BioCryst Pharmaceuticals, Inc.(1)	18	129
Biogen, Inc.(1)	4	1,146
Biohaven Ltd.(1)	23	561
BioLife Solutions, Inc.(1)	1	26
BioMarin Pharmaceutical, Inc.(1)	5	397
Bio-Rad Laboratories, Inc. - Class A(1)	1	221
Biote Corp. - Class A(1)	2	14
Bio-Techne Corp.(2)	0	20
Bluebird Bio, Inc.(1)	43	141
Boston Scientific Corp.(1)	257	13,915
Bridgebio Pharma, Inc.(1)	14	241
Brookdale Senior Living, Inc.(1)	69	291
Butterfly Network, Inc.(1)	54	124
Cabaletta Bio, Inc.(1)	1	15
Cano Health, Inc.(1)	89	124
Cara Therapeutics, Inc.(1)	21	60
Cardinal Health, Inc.	90	8,558
CareDx, Inc.(1)	22	187
CareMax, Inc.(1)	30	94
Caribou Biosciences, Inc.(1)	25	106
Carisma Therapeutics, Inc.	11	93
Castle Biosciences, Inc.(1)	6	82
Catalent, Inc.(1)	5	216
Celcuity, Inc.(1)	6	69
Celldex Therapeutics, Inc.(1)	14	471
Centene Corp.(1)	240	16,188
Century Therapeutics, Inc.(1)	10	31
Certara, Inc.(1)	2	38
Charles River Laboratories International, Inc.(1)	1	296
Chemed Corp.(2)	0	63
Chinook Therapeutics, Inc.(1)	17	639
Cigna Group	15	4,319
Citius Pharmaceuticals, Inc.(1)	40	49
Codexis, Inc.(1)	25	70
Cogent Biosciences, Inc.(1)	13	152
Coherus Biosciences, Inc.(1)	7	28
Community Health Systems, Inc.(1)	53	234
Compass Therapeutics, Inc.(1)	31	99

Computer Programs & Systems, Inc.(1)	5	117
Cooper Companies, Inc.	44	16,955
Crinetics Pharmaceuticals, Inc.(1)	18	318
Cross Country Healthcare, Inc.(1)	12	331
CryoPort, Inc.(1)	3	44
Cullinan Oncology, Inc.(1)	10	103
Cutera, Inc.(1)	6	91
Cytokinetics, Inc.(1)	3	84
DaVita, Inc.(1)	65	6,531
Day One Biopharmaceuticals, Inc.(1)	2	23
Deciphera Pharmaceuticals, Inc.(1)	14	190
Definitive Healthcare Corp. - Class A(1)	13	145
Dentsply Sirona, Inc.	6	235
Design Therapeutics, Inc.(1)	14	87
DICE Therapeutics, Inc.(1)	3	129
Disc Medicine, Inc. - Class A(1)(2)	0	12
Doximity, Inc. - Class A(1)	2	61
Dynavax Technologies Corp. - Class A(1)	8	108
Dyne Therapeutics, Inc.(1)	12	136
Eagle Pharmaceuticals, Inc.(1)	4	80
Edgewise Therapeutics, Inc.(1)	18	139
Editas Medicine, Inc. - Class A(1)	29	237
Elanco Animal Health, Inc.(1)	14	141
Embecta Corp.	119	2,569
Emergent BioSolutions, Inc.(1)	21	156
Enanta Pharmaceuticals, Inc.(1)	7	157
Encompass Health Corp.	3	173
Enhabit, Inc.(1)	20	229
Enliven Therapeutics, Inc.(1)	9	189
Enovis Corp.(1)	288	18,493
Entrada Therapeutics, Inc.(1)	8	126
Envista Holdings Corp.(1)	311	10,528
EQRx, Inc.(1)	130	242
Erasca, Inc.(1)	34	94
Exact Sciences Corp.(1)	3	304
Exelixis, Inc.(1)	2	44
EyePoint Pharmaceuticals, Inc.(1)	5	43
Fate Therapeutics, Inc.(1)	35	169
Fennec Pharmaceuticals, Inc.(1)	5	46
FibroGen, Inc.(1)	36	98
Fortrea Holdings, Inc.(1)	57	1,947
Fulgent Genetics, Inc.(1)	8	308
Genelux Corp.(1)	1	21
Generation Bio Co.(1)	19	103
Geron Corp.(1)	48	153
Globus Medical, Inc. - Class A(1)	2	135
Graphite Bio, Inc.(1)	14	37
Gritstone bio, Inc.(1)	35	69
HCA Healthcare, Inc.	38	11,663
Health Catalyst, Inc.(1)	10	129
HealthStream, Inc.	6	136
Henry Schein, Inc.(1)	4	294
HilleVax, Inc.(1)	6	109
Hologic, Inc.(1)	190	15,363
Horizon Therapeutics Plc(1)	1	74
Humacyte, Inc.(1)	5	14
Humana, Inc.	16	7,030
ICON Plc(1)	128	32,047
Icosavax, Inc.(1)	11	112
ICU Medical, Inc.(1)	41	7,304
Ideaya Biosciences, Inc.(1)	8	181

IGM Biosciences, Inc.(1)	5	47
Ikena Oncology, Inc.(1)	8	53
Illumina, Inc.(1)	3	583
Immuneering Corp. - Class A(1)	2	20
ImmunityBio, Inc.(1)	7	20
ImmunoGen, Inc.(1)	41	768
Inari Medical, Inc.(1)	1	81
Incyte Corp.(1)	1	83
Inhibrx, Inc.(1)	5	121
Innoviva, Inc.(1)	169	2,151
Inogen, Inc.(1)	10	114
Inozyme Pharma, Inc.(1)	13	72
Integer Holdings Corp.(1)	182	16,134
Integra LifeSciences Holdings Corp.(1)	2	82
Intellia Therapeutics, Inc.(1)	31	1,254
Invitae Corp.(1)	19	22
Ionis Pharmaceuticals, Inc.(1)	1	22
Iovance Biotherapeutics, Inc.(1)	86	605
IQVIA Holdings, Inc.(1)	131	29,430
Ironwood Pharmaceuticals, Inc. - Class A(1)	401	4,264
iTeos Therapeutics, Inc.(1)	10	135
Janux Therapeutics, Inc.(1)	7	79
Jazz Pharmaceuticals Plc(1)	82	10,111
KalVista Pharmaceuticals, Inc.(1)	10	92
Karuna Therapeutics, Inc.(1)(2)	0	23
Kezar Life Sciences, Inc.(1)	30	73
Kiniksa Pharmaceuticals Ltd. - Class A(1)	13	177
Kodiak Sciences, Inc.(1)	14	95
Kura Oncology, Inc.(1)	26	280
Laboratory Corp. of America Holdings	53	12,777
Lantheus Holdings, Inc.(1)	144	12,105
Larimar Therapeutics, Inc.(1)	9	30
Lexicon Pharmaceuticals, Inc.(1)	20	45
LifeStance Health Group, Inc.(1)	19	175
Ligand Pharmaceuticals, Inc.(1)	6	418
Liquidia Corp.(1)	6	44
LivaNova Plc(1)	21	1,059
Longboard Pharmaceuticals, Inc.(1)	4	26
Lyell Immunopharma, Inc.(1)	74	234
MacroGenics, Inc.(1)	17	92
MannKind Corp.(1)	18	74
Maravai LifeSciences Holdings, Inc. - Class A(1)	282	3,506
MaxCyte, Inc.(1)	31	144
McKesson Corp.	20	8,546
MeiraGTx Holdings Plc(1)	4	25
Mersana Therapeutics, Inc.(1)	16	54
MiMedx Group, Inc.(1)	45	299
Mineralys Therapeutics, Inc.(1)	4	68
Mirati Therapeutics, Inc.(1)	1	46
ModivCare, Inc.(1)	118	5,333
Molina Healthcare, Inc.(1)	39	11,625
Monte Rosa Therapeutics, Inc.(1)	12	82
Morphic Holding, Inc.(1)	1	81
Multiplan Corp.(1)	156	328
Myriad Genetics, Inc.(1)	33	755
NanoString Technologies, Inc.(1)	1	6
Nano-X Imaging Ltd.(1)	17	256
National HealthCare Corp.	5	290
Nautilus Biotechnology, Inc. - Class A(1)	22	85
Neogen Corp.(1)	88	1,922
NeoGenomics, Inc.(1)	47	750

Nevro Corp.(1)	10	243
NextGen Healthcare, Inc.(1)	9	142
NGM Biopharmaceuticals, Inc.(1)	19	50
Nkarta, Inc.(1)	12	26
Novavax, Inc.(1)	8	56
Nurix Therapeutics, Inc.(1)	19	193
NuVasive, Inc.(1)	3	135
Nuvation Bio, Inc.(1)	59	106
Ocean Biomedical, Inc.(1)	3	16
Olema Pharmaceuticals, Inc.(1)	11	97
Omeros Corp.(1)	14	76
OmniAb, Inc.(1)	37	185
OmniAb, Inc. - Class CR3(1)(2)(4)(5)	2	—
OmniAb, Inc. - Class CR4(1)(2)(4)(5)	2	—
Omnicell, Inc.(1)	9	691
OPKO Health, Inc.(1)	165	357
OraSure Technologies, Inc.(1)	30	149
Organogenesis Holdings, Inc. - Class A(1)	25	84
Organon & Co.	227	4,715
ORIC Pharmaceuticals, Inc.(1)	16	121
Orthofix Medical, Inc.(1)	14	259
OrthoPediatrics Corp.(1)(2)	0	15
Ovid therapeutics, Inc.(1)	22	73
Owens & Minor, Inc.(1)	30	573
Pacific Biosciences of California, Inc.(1)	46	607
Patterson Companies, Inc.	28	926
Pediatrix Medical Group, Inc.(1)	34	487
PepGen, Inc.(1)	3	24
Perrigo Co. Plc	4	127
PetIQ, Inc. - Class A(1)	2	30
Phathom Pharmaceuticals, Inc.(1)	7	102
Phibro Animal Health Corp. - Class A	5	75
PMV Pharmaceuticals, Inc.(1)	16	100
Point Biopharma Global, Inc. - Class A(1)	36	325
Poseida Therapeutics, Inc. - Class A(1)	28	48
Precigen, Inc.(1)	56	65
Prelude Therapeutics, Inc.(1)	3	15
Premier, Inc. - Class A	280	7,737
Prestige Consumer Healthcare, Inc.(1)	263	15,659
ProKidney Corp. - Class A(1)	18	202
Protagonist Therapeutics, Inc.(1)	8	224
Protalix BioTherapeutics, Inc.(1)	20	39
PTC Therapeutics, Inc.(1)	5	218
Pulse Biosciences, Inc.(1)	4	28
QIAGEN NV(1)	6	285
Quanterix Corp.(1)	12	269
Quantum-Si, Inc.(1)	44	79
Quest Diagnostics, Inc.	3	437
QuidelOrtho Corp.(1)	126	10,452
R1 RCM, Inc.(1)	4	78
Rain Oncology, Inc.(1)	11	13
Rallybio Corp.(1)	12	70
RAPT Therapeutics, Inc.(1)	3	55
Reata Pharmaceuticals, Inc. - Class A(1)	12	1,182
Recursion Pharmaceuticals, Inc. - Class A(1)	55	414
REGENXBIO, Inc.(1)	17	343
Relay Therapeutics, Inc.(1)	37	464
Repligen Corp.(1)	1	121
Replimune Group, Inc.(1)	16	382
Revvity, Inc.	4	417
Rigel Pharmaceuticals, Inc.(1)	11	14

Rocket Pharmaceuticals, Inc.(1)	3	55
Roivant Sciences Ltd.(1)	1	6
Royalty Pharma Plc - Class A	10	317
Sage Therapeutics, Inc.(1)	1	60
Sana Biotechnology, Inc.(1)	35	211
Sangamo Therapeutics, Inc.(1)	63	81
Savara, Inc.(1)	27	87
Scholar Rock Holding Corp.(1)	11	85
Scilex Holding Co.(1)	16	91
Seer, Inc. - Class A(1)	25	108
Selecta Biosciences, Inc.(1)	34	38
Seres Therapeutics, Inc.(1)	13	61
Sharecare, Inc.(1)	119	208
SomaLogic, Inc.(1)	64	148
Sotera Health Co.(1)	195	3,669
STERIS Plc	3	620
Stoke Therapeutics, Inc.(1)	11	120
Surgery Partners, Inc.(1)	3	118
Sutro Biopharma, Inc.(1)	24	112
Syndax Pharmaceuticals, Inc.(1)	4	88
Syneos Health, Inc. - Class A(1)	3	121
Tandem Diabetes Care, Inc.(1)	2	38
Tango Therapeutics, Inc.(1)	19	64
Taro Pharmaceutical Industries Ltd.(1)	3	123
Tarsus Pharmaceuticals, Inc.(1)	9	161
Teladoc Health, Inc.(1)	5	117
Teleflex, Inc.	1	316
Tenaya Therapeutics, Inc.(1)	19	113
Tenet Healthcare Corp.(1)	3	228
Terns Pharmaceuticals, Inc.(1)	6	49
Theravance Biopharma, Inc.(1)	23	240
Theseus Pharmaceuticals, Inc.(1)	8	71
Third Harmonic Bio, Inc.(1)	7	35
Travere Therapeutics, Inc. - Class Preferre(1)	2	32
Trevi Therapeutics, Inc.(1)	16	39
Twist Bioscience Corp.(1)	24	483
Tyra Biosciences, Inc.(1)	4	60
United Therapeutics Corp.(1)	31	6,921
Universal Health Services, Inc. - Class B	35	5,503
UroGen Pharma Ltd.(1)	1	13
Utah Medical Products, Inc.(2)	0	6
Vanda Pharmaceuticals, Inc.(1)	23	153
Varex Imaging Corp.(1)	15	357
Vera Therapeutics, Inc. - Class A(1)	7	113
Veracyte, Inc.(1)	29	748
Veradigm, Inc.(1)	44	549
Verve Therapeutics, Inc.(1)	21	386
Viatris, Inc.	443	4,417
Vicarious Surgical, Inc.(1)	15	27
ViewRay, Inc.(1)	38	13
Vigil Neuroscience, Inc.(1)	7	62
Vir Biotechnology, Inc.(1)	32	788
Viridian Therapeutics, Inc.(1)	3	83
Vor BioPharma, Inc.(1)	15	45
WaVe Life Sciences Ltd.(1)	23	82
X4 Pharmaceuticals, Inc.(1)	25	48
Xencor, Inc.(1)	11	267
XOMA Corp.(1)	3	49
Y-mAbs Therapeutics, Inc.(1)	8	54
Zevra Therapeutics, Inc.(1)	13	69
Zimmer Biomet Holdings, Inc.	98	14,263

Zimvie, Inc.(1)	11	119
Zura Bio Ltd. - Class A(1)	3	23
Zymeworks, Inc.(1)	21	182

Total Healthcare		554,657

Industrials – 20.92%
3D Systems Corp.(1)	53	530
AAR Corp.(1)	15	840
ABM Industries, Inc.	266	11,345
ACCO Brands Corp.	39	201
Acuity Brands, Inc.	1	144
Advanced Drainage Systems, Inc.	48	5,434
AECOM	4	308
AerSale Corp.(1)	10	149
AGCO Corp.	89	11,701
Air Lease Corp. - Class A	303	12,682
Air Transport Services Group, Inc.(1)	23	437
Alaska Air Group, Inc.(1)	425	22,591
Albany International Corp. - Class A	1	122
Alight, Inc. - Class A(1)	161	1,486
Allegiant Travel Co. - Class A(1)	83	10,484
Allegion Plc	187	22,450
Allison Transmission Holdings, Inc.	112	6,316
American Airlines Group, Inc.(1)	123	2,215
American Woodmark Corp.(1)	6	478
AMETEK, Inc.	333	53,924
AO Smith Corp.	3	224
API Group Corp.(1)	28	756
Apogee Enterprises, Inc.	5	251
ArcBest Corp.	50	4,937
Archer Aviation, Inc. - Class A(1)	63	258
Arcosa, Inc.	159	12,039
Argan, Inc.	4	174
Aris Water Solutions, Inc. - Class A	11	115
Armstrong World Industries, Inc.	1	64
ASGN, Inc.(1)	72	5,477
Astec Industries, Inc.	9	418
Astronics Corp.(1)	11	215
Asure Software, Inc.(1)	4	52
Atkore, Inc.(1)	62	9,731
Avis Budget Group, Inc.(1)(2)	0	85
Axon Enterprise, Inc.(1)	71	13,866
AZEK Co., Inc. - Class A(1)	212	6,426
AZZ, Inc.	10	424
Babcock & Wilcox Enterprises, Inc.(1)	21	126
Barnes Group, Inc.	20	848
Barrett Business Services, Inc.	18	1,556
Beacon Roofing Supply, Inc.(1)	78	6,467
BlackSky Technology, Inc.(1)	49	108
Blade Air Mobility, Inc.(1)	24	95
Blink Charging Co.(1)	10	60
Blue Bird Corp.(1)	6	144
BlueLinx Holdings, Inc.(1)	4	335
Boise Cascade Co.	107	9,654
BrightView Holdings, Inc.(1)	18	132
Brink’s Co.	268	18,151
Broadridge Financial Solutions, Inc.	1	88
Builders FirstSource, Inc.(1)	88	11,948
BWX Technologies, Inc.	173	12,384
CACI International, Inc. - Class A(1)	119	40,495
Carlisle Companies, Inc.	1	361
Carrier Global Corp.	23	1,157

Casella Waste Systems, Inc. - Class A(1)	157	14,192
CBIZ, Inc.(1)	294	15,643
CECO Environmental Corp.(1)	46	608
Ceridian HCM Holding, Inc.(1)	4	250
CH Robinson Worldwide, Inc.	1	67
Chart Industries, Inc.(1)	7	1,054
Cimpress Plc(1)	3	190
Cintas Corp.(2)	0	131
CIRCOR International, Inc.(1)	1	47
Clarivate Plc(1)	13	125
Clean Harbors, Inc.(1)	1	234
CNH Industrial NV	27	390
Columbus McKinnon Corp.	12	469
Commercial Vehicle Group, Inc.(1)	11	123
CompX International, Inc.	1	11
Concentrix Corp.	1	99
Concrete Pumping Holdings, Inc.(1)	2	17
Conduent, Inc.(1)	73	250
Core & Main, Inc. - Class A(1)	2	73
CoreCivic, Inc.(1)	204	1,920
Costamare, Inc.	20	194
Covenant Logistics Group, Inc. - Class A	3	151
Crane Co.	108	9,581
Crane NXT Co.	1	76
Cummins, Inc.	55	13,372
Curtiss-Wright Corp.	69	12,655
Delta Air Lines, Inc.(1)	137	6,518
Deluxe Corp.	208	3,638
Desktop Metal, Inc. - Class A(1)	113	200
DIRTT Environmental Solutions(1)	126	33
Distribution Solutions Group, Inc.(1)(2)	0	14
Donaldson Co., Inc.	2	124
Dover Corp.	166	24,452
Driven Brands Holdings, Inc.(1)	2	49
Ducommun, Inc.(1)	4	179
Dun & Bradstreet Holdings, Inc.	803	9,288
DXP Enterprises, Inc.(1)	43	1,551
Dycom Industries, Inc.(1)	12	1,359
Eagle Bulk Shipping, Inc.	6	273
Eaton Corp. Plc	91	18,362
EMCOR Group, Inc.	30	5,626
Encore Wire Corp.	37	6,929
Energy Vault Holdings, Inc.(1)	41	111
EnerSys	1	137
Eneti, Inc.	11	127
Ennis, Inc.	10	206
EnPro Industries, Inc.	8	1,127
Enviri Corp.(1)	32	319
Eos Energy Enterprises, Inc.(1)	5	22
Equifax, Inc.	22	5,153
Esab Corp.	436	29,019
ESCO Technologies, Inc.	144	14,921
ESS Tech, Inc.(1)	40	59
EVI Industries, Inc.(1)	1	14
Expeditors International of Washington, Inc.	122	14,826
Fastenal Co.	4	239
Federal Signal Corp.	274	17,544
Ferguson Plc	132	20,783
First Advantage Corp.(1)	20	314
FiscalNote Holdings, Inc.(1)	21	76
Flowserve Corp.	272	10,098

Fluor Corp.(1)	5	139
Fortive Corp.	130	9,706
Fortune Brands Innovations, Inc.	4	252
Forward Air Corp.	156	16,511
FTAI Infrastructure, Inc.	36	132
FTI Consulting, Inc.(1)	1	143
FuelCell Energy, Inc.(1)	167	361
Gates Industrial Corp. Plc(1)	321	4,328
GATX Corp.	13	1,697
Genco Shipping & Trading Ltd.	18	250
Gencor Industries, Inc.(1)	3	42
Generac Holdings, Inc.(1)	2	252
Genpact Ltd.	4	140
GEO Group, Inc.(1)	48	344
Gibraltar Industries, Inc.(1)	279	17,532
Global Industrial Co.	1	34
GMS, Inc.(1)	76	5,274
Golden Ocean Group Ltd.	51	383
Gorman-Rupp Co.	6	163
Graco, Inc.	3	242
GrafTech International Ltd.	36	182
Granite Construction, Inc.	16	648
Great Lakes Dredge & Dock Corp.(1)	26	216
Greenbrier Companies, Inc.	13	556
Griffon Corp.	7	292
GXO Logistics, Inc.(1)	3	204
Hawaiian Holdings, Inc.(1)	22	238
Hayward Holdings, Inc.(1)	655	8,416
Healthcare Services Group, Inc.	3	39
Heartland Express, Inc.	17	273
HEICO Corp.(2)	0	23
HEICO Corp. - Class A(2)	0	30
Heidrick & Struggles International, Inc.	8	222
Herc Holdings, Inc.	42	5,724
Heritage-Crystal Clean, Inc.(1)	5	204
Hertz Global Holdings, Inc.(1)	4	69
Hexcel Corp.	140	10,633
Hillenbrand, Inc.	102	5,205
Hillman Solutions Corp.(1)	437	3,939
Himalaya Shipping Ltd.(1)	7	36
HireRight Holdings Corp.(1)	383	4,334
HNI Corp.	18	511
Howmet Aerospace, Inc.	455	22,575
Hub Group, Inc. - Class A(1)	13	1,066
Hubbell, Inc. - Class B	19	6,422
Hudson Technologies, Inc.(1)	14	136
Huntington Ingalls Industries, Inc.	24	5,369
Hyliion Holdings Corp.(1)	63	105
IBEX Holdings Ltd.(1)	46	969
ICF International, Inc.	120	14,973
IDEX Corp.	2	418
Ingersoll Rand, Inc.	11	740
INNOVATE Corp.(1)	17	30
Insteel Industries, Inc.	7	232
Interface, Inc. - Class A	23	205
ITT, Inc.	125	11,628
Jacobs Solutions, Inc.	4	416
JB Hunt Transport Services, Inc.	2	332
JELD-WEN Holding, Inc.(1)	35	610
JetBlue Airways Corp.(1)	137	1,212
Joby Aviation, Inc.(1)	75	769

Kaman Corp.	11	278
Karat Packaging, Inc.	20	360
KBR, Inc.	216	14,024
Kelly Services, Inc. - Class A	14	238
Kennametal, Inc.	35	988
Kirby Corp.(1)	105	8,048
Knight-Swift Transportation Holdings, Inc. - Class A	4	242
Korn Ferry	104	5,136
Kratos Defense & Security Solutions, Inc.(1)	52	739
L3Harris Technologies, Inc.	23	4,445
Landstar System, Inc.	65	12,586
Leidos Holdings, Inc.	79	6,986
Lennox International, Inc.	1	290
Leonardo DRS, Inc.(1)	583	10,118
Li-Cycle Holdings Corp.(1)	57	315
Limbach Holdings, Inc.(1)	3	66
Lincoln Electric Holdings, Inc.(2)	0	19
Liquidity Services, Inc.(1)	3	54
Loomis AB - Class B	57	1,660
LSI Industries, Inc.	2	23
Luxfer Holdings Plc	47	670
Manitowoc Co., Inc.(1)	14	264
ManpowerGroup, Inc.	75	5,916
Marten Transport Ltd.	4	89
Masco Corp.	281	16,127
MasTec, Inc.(1)	2	203
Masterbrand, Inc.(1)	53	619
Matson, Inc.	14	1,120
Matthews International Corp. - Class A	9	391
MAXIMUS, Inc.	350	29,543
Mayville Engineering Co., Inc.(1)	4	46
MDU Resources Group, Inc.	154	3,225
Mercury Systems, Inc.(1)	1	47
Microvast Holdings, Inc.(1)	43	69
Middleby Corp.(1)	1	218
Miller Industries, Inc.	4	145
MillerKnoll, Inc.	32	470
Mistras Group, Inc.(1)	8	59
Moog, Inc. - Class A	61	6,581
MRC Global, Inc.(1)	23	229
MSA Safety, Inc.	1	147
MSC Industrial Direct Co., Inc. - Class A	1	121
Mueller Industries, Inc.	47	4,137
National Presto Industries, Inc.	2	134
Nikola Corp.(1)	242	334
NL Industries, Inc.	3	15
Nordson Corp.	2	399
Norfolk Southern Corp.	58	13,248
Northwest Pipe Co.(1)	3	101
NOW, Inc.(1)	45	471
NV5 Global, Inc.(1)	9	986
nVent Electric Plc	602	31,095
Old Dominion Freight Line, Inc.(2)	0	69
OPENLANE, Inc.(1)	123	1,871
Oshkosh Corp.	2	157
Otis Worldwide Corp.	356	31,685
Owens Corning	66	8,626
PACCAR, Inc.	87	7,255
PAM Transportation Services, Inc.(1)	2	52
Pangaea Logistics Solutions Ltd.	10	71
Park Aerospace Corp.	6	88

Parker-Hannifin Corp.	131	51,015
Park-Ohio Holdings Corp.	3	61
Parsons Corp.(1)	9	437
Paycor HCM, Inc.(1)	1	20
Pentair Plc	5	295
Performant Financial Corp.(1)	6	17
Planet Labs PBC(1)	9	30
Plug Power, Inc.(1)	14	149
Powell Industries, Inc.	4	229
Preformed Line Products Co.(2)	0	77
Primoris Services Corp.	20	613
Proterra, Inc.(1)	91	109
Proto Labs, Inc.(1)	11	376
Quad/Graphics, Inc.(1)	14	54
Quanex Building Products Corp.	13	359
Quanta Services, Inc.	3	583
Radiant Logistics, Inc.(1)	14	95
RB Global, Inc.	194	11,667
RBC Bearings, Inc.(1)	1	170
Regal Rexnord Corp.	177	27,183
Republic Services, Inc. - Class A	329	50,327
Resideo Technologies, Inc.(1)	379	6,688
Resources Connection, Inc.	14	219
REV Group, Inc.	13	171
Robert Half International, Inc.	70	5,277
Rush Enterprises, Inc. - Class A	17	1,005
Rush Enterprises, Inc. - Class B	3	171
RXO, Inc.(1)	371	8,400
Ryder System, Inc.	40	3,416
Safe Bulkers, Inc.	27	89
Saia, Inc.(1)	1	224
Schneider National, Inc. - Class B	310	8,900
Science Applications International Corp.	96	10,791
Sensata Technologies Holding Plc	286	12,885
SES AI Corp.(1)	48	116
SiteOne Landscape Supply, Inc.(1)	1	139
Skillsoft Corp.(1)	38	47
SkyWest, Inc.(1)	19	793
Snap-on, Inc.	29	8,256
Southwest Airlines Co.	17	598
Spirit AeroSystems Holdings, Inc. - Class A	3	76
Spirit Airlines, Inc.	45	779
SPX Technologies, Inc.(1)	3	254
SS&C Technologies Holdings, Inc.	6	368
Standex International Corp.	128	18,059
Stanley Black & Decker, Inc.	4	398
Steelcase, Inc. - Class A	37	287
Stem, Inc.(1)	59	335
Stericycle, Inc.(1)	99	4,615
Sterling Check Corp.(1)	9	113
Sterling Infrastructure, Inc.(1)	1	62
Sun Country Airlines Holdings, Inc.(1)	7	159
Sunrun, Inc.(1)	6	105
TaskUS, Inc. - Class A(1)	261	2,950
Tecnoglass, Inc.	52	2,664
Tennant Co.	3	276
Terex Corp.	12	695
Terran Orbital Corp.(1)	32	47
Tetra Tech, Inc.	1	197
Textainer Group Holdings Ltd.	181	7,110
Textron, Inc.	389	26,330

Thermon Group Holdings, Inc.(1)	12	307
Timken Co.	253	23,160
Titan International, Inc.(1)	210	2,406
Titan Machinery, Inc.(1)	17	490
Trane Technologies Plc	4	858
TransDigm Group, Inc.	1	1,088
TransUnion	135	10,548
Trinity Industries, Inc.	27	699
Triton International Ltd.	19	1,557
Triumph Group, Inc.(1)	27	335
TrueBlue, Inc.(1)	13	227
TuSimple Holdings, Inc. - Class A(1)	69	114
Tutor Perini Corp.(1)	19	138
U.S. Xpress Enterprises, Inc. - Class A(1)	12	76
UFP Industries, Inc.	21	1,994
U-Haul Holding Co.(2)	0	8
U-Haul Holding Co. - Class B	1	71
UniFirst Corp.	6	952
United Airlines Holdings, Inc.(1)	100	5,480
United Rentals, Inc.	12	5,224
Univar Solutions, Inc.(1)	4	154
Universal Logistics Holdings, Inc.	3	85
V2X, Inc.(1)	5	226
Valmont Industries, Inc.	1	157
Veritiv Corp.	6	695
Vertiv Holdings Co. - Class A	279	6,901
Virgin Galactic Holdings, Inc.(1)	45	176
VSE Corp.	4	225
Watsco, Inc.	1	269
Werner Enterprises, Inc.	23	1,023
WESCO International, Inc.	241	43,205
Westinghouse Air Brake Technologies Corp.	5	544
Willdan Group, Inc.(1)	5	96
Willis Lease Finance Corp.(1)	1	34
WillScot Mobile Mini Holdings Corp. - Class A(1)	394	18,811
WNS Holdings Ltd. - ADR(1)	64	4,728
Woodward, Inc.	2	195
Xometry, Inc. - Class A(1)	13	266
XPO, Inc.(1)	200	11,780
Xylem, Inc.	6	659
Zurn Elkay Water Solutions Corp.	48	1,282

Total Industrials		1,416,077

Information Technology – 8.63%
908 Devices, Inc.(1)	9	63
ACI Worldwide, Inc.(1)	379	8,771
ACM Research, Inc. - Class A(1)	17	216
Adeia, Inc.	5	58
ADTRAN Holdings, Inc.	32	339
Aeva Technologies, Inc.(1)	34	43
Akamai Technologies, Inc.(1)	4	385
Alpha & Omega Semiconductor Ltd.(1)	10	319
Ambarella, Inc.(1)	6	478
Amdocs Ltd.	54	5,301
American Software, Inc. - Class A	2	26
Amkor Technology, Inc.	339	10,090
Amphenol Corp. - Class A	8	688
ANSYS, Inc.(1)(2)	0	139
AppLovin Corp. - Class A(1)	5	121
Arlo Technologies, Inc.(1)	4	41
Arrow Electronics, Inc.(1)	100	14,322
Aspen Technology, Inc.(1)	1	130

Atomera, Inc.(1)	2	22
Aurora Innovation, Inc.(1)	125	367
Aviat Networks, Inc.(1)	4	138
Avid Technology, Inc.(1)	4	111
Avnet, Inc.	209	10,521
Bel Fuse, Inc. - Class B	4	221
Belden, Inc.	212	20,310
Benchmark Electronics, Inc.	15	382
Bentley Systems, Inc. - Class B(2)	0	21
BILL Holdings, Inc.(1)	3	333
Bit Digital, Inc.(1)	25	101
Black Knight, Inc.(1)	4	261
Brightcove, Inc.(1)	16	66
C3.ai, Inc. - Class A(1)	6	210
CCC Intelligent Solutions Holdings, Inc.(1)	6	62
CDW Corp.	74	13,580
Cerence, Inc.(1)	17	485
CEVA, Inc.(1)	1	24
Check Point Software Technologies Ltd.(1)	228	28,701
Ciena Corp.(1)	208	8,848
Cipher Mining, Inc.(1)	17	50
Cirrus Logic, Inc.(1)	46	3,705
Cleanspark, Inc.(1)	27	118
Cognex Corp.	5	268
Cognizant Technology Solutions Corp. - Class A	294	19,173
Coherent Corp.(1)	341	17,388
Cohu, Inc.(1)	256	10,633
CommVault Systems, Inc.(1)	1	90
CompoSecure, Inc.(1)	1	6
Comtech Telecommunications Corp.	12	109
Consensus Cloud Solutions, Inc.(1)	15	469
Corning, Inc.	21	741
CS Disco, Inc.(1)	11	86
Daktronics, Inc.(1)	15	94
Dell Technologies, Inc. - Class C	218	11,808
Digi International, Inc.(1)	1	52
Digital Turbine, Inc.(1)	135	1,254
Diodes, Inc.(1)	43	3,955
Dolby Laboratories, Inc. - Class A	2	138
Dropbox, Inc. - Class A(1)	113	3,019
DXC Technology Co.(1)	121	3,231
DZS, Inc.(1)	9	36
E2open Parent Holdings, Inc.(1)	82	458
Eastman Kodak Co.(1)	25	114
Ebix, Inc.	8	208
Endava Plc - ADR(1)	84	4,370
Entegris, Inc.	4	435
ePlus, Inc.(1)	11	593
EverCommerce, Inc.(1)	2	25
Evolv Technologies Holdings, Inc.(1)	36	219
F5, Inc.(1)	2	245
FARO Technologies, Inc.(1)	8	125
Fastly, Inc. - Class A(1)	8	128
First Solar, Inc.(1)	3	562
Flex Ltd.(1)	261	7,203
FormFactor, Inc.(1)	231	7,906
Gen Digital, Inc.	436	8,088
GLOBALFOUNDRIES, Inc.(1)	2	140
GoDaddy, Inc. - Class A(1)	2	128
Grid Dynamics Holdings, Inc.(1)	5	42
Guidewire Software, Inc.(1)	2	173

Hackett Group, Inc.	1	23
HashiCorp, Inc. - Class A(1)	1	21
Hewlett Packard Enterprise Co.	469	7,873
HP, Inc.	435	13,368
Ichor Holdings Ltd.(1)	12	440
Immersion Corp.	8	55
indie Semiconductor, Inc. - Class A(1)	3	26
Informatica, Inc. - Class A(1)	1	22
Information Services Group, Inc.	5	27
Intevac, Inc.(1)	8	32
IonQ, Inc.(1)	55	744
IPG Photonics Corp.(1)	1	113
Iteris, Inc.(1)	5	21
Itron, Inc.(1)	17	1,197
Jabil, Inc.	94	10,112
Juniper Networks, Inc.	9	277
Keysight Technologies, Inc.(1)	65	10,930
Kimball Electronics, Inc.(1)	6	179
KLA Corp.	11	5,569
Knowles Corp.(1)	37	661
Kulicke & Soffa Industries, Inc.	91	5,408
KVH Industries, Inc.(1)	5	44
Kyndryl Holdings, Inc.(1)	6	76
Littelfuse, Inc.	1	196
LiveRamp Holdings, Inc.(1)	26	748
Lumentum Holdings, Inc.(1)	2	108
Marvell Technology, Inc.	24	1,424
Matterport, Inc.(1)	105	332
Maxeon Solar Technologies Ltd.(1)	3	92
MeridianLink, Inc.(1)	3	59
Methode Electronics, Inc.	252	8,437
Microchip Technology, Inc.	188	16,805
Mirion Technologies, Inc. - Class A(1)	80	678
Mitek Systems, Inc.(1)	1	9
MKS Instruments, Inc.	19	2,033
Monolithic Power Systems, Inc.	26	13,911
Motorola Solutions, Inc.	132	38,857
N-able, Inc.(1)	2	35
National Instruments Corp.	1	46
Navitas Semiconductor Corp. - Class A(1)	34	363
nCino, Inc.(1)	2	55
NCR Corp.(1)	82	2,068
NetApp, Inc.	142	10,886
NETGEAR, Inc.(1)	12	164
NetScout Systems, Inc.(1)	28	873
nLight, Inc.(1)	17	269
Nutanix, Inc. - Class A(1)	5	135
NVE Corp.(2)	0	15
NXP Semiconductors NV	79	16,228
Okta, Inc. - Class A(1)	4	271
Olo, Inc. - Class A(1)	19	122
ON Semiconductor Corp.(1)	12	1,138
ON24, Inc.	14	115
OneSpan, Inc.(1)	1	18
Onto Innovation, Inc.(1)	3	321
PAR Technology Corp.(1)	10	328
PC Connection, Inc.	5	211
Perficient, Inc.(1)	160	13,357
Photronics, Inc.(1)	24	628
Plexus Corp.(1)	187	18,374
PROS Holdings, Inc.(1)	5	159

PTC, Inc.(1)	1	205
Pure Storage, Inc. - Class A(1)	2	62
Qorvo, Inc.(1)	96	9,808
Rackspace Technology, Inc.(1)	36	97
Rambus, Inc.(1)	197	12,644
Ribbon Communications, Inc.(1)	35	98
Richardson Electronics Ltd.	5	75
Riot Platforms, Inc.(1)	20	234
Rogers Corp.(1)	2	302
Sanmina Corp.(1)	104	6,249
ScanSource, Inc.(1)	10	307
Seagate Technology Holdings Plc	15	957
Semtech Corp.(1)	27	683
SentinelOne, Inc. - Class A(1)	5	68
Skyworks Solutions, Inc.	38	4,252
SMART Global Holdings, Inc.(1)	15	448
SmartRent, Inc. - Class A(1)	74	285
Softchoice Corp.	421	5,750
SolarWinds Corp.(1)	22	226
Squarespace, Inc. - Class A(1)	12	392
Synaptics, Inc.(1)	15	1,271
TD SYNNEX Corp.	32	2,966
TE Connectivity Ltd.	101	14,125
Teledyne Technologies, Inc.(1)	1	533
Teradata Corp.(1)	99	5,265
Teradyne, Inc.	97	10,781
Terawulf, Inc.(1)	26	45
Thoughtworks Holding, Inc.(1)	674	5,091
Tingo Group, Inc.(1)	43	52
Trimble, Inc.(1)	7	363
TTM Technologies, Inc.(1)	41	566
Tucows, Inc. - Class A(1)	2	65
Turtle Beach Corp.(1)	6	75
Twilio, Inc. - Class A(1)	4	249
Tyler Technologies, Inc.(1)	84	34,927
Ubiquiti, Inc.(2)	0	3
UiPath, Inc. - Class A(1)	2	40
Ultra Clean Holdings, Inc.(1)	18	689
Unisys Corp.(1)	28	110
Unity Software, Inc.(1)	5	210
Universal Display Corp.	1	102
Veeco Instruments, Inc.(1)	20	506
Verint Systems, Inc.(1)	172	6,038
VeriSign, Inc.(1)	2	540
Viasat, Inc.(1)	2	82
Viavi Solutions, Inc.(1)	17	188
Vishay Intertechnology, Inc.	179	5,264
Vishay Precision Group, Inc.(1)	4	160
Vontier Corp.	60	1,919
Vuzix Corp.(1)	25	125
Western Digital Corp.(1)	130	4,913
Wolfspeed, Inc.(1)	3	191
Xerox Holdings Corp.	139	2,071
Xperi, Inc.(1)	17	226
Zebra Technologies Corp. - Class A(1)	1	344
Zoom Video Communications, Inc. - Class A(1)	7	466

Total Information Technology		584,668

Materials – 7.00%
5E Advanced Materials, Inc.(1)	3	11
AdvanSix, Inc.	11	388
Albemarle Corp.	3	731

Alcoa Corp.	5	167
Alpha Metallurgical Resources, Inc.	5	812
Amcor Plc	41	412
American Vanguard Corp.	9	152
Amyris, Inc.(1)	87	90
AptarGroup, Inc.	2	210
Arconic Corp.(1)	40	1,172
Ardagh Group SA - Class A(1)(2)(4)	0	4
Ardagh Metal Packaging SA	1,193	4,484
Ashland, Inc.	221	19,203
Aspen Aerogels, Inc.(1)	21	165
Avery Dennison Corp.	71	12,195
Avient Corp.	572	23,404
Axalta Coating Systems Ltd.(1)	855	28,048
Ball Corp.	9	498
Berry Global Group, Inc.	287	18,451
Caledonia Mining Corp. Plc	5	58
Carpenter Technology Corp.	20	1,106
Celanese Corp. - Class A	3	318
CF Industries Holdings, Inc.	5	377
Chase Corp.(2)	0	15
Chemours Co.	275	10,139
Clearwater Paper Corp.(1)	6	201
Cleveland-Cliffs, Inc.(1)	14	237
Coeur Mining, Inc.(1)	129	367
Commercial Metals Co.	48	2,505
Constellium SE - Class A(1)	362	6,225
Contango ORE, Inc.(1)	1	15
Core Molding Technologies, Inc.(1)	2	55
Corteva, Inc.	293	16,792
Crown Holdings, Inc.	122	10,641
Dakota Gold Corp.(1)	5	14
Danimer Scientific, Inc.(1)	35	83
Dow, Inc.	54	2,865
DuPont de Nemours, Inc.	224	15,997
Eagle Materials, Inc.(2)	0	62
Eastman Chemical Co.	64	5,399
Ecovyst, Inc.(1)	197	2,259
Element Solutions, Inc.	1,093	20,990
FMC Corp.	196	20,441
Freeport-McMoRan, Inc.	515	20,613
FutureFuel Corp.	10	91
Ginkgo Bioworks Holdings, Inc.(1)	39	72
Glatfelter Corp.(1)	20	60
Graphic Packaging Holding Co.	658	15,812
Greif, Inc. - Class A	96	6,605
Greif, Inc. - Class B	2	142
Haynes International, Inc.	5	247
HB Fuller Co.	191	13,681
Hecla Mining Co.	193	993
Huntsman Corp.	170	4,600
i-80 Gold Corp.(1)	66	150
Ingevity Corp.(1)	74	4,282
Innospec, Inc.	1	108
International Flavors & Fragrances, Inc.	7	570
International Paper Co.	10	307
Intrepid Potash, Inc.(1)	5	105
Kaiser Aluminum Corp.	51	3,679
Knife River Corp.(1)	260	11,310
Koppers Holdings, Inc.	92	3,135
Kronos Worldwide, Inc.	11	92

Louisiana-Pacific Corp.	2	134
LSB Industries, Inc.(1)	22	218
LyondellBasell Industries NV - Class A	66	6,090
Martin Marietta Materials, Inc.	2	797
Materion Corp.	121	13,859
Mativ Holdings, Inc.	72	1,092
Minerals Technologies, Inc.	69	3,982
Mosaic Co.	140	4,893
MP Materials Corp.(1)	3	66
NewMarket Corp.	3	1,285
Nucor Corp.	7	1,153
O-I Glass, Inc.(1)	233	4,967
Olin Corp.	4	185
Olympic Steel, Inc.	4	200
Origin Materials, Inc.(1)	42	178
Packaging Corp. of America	2	325
Pactiv Evergreen, Inc.	253	1,919
Perimeter Solutions SA(1)	63	385
Piedmont Lithium, Inc.(1)	5	277
PolyMet Mining Corp.(1)	17	13
PPG Industries, Inc.	123	18,218
PureCycle Technologies, Inc.(1)	37	397
Quaker Chemical Corp.	31	6,069
Ramaco Resources, Inc. - Class A	9	76
Ramaco Resources, Inc. - Class B(1)	2	19
Ranpak Holdings Corp. - Class A(1)	18	81
Rayonier Advanced Materials, Inc.(1)	27	116
Reliance Steel & Aluminum Co.	32	8,751
Royal Gold, Inc.	2	209
RPM International, Inc.	3	256
Ryerson Holding Corp.	9	382
Schnitzer Steel Industries, Inc. - Class A	11	322
Sealed Air Corp.	88	3,507
Silgan Holdings, Inc.	332	15,590
Sonoco Products Co.	3	161
SSR Mining, Inc.	6	81
Steel Dynamics, Inc.	97	10,529
Stepan Co.	8	721
Summit Materials, Inc. - Class A(1)	48	1,827
SunCoke Energy, Inc.	32	250
Sylvamo Corp.	103	4,178
Teck Resources Ltd. - Class B	139	5,861
TimkenSteel Corp.(1)	18	381
Tredegar Corp.	9	61
TriMas Corp.	317	8,726
Trinseo Plc	38	479
Tronox Holdings Plc - Class A	51	652
United States Steel Corp.	6	157
Valhi, Inc.	2	23
Vulcan Materials Co.	113	25,559
Warrior Met Coal, Inc.	21	819
Westlake Corp.	1	108
Westrock Co.	76	2,223
Worthington Industries, Inc.	12	867

Total Materials		474,086

Real Estate – 6.18%
Acadia Realty Trust	27	394
Agree Realty Corp.	3	165
Alexander & Baldwin, Inc.	31	576
Alexandria Real Estate Equities, Inc.	5	541
Alpine Income Property Trust, Inc.	5	78

American Assets Trust, Inc.	21	406
American Homes 4 Rent - Class A	217	7,675
American Realty Investors, Inc.(1)	1	14
Americold Realty Trust, Inc.	7	242
Anywhere Real Estate, Inc.(1)	42	278
Apartment Income REIT Corp.	4	152
Apartment Investment & Management Co. - Class A	60	509
Apple Hospitality REIT, Inc.	347	5,250
Armada Hoffler Properties, Inc.	29	335
AvalonBay Communities, Inc.	4	740
Boston Properties, Inc.	4	251
Braemar Hotels & Resorts, Inc.	28	111
Brandywine Realty Trust	292	1,360
Brixmor Property Group, Inc.	554	12,195
Broadstone Net Lease, Inc. - Class A	717	11,063
BRT Apartments Corp.	4	86
Camden Property Trust	3	314
CareTrust REIT, Inc.	109	2,161
CBL & Associates Properties, Inc.	3	59
CBRE Group, Inc. - Class A(1)	9	700
Centerspace	7	410
Chatham Lodging Trust	126	1,175
City Office REIT, Inc.	135	753
Clipper Realty, Inc.	1	3
Community Healthcare Trust, Inc.	3	96
Compass, Inc. - Class A(1)	20	69
Corporate Office Properties Trust	47	1,113
CoStar Group, Inc.(1)	6	570
Cousins Properties, Inc.	4	96
CTO Realty Growth, Inc.	8	141
CubeSmart	454	20,265
Cushman & Wakefield Plc(1)	459	3,755
DiamondRock Hospitality Co.	90	722
Digital Realty Trust, Inc.	8	925
DigitalBridge Group, Inc.	48	700
Diversified Healthcare Trust	365	821
Douglas Elliman, Inc.	37	81
Douglas Emmett, Inc.	410	5,151
Easterly Government Properties, Inc. - Class A	111	1,614
EastGroup Properties, Inc.	32	5,542
Elme Communities	37	615
Empire State Realty Trust, Inc. - Class A	1,044	7,819
EPR Properties	104	4,860
Equity Commonwealth	44	886
Equity LifeStyle Properties, Inc.	96	6,440
Equity Residential	162	10,695
Essential Properties Realty Trust, Inc.	55	1,305
Essex Property Trust, Inc.	42	9,812
Extra Space Storage, Inc.	3	519
Farmland Partners, Inc.	20	246
Federal Realty Investment Trust	2	218
First Industrial Realty Trust, Inc.	4	193
Forestar Group, Inc.(1)	7	156
Four Corners Property Trust, Inc.	140	3,555
Franklin Street Properties Corp.	117	170
FRP Holdings, Inc.(1)	2	142
Gaming & Leisure Properties, Inc.	7	339
Getty Realty Corp.	19	652
Gladstone Commercial Corp.	16	200
Gladstone Land Corp.	14	222
Global Medical REIT, Inc.	28	259

Global Net Lease, Inc.	327	3,362
Healthcare Realty Trust, Inc. - Class A	11	199
Healthpeak Properties, Inc.	366	7,356
Hersha Hospitality Trust - Class A	17	101
Highwoods Properties, Inc.	98	2,340
Host Hotels & Resorts, Inc.	336	5,651
Howard Hughes Corp.(1)	1	74
Hudson Pacific Properties, Inc.	19	80
Independence Realty Trust, Inc.	92	1,679
Industrial Logistics Properties Trust	114	375
Innovative Industrial Properties, Inc. - Class A	12	846
InvenTrust Properties Corp.	30	704
Invitation Homes, Inc.	17	584
Iron Mountain, Inc.	4	230
JBG SMITH Properties	45	673
Jones Lang LaSalle, Inc.(1)	46	7,188
Kennedy-Wilson Holdings, Inc.	50	810
Kilroy Realty Corp.	3	98
Kimco Realty Corp.	17	332
Kite Realty Group Trust	212	4,737
Lamar Advertising Co. - Class A	128	12,707
Life Storage, Inc.	2	313
LTC Properties, Inc.	18	602
LXP Industrial Trust	888	8,660
Macerich Co.	92	1,038
Marcus & Millichap, Inc.	7	219
Medical Properties Trust, Inc.	335	3,099
Mid-America Apartment Communities, Inc.	3	490
National Health Investors, Inc.	43	2,258
National Storage Affiliates Trust	203	7,070
Necessity Retail REIT, Inc.	55	371
NETSTREIT Corp.	83	1,490
Newmark Group, Inc. - Class A	61	377
NexPoint Diversified Real Estate Trust	13	163
NexPoint Residential Trust, Inc.	7	327
NNN REIT, Inc.	5	216
Office Properties Income Trust	118	908
Omega Healthcare Investors, Inc.	195	5,985
One Liberty Properties, Inc.	6	123
Opendoor Technologies, Inc.(1)	217	871
Orion Office REIT, Inc.	26	175
Outfront Media, Inc.	36	568
Paramount Group, Inc.	481	2,129
Park Hotels & Resorts, Inc.	6	78
Peakstone Realty Trust	12	322
Pebblebrook Hotel Trust	536	7,468
Phillips Edison & Co., Inc.	423	14,415
Physicians Realty Trust	246	3,448
Piedmont Office Realty Trust, Inc. - Class A	252	1,828
Plymouth Industrial REIT, Inc.	584	13,434
Postal Realty Trust, Inc. - Class A	6	88
PotlatchDeltic Corp.	337	17,785
Rayonier, Inc.	259	8,125
RE/MAX Holdings, Inc. - Class A	7	137
Realty Income Corp.	18	1,103
Regency Centers Corp.	239	14,786
Retail Opportunity Investments Corp.	55	738
Rexford Industrial Realty, Inc.	104	5,426
RLJ Lodging Trust	70	724
RMR Group, Inc. - Class A	3	63
RPT Realty	36	378

Ryman Hospitality Properties, Inc.	116	10,821
Sabra Health Care REIT, Inc.	387	4,560
Safehold, Inc.	13	310
Saul Centers, Inc.	1	30
SBA Communications Corp. - Class A	20	4,705
Service Properties Trust	224	1,946
Simon Property Group, Inc.	175	20,163
SITE Centers Corp.	82	1,081
SL Green Realty Corp.	5	163
Spirit Realty Capital, Inc.	4	154
STAG Industrial, Inc.	5	177
Star Holdings(1)	6	83
Stratus Properties, Inc.	2	59
Summit Hotel Properties, Inc.	124	808
Sun Communities, Inc.	3	348
Sunstone Hotel Investors, Inc.	89	903
Tanger Factory Outlet Centers, Inc.	250	5,517
Tejon Ranch Co.(1)	5	90
Terreno Realty Corp.	33	1,955
Transcontinental Realty Investors, Inc.(1)(2)	0	17
UDR, Inc.	226	9,718
UMH Properties, Inc.	109	1,745
Uniti Group, Inc.	402	1,856
Urban Edge Properties	51	783
Urstadt Biddle Properties, Inc. - Class A	12	247
Ventas, Inc.	11	524
Veris Residential, Inc.(1)	33	523
VICI Properties, Inc. - Class A	288	9,059
Vornado Realty Trust	5	88
Welltower, Inc.	163	13,173
Weyerhaeuser Co.	262	8,769
Whitestone REIT - Class B	21	204
WP Carey, Inc.	6	398
Xenia Hotels & Resorts, Inc.	36	440
Zillow Group, Inc. - Class A(1)	2	77
Zillow Group, Inc. - Class C(1)	4	220

Total Real Estate		418,598

Utilities – 5.42%
AES Corp.	7	150
ALLETE, Inc.	43	2,470
Alliant Energy Corp.	524	27,523
Altus Power, Inc. - Class A(1)	25	138
Ameren Corp.	326	26,612
American Electric Power Co., Inc.	158	13,325
American Water Works Co., Inc.	5	777
Artesian Resources Corp. - Class A(2)	0	21
Atmos Energy Corp.	4	471
Avangrid, Inc.	2	75
Avista Corp.	29	1,128
Black Hills Corp.	212	12,780
Brookfield Infrastructure Corp. - Class A	36	1,624
Brookfield Renewable Corp. - Class A	4	112
California Water Service Group	15	793
CenterPoint Energy, Inc.	920	26,827
Chesapeake Utilities Corp.	2	278
Clearway Energy, Inc. - Class A	1	28
Clearway Energy, Inc. - Class C	2	69
CMS Energy Corp.	459	26,937
Consolidated Edison, Inc.	10	877
Consolidated Water Co. Ltd.	4	104
Constellation Energy Corp.	9	838

DTE Energy Co.		94	10,331
Edison International		11	735
Entergy Corp.		163	15,883
Essential Utilities, Inc.		7	269
Evergy, Inc.		457	26,717
Eversource Energy		10	687
FirstEnergy Corp.		269	10,474
Genie Energy Ltd. - Class B		4	58
Hawaiian Electric Industries, Inc.		3	110
IDACORP, Inc.		1	143
MGE Energy, Inc.		92	7,298
National Fuel Gas Co.		140	7,181
New Jersey Resources Corp.		208	9,798
NiSource, Inc.		12	315
Northwest Natural Holding Co.		27	1,163
NorthWestern Corp.		25	1,394
NRG Energy, Inc.		231	8,634
OGE Energy Corp.		6	200
ONE Gas, Inc.		263	20,179
Ormat Technologies, Inc.		8	640
Otter Tail Corp.		8	629
PG&E Corp.(1)		50	871
Pinnacle West Capital Corp.		3	255
PNM Resources, Inc.		31	1,383
Portland General Electric Co.		283	13,264
PPL Corp.		20	542
Public Service Enterprise Group, Inc.		14	870
RGC Resources, Inc.		2	41
SJW Group		13	904
Southwest Gas Holdings, Inc.		69	4,372
Spire, Inc.		21	1,308
Sunnova Energy International, Inc.(1)		21	386
UGI Corp.		560	15,097
Unitil Corp.		4	214
Vistra Corp.		1,253	32,899
WEC Energy Group, Inc.		308	27,196
Xcel Energy, Inc.		15	958

Total Utilities			367,355

Total Common Stocks (Cost: $5,141,057)			6,563,778

EXCHANGE TRADED FUNDS – 0.42%
iShares Russell Mid-Capital Value ETF		260	28,513

Total Exchange Traded Funds (Cost: $29,658)			28,513

SHORT-TERM INVESTMENTS – 3.16%
Money Market Funds – 3.12%
Goldman Sachs Financial Square Government Fund - Class I, 5.02%(3)		211,376	211,376

Total Money Market Funds (Cost: $211,376)			211,376

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.04%
ANZ, London, 4.57% due 07/03/2023		$845	845
Brown Brothers Harriman, 2.47% due 07/03/2023(2)	SEK	0	0
JP Morgan, New York, 4.57% due 07/03/2023		$1,717	1,717
Sumitomo, Tokyo, 4.57% due 07/03/2023		321	321

Total Time Deposits (Cost: $2,883)			2,883

Total Short-Term Investments (Cost: $214,259)			214,259

TOTAL INVESTMENTS IN SECURITIES – 100.50% (Cost: $5,384,974)			6,806,550

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.50)%	(34,061)

TOTAL NET ASSETS – 100.00%	$6,772,489

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

SEK Swedish Krona

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $7, which represents 0.00% of total net assets.
(5)	Security that is restricted at June 30, 2023. The value of these securities totals $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
38	E-mini Russell 2000 Future	Sep. 2023	$3,528	$3,617	$89
6	S&P 500 E-mini Future	Sep. 2023	1,313	1,347	34

					$123

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

June 30, 2023

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.02%
Communication Services – 2.32%
AMC Networks, Inc. - Class A(1)	16	$191
Cable One, Inc.	4	2,399
Cogent Communications Holdings, Inc.	1	45
Criteo SA - ADR(1)	59	2,007
Daily Journal Corp.(1)	1	168
EW Scripps Co. - Class A(1)	20	185
Gray Television, Inc.	17	135
Iridium Communications, Inc.	4	271
John Wiley & Sons, Inc. - Class A	7	226
Liberty Broadband Corp. - Class A(1)	3	247
Liberty Broadband Corp. - Class C(1)	1	90
Liberty Latin America Ltd. - Class A(1)	10	90
Liberty Latin America Ltd. - Class C(1)	18	152
Liberty Media Corp.-Liberty Formula One - Class C(1)	21	1,608
Lumen Technologies, Inc.	86	194
Madison Square Garden Entertainment Corp. - Class A(1)	1	39
Madison Square Garden Sports Corp. - Class A	1	96
Match Group, Inc.(1)	27	1,145
News Corp. - Class B	1	28
Nexstar Media Group, Inc. - Class A	20	3,319
Omnicom Group, Inc.(2)	0	32
Pinterest, Inc. - Class A(1)	8	212
Radius Global Infrastructure, Inc. - Class A(1)	12	179
ROBLOX Corp. - Class A(1)	1	54
Roku, Inc. - Class A(1)	4	239
Shutterstock, Inc.	3	158
Sphere Entertainment Co.(1)	1	32
Spotify Technology SA(1)	2	350
Take-Two Interactive Software, Inc.(1)	9	1,375
TEGNA, Inc.	12	199
Telephone & Data Systems, Inc.	23	185
Trade Desk, Inc. - Class A(1)	23	1,756
TrueCar, Inc.(1)	33	73
Vivid Seats, Inc. - Class A(1)	9	74
Warner Bros Discovery, Inc.(1)	16	196
Yelp, Inc. - Class A(1)	6	235
Ziff Davis, Inc.(1)	5	340
ZoomInfo Technologies, Inc. - Class A(1)	39	985

Total Communication Services		19,309

Consumer Discretionary – 11.80%
Abercrombie & Fitch Co. - Class A(1)	2	69
Academy Sports & Outdoors, Inc.	3	184
Accel Entertainment, Inc. - Class A(1)	10	106
Adient Plc(1)	2	80
ADT, Inc.	165	994
Adtalem Global Education, Inc.(1)	1	26
Advance Auto Parts, Inc.	2	176
American Axle & Manufacturing Holdings, Inc.(1)	4	33
Aptiv Plc(1)	16	1,595
Aramark	24	1,054
Asbury Automotive Group, Inc.(1)	1	270

AutoZone, Inc.(1)	1	1,521
Bath & Body Works, Inc.	43	1,618
Best Buy Co., Inc.	6	479
Booking Holdings, Inc.(1)(2)	0	367
BorgWarner, Inc.(2)	0	20
Bright Horizons Family Solutions, Inc.(1)	7	620
Burlington Stores, Inc.(1)	6	1,018
Caesars Entertainment, Inc.(1)	1	67
CarMax, Inc.(1)	2	194
Carriage Services, Inc. - Class A	6	206
Century Communities, Inc.	3	249
Chipotle Mexican Grill, Inc. - Class A(1)	1	2,503
Choice Hotels International, Inc.(2)	0	51
Churchill Downs, Inc.	8	1,054
Coursera, Inc.(1)	2	28
Cracker Barrel Old Country Store, Inc.	1	49
Crocs, Inc.(1)	17	1,877
Dana, Inc.	58	984
Darden Restaurants, Inc.(2)	0	29
Dave & Buster’s Entertainment, Inc.(1)	1	30
Deckers Outdoor Corp.(1)	5	2,722
Dine Brands Global, Inc.	21	1,247
Domino’s Pizza, Inc.	4	1,260
DoorDash, Inc. - Class A(1)	3	214
Dorman Products, Inc.(1)	1	101
DR Horton, Inc.	21	2,605
eBay, Inc.	2	86
Etsy, Inc.(1)	4	316
Expedia Group, Inc.(1)	2	247
Five Below, Inc.(1)	14	2,790
Floor & Decor Holdings, Inc. - Class A(1)	34	3,513
Foot Locker, Inc.	30	826
Fox Factory Holding Corp.(1)	33	3,578
Frontdoor, Inc.(1)	10	309
Garmin Ltd.	4	414
Genesco, Inc.(1)	1	17
Gentex Corp.	2	48
G-III Apparel Group Ltd.(1)	14	263
Goodyear Tire & Rubber Co.(1)	126	1,721
Graham Holdings Co. - Class B(2)	0	34
Green Brick Partners, Inc.(1)	1	72
Group 1 Automotive, Inc.	1	387
Helen of Troy Ltd.(1)	5	553
Hilton Grand Vacations, Inc.(1)	46	2,104
Hilton Worldwide Holdings, Inc.	14	1,991
International Game Technology Plc	1	46
Jack in the Box, Inc.	3	258
KB Home	26	1,359
Kontoor Brands, Inc.	4	171
Krispy Kreme, Inc.	2	35
Las Vegas Sands Corp.(1)	10	596
La-Z-Boy, Inc.	1	18
LCI Industries	1	114
Lear Corp.	8	1,149
Lennar Corp. - Class A	1	99
LGI Homes, Inc.(1)	1	171
Light & Wonder, Inc.(1)	4	253
Lithia Motors, Inc. - Class A	1	189
LKQ Corp.	90	5,257
Lululemon Athletica, Inc.(1)	4	1,507
Luminar Technologies, Inc. - Class A(1)	26	177

Meritage Homes Corp.	2	269
MGM Resorts International	6	260
Monro, Inc.	1	23
National Vision Holdings, Inc.(1)	16	394
Nordstrom, Inc.	1	30
Norwegian Cruise Line Holdings Ltd.(1)	29	622
NVR, Inc.(1)(2)	0	108
Oxford Industries, Inc.(2)	0	45
Papa John’s International, Inc.	17	1,264
Patrick Industries, Inc.	1	61
Penske Automotive Group, Inc.(2)	0	55
Planet Fitness, Inc. - Class A(1)	25	1,663
Pool Corp.	12	4,460
PulteGroup, Inc.	36	2,803
PVH Corp.	21	1,810
Ralph Lauren Corp. - Class A	18	2,219
Red Rock Resorts, Inc. - Class A	1	41
RH(1)	3	1,051
Rivian Automotive, Inc. - Class A(1)	11	181
Ross Stores, Inc.	8	846
Royal Caribbean Cruises Ltd.(1)	9	982
Sally Beauty Holdings, Inc.(1)	105	1,297
SeaWorld Entertainment, Inc.(1)	2	136
Shoe Carnival, Inc.	2	53
Signet Jewelers Ltd.	2	143
Six Flags Entertainment Corp.(1)	4	114
Sonic Automotive, Inc. - Class A	1	55
Sonos, Inc.(1)	2	28
Steven Madden Ltd.	3	92
Strategic Education, Inc.	2	106
Tapestry, Inc.	56	2,389
Taylor Morrison Home Corp. - Class A(1)	39	1,893
Tempur Sealy International, Inc.	1	45
Texas Roadhouse, Inc. - Class A	21	2,372
Topgolf Callaway Brands Corp.(1)	8	156
Tractor Supply Co.	20	4,324
Travel + Leisure Co.	1	39
Ulta Beauty, Inc.(1)(2)	0	48
Urban Outfitters, Inc.(1)	2	68
Vail Resorts, Inc.	6	1,514
VF Corp.	12	236
Visteon Corp.(1)	1	197
Wendy’s Co.	45	986
Whirlpool Corp.	1	139
Williams-Sonoma, Inc.	12	1,504
Wingstop, Inc.	10	1,934
Wyndham Hotels & Resorts, Inc.	12	792
YETI Holdings, Inc.(1)	5	210
Yum China Holdings, Inc.	34	1,938
Yum! Brands, Inc.(2)	0	23

Total Consumer Discretionary		98,386

Consumer Staples – 3.40%
Albertsons Companies, Inc. - Class A	11	235
Andersons, Inc.	4	206
BellRing Brands, Inc.(1)	1	39
BJ’s Wholesale Club Holdings, Inc.(1)	31	1,924
Cal-Maine Foods, Inc.	1	41
Campbell Soup Co.	4	197
Casey’s General Stores, Inc.	6	1,385
Celsius Holdings, Inc.(1)	4	558
Central Garden & Pet Co. - Class A(1)	6	235

Church & Dwight Co., Inc.	64	6,429
Clorox Co.	1	218
Coca-Cola Consolidated, Inc.(2)	0	44
Constellation Brands, Inc. - Class A	4	943
Darling Ingredients, Inc.(1)	3	170
Dollar Tree, Inc.(1)	1	209
Edgewell Personal Care Co.	5	202
elf Beauty, Inc.(1)	1	151
Energizer Holdings, Inc.	1	17
Flowers Foods, Inc.	2	43
Hain Celestial Group, Inc.(1)	48	606
Herbalife Ltd.(1)	12	153
Hostess Brands, Inc. - Class A(1)	54	1,367
Ingles Markets, Inc. - Class A	1	52
John B Sanfilippo & Son, Inc.	1	96
Kellogg Co.	6	387
Keurig Dr Pepper, Inc.	111	3,460
Kroger Co.	5	244
Lancaster Colony Corp.	1	139
Medifast, Inc.	2	203
MGP Ingredients, Inc.	1	81
Mission Produce, Inc.(1)	14	164
Nature’s Sunshine Products, Inc.(1)	12	168
Nomad Foods Ltd.(1)	115	2,012
Nu Skin Enterprises, Inc. - Class A	10	322
Performance Food Group Co.(1)	1	65
PriceSmart, Inc.	1	98
Primo Water Corp.	13	157
Reynolds Consumer Products, Inc.	133	3,746
Simply Good Foods Co.(1)	5	179
Sprouts Farmers Market, Inc.(1)	2	57
TreeHouse Foods, Inc.(1)	3	146
United Natural Foods, Inc.(1)	7	132
Universal Corp.	2	75
Vector Group Ltd.	15	191
Village Super Market, Inc. - Class A	1	15
WD-40 Co.	2	471
Weis Markets, Inc.	4	288

Total Consumer Staples		28,320

Energy – 4.50%
Antero Resources Corp.(1)	8	189
APA Corp.	6	215
Arch Resources, Inc.	1	122
Baker Hughes Co. - Class A	61	1,913
Berry Corp.	3	23
Bristow Group, Inc.(1)	1	28
California Resources Corp.	10	454
Callon Petroleum Co.(1)	4	153
Cameco Corp.	77	2,409
ChampionX Corp.	69	2,133
Cheniere Energy, Inc.	11	1,645
Chesapeake Energy Corp.	4	299
Chord Energy Corp.	2	374
Civitas Resources, Inc.	3	242
CNX Resources Corp.(1)	13	237
CONSOL Energy, Inc.(2)	0	25
Coterra Energy, Inc.	11	271
Crescent Energy Co. - Class A	15	156
CVR Energy, Inc.	5	162
Delek U.S. Holdings, Inc.	7	163
Denbury, Inc.(1)	12	1,071

Devon Energy Corp.	20	950
Diamondback Energy, Inc.	3	365
Dorian LPG Ltd.	5	139
Dril-Quip, Inc.(1)	1	24
EOG Resources, Inc.	24	2,730
EQT Corp.	67	2,758
Equitrans Midstream Corp.	18	174
Expro Group Holdings NV(1)	4	65
Green Plains, Inc.(1)	6	180
Halliburton Co.	12	408
Helmerich & Payne, Inc.	9	303
Hess Corp.	4	554
HF Sinclair Corp.	31	1,370
International Seaways, Inc.	6	217
Kosmos Energy Ltd.(1)	34	204
Liberty Energy, Inc. - Class A	13	170
Magnolia Oil & Gas Corp. - Class A	100	2,098
Marathon Oil Corp.	13	290
Murphy Oil Corp.	8	291
NexTier Oilfield Solutions, Inc.(1)	4	35
Noble Corp. Plc(1)	5	215
NOV, Inc.	40	646
ONEOK, Inc.(2)	0	23
Patterson-UTI Energy, Inc.	20	236
PBF Energy, Inc. - Class A	4	164
PDC Energy, Inc.	3	242
Peabody Energy Corp.	5	114
Permian Resources Corp. - Class A	21	228
Phillips 66	2	192
ProPetro Holding Corp.(1)	32	261
REX American Resources Corp.(1)	3	117
Ring Energy, Inc.(1)	77	132
RPC, Inc.	4	32
Scorpio Tankers, Inc.	1	50
Sitio Royalties Corp. - Class A	43	1,118
SM Energy Co.	10	307
Solaris Oilfield Infrastructure, Inc. - Class A	2	19
Southwestern Energy Co.(1)	28	169
Targa Resources Corp.	3	245
TechnipFMC Plc(1)	37	615
Teekay Corp.(1)	35	212
Texas Pacific Land Corp.(2)	0	130
Tidewater, Inc.(1)	57	3,134
Valaris Ltd.(1)	3	206
Valero Energy Corp.	17	2,005
Vitesse Energy, Inc.	16	356
Williams Companies, Inc.	20	643
World Kinect Corp.	4	79

Total Energy		37,499

Financials – 13.08%
1st Source Corp.	1	30
Affiliated Managers Group, Inc.	1	117
Aflac, Inc.	2	148
AGNC Investment Corp.	15	151
Allstate Corp.	31	3,401
Ally Financial, Inc.	9	235
American Equity Investment Life Holding Co.	4	187
American Financial Group, Inc.	11	1,260
Ameriprise Financial, Inc.(2)	0	52
AMERISAFE, Inc.	4	213
Annaly Capital Management, Inc.	167	3,348

Apollo Commercial Real Estate Finance, Inc.	10	118
Apollo Global Management, Inc.	4	310
Arbor Realty Trust, Inc.	6	84
Arch Capital Group Ltd.(1)	75	5,607
Ares Management Corp. - Class A	15	1,413
Argo Group International Holdings Ltd.	2	59
ARMOUR Residential REIT, Inc.	21	112
Arrow Financial Corp.	9	176
Arthur J. Gallagher & Co.	4	986
Associated Banc-Corp.	2	29
Atlantic Union Bankshares Corp.	1	18
Axis Capital Holdings Ltd.	10	546
Axos Financial, Inc.(1)	6	238
BancFirst Corp.	5	432
Banco Latinoamericano de Comercio Exterior SA - Class E	9	206
Bank First Corp.	1	56
Bank of Hawaii Corp.	7	303
Bank of Marin Bancorp	17	296
BankUnited, Inc.	23	486
Blackstone Mortgage Trust, Inc. - Class A	16	333
Bread Financial Holdings, Inc.	5	171
Bridgewater Bancshares, Inc.(1)	19	192
BrightSpire Capital, Inc. - Class A	13	88
Brookline Bancorp, Inc.	30	260
Brown & Brown, Inc.	59	4,097
BRP Group, Inc. - Class A(1)	17	413
Byline Bancorp, Inc.	1	19
Cadence Bank	8	148
Cambridge Bancorp	5	249
Cannae Holdings, Inc.(1)	2	45
Capital City Bank Group, Inc.	6	189
CBOE Global Markets, Inc.	13	1,843
Central Pacific Financial Corp.	11	174
Chimera Investment Corp.	9	52
Cincinnati Financial Corp.(2)	0	41
Citizens Financial Group, Inc.	13	337
City Holding Co.	1	100
Claros Mortgage Trust, Inc.	4	49
CNA Financial Corp.	1	32
CNO Financial Group, Inc.	7	160
Cohen & Steers, Inc.	1	38
Coinbase Global, Inc. - Class A(1)	4	291
Columbia Financial, Inc.(1)	2	35
Comerica, Inc.	48	2,038
Commerce Bancshares, Inc.	8	407
Community Bank System, Inc.	37	1,716
Community Trust Bancorp, Inc.(2)	0	1
Compass Diversified Holdings	9	193
Cullen/Frost Bankers, Inc.	16	1,745
Customers Bancorp, Inc.(1)	9	262
CVB Financial Corp.	21	274
Diamond Hill Investment Group, Inc.(2)	0	24
Dime Community Bancshares, Inc.	17	302
Discover Financial Services	18	2,113
Eastern Bankshares, Inc.	18	226
Employers Holdings, Inc.	4	134
Enact Holdings, Inc.	11	276
Enstar Group Ltd.(1)	1	256
Essent Group Ltd.	5	234
Euronet Worldwide, Inc.(1)	31	3,605
Evercore, Inc. - Class A(2)	0	31

Everest Re Group Ltd.	6	2,166
EVERTEC, Inc.	3	100
FactSet Research Systems, Inc.	4	1,620
Farmers National Banc Corp.	3	35
Fifth Third Bancorp	86	2,257
Financial Institutions, Inc.	18	290
First Bancorp	146	1,790
First Bancshares, Inc.	1	33
First Citizens BancShares, Inc. - Class A	3	3,254
First Commonwealth Financial Corp.	12	155
First Community Bankshares, Inc.	1	39
First Financial Bancorp	2	40
First Financial Bankshares, Inc.	10	294
First Financial Corp.	1	28
First Hawaiian, Inc.	60	1,089
First Interstate BancSystem, Inc. - Class A	10	244
First of Long Island Corp.	16	195
FirstCash Holdings, Inc.	1	133
FleetCor Technologies, Inc.(1)	1	321
Flushing Financial Corp.	19	229
FNB Corp.	2	23
Franklin BSP Realty Trust, Inc.	8	111
Fulton Financial Corp.	31	374
Genworth Financial, Inc. - Class A(1)	39	193
German American Bancorp, Inc.	1	37
Glacier Bancorp, Inc.	28	868
Global Payments, Inc.	5	458
Hamilton Lane, Inc. - Class A(2)	0	21
Hancock Whitney Corp.	4	152
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8	189
Hanover Insurance Group, Inc.	12	1,302
HBT Financial, Inc.	4	78
Heartland Financial USA, Inc.	12	339
Heritage Commerce Corp.	19	160
Home Bancshares, Inc.	12	266
Horace Mann Educators Corp.	1	37
Horizon Bancorp, Inc.	23	242
Houlihan Lokey, Inc. - Class A	10	988
Independent Bank Corp.	3	48
Independent Bank Corp.	3	147
Independent Bank Group, Inc.	10	350
Invesco Mortgage Capital, Inc.	18	201
Jack Henry & Associates, Inc.	3	419
Jackson Financial, Inc. - Class A	1	21
Kemper Corp.	30	1,458
KeyCorp	55	511
Kinsale Capital Group, Inc.	4	1,423
KKR & Co., Inc. - Class Miscella	1	62
Ladder Capital Corp. - Class A	21	224
Lakeland Bancorp, Inc.	8	109
Loews Corp.	31	1,829
LPL Financial Holdings, Inc.	10	2,148
M&T Bank Corp.	3	344
Macatawa Bank Corp.	15	136
Marqeta, Inc. - Class A(1)	32	154
MBIA, Inc.(1)	8	66
Metropolitan Bank Holding Corp.(1)	4	122
MFA Financial, Inc.	6	72
Moelis & Co. - Class A	34	1,538
Morningstar, Inc.	3	644
Mr Cooper Group, Inc.(1)	2	80

MSCI, Inc. - Class A	3	1,397
National Western Life Group, Inc. - Class A	1	276
NBT Bancorp, Inc.	1	34
New York Community Bancorp, Inc.	30	335
New York Mortgage Trust, Inc.	10	95
NMI Holdings, Inc. - Class A(1)	2	61
Northfield Bancorp, Inc.	3	36
OFG Bancorp	2	65
Old Second Bancorp, Inc.	5	63
Open Lending Corp. - Class A(1)	29	304
Orchid Island Capital, Inc. - Class A	15	157
Pacific Premier Bancorp, Inc.	17	353
PacWest Bancorp	22	178
Park National Corp.	2	230
Peapack Gladstone Financial Corp.	1	31
Pinnacle Financial Partners, Inc.	3	145
Premier Financial Corp.	12	200
Primis Financial Corp.	44	374
PROG Holdings, Inc.(1)	1	35
Progressive Corp.	8	1,099
Prosperity Bancshares, Inc.	7	379
Provident Financial Services, Inc.	4	71
Prudential Financial, Inc.(2)	0	29
QCR Holdings, Inc.(2)	0	18
Radian Group, Inc.	10	252
RBB Bancorp	19	231
Ready Capital Corp.	14	155
Redwood Trust, Inc.	9	55
Regions Financial Corp.	72	1,282
Reinsurance Group of America, Inc. - Class A	12	1,692
Remitly Global, Inc.(1)	45	849
Republic Bancorp, Inc. - Class A	8	321
RLI Corp.	24	3,222
Rocket Companies, Inc. - Class A(1)	4	33
Ryan Specialty Holdings, Inc. - Class A(1)	14	628
S&P Global, Inc.	2	843
S&T Bancorp, Inc.	3	90
Safety Insurance Group, Inc.(2)	0	31
Sandy Spring Bancorp, Inc.	8	170
Seacoast Banking Corp. of Florida	12	268
SEI Investments Co.(2)	0	20
Selective Insurance Group, Inc.	19	1,846
Shift4 Payments, Inc. - Class A(1)	14	966
Shore Bancshares, Inc.	1	13
SiriusPoint Ltd.(1)	20	184
Southern First Bancshares, Inc.(1)	8	196
Stellar Bancorp, Inc.	12	265
Stewart Information Services Corp.	2	73
Stifel Financial Corp.	33	1,944
StoneCo Ltd. - Class A(1)	14	174
StoneX Group, Inc.(1)	3	242
Synchrony Financial	1	48
Synovus Financial Corp.	27	802
T Rowe Price Group, Inc.(2)	0	42
Texas Capital Bancshares, Inc.(1)	33	1,718
TFS Financial Corp.	18	223
Toast, Inc. - Class A(1)	60	1,355
Tompkins Financial Corp.	4	247
Tradeweb Markets, Inc. - Class A	14	965
Triumph Financial, Inc.(1)	4	218
TrustCo Bank Corp. NY	1	34

Two Harbors Investment Corp.	13	180
UMB Financial Corp.	5	283
Universal Insurance Holdings, Inc.	12	178
Virtu Financial, Inc. - Class A	14	234
Washington Federal, Inc.	2	52
Washington Trust Bancorp, Inc.	11	305
Waterstone Financial, Inc.	10	145
Webster Financial Corp.	22	834
Westamerica BanCorp	4	149
WEX, Inc.(1)	6	1,164
White Mountains Insurance Group Ltd.(2)	0	22
Wintrust Financial Corp.	16	1,181
Zions Bancorp N.A.	21	571

Total Financials		109,026

Healthcare – 12.60%
10X Genomics, Inc. - Class A(1)	27	1,534
Abiomed, Inc.(1)(2)(4)	0	—
Acadia Healthcare Co., Inc.(1)	32	2,585
ACADIA Pharmaceuticals, Inc.(1)	1	30
Adaptive Biotechnologies Corp.(1)	14	92
Addus HomeCare Corp.(1)	1	49
Agilent Technologies, Inc.	10	1,181
agilon health, Inc.(1)	9	163
Agios Pharmaceuticals, Inc.(1)	6	180
Akero Therapeutics, Inc.(1)	2	89
Alcon, Inc.	49	4,045
Alector, Inc.(1)	21	124
Align Technology, Inc.(1)	3	940
Alkermes Plc(1)	6	189
Alnylam Pharmaceuticals, Inc.(1)	5	1,006
Amedisys, Inc.(1)	4	396
American Well Corp. - Class A(1)	65	137
AmerisourceBergen Corp. - Class A(2)	0	54
Amicus Therapeutics, Inc.(1)	3	37
Amphastar Pharmaceuticals, Inc.(1)	3	157
Apellis Pharmaceuticals, Inc.(1)	12	1,103
Arrowhead Pharmaceuticals, Inc.(1)	7	252
AtriCure, Inc.(1)	4	220
Avanos Medical, Inc.(1)	4	102
Avantor, Inc.(1)	80	1,644
Axonics, Inc.(1)	21	1,053
Azenta, Inc.(1)	3	158
Beam Therapeutics, Inc.(1)	15	483
BioCryst Pharmaceuticals, Inc.(1)	2	14
Biogen, Inc.(1)	1	211
Biohaven Ltd.(1)(2)	0	5
BioMarin Pharmaceutical, Inc.(1)	2	190
Bio-Rad Laboratories, Inc. - Class A(1)(2)	0	40
Bio-Techne Corp.	60	4,873
Bridgebio Pharma, Inc.(1)	20	337
Bruker Corp.	26	1,900
Catalent, Inc.(1)	7	284
Celldex Therapeutics, Inc.(1)	1	23
Centene Corp.(1)	10	708
Charles River Laboratories International, Inc.(1)	19	4,045
Chemed Corp.	5	2,741
Computer Programs & Systems, Inc.(1)	3	74
Cooper Companies, Inc.	6	2,441
CorVel Corp.(1)	2	303
Crinetics Pharmaceuticals, Inc.(1)	6	107
Cymabay Therapeutics, Inc.(1)	12	135

Cytokinetics, Inc.(1)	8	255
DaVita, Inc.(1)	2	215
Deciphera Pharmaceuticals, Inc.(1)	2	23
Denali Therapeutics, Inc.(1)	1	25
Dentsply Sirona, Inc.	4	165
DexCom, Inc.(1)	19	2,449
Enanta Pharmaceuticals, Inc.(1)	7	153
Ensign Group, Inc.	2	162
Envista Holdings Corp.(1)	64	2,151
Erasca, Inc.(1)	59	163
Evolent Health, Inc. - Class A(1)	32	971
Exact Sciences Corp.(1)	25	2,340
Exelixis, Inc.(1)	49	932
Geron Corp.(1)	8	26
Glaukos Corp.(1)	4	254
Globus Medical, Inc. - Class A(1)	3	152
Haemonetics Corp.(1)	2	203
Halozyme Therapeutics, Inc.(1)	24	879
HealthEquity, Inc.(1)	3	220
Hologic, Inc.(1)	12	998
Horizon Therapeutics Plc(1)	10	1,069
ICON Plc(1)	13	3,159
IDEXX Laboratories, Inc.(1)	2	1,046
ImmunoGen, Inc.(1)	11	213
Inari Medical, Inc.(1)	23	1,334
Insmed, Inc.(1)	7	151
Inspire Medical Systems, Inc.(1)	4	1,354
Insulet Corp.(1)	7	2,102
Integer Holdings Corp.(1)	2	205
Integra LifeSciences Holdings Corp.(1)	36	1,475
Intellia Therapeutics, Inc.(1)	4	155
Intra-Cellular Therapies, Inc.(1)	3	186
Ionis Pharmaceuticals, Inc.(1)	4	163
Iovance Biotherapeutics, Inc.(1)	24	170
IQVIA Holdings, Inc.(1)	3	734
iRhythm Technologies, Inc.(1)	10	992
Ironwood Pharmaceuticals, Inc. - Class A(1)	5	53
IVERIC bio, Inc.(1)	2	84
Jazz Pharmaceuticals Plc(1)	5	574
Karuna Therapeutics, Inc.(1)	1	161
Krystal Biotech, Inc.(1)	2	188
Laboratory Corp. of America Holdings(2)	0	47
Lantheus Holdings, Inc.(1)	3	246
LeMaitre Vascular, Inc.	3	233
Ligand Pharmaceuticals, Inc.(1)(2)	0	18
Madrigal Pharmaceuticals, Inc.(1)	2	369
Maravai LifeSciences Holdings, Inc. - Class A(1)	12	146
Masimo Corp.(1)	1	173
McKesson Corp.	2	1,029
Medpace Holdings, Inc.(1)	1	181
Merit Medical Systems, Inc.(1)	5	397
Mettler-Toledo International, Inc.(1)	1	1,611
Molina Healthcare, Inc.(1)	1	370
Myriad Genetics, Inc.(1)	1	21
Natera, Inc.(1)	30	1,436
Neogen Corp.(1)	11	242
NeoGenomics, Inc.(1)	18	282
Neurocrine Biosciences, Inc.(1)	16	1,512
NGM Biopharmaceuticals, Inc.(1)	47	123
OmniAb, Inc. - Class CR3(1)(2)(4)(5)	0	—
OmniAb, Inc. - Class CR4(1)(2)(4)(5)	0	—

Omnicell, Inc.(1)	7	533
Option Care Health, Inc.(1)	15	476
Organon & Co.	9	193
Orthofix Medical, Inc.(1)	9	161
OrthoPediatrics Corp.(1)	4	187
Pacific Biosciences of California, Inc.(1)	28	369
Pacira BioSciences, Inc.(1)	4	174
Patterson Companies, Inc.	2	52
Pediatrix Medical Group, Inc.(1)	127	1,800
Phibro Animal Health Corp. - Class A	4	55
Phreesia, Inc.(1)	6	193
Prestige Consumer Healthcare, Inc.(1)	3	156
Progyny, Inc.(1)	5	199
Prothena Corp. Plc(1)	1	99
PTC Therapeutics, Inc.(1)	5	202
QIAGEN NV(1)	23	1,039
Quest Diagnostics, Inc.(2)	0	31
R1 RCM, Inc.(1)	14	259
Reata Pharmaceuticals, Inc. - Class A(1)	2	165
Relay Therapeutics, Inc.(1)	13	166
Repligen Corp.(1)	9	1,320
Replimune Group, Inc.(1)	8	182
ResMed, Inc.	6	1,209
Revance Therapeutics, Inc.(1)	1	34
REVOLUTION Medicines, Inc.(1)	3	71
Royalty Pharma Plc - Class A	16	503
Sage Therapeutics, Inc.(1)	4	189
Sangamo Therapeutics, Inc.(1)	133	173
Sarepta Therapeutics, Inc.(1)	11	1,240
Seagen, Inc.(1)	4	782
Select Medical Holdings Corp.	2	74
Shockwave Medical, Inc.(1)	7	2,031
Silk Road Medical, Inc.(1)	1	22
SomaLogic, Inc.(1)	59	136
SpringWorks Therapeutics, Inc.(1)	7	179
STAAR Surgical Co.(1)	3	182
Stevanato Group SpA	65	2,092
Supernus Pharmaceuticals, Inc.(1)	2	46
Surgery Partners, Inc.(1)	27	1,222
Surmodics, Inc.(1)	9	296
Syneos Health, Inc. - Class A(1)	23	961
Teleflex, Inc.	11	2,734
Tenet Healthcare Corp.(1)	3	205
Travere Therapeutics, Inc. - Class Preferre(1)	8	125
Twist Bioscience Corp.(1)	12	246
U.S. Physical Therapy, Inc.(2)	0	50
Ultragenyx Pharmaceutical, Inc.(1)	15	695
Universal Health Services, Inc. - Class B	5	865
Vaxcyte, Inc.(1)	2	115
Veeva Systems, Inc. - Class A(1)	1	211
Veracyte, Inc.(1)	1	31
Veradigm, Inc.(1)	3	41
Vir Biotechnology, Inc.(1)	4	89
West Pharmaceutical Services, Inc.	11	4,212
Xencor, Inc.(1)	3	74
Zimmer Biomet Holdings, Inc.	19	2,722

Total Healthcare		105,042

Industrials – 23.36%
AAON, Inc.	25	2,349
AAR Corp.(1)	1	56
ABM Industries, Inc.	5	209

Advanced Drainage Systems, Inc.	2	272
AECOM	21	1,755
AerCap Holdings NV(1)	85	5,415
Aerojet Rocketdyne Holdings, Inc.(1)	3	174
Aerovironment, Inc.(1)	2	185
AGCO Corp.(2)	0	65
Air Lease Corp. - Class A	16	673
Alamo Group, Inc.(2)	0	37
Alaska Air Group, Inc.(1)	42	2,227
Albany International Corp. - Class A	1	125
Alight, Inc. - Class A(1)	24	222
Allegion Plc	17	1,981
Ameresco, Inc. - Class A(1)	3	150
American Airlines Group, Inc.(1)	13	225
American Woodmark Corp.(1)	2	142
AMETEK, Inc.	8	1,257
AO Smith Corp.	1	98
API Group Corp.(1)	63	1,712
Applied Industrial Technologies, Inc.	1	203
ArcBest Corp.	3	252
Arcosa, Inc.	29	2,193
Array Technologies, Inc.(1)	5	121
ASGN, Inc.(1)	2	178
Atkore, Inc.(1)(2)	0	45
Axon Enterprise, Inc.(1)	1	136
AZEK Co., Inc. - Class A(1)	21	630
AZZ, Inc.	3	133
Barnes Group, Inc.	3	140
Beacon Roofing Supply, Inc.(1)	2	134
Bloom Energy Corp. - Class A(1)	1	18
Boise Cascade Co.	4	350
Booz Allen Hamilton Holding Corp. - Class A	8	936
BrightView Holdings, Inc.(1)	27	192
Builders FirstSource, Inc.(1)	14	1,939
CACI International, Inc. - Class A(1)	4	1,295
Carlisle Companies, Inc.	17	4,458
Carrier Global Corp.	6	275
Casella Waste Systems, Inc. - Class A(1)	1	88
CBIZ, Inc.(1)	4	233
Ceridian HCM Holding, Inc.(1)	3	203
Chart Industries, Inc.(1)	11	1,770
Cintas Corp.	1	608
Clarivate Plc(1)	28	264
Columbus McKinnon Corp.	2	81
Comfort Systems USA, Inc.	2	319
Copart, Inc.(1)	31	2,823
Core & Main, Inc. - Class A(1)	98	3,067
Crane Co.	5	481
Crane NXT Co.	18	1,034
CSG Systems International, Inc.	2	81
CSW Industrials, Inc.(2)	0	30
Cummins, Inc.(2)	0	24
Delta Air Lines, Inc.(1)	21	996
Donaldson Co., Inc.	40	2,512
Ducommun, Inc.(1)	1	36
Dun & Bradstreet Holdings, Inc.	127	1,465
Dycom Industries, Inc.(1)	25	2,788
EMCOR Group, Inc.	9	1,662
Encore Wire Corp.	1	247
Energy Recovery, Inc.(1)	5	148
EnerSys	2	240

Ennis, Inc.	6	119
Equifax, Inc.	4	908
ESCO Technologies, Inc.(2)	0	28
ExlService Holdings, Inc.(1)	1	117
Expeditors International of Washington, Inc.	3	387
Exponent, Inc.	25	2,314
Fastenal Co.	8	454
Federal Signal Corp.	1	70
Ferguson Plc	6	1,022
Fluor Corp.(1)	65	1,937
Fortune Brands Innovations, Inc.	1	92
Forward Air Corp.(2)	0	47
Franklin Electric Co., Inc.	1	149
FTI Consulting, Inc.(1)	14	2,745
Gates Industrial Corp. Plc(1)	117	1,581
GATX Corp.(2)	0	23
Generac Holdings, Inc.(1)	2	248
Genpact Ltd.	55	2,067
Gibraltar Industries, Inc.(1)	1	55
Global Industrial Co.	6	177
Graco, Inc.	43	3,748
Granite Construction, Inc.	1	30
GXO Logistics, Inc.(1)	4	230
Heartland Express, Inc.	2	26
HEICO Corp.	9	1,667
HEICO Corp. - Class A	7	917
Heidrick & Struggles International, Inc.	3	74
Helios Technologies, Inc.	1	56
Herc Holdings, Inc.	21	2,896
Hillenbrand, Inc.	6	308
Hillman Solutions Corp.(1)	21	191
HNI Corp.	2	65
Hub Group, Inc. - Class A(1)	2	143
Hubbell, Inc. - Class B	8	2,622
Hyliion Holdings Corp.(1)	87	146
IDEX Corp.	4	848
Ingersoll Rand, Inc.	15	978
Insperity, Inc.	1	105
ITT, Inc.	29	2,725
Jacobs Solutions, Inc.	40	4,738
JB Hunt Transport Services, Inc.(2)	0	51
JetBlue Airways Corp.(1)	26	230
John Bean Technologies Corp.	1	66
Kaman Corp.	7	178
KBR, Inc.	1	61
Kelly Services, Inc. - Class A	2	35
Kennametal, Inc.	3	86
Kirby Corp.(1)	28	2,188
Knight-Swift Transportation Holdings, Inc. - Class A	63	3,525
Korn Ferry	21	1,025
L3Harris Technologies, Inc.	15	2,848
Landstar System, Inc.	2	321
Lincoln Electric Holdings, Inc.	26	5,232
Luxfer Holdings Plc	5	73
Masonite International Corp.(1)	17	1,701
MasTec, Inc.(1)	56	6,643
Masterbrand, Inc.(1)	1	15
Matson, Inc.	3	197
MAXIMUS, Inc.	1	56
Miller Industries, Inc.	8	288
Moog, Inc. - Class A	1	59

Mueller Industries, Inc.	3	222
MYR Group, Inc.(1)	1	155
National Presto Industries, Inc.	1	108
Nordson Corp.	22	5,442
nVent Electric Plc	1	34
Old Dominion Freight Line, Inc.	3	1,024
OPENLANE, Inc.(1)	14	219
Oshkosh Corp.	22	1,895
Parker-Hannifin Corp.(2)	0	43
Paychex, Inc.	2	215
Paycom Software, Inc.	1	252
Paylocity Holding Corp.(1)	1	248
Pentair Plc	1	46
Quanex Building Products Corp.	2	65
Quanta Services, Inc.	21	4,204
RB Global, Inc.	9	530
RBC Bearings, Inc.(1)	21	4,629
Regal Rexnord Corp.	18	2,702
Republic Services, Inc. - Class A	36	5,472
Resideo Technologies, Inc.(1)	13	238
Resources Connection, Inc.	1	13
Robert Half International, Inc.	26	1,921
Rockwell Automation, Inc.(2)	0	150
Rollins, Inc.	28	1,214
Rush Enterprises, Inc. - Class A(2)	0	28
RXO, Inc.(1)	23	527
Saia, Inc.(1)(2)	0	72
Schneider National, Inc. - Class B	2	71
Sensata Technologies Holding Plc	42	1,900
Shoals Technologies Group, Inc. - Class A(1)	38	963
Simpson Manufacturing Co., Inc.	1	88
SiteOne Landscape Supply, Inc.(1)	12	1,944
Spirit AeroSystems Holdings, Inc. - Class A	53	1,560
SPX Technologies, Inc.(1)	2	140
Standex International Corp.(2)	0	59
Stanley Black & Decker, Inc.	1	93
Star Bulk Carriers Corp.	68	1,208
Steelcase, Inc. - Class A	8	58
Stericycle, Inc.(1)	1	47
Terex Corp.	5	287
Tetra Tech, Inc.	30	4,929
Timken Co.	37	3,347
Toro Co.	61	6,215
Trane Technologies Plc	12	2,239
TransDigm Group, Inc.(2)	0	51
Triton International Ltd.	3	223
TrueBlue, Inc.(1)	3	45
TTEC Holdings, Inc.	5	157
Uber Technologies, Inc.(1)	12	522
UFP Industries, Inc.	1	73
U-Haul Holding Co.	4	245
U-Haul Holding Co. - Class B	10	493
UniFirst Corp.	2	264
United Airlines Holdings, Inc.(1)	1	73
United Rentals, Inc.(2)	0	67
Upwork, Inc.(1)	14	131
Valmont Industries, Inc.	14	4,138
Verisk Analytics, Inc. - Class A	1	184
Verra Mobility Corp. - Class A(1)	8	157
Vertiv Holdings Co. - Class A	138	3,423
Vicor Corp.(1)	3	185

VSE Corp.	3	169
Watsco, Inc.	11	4,351
Watts Water Technologies, Inc. - Class A	10	1,792
Werner Enterprises, Inc.	5	220
WillScot Mobile Mini Holdings Corp. - Class A(1)	13	638
WW Grainger, Inc.(2)	0	82
XPO, Inc.(1)	52	3,042
Xylem, Inc.	8	873
Zurn Elkay Water Solutions Corp.	8	210

Total Industrials		194,712

Information Technology – 15.52%
ACI Worldwide, Inc.(1)	60	1,386
Advanced Energy Industries, Inc.	2	272
Advanced Micro Devices, Inc.(1)	6	735
Akamai Technologies, Inc.(1)	3	228
Allegro MicroSystems, Inc.(1)	57	2,557
Altair Engineering, Inc. - Class A(1)	5	378
Amdocs Ltd.	49	4,839
Amkor Technology, Inc.	55	1,623
Amphenol Corp. - Class A	3	227
Amplitude, Inc. - Class A(1)	58	635
ANSYS, Inc.(1)	1	314
AppLovin Corp. - Class A(1)	16	407
Arista Networks, Inc.(1)	8	1,305
Arrow Electronics, Inc.(1)(2)	0	55
Aspen Technology, Inc.(1)	3	463
AvePoint, Inc.(1)	6	35
Avnet, Inc.	42	2,100
Axcelis Technologies, Inc.(1)	1	274
Belden, Inc.	20	1,938
Benchmark Electronics, Inc.	3	87
Bentley Systems, Inc. - Class B	32	1,760
Black Knight, Inc.(1)	3	158
Blackbaud, Inc.(1)	3	221
Box, Inc. - Class A(1)	5	155
C3.ai, Inc. - Class A(1)	13	476
Cadence Design Systems, Inc.(1)	10	2,336
Calix, Inc.(1)(2)	0	23
CDW Corp.(2)	0	37
Ciena Corp.(1)	18	764
Clear Secure, Inc. - Class A	6	146
Cloudflare, Inc. - Class A(1)	3	206
Cognex Corp.	1	37
Coherent Corp.(1)	4	224
Cohu, Inc.(1)	7	282
CommScope Holding Co., Inc.(1)	4	23
CommVault Systems, Inc.(1)	21	1,540
Comtech Telecommunications Corp.	2	17
Confluent, Inc. - Class A(1)	23	825
Crowdstrike Holdings, Inc. - Class A(1)	9	1,322
CyberArk Software Ltd.(1)	6	957
Datadog, Inc. - Class A(1)	3	306
Dell Technologies, Inc. - Class C	1	40
Diodes, Inc.(1)	5	490
DocuSign, Inc. - Class A(1)	6	301
DoubleVerify Holdings, Inc. - Class Rights(1)	35	1,373
DXC Technology Co.(1)	1	36
Dynatrace, Inc.(1)	50	2,585
Ebix, Inc.	1	33
Elastic NV(1)	16	1,023
Entegris, Inc.	36	3,955

Envestnet, Inc.(1)(2)	0	24
ePlus, Inc.(1)	2	114
EverCommerce, Inc.(1)	31	370
Evolv Technologies Holdings, Inc.(1)	32	191
Extreme Networks, Inc.(1)	6	148
F5, Inc.(1)	3	404
Fabrinet(1)	1	67
Fair Isaac Corp.(1)	6	4,469
FARO Technologies, Inc.(1)	1	11
Fastly, Inc. - Class A(1)	5	86
Five9, Inc.(1)	8	670
FormFactor, Inc.(1)	55	1,890
Gartner, Inc.(1)(2)	0	101
Gen Digital, Inc.	41	763
Globant SA(1)	2	286
HashiCorp, Inc. - Class A(1)	21	539
HP, Inc.	9	273
HubSpot, Inc.(1)	3	1,348
Ichor Holdings Ltd.(1)	6	236
Insight Enterprises, Inc.(1)	1	155
IPG Photonics Corp.(1)	1	170
Itron, Inc.(1)	3	190
Jabil, Inc.	7	751
Juniper Networks, Inc.	13	411
Keysight Technologies, Inc.(1)	5	816
Kulicke & Soffa Industries, Inc.	39	2,311
Lam Research Corp.	1	468
Lattice Semiconductor Corp.(1)	93	8,962
LiveVox Holdings, Inc.(1)	12	33
Lumentum Holdings, Inc.(1)	27	1,529
MACOM Technology Solutions Holdings, Inc.(1)	23	1,521
Manhattan Associates, Inc.(1)	15	2,916
Marvell Technology, Inc.	12	706
MaxLinear, Inc. - Class A(1)	1	32
Methode Electronics, Inc.	1	26
Microchip Technology, Inc.	5	456
MicroStrategy, Inc. - Class A(1)	1	222
MKS Instruments, Inc.	36	3,906
Model N, Inc.(1)	5	194
MongoDB, Inc. - Class A(1)	5	2,044
Monolithic Power Systems, Inc.	1	748
Motorola Solutions, Inc.(2)	0	26
nCino, Inc.(1)	4	124
NCR Corp.(1)	26	666
NetApp, Inc.	4	285
Novanta, Inc.(1)	14	2,559
Okta, Inc. - Class A(1)	18	1,228
ON Semiconductor Corp.(1)	19	1,782
Onto Innovation, Inc.(1)	6	735
OSI Systems, Inc.(1)(2)	0	55
Palantir Technologies, Inc. - Class A(1)	23	353
Palo Alto Networks, Inc.(1)	7	1,752
Pegasystems, Inc.	1	42
Photronics, Inc.(1)	2	55
Power Integrations, Inc.	30	2,803
Procore Technologies, Inc.(1)	34	2,236
PTC, Inc.(1)	6	901
Pure Storage, Inc. - Class A(1)	46	1,690
Q2 Holdings, Inc.(1)	6	193
Qualys, Inc.(1)	18	2,308
Rambus, Inc.(1)	6	399

Rapid7, Inc.(1)	9	413
Rogers Corp.(1)	1	233
Samsara, Inc. - Class A(1)	55	1,519
Sanmina Corp.(1)	4	252
ScanSource, Inc.(1)	4	104
SentinelOne, Inc. - Class A(1)	11	161
Silicon Laboratories, Inc.(1)	1	139
Smartsheet, Inc. - Class A(1)	30	1,152
Snowflake, Inc. - Class A(1)	2	333
SolarEdge Technologies, Inc.(1)	3	800
Splunk, Inc.(1)	2	188
Sprout Social, Inc. - Class A(1)(2)	0	21
SPS Commerce, Inc.(1)	14	2,643
Super Micro Computer, Inc.(1)	1	212
Synaptics, Inc.(1)	15	1,320
Synopsys, Inc.(1)	10	4,445
Teledyne Technologies, Inc.(1)	3	1,170
Tenable Holdings, Inc.(1)	5	239
Teradyne, Inc.	17	1,856
Trimble, Inc.(1)	6	294
Tucows, Inc. - Class A(1)	7	189
Turtle Beach Corp.(1)	29	335
Twilio, Inc. - Class A(1)	3	217
Tyler Technologies, Inc.(1)	6	2,348
Ubiquiti, Inc.	1	255
UiPath, Inc. - Class A(1)	33	546
Ultra Clean Holdings, Inc.(1)	1	47
Unity Software, Inc.(1)	5	227
Varonis Systems, Inc. - Class B(1)	7	174
Veeco Instruments, Inc.(1)	11	275
Viavi Solutions, Inc.(1)	22	246
Vishay Intertechnology, Inc.	3	74
Vishay Precision Group, Inc.(1)	2	75
Workday, Inc. - Class A(1)	2	489
Workiva, Inc. - Class A(1)	2	231
Xerox Holdings Corp.	12	173
Zebra Technologies Corp. - Class A(1)	9	2,724
Zoom Video Communications, Inc. - Class A(1)	10	710
Zscaler, Inc.(1)	2	222

Total Information Technology		129,309

Materials – 4.22%
5E Advanced Materials, Inc.(1)	38	124
AdvanSix, Inc.	1	52
Alpha Metallurgical Resources, Inc.(2)	0	27
AptarGroup, Inc.	9	1,090
Arconic Corp.(1)	5	146
Ashland, Inc.	22	1,910
ATI, Inc.(1)	55	2,434
Avery Dennison Corp.	8	1,400
Avient Corp.	7	285
Axalta Coating Systems Ltd.(1)	2	68
Ball Corp.	21	1,235
Berry Global Group, Inc.	42	2,718
Cabot Corp.	2	108
Carpenter Technology Corp.	4	214
CF Industries Holdings, Inc.	2	164
Coeur Mining, Inc.(1)	7	19
Commercial Metals Co.	4	228
Compass Minerals International, Inc.	1	23
Constellium SE - Class A(1)	9	155
Corteva, Inc.	1	71

Crown Holdings, Inc.	3	240
Eagle Materials, Inc.	20	3,761
Ecovyst, Inc.(1)	17	191
FMC Corp.	1	149
Freeport-McMoRan, Inc.	66	2,647
HB Fuller Co.	1	55
Hecla Mining Co.	11	55
Huntsman Corp.	131	3,534
Ingevity Corp.(1)	1	47
Innospec, Inc.	8	757
International Flavors & Fragrances, Inc.	4	333
International Paper Co.	2	66
Ivanhoe Electric, Inc.(1)	13	176
Louisiana-Pacific Corp.	1	48
LyondellBasell Industries NV - Class A	1	57
Martin Marietta Materials, Inc.	1	473
Minerals Technologies, Inc.	1	76
Mosaic Co.	1	30
Novagold Resources, Inc.(1)	6	25
Nucor Corp.(2)	0	62
O-I Glass, Inc.(1)	5	114
Packaging Corp. of America(2)	0	18
PPG Industries, Inc.	1	189
Reliance Steel & Aluminum Co.	3	787
Royal Gold, Inc.(2)	0	40
RPM International, Inc.	21	1,871
Schnitzer Steel Industries, Inc. - Class A	2	50
Scotts Miracle-Gro Co.	3	197
Silgan Holdings, Inc.	1	49
Sonoco Products Co.(2)	0	15
SSR Mining, Inc.	4	60
Steel Dynamics, Inc.	2	234
Stepan Co.	1	53
Summit Materials, Inc. - Class A(1)	6	232
TriMas Corp.	8	231
Trinseo Plc	13	169
Vulcan Materials Co.	25	5,534
Westlake Corp.(2)	0	36
Worthington Industries, Inc.(2)	0	32

Total Materials		35,164

Real Estate – 3.93%
Acadia Realty Trust	5	73
Agree Realty Corp.	6	390
Alexander & Baldwin, Inc.	3	59
Alexandria Real Estate Equities, Inc.(2)	0	14
American Assets Trust, Inc.	8	159
American Homes 4 Rent - Class A	12	434
Apartment Income REIT Corp.	31	1,114
Apartment Investment & Management Co. - Class A	6	53
Apple Hospitality REIT, Inc.	12	176
Boston Properties, Inc.	44	2,548
Brixmor Property Group, Inc.	2	44
Broadstone Net Lease, Inc. - Class A	72	1,118
Camden Property Trust	11	1,175
CBRE Group, Inc. - Class A(1)	52	4,223
Corporate Office Properties Trust	5	117
CoStar Group, Inc.(1)	1	111
Cousins Properties, Inc.	23	513
CubeSmart	70	3,147
DiamondRock Hospitality Co.	14	112
EastGroup Properties, Inc.(2)	0	48

Empire State Realty Trust, Inc. - Class A	12	90
Equity Commonwealth	7	151
Essential Properties Realty Trust, Inc.	2	53
eXp World Holdings, Inc.	12	247
Extra Space Storage, Inc.	1	196
FirstService Corp.	4	662
Four Corners Property Trust, Inc.	6	156
FRP Holdings, Inc.(1)	1	29
Gaming & Leisure Properties, Inc.	51	2,494
Getty Realty Corp.	1	48
Global Medical REIT, Inc.	11	103
Global Net Lease, Inc.	64	660
Hersha Hospitality Trust - Class A	2	12
Howard Hughes Corp.(1)(2)	0	28
Independence Realty Trust, Inc.	15	275
InvenTrust Properties Corp.	10	223
Kennedy-Wilson Holdings, Inc.	11	180
Kilroy Realty Corp.	5	148
Kite Realty Group Trust	15	336
Lamar Advertising Co. - Class A	4	419
LXP Industrial Trust	18	171
Macerich Co.	9	99
Marcus & Millichap, Inc.	1	19
National Health Investors, Inc.	3	173
Necessity Retail REIT, Inc.	11	73
NETSTREIT Corp.	12	210
Office Properties Income Trust	21	161
One Liberty Properties, Inc.(2)	0	1
Orion Office REIT, Inc.	27	180
Outfront Media, Inc.	6	88
Phillips Edison & Co., Inc.	2	63
Physicians Realty Trust	119	1,668
Plymouth Industrial REIT, Inc.	4	86
Postal Realty Trust, Inc. - Class A	7	103
PotlatchDeltic Corp.	4	215
Redfin Corp.(1)	28	344
Retail Opportunity Investments Corp.	14	188
RLJ Lodging Trust	7	77
RPT Realty	20	212
Ryman Hospitality Properties, Inc.	10	968
Sabra Health Care REIT, Inc.	8	89
SBA Communications Corp. - Class A	3	684
Service Properties Trust	15	126
Simon Property Group, Inc.(2)	0	41
SITE Centers Corp.	5	64
SL Green Realty Corp.	7	225
STAG Industrial, Inc.	66	2,385
Sunstone Hotel Investors, Inc.	23	229
Terreno Realty Corp.	4	240
Veris Residential, Inc.(1)	8	121
Vornado Realty Trust	9	163
Welltower, Inc.	2	160
Weyerhaeuser Co.	27	910
Xenia Hotels & Resorts, Inc.	5	67

Total Real Estate		32,741

Utilities – 2.29%
ALLETE, Inc.	4	235
American Electric Power Co., Inc.	40	3,366
American States Water Co.	1	122
American Water Works Co., Inc.	19	2,719
Avangrid, Inc.	6	224

Avista Corp.	4	150
Black Hills Corp.	1	73
Brookfield Infrastructure Corp. - Class A	3	139
California Water Service Group	3	134
Clearway Energy, Inc. - Class C	5	152
Consolidated Edison, Inc.	2	159
Constellation Energy Corp.	1	82
DTE Energy Co.	2	227
Edison International	2	119
Essential Utilities, Inc.	1	31
Evergy, Inc.	5	272
Eversource Energy	4	294
FirstEnergy Corp.	86	3,334
Hawaiian Electric Industries, Inc.	1	19
IDACORP, Inc.	21	2,189
MGE Energy, Inc.	5	402
National Fuel Gas Co.	6	324
New Jersey Resources Corp.	6	302
NRG Energy, Inc.	5	193
ONE Gas, Inc.	6	432
Ormat Technologies, Inc.	1	96
PNM Resources, Inc.	7	333
Portland General Electric Co.	42	1,990
Pure Cycle Corp.(1)	6	69
SJW Group(2)	0	15
Southwest Gas Holdings, Inc.	13	853
WEC Energy Group, Inc.(2)	0	15
York Water Co.	1	38

Total Utilities		19,102

Total Common Stocks (Cost: $708,464)		808,610

SHORT-TERM INVESTMENTS – 2.61%
Money Market Funds – 2.59%
Goldman Sachs Financial Square Government Fund - Class I, 5.02%(3)	21,587	21,587

Total Money Market Funds (Cost: $21,587)		21,587

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.02%
ANZ, London, 4.57% due 07/03/2023	$156	156

Total Time Deposits (Cost: $156)		156

Total Short-Term Investments (Cost: $21,743)		21,743

TOTAL INVESTMENTS IN SECURITIES – 99.63% (Cost: $730,207)		830,353

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.37%		3,078

TOTAL NET ASSETS – 100.00%		$833,431

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $0, which represents 0.00% of total net assets.
(5)	Security that is restricted at June 30, 2023. The value of these securities totals $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder International Equity Fund

Schedule of Investments

June 30, 2023

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.93%
Australia – 2.03%
ALS Ltd.	334	$2,497
AMP Ltd.	2,231	1,686
Ampol Ltd.	13	252
ANZ Group Holdings Ltd.	592	9,363
APA Group	62	401
Aristocrat Leisure Ltd.	172	4,458
ASX Ltd.	10	427
Atlassian Corp. - Class A(1)	408	68,507
Aurizon Holdings Ltd.	98	255
Beach Energy Ltd.	2,147	1,936
BHP Group Ltd.	878	26,388
BlueScope Steel Ltd.	251	3,456
Brambles Ltd.	398	3,832
carsales.com Ltd.	124	1,984
Challenger Ltd.	205	888
Cleanaway Waste Management Ltd.	2,247	3,888
Cochlear Ltd.	262	40,079
Coles Group Ltd.	70	858
Commonwealth Bank of Australia	88	5,898
Computershare Ltd.	29	457
CSL Ltd.	411	76,028
Dexus	57	297
EBOS Group Ltd.	8	190
Endeavour Group Ltd.	75	314
Evolution Mining Ltd.	1,022	2,224
Fortescue Metals Group Ltd.	91	1,349
Goodman Group	88	1,177
GPT Group	100	278
GWA Group Ltd.	320	373
IDP Education Ltd.	13	194
IGO Ltd.	35	360
Insurance Australia Group Ltd.	129	489
IPH Ltd.	283	1,484
Lendlease Corp. Ltd.	35	183
Lottery Corp. Ltd.	115	395
Macquarie Group Ltd.	79	9,353
Medibank Pvt Ltd.	142	335
Metcash Ltd.	804	2,017
Mineral Resources Ltd.	9	424
Mirvac Group	210	318
National Australia Bank Ltd.	168	2,947
Newcrest Mining Ltd.	284	5,067
Northern Star Resources Ltd.	62	504
Orica Ltd.	24	236
Origin Energy Ltd.	92	514
Pilbara Minerals Ltd.	682	2,241
Qantas Airways Ltd.(1)	931	3,860
QBE Insurance Group Ltd.	982	10,250
Ramsay Health Care Ltd.	10	358
REA Group Ltd.	3	261
Reece Ltd.	13	157
Rio Tinto Ltd.	19	1,479
Santos Ltd.	1,755	8,782
Scentre Group	276	488
Seek Ltd.	18	269
Sonic Healthcare Ltd.	24	559
South32 Ltd.	244	615
Stockland	132	355
Suncorp Group Ltd.	67	600
Telstra Group Ltd.	212	608
Transurban Group	164	1,565
Treasury Wine Estates Ltd.	38	286
Vicinity Ltd.	205	252
Washington H Soul Pattinson & Co. Ltd.	13	266
Wesfarmers Ltd.	59	1,952
Westpac Banking Corp.	188	2,671
WiseTech Global Ltd.	9	464
Woodside Energy Group Ltd.	379	8,764
Woolworths Group Ltd.	64	1,688

Total Australia		333,350

Austria – 0.18%
Andritz AG	148	8,254
Erste Group Bank AG	18	638
Oesterreichische Post AG	132	4,724
OMV AG	8	323

Verbund AG	4	286
Voestalpine AG	6	230
Wienerberger AG	470	14,400

Total Austria		28,855

Belgium – 0.30%
Ageas SA	9	347
Anheuser-Busch InBev SA	798	45,239
D’ieteren Group	1	200
Elia Group SA	2	194
Groupe Bruxelles Lambert NV	5	419
KBC Group NV	13	928
Sofina SA	1	169
Solvay SA	4	454
UCB SA	7	583
Umicore SA	11	311
Warehouses de Pauw CVA	8	227

Total Belgium		49,071

Bermuda – 0.40%
Arch Capital Group Ltd.(1)	739	55,315
Hiscox Ltd.	726	10,061

Total Bermuda		65,376

Brazil – 0.80%
Ambev SA	17,413	56,040
B3 SA – Brasil Bolsa Balcao	1,665	5,080
Banco do Brasil SA	1,221	12,596
Localiza Rent a Car SA	344	4,928
Raia Drogasil SA	8,450	52,234

Total Brazil		130,878

Canada – 1.95%
Canadian Pacific Kansas City Ltd.	1,762	142,299
First Quantum Minerals Ltd.	105	2,485
Magna International, Inc.	396	22,349
Shopify, Inc. - Class A(1)	940	60,756
Thomson Reuters Corp.	328	44,298
Waste Connections, Inc.	330	47,224

Total Canada		319,411

Chile – 0.00%(2)
Antofagasta Plc	21	385

Total Chile		385

China – 1.80%
Alibaba Group Holding Ltd.(1)	7,664	79,778
Baidu, Inc. - ADR(1)	49	6,693
Baidu, Inc. - Class A(1)	1,479	25,221
Contemporary Amperex Technology Co. Ltd. - Class A	922	29,111
Li Ning Co. Ltd.	4,221	22,795
LONGi Green Energy Technology Co. Ltd. - Class A	4,898	19,364
Meituan – Class B(1)(3)	1,862	29,200
Ping An Insurance Group Co. of China Ltd. - Class H	6,216	39,699
Shenzhou International Group Holdings Ltd.	266	2,559
Tingyi Cayman Islands Holding Corp.	1,366	2,127
Trip.com Group Ltd. - ADR(1)	697	24,406
Vipshop Holdings Ltd. - ADR(1)	213	3,520
Weichai Power Co. Ltd. - Class H	1,808	2,660
Yum China Holdings, Inc.	80	4,515
Zhongsheng Group Holdings Ltd.	861	3,305

Total China		294,953

Denmark – 2.86%
AP Moller - Maersk - Class A(4)	0	284
AP Moller - Maersk - Class B(4)	0	464
Carlsberg AS - Class B	107	17,179
Chr Hansen Holding	6	393
Coloplast - Class B	234	29,239
Danske Bank(1)	1,361	33,154
Demant(1)	340	14,395
DSV	493	103,598
Genmab(1)	3	1,309
GN Store Nord AS(1)	262	6,550
Novo Nordisk - Class B	1,315	212,438
Novozymes - Class B	11	501
Orsted AS(3)	109	10,297
Pandora	5	422
ROCKWOOL - Class B(4)	0	118
Tryg	19	403
Vestas Wind Systems(1)	1,415	37,619

Total Denmark		468,363

Finland – 0.60%
Elisa OYJ	7	396
Fortum OYJ	24	327
Kesko OYJ - Class B	14	263
Kone OYJ - Class B	18	930
Metso OYJ	34	416
Neste OYJ	22	859
Nokia OYJ	15,019	62,928

Nordea Bank Abp – Class A	174	1,894
Orion OYJ – Class B	6	264
Sampo OYJ – Class A	518	23,278
Stora Enso OYJ – Class R	31	359
UPM-Kymmene OYJ	29	853
Wartsila OYJ Abp	503	5,671

Total Finland		98,438

France – 8.82%
Accor SA	1,403	52,194
Aeroports de Paris	2	221
Air Liquide SA	27	4,900
Airbus SE	123	17,728
Alstom SA	17	511
Alten SA(1)	60	9,478
Amundi SA(3)	1,083	63,956
Arkema SA	3	299
AXA SA	98	2,899
BioMerieux	2	232
BNP Paribas SA	625	39,471
Bollore SE	47	293
Bouygues SA	4,053	136,144
Bureau Veritas SA	15	422
Capgemini SE	9	1,626
Carrefour SA	31	579
Cie de Saint-Gobain	1,652	100,609
Cie Generale des Etablissements Michelin SCA	2,433	71,982
Covivio	2	115
Credit Agricole SA	65	773
Danone SA	34	2,107
Dassault Aviation SA	1	260
Dassault Systemes SE	35	1,549
Edenred	474	31,766
Eiffage SA	4	419
Elis SA	334	6,503
Engie SA	98	1,631
EssilorLuxottica SA	144	27,110
Eurazeo SE	2	171
Gecina SA	2	256
Getlink SE	341	5,808
Hermes International	2	3,593
Ipsen SA	2	239
JCDecaux SE(1)	370	7,371
Kering SA	60	33,113
Klepierre SA	11	285
La Francaise des Jeux SAEM(3)	6	224
Legrand SA	235	23,299
L’Oreal SA	13	5,868
LVMH Moet Hennessy Louis Vuitton SE	167	157,526
Orange SA	99	1,154
Pernod Ricard SA	264	58,343
Publicis Groupe SA	308	24,749
Quadient SA	67	1,388
Remy Cointreau SA	291	46,781
Renault SA	10	427
Rexel SA	3,193	78,910
Safran SA	18	2,787
Sanofi	1,928	207,528
Sartorius Stedim Biotech	226	56,553
Schneider Electric SE	640	116,346
SEB SA	1	132
Societe Generale SA	38	997
Sodexo SA	5	510
Technip Energies NV	273	6,295
Teleperformance	33	5,471
Thales SA	5	822
TotalEnergies SE	126	7,243
Ubisoft Entertainment SA(1)	409	11,559
Unibail-Rodamco-Westfield(1)	6	328
Valeo	11	229
Veolia Environnement SA	37	1,160
Vinci SA	28	3,302
Vivendi SE	38	345
Wendel SE	1	144
Worldline SA(1)(3)	13	460

Total France		1,447,493

Germany – 5.58%
Adidas AG	240	46,512
Allianz SE	552	128,516
Auto1 Group SE(1)(3)	1,592	14,787
BASF SE	1,549	75,264
Bayer AG	489	27,057
Bayerische Motoren Werke AG	182	22,414
Bechtle AG	5	179

Beiersdorf AG	5	703
Brenntag SE	271	21,124
Carl Zeiss Meditec AG	2	235
Commerzbank AG	56	624
Continental AG	908	68,607
Covestro AG(1)(3)	1,728	89,906
CTS Eventim AG & Co. KGaA	86	5,445
Daimler Truck Holding AG	1,922	69,267
Delivery Hero SE(1)(3)	9	388
Deutsche Bank AG	103	1,081
Deutsche Boerse AG	10	1,830
Deutsche Lufthansa AG(1)	33	334
Deutsche Post AG	54	2,629
Deutsche Telekom AG	173	3,771
E.ON SE	120	1,532
Evonik Industries AG	5,113	97,433
Fresenius Medical Care AG & Co. KGaA	1,525	72,864
Fresenius SE & Co. KGaA	23	632
GEA Group AG	152	6,352
Gerresheimer AG	72	8,105
Hannover Rueck SE	58	12,221
Heidelberg Materials AG	8	631
HelloFresh SE(1)	361	8,921
Henkel AG & Co. KGaA	6	390
Infineon Technologies AG	68	2,806
Knorr-Bremse AG	4	291
LEG Immobilien SE(1)	4	222
Mercedes-Benz Group AG – Class REGISTERED	46	3,695
Merck KGaA	7	1,125
MTU Aero Engines AG	3	730
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7	2,737
Nemetschek SE	371	27,684
Puma SE	6	342
Rational AG(4)	0	199
Rheinmetall AG	2	624
RWE AG	33	1,458
SAP SE	54	7,444
Scout24 SE(3)	4	262
Siemens AG	117	19,578
Siemens Energy AG(1)	27	481
Siemens Healthineers AG(3)	15	827
Stabilus SE	116	6,953
Symrise AG – Class A	7	716
Talanx AG	3	193
Telefonica Deutschland Holding AG	57	161
TUI AG(1)	1,099	7,825
Volkswagen AG	2	277
Vonovia SE	38	749
Wacker Chemie AG	1	133
Zalando SE(1)(3)	1,349	38,896

Total Germany		916,162

Hong Kong – 2.85%
AIA Group Ltd.	13,291	134,990
Ajisen China Holdings Ltd.	2,154	247
ASMPT Ltd.	235	2,326
BOC Hong Kong Holdings Ltd.	194	593
Budweiser Brewing Co. APAC Ltd.(3)	90	232
China Mengniu Dairy Co. Ltd.(1)	195	737
CK Asset Holdings Ltd.	106	589
CK Hutchison Holdings Ltd.	19,535	119,227
CK Infrastructure Holdings Ltd.	36	188
CLP Holdings Ltd.	89	689
Esprit Holdings Ltd.(1)	3,613	278
ESR Group Ltd.(3)	111	190
First Pacific Co. Ltd.	2,326	806
Futu Holdings Ltd. - ADR(1)	3	128
Galaxy Entertainment Group Ltd.(1)	7,911	50,399
Hang Lung Properties Ltd.	106	164
Hang Seng Bank Ltd.	40	575
Henderson Land Development Co. Ltd.	78	232
HKT Trust & HKT Ltd. - Class Miscella	209	243
Hong Kong & China Gas Co. Ltd.	611	529
Hong Kong Exchanges & Clearing Ltd.	62	2,364
Hongkong Land Holdings Ltd.	57	224
Jardine Matheson Holdings Ltd.	137	6,932
Johnson Electric Holdings Ltd.	684	878
Link Real Estate Investment Trust	134	746
MTR Corp. Ltd.	85	391
New World Development Co. Ltd.	83	205
Power Assets Holdings Ltd.	77	402
Prudential Plc	49	680
Prudential Plc	1,025	14,482
Sino Land Co. Ltd.	190	235

SITC International Holdings Co. Ltd.	69	126
Stella International Holdings Ltd.	862	814
Sun Hung Kai Properties Ltd.	78	985
Swire Pacific Ltd. - Class A	654	5,024
Swire Properties Ltd.	60	149
Techtronic Industries Co. Ltd.	4,857	53,118
WH Group Ltd.(3)	124,926	66,533
Wharf Real Estate Investment Co. Ltd.	86	431
Xinyi Glass Holdings Ltd.	106	166

Total Hong Kong		468,247

Hungary – 0.04%
OTP Bank Nyrt	177	6,294

Total Hungary		6,294

India – 1.51%
Axis Bank Ltd.	151	1,821
Dabur India Ltd.	318	2,225
Havells India Ltd.	139	2,176
HDFC Bank Ltd. - ADR	123	8,552
Housing Development Finance Corp. Ltd.	2,148	74,054
ICICI Bank Ltd. - ADR	2,770	63,939
Infosys Ltd. - ADR	179	2,877
MakeMyTrip Ltd.(1)	498	13,432
Marico Ltd.	345	2,239
Reliance Industries Ltd.	1,256	39,206
Tata Consultancy Services Ltd.	103	4,171
United Spirits Ltd.(1)	2,927	32,614

Total India		247,306

Indonesia – 0.04%
Bank Central Asia Tbk PT	11,916	7,308

Total Indonesia		7,308

Ireland – 2.34%
Accenture Plc – Class A	176	54,288
AerCap Holdings NV(1)	9	567
AIB Group Plc	71	298
Bank of Ireland Group Plc	5,925	56,571
CRH Plc	198	10,911
DCC Plc	209	11,707
Experian Plc	2,912	111,771
Flutter Entertainment Plc(1)	253	50,829
ICON Plc(1)	313	78,198
Irish Continental Group Plc	1,029	5,256
James Hardie Industries Plc(1)	81	2,171
Kerry Group Plc - Class A	8	813
Kingspan Group Plc	8	530
Smurfit Kappa Group Plc	14	460

Total Ireland		384,370

Isle of Man – 0.03%
Playtech Plc(1)	687	5,146

Total Isle of Man		5,146

Israel – 0.03%
Azrieli Group Ltd.	2	125
Bank Hapoalim BM	68	560
Bank Leumi Le-Israel BM	82	617
Check Point Software Technologies Ltd.(1)	5	630
CyberArk Software Ltd.(1)	2	328
Elbit Systems Ltd.	1	283
ICL Group Ltd.	41	225
Israel Discount Bank Ltd. - Class A	67	337
Mizrahi Tefahot Bank Ltd.	8	274
Monday.com Ltd.(1)	1	170
Nice Ltd.(1)	3	671
Teva Pharmaceutical Industries Ltd. - ADR(1)	59	441
Tower Semiconductor Ltd.(1)	6	206
Wix.com Ltd.(1)	3	232

Total Israel		5,099

Italy – 3.76%
Amplifon SpA	273	10,030
Assicurazioni Generali SpA	54	1,093
Davide Campari-Milano NV	1,275	17,676
DiaSorin SpA	1	132
Enel SpA	32,406	218,496
ENI SpA	4,840	69,673
Ferrari NV	351	114,869
FinecoBank Banca Fineco SpA	32	425
Infrastrutture Wireless Italiane SpA(3)	18	241
Intesa Sanpaolo SpA	860	2,254
Iveco Group NV(1)	539	4,864
Mediobanca Banca di Credito Finanziario SpA	30	365
Moncler SpA	11	751
Nexi SpA(1)(3)	30	235
Poste Italiane SpA(3)	28	304
Prysmian SpA	13	552
Recordati Industria Chimica e Farmaceutica SpA	5	262

Reply SpA	21	2,369
Snam SpA	24,451	127,787
Telecom Italia SpA(1)	528	149
Terna – Rete Elettrica Nazionale	74	633
UniCredit SpA	1,890	43,950

Total Italy		617,110

Japan – 19.38%
ABC-Mart, Inc.	104	5,646
Advantest Corp.	127	17,064
Aeon Co. Ltd.	34	702
Aeon Delight Co. Ltd.	34	726
AGC, Inc.	11	392
Air Water, Inc.	958	13,305
Aisin Corp.	8	247
Ajinomoto Co., Inc.	23	935
ANA Holdings, Inc.(1)	9	202
Asahi Group Holdings Ltd.	273	10,608
Asahi Intecc Co. Ltd.	12	234
Asahi Kasei Corp.	67	456
Astellas Pharma, Inc.	96	1,427
Azbil Corp.	6	193
Bandai Namco Holdings, Inc.	31	723
BayCurrent Consulting, Inc.	7	259
Bridgestone Corp.	832	34,168
Brother Industries Ltd.	12	173
Canon, Inc.	54	1,406
Capcom Co. Ltd.	9	361
Central Japan Railway Co.	8	965
Chiba Bank Ltd.	28	168
Chubu Electric Power Co., Inc.	35	425
Chugai Pharmaceutical Co. Ltd.	35	1,000
Concordia Financial Group Ltd.	58	227
Cosmos Pharmaceutical Corp.	342	34,667
CyberAgent, Inc.	22	162
Dai Nippon Printing Co. Ltd.	12	335
Daiei Kankyo Co. Ltd.	201	3,549
Daifuku Co. Ltd.	375	7,732
Dai-ichi Life Holdings, Inc.	1,084	20,616
Daiichi Sankyo Co. Ltd.	96	3,060
Daikin Industries Ltd.	14	2,848
Daito Trust Construction Co. Ltd.	3	334
Daiwa House Industry Co. Ltd.	829	21,896
Daiwa House REIT Investment Corp.(4)	0	226
Daiwa Securities Group, Inc.	69	356
Denso Corp.	493	33,222
Dentsu Group, Inc.	11	345
Disco Corp.	5	761
Dowa Holdings Co. Ltd.	178	5,639
East Japan Railway Co.	149	8,268
Eisai Co. Ltd.	13	895
ENEOS Holdings, Inc.	162	557
FANUC Corp.	50	1,769
Fast Retailing Co. Ltd.	9	2,334
Fuji Electric Co. Ltd.	7	295
Fuji Media Holdings, Inc.	952	9,980
FUJIFILM Holdings Corp.	2,069	123,272
Fujitsu Ltd.	9	1,191
Fukuoka Financial Group, Inc.	1,080	22,312
GLP J-REIT(4)	0	230
GMO Payment Gateway, Inc.	2	180
Hakuhodo DY Holdings, Inc.	399	4,209
Hamamatsu Photonics KK	7	358
Hankyu Hanshin Holdings, Inc.	12	400
Hikari Tsushin, Inc.	1	144
Hirose Electric Co. Ltd.	2	200
Hitachi Construction Machinery Co. Ltd.	6	155
Hitachi Ltd.	1,986	123,495
Honda Motor Co. Ltd.	4,298	130,209
Hoshizaki Corp.	6	205
Hoya Corp.	19	2,238
Hulic Co. Ltd.	21	183
Ibiden Co. Ltd.	6	353
Idemitsu Kosan Co. Ltd.	11	214
Iida Group Holdings Co. Ltd.	965	16,311
INFRONEER Holdings, Inc.	890	8,395
Inpex Corp.	1,087	11,940
Isuzu Motors Ltd.	2,591	31,437
ITOCHU Corp.	378	15,023
Itochu Techno-Solutions Corp.	5	127
Japan Airlines Co. Ltd.	8	165
Japan Exchange Group, Inc.	27	464
Japan Metropolitan Fund Invest(4)	0	246
Japan Post Bank Co. Ltd.	79	615

Japan Post Holdings Co. Ltd.	1,023	7,355
Japan Post Insurance Co. Ltd.	10	156
Japan Real Estate Investment Corp.(4)	0	270
Japan Tobacco, Inc.	64	1,404
JFE Holdings, Inc.	26	375
JSR Corp.	9	267
Kajima Corp.	23	343
Kansai Electric Power Co., Inc.	37	469
Kao Corp.	2,178	79,041
Kawasaki Kisen Kaisha Ltd.	7	179
KDDI Corp.	227	7,017
Keio Corp.	5	167
Keisei Electric Railway Co. Ltd.	7	286
Keyence Corp.	251	119,104
Kikkoman Corp.	8	428
Kintetsu Group Holdings Co. Ltd.	10	332
Kirin Holdings Co. Ltd.	2,040	29,784
Kobayashi Pharmaceutical Co. Ltd.	3	141
Kobe Bussan Co. Ltd.	8	202
Koei Tecmo Holdings Co. Ltd.	6	111
Koito Manufacturing Co. Ltd.	11	200
Komatsu Ltd.	2,656	71,834
Konami Group Corp.	5	257
Kose Corp.	2	173
Kubota Corp.	392	5,743
Kurita Water Industries Ltd.	5	207
Kyocera Corp.	1,475	80,195
Kyowa Kirin Co. Ltd.	14	259
Lasertec Corp.	4	589
Lixil Corp.	15	188
M3, Inc.	23	497
Makita Corp.	12	334
Marubeni Corp.	82	1,396
Marui Group Co. Ltd.	420	7,342
MatsukiyoCocokara & Co.	79	4,460
Mazda Motor Corp.	31	298
McDonald’s Holdings Co. Japan Ltd.	5	177
Medipal Holdings Corp.	480	7,849
Megmilk Snow Brand Co. Ltd.	285	3,873
MEIJI Holdings Co. Ltd.	12	264
Minebea Mitsumi, Inc.	1,951	36,998
MISUMI Group, Inc.	15	304
Mitsubishi Chemical Group Corp.	67	402
Mitsubishi Corp.	66	3,196
Mitsubishi Electric Corp.	9,121	128,941
Mitsubishi Estate Co. Ltd.	60	715
Mitsubishi HC Capital, Inc.	47	277
Mitsubishi Heavy Industries Ltd.	466	21,755
Mitsubishi Logistics Corp.	259	6,400
Mitsubishi UFJ Financial Group, Inc.	611	4,507
Mitsui & Co. Ltd.	70	2,634
Mitsui Chemicals, Inc.	10	280
Mitsui Fudosan Co. Ltd.	48	953
Mitsui OSK Lines Ltd.	19	452
Miura Co. Ltd.	178	4,647
Mizuho Financial Group, Inc.	128	1,963
Monotaro Co. Ltd.	13	163
MS&AD Insurance Group Holdings, Inc.	398	14,081
Murata Manufacturing Co. Ltd.	826	47,424
NEC Corp.	405	19,662
NET One Systems Co. Ltd.	243	5,332
Nexon Co. Ltd.	20	389
NGK Insulators Ltd.	12	147
NH Foods Ltd.	258	6,985
Nidec Corp.	638	35,143
Nintendo Co. Ltd.	54	2,466
Nippon Building Fund, Inc.(4)	0	319
Nippon Express Holdings, Inc.	4	220
Nippon Paint Holdings Co. Ltd.	3,856	31,911
Nippon Prologis Real Estate Investment Trust, Inc.(4)	0	245
Nippon Sanso Holdings Corp.	9	204
Nippon Shinyaku Co. Ltd.	3	102
Nippon Steel Corp.	43	904
Nippon Telegraph & Telephone Corp.	53,853	63,724
Nippon Television Holdings, Inc.	648	6,177
Nippon Yusen KK	26	577
Nissan Chemical Corp.	182	7,826
Nissan Motor Co. Ltd.	124	511
Nisshin Seifun Group, Inc.	10	127
Nisshinbo Holdings, Inc.	778	6,455
Nissin Foods Holdings Co. Ltd.	3	273
Nitori Holdings Co. Ltd.	4	472
Nitto Denko Corp.	8	579

Nomura Co. Ltd.	138	947
Nomura Holdings, Inc.	2,958	11,276
Nomura Real Estate Holdings, Inc.	6	140
Nomura Real Estate Master Fund, Inc.(4)	0	258
Nomura Research Institute Ltd.	21	567
NS Solutions Corp.	191	5,337
NSK Ltd.	493	3,157
NTT Data Corp.	280	3,922
Obayashi Corp.	1,899	16,421
Obic Co. Ltd.	4	594
Odakyu Electric Railway Co. Ltd.	15	202
Oji Holdings Corp.	2,434	9,101
Olympus Corp.	3,106	49,148
Omron Corp.	68	4,145
Ono Pharmaceutical Co. Ltd.	20	354
Open House Group Co. Ltd.	4	152
Oracle Corp.	97	7,184
Oriental Land Co. Ltd.	57	2,234
ORIX Corp.	63	1,143
Osaka Gas Co. Ltd.	20	302
Otsuka Corp.	6	226
Otsuka Holdings Co. Ltd.	21	752
Pan Pacific International Holdings Corp.	20	362
Panasonic Holdings Corp.	118	1,443
Penta-Ocean Construction Co. Ltd.	1,260	6,771
Persol Holdings Co. Ltd.	209	3,775
Pigeon Corp.	979	13,515
Rakuten Group, Inc.	82	286
Recruit Holdings Co. Ltd.	948	30,261
Renesas Electronics Corp.(1)	1,034	19,505
Resona Holdings, Inc.	13,528	64,774
Ricoh Co. Ltd.	31	261
Rohm Co. Ltd.	5	426
Sawai Group Holdings Co. Ltd.	56	1,399
SBI Holdings, Inc.	13	249
SCSK Corp.	530	8,337
Secom Co. Ltd.	1,349	91,312
Sega Sammy Holdings, Inc.	621	13,293
Seiko Epson Corp.	16	245
Sekisui Chemical Co. Ltd.	322	4,651
Sekisui House Ltd.	33	675
Senko Group Holdings Co. Ltd.	520	3,740
Seven & i Holdings Co. Ltd.	206	8,878
SG Holdings Co. Ltd.	17	238
Sharp Corp.	12	68
Shimadzu Corp.	13	386
Shimano, Inc.	220	36,863
Shimizu Corp.	28	174
Shin-Etsu Chemical Co. Ltd.	95	3,167
Shionogi & Co. Ltd.	14	574
Ship Healthcare Holdings, Inc.	234	3,871
Shiseido Co. Ltd.	1,538	69,702
Shizuoka Financial Group, Inc.	23	163
SMC Corp.	111	61,952
SoftBank Corp.	154	1,640
SoftBank Group Corp.	54	2,523
Sompo Holdings, Inc.	16	736
Sony Group Corp.	1,821	164,356
Square Enix Holdings Co. Ltd.	5	214
Subaru Corp.	3,131	58,976
Sugi Holdings Co. Ltd.	300	13,392
Sumco Corp.	18	254
Sumitomo Bakelite Co. Ltd.	135	5,623
Sumitomo Chemical Co. Ltd.	74	225
Sumitomo Corp.	60	1,279
Sumitomo Electric Industries Ltd.	39	474
Sumitomo Metal Mining Co. Ltd.	308	9,933
Sumitomo Mitsui Financial Group, Inc.	501	21,477
Sumitomo Mitsui Trust Holdings, Inc.	616	21,846
Sumitomo Realty & Development Co. Ltd.	16	399
Suntory Beverage & Food Ltd.	7	261
Suzuki Motor Corp.	20	725
Sysmex Corp.	666	45,601
T&D Holdings, Inc.	855	12,533
Taiheiyo Cement Corp.	708	13,990
Taisei Corp.	134	4,686
Takeda Pharmaceutical Co. Ltd.	5,336	167,672
TBS Holdings, Inc.	424	7,743
TDK Corp.	313	12,189
TechnoPro Holdings, Inc.	111	2,408
Terumo Corp.	35	1,115
TIS, Inc.	11	283
Tobu Railway Co. Ltd.	10	266

Toho Co. Ltd.	6	232
Tokio Marine Holdings, Inc.	3,884	89,538
Tokyo Electric Power Co. Holdings, Inc.(1)	84	307
Tokyo Electron Ltd.	24	3,385
Tokyo Gas Co. Ltd.	21	467
Tokyu Corp.	28	338
Topcon Corp.	164	2,422
TOPPAN, Inc.	14	300
Toray Industries, Inc.	6,194	34,534
Toshiba Corp.	22	675
Tosoh Corp.	14	169
TOTO Ltd.	8	227
Toyo Seikan Group Holdings Ltd.	754	11,111
Toyo Suisan Kaisha Ltd.	262	11,801
Toyota Industries Corp.	1,995	142,894
Toyota Motor Corp.	567	9,114
Toyota Tsusho Corp.	11	571
Trend Micro, Inc.	7	334
Tsumura & Co.	320	5,927
USS Co. Ltd.	346	5,735
Unicharm Corp.	1,048	38,973
Welcia Holdings Co. Ltd.	5	106
West Japan Railway Co.	12	482
Yakult Honsha Co. Ltd.	7	424
Yamaha Corp.	7	285
Yamaha Motor Co. Ltd.	16	451
Yamato Holdings Co. Ltd.	15	272
Yaskawa Electric Corp.	13	576
Yokogawa Electric Corp.	12	222
Z Holdings Corp.	7,227	17,418
ZOZO, Inc.	536	11,113

Total Japan		3,178,637

Jordan – 0.00%(2)
Hikma Pharmaceuticals Plc	8	203

Total Jordan		203

Luxembourg – 0.54%
ArcelorMittal SA	2,489	67,917
Befesa SA(3)	127	4,865
Eurofins Scientific SE	202	12,820
L’Occitane International SA	800	1,930
Tenaris SA	25	371

Total Luxembourg		87,903

Macau – 0.00%(2)
Sands China Ltd.(1)	125	429

Total Macau		429

Mexico – 0.24%
Arca Continental SAB de CV	255	2,617
Grupo Aeroportuario del Pacifico SAB de CV – Class B	195	3,502
Grupo Financiero Banorte SAB de CV – Class O	561	4,619
Wal-Mart de Mexico SAB de CV	7,321	29,037

Total Mexico		39,775

Netherlands – 6.25%
ABN AMRO Bank NV(3)	22	342
Adyen NV(1)(3)	90	155,055
Aegon NV	97	490
Akzo Nobel NV	9	725
Argenx SE(1)	3	1,130
ASM International NV	160	67,849
ASML Holding NV	189	136,943
ASML Holding NV – Class REG	101	73,185
Euronext NV(3)	4	298
EXOR NV	411	36,735
Ferrovial SE	27	843
Heineken Holding NV	6	528
Heineken NV	267	27,456
IMCD NV	287	41,241
ING Groep NV	4,376	58,994
JDE Peet’s NV	7	198
Just Eat Takeaway.com NV(1)(3)	11	167
Koninklijke Ahold Delhaize NV	676	23,045
Koninklijke KPN NV	5,405	19,295
Koninklijke Philips NV	9,362	202,856
NN Group NV	13	492
OCI NV	6	133
Prosus NV(1)	1,052	77,018
QIAGEN NV(1)	12	529
Randstad NV	1,361	71,764
Stellantis NV	121	2,119
Topicus.com, Inc.(1)	283	23,213
Universal Music Group NV	43	947
Wolters Kluwer NV	13	1,701

Total Netherlands		1,025,291

New Zealand – 0.32%

Auckland International Airport Ltd.(1)	66	347
Fisher & Paykel Healthcare Corp. Ltd.	30	458
Fletcher Building Ltd.	867	2,889
Mercury NZ Ltd.	35	141
Meridian Energy Ltd.	66	228
Spark New Zealand Ltd.	98	306
Xero Ltd.(1)	608	48,700

Total New Zealand		53,069

Norway – 0.31%
Adevinta ASA – Class B(1)	14	94
Aker BP ASA	17	400
DNB Bank ASA	910	17,023
Equinor ASA	1,000	29,113
Gjensidige Forsikring ASA	10	165
Kongsberg Gruppen ASA	5	214
Mowi ASA	23	370
Norsk Hydro ASA	72	431
Orkla ASA	41	292
Salmar ASA	4	155
Schibsted ASA – Class A	84	1,472
Schibsted ASA – Class B	38	631
Telenor ASA	36	369
Yara International ASA	9	302

Total Norway		51,031

Portugal – 0.36%
EDP – Energias de Portugal SA	157	767
Galp Energia SGPS SA	26	301
Jeronimo Martins SGPS SA	2,080	57,310

Total Portugal		58,378

Russia – 0.00%(2)
Severstal PAO – GDR(1)(4)(6)(7)	147	—
X5 Retail Group NV – GDR(1)(4)(6)(7)	65	—

Total Russia		—

Singapore – 1.83%
BOC Aviation Ltd.(3)	309	2,506
CapitaLand Ascendas REIT	175	353
CapitaLand Integrated Commercial Trust	285	404
Capitaland Investment Ltd.	138	338
City Developments Ltd.	22	110
DBS Group Holdings Ltd.	522	12,188
Genting Singapore Ltd.	360	251
Grab Holdings Ltd. – Class A(1)	97	333
Jardine Cycle & Carriage Ltd.	5	132
Keppel Corp. Ltd.	76	377
Mapletree Logistics Trust	180	216
Mapletree Pan Asia Commercial Trust	132	159
Oversea-Chinese Banking Corp. Ltd.	180	1,633
Sea Ltd. - ADR(1)	19	1,111
Seatrium Ltd.(1)	2,131	198
Singapore Airlines Ltd.	71	377
Singapore Exchange Ltd.	39	279
Singapore Technologies Engineering Ltd.	81	220
Singapore Telecommunications Ltd.	34,894	64,629
United Overseas Bank Ltd.	10,309	213,928
UOL Group Ltd.	24	115
Venture Corp. Ltd.	14	157
Wilmar International Ltd.	103	289

Total Singapore		300,303

South Africa – 0.09%
African Rainbow Minerals Ltd.	226	2,383
Bid Corp. Ltd.	163	3,572
Capitec Bank Holdings Ltd.	32	2,649
Naspers Ltd. - Class N	32	5,748

Total South Africa		14,352

South Korea – 0.37%
Amorepacific Group	19	376
Hana Financial Group, Inc.	106	3,161
Hankook Tire & Technology Co. Ltd.	69	1,802
Hyundai Motor Co.	8	1,203
LG Corp.	19	1,285
Samsung Electronics Co. Ltd.	686	37,790
Shinhan Financial Group Co. Ltd.	587	15,185

Total South Korea		60,802

Spain – 1.70%
Acciona SA	1	214
Acerinox SA	457	4,862
ACS Actividades de Construccion y Servicios SA	12	422
Aena SME SA(3)	4	617
Amadeus IT Group SA(1)	24	1,798
Banco Bilbao Vizcaya Argentaria SA	323	2,479
Banco Santander SA	41,559	153,856
CaixaBank SA	17,865	74,000
Cellnex Telecom SA(3)	29	1,188

Corp. ACCIONA Energias Renovables SA	3	114
EDP Renovaveis SA	15	300
Enagas SA	9	174
Endesa SA	18	379
Fluidra SA	791	15,421
Gestamp Automocion SA(3)	1,206	5,662
Grifols SA(1)	15	198
Iberdrola SA	312	4,073
Industria de Diseno Textil SA	57	2,208
Naturgy Energy Group SA	8	233
Redeia Corp. SA	18	300
Repsol SA	72	1,044
Telefonica SA	277	1,124
Viscofan SA	121	8,388

Total Spain		279,054

Sweden – 2.89%
Alfa Laval AB	166	6,071
Assa Abloy AB – Class B	1,121	26,940
Atlas Copco AB – Class A	8,400	121,270
Atlas Copco AB – Class B	81	1,007
Beijer Ref AB – Class B	18	224
Boliden AB	15	421
Embracer Group AB – Class B(1)	35	87
Epiroc AB – Class A	2,025	38,365
Epiroc AB – Class B	20	319
EQT AB	18	356
Essity AB – Class B	32	857
Evolution AB(3)	622	78,817
Fastighets AB Balder – Class B(1)	43	158
Getinge AB – Class B	208	3,648
H & M Hennes & Mauritz AB – Class B	34	588
Hexagon AB – Class B	108	1,329
Holmen AB – Class B	5	173
Husqvarna AB – Class B	22	198
Industrivarden AB – Class A	8	214
Industrivarden AB – Class C	8	224
Indutrade AB	14	316
Investment AB Latour – Class B	7	143
Investor AB – Class A	23	463
Investor AB – Class B	2,958	59,177
Kinnevik AB – Class B(1)	13	182
L E Lundbergforetagen AB – Class B	4	172
Lifco AB – Class B	13	274
MIPS AB	45	2,216
Modern Times Group MTG AB – Class B(1)	160	1,023
Nibe Industrier AB – Class B	1,564	14,875
Saab AB – Class B	4	226
Sagax AB – Class B	10	199
Sandvik AB	642	12,536
Securitas AB – Class B	26	212
Skandinaviska Enskilda Banken AB – Class A	85	943
Skanska AB – Class B	17	242
SKF AB – Class B	20	356
Spotify Technology SA(1)	221	35,529
Svenska Cellulosa AB SCA – Class B	32	410
Svenska Handelsbanken AB – Class A	1,894	15,854
Swedbank AB	47	797
Swedish Orphan Biovitrum AB(1)	9	175
Tele2 AB – Class B	30	248
Telefonaktiebolaget LM Ericsson – Class B	153	830
Telia Co. AB	18,722	41,073
Viaplay Group AB – Class B(1)	321	1,841
Volvo AB – Class A	10	218
Volvo AB – Class B	80	1,665
Volvo Car AB – Class B(1)	30	121

Total Sweden		473,582

Switzerland – 5.46%
ABB Ltd.	843	33,181
Adecco Group AG	8	278
Alcon, Inc.	26	2,166
Bachem Holding AG – Class B	2	156
Baloise Holding AG	2	351
Banque Cantonale Vaudoise	2	163
Barry Callebaut AG(4)	0	365
BKW AG	1	193
Chocoladefabriken Lindt & Spruengli AG(4)	0	666
Chocoladefabriken Lindt & Spruengli AG – REG(4)	0	745
Cie Financiere Richemont SA	21	3,589
Cie Financiere Richemont SA	756	128,455
Clariant AG(1)	11	166
Coca-Cola HBC AG	12	371
DSM-Firmenich AG(1)	9	992
Dufry AG(1)	5	236

EMS-Chemie Holding AG(4)	0	280
Geberit AG	35	18,207
Givaudan SA(4)	0	1,585
Glencore Plc	6,992	39,643
Helvetia Holding AG	2	267
Holcim AG(1)	327	22,055
Julius Baer Group Ltd.	659	41,583
Kuehne & Nagel International AG	3	838
Logitech International SA	91	5,452
Lonza Group AG	123	73,401
Nestle SA	706	84,931
Novartis AG	1,484	149,585
Partners Group Holding AG	1	1,124
Roche Holding AG	2	547
Roche Holding AG	415	126,896
Schindler Holding AG	1	277
Schindler Holding AG	2	501
SGS SA	8	759
SIG Group AG(1)	16	431
Sika AG	270	77,250
Sonova Holding AG	49	13,019
STMicroelectronics NV	36	1,785
Straumann Holding AG	6	954
Swatch Group AG – BR	2	458
Swatch Group AG – REG	3	147
Swiss Life Holding AG	2	962
Swiss Prime Site AG	4	347
Swiss Re AG	16	1,586
Swisscom AG	1	860
Temenos AG	3	266
UBS Group AG	2,620	53,099
VAT Group AG(3)	1	592
Zurich Insurance Group AG	8	3,816

Total Switzerland		895,576

Taiwan – 1.53%
Advantech Co. Ltd.	347	4,568
Chailease Holding Co. Ltd.(1)	405	2,663
Delta Electronics, Inc.	389	4,311
Hon Hai Precision Industry Co. Ltd.	13,744	49,971
MediaTek, Inc.	85	1,882
Taiwan Semiconductor Manufacturing Co. Ltd.	3,160	58,373
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,287	129,850

Total Taiwan		251,618

Thailand – 0.02%
Kasikornbank PCL	272	1,001
Thai Beverage PCL	6,458	2,773

Total Thailand		3,774

United Kingdom – 17.67%
3i Group Plc	1,757	43,555
Abrdn Plc	111	308
Admiral Group Plc	345	9,131
Anglo American Plc	68	1,930
Ashtead Group Plc	581	40,282
Associated British Foods Plc	19	471
AstraZeneca Plc	594	85,084
Auto Trader Group Plc(3)	8,787	68,228
Aviva Plc	3,315	16,679
BAE Systems Plc	6,310	74,408
Barclays Plc	31,583	61,699
Barratt Developments Plc	919	4,828
Berkeley Group Holdings Plc	6	277
BP Plc	31,697	184,554
British American Tobacco Plc	114	3,774
British Land Co. Plc	48	185
BT Group Plc – Class A	365	567
Bunzl Plc	468	17,836
Burberry Group Plc	1,168	31,528
Capita Plc(1)	7,880	2,746
Centrica Plc	302	475
Close Brothers Group Plc	371	4,167
CNH Industrial NV	1,861	26,846
Coca-Cola Europacific Partners Plc	178	11,473
Compass Group Plc	3,264	91,402
ConvaTec Group Plc(3)	5,596	14,595
Croda International Plc	7	519
Diageo Plc	889	38,207
Dowlais Group Plc(1)	538	868
DS Smith Plc	1,681	5,818
easyJet Plc(1)	1,558	9,575
Endeavour Mining Plc	10	236
Entain Plc	1,439	23,271
Farfetch Ltd. - Class A(1)	1,890	11,413
Ferguson Plc	411	64,918

Future Plc	523	4,481
Games Workshop Group Plc	314	43,627
GSK Plc	7,493	132,788
Haleon Plc	266	1,092
Halma Plc	19	563
Hargreaves Lansdown Plc	2,686	27,841
Hays Plc	5,822	7,560
HSBC Holdings Plc	344	2,705
HSBC Holdings Plc	8,086	64,022
IG Group Holdings Plc	484	4,161
Imperial Brands Plc	5,904	130,675
Inchcape Plc	1,568	15,518
Informa Plc	72	669
InterContinental Hotels Group Plc	127	8,763
International Personal Finance Plc	1,571	2,237
Intertek Group Plc	949	51,435
ITV Plc	10,350	8,997
J Sainsbury Plc	17,903	61,201
JD Sports Fashion Plc	139	258
John Wood Group Plc(1)	2,835	4,884
Johnson Matthey Plc	9	208
Jupiter Fund Management Plc	2,208	3,023
Kingfisher Plc	27,243	80,292
Land Securities Group Plc	36	262
Legal & General Group Plc	319	923
Lloyds Banking Group Plc	267,899	148,509
London Stock Exchange Group Plc	21	2,234
M&G Plc	129	314
Melrose Industries Plc	538	3,467
Mobico Group Plc	3,173	3,926
Mondi Plc	26	400
National Grid Plc	197	2,606
NatWest Group Plc	6,777	20,712
Next Plc	7	602
Ocado Group Plc(1)	33	240
Pagegroup Plc	1,732	8,831
Pearson Plc	34	352
Persimmon Plc	17	219
Pets at Home Group Plc	1,456	6,980
Phoenix Group Holdings Plc	40	269
Rathbones Group Plc	192	4,532
Reckitt Benckiser Group Plc	901	67,679
RELX Plc	1,076	35,882
Rentokil Initial Plc	132	1,036
Rightmove Plc	10,210	67,828
Rio Tinto Plc	399	25,347
Rolls-Royce Holdings Plc(1)	6,385	12,278
Rotork Plc	1,276	4,943
RWS Holdings Plc	558	1,668
Sage Group Plc	53	619
Schroders Plc	46	256
Segro Plc	64	585
Serco Group Plc	5,533	10,940
Severn Trent Plc	13	430
Shell Plc	3,066	92,346
Shell Plc	4,687	139,818
Smith & Nephew Plc	388	6,259
Smiths Group Plc	19	391
Softcat Plc	193	3,473
Spirax-Sarco Engineering Plc	4	500
SSE Plc	3,674	86,149
SSP Group Plc(1)	6,114	19,475
St James’s Place Plc	485	6,704
Standard Chartered Plc	5,946	51,734
Taylor Wimpey Plc	2,658	3,472
Tesco Plc	52,309	165,012
Trainline Plc(1)(3)	6,411	21,252
Travis Perkins Plc	3,071	31,803
Unilever Plc	134	6,968
United Utilities Group Plc	36	439
Vanquis Banking Group Plc	1,057	2,553
Vodafone Group Plc	9,647	9,095
Weir Group Plc	1,729	38,604
WH Smith Plc	437	8,607
Whitbread Plc	11	461
Wise Plc – Class A(1)	3,376	28,222
WPP Plc	12,588	131,948

Total United Kingdom		2,899,007

United States – 2.68%
Aon Plc – Class A	271	93,656
BeiGene Ltd.(1)	1,363	18,695
Coupang, Inc. - Class A(1)	1,124	19,549
EPAM Systems, Inc.(1)	142	31,912

Linde Plc	133	50,710
Mettler-Toledo International, Inc.(1)	84	110,092
ResMed, Inc.	188	41,074
Samsonite International SA(1)(3)	824	2,330
Southern Copper Corp.	69	4,958
STERIS Plc	295	66,394

Total United States		439,370

Uruguay – 0.37%
MercadoLibre, Inc.(1)	51	60,160

Total Uruguay		60,160

Total Common Stocks (Cost: $14,443,231)		16,065,929

PREFERRED STOCKS – 0.33%
Germany – 0.33%
Bayerische Motoren Werke AG	3	351
Dr Ing hc F Porsche AG(3)	6	732
Henkel AG & Co. KGaA	9	720
Porsche Automobil Holding SE(1)	8	475
Sartorius AG	1	474
Volkswagen AG	380	51,052

Total Germany		53,804

South Korea – 0.00%(2)
Amorepacific Group	7	111

Total South Korea		111

Total Preferred Stocks (Cost: $75,616)		53,915

SHORT-TERM INVESTMENTS – 1.56%
Money Market Funds – 1.39%
Goldman Sachs Financial Square Government Fund—Class I, 5.02%(5)	227,347	227,347

Total Money Market Funds (Cost: $227,347)		227,347

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.17%
ANZ, Hong Kong, 3.02% due 07/03/2023	AUD	149	99
Brown Brothers Harriman, 2.22% due 07/03/2023	DKK	393	58
Brown Brothers Harriman, 2.47% due 07/03/2023	SEK	635	59
Brown Brothers Harriman, 2.85% due 07/03/2023	NOK	626	58
Brown Brothers Harriman, 4.15% due 07/03/2023	NZD	190	116
Brown Brothers Harriman, 6.42% due 07/03/2023(4)	ZAR	2	0
Citibank, London, 2.62% due 07/03/2023	EUR	1,189	1,298
HSBC, Hong Kong, 3.72% due 07/03/2023	HKD	2,995	382
HSBC, Singapore, 3.05% due 07/03/2023	SGD	74	55
JP Morgan, New York, 4.57% due 07/03/2023		$971	971
Royal Bank of Canada, Toronto, 3.79% due 07/04/2023(4)	CAD	0	0
Skandinaviska Enskilda Banken AB, Stockholm, 0.65% due 07/03/2023	CHF	24	27
Skandinaviska Enskilda Banken AB, Stockholm, 2.62% due 07/03/2023	EUR	673	735
Skandinaviska Enskilda Banken AB, Stockholm, 4.17% due 07/03/2023	GBP	1,325	1,683
Sumitomo Trust Bank, London, 4.57% due 07/03/2023		$483	483
Sumitomo, Tokyo, -0.37% due 07/03/2023	JPY	3,111,453	21,563
Sumitomo, Tokyo, 4.57% due 07/03/2023		$447	447

Total Time Deposits (Cost: $28,034)			28,034

Total Short-Term Investments (Cost: $255,381)			255,381

TOTAL INVESTMENTS IN SECURITIES – 99.82%
(Cost: $14,774,228)			16,375,225

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.18%			28,959

TOTAL NET ASSETS – 100.00%			$16,404,184

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

GDR Global Depositary Receipt

REIT Real Estate Investment Trust

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

ZAR South African Rand

(1)	Non-income producing security.
(2)	Amount calculated is less than 0.005%.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $674,184, which represents 4.11% of total net assets.

(4)	A zero balance may reflect actual amounts rounding to less than one thousand.
(5)	Represents annualized seven-day yield as of the close of the reporting period.
(6)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $0, which represents 0.00% of total net assets.
(7)	Security that is restricted at June 30, 2023. The value of these securities totals $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
41	Euro Stoxx 50 Future	Sep. 2023	EUR 1,784	$1,981	$34
14	FTSE 100 INDEX Future	Sep. 2023	GBP 1,063	1,341	(9)
7	TOPIX INDEX Future	Sep. 2023	JPY 155,149	1,110	35

					$60

COMMON STOCKS	Percentage of Net Assets
Communication Services	4.14%
Consumer Discretionary	14.04
Consumer Staples	9.08
Energy	3.71
Financials	16.97
Healthcare	13.56
Industrials	19.23
Information Technology	9.16
Materials	4.93
Real Estate	0.27
Utilities	2.84

Total Common Stocks	97.93

PREFERRED STOCKS
Consumer Discretionary	0.32
Consumer Staples	0.01
Healthcare	0.00 (1)

Total Preferred Stocks	0.33

SHORT-TERM INVESTMENTS	1.56

TOTAL INVESTMENTS	99.82
OTHER ASSETS IN EXCESS OF LIABILITIES	0.18

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

June 30, 2023

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 96.07%
Australia – 3.16%
Ampol Ltd.	9	$179
ANZ Group Holdings Ltd.	102	1,620
ASX Ltd.	5	201
BHP Group Ltd.	61	1,824
BHP Group Ltd.	62	1,874
Brambles Ltd.	30	288
Challenger Ltd.	53	230
Cochlear Ltd.	33	5,126
Coles Group Ltd.	10	120
Commonwealth Bank of Australia	16	1,067
Computershare Ltd.	5	77
CSL Ltd.	45	8,317
Dexus Property Group	31	161
Goodman Group	19	249
IGO Ltd.	393	4,013
Macquarie Group Ltd.	17	2,051
Medibank Pvt Ltd.	57	134
Mineral Resources Ltd.	4	171
Newcrest Mining Ltd.	13	237
Northern Star Resources Ltd.	11	87
Qantas Airways Ltd.(1)	17	72
REA Group Ltd.(2)	0	32
Rio Tinto Ltd.	10	790
Scentre Group	744	1,316
Seek Ltd.	7	108
Sonic Healthcare Ltd.	46	1,094
South32 Ltd.	411	1,035
Telstra Group Ltd.	87	249
Transurban Group	42	397
Washington H Soul Pattinson & Co. Ltd.	4	75
Wesfarmers Ltd.	15	504
Westpac Banking Corp.	19	270
Woodside Energy Group Ltd.	9	205
Worley Ltd.	165	1,743

Total Australia		35,916

Austria – 0.15%
Erste Group Bank AG	26	902
OMV AG	1	42
Verbund AG	9	755

Total Austria		1,699

Belgium – 0.16%
Anheuser-Busch InBev SA	7	374
Groupe Bruxelles Lambert NV	1	65
KBC Group NV	1	86
Umicore SA	48	1,336

Total Belgium		1,861

Brazil – 0.76%
Ambev SA – ADR	2,074	6,597
Banco do Brasil SA	159	1,641
XP, Inc. – Class A(1)	15	343

Total Brazil		8,581

Canada – 3.00%
Alimentation Couche-Tard, Inc.	177	9,067
Brookfield Corp.	39	1,311
Canadian National Railway Co.	68	8,291
Definity Financial Corp.	19	517
Element Fleet Management Corp.	180	2,740
Magna International, Inc.	80	4,542
Manulife Financial Corp.	67	1,276
National Bank of Canada	43	3,237
Sun Life Financial, Inc.	59	3,077

Total Canada		34,058

Chile – 0.15%
Antofagasta Plc	92	1,707

Total Chile		1,707

China – 1.00%
Alibaba Group Holding Ltd. – ADR(1)	3	213
Alibaba Group Holding Ltd.(1)	432	4,492
Meituan – Class B(1)(3)	1	17
PICC Property & Casualty Co. Ltd. – Class H	1,338	1,490

Ping An Insurance Group Co. of China Ltd. – Class H	98	623
Tencent Holdings Ltd.	18	776
Trip.com Group Ltd. – ADR(1)	106	3,698

Total China		11,309

Denmark – 3.44%
AP Moller – Maersk – Class B(2)	0	218
Carlsberg AS – Class B(2)	0	66
CHR Hansen Holding	70	4,883
Coloplast – Class B	55	6,852
Danske Bank(1)	179	4,362
DSV	2	354
Genmab(1)	3	983
Novo Nordisk – Class B	112	18,043
Novozymes – Class B	62	2,903
Orsted AS(3)	3	254
Tryg	1	19
Vestas Wind Systems(1)	5	132

Total Denmark		39,069

Finland – 1.70%
Elisa OYJ	2	80
Fortum OYJ	3	43
Kone OYJ – Class B	149	7,778
Nokia OYJ	1,661	6,959
Nordea Bank Abp – Class A	63	687
Orion OYJ – Class B	1	46
Sampo OYJ – Class A	59	2,628
Stora Enso OYJ – Class R	98	1,140

Total Finland		19,361

France – 13.08%
Accor SA	206	7,673
Air Liquide SA	70	12,558
Airbus SE	6	848
Amundi SA(3)	139	8,203
AXA SA	161	4,763
BNP Paribas SA	41	2,572
Bouygues SA	80	2,704
Bureau Veritas SA	8	226
Capgemini SE	1	163
Carrefour SA	5	103
Cie de Saint-Gobain	3	153
Cie Generale des Etablissements Michelin SCA	282	8,337
Covivio	2	78
Credit Agricole SA	8	90
Danone SA	10	599
Dassault Systemes SE	166	7,365
Eiffage SA(2)	0	24
Engie SA	226	3,757
EssilorLuxottica SA	13	2,487
Gecina SA	1	96
Hermes International	3	6,595
Ipsen SA	4	515
Kering SA	4	1,987
Legrand SA	26	2,626
L’Oreal SA	28	12,833
LVMH Moet Hennessy Louis Vuitton SE	14	13,550
Orange SA	18	206
Pernod Ricard SA	2	373
Publicis Groupe SA	67	5,403
Renault SA	2	101
Rexel SA	369	9,132
Safran SA	18	2,748
Sanofi	136	14,652
Schneider Electric SE	3	527
SCOR SE	36	1,053
Societe Generale SA	13	346
Teleperformance	7	1,149
TotalEnergies SE	198	11,346
Veolia Environnement SA	4	134
Vinci SA	4	440
Vivendi SE	31	283

Total France		148,798

Germany – 8.72%
Adidas AG	39	7,542
Allianz SE	3	783
BASF SE	159	7,744
Bayer AG	105	5,836
Bayerische Motoren Werke AG	5	585
Beiersdorf AG	1	178
Carl Zeiss Meditec AG	3	272

Covestro AG(1)(3)	245	12,742
Daimler Truck Holding AG	259	9,322
Delivery Hero SE(1)(3)	6	257
Deutsche Bank AG	22	234
Deutsche Boerse AG	2	352
Deutsche Post AG	15	713
Deutsche Telekom AG	16	356
E.ON SE	23	290
Evonik Industries AG	23	447
Evotec SE(1)	39	873
Fresenius Medical Care AG & Co. KGaA	121	5,793
Fresenius SE & Co. KGaA	56	1,546
Hannover Rueck SE	1	132
Infineon Technologies AG	11	465
KION Group AG	27	1,084
Mercedes-Benz Group AG—Class REGISTERED	5	367
Merck KGaA	40	6,558
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13	5,031
RWE AG	5	226
SAP SE	103	14,070
Siemens AG	67	11,241
Siemens Healthineers AG(3)	44	2,507
Stroeer SE & Co. KGaA(1)	8	404
Vonovia SE	13	245
Zalando SE(1)(3)	33	954

Total Germany		99,149

Hong Kong – 3.05%
AIA Group Ltd.	1,089	11,063
Beijing Enterprises Holdings Ltd.	113	410
CK Hutchison Holdings Ltd.	81	494
CLP Holdings Ltd.	596	4,638
ESR Group Ltd.(3)	236	406
Galaxy Entertainment Group Ltd.(1)	953	6,071
Hang Seng Bank Ltd.	32	455
Hong Kong & China Gas Co. Ltd.	237	205
Hong Kong Exchanges & Clearing Ltd.	13	500
Jardine Matheson Holdings Ltd.	55	2,789
Link Real Estate Investment Trust	51	283
Power Assets Holdings Ltd.	50	262
Prudential Plc	501	7,081
Sun Hung Kai Properties Ltd.	4	51

Total Hong Kong		34,708

Hungary – 0.09%
OTP Bank Nyrt	28	1,002

Total Hungary		1,002

Ireland – 1.19%
AerCap Holdings NV(1)	1	72
Bank of Ireland Group Plc	354	3,378
CRH Plc	12	636
DCC Plc	23	1,304
Experian Plc	201	7,709
Flutter Entertainment Plc(1)	2	308
James Hardie Industries Plc(1)	5	145

Total Ireland		13,552

Israel – 0.11%
Azrieli Group Ltd.	6	344
Check Point Software Technologies Ltd.(1)	6	731
Nice Ltd.(1)(2)	0	84
Wix.com Ltd.(1)	1	41

Total Israel		1,200

Italy – 1.80%
Assicurazioni Generali SpA	6	124
DiaSorin SpA	3	294
Enel SpA	1,183	7,977
ENI SpA	23	338
Ferrari NV	14	4,705
FinecoBank Banca Fineco SpA	6	79
Intesa Sanpaolo SpA	468	1,226
Moncler SpA	30	2,051
Nexi SpA(1)(3)	3	23
Poste Italiane SpA(3)	3	35
Prysmian SpA	65	2,728
Recordati SpA	5	232
Snam SpA	18	96
Terna—Rete Elettrica Nazionale	13	112
UniCredit SpA	18	420

Total Italy		20,440

Japan – 19.33%
Advantest Corp.	1	162

Aeon Co. Ltd.	10	203
Aisin Corp.	7	201
Ajinomoto Co., Inc.	5	191
ANA Holdings, Inc.(1)	14	324
Asahi Kasei Corp.	177	1,200
Astellas Pharma, Inc.	255	3,801
Azbil Corp.	3	79
Bandai Namco Holdings, Inc.	14	320
Bridgestone Corp.	38	1,557
Brother Industries Ltd.	15	218
Canon, Inc.	14	363
Central Japan Railway Co.	10	1,253
Chugai Pharmaceutical Co. Ltd.	8	228
CyberAgent, Inc.	74	544
Daifuku Co. Ltd.	13	266
Dai-ichi Life Holdings, Inc.	18	344
Daiichi Sankyo Co. Ltd.	14	445
Daikin Industries Ltd.	52	10,738
Denso Corp.	36	2,401
Disco Corp.	3	476
East Japan Railway Co.	4	216
Eisai Co. Ltd.	2	115
Electric Power Development Co. Ltd.	56	830
ENEOS Holdings, Inc.	54	186
FANUC Corp.	201	7,039
Fast Retailing Co. Ltd.	2	385
FUJIFILM Holdings Corp.	4	238
Fujitsu Ltd.	2	259
Fukuoka Financial Group, Inc.	127	2,615
GMO Payment Gateway, Inc.	3	204
Hamamatsu Photonics KK	30	1,458
Hankyu Hanshin Holdings, Inc.	1	23
Hikari Tsushin, Inc.	1	86
Hitachi Ltd.	8	466
Honda Motor Co. Ltd.	105	3,166
Hoya Corp.	69	8,270
Ibiden Co. Ltd.	2	102
Iida Group Holdings Co. Ltd.	87	1,462
Inpex Corp.	8	83
Isuzu Motors Ltd.	338	4,103
ITOCHU Corp.	12	457
Japan Post Bank Co. Ltd.	5	36
Japan Post Holdings Co. Ltd.	15	108
Japan Tobacco, Inc.	16	350
Kao Corp.	3	105
KDDI Corp.	13	401
Keyence Corp.	23	11,072
Kirin Holdings Co. Ltd.	107	1,568
Komatsu Ltd.	317	8,583
Kubota Corp.	24	347
Marubeni Corp.	7	114
McDonald’s Holdings Co. Japan Ltd.	1	39
Minebea Co. Ltd.	236	4,470
MISUMI Group, Inc.	140	2,821
Mitsubishi Corp.	59	2,872
Mitsubishi Electric Corp.	217	3,065
Mitsubishi HC Capital, Inc.	193	1,147
Mitsubishi UFJ Financial Group, Inc.	418	3,083
Mitsui & Co. Ltd.	67	2,524
Mitsui Fudosan Co. Ltd.	123	2,446
Mizuho Financial Group, Inc.	9	131
MS&AD Insurance Group Holdings, Inc.	40	1,431
Murata Manufacturing Co. Ltd.	150	8,594
Nintendo Co. Ltd.	8	365
Nippon Building Fund, Inc.(2)	0	377
Nippon Telegraph & Telephone Corp.	4,775	5,650
Nissan Motor Co. Ltd.	55	226
Nomura Research Institute Ltd.	9	254
NTT Data Corp.	180	2,524
Oji Holdings Corp.	43	162
Omron Corp.	20	1,216
Oracle Corp.	6	446
Oriental Land Co. Ltd.	13	507
ORIX Corp.	25	449
Otsuka Holdings Co. Ltd.	32	1,188
Panasonic Holdings Corp.	198	2,425
Pola Orbis Holdings, Inc.	6	90
Recruit Holdings Co. Ltd.	67	2,148
Renesas Electronics Corp.(1)	99	1,866

Resona Holdings, Inc.	964	4,614
Ricoh Co. Ltd.	8	68
Secom Co. Ltd.	9	616
Seiko Epson Corp.	2	33
Seven & i Holdings Co. Ltd.	73	3,145
SG Holdings Co. Ltd.	6	81
Shin-Etsu Chemical Co. Ltd.	288	9,609
Shionogi & Co. Ltd.	8	337
Shiseido Co. Ltd.	3	131
SMC Corp. – ADR	30	839
SMC Corp.	16	9,004
Softbank Corp.	18	189
SoftBank Group Corp.	6	274
Sony Group Corp.	46	4,125
Stanley Electric Co. Ltd.	46	922
Subaru Corp.	366	6,886
Sumitomo Corp.	113	2,399
Sumitomo Metal Mining Co. Ltd.	5	145
Sumitomo Mitsui Financial Group, Inc.	57	2,452
Sumitomo Mitsui Trust Holdings, Inc.	30	1,064
Sumitomo Rubber Industries Ltd.	24	228
Suzuki Motor Corp.	29	1,059
Sysmex Corp.	106	7,268
T&D Holdings, Inc.	113	1,651
Takeda Pharmaceutical Co. Ltd.	146	4,600
TDK Corp.	2	74
TechnoPro Holdings, Inc.	57	1,244
Terumo Corp.	200	6,376
THK Co. Ltd.	36	743
Tokio Marine Holdings, Inc.	144	3,324
Tokyo Electron Ltd.	20	2,938
Toray Industries, Inc.	823	4,586
Toshiba Corp.	11	342
Tosoh Corp.	28	330
Toyota Motor Corp.	262	4,217
Welcia Holdings Co. Ltd.	31	652
Yamaha Corp.	4	162
Yamato Holdings Co. Ltd.	7	121
Yokogawa Electric Corp.	4	76
Z Holdings Corp.	225	543

Total Japan		219,744

Luxembourg – 0.48%
ArcelorMittal	195	5,330
Eurofins Scientific SE(2)	0	31
Tenaris SA	10	149

Total Luxembourg		5,510

Netherlands – 5.73%
Adyen NV(1)(3)	1	1,103
Aegon NV	14	72
Akzo Nobel NV	25	2,040
Argenx SE(1)	1	296
ASM International NV	16	6,760
ASML Holding NV	25	18,339
EXOR NV	3	309
Ferrovial SE	6	176
Heineken NV	21	2,190
ING Groep NV	841	11,337
JDE Peet’s NV	17	498
Just Eat Takeaway.com NV(1)(3)	12	186
Koninklijke Ahold Delhaize NV	14	480
Koninklijke KPN NV	29	102
Koninklijke Philips NV	406	8,804
NN Group NV	14	512
NXP Semiconductors NV	15	3,139
Prosus NV(1)	6	444
QIAGEN NV(1)	5	222
Randstad NV	140	7,402
Stellantis NV	19	340
Wolters Kluwer NV	3	390

Total Netherlands		65,141

New Zealand – 0.03%
Xero Ltd.(1)	4	297

Total New Zealand		297

Norway – 0.82%
Aker BP ASA	9	211
DNB Bank ASA	162	3,038
Equinor ASA	122	3,566
Gjensidige Forsikring ASA	29	467
Norsk Hydro ASA	23	135

Storebrand ASA	201	1,569
Telenor ASA	31	310

Total Norway		9,296

Portugal – 0.03%
EDP – Energias de Portugal SA	69	337

Total Portugal		337

Singapore – 0.84%
CapitaLand Ascendas REIT	35	71
DBS Group Holdings Ltd.	134	3,134
Oversea-Chinese Banking Corp. Ltd.	78	708
Sea Ltd. – ADR(1)	3	189
Singapore Airlines Ltd.	54	285
Singapore Exchange Ltd.	44	310
Singapore Telecommunications Ltd.	41	76
United Overseas Bank Ltd.	134	2,785
Wilmar International Ltd.	692	1,950

Total Singapore		9,508

South Korea – 0.93%
NAVER Corp.	7	922
POSCO Holdings, Inc.	1	333
POSCO Holdings, Inc. – ADR	6	420
Samsung Electronics Co. Ltd.	135	7,416
Shinhan Financial Group Co. Ltd.	58	1,490

Total South Korea		10,581

Spain – 2.12%
ACS Actividades Co.	3	99
Aena SME SA(3)	1	243
Amadeus IT Group SA(1)	77	5,859
Banco Bilbao Vizcaya Argentaria SA	44	337
Banco Santander SA	131	486
CaixaBank SA	1,161	4,811
Cellnex Telecom SA(3)	7	291
Corp. ACCIONA Energias Renovables SA	6	209
EDP Renovaveis SA	4	83
Iberdrola SA	43	561
Industria de Diseno Textil SA	272	10,555
Repsol SA	21	306
Telefonica SA	50	203

Total Spain		24,043

Sweden – 1.26%
Alleima AB	1	3
Assa Abloy AB – Class B	15	362
Atlas Copco AB – Class A	44	637
Atlas Copco AB – Class B	299	3,722
Autoliv, Inc.	17	1,474
Boliden AB	4	126
Elekta AB – Class B	134	1,035
Essity AB – Class B	10	262
Evolution AB(3)	1	182
Fastighets AB Balder – Class B(1)	54	198
Hexagon AB – Class B	18	225
Industrivarden AB – Class C	4	105
Investment AB Latour – Class B	11	221
Investor AB – Class B	20	391
Sagax AB – Class B	13	263
Sandvik AB	8	154
Securitas AB – Class B	6	45
Skandinaviska Enskilda Banken AB – Class A	45	496
Svenska Handelsbanken AB – Class A	223	1,870
Tele2 AB – Class B	12	99
Telefonaktiebolaget LM Ericsson – Class B	359	1,953
Telia Co. AB	96	210
Volvo AB – Class B	13	275

Total Sweden		14,308

Switzerland – 8.83%
ABB Ltd.	101	3,973
Accelleron Industries AG	1	24
Adecco Group AG	6	203
Alcon, Inc.	23	1,882
Barry Callebaut AG	1	1,439
Cie Financiere Richemont SA	3	466
Clariant AG(1)	19	272
DSM-Firmenich AG(1)	2	177
EMS-Chemie Holding AG(2)	0	107
Geberit AG(2)	0	133
Givaudan SA(2)	0	325
Glencore Plc	96	546
Holcim AG(1)	3	175
Julius Baer Group Ltd.	103	6,512

Kuehne & Nagel International AG	18	5,211
Lonza Group AG	12	6,900
Nestle SA	163	19,628
Novartis AG	137	13,801
Partners Group Holding AG(2)	0	437
Roche Holding AG	1	209
Roche Holding AG	66	20,199
SGS SA	63	5,952
Sika AG	1	416
Sonova Holding AG	1	318
STMicroelectronics NV	8	408
Straumann Holding AG	2	294
Swisscom AG(2)	0	101
UBS Group AG	324	6,564
VAT Group AG(2)(3)	0	99
Zurich Insurance Group AG	7	3,521

Total Switzerland		100,292

Taiwan – 2.12%
Hon Hai Precision Industry Co. Ltd.	2,053	7,464
Largan Precision Co. Ltd.	5	343
Taiwan Semiconductor Manufacturing Co. Ltd.	372	6,872
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	93	9,428

Total Taiwan		24,107

United Kingdom – 11.46%
3i Group Plc	4	102
Amcor Plc	21	207
Anglo American Plc	14	410
Ashtead Group Plc	38	2,632
AstraZeneca Plc	11	1,576
AstraZeneca Plc – ADR	67	4,829
Aviva Plc	566	2,850
BAE Systems Plc	29	345
Barclays Plc	1,847	3,609
Barratt Developments Plc	63	331
BP Plc	152	883
Bridgepoint Group Plc(3)	291	750
British American Tobacco Plc	12	383
BT Group Plc – Class A	230	358
Bunzl Plc	38	1,449
Compass Group Plc	479	13,416
Croda International Plc	1	49
Diageo Plc	254	10,936
Dowlais Group Plc(1)	331	534
Dr Martens Plc	208	323
Great Portland Estates Plc	151	796
GSK Plc	28	490
GSK Plc – ADR	43	1,517
Haleon Plc	35	142
Haleon Plc – ADR	52	434
HSBC Holdings Plc	1,051	8,321
Imperial Brands Plc	13	278
Intertek Group Plc	2	127
J Sainsbury Plc	2,348	8,025
Johnson Matthey Plc	61	1,351
Kingfisher Plc	777	2,289
Land Securities Group Plc	16	117
Lloyds Banking Group Plc	3,685	2,043
London Stock Exchange Group Plc	3	367
Melrose Industries Plc	331	2,133
National Grid Plc	172	2,275
NatWest Group Plc	961	2,938
Next Plc	20	1,741
Ocado Group Plc(1)	41	299
Persimmon Plc	74	965
Reckitt Benckiser Group Plc	62	4,696
RELX Plc	21	684
Rentokil Initial Plc	51	397
Rio Tinto Plc	10	608
Sage Group Plc	7	86
Schroders Plc	5	30
Segro Plc	31	286
Severn Trent Plc	4	132
Shell Plc	48	1,446
Shell Plc – ADR	38	2,277
Shell Plc	282	8,504
Smith & Nephew Plc	14	227
Smiths Group Plc	3	67
SSE Plc	15	349
St James’s Place Plc	9	131

Standard Chartered Plc	596	5,188
Taylor Wimpey Plc	245	320
TechnipFMC Plc(1)	76	1,260
Tesco Plc	1,775	5,601
Travis Perkins Plc	380	3,935
Unilever Plc	124	6,448
United Utilities Group Plc	11	133
Vodafone Group Plc – ADR	101	954
Vodafone Group Plc	1,739	1,640
Whitbread Plc	6	273
WPP Plc	180	1,891

Total United Kingdom		130,183

United States – 0.53%
Broadcom, Inc.	6	5,047
Coupang, Inc. – Class A(1)	13	222
Samsonite International SA(1)(3)	260	736

Total United States		6,005

Total Common Stocks (Cost: $948,231)		1,091,762

PREFERRED STOCKS – 0.67%
Germany – 0.67%
Dr Ing hc F Porsche AG(3)	15	1,908
Henkel AG & Co. KGaA	1	63
Porsche Automobil Holding SE(1)	4	255
Volkswagen AG	40	5,372

Total Germany		7,598

Total Preferred Stocks (Cost: $7,520)		7,598

SHORT-TERM INVESTMENTS – 3.19%
Money Market Funds – 2.97%
Goldman Sachs Financial Square Government Fund – Class I, 5.02%(4)	33,739	33,739

Total Money Market Funds (Cost: $33,739)		33,739

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.22%
ANZ, Hong Kong, 3.02% due 07/03/2023	AUD	36	24
Brown Brothers Harriman, 2.22% due 07/03/2023(2)	DKK	0	0
Brown Brothers Harriman, 2.47% due 07/03/2023(2)	SEK	3	0
Brown Brothers Harriman, 2.85% due 07/03/2023	NOK	3,252	303
Brown Brothers Harriman, 4.15% due 07/03/2023(2)	NZD	0	0
HSBC, Hong Kong, 3.72% due 07/03/2023	HKD	691	88
HSBC, Singapore, 3.05% due 07/03/2023	SGD	14	11
Royal Bank of Canada, Toronto, 3.79% due 07/04/2023	CAD	110	83
Skandinaviska Enskilda Banken AB, Stockholm, 0.65% due 07/03/2023	CHF	1	1
Skandinaviska Enskilda Banken AB, Stockholm, 2.62% due 07/03/2023	EUR	344	376
Skandinaviska Enskilda Banken AB, Stockholm, 4.17% due 07/03/2023	GBP	228	289
Sumitomo, Tokyo, -0.37% due 07/03/2023	JPY	192,244	1,333

Total Time Deposits (Cost: $2,508)			2,508

Total Short-Term Investments (Cost: $36,247)			36,247

TOTAL INVESTMENTS IN SECURITIES – 99.93%
(Cost: $991,998)			1,135,607

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.07%			759

TOTAL NET ASSETS – 100.00%			$1,136,366

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $30,896, which represents 2.72% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

COMMON STOCKS	Percentage of Net Assets
Communication Services	2.04%
Consumer Discretionary	13.16
Consumer Staples	8.84
Energy	2.73
Financials	15.92
Healthcare	15.60
Industrials	16.01
Information Technology	11.46
Materials	7.51
Real Estate	0.68
Utilities	2.12

Total Common Stocks	96.07

PREFERRED STOCKS
Consumer Discretionary	0.66
Consumer Staples	0.01

Total Preferred Stocks	0.67

SHORT-TERM INVESTMENTS	3.19

TOTAL INVESTMENTS	99.93
OTHER ASSETS IN EXCESS OF LIABILITIES	0.07

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of this Schedule of Investments.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Bridge Builder Trust and Shareholders of Bridge Builder Core Bond Fund, Bridge Builder Core Plus Bond Fund, Bridge Builder Municipal Bond Fund, Bridge Builder Municipal High-Income Bond Fund, Bridge Builder Large Cap Growth Fund, Bridge Builder Large Cap Value Fund, Bridge Builder Tax Managed Large Cap Fund, Bridge Builder Small/Mid Cap Growth Fund, Bridge Builder Small/Mid Cap Value Fund, Bridge Builder Tax Managed Small/Mid Cap Fund, Bridge Builder International Equity Fund, and Bridge Builder Tax Managed International Equity Fund.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of investments, of each of the funds listed in the table below (twelve of the funds constituting Bridge Builder Trust, hereafter collectively referred to as the “Funds”) as of June 30, 2023, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of June 30, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2023, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Bridge Builder Core Bond Fund (1)

Bridge Builder Core Plus Bond Fund (1)

Bridge Builder Municipal Bond Fund (1)

Bridge Builder Large Cap Growth Fund (1)

Bridge Builder Large Cap Value Fund (1)

Bridge Builder Tax Managed Large Cap Fund (2)

Bridge Builder Small/Mid Cap Growth Fund (1)

Bridge Builder Small/Mid Cap Value Fund (1)

Bridge Builder Tax Managed Small/Mid Cap Fund (2)

Bridge Builder International Equity Fund (1)

Bridge Builder Tax Managed International Equity Fund (2)

Bridge Builder Municipal High- Income Bond Fund (3)

(1) Statement of operations for the year ended June 30, 2023 and statements of changes in net assets for the years ended June 30, 2023 and 2022

(2) Statement of operations for the year ended June 30, 2023 and statements of changes in net assets for the year ended June 30, 2023 and the period June 1, 2022 (inception date) through June 30, 2022

(3) Statement of operations and statement of changes in net assets for the period April 13, 2023 (inception date) through June 30, 2023

PricewaterhouseCoopers LLP, One North Wacker, Chicago, IL 60606

T: (312) 298 2000, www.pwc.com/us

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2023 by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

Chicago, Illinois

August 25, 2023

We have served as the auditor of one or more investment companies in the Bridge Builder Trust since 2013.

2

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 13. EXHIBITS.

(a)	(1)

Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

Not applicable.

	(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable to open-end investment companies.

	(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)		Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bridge Builder Trust

By:	/s/ Colleen R. Dean
Name:	Colleen R. Dean
Title:	Principal Executive Officer

Date:	August 25, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Bridge Builder Trust

By:	/s/ Colleen R. Dean
Name:	Colleen R. Dean
Title:	Principal Executive Officer

Date:	August 25, 2023

By:	/s/ Aaron J. Masek
Name:	Aaron J. Masek
Title:	Principal Financial Officer

Date:	August 25, 2023